UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® SAI Short-Term Bond Fund Fidelity® SAI Short-Term Bond Fund : FZOMX

This semi-annual shareholder report contains information about Fidelity® SAI Short-Term Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Short-Term Bond Fund	$ 11	0.21%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$3,861,084,246
Number of Holdings	434
Portfolio Turnover	111%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 47.1
AAA - 13.7
AA - 1.3
A - 14.6
BBB - 17.3
BB - 1.2
Not Rated - 3.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 47.0
Corporate Bonds - 33.9
Asset-Backed Securities - 14.8
CMOs and Other Mortgage Related Securities - 3.1
U.S. Government Agency - Mortgage Securities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 84.5
United Kingdom - 3.9
Grand Cayman (UK Overseas Ter) - 3.3
Germany - 2.1
Ireland - 1.3
Canada - 1.2
France - 1.1
Bailiwick Of Jersey - 0.6
Japan - 0.4
Others - 1.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	47.0
Citigroup Inc	1.2
JPMorgan Chase & Co	1.1
Bank of America Corp	1.1
Goldman Sachs Group Inc/The	1.1
Wells Fargo & Co	1.0
Deutsche Bank AG/New York NY	0.9
HSBC Holdings PLC	0.9
Barclays PLC	0.9
General Motors Financial Co Inc	0.9
56.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915467.101    6218-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® SAI Low Duration Bond Fund Fidelity® SAI Low Duration Bond Fund : FZOLX

This semi-annual shareholder report contains information about Fidelity® SAI Low Duration Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Low Duration Bond Fund	$ 10	0.20%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$2,743,423,157
Number of Holdings	261
Portfolio Turnover	44%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 23.7
AAA - 21.4
AA - 4.4
A - 26.2
BBB - 13.9
BB - 0.3
Not Rated - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 7.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 44.0
U.S. Treasury Obligations - 23.7
Asset-Backed Securities - 21.2
CMOs and Other Mortgage Related Securities - 2.6
Other Investments - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 7.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 78.2
United Kingdom - 4.2
Canada - 4.0
Grand Cayman (UK Overseas Ter) - 3.5
Netherlands - 3.1
Germany - 2.5
France - 0.9
Australia - 0.7
Ireland - 0.6
Others - 2.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	23.7
Goldman Sachs Group Inc/The	1.4
GMF Floorplan Owner Revolving Trust	1.4
Wells Fargo & Co	1.3
NatWest Group PLC	1.3
JPMorgan Chase & Co	1.3
ING Groep NV	1.3
Svenska Handelsbanken/New York NY	1.2
Westpac Banking Corp	1.2
Bank of America Corp	1.2
35.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915466.101    6217-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® SAI Investment Grade Securitized Fund Fidelity® SAI Investment Grade Securitized Fund : FSMOX

This semi-annual shareholder report contains information about Fidelity® SAI Investment Grade Securitized Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Investment Grade Securitized Fund	$ 15	0.30%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$940,500,330
Number of Holdings	1,553
Portfolio Turnover	740%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 89.1
AAA - 10.8
AA - 0.5
A - 0.1
BB - 0.1
Not Rated - 25.7
Short-Term Investments and Net Other Assets (Liabilities) - (26.3)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Government Agency - Mortgage Securities - 86.9
CMOs and Other Mortgage Related Securities - 33.5
Asset-Backed Securities - 3.5
U.S. Treasury Obligations - 2.2
Options - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - (26.3)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.9
Canada - 0.1

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	31.2
Ginnie Mae II Pool	23.0
Freddie Mac Gold Pool	18.0
Freddie Mac Multifamily Structured pass-thru certificates	12.0
Uniform Mortgage Backed Securities	10.2
Fannie Mae Guaranteed REMIC	4.6
Ginnie Mae I Pool	4.2
Freddie Mac Non Gold Pool	2.0
US Treasury Notes	1.5
Wells Fargo Commercial Mortgage Trust	1.5
108.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915503.101    7329-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Investment Grade Bond Fund Fidelity® Investment Grade Bond Fund : FBNDX

This semi-annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Investment Grade Bond Fund	$ 23	0.45%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$12,273,483,227
Number of Holdings	4,138
Portfolio Turnover	134%
What did the Fund invest in?
(as of February 28, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 61.1
AAA - 6.6
AA - 1.0
A - 7.3
BBB - 13.8
BB - 2.9
B - 1.0
CCC,CC,C - 0.0
Not Rated - 6.9
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.6)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 48.3
Corporate Bonds - 22.6
U.S. Government Agency - Mortgage Securities - 12.8
Asset-Backed Securities - 9.2
CMOs and Other Mortgage Related Securities - 7.4
Preferred Securities - 0.2
Bank Loan Obligations - 0.1
Other Investments - 0.0
Options - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.6)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.2
Grand Cayman (UK Overseas Ter) - 4.4
Bailiwick Of Jersey - 0.8
Mexico - 0.8
Germany - 0.6
United Kingdom - 0.6
Ireland - 0.5
Switzerland - 0.3
Multi-national - 0.2
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	37.7
US Treasury Bonds	10.6
Fannie Mae Mortgage pass-thru certificates	3.6
Ginnie Mae II Pool	3.5
Freddie Mac Gold Pool	3.1
Uniform Mortgage Backed Securities	2.2
Freddie Mac Multifamily Structured pass-thru certificates	1.4
Citigroup Inc	1.3
Bank of America Corp	1.1
JPMorgan Chase & Co	0.9
65.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915390.101    26-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Investment Grade Bond Fund Fidelity Advisor® Investment Grade Bond Fund Class Z : FIKQX

This semi-annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 18	0.36%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$12,273,483,227
Number of Holdings	4,138
Portfolio Turnover	134%
What did the Fund invest in?
(as of February 28, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 61.1
AAA - 6.6
AA - 1.0
A - 7.3
BBB - 13.8
BB - 2.9
B - 1.0
CCC,CC,C - 0.0
Not Rated - 6.9
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.6)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 48.3
Corporate Bonds - 22.6
U.S. Government Agency - Mortgage Securities - 12.8
Asset-Backed Securities - 9.2
CMOs and Other Mortgage Related Securities - 7.4
Preferred Securities - 0.2
Bank Loan Obligations - 0.1
Other Investments - 0.0
Options - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.6)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.2
Grand Cayman (UK Overseas Ter) - 4.4
Bailiwick Of Jersey - 0.8
Mexico - 0.8
Germany - 0.6
United Kingdom - 0.6
Ireland - 0.5
Switzerland - 0.3
Multi-national - 0.2
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	37.7
US Treasury Bonds	10.6
Fannie Mae Mortgage pass-thru certificates	3.6
Ginnie Mae II Pool	3.5
Freddie Mac Gold Pool	3.1
Uniform Mortgage Backed Securities	2.2
Freddie Mac Multifamily Structured pass-thru certificates	1.4
Citigroup Inc	1.3
Bank of America Corp	1.1
JPMorgan Chase & Co	0.9
65.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915391.101    3251-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Investment Grade Bond Fund Fidelity Advisor® Investment Grade Bond Fund Class M : FGBTX

This semi-annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 38	0.75%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$12,273,483,227
Number of Holdings	4,138
Portfolio Turnover	134%
What did the Fund invest in?
(as of February 28, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 61.1
AAA - 6.6
AA - 1.0
A - 7.3
BBB - 13.8
BB - 2.9
B - 1.0
CCC,CC,C - 0.0
Not Rated - 6.9
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.6)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 48.3
Corporate Bonds - 22.6
U.S. Government Agency - Mortgage Securities - 12.8
Asset-Backed Securities - 9.2
CMOs and Other Mortgage Related Securities - 7.4
Preferred Securities - 0.2
Bank Loan Obligations - 0.1
Other Investments - 0.0
Options - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.6)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.2
Grand Cayman (UK Overseas Ter) - 4.4
Bailiwick Of Jersey - 0.8
Mexico - 0.8
Germany - 0.6
United Kingdom - 0.6
Ireland - 0.5
Switzerland - 0.3
Multi-national - 0.2
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	37.7
US Treasury Bonds	10.6
Fannie Mae Mortgage pass-thru certificates	3.6
Ginnie Mae II Pool	3.5
Freddie Mac Gold Pool	3.1
Uniform Mortgage Backed Securities	2.2
Freddie Mac Multifamily Structured pass-thru certificates	1.4
Citigroup Inc	1.3
Bank of America Corp	1.1
JPMorgan Chase & Co	0.9
65.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915388.101    1125-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Investment Grade Bond Fund Fidelity Advisor® Investment Grade Bond Fund Class I : FGBPX

This semi-annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.51%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$12,273,483,227
Number of Holdings	4,138
Portfolio Turnover	134%
What did the Fund invest in?
(as of February 28, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 61.1
AAA - 6.6
AA - 1.0
A - 7.3
BBB - 13.8
BB - 2.9
B - 1.0
CCC,CC,C - 0.0
Not Rated - 6.9
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.6)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 48.3
Corporate Bonds - 22.6
U.S. Government Agency - Mortgage Securities - 12.8
Asset-Backed Securities - 9.2
CMOs and Other Mortgage Related Securities - 7.4
Preferred Securities - 0.2
Bank Loan Obligations - 0.1
Other Investments - 0.0
Options - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.6)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.2
Grand Cayman (UK Overseas Ter) - 4.4
Bailiwick Of Jersey - 0.8
Mexico - 0.8
Germany - 0.6
United Kingdom - 0.6
Ireland - 0.5
Switzerland - 0.3
Multi-national - 0.2
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	37.7
US Treasury Bonds	10.6
Fannie Mae Mortgage pass-thru certificates	3.6
Ginnie Mae II Pool	3.5
Freddie Mac Gold Pool	3.1
Uniform Mortgage Backed Securities	2.2
Freddie Mac Multifamily Structured pass-thru certificates	1.4
Citigroup Inc	1.3
Bank of America Corp	1.1
JPMorgan Chase & Co	0.9
65.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915389.101    1126-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Investment Grade Bond Fund Fidelity Advisor® Investment Grade Bond Fund Class C : FGBCX

This semi-annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 77	1.53%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$12,273,483,227
Number of Holdings	4,138
Portfolio Turnover	134%
What did the Fund invest in?
(as of February 28, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 61.1
AAA - 6.6
AA - 1.0
A - 7.3
BBB - 13.8
BB - 2.9
B - 1.0
CCC,CC,C - 0.0
Not Rated - 6.9
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.6)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 48.3
Corporate Bonds - 22.6
U.S. Government Agency - Mortgage Securities - 12.8
Asset-Backed Securities - 9.2
CMOs and Other Mortgage Related Securities - 7.4
Preferred Securities - 0.2
Bank Loan Obligations - 0.1
Other Investments - 0.0
Options - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.6)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.2
Grand Cayman (UK Overseas Ter) - 4.4
Bailiwick Of Jersey - 0.8
Mexico - 0.8
Germany - 0.6
United Kingdom - 0.6
Ireland - 0.5
Switzerland - 0.3
Multi-national - 0.2
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	37.7
US Treasury Bonds	10.6
Fannie Mae Mortgage pass-thru certificates	3.6
Ginnie Mae II Pool	3.5
Freddie Mac Gold Pool	3.1
Uniform Mortgage Backed Securities	2.2
Freddie Mac Multifamily Structured pass-thru certificates	1.4
Citigroup Inc	1.3
Bank of America Corp	1.1
JPMorgan Chase & Co	0.9
65.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915387.101    1124-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Investment Grade Bond Fund Fidelity Advisor® Investment Grade Bond Fund Class A : FGBAX

This semi-annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.76%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$12,273,483,227
Number of Holdings	4,138
Portfolio Turnover	134%
What did the Fund invest in?
(as of February 28, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 61.1
AAA - 6.6
AA - 1.0
A - 7.3
BBB - 13.8
BB - 2.9
B - 1.0
CCC,CC,C - 0.0
Not Rated - 6.9
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.6)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 48.3
Corporate Bonds - 22.6
U.S. Government Agency - Mortgage Securities - 12.8
Asset-Backed Securities - 9.2
CMOs and Other Mortgage Related Securities - 7.4
Preferred Securities - 0.2
Bank Loan Obligations - 0.1
Other Investments - 0.0
Options - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.6)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.2
Grand Cayman (UK Overseas Ter) - 4.4
Bailiwick Of Jersey - 0.8
Mexico - 0.8
Germany - 0.6
United Kingdom - 0.6
Ireland - 0.5
Switzerland - 0.3
Multi-national - 0.2
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	37.7
US Treasury Bonds	10.6
Fannie Mae Mortgage pass-thru certificates	3.6
Ginnie Mae II Pool	3.5
Freddie Mac Gold Pool	3.1
Uniform Mortgage Backed Securities	2.2
Freddie Mac Multifamily Structured pass-thru certificates	1.4
Citigroup Inc	1.3
Bank of America Corp	1.1
JPMorgan Chase & Co	0.9
65.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915386.101    1118-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Intermediate Bond Fund Fidelity® Intermediate Bond Fund : FTHRX

This semi-annual shareholder report contains information about Fidelity® Intermediate Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Intermediate Bond Fund	$ 23	0.45%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$5,001,313,448
Number of Holdings	697
Portfolio Turnover	48%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 44.3
AAA - 10.3
AA - 1.3
A - 16.2
BBB - 21.9
BB - 1.4
B - 0.5
CCC,CC,C - 0.0
Not Rated - 3.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 44.2
Corporate Bonds - 39.3
Asset-Backed Securities - 11.2
CMOs and Other Mortgage Related Securities - 4.3
Foreign Government and Government Agency Obligations - 0.3
U.S. Government Agency - Mortgage Securities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.3
United Kingdom - 4.1
Grand Cayman (UK Overseas Ter) - 3.3
Germany - 1.8
Canada - 1.6
Japan - 1.5
Ireland - 1.3
Bailiwick Of Jersey - 0.9
France - 0.9
Others - 2.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	44.2
Morgan Stanley	1.6
Wells Fargo & Co	1.3
Bank of America Corp	1.2
JPMorgan Chase & Co	1.1
Deutsche Bank AG/New York NY	1.0
HSBC Holdings PLC	0.9
General Motors Financial Co Inc	0.8
Barclays PLC	0.7
NatWest Group PLC	0.7
53.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915392.101    32-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity Flex® U.S. Bond Index Fund Fidelity Flex® U.S. Bond Index Fund : FIBUX

This semi-annual shareholder report contains information about Fidelity Flex® U.S. Bond Index Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® U.S. Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$3,786,816,850
Number of Holdings	5,601
Portfolio Turnover	68%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 69.7
AAA - 2.8
AA - 3.4
A - 13.2
BBB - 10.0
BB - 0.6
Not Rated - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 45.8
Corporate Bonds - 26.9
U.S. Government Agency - Mortgage Securities - 23.5
CMOs and Other Mortgage Related Securities - 1.3
Foreign Government and Government Agency Obligations - 1.3
Asset-Backed Securities - 0.5
U.S. Government Agency Obligations - 0.4
Municipal Securities - 0.3
Other Investments - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.4
Canada - 1.1
United Kingdom - 1.0
Multi-national - 0.7
Japan - 0.5
Mexico - 0.3
Germany - 0.2
Spain - 0.2
Australia - 0.2
Others - 1.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	35.7
US Treasury Bonds	10.1
Fannie Mae Mortgage pass-thru certificates	9.8
Freddie Mac Gold Pool	6.8
Ginnie Mae II Pool	5.0
Uniform Mortgage Backed Securities	0.8
Freddie Mac Multifamily Structured pass-thru certificates	0.7
Bank of America Corp	0.7
JPMorgan Chase & Co	0.7
Ginnie Mae I Pool	0.6
70.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915452.101    2917-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity Flex® Conservative Income Bond Fund Fidelity Flex® Conservative Income Bond Fund : FJTDX

This semi-annual shareholder report contains information about Fidelity Flex® Conservative Income Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Conservative Income Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$699,517,462
Number of Holdings	344
Portfolio Turnover	54%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.1
AAA - 15.0
AA - 4.3
A - 26.2
BBB - 8.3
Not Rated - 0.9
Short-Term Investments and Net Other Assets (Liabilities) - 23.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 38.6
U.S. Treasury Obligations - 22.1
Asset-Backed Securities - 15.9
Other Investments - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 23.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.5
Canada - 4.3
United Kingdom - 2.7
Netherlands - 2.5
Germany - 1.8
Japan - 0.7
Switzerland - 0.7
Australia - 0.6
Ireland - 0.3
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	15.1
US Treasury Notes	7.0
Mitsubishi UFJ Trust & Banking Corp/NY	1.6
Bank of America Corp	1.6
Goldman Sachs Group Inc/The	1.4
GMF Floorplan Owner Revolving Trust	1.4
Bank of Montreal	1.3
Wells Fargo & Co	1.2
Sumitomo Mitsui Banking Corp/New York	1.2
JPMorgan Chase & Co	1.2
33.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915456.101    3087-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Corporate Bond Fund Fidelity® Corporate Bond Fund : FCBFX

This semi-annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Corporate Bond Fund	$ 23	0.45%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$2,092,705,067
Number of Holdings	612
Portfolio Turnover	51%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 4.7
AAA - 0.0
AA - 2.7
A - 25.1
BBB - 60.0
BB - 3.7
B - 1.2
Not Rated - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 90.5
U.S. Treasury Obligations - 4.7
Asset-Backed Securities - 1.8
CMOs and Other Mortgage Related Securities - 0.4
Preferred Securities - 0.3
Foreign Government and Government Agency Obligations - 0.1
Other Investments - 0.0
Municipal Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.6
Canada - 3.5
United Kingdom - 3.4
Ireland - 2.4
Germany - 1.6
France - 1.0
Belgium - 0.8
Australia - 0.8
Switzerland - 0.8
Others - 3.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	4.7
JPMorgan Chase & Co	2.3
Oracle Corp	2.0
Broadcom Inc	1.9
Bank of America Corp	1.8
Morgan Stanley	1.8
Wells Fargo & Co	1.5
Boeing Co	1.3
Verizon Communications Inc	1.3
Meta Platforms Inc	1.2
19.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915437.101    2208-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Corporate Bond Fund Fidelity Advisor® Corporate Bond Fund Class Z : FIKOX

This semi-annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 18	0.36%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$2,092,705,067
Number of Holdings	612
Portfolio Turnover	51%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 4.7
AAA - 0.0
AA - 2.7
A - 25.1
BBB - 60.0
BB - 3.7
B - 1.2
Not Rated - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 90.5
U.S. Treasury Obligations - 4.7
Asset-Backed Securities - 1.8
CMOs and Other Mortgage Related Securities - 0.4
Preferred Securities - 0.3
Foreign Government and Government Agency Obligations - 0.1
Other Investments - 0.0
Municipal Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.6
Canada - 3.5
United Kingdom - 3.4
Ireland - 2.4
Germany - 1.6
France - 1.0
Belgium - 0.8
Australia - 0.8
Switzerland - 0.8
Others - 3.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	4.7
JPMorgan Chase & Co	2.3
Oracle Corp	2.0
Broadcom Inc	1.9
Bank of America Corp	1.8
Morgan Stanley	1.8
Wells Fargo & Co	1.5
Boeing Co	1.3
Verizon Communications Inc	1.3
Meta Platforms Inc	1.2
19.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915442.101    3304-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Corporate Bond Fund Fidelity Advisor® Corporate Bond Fund Class M : FCBTX

This semi-annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 41	0.80%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$2,092,705,067
Number of Holdings	612
Portfolio Turnover	51%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 4.7
AAA - 0.0
AA - 2.7
A - 25.1
BBB - 60.0
BB - 3.7
B - 1.2
Not Rated - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 90.5
U.S. Treasury Obligations - 4.7
Asset-Backed Securities - 1.8
CMOs and Other Mortgage Related Securities - 0.4
Preferred Securities - 0.3
Foreign Government and Government Agency Obligations - 0.1
Other Investments - 0.0
Municipal Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.6
Canada - 3.5
United Kingdom - 3.4
Ireland - 2.4
Germany - 1.6
France - 1.0
Belgium - 0.8
Australia - 0.8
Switzerland - 0.8
Others - 3.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	4.7
JPMorgan Chase & Co	2.3
Oracle Corp	2.0
Broadcom Inc	1.9
Bank of America Corp	1.8
Morgan Stanley	1.8
Wells Fargo & Co	1.5
Boeing Co	1.3
Verizon Communications Inc	1.3
Meta Platforms Inc	1.2
19.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915440.101    2218-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Corporate Bond Fund Fidelity Advisor® Corporate Bond Fund Class I : FCBIX

This semi-annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.50%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$2,092,705,067
Number of Holdings	612
Portfolio Turnover	51%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 4.7
AAA - 0.0
AA - 2.7
A - 25.1
BBB - 60.0
BB - 3.7
B - 1.2
Not Rated - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 90.5
U.S. Treasury Obligations - 4.7
Asset-Backed Securities - 1.8
CMOs and Other Mortgage Related Securities - 0.4
Preferred Securities - 0.3
Foreign Government and Government Agency Obligations - 0.1
Other Investments - 0.0
Municipal Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.6
Canada - 3.5
United Kingdom - 3.4
Ireland - 2.4
Germany - 1.6
France - 1.0
Belgium - 0.8
Australia - 0.8
Switzerland - 0.8
Others - 3.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	4.7
JPMorgan Chase & Co	2.3
Oracle Corp	2.0
Broadcom Inc	1.9
Bank of America Corp	1.8
Morgan Stanley	1.8
Wells Fargo & Co	1.5
Boeing Co	1.3
Verizon Communications Inc	1.3
Meta Platforms Inc	1.2
19.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915441.101    2220-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Corporate Bond Fund Fidelity Advisor® Corporate Bond Fund Class C : FCCCX

This semi-annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 77	1.53%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$2,092,705,067
Number of Holdings	612
Portfolio Turnover	51%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 4.7
AAA - 0.0
AA - 2.7
A - 25.1
BBB - 60.0
BB - 3.7
B - 1.2
Not Rated - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 90.5
U.S. Treasury Obligations - 4.7
Asset-Backed Securities - 1.8
CMOs and Other Mortgage Related Securities - 0.4
Preferred Securities - 0.3
Foreign Government and Government Agency Obligations - 0.1
Other Investments - 0.0
Municipal Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.6
Canada - 3.5
United Kingdom - 3.4
Ireland - 2.4
Germany - 1.6
France - 1.0
Belgium - 0.8
Australia - 0.8
Switzerland - 0.8
Others - 3.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	4.7
JPMorgan Chase & Co	2.3
Oracle Corp	2.0
Broadcom Inc	1.9
Bank of America Corp	1.8
Morgan Stanley	1.8
Wells Fargo & Co	1.5
Boeing Co	1.3
Verizon Communications Inc	1.3
Meta Platforms Inc	1.2
19.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915439.101    2217-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Corporate Bond Fund Fidelity Advisor® Corporate Bond Fund Class A : FCBAX

This semi-annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.78%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$2,092,705,067
Number of Holdings	612
Portfolio Turnover	51%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 4.7
AAA - 0.0
AA - 2.7
A - 25.1
BBB - 60.0
BB - 3.7
B - 1.2
Not Rated - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 90.5
U.S. Treasury Obligations - 4.7
Asset-Backed Securities - 1.8
CMOs and Other Mortgage Related Securities - 0.4
Preferred Securities - 0.3
Foreign Government and Government Agency Obligations - 0.1
Other Investments - 0.0
Municipal Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.6
Canada - 3.5
United Kingdom - 3.4
Ireland - 2.4
Germany - 1.6
France - 1.0
Belgium - 0.8
Australia - 0.8
Switzerland - 0.8
Others - 3.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	4.7
JPMorgan Chase & Co	2.3
Oracle Corp	2.0
Broadcom Inc	1.9
Bank of America Corp	1.8
Morgan Stanley	1.8
Wells Fargo & Co	1.5
Boeing Co	1.3
Verizon Communications Inc	1.3
Meta Platforms Inc	1.2
19.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915438.101    2209-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Conservative Income Bond Fund Fidelity® Conservative Income Bond Fund : FCNVX

This semi-annual shareholder report contains information about Fidelity® Conservative Income Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Conservative Income Bond Fund	$ 13	0.25%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$7,191,772,266
Number of Holdings	320
Portfolio Turnover	59%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 19.0
AAA - 15.5
AA - 5.6
A - 27.7
BBB - 7.6
Not Rated - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 23.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 40.8
U.S. Treasury Obligations - 19.0
Asset-Backed Securities - 16.3
Other Investments - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 23.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 84.1
Canada - 5.0
United Kingdom - 2.6
Germany - 2.5
Netherlands - 2.0
Japan - 0.8
Australia - 0.7
France - 0.5
Switzerland - 0.5
Others - 1.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	12.6
US Treasury Notes	6.4
Bank of Montreal	1.6
Royal Bank of Canada	1.6
Mitsubishi UFJ Trust & Banking Corp/NY	1.6
Wells Fargo & Co	1.6
Goldman Sachs Group Inc/The	1.5
JPMorgan Chase & Co	1.2
Bank of Nova Scotia/Houston	1.1
Sumitomo Mitsui Banking Corp/New York	1.1
30.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915443.101    2268-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Conservative Income Bond Fund Fidelity Advisor® Conservative Income Bond Fund Class Z : FCNYX

This semi-annual shareholder report contains information about Fidelity® Conservative Income Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 10	0.20%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$7,191,772,266
Number of Holdings	320
Portfolio Turnover	59%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 19.0
AAA - 15.5
AA - 5.6
A - 27.7
BBB - 7.6
Not Rated - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 23.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 40.8
U.S. Treasury Obligations - 19.0
Asset-Backed Securities - 16.3
Other Investments - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 23.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 84.1
Canada - 5.0
United Kingdom - 2.6
Germany - 2.5
Netherlands - 2.0
Japan - 0.8
Australia - 0.7
France - 0.5
Switzerland - 0.5
Others - 1.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	12.6
US Treasury Notes	6.4
Bank of Montreal	1.6
Royal Bank of Canada	1.6
Mitsubishi UFJ Trust & Banking Corp/NY	1.6
Wells Fargo & Co	1.6
Goldman Sachs Group Inc/The	1.5
JPMorgan Chase & Co	1.2
Bank of Nova Scotia/Houston	1.1
Sumitomo Mitsui Banking Corp/New York	1.1
30.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915446.101    7364-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Conservative Income Bond Fund Fidelity Advisor® Conservative Income Bond Fund Class I : FCNWX

This semi-annual shareholder report contains information about Fidelity® Conservative Income Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 13	0.25%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$7,191,772,266
Number of Holdings	320
Portfolio Turnover	59%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 19.0
AAA - 15.5
AA - 5.6
A - 27.7
BBB - 7.6
Not Rated - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 23.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 40.8
U.S. Treasury Obligations - 19.0
Asset-Backed Securities - 16.3
Other Investments - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 23.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 84.1
Canada - 5.0
United Kingdom - 2.6
Germany - 2.5
Netherlands - 2.0
Japan - 0.8
Australia - 0.7
France - 0.5
Switzerland - 0.5
Others - 1.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	12.6
US Treasury Notes	6.4
Bank of Montreal	1.6
Royal Bank of Canada	1.6
Mitsubishi UFJ Trust & Banking Corp/NY	1.6
Wells Fargo & Co	1.6
Goldman Sachs Group Inc/The	1.5
JPMorgan Chase & Co	1.2
Bank of Nova Scotia/Houston	1.1
Sumitomo Mitsui Banking Corp/New York	1.1
30.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915445.101    7363-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Conservative Income Bond Fund Fidelity Advisor® Conservative Income Bond Fund Class A : FCNQX

This semi-annual shareholder report contains information about Fidelity® Conservative Income Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 23	0.45%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$7,191,772,266
Number of Holdings	320
Portfolio Turnover	59%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 19.0
AAA - 15.5
AA - 5.6
A - 27.7
BBB - 7.6
Not Rated - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 23.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 40.8
U.S. Treasury Obligations - 19.0
Asset-Backed Securities - 16.3
Other Investments - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 23.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 84.1
Canada - 5.0
United Kingdom - 2.6
Germany - 2.5
Netherlands - 2.0
Japan - 0.8
Australia - 0.7
France - 0.5
Switzerland - 0.5
Others - 1.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	12.6
US Treasury Notes	6.4
Bank of Montreal	1.6
Royal Bank of Canada	1.6
Mitsubishi UFJ Trust & Banking Corp/NY	1.6
Wells Fargo & Co	1.6
Goldman Sachs Group Inc/The	1.5
JPMorgan Chase & Co	1.2
Bank of Nova Scotia/Houston	1.1
Sumitomo Mitsui Banking Corp/New York	1.1
30.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915444.101    7362-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® SAI Enhanced Core Bond Fund Fidelity® SAI Enhanced Core Bond Fund : FECBX

This semi-annual shareholder report contains information about Fidelity® SAI Enhanced Core Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Enhanced Core Bond Fund	$ 8	0.15%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$2,601,652,574
Number of Holdings	742
Portfolio Turnover	252%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 68.7
AAA - 4.0
AA - 1.4
A - 13.6
BBB - 17.1
BB - 0.6
Not Rated - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - (5.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 46.4
Corporate Bonds - 31.4
U.S. Government Agency - Mortgage Securities - 22.0
Asset-Backed Securities - 2.9
CMOs and Other Mortgage Related Securities - 1.6
Foreign Government and Government Agency Obligations - 1.1
U.S. Government Agency Obligations - 0.3
Other Investments - 0.1
Municipal Securities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (5.9)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.8
United Kingdom - 2.6
Canada - 2.2
Japan - 0.9
Australia - 0.7
Germany - 0.6
Spain - 0.6
Mexico - 0.5
Korea (South) - 0.4
Others - 1.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	34.5
US Treasury Bonds	11.9
Uniform Mortgage Backed Securities	7.9
Ginnie Mae II Pool	5.9
Fannie Mae Mortgage pass-thru certificates	4.8
Freddie Mac Gold Pool	2.5
Fannie Mae	0.9
Goldman Sachs Group Inc/The	0.8
Citigroup Inc	0.6
JPMorgan Chase & Co	0.6
70.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918574.100    9034-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® U.S. Bond Index Fund Fidelity® U.S. Bond Index Fund : FXNAX

This semi-annual shareholder report contains information about Fidelity® U.S. Bond Index Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Bond Index Fund	$ 1	0.03%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$70,579,934,984
Number of Holdings	10,455
Portfolio Turnover	45%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 69.9
AAA - 2.4
AA - 3.5
A - 12.6
BBB - 10.4
BB - 0.4
Not Rated - 0.9
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 45.7
Corporate Bonds - 26.2
U.S. Government Agency - Mortgage Securities - 24.0
CMOs and Other Mortgage Related Securities - 1.6
Foreign Government and Government Agency Obligations - 1.3
Asset-Backed Securities - 0.6
Municipal Securities - 0.4
U.S. Government Agency Obligations - 0.2
Other Investments - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.6
Canada - 1.0
United Kingdom - 0.9
Japan - 0.6
Multi-national - 0.4
Mexico - 0.3
Germany - 0.2
Australia - 0.2
Netherlands - 0.2
Others - 1.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	36.5
Fannie Mae Mortgage pass-thru certificates	9.8
US Treasury Bonds	9.2
Freddie Mac Gold Pool	7.8
Ginnie Mae II Pool	4.9
Freddie Mac Multifamily Structured pass-thru certificates	0.9
Ginnie Mae I Pool	0.8
JPMorgan Chase & Co	0.7
Bank of America Corp	0.7
Morgan Stanley	0.6
71.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915427.101    2326-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Tactical Bond Fund Fidelity® Tactical Bond Fund : FBAGX

This semi-annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tactical Bond Fund	$ 35	0.70%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$44,654,502
Number of Holdings	94
Portfolio Turnover	17%
What did the Fund invest in?
(as of February 28, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 41.2
AAA - 1.2
AA - 0.5
A - 3.5
BBB - 11.5
BB - 11.7
B - 10.7
CCC,CC,C - 2.7
D - 0.0
Not Rated - 6.5
Equities - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 9.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 41.2
Corporate Bonds - 23.7
Bank Loan Obligations - 10.1
Asset-Backed Securities - 6.3
Foreign Government and Government Agency Obligations - 3.9
CMOs and Other Mortgage Related Securities - 2.2
Preferred Securities - 1.4
Common Stocks - 0.7
Alternative Funds - 0.4
Municipal Securities - 0.3
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 9.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.9
United Kingdom - 2.4
Canada - 1.7
Brazil - 1.5
Mexico - 1.4
Germany - 1.2
Dominican Republic - 1.1
France - 1.0
Israel - 0.9
Others - 4.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	22.4
US Treasury Bonds	18.8
Domino's Pizza Master Issuer LLC	1.9
Petroleos Mexicanos	1.4
Dominican Republic	1.1
Brazilian Federative Republic	1.1
Planet Fitness Master Issuer LLC	1.1
Millicom International Cellular SA	0.8
Prime Healthcare Foundation Inc	0.7
Charter Communications Operating LLC / Charter Communications Operating Capital	0.7
50.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915478.101    6502-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Tactical Bond Fund Fidelity Advisor® Tactical Bond Fund Class Z : FBAPX

This semi-annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.61%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$44,654,502
Number of Holdings	94
Portfolio Turnover	17%
What did the Fund invest in?
(as of February 28, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 41.2
AAA - 1.2
AA - 0.5
A - 3.5
BBB - 11.5
BB - 11.7
B - 10.7
CCC,CC,C - 2.7
D - 0.0
Not Rated - 6.5
Equities - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 9.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 41.2
Corporate Bonds - 23.7
Bank Loan Obligations - 10.1
Asset-Backed Securities - 6.3
Foreign Government and Government Agency Obligations - 3.9
CMOs and Other Mortgage Related Securities - 2.2
Preferred Securities - 1.4
Common Stocks - 0.7
Alternative Funds - 0.4
Municipal Securities - 0.3
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 9.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.9
United Kingdom - 2.4
Canada - 1.7
Brazil - 1.5
Mexico - 1.4
Germany - 1.2
Dominican Republic - 1.1
France - 1.0
Israel - 0.9
Others - 4.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	22.4
US Treasury Bonds	18.8
Domino's Pizza Master Issuer LLC	1.9
Petroleos Mexicanos	1.4
Dominican Republic	1.1
Brazilian Federative Republic	1.1
Planet Fitness Master Issuer LLC	1.1
Millicom International Cellular SA	0.8
Prime Healthcare Foundation Inc	0.7
Charter Communications Operating LLC / Charter Communications Operating Capital	0.7
50.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915483.101    6507-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Tactical Bond Fund Fidelity Advisor® Tactical Bond Fund Class M : FTYMX

This semi-annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 48	0.95%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$44,654,502
Number of Holdings	94
Portfolio Turnover	17%
What did the Fund invest in?
(as of February 28, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 41.2
AAA - 1.2
AA - 0.5
A - 3.5
BBB - 11.5
BB - 11.7
B - 10.7
CCC,CC,C - 2.7
D - 0.0
Not Rated - 6.5
Equities - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 9.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 41.2
Corporate Bonds - 23.7
Bank Loan Obligations - 10.1
Asset-Backed Securities - 6.3
Foreign Government and Government Agency Obligations - 3.9
CMOs and Other Mortgage Related Securities - 2.2
Preferred Securities - 1.4
Common Stocks - 0.7
Alternative Funds - 0.4
Municipal Securities - 0.3
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 9.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.9
United Kingdom - 2.4
Canada - 1.7
Brazil - 1.5
Mexico - 1.4
Germany - 1.2
Dominican Republic - 1.1
France - 1.0
Israel - 0.9
Others - 4.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	22.4
US Treasury Bonds	18.8
Domino's Pizza Master Issuer LLC	1.9
Petroleos Mexicanos	1.4
Dominican Republic	1.1
Brazilian Federative Republic	1.1
Planet Fitness Master Issuer LLC	1.1
Millicom International Cellular SA	0.8
Prime Healthcare Foundation Inc	0.7
Charter Communications Operating LLC / Charter Communications Operating Capital	0.7
50.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915481.101    6505-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Tactical Bond Fund Fidelity Advisor® Tactical Bond Fund Class I : FBAHX

This semi-annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 35	0.70%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$44,654,502
Number of Holdings	94
Portfolio Turnover	17%
What did the Fund invest in?
(as of February 28, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 41.2
AAA - 1.2
AA - 0.5
A - 3.5
BBB - 11.5
BB - 11.7
B - 10.7
CCC,CC,C - 2.7
D - 0.0
Not Rated - 6.5
Equities - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 9.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 41.2
Corporate Bonds - 23.7
Bank Loan Obligations - 10.1
Asset-Backed Securities - 6.3
Foreign Government and Government Agency Obligations - 3.9
CMOs and Other Mortgage Related Securities - 2.2
Preferred Securities - 1.4
Common Stocks - 0.7
Alternative Funds - 0.4
Municipal Securities - 0.3
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 9.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.9
United Kingdom - 2.4
Canada - 1.7
Brazil - 1.5
Mexico - 1.4
Germany - 1.2
Dominican Republic - 1.1
France - 1.0
Israel - 0.9
Others - 4.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	22.4
US Treasury Bonds	18.8
Domino's Pizza Master Issuer LLC	1.9
Petroleos Mexicanos	1.4
Dominican Republic	1.1
Brazilian Federative Republic	1.1
Planet Fitness Master Issuer LLC	1.1
Millicom International Cellular SA	0.8
Prime Healthcare Foundation Inc	0.7
Charter Communications Operating LLC / Charter Communications Operating Capital	0.7
50.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915482.101    6506-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Tactical Bond Fund Fidelity Advisor® Tactical Bond Fund Class C : FTKCX

This semi-annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 86	1.70%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$44,654,502
Number of Holdings	94
Portfolio Turnover	17%
What did the Fund invest in?
(as of February 28, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 41.2
AAA - 1.2
AA - 0.5
A - 3.5
BBB - 11.5
BB - 11.7
B - 10.7
CCC,CC,C - 2.7
D - 0.0
Not Rated - 6.5
Equities - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 9.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 41.2
Corporate Bonds - 23.7
Bank Loan Obligations - 10.1
Asset-Backed Securities - 6.3
Foreign Government and Government Agency Obligations - 3.9
CMOs and Other Mortgage Related Securities - 2.2
Preferred Securities - 1.4
Common Stocks - 0.7
Alternative Funds - 0.4
Municipal Securities - 0.3
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 9.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.9
United Kingdom - 2.4
Canada - 1.7
Brazil - 1.5
Mexico - 1.4
Germany - 1.2
Dominican Republic - 1.1
France - 1.0
Israel - 0.9
Others - 4.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	22.4
US Treasury Bonds	18.8
Domino's Pizza Master Issuer LLC	1.9
Petroleos Mexicanos	1.4
Dominican Republic	1.1
Brazilian Federative Republic	1.1
Planet Fitness Master Issuer LLC	1.1
Millicom International Cellular SA	0.8
Prime Healthcare Foundation Inc	0.7
Charter Communications Operating LLC / Charter Communications Operating Capital	0.7
50.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915480.101    6504-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Tactical Bond Fund Fidelity Advisor® Tactical Bond Fund Class A : FTKAX

This semi-annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 48	0.95%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$44,654,502
Number of Holdings	94
Portfolio Turnover	17%
What did the Fund invest in?
(as of February 28, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 41.2
AAA - 1.2
AA - 0.5
A - 3.5
BBB - 11.5
BB - 11.7
B - 10.7
CCC,CC,C - 2.7
D - 0.0
Not Rated - 6.5
Equities - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 9.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 41.2
Corporate Bonds - 23.7
Bank Loan Obligations - 10.1
Asset-Backed Securities - 6.3
Foreign Government and Government Agency Obligations - 3.9
CMOs and Other Mortgage Related Securities - 2.2
Preferred Securities - 1.4
Common Stocks - 0.7
Alternative Funds - 0.4
Municipal Securities - 0.3
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 9.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.9
United Kingdom - 2.4
Canada - 1.7
Brazil - 1.5
Mexico - 1.4
Germany - 1.2
Dominican Republic - 1.1
France - 1.0
Israel - 0.9
Others - 4.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	22.4
US Treasury Bonds	18.8
Domino's Pizza Master Issuer LLC	1.9
Petroleos Mexicanos	1.4
Dominican Republic	1.1
Brazilian Federative Republic	1.1
Planet Fitness Master Issuer LLC	1.1
Millicom International Cellular SA	0.8
Prime Healthcare Foundation Inc	0.7
Charter Communications Operating LLC / Charter Communications Operating Capital	0.7
50.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915479.101    6503-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Sustainable Low Duration Bond Fund Fidelity® Sustainable Low Duration Bond Fund : FAPGX

This semi-annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Low Duration Bond Fund	$ 13	0.25%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$50,401,132
Number of Holdings	330
Portfolio Turnover	48%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 25.4
AAA - 20.2
AA - 4.3
A - 27.3
BBB - 16.9
BB - 0.1
Not Rated - 2.4
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 48.1
U.S. Treasury Obligations - 25.4
Asset-Backed Securities - 21.5
CMOs and Other Mortgage Related Securities - 1.1
Other Investments - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.8
Canada - 5.4
United Kingdom - 3.9
Japan - 1.6
Netherlands - 1.5
Ireland - 1.2
France - 0.8
Sweden - 0.4
Italy - 0.4
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	16.1
US Treasury Bill	9.3
Bank of America Corp	1.7
Wells Fargo & Co	1.7
JPMorgan Chase & Co	1.7
Goldman Sachs Group Inc/The	1.6
Bank of Nova Scotia/The	1.4
NatWest Group PLC	1.3
PNC Financial Services Group Inc/The	1.1
Royal Bank of Canada	1.0
36.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915486.101    6526-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Sustainable Low Duration Bond Fund Fidelity Advisor® Sustainable Low Duration Bond Fund Class Z : FAPEX

This semi-annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 10	0.20%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$50,401,132
Number of Holdings	330
Portfolio Turnover	48%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 25.4
AAA - 20.2
AA - 4.3
A - 27.3
BBB - 16.9
BB - 0.1
Not Rated - 2.4
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 48.1
U.S. Treasury Obligations - 25.4
Asset-Backed Securities - 21.5
CMOs and Other Mortgage Related Securities - 1.1
Other Investments - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.8
Canada - 5.4
United Kingdom - 3.9
Japan - 1.6
Netherlands - 1.5
Ireland - 1.2
France - 0.8
Sweden - 0.4
Italy - 0.4
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	16.1
US Treasury Bill	9.3
Bank of America Corp	1.7
Wells Fargo & Co	1.7
JPMorgan Chase & Co	1.7
Goldman Sachs Group Inc/The	1.6
Bank of Nova Scotia/The	1.4
NatWest Group PLC	1.3
PNC Financial Services Group Inc/The	1.1
Royal Bank of Canada	1.0
36.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915491.101    6531-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Sustainable Low Duration Bond Fund Fidelity Advisor® Sustainable Low Duration Bond Fund Class M : FAPBX

This semi-annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 21	0.42%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$50,401,132
Number of Holdings	330
Portfolio Turnover	48%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 25.4
AAA - 20.2
AA - 4.3
A - 27.3
BBB - 16.9
BB - 0.1
Not Rated - 2.4
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 48.1
U.S. Treasury Obligations - 25.4
Asset-Backed Securities - 21.5
CMOs and Other Mortgage Related Securities - 1.1
Other Investments - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.8
Canada - 5.4
United Kingdom - 3.9
Japan - 1.6
Netherlands - 1.5
Ireland - 1.2
France - 0.8
Sweden - 0.4
Italy - 0.4
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	16.1
US Treasury Bill	9.3
Bank of America Corp	1.7
Wells Fargo & Co	1.7
JPMorgan Chase & Co	1.7
Goldman Sachs Group Inc/The	1.6
Bank of Nova Scotia/The	1.4
NatWest Group PLC	1.3
PNC Financial Services Group Inc/The	1.1
Royal Bank of Canada	1.0
36.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915489.101    6529-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Sustainable Low Duration Bond Fund Fidelity Advisor® Sustainable Low Duration Bond Fund Class I : FAPDX

This semi-annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 13	0.25%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$50,401,132
Number of Holdings	330
Portfolio Turnover	48%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 25.4
AAA - 20.2
AA - 4.3
A - 27.3
BBB - 16.9
BB - 0.1
Not Rated - 2.4
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 48.1
U.S. Treasury Obligations - 25.4
Asset-Backed Securities - 21.5
CMOs and Other Mortgage Related Securities - 1.1
Other Investments - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.8
Canada - 5.4
United Kingdom - 3.9
Japan - 1.6
Netherlands - 1.5
Ireland - 1.2
France - 0.8
Sweden - 0.4
Italy - 0.4
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	16.1
US Treasury Bill	9.3
Bank of America Corp	1.7
Wells Fargo & Co	1.7
JPMorgan Chase & Co	1.7
Goldman Sachs Group Inc/The	1.6
Bank of Nova Scotia/The	1.4
NatWest Group PLC	1.3
PNC Financial Services Group Inc/The	1.1
Royal Bank of Canada	1.0
36.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915490.101    6530-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Sustainable Low Duration Bond Fund Fidelity Advisor® Sustainable Low Duration Bond Fund Class C : FANDX

This semi-annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 65	1.30%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$50,401,132
Number of Holdings	330
Portfolio Turnover	48%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 25.4
AAA - 20.2
AA - 4.3
A - 27.3
BBB - 16.9
BB - 0.1
Not Rated - 2.4
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 48.1
U.S. Treasury Obligations - 25.4
Asset-Backed Securities - 21.5
CMOs and Other Mortgage Related Securities - 1.1
Other Investments - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.8
Canada - 5.4
United Kingdom - 3.9
Japan - 1.6
Netherlands - 1.5
Ireland - 1.2
France - 0.8
Sweden - 0.4
Italy - 0.4
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	16.1
US Treasury Bill	9.3
Bank of America Corp	1.7
Wells Fargo & Co	1.7
JPMorgan Chase & Co	1.7
Goldman Sachs Group Inc/The	1.6
Bank of Nova Scotia/The	1.4
NatWest Group PLC	1.3
PNC Financial Services Group Inc/The	1.1
Royal Bank of Canada	1.0
36.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915488.101    6528-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Sustainable Low Duration Bond Fund Fidelity Advisor® Sustainable Low Duration Bond Fund Class A : FAMZX

This semi-annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 23	0.45%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$50,401,132
Number of Holdings	330
Portfolio Turnover	48%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 25.4
AAA - 20.2
AA - 4.3
A - 27.3
BBB - 16.9
BB - 0.1
Not Rated - 2.4
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 48.1
U.S. Treasury Obligations - 25.4
Asset-Backed Securities - 21.5
CMOs and Other Mortgage Related Securities - 1.1
Other Investments - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.8
Canada - 5.4
United Kingdom - 3.9
Japan - 1.6
Netherlands - 1.5
Ireland - 1.2
France - 0.8
Sweden - 0.4
Italy - 0.4
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	16.1
US Treasury Bill	9.3
Bank of America Corp	1.7
Wells Fargo & Co	1.7
JPMorgan Chase & Co	1.7
Goldman Sachs Group Inc/The	1.6
Bank of Nova Scotia/The	1.4
NatWest Group PLC	1.3
PNC Financial Services Group Inc/The	1.1
Royal Bank of Canada	1.0
36.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915487.101    6527-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Sustainable Core Plus Bond Fund Fidelity® Sustainable Core Plus Bond Fund : FIAEX

This semi-annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Core Plus Bond Fund	$ 23	0.45%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$59,149,295
Number of Holdings	734
Portfolio Turnover	170%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 57.5
AAA - 4.3
AA - 1.0
A - 11.1
BBB - 13.3
BB - 4.1
B - 1.5
CCC,CC,C - 0.9
D - 0.0
Not Rated - 2.5
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 43.3
Corporate Bonds - 30.6
U.S. Government Agency - Mortgage Securities - 14.2
Asset-Backed Securities - 5.5
CMOs and Other Mortgage Related Securities - 0.9
Foreign Government and Government Agency Obligations - 0.7
Bank Loan Obligations - 0.7
Preferred Securities - 0.3
Preferred Stocks - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.2
Grand Cayman (UK Overseas Ter) - 3.6
United Kingdom - 2.5
Bailiwick Of Jersey - 1.7
Italy - 0.8
Germany - 0.7
Japan - 0.7
France - 0.6
Netherlands - 0.6
Others - 3.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	31.8
US Treasury Bonds	11.5
Uniform Mortgage Backed Securities	5.6
Ginnie Mae II Pool	3.3
Fannie Mae Mortgage pass-thru certificates	3.1
Freddie Mac Gold Pool	1.4
Bank of America Corp	1.0
Morgan Stanley	0.9
JPMorgan Chase & Co	0.8
Goldman Sachs Group Inc/The	0.5
59.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915493.101    6541-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Sustainable Core Plus Bond Fund Fidelity Advisor® Sustainable Core Plus Bond Fund Class Z : FIAMX

This semi-annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 18	0.36%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$59,149,295
Number of Holdings	734
Portfolio Turnover	170%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 57.5
AAA - 4.3
AA - 1.0
A - 11.1
BBB - 13.3
BB - 4.1
B - 1.5
CCC,CC,C - 0.9
D - 0.0
Not Rated - 2.5
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 43.3
Corporate Bonds - 30.6
U.S. Government Agency - Mortgage Securities - 14.2
Asset-Backed Securities - 5.5
CMOs and Other Mortgage Related Securities - 0.9
Foreign Government and Government Agency Obligations - 0.7
Bank Loan Obligations - 0.7
Preferred Securities - 0.3
Preferred Stocks - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.2
Grand Cayman (UK Overseas Ter) - 3.6
United Kingdom - 2.5
Bailiwick Of Jersey - 1.7
Italy - 0.8
Germany - 0.7
Japan - 0.7
France - 0.6
Netherlands - 0.6
Others - 3.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	31.8
US Treasury Bonds	11.5
Uniform Mortgage Backed Securities	5.6
Ginnie Mae II Pool	3.3
Fannie Mae Mortgage pass-thru certificates	3.1
Freddie Mac Gold Pool	1.4
Bank of America Corp	1.0
Morgan Stanley	0.9
JPMorgan Chase & Co	0.8
Goldman Sachs Group Inc/The	0.5
59.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915498.101    6546-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Sustainable Core Plus Bond Fund Fidelity Advisor® Sustainable Core Plus Bond Fund Class M : FIAKX

This semi-annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 37	0.74%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$59,149,295
Number of Holdings	734
Portfolio Turnover	170%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 57.5
AAA - 4.3
AA - 1.0
A - 11.1
BBB - 13.3
BB - 4.1
B - 1.5
CCC,CC,C - 0.9
D - 0.0
Not Rated - 2.5
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 43.3
Corporate Bonds - 30.6
U.S. Government Agency - Mortgage Securities - 14.2
Asset-Backed Securities - 5.5
CMOs and Other Mortgage Related Securities - 0.9
Foreign Government and Government Agency Obligations - 0.7
Bank Loan Obligations - 0.7
Preferred Securities - 0.3
Preferred Stocks - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.2
Grand Cayman (UK Overseas Ter) - 3.6
United Kingdom - 2.5
Bailiwick Of Jersey - 1.7
Italy - 0.8
Germany - 0.7
Japan - 0.7
France - 0.6
Netherlands - 0.6
Others - 3.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	31.8
US Treasury Bonds	11.5
Uniform Mortgage Backed Securities	5.6
Ginnie Mae II Pool	3.3
Fannie Mae Mortgage pass-thru certificates	3.1
Freddie Mac Gold Pool	1.4
Bank of America Corp	1.0
Morgan Stanley	0.9
JPMorgan Chase & Co	0.8
Goldman Sachs Group Inc/The	0.5
59.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915496.101    6544-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Sustainable Core Plus Bond Fund Fidelity Advisor® Sustainable Core Plus Bond Fund Class I : FIALX

This semi-annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 23	0.45%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$59,149,295
Number of Holdings	734
Portfolio Turnover	170%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 57.5
AAA - 4.3
AA - 1.0
A - 11.1
BBB - 13.3
BB - 4.1
B - 1.5
CCC,CC,C - 0.9
D - 0.0
Not Rated - 2.5
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 43.3
Corporate Bonds - 30.6
U.S. Government Agency - Mortgage Securities - 14.2
Asset-Backed Securities - 5.5
CMOs and Other Mortgage Related Securities - 0.9
Foreign Government and Government Agency Obligations - 0.7
Bank Loan Obligations - 0.7
Preferred Securities - 0.3
Preferred Stocks - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.2
Grand Cayman (UK Overseas Ter) - 3.6
United Kingdom - 2.5
Bailiwick Of Jersey - 1.7
Italy - 0.8
Germany - 0.7
Japan - 0.7
France - 0.6
Netherlands - 0.6
Others - 3.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	31.8
US Treasury Bonds	11.5
Uniform Mortgage Backed Securities	5.6
Ginnie Mae II Pool	3.3
Fannie Mae Mortgage pass-thru certificates	3.1
Freddie Mac Gold Pool	1.4
Bank of America Corp	1.0
Morgan Stanley	0.9
JPMorgan Chase & Co	0.8
Goldman Sachs Group Inc/The	0.5
59.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915497.101    6545-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Sustainable Core Plus Bond Fund Fidelity Advisor® Sustainable Core Plus Bond Fund Class C : FIAJX

This semi-annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 77	1.52%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$59,149,295
Number of Holdings	734
Portfolio Turnover	170%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 57.5
AAA - 4.3
AA - 1.0
A - 11.1
BBB - 13.3
BB - 4.1
B - 1.5
CCC,CC,C - 0.9
D - 0.0
Not Rated - 2.5
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 43.3
Corporate Bonds - 30.6
U.S. Government Agency - Mortgage Securities - 14.2
Asset-Backed Securities - 5.5
CMOs and Other Mortgage Related Securities - 0.9
Foreign Government and Government Agency Obligations - 0.7
Bank Loan Obligations - 0.7
Preferred Securities - 0.3
Preferred Stocks - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.2
Grand Cayman (UK Overseas Ter) - 3.6
United Kingdom - 2.5
Bailiwick Of Jersey - 1.7
Italy - 0.8
Germany - 0.7
Japan - 0.7
France - 0.6
Netherlands - 0.6
Others - 3.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	31.8
US Treasury Bonds	11.5
Uniform Mortgage Backed Securities	5.6
Ginnie Mae II Pool	3.3
Fannie Mae Mortgage pass-thru certificates	3.1
Freddie Mac Gold Pool	1.4
Bank of America Corp	1.0
Morgan Stanley	0.9
JPMorgan Chase & Co	0.8
Goldman Sachs Group Inc/The	0.5
59.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915495.101    6543-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Sustainable Core Plus Bond Fund Fidelity Advisor® Sustainable Core Plus Bond Fund Class A : FIAIX

This semi-annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.68%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$59,149,295
Number of Holdings	734
Portfolio Turnover	170%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 57.5
AAA - 4.3
AA - 1.0
A - 11.1
BBB - 13.3
BB - 4.1
B - 1.5
CCC,CC,C - 0.9
D - 0.0
Not Rated - 2.5
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 43.3
Corporate Bonds - 30.6
U.S. Government Agency - Mortgage Securities - 14.2
Asset-Backed Securities - 5.5
CMOs and Other Mortgage Related Securities - 0.9
Foreign Government and Government Agency Obligations - 0.7
Bank Loan Obligations - 0.7
Preferred Securities - 0.3
Preferred Stocks - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.2
Grand Cayman (UK Overseas Ter) - 3.6
United Kingdom - 2.5
Bailiwick Of Jersey - 1.7
Italy - 0.8
Germany - 0.7
Japan - 0.7
France - 0.6
Netherlands - 0.6
Others - 3.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	31.8
US Treasury Bonds	11.5
Uniform Mortgage Backed Securities	5.6
Ginnie Mae II Pool	3.3
Fannie Mae Mortgage pass-thru certificates	3.1
Freddie Mac Gold Pool	1.4
Bank of America Corp	1.0
Morgan Stanley	0.9
JPMorgan Chase & Co	0.8
Goldman Sachs Group Inc/The	0.5
59.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915494.101    6542-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Sustainability Bond Index Fund Fidelity® Sustainability Bond Index Fund : FNDSX

This semi-annual shareholder report contains information about Fidelity® Sustainability Bond Index Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainability Bond Index Fund	$ 5	0.10%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$678,795,778
Number of Holdings	3,448
Portfolio Turnover	68%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 68.9
AAA - 3.2
AA - 2.9
A - 13.1
BBB - 11.0
BB - 0.5
Not Rated - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 45.5
Corporate Bonds - 26.9
U.S. Government Agency - Mortgage Securities - 23.3
Foreign Government and Government Agency Obligations - 2.3
CMOs and Other Mortgage Related Securities - 1.4
Asset-Backed Securities - 0.5
U.S. Government Agency Obligations - 0.1
Other Investments - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.1
United Kingdom - 1.4
Canada - 1.2
Multi-national - 0.9
Japan - 0.7
Mexico - 0.5
Germany - 0.4
Israel - 0.4
Netherlands - 0.3
Others - 2.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	35.4
US Treasury Bonds	10.1
Fannie Mae Mortgage pass-thru certificates	9.2
Freddie Mac Gold Pool	7.3
Ginnie Mae II Pool	4.8
Ginnie Mae I Pool	0.8
JPMorgan Chase & Co	0.8
Freddie Mac Multifamily Structured pass-thru certificates	0.8
Uniform Mortgage Backed Securities	0.7
Bank of America Corp	0.7
70.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915455.101    3086-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Short-Term Bond Index Fund Fidelity® Short-Term Bond Index Fund : FNSOX

This semi-annual shareholder report contains information about Fidelity® Short-Term Bond Index Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Short-Term Bond Index Fund	$ 2	0.03%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$3,642,655,388
Number of Holdings	1,395
Portfolio Turnover	35%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 70.6
AAA - 1.2
AA - 3.4
A - 12.9
BBB - 10.7
BB - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 70.4
Corporate Bonds - 27.3
Foreign Government and Government Agency Obligations - 0.9
Other Investments - 0.5
U.S. Government Agency Obligations - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.0
Canada - 1.5
United Kingdom - 1.4
Japan - 1.0
Germany - 0.7
Multi-national - 0.4
Australia - 0.4
Spain - 0.3
Korea (South) - 0.2
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	70.4
JPMorgan Chase & Co	0.9
Bank of America Corp	0.8
Morgan Stanley	0.8
Goldman Sachs Group Inc/The	0.7
Wells Fargo & Co	0.7
HSBC Holdings PLC	0.5
Citigroup Inc	0.4
KfW	0.4
Barclays PLC	0.3
75.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915454.101    3041-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Short-Term Bond Fund Fidelity® Short-Term Bond Fund : FSHBX

This semi-annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Short-Term Bond Fund	$ 15	0.30%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$2,597,034,230
Number of Holdings	464
Portfolio Turnover	99%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 45.2
AAA - 13.6
AA - 1.6
A - 18.2
BBB - 16.0
BB - 1.2
Not Rated - 3.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 45.0
Corporate Bonds - 35.8
Asset-Backed Securities - 14.0
CMOs and Other Mortgage Related Securities - 4.0
Other Investments - 0.3
U.S. Government Agency - Mortgage Securities - 0.2
Foreign Government and Government Agency Obligations - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 81.8
United Kingdom - 4.3
Grand Cayman (UK Overseas Ter) - 3.6
Germany - 2.5
Canada - 2.1
France - 1.2
Ireland - 1.2
Netherlands - 0.8
Bailiwick Of Jersey - 0.8
Others - 1.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	45.0
JPMorgan Chase & Co	1.5
Bank of America Corp	1.1
Wells Fargo & Co	1.0
Barclays PLC	1.0
Goldman Sachs Group Inc/The	0.9
General Motors Financial Co Inc	0.8
Ford Motor Credit Co LLC	0.7
Citigroup Inc	0.7
Deutsche Bank AG/New York NY	0.7
53.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915425.101    450-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Short-Term Bond Fund Fidelity Advisor® Short-Term Bond Fund Class Z : FIKTX

This semi-annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 13	0.25%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$2,597,034,230
Number of Holdings	464
Portfolio Turnover	99%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 45.2
AAA - 13.6
AA - 1.6
A - 18.2
BBB - 16.0
BB - 1.2
Not Rated - 3.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 45.0
Corporate Bonds - 35.8
Asset-Backed Securities - 14.0
CMOs and Other Mortgage Related Securities - 4.0
Other Investments - 0.3
U.S. Government Agency - Mortgage Securities - 0.2
Foreign Government and Government Agency Obligations - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 81.8
United Kingdom - 4.3
Grand Cayman (UK Overseas Ter) - 3.6
Germany - 2.5
Canada - 2.1
France - 1.2
Ireland - 1.2
Netherlands - 0.8
Bailiwick Of Jersey - 0.8
Others - 1.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	45.0
JPMorgan Chase & Co	1.5
Bank of America Corp	1.1
Wells Fargo & Co	1.0
Barclays PLC	1.0
Goldman Sachs Group Inc/The	0.9
General Motors Financial Co Inc	0.8
Ford Motor Credit Co LLC	0.7
Citigroup Inc	0.7
Deutsche Bank AG/New York NY	0.7
53.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915424.101    3254-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Short-Term Bond Fund Fidelity Advisor® Short-Term Bond Fund Class M : FBNTX

This semi-annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 26	0.51%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$2,597,034,230
Number of Holdings	464
Portfolio Turnover	99%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 45.2
AAA - 13.6
AA - 1.6
A - 18.2
BBB - 16.0
BB - 1.2
Not Rated - 3.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 45.0
Corporate Bonds - 35.8
Asset-Backed Securities - 14.0
CMOs and Other Mortgage Related Securities - 4.0
Other Investments - 0.3
U.S. Government Agency - Mortgage Securities - 0.2
Foreign Government and Government Agency Obligations - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 81.8
United Kingdom - 4.3
Grand Cayman (UK Overseas Ter) - 3.6
Germany - 2.5
Canada - 2.1
France - 1.2
Ireland - 1.2
Netherlands - 0.8
Bailiwick Of Jersey - 0.8
Others - 1.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	45.0
JPMorgan Chase & Co	1.5
Bank of America Corp	1.1
Wells Fargo & Co	1.0
Barclays PLC	1.0
Goldman Sachs Group Inc/The	0.9
General Motors Financial Co Inc	0.8
Ford Motor Credit Co LLC	0.7
Citigroup Inc	0.7
Deutsche Bank AG/New York NY	0.7
53.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915422.101    2844-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Short-Term Bond Fund Fidelity Advisor® Short-Term Bond Fund Class I : FBNIX

This semi-annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 15	0.30%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$2,597,034,230
Number of Holdings	464
Portfolio Turnover	99%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 45.2
AAA - 13.6
AA - 1.6
A - 18.2
BBB - 16.0
BB - 1.2
Not Rated - 3.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 45.0
Corporate Bonds - 35.8
Asset-Backed Securities - 14.0
CMOs and Other Mortgage Related Securities - 4.0
Other Investments - 0.3
U.S. Government Agency - Mortgage Securities - 0.2
Foreign Government and Government Agency Obligations - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 81.8
United Kingdom - 4.3
Grand Cayman (UK Overseas Ter) - 3.6
Germany - 2.5
Canada - 2.1
France - 1.2
Ireland - 1.2
Netherlands - 0.8
Bailiwick Of Jersey - 0.8
Others - 1.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	45.0
JPMorgan Chase & Co	1.5
Bank of America Corp	1.1
Wells Fargo & Co	1.0
Barclays PLC	1.0
Goldman Sachs Group Inc/The	0.9
General Motors Financial Co Inc	0.8
Ford Motor Credit Co LLC	0.7
Citigroup Inc	0.7
Deutsche Bank AG/New York NY	0.7
53.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915423.101    2845-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Short-Term Bond Fund Fidelity Advisor® Short-Term Bond Fund Class C : FANCX

This semi-annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 69	1.37%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$2,597,034,230
Number of Holdings	464
Portfolio Turnover	99%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 45.2
AAA - 13.6
AA - 1.6
A - 18.2
BBB - 16.0
BB - 1.2
Not Rated - 3.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 45.0
Corporate Bonds - 35.8
Asset-Backed Securities - 14.0
CMOs and Other Mortgage Related Securities - 4.0
Other Investments - 0.3
U.S. Government Agency - Mortgage Securities - 0.2
Foreign Government and Government Agency Obligations - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 81.8
United Kingdom - 4.3
Grand Cayman (UK Overseas Ter) - 3.6
Germany - 2.5
Canada - 2.1
France - 1.2
Ireland - 1.2
Netherlands - 0.8
Bailiwick Of Jersey - 0.8
Others - 1.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	45.0
JPMorgan Chase & Co	1.5
Bank of America Corp	1.1
Wells Fargo & Co	1.0
Barclays PLC	1.0
Goldman Sachs Group Inc/The	0.9
General Motors Financial Co Inc	0.8
Ford Motor Credit Co LLC	0.7
Citigroup Inc	0.7
Deutsche Bank AG/New York NY	0.7
53.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915421.101    2843-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Short-Term Bond Fund Fidelity Advisor® Short-Term Bond Fund Class A : FBNAX

This semi-annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 25	0.50%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$2,597,034,230
Number of Holdings	464
Portfolio Turnover	99%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 45.2
AAA - 13.6
AA - 1.6
A - 18.2
BBB - 16.0
BB - 1.2
Not Rated - 3.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 45.0
Corporate Bonds - 35.8
Asset-Backed Securities - 14.0
CMOs and Other Mortgage Related Securities - 4.0
Other Investments - 0.3
U.S. Government Agency - Mortgage Securities - 0.2
Foreign Government and Government Agency Obligations - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 81.8
United Kingdom - 4.3
Grand Cayman (UK Overseas Ter) - 3.6
Germany - 2.5
Canada - 2.1
France - 1.2
Ireland - 1.2
Netherlands - 0.8
Bailiwick Of Jersey - 0.8
Others - 1.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	45.0
JPMorgan Chase & Co	1.5
Bank of America Corp	1.1
Wells Fargo & Co	1.0
Barclays PLC	1.0
Goldman Sachs Group Inc/The	0.9
General Motors Financial Co Inc	0.8
Ford Motor Credit Co LLC	0.7
Citigroup Inc	0.7
Deutsche Bank AG/New York NY	0.7
53.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915420.101    2842-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Series Sustainable Investment Grade Bond Fund Fidelity® Series Sustainable Investment Grade Bond Fund : FIGDX

This semi-annual shareholder report contains information about Fidelity® Series Sustainable Investment Grade Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Sustainable Investment Grade Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$14,833,760
Number of Holdings	204
Portfolio Turnover	483%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 69.7
AAA - 4.1
AA - 0.5
A - 9.2
BBB - 9.0
BB - 0.6
Not Rated - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 5.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 55.1
Corporate Bonds - 18.6
U.S. Government Agency - Mortgage Securities - 14.6
Asset-Backed Securities - 6.0
Foreign Government and Government Agency Obligations - 0.4
CMOs and Other Mortgage Related Securities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 5.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.1
Grand Cayman (UK Overseas Ter) - 5.7
Canada - 0.4
Mexico - 0.4
Netherlands - 0.2
United Kingdom - 0.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	43.2
US Treasury Bonds	11.9
Uniform Mortgage Backed Securities	7.3
Ginnie Mae II Pool	3.6
Fannie Mae Mortgage pass-thru certificates	1.8
Allegro Clo Xii Ltd	1.7
RR 28 LTD / RR 28 LLC	1.7
Magnetite Xxvi Ltd / Magnetite Xxvi LLC	1.7
JPMorgan Chase & Co	1.2
Bank of America Corp	1.0
75.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915501.101    7314-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Series Short-Term Credit Fund Fidelity® Series Short-Term Credit Fund : FYBTX

This semi-annual shareholder report contains information about Fidelity® Series Short-Term Credit Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Short-Term Credit Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$391,226,440
Number of Holdings	427
Portfolio Turnover	63%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 14.1
AAA - 11.6
AA - 0.7
A - 30.0
BBB - 37.1
BB - 2.6
Not Rated - 4.6
Short-Term Investments and Net Other Assets (Liabilities) - (0.7)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 69.2
U.S. Treasury Obligations - 13.2
Asset-Backed Securities - 12.8
CMOs and Other Mortgage Related Securities - 4.4
U.S. Government Agency - Mortgage Securities - 0.9
Other Investments - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - (0.7)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 77.9
United Kingdom - 6.0
Grand Cayman (UK Overseas Ter) - 3.4
Canada - 2.8
Germany - 2.0
Japan - 1.7
Ireland - 1.5
France - 1.1
Netherlands - 0.9
Others - 2.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	13.2
Bank of America Corp	3.6
JPMorgan Chase & Co	2.4
Wells Fargo & Co	2.2
Morgan Stanley	2.2
Citigroup Inc	1.8
Goldman Sachs Group Inc/The	1.7
Ford Motor Credit Co LLC	1.7
HSBC Holdings PLC	1.7
General Motors Financial Co Inc	1.6
32.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915450.101    2743-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Series Investment Grade Bond Fund Fidelity® Series Investment Grade Bond Fund : FSIGX

This semi-annual shareholder report contains information about Fidelity® Series Investment Grade Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Investment Grade Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$39,245,098,626
Number of Holdings	4,551
Portfolio Turnover	194%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 64.6
AAA - 6.3
AA - 1.2
A - 6.5
BBB - 13.1
BB - 1.6
B - 0.8
CCC,CC,C - 0.1
Not Rated - 6.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 51.8
Corporate Bonds - 20.3
U.S. Government Agency - Mortgage Securities - 12.8
Asset-Backed Securities - 8.2
CMOs and Other Mortgage Related Securities - 6.9
Other Investments - 0.2
Foreign Government and Government Agency Obligations - 0.1
Preferred Securities - 0.0
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.9
Grand Cayman (UK Overseas Ter) - 4.7
United Kingdom - 1.0
Mexico - 0.7
Ireland - 0.7
Bailiwick Of Jersey - 0.6
Switzerland - 0.3
Multi-national - 0.2
France - 0.2
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	40.8
US Treasury Bonds	11.0
Fannie Mae Mortgage pass-thru certificates	4.2
Ginnie Mae II Pool	3.3
Freddie Mac Gold Pool	3.3
Freddie Mac Multifamily Structured pass-thru certificates	1.3
Uniform Mortgage Backed Securities	1.2
JPMorgan Chase & Co	1.0
Bank of America Corp	0.8
Wells Fargo & Co	0.8
67.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915436.101    2114-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Series Government Money Market Fund Fidelity® Series Government Money Market Fund : FGNXX

This semi-annual shareholder report contains information about Fidelity® Series Government Money Market Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Government Money Market Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$2,789,043,520
Number of Holdings	459
What did the Fund invest in?
(as of February 28, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	67.4
8-30	9.5
31-60	11.0
61-90	6.1
91-180	3.4
>180	3.6

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 45.3
U.S. Government Agency - Debt - 30.0
U.S. Treasury Obligations - 25.7
Net Other Assets (Liabilities) - (1.0)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915451.101    2815-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Series Corporate Bond Fund Fidelity® Series Corporate Bond Fund : FHMFX

This semi-annual shareholder report contains information about Fidelity® Series Corporate Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Corporate Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$904,749,649
Number of Holdings	649
Portfolio Turnover	39%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 5.9
AAA - 0.0
AA - 2.8
A - 27.8
BBB - 55.7
BB - 3.8
B - 0.8
Not Rated - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 89.0
U.S. Treasury Obligations - 5.9
Asset-Backed Securities - 1.6
CMOs and Other Mortgage Related Securities - 0.4
Preferred Securities - 0.2
Foreign Government and Government Agency Obligations - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 84.3
United Kingdom - 3.5
Canada - 2.8
Ireland - 2.1
Germany - 1.3
Belgium - 1.0
Japan - 0.9
Netherlands - 0.9
France - 0.8
Others - 2.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	5.9
Morgan Stanley	2.5
Bank of America Corp	2.3
JPMorgan Chase & Co	2.1
Oracle Corp	2.0
Wells Fargo & Co	1.9
Broadcom Inc	1.8
Boeing Co	1.4
Meta Platforms Inc	1.2
Dell International LLC / EMC Corp	1.1
22.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915459.101    3220-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Series Bond Index Fund Fidelity® Series Bond Index Fund : FIFZX

This semi-annual shareholder report contains information about Fidelity® Series Bond Index Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$33,339,129,644
Number of Holdings	9,857
Portfolio Turnover	55%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 69.2
AAA - 2.6
AA - 3.3
A - 13.3
BBB - 10.6
BB - 0.6
Not Rated - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 45.1
Corporate Bonds - 27.2
U.S. Government Agency - Mortgage Securities - 23.8
CMOs and Other Mortgage Related Securities - 1.5
Foreign Government and Government Agency Obligations - 1.4
Asset-Backed Securities - 0.5
Municipal Securities - 0.3
U.S. Government Agency Obligations - 0.3
Other Investments - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.2
Canada - 1.2
United Kingdom - 0.9
Japan - 0.6
Multi-national - 0.6
Mexico - 0.4
Australia - 0.2
Germany - 0.2
Spain - 0.2
Others - 1.5

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	35.1
US Treasury Bonds	10.0
Fannie Mae Mortgage pass-thru certificates	9.4
Freddie Mac Gold Pool	8.0
Ginnie Mae II Pool	5.1
Freddie Mac Multifamily Structured pass-thru certificates	0.8
JPMorgan Chase & Co	0.8
Ginnie Mae I Pool	0.7
Bank of America Corp	0.7
Morgan Stanley	0.7
71.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915463.101    3357-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® SAI Total Bond Fund Fidelity® SAI Total Bond Fund : FSMTX

This semi-annual shareholder report contains information about Fidelity® SAI Total Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Total Bond Fund	$ 15	0.29%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$22,768,297,393
Number of Holdings	6,214
Portfolio Turnover	176%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 57.4
AAA - 5.9
AA - 1.5
A - 6.4
BBB - 13.2
BB - 3.7
B - 4.3
CCC,CC,C - 1.0
D - 0.0
Not Rated - 7.4
Equities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - (1.0)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 43.4
Corporate Bonds - 21.7
U.S. Government Agency - Mortgage Securities - 14.0
Asset-Backed Securities - 8.0
CMOs and Other Mortgage Related Securities - 7.3
Bank Loan Obligations - 4.9
Foreign Government and Government Agency Obligations - 1.2
Preferred Securities - 0.2
Common Stocks - 0.2
Other Investments - 0.1
Preferred Stocks - 0.0
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (1.0)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.3
Grand Cayman (UK Overseas Ter) - 4.4
United Kingdom - 1.3
Mexico - 1.0
Ireland - 0.7
Bailiwick Of Jersey - 0.6
Germany - 0.5
France - 0.5
Canada - 0.4
Others - 2.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	31.7
US Treasury Bonds	11.7
Fannie Mae Mortgage pass-thru certificates	4.7
Ginnie Mae II Pool	3.7
Freddie Mac Gold Pool	3.1
Uniform Mortgage Backed Securities	1.5
Freddie Mac Multifamily Structured pass-thru certificates	1.3
JPMorgan Chase & Co	1.0
Bank of America Corp	0.8
Fannie Mae Guaranteed REMIC	0.8
60.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915462.101    3308-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® SAI Sustainable Low Duration Bond Fund Fidelity® SAI Sustainable Low Duration Bond Fund : FAPFX

This semi-annual shareholder report contains information about Fidelity® SAI Sustainable Low Duration Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Low Duration Bond Fund	$ 10	0.20%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$55,614,495
Number of Holdings	340
Portfolio Turnover	45%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 25.0
AAA - 20.2
AA - 3.6
A - 29.2
BBB - 17.3
BB - 0.2
Not Rated - 2.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 50.2
U.S. Treasury Obligations - 25.0
Asset-Backed Securities - 21.5
CMOs and Other Mortgage Related Securities - 1.1
Other Investments - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.4
Canada - 6.0
United Kingdom - 4.0
Netherlands - 1.5
Japan - 1.4
Ireland - 0.8
France - 0.7
Germany - 0.6
Sweden - 0.4
Others - 1.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.4
US Treasury Bill	7.6
Wells Fargo & Co	1.9
JPMorgan Chase & Co	1.9
Bank of America Corp	1.8
Goldman Sachs Group Inc/The	1.6
Royal Bank of Canada	1.3
Bank of Nova Scotia/The	1.3
Toronto Dominion Bank	1.1
Lloyds Banking Group PLC	1.1
37.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915485.101    6525-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® SAI Sustainable Core Plus Bond Fund Fidelity® SAI Sustainable Core Plus Bond Fund : FIABX

This semi-annual shareholder report contains information about Fidelity® SAI Sustainable Core Plus Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Core Plus Bond Fund	$ 18	0.36%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$225,516,871
Number of Holdings	967
Portfolio Turnover	177%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 64.7
AAA - 4.2
AA - 0.6
A - 8.7
BBB - 9.3
BB - 4.2
B - 1.7
CCC,CC,C - 0.9
D - 0.0
Not Rated - 2.1
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 50.0
Corporate Bonds - 24.4
U.S. Government Agency - Mortgage Securities - 14.7
Asset-Backed Securities - 5.3
Foreign Government and Government Agency Obligations - 0.9
Bank Loan Obligations - 0.6
CMOs and Other Mortgage Related Securities - 0.4
Preferred Securities - 0.1
Preferred Stocks - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.7
Grand Cayman (UK Overseas Ter) - 3.1
United Kingdom - 1.8
Bailiwick Of Jersey - 1.5
France - 0.8
Germany - 0.6
Canada - 0.6
Netherlands - 0.5
Japan - 0.4
Others - 3.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	38.9
US Treasury Bonds	11.1
Uniform Mortgage Backed Securities	6.5
Ginnie Mae II Pool	3.7
Fannie Mae Mortgage pass-thru certificates	3.1
Freddie Mac Gold Pool	1.1
Bank of America Corp	1.0
Morgan Stanley	0.9
JPMorgan Chase & Co	0.8
Aimco CLO 20 Ltd	0.6
67.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915492.101    6540-TSRS-0426

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® U.S. Bond Index Fund

Semi-Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® U.S. Bond Index Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
Ally Auto Receivables Trust Series 2025-1 Class A3, 3.96% 3/15/2030	6,090,000	6,119,442
American Express Credit Account Master Trust Series 2023-4 Class A, 5.15% 9/16/2030	6,500,000	6,742,736
BMW Vehicle Lease Trust Series 2025-2 Class A3, 3.97% 9/25/2028	7,800,000	7,829,688
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029	4,060,000	4,098,908
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	8,197,000	8,131,791
Capital One Multi-Asset Execution Trust Series 2021-A2 Class A2, 1.39% 7/15/2030	13,710,000	12,997,073
Capital One Prime Auto Receivables Trust Series 2023-1 Class A3, 4.87% 2/15/2028	1,567,033	1,572,525
Capital One Prime Auto Receivables Trust Series 2025-1 Class A3, 3.85% 7/15/2030	13,940,000	13,988,294
CarMax Auto Owner Trust Series 2022-3 Class A3, 3.97% 4/15/2027	291,912	291,949
CarMax Auto Owner Trust Series 2023-2 Class A3, 5.05% 1/18/2028	7,493,603	7,524,815
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	14,190,000	14,342,009
CarMax Auto Owner Trust Series 2025-1 Class A3, 4.84% 1/15/2030	5,160,000	5,239,283
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030	14,000,000	14,069,976
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032	1,900,000	1,905,311
Carvana Auto Receivables Trust Series 2025-P3 Class A3, 4.04% 11/11/2030	6,725,000	6,763,932
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	18,550,000	19,213,673
Citibank Credit Card Issuance Trust Series 2007-A3 Class A3, 6.15% 6/15/2039	9,616,000	10,946,712
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	12,808,000	12,908,494
Eart Series 2025-5A Class A3, 4.24% 11/15/2029	8,200,000	8,236,277
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	5,000,000	5,041,068
Ford Credit Auto Lease Trust Series 2026-A Class A3, 4% 7/15/2029	5,365,000	5,399,475
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	4,037,396	4,046,660
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	16,700,000	16,873,334
Ford Credit Floorplan Master Owner Trust A Series 2025-2 Class A1, 4.06% 9/15/2030	8,370,000	8,443,261
GM Financial Automobile Leasing Trust Series 2025-1 Class A3, 4.66% 2/21/2028	4,060,000	4,089,677
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A3, 4.47% 2/16/2028	6,194,246	6,204,646
Gm Financial Consumer Automobile Receivables Trust Series 2025-4 Class A3, 3.84% 2/18/2031	14,345,000	14,400,974
GMCAR Series 2026-1 Class A3, 3.84% 5/16/2031	13,250,000	13,316,498
Harot Series 2025-4 Class A3, 3.98% 6/17/2030	13,000,000	13,085,692
Honda Auto Receivables Owner Trust Series 2025-1 Class A3, 4.57% 9/21/2029	11,580,000	11,709,180
Honda Auto Receivables Owner Trust Series 2026-1 Class A3, 3.78% 9/23/2030	8,000,000	8,017,664
Hyundai Auto Receivables Trust Series 2022-C Class A3, 5.39% 6/15/2027	891,648	892,872
Hyundai Auto Receivables Trust Series 2023-A Class A3, 4.58% 4/15/2027	1,400,218	1,400,871
Hyundai Auto Receivables Trust Series 2025-D Class A3, 3.99% 9/16/2030	15,000,000	15,110,196
Hyundai Auto Receivables Trust Series 2026-A Class A3, 3.79% 2/18/2031	9,200,000	9,225,177
MBART Series 2025-1 Class A3, 4.78% 12/17/2029	3,435,000	3,481,818
Mercedes-Benz Auto Lease Trust Series 2025-B Class A3, 3.88% 4/16/2029	13,420,000	13,461,766
Mercedes-Benz Auto Lease Trust Series 2026-A Class A3, 3.93% 1/15/2030	10,400,000	10,442,302
Nissan Auto Lease Trust Series 2025-A Class A3, 4.75% 3/15/2028	2,335,000	2,361,757
Santander Drive Auto Receivables Trust Series 2025-4 Class A3, 4.17% 4/15/2030	9,475,000	9,527,792
Toyota Auto Receivables Owner Trust Series 2025-A Class A3, 4.64% 8/15/2029	10,510,000	10,627,085
Toyota Auto Receivables Owner Trust Series 2025-D Class A3, 3.84% 6/17/2030	14,000,000	14,054,590
Toyota Auto Receivables Owner Trust Series 2026-A Class A3, 3.86% 9/16/2030	9,600,000	9,647,207
World Omni Auto Receivables Trust Series 2025-A Class A3, 4.73% 3/15/2030	3,380,000	3,423,018
World Omni Auto Receivables Trust Series 2025-D Class A3, 3.95% 3/17/2031	5,535,000	5,565,273
World Omni Auto Receivables Trust Series 2026-A Class A3, 3.86% 5/15/2031	13,500,000	13,556,098
TOTAL UNITED STATES		396,328,839
TOTAL ASSET-BACKED SECURITIES (Cost $394,247,053)		396,328,839

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank of America NA 6% 10/15/2036	4,075,000	4,431,245
Capital One NA 3.45% 7/27/2026	10,127,000	10,108,048
Keybank National Association 3.9% 4/13/2029	1,400,000	1,385,428
Keybank National Association 4.9% 8/8/2032	2,000,000	2,009,946
Regions Banks 6.45% 6/26/2037	1,850,000	2,028,269
Truist Bank 3.3% 5/15/2026	6,037,000	6,027,438
Truist Bank 3.8% 10/30/2026	2,573,000	2,570,343
Truist Bank 4.136% 10/23/2029 (d)	3,000,000	3,003,819
Truist Bank 4.42% 7/24/2028 (d)	13,000,000	13,081,105
Truist Bank 5 year U.S. Treasury Index + 1.15%, 4.632% 9/17/2029 (c)(d)	9,000,000	9,090,011

TOTAL UNITED STATES		53,735,652
TOTAL BANK NOTES (Cost $53,043,709)		53,735,652

Commercial Mortgage Securities - 1.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.6%
BANK Series 2017-BNK4 Class ASB, 3.419% 5/15/2050	2,717,590	2,707,408
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	33,271,649	30,097,773
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	16,432,831	14,835,080
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	6,000,000	5,556,604
BANK Series 2022-BNK41 Class A4, 3.7892% 4/15/2065 (d)	27,916,479	27,039,974
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (d)	5,000,000	5,185,384
BANK Series 2025-BNK51 Class A5, 5.29% 12/25/2067	20,300,000	21,282,179
BANK5 Series 2025-5YR18 Class A3, 5.145% 12/15/2058	11,170,000	11,608,258
BANK5 Series 2025-5YR19 Class A3, 5.27% 12/15/2058	9,616,000	10,066,108
BANK5 Series 2026-5YR20 Class A2, 4.619% 2/15/2059	16,400,000	16,687,433
BBCMS Mortgage Trust Series 2021-C11 Class A5, 2.322% 9/15/2054	20,927,693	18,932,286
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	20,880,000	18,990,101
BBCMS Mortgage Trust Series 2021-C9 Class A5, 2.299% 2/15/2054	7,000,000	6,396,951
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057	18,028,000	19,564,476
BBCMS Mortgage Trust Series 2025-5C37 Class A3, 5.015% 9/15/2058	23,500,000	24,276,832
BBCMS Mortgage Trust Series 2025-5C38 Class A3, 5.1461% 11/15/2058	11,820,000	12,285,772
BBCMS Mortgage Trust Series 2025-C39 Class A5, 5.2969% 12/15/2058	15,100,000	15,864,540
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	7,924,856	7,667,404
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/2052	18,628,064	18,433,382
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	13,581,251	12,275,900
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	20,299,379	18,549,061
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	3,500,000	3,768,603
Benchmark Mortgage Trust Series 2025-B41 Class A5, 5.4072% 7/15/2068	3,000,000	3,185,609
Benchmark Mortgage Trust Series 2026-V20 Class A2, 4.697% 2/15/2059	16,000,000	16,359,645
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	9,440,000	8,926,290
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	3,320,000	3,565,152
BMO Mortgage Trust Series 2024-C9 Class A5, 5.7592% 7/15/2057	15,860,000	17,136,862
BMO Mortgage Trust Series 2025-5C13 Class A3, 5.227% 12/15/2058	12,000,000	12,498,356
BMO Mortgage Trust Series 2026-C14 Class A5, 5.3172% 2/15/2059	13,000,000	13,654,410
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	14,743,149	14,713,791
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4, 2.902% 7/10/2049	17,078,544	16,990,140
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	15,529,025	15,627,415
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A4, 2.7628% 9/15/2052	14,978,042	14,376,230
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A5, 3.0161% 9/15/2052	14,978,042	14,388,114
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K056 Class A2, 2.525% 5/25/2026	13,533,207	13,474,469
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	10,287,380	10,227,529
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K064 Class A2, 3.224% 3/25/2027	13,702,081	13,620,741
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	18,911,288	18,769,557
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K079 Class A2, 3.926% 6/25/2028	6,180,678	6,212,637
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K080 Class A2, 3.926% 7/25/2028	13,178,164	13,249,889
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1510 Class A2, 3.718% 1/25/2031	11,796,839	11,739,840
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K094 Class A2, 2.903% 6/25/2029	40,855,884	39,904,571
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K104 Class A2, 2.253% 1/25/2030	59,506,180	56,492,543
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K116 Class A2, 1.378% 7/25/2030	50,584,119	45,836,501
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K117 Class A2, 1.406% 8/25/2030	25,809,211	23,375,857
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	12,256,958	11,125,040
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K121 Class A2, 1.547% 10/25/2030	17,206,140	15,590,771
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K123 Class A2, 1.621% 12/25/2030	22,648,307	20,554,102
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K125 Class A2, 1.846% 1/25/2031	6,669,796	6,109,745
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K126 Class A2, 2.074% 1/25/2031	9,492,376	8,783,108
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K130 Class A2, 1.723% 6/25/2031	8,168,083	7,380,552
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K136 Class A2, 2.127% 11/25/2031	22,338,983	20,361,550
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-151 Class A2, 3.8% 10/25/2032	4,000,000	3,955,471
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-152 Class A2, 3.78% 11/25/2032	30,500,000	30,159,022
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	2,600,000	2,376,687
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K145 Class A2, 2.58% 5/25/2032	6,900,000	6,389,388
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-154 Class A2, 4.35% 1/25/2033	15,000,000	15,290,493
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-157 Class A2, 4.2% 5/25/2033	10,300,000	10,397,025
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K-153 Class A2, 3.82% 12/25/2032	15,000,000	14,849,718
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K751 Class A2, 4.412% 3/25/2030	12,675,000	12,946,043
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-163 Class A2, 5% 3/25/2034 (d)	9,080,000	9,621,896
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-165 Class A2, 4.489% 9/25/2034	7,346,955	7,525,314
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-175 Class A2, 4.42% 10/25/2035	9,000,000	9,121,272
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (d)	9,000,000	9,195,960
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	10,600,000	10,849,890
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (d)	8,500,000	8,678,956
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (d)	19,000,000	19,414,854
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K550 Class A2, 4.163% 10/25/2030 (d)	3,000,000	3,044,414
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	23,750,000	24,328,505
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-177 Class A2, 4.3% 1/25/2036 (d)	7,100,000	7,123,321
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K764 Class A2, 4.12% 12/25/2032	16,500,000	16,614,833
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	36,094,229	34,499,359
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/2047	1,370,334	1,350,252
Morgan Stanley Cap I Tr 2020-L4 Series 2020-L4 Class A3, 2.698% 2/15/2053	14,132,234	13,341,017
Morgan Stanley Capital I Trust Series 2021-L6 Class A4, 2.444% 6/15/2054 (d)	6,181,000	5,634,226
Msbam Series 2025-5C2 Class A3, 5.107% 11/15/2058	3,780,000	3,918,205
MSWF Commercial Mortgage Trust Series 2023-2 Class A5, 6.014% 12/15/2056	4,026,000	4,397,701
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	25,720,280	24,604,465
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	1,836,610	1,771,882
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class A5, 2.725% 2/15/2053	12,719,011	12,059,984
TOTAL UNITED STATES		1,139,762,678
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,174,343,143)		1,139,762,678

Foreign Government and Government Agency Obligations - 1.3%
	Principal Amount (a)	Value ($)
CANADA - 0.2%
Province of Alberta 3.3% 3/15/2028	7,930,000	7,891,444
Province of British Columbia 4.2% 7/6/2033	7,700,000	7,777,294
Province of British Columbia 4.8% 6/11/2035	15,500,000	16,165,940
Province of British Columbia 4.9% 4/24/2029	12,800,000	13,309,069
Province of Ontario 1.125% 10/7/2030	19,052,000	17,024,810
Province of Ontario 4.45% 11/20/2035	20,500,000	20,861,421
Province of Ontario 4.7% 1/15/2030	6,000,000	6,228,479
Province of Quebec 2.75% 4/12/2027	10,154,000	10,059,162
Province of Quebec 4.25% 9/5/2034	4,100,000	4,124,588
Province of Quebec 4.5% 4/3/2029	5,500,000	5,653,370
Province of Quebec 4.5% 9/8/2033	7,800,000	8,028,259
Province of Quebec 4.625% 8/28/2035	8,000,000	8,237,262
TOTAL CANADA		125,361,098
CHILE - 0.1%
Chilean Republic 2.55% 7/27/2033	24,746,000	21,739,361
Chilean Republic 3.24% 2/6/2028	9,215,000	9,076,775
Chilean Republic 3.625% 10/30/2042	10,385,000	8,676,668
Chilean Republic 3.86% 6/21/2047	4,931,000	4,058,213
Chilean Republic 4.95% 1/5/2036	9,000,000	9,216,000
Chilean Republic 5.33% 1/5/2054	8,800,000	8,753,800
Chilean Republic 5.65% 1/13/2037	3,100,000	3,324,316
TOTAL CHILE		64,845,133
HUNGARY - 0.0%
Hungary Government 7.625% 3/29/2041	5,792,000	6,887,035
INDONESIA - 0.1%
Indonesia Government 2.85% 2/14/2030	27,839,000	26,426,171
Indonesia Government 3.4% 9/18/2029	12,400,000	12,096,200
Indonesia Government 3.5% 2/14/2050	21,266,000	15,407,217
Indonesia Government 4.9% 4/16/2036	6,350,000	6,294,946
Indonesia Government 4.95% 2/21/2036	1,700,000	1,692,188
Indonesia Government 5.25% 1/15/2030	5,000,000	5,189,999
Indonesia Government 5.35% 2/11/2049	13,600,000	13,514,320
Indonesia Government 5.6% 1/15/2035	5,500,000	5,799,888
TOTAL INDONESIA		86,420,929
ISRAEL - 0.1%
Israel Government 3.25% 1/17/2028	11,430,000	11,249,954
Israel Government 3.375% 1/15/2050	23,561,000	16,188,336
Israel Government 4.5% 1/13/2031	1,600,000	1,603,491
Israel Government 5% 1/13/2036	10,200,000	10,161,138
Israel Government 5.375% 2/19/2030	4,500,000	4,657,730
Israel Government 5.375% 3/12/2029	3,700,000	3,812,149
Israel Government 5.5% 3/12/2034	3,500,000	3,638,891
Israel Government 5.625% 2/19/2035	13,200,000	13,859,063
Israel Government 5.75% 3/12/2054	3,700,000	3,616,521
Israel Government 5.875% 1/13/2056	2,000,000	1,986,999
TOTAL ISRAEL		70,774,272
ITALY - 0.0%
Italian Republic 2.875% 10/17/2029	21,266,000	20,612,539
Italian Republic 3.875% 5/6/2051	3,300,000	2,512,472
Italian Republic 4% 10/17/2049	9,200,000	7,329,177
TOTAL ITALY		30,454,188
JAPAN - 0.0%
Japan International Cooperation Agency 1.75% 4/28/2031	7,910,000	7,149,160
KOREA (SOUTH) - 0.0%
Korean Republic 3.625% 10/29/2030	12,800,000	12,811,228
MEXICO - 0.3%
United Mexican States 3.5% 2/12/2034	32,290,000	28,269,895
United Mexican States 4.28% 8/14/2041	34,799,000	28,430,783
United Mexican States 4.35% 1/15/2047	11,447,000	8,791,296
United Mexican States 4.5% 1/31/2050	7,346,000	5,699,761
United Mexican States 4.6% 1/23/2046	4,766,000	3,808,034
United Mexican States 4.6% 2/10/2048	13,941,000	10,954,838
United Mexican States 4.75% 3/22/2031	29,000,000	28,927,500
United Mexican States 4.75% 3/8/2044	15,804,000	13,193,179
United Mexican States 5.55% 1/21/2045	3,111,000	2,913,452
United Mexican States 5.625% 2/9/2034	6,540,000	6,608,016
United Mexican States 5.85% 7/2/2032	9,040,000	9,401,600
United Mexican States 6.05% 1/11/2040	3,812,000	3,836,435
United Mexican States 6.125% 2/9/2038	9,500,000	9,625,875
United Mexican States 6.35% 2/9/2035	18,700,000	19,737,850
United Mexican States 6.625% 1/29/2038	9,798,000	10,356,486
United Mexican States 7.375% 5/13/2055	6,900,000	7,558,950
TOTAL MEXICO		198,113,950
PANAMA - 0.1%
Panamanian Republic 3.16% 1/23/2030	14,972,000	14,223,400
Panamanian Republic 4.3% 4/29/2053	4,663,000	3,621,985
Panamanian Republic 4.5% 4/1/2056	15,853,000	12,397,046
Panamanian Republic 4.5% 4/16/2050	10,235,000	8,200,154
Panamanian Republic 6.4% 2/14/2035	16,340,000	17,495,974
Panamanian Republic 7.5% 3/1/2031	4,300,000	4,824,600
Panamanian Republic 7.875% 3/1/2057	3,300,000	3,979,800
TOTAL PANAMA		64,742,959
PERU - 0.1%
Peruvian Republic 1.862% 12/1/2032	19,951,000	16,793,754
Peruvian Republic 2.78% 12/1/2060	3,287,000	1,857,155
Peruvian Republic 3.55% 3/10/2051	14,983,000	10,813,980
Peruvian Republic 5.5% 3/30/2036	18,847,000	19,483,086
Peruvian Republic 5.875% 8/8/2054	5,450,000	5,503,138
Peruvian Republic 6.2% 6/30/2055	4,080,000	4,295,220
Peruvian Republic 6.55% 3/14/2037	2,443,000	2,723,945
TOTAL PERU		61,470,278
PHILIPPINES - 0.1%
Philippine Republic 1.648% 6/10/2031	14,500,000	12,776,313
Philippine Republic 2.65% 12/10/2045	18,269,000	12,217,394
Philippine Republic 3% 2/1/2028	15,092,000	14,860,489
Philippine Republic 3.95% 1/20/2040	12,692,000	11,228,485
Philippine Republic 5% 1/27/2036	11,000,000	11,171,600
Philippine Republic 5.17% 10/13/2027	6,800,000	6,936,000
Philippine Republic 5.9% 2/4/2050	7,000,000	7,399,700
Philippine Republic 6.375% 10/23/2034	25,842,000	28,920,428
TOTAL PHILIPPINES		105,510,409
POLAND - 0.1%
Republic of Poland 4.625% 3/18/2029	4,160,000	4,270,531
Republic of Poland 4.875% 2/12/2030	9,050,000	9,393,900
Republic of Poland 5.125% 9/18/2034	9,500,000	9,870,500
Republic of Poland 5.375% 2/12/2035	9,850,000	10,314,428
Republic of Poland 5.5% 3/18/2054	5,880,000	5,754,403
Republic of Poland 5.5% 4/4/2053	8,010,000	7,830,015
TOTAL POLAND		47,433,777
URUGUAY - 0.1%
Uruguay Republic 4.125% 11/20/2045	3,773,151	3,347,068
Uruguay Republic 4.375% 1/23/2031	12,586,574	12,797,399
Uruguay Republic 4.375% 10/27/2027	644,425	648,936
Uruguay Republic 4.975% 4/20/2055	16,418,564	15,220,009
Uruguay Republic 5.442% 2/14/2037	13,900,000	14,608,900
TOTAL URUGUAY		46,622,312
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,007,131,339)		928,596,728

Municipal Securities - 0.4%
	Principal Amount (a)	Value ($)
California - 0.2%
Education - 0.0%
California St Univ Rev 2.719% 11/1/2052	6,750,000	4,655,933
University CA Revs Series 2015 AP, 3.931% 5/15/2045	2,970,000	2,794,216
TOTAL EDUCATION		7,450,149
General Obligations - 0.2%
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 2.746% 6/1/2034	5,025,000	4,561,872
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 3.293% 6/1/2042	2,435,000	1,947,351
Los Angeles CA Ccd 6.75% 8/1/2049	7,505,000	8,618,301
State of California 7.55% 4/1/2039	19,660,000	24,289,684
State of California 7.6% 11/1/2040	10,305,000	12,876,476
State of California Gen. Oblig. 3.5% 4/1/2028	10,235,000	10,230,458
TOTAL GENERAL OBLIGATIONS		62,524,142
Health Care - 0.0%
Univ CA Regts Med Ctr Pooled Rev (Univ CA Regts Med Ctr Pooled Rev Proj.) Series 2020 N, 3.256% 5/15/2060	10,635,000	7,217,563
Univ CA Regts Med Ctr Pooled Rev Series 2020 N, 3.006% 5/15/2050	10,465,000	7,213,044
TOTAL HEALTH CARE		14,430,607
Transportation - 0.0%
Bay Area Toll Auth CA Bridge Rev 6.263% 4/1/2049	3,750,000	4,070,922
Bay Area Toll Auth CA Bridge Rev 7.043% 4/1/2050	5,635,000	6,584,359
Los Angeles CA Dept Arpts Rev 6.582% 5/15/2039	3,270,000	3,575,860
TOTAL TRANSPORTATION		14,231,141
TOTAL CALIFORNIA		98,636,039
Idaho - 0.0%
Electric Utilities - 0.0%
Idaho Energy Res Auth Transmission Facs Rev (Bonneville Power Administration Proj.) Series 2021, 2.861% 9/1/2046	2,955,000	2,178,365
Illinois - 0.1%
General Obligations - 0.1%
Illinois St Gen. Oblig. 5.1% 6/1/2033	18,973,578	19,647,207
Transportation - 0.0%
Chicago IL O'Hare Intl Arpt Rev 6.395% 1/1/2040	7,250,000	8,182,815
TOTAL ILLINOIS		27,830,022
Kansas - 0.0%
General Obligations - 0.0%
Kansas St Dev Fin Auth Rev (Kansas St Proj.) Series 2015 H, 4.927% 4/15/2045	6,035,000	6,065,191
Massachusetts - 0.0%
General Obligations - 0.0%
Massachusetts St Gen. Oblig. Series 2016F, 3.277% 6/1/2046	3,750,000	3,101,799
Water & Sewer - 0.0%
Massachusetts St Wtr Res Auth Series 2021C, 2.823% 8/1/2041	4,445,000	3,664,233
TOTAL MASSACHUSETTS		6,766,032
Michigan - 0.0%
General Obligations - 0.0%
Michigan St Strategic Fd Ltd Oblig Rev (State of Michigan Proj.) Series 2021 A, 3.225% 9/1/2047	6,815,000	5,406,276
New Jersey - 0.0%
General Obligations - 0.0%
New Jersey Eco Dev Auth St Pen (New Jersey St Proj.) 7.425% 2/15/2029 (National Public Finance Guarantee Corporation Insured)	716,000	757,027
Transportation - 0.0%
New Jersey Turnpike Authority 7.414% 1/1/2040	3,734,000	4,572,904
TOTAL NEW JERSEY		5,329,931
New Jersey,New York - 0.1%
Transportation - 0.1%
Port Auth NY & NJ 4.96% 8/1/2046	4,115,000	4,014,714
Port Auth NY & NJ 5.647% 11/1/2040	4,135,000	4,506,531
Port Auth NY & NJ Series 225, 3.175% 7/15/2060	18,365,000	12,517,446
TOTAL NEW JERSEY,NEW YORK		21,038,691
New York - 0.0%
Special Tax - 0.0%
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 2.202% 3/15/2034	16,190,000	14,116,987
Transportation - 0.0%
Metropolitan Transn Auth NY Rv 6.668% 11/15/2039	4,895,000	5,434,389
Water & Sewer - 0.0%
New York NY Cty Muni Wtr Fin Auth 5.952% 6/15/2042	7,170,000	7,548,085
TOTAL NEW YORK		27,099,461
Ohio - 0.0%
Electric Utilities - 0.0%
American Mun Pwr Rev 8.084% 2/15/2050	7,725,000	9,959,653
Oregon - 0.0%
Electric Utilities - 0.0%
Port of Morrow or 2.987% 9/1/2036 (Bonneville Power Administration Guaranteed)	4,495,000	4,049,584
Pennsylvania - 0.0%
General Obligations - 0.0%
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) 4.144% 6/1/2038	6,095,000	5,919,241
South Carolina - 0.0%
Electric Utilities - 0.0%
South Carolina St Svc Auth Rev Series 2013 C, 5.784% 12/1/2041	8,986,000	9,632,244
Texas - 0.0%
Electric Utilities - 0.0%
San Antonio TX Elec & Gas Rev Series 2025A, 5.469% 2/1/2045	1,405,000	1,459,463
Special Tax - 0.0%
Dallas TX Rapid Transit Sales Tax Rev Series 2021 A, 2.613% 12/1/2048	12,565,000	8,958,938
Transportation - 0.0%
Dallas Fort Worth International Airport 4.507% 11/1/2051	4,485,000	4,060,574
Dallas Fort Worth International Airport Series 2019A, 3.144% 11/1/2045	1,850,000	1,471,744
Dallas Fort Worth International Airport Series 2021 C, 2.843% 11/1/2046	11,600,000	8,797,788
TOTAL TRANSPORTATION		14,330,106
TOTAL TEXAS		24,748,507
Virginia - 0.0%
Education - 0.0%
University VA Univ Revs (University VA Univ Revs Proj.) 2.584% 11/1/2051	1,885,000	1,207,978
University VA Univ Revs Series SER C, 4.179% 9/1/2117	3,775,000	2,901,177
TOTAL VIRGINIA		4,109,155
TOTAL MUNICIPAL SECURITIES (Cost $302,342,362)		258,768,392

Non-Convertible Corporate Bonds - 26.2%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.1%
Banks - 0.1%
National Australia Bank Ltd/New York 3.85% 12/13/2028	7,000,000	7,026,613
National Australia Bank Ltd/New York 4.148% 1/13/2031 (e)	7,000,000	7,066,444
Westpac Banking Corp 1.953% 11/20/2028	5,800,000	5,537,248
Westpac Banking Corp 2.668% 11/15/2035 (d)	2,000,000	1,838,204
Westpac Banking Corp 2.85% 5/13/2026	3,774,000	3,766,272
Westpac Banking Corp 3.02% 11/18/2036 (d)	2,000,000	1,831,861
Westpac Banking Corp 4.11% 7/24/2034 (d)	11,666,000	11,565,691
Westpac Banking Corp 4.354% 7/1/2030	5,720,000	5,823,185
Westpac Banking Corp 4.421% 7/24/2039	6,630,000	6,204,049
Westpac Banking Corp 5.405% 8/10/2033 (d)	2,000,000	2,085,049
Westpac Banking Corp 5.457% 11/18/2027	10,000,000	10,303,393
Westpac Banking Corp 5.618% 11/20/2035 (d)	2,400,000	2,512,179
TOTAL FINANCIALS		65,560,188
Materials - 0.1%
Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd 4.75% 2/28/2028	7,460,000	7,596,628
BHP Billiton Finance USA Ltd 4.9% 2/28/2033	8,000,000	8,232,390
BHP Billiton Finance USA Ltd 5% 9/30/2043	3,783,000	3,671,989
BHP Billiton Finance USA Ltd 5.3% 2/21/2035	14,660,000	15,374,307
BHP Billiton Finance USA Ltd 5.75% 9/5/2055	2,800,000	2,923,680
Rio Tinto Finance USA Ltd 5.2% 11/2/2040	10,343,000	10,504,188
Rio Tinto Finance USA Ltd 7.125% 7/15/2028	1,589,000	1,707,178
Rio Tinto Finance USA PLC 4.875% 3/14/2030	4,320,000	4,461,698
Rio Tinto Finance USA PLC 5.125% 3/9/2053	5,600,000	5,310,361
Rio Tinto Finance USA PLC 5.25% 3/14/2035	8,780,000	9,161,824
Rio Tinto Finance USA PLC 5.75% 3/14/2055	3,700,000	3,840,131
TOTAL MATERIALS		72,784,374
TOTAL AUSTRALIA		138,344,562
BELGIUM - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.7% 2/1/2036	10,000,000	10,025,822
Anheuser-Busch InBev Finance Inc 4.625% 2/1/2044	4,567,000	4,220,338
Anheuser-Busch InBev Finance Inc 4.7% 2/1/2036	3,868,000	3,877,988
Anheuser-Busch InBev Finance Inc 4.9% 2/1/2046	14,442,000	13,539,071
Anheuser-Busch InBev Worldwide Inc 3.5% 6/1/2030	5,000,000	4,927,821
Anheuser-Busch InBev Worldwide Inc 4.439% 10/6/2048	5,873,000	5,146,953
Anheuser-Busch InBev Worldwide Inc 4.6% 4/15/2048	14,894,000	13,391,390
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049	33,724,000	33,961,987
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059	11,081,000	11,500,939
Anheuser-Busch InBev Worldwide Inc 8.2% 1/15/2039	3,624,000	4,724,921

TOTAL BELGIUM		105,317,230
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Vale Overseas Ltd 3.75% 7/8/2030	19,333,000	18,705,387
Vale Overseas Ltd 6.125% 6/12/2033	2,150,000	2,318,641
Vale Overseas Ltd 6.4% 6/28/2054	2,770,000	2,888,639
Vale SA 5.625% 9/11/2042	5,243,000	5,335,195
		29,247,862
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/2028	11,930,000	11,389,094
Suzano Austria GmbH 6% 1/15/2029	9,570,000	9,910,481
		21,299,575
TOTAL BRAZIL		50,547,437
CANADA - 0.8%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 2.9% 11/15/2026	1,986,000	1,970,724
Rogers Communications Inc 3.8% 3/15/2032	23,199,000	22,205,747
Rogers Communications Inc 4.55% 3/15/2052	6,070,000	4,956,476
Rogers Communications Inc 5.45% 10/1/2043	4,588,000	4,398,931
TOTAL COMMUNICATION SERVICES		33,531,878
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 4.95% 6/1/2047	5,084,000	4,622,821
Canadian Natural Resources Ltd 5.85% 2/1/2035	9,570,000	10,241,391
Canadian Natural Resources Ltd 6.25% 3/15/2038	5,441,000	5,875,032
Cenovus Energy Inc 2.65% 1/15/2032	5,664,000	5,148,180
Cenovus Energy Inc 5.4% 6/15/2047	4,439,000	4,174,245
Cenovus Energy Inc 6.75% 11/15/2039	457,000	510,882
Enbridge Inc 4.2% 11/20/2028	6,000,000	6,036,863
Enbridge Inc 5.5% 12/1/2046	11,511,000	11,373,645
Enbridge Inc 5.55% 6/20/2035	12,800,000	13,421,621
Enbridge Inc 5.625% 4/5/2034	5,500,000	5,821,982
Enbridge Inc 5.7% 3/8/2033	3,480,000	3,698,652
Enbridge Inc 5.95% 4/5/2054	2,820,000	2,907,908
Enbridge Inc 7.2% 6/27/2054 (d)	1,674,000	1,804,048
Enbridge Inc 8.5% 1/15/2084 (d)	1,880,000	2,169,744
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029	2,620,000	2,678,959
South Bow USA Infrastructure Holdings LLC 5.584% 10/1/2034	2,320,000	2,363,088
South Bow USA Infrastructure Holdings LLC 6.176% 10/1/2054	2,320,000	2,273,277
Suncor Energy Inc 4% 11/15/2047	3,972,000	3,103,530
Suncor Energy Inc 6.8% 5/15/2038	6,708,000	7,594,075
Suncor Energy Inc 6.85% 6/1/2039	1,589,000	1,787,420
TransCanada PipeLines Ltd 4.625% 3/1/2034	10,500,000	10,440,331
TransCanada PipeLines Ltd 4.75% 5/15/2038	8,334,000	7,956,635
TransCanada PipeLines Ltd 4.875% 5/15/2048	3,908,000	3,532,995
TransCanada PipeLines Ltd 5.1% 3/15/2049	2,778,000	2,655,075
TransCanada PipeLines Ltd 6.1% 6/1/2040	5,321,000	5,735,296
TOTAL ENERGY		127,927,695
Financials - 0.5%
Banks - 0.4%
Bank of Montreal 3.803% 12/15/2032 (d)	9,260,000	9,190,598
Bank of Montreal 4.35% 9/22/2031 (d)	8,000,000	8,051,624
Bank of Montreal 4.439% 1/14/2032 (d)	3,850,000	3,874,891
Bank of Montreal 4.7% 9/14/2027	9,700,000	9,825,271
Bank of Montreal 5.266% 12/11/2026	5,200,000	5,255,178
Bank of Nova Scotia/The 4.247% 2/2/2030 (d)	5,000,000	5,024,672
Bank of Nova Scotia/The 4.338% 9/15/2031 (d)	11,600,000	11,641,310
Bank of Nova Scotia/The 4.588% 5/4/2037 (d)	2,700,000	2,656,799
Bank of Nova Scotia/The 4.813% 2/2/2034 (d)	2,000,000	2,023,054
Bank of Nova Scotia/The 4.85% 2/1/2030	12,240,000	12,599,746
Bank of Nova Scotia/The 5.25% 6/12/2028	3,450,000	3,555,075
Canadian Imperial Bank of Commerce 3.6% 4/7/2032	3,614,000	3,482,859
Canadian Imperial Bank of Commerce 4.243% 9/8/2028 (d)	4,000,000	4,018,013
Canadian Imperial Bank of Commerce 6.092% 10/3/2033	7,914,000	8,685,728
National Bank of Canada 4.5% 10/10/2029	4,150,000	4,217,936
Royal Bank of Canada 2.05% 1/21/2027	16,433,000	16,187,924
Royal Bank of Canada 3.625% 5/4/2027	7,900,000	7,891,679
Royal Bank of Canada 4.305% 11/3/2031 (d)	4,200,000	4,227,095
Royal Bank of Canada 4.522% 10/18/2028 (d)	7,180,000	7,252,485
Royal Bank of Canada 4.65% 10/18/2030 (d)	14,550,000	14,842,946
Royal Bank of Canada 4.696% 8/6/2031 (d)	3,800,000	3,882,589
Royal Bank of Canada 5% 5/2/2033	4,070,000	4,220,754
Royal Bank of Canada 5.15% 2/1/2034	4,000,000	4,211,687
Royal Bank of Canada 5.153% 2/4/2031 (d)	6,000,000	6,222,526
Royal Bank of Canada 6% 11/1/2027	10,000,000	10,348,274
Toronto Dominion Bank 4.108% 6/8/2027	9,800,000	9,836,263
Toronto Dominion Bank 4.411% 1/13/2031	4,750,000	4,808,325
Toronto Dominion Bank 4.693% 9/15/2027	10,000,000	10,130,481
Toronto Dominion Bank 4.808% 6/3/2030	16,000,000	16,451,703
Toronto Dominion Bank 4.928% 10/15/2035	6,060,000	6,109,761
Toronto Dominion Bank 5.156% 1/10/2028	22,920,000	23,452,354
		244,179,600
Capital Markets - 0.0%
Brookfield Finance Inc 2.724% 4/15/2031	19,988,000	18,416,794
Brookfield Finance Inc 3.625% 2/15/2052	1,600,000	1,112,787
Brookfield Finance Inc 5.968% 3/4/2054	8,950,000	8,912,566
CI Financial Corp 3.2% 12/17/2030	4,250,000	3,895,080
		32,337,227
Insurance - 0.1%
Fairfax Financial Holdings Ltd 4.625% 4/29/2030	5,123,000	5,182,431
Fairfax Financial Holdings Ltd 4.85% 4/17/2028	1,700,000	1,725,193
Fairfax Financial Holdings Ltd 5.625% 8/16/2032	1,900,000	1,990,536
Fairfax Financial Holdings Ltd 5.75% 5/20/2035	3,900,000	4,067,470
Fairfax Financial Holdings Ltd 6.1% 3/15/2055	5,000,000	5,007,188
Manulife Financial Corp 4.15% 3/4/2026	9,666,000	9,665,939
Manulife Financial Corp 4.986% 12/11/2035	6,000,000	6,020,460
		33,659,217
TOTAL FINANCIALS		310,176,044
Industrials - 0.1%
Ground Transportation - 0.1%
Canadian National Railway Co 2.45% 5/1/2050	13,253,000	8,067,767
Canadian National Railway Co 3.2% 8/2/2046	2,622,000	1,943,718
Canadian National Railway Co 3.85% 8/5/2032	2,000,000	1,959,378
Canadian Pacific Railway Co 1.75% 12/2/2026	8,990,000	8,851,529
Canadian Pacific Railway Co 2.05% 3/5/2030	1,800,000	1,671,062
Canadian Pacific Railway Co 2.45% 12/2/2031	20,546,000	18,703,458
Canadian Pacific Railway Co 3.1% 12/2/2051	9,405,000	6,421,538
		47,618,450
Professional Services - 0.0%
TR Finance LLC 3.35% 5/15/2026 (e)	5,561,000	5,551,267
TR Finance LLC 5.5% 8/15/2035	2,000,000	2,084,338
		7,635,605
TOTAL INDUSTRIALS		55,254,055
Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 4% 12/15/2026	9,055,000	9,052,935
Nutrien Ltd 4.2% 4/1/2029	4,109,000	4,124,353
Nutrien Ltd 5% 4/1/2049	7,152,000	6,547,656
Nutrien Ltd 5.25% 1/15/2045	2,780,000	2,684,119
Nutrien Ltd 5.625% 12/1/2040	1,430,000	1,454,842
		23,863,905
Metals & Mining - 0.0%
Barrick Mining Corp 5.25% 4/1/2042	3,575,000	3,612,036
Barrick North America Finance LLC 5.75% 5/1/2043	2,000,000	2,078,199
Barrick PD Australia Finance Pty Ltd 5.95% 10/15/2039	2,000,000	2,144,280
		7,834,515
TOTAL MATERIALS		31,698,420
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	2,100,000	2,095,744
Emera US Finance LP 4.75% 6/15/2046	4,138,000	3,577,724
TOTAL UTILITIES		5,673,468
TOTAL CANADA		564,261,560
CHINA - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Baidu Inc 3.425% 4/7/2030	9,666,000	9,471,713
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd 2.125% 2/9/2031	16,568,000	15,207,910
Alibaba Group Holding Ltd 3.15% 2/9/2051	17,076,000	11,751,874
Alibaba Group Holding Ltd 4.875% 5/26/2030	5,000,000	5,193,688
TOTAL CONSUMER DISCRETIONARY		32,153,472
TOTAL CHINA		41,625,185
FRANCE - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 5.5% 2/6/2044	2,383,000	2,404,981
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies Capital International SA 3.127% 5/29/2050	2,832,000	1,939,714
TotalEnergies Capital International SA 3.455% 2/19/2029	16,952,000	16,813,275
TotalEnergies Capital International SA 3.461% 7/12/2049	5,181,000	3,802,357
TotalEnergies Capital SA 5.15% 4/5/2034	3,540,000	3,706,795
TotalEnergies Capital SA 5.488% 4/5/2054	7,140,000	7,057,274
TotalEnergies Capital SA 5.638% 4/5/2064	1,020,000	1,010,459
TotalEnergies Capital USA LLC 4.857% 1/13/2036	17,500,000	17,684,305
TOTAL ENERGY		52,014,179
TOTAL FRANCE		54,419,160
GERMANY - 0.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Mercedes-Benz Finance North America LLC 8.5% 1/18/2031	2,000,000	2,376,558
Financials - 0.2%
Capital Markets - 0.1%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (d)	4,949,000	4,888,887
Deutsche Bank AG/New York NY 3.035% 5/28/2032 (d)(e)	9,100,000	8,435,234
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (d)	10,100,000	9,609,275
Deutsche Bank AG/New York NY 4.469% 12/10/2031 (d)	1,500,000	1,508,600
Deutsche Bank AG/New York NY 4.725% 2/6/2032 (d)(e)	2,500,000	2,521,363
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (d)	2,000,000	2,036,939
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (d)(e)	5,100,000	5,210,449
Deutsche Bank AG/New York NY 5.297% 5/9/2031 (d)	2,000,000	2,065,306
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (d)	8,940,000	9,136,621
Deutsche Bank AG/New York NY 5.403% 9/11/2035 (d)(e)	3,270,000	3,352,844
Deutsche Bank AG/New York NY 7.079% 2/10/2034 (d)(e)	3,050,000	3,354,821
		52,120,339
Financial Services - 0.1%
KfW 2.875% 4/3/2028	12,201,000	12,069,182
KfW 3.5% 8/9/2028	49,800,000	49,932,825
KfW 3.875% 5/15/2028	10,000,000	10,096,610
Landwirtschaftliche Rentenbank 2.5% 11/15/2027	7,022,000	6,912,373
Landwirtschaftliche Rentenbank 3.625% 10/8/2030	12,740,000	12,790,574
		91,801,564
TOTAL FINANCIALS		143,921,903
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance II LLC 3.95% 4/15/2045 (f)	1,104,000	840,789
TOTAL GERMANY		147,139,250
IRELAND - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	10,778,000	10,673,693
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	5,800,000	5,642,351
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	5,896,000	5,381,536
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.65% 7/21/2027	3,698,000	3,684,553
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	7,876,000	6,557,072
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 1/23/2028	12,472,000	12,446,420
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 9/10/2029	4,450,000	4,512,265
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.75% 1/15/2033	3,600,000	3,607,049
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5% 11/15/2035	2,400,000	2,396,481
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.3% 1/19/2034	2,050,000	2,108,996
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	23,302,000	23,888,409
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.95% 3/10/2055 (d)	3,750,000	3,963,281
TOTAL FINANCIALS		84,862,106
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 5.777% 4/3/2054	1,400,000	1,414,753
Smurfit Westrock Financing DAC 5.185% 1/15/2036	2,600,000	2,653,837
Smurfit Westrock Financing DAC 5.418% 1/15/2035	4,274,000	4,435,851
TOTAL MATERIALS		8,504,441
TOTAL IRELAND		93,366,547
JAPAN - 0.6%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Honda Motor Co Ltd 2.534% 3/10/2027	14,164,000	13,981,121
Toyota Motor Corp 2.362% 3/25/2031	10,633,000	9,833,352
Toyota Motor Corp 4.45% 6/30/2030	2,000,000	2,035,961
Toyota Motor Corp 5.053% 6/30/2035	8,000,000	8,327,301
Toyota Motor Corp 5.118% 7/13/2028	2,000,000	2,060,656
TOTAL CONSUMER DISCRETIONARY		36,238,391
Financials - 0.6%
Banks - 0.6%
Japan Bank for International Cooperation 1.25% 1/21/2031	31,080,000	27,677,927
Japan Bank for International Cooperation 2.25% 11/4/2026	4,486,000	4,440,701
Japan Bank for International Cooperation 2.375% 4/20/2026	10,372,000	10,350,816
Japan Bank for International Cooperation 2.875% 6/1/2027	6,038,000	5,985,228
Japan Bank for International Cooperation 3.25% 7/20/2028	7,150,000	7,094,487
Japan Bank for International Cooperation 4.375% 1/23/2036	3,400,000	3,424,555
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (d)	8,941,000	8,858,608
Mitsubishi UFJ Financial Group Inc 2.309% 7/20/2032 (d)	8,700,000	7,867,994
Mitsubishi UFJ Financial Group Inc 3.195% 7/18/2029	11,297,000	11,009,074
Mitsubishi UFJ Financial Group Inc 3.751% 7/18/2039	6,297,000	5,564,849
Mitsubishi UFJ Financial Group Inc 3.85% 3/1/2026	538,000	538,045
Mitsubishi UFJ Financial Group Inc 3.961% 3/2/2028	17,476,000	17,521,655
Mitsubishi UFJ Financial Group Inc 4.505% 1/14/2032 (d)	9,000,000	9,086,862
Mitsubishi UFJ Financial Group Inc 5.057% 1/14/2037 (d)	2,300,000	2,326,901
Mitsubishi UFJ Financial Group Inc 5.159% 4/24/2031 (d)	4,600,000	4,772,333
Mitsubishi UFJ Financial Group Inc 5.188% 9/12/2036 (d)	5,600,000	5,735,979
Mitsubishi UFJ Financial Group Inc 5.197% 1/16/2031 (d)	5,000,000	5,173,314
Mitsubishi UFJ Financial Group Inc 5.242% 4/19/2029 (d)	17,500,000	17,967,491
Mitsubishi UFJ Financial Group Inc 5.422% 2/22/2029 (d)	12,500,000	12,844,974
Mitsubishi UFJ Financial Group Inc 5.441% 2/22/2034 (d)	6,660,000	7,022,435
Mitsubishi UFJ Financial Group Inc 5.615% 4/24/2036 (d)	4,140,000	4,379,650
Mizuho Financial Group Inc 1.554% 7/9/2027 (d)	9,183,000	9,107,394
Mizuho Financial Group Inc 2.26% 7/9/2032 (d)	9,086,000	8,184,862
Mizuho Financial Group Inc 2.591% 5/25/2031 (d)	13,146,000	12,337,779
Mizuho Financial Group Inc 5.098% 5/13/2031 (d)	7,400,000	7,666,652
Mizuho Financial Group Inc 5.323% 7/8/2036 (d)	2,000,000	2,072,722
Mizuho Financial Group Inc 5.382% 7/10/2030 (d)	4,120,000	4,284,617
Mizuho Financial Group Inc 5.594% 7/10/2035 (d)	4,300,000	4,558,556
Mizuho Financial Group Inc 5.748% 7/6/2034 (d)	4,000,000	4,275,066
Mizuho Financial Group Inc 5.778% 7/6/2029 (d)	5,120,000	5,324,762
Sumitomo Mitsui Financial Group Inc 2.13% 7/8/2030	14,000,000	12,890,221
Sumitomo Mitsui Financial Group Inc 2.174% 1/14/2027	22,619,000	22,303,011
Sumitomo Mitsui Financial Group Inc 2.75% 1/15/2030	13,875,000	13,213,249
Sumitomo Mitsui Financial Group Inc 3.04% 7/16/2029	11,000,000	10,659,547
Sumitomo Mitsui Financial Group Inc 3.05% 1/14/2042	11,600,000	9,077,567
Sumitomo Mitsui Financial Group Inc 5.046% 1/15/2037 (d)	12,000,000	12,145,253
Sumitomo Mitsui Financial Group Inc 5.24% 4/15/2030	5,400,000	5,635,835
Sumitomo Mitsui Financial Group Inc 5.52% 1/13/2028	26,700,000	27,526,423
Sumitomo Mitsui Financial Group Inc 5.558% 7/9/2034	2,320,000	2,456,061
Sumitomo Mitsui Financial Group Inc 5.766% 1/13/2033	7,800,000	8,381,553
Sumitomo Mitsui Financial Group Inc 5.776% 7/13/2033	5,600,000	6,021,786
		367,766,794
Capital Markets - 0.0%
Nomura Holdings Inc 2.608% 7/14/2031	1,000,000	911,823
Nomura Holdings Inc 3.103% 1/16/2030	19,128,000	18,347,998
Nomura Holdings Inc 5.605% 7/6/2029	7,500,000	7,834,458
Nomura Holdings Inc 6.07% 7/12/2028	5,700,000	5,956,042
		33,050,321
TOTAL FINANCIALS		400,817,115
Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2.05% 3/31/2030	12,000,000	11,080,560
TOTAL JAPAN		448,136,066
KOREA (SOUTH) - 0.1%
Financials - 0.1%
Banks - 0.1%
Export-Import Bank of Korea 1.125% 12/29/2026	3,300,000	3,233,151
Export-Import Bank of Korea 3.875% 1/13/2031	3,000,000	3,023,229
Export-Import Bank of Korea 4% 9/11/2029	7,000,000	7,089,940
Export-Import Bank of Korea 4.375% 1/13/2036	3,200,000	3,221,323
Export-Import Bank of Korea 5.125% 9/18/2033	10,400,000	11,094,469
Export-Import Bank of Korea 5.25% 1/14/2035	3,300,000	3,541,091
Korea Development Bank/The 1.625% 1/19/2031	10,633,000	9,649,901
Korea Development Bank/The 4% 1/28/2031	13,000,000	13,164,680

TOTAL KOREA (SOUTH)		54,017,784
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 6.35% 6/17/2054	2,810,000	3,018,611
ArcelorMittal SA 6.8% 11/29/2032	9,000,000	10,214,431

TOTAL LUXEMBOURG		13,233,042
MEXICO - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV 3.625% 4/22/2029	6,667,000	6,569,428
America Movil SAB de CV 6.125% 11/15/2037	6,645,000	7,270,295
TOTAL COMMUNICATION SERVICES		13,839,723
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 5.25% 11/8/2042	5,448,000	5,330,323
Southern Copper Corp 5.875% 4/23/2045	2,170,000	2,264,287
Southern Copper Corp 7.5% 7/27/2035	4,833,000	5,743,344
TOTAL MATERIALS		13,337,954
TOTAL MEXICO		27,177,677
MULTI-NATIONAL - 0.4%
Financials - 0.4%
Banks - 0.3%
African Development Bank 4.125% 1/22/2036	8,000,000	8,064,570
Asian Development Bank 0.75% 10/8/2030	15,466,000	13,650,631
Asian Development Bank 2.5% 11/2/2027	5,321,000	5,240,396
Asian Development Bank 2.625% 1/12/2027	5,164,000	5,121,532
Asian Development Bank 2.75% 1/19/2028	29,894,000	29,525,508
Asian Development Bank 4.25% 1/14/2036	16,360,000	16,694,656
Corp Andina de Fomento 4.125% 1/7/2028	3,608,000	3,632,747
Corp Andina de Fomento 5% 1/22/2030	5,550,000	5,783,171
Corp Andina de Fomento 5% 1/24/2029	4,395,000	4,551,035
European Investment Bank 0.75% 9/23/2030	22,088,000	19,529,407
European Investment Bank 0.875% 5/17/2030	5,299,000	4,755,239
European Investment Bank 1.25% 2/14/2031	9,586,000	8,591,360
European Investment Bank 2.375% 5/24/2027	3,177,000	3,136,035
European Investment Bank 3.75% 3/13/2031	15,900,000	16,024,010
Inter-American Development Bank 2.25% 6/18/2029	15,187,000	14,619,077
Inter-American Development Bank 2.375% 7/7/2027	5,346,000	5,270,866
Inter-American Development Bank 4.125% 1/23/2036	25,000,000	25,201,790
Inter-American Development Bank 4.375% 1/24/2044	6,926,000	6,679,898
		196,071,928
Financial Services - 0.1%
International Bank for Reconstruction & Development 0.75% 8/26/2030	13,146,000	11,644,303
International Bank for Reconstruction & Development 0.875% 5/14/2030	16,078,000	14,429,422
International Bank for Reconstruction & Development 1.25% 2/10/2031	14,403,000	12,909,875
International Bank for Reconstruction & Development 4% 7/25/2030	26,650,000	27,169,639
International Bank for Reconstruction & Development 4.75% 11/14/2033	28,960,000	30,726,976
International Finance Corp 0.75% 8/27/2030	8,767,000	7,759,102
		104,639,317
TOTAL MULTI-NATIONAL		300,711,245
NETHERLANDS - 0.2%
Financials - 0.2%
Banks - 0.2%
Cooperatieve Rabobank UA 3.75% 7/21/2026	15,291,000	15,270,772
Cooperatieve Rabobank UA 5.25% 5/24/2041	4,583,000	4,640,117
Cooperatieve Rabobank UA/NY 3.743% 1/14/2028	10,000,000	10,015,327
Cooperatieve Rabobank UA/NY 4.16% 1/14/2031	20,000,000	20,145,785
ING Groep NV 1.726% 4/1/2027 (d)	7,323,000	7,309,126
ING Groep NV 2.727% 4/1/2032 (d)	7,404,000	6,877,320
ING Groep NV 4.252% 3/28/2033 (d)	7,800,000	7,724,965
ING Groep NV 5.066% 3/25/2031 (d)	8,500,000	8,763,229
ING Groep NV 5.525% 3/25/2036 (d)	4,800,000	5,028,384
TOTAL FINANCIALS		85,775,025
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	17,641,000	15,936,295
NXP BV / NXP Funding LLC / NXP USA Inc 5% 1/15/2033	8,500,000	8,699,186
TOTAL INFORMATION TECHNOLOGY		24,635,481
TOTAL NETHERLANDS		110,410,506
NORWAY - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Equinor ASA 2.375% 5/22/2030	9,144,000	8,594,710
Equinor ASA 3.125% 4/6/2030	7,926,000	7,683,944
Equinor ASA 3.625% 9/10/2028	9,596,000	9,598,594
Equinor ASA 3.7% 4/6/2050	12,681,000	9,826,328
Equinor ASA 5.1% 8/17/2040	1,589,000	1,596,562

TOTAL NORWAY		37,300,138
SPAIN - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 4.103% 3/8/2027	10,645,000	10,654,351
Telefonica Emisiones SA 4.895% 3/6/2048	3,000,000	2,578,892
Telefonica Emisiones SA 5.213% 3/8/2047	5,203,000	4,682,806
Telefonica Emisiones SA 5.52% 3/1/2049	2,700,000	2,522,563
Telefonica Emisiones SA 7.045% 6/20/2036	7,665,000	8,674,439
TOTAL COMMUNICATION SERVICES		29,113,051
Financials - 0.1%
Banks - 0.1%
Banco Bilbao Vizcaya Argentaria SA 4.15% 3/3/2029	4,000,000	4,000,878
Banco Bilbao Vizcaya Argentaria SA 5.127% 3/3/2036	2,000,000	1,988,330
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (d)	3,200,000	3,422,454
Banco Bilbao Vizcaya Argentaria SA 6.138% 9/14/2028 (d)	2,000,000	2,065,070
Banco Bilbao Vizcaya Argentaria SA 7.883% 11/15/2034 (d)	2,000,000	2,336,303
Banco Santander SA 2.749% 12/3/2030	1,000,000	918,951
Banco Santander SA 2.958% 3/25/2031	14,400,000	13,474,620
Banco Santander SA 3.225% 11/22/2032 (d)	7,800,000	7,194,781
Banco Santander SA 4.175% 3/24/2028 (d)	6,000,000	6,002,133
Banco Santander SA 5.294% 8/18/2027	2,000,000	2,035,213
Banco Santander SA 5.538% 3/14/2030 (d)	13,600,000	14,130,114
Banco Santander SA 5.565% 1/17/2030	8,000,000	8,386,544
Banco Santander SA 6.35% 3/14/2034	3,400,000	3,671,266
Banco Santander SA 6.921% 8/8/2033	2,600,000	2,891,563
TOTAL FINANCIALS		72,518,220
TOTAL SPAIN		101,631,271
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG 4.875% 5/15/2045	8,979,000	8,383,713
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Tyco Electronics Group SA 4.5% 2/9/2031	5,000,000	5,088,590
Tyco Electronics Group SA 4.875% 2/9/2036	2,100,000	2,133,219
Tyco Electronics Group SA 7.125% 10/1/2037	1,966,000	2,341,146
TOTAL INFORMATION TECHNOLOGY		9,562,955
TOTAL SWITZERLAND		17,946,668
UNITED KINGDOM - 0.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
British Telecommunications PLC 9.625% 12/15/2030 (g)	12,479,000	15,267,305
Media - 0.0%
RELX Capital Inc 3% 5/22/2030	5,750,000	5,486,301
RELX Capital Inc 5.25% 3/27/2035 (e)	2,300,000	2,368,298
		7,854,599
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 4.375% 5/30/2028	20,333,000	20,659,950
Vodafone Group PLC 5.125% 6/19/2059	5,220,000	4,726,139
Vodafone Group PLC 5.25% 5/30/2048	18,988,000	17,940,193
Vodafone Group PLC 5.75% 6/28/2054	2,470,000	2,436,473
		45,762,755
TOTAL COMMUNICATION SERVICES		68,884,659
Consumer Staples - 0.1%
Beverages - 0.0%
Diageo Capital PLC 2% 4/29/2030	11,793,000	10,865,019
Diageo Capital PLC 2.125% 4/29/2032	10,633,000	9,373,162
Diageo Investment Corp 5.625% 4/15/2035 (e)	3,200,000	3,411,020
		23,649,201
Food Products - 0.0%
Unilever Capital Corp 1.375% 9/14/2030 (e)	14,582,000	13,162,028
Unilever Capital Corp 1.75% 8/12/2031	2,000,000	1,781,850
		14,943,878
Tobacco - 0.1%
BAT Capital Corp 3.557% 8/15/2027	16,817,000	16,730,887
BAT Capital Corp 3.984% 9/25/2050	2,900,000	2,180,598
BAT Capital Corp 4.39% 8/15/2037	8,622,000	8,052,949
BAT Capital Corp 4.54% 8/15/2047	13,298,000	11,224,059
BAT Capital Corp 4.758% 9/6/2049	9,666,000	8,330,545
BAT Capital Corp 6.421% 8/2/2033	5,000,000	5,561,308
BAT International Finance PLC 5.931% 2/2/2029	3,000,000	3,160,305
Reynolds American Inc 5.85% 8/15/2045	3,368,000	3,383,250
Reynolds American Inc 7.25% 6/15/2037	5,735,000	6,714,104
		65,338,005
TOTAL CONSUMER STAPLES		103,931,084
Financials - 0.7%
Banks - 0.7%
Barclays PLC 2.279% 11/24/2027 (d)	14,500,000	14,305,409
Barclays PLC 2.894% 11/24/2032 (d)	15,080,000	13,821,762
Barclays PLC 3.564% 9/23/2035 (d)	7,500,000	7,143,580
Barclays PLC 4.476% 11/11/2029 (d)	4,800,000	4,837,149
Barclays PLC 4.521% 2/24/2032 (d)	4,000,000	4,008,854
Barclays PLC 4.836% 5/9/2028	7,626,000	7,683,572
Barclays PLC 4.95% 1/10/2047	12,837,000	12,004,344
Barclays PLC 5.25% 8/17/2045	4,602,000	4,497,039
Barclays PLC 5.335% 9/10/2035 (d)	6,250,000	6,395,334
Barclays PLC 5.367% 2/25/2031 (d)	6,800,000	7,058,595
Barclays PLC 5.501% 8/9/2028 (d)	4,980,000	5,077,386
Barclays PLC 5.785% 2/25/2036 (d)	6,100,000	6,390,710
Barclays PLC 5.86% 8/11/2046 (d)	2,000,000	2,065,225
Barclays PLC 6.224% 5/9/2034 (d)	6,500,000	7,032,695
Barclays PLC 7.119% 6/27/2034 (d)	6,000,000	6,737,908
HSBC Holdings PLC 2.013% 9/22/2028 (d)	38,714,000	37,554,515
HSBC Holdings PLC 2.804% 5/24/2032 (d)	22,528,000	20,807,560
HSBC Holdings PLC 4.755% 6/9/2028 (d)	7,000,000	7,058,456
HSBC Holdings PLC 4.762% 3/29/2033 (d)	8,100,000	8,111,599
HSBC Holdings PLC 5.13% 3/3/2031 (d)	4,800,000	4,952,767
HSBC Holdings PLC 5.133% 11/6/2036 (d)	6,800,000	6,868,511
HSBC Holdings PLC 5.21% 8/11/2028 (d)	2,000,000	2,031,471
HSBC Holdings PLC 5.24% 5/13/2031 (d)	7,800,000	8,080,532
HSBC Holdings PLC 5.25% 3/14/2044	3,946,000	3,876,586
HSBC Holdings PLC 5.45% 3/3/2036 (d)	4,700,000	4,887,790
HSBC Holdings PLC 5.597% 5/17/2028 (d)	3,610,000	3,676,028
HSBC Holdings PLC 5.733% 5/17/2032 (d)	10,000,000	10,603,084
HSBC Holdings PLC 5.741% 9/10/2036 (d)	2,000,000	2,070,428
HSBC Holdings PLC 5.79% 5/13/2036 (d)	8,220,000	8,737,962
HSBC Holdings PLC 5.874% 11/18/2035 (d)	7,950,000	8,345,874
HSBC Holdings PLC 5.887% 8/14/2027 (d)	5,500,000	5,546,766
HSBC Holdings PLC 6.254% 3/9/2034 (d)	16,000,000	17,492,059
HSBC Holdings PLC 6.332% 3/9/2044 (d)	5,100,000	5,632,007
HSBC Holdings PLC 6.5% 9/15/2037	8,340,000	9,128,320
HSBC Holdings PLC 6.8% 6/1/2038	4,833,000	5,433,550
HSBC Holdings PLC 7.399% 11/13/2034 (d)	8,800,000	10,077,573
Lloyds Banking Group PLC 3.574% 11/7/2028 (d)	2,000,000	1,986,740
Lloyds Banking Group PLC 3.75% 3/18/2028 (d)	2,000,000	1,995,296
Lloyds Banking Group PLC 4.241% 2/10/2030 (d)	13,749,000	13,812,634
Lloyds Banking Group PLC 4.344% 1/9/2048	11,915,000	10,091,581
Lloyds Banking Group PLC 4.425% 11/4/2031 (d)	2,000,000	2,009,670
Lloyds Banking Group PLC 4.65% 3/24/2026	6,831,000	6,833,470
Lloyds Banking Group PLC 4.818% 6/13/2029 (d)	5,200,000	5,288,009
Lloyds Banking Group PLC 4.943% 11/4/2036 (d)	2,600,000	2,585,175
Lloyds Banking Group PLC 4.976% 8/11/2033 (d)	2,000,000	2,049,924
Lloyds Banking Group PLC 5.087% 11/26/2028 (d)	5,350,000	5,448,832
Lloyds Banking Group PLC 5.59% 11/26/2035 (d)	5,940,000	6,248,739
Lloyds Banking Group PLC 5.721% 6/5/2030 (d)	8,400,000	8,820,172
Lloyds Banking Group PLC 5.871% 3/6/2029 (d)	10,800,000	11,194,420
Lloyds Banking Group PLC 6.068% 6/13/2036 (d)	1,180,000	1,240,491
NatWest Group PLC 4.445% 5/8/2030 (d)	5,748,000	5,796,339
NatWest Group PLC 4.8% 4/5/2026	10,366,000	10,372,518
NatWest Group PLC 4.892% 5/18/2029 (d)	6,766,000	6,888,667
NatWest Group PLC 5.516% 9/30/2028 (d)	9,700,000	9,931,749
NatWest Group PLC 5.778% 3/1/2035 (d)	2,300,000	2,446,466
NatWest Group PLC 5.808% 9/13/2029 (d)	5,200,000	5,417,811
Santander UK Group Holdings PLC 2.469% 1/11/2028 (d)	9,666,000	9,536,903
Santander UK Group Holdings PLC 2.896% 3/15/2032 (d)	1,600,000	1,485,333
Santander UK Group Holdings PLC 4.32% 9/22/2029 (d)	1,800,000	1,806,253
Santander UK Group Holdings PLC 5.136% 9/22/2036 (d)	3,500,000	3,506,273
Santander UK Group Holdings PLC 6.534% 1/10/2029 (d)	8,050,000	8,398,675
TOTAL FINANCIALS		445,225,140
Health Care - 0.0%
Pharmaceuticals - 0.0%
Astrazeneca Finance LLC 2.25% 5/28/2031	7,008,000	6,423,758
Astrazeneca Finance LLC 4.6% 3/2/2036	5,000,000	5,005,080
Astrazeneca Finance LLC 4.875% 3/3/2033	4,110,000	4,276,440
Astrazeneca PLC 4.375% 11/16/2045	5,989,000	5,360,792
Astrazeneca PLC 4.375% 8/17/2048	9,825,000	8,706,101
Astrazeneca PLC 6.45% 9/15/2037	4,582,000	5,255,645
TOTAL HEALTH CARE		35,027,816
TOTAL UNITED KINGDOM		653,068,699
UNITED STATES - 22.1%
Communication Services - 1.7%
Diversified Telecommunication Services - 0.8%
AT&T Inc 1.65% 2/1/2028	8,216,000	7,878,776
AT&T Inc 2.25% 2/1/2032 (e)	13,533,000	12,086,335
AT&T Inc 2.75% 6/1/2031	14,741,000	13,735,111
AT&T Inc 2.95% 7/15/2026 (e)	6,356,000	6,330,951
AT&T Inc 3.3% 2/1/2052	14,016,000	9,255,419
AT&T Inc 3.5% 2/1/2061	3,800,000	2,464,645
AT&T Inc 3.5% 6/1/2041	7,559,000	6,066,287
AT&T Inc 3.5% 9/15/2053	25,048,000	17,086,946
AT&T Inc 3.55% 9/15/2055	54,468,000	36,875,959
AT&T Inc 3.65% 6/1/2051	11,600,000	8,311,908
AT&T Inc 3.65% 9/15/2059	31,190,000	20,993,609
AT&T Inc 3.8% 2/15/2027 (e)	7,149,000	7,145,536
AT&T Inc 4.35% 6/15/2045 (e)	5,085,000	4,275,750
AT&T Inc 4.5% 3/9/2048	6,502,000	5,457,736
AT&T Inc 4.65% 6/1/2044	6,251,000	5,520,675
Comcast Corp 1.5% 2/15/2031 (e)	11,310,000	9,986,970
Comcast Corp 1.95% 1/15/2031 (e)	2,030,000	1,835,276
Comcast Corp 2.35% 1/15/2027	18,905,000	18,666,998
Comcast Corp 2.45% 8/15/2052	11,310,000	6,177,018
Comcast Corp 2.65% 2/1/2030	26,264,000	24,999,932
Comcast Corp 2.8% 1/15/2051	6,476,000	3,870,812
Comcast Corp 2.887% 11/1/2051	15,309,000	9,241,107
Comcast Corp 2.937% 11/1/2056	57,662,000	33,626,838
Comcast Corp 3.3% 2/1/2027	9,461,000	9,422,883
Comcast Corp 3.4% 4/1/2030	11,100,000	10,857,487
Comcast Corp 3.45% 2/1/2050	5,896,000	4,056,408
Comcast Corp 3.75% 4/1/2040	4,644,000	3,917,622
Comcast Corp 3.969% 11/1/2047	4,131,000	3,182,695
Comcast Corp 4% 3/1/2048	9,532,000	7,347,339
Comcast Corp 4.4% 8/15/2035 (e)	7,700,000	7,473,646
Comcast Corp 5.168% 1/15/2037 (f)	15,087,000	15,190,574
Comcast Corp 5.3% 5/15/2035 (e)	2,000,000	2,092,669
Sprint Capital Corp 8.75% 3/15/2032	10,000,000	12,223,629
Verizon Communications Inc 1.5% 9/18/2030	3,190,000	2,851,849
Verizon Communications Inc 1.68% 10/30/2030	2,665,000	2,391,000
Verizon Communications Inc 2.355% 3/15/2032	19,271,000	17,208,832
Verizon Communications Inc 2.55% 3/21/2031	41,913,000	38,779,800
Verizon Communications Inc 2.987% 10/30/2056	69,319,000	42,251,655
Verizon Communications Inc 3.55% 3/22/2051	8,661,000	6,276,334
Verizon Communications Inc 4.016% 12/3/2029	5,000,000	5,007,313
Verizon Communications Inc 4.125% 3/16/2027 (e)	4,369,000	4,384,581
Verizon Communications Inc 4.272% 1/15/2036 (e)	19,285,000	18,338,696
Verizon Communications Inc 4.329% 9/21/2028	12,151,000	12,280,364
Verizon Communications Inc 4.4% 11/1/2034	2,999,000	2,939,545
Verizon Communications Inc 4.75% 1/15/2033	10,000,000	10,141,447
Verizon Communications Inc 4.75% 11/1/2041	795,000	742,987
Verizon Communications Inc 5% 1/15/2036	6,000,000	6,026,528
Verizon Communications Inc 5.012% 4/15/2049	913,000	832,183
Verizon Communications Inc 5.012% 8/21/2054	9,975,000	8,901,799
Verizon Communications Inc 5.875% 11/30/2045	3,000,000	3,032,622
Verizon Communications Inc 5.875% 11/30/2055	1,560,000	1,570,444
		531,613,525
Entertainment - 0.0%
Netflix Inc 4.9% 8/15/2034 (e)	14,010,000	14,450,505
Walt Disney Co/The 2% 9/1/2029 (e)	8,297,000	7,826,410
Walt Disney Co/The 2.65% 1/13/2031 (e)	12,615,000	11,947,468
Walt Disney Co/The 2.75% 9/1/2049	8,288,000	5,350,752
Walt Disney Co/The 3.5% 5/13/2040	5,423,000	4,597,019
Walt Disney Co/The 3.6% 1/13/2051 (e)	5,404,000	4,060,361
Walt Disney Co/The 3.8% 5/13/2060	5,423,000	4,017,573
Walt Disney Co/The 4.7% 3/23/2050 (e)	3,867,000	3,489,657
Walt Disney Co/The 5.4% 10/1/2043	3,078,000	3,135,412
Walt Disney Co/The 6.15% 2/15/2041	8,340,000	9,201,136
Walt Disney Co/The 6.15% 3/1/2037	3,142,000	3,533,170
		71,609,463
Interactive Media & Services - 0.4%
Alphabet Inc 1.1% 8/15/2030	11,696,000	10,423,145
Alphabet Inc 2.05% 8/15/2050	11,696,000	6,452,632
Alphabet Inc 3.7% 2/15/2029	10,000,000	10,009,679
Alphabet Inc 3.875% 11/15/2028	9,290,000	9,357,691
Alphabet Inc 4% 5/15/2030	4,720,000	4,752,558
Alphabet Inc 4.1% 11/15/2030	5,000,000	5,045,355
Alphabet Inc 4.1% 2/15/2031	17,750,000	17,866,852
Alphabet Inc 4.5% 5/15/2035 (e)	970,000	976,363
Alphabet Inc 4.7% 11/15/2035	11,600,000	11,745,670
Alphabet Inc 4.8% 2/15/2036	16,800,000	17,075,945
Alphabet Inc 5.25% 5/15/2055 (e)	6,130,000	5,966,068
Alphabet Inc 5.45% 11/15/2055	21,000,000	20,873,704
Alphabet Inc 5.65% 2/15/2056	16,700,000	17,088,407
Meta Platforms Inc 3.5% 8/15/2027	6,820,000	6,813,787
Meta Platforms Inc 3.85% 8/15/2032 (e)	7,620,000	7,461,390
Meta Platforms Inc 4.2% 11/15/2030	9,400,000	9,482,668
Meta Platforms Inc 4.3% 8/15/2029 (e)	14,300,000	14,530,313
Meta Platforms Inc 4.45% 8/15/2052	12,000,000	9,850,017
Meta Platforms Inc 4.6% 11/15/2032	9,400,000	9,557,665
Meta Platforms Inc 4.6% 5/15/2028	4,630,000	4,722,264
Meta Platforms Inc 4.65% 8/15/2062	1,800,000	1,462,687
Meta Platforms Inc 4.75% 8/15/2034	3,000,000	3,046,435
Meta Platforms Inc 4.875% 11/15/2035 (e)	9,400,000	9,493,598
Meta Platforms Inc 4.95% 5/15/2033	6,700,000	6,933,546
Meta Platforms Inc 5.4% 8/15/2054	16,808,000	15,869,019
Meta Platforms Inc 5.5% 11/15/2045	9,400,000	9,286,828
Meta Platforms Inc 5.6% 5/15/2053	6,190,000	6,026,708
Meta Platforms Inc 5.625% 11/15/2055	16,870,000	16,512,782
Meta Platforms Inc 5.75% 11/15/2065	9,400,000	9,157,406
		277,841,182
Media - 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	20,299,000	18,452,166
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041	26,758,000	19,276,302
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	7,027,000	4,535,015
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	8,737,000	8,732,147
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	5,700,000	5,428,321
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	4,833,000	4,908,428
Charter Communications Operating LLC / Charter Communications Operating Capital 5.125% 7/1/2049 (e)	9,816,000	7,790,692
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	4,534,000	3,779,043
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	4,154,000	3,615,594
Charter Communications Operating LLC / Charter Communications Operating Capital 5.85% 12/1/2035 (e)	2,380,000	2,395,211
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	3,000,000	3,144,241
Charter Communications Operating LLC / Charter Communications Operating Capital 6.384% 10/23/2035	10,684,000	11,160,162
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	3,725,000	3,536,992
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	12,650,000	13,453,608
Charter Communications Operating LLC / Charter Communications Operating Capital 6.7% 12/1/2055 (e)	2,400,000	2,340,819
Fox Corp 4.709% 1/25/2029	8,245,000	8,370,412
Fox Corp 5.476% 1/25/2039	3,027,000	3,010,216
Fox Corp 5.576% 1/25/2049 (e)	7,398,000	7,029,848
Paramount Global 3.375% 2/15/2028	8,381,000	8,099,495
Paramount Global 4.2% 6/1/2029	7,143,000	6,862,238
Paramount Global 4.375% 3/15/2043	2,093,000	1,320,069
Paramount Global 4.6% 1/15/2045	5,799,000	3,611,524
Paramount Global 4.95% 1/15/2031	13,185,000	12,304,370
Time Warner Cable LLC 4.5% 9/15/2042	16,137,000	12,725,852
Time Warner Cable LLC 6.55% 5/1/2037	7,500,000	7,720,584
Time Warner Cable LLC 7.3% 7/1/2038 (e)	3,177,000	3,438,141
TWDC Enterprises 18 Corp 3% 7/30/2046 (e)	3,575,000	2,538,354
TWDC Enterprises 18 Corp 4.125% 6/1/2044	4,528,000	3,862,022
TWDC Enterprises 18 Corp 4.375% 8/16/2041	5,200,000	4,739,074
		198,180,940
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.05% 2/15/2028	11,928,000	11,520,922
T-Mobile USA Inc 3.3% 2/15/2051	11,928,000	8,135,620
T-Mobile USA Inc 3.75% 4/15/2027	6,689,000	6,678,417
T-Mobile USA Inc 3.875% 4/15/2030	14,289,000	14,179,152
T-Mobile USA Inc 4.375% 4/15/2040	6,689,000	6,108,338
T-Mobile USA Inc 4.5% 4/15/2050	11,522,000	9,667,784
T-Mobile USA Inc 4.625% 1/15/2033	5,200,000	5,237,547
T-Mobile USA Inc 4.7% 1/15/2035	980,000	974,670
T-Mobile USA Inc 4.8% 7/15/2028	6,375,000	6,498,814
T-Mobile USA Inc 4.95% 11/15/2035	2,500,000	2,522,996
T-Mobile USA Inc 4.95% 3/15/2028 (e)	14,700,000	15,001,529
T-Mobile USA Inc 5.05% 7/15/2033	30,475,000	31,435,827
T-Mobile USA Inc 5.2% 1/15/2033	7,265,000	7,563,585
T-Mobile USA Inc 5.25% 6/15/2055	4,500,000	4,150,477
T-Mobile USA Inc 5.65% 1/15/2053	10,210,000	9,994,634
T-Mobile USA Inc 5.7% 1/15/2056 (e)	2,000,000	1,972,268
T-Mobile USA Inc 5.85% 2/15/2056	3,070,000	3,082,390
T-Mobile USA Inc 5.875% 11/15/2055	5,000,000	5,050,466
		149,775,436
TOTAL COMMUNICATION SERVICES		1,229,020,546
Consumer Discretionary - 1.3%
Automobile Components - 0.0%
Aptiv Swiss Holdings Ltd 3.1% 12/1/2051	4,380,000	2,860,510
Aptiv Swiss Holdings Ltd 4.65% 9/13/2029	5,000,000	5,118,903
Lear Corp 3.55% 1/15/2052	2,600,000	1,807,230
		9,786,643
Automobiles - 0.3%
American Honda Finance Corp 2% 3/24/2028	2,000,000	1,925,549
American Honda Finance Corp 2.25% 1/12/2029	1,900,000	1,813,678
American Honda Finance Corp 2.3% 9/9/2026	3,972,000	3,939,257
American Honda Finance Corp 4.25% 9/1/2028	4,500,000	4,537,689
American Honda Finance Corp 4.45% 1/8/2031	1,800,000	1,817,502
American Honda Finance Corp 4.8% 3/5/2030	4,640,000	4,751,813
American Honda Finance Corp 4.85% 10/23/2031	10,690,000	10,994,917
American Honda Finance Corp 5.1% 1/8/2036	2,700,000	2,722,798
American Honda Finance Corp 5.125% 7/7/2028	4,550,000	4,671,154
American Honda Finance Corp 5.15% 7/9/2032	4,000,000	4,152,896
American Honda Finance Corp 5.2% 3/5/2035	3,210,000	3,286,127
Ford Motor Co 5.291% 12/8/2046	8,130,000	6,942,298
Ford Motor Co 6.1% 8/19/2032 (e)	17,360,000	18,171,080
General Motors Co 5% 10/1/2028 (e)	5,463,000	5,574,377
General Motors Co 5.15% 4/1/2038	1,300,000	1,265,884
General Motors Co 5.2% 4/1/2045	3,392,000	3,087,752
General Motors Co 5.6% 10/15/2032 (e)	4,900,000	5,162,838
General Motors Co 5.625% 4/15/2030	10,000,000	10,494,887
General Motors Co 5.95% 4/1/2049 (e)	5,027,000	4,952,819
General Motors Co 6.6% 4/1/2036	8,489,000	9,315,292
General Motors Co 6.75% 4/1/2046	5,684,000	6,146,315
General Motors Co 6.8% 10/1/2027 (e)	10,536,000	10,928,704
General Motors Financial Co Inc 2.35% 1/8/2031 (e)	2,000,000	1,820,188
General Motors Financial Co Inc 2.4% 10/15/2028	1,700,000	1,629,637
General Motors Financial Co Inc 2.4% 4/10/2028	2,000,000	1,935,092
General Motors Financial Co Inc 3.85% 1/5/2028	5,561,000	5,542,871
General Motors Financial Co Inc 4% 10/6/2026	2,923,000	2,923,031
General Motors Financial Co Inc 4.35% 1/17/2027 (e)	6,356,000	6,366,062
General Motors Financial Co Inc 4.6% 1/8/2031	4,500,000	4,541,229
General Motors Financial Co Inc 5.45% 7/15/2030	5,000,000	5,225,635
General Motors Financial Co Inc 5.6% 6/18/2031	4,220,000	4,434,070
General Motors Financial Co Inc 5.625% 4/4/2032	6,000,000	6,307,590
General Motors Financial Co Inc 5.65% 1/17/2029 (e)	16,996,000	17,626,549
General Motors Financial Co Inc 6.4% 1/9/2033 (e)	10,000,000	10,883,754
		195,891,334
Broadline Retail - 0.2%
Amazon.com Inc 1.5% 6/3/2030	15,466,000	14,020,158
Amazon.com Inc 2.1% 5/12/2031 (e)	7,251,000	6,603,638
Amazon.com Inc 2.5% 6/3/2050	5,085,000	3,080,294
Amazon.com Inc 2.875% 5/12/2041	27,600,000	21,194,315
Amazon.com Inc 3.1% 5/12/2051	5,251,000	3,565,910
Amazon.com Inc 3.15% 8/22/2027	8,309,000	8,257,758
Amazon.com Inc 3.6% 4/13/2032 (e)	2,000,000	1,947,851
Amazon.com Inc 3.875% 8/22/2037	8,728,000	8,083,709
Amazon.com Inc 3.9% 11/20/2028	10,000,000	10,054,491
Amazon.com Inc 4.05% 8/22/2047 (e)	15,112,000	12,500,412
Amazon.com Inc 4.25% 8/22/2057	7,208,000	5,813,095
Amazon.com Inc 4.55% 12/1/2027	10,000,000	10,159,197
Amazon.com Inc 4.7% 12/1/2032 (e)	28,300,000	29,244,195
Amazon.com Inc 4.8% 12/5/2034	6,766,000	7,018,165
Amazon.com Inc 5.45% 11/20/2055 (e)	14,700,000	14,480,929
eBay Inc 2.6% 5/10/2031	2,000,000	1,844,379
eBay Inc 2.7% 3/11/2030	2,000,000	1,896,362
eBay Inc 4% 7/15/2042	4,200,000	3,497,615
eBay Inc 5.95% 11/22/2027 (e)	8,000,000	8,266,048
		171,528,521
Distributors - 0.0%
Genuine Parts Co 2.75% 2/1/2032	2,000,000	1,774,599
Diversified Consumer Services - 0.1%
American University/The 3.672% 4/1/2049	1,903,000	1,495,319
Cornell University 4.169% 6/15/2030	1,000,000	1,015,874
Cornell University 4.733% 6/15/2035	5,900,000	6,028,855
Duke University 2.832% 10/1/2055	3,714,000	2,428,580
George Washington University/The 4.126% 9/15/2048	5,575,000	4,697,417
George Washington University/The 4.3% 9/15/2044	1,589,000	1,400,883
Massachusetts Institute of Technology 2.989% 7/1/2050	3,722,000	2,587,931
Massachusetts Institute of Technology 3.885% 7/1/2116	2,248,000	1,623,623
Massachusetts Institute of Technology 3.959% 7/1/2038	3,753,000	3,561,180
Massachusetts Institute of Technology 5.618% 6/1/2055	7,000,000	7,447,154
Northwestern University 3.662% 12/1/2057	4,398,000	3,334,111
Northwestern University 4.643% 12/1/2044	2,661,000	2,584,963
President and Fellows of Harvard College 3.15% 7/15/2046	3,000,000	2,268,668
President and Fellows of Harvard College 3.3% 7/15/2056	3,852,000	2,714,434
President and Fellows of Harvard College 3.619% 10/1/2037	795,000	724,185
President and Fellows of Harvard College 5.259% 3/15/2036	7,180,000	7,692,411
Trustees of Columbia University in the City of New York/The 4.355% 10/1/2035	2,700,000	2,695,083
Trustees of Princeton University/The 5.7% 3/1/2039	5,795,000	6,347,228
University of Chicago/The 3% 10/1/2052	5,027,000	3,568,032
University of Notre Dame du Lac 3.438% 2/15/2045	2,646,000	2,107,593
University of Southern California 2.945% 10/1/2051	9,096,000	6,128,307
University of Southern California 5.25% 10/1/2111	1,589,000	1,529,133
William Marsh Rice University 3.774% 5/15/2055	1,510,000	1,183,937
		75,164,901
Hotels, Restaurants & Leisure - 0.2%
Expedia Group Inc 2.95% 3/15/2031	2,000,000	1,858,453
Expedia Group Inc 3.25% 2/15/2030 (e)	6,863,000	6,585,594
Expedia Group Inc 4.625% 8/1/2027	2,000,000	2,013,774
Marriott International Inc/MD 2.85% 4/15/2031	17,100,000	16,010,824
Marriott International Inc/MD 4.2% 7/15/2027	4,000,000	4,016,617
Marriott International Inc/MD 4.875% 5/15/2029	6,000,000	6,152,114
Marriott International Inc/MD 5.25% 10/15/2035	4,000,000	4,098,951
Marriott International Inc/MD 5.35% 3/15/2035	3,450,000	3,583,958
Marriott International Inc/MD 5.5% 4/15/2037 (e)	5,110,000	5,280,733
McDonald's Corp 3.5% 7/1/2027	7,617,000	7,586,730
McDonald's Corp 3.6% 7/1/2030 (e)	5,684,000	5,620,290
McDonald's Corp 3.625% 9/1/2049	9,831,000	7,411,731
McDonald's Corp 4.2% 4/1/2050	6,666,000	5,500,753
McDonald's Corp 4.4% 2/12/2031 (e)	7,600,000	7,725,012
McDonald's Corp 4.45% 3/1/2047 (e)	4,511,000	3,947,298
McDonald's Corp 4.875% 12/9/2045	4,313,000	4,002,089
McDonald's Corp 6.3% 3/1/2038	5,596,000	6,279,758
Metropolitan Museum of Art/The 3.4% 7/1/2045	2,383,000	1,872,544
Starbucks Corp 2% 3/12/2027	9,502,000	9,334,017
Starbucks Corp 2.45% 6/15/2026	7,944,000	7,909,787
Starbucks Corp 3% 2/14/2032 (e)	4,900,000	4,575,367
Starbucks Corp 3.5% 11/15/2050	3,287,000	2,377,857
Starbucks Corp 4% 11/15/2028	5,561,000	5,580,905
Starbucks Corp 4.5% 11/15/2048	3,734,000	3,212,610
Starbucks Corp 5.4% 5/15/2035 (e)	8,390,000	8,845,164
		141,382,930
Household Durables - 0.0%
DR Horton Inc 1.3% 10/15/2026	2,000,000	1,968,367
DR Horton Inc 5% 10/15/2034	3,000,000	3,074,829
DR Horton Inc 5.5% 10/15/2035	1,940,000	2,041,802
Lennar Corp 4.75% 11/29/2027	6,283,000	6,339,543
Toll Brothers Finance Corp 4.35% 2/15/2028	1,900,000	1,912,486
		15,337,027
Leisure Products - 0.0%
Brunswick Corp/DE 5.1% 4/1/2052	206,000	166,273
Hasbro Inc 3.9% 11/19/2029	2,000,000	1,982,818
Hasbro Inc 5.1% 5/15/2044	3,400,000	3,123,366
		5,272,457
Specialty Retail - 0.5%
AutoNation Inc 2.4% 8/1/2031 (e)	1,000,000	898,618
AutoNation Inc 3.85% 3/1/2032	6,090,000	5,811,578
AutoZone Inc 3.75% 6/1/2027	4,611,000	4,601,631
AutoZone Inc 4% 4/15/2030	9,521,000	9,479,824
AutoZone Inc 5.1% 7/15/2029	1,730,000	1,785,136
AutoZone Inc 5.165% 6/15/2030	2,680,000	2,777,761
AutoZone Inc 5.4% 7/15/2034 (e)	1,530,000	1,598,721
Home Depot Inc/The 2.375% 3/15/2051	13,507,000	7,851,351
Home Depot Inc/The 2.5% 4/15/2027	9,637,000	9,522,287
Home Depot Inc/The 2.8% 9/14/2027	3,972,000	3,922,110
Home Depot Inc/The 2.95% 6/15/2029	16,616,000	16,200,341
Home Depot Inc/The 3.125% 12/15/2049	5,317,000	3,679,933
Home Depot Inc/The 3.3% 4/15/2040	6,833,000	5,675,031
Home Depot Inc/The 3.75% 9/15/2028 (e)	16,000,000	16,074,043
Home Depot Inc/The 3.9% 12/6/2028 (e)	4,575,000	4,599,694
Home Depot Inc/The 3.9% 6/15/2047	6,813,000	5,494,630
Home Depot Inc/The 4.2% 4/1/2043	1,251,000	1,103,022
Home Depot Inc/The 4.25% 4/1/2046	2,606,000	2,243,480
Home Depot Inc/The 4.5% 12/6/2048	10,434,000	9,137,381
Home Depot Inc/The 4.75% 6/25/2029	2,000,000	2,059,653
Home Depot Inc/The 4.875% 2/15/2044	2,283,000	2,171,304
Home Depot Inc/The 4.95% 6/25/2034	11,600,000	11,989,330
Home Depot Inc/The 5.875% 12/16/2036	13,741,000	15,037,925
Lowe's Cos Inc 1.3% 4/15/2028	6,380,000	6,051,626
Lowe's Cos Inc 1.7% 10/15/2030	9,666,000	8,689,640
Lowe's Cos Inc 3.65% 4/5/2029	10,507,000	10,422,168
Lowe's Cos Inc 3.7% 4/15/2046	2,780,000	2,147,869
Lowe's Cos Inc 3.75% 4/1/2032	32,063,000	31,060,519
Lowe's Cos Inc 4.05% 5/3/2047	9,135,000	7,352,923
Lowe's Cos Inc 4.5% 4/15/2030	9,618,000	9,775,725
Lowe's Cos Inc 4.8% 4/1/2026	8,100,000	8,101,225
Lowe's Cos Inc 5.625% 4/15/2053 (e)	13,800,000	13,592,231
Lowe's Cos Inc 5.75% 7/1/2053 (e)	4,623,000	4,644,701
O'Reilly Automotive Inc 4.7% 6/15/2032	8,100,000	8,246,250
		253,799,661
Textiles, Apparel & Luxury Goods - 0.0%
NIKE Inc 2.85% 3/27/2030 (e)	4,775,000	4,592,552
NIKE Inc 3.25% 3/27/2040	9,666,000	7,950,849
NIKE Inc 3.375% 11/1/2046	3,575,000	2,689,313
NIKE Inc 3.375% 3/27/2050 (e)	4,775,000	3,494,542
Tapestry Inc 3.05% 3/15/2032 (e)	2,320,000	2,155,877
Tapestry Inc 5.1% 3/11/2030 (e)	2,000,000	2,064,988
Tapestry Inc 5.5% 3/11/2035	2,000,000	2,074,519
		25,022,640
TOTAL CONSUMER DISCRETIONARY		894,960,713
Consumer Staples - 1.2%
Beverages - 0.3%
Coca-Cola Co/The 1.375% 3/15/2031	9,666,000	8,591,373
Coca-Cola Co/The 1.45% 6/1/2027 (e)	6,650,000	6,479,892
Coca-Cola Co/The 1.65% 6/1/2030	13,650,000	12,508,122
Coca-Cola Co/The 2.5% 3/15/2051	4,833,000	2,972,594
Coca-Cola Co/The 2.5% 6/1/2040	6,660,000	5,063,529
Coca-Cola Co/The 2.6% 6/1/2050	6,660,000	4,222,508
Coca-Cola Co/The 2.75% 6/1/2060	6,660,000	3,991,518
Coca-Cola Co/The 3.45% 3/25/2030	4,000,000	3,954,407
Coca-Cola Co/The 5% 5/13/2034	6,760,000	7,122,717
Coca-Cola Co/The 5.2% 1/14/2055 (e)	9,790,000	9,623,737
Constellation Brands Inc 3.5% 5/9/2027	7,944,000	7,905,129
Constellation Brands Inc 3.7% 12/6/2026	5,997,000	5,985,756
Constellation Brands Inc 4.75% 5/9/2032	5,000,000	5,084,866
Constellation Brands Inc 4.95% 11/1/2035 (e)	2,400,000	2,404,534
Constellation Brands Inc 5.25% 11/15/2048	5,751,000	5,417,025
Keurig Dr Pepper Inc 2.25% 3/15/2031	2,000,000	1,804,716
Keurig Dr Pepper Inc 3.2% 5/1/2030	2,000,000	1,916,067
Keurig Dr Pepper Inc 3.8% 5/1/2050	2,513,000	1,854,345
Keurig Dr Pepper Inc 4.05% 4/15/2032	11,200,000	10,904,500
Keurig Dr Pepper Inc 4.5% 4/15/2052 (e)	1,000,000	826,751
Keurig Dr Pepper Inc 4.6% 5/15/2030	7,880,000	7,958,879
Keurig Dr Pepper Inc 5.15% 5/15/2035 (e)	7,080,000	7,173,892
Molson Coors Beverage Co 3% 7/15/2026	13,822,000	13,763,829
Molson Coors Beverage Co 4.2% 7/15/2046	10,509,000	8,545,532
PepsiCo Inc 1.4% 2/25/2031 (e)	12,450,000	11,068,736
PepsiCo Inc 1.625% 5/1/2030	34,299,000	31,379,264
PepsiCo Inc 3% 10/15/2027	14,466,000	14,349,458
PepsiCo Inc 3.6% 8/13/2042	2,383,000	1,981,669
PepsiCo Inc 3.875% 3/19/2060	4,833,000	3,739,068
PepsiCo Inc 4.25% 10/22/2044	4,766,000	4,220,085
PepsiCo Inc 4.45% 4/14/2046 (e)	4,607,000	4,175,917
PepsiCo Inc 5% 2/7/2035 (e)	4,770,000	4,939,965
PepsiCo Inc 5% 7/23/2035 (e)	11,370,000	11,784,427
		233,714,807
Consumer Staples Distribution & Retail - 0.2%
Costco Wholesale Corp 1.375% 6/20/2027	13,997,000	13,600,134
Costco Wholesale Corp 1.6% 4/20/2030	2,000,000	1,830,953
Costco Wholesale Corp 1.75% 4/20/2032 (e)	2,000,000	1,759,008
Dollar General Corp 5% 11/1/2032	9,230,000	9,469,710
Dollar Tree Inc 4.2% 5/15/2028	8,178,000	8,207,773
Kroger Co/The 1.7% 1/15/2031	5,315,000	4,732,894
Kroger Co/The 2.2% 5/1/2030 (e)	2,780,000	2,588,410
Kroger Co/The 2.65% 10/15/2026 (e)	2,264,000	2,247,388
Kroger Co/The 3.95% 1/15/2050	2,900,000	2,247,037
Kroger Co/The 5% 9/15/2034	4,540,000	4,616,174
Kroger Co/The 5.15% 8/1/2043	2,165,000	2,094,003
Kroger Co/The 5.4% 1/15/2049	5,171,000	5,007,022
Kroger Co/The 5.5% 9/15/2054	5,170,000	4,997,856
Kroger Co/The 5.65% 9/15/2064	2,660,000	2,571,098
Sysco Corp 3.3% 2/15/2050 (e)	11,213,000	7,967,876
Sysco Corp 3.3% 7/15/2026	2,606,000	2,599,839
Sysco Corp 6.6% 4/1/2040	7,830,000	8,865,358
Target Corp 3.9% 11/15/2047	11,736,000	9,462,704
Target Corp 4% 7/1/2042	5,561,000	4,804,565
Target Corp 4.4% 1/15/2033 (e)	8,300,000	8,416,720
Walmart Inc 2.95% 9/24/2049	5,027,000	3,491,960
Walmart Inc 3.7% 6/26/2028	9,771,000	9,796,295
Walmart Inc 3.9% 4/15/2028	7,300,000	7,342,248
Walmart Inc 4.05% 6/29/2048	14,433,000	12,230,154
Walmart Inc 4.1% 4/15/2033	7,300,000	7,350,969
Walmart Inc 4.3% 4/22/2044 (e)	4,766,000	4,384,427
Walmart Inc 5.625% 4/1/2040	1,589,000	1,727,955
Walmart Inc 5.625% 4/15/2041 (e)	3,654,000	3,947,654
Walmart Inc 6.5% 8/15/2037	6,573,000	7,713,300
		166,071,484
Food Products - 0.3%
Archer-Daniels-Midland Co 2.9% 3/1/2032	2,300,000	2,139,512
Archer-Daniels-Midland Co 4.5% 8/15/2033 (e)	16,900,000	17,114,741
Bunge Ltd Finance Corp 2.75% 5/14/2031	2,000,000	1,860,825
Bunge Ltd Finance Corp 4.2% 9/17/2029	3,260,000	3,281,119
Bunge Ltd Finance Corp 4.65% 9/17/2034	2,540,000	2,529,585
Campbell's Company/The 4.8% 3/15/2048	11,120,000	9,611,943
Conagra Brands Inc 4.85% 11/1/2028	10,827,000	10,980,194
Conagra Brands Inc 5.3% 11/1/2038	3,936,000	3,791,771
Conagra Brands Inc 5.4% 11/1/2048 (e)	7,130,000	6,393,294
General Mills Inc 2.875% 4/15/2030	5,778,000	5,493,597
General Mills Inc 3% 2/1/2051	4,854,000	3,186,288
General Mills Inc 4.2% 4/17/2028	13,662,000	13,710,216
General Mills Inc 4.875% 1/30/2030	2,540,000	2,605,799
General Mills Inc 4.95% 3/29/2033 (e)	3,670,000	3,752,745
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 3% 5/15/2032	8,000,000	7,284,435
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 5.5% 1/15/2036	8,600,000	8,825,231
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 5.75% 4/1/2033	19,650,000	20,664,254
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.25% 3/1/2056	5,400,000	5,514,030
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.75% 3/15/2034	8,400,000	9,364,866
Kellanova 3.25% 4/1/2026 (e)	2,955,000	2,953,179
Kellanova 4.3% 5/15/2028	4,766,000	4,813,849
Kraft Heinz Foods Co 3.875% 5/15/2027	28,999,000	28,949,925
Kraft Heinz Foods Co 4.375% 6/1/2046	14,500,000	11,901,589
Kraft Heinz Foods Co 5% 6/4/2042	9,800,000	8,986,698
Kraft Heinz Foods Co 5% 7/15/2035	1,000,000	1,003,693
Kraft Heinz Foods Co 5.2% 7/15/2045	2,000,000	1,831,485
Kraft Heinz Foods Co 6.875% 1/26/2039	2,000,000	2,255,574
Tyson Foods Inc 4.35% 3/1/2029	7,149,000	7,216,660
Tyson Foods Inc 5.1% 9/28/2048	7,408,000	6,969,504
		214,986,601
Household Products - 0.1%
Colgate-Palmolive Co 3.25% 8/15/2032	2,000,000	1,915,762
Kimberly-Clark Corp 1.05% 9/15/2027	16,774,000	16,138,344
Kimberly-Clark Corp 3.1% 3/26/2030	3,346,000	3,241,959
Kimberly-Clark Corp 3.2% 7/30/2046	1,986,000	1,459,326
Kimberly-Clark Corp 3.95% 11/1/2028	6,766,000	6,802,729
Kimberly-Clark Corp 6.625% 8/1/2037	1,200,000	1,396,211
Procter & Gamble Co/The 1.95% 4/23/2031 (e)	14,500,000	13,249,188
Procter & Gamble Co/The 2.3% 2/1/2032 (e)	2,000,000	1,845,556
Procter & Gamble Co/The 2.85% 8/11/2027 (e)	3,575,000	3,543,786
Procter & Gamble Co/The 3% 3/25/2030	9,868,000	9,598,578
Procter & Gamble Co/The 4.35% 11/3/2035	6,500,000	6,491,614
Procter & Gamble Co/The 5.55% 3/5/2037	2,000,000	2,192,102
		67,875,155
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The 1.95% 3/15/2031 (e)	13,533,000	12,217,665
Estee Lauder Cos Inc/The 5% 2/14/2034 (e)	2,600,000	2,685,377
Estee Lauder Cos Inc/The 5.15% 5/15/2053 (e)	4,000,000	3,746,691
Kenvue Inc 4.9% 3/22/2033	6,173,000	6,376,601
Kenvue Inc 5.05% 3/22/2028	5,583,000	5,716,519
Kenvue Inc 5.05% 3/22/2053 (e)	6,173,000	5,756,853
		36,499,706
Tobacco - 0.2%
Altria Group Inc 3.4% 2/4/2041	10,000,000	7,842,374
Altria Group Inc 3.875% 9/16/2046	7,944,000	6,115,030
Altria Group Inc 4.25% 8/9/2042	7,768,000	6,594,247
Altria Group Inc 4.8% 2/14/2029	10,541,000	10,769,777
Altria Group Inc 5.8% 2/14/2039	7,428,000	7,745,428
Altria Group Inc 5.95% 2/14/2049	8,261,000	8,370,197
Philip Morris International Inc 3.875% 10/27/2028	8,000,000	8,017,331
Philip Morris International Inc 3.875% 8/21/2042	3,833,000	3,217,395
Philip Morris International Inc 4.125% 3/4/2043 (e)	7,944,000	6,885,988
Philip Morris International Inc 4.625% 10/29/2035	6,000,000	5,947,767
Philip Morris International Inc 4.625% 11/1/2029 (e)	5,360,000	5,484,924
Philip Morris International Inc 4.875% 11/15/2043	4,766,000	4,464,586
Philip Morris International Inc 4.875% 2/15/2028	6,100,000	6,219,416
Philip Morris International Inc 4.9% 11/1/2034	5,660,000	5,785,676
Philip Morris International Inc 5.125% 11/17/2027	8,330,000	8,504,898
Philip Morris International Inc 5.375% 2/15/2033	6,430,000	6,789,449
Philip Morris International Inc 5.75% 11/17/2032	5,880,000	6,342,237
Philip Morris International Inc 6.375% 5/16/2038	1,152,000	1,295,472
		116,392,192
TOTAL CONSUMER STAPLES		835,539,945
Energy - 1.4%
Energy Equipment & Services - 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047 (e)	19,106,000	15,526,366
Baker Hughes Holdings LLC 5.125% 9/15/2040	1,589,000	1,579,860
Halliburton Co 2.92% 3/1/2030	7,656,000	7,334,315
Halliburton Co 4.85% 11/15/2035	9,000,000	8,998,576
Halliburton Co 5% 11/15/2045 (e)	5,989,000	5,504,114
Halliburton Co 7.45% 9/15/2039	1,192,000	1,439,506
		40,382,737
Oil, Gas & Consumable Fuels - 1.4%
APA Corp 6.1% 2/15/2035	6,200,000	6,492,847
Boardwalk Pipelines LP 3.4% 2/15/2031	2,000,000	1,910,826
BP Capital Markets PLC 3.279% 9/19/2027	10,121,000	10,064,424
Cheniere Energy Inc 5.65% 4/15/2034	4,400,000	4,626,856
Cheniere Energy Partners LP 5.75% 8/15/2034	11,150,000	11,782,459
Chevron Corp 1.995% 5/11/2027	4,949,000	4,857,423
Chevron Corp 2.236% 5/11/2030	5,916,000	5,543,675
Chevron Corp 2.978% 5/11/2040	4,949,000	3,932,908
Chevron Corp 3.078% 5/11/2050	5,916,000	4,146,365
Chevron USA Inc 4.2% 10/15/2049	3,480,000	2,992,330
Chevron USA Inc 4.95% 8/15/2047	10,963,000	10,650,493
ConocoPhillips 6.5% 2/1/2039	5,981,000	6,826,090
ConocoPhillips Co 4.7% 1/15/2030	9,380,000	9,608,476
ConocoPhillips Co 5% 1/15/2035 (e)	6,290,000	6,472,857
ConocoPhillips Co 5.05% 9/15/2033	9,450,000	9,836,705
ConocoPhillips Co 5.5% 1/15/2055	6,540,000	6,422,424
ConocoPhillips Co 5.55% 3/15/2054	9,450,000	9,321,880
ConocoPhillips Co 5.95% 3/15/2046 (e)	4,766,000	5,029,823
DCP Midstream Operating LP 3.25% 2/15/2032	1,000,000	931,179
DCP Midstream Operating LP 8.125% 8/16/2030	2,000,000	2,326,340
Devon Energy Corp 5% 6/15/2045	13,220,000	12,036,107
Devon Energy Corp 5.6% 7/15/2041	2,283,000	2,286,229
Diamondback Energy Inc 5.15% 1/30/2030	3,200,000	3,319,618
Diamondback Energy Inc 5.55% 4/1/2035	5,200,000	5,441,157
Diamondback Energy Inc 5.75% 4/18/2054	1,000,000	975,989
Diamondback Energy Inc 5.9% 4/18/2064	7,900,000	7,750,146
Diamondback Energy Inc 6.25% 3/15/2033	11,200,000	12,249,143
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	9,666,000	7,247,301
Energy Transfer LP 3.75% 5/15/2030	13,291,000	13,074,290
Energy Transfer LP 3.9% 7/15/2026	5,974,000	5,966,236
Energy Transfer LP 4.95% 6/15/2028	7,490,000	7,639,661
Energy Transfer LP 5% 5/15/2050	14,074,000	12,029,271
Energy Transfer LP 5.15% 3/15/2045	6,356,000	5,748,215
Energy Transfer LP 5.2% 4/1/2030 (e)	6,700,000	6,967,526
Energy Transfer LP 5.3% 4/1/2044	4,607,000	4,298,371
Energy Transfer LP 5.35% 1/15/2036	3,200,000	3,253,428
Energy Transfer LP 5.4% 10/1/2047	4,369,000	4,031,562
Energy Transfer LP 5.7% 4/1/2035	5,000,000	5,252,583
Energy Transfer LP 5.8% 6/15/2038	6,960,000	7,231,541
Energy Transfer LP 6% 6/15/2048	15,589,000	15,375,482
Energy Transfer LP 6.25% 4/15/2049	2,315,000	2,340,520
Enterprise Products Operating LLC 3.3% 2/15/2053	3,026,000	2,063,349
Enterprise Products Operating LLC 3.95% 2/15/2027	20,557,000	20,566,295
Enterprise Products Operating LLC 4.2% 1/31/2050	4,727,000	3,883,068
Enterprise Products Operating LLC 4.25% 2/15/2048	15,839,000	13,204,205
Enterprise Products Operating LLC 4.6% 1/15/2031	3,000,000	3,067,230
Enterprise Products Operating LLC 4.8% 2/1/2049	5,834,000	5,245,855
Enterprise Products Operating LLC 4.85% 3/15/2044	3,972,000	3,705,973
Enterprise Products Operating LLC 4.85% 8/15/2042	1,986,000	1,873,614
Enterprise Products Operating LLC 4.9% 5/15/2046	3,400,000	3,145,927
Enterprise Products Operating LLC 4.95% 2/15/2035	2,230,000	2,284,271
Enterprise Products Operating LLC 5.2% 1/15/2036	3,500,000	3,608,351
Enterprise Products Operating LLC 5.35% 1/31/2033	7,800,000	8,244,945
Enterprise Products Operating LLC 5.55% 2/16/2055	2,230,000	2,206,886
Enterprise Products Operating LLC 5.7% 2/15/2042	1,589,000	1,649,209
Enterprise Products Operating LLC 7.55% 4/15/2038	1,589,000	1,942,134
EOG Resources Inc 5% 7/15/2032	4,150,000	4,307,158
EOG Resources Inc 5.35% 1/15/2036	4,800,000	4,988,351
EOG Resources Inc 5.65% 12/1/2054	3,760,000	3,761,148
EQT Corp 5.7% 4/1/2028	6,471,000	6,690,549
Exxon Mobil Corp 3.452% 4/15/2051	4,616,000	3,383,882
Exxon Mobil Corp 3.482% 3/19/2030	19,333,000	19,070,916
Exxon Mobil Corp 3.567% 3/6/2045 (e)	5,282,000	4,241,328
Exxon Mobil Corp 4.227% 3/19/2040 (e)	20,900,000	19,492,846
Hess Corp 5.6% 2/15/2041	2,701,000	2,841,417
Hess Corp 5.8% 4/1/2047	3,383,000	3,547,818
Hess Corp 6% 1/15/2040	2,000,000	2,191,765
Hess Corp 7.875% 10/1/2029	3,300,000	3,738,709
HF Sinclair Corp 5.5% 9/1/2032	4,800,000	4,908,135
Kinder Morgan Energy Partners LP 4.7% 11/1/2042	3,019,000	2,747,204
Kinder Morgan Energy Partners LP 5% 3/1/2043	795,000	741,196
Kinder Morgan Energy Partners LP 5.5% 3/1/2044 (e)	5,558,000	5,450,267
Kinder Morgan Energy Partners LP 5.625% 9/1/2041	795,000	799,743
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	2,383,000	2,646,270
Kinder Morgan Inc 4.3% 3/1/2028	7,919,000	7,981,675
Kinder Morgan Inc 4.8% 2/1/2033	2,000,000	2,035,937
Kinder Morgan Inc 5.2% 3/1/2048	6,974,000	6,524,151
Kinder Morgan Inc 5.2% 6/1/2033 (e)	5,970,000	6,229,786
Kinder Morgan Inc 5.3% 12/1/2034	6,792,000	7,046,288
Kinder Morgan Inc 5.55% 6/1/2045	12,933,000	12,787,303
Marathon Petroleum Corp 4.5% 4/1/2048	4,630,000	3,815,446
Marathon Petroleum Corp 5.15% 3/1/2030	5,260,000	5,451,755
Marathon Petroleum Corp 5.7% 3/1/2035 (e)	8,240,000	8,679,333
Marathon Petroleum Corp 6.5% 3/1/2041	795,000	870,269
MPLX LP 4.125% 3/1/2027	7,506,000	7,510,473
MPLX LP 4.7% 4/15/2048	15,489,000	13,064,423
MPLX LP 4.8% 2/15/2029	7,300,000	7,441,194
MPLX LP 4.8% 2/15/2031	9,720,000	9,922,818
MPLX LP 5.2% 3/1/2047	4,861,000	4,430,410
MPLX LP 5.4% 9/15/2035	11,970,000	12,223,767
MPLX LP 5.5% 2/15/2049	6,892,000	6,451,648
Occidental Petroleum Corp 6.6% 3/15/2046	19,100,000	20,291,993
Occidental Petroleum Corp 6.625% 9/1/2030	2,000,000	2,164,452
ONEOK Inc 3.1% 3/15/2030	2,000,000	1,916,744
ONEOK Inc 3.4% 9/1/2029	1,300,000	1,271,184
ONEOK Inc 4.25% 9/15/2046	4,369,000	3,481,961
ONEOK Inc 4.25% 9/24/2027	1,000,000	1,004,783
ONEOK Inc 4.35% 3/15/2029	2,000,000	2,013,609
ONEOK Inc 4.4% 10/15/2029	7,600,000	7,664,172
ONEOK Inc 4.45% 9/1/2049	4,640,000	3,828,876
ONEOK Inc 4.5% 3/15/2050	1,100,000	908,036
ONEOK Inc 4.75% 10/15/2031	6,060,000	6,146,974
ONEOK Inc 4.95% 10/15/2032	4,000,000	4,069,535
ONEOK Inc 4.95% 7/13/2047	4,647,000	4,123,726
ONEOK Inc 5.05% 11/1/2034	2,470,000	2,479,006
ONEOK Inc 5.2% 7/15/2048 (e)	2,399,000	2,187,341
ONEOK Inc 5.65% 11/1/2028	3,550,000	3,693,604
ONEOK Inc 5.7% 11/1/2054	2,470,000	2,327,333
ONEOK Inc 5.85% 11/1/2064	6,300,000	5,977,788
ONEOK Inc 6.1% 11/15/2032	8,780,000	9,477,613
ONEOK Inc 6.625% 9/1/2053	6,710,000	7,111,601
Ovintiv Inc 6.5% 2/1/2038	7,055,000	7,622,789
Phillips 66 3.9% 3/15/2028	2,000,000	1,997,732
Phillips 66 4.65% 11/15/2034	2,000,000	1,985,951
Phillips 66 4.875% 11/15/2044	795,000	716,443
Phillips 66 5.875% 5/1/2042	7,547,000	7,762,002
Phillips 66 Co 4.95% 3/15/2035	7,530,000	7,621,629
Phillips 66 Co 5.25% 6/15/2031	4,000,000	4,187,979
Phillips 66 Co 5.5% 3/15/2055	4,340,000	4,112,604
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	1,000,000	980,674
Plains All American Pipeline LP / PAA Finance Corp 4.9% 2/15/2045	1,509,000	1,347,121
Plains All American Pipeline LP / PAA Finance Corp 5.6% 1/15/2036	9,975,000	10,226,164
Plains All American Pipeline LP / PAA Finance Corp 6.65% 1/15/2037	4,220,000	4,666,505
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	15,000,000	15,167,315
Shell Finance US Inc 2.375% 11/7/2029	26,293,000	25,014,095
Shell Finance US Inc 3.125% 11/7/2049 (f)	11,116,000	7,710,407
Shell Finance US Inc 3.875% 11/13/2028 (f)	6,766,000	6,806,227
Shell Finance US Inc 4% 5/10/2046	3,177,000	2,627,704
Shell Finance US Inc 4.375% 5/11/2045	10,565,000	9,252,188
Shell Finance US Inc 4.75% 1/6/2036	8,000,000	8,061,650
Shell Finance US Inc 6.375% 12/15/2038 (f)	5,337,000	6,053,903
Spectra Energy Partners LP 3.375% 10/15/2026	12,956,000	12,905,234
Targa Resources Corp 4.35% 1/15/2029	2,000,000	2,016,284
Targa Resources Corp 4.35% 4/15/2031	6,000,000	6,000,482
Targa Resources Corp 4.9% 9/15/2030	4,070,000	4,179,624
Targa Resources Corp 4.95% 4/15/2052	6,000,000	5,199,789
Targa Resources Corp 5.4% 7/30/2036	4,650,000	4,735,843
Targa Resources Corp 6.125% 3/15/2033	9,100,000	9,845,678
Targa Resources Corp 6.125% 5/15/2055 (e)	3,640,000	3,681,385
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4% 1/15/2032	2,000,000	1,940,480
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031	2,000,000	2,025,587
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5% 1/15/2028	1,300,000	1,300,730
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.5% 3/1/2030	2,000,000	2,036,134
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	4,640,000	4,489,697
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050	4,640,000	3,652,338
Transcontinental Gas Pipe Line Co LLC 4.45% 8/1/2042	6,157,000	5,510,381
Transcontinental Gas Pipe Line Co LLC 4.6% 3/15/2048	3,177,000	2,779,989
Transcontinental Gas Pipe Line Co LLC 5.75% 3/15/2056 (f)	2,280,000	2,294,911
Valero Energy Corp 4% 4/1/2029	7,408,000	7,409,326
Valero Energy Corp 4% 6/1/2052	5,100,000	3,859,141
Valero Energy Corp 6.625% 6/15/2037 (e)	7,605,000	8,552,944
Western Gas Partners LP 4.05% 2/1/2030 (g)	10,100,000	9,977,201
Western Gas Partners LP 5.45% 11/15/2034	12,000,000	12,207,294
Western Gas Partners LP 5.5% 12/15/2035 (e)	5,000,000	5,043,105
Williams Cos Inc/The 3.75% 6/15/2027	18,557,000	18,516,164
Williams Cos Inc/The 4.625% 6/30/2030	8,600,000	8,748,248
Williams Cos Inc/The 4.85% 3/1/2048	6,697,000	5,932,113
Williams Cos Inc/The 5.3% 9/30/2035	10,000,000	10,268,098
Williams Cos Inc/The 5.4% 3/2/2026	3,600,000	3,600,000
Williams Cos Inc/The 5.6% 3/15/2035	1,000,000	1,050,922
Williams Cos Inc/The 5.65% 3/15/2033	9,810,000	10,380,616
Williams Cos Inc/The 5.75% 6/24/2044	1,509,000	1,529,778
Williams Cos Inc/The 5.95% 3/15/2056	2,400,000	2,436,467
		973,164,842
TOTAL ENERGY		1,013,547,579
Financials - 6.4%
Banks - 2.7%
Bank of America Corp 1.658% 3/11/2027 (d)	15,408,000	15,399,328
Bank of America Corp 1.734% 7/22/2027 (d)	19,987,000	19,807,577
Bank of America Corp 2.087% 6/14/2029 (d)	4,543,000	4,353,844
Bank of America Corp 2.299% 7/21/2032 (d)	7,772,000	7,011,834
Bank of America Corp 2.482% 9/21/2036 (d)	7,000,000	6,193,997
Bank of America Corp 2.651% 3/11/2032 (d)	14,674,000	13,605,237
Bank of America Corp 2.676% 6/19/2041 (d)	18,560,000	13,795,041
Bank of America Corp 2.687% 4/22/2032 (d)	7,115,000	6,587,932
Bank of America Corp 2.831% 10/24/2051 (d)	7,984,000	5,145,244
Bank of America Corp 2.972% 7/21/2052 (d)	7,772,000	5,137,711
Bank of America Corp 3.194% 7/23/2030 (d)	38,178,000	37,131,558
Bank of America Corp 3.248% 10/21/2027 (e)	2,979,000	2,956,324
Bank of America Corp 3.311% 4/22/2042 (d)	15,200,000	12,121,818
Bank of America Corp 3.419% 12/20/2028 (d)	24,064,000	23,815,129
Bank of America Corp 3.593% 7/21/2028 (d)	8,818,000	8,766,413
Bank of America Corp 3.705% 4/24/2028 (d)	6,991,000	6,968,668
Bank of America Corp 3.824% 1/20/2028 (d)	17,200,000	17,178,267
Bank of America Corp 3.846% 3/8/2037 (d)	4,603,000	4,356,217
Bank of America Corp 3.97% 3/5/2029 (d)	17,399,000	17,386,492
Bank of America Corp 3.974% 2/7/2030 (d)	11,231,000	11,221,014
Bank of America Corp 4.083% 3/20/2051 (d)	5,027,000	4,077,380
Bank of America Corp 4.183% 11/25/2027	12,307,000	12,317,299
Bank of America Corp 4.244% 4/24/2038 (d)	2,000,000	1,874,980
Bank of America Corp 4.25% 10/22/2026	3,177,000	3,181,833
Bank of America Corp 4.271% 7/23/2029 (d)	14,306,000	14,386,911
Bank of America Corp 4.33% 3/15/2050 (d)	10,398,000	8,825,577
Bank of America Corp 4.443% 1/20/2048 (d)	12,114,000	10,633,093
Bank of America Corp 4.45% 3/3/2026	10,327,000	10,327,104
Bank of America Corp 4.456% 2/6/2032 (d)	2,600,000	2,619,460
Bank of America Corp 4.623% 5/9/2029 (d)	6,000,000	6,085,159
Bank of America Corp 4.948% 7/22/2028 (d)	5,000,000	5,062,768
Bank of America Corp 5% 1/21/2044 (e)	4,265,000	4,151,990
Bank of America Corp 5.015% 7/22/2033 (d)	8,900,000	9,161,514
Bank of America Corp 5.288% 4/25/2034 (d)	6,160,000	6,393,121
Bank of America Corp 5.425% 8/15/2035 (d)	3,410,000	3,493,254
Bank of America Corp 5.464% 5/9/2036 (d)	18,000,000	18,854,641
Bank of America Corp 5.511% 1/24/2036 (d)	19,750,000	20,729,442
Bank of America Corp 5.518% 10/25/2035 (d)	2,100,000	2,155,060
Bank of America Corp 5.744% 2/12/2036 (d)(e)	12,060,000	12,604,078
Bank of America Corp 5.872% 9/15/2034 (d)	1,240,000	1,331,325
Bank of America Corp 5.875% 2/7/2042 (e)	2,610,000	2,799,215
Bank of America Corp 6.11% 1/29/2037 (e)	6,621,000	7,149,422
Bank of America Corp 6.204% 11/10/2028 (d)	7,700,000	7,973,892
Bank of America Corp 7.75% 5/14/2038	3,317,000	4,068,508
Citibank NA 4.914% 5/29/2030	37,000,000	38,221,008
Citigroup Inc 2.561% 5/1/2032 (d)	11,986,000	10,971,243
Citigroup Inc 2.904% 11/3/2042 (d)	9,400,000	7,008,075
Citigroup Inc 3.52% 10/27/2028 (d)	18,312,000	18,172,448
Citigroup Inc 3.668% 7/24/2028 (d)	32,410,000	32,256,475
Citigroup Inc 3.785% 3/17/2033 (d)	7,100,000	6,832,139
Citigroup Inc 3.887% 1/10/2028 (d)	3,575,000	3,570,038
Citigroup Inc 3.98% 3/20/2030 (d)	28,276,000	28,179,929
Citigroup Inc 4.125% 7/25/2028	17,365,000	17,387,319
Citigroup Inc 4.412% 3/31/2031 (d)	7,733,000	7,773,308
Citigroup Inc 4.45% 9/29/2027 (e)	28,129,000	28,298,837
Citigroup Inc 4.503% 9/11/2031 (d)(e)	15,000,000	15,114,504
Citigroup Inc 4.643% 5/7/2028 (d)	5,500,000	5,538,271
Citigroup Inc 4.65% 7/23/2048	11,261,000	10,053,050
Citigroup Inc 4.75% 5/18/2046	9,151,000	8,153,283
Citigroup Inc 5.3% 5/6/2044	1,589,000	1,542,672
Citigroup Inc 5.316% 3/26/2041 (d)	3,000,000	3,010,567
Citigroup Inc 5.333% 3/27/2036 (d)	12,800,000	13,194,466
Citigroup Inc 5.411% 9/19/2039 (d)	17,720,000	17,847,073
Citigroup Inc 5.449% 6/11/2035 (d)	12,600,000	13,141,203
Citigroup Inc 5.875% 1/30/2042	4,328,000	4,580,330
Citigroup Inc 8.125% 7/15/2039	6,356,000	8,169,164
Citizens Financial Group Inc 2.638% 9/30/2032	3,302,000	2,903,636
Citizens Financial Group Inc 5.253% 3/5/2031 (d)	6,360,000	6,560,737
Citizens Financial Group Inc 5.299% 1/29/2036 (d)	1,000,000	1,013,756
Citizens Financial Group Inc 5.718% 7/23/2032 (d)	5,800,000	6,109,952
Fifth Third Bancorp 2.55% 5/5/2027	11,793,000	11,612,928
Fifth Third Bancorp 4.566% 4/29/2032 (d)	6,000,000	6,035,550
Fifth Third Bancorp 4.772% 7/28/2030 (d)	6,100,000	6,202,205
Fifth Third Bancorp 5.141% 1/29/2037 (d)	1,000,000	1,003,081
Fifth Third Bancorp 8.25% 3/1/2038	3,651,000	4,520,551
Fifth Third Bank OH 5.332% 8/25/2033 (d)(e)	1,500,000	1,543,781
Fifth Third Financial Corp 3.8% 7/22/2026	2,899,000	2,890,577
First Citizens BancShares Inc/NC 6.254% 3/12/2040 (d)	2,250,000	2,291,317
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (d)	1,850,000	1,634,236
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (d)	3,100,000	3,120,311
Huntington Bancshares Inc/OH 4.623% 1/28/2032 (d)	6,000,000	6,056,954
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (d)	10,000,000	10,351,956
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (d)	7,490,000	7,866,245
Huntington National Bank/The 4.552% 5/17/2028 (d)	10,000,000	10,072,438
JPMorgan Chase & Co 1.47% 9/22/2027 (d)	23,779,000	23,444,349
JPMorgan Chase & Co 1.953% 2/4/2032 (d)	12,760,000	11,452,459
JPMorgan Chase & Co 2.522% 4/22/2031 (d)	9,521,000	8,933,913
JPMorgan Chase & Co 2.545% 11/8/2032 (d)	18,588,000	16,929,319
JPMorgan Chase & Co 2.95% 10/1/2026	20,041,000	19,934,613
JPMorgan Chase & Co 2.956% 5/13/2031 (d)	9,908,000	9,428,146
JPMorgan Chase & Co 3.109% 4/22/2051 (d)	11,841,000	8,139,571
JPMorgan Chase & Co 3.3% 4/1/2026	7,149,000	7,145,569
JPMorgan Chase & Co 3.328% 4/22/2052 (d)	5,000,000	3,571,564
JPMorgan Chase & Co 3.509% 1/23/2029 (d)	25,133,000	24,918,760
JPMorgan Chase & Co 3.54% 5/1/2028 (d)	13,504,000	13,429,466
JPMorgan Chase & Co 3.882% 7/24/2038 (d)	13,575,000	12,295,990
JPMorgan Chase & Co 3.964% 11/15/2048 (d)	7,466,000	6,092,411
JPMorgan Chase & Co 4.005% 4/23/2029 (d)(e)	16,311,000	16,309,939
JPMorgan Chase & Co 4.125% 12/15/2026	4,667,000	4,673,156
JPMorgan Chase & Co 4.203% 7/23/2029 (d)	34,701,000	34,851,205
JPMorgan Chase & Co 4.347% 1/22/2032 (d)	3,400,000	3,417,457
JPMorgan Chase & Co 4.452% 12/5/2029 (d)	9,705,000	9,808,236
JPMorgan Chase & Co 4.586% 4/26/2033 (d)	9,454,000	9,553,134
JPMorgan Chase & Co 4.603% 10/22/2030 (d)	14,550,000	14,818,963
JPMorgan Chase & Co 4.81% 10/22/2036 (d)	14,000,000	13,973,511
JPMorgan Chase & Co 4.85% 2/1/2044 (e)	3,972,000	3,810,812
JPMorgan Chase & Co 4.898% 1/22/2037 (d)	8,700,000	8,752,121
JPMorgan Chase & Co 4.912% 7/25/2033 (d)	20,900,000	21,429,096
JPMorgan Chase & Co 4.946% 10/22/2035 (d)	9,883,000	10,036,476
JPMorgan Chase & Co 4.95% 6/1/2045 (e)	7,581,000	7,200,975
JPMorgan Chase & Co 4.995% 7/22/2030 (d)	6,050,000	6,232,283
JPMorgan Chase & Co 5.012% 1/23/2030 (d)	12,500,000	12,841,761
JPMorgan Chase & Co 5.103% 4/22/2031 (d)	8,690,000	9,012,117
JPMorgan Chase & Co 5.294% 7/22/2035 (d)	5,350,000	5,555,587
JPMorgan Chase & Co 5.336% 1/23/2035 (d)	15,000,000	15,633,288
JPMorgan Chase & Co 5.35% 6/1/2034 (d)	8,400,000	8,790,812
JPMorgan Chase & Co 5.5% 10/15/2040	4,528,000	4,781,890
JPMorgan Chase & Co 5.502% 1/24/2036 (d)	7,500,000	7,888,860
JPMorgan Chase & Co 5.534% 11/29/2045 (d)	9,000,000	9,197,428
JPMorgan Chase & Co 5.572% 4/22/2036 (d)	23,700,000	25,061,750
JPMorgan Chase & Co 5.576% 7/23/2036 (d)	6,400,000	6,655,976
JPMorgan Chase & Co 5.6% 7/15/2041	1,192,000	1,246,246
JPMorgan Chase & Co 5.625% 8/16/2043	3,972,000	4,105,952
JPMorgan Chase & Co 6.4% 5/15/2038	10,000,000	11,368,360
Keybank National Association 3.4% 5/20/2026 (e)	4,289,000	4,282,030
KeyCorp 4.789% 6/1/2033 (d)	7,300,000	7,336,883
KeyCorp 5.121% 4/4/2031 (d)(e)	3,830,000	3,929,048
KeyCorp 5.305% 1/28/2037 (d)	1,325,000	1,336,727
M&T Bank Corp 5.053% 1/27/2034 (d)	5,000,000	5,079,592
M&T Bank Corp 5.179% 7/8/2031 (d)	6,400,000	6,609,488
Morgan Stanley Private Bank NA 4.213% 2/8/2030 (d)	4,500,000	4,521,402
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (d)	5,700,000	5,735,083
Morgan Stanley Private Bank NA 4.466% 7/6/2028 (d)	20,000,000	20,130,600
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (d)	7,000,000	7,128,076
PNC Financial Services Group Inc/The 1.15% 8/13/2026	10,008,000	9,888,039
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (d)	5,000,000	4,988,217
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (d)	14,050,000	14,365,470
PNC Financial Services Group Inc/The 4.899% 5/13/2031 (d)	4,000,000	4,108,542
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (d)	3,520,000	3,660,944
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (d)	11,710,000	12,006,200
PNC Financial Services Group Inc/The 5.373% 7/21/2036 (d)	8,100,000	8,397,915
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (d)	2,100,000	2,210,187
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (d)	9,650,000	10,002,314
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (d)	4,700,000	4,988,353
PNC Financial Services Group Inc/The 5.939% 8/18/2034 (d)	10,750,000	11,614,843
Regions Financial Corp 5.502% 9/6/2035 (d)(e)	4,200,000	4,353,316
Santander Holdings USA Inc 2.49% 1/6/2028 (d)	2,000,000	1,971,170
Santander Holdings USA Inc 4.4% 7/13/2027	4,600,000	4,611,762
Santander Holdings USA Inc 5.741% 3/20/2031 (d)	2,830,000	2,947,404
Santander Holdings USA Inc 6.342% 5/31/2035 (d)(e)	5,250,000	5,654,532
Santander Holdings USA Inc 6.565% 6/12/2029 (d)(e)	2,900,000	3,030,443
Truist Bank 4.144% 1/27/2029 (d)	7,200,000	7,217,083
Truist Financial Corp 1.267% 3/2/2027 (d)	26,042,000	26,042,000
Truist Financial Corp 4.597% 1/27/2032 (d)	3,800,000	3,840,203
Truist Financial Corp 4.916% 7/28/2033 (d)	4,850,000	4,895,662
Truist Financial Corp 4.964% 10/23/2036 (d)	3,500,000	3,495,000
Truist Financial Corp 5.122% 1/26/2034 (d)	7,900,000	8,103,069
Truist Financial Corp 5.153% 8/5/2032 (d)	3,000,000	3,116,081
Truist Financial Corp 5.711% 1/24/2035 (d)	4,420,000	4,689,813
Truist Financial Corp 5.867% 6/8/2034 (d)	3,770,000	4,033,326
US Bancorp 1.375% 7/22/2030	9,666,000	8,651,221
US Bancorp 2.677% 1/27/2033 (d)	6,900,000	6,283,329
US Bancorp 3% 7/30/2029	8,603,000	8,352,779
US Bancorp 3.1% 4/27/2026	7,149,000	7,139,881
US Bancorp 4.481% 1/26/2032 (d)	2,800,000	2,831,017
US Bancorp 4.653% 2/1/2029 (d)	11,310,000	11,454,228
US Bancorp 4.839% 2/1/2034 (d)	12,000,000	12,176,846
US Bancorp 5.033% 1/26/2037 (d)	7,300,000	7,378,508
US Bancorp 5.046% 2/12/2031 (d)	4,820,000	4,979,379
US Bancorp 5.1% 7/23/2030 (d)(e)	4,100,000	4,242,859
US Bancorp 5.424% 2/12/2036 (d)(e)	4,250,000	4,459,451
US Bancorp 5.775% 6/12/2029 (d)	8,900,000	9,255,965
Wells Fargo & Co 2.572% 2/11/2031 (d)(e)	18,666,000	17,568,366
Wells Fargo & Co 3% 10/23/2026	16,149,000	16,052,726
Wells Fargo & Co 3.068% 4/30/2041 (d)	14,113,000	11,017,807
Wells Fargo & Co 3.35% 3/2/2033 (d)	4,543,000	4,266,178
Wells Fargo & Co 3.526% 3/24/2028 (d)	5,000,000	4,974,158
Wells Fargo & Co 3.584% 5/22/2028 (d)	8,313,000	8,269,051
Wells Fargo & Co 3.9% 5/1/2045	3,781,000	3,094,856
Wells Fargo & Co 4.182% 1/23/2030 (d)	3,400,000	3,412,048
Wells Fargo & Co 4.4% 6/14/2046	5,672,000	4,775,862
Wells Fargo & Co 4.611% 4/25/2053 (d)	6,390,000	5,509,541
Wells Fargo & Co 4.75% 12/7/2046	12,709,000	11,255,830
Wells Fargo & Co 4.808% 7/25/2028 (d)	16,500,000	16,681,142
Wells Fargo & Co 4.892% 9/15/2036 (d)	3,000,000	3,008,722
Wells Fargo & Co 4.897% 7/25/2033 (d)	19,800,000	20,191,895
Wells Fargo & Co 4.9% 11/17/2045	7,663,000	6,920,216
Wells Fargo & Co 4.96% 1/23/2037 (d)	3,400,000	3,412,929
Wells Fargo & Co 5.013% 4/4/2051 (d)	4,814,000	4,404,066
Wells Fargo & Co 5.15% 4/23/2031 (d)	10,580,000	10,952,786
Wells Fargo & Co 5.198% 1/23/2030 (d)	8,500,000	8,763,023
Wells Fargo & Co 5.244% 1/24/2031 (d)	10,000,000	10,374,692
Wells Fargo & Co 5.375% 11/2/2043	5,336,000	5,206,869
Wells Fargo & Co 5.389% 4/24/2034 (d)	25,070,000	26,125,566
Wells Fargo & Co 5.433% 1/23/2047 (d)	3,400,000	3,366,086
Wells Fargo & Co 5.499% 1/23/2035 (d)	9,000,000	9,427,556
Wells Fargo & Co 5.557% 7/25/2034 (d)	9,000,000	9,470,448
Wells Fargo & Co 5.574% 7/25/2029 (d)(e)	12,000,000	12,414,627
Wells Fargo & Co 5.605% 4/23/2036 (d)	10,900,000	11,463,854
Wells Fargo & Co 5.606% 1/15/2044	9,040,000	9,010,890
		1,851,643,875
Capital Markets - 1.7%
Ameriprise Financial Inc 5.15% 5/15/2033	2,900,000	3,011,591
Apollo Debt Solutions BDC 6.55% 3/15/2032	5,950,000	6,080,347
Ares Capital Corp 2.15% 7/15/2026	20,441,000	20,250,114
Ares Capital Corp 5.100% 1/15/2031	2,500,000	2,439,805
Ares Capital Corp 5.25% 4/12/2031	1,650,000	1,618,030
Ares Capital Corp 5.5% 9/1/2030	4,000,000	3,960,350
Ares Capital Corp 5.8% 3/8/2032 (e)	2,800,000	2,787,293
Ares Capital Corp 5.95% 7/15/2029	7,200,000	7,364,100
Ares Strategic Income Fund 4.85% 1/15/2029 (f)	2,600,000	2,559,361
Ares Strategic Income Fund 5.55% 4/15/2031 (e)(f)	3,900,000	3,829,736
Ares Strategic Income Fund 5.6% 2/15/2030	9,760,000	9,646,395
Ares Strategic Income Fund 6.2% 3/21/2032 (e)	2,600,000	2,611,879
Bank of New York Mellon Corp/The 1.8% 7/28/2031	16,619,000	14,797,941
Bank of New York Mellon Corp/The 2.8% 5/4/2026	4,472,000	4,463,566
Bank of New York Mellon Corp/The 4.543% 2/1/2029 (d)	7,200,000	7,284,332
Bank of New York Mellon Corp/The 4.942% 2/11/2031 (d)	14,090,000	14,537,496
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (d)	9,000,000	9,263,452
Bank of New York Mellon Corp/The 5.188% 3/14/2035 (d)(e)	9,740,000	10,132,423
Bank of New York Mellon Corp/The 5.316% 6/6/2036 (d)	4,000,000	4,175,940
BlackRock Funding Inc 4.6% 7/26/2027	4,530,000	4,586,324
BlackRock Funding Inc 4.9% 1/8/2035 (e)	5,700,000	5,872,551
BlackRock Funding Inc 5.35% 1/8/2055	5,390,000	5,239,086
Blackrock Inc 2.1% 2/25/2032 (e)	11,503,000	10,261,085
Blackstone Private Credit Fund 5.05% 9/10/2030	2,600,000	2,512,560
Blackstone Private Credit Fund 5.25% 4/1/2030	2,590,000	2,535,303
Blackstone Private Credit Fund 5.35% 3/12/2031	3,000,000	2,906,986
Blackstone Private Credit Fund 5.95% 7/16/2029	9,400,000	9,471,902
Blackstone Private Credit Fund 6% 1/29/2032	2,260,000	2,245,100
Blackstone Private Credit Fund 6% 11/22/2034 (e)	2,100,000	2,031,651
Blackstone Secured Lending Fund 5.3% 6/30/2030	2,200,000	2,161,715
Blackstone Secured Lending Fund 5.35% 4/13/2028 (e)	5,340,000	5,359,927
Blue Owl Capital Corp 2.875% 6/11/2028	6,800,000	6,346,993
Blue Owl Capital Corp 5.95% 3/15/2029 (e)	2,850,000	2,835,368
Charles Schwab Corp/The 2% 3/20/2028 (e)	16,771,000	16,201,670
Charles Schwab Corp/The 2.45% 3/3/2027 (e)	19,333,000	19,087,093
Charles Schwab Corp/The 2.9% 3/3/2032	7,200,000	6,664,313
Charles Schwab Corp/The 4.343% 11/14/2031 (d)	4,000,000	4,025,330
Charles Schwab Corp/The 4.914% 11/14/2036 (d)	3,000,000	3,000,900
Charles Schwab Corp/The 6.136% 8/24/2034 (d)	7,950,000	8,688,781
CME Group Inc 2.65% 3/15/2032	2,803,000	2,592,566
CME Group Inc 5.3% 9/15/2043	4,930,000	5,036,188
Franklin Resources Inc 1.6% 10/30/2030 (e)	2,000,000	1,798,405
GE Capital Funding LLC 4.4% 5/15/2030	5,000,000	5,033,192
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (d)	22,445,000	20,244,350
Goldman Sachs Group Inc/The 2.6% 2/7/2030	9,666,000	9,141,303
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (d)	24,562,000	22,557,495
Goldman Sachs Group Inc/The 2.65% 10/21/2032 (d)	12,566,000	11,443,579
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)	5,000,000	4,639,277
Goldman Sachs Group Inc/The 3.436% 2/24/2043 (d)	5,063,000	3,974,300
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (d)	14,113,000	14,046,763
Goldman Sachs Group Inc/The 3.85% 1/26/2027	24,021,000	24,012,337
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (d)	1,000,000	903,533
Goldman Sachs Group Inc/The 4.148% 1/21/2029 (d)	13,150,000	13,155,447
Goldman Sachs Group Inc/The 4.153% 10/21/2029 (d)	15,600,000	15,604,890
Goldman Sachs Group Inc/The 4.369% 10/21/2031 (d)	10,000,000	10,006,459
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (d)	5,770,000	5,372,648
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (d)	6,420,000	6,459,643
Goldman Sachs Group Inc/The 4.75% 10/21/2045	12,534,000	11,361,624
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (d)	9,600,000	9,690,661
Goldman Sachs Group Inc/The 4.939% 10/21/2036 (d)	7,700,000	7,672,614
Goldman Sachs Group Inc/The 5.049% 7/23/2030 (d)	20,500,000	21,030,663
Goldman Sachs Group Inc/The 5.065% 1/21/2037 (d)	17,500,000	17,623,087
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (d)	5,550,000	5,750,994
Goldman Sachs Group Inc/The 5.33% 7/23/2035 (d)	13,150,000	13,573,909
Goldman Sachs Group Inc/The 5.536% 1/28/2036 (d)	6,950,000	7,268,814
Goldman Sachs Group Inc/The 5.541% 1/21/2047 (d)	6,400,000	6,369,999
Goldman Sachs Group Inc/The 5.561% 11/19/2045 (d)	9,800,000	9,829,599
Goldman Sachs Group Inc/The 5.734% 1/28/2056 (d)(e)	8,650,000	8,757,265
Goldman Sachs Group Inc/The 5.95% 1/15/2027	11,915,000	12,109,949
Goldman Sachs Group Inc/The 6.25% 2/1/2041	5,900,000	6,452,832
Goldman Sachs Group Inc/The 6.75% 10/1/2037	20,049,000	22,520,816
Golub Capital BDC Inc 6% 7/15/2029 (e)	2,550,000	2,560,460
HPS Corporate Lending Fund 5.45% 11/15/2030 (f)	3,330,000	3,272,261
HPS Corporate Lending Fund 5.65% 4/2/2031 (f)	2,400,000	2,377,210
HPS Corporate Lending Fund 5.85% 6/5/2030 (f)	2,900,000	2,906,131
HPS Corporate Lending Fund 6.25% 9/30/2029 (e)	4,100,000	4,186,038
Intercontinental Exchange Inc 1.85% 9/15/2032	8,990,000	7,738,548
Intercontinental Exchange Inc 2.65% 9/15/2040	10,990,000	8,211,859
Intercontinental Exchange Inc 3.75% 9/21/2028	7,411,000	7,377,882
Intercontinental Exchange Inc 4% 9/15/2027	11,200,000	11,232,294
Intercontinental Exchange Inc 4.25% 9/21/2048	8,390,000	6,988,745
Intercontinental Exchange Inc 4.35% 6/15/2029	1,000,000	1,012,295
Intercontinental Exchange Inc 4.6% 3/15/2033	4,600,000	4,657,109
Intercontinental Exchange Inc 4.95% 6/15/2052 (e)	5,820,000	5,316,323
Intercontinental Exchange Inc 5.25% 6/15/2031	5,030,000	5,278,738
Jefferies Financial Group Inc 2.625% 10/15/2031	1,933,000	1,718,147
Jefferies Financial Group Inc 4.15% 1/23/2030 (e)	11,213,000	11,027,271
Jefferies Financial Group Inc 5.5% 2/15/2036	4,400,000	4,327,378
Jefferies Financial Group Inc 6.2% 4/14/2034	5,370,000	5,615,915
LPL Holdings Inc 5.15% 6/15/2030	4,110,000	4,194,065
LPL Holdings Inc 5.65% 3/15/2035	3,400,000	3,449,892
Moody's Corp 2% 8/19/2031 (e)	1,400,000	1,256,332
Moody's Corp 3.25% 1/15/2028	12,663,000	12,513,536
Moody's Corp 4.25% 8/8/2032	1,000,000	997,551
Moody's Corp 4.875% 12/17/2048	8,233,000	7,408,430
Morgan Stanley 1.512% 7/20/2027 (d)	7,810,000	7,737,517
Morgan Stanley 1.593% 5/4/2027 (d)	11,397,000	11,348,987
Morgan Stanley 2.239% 7/21/2032 (d)	21,895,000	19,633,166
Morgan Stanley 2.475% 1/21/2028 (d)	2,000,000	1,973,383
Morgan Stanley 2.484% 9/16/2036 (d)	1,600,000	1,416,556
Morgan Stanley 2.511% 10/20/2032 (d)	3,963,000	3,591,591
Morgan Stanley 3.125% 7/27/2026	4,448,000	4,433,139
Morgan Stanley 3.217% 4/22/2042 (d)	14,442,000	11,423,286
Morgan Stanley 3.591% 7/22/2028 (d)	47,701,000	47,406,493
Morgan Stanley 3.772% 1/24/2029 (d)	9,753,000	9,714,540
Morgan Stanley 3.95% 4/23/2027	27,155,000	27,143,832
Morgan Stanley 3.971% 7/22/2038 (d)	18,965,000	17,252,652
Morgan Stanley 4.133% 10/18/2029 (d)	10,000,000	10,015,498
Morgan Stanley 4.238% 1/9/2030 (d)	4,790,000	4,806,758
Morgan Stanley 4.3% 1/27/2045	1,589,000	1,386,137
Morgan Stanley 4.356% 10/22/2031 (d)	2,000,000	2,004,703
Morgan Stanley 4.375% 1/22/2047	8,818,000	7,671,673
Morgan Stanley 4.457% 4/22/2039 (d)	6,005,000	5,682,031
Morgan Stanley 4.493% 1/16/2032 (d)	4,790,000	4,817,776
Morgan Stanley 4.654% 10/18/2030 (d)	15,300,000	15,549,743
Morgan Stanley 4.892% 10/22/2036 (d)	13,000,000	12,933,280
Morgan Stanley 5.042% 7/19/2030 (d)	8,300,000	8,540,236
Morgan Stanley 5.073% 1/30/2037 (d)	14,500,000	14,623,601
Morgan Stanley 5.123% 2/1/2029 (d)	14,400,000	14,698,542
Morgan Stanley 5.192% 4/17/2031 (d)	4,340,000	4,495,866
Morgan Stanley 5.297% 4/20/2037 (d)	7,300,000	7,477,356
Morgan Stanley 5.32% 7/19/2035 (d)	8,400,000	8,697,782
Morgan Stanley 5.587% 1/18/2036 (d)	24,850,000	26,123,846
Morgan Stanley 5.597% 3/24/2051 (d)	10,295,000	10,443,105
Morgan Stanley 5.664% 4/17/2036 (d)	4,540,000	4,797,853
Morgan Stanley 5.948% 1/19/2038 (d)	8,870,000	9,346,632
Morgan Stanley 6.296% 10/18/2028 (d)	24,000,000	24,861,997
Morgan Stanley 6.375% 7/24/2042	2,303,000	2,574,590
Morgan Stanley 7.25% 4/1/2032 (e)	795,000	919,550
MSCI Inc 5.25% 9/1/2035 (e)	4,620,000	4,625,829
Nasdaq Inc 2.5% 12/21/2040	2,000,000	1,442,043
Nasdaq Inc 5.35% 6/28/2028	4,280,000	4,407,057
Nasdaq Inc 5.55% 2/15/2034 (e)	3,920,000	4,131,400
Nasdaq Inc 5.95% 8/15/2053 (e)	1,232,000	1,276,987
Nasdaq Inc 6.1% 6/28/2063	4,600,000	4,777,422
Northern Trust Corp 1.95% 5/1/2030	17,158,000	15,848,787
Raymond James Financial Inc 4.9% 9/11/2035 (e)	2,300,000	2,296,165
Raymond James Financial Inc 5.65% 9/11/2055	4,050,000	3,963,413
S&P Global Inc 2.9% 3/1/2032 (e)	34,219,000	31,827,478
S&P Global Inc 2.95% 1/22/2027	4,833,000	4,790,962
S&P Global Inc 4.8% 12/4/2035 (e)(f)	2,200,000	2,204,978
Sixth Street Specialty Lending Inc 5.625% 8/15/2030 (e)	2,700,000	2,682,883
State Street Corp 1.684% 11/18/2027 (d)	15,869,000	15,632,496
State Street Corp 2.65% 5/19/2026	5,997,000	5,981,533
State Street Corp 4.729% 2/28/2030	7,000,000	7,195,183
State Street Corp 4.784% 10/23/2036 (d)	2,000,000	1,998,641
State Street Corp 4.821% 1/26/2034 (d)	5,200,000	5,308,201
State Street Corp 4.834% 4/24/2030 (e)	4,760,000	4,903,419
State Street Corp 5.146% 2/28/2036 (d)	7,000,000	7,211,054
		1,212,558,028
Consumer Finance - 0.6%
Ally Financial Inc 2.2% 11/2/2028	11,270,000	10,726,974
Ally Financial Inc 6.184% 7/26/2035 (d)	6,930,000	7,153,335
Ally Financial Inc 6.848% 1/3/2030 (d)	2,900,000	3,070,104
Ally Financial Inc 6.992% 6/13/2029 (d)	2,870,000	3,023,002
Ally Financial Inc 8% 11/1/2031	2,000,000	2,269,794
American Express Co 4.05% 12/3/2042	5,541,000	4,834,537
American Express Co 4.351% 7/20/2029 (d)(e)	20,000,000	20,188,240
American Express Co 4.456% 2/10/2032 (d)	8,100,000	8,179,376
American Express Co 4.804% 10/24/2036 (d)	8,000,000	7,923,083
American Express Co 4.918% 7/20/2033 (d)(e)	2,000,000	2,048,743
American Express Co 5.282% 7/27/2029 (d)	12,000,000	12,363,263
American Express Co 5.284% 7/26/2035 (d)(e)	10,480,000	10,881,907
American Express Co 5.442% 1/30/2036 (d)	4,700,000	4,898,315
Capital One Financial Corp 2.359% 7/29/2032 (d)(e)	3,300,000	2,907,904
Capital One Financial Corp 3.75% 3/9/2027	28,095,000	28,058,906
Capital One Financial Corp 3.75% 7/28/2026	7,746,000	7,733,912
Capital One Financial Corp 3.8% 1/31/2028	10,327,000	10,297,660
Capital One Financial Corp 4.493% 9/11/2031 (d)	5,000,000	5,000,946
Capital One Financial Corp 4.722% 1/30/2032 (d)	8,825,000	8,885,631
Capital One Financial Corp 5.197% 9/11/2036 (d)	7,200,000	7,180,071
Capital One Financial Corp 5.247% 7/26/2030 (d)(e)	5,600,000	5,786,679
Capital One Financial Corp 5.817% 2/1/2034 (d)	3,450,000	3,640,446
Capital One Financial Corp 5.884% 7/26/2035 (d)	3,450,000	3,636,205
Capital One Financial Corp 6.051% 2/1/2035 (d)	6,850,000	7,277,374
Capital One Financial Corp 6.183% 1/30/2036 (d)	3,950,000	4,107,721
Capital One Financial Corp 6.377% 6/8/2034 (d)	3,470,000	3,761,947
Ford Motor Credit Co LLC 4.97% 4/6/2029	6,000,000	6,038,264
Ford Motor Credit Co LLC 5.73% 9/5/2030	4,500,000	4,627,620
Ford Motor Credit Co LLC 5.753% 4/6/2033 (e)	1,000,000	1,019,019
Ford Motor Credit Co LLC 5.85% 5/17/2027	9,000,000	9,147,485
Ford Motor Credit Co LLC 5.918% 3/20/2028 (e)	4,680,000	4,804,663
Ford Motor Credit Co LLC 6.125% 3/8/2034	5,000,000	5,168,687
Ford Motor Credit Co LLC 6.5% 2/7/2035 (e)	3,750,000	3,931,191
Ford Motor Credit Co LLC 6.798% 11/7/2028 (e)	10,510,000	11,077,812
Ford Motor Credit Co LLC 6.8% 5/12/2028 (e)	23,835,000	24,932,636
Ford Motor Credit Co LLC 7.122% 11/7/2033 (e)	11,340,000	12,391,759
John Deere Capital Corp 2.65% 6/10/2026	3,972,000	3,958,324
John Deere Capital Corp 2.8% 9/8/2027 (e)	5,561,000	5,491,878
John Deere Capital Corp 3.45% 3/7/2029	15,887,000	15,752,189
John Deere Capital Corp 4.375% 10/15/2030	17,000,000	17,299,649
John Deere Capital Corp 4.75% 1/20/2028 (e)	5,000,000	5,106,372
John Deere Capital Corp 5.05% 6/12/2034	6,740,000	7,022,829
Synchrony Financial 3.7% 8/4/2026	3,752,000	3,744,225
Synchrony Financial 5.15% 3/19/2029	21,635,000	21,985,895
Toyota Motor Credit Corp 1.15% 8/13/2027 (e)	16,723,000	16,149,870
Toyota Motor Credit Corp 1.9% 1/13/2027	8,796,000	8,657,739
Toyota Motor Credit Corp 3.05% 3/22/2027	11,570,000	11,498,761
Toyota Motor Credit Corp 4.2% 1/10/2031	2,200,000	2,216,425
Toyota Motor Credit Corp 4.45% 6/29/2029	2,000,000	2,038,393
Toyota Motor Credit Corp 4.55% 8/9/2029	17,190,000	17,575,084
Toyota Motor Credit Corp 4.6% 10/10/2031	4,270,000	4,368,763
Toyota Motor Credit Corp 4.65% 9/3/2032 (e)	2,500,000	2,552,330
Toyota Motor Credit Corp 4.8% 1/11/2036	3,000,000	3,026,820
		427,420,757
Financial Services - 0.7%
Aon Corp / Aon Global Holdings PLC 2.6% 12/2/2031	15,853,000	14,443,016
Apollo Global Management Inc 5.15% 8/12/2035	11,300,000	11,194,571
Berkshire Hathaway Inc 4.5% 2/11/2043 (e)	1,589,000	1,494,967
Blackstone Reg Finance Co LLC 4.3% 11/3/2030	2,000,000	1,995,641
Blackstone Reg Finance Co LLC 4.95% 2/15/2036 (e)	3,000,000	2,972,304
Blue Owl Credit Income Corp 5.8% 3/15/2030	6,935,000	6,785,159
Blue Owl Credit Income Corp 6.6% 9/15/2029	6,921,000	6,986,332
BP Capital Markets America Inc 2.721% 1/12/2032	28,999,000	26,821,989
BP Capital Markets America Inc 3% 2/24/2050	11,116,000	7,434,373
BP Capital Markets America Inc 3.017% 1/16/2027	7,547,000	7,496,091
BP Capital Markets America Inc 3.06% 6/17/2041	6,766,000	5,266,486
BP Capital Markets America Inc 4.812% 2/13/2033 (e)	5,950,000	6,098,743
BP Capital Markets America Inc 5.017% 11/17/2027	4,820,000	4,918,065
BP Capital Markets America Inc 5.227% 11/17/2034	7,410,000	7,756,349
CNH Industrial Capital LLC 4.375% 3/7/2031	4,000,000	3,997,391
CNH Industrial Capital LLC 4.75% 3/21/2028	5,320,000	5,390,990
Corebridge Financial Inc 3.9% 4/5/2032	4,549,000	4,320,057
Corebridge Financial Inc 4.35% 4/5/2042	4,800,000	4,088,505
Corebridge Financial Inc 6.875% 12/15/2052 (d)	5,300,000	5,415,430
CRH SMW Finance DAC 5.125% 1/9/2030	5,700,000	5,899,610
DH Europe Finance II Sarl 2.6% 11/15/2029	7,675,000	7,323,342
DH Europe Finance II Sarl 3.4% 11/15/2049	8,313,000	6,055,947
Equitable Holdings Inc 4.35% 4/20/2028	2,162,000	2,172,863
Equitable Holdings Inc 5% 4/20/2048	2,000,000	1,773,825
Equitable Holdings Inc 5.594% 1/11/2033 (e)	2,700,000	2,812,485
Equitable Holdings Inc 6.7% 3/28/2055 (d)	1,500,000	1,563,780
Fidelity National Information Services Inc 1.15% 3/1/2026	16,937,000	16,937,000
Fidelity National Information Services Inc 2.25% 3/1/2031 (e)	16,065,000	14,478,716
Fiserv Inc 3.5% 7/1/2029	8,797,000	8,545,306
Fiserv Inc 4.4% 7/1/2049 (e)	14,614,000	11,563,920
Fiserv Inc 4.55% 2/15/2031	4,450,000	4,435,985
Fiserv Inc 5.25% 8/11/2035	2,000,000	2,000,831
Global Payments Inc 1.2% 3/1/2026	23,465,000	23,465,001
Global Payments Inc 2.15% 1/15/2027	10,000,000	9,839,982
Global Payments Inc 2.9% 5/15/2030	2,000,000	1,861,661
Global Payments Inc 4.45% 6/1/2028	2,000,000	2,005,012
Global Payments Inc 4.875% 11/15/2030	5,000,000	4,994,137
Global Payments Inc 5.2% 11/15/2032	8,000,000	8,047,134
Global Payments Inc 5.95% 8/15/2052 (e)	5,500,000	5,240,464
Goldman Sachs Private Credit Corp 5.875% 5/6/2028 (e)(f)	2,730,000	2,761,068
HA Sustainable Infrastructure Capital Inc 6.75% 7/15/2035	4,690,000	4,938,584
Jackson Financial Inc 5.17% 6/8/2027 (e)	9,500,000	9,615,530
Mastercard Inc 3.3% 3/26/2027	5,744,000	5,718,788
Mastercard Inc 3.35% 3/26/2030	7,992,000	7,854,091
Mastercard Inc 3.8% 11/21/2046	3,019,000	2,447,410
Mastercard Inc 3.85% 3/26/2050	14,152,000	11,257,235
National Rural Utilities Cooperative Finance Corp 4.15% 12/15/2032	14,810,000	14,611,088
National Rural Utilities Cooperative Finance Corp 5.8% 1/15/2033 (e)	5,500,000	5,947,602
PayPal Holdings Inc 2.3% 6/1/2030	12,566,000	11,738,162
PayPal Holdings Inc 4.4% 6/1/2032 (e)	10,000,000	10,012,106
PayPal Holdings Inc 5.1% 4/1/2035 (e)	8,900,000	9,012,477
Sixth Street Lending Partners 6.125% 7/15/2030 (e)	1,900,000	1,923,680
Sixth Street Lending Partners 6.5% 3/11/2029	3,790,000	3,913,683
Visa Inc 1.1% 2/15/2031 (e)	16,240,000	14,282,144
Visa Inc 1.9% 4/15/2027	11,387,000	11,168,229
Visa Inc 2.05% 4/15/2030	16,761,000	15,664,422
Visa Inc 2.7% 4/15/2040	9,473,000	7,407,686
Visa Inc 2.75% 9/15/2027	9,468,000	9,346,582
Visa Inc 4.3% 12/14/2045	5,275,000	4,674,425
Visa Inc 4.7% 2/12/2036	5,500,000	5,558,591
Voya Financial Inc 3.65% 6/15/2026	12,542,000	12,529,163
Voya Financial Inc 5.7% 7/15/2043	2,979,000	2,944,943
		461,221,149
Insurance - 0.7%
AFLAC Inc 3.6% 4/1/2030	4,833,000	4,760,114
AFLAC Inc 4% 10/15/2046	3,003,000	2,433,191
Allstate Corp/The 1.45% 12/15/2030	3,300,000	2,910,818
Allstate Corp/The 3.28% 12/15/2026	3,750,000	3,733,832
Allstate Corp/The 4.2% 12/15/2046 (e)	10,005,000	8,275,014
American International Group Inc 3.875% 1/15/2035	2,145,000	2,014,035
American International Group Inc 4.375% 6/30/2050	4,543,000	3,800,408
American International Group Inc 4.5% 7/16/2044	7,050,000	6,237,134
American International Group Inc 4.75% 4/1/2048	7,808,000	7,010,517
Aon Corp 3.75% 5/2/2029	1,800,000	1,784,337
Aon Global Ltd 4.6% 6/14/2044	1,271,000	1,116,243
Aon Global Ltd 4.75% 5/15/2045	4,671,000	4,144,572
Aon North America Inc 5.45% 3/1/2034	5,950,000	6,207,937
Aon North America Inc 5.75% 3/1/2054	6,200,000	6,136,767
Arthur J Gallagher & Co 3.5% 5/20/2051	1,200,000	833,667
Arthur J Gallagher & Co 4.85% 12/15/2029 (e)	4,910,000	5,030,395
Arthur J Gallagher & Co 5.15% 2/15/2035	11,140,000	11,292,465
Arthur J Gallagher & Co 5.55% 2/15/2055 (e)	4,949,000	4,735,174
Arthur J Gallagher & Co 5.75% 3/2/2053	4,060,000	3,947,392
Assurant Inc 4.9% 3/27/2028 (e)	3,900,000	3,949,036
Athene Holding Ltd 3.5% 1/15/2031 (e)	5,413,000	5,108,788
Athene Holding Ltd 3.95% 5/25/2051	2,000,000	1,369,363
Athene Holding Ltd 4.125% 1/12/2028	2,000,000	1,993,178
Athene Holding Ltd 5.875% 1/15/2034 (e)	9,850,000	10,025,117
Athene Holding Ltd 6.625% 10/15/2054 (d)	2,940,000	2,825,600
Athene Holding Ltd 6.625% 5/19/2055 (e)	1,750,000	1,712,395
Baylor Scott & White Holdings 2.839% 11/15/2050	14,016,000	9,214,176
Baylor Scott & White Holdings 3.967% 11/15/2046	1,986,000	1,662,190
Berkshire Hathaway Fin Corp 1.45% 10/15/2030 (e)	7,588,000	6,844,116
Berkshire Hathaway Fin Corp 2.85% 10/15/2050	10,633,000	6,885,093
Berkshire Hathaway Fin Corp 2.875% 3/15/2032 (e)	2,000,000	1,885,912
Berkshire Hathaway Fin Corp 3.85% 3/15/2052	3,660,000	2,844,471
Berkshire Hathaway Fin Corp 4.2% 8/15/2048	9,429,000	7,947,072
Berkshire Hathaway Fin Corp 5.75% 1/15/2040	11,222,000	12,321,008
Brighthouse Financial Inc 3.85% 12/22/2051	7,600,000	4,422,467
Brown & Brown Inc 4.2% 3/17/2032	6,283,000	6,057,158
Brown & Brown Inc 4.7% 6/23/2028	4,630,000	4,673,784
Brown & Brown Inc 5.55% 6/23/2035	3,080,000	3,142,393
Brown & Brown Inc 6.25% 6/23/2055 (e)	3,750,000	3,829,728
Chubb INA Holdings LLC 1.375% 9/15/2030	21,411,000	19,095,776
Chubb INA Holdings LLC 4.35% 11/3/2045	3,177,000	2,800,794
Chubb INA Holdings LLC 4.9% 8/15/2035	7,700,000	7,804,055
Chubb INA Holdings LLC 5% 3/15/2034	3,100,000	3,190,872
Chubb INA Holdings LLC 6.5% 5/15/2038 (e)	2,788,000	3,189,619
CNA Financial Corp 5.2% 8/15/2035	1,400,000	1,408,375
CNA Financial Corp 5.5% 6/15/2033	3,100,000	3,234,728
First American Financial Corp 5.45% 9/30/2034	3,050,000	3,069,520
Hartford Insurance Group Inc/The 2.8% 8/19/2029	5,649,000	5,435,047
Hartford Insurance Group Inc/The 3.6% 8/19/2049	6,760,000	5,038,419
Hartford Insurance Group Inc/The 4.4% 3/15/2048	7,713,000	6,608,073
Lincoln National Corp 3.625% 12/12/2026	4,766,000	4,748,781
Lincoln National Corp 5.35% 11/15/2035 (e)	6,600,000	6,443,650
Markel Group Inc 3.35% 9/17/2029	4,833,000	4,701,974
Markel Group Inc 3.5% 11/1/2027	4,000,000	3,962,544
Markel Group Inc 6% 5/16/2054	5,200,000	5,294,602
Marsh & McLennan Cos Inc 4.2% 3/1/2048	3,868,000	3,169,711
Marsh & McLennan Cos Inc 4.35% 1/30/2047	2,224,000	1,876,757
Marsh & McLennan Cos Inc 4.375% 3/15/2029	6,116,000	6,179,624
Marsh & McLennan Cos Inc 4.65% 3/15/2030	4,930,000	5,028,347
Marsh & McLennan Cos Inc 4.85% 11/15/2031	5,430,000	5,586,708
Marsh & McLennan Cos Inc 4.9% 3/15/2049 (e)	7,388,000	6,707,181
Marsh & McLennan Cos Inc 4.95% 3/15/2036	4,500,000	4,540,007
Marsh & McLennan Cos Inc 5% 3/15/2035	5,500,000	5,599,373
Marsh & McLennan Cos Inc 5.35% 11/15/2044	4,170,000	4,048,884
Marsh & McLennan Cos Inc 5.4% 3/15/2055	5,520,000	5,289,405
MetLife Inc 4.125% 8/13/2042	6,959,000	5,912,891
MetLife Inc 4.55% 3/23/2030 (e)	8,990,000	9,195,895
MetLife Inc 4.6% 5/13/2046	3,589,000	3,186,318
MetLife Inc 4.721% 12/15/2044 (d)	3,972,000	3,572,251
MetLife Inc 5.25% 1/15/2054	3,650,000	3,428,948
MetLife Inc 5.375% 7/15/2033	5,845,000	6,161,689
MetLife Inc 5.875% 2/6/2041	2,059,000	2,163,695
MetLife Inc 6.35% 3/15/2055 (d)	593,000	615,922
MetLife Inc 6.375% 6/15/2034 (e)	2,000,000	2,230,994
MetLife Inc 6.4% 12/15/2066 (d)	6,050,000	6,330,061
Principal Financial Group Inc 4.3% 11/15/2046	6,356,000	5,352,227
Principal Financial Group Inc 5.375% 3/15/2033	1,200,000	1,253,328
Progressive Corp/The 2.45% 1/15/2027	3,765,000	3,722,247
Progressive Corp/The 2.5% 3/15/2027	7,346,000	7,251,724
Progressive Corp/The 3% 3/15/2032	13,862,000	12,864,470
Progressive Corp/The 4.2% 3/15/2048	4,398,000	3,659,544
Prudential Financial Inc 3.878% 3/27/2028	3,305,000	3,307,055
Prudential Financial Inc 3.905% 12/7/2047	437,000	336,785
Prudential Financial Inc 3.935% 12/7/2049	8,515,000	6,556,254
Prudential Financial Inc 4.35% 2/25/2050	9,924,000	8,114,384
Prudential Financial Inc 4.418% 3/27/2048	5,044,000	4,246,884
Prudential Financial Inc 5.125% 3/1/2052 (d)	3,335,000	3,277,311
Prudential Financial Inc 5.7% 12/14/2036	302,000	319,128
Prudential Financial Inc 6% 9/1/2052 (d)	7,060,000	7,295,190
Prudential Financial Inc 6.75% 3/1/2053 (d)	1,800,000	1,930,347
Reinsurance Group of America Inc 6.65% 9/15/2055 (d)	1,950,000	2,018,691
Selective Insurance Group Inc 5.9% 4/15/2035	982,000	1,036,332
Travelers Companies Inc/The 4.1% 3/4/2049	4,833,000	3,983,729
Travelers Companies Inc/The 4.3% 8/25/2045	1,159,000	998,885
Travelers Companies Inc/The 5.45% 5/25/2053	2,300,000	2,291,305
Travelers Companies Inc/The 5.7% 7/24/2055	2,000,000	2,056,531
Travelers Companies Inc/The 6.25% 6/15/2037	6,633,000	7,413,887
Travelers Companies Inc/The 6.75% 6/20/2036	4,500,000	5,191,530
Unum Group 6% 6/15/2054	4,580,000	4,514,740
Willis North America Inc 4.65% 6/15/2027	5,827,000	5,865,239
Willis North America Inc 5.15% 3/15/2036	2,000,000	1,999,171
Willis North America Inc 5.35% 5/15/2033	6,000,000	6,180,019
Willis North America Inc 5.9% 3/5/2054 (e)	3,000,000	2,969,390
		477,974,874
TOTAL FINANCIALS		4,430,818,683
Health Care - 2.8%
Biotechnology - 0.5%
AbbVie Inc 2.95% 11/21/2026	8,990,000	8,932,904
AbbVie Inc 3.2% 11/21/2029	15,370,000	15,013,106
AbbVie Inc 4.05% 11/21/2039	8,990,000	8,137,611
AbbVie Inc 4.25% 11/14/2028 (e)	6,585,000	6,666,127
AbbVie Inc 4.25% 11/21/2049	14,886,000	12,524,697
AbbVie Inc 4.3% 5/14/2036	4,972,000	4,822,681
AbbVie Inc 4.4% 11/6/2042	3,793,000	3,442,059
AbbVie Inc 4.45% 5/14/2046	5,561,000	4,924,580
AbbVie Inc 4.5% 5/14/2035	10,000,000	9,906,227
AbbVie Inc 4.55% 3/15/2035	5,282,000	5,258,903
AbbVie Inc 4.7% 5/14/2045	10,467,000	9,610,544
AbbVie Inc 4.75% 3/15/2045	5,028,000	4,656,931
AbbVie Inc 4.8% 3/15/2029	6,500,000	6,678,074
AbbVie Inc 4.875% 11/14/2048	4,630,000	4,278,156
AbbVie Inc 5.05% 3/15/2034	9,930,000	10,309,045
AbbVie Inc 5.4% 3/15/2054	6,500,000	6,383,529
AbbVie Inc 5.55% 3/15/2056	7,500,000	7,546,247
Amgen Inc 1.65% 8/15/2028	15,418,000	14,654,930
Amgen Inc 2.3% 2/25/2031	16,400,000	15,074,438
Amgen Inc 2.6% 8/19/2026	8,340,000	8,290,885
Amgen Inc 2.8% 8/15/2041	15,756,000	11,832,869
Amgen Inc 3.35% 2/22/2032	5,640,000	5,375,709
Amgen Inc 3.375% 2/21/2050	8,893,000	6,474,636
Amgen Inc 4.4% 5/1/2045	7,888,000	6,904,281
Amgen Inc 4.663% 6/15/2051	9,908,000	8,650,096
Amgen Inc 4.85% 2/19/2036	2,000,000	2,010,818
Amgen Inc 4.875% 3/1/2053	8,280,000	7,400,019
Amgen Inc 5.15% 3/2/2028	12,880,000	13,190,166
Amgen Inc 5.25% 3/2/2033	10,530,000	11,025,696
Amgen Inc 5.6% 3/2/2043	10,000,000	10,220,287
Amgen Inc 5.65% 3/2/2053 (e)	11,643,000	11,622,257
Biogen Inc 2.25% 5/1/2030	1,600,000	1,484,139
Biogen Inc 6.45% 5/15/2055	8,050,000	8,636,439
Gilead Sciences Inc 1.65% 10/1/2030 (e)	11,928,000	10,783,785
Gilead Sciences Inc 2.8% 10/1/2050	11,832,000	7,604,684
Gilead Sciences Inc 3.65% 3/1/2026	4,909,000	4,909,342
Gilead Sciences Inc 4.15% 3/1/2047	9,882,000	8,316,750
Gilead Sciences Inc 4.75% 3/1/2046	8,737,000	8,002,918
Gilead Sciences Inc 4.8% 11/15/2029 (e)	4,900,000	5,050,601
Gilead Sciences Inc 5.5% 11/15/2054 (e)	5,680,000	5,661,385
Regeneron Pharmaceuticals Inc 1.75% 9/15/2030	2,000,000	1,802,725
		324,071,276
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 3.7% 3/9/2029 (b)	8,000,000	7,999,534
Abbott Laboratories 3.75% 11/30/2026	5,539,000	5,539,040
Abbott Laboratories 4% 3/15/2031 (b)	7,000,000	6,994,459
Abbott Laboratories 4.3% 3/15/2033 (b)	8,000,000	7,992,032
Abbott Laboratories 4.65% 3/15/2036 (b)	9,200,000	9,202,773
Abbott Laboratories 4.75% 11/30/2036	11,975,000	12,093,877
Abbott Laboratories 4.9% 11/30/2046	8,261,000	7,829,421
Abbott Laboratories 5.5% 3/15/2056 (b)	14,500,000	14,549,850
Baxter International Inc 1.915% 2/1/2027	5,099,000	4,998,881
Baxter International Inc 2.539% 2/1/2032	12,914,000	11,297,143
Becton Dickinson & Co 2.823% 5/20/2030 (e)	6,989,000	6,647,448
Becton Dickinson & Co 3.7% 6/6/2027	22,048,000	21,969,096
Boston Scientific Corp 4% 3/1/2029	8,579,000	8,610,458
Boston Scientific Corp 4.7% 3/1/2049 (e)	13,845,000	12,759,294
GE HealthCare Technologies Inc 5.5% 6/15/2035	5,700,000	5,969,468
GE HealthCare Technologies Inc 5.65% 11/15/2027	5,180,000	5,322,279
GE HealthCare Technologies Inc 5.905% 11/22/2032	10,170,000	11,017,227
Medtronic Inc 4.625% 3/15/2045	10,267,000	9,525,493
Solventum Corp 5.6% 3/23/2034	16,050,000	16,781,004
Stryker Corp 1.95% 6/15/2030 (e)	7,395,000	6,793,204
Stryker Corp 2.9% 6/15/2050	7,395,000	4,916,336
Stryker Corp 4.25% 9/11/2029	4,400,000	4,453,800
Stryker Corp 4.625% 9/11/2034	2,000,000	2,007,303
Stryker Corp 4.85% 2/10/2030	4,880,000	5,031,299
Zimmer Biomet Holdings Inc 5.05% 2/19/2030 (e)	3,800,000	3,931,961
Zimmer Biomet Holdings Inc 5.5% 2/19/2035 (e)	4,000,000	4,186,167
		218,418,847
Health Care Providers & Services - 1.2%
Allina Health System 3.887% 4/15/2049	5,269,000	4,138,188
Ascension Health 4.078% 11/15/2028	2,727,000	2,749,936
Ascension Health 4.294% 11/15/2030	3,182,000	3,215,729
Ascension Health 4.923% 11/15/2035	10,894,000	11,099,580
Banner Health 2.907% 1/1/2042	1,305,000	995,462
Banner Health 2.913% 1/1/2051	10,923,000	7,194,984
Baptist Healthcare System Obligated Group 3.54% 8/15/2050	10,657,000	7,941,691
Cardinal Health Inc 4.368% 6/15/2047	11,033,000	9,350,026
Cencora Inc 4.85% 12/15/2029	5,700,000	5,865,042
Cencora Inc 4.9% 2/13/2036	9,000,000	9,063,181
Cencora Inc 5.15% 2/15/2035	5,500,000	5,689,243
Centene Corp 2.5% 3/1/2031	2,000,000	1,735,765
Centene Corp 2.625% 8/1/2031	14,500,000	12,562,427
Centene Corp 3.375% 2/15/2030	16,200,000	15,022,163
Children's Hospital Medical Center/Cincinnati OH 4.268% 5/15/2044	2,637,000	2,366,831
Children's Hospital of Philadelphia/The 2.704% 7/1/2050	8,032,000	5,197,396
Cigna Group/The 4.375% 10/15/2028	21,090,000	21,308,770
Cigna Group/The 4.5% 9/15/2030	3,690,000	3,740,269
Cigna Group/The 4.8% 7/15/2046	6,037,000	5,417,183
Cigna Group/The 4.8% 8/15/2038 (e)	18,723,000	18,150,510
Cigna Group/The 4.9% 12/15/2048	6,764,000	6,084,490
Cigna Group/The 5.25% 2/15/2034	5,000,000	5,186,962
Cigna Group/The 6% 1/15/2056 (e)	4,750,000	4,932,900
Cigna Group/The 6.125% 11/15/2041	2,383,000	2,549,237
CommonSpirit Health 3.91% 10/1/2050	15,300,000	11,751,496
CommonSpirit Health 4.35% 11/1/2042	1,589,000	1,419,026
CommonSpirit Health 4.352% 9/1/2030	2,485,000	2,496,022
CommonSpirit Health 4.975% 9/1/2035	776,000	780,042
CommonSpirit Health 5.205% 12/1/2031	6,000,000	6,255,014
CommonSpirit Health 5.662% 9/1/2055	406,000	407,248
Corewell Health Obligated Group 3.487% 7/15/2049	4,150,000	3,121,108
CVS Health Corp 3% 8/15/2026	13,153,000	13,094,373
CVS Health Corp 3.25% 8/15/2029	13,963,000	13,586,080
CVS Health Corp 4.3% 3/25/2028	18,985,000	19,096,498
CVS Health Corp 4.875% 7/20/2035	2,462,000	2,447,008
CVS Health Corp 5% 1/30/2029	19,800,000	20,321,637
CVS Health Corp 5.05% 3/25/2048	21,765,000	19,407,901
CVS Health Corp 5.125% 7/20/2045	6,997,000	6,403,366
CVS Health Corp 5.3% 12/5/2043	3,489,000	3,290,921
CVS Health Corp 5.3% 6/1/2033	15,530,000	16,100,728
CVS Health Corp 5.45% 9/15/2035	12,300,000	12,704,025
CVS Health Corp 5.625% 2/21/2053	3,100,000	2,950,637
CVS Health Corp 5.7% 6/1/2034	6,850,000	7,233,245
CVS Health Corp 6% 6/1/2063 (e)	3,900,000	3,826,250
CVS Health Corp 6.05% 6/1/2054 (e)	6,650,000	6,684,758
CVS Health Corp 6.2% 9/15/2055 (e)	2,040,000	2,091,222
Elevance Health Inc 2.55% 3/15/2031	1,100,000	1,014,090
Elevance Health Inc 3.125% 5/15/2050	6,766,000	4,504,040
Elevance Health Inc 3.65% 12/1/2027	27,589,000	27,481,160
Elevance Health Inc 4.1% 5/15/2032	9,100,000	8,936,212
Elevance Health Inc 4.375% 12/1/2047	8,311,000	6,953,256
Elevance Health Inc 4.55% 3/1/2048 (e)	3,741,000	3,233,299
Elevance Health Inc 4.625% 5/15/2042	2,065,000	1,879,117
Elevance Health Inc 4.65% 1/15/2043 (e)	1,589,000	1,436,142
Elevance Health Inc 4.75% 2/15/2030	1,000,000	1,023,822
Elevance Health Inc 4.75% 2/15/2033 (e)	10,000,000	10,120,187
Elevance Health Inc 5.2% 2/15/2035	1,000,000	1,028,197
Elevance Health Inc 5.7% 2/15/2055	7,340,000	7,218,835
Elevance Health Inc 5.7% 9/15/2055 (e)	5,300,000	5,237,048
Franciscan Missionaries of Our Lady Health System Inc 3.914% 7/1/2049	8,468,000	6,632,897
HCA Inc 3.5% 9/1/2030	6,500,000	6,296,971
HCA Inc 3.625% 3/15/2032	2,000,000	1,905,742
HCA Inc 4.125% 6/15/2029	11,900,000	11,911,674
HCA Inc 4.3% 11/15/2030	3,600,000	3,606,901
HCA Inc 4.375% 3/15/2042	10,000,000	8,683,335
HCA Inc 5.25% 3/1/2030	7,430,000	7,711,395
HCA Inc 5.25% 6/15/2049	18,865,000	17,295,004
HCA Inc 5.6% 4/1/2034	10,000,000	10,500,858
HCA Inc 5.7% 11/15/2055	2,600,000	2,503,196
HCA Inc 5.75% 3/1/2035 (e)	9,020,000	9,548,324
HCA Inc 6.2% 3/1/2055	7,440,000	7,642,450
Humana Inc 1.35% 2/3/2027	10,039,000	9,791,092
Humana Inc 2.15% 2/3/2032 (e)	11,863,000	10,354,034
Humana Inc 3.125% 8/15/2029 (e)	6,457,000	6,217,148
Humana Inc 4.95% 10/1/2044	1,986,000	1,729,996
Humana Inc 5.95% 3/15/2034	10,850,000	11,379,750
Humana Inc 6% 5/1/2055 (e)	3,260,000	3,140,904
Icon Investments Six DAC 5.849% 5/8/2029	3,056,000	3,129,136
Integris Baptist Medical Center Inc 3.875% 8/15/2050	9,083,000	6,895,683
Kaiser Foundation Hospitals 2.81% 6/1/2041	2,500,000	1,898,242
Kaiser Foundation Hospitals 3.002% 6/1/2051	1,500,000	1,015,328
Kaiser Foundation Hospitals 3.266% 11/1/2049	7,259,000	5,257,989
Kaiser Foundation Hospitals 4.15% 5/1/2047	5,204,000	4,448,017
Kaiser Foundation Hospitals 4.875% 4/1/2042	1,430,000	1,399,915
Mass General Brigham Inc 3.342% 7/1/2060	2,000,000	1,361,893
Mass General Brigham Inc 4.117% 7/1/2055	2,780,000	2,327,569
McKesson Corp 4.65% 5/30/2030	2,200,000	2,252,056
McKesson Corp 5.25% 5/30/2035	4,290,000	4,501,632
Memorial Sloan-Kettering Cancer Center 4.2% 7/1/2055	2,383,000	2,000,920
MyMichigan Health 3.409% 6/1/2050	3,730,000	2,688,154
New York and Presbyterian Hospital/The 4.024% 8/1/2045	2,780,000	2,367,707
New York and Presbyterian Hospital/The 4.063% 8/1/2056	2,089,000	1,699,811
Novant Health Inc 3.168% 11/1/2051	6,588,000	4,516,319
NYU Langone Hospitals 4.784% 7/1/2044	6,037,000	5,699,200
Orlando Health Obligated Group 3.327% 10/1/2050	6,016,000	4,496,352
PeaceHealth Obligated Group 4.335% 11/15/2028	780,000	785,464
PeaceHealth Obligated Group 4.855% 11/15/2032	1,100,000	1,123,845
Piedmont Healthcare Inc 2.719% 1/1/2042	1,208,000	882,025
Providence St Joseph Health Obligated Group 2.7% 10/1/2051	2,136,000	1,308,767
Providence St Joseph Health Obligated Group 5.369% 10/1/2032	7,860,000	8,234,131
Sabra Health Care LP 3.2% 12/1/2031	2,000,000	1,849,614
Sutter Health 3.361% 8/15/2050	14,596,000	10,587,529
Sutter Health 5.537% 8/15/2035	1,460,000	1,550,494
Trinity Health Corp 2.632% 12/1/2040	3,512,000	2,622,854
UnitedHealth Group Inc 2% 5/15/2030	2,900,000	2,674,740
UnitedHealth Group Inc 2.3% 5/15/2031	2,662,000	2,430,854
UnitedHealth Group Inc 2.9% 5/15/2050	6,273,000	4,060,832
UnitedHealth Group Inc 3.05% 5/15/2041	16,300,000	12,510,673
UnitedHealth Group Inc 3.25% 5/15/2051	3,045,000	2,085,199
UnitedHealth Group Inc 3.375% 4/15/2027	4,289,000	4,268,143
UnitedHealth Group Inc 3.7% 8/15/2049	8,334,000	6,243,779
UnitedHealth Group Inc 3.75% 10/15/2047	7,594,000	5,835,440
UnitedHealth Group Inc 3.85% 6/15/2028	9,222,000	9,229,514
UnitedHealth Group Inc 3.875% 12/15/2028	11,908,000	11,917,224
UnitedHealth Group Inc 3.875% 8/15/2059	9,958,000	7,228,963
UnitedHealth Group Inc 4.2% 1/15/2047	2,859,000	2,362,534
UnitedHealth Group Inc 4.375% 3/15/2042	9,373,000	8,349,134
UnitedHealth Group Inc 4.625% 7/15/2035 (e)	7,300,000	7,255,451
UnitedHealth Group Inc 4.65% 1/15/2031	6,500,000	6,643,914
UnitedHealth Group Inc 4.75% 7/15/2045	1,327,000	1,203,237
UnitedHealth Group Inc 4.95% 1/15/2032	23,450,000	24,205,196
UnitedHealth Group Inc 4.95% 5/15/2062	4,700,000	4,101,409
UnitedHealth Group Inc 5.15% 7/15/2034	7,200,000	7,440,226
UnitedHealth Group Inc 5.25% 2/15/2028	8,360,000	8,580,211
UnitedHealth Group Inc 5.35% 2/15/2033	7,610,000	7,989,757
UnitedHealth Group Inc 5.625% 7/15/2054	22,670,000	22,366,199
UnitedHealth Group Inc 5.8% 3/15/2036	1,000,000	1,073,256
UnitedHealth Group Inc 5.875% 2/15/2053	7,600,000	7,729,199
UnitedHealth Group Inc 6.625% 11/15/2037	2,000,000	2,274,885
UnitedHealth Group Inc 6.875% 2/15/2038	1,300,000	1,508,130
Universal Health Services Inc 2.65% 10/15/2030	4,000,000	3,681,836
West Virginia United Health System Obligated Group 3.129% 6/1/2050	4,940,000	3,278,877
		839,373,104
Life Sciences Tools & Services - 0.0%
Agilent Technologies Inc 4.2% 9/9/2027	3,810,000	3,826,929
Agilent Technologies Inc 4.75% 9/9/2034	3,550,000	3,584,859
Danaher Corp 4.375% 9/15/2045 (e)	1,883,000	1,664,444
Revvity Inc 2.25% 9/15/2031	5,519,000	4,910,757
Thermo Fisher Scientific Inc 2.6% 10/1/2029	12,965,000	12,418,841
Thermo Fisher Scientific Inc 4.794% 10/7/2035	6,300,000	6,356,711
Thermo Fisher Scientific Inc 4.902% 2/12/2036	8,000,000	8,138,708
Thermo Fisher Scientific Inc 5.086% 8/10/2033	2,820,000	2,943,461
Thermo Fisher Scientific Inc 5.3% 2/1/2044	4,622,000	4,610,739
		48,455,449
Pharmaceuticals - 0.8%
Bristol-Myers Squibb Co 3.25% 8/1/2042	2,224,000	1,740,812
Bristol-Myers Squibb Co 3.55% 3/15/2042	18,866,000	15,478,959
Bristol-Myers Squibb Co 4.125% 6/15/2039	3,769,000	3,464,461
Bristol-Myers Squibb Co 4.25% 10/26/2049	9,631,000	8,011,936
Bristol-Myers Squibb Co 4.35% 11/15/2047	5,317,000	4,554,390
Bristol-Myers Squibb Co 4.55% 2/20/2048	11,255,000	9,857,199
Bristol-Myers Squibb Co 5.2% 2/22/2034 (e)	24,270,000	25,402,367
Bristol-Myers Squibb Co 5.55% 2/22/2054	8,543,000	8,475,253
Eli Lilly & Co 2.25% 5/15/2050	17,138,000	10,035,558
Eli Lilly & Co 4% 10/15/2028	10,000,000	10,093,636
Eli Lilly & Co 4.2% 8/14/2029	6,460,000	6,548,922
Eli Lilly & Co 4.6% 8/14/2034	5,440,000	5,523,732
Eli Lilly & Co 4.75% 2/12/2030	3,250,000	3,358,393
Eli Lilly & Co 4.875% 2/27/2053	4,640,000	4,271,445
Eli Lilly & Co 4.9% 10/15/2035	14,500,000	14,849,656
Eli Lilly & Co 4.95% 2/27/2063	3,300,000	2,999,738
Eli Lilly & Co 5.05% 8/14/2054	7,780,000	7,360,375
Eli Lilly & Co 5.1% 2/12/2035	3,000,000	3,123,138
Eli Lilly & Co 5.5% 2/12/2055	2,820,000	2,840,779
Eli Lilly & Co 5.6% 2/12/2065	3,000,000	3,020,638
GlaxoSmithKline Capital Inc 6.375% 5/15/2038	5,734,000	6,538,243
Haleon US Capital LLC 3.375% 3/24/2027	14,422,000	14,352,208
Haleon US Capital LLC 3.625% 3/24/2032 (e)	14,451,000	13,923,861
Johnson & Johnson 2.1% 9/1/2040	7,409,000	5,346,173
Johnson & Johnson 2.45% 9/1/2060	7,409,000	4,147,138
Johnson & Johnson 3.4% 1/15/2038	7,411,000	6,608,679
Johnson & Johnson 3.5% 1/15/2048	4,766,000	3,732,288
Johnson & Johnson 3.625% 3/3/2037	3,177,000	2,927,820
Johnson & Johnson 4.375% 12/5/2033 (e)	2,600,000	2,648,039
Johnson & Johnson 4.5% 12/5/2043 (e)	5,262,000	4,988,663
Johnson & Johnson 4.5% 9/1/2040	1,800,000	1,754,787
Johnson & Johnson 4.85% 5/15/2041	3,383,000	3,404,193
Johnson & Johnson 4.9% 6/1/2031	5,000,000	5,242,781
Johnson & Johnson 5% 3/1/2035 (e)	2,000,000	2,105,431
Merck & Co Inc 2.35% 6/24/2040	10,000,000	7,335,219
Merck & Co Inc 2.45% 6/24/2050	4,418,000	2,661,581
Merck & Co Inc 3.6% 9/15/2042	1,589,000	1,309,729
Merck & Co Inc 3.7% 2/10/2045	5,084,000	4,111,016
Merck & Co Inc 3.850% 9/15/2027	15,230,000	15,305,895
Merck & Co Inc 3.9% 3/7/2039	11,666,000	10,611,375
Merck & Co Inc 4.05% 5/17/2028	7,500,000	7,559,617
Merck & Co Inc 4.15% 3/15/2031	17,000,000	17,115,747
Merck & Co Inc 4.5% 5/17/2033 (e)	11,325,000	11,541,363
Merck & Co Inc 5% 5/17/2053 (e)	11,000,000	10,235,133
Merck & Co Inc 5.55% 12/4/2055	9,200,000	9,225,509
Merck & Co Inc 5.700% 9/15/2055	2,900,000	2,965,820
Mylan Inc 5.2% 4/15/2048	2,383,000	1,984,381
Novartis Capital Corp 2.75% 8/14/2050	10,923,000	7,169,656
Novartis Capital Corp 3.1% 5/17/2027	4,679,000	4,652,679
Novartis Capital Corp 3.7% 9/21/2042	2,244,000	1,886,987
Novartis Capital Corp 3.9% 11/5/2028	10,800,000	10,854,562
Novartis Capital Corp 4% 11/20/2045 (e)	4,162,000	3,550,662
Novartis Capital Corp 4.1% 11/5/2030	6,200,000	6,240,870
Novartis Capital Corp 4.6% 11/5/2035	8,600,000	8,643,226
Pfizer Inc 2.55% 5/28/2040	7,297,000	5,476,115
Pfizer Inc 2.7% 5/28/2050	3,596,000	2,301,925
Pfizer Inc 3% 12/15/2026	5,321,000	5,293,219
Pfizer Inc 3.45% 3/15/2029	6,618,000	6,572,516
Pfizer Inc 3.9% 3/15/2039	5,004,000	4,507,829
Pfizer Inc 4% 12/15/2036 (e)	9,447,000	8,958,520
Pfizer Inc 4.1% 9/15/2038 (e)	2,000,000	1,856,568
Pfizer Inc 4.125% 12/15/2046	2,613,000	2,190,703
Pfizer Inc 4.2% 9/15/2048	6,196,000	5,214,557
Pfizer Inc 4.4% 5/15/2044	3,328,000	3,024,655
Pfizer Inc 4.875% 11/15/2035	5,000,000	5,094,220
Pfizer Inc 5.6% 11/15/2055 (e)	2,000,000	2,016,798
Pfizer Inc 7.2% 3/15/2039	4,289,000	5,181,212
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2028	20,080,000	20,375,577
Pfizer Investment Enterprises Pte Ltd 4.65% 5/19/2030	9,923,000	10,173,748
Pfizer Investment Enterprises Pte Ltd 4.75% 5/19/2033	6,140,000	6,267,662
Pfizer Investment Enterprises Pte Ltd 5.11% 5/19/2043	10,390,000	10,111,318
Pfizer Investment Enterprises Pte Ltd 5.34% 5/19/2063	17,600,000	16,516,855
Royalty Pharma PLC 3.35% 9/2/2051	8,800,000	5,953,411
Royalty Pharma PLC 4.450% 3/25/2031	9,600,000	9,660,427
Royalty Pharma PLC 5.200% 9/25/2035	1,920,000	1,951,197
Utah Acquisition Sub Inc 3.95% 6/15/2026	1,355,000	1,353,465
Utah Acquisition Sub Inc 5.25% 6/15/2046	2,622,000	2,208,948
Viatris Inc 2.7% 6/22/2030	12,760,000	11,782,158
Viatris Inc 4% 6/22/2050	8,750,000	5,992,395
Wyeth LLC 5.95% 4/1/2037	2,000,000	2,187,484
Zoetis Inc 3.95% 9/12/2047	1,589,000	1,311,618
Zoetis Inc 4.7% 2/1/2043	1,032,000	959,852
Zoetis Inc 5% 8/17/2035 (e)	7,600,000	7,752,789
		545,940,459
TOTAL HEALTH CARE		1,976,259,135
Industrials - 1.6%
Aerospace & Defense - 0.4%
Boeing Co 2.7% 2/1/2027	6,297,000	6,229,122
Boeing Co 2.95% 2/1/2030	8,056,000	7,726,390
Boeing Co 3.625% 3/1/2048	3,177,000	2,319,458
Boeing Co 3.65% 3/1/2047	2,192,000	1,630,908
Boeing Co 3.75% 2/1/2050	12,276,000	9,115,025
Boeing Co 5.15% 5/1/2030	9,666,000	10,011,459
Boeing Co 5.705% 5/1/2040	31,541,000	32,816,366
Boeing Co 5.805% 5/1/2050	14,268,000	14,325,644
Boeing Co 6.298% 5/1/2029	5,180,000	5,520,056
Boeing Co 6.528% 5/1/2034	5,200,000	5,830,119
Boeing Co 6.858% 5/1/2054	3,130,000	3,589,574
Boeing Co 6.875% 3/15/2039	2,622,000	2,996,082
GE Aerospace 3.625% 5/1/2030	9,492,000	9,273,237
GE Aerospace 4.9% 1/29/2036	9,000,000	9,231,836
GE Aerospace 6.875% 1/10/2039	119,000	141,486
General Dynamics Corp 3.75% 5/15/2028	7,466,000	7,488,677
General Dynamics Corp 4.25% 4/1/2050 (e)	3,867,000	3,353,488
General Dynamics Corp 4.95% 8/15/2035 (e)	4,440,000	4,591,960
Huntington Ingalls Industries Inc 4.2% 5/1/2030	2,000,000	1,996,170
L3Harris Technologies Inc 2.9% 12/15/2029	1,000,000	960,164
L3Harris Technologies Inc 5.05% 6/1/2029	9,560,000	9,863,784
L3Harris Technologies Inc 5.4% 7/31/2033	7,000,000	7,374,837
L3Harris Technologies Inc 5.5% 8/15/2054	3,950,000	3,922,493
Lockheed Martin Corp 4.09% 9/15/2052	12,077,000	9,793,547
Lockheed Martin Corp 4.7% 12/15/2031 (e)	7,790,000	8,074,816
Lockheed Martin Corp 5% 8/15/2035	2,500,000	2,583,616
Lockheed Martin Corp 5.2% 2/15/2055 (e)	8,200,000	7,895,607
Lockheed Martin Corp 5.25% 1/15/2033 (e)	10,000,000	10,644,666
Lockheed Martin Corp 5.7% 11/15/2054 (e)	5,000,000	5,164,628
Northrop Grumman Corp 3.25% 1/15/2028 (e)	6,673,000	6,603,656
Northrop Grumman Corp 3.85% 4/15/2045	1,489,000	1,215,701
Northrop Grumman Corp 4.03% 10/15/2047	14,958,000	12,271,176
Northrop Grumman Corp 4.4% 5/1/2030	5,000,000	5,074,633
Northrop Grumman Corp 4.75% 6/1/2043	3,177,000	2,986,145
Northrop Grumman Corp 5.2% 6/1/2054	3,000,000	2,863,380
RTX Corp 1.9% 9/1/2031	9,570,000	8,517,962
RTX Corp 3.75% 11/1/2046	5,929,000	4,701,606
RTX Corp 4.05% 5/4/2047	1,851,000	1,529,005
RTX Corp 4.125% 11/16/2028	11,685,000	11,755,681
RTX Corp 4.35% 4/15/2047	5,243,000	4,527,985
RTX Corp 4.45% 11/16/2038	12,715,000	12,126,754
RTX Corp 4.5% 6/1/2042	5,863,000	5,402,679
RTX Corp 4.625% 11/16/2048	10,491,000	9,344,901
RTX Corp 4.875% 10/15/2040	795,000	782,171
RTX Corp 5.15% 2/27/2033	9,600,000	10,046,488
RTX Corp 5.4% 5/1/2035	1,800,000	1,914,206
RTX Corp 5.7% 4/15/2040	1,589,000	1,691,907
RTX Corp 6.1% 3/15/2034	1,020,000	1,127,754
RTX Corp 6.4% 3/15/2054 (e)	2,000,000	2,234,929
		311,183,934
Air Freight & Logistics - 0.1%
FedEx Corp 2.4% 5/15/2031 (e)	6,900,000	6,343,968
FedEx Corp 3.1% 8/5/2029	5,027,000	4,880,920
FedEx Corp 4.05% 2/15/2048	2,900,000	2,300,405
FedEx Corp 4.4% 1/15/2047	6,356,000	5,129,588
FedEx Corp 4.55% 4/1/2046	1,192,000	996,903
FedEx Corp 4.95% 10/17/2048	6,273,000	5,746,203
FedEx Corp 5.25% 5/15/2050	3,383,000	3,249,707
United Parcel Service Inc 3.4% 11/15/2046	2,104,000	1,583,713
United Parcel Service Inc 3.625% 10/1/2042	1,100,000	905,537
United Parcel Service Inc 3.75% 11/15/2047	6,842,000	5,387,848
United Parcel Service Inc 4.25% 3/15/2049	3,190,000	2,671,605
United Parcel Service Inc 4.45% 4/1/2030 (e)	4,833,000	4,948,377
United Parcel Service Inc 5.25% 5/14/2035 (e)	5,220,000	5,486,053
United Parcel Service Inc 5.5% 5/22/2054	3,600,000	3,562,983
United Parcel Service Inc 5.95% 5/14/2055 (e)	4,300,000	4,515,642
United Parcel Service Inc 6.2% 1/15/2038	6,986,000	7,851,167
		65,560,619
Building Products - 0.1%
Carrier Global Corp 2.493% 2/15/2027	7,105,000	7,015,068
Carrier Global Corp 2.722% 2/15/2030	12,373,000	11,757,687
Carrier Global Corp 3.377% 4/5/2040	4,959,000	4,064,232
Carrier Global Corp 3.577% 4/5/2050	11,213,000	8,395,355
Johnson Controls International PLC / Tyco Fire & Security Finance SCA 4.9% 12/1/2032	11,850,000	12,187,708
Masco Corp 2% 2/15/2031 (e)	7,383,000	6,637,265
Masco Corp 3.125% 2/15/2051	3,735,000	2,515,708
Owens Corning 3.95% 8/15/2029	8,413,000	8,378,329
Owens Corning 5.95% 6/15/2054 (e)	4,330,000	4,482,622
Trane Technologies Holdco Inc 3.75% 8/21/2028	3,694,000	3,702,596
Trane Technologies Holdco Inc 4.3% 2/21/2048	3,948,000	3,428,375
		72,564,945
Commercial Services & Supplies - 0.1%
Republic Services Inc 1.45% 2/15/2031 (e)	17,786,000	15,700,168
Republic Services Inc 3.95% 5/15/2028	8,340,000	8,364,138
Republic Services Inc 5.2% 11/15/2034 (e)	4,520,000	4,731,535
Waste Management Inc 4.15% 7/15/2049	10,186,000	8,704,123
Waste Management Inc 4.65% 3/15/2030 (e)	2,700,000	2,771,380
Waste Management Inc 4.95% 3/15/2035	2,700,000	2,777,218
Waste Management Inc 4.95% 7/3/2027	1,920,000	1,949,466
Waste Management Inc 4.95% 7/3/2031	1,860,000	1,940,630
Waste Management Inc 5.35% 10/15/2054 (e)	2,700,000	2,673,089
		49,611,747
Electrical Equipment - 0.0%
Emerson Electric Co 1.95% 10/15/2030	3,200,000	2,932,953
Emerson Electric Co 5% 3/15/2035	5,000,000	5,172,658
		8,105,611
Ground Transportation - 0.3%
Burlington Northern Santa Fe LLC 3.05% 2/15/2051	3,499,000	2,347,895
Burlington Northern Santa Fe LLC 3.25% 6/15/2027	5,958,000	5,931,317
Burlington Northern Santa Fe LLC 3.55% 2/15/2050	4,833,000	3,609,824
Burlington Northern Santa Fe LLC 3.9% 8/1/2046	3,686,000	3,004,053
Burlington Northern Santa Fe LLC 4.05% 6/15/2048	13,373,000	11,011,199
Burlington Northern Santa Fe LLC 4.125% 6/15/2047	2,264,000	1,900,507
Burlington Northern Santa Fe LLC 4.15% 4/1/2045	1,350,000	1,152,900
Burlington Northern Santa Fe LLC 4.375% 9/1/2042	3,575,000	3,218,541
Burlington Northern Santa Fe LLC 4.45% 3/15/2043	2,000,000	1,808,769
Burlington Northern Santa Fe LLC 4.55% 9/1/2044	2,383,000	2,154,690
Burlington Northern Santa Fe LLC 4.9% 4/1/2044	3,177,000	3,026,097
Burlington Northern Santa Fe LLC 5.2% 4/15/2054	2,400,000	2,294,632
Burlington Northern Santa Fe LLC 5.55% 3/15/2056	1,800,000	1,806,430
Burlington Northern Santa Fe LLC 5.8% 3/15/2056	2,000,000	2,090,928
Burlington Northern Santa Fe LLC 6.15% 5/1/2037	2,000,000	2,242,975
CSX Corp 3.25% 6/1/2027	3,972,000	3,946,617
CSX Corp 3.8% 11/1/2046	4,544,000	3,626,933
CSX Corp 3.95% 5/1/2050	2,840,000	2,245,516
CSX Corp 4.1% 11/15/2032 (e)	13,500,000	13,453,833
CSX Corp 4.1% 3/15/2044	5,382,000	4,621,111
CSX Corp 4.5% 3/15/2049	10,963,000	9,514,886
CSX Corp 4.75% 11/15/2048	4,599,000	4,153,769
Norfolk Southern Corp 3% 3/15/2032	4,000,000	3,735,660
Norfolk Southern Corp 3.8% 8/1/2028 (e)	9,444,000	9,435,474
Norfolk Southern Corp 3.95% 10/1/2042	1,509,000	1,277,085
Norfolk Southern Corp 4.05% 8/15/2052	6,859,000	5,401,958
Norfolk Southern Corp 4.45% 3/1/2033	22,050,000	22,194,657
Norfolk Southern Corp 4.65% 1/15/2046	2,589,000	2,318,537
Norfolk Southern Corp 5.1% 5/1/2035	6,130,000	6,336,190
Ryder System Inc 4.85% 6/15/2030 (e)	10,230,000	10,503,486
Uber Technologies Inc 4.15% 1/15/2031	6,600,000	6,574,155
Uber Technologies Inc 4.3% 1/15/2030	2,980,000	2,996,646
Uber Technologies Inc 4.8% 9/15/2034	2,980,000	2,988,639
Uber Technologies Inc 4.8% 9/15/2035	5,240,000	5,216,058
Uber Technologies Inc 5.35% 9/15/2054 (e)	2,980,000	2,841,738
Union Pacific Corp 2.15% 2/5/2027	7,153,000	7,048,663
Union Pacific Corp 2.375% 5/20/2031 (e)	2,000,000	1,848,327
Union Pacific Corp 2.4% 2/5/2030	2,000,000	1,891,119
Union Pacific Corp 2.8% 2/14/2032 (e)	11,666,000	10,857,781
Union Pacific Corp 2.891% 4/6/2036	7,292,000	6,275,203
Union Pacific Corp 3% 4/15/2027 (e)	3,972,000	3,944,376
Union Pacific Corp 3.25% 2/5/2050	10,720,000	7,544,293
Union Pacific Corp 3.35% 8/15/2046	3,750,000	2,779,796
Union Pacific Corp 3.375% 2/14/2042	4,000,000	3,210,586
Union Pacific Corp 3.6% 9/15/2037	2,622,000	2,367,463
Union Pacific Corp 3.799% 10/1/2051	2,224,000	1,707,205
Union Pacific Corp 3.839% 3/20/2060	11,170,000	8,254,668
Union Pacific Corp 3.95% 9/10/2028	2,000,000	2,009,137
Union Pacific Corp 4.95% 5/15/2053	3,730,000	3,443,459
Union Pacific Corp 5.1% 2/20/2035 (e)	3,370,000	3,515,035
Union Pacific Corp 5.6% 12/1/2054 (e)	3,370,000	3,412,895
		241,093,711
Industrial Conglomerates - 0.1%
3M Co 2.375% 8/26/2029	8,822,000	8,378,725
3M Co 2.875% 10/15/2027 (e)	3,177,000	3,135,111
3M Co 3.05% 4/15/2030	2,912,000	2,805,837
3M Co 3.125% 9/19/2046	2,192,000	1,550,127
3M Co 3.25% 8/26/2049	6,797,000	4,761,630
3M Co 3.7% 4/15/2050	3,595,000	2,710,001
3M Co 5.7% 3/15/2037 (e)	1,900,000	2,030,703
Honeywell International Inc 1.95% 6/1/2030 (e)	8,796,000	8,113,009
Honeywell International Inc 2.5% 11/1/2026 (e)	5,688,000	5,641,488
Honeywell International Inc 3.812% 11/21/2047	1,113,000	888,182
Honeywell International Inc 4.7% 2/1/2030 (e)	11,540,000	11,853,059
Honeywell International Inc 4.875% 9/1/2029	4,580,000	4,727,944
Honeywell International Inc 4.95% 9/1/2031	1,800,000	1,881,070
Honeywell International Inc 5% 3/1/2035	6,720,000	6,931,786
Honeywell International Inc 5.25% 3/1/2054	10,680,000	10,275,704
Trane Technologies Financing Ltd 3.8% 3/21/2029	11,400,000	11,399,434
Trane Technologies Financing Ltd 4.65% 11/1/2044	4,766,000	4,399,253
		91,483,063
Machinery - 0.2%
Caterpillar Financial Services Corp 1.1% 9/14/2027	11,416,000	10,993,464
Caterpillar Financial Services Corp 2.4% 8/9/2026	2,264,000	2,248,946
Caterpillar Financial Services Corp 3.75% 2/23/2029	11,000,000	11,007,071
Caterpillar Financial Services Corp 4.1% 8/15/2028	10,000,000	10,093,273
Caterpillar Inc 3.25% 9/19/2049	13,214,000	9,623,558
Caterpillar Inc 3.803% 8/15/2042	1,986,000	1,697,683
Caterpillar Inc 5.2% 5/15/2035	9,530,000	9,983,693
Caterpillar Inc 5.3% 9/15/2035 (e)	5,561,000	5,949,888
Cummins Inc 1.5% 9/1/2030 (e)	4,833,000	4,359,873
Cummins Inc 5.3% 5/9/2035	10,000,000	10,488,143
Deere & Co 2.875% 9/7/2049	9,579,000	6,599,761
Deere & Co 3.9% 6/9/2042 (e)	7,000,000	6,173,257
Deere & Co 5.375% 10/16/2029	795,000	838,985
Deere & Co 5.45% 1/16/2035	2,000,000	2,135,288
Eaton Corp 4% 11/2/2032	1,509,000	1,499,251
Eaton Corp 4.15% 11/2/2042	1,509,000	1,337,014
Eaton Corp 4.7% 8/23/2052	5,800,000	5,295,263
Ingersoll Rand Inc 5.45% 6/15/2034	8,100,000	8,507,042
Ingersoll Rand Inc 5.7% 8/14/2033	3,600,000	3,852,462
Otis Worldwide Corp 2.565% 2/15/2030	10,633,000	10,045,989
Otis Worldwide Corp 3.362% 2/15/2050	8,091,000	5,819,409
Parker-Hannifin Corp 3.25% 3/1/2027	4,488,000	4,466,846
Parker-Hannifin Corp 4% 6/14/2049 (e)	4,727,000	3,878,024
Parker-Hannifin Corp 4.1% 3/1/2047	4,496,000	3,789,141
Parker-Hannifin Corp 4.5% 9/15/2029	2,000,000	2,037,873
Stanley Black & Decker Inc 4.25% 11/15/2028 (e)	4,000,000	4,022,179
Stanley Black & Decker Inc 5.2% 9/1/2040	7,100,000	6,983,122
Westinghouse Air Brake Technologies Corp 5.5% 5/29/2035	4,000,000	4,209,498
		157,935,996
Passenger Airlines - 0.1%
American Airlines 2016-2 Class AA Pass Through Trust equipment trust certificate 3.2% 12/15/2029	3,621,562	3,556,241
American Airlines 2021-1 Class A Pass Through Trust equipment trust certificate 2.875% 1/11/2036	5,354,805	4,937,124
Southwest Airlines Co 2.625% 2/10/2030 (e)	2,000,000	1,876,731
Southwest Airlines Co 5.125% 6/15/2027	8,833,000	8,936,586
Southwest Airlines Co 5.25% 11/15/2035	1,460,000	1,448,060
United Airlines 2015-1 Class A Pass Through Trust 3.45% 6/1/2029	303,843	300,082
United Airlines 2016-1 Class AA Pass Through Trust equipment trust certificate 3.1% 1/7/2030	6,858,331	6,715,799
United Airlines 2023-1 Class A Pass Through Trust equipment trust certificate 5.8% 7/15/2037	7,102,899	7,536,516
		35,307,139
Professional Services - 0.1%
Leidos Inc 2.3% 2/15/2031	1,300,000	1,180,986
Leidos Inc 4.1% 3/15/2029 (b)	6,000,000	6,015,366
Leidos Inc 5% 3/15/2036 (b)	6,000,000	5,985,936
Paychex Inc 5.1% 4/15/2030	6,050,000	6,178,594
Paychex Inc 5.6% 4/15/2035 (e)	8,265,000	8,472,830
Verisk Analytics Inc 5.125% 3/15/2036	3,500,000	3,494,495
Verisk Analytics Inc 5.25% 3/15/2035	5,830,000	5,924,631
		37,252,838
Trading Companies & Distributors - 0.1%
Air Lease Corp 2.2% 1/15/2027	6,863,000	6,758,930
Air Lease Corp 3% 2/1/2030	1,900,000	1,799,887
Air Lease Corp 3.125% 12/1/2030	9,666,000	9,091,409
Air Lease Corp 3.625% 12/1/2027	7,593,000	7,541,353
Air Lease Corp 5.2% 7/15/2031	2,600,000	2,668,745
Ferguson Enterprises Inc 4.35% 3/15/2031	4,730,000	4,744,574
GATX Corp 5.45% 9/15/2033	6,450,000	6,765,982
WW Grainger Inc 4.45% 9/15/2034	7,480,000	7,504,080
		46,874,960
TOTAL INDUSTRIALS		1,116,974,563
Information Technology - 1.9%
Communications Equipment - 0.1%
Cisco Systems Inc 4.75% 2/24/2030	7,550,000	7,786,620
Cisco Systems Inc 4.85% 2/26/2029 (e)	7,570,000	7,795,780
Cisco Systems Inc 5.05% 2/26/2034	7,300,000	7,576,849
Cisco Systems Inc 5.1% 2/24/2035 (e)	7,680,000	7,971,049
Cisco Systems Inc 5.3% 2/26/2054	3,650,000	3,550,955
Cisco Systems Inc 5.5% 2/24/2055 (e)	4,110,000	4,131,446
Cisco Systems Inc 5.9% 2/15/2039	9,863,000	10,785,638
Motorola Solutions Inc 5.2% 8/15/2032	14,200,000	14,825,497
		64,423,834
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp 3.8% 11/15/2027	8,000,000	8,013,435
Amphenol Corp 4.125% 11/15/2030	4,000,000	4,020,103
Amphenol Corp 4.625% 2/15/2036 (e)	5,000,000	4,969,372
Amphenol Corp 5.25% 4/5/2034 (e)	5,710,000	5,981,440
Amphenol Corp 5.3% 11/15/2055	2,600,000	2,517,677
Amphenol Corp 5.375% 11/15/2054 (e)	3,098,000	3,054,039
Corning Inc 3.9% 11/15/2049	4,833,000	3,816,549
Corning Inc 4.75% 3/15/2042	3,972,000	3,738,563
Dell International LLC / EMC Corp 4.9% 10/1/2026 (e)	7,506,000	7,532,172
Dell International LLC / EMC Corp 5.3% 10/1/2029	19,994,000	20,751,235
Dell International LLC / EMC Corp 8.1% 7/15/2036	8,303,000	10,096,348
Dell International LLC / EMC Corp 8.35% 7/15/2046	9,542,000	12,201,876
Flex Ltd 5.25% 1/15/2032	5,200,000	5,338,493
Vontier Corp 2.95% 4/1/2031	3,500,000	3,251,488
		95,282,790
IT Services - 0.1%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	11,406,000	11,286,571
CDW LLC / CDW Finance Corp 5.1% 3/1/2030 (e)	3,300,000	3,351,409
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	3,740,000	3,764,285
IBM Corporation 1.95% 5/15/2030	11,102,000	10,180,606
IBM Corporation 2.95% 5/15/2050	11,005,000	7,055,691
IBM Corporation 3.3% 5/15/2026	9,666,000	9,653,814
IBM Corporation 3.5% 5/15/2029 (e)	13,474,000	13,284,306
IBM Corporation 4.25% 5/15/2049 (e)	8,612,000	6,983,733
IBM Corporation 4.4% 7/27/2032 (e)	8,100,000	8,108,761
IBM Corporation 4.7% 2/19/2046 (e)	3,932,000	3,485,821
IBM Corporation 4.8% 2/10/2030 (e)	5,380,000	5,512,765
IBM Corporation 4.95% 2/3/2036	2,200,000	2,204,285
IBM Corporation 5.2% 2/10/2035 (e)	5,720,000	5,904,767
IBM Corporation 5.6% 11/30/2039 (e)	6,500,000	6,765,169
IBM Corporation 5.7% 2/10/2055 (e)	5,500,000	5,418,037
IBM Corporation 5.8% 2/3/2056	1,000,000	1,001,423
		103,961,443
Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices Inc 2.8% 10/1/2041	11,812,000	8,896,268
Analog Devices Inc 3.5% 12/5/2026	1,700,000	1,696,192
Applied Materials Inc 4.35% 4/1/2047	10,263,000	9,093,978
Broadcom Corp / Broadcom Cayman Finance Ltd 3.5% 1/15/2028	5,561,000	5,539,390
Broadcom Inc 2.45% 2/15/2031	28,182,000	26,049,841
Broadcom Inc 2.6% 2/15/2033	9,400,000	8,367,746
Broadcom Inc 3.187% 11/15/2036 (f)	1,000,000	862,674
Broadcom Inc 3.419% 4/15/2033	11,000,000	10,303,132
Broadcom Inc 3.469% 4/15/2034	3,391,000	3,137,725
Broadcom Inc 3.75% 2/15/2051	17,216,000	13,273,776
Broadcom Inc 4.2% 10/15/2030	19,000,000	19,106,550
Broadcom Inc 4.3% 1/15/2031	10,000,000	10,088,719
Broadcom Inc 4.3% 11/15/2032	9,956,000	9,921,542
Broadcom Inc 4.55% 2/15/2032	8,980,000	9,101,280
Broadcom Inc 4.6% 7/15/2030	11,080,000	11,328,993
Broadcom Inc 4.75% 4/15/2029 (e)	13,584,000	13,899,286
Broadcom Inc 4.8% 10/15/2034	8,980,000	9,079,847
Broadcom Inc 4.8% 2/15/2036	6,310,000	6,325,578
Broadcom Inc 4.95% 1/15/2036	5,200,000	5,276,175
Broadcom Inc 5.7% 1/15/2056	2,000,000	2,053,740
Intel Corp 2% 8/12/2031	7,124,000	6,313,276
Intel Corp 2.45% 11/15/2029	10,216,000	9,633,068
Intel Corp 2.8% 8/12/2041	10,000,000	7,120,937
Intel Corp 3.05% 8/12/2051	7,124,000	4,476,605
Intel Corp 3.25% 11/15/2049	8,313,000	5,442,474
Intel Corp 3.734% 12/8/2047	2,594,000	1,877,942
Intel Corp 3.9% 3/25/2030	10,668,000	10,545,170
Intel Corp 4% 8/5/2029	2,000,000	1,995,106
Intel Corp 4.1% 5/11/2047	1,906,000	1,472,157
Intel Corp 4.1% 5/19/2046	5,561,000	4,322,872
Intel Corp 4.15% 8/5/2032 (e)	2,000,000	1,956,731
Intel Corp 4.6% 3/25/2040	2,000,000	1,818,376
Intel Corp 4.75% 3/25/2050	9,512,000	7,945,538
Intel Corp 4.875% 2/10/2028	10,180,000	10,341,323
Intel Corp 5.625% 2/10/2043	5,000,000	4,899,831
Intel Corp 5.7% 2/10/2053	8,000,000	7,597,925
Intel Corp 5.9% 2/10/2063	1,600,000	1,539,487
Lam Research Corp 2.875% 6/15/2050	11,648,000	7,686,962
Marvell Technology Inc 2.95% 4/15/2031	2,000,000	1,869,343
Marvell Technology Inc 4.75% 7/15/2030 (e)	7,015,000	7,151,716
Marvell Technology Inc 5.45% 7/15/2035 (e)	1,150,000	1,197,190
Micron Technology Inc 2.703% 4/15/2032 (e)	8,400,000	7,679,591
Micron Technology Inc 5.65% 11/1/2032	2,810,000	2,995,191
Micron Technology Inc 5.8% 1/15/2035 (e)	4,310,000	4,615,618
Micron Technology Inc 6.05% 11/1/2035	3,300,000	3,584,728
NVIDIA Corp 2% 6/15/2031 (e)	20,182,000	18,397,678
NVIDIA Corp 2.85% 4/1/2030 (e)	8,603,000	8,275,779
NVIDIA Corp 3.5% 4/1/2050 (e)	4,785,000	3,652,364
QUALCOMM Inc 1.65% 5/20/2032	14,000,000	12,102,198
QUALCOMM Inc 4.3% 5/20/2047	8,023,000	6,812,466
QUALCOMM Inc 4.5% 5/20/2030	2,720,000	2,774,217
QUALCOMM Inc 4.8% 5/20/2045 (e)	2,000,000	1,846,084
QUALCOMM Inc 5% 5/20/2035 (e)	3,290,000	3,375,490
QUALCOMM Inc 5.4% 5/20/2033 (e)	18,000,000	19,195,711
QUALCOMM Inc 6% 5/20/2053	1,400,000	1,480,438
Texas Instruments Inc 1.9% 9/15/2031 (e)	2,000,000	1,796,903
Texas Instruments Inc 3.65% 8/16/2032 (e)	2,000,000	1,945,150
Texas Instruments Inc 4.15% 5/15/2048	5,526,000	4,647,949
Texas Instruments Inc 4.5% 5/23/2030	3,810,000	3,888,970
Texas Instruments Inc 4.6% 2/15/2028	10,000,000	10,164,199
Texas Instruments Inc 5.05% 5/18/2063	7,000,000	6,383,924
Texas Instruments Inc 5.1% 5/23/2035	3,610,000	3,758,820
		419,979,929
Software - 0.7%
AppLovin Corp 5.125% 12/1/2029	3,730,000	3,809,253
AppLovin Corp 5.5% 12/1/2034	7,170,000	7,309,695
Cadence Design Systems Inc 4.3% 9/10/2029	4,300,000	4,343,754
Cadence Design Systems Inc 4.7% 9/10/2034	2,470,000	2,491,418
Fortinet Inc 2.2% 3/15/2031	2,000,000	1,812,639
Intuit Inc 5.2% 9/15/2033	3,200,000	3,318,643
Intuit Inc 5.5% 9/15/2053 (e)	2,950,000	2,791,973
Microsoft Corp 2.525% 6/1/2050	32,153,000	20,019,479
Microsoft Corp 2.675% 6/1/2060	5,334,000	3,088,164
Microsoft Corp 2.921% 3/17/2052	36,922,000	24,597,066
Microsoft Corp 3.041% 3/17/2062	3,278,000	2,060,557
Microsoft Corp 3.45% 8/8/2036	2,307,000	2,130,566
Microsoft Corp 4.2% 11/3/2035	1,700,000	1,710,410
Oracle Corp 2.65% 7/15/2026	7,149,000	7,106,191
Oracle Corp 2.875% 3/25/2031	11,675,000	10,611,079
Oracle Corp 2.95% 4/1/2030	12,477,000	11,611,393
Oracle Corp 3.25% 11/15/2027 (e)	13,584,000	13,338,924
Oracle Corp 3.6% 4/1/2040	13,600,000	10,277,458
Oracle Corp 3.6% 4/1/2050	12,383,000	7,745,903
Oracle Corp 3.85% 4/1/2060	14,393,000	8,755,907
Oracle Corp 3.85% 7/15/2036	13,797,000	11,763,250
Oracle Corp 3.95% 3/25/2051	10,575,000	7,000,174
Oracle Corp 4% 11/15/2047	13,899,000	9,583,804
Oracle Corp 4% 7/15/2046	7,785,000	5,430,838
Oracle Corp 4.125% 5/15/2045	2,383,000	1,721,159
Oracle Corp 4.2% 9/27/2029	10,770,000	10,637,717
Oracle Corp 4.3% 7/8/2034	3,078,000	2,822,027
Oracle Corp 4.45% 9/26/2030	10,500,000	10,297,914
Oracle Corp 4.7% 9/27/2034	3,160,000	2,969,638
Oracle Corp 4.9% 2/6/2033	15,000,000	14,663,883
Oracle Corp 4.95% 2/4/2031	8,500,000	8,482,589
Oracle Corp 5.2% 9/26/2035 (e)	16,000,000	15,461,646
Oracle Corp 5.375% 7/15/2040	19,029,000	17,408,623
Oracle Corp 5.375% 9/27/2054	2,780,000	2,250,708
Oracle Corp 5.5% 8/3/2035	4,000,000	3,954,134
Oracle Corp 5.7% 2/4/2036	8,500,000	8,504,761
Oracle Corp 5.875% 9/26/2045	7,000,000	6,342,456
Oracle Corp 5.95% 9/26/2055	6,000,000	5,279,962
Oracle Corp 6% 8/3/2055	8,100,000	7,135,358
Oracle Corp 6.125% 7/8/2039	1,800,000	1,787,083
Oracle Corp 6.55% 2/4/2046	8,500,000	8,282,838
Oracle Corp 6.7% 2/4/2056	19,300,000	18,716,373
Roper Technologies Inc 1.4% 9/15/2027 (e)	7,250,000	6,972,650
Roper Technologies Inc 1.75% 2/15/2031	7,250,000	6,368,806
Roper Technologies Inc 2% 6/30/2030	14,306,000	12,989,867
Roper Technologies Inc 3.8% 12/15/2026 (e)	6,752,000	6,742,954
Roper Technologies Inc 5.1% 9/15/2035	2,080,000	2,076,374
Salesforce Inc 1.95% 7/15/2031 (e)	10,300,000	9,159,403
Salesforce Inc 2.7% 7/15/2041	12,000,000	8,523,166
Synopsys Inc 4.65% 4/1/2028	14,440,000	14,623,905
Synopsys Inc 4.85% 4/1/2030	3,700,000	3,788,693
Synopsys Inc 5% 4/1/2032	6,440,000	6,640,062
Synopsys Inc 5.15% 4/1/2035 (e)	7,540,000	7,721,739
Synopsys Inc 5.7% 4/1/2055	5,840,000	5,836,624
VMware LLC 1.4% 8/15/2026	22,344,000	22,079,763
VMware LLC 4.7% 5/15/2030	2,000,000	2,044,784
		444,996,197
Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc 1.2% 2/8/2028	10,000,000	9,566,429
Apple Inc 1.25% 8/20/2030	13,098,000	11,757,604
Apple Inc 1.7% 8/5/2031	7,886,000	7,072,304
Apple Inc 2.375% 2/8/2041	13,368,000	9,811,736
Apple Inc 2.55% 8/20/2060	5,162,000	2,907,428
Apple Inc 2.65% 5/11/2050	4,157,000	2,648,583
Apple Inc 2.85% 8/5/2061	7,887,000	4,773,337
Apple Inc 2.9% 9/12/2027 (e)	11,161,000	11,051,554
Apple Inc 2.95% 9/11/2049	21,247,000	14,511,295
Apple Inc 3% 11/13/2027	7,944,000	7,882,939
Apple Inc 3.2% 5/11/2027 (e)	13,008,000	12,959,430
Apple Inc 3.35% 8/8/2032 (e)	7,000,000	6,784,758
Apple Inc 3.75% 11/13/2047	5,541,000	4,452,554
Apple Inc 3.75% 9/12/2047	4,833,000	3,888,841
Apple Inc 3.85% 5/4/2043	10,327,000	8,851,880
Apple Inc 4% 5/10/2028 (e)	3,300,000	3,328,596
Apple Inc 4.25% 2/9/2047	1,986,000	1,733,836
Apple Inc 4.3% 5/10/2033 (e)	3,300,000	3,372,420
Apple Inc 4.375% 5/13/2045	3,725,000	3,370,872
Apple Inc 4.5% 2/23/2036 (e)	7,355,000	7,528,408
Apple Inc 4.65% 2/23/2046	14,788,000	13,775,467
Hewlett Packard Enterprise Co 4.4% 10/15/2030	14,000,000	14,018,492
Hewlett Packard Enterprise Co 4.55% 10/15/2029	4,530,000	4,584,177
Hewlett Packard Enterprise Co 5% 10/15/2034	4,240,000	4,201,520
Hewlett Packard Enterprise Co 5.6% 10/15/2054	2,140,000	1,969,496
Hewlett Packard Enterprise Co 6.2% 10/15/2035 (d)(e)	6,390,000	6,926,799
Hewlett Packard Enterprise Co 6.35% 10/15/2045 (d)	1,493,000	1,533,554
HP Inc 4.2% 4/15/2032 (e)	6,450,000	6,266,343
HP Inc 5.4% 4/25/2030	2,700,000	2,798,607
HP Inc 5.5% 1/15/2033	2,000,000	2,054,979
HP Inc 6% 9/15/2041 (e)	3,192,000	3,201,337
		199,585,575
TOTAL INFORMATION TECHNOLOGY		1,328,229,768
Materials - 0.4%
Chemicals - 0.2%
Air Products and Chemicals Inc 2.05% 5/15/2030 (e)	5,220,000	4,838,859
Air Products and Chemicals Inc 2.7% 5/15/2040	4,495,000	3,442,281
Air Products and Chemicals Inc 2.8% 5/15/2050	5,346,000	3,499,778
CF Industries Inc 4.95% 6/1/2043	5,900,000	5,418,432
Dow Chemical Co/The 2.1% 11/15/2030	6,863,000	6,116,646
Dow Chemical Co/The 3.6% 11/15/2050	7,056,000	4,588,363
Dow Chemical Co/The 4.375% 11/15/2042	3,872,000	3,064,411
Dow Chemical Co/The 4.8% 1/15/2031	600,000	598,610
Dow Chemical Co/The 4.8% 11/30/2028	6,792,000	6,902,258
Dow Chemical Co/The 4.8% 5/15/2049 (e)	6,112,000	4,777,505
Dow Chemical Co/The 5.65% 3/15/2036 (e)	4,770,000	4,780,814
Dow Chemical Co/The 6.9% 5/15/2053	600,000	614,321
Dow Chemical Co/The 9.4% 5/15/2039	2,383,000	3,063,196
Eastman Chemical Co 4.65% 10/15/2044 (e)	2,383,000	2,071,893
Eastman Chemical Co 5% 8/1/2029	3,000,000	3,078,963
Eastman Chemical Co 5.625% 2/20/2034	3,600,000	3,758,918
Ecolab Inc 1.3% 1/30/2031 (e)	6,356,000	5,597,683
Ecolab Inc 2.7% 11/1/2026	5,243,000	5,209,601
Ecolab Inc 2.75% 8/18/2055	8,768,000	5,401,761
Linde Inc/CT 3.55% 11/7/2042	1,589,000	1,300,699
LYB International Finance BV 4.875% 3/15/2044	4,647,000	3,892,503
LYB International Finance II BV 3.5% 3/2/2027	19,438,000	19,363,623
LYB International Finance III LLC 3.375% 10/1/2040	7,366,000	5,454,956
LYB International Finance III LLC 3.625% 4/1/2051	7,366,000	4,809,131
LyondellBasell Industries NV 4.625% 2/26/2055	2,970,000	2,289,307
Mosaic Co/The 4.05% 11/15/2027	4,575,000	4,578,962
Mosaic Co/The 5.625% 11/15/2043	2,979,000	2,917,282
Sherwin-Williams Co/The 2.95% 8/15/2029	2,000,000	1,932,722
Sherwin-Williams Co/The 3.45% 6/1/2027	17,609,000	17,521,677
Sherwin-Williams Co/The 3.8% 8/15/2049	2,919,000	2,225,507
Sherwin-Williams Co/The 4.5% 6/1/2047	6,776,000	5,875,847
Westlake Corp 3.125% 8/15/2051	6,500,000	4,033,216
Westlake Corp 5% 8/15/2046 (e)	1,589,000	1,397,675
Westlake Corp 5.55% 11/15/2035 (e)	2,770,000	2,812,946
		157,230,346
Construction Materials - 0.1%
Amrize Finance US LLC 4.7% 4/7/2028	15,050,000	15,282,990
CRH America Finance Inc 5.4% 5/21/2034 (e)	4,800,000	5,024,700
CRH America Finance Inc 5.5% 1/9/2035	6,300,000	6,635,599
CRH America Finance Inc 5.6% 2/9/2056	2,100,000	2,099,162
Martin Marietta Materials Inc 2.4% 7/15/2031 (e)	2,000,000	1,819,247
Martin Marietta Materials Inc 3.5% 12/15/2027 (e)	2,000,000	1,986,264
Martin Marietta Materials Inc 5.15% 12/1/2034	3,800,000	3,922,473
Martin Marietta Materials Inc 5.5% 12/1/2054	4,400,000	4,320,522
Vulcan Materials Co 5.35% 12/1/2034	7,110,000	7,415,927
		48,506,884
Containers & Packaging - 0.0%
Amcor Flexibles North America Inc 5.5% 3/17/2035 (e)	1,870,000	1,969,292
Amcor Group Finance PLC 5.45% 5/23/2029	13,600,000	14,166,333
International Paper Co 4.4% 8/15/2047 (e)	6,908,000	5,748,122
International Paper Co 5.15% 5/15/2046	1,438,000	1,327,556
Packaging Corp of America 5.2% 8/15/2035	5,000,000	5,126,533
WestRock MWV LLC 8.2% 1/15/2030 (e)	1,580,000	1,807,924
WRKCo Inc 3% 6/15/2033	2,000,000	1,805,247
WRKCo Inc 4.2% 6/1/2032	4,833,000	4,748,635
		36,699,642
Metals & Mining - 0.1%
Freeport-McMoRan Inc 4.625% 8/1/2030	32,382,000	32,763,652
Freeport-McMoRan Inc 5.45% 3/15/2043	1,000,000	989,385
Newmont Corp 5.45% 6/9/2044	5,093,000	5,156,880
Nucor Corp 2.7% 6/1/2030	3,900,000	3,699,755
Nucor Corp 2.979% 12/15/2055	3,177,000	2,029,121
Nucor Corp 6.4% 12/1/2037 (e)	4,833,000	5,460,027
		50,098,820
TOTAL MATERIALS		292,535,692
Real Estate - 0.9%
Diversified REITs - 0.1%
Equinix Europe 2 Financing Corp LLC 4.6% 11/15/2030	3,400,000	3,440,496
Equinix Europe 2 Financing Corp LLC 4.7% 3/15/2033 (b)	4,800,000	4,817,775
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	12,510,000	13,054,863
GLP Capital LP / GLP Financing II Inc 5.25% 2/15/2033	5,400,000	5,439,479
GLP Capital LP / GLP Financing II Inc 5.625% 3/1/2036	2,000,000	1,999,770
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	9,020,000	9,183,849
Piedmont Operating Partnership LP 9.25% 7/20/2028 (e)	3,850,000	4,240,184
Safehold GL Holdings LLC 5.65% 1/15/2035 (e)	3,100,000	3,233,684
VICI Properties LP 4.75% 2/15/2028	11,117,000	11,227,513
VICI Properties LP 4.95% 2/15/2030	2,900,000	2,947,905
VICI Properties LP 5.125% 5/15/2032	5,838,000	5,921,672
VICI Properties LP 5.625% 4/1/2035	4,060,000	4,178,062
VICI Properties LP 6.125% 4/1/2054 (e)	3,000,000	3,020,493
WP Carey Inc 2.45% 2/1/2032	2,000,000	1,789,773
		74,495,518
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc 2% 5/18/2032	7,371,000	6,335,091
Alexandria Real Estate Equities Inc 4.85% 4/15/2049	9,154,000	7,985,889
Alexandria Real Estate Equities Inc 5.25% 3/15/2036	4,000,000	4,002,519
Healthpeak OP LLC 3% 1/15/2030	9,937,000	9,507,172
Healthpeak OP LLC 4.75% 1/15/2033	1,750,000	1,758,808
Healthpeak OP LLC 5.25% 12/15/2032	3,000,000	3,101,744
Omega Healthcare Investors Inc 3.375% 2/1/2031	3,093,000	2,918,880
Omega Healthcare Investors Inc 4.5% 4/1/2027	7,547,000	7,558,701
Omega Healthcare Investors Inc 5.2% 7/1/2030	1,700,000	1,743,522
Ventas Realty LP 3.25% 10/15/2026	2,780,000	2,766,414
Ventas Realty LP 3.85% 4/1/2027	7,547,000	7,532,672
Ventas Realty LP 4% 3/1/2028	17,202,000	17,194,355
Ventas Realty LP 4.375% 2/1/2045	2,383,000	2,063,701
Ventas Realty LP 4.875% 4/15/2049	2,262,000	2,021,737
Welltower OP LLC 4.95% 9/1/2048	7,944,000	7,513,545
Welltower OP LLC 6.5% 3/15/2041	1,100,000	1,248,017
		85,252,767
Industrial REITs - 0.1%
LXP Industrial Trust 2.375% 10/1/2031	2,417,000	2,145,440
Prologis LP 1.625% 3/15/2031 (e)	11,425,000	10,171,671
Prologis LP 1.75% 2/1/2031 (e)	23,383,000	20,927,755
Prologis LP 2.125% 4/15/2027 (e)	9,502,000	9,330,133
Prologis LP 3.25% 10/1/2026 (e)	3,701,000	3,686,690
Prologis LP 4.875% 6/15/2028	2,700,000	2,763,729
Prologis LP 5.25% 3/15/2054 (e)	4,520,000	4,354,694
Prologis LP 5.25% 6/15/2053	3,300,000	3,192,466
		56,572,578
Office REITs - 0.1%
Boston Properties LP 2.55% 4/1/2032	1,100,000	966,933
Boston Properties LP 2.75% 10/1/2026	5,561,000	5,517,029
Boston Properties LP 2.9% 3/15/2030 (e)	1,400,000	1,321,099
Boston Properties LP 3.25% 1/30/2031 (e)	15,176,000	14,294,648
Boston Properties LP 3.4% 6/21/2029	2,300,000	2,240,011
COPT Defense Properties LP 2.75% 4/15/2031	4,000,000	3,694,013
Highwoods Realty LP 7.65% 2/1/2034	2,800,000	3,192,555
Kilroy Realty LP 2.5% 11/15/2032	2,100,000	1,760,685
Kilroy Realty LP 2.65% 11/15/2033	1,700,000	1,393,018
Kilroy Realty LP 5.875% 10/15/2035	2,018,000	1,989,339
		36,369,330
Real Estate Management & Development - 0.1%
Americold Realty Operating Partnership LP 5.6% 5/15/2032	3,150,000	3,227,123
CBRE Services Inc 5.1% 6/15/2030	3,230,000	3,294,896
CBRE Services Inc 5.95% 8/15/2034	4,070,000	4,352,905
Digital Realty Trust LP 3.7% 8/15/2027	8,356,000	8,323,065
Digital Realty Trust LP 4.45% 7/15/2028	2,000,000	2,020,631
Essex Portfolio LP 1.65% 1/15/2031	2,000,000	1,765,323
Essex Portfolio LP 1.7% 3/1/2028	2,000,000	1,916,086
Essex Portfolio LP 2.55% 6/15/2031 (e)	2,000,000	1,831,364
Essex Portfolio LP 3% 1/15/2030	1,477,000	1,414,937
Essex Portfolio LP 3.375% 4/15/2026	2,000,000	1,997,683
Essex Portfolio LP 4% 3/1/2029	4,833,000	4,823,510
Essex Portfolio LP 5.375% 4/1/2035	3,720,000	3,848,840
Extra Space Storage LP 4.95% 1/15/2033	1,500,000	1,523,953
Extra Space Storage LP 5.35% 1/15/2035	9,180,000	9,448,031
Extra Space Storage LP 5.4% 6/15/2035	1,030,000	1,064,462
Mid-America Apartments LP 1.1% 9/15/2026	2,000,000	1,968,649
Mid-America Apartments LP 3.95% 3/15/2029 (e)	5,510,000	5,512,352
Tanger Properties LP 3.875% 7/15/2027	4,925,000	4,913,016
		63,246,826
Residential REITs - 0.1%
American Homes 4 Rent LP 4.25% 2/15/2028	7,636,000	7,651,121
American Homes 4 Rent LP 5.5% 7/15/2034	3,900,000	4,026,852
AvalonBay Communities Inc 2.05% 1/15/2032	2,000,000	1,780,413
AvalonBay Communities Inc 2.3% 3/1/2030	4,833,000	4,528,028
AvalonBay Communities Inc 5% 2/15/2033	3,800,000	3,930,401
Camden Property Trust 4.1% 10/15/2028 (e)	2,000,000	2,010,868
ERP Operating LP 1.85% 8/1/2031 (e)	14,500,000	12,933,785
ERP Operating LP 3.25% 8/1/2027	10,314,000	10,241,193
ERP Operating LP 4.95% 6/15/2032	2,360,000	2,437,374
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	6,186,000	6,020,810
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	2,300,000	2,316,086
UDR Inc 2.1% 6/15/2033	12,929,000	10,913,535
		68,790,466
Retail REITs - 0.2%
Agree LP 5.625% 6/15/2034	4,500,000	4,749,430
Brixmor Operating Partnership LP 3.9% 3/15/2027	4,480,000	4,474,060
Brixmor Operating Partnership LP 4.05% 7/1/2030	4,868,000	4,824,393
Brixmor Operating Partnership LP 4.125% 5/15/2029	5,363,000	5,372,173
Brixmor Operating Partnership LP 4.85% 2/15/2033	1,000,000	1,008,813
Kimco Realty OP LLC 1.9% 3/1/2028	8,216,000	7,918,688
Kimco Realty OP LLC 3.8% 4/1/2027	3,177,000	3,178,074
Kimco Realty OP LLC 4.125% 12/1/2046	7,944,000	6,736,514
Kimco Realty OP LLC 4.45% 9/1/2047	4,114,000	3,591,721
Kite Realty Group LP 5.2% 8/15/2032	3,300,000	3,402,759
NNN REIT Inc 3% 4/15/2052	6,766,000	4,335,658
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033	2,500,000	2,504,397
Phillips Edison Grocery Center Operating Partnership I LP 5.25% 8/15/2032	4,280,000	4,430,608
Realty Income Corp 3.4% 1/15/2030	2,000,000	1,956,049
Realty Income Corp 3.95% 8/15/2027	6,200,000	6,212,490
Realty Income Corp 4.5% 2/1/2033	8,000,000	8,016,418
Realty Income Corp 4.7% 12/15/2028 (e)	4,500,000	4,591,014
Realty Income Corp 4.85% 3/15/2030 (e)	15,000,000	15,471,205
Realty Income Corp 4.9% 7/15/2033 (e)	6,450,000	6,617,789
Regency Centers LP 4.5% 3/15/2033	5,000,000	5,001,739
Regency Centers LP 5% 7/15/2032	7,500,000	7,730,540
Simon Property Group LP 2.2% 2/1/2031 (e)	21,169,000	19,326,252
Simon Property Group LP 3.25% 9/13/2049	9,260,000	6,511,562
Simon Property Group LP 3.375% 12/1/2027 (e)	17,551,000	17,437,427
Simon Property Group LP 4.3% 1/15/2031	5,000,000	5,027,610
Simon Property Group LP 4.75% 9/26/2034	3,730,000	3,755,735
Simon Property Group LP 5.125% 10/1/2035	4,600,000	4,711,082
		168,894,200
Specialized REITs - 0.1%
American Tower Corp 2.1% 6/15/2030	12,189,000	11,191,716
American Tower Corp 3.1% 6/15/2050	4,456,000	2,993,041
American Tower Corp 3.55% 7/15/2027	6,792,000	6,757,736
American Tower Corp 3.7% 10/15/2049	4,833,000	3,647,704
American Tower Corp 4.7% 12/15/2032	7,500,000	7,586,296
American Tower Corp 4.9% 3/15/2030	11,264,000	11,575,192
Crown Castle Inc 2.25% 1/15/2031	5,771,000	5,216,902
Crown Castle Inc 3.25% 1/15/2051	5,220,000	3,515,063
Crown Castle Inc 5.1% 5/1/2033 (e)	12,860,000	13,106,676
EPR Properties 4.5% 6/1/2027	2,000,000	2,003,522
EPR Properties 4.95% 4/15/2028	4,000,000	4,046,810
Equinix Inc 3.9% 4/15/2032	6,400,000	6,198,383
Public Storage Operating Co 4.375% 7/1/2030	3,780,000	3,841,468
Public Storage Operating Co 5% 7/1/2035	7,040,000	7,249,919
Weyerhaeuser Co 4% 4/15/2030	12,223,000	12,123,811
		101,054,239
TOTAL REAL ESTATE		654,675,924
Utilities - 2.5%
Electric Utilities - 1.9%
AEP Texas Inc 2.1% 7/1/2030 (e)	3,020,000	2,782,569
AEP Texas Inc 3.8% 10/1/2047	3,383,000	2,539,462
AEP Texas Inc 3.95% 6/1/2028	10,450,000	10,447,401
AEP Texas Inc 4.7% 5/15/2032 (e)	4,000,000	4,048,333
AEP Texas Inc 5.85% 10/15/2055	1,800,000	1,799,275
AEP Transmission Co LLC 2.75% 8/15/2051	5,703,000	3,532,337
AEP Transmission Co LLC 4% 12/1/2046	3,000,000	2,448,262
AEP Transmission Co LLC 5.4% 3/15/2053 (e)	3,440,000	3,354,687
Alabama Power Co 1.45% 9/15/2030	14,500,000	12,979,632
Alabama Power Co 3.7% 12/1/2047	4,679,000	3,627,700
Alabama Power Co 3.75% 3/1/2045	795,000	636,419
Alabama Power Co 4.15% 8/15/2044	3,694,000	3,159,441
Alabama Power Co 4.3% 7/15/2048	4,671,000	3,919,122
Alabama Power Co 5.2% 6/1/2041	3,058,000	3,075,184
American Electric Power Co Inc 3.25% 3/1/2050	2,494,000	1,706,553
American Electric Power Co Inc 4.3% 12/1/2028	13,893,000	14,022,888
American Electric Power Co Inc 5.8% 3/15/2056 (d)	7,160,000	7,194,819
American Electric Power Co Inc 6.95% 12/15/2054 (d)(e)	3,300,000	3,566,208
Appalachian Power Co 4.45% 6/1/2045	4,766,000	4,056,646
Appalachian Power Co 4.5% 3/1/2049	7,259,000	6,139,847
Arizona Public Service Co 2.95% 9/15/2027	5,861,000	5,775,893
Arizona Public Service Co 5.55% 8/1/2033	8,900,000	9,368,821
Arizona Public Service Co 5.9% 8/15/2055	3,000,000	3,086,964
Arizona Public Service Co 6.35% 12/15/2032	4,000,000	4,392,899
Baltimore Gas and Electric Co 2.25% 6/15/2031	2,000,000	1,826,704
Baltimore Gas and Electric Co 2.9% 6/15/2050	6,360,000	4,145,902
Baltimore Gas and Electric Co 3.5% 8/15/2046	1,986,000	1,502,773
Baltimore Gas and Electric Co 5.4% 6/1/2053	2,300,000	2,243,576
CenterPoint Energy Houston Electric LLC 3.35% 4/1/2051	9,077,000	6,464,831
CenterPoint Energy Houston Electric LLC 3.55% 8/1/2042	1,509,000	1,222,399
CenterPoint Energy Houston Electric LLC 4.8% 3/15/2030 (e)	3,350,000	3,455,817
CenterPoint Energy Houston Electric LLC 4.85% 4/1/2036	5,000,000	5,015,459
CenterPoint Energy Houston Electric LLC 4.95% 4/1/2033 (e)	4,500,000	4,613,238
Cleco Corporate Holdings LLC 3.743% 5/1/2026	4,496,000	4,489,041
Commonwealth Edison Co 3.2% 11/15/2049	13,533,000	9,388,097
Commonwealth Edison Co 3.65% 6/15/2046	2,272,000	1,767,378
Commonwealth Edison Co 3.7% 3/1/2045	2,462,000	1,958,125
Commonwealth Edison Co 3.75% 8/15/2047	4,885,000	3,827,151
Commonwealth Edison Co 4% 3/1/2048	5,426,000	4,411,980
Commonwealth Edison Co 4% 3/1/2049	4,762,000	3,821,315
Connecticut Light and Power Co/The 5.25% 1/15/2053	4,200,000	4,047,504
Consolidated Edison Co of New York Inc 3.875% 6/15/2047	2,272,000	1,794,994
Consolidated Edison Co of New York Inc 4.45% 3/15/2044	6,356,000	5,624,390
Consolidated Edison Co of New York Inc 4.5% 5/15/2058	7,530,000	6,262,463
Consolidated Edison Co of New York Inc 4.65% 12/1/2048	8,317,000	7,309,352
Consolidated Edison Co of New York Inc 5.2% 3/1/2033	30,000,000	31,433,010
Consolidated Edison Co of New York Inc 5.5% 12/1/2039 (e)	1,986,000	2,067,730
Consolidated Edison Co of New York Inc 5.5% 3/15/2055	3,900,000	3,826,518
Consolidated Edison Co of New York Inc 5.75% 11/15/2055	3,300,000	3,348,973
Dayton Power & Light Co/The 3.95% 6/15/2049 (e)	1,400,000	1,080,892
Dominion Energy South Carolina Inc 5.3% 1/15/2035	12,850,000	13,421,223
DTE Electric Co 1.9% 4/1/2028	7,800,000	7,519,741
DTE Electric Co 3.95% 3/1/2049	2,900,000	2,331,312
DTE Electric Co 4.85% 3/1/2036	7,000,000	7,047,318
DTE Electric Co 5.2% 3/1/2034 (e)	5,700,000	5,956,670
DTE Electric Co 5.25% 5/15/2035	2,000,000	2,077,124
DTE Electric Co 5.4% 4/1/2053	4,690,000	4,609,204
DTE Electric Co 5.85% 5/15/2055	2,200,000	2,285,852
Duke Energy Carolinas LLC 2.85% 3/15/2032	2,417,000	2,238,570
Duke Energy Carolinas LLC 2.95% 12/1/2026 (e)	4,766,000	4,735,519
Duke Energy Carolinas LLC 3.2% 8/15/2049	6,345,000	4,457,233
Duke Energy Carolinas LLC 3.75% 6/1/2045	1,589,000	1,273,691
Duke Energy Carolinas LLC 3.875% 3/15/2046	3,097,000	2,499,452
Duke Energy Carolinas LLC 4% 9/30/2042	2,979,000	2,541,128
Duke Energy Carolinas LLC 4.95% 1/15/2033	8,000,000	8,292,833
Duke Energy Carolinas LLC 5.4% 1/15/2054	4,800,000	4,701,218
Duke Energy Carolinas LLC 6% 1/15/2038 (e)	1,800,000	1,961,829
Duke Energy Corp 2.45% 6/1/2030 (e)	5,220,000	4,891,996
Duke Energy Corp 2.65% 9/1/2026	10,605,000	10,535,234
Duke Energy Corp 3.75% 9/1/2046	7,253,000	5,577,653
Duke Energy Corp 4.2% 6/15/2049	7,520,000	5,983,476
Duke Energy Corp 4.5% 8/15/2032 (e)	1,000,000	1,008,417
Duke Energy Corp 4.8% 12/15/2045	2,216,000	1,970,908
Duke Energy Corp 4.95% 9/15/2035	5,400,000	5,410,704
Duke Energy Corp 5% 8/15/2052	1,600,000	1,417,921
Duke Energy Corp 5.45% 6/15/2034	8,340,000	8,752,127
Duke Energy Corp 5.7% 9/15/2055	2,700,000	2,647,097
Duke Energy Corp 6.45% 9/1/2054 (d)(e)	3,500,000	3,687,985
Duke Energy Florida LLC 3.4% 10/1/2046 (e)	1,986,000	1,481,447
Duke Energy Florida LLC 6.2% 11/15/2053	4,060,000	4,406,905
Duke Energy Indiana LLC 5.9% 5/15/2055	4,850,000	5,000,740
Duke Energy Ohio Inc 4.3% 2/1/2049 (e)	21,562,000	17,998,406
Duke Energy Progress LLC 3.4% 4/1/2032	9,666,000	9,255,594
Duke Energy Progress LLC 4.15% 12/1/2044	1,430,000	1,218,713
Duke Energy Progress LLC 4.375% 3/30/2044	1,589,000	1,402,323
Duke Energy Progress LLC 5.35% 3/15/2053	7,000,000	6,756,732
Edison International 4.125% 3/15/2028 (e)	2,000,000	1,989,857
Edison International 5.45% 6/15/2029	8,400,000	8,633,844
Edison International 5.75% 6/15/2027	897,000	910,772
Entergy Arkansas LLC 4.95% 1/15/2036	7,000,000	7,065,831
Entergy Arkansas LLC 5.15% 1/15/2033	3,100,000	3,226,892
Entergy Arkansas LLC 5.3% 9/15/2033	5,730,000	6,018,136
Entergy Corp 2.95% 9/1/2026	3,734,000	3,714,444
Entergy Corp 3.75% 6/15/2050	3,287,000	2,431,974
Entergy Corp 7.125% 12/1/2054 (d)	3,300,000	3,452,477
Entergy Louisiana LLC 2.35% 6/15/2032	18,700,000	16,757,786
Entergy Louisiana LLC 3.12% 9/1/2027	1,600,000	1,587,254
Entergy Louisiana LLC 4.2% 9/1/2048	2,526,000	2,069,149
Entergy Louisiana LLC 5.8% 3/15/2055	4,170,000	4,240,745
Entergy Mississippi LLC 5.8% 4/15/2055	1,400,000	1,419,488
Entergy Mississippi LLC 5.85% 6/1/2054	3,120,000	3,148,615
Entergy Tex Inc 3.55% 9/30/2049	3,211,000	2,334,861
Entergy Tex Inc 4% 3/30/2029 (e)	14,040,000	14,073,331
Entergy Tex Inc 5.25% 4/15/2035	3,170,000	3,289,754
Evergy Inc 6.65% 6/1/2055 (d)	1,650,000	1,698,866
Evergy Kansas Central Inc 5.25% 3/15/2035	10,640,000	10,942,229
Evergy Metro Inc 5.125% 8/15/2035	1,600,000	1,631,419
Eversource Energy 2.55% 3/15/2031	12,735,000	11,698,140
Eversource Energy 3.35% 3/15/2026	5,251,000	5,247,587
Eversource Energy 3.45% 1/15/2050	3,548,000	2,517,835
Exelon Corp 4.05% 4/15/2030 (e)	2,000,000	1,994,021
Exelon Corp 4.95% 3/15/2036	3,000,000	2,982,476
Exelon Corp 5.1% 6/15/2045	874,000	815,125
Exelon Corp 5.3% 3/15/2033	12,280,000	12,868,123
Exelon Corp 5.875% 3/15/2055 (e)	8,930,000	8,961,238
FirstEnergy Corp 2.25% 9/1/2030	10,730,000	9,859,856
FirstEnergy Corp 3.4% 3/1/2050	2,900,000	2,031,607
FirstEnergy Corp 3.9% 7/15/2027 (g)	6,752,000	6,779,875
FirstEnergy Corp 4.85% 7/15/2047 (g)	3,732,000	3,326,570
Florida Power & Light Co 2.45% 2/3/2032 (e)	2,000,000	1,826,632
Florida Power & Light Co 3.15% 10/1/2049	5,556,000	3,914,276
Florida Power & Light Co 3.8% 12/15/2042	8,900,000	7,415,130
Florida Power & Light Co 4.05% 10/1/2044	4,304,000	3,662,906
Florida Power & Light Co 4.125% 6/1/2048	9,771,000	8,094,793
Florida Power & Light Co 5.1% 4/1/2033	7,400,000	7,712,433
Florida Power & Light Co 5.3% 6/15/2034	9,012,000	9,500,761
Florida Power & Light Co 5.6% 2/15/2066	2,600,000	2,585,005
Florida Power & Light Co 5.7% 3/15/2055	1,400,000	1,440,599
Georgia Power Co 3.25% 3/30/2027	6,781,000	6,747,494
Georgia Power Co 4.65% 5/16/2028 (e)	4,830,000	4,908,523
Georgia Power Co 4.7% 5/15/2032	4,000,000	4,097,541
Georgia Power Co 4.95% 5/17/2033	10,160,000	10,492,368
Georgia Power Co 5.2% 3/15/2035 (e)	7,030,000	7,303,135
Georgia Power Co 5.25% 3/15/2034	5,700,000	5,953,527
Georgia Power Co 5.5% 10/1/2055 (e)	2,000,000	1,976,203
Indiana Michigan Power Co 3.25% 5/1/2051	3,867,000	2,636,070
Indiana Michigan Power Co 5.6% 3/15/2056	4,000,000	3,986,819
Interstate Power and Light Co 2.3% 6/1/2030	11,051,000	10,316,024
Interstate Power and Light Co 5.7% 10/15/2033	5,100,000	5,420,103
IPALCO Enterprises Inc 5.75% 4/1/2034	4,000,000	4,121,659
ITC Holdings Corp 3.35% 11/15/2027	2,000,000	1,984,064
Jersey Central Power & Light Co 4.4% 1/15/2031 (f)	1,000,000	1,005,760
Jersey Central Power & Light Co 5.1% 1/15/2035	2,960,000	3,040,085
Kentucky Utilities Co 5.85% 8/15/2055	3,470,000	3,569,383
Louisville Gas and Electric Co 5.85% 8/15/2055	1,970,000	2,020,830
MidAmerican Energy Co 3.15% 4/15/2050	7,100,000	4,920,312
Nevada Power Co 3.125% 8/1/2050	5,300,000	3,553,407
NextEra Energy Capital Holdings Inc 1.875% 1/15/2027	13,726,000	13,493,208
NextEra Energy Capital Holdings Inc 1.9% 6/15/2028	9,666,000	9,251,183
NextEra Energy Capital Holdings Inc 2.44% 1/15/2032	13,630,000	12,295,197
NextEra Energy Capital Holdings Inc 5% 7/15/2032	8,800,000	9,081,789
NextEra Energy Capital Holdings Inc 5.05% 2/28/2033	9,100,000	9,397,362
NextEra Energy Capital Holdings Inc 5.85% 3/1/2056	2,350,000	2,364,429
NextEra Energy Capital Holdings Inc 5.9% 3/15/2055	4,320,000	4,392,497
NextEra Energy Capital Holdings Inc 6.75% 6/15/2054 (d)(e)	7,350,000	7,819,752
Northern States Power Co/MN 2.6% 6/1/2051	6,500,000	4,091,727
Northern States Power Co/MN 2.9% 3/1/2050	9,483,000	6,335,842
Northern States Power Co/MN 3.4% 8/15/2042	1,589,000	1,267,080
Northern States Power Co/MN 5.05% 5/15/2035 (e)	4,450,000	4,571,048
NSTAR Electric Co 3.2% 5/15/2027	6,076,000	6,037,300
NSTAR Electric Co 4.95% 9/15/2052	3,710,000	3,389,865
NSTAR Electric Co 5.2% 3/1/2035	9,050,000	9,316,526
Oglethorpe Power Corp 4.5% 4/1/2047	2,500,000	2,122,228
Oglethorpe Power Corp 5.05% 10/1/2048	2,000,000	1,821,728
Oglethorpe Power Corp 5.8% 6/1/2054	4,250,000	4,306,068
Oncor Electric Delivery Co LLC 3.1% 9/15/2049	15,204,000	10,251,834
Oncor Electric Delivery Co LLC 3.8% 9/30/2047	7,733,000	6,043,076
Oncor Electric Delivery Co LLC 5.35% 4/1/2035 (f)	7,960,000	8,289,481
Pacific Gas and Electric Co 3.25% 6/1/2031	4,833,000	4,555,937
Pacific Gas and Electric Co 4.2% 3/1/2029	1,000,000	1,000,339
Pacific Gas and Electric Co 4.2% 6/1/2041	24,166,000	20,383,882
Pacific Gas and Electric Co 4.55% 7/1/2030 (e)	30,062,414	30,204,504
Pacific Gas and Electric Co 4.75% 2/15/2044	967,000	839,947
Pacific Gas and Electric Co 5.45% 6/15/2027	1,100,000	1,117,985
Pacific Gas and Electric Co 6% 5/1/2056	4,000,000	3,950,712
Pacific Gas and Electric Co 6% 8/15/2035	6,250,000	6,659,433
Pacific Gas and Electric Co 6.15% 3/1/2055	6,700,000	6,746,865
Pacific Gas and Electric Co 6.4% 6/15/2033	15,000,000	16,343,028
Pacific Gas and Electric Co 6.7% 4/1/2053	5,910,000	6,384,135
PacifiCorp 4.125% 1/15/2049	10,692,000	8,150,949
PacifiCorp 4.15% 2/15/2050	2,900,000	2,202,544
PacifiCorp 5.45% 2/15/2034	8,250,000	8,473,337
PacifiCorp 5.8% 1/15/2055	2,000,000	1,905,099
PacifiCorp 6% 1/15/2039	4,919,000	5,042,529
PECO Energy Co 4.875% 9/15/2035	4,700,000	4,764,117
PECO Energy Co 5.65% 9/15/2055	6,900,000	6,980,480
PG&E Wildfire Recovery Funding LLC 5.081% 6/1/2043	1,000,000	1,010,558
PG&E Wildfire Recovery Funding LLC 5.099% 6/1/2054	5,100,000	4,885,137
PG&E Wildfire Recovery Funding LLC 5.212% 12/1/2049	11,120,000	11,049,146
Potomac Electric Power Co 6.5% 11/15/2037	3,024,000	3,429,984
PPL Capital Funding Inc 3.1% 5/15/2026	6,356,000	6,343,098
PPL Electric Utilities Corp 3% 10/1/2049	10,557,000	7,115,215
PPL Electric Utilities Corp 4.15% 10/1/2045	2,780,000	2,355,200
Progress Energy Inc 6% 12/1/2039 (e)	4,131,000	4,424,809
Public Service Co of Colorado 3.8% 6/15/2047	3,678,000	2,879,019
Public Service Co of Colorado 4.1% 6/1/2032 (e)	2,000,000	1,983,786
Public Service Co of Colorado 4.1% 6/15/2048	2,000,000	1,627,008
Public Service Co of Colorado 5.35% 5/15/2034	2,800,000	2,922,872
Public Service Co of Colorado 5.85% 5/15/2055	6,370,000	6,514,288
Public Service Co of Colorado 6.25% 9/1/2037	2,000,000	2,202,912
Public Service Co of Oklahoma 5.2% 1/15/2035	5,540,000	5,657,904
Public Service Electric and Gas Co 2.45% 1/15/2030 (e)	8,071,000	7,635,497
Public Service Electric and Gas Co 3.15% 1/1/2050	9,135,000	6,279,320
Public Service Electric and Gas Co 3.65% 9/1/2042	2,244,000	1,835,835
Public Service Electric and Gas Co 4% 6/1/2044	3,972,000	3,282,041
Public Service Electric and Gas Co 4.2% 1/1/2031	2,000,000	2,012,689
Public Service Electric and Gas Co 4.9% 8/15/2035	4,260,000	4,345,606
Public Service Electric and Gas Co 5.2% 8/1/2033	3,300,000	3,450,224
Public Service Electric and Gas Co 5.3% 8/1/2054	2,870,000	2,785,652
Public Service Electric and Gas Co 5.5% 3/1/2055	1,000,000	990,911
Public Service Electric and Gas Co 5.625% 1/1/2056	1,000,000	1,021,254
Puget Sound Energy Inc 4.3% 5/20/2045	5,092,000	4,300,579
Puget Sound Energy Inc 5.598% 9/15/2055 (e)	4,400,000	4,396,389
Southern California Edison Co 2.25% 6/1/2030	7,198,000	6,623,286
Southern California Edison Co 2.95% 2/1/2051	15,950,000	10,002,541
Southern California Edison Co 4% 4/1/2047	7,944,000	6,115,349
Southern California Edison Co 4.125% 3/1/2048	5,606,000	4,387,641
Southern California Edison Co 4.875% 3/1/2049	8,000,000	6,897,212
Southern California Edison Co 5.15% 6/1/2029	3,850,000	3,960,545
Southern California Edison Co 5.7% 3/1/2053	3,300,000	3,142,749
Southern California Edison Co 5.85% 11/1/2027	9,900,000	10,173,152
Southern Co/The 3.7% 4/30/2030 (e)	10,000,000	9,848,088
Southern Co/The 4.4% 7/1/2046	5,814,000	4,971,589
Southern Co/The 6.375% 3/15/2055 (d)	5,650,000	5,911,137
Southwestern Electric Power Co 1.65% 3/15/2026	10,000,000	9,988,751
Southwestern Electric Power Co 5.3% 4/1/2033	5,310,000	5,505,775
Tampa Electric Co 4.45% 6/15/2049	9,306,000	7,906,514
Tampa Electric Co 6.15% 5/15/2037	4,972,000	5,443,167
Tucson Electric Power Co 5.2% 9/15/2034	6,200,000	6,395,687
Union Electric Co 3.9% 9/15/2042	2,940,000	2,486,006
Union Electric Co 4.8% 3/15/2036	5,300,000	5,311,782
Union Electric Co 5.45% 3/15/2053 (e)	7,400,000	7,290,533
Virginia Electric and Power Co 3.3% 12/1/2049	5,800,000	4,037,512
Virginia Electric and Power Co 3.8% 4/1/2028	11,844,000	11,838,984
Virginia Electric and Power Co 3.8% 9/15/2047	6,522,000	5,062,466
Virginia Electric and Power Co 4.2% 5/15/2045	8,383,000	7,024,254
Virginia Electric and Power Co 4.45% 2/15/2044	2,185,000	1,916,183
Virginia Electric and Power Co 4.6% 12/1/2048	5,624,000	4,837,444
Virginia Electric and Power Co 4.9% 9/15/2035	9,000,000	9,027,062
Virginia Electric and Power Co 5.05% 8/15/2034	2,170,000	2,213,086
Virginia Electric and Power Co 5.6% 9/15/2055	620,000	607,607
Virginia Electric and Power Co 5.7% 3/15/2056	3,000,000	2,979,243
Virginia Electric and Power Co 6% 5/15/2037	1,589,000	1,716,423
Wisconsin Electric Power Co 4.25% 6/1/2044	3,734,000	3,220,030
Wisconsin Public Service Corp 4.25% 1/15/2031	6,000,000	6,058,495
Wisconsin Public Service Corp 4.55% 12/1/2029	10,274,000	10,485,085
Xcel Energy Inc 3.35% 12/1/2026	2,383,000	2,372,212
Xcel Energy Inc 4% 6/15/2028	1,900,000	1,903,376
Xcel Energy Inc 4.6% 6/1/2032	11,300,000	11,384,017
		1,313,318,246
Gas Utilities - 0.2%
Atmos Energy Corp 1.5% 1/15/2031 (e)	2,000,000	1,781,356
Atmos Energy Corp 5.2% 8/15/2035 (e)	6,450,000	6,735,097
Atmos Energy Corp 5.45% 1/15/2056 (e)	2,720,000	2,681,202
Atmos Energy Corp 5.45% 10/15/2032 (e)	13,820,000	14,749,750
Atmos Energy Corp 5.9% 11/15/2033	7,550,000	8,253,447
CenterPoint Energy Resources Corp 4% 4/1/2028 (e)	7,400,000	7,413,927
CenterPoint Energy Resources Corp 4.4% 7/1/2032	2,000,000	2,007,548
CenterPoint Energy Resources Corp 5.25% 3/1/2028	2,400,000	2,464,546
CenterPoint Energy Resources Corp 5.4% 7/1/2034	5,710,000	5,959,863
Eastern Energy Gas Holdings LLC 5.8% 1/15/2035	7,100,000	7,615,489
Eastern Energy Gas Holdings LLC 6.2% 1/15/2055	7,100,000	7,547,800
Piedmont Natural Gas Co Inc 3.5% 6/1/2029	10,000,000	9,864,457
Piedmont Natural Gas Co Inc 5.1% 2/15/2035	2,450,000	2,509,831
Southern California Gas Co 5.05% 9/1/2034	8,300,000	8,522,557
Southern California Gas Co 6% 6/15/2055	2,700,000	2,801,437
Southern California Gas Co 6.35% 11/15/2052	4,200,000	4,577,610
Southern Co Gas Capital Corp 3.95% 10/1/2046	10,740,000	8,556,030
Southern Co Gas Capital Corp 4.05% 9/15/2028	2,900,000	2,908,463
Southwest Gas Corp 5.45% 3/23/2028	6,606,000	6,788,799
Washington Gas Light Co 3.796% 9/15/2046	2,400,000	1,915,683
		115,654,892
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The 5.8% 3/15/2032	3,830,000	4,000,882
Constellation Energy Generation LLC 4.4% 1/15/2031	1,900,000	1,912,980
Constellation Energy Generation LLC 5.75% 3/15/2054 (e)	7,400,000	7,440,365
Constellation Energy Generation LLC 5.875% 1/15/2066	1,900,000	1,895,955
Constellation Energy Generation LLC 6.125% 1/15/2034	2,000,000	2,188,756
Constellation Energy Generation LLC 6.25% 10/1/2039 (e)	2,000,000	2,192,950
Southern Power Co 4.9% 10/1/2035	4,317,000	4,301,384
		23,933,272
Multi-Utilities - 0.4%
Ameren Corp 1.95% 3/15/2027	8,995,000	8,812,864
Ameren Corp 5% 5/15/2036	8,000,000	8,008,628
Ameren Illinois Co 3.8% 5/15/2028	1,500,000	1,500,795
Ameren Illinois Co 4.5% 3/15/2049	5,993,000	5,213,103
Ameren Illinois Co 4.95% 6/1/2033	4,600,000	4,748,433
Ameren Illinois Co 5.55% 7/1/2054	2,700,000	2,693,019
Berkshire Hathaway Energy Co 3.25% 4/15/2028	7,944,000	7,864,563
Berkshire Hathaway Energy Co 3.7% 7/15/2030	7,954,000	7,876,342
Berkshire Hathaway Energy Co 3.8% 7/15/2048	7,944,000	6,105,800
Berkshire Hathaway Energy Co 4.25% 10/15/2050	6,859,000	5,647,233
Berkshire Hathaway Energy Co 4.5% 2/1/2045	5,282,000	4,625,013
Berkshire Hathaway Energy Co 5.15% 11/15/2043	6,144,000	5,970,342
CMS Energy Corp 4.875% 3/1/2044 (e)	3,972,000	3,619,554
Consumers Energy Co 2.65% 8/15/2052	5,707,000	3,573,997
Consumers Energy Co 3.5% 8/1/2051	2,900,000	2,130,684
Consumers Energy Co 4.5% 1/15/2031 (e)	5,910,000	6,030,740
Consumers Energy Co 4.7% 1/15/2030	7,660,000	7,863,280
Consumers Energy Co 5.05% 5/15/2035	6,310,000	6,500,089
Delmarva Power & Light Co 4% 6/1/2042	3,177,000	2,722,221
Dominion Energy Inc 3.375% 4/1/2030	20,434,000	19,877,755
Dominion Energy Inc 4.35% 8/15/2032	2,000,000	1,983,460
Dominion Energy Inc 4.85% 8/15/2052	5,000,000	4,330,918
Dominion Energy Inc 4.9% 8/1/2041	1,589,000	1,480,322
Dominion Energy Inc 5.45% 3/15/2035	1,500,000	1,549,925
Dominion Energy Inc 6% 2/15/2056 (d)	4,970,000	5,043,322
Dominion Energy Inc 6.2% 2/15/2056 (d)	4,560,000	4,642,340
Dominion Energy Inc 7% 6/1/2054 (d)	3,700,000	4,016,650
DTE Energy Co 2.85% 10/1/2026	4,766,000	4,735,559
DTE Energy Co 3.8% 3/15/2027	10,732,000	10,627,386
DTE Energy Co 4.95% 7/1/2027	5,690,000	5,757,774
DTE Energy Co 5.05% 10/1/2035	3,000,000	3,027,566
DTE Energy Co 5.2% 4/1/2030	4,410,000	4,585,536
NiSource Inc 1.7% 2/15/2031	12,856,000	11,396,904
NiSource Inc 3.49% 5/15/2027	6,076,000	6,043,565
NiSource Inc 3.95% 3/30/2048	7,944,000	6,267,138
NiSource Inc 4.375% 5/15/2047	3,797,000	3,211,228
NiSource Inc 4.8% 2/15/2044	4,369,000	3,978,036
Public Service Enterprise Group Inc 2.45% 11/15/2031	5,100,000	4,622,175
Puget Energy Inc 4.1% 6/15/2030	11,406,000	11,257,886
San Diego Gas & Electric Co 4.5% 8/15/2040	795,000	734,390
San Diego Gas & Electric Co 4.95% 8/15/2028	2,900,000	2,975,890
San Diego Gas & Electric Co 5.35% 4/1/2053	1,300,000	1,236,643
San Diego Gas & Electric Co 5.4% 4/15/2035	5,000,000	5,210,570
San Diego Gas & Electric Co 5.55% 4/15/2054	6,500,000	6,402,990
Sempra 3.25% 6/15/2027	4,846,000	4,803,392
Sempra 3.8% 2/1/2038	6,737,000	5,886,158
Sempra 4% 2/1/2048	17,508,000	13,589,552
Sempra 4.125% 4/1/2052 (d)(e)	3,250,000	3,207,839
Sempra 6% 10/15/2039	795,000	839,655
		264,829,224
Water Utilities - 0.0%
American Water Capital Corp 2.8% 5/1/2030 (e)	2,000,000	1,914,253
American Water Capital Corp 2.95% 9/1/2027	4,833,000	4,778,980
American Water Capital Corp 3.45% 6/1/2029	4,833,000	4,768,839
American Water Capital Corp 4.45% 6/1/2032	12,000,000	12,115,363
American Water Capital Corp 5.25% 3/1/2035	7,000,000	7,273,525
American Water Capital Corp 6.593% 10/15/2037	5,173,000	5,956,242
		36,807,202
TOTAL UTILITIES		1,754,542,836
TOTAL UNITED STATES		15,527,105,384
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $19,485,983,712)		18,485,759,411

U.S. Government Agency - Mortgage Securities - 25.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 25.2%
Fannie Mae 2% 2/1/2052	9,095,741	7,676,960
Fannie Mae 2% 4/1/2052	10,412,171	8,755,511
Fannie Mae 2.5% 11/1/2031	8,042	7,825
Fannie Mae 2.5% 7/1/2050	5,332,585	4,677,800
Fannie Mae 3% 10/1/2031	1,372,479	1,349,002
Fannie Mae 3% 10/1/2046	18,043	16,710
Fannie Mae 3% 11/1/2047	309,276	285,754
Fannie Mae 3% 2/1/2050	164,407	150,259
Fannie Mae 3% 7/1/2050	7,052	6,441
Fannie Mae 3.5% 2/1/2045	10,395,554	10,066,761
Fannie Mae 3.5% 4/1/2031	496,860	494,632
Fannie Mae 3.5% 8/1/2052	797,034	751,572
Fannie Mae 4% 4/1/2050	442,791	434,308
Fannie Mae 4.5% 1/1/2055	1,117,635	1,114,913
Fannie Mae 5.5% 1/1/2055	20,398,325	21,031,352
Fannie Mae 5.5% 11/1/2055	3,988,509	4,055,573
Fannie Mae 5.5% 2/1/2055	2,062,238	2,119,791
Fannie Mae 5.5% 4/1/2053	891,086	909,550
Fannie Mae 6% 1/1/2055	679,854	697,895
Fannie Mae 6% 12/1/2054	5,708,126	5,992,938
Fannie Mae 6% 12/1/2054	5,580,770	5,728,864
Fannie Mae 6% 6/1/2053	1,683,291	1,733,351
Fannie Mae 6% 7/1/2054	2,296,727	2,357,365
Fannie Mae 6% 7/1/2054	1,009,710	1,041,947
Fannie Mae 6.5% 5/1/2053	24,238	25,243
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.5522%, 6.286% 11/1/2034 (c)(d)	965,291	997,732
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.52% 11/1/2034 (c)(d)	67,474	70,017
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	4,814,261	4,403,822
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	7,819,517	7,130,873
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	649,151	591,982
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	406,436	373,182
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	6,951,989	6,340,832
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	1,612,471	1,477,016
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	955,173	871,202
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	382,819	349,165
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2050	124,291	98,970
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	36,531,422	29,009,233
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	683,178	542,505
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	34,604,780	31,562,635
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	17,012,745	15,583,593
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	7,312,041	6,668,089
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	3,356,937	3,078,085
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	3,063,034	2,812,425
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	2,825,427	2,595,141
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	2,662,831	2,439,141
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	967,652	887,272
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	509,330	464,475
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	432,910	394,852
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	127,513	116,303
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	34,486,340	27,460,693
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	23,061,401	18,363,272
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	21,021,448	16,692,920
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	247,252	226,713
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	6,868,479	6,263,591
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	622,914	568,056
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	328,765	299,812
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	205,441	188,183
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	148,224	135,171
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2041	7,578,556	6,498,367
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	32,685,566	26,026,778
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	14,197,020	11,304,766
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	27,819,479	25,447,735
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	4,908,172	4,489,727
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2037	11,049,208	10,076,134
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	13,500,400	12,349,426
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2037	331,650	302,443
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2037	302,713	276,054
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2037	279,773	255,134
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2051	520,028	413,274
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	439,999	401,799
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2037	273,197	249,137
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2037	320,993	292,724
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	566,869	450,499
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2031	23,762	22,692
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	1,208,396	1,103,487
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	553,756	508,449
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	4,919,303	3,906,368
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	254,566	202,148
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	24,191	19,210
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2028	15,284	15,050
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2031	15,368	14,938
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	40,555,014	37,912,032
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	510,633	477,355
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	489,175	457,296
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	21,074	19,779
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	101,786,951	85,241,940
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	136,297	114,100
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	2,812,342	2,330,601
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	2,522,502	2,102,233
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	626,775	522,349
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	588,311	490,294
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2054	947,741	791,320
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2026	4,540	4,506
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2030	188,543	182,670
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	7,916,563	7,408,060
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	500,808	468,640
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	341,821	319,865
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	327,690	306,642
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	296,870	277,802
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	19,623	18,363
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	455,931	425,933
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	209,596	195,478
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	164,119	153,115
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	105,034	97,992
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	45,475	42,369
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	10,800,954	9,041,932
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	7,424,743	6,215,564
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	7,321,817	6,129,401
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	2,005,051	1,678,512
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	276,806	229,477
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	46,350,156	38,700,271
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,721,551	1,437,417
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	739,195	617,194
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	152,608	127,421
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	53,753	44,882
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2031	105,228	102,084
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2035	35,835,882	33,534,043
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2035	21,898,621	20,492,011
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2035	22,947	21,452
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	13,592,382	12,681,076
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	249,815	233,222
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	109,046	101,701
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	67,808	63,177
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2038	744,704	694,542
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	4,660,908	3,901,842
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	4,628,287	3,874,533
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	91,640,537	76,515,679
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	90,118,259	75,244,646
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	8,208,482	6,897,317
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,971,119	1,633,475
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	41,602	34,736
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	29,908	25,112
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	20,147	16,822
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	41,413,960	38,715,000
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	1,355,143	1,266,828
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	452,382	421,487
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	3,489,295	3,258,626
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	1,586,802	1,480,414
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	327,725	305,650
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	71,457,441	59,820,025
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	28,493,333	23,852,966
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	15,531,818	13,041,167
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	4,761,736	3,984,761
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	3,812,931	3,207,455
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	558,912	467,714
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	67,942,958	57,090,226
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	55,995,478	47,261,135
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	47,467,735	39,915,238
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,288,436	1,910,740
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,658,170	1,374,133
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	421,979	354,970
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	137,727	114,996
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	89,903	75,065
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	18,232	15,263
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	7,679,126	7,178,675
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	138,648	129,613
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	56,141	52,482
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	28,540	26,591
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	11,137,027	10,386,861
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	300,742,043	251,669,814
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	33,107,264	27,787,903
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	2,775,147	2,301,511
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	2,423,113	2,039,848
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	6,390,642	5,357,863
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	36,734,275	34,311,591
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	447,888	418,699
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	416,591	389,051
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	343,147	320,784
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	38,841	36,455
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	19,334,129	18,031,825
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	153,203	143,075
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2040	62,836	56,799
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	13,536,335	11,319,144
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	3,450,789	2,894,192
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,106,303	3,428,576
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,763,773	1,490,859
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	959,360	799,523
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	132,944	110,795
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	89,494	74,584
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2027	861	852
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2035	181,155	170,934
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	420,003	392,500
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	339,284	316,855
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	7,829,296	6,546,892
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	5,326,542	4,454,079
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	600,189	501,881
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	179,405	149,515
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	100,043	83,375
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2030	55,202	53,631
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2035	190,317	178,806
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2035	133,606	125,525
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2035	27,493	25,830
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	266,692	249,145
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	117,177	109,430
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	40,347	37,869
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	25,830	24,131
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2037	785,630	732,711
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2037	772,552	720,514
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2037	27,720	25,853
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	333,384,348	278,777,492
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	11,402,538	9,556,234
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	2,911,407	2,414,516
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2052	790,208	659,788
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2030	18,825	18,253
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	159,917	150,245
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	4,529,831	3,797,774
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	10,800,211	9,031,185
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	986,814	818,394
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	4,209,893	3,955,267
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	1,815,920	1,706,088
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	1,377,364	1,288,892
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	2,085,303	1,942,886
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	24,668	23,006
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,489,947	1,248,228
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,062,857	890,427
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	13,050,900	10,900,986
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,150,261	1,798,058
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2028	108,332	106,201
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	4,403,212	4,120,381
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	3,742,488	3,502,097
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	1,297,051	1,213,738
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	326,388	305,423
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	174,577	164,018
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2036	27,114	25,288
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	5,827,046	5,232,232
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	4,536,070	3,800,170
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	8,104,266	6,769,226
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	2,073,719	1,750,254
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	57,238	47,809
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	27,204,565	25,457,140
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	750,327	702,131
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	665,839	623,071
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2036	788,879	735,742
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2036	120,175	112,230
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	37,323,636	31,315,165
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	5,116,162	4,286,152
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	2,907,379	2,427,529
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	153,063	127,801
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	1,093,364	1,080,329
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	31,914	31,533
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	11,066	10,938
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	7,972	7,881
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	5,267	5,205
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	3,997	3,951
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2030	24,271	23,789
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2030	22,495	22,041
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	254,475	248,327
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	240,655	235,057
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	161,817	158,050
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	124,012	120,932
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	75,841	73,983
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	71,992	70,317
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	70,302	68,862
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	64,372	62,839
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	54,702	53,429
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	34,266	33,469
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	26,981	26,363
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	25,805	25,214
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	15,122	14,784
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	10,854	10,608
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	9,037	8,829
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	8,182	7,991
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	6,487	6,336
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	1,568,048	1,531,562
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	1,478,823	1,446,236
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	374,522	364,041
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	316,874	307,900
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	211,003	205,169
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	31,004	30,105
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	16,152	15,700
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	6,282	6,107
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	411,503	397,830
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	254,413	246,211
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	233,277	225,903
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2035	2,026,531	1,947,235
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2040	29,627	27,505
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	31,737	28,874
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2046	17,162	15,198
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	851,511	756,534
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	264,674	235,152
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2050	1,457,185	1,281,446
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	22,397,724	19,598,526
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	1,546,442	1,358,005
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,887,431	2,503,108
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,445,003	2,119,569
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,376,343	2,084,553
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,072,732	1,818,222
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,942,643	1,684,073
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,898,132	1,645,487
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,316,306	1,160,848
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,044,106	920,795
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	905,488	785,532
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	705,726	622,379
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	483,312	419,285
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	380,175	329,810
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2027	49,265	48,731
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2027	33,644	33,279
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2027	27,143	26,859
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2027	15,407	15,246
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2028	47,264	46,582
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2029	23,622	23,169
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2030	56,901	55,597
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2030	32,024	31,262
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2030	13,898	13,587
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	676,969	658,248
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	418,884	407,162
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	408,192	397,314
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	346,944	337,236
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	134,671	130,813
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	118,080	114,813
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	106,742	103,827
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	103,886	101,049
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	40,324	39,209
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	34,949	33,995
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	22,136	21,531
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	20,340	19,821
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	15,295	14,867
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	8,331	8,095
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	6,637	6,456
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	5,544	5,394
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	2,712	2,633
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2032	777,590	753,004
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2034	704,921	677,338
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2036	19,900	18,813
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2039	142,992	132,988
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2039	137,389	131,025
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2042	64,756	59,017
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2043	224,384	203,965
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	107,314,197	93,902,401
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	34,056	29,896
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	73,282,993	63,731,470
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	3,322,170	2,914,243
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,928,573	1,671,274
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,924,846	1,668,646
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	184,809	160,326
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	23,937	20,781
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	111,145	109,899
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	36,953	36,538
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	18,580	18,372
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	8,140	8,052
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	2,543	2,515
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	87,573	85,893
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	47,875	47,114
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	1,638	1,605
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	276,439	273,341
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	66,529	65,063
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	58,766	57,490
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	44,034	43,037
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	33,571	32,821
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	25,849	25,271
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	10,612	10,372
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	4,908	4,796
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	4,552	4,451
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	305,221	298,121
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	281,526	273,555
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	281,108	273,429
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	110,301	107,289
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	86,912	84,538
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	82,907	80,587
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	48,541	47,197
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	10,614	10,324
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	4,424	4,303
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	158,045	153,156
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	113,043	109,543
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	106,761	103,488
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	34,028	33,008
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	10,984	10,648
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2034	2,829,643	2,718,921
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2035	1,749,153	1,671,418
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	1,527,595	1,456,364
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	93,605	88,459
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2037	886,769	845,697
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2037	124,443	118,680
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2039	264,080	245,533
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2046	60,861	54,130
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	1,763,043	1,550,417
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	311,818	274,213
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	168,396	148,087
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	416,697	364,750
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	204,144	179,524
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	157,074	137,443
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,267,741	1,965,901
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,189,924	1,908,706
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,137,019	1,852,578
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	435,249	379,357
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2026	15,599	15,498
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	28,873	28,549
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	21,348	21,109
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	20,520	20,282
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	12,313	12,175
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	12,261	12,128
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	11,350	11,215
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	8,500	8,399
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	8,254	8,158
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	5,626	5,559
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	4,268	4,219
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2029	83,217	81,678
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2029	65,888	64,623
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	355,974	348,241
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	73,307	71,603
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	71,200	69,544
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	71,065	69,436
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	66,121	64,684
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	43,639	42,556
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	23,560	23,012
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	11,580	11,311
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	11,272	10,996
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	8,975	8,770
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	6,513	6,364
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	3,630	3,545
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	287,446	279,118
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	107,807	104,789
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	98,673	95,813
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	87,721	85,267
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	78,309	76,012
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	30,295	29,478
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	7,781	7,569
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	2,096	2,035
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	337,672	326,801
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	91,205	88,380
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	61,414	59,572
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	52,460	50,819
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	24,055	23,294
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	8,212	7,940
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	274,049	264,870
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2040	39,639	36,625
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2046	153,986	136,954
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	5,556,690	4,862,232
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	84,831	74,547
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	17,858	15,537
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	71,252,498	62,703,844
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	66,445,143	58,224,092
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	57,693,217	50,735,306
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	3,845,646	3,333,783
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	2,161,607	1,875,244
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,201,087	1,041,220
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,139,070	988,170
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	958,466	830,892
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	719,380	627,002
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	316,203	274,511
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	233,800	202,827
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	24,739	21,446
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	21,341	18,514
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	256,663	253,431
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	44,736	44,187
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	13,002	12,843
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	6,063	5,991
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	3,962	3,912
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	2,456	2,426
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2030	34,525	33,829
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2030	24,141	23,653
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2030	23,821	23,356
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	424,954	418,606
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	105,211	102,799
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	97,051	94,674
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	78,558	76,729
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	65,858	64,324
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	39,950	39,046
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	20,938	20,451
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	9,052	8,847
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	7,923	7,734
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	7,298	7,128
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	4,719	4,602
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	336,284	326,651
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	235,806	229,049
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	199,389	193,609
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	136,465	132,645
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	92,706	90,017
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	53,811	52,301
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2033	35,547	34,250
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2033	13,365	12,908
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	476,486	457,842
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2040	11,338	10,525
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	46,123	42,575
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	47,169	42,905
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2047	145,800	129,538
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2050	934,452	820,003
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	1,326,314	1,152,266
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	975,173	851,775
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	816,116	707,745
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	119,320	104,222
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	3,458,251	3,000,113
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	2,331,875	2,020,769
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	2,214,834	1,927,649
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	2,204,099	1,921,061
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	1,545,170	1,344,816
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	1,464,845	1,282,688
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	1,385,974	1,206,263
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	908,811	787,847
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	740,951	653,443
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	721,257	627,736
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	713,318	623,724
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	711,347	622,000
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2027	10,729	10,640
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2028	32,792	32,401
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2028	31,073	30,692
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2028	1,848	1,825
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2029	116,735	115,470
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2029	92,788	91,484
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2030	68,699	67,227
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2030	1,995	1,954
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2031	8,651	8,442
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2031	2,131	2,079
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2032	2,989,923	2,905,204
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2032	201,665	195,951
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2032	63,543	61,807
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2032	7,406	7,194
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2033	129,646	125,625
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2033	28,290	27,377
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	426,288	408,942
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	9,726,194	9,278,747
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	3,548,230	3,384,996
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	209,957	191,819
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	117,688	107,282
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	13,181	12,109
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	88,309	77,493
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	64,223	56,357
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	12,130,573	10,614,531
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	4,865,890	4,245,601
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	146,642	128,086
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	38,380	33,283
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	31,006	26,889
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	10,159,523	8,842,195
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,429,079	2,105,764
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2027	690,736	684,651
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2027	3,877	3,845
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	59,539	58,789
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	35,359	34,913
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	16,040	15,833
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	8,470	8,372
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	5,508	5,439
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	249,524	245,104
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	69,302	67,916
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	58,940	57,733
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	316,925	309,274
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	165,850	161,622
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	42,211	41,191
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2032	235,397	228,726
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2032	81,897	79,548
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2032	54,319	52,762
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2032	16,368	15,888
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	9,108,892	8,768,859
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	361,407	344,555
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	501,713	479,102
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2040	1,789,756	1,659,945
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	1,545,246	1,406,853
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	445,824	405,340
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	144,929	132,731
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	87,001	79,053
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	32,388	30,087
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	29,114	26,510
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2045	10,043	8,932
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	97,226	86,473
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	47,396	42,154
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	42,584	37,874
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	39,017	34,702
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	18,839	16,755
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	17,611	15,663
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	16,468	14,647
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	10,265	9,130
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2050	557,001	488,781
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2050	89,991	78,829
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2050	28,675	25,118
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	119,777,101	104,508,287
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,977,317	1,713,514
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,334,380	1,157,188
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	393,742	341,580
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	37,268	32,354
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	3,008,673	2,608,213
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	893,938	774,953
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	350,260	304,078
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	26,880	23,294
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	20,953	18,236
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	60,059	59,529
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	14,640	14,504
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	7,935	7,865
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	5,046	4,999
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	2,124	2,105
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	840	832
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	61,482	60,666
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	39,436	38,896
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	26,818	26,461
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	17,646	17,419
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	16,464	16,251
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	8,858	8,750
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	6,139	6,061
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	5,545	5,467
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	3,449	3,410
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2029	54,786	53,897
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2029	20,174	19,808
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2030	569,618	562,048
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2030	70,112	68,632
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2030	6,540	6,404
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	155,969	152,201
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	95,607	93,234
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	79,111	77,199
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	67,403	65,751
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	17,240	16,812
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	15,590	15,203
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2032	165,728	160,816
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2032	92,187	89,669
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	950,600	910,730
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	546,608	523,682
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	4,273,981	3,962,878
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2043	90,999	82,611
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	226,155	201,141
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	87,302	77,646
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	59,391	52,822
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	50,993	45,353
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	4,347,720	3,808,431
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	1,611,247	1,411,389
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	849,189	743,856
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	442,033	387,203
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	77,165,238	67,328,453
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	35,601,771	31,230,251
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	961,747	833,436
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	298,112	258,806
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	28,787	25,117
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	13,233,596	11,534,212
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	129,130	112,387
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	52,307	45,329
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2027	20,041	19,848
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2027	14,595	14,460
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2027	2,467	2,443
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	865,393	853,565
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	327,730	323,376
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	104,177	102,793
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	88,185	87,046
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	22,462	22,155
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	19,771	19,486
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	18,860	18,609
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	13,842	13,658
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	8,623	8,509
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	8,419	8,304
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	5,793	5,716
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	5,157	5,094
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	3,563	3,516
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	2,557	2,524
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	954	941
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2030	47,779	46,741
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2030	23,234	22,708
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2030	8,771	8,586
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	2,394,974	2,334,753
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	174,756	170,099
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	152,705	148,807
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	75,776	73,846
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	50,180	48,902
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	48,238	47,090
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	43,132	41,925
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	29,209	28,484
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2032	134,610	130,661
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2032	89,968	87,509
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2032	10,289	9,990
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	12,514,024	11,989,163
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	657,449	629,875
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2036	384,882	367,537
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	6,636,455	6,148,211
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	207,485	191,860
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2043	8,704	7,930
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	341,467	303,700
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	338,971	298,726
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	128,869	114,615
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	1,171,024	1,027,966
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	385,998	338,119
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	229,656	201,169
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	148,153	129,776
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	32,366	28,412
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	30,749	27,022
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	890,102	771,349
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	886,906	768,580
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	448,465	389,334
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	222,541	192,851
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	652,089	566,925
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2053	659,184	573,711
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2026	5,845	5,819
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2027	97,023	96,047
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2027	33,147	32,827
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2027	11,238	11,129
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2027	2,776	2,747
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	201,565	198,886
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	198,418	195,856
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	116,321	114,732
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	112,221	110,729
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	84,514	83,359
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	45,006	44,374
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	42,812	42,244
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	33,311	32,843
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	32,958	32,482
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	27,748	27,369
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	22,820	22,517
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	16,179	15,958
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	14,629	14,435
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	11,453	11,288
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	8,957	8,834
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	8,028	7,912
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	6,778	6,686
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	6,761	6,664
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	5,074	5,012
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	3,506	3,455
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	2,062	2,034
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	1,946	1,921
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	1,544	1,522
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2029	63,982	62,734
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2029	1,068	1,048
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2030	48,928	47,896
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2030	8,160	7,988
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2030	5,006	4,891
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2030	4,869	4,763
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	214,049	208,666
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	37,449	36,495
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	14,487	14,101
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	6,939,541	6,639,810
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	447,179	427,864
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	376,540	360,276
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2037	2,218,174	2,115,435
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2037	1,028,906	985,431
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2037	176,837	168,646
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2038	351,774	335,481
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	516,352	478,137
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2045	2,446,544	2,162,954
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	2,301,417	2,046,876
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	1,042,697	927,373
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	272,184	242,080
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	39,098,557	34,529,817
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	7,254,019	6,354,235
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	255,978	224,227
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	197,062	171,264
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	7,974,655	6,958,071
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	11,644,749	10,094,810
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	2,064,164	1,790,498
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	46,868	40,630
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2027	21,811	21,591
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2027	3,153	3,121
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2027	1,445	1,430
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2027	428	424
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	74,586	73,510
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	69,603	68,678
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	26,237	25,878
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	20,584	20,287
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	16,367	16,137
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	16,095	15,875
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	12,800	12,620
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	9,403	9,275
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	7,305	7,202
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	5,188	5,115
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	286,735	281,428
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	177,973	174,561
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	136,318	133,658
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	134,193	131,664
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	93,150	91,364
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	22,241	21,799
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	3,608	3,539
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	1,137	1,116
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2030	51,326	50,180
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2030	24,281	23,746
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	668,184	651,376
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	200,613	195,501
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	65,096	63,437
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	57,726	56,169
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	6,130	5,974
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2032	244,234	236,828
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2032	35,598	34,484
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2032	2,514	2,433
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2033	176,727	170,863
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2034	40,426	38,908
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	12,604,177	12,059,780
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	11,372,073	10,880,892
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	1,617,447	1,547,587
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2036	122,208	116,700
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2039	21,578	20,095
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2043	99,447	90,075
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2043	95,782	86,275
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2043	77,009	69,756
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	46,726,972	40,930,986
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	17,863,886	15,648,060
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	2,540,466	2,228,524
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	410,436	360,295
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	10,511,075	9,171,156
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	40,507	35,179
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	27,817	24,150
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2027	33,341	32,993
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2027	14,076	13,929
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2027	4,029	3,985
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	818,812	803,386
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	524,459	514,394
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	204,150	200,165
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	186,190	182,680
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	159,881	156,922
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	111,047	108,807
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	94,637	92,759
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	92,405	90,664
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	82,425	80,843
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	72,502	71,161
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	57,691	56,663
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	56,342	55,280
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	10,914	10,694
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	4,811	4,720
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	123,437	120,108
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	83,818	81,824
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	29,056	28,272
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	13,873	13,498
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	4,499	4,379
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2032	90,229	87,492
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2032	1,028	994
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2034	438,041	421,585
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2040	227,410	210,390
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2042	3,849,368	3,540,293
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2046	160,512	142,759
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	23,503,586	20,588,215
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	4,963,630	4,343,291
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	2,019,934	1,769,383
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	652,101	570,604
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	417,231	365,087
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	72,363	62,890
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	52,685,430	46,364,395
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	33,841,650	29,495,894
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	1,269,007	1,100,893
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	63,565	55,402
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2052	690,790	601,219
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2052	466,022	405,596
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	33,861	33,663
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	27,150	27,000
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	8,988	8,935
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	3,146	3,128
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	2,527	2,512
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	1,347	1,339
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	986	980
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	545	542
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2029	7,967	7,878
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2029	2,106	2,083
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	222,236	219,322
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	62,757	61,941
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	42,382	41,966
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	31,779	31,373
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	13,389	13,211
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	80	79
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	584,539	575,826
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	444,792	438,321
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	25,126	24,760
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	16,264	16,009
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	10,944	10,783
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	9,648	9,506
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	557,598	547,851
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	69,161	67,912
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	5,437	5,342
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	786,644	771,261
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	77,332	75,891
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	63,900	62,686
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	10,637,624	10,431,349
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	589,385	566,293
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	1,206,709	1,134,180
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	552,467	523,164
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	437,010	410,392
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	356,910	335,300
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	291,126	273,906
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	213,174	201,429
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	9,890	9,285
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,676	7,209
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	1,720,126	1,613,238
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	68,699	63,935
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	89,487	83,332
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	50,702	47,179
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	49,787	46,669
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	9,602	8,904
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	662,750	614,295
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	394,323	365,535
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	68,158	63,098
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	7,466	6,914
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	3,114,884	2,883,823
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	2,346,682	2,172,607
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	1,646,147	1,524,036
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	1,575,372	1,458,512
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	1,273,004	1,178,971
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	1,046,285	968,672
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	930,017	861,029
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	232,420	215,180
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	139,664	129,304
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	130,713	121,017
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	115,612	107,036
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	54,869	50,799
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2048	296,655	274,093
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2048	45,372	41,964
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	9,380,742	8,573,488
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	4,948,646	4,522,794
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	666,999	609,601
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	520,109	475,352
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	96,493	88,189
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	94,200	86,094
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	53,803	49,492
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	50,610	46,286
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	37,443	34,443
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	12,242	11,189
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	30,463	27,842
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	15,860	14,480
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	14,008	12,680
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	1,214,681	1,105,217
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	1,155,195	1,051,092
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	1,058,977	963,545
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	887,158	807,210
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	345,634	312,758
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	253,582	230,730
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	62,585	56,750
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	45,380	41,064
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2026	3,002	2,987
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2026	270	268
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2027	166,227	164,917
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2027	35,239	34,965
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2027	5,084	5,045
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2029	251,755	248,499
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2029	20,972	20,711
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2029	2,342	2,312
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	346,658	341,717
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	119,895	118,202
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	93,739	92,375
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	70,770	69,751
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	65,635	64,700
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	64,866	63,923
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	33,983	33,498
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	26,935	26,556
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	15,810	15,577
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	13,988	13,787
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	3,436	3,387
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2031	350,469	344,564
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2031	112,950	111,004
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	1,081,633	1,061,079
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	113,448	111,312
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	11,218	11,002
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	241,008	236,068
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	95,442	93,246
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	31,894	31,223
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	175,726	171,879
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	15,547	15,173
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2039	4,448	4,280
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	372,670	349,262
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	23,009	21,814
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	954,629	894,157
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	519,082	484,545
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	398,931	373,553
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	383,762	358,165
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	347,606	325,052
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	94,267	88,317
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	87,844	82,253
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	35,006	32,778
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	5,973	5,593
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	13,233,709	12,408,290
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	215,134	199,378
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	1,250,551	1,158,176
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	1,141,585	1,057,260
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	1,040,806	963,925
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	904,870	838,030
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	876,435	811,695
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	634,637	587,758
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	306,516	283,874
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	294,959	273,171
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	191,829	174,962
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	187,680	173,816
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	177,946	164,802
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	156,389	144,837
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	25,002	23,155
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	20,873	19,332
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	20,192	18,701
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	18,913	17,516
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	14,994	13,928
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	5,203	4,819
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2047	377,438	349,086
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2048	39,429	36,369
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	21,766,130	19,947,474
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	12,822,988	11,819,693
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	9,894,083	9,110,675
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	7,011,635	6,425,782
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	1,284,089	1,176,798
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	376,602	345,135
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	204,331	187,259
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	73,720	67,560
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	6,439,614	5,859,296
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	4,710,184	4,262,166
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	602,556	545,243
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	18,630	16,940
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	53,006	52,730
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	21,055	20,939
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	15,255	15,170
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	207,085	205,427
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	56,394	55,937
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	13,412	13,308
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	9,640	9,561
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2029	14,089	13,902
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2029	4,845	4,783
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2029	4,159	4,105
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2029	2,232	2,203
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	133,314	131,326
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	118,996	117,283
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	117,224	115,536
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	76,742	75,646
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	53,748	52,974
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	34,718	34,224
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	27,306	26,917
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	7,438	7,341
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	3,634	3,577
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2031	54,849	53,912
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2031	15,760	15,485
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2031	1,233	1,223
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	1,171,899	1,149,414
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	81,060	79,476
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	805,607	790,414
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	318,017	310,359
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	952,227	896,044
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	693,320	650,333
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	510,371	480,432
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	213,606	201,114
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	111,833	105,220
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	49,733	46,855
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2043	14,260	13,337
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2045	94,691	87,687
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	11,483,735	10,635,467
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	10,259,278	9,623,107
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	6,910,502	6,400,045
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	6,386,085	5,914,365
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	3,375,006	3,125,705
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	991,364	917,825
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	772,386	725,075
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	184,792	171,142
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	148,994	137,989
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	144,057	133,416
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	133,563	123,655
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	99,557	92,203
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	17,746	16,429
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	9,722	9,004
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	512,671	474,160
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	217,207	200,891
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	115,782	107,048
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	73,302	67,773
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2048	4,833,410	4,465,808
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	1,331,173	1,219,948
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	1,167,709	1,070,142
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	489,637	448,726
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	176,933	162,150
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	586,127	535,139
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	361,743	330,613
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	334,789	306,292
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	268,034	244,885
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	18,117	16,524
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	6,286,884	5,688,895
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	358,548	325,788
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	14,964	14,882
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	7,541	7,500
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	5,158	5,129
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	3,682	3,662
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	3,492	3,473
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	3,133	3,115
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	2,261	2,249
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2027	1,316	1,305
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2027	680	674
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2028	3,393	3,358
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2029	383,696	378,804
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2029	23,931	23,626
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2029	8,703	8,589
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2029	5,870	5,797
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	164,526	162,182
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	37,525	36,995
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	32,277	31,803
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	26,698	26,309
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	21,508	21,188
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	13,280	13,086
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	7,450	7,343
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	7,336	7,229
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	7,198	7,092
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	5,561	5,479
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	2,326	2,291
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	119,833	117,791
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	58,088	57,071
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	14,122	13,878
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	12,321	12,109
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	11,929	11,751
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	193,133	189,114
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	68,279	66,977
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2033	541,513	530,419
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2033	113,138	110,630
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2033	24,951	24,419
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	12,101,795	11,867,130
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2039	58,222	55,941
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	12,313,286	11,560,486
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	5,013,704	4,707,633
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	1,041,787	976,323
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	711,568	670,936
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	381,124	357,913
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	242,729	227,547
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	214,815	201,693
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	68,854	64,985
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	27,012	25,383
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2043	82,532	77,421
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2044	588,085	543,543
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	847,127	786,451
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	582,664	540,429
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	498,397	461,997
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	8,211,515	7,602,389
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	2,285,486	2,116,664
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	1,148,491	1,063,297
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	721,950	668,396
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	696,356	644,701
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	336,590	311,622
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	196,476	181,902
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	185,251	171,509
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	173,384	160,523
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	155,976	144,406
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	48,050	44,486
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	27,753	25,694
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	22,468	20,801
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	18,445	17,077
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	6,906	6,394
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	402,671	372,046
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	230,423	212,898
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	52,342	48,394
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	8,395,797	7,741,518
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	1,638,615	1,497,605
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	853,254	779,828
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	711,516	652,066
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	518,217	473,622
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	270,424	247,153
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	269,774	246,559
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	1,275,058	1,165,334
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	125,418	114,390
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,833,378	2,563,876
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,264,047	1,151,716
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	835,204	755,762
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	632,778	574,568
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	29,654	26,926
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	29,207	29,036
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	27,514	27,345
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	14,701	14,615
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	9,256	9,196
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	3,213	3,193
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	2,554	2,538
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	1,908	1,897
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	1,547	1,538
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	339	336
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2029	725,063	717,324
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2029	422,508	417,998
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	463,893	457,811
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	233,781	230,782
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	46,438	45,845
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	45,813	45,204
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	25,255	24,931
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	9,254	9,125
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	1,530	1,508
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	501,078	493,409
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	135,081	133,173
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	83,179	81,939
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	31,243	30,765
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	29,185	28,755
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	16,613	16,362
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	12,790	12,599
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	9,060	8,925
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	8,131	8,008
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	6,524	6,422
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	3,216	3,168
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	3,045	3,001
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	319,503	314,058
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	65,633	64,472
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	14,871	14,603
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	7,606	7,471
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	1,120,873	1,098,552
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	598,455	587,082
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	11,583,656	11,356,921
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	371,913	364,977
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	75,080	73,439
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	61,368	60,064
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2040	4,092,921	3,932,563
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2040	100,729	96,782
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	358,006	335,817
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	152,160	142,580
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	91,252	85,933
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	82,255	77,273
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	9,483	8,878
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	326,224	303,915
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	60,267	56,010
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	50,796	47,058
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	1,072,247	992,305
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	396,088	367,509
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	276,512	255,984
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	125,558	116,644
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	72,167	66,863
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	5,768,941	5,341,005
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	4,254,869	3,988,082
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	4,084,111	3,825,644
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	2,447,295	2,265,756
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	1,737,648	1,608,750
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	606,688	568,632
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	184,121	170,463
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	92,701	85,825
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	259,104	239,398
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	37,597	34,844
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2049	157,726	145,139
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	3,413,373	3,119,638
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	296,476	270,963
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	291,355	266,283
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	153,743	140,513
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	26,140	23,890
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	4,078,083	3,723,323
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	512,064	467,679
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	47,664	43,473
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,139,467	1,036,782
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	57,161	51,724
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2026	3	2
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	76,088	75,593
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	33,242	33,025
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	3,210	3,191
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	1,603	1,593
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	889	883
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2028	8,718	8,648
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2028	3,348	3,319
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2028	3,211	3,182
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2029	595,671	588,947
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2029	24,391	24,121
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	77,778	77,209
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	55,060	54,320
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	5,031	4,980
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	64,045	63,063
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	40,896	40,278
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	28,181	27,767
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	25,566	25,243
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	16,911	16,655
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	16,241	15,970
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	8,840	8,707
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	3,154	3,101
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	872,295	856,367
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	515,782	506,469
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	207,434	203,685
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	107,844	105,916
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	84,001	82,499
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	38,573	37,885
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	16,289	15,995
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	13,045	12,807
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	10,726	10,532
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	92,223	90,386
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	41,258	40,458
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2035	1,287,063	1,254,464
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2038	368,246	356,926
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2042	41,444	39,069
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	166,718	156,467
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	43,830	41,198
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	24,425	22,923
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	21,035	19,721
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	17,217	16,193
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	6,088	5,712
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	5,377	5,039
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	328,344	304,090
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	251,507	232,929
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	242,259	224,364
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	89,839	83,140
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	51,614	47,834
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	46,679	43,231
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	29,456	27,672
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	385,382	356,794
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	293,476	272,532
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	170,921	158,243
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	143,881	133,208
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	775,895	716,885
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	534,537	493,883
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	384,964	355,686
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	15,445	14,284
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	62,380,668	57,441,404
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	22,579,328	20,770,342
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	22,246,443	20,484,983
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	4,053,443	3,732,494
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	3,811,842	3,508,831
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	3,355,256	3,085,395
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	2,935,485	2,699,386
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	786,895	719,179
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	557,975	509,200
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	261,559	239,050
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	150,110	137,146
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	31,804	28,991
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	26,142	23,909
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	22,206	20,289
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	18,814	17,195
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	9,112	8,328
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2051	215,383	196,849
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	14,213,526	12,888,230
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	182,794	165,407
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2053	43,769	39,661
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	99,262	98,589
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	41,575	41,304
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	23,830	23,675
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	23,214	23,056
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	7,027	6,980
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	4,481	4,452
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	4,289	4,261
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	4,034	4,008
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	3,382	3,360
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	1,147	1,139
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	42,099	41,626
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	19,558	19,353
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	18,949	18,731
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	9,071	8,969
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	208,545	205,742
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	11,157	11,005
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	5,919	5,843
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	4,476	4,419
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	3,818	3,769
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	1,744	1,722
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	189,811	186,685
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	146,165	143,703
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	129,092	127,089
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	28,747	28,307
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	9,366	9,233
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	5,147	5,070
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	3,345	3,294
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	166,336	163,332
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	162,282	159,381
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	8,797	8,636
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	327,772	321,242
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	8,444	8,295
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2034	2,028	1,982
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2039	109,738	105,850
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2040	35,867	34,271
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2042	4,154,408	3,913,820
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2042	14,606	13,818
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	1,332,343	1,248,956
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	508,489	476,808
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	376,838	353,368
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	141,308	132,358
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	106,157	99,087
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	71,028	66,762
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	68,479	64,231
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	50,710	47,622
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	38,755	36,185
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	17,704	16,604
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	10,572	9,917
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	2,535,926	2,359,696
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	130,891	121,885
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	84,552	78,722
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	49,604	46,278
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	11,980	11,151
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	11,680	10,878
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	9,208	8,575
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	273,949	253,713
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	193,861	179,541
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	124,126	114,957
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	101,569	94,067
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	97,254	90,100
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	88,014	81,512
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	86,370	79,991
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	78,670	72,859
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	63,079	58,420
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	27,377	25,355
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	13,117	12,148
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	2,837	2,629
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	1,172,636	1,097,282
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	155,615	144,072
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	5,777,314	5,418,606
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	5,343,134	5,018,181
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	1,144,893	1,057,819
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	1,030,464	952,092
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	58,707	54,206
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	47,579	43,961
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2049	91,715	84,396
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2049	32,561	29,962
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	10,545,166	9,706,910
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	8,002,619	7,311,457
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	1,294,985	1,172,619
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	764,861	698,803
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	131,142	119,816
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	104,609	95,574
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	9,957	9,103
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,054,569	955,580
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2026	137	136
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	16,917	16,802
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	12,664	12,578
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	11,811	11,731
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	11,354	11,274
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	9,153	9,091
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	8,586	8,527
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	6,257	6,213
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	5,983	5,943
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	2,975	2,953
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	2,355	2,339
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	1,339	1,329
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	1,037	1,030
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	473	469
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	114	112
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2030	11,925	11,770
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	607,863	598,566
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	303,595	299,063
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	70,831	69,719
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	26,203	25,807
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	16,987	16,748
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	2,871	2,826
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	240,970	236,571
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	131,757	129,353
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	110,451	108,433
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	96,440	94,679
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	53,719	52,769
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2034	305,714	298,812
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2034	11,082	10,823
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2035	469,434	457,544
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2040	30,571,021	29,726,744
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	9,447,082	8,859,722
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	3,318,225	3,106,589
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	1,907,431	1,788,703
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	1,728,487	1,617,668
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	1,624,360	1,524,881
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	1,111,723	1,040,474
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	1,061,159	995,460
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	328,744	308,276
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	117,323	109,947
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	94,101	88,185
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	86,207	80,826
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	76,902	72,071
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	71,377	66,813
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	36,141	33,886
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	29,846	27,964
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	7,835	7,378
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	5,415	5,080
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	4,961	4,662
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	859,858	799,388
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	598,912	554,672
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	593,447	549,611
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	254,313	235,527
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	137,681	127,511
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	109,308	101,233
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	88,608	82,063
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	69,090	63,987
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	37,100	34,360
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	16,717	15,482
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	16,406	15,194
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	12,952	11,995
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	11,418	10,575
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	4,759	4,408
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	3,085	2,857
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2047	69,689	64,519
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2048	130,792	120,763
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2049	66,362	61,066
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2049	42,333	38,955
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	1,444,472	1,320,620
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	1,297,548	1,186,294
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	988,321	905,743
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	675,794	617,428
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	245,500	224,297
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	145,888	133,288
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	118,297	108,043
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	1,948,837	1,780,522
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	54,617,476	49,917,402
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	37,527,364	34,004,787
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	5,600,035	5,067,377
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	70,735	64,095
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	23,634	21,400
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	92,397	91,745
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	71,242	70,740
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	12,834	12,744
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	4,897	4,863
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	3,246	3,222
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	601	597
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2028	34,396	34,153
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	248,331	245,546
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	134,732	133,140
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	97,759	96,606
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	49,642	49,076
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	19,548	19,323
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	10,280	10,162
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	9,767	9,651
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	2,073	2,049
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	380,360	375,062
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	330,603	326,158
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	55,442	54,678
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	28,570	28,181
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	16,635	16,400
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	15,621	15,406
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	7,998	7,882
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2031	511,648	503,819
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2031	49,433	48,656
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2031	5,862	5,763
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2032	31,555	30,962
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2032	15,653	15,350
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2032	11,231	11,026
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	54,677	53,618
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	54,050	52,944
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	23,420	22,924
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2034	119,399	116,682
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2034	9,812	9,601
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	1,817,815	1,774,045
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2042	1,966,380	1,848,966
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,039,898	6,603,204
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	1,585,128	1,485,983
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	1,355,232	1,269,518
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	700,583	656,439
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	402,208	376,820
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	309,669	290,433
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	268,521	253,353
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	256,050	239,977
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	219,858	205,936
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	206,435	193,453
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	190,370	179,283
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	177,565	166,270
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	144,514	135,415
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	116,531	109,118
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	60,302	56,545
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	59,037	55,318
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	44,043	41,064
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	40,511	37,994
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	38,632	36,229
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	36,914	34,600
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	36,739	34,474
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	29,737	27,809
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	22,231	20,924
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	17,665	16,726
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	11,459	10,748
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,555	7,075
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	5,171	4,850
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	4,558	4,248
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	623,818	579,693
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	375,270	348,703
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	1,182,361	1,095,024
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	6,371	5,904
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2047	212,863	197,073
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2047	137,621	127,412
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2048	3,652,723	3,372,634
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2049	759,422	698,817
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2049	51,833	47,503
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	4,365,567	4,000,804
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	456,566	416,991
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	59,658	54,487
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	34,406	31,423
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	9,371	8,559
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	68,600	62,075
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	4,824,262	4,365,393
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	257,783	233,263
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2026	486	484
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	53,725	53,375
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	49,851	49,513
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	2,113	2,099
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	186	184
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	221,092	218,551
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	170,455	168,441
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	96,571	95,430
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	82,029	81,028
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	55,155	54,492
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	29,104	28,760
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	13,560	13,400
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	13,420	13,269
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	12,536	12,383
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	7,947	7,848
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	5,535	5,466
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	4,503	4,450
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	104,584	103,173
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	100,736	99,349
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	88,800	87,601
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	44,758	44,121
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	39,303	38,756
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	26,791	26,422
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	15,226	15,016
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	10,881	10,735
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2031	28,035	27,539
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2031	12,939	12,720
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	1,086,413	1,066,171
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	153,932	151,090
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	18,413	18,063
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	4,737	4,649
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	256,156	250,773
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	41,194	40,342
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	1,886,850	1,842,007
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2039	2,271,561	2,188,242
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	6,675,245	6,254,807
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	988,181	925,935
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	977,489	916,887
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	866,193	811,673
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	708,705	663,658
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	686,246	643,481
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	675,660	632,884
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	575,396	539,352
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	420,238	393,374
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	329,493	309,567
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	213,018	200,025
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	195,584	183,173
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	192,598	180,281
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	112,434	105,302
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	85,293	79,941
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	80,283	75,333
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	72,805	68,190
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	71,376	66,793
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	68,404	63,786
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	66,656	62,247
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	64,479	60,153
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	61,509	57,690
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	54,332	50,879
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	44,754	41,926
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	40,655	38,158
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	21,066	19,746
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	16,734	15,621
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	16,505	15,471
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	12,473	11,672
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	93,575	86,911
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	7,102	6,596
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	2,565,328	2,402,658
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	206,143	190,916
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	137,514	127,357
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	127,336	117,930
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	861,002	797,134
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	703,292	651,122
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	448,276	414,603
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	180,128	166,597
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	18,512	17,122
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2049	1,134,129	1,039,368
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2049	779,111	714,013
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2049	506,602	464,273
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2049	321,049	294,224
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	46,473,079	42,444,821
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	41,633,932	38,558,563
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,120,779	1,024,331
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	804,877	735,111
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	281,626	257,215
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	26,894	24,580
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	601,009	546,848
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	59,202	54,089
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	22,125	20,215
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	185,311	167,858
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2053	317,387	287,595
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2026	9,417	9,378
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	15,447	15,334
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	7,753	7,691
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	2,281	2,264
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	1,634	1,621
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	1,386	1,375
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	706	701
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	262,914	259,807
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	239,935	236,964
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	85,726	84,648
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	85,057	84,052
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	75,034	74,077
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	70,278	69,421
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	59,143	58,379
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	39,933	39,464
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	20,061	19,824
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	16,313	16,121
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	13,678	13,520
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	8,694	8,592
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	7,945	7,850
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	6,170	6,095
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	1,007	995
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2030	52,778	52,035
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2030	34,171	33,678
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2031	139,271	136,915
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2031	2,522	2,497
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	4,415,606	4,332,530
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	259,121	254,658
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	172,624	169,248
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	8,287	8,125
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2033	261,312	255,854
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2033	95,633	93,559
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2033	62,019	60,691
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2033	1,530	1,500
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2037	3,040,473	2,950,161
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2039	273,742	263,444
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	1,852,338	1,735,650
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	868,487	812,786
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	388,029	363,969
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	357,061	334,350
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	264,414	247,536
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	235,026	219,972
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	233,606	218,901
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	219,912	205,531
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	146,181	136,728
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	132,546	124,085
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	108,342	101,450
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	107,043	100,301
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	105,261	98,994
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	89,274	83,205
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	81,441	76,290
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	77,694	73,096
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	72,724	67,910
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	32,531	30,342
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	30,002	28,125
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	25,654	24,005
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	9,569	8,997
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	8,632	8,050
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2044	799,382	740,833
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	8,850,888	8,210,366
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	284,364	264,247
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	244,140	226,106
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	220,725	204,421
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	141,473	131,023
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	68,537	63,475
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	982,492	900,401
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	392,955	360,122
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	2,658,563	2,429,782
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	444,209	405,567
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	390,042	356,111
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	387,264	353,575
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	1,848,050	1,681,510
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	203,522	186,008
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	58,512	53,002
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	16,164	16,038
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	10,736	10,648
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	10,543	10,463
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	9,681	9,615
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	8,079	8,022
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	4,222	4,188
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	3,914	3,883
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	3,562	3,534
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	47,611	47,049
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	41,849	41,330
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	21,747	21,470
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	9,796	9,679
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	8,846	8,739
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	1,904	1,881
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	313,418	309,001
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	54,571	53,794
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	51,737	51,000
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	51,343	50,611
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	32,419	31,966
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	31,202	30,771
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	21,350	21,045
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	6,334	6,245
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	6,208	6,122
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	3,583	3,532
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2031	18,371	18,064
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	607,316	598,569
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	603,277	591,928
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	194,735	190,783
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	174,371	170,956
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	155,158	152,011
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	93,990	92,120
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	92,957	91,189
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	58,957	57,794
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	44,287	43,454
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2033	378,713	370,600
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2033	353,851	346,592
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2033	298,950	292,709
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2033	17,313	16,954
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2038	22,477	21,751
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	107,229	101,116
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	3,628,151	3,401,811
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	2,851,765	2,671,138
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	477,659	448,168
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	288,159	269,895
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	132,071	123,747
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	102,613	96,164
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	42,405	39,536
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	29,519	27,585
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	13,817	12,872
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2045	42,141	39,211
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	18,013,339	16,733,412
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	3,359,469	3,111,315
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	2,521,556	2,365,111
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	331,253	306,785
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	252,602	233,943
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	177,873	164,734
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	141,895	131,414
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	23,656	21,909
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	14,205	13,155
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	13,678	12,667
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	3,806	3,525
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	1,667,629	1,542,362
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	360,897	333,787
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	15,655	14,528
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	14,530	13,438
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	550,097	509,463
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	107,833	99,564
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	10,519,149	9,696,110
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	2,543,858	2,331,307
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	498,405	456,761
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	348,946	319,790
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	121,678	111,511
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	70,324	64,448
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	2,013,768	1,840,475
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	141,684	129,491
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	118,858	108,630
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	1,403,262	1,280,751
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	1,191,775	1,084,376
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	185,488	168,772
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	56,368	51,007
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2027	53	52
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2028	4,824	4,806
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2028	11	10
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2029	591	589
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2031	41,252	41,041
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2031	3,366	3,349
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2033	27,609	27,459
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2034	459,154	455,361
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2034	90,213	89,299
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	1,548,856	1,529,768
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	11,866	11,719
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	8,342	8,084
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	4,269,034	4,133,650
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	721,573	697,186
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	302,126	292,066
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	285,475	276,118
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	183,853	178,753
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	108,367	104,808
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	98,965	95,623
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	97,808	94,323
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	39,420	38,107
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	23,467	22,758
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	18,443	17,834
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	8,344	8,074
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	6,439	6,230
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2044	317,871	307,893
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	4,090,906	3,937,943
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	3,506,385	3,371,407
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	220,248	211,806
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	164,500	158,621
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	156,325	150,334
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	120,419	115,561
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	101,954	98,000
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	58,703	56,461
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	56,428	54,264
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	27,072	25,977
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	9,257	8,896
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	981,913	941,335
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	976,105	934,693
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	556,448	532,574
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	542,194	519,632
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	470,686	451,084
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	213,858	204,827
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	82,224	78,771
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	43,504	41,668
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	22,991	22,045
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	22,078	21,584
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	11,290	10,842
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	9,781	9,394
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	3,493,781	3,339,266
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	109,614	104,801
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	14,715	14,064
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	2,720,802	2,597,921
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	1,007,477	961,976
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	335,717	320,555
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	146,934	140,298
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	35,281	33,688
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	90,305	85,690
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	218,519	206,533
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2026	9,418	9,387
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2026	2,221	2,213
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2026	1,003	1,000
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2026	217	215
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2026	109	108
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2027	31,961	31,824
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2028	240,703	239,664
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2028	2,124	2,115
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2028	1,794	1,786
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2028	154	152
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2030	22,381	22,266
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2030	11,384	11,333
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	76,182	75,553
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	65,350	64,810
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	34,978	34,689
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	24,036	23,837
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	8,487	8,257
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	2,073,974	2,008,073
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	1,002,463	971,724
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	601,705	582,709
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	557,694	539,272
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	426,803	411,552
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	108,054	104,667
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	82,460	79,563
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	45,277	43,909
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	34,455	33,324
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	30,423	29,477
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	1,835,050	1,769,109
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	173,064	166,419
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	144,707	139,593
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	93,366	89,891
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	55,666	53,673
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	34,009	32,698
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	20,829	20,089
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	9,558	9,196
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	3,502,023	3,361,430
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	1,896,953	1,819,957
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	507,613	486,857
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	222,968	216,309
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	12,035	11,510
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	4,583	4,398
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	1,269,060	1,213,728
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	389,086	369,811
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	59,959	57,326
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	658,390	628,861
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	84,709	80,884
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	57,208	54,661
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	26,956	25,781
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	281,422	268,800
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	10,569,674	10,141,857
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	161,281	153,140
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2026	3,320	3,308
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2026	1,541	1,536
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2026	438	436
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2026	143	141
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2027	48,657	48,449
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2028	2,677	2,666
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2028	2,510	2,499
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2029	16,253	16,181
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2031	3,922	3,904
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2031	1,675	1,668
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2032	3,241	3,226
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2033	164,782	163,421
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2033	7,224	7,165
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2037	1,402,420	1,376,809
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2041	864,801	837,631
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	224,898	217,496
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	185,353	179,258
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	161,212	156,099
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	93,463	90,406
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	64,181	62,024
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	46,782	45,322
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2043	661,973	640,571
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2043	563,262	545,569
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2043	7,051	6,801
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	14,063,877	13,487,570
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	3,073,062	2,949,036
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	2,929,143	2,813,009
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	2,482,788	2,382,782
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	2,313,424	2,220,304
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	2,192,163	2,103,458
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	114,884	109,951
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	60,084	57,616
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	12,762	12,241
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	1,615,015	1,544,094
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	198,590	189,931
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	12,130	11,601
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	5,783,163	5,523,783
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	879,883	840,145
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	867,413	828,237
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	119,497	114,100
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	54,620	52,153
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	1,844,219	1,759,199
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	670,905	639,976
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	1,901,325	1,798,818
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	597,563	563,479
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2026	79,720	79,425
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2026	27,692	27,590
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2026	1,220	1,216
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2026	274	272
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2029	31,047	30,908
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2029	14,318	14,254
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2029	13,080	13,021
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2029	1,610	1,603
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2030	3,301	3,284
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2033	51,166	50,743
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2033	4,138	4,104
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2034	307,781	303,988
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2040	6,482	6,300
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	6,291,446	6,105,233
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	2,597,998	2,519,314
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	1,097,342	1,062,772
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	610,396	588,577
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	287,081	278,296
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	273,557	263,994
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	249,526	240,767
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	164,946	158,951
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	115,034	111,141
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	104,259	101,093
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	77,131	74,394
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	54,290	52,834
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	36,669	35,427
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	23,569	22,995
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	19,461	18,830
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	3,771	3,637
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2044	129,172	124,326
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	1,855,416	1,780,163
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	328,021	314,489
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	193,108	185,220
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	86,769	83,145
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	40,011	38,333
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	36,334	34,854
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	29,724	28,532
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	5,527	5,301
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,982,124	1,917,246
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,098,430	1,050,195
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	785,026	750,308
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	634,803	606,927
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	294,373	281,446
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	204,132	195,232
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	103,769	99,180
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	8,809,007	8,411,162
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	1,981,138	1,893,521
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	269,094	256,941
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2048	123,476	117,668
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	724,917	685,382
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2027	9,614	9,577
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2027	1,017	1,013
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2029	203,361	202,469
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2029	28,523	28,396
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2029	1,815	1,807
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2029	308	307
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2031	28,671	28,544
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2031	14,990	14,912
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2031	4,391	4,372
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2032	8,819	8,785
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2033	10,186	10,131
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2033	6,147	6,113
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2034	225,371	223,087
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2034	75,580	75,169
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	1,866,790	1,847,867
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2041	9,384	9,128
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2041	3,563	3,468
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2042	80,993	78,449
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	826,544	798,106
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	801,281	775,706
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	585,189	566,878
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	463,417	447,639
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	287,697	277,160
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	267,540	257,899
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	173,061	167,989
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	91,877	88,558
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	90,622	87,781
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	86,153	83,306
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	65,600	63,245
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	1,698,201	1,631,907
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	206,734	198,640
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	177,756	170,714
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	169,411	162,942
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	64,961	62,365
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	41,070	39,470
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	24,882	23,886
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	1,303,880	1,249,549
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	193,852	185,875
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	159,674	153,072
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	102,820	98,337
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	37,007	35,375
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	32,108	30,708
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	18,511	17,756
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	10,756	10,311
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	269,538	257,617
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	201,095	192,202
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	138,854	132,713
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	9,025	8,625
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	1,824,630	1,742,224
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	350,844	334,999
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	80,761	77,037
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	64,728	61,744
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	31,767	30,332
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2026	117	116
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2026	114	112
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2026	52	51
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2027	42,872	42,704
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2027	1,137	1,132
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2027	665	662
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2028	22,883	22,785
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	1,282,904	1,277,230
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	40,580	40,401
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	19,333	19,251
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	11,269	11,220
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	5,030	5,008
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2030	42,203	42,014
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2031	61,143	60,831
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2033	175,568	174,612
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2034	143,034	141,584
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2034	35,024	34,669
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	421,572	418,616
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	64,985	64,184
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	2,306,842	2,231,435
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	106,769	103,267
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	90,327	87,163
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2045	365,588	350,929
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2045	38,940	37,460
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2045	9,629	9,255
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	23,801,550	23,022,973
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	3,097,955	2,998,001
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	24,151	23,098
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	15,699	15,037
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	2,452	2,345
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2048	232,550	221,830
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	20,451	19,527
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	66,940	63,206
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2026	270	268
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2026	97	95
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2027	6,360	6,334
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2027	3,871	3,855
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2027	2,035	2,027
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2027	1,034	1,030
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2028	7,332	7,301
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2028	2,601	2,589
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2029	351,652	350,102
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2029	14,741	14,675
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2029	4,503	4,483
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2030	5,944	5,917
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2031	50,780	50,481
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2031	44,927	44,695
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2031	41,512	41,299
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2031	4,367	4,345
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2033	25,924	25,742
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2033	5,357	5,320
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2033	4,488	4,457
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	277,786	274,970
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	137,405	136,012
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2039	279,877	275,895
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	455,495	441,311
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	229,668	222,731
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	181,053	175,415
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	169,671	164,604
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	96,888	93,653
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	63,420	61,294
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	404,354	391,644
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	389,203	376,138
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	130,106	126,282
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	113,805	109,876
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	55,752	53,728
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	25,300	24,440
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	266,108	255,728
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	131,864	126,717
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	71,536	68,866
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	58,598	56,254
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	54,643	52,486
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	11,009	10,570
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	2,944,379	2,820,602
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	229,469	219,464
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	191,322	182,981
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	104,233	99,688
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	100,959	96,558
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	83,682	80,034
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	70,489	67,416
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	42,671	40,811
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	19,862	18,996
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	15,524	14,847
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2047	2,343,031	2,233,405
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2047	481,912	460,749
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2047	126,547	120,951
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2047	89,540	85,580
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	6,897	6,562
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	150,036	141,479
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2026	17	16
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2027	69,592	69,327
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2027	45,166	44,994
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2027	6,260	6,235
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2028	36,118	35,955
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2028	2,166	2,157
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2029	18,625	18,536
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2030	61,563	61,287
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2031	69,137	68,782
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2033	972,300	965,483
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2033	791,867	786,315
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2033	27,109	26,919
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	171,486	170,069
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2037	618,405	607,923
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2037	304,575	299,184
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2039	380,437	375,025
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	446,849	433,011
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	391,237	379,340
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	347,766	337,305
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	66,123	64,067
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	62,265	60,349
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	61,885	59,751
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	57,252	55,334
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	47,615	45,968
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	34,312	33,230
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	20,100	19,408
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	16,035	15,691
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	974,152	943,750
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	425,715	409,968
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	98,867	95,448
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	3,798,135	3,646,776
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	785,733	751,474
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	489,900	468,540
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	468,661	448,227
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	320,908	306,916
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	106,246	101,647
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	34,767	33,262
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	6,441	6,161
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	305,251	291,655
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	286,631	273,955
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	86,035	82,177
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	47,521	45,434
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	12,971	12,389
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	8,901	8,508
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	4,263	4,074
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	3,017	2,882
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	86,031	82,065
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	63,055	60,148
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	21,162	20,187
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	62,776	59,725
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	69,240	65,659
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	15,364,051	14,511,717
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	1,401,065	1,325,529
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	597,522	564,373
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2053	26,187	24,716
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2027	24,046	23,948
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2028	2,034	2,025
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2029	9,426	9,383
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2029	3,576	3,560
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2030	14,045	13,973
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2031	50,064	49,805
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2032	8,081	8,047
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2033	589,449	585,316
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2033	50,843	50,487
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2034	95,526	94,224
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2034	77,210	76,427
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2035	1,801,993	1,783,727
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2037	693,027	680,588
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2037	680,049	668,693
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2037	172,091	169,432
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2037	37,097	36,443
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2037	23,536	23,114
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2041	1,218,086	1,187,184
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	187,078	181,198
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	88,613	85,881
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	63,834	61,793
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	1,343,430	1,296,250
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	797,808	770,258
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	172,675	166,970
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	168,607	163,193
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	83,982	81,109
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	20,280	19,580
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	3,637	3,511
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	3,217	3,099
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	1,684	1,635
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2044	125,768	121,867
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	2,383,674	2,287,636
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	381,928	367,075
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	320,288	307,659
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	89,197	85,621
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	83,645	80,217
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	1,705,148	1,630,802
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	45,490	43,506
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2047	25,230	24,099
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2047	13,214	12,622
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2047	4,961	4,739
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	867,053	827,081
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	160,203	152,817
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	14,435	13,792
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	6,153,254	5,890,735
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	161,801	154,342
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	23,515	22,358
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	10,015	9,487
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	10,477,120	9,912,263
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	680,416	642,669
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2026	2,385	2,379
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2026	650	648
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2027	8,640	8,606
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2027	92	91
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2029	174,277	173,499
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2029	5,007	4,984
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2029	1,658	1,650
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2030	12,538	12,482
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2030	3,437	3,422
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2031	121,404	120,781
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2031	59,816	59,507
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	1,245,210	1,239,981
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	13,823	13,760
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	13,654	13,597
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2033	551,510	547,643
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2037	136,964	134,548
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2039	329,137	324,455
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	979,049	949,834
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	497,264	482,285
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	270,619	262,540
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	269,247	260,936
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	259,217	251,113
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	216,778	209,402
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	206,623	201,504
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	172,301	166,947
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	166,000	161,717
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	165,154	159,839
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	60,769	58,870
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	41,285	39,928
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	40,022	38,615
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	27,122	26,260
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	4,578	4,435
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	4,217	4,083
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	3,912,792	3,778,492
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	69,802	67,368
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	58,603	56,649
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	44,701	43,158
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	15,466	14,983
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2044	12,190	11,740
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2045	3,668	3,522
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	997,962	954,450
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	25,940	24,809
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	21,850	20,897
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	6,244	5,971
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	39,105,787	37,825,499
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	3,415,739	3,262,540
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	2,811,949	2,687,588
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	56,844	54,295
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	45,120	43,096
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2048	326,501	311,449
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2048	265,429	253,192
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2048	150,504	143,566
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2048	10,325	9,849
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	6,124,852	5,823,351
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	5,058,017	4,809,032
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	736,086	699,852
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	47,575	45,233
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	7,933	7,542
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	36,176,005	34,169,109
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	1,953,487	1,843,895
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	466,798	440,173
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	49,244	46,481
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2026	435	434
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2026	288	287
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2026	88	86
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2026	75	74
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2028	28,095	27,977
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2029	33,060	32,912
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2029	22,657	22,556
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2029	19,501	19,414
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2030	12,790	12,724
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2031	12,164	12,102
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2031	11,063	10,997
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2032	11,791	11,738
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	443,237	440,130
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	282,069	279,738
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	22,677	22,518
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	22,517	22,331
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	330,046	326,701
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2039	152,869	150,551
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	4,031,252	3,904,959
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	2,214,994	2,145,599
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	403,333	390,343
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	142,481	138,166
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	101,186	97,648
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	63,518	61,299
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	56,216	54,728
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	41,791	40,411
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	29,453	28,525
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	15,836	15,348
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	11,536,136	11,164,088
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	1,896,243	1,833,116
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	938,764	905,415
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	52,267	50,539
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	3,722	3,589
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2044	3,958	3,808
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	4,634,797	4,448,157
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	867,901	833,464
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	97,472	93,699
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	76,677	73,360
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	48,524	46,486
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	23,301	22,277
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	17,865	17,086
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2047	3,807,715	3,636,936
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2047	60,699	57,977
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2047	33,868	32,349
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2047	9,708	9,273
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2048	921,321	878,847
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	48,080,581	45,683,720
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	89,880	85,484
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	7,937	7,547
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	16,131,495	15,377,736
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2026	1,623	1,618
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2026	1,121	1,118
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2026	1,114	1,110
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2026	696	693
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2026	84	83
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2027	1,449	1,442
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2028	814,794	811,298
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2028	147,825	147,200
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2028	11,465	11,416
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2028	693	690
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2029	76,189	75,848
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2029	7,792	7,757
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2030	43,390	43,168
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2030	19,165	19,066
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2030	2,268	2,256
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	1,137,469	1,128,072
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	828,147	822,341
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	4,192	4,157
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2036	407,278	401,113
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2037	205,222	201,538
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2037	38,179	37,494
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2039	830,827	818,229
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	1,814,401	1,758,509
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	1,468,675	1,422,806
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	584,826	568,920
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	409,328	396,268
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	365,914	354,276
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	280,108	271,740
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	257,953	249,250
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	220,043	213,062
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	219,570	212,023
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	208,162	201,363
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	116,327	112,427
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	92,123	89,424
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	71,051	69,005
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	68,179	65,839
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	40,028	39,138
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	38,526	37,389
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	35,295	34,055
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	27,581	26,689
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	1,051,467	1,013,134
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	523,491	505,581
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	439,118	424,178
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	46,794	45,273
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	7,715	7,504
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	349,003	334,911
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	92,905	89,251
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	80,834	77,506
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	50,175	48,131
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	40,535	38,885
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	15,305	14,672
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	8,402	8,064
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	105,893	101,599
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	330,278	315,465
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	28,877	27,582
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	5,782	5,523
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	2,759	2,635
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2048	51,442	49,022
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2048	11,358	10,824
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2048	6,454	6,151
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2049	400,572	380,603
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2050	33,705,604	32,025,349
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2027	557	556
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2033	281,474	282,826
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2040	26,195	26,123
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2040	1,794	1,789
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	1,298,191	1,293,133
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	372,432	371,288
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	358,230	356,941
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	207,893	207,198
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	57,171	56,949
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	22,740	22,672
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	11,407	11,370
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	625,061	621,430
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	578,284	575,146
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	4,643,026	4,617,179
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2044	428,868	425,489
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2044	88,716	88,124
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	132,768	131,525
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	116,709	115,616
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	80,025	79,214
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	56,864	56,275
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	47,099	46,643
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	45,244	44,944
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	19,437	19,281
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	5,566	5,516
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	5,401	5,354
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	4,538	4,506
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	4,266	4,229
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	1,066,085	1,054,735
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	265,941	262,897
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	40,826	40,406
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	38,096	37,713
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	37,238	36,848
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	5,000	4,943
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	4,472	4,420
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	723,183	713,260
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	16,662	16,433
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	15,764	15,547
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	3,008	2,967
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	5,864,785	5,769,650
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	242,509	238,348
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	701,167	688,697
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	520,684	511,424
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	70,838	69,578
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	11,034	10,838
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	6,101	5,993
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2050	443,274	435,114
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2050	213,599	209,667
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2050	27,554	27,092
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	437,392	426,442
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	1,477,098	1,446,675
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2033	195,507	197,481
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2034	681,920	687,738
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2037	745,662	743,402
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2037	364,496	363,733
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2037	36,935	36,858
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2038	1,277,043	1,285,061
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	11,588	11,569
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	270,051	269,119
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	149,270	148,853
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	131,627	131,171
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	104,758	104,547
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	96,137	95,845
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	94,262	93,991
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	58,041	57,874
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	13,110	13,070
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	7,870	7,847
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	1,685,127	1,678,545
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	667,129	664,498
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	477,659	476,023
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	217,532	216,684
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	86,266	85,728
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	50,241	50,022
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	50,186	49,874
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	30,059	29,916
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	379,996	377,103
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	132,923	131,933
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	62,950	62,460
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	60,745	60,308
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	23,624	23,454
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	418,025	414,608
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	250,095	247,877
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	217,881	215,994
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	212,508	210,766
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	36,945	36,622
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	35,044	34,736
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	21,847	21,664
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	21,680	21,493
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	19,692	19,521
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	16,417	16,268
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	7,493	7,430
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	1,530	1,517
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	1,422,439	1,408,708
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	443,420	438,311
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	247,751	245,073
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	237,209	234,818
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	93,214	92,278
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	89,780	88,833
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	87,179	86,281
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	79,488	78,639
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	47,927	47,442
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	42,812	42,421
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	26,501	26,227
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	19,907	19,682
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	11,044	10,927
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	7,401	7,317
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	1,154,245	1,140,932
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	1,012,088	1,001,364
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	3,367	3,324
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	8,347,779	8,212,367
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	800,929	787,186
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	83,501	82,069
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	79,620	78,329
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	5,296,644	5,202,449
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	190,885	187,550
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	189,454	186,084
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	21,090	20,715
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	6,542	6,426
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2049	934,389	917,188
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2051	205,879	201,639
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	2,096,660	2,039,717
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	1,999,086	1,947,292
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	1,566,214	1,523,677
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	847,571	824,552
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	671,054	652,829
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2033	281,626	284,469
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2033	712	710
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2037	1,018,295	1,015,209
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2037	254,245	253,474
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2039	19,354	19,353
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,670,463	1,664,875
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	103,635	103,439
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	9,917	9,871
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	541,017	538,864
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	188,757	187,934
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	34,289	34,128
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	30,241	30,122
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	21,768	21,636
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	18,538	18,452
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	17,239	17,131
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	7,124	7,085
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	4,771	4,751
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	3,288	3,271
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	7,033,643	7,006,568
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	769,117	764,762
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	467,118	463,118
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	29,860	29,632
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	595,501	590,204
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	193,235	191,537
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	56,251	55,735
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	46,289	45,869
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	32,825	32,518
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	15,903	15,756
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	6,385	6,320
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	156,473	154,797
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	116,100	114,916
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	87,893	86,922
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	53,844	53,476
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	35,967	35,601
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	24,996	24,708
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	22,970	22,708
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	15,927	15,772
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	11,838	11,710
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	11,531	11,408
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	11,077	10,957
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	10,506	10,399
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	6,687	6,621
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2047	3,431,332	3,375,671
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2047	139,097	136,711
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	631,563	620,332
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	81,681	80,228
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	23,993	23,574
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	6,590	6,475
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	5,960	5,854
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	455,308	446,926
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	89,956	88,300
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	51,377	50,463
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2050	612,385	601,495
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2052	245,616	238,946
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2034	105,459	106,293
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2037	2,786,573	2,777,257
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	555,628	553,463
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	96,620	96,312
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	13,068	13,016
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	752,103	748,860
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	222,705	221,491
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	96,899	96,448
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	54,324	54,097
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	1,250	1,244
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	251,806	249,970
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	397,099	393,670
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	122,089	121,183
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	15,440	15,323
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	69,386	68,749
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	47,768	47,345
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	41,729	41,363
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	29,003	28,743
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	26,778	26,540
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	24,602	24,378
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	12,920	12,806
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	2,155,377	2,133,372
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	166,792	165,151
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	79,746	78,969
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	71,426	70,660
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	54,962	54,342
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	54,513	53,960
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	54,498	53,924
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	46,154	45,647
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	24,942	24,672
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	21,728	21,490
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	13,900	13,763
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	12,755	12,635
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2046	55,480	54,770
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	577,382	568,377
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	144,562	142,308
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	103,943	102,322
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	54,006	53,130
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	14,285	14,040
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	2,096,898	2,059,607
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	228,847	224,777
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	147,949	145,364
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	81,206	79,762
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	5,952	5,846
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	736,204	723,342
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	536,710	526,830
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	301,547	295,996
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	5,504	5,402
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2050	727,198	713,129
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2027	4,449	4,439
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2029	1,448	1,447
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2033	776,509	780,348
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2034	12,483	12,609
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	8,036,000	8,009,134
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2039	1,168,034	1,165,612
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	586,726	584,774
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	320,561	319,462
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	136,646	136,191
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	57,932	57,724
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	15,188	15,136
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	13,364	13,322
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	1,363,635	1,355,258
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	887,319	883,685
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	645,206	642,332
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	207,068	206,098
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	82,251	81,759
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	31,093	30,990
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	18,322	18,301
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	14,405	14,362
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	362,655	359,434
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	7,414,051	7,388,170
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	397,830	394,070
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	139,615	138,218
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	77,628	77,034
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	20,045	19,841
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	19,286	19,100
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	18,088	17,917
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	16,103	15,979
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	14,153	14,036
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	6,478	6,409
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	4,033,514	3,990,288
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	542,576	536,793
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	183,158	181,363
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	140,146	138,914
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	96,870	95,848
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	76,882	75,991
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	71,893	71,106
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	7,623	7,535
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	4,923	4,869
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	384,704	379,426
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	333,422	328,847
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	263,679	260,061
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	126,680	124,942
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	108,576	107,086
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	81,790	80,668
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	36,573	36,071
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	4,838	4,788
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	71,134	69,914
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	69,045	67,860
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	12,750,519	12,519,781
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	1,699,404	1,668,651
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	835,408	820,290
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	154,002	151,263
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	132,648	130,248
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	10,600	10,408
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	3,539,361	3,486,372
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	318,709	312,842
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	280,400	275,151
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	195,506	191,846
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2051	339,785	333,424
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2051	149,682	145,921
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2026	46	45
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2026	7	6
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2031	72,401	72,371
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2032	471,984	473,834
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2034	44,742	45,179
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2034	1,912	1,907
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2035	5,404	5,425
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	4,405	4,391
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	1,171,529	1,164,813
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	281,717	280,147
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	49,402	49,204
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	38,218	38,011
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	27,410	27,282
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	629,409	624,567
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	51,472	51,060
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	13,315	13,240
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	4,093,725	4,074,265
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	58,235	57,743
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	48,298	47,830
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	29,241	28,999
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	22,170	22,107
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	895	887
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	511,979	506,074
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	190,120	187,927
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	91,401	90,347
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	80,705	79,774
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	61,596	60,885
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	60,486	59,788
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	43,806	43,300
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	25,072	24,783
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	3,836	3,810
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	930,552	917,784
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	463,619	457,258
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	83,101	81,961
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	75,761	74,721
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	72,383	71,390
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	4,874	4,807
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	141,617	139,187
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	134,012	131,713
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	13,883,840	13,636,932
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	649,116	637,369
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	208,044	204,344
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	120,053	117,880
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	3,424,615	3,361,572
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	1,637,785	1,607,123
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	220,164	216,179
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	164,122	161,049
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	463,474	454,942
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	125,220	122,954
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	76,800	75,290
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2053	223,938	217,856
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	1,475	1,471
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	275	273
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	245	243
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	136	134
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	77	76
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	36	35
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	17	16
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2034	2,031	2,049
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2039	57,217	57,088
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2039	14,368	14,458
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2041	21,786	21,707
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2041	15,633	15,591
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	296,255	294,982
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	206,769	205,893
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	100,511	100,079
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	62,975	62,674
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	47,096	46,839
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	46,561	46,173
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	8,338	8,273
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	18,712,509	18,546,930
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	159,242	157,642
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	70,092	69,439
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	302,136	298,651
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	89,123	88,095
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	74,371	73,513
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	67,946	67,163
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	5,953	5,884
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	1,628,665	1,604,282
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	1,279,142	1,259,992
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	550,354	542,115
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	114,277	112,566
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	105,765	104,181
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	12,116	11,935
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	1,987	1,958
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	2,712,092	2,664,708
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	637,299	626,164
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	195,513	192,097
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	72,228	70,989
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	42,416	41,675
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	38,521	37,848
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	22,694	22,340
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	10,852,435	10,656,045
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	1,242,196	1,219,717
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	117,204	115,302
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	50,802	49,883
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2050	255,672	250,885
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2050	34,921	34,267
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	355,398	345,735
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	188,700	184,519
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2054	596,317	579,936
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2029	1,642	1,638
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2030	3,686	3,682
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2041	369,302	367,288
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2041	102,476	102,126
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2044	5,279,669	5,256,366
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2044	96,446	95,659
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2044	23,864	23,669
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	1,381,482	1,367,981
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	1,253,972	1,241,554
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	36,555	36,208
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	12,620	12,497
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	943,626	934,807
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	365,840	361,621
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	123,488	122,334
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	1,752,665	1,726,425
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	739,059	727,533
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	394,730	386,353
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	164,676	161,912
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	162,541	160,108
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	90,471	89,003
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	20,318	19,989
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	3,240,975	3,189,414
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	1,099,181	1,079,977
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	581,997	572,738
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	431,964	424,417
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	313,989	308,503
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	275,396	270,585
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	81,726	80,298
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	74,713	73,407
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	33,622	33,045
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	288,764	283,629
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	148,470	145,435
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	147,987	145,309
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	146,763	144,199
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	70,727	69,447
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	12,884	12,651
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	1,514,473	1,487,540
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	540,256	530,142
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	183,455	180,307
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	120,011	117,839
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	48,331	47,427
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	3,506,635	3,419,069
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	518,129	503,895
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	12,689,968	12,428,600
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	7,473,277	7,326,361
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	5,741,417	5,585,486
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2054	18,393,923	17,888,616
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2026	4,495	4,484
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2026	3,823	3,814
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2026	3,375	3,367
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2026	411	410
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2034	436,869	441,279
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2037	529	527
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	445,220	443,597
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042	2,942,211	2,923,423
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042	1,102,411	1,096,018
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042	61,859	61,453
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042	6,825	6,783
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	80,691	79,989
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	55,186	54,749
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	53,289	52,818
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	14,697	14,577
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	4,611	4,572
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	145,819	144,391
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	13,172	13,051
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	323,377	319,647
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	65,188	64,538
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	59,057	58,339
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	19,348	19,125
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	7,365	7,275
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	7,017	6,932
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	1,477,079	1,453,119
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	971,019	955,267
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	592,462	583,221
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	2,730,190	2,682,490
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	2,297,792	2,257,646
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	1,040,460	1,022,281
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	322,555	317,424
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	214,201	209,060
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	139,362	136,016
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	14,383	14,031
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2049	2,350,647	2,308,109
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2049	184,645	181,304
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2049	21,183	20,793
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	1,057,660	1,037,859
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	702,887	684,281
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	22,672	22,109
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2053	17,053,232	16,717,984
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2030	76,079	76,013
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2033	363,220	365,014
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2033	29,101	29,253
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2034	6,105	6,167
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	93,461	93,055
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043	13,754	13,668
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	151,309	150,084
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	79,534	78,859
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	44,252	43,834
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	29,290	29,049
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	3,868	3,838
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	1,116	1,107
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	63,811	63,136
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	48,437	47,939
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	5,354,638	5,289,532
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	916,300	907,163
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	392,069	387,302
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	124,509	123,267
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	64,723	63,936
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	25,455	25,145
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	8,065	7,876
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	1,574	1,555
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	3,312,883	3,259,144
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	1,250,649	1,230,362
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	14,736	14,511
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	7,384	7,264
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	1,733,053	1,702,774
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	1,176,519	1,155,964
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	262,495	257,909
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	221,682	217,809
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	216,705	212,919
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	172,441	169,429
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	69,938	68,716
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	14,822,919	14,563,942
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	1,606,176	1,576,608
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	366,073	359,563
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	182,341	178,984
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	67,932	66,703
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	33,188	32,577
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	3,722	3,654
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2050	117,740	115,536
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	20,892,233	20,347,673
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	16,947,731	16,508,633
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2026	24,053	23,996
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2027	1,235	1,232
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2037	558,337	557,168
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	156,425	156,047
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	113,548	113,300
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	164,364	163,767
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	151,511	150,795
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	28,680	28,554
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	14,467	14,403
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2042	1,920,024	1,908,802
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	105,586	104,810
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	78,829	78,242
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	46,459	46,093
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	10,679	10,608
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	9,496	9,427
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	587,414	582,160
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	258,059	256,012
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	99,207	98,338
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	65,540	65,222
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	60,293	59,756
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	59,279	58,806
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	53,419	53,195
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	50,545	50,133
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	34,080	33,781
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	31,889	31,591
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	20,291	20,233
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	11,884	11,784
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	9,551	9,470
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	2,694	2,675
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	1,152	1,145
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	1,014,243	1,006,285
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	444,569	439,953
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	356,414	352,859
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	111,448	110,260
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	99,755	98,859
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	69,803	69,211
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	60,340	59,673
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	58,801	58,210
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	53,872	53,329
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	19,626	19,602
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	19,493	19,306
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	970,158	960,484
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	30,999	30,602
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	27,821	27,482
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	2,730,847	2,686,549
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	133,937	131,765
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	31,284	30,776
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	3,008,994	2,956,423
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	665,970	654,335
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	561,096	551,293
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	375,574	366,383
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	1,728,398	1,696,580
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	798,555	783,854
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	427,068	419,206
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2050	1,278,364	1,254,431
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2050	179,568	176,206
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2051	597,195	585,119
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2051	296,743	290,723
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2051	142,145	139,262
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	26,857,874	26,145,230
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	11,391,398	11,206,614
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	9,192,947	8,949,022
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	7,974,950	7,763,344
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	788,183	770,472
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2026	2,897	2,890
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2026	633	631
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	566,519	565,442
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	124,383	123,610
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	107,039	106,898
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	56,766	56,686
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	36,441	36,346
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	8,674	8,659
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	13,237	13,186
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	12,962	12,918
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,450,152	2,442,349
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	968,477	965,032
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	935,137	930,655
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	133,040	132,283
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	121,387	120,998
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	119,041	118,541
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	81,583	81,098
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	41,205	41,015
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	39,289	39,101
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	29,950	29,808
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	18,909	18,878
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	8,105	8,066
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2043	705,340	700,462
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2043	612,921	608,628
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2043	310,426	308,043
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2043	2,326	2,309
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	4,592,100	4,552,436
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	1,794,611	1,778,964
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	1,764,074	1,748,207
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	112,929	111,964
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	106,497	105,702
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	59,807	59,268
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	17,446	17,288
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	12,236	12,093
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	3,335	3,308
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	1,439	1,434
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	442,625	437,863
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	242,369	239,870
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	107,759	106,650
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	95,544	94,492
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	55,884	55,296
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	53,409	52,868
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	47,581	47,115
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	24,582	24,339
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	10,117	10,016
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	2,199,052	2,177,353
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	1,096,196	1,084,580
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	3,635	3,578
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	20,727,229	20,365,095
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	592,807	582,265
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	551,797	542,156
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	238,905	234,731
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	237,111	232,968
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	140,614	138,113
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	85,831	84,332
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	83,635	82,147
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	69,131	67,902
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	18,947	18,569
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	11,515	11,311
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	12,865,537	12,632,717
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	5,663,547	5,562,828
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	957,514	939,887
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	100,081	98,270
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2050	2,732,735	2,683,283
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2050	115,863	113,657
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	7,560,865	7,355,520
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	2,468,323	2,401,286
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	2,398,736	2,338,837
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	1,314,241	1,285,940
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	567,665	555,441
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	389,605	379,145
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	6,747,830	6,604,631
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2027	1,361	1,358
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2027	459	459
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	149,749	152,297
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	48,104	48,918
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	29,702	30,210
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	35,906	36,513
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2043	3,372,156	3,429,837
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	157,753	160,348
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	133,059	135,235
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	83,344	84,685
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	16,281	16,544
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	2,209	2,244
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	1,809	1,839
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	923	938
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2045	36,984	37,414
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2045	4,498	4,573
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2046	29,495	29,792
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	1,263,132	1,270,318
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	107,830	108,780
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	43,730	44,047
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	3,150	3,168
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	310,931	311,825
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	14,842	14,890
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	529,933	529,702
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	226,834	226,990
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	172,395	172,514
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	142,904	143,003
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	27,898	27,960
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	20,183	20,197
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	13,180	13,190
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	10,043	10,091
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	5,435	5,439
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	5,625,305	5,629,183
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	336,009	336,031
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	113,193	113,200
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	27,374	27,393
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2055	412,200	408,362
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2055	103,529	102,565
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2026	115	114
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2029	5,199	5,226
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2035	5,537	5,615
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	1,482,139	1,506,901
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	179,430	182,427
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	97,346	98,999
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	76,159	77,435
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	67,207	68,342
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	7,867	8,001
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	65,519	66,635
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	10,066	10,237
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	7,778	7,908
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	7,224	7,346
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	5,998	6,101
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	3,318	3,374
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	214,980	218,444
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	23,201	23,579
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	18,588	18,889
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	17,383	17,667
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	7,252	7,367
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	3,634	3,692
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	1,244	1,264
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	134,689	136,990
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	107,445	109,114
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	96,758	98,368
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	74,481	75,658
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	1,822,963	1,854,040
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	22,021	22,242
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	165,486	166,686
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	101,561	102,298
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	93,185	94,007
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	24,643	24,821
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	9,157	9,311
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	1,936	1,950
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	365,179	366,800
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	193,069	193,926
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	168,848	169,386
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	48,012	48,225
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	2,926,591	2,928,608
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	1,317,056	1,317,964
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	457,992	458,308
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	259,820	259,999
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	111,655	111,732
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	9,942	9,986
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	1,266	1,265
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2049	601,162	601,388
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2049	123,730	123,970
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2049	16,007	16,018
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2050	287,172	287,011
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2050	20,996	20,984
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2050	11,992	12,000
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	20,114,122	19,970,845
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2029	3,842	3,862
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2037	852,860	860,680
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2038	85,105	85,672
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	411,766	418,781
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	175,967	178,954
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	143,286	145,728
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	132,742	134,998
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	32,534	33,088
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	21,543	21,909
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	20,981	21,337
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	10,216	10,390
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	7,860	7,993
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	313,257	318,334
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	50,173	50,971
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	6,641	6,748
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	95,943	97,059
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	91,985	93,055
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	69,412	70,219
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	51,497	52,096
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	6,384	6,490
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	5,362	5,445
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	2,806	2,852
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	2,505	2,544
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	1,297	1,318
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	188,213	190,107
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	944	957
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2046	686,739	691,719
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	530,256	531,781
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	27,169	27,248
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	1,212,772	1,212,517
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	881,033	880,650
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	661,579	662,035
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	430,122	430,956
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	401,709	401,986
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	156,044	156,152
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	150,093	150,197
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	127,862	128,030
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	66,299	66,096
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	57,383	57,477
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	36,505	36,530
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	34,012	34,035
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	18,358	18,388
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	6,610	6,614
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2049	905,169	905,510
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	11,214,611	11,134,727
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2054	1,369,496	1,358,029
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2054	1,273,079	1,264,408
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2054	1,185,278	1,174,576
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2054	1,083,175	1,073,428
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2054	1,024,354	1,015,777
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2054	871,687	864,061
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2054	813,058	805,488
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2055	736,831	729,107
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2028	140	139
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	1,970	1,999
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	649,378	660,229
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	51,300,024	51,529,946
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	46,051	46,839
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	24,329	24,744
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	1,472	1,497
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	20,054	20,396
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	30,204	30,711
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	2,035	2,069
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	1,836	1,866
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	94,604	95,704
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	77,893	78,798
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	74,057	74,918
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	67,174	67,955
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	22,641	22,904
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	17,956	18,165
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	4,186	4,235
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	4,155	4,206
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,397	2,436
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2045	175,763	177,532
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	162,346	163,269
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	58,716	59,142
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	55,210	55,610
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	4,018	4,047
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	2,796	2,812
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	1,146,013	1,146,803
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	977,579	978,253
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	387,998	388,266
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	297,183	297,388
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	252,055	252,229
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	241,355	241,521
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	229,550	229,708
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	52,639	52,616
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	51,966	52,213
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	49,150	49,183
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	38,170	38,207
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	30,878	30,899
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	30,520	30,665
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	25,411	25,453
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	22,247	22,297
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	21,881	21,896
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	15,365	15,359
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2050	317,332	317,352
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	6,683,003	6,635,398
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2054	1,016,430	1,007,920
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2054	579,822	574,786
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2040	57,893	58,875
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2040	24,603	25,020
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	231,625	235,535
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	179,764	182,818
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	42,691	43,414
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	27,487	27,953
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	23,059	23,451
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	467,209	474,787
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	152,366	154,765
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	93,979	95,481
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	27,878	28,317
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	92,940	94,020
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	2,501	2,531
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	4,634,381	4,708,293
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	475,384	478,089
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	410,752	413,089
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	177,872	178,884
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	53,980	54,287
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	46,302	46,565
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	353,949	354,967
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	278,222	279,023
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	4,868,513	4,871,869
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	411,375	411,659
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	312,522	312,737
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	250,269	250,160
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	132,263	132,354
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	95,993	96,060
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	93,253	93,317
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	90,244	90,052
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	22,305	22,321
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	10,051	10,058
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2050	3,065,219	3,065,416
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2050	185,355	185,483
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2050	20,796	20,804
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2055	27,569,940	27,433,863
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2055	1,283,697	1,274,152
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2055	1,076,303	1,069,645
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2055	188,156	186,404
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	4,650	4,720
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2040	202,859	206,327
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2040	44,847	45,607
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2040	15,334	15,593
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	340,035	345,849
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	59,293	60,302
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	41,761	42,475
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	39,203	39,872
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	35,325	35,912
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	33,656	34,228
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	13,457	13,686
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	5,715	5,812
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	3,393	3,450
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	169,926	172,672
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	142,614	144,910
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	119,279	121,183
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	90,034	91,503
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	89,056	90,479
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	34,682	35,266
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	17,142	17,412
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	10,877	11,047
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	3,785	3,849
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	22,657	22,920
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	1,042,558	1,059,444
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	902,547	917,855
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	13,617	13,737
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	8,881	8,960
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	2,322	2,343
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	499,572	502,414
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	13,580	13,657
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	512,164	513,637
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	105,859	106,064
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	37,905	38,014
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	772,543	773,076
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	356,481	356,727
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	160,016	160,127
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	23,873	23,905
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2050	213,352	213,299
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2050	10,201	10,202
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2035	7,986	8,109
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2035	2,819	2,842
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2035	2,304	2,338
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	55,524	55,843
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2040	39,856	40,529
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2040	13,534	13,765
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2040	3,107	3,160
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	1,377,057	1,400,559
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	56,714	57,678
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	28,566	29,053
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	12,445	12,657
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	8,641	8,789
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	239,054	242,908
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	146,044	148,501
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	78,366	79,626
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	60,428	61,411
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	13,953	14,176
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	11,118	11,294
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	7,601	7,724
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	7,220	7,337
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	1,824	1,853
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	37,889	38,330
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2046	12,344	12,453
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	273,865	275,423
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	59,344	59,682
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	58,418	58,933
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	12,851	12,924
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	466,420	467,324
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	379,674	380,410
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	25,278	25,327
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	22,296	22,232
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	20,152	20,115
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	10,255	10,275
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	3,616,003	3,618,496
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	294,487	294,690
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	178,441	178,564
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	37,969	37,995
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	23,676	23,685
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	3,165	3,168
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	1,250,937	1,250,627
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	124,205	124,174
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	28,206	28,199
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2054	6,247,947	6,193,679
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2054	286,385	283,897
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2035	3,522	3,567
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	1,143,066	1,149,618
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	62,952	64,016
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	74,504	75,751
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	489,364	497,172
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	144,409	146,715
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	124,477	126,482
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	77,643	78,856
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	63,454	64,471
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	33,914	34,468
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	17,364	17,642
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	3,922	3,984
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2045	92,615	93,634
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2046	47,107	47,522
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2046	28,037	28,484
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2046	17,118	17,269
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2046	5,364	5,411
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	166,898	167,847
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	14,602	14,666
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	1,080,655	1,082,751
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	160,280	160,591
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	98,469	98,660
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	92,775	92,955
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	64,984	65,110
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	33,292	33,357
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	6,618	6,637
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	400,631	400,782
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	280,400	280,505
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	11,090	11,060
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	6,336	6,340
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	5,384	5,386
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2050	15,116	15,112
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2053	1,089,313	1,080,192
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2053	135,627	134,576
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2028	649	651
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2031	1,338	1,351
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2038	39,270	39,557
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	73,167	74,566
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	15,932	16,203
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2040	5,326	5,416
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2042	67,930	69,064
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	39,679	40,313
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	3,743	3,801
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	114,524	116,347
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	9,115	9,224
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	6,648	6,759
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	153,437	154,118
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	61,824	62,099
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	44,378	44,575
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	3,510	3,526
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	1,972,945	1,976,771
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	397,887	398,410
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	379,968	380,705
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	287,840	288,398
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	72,795	72,586
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	57,839	57,970
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	36,516	36,425
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	35,739	35,807
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	30,757	30,798
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	20,699	20,726
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	12,402	12,437
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	5,921	5,933
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	4,153,623	4,152,747
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	183,279	183,348
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	84,445	84,477
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	57,223	57,280
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	50,642	50,661
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2050	997,434	996,875
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2050	21,675	21,690
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2035	1,879	1,908
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,710,801	1,739,464
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	675,305	686,653
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	57,508	58,485
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	51,290	52,153
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	46,432	47,205
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	27,874	28,343
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	21,824	22,189
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	14,228	14,467
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	9,327	9,483
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	6,955	7,073
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	4,973	5,058
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	2,201	2,238
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,949	1,977
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	54,879	55,812
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	39,177	39,842
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	19,444	19,770
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	8,963	9,116
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	8,731	8,880
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	101,029	102,742
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	3,656	3,719
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2044	44,906	45,628
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2044	29,176	29,640
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2044	19,054	19,350
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2044	2,994	3,041
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	73,839	74,651
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	2,234,864	2,272,697
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	377,634	379,311
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	215,651	216,609
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	93,113	93,527
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	3,434,483	3,444,363
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	2,739,806	2,736,900
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	374,338	374,830
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	361,297	361,772
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	40,818	40,847
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	17,108	17,130
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	4,873	4,882
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	591,673	591,896
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	20,348	20,381
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	12,416	12,428
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	7,957	7,970
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2052	4,556,732	4,524,273
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2052	22,412	22,273
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2027	2,419	2,418
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2029	792	796
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2035	6,622	6,723
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	618,441	628,840
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	587,936	597,867
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	87,891	89,394
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	63,242	64,306
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	55,890	56,825
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	48,534	49,346
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	41,913	42,615
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	35,753	36,354
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	22,235	22,607
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	19,872	20,207
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	14,970	15,194
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	6,801	6,916
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,431	1,455
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	1,646,317	1,674,120
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	1,349,309	1,372,165
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	123,074	125,171
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	104,052	105,812
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	80,075	81,414
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	31,903	32,439
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	7,296	7,421
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	3,246	3,301
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	298,026	303,106
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	64,981	66,091
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	44,785	45,551
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	41,572	42,281
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	12,667	12,881
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	8,421	8,564
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	5,969	6,071
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	5,891	5,992
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	131,236	133,320
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	128,852	130,881
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	123,654	125,636
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	69,369	70,471
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	40,391	41,031
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	25,094	25,503
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	14,473	14,709
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	3,246	3,296
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	2,950	2,996
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	2,563,527	2,604,875
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	1,047,543	1,056,776
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	36,523	36,845
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	22,558	22,721
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	6,788	6,848
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	2,889	2,910
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2047	22,127	22,092
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	852,194	853,581
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	700,976	701,898
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	696,728	697,230
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	430,238	430,803
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	182,739	182,979
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	57,021	57,096
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	25,619	25,608
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	9,382	9,394
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	9,206	9,202
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	1,886	1,888
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	3,734,607	3,736,014
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	122,115	122,199
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	49,858	49,877
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	4,773	4,781
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2050	330,731	330,546
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	31,778,460	31,530,248
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2029	7,505	7,542
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	132,901	134,750
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	5,639	5,724
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2038	155,114	156,149
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2038	53,955	54,314
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	1,074,340	1,092,261
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	10,697	10,877
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	9,676	9,840
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	552,382	561,775
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	40,196	40,876
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	7,967	8,102
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	861,320	875,935
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	6,525	6,635
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	113,892	115,810
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	74,092	75,304
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	24,588	25,006
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	8,253	8,392
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	14,237	14,476
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	7,176	7,287
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	3,286	3,337
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2045	6,933	7,048
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2046	82,680	83,280
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2046	25,633	25,819
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	102,713	103,169
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	44,979	45,193
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	29,322	29,452
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	1,333,010	1,333,929
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	815,760	816,323
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	47,176	47,208
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	38,171	38,154
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	4,265	4,267
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2050	46,182	46,214
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2050	45,768	45,742
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2050	43,421	43,397
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2050	10,302	10,309
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2050	5,057	5,060
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2052	21,575,375	21,421,690
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2054	1,263,794	1,253,607
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2055	321,242	317,950
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2037	20,296	20,868
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2038	30,098	31,015
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2040	33,836	34,988
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2041	67,032	69,367
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2041	8,371	8,668
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	138,068	143,143
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	118,704	123,068
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	106,766	110,699
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	76,078	78,871
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	64,331	66,697
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	63,706	66,029
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	29,605	30,584
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	12,641	13,107
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	553,669	567,631
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	181,804	186,615
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	17,111	17,564
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	5,809	5,938
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	1,463	1,474
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2050	21,543	21,702
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2051	6,199,644	6,355,981
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053	8,990,614	9,096,520
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053	515,552	521,625
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053	306,433	309,842
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	1,238,786	1,249,895
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2055	720,362	724,345
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2035	464,360	476,996
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2035	1,914	1,971
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2039	2,540	2,629
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	292,464	302,877
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2043	67,958	70,434
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2044	112,084	116,223
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2045	360,878	373,484
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	3,301,053	3,424,265
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	238,846	240,600
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	10,392	10,667
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	5,655	5,813
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2049	1,300,384	1,332,364
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2050	595,347	610,360
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	11,063,848	11,194,177
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	3,871,223	3,914,285
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,444,360	1,461,825
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,440,883	1,457,857
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	997,018	1,008,109
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	64,897	65,966
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	1,849,933	1,867,100
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2054	422,061	424,527
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2054	21,648	21,775
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2055	56,224	56,517
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2033	717,730	735,897
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2034	216,258	222,141
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2035	78,707	81,079
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2036	2,925	3,007
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2039	255,315	263,731
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2039	11,251	11,605
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2040	117,311	121,368
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2043	346,729	359,458
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	246,236	254,959
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	27,432	28,208
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	5,902	6,100
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2048	254,868	261,614
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2048	12,776	13,114
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	478,993	490,772
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	37,311	38,299
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	31,541,755	31,933,021
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	52,822	53,460
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	6,380,773	6,418,051
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	1,112,321	1,118,820
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	99,012	99,603
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	60,877	61,213
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	54,307	54,607
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2029	37,610	38,082
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	61,087	63,195
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	26,297	27,215
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	188,946	195,217
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	103,685	107,456
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	2,252	2,334
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2044	20,455	21,117
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	1,144,724	1,175,021
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	850,026	872,524
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	270,380	277,536
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	160,037	164,272
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	141,527	142,566
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	1,590,785	1,629,906
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	518,516	530,296
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	356,965	365,967
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2050	302,749	304,792
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	19,511,548	19,741,388
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	5,402,145	5,464,008
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	76,207,461	76,628,866
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	943,717	955,423
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	903,474	908,470
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2055	26,518,752	27,063,174
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2036	2,781	2,866
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2037	677,424	696,384
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	49,983	51,382
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	4,133	4,271
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	2,849	2,942
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2039	1,102,595	1,123,631
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2040	15,634	16,178
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2041	4,415	4,575
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2045	20,696	21,406
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2047	61,062	62,812
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2047	7,266	7,475
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2048	6,844	7,034
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2048	1,798	1,848
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	2,202,097	2,260,380
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	562,322	576,502
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	17,210	17,644
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	15,658	16,092
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	7,638	7,831
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2050	13,531	13,890
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	1,122,659	1,131,411
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2030	80,174	81,209
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2030	188	190
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2035	2,467	2,540
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2036	2,714	2,796
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2037	3,391	3,499
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	44,108	45,528
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	25,294	26,146
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	3,569	3,678
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	3,322	3,434
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2039	2,526	2,609
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2040	43,038	44,522
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2041	110,959	114,989
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2041	11,145	11,540
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2042	78,516	81,402
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	113,465	117,618
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	67,386	69,852
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	48,949	50,754
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	20,328	21,076
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2048	9,234	9,490
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	956,948	981,080
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	94,585	96,970
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	29,757	30,545
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2050	229,410	235,051
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2050	69,642	71,224
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2053	40,736,032	41,053,582
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2053	26,903,867	27,170,342
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2053	358,825	362,379
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2034	390	400
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	455,651	468,660
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	132,579	136,413
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	52,255	53,794
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2038	50,490	52,161
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2039	7,564	7,794
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	425,991	440,794
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	121,698	125,874
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	12,125	12,552
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	3,436	3,555
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	496,466	514,143
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	239,066	247,437
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	237,889	246,138
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	156,832	162,481
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	141,260	146,262
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	127,113	131,648
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	41,749	43,216
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	6,557	6,791
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	4,169	4,317
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2042	1,992,944	2,064,467
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2044	67,269	69,748
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2047	126,078	129,691
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2047	62,412	64,200
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2048	766,300	783,708
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2048	27,351	28,092
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2048	24,596	25,263
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	136,217	139,694
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	73,575	75,431
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	39,511	40,507
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	35,749,025	36,056,559
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	2,147,817	2,167,748
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	700,410	705,870
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	27,379	27,645
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2030	9,081	9,205
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2035	3,506	3,608
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2036	32,112	33,090
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2038	13,460	13,903
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2038	3,953	4,087
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2039	83,136	85,906
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2039	12,544	12,959
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	33,018	34,163
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	29,815	30,853
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	10,942	11,327
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	5,909	6,120
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	5,387	5,572
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	245,966	254,724
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	63,812	66,094
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	11,367	11,771
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	6,838	7,083
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2042	25,970	26,891
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2042	21,948	22,713
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2042	3,591	3,721
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2047	65,111	66,956
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2047	7,406	7,619
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	752,563	764,721
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	290,494	298,727
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	266,574	273,797
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2049	1,738,994	1,785,020
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2049	21,968	22,522
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2049	12,880	12,975
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2049	11,914	12,215
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2049	2,469	2,531
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2050	510,487	522,084
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	721,998	727,378
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	83,058	83,880
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2055	2,400,048	2,412,569
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	36,637	37,648
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	11,474	11,790
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2036	14,347	14,782
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2037	6,864	7,069
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2038	9,509	9,815
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2038	4,411	4,558
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	847,517	869,662
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	43,057	44,458
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	19,357	19,934
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	74,355	76,956
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	11,812	12,224
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	2,468	2,555
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	1,555	1,600
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	440,975	456,981
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	146,278	151,381
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	135,515	140,457
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	40,363	41,839
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	1,587	1,644
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2047	3,780	3,887
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	606,127	610,350
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	400,369	409,464
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	60,620	61,997
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	3,182	3,254
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2049	357,633	366,652
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2050	8,601	8,796
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	76,457	77,167
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2055	4,842,833	4,868,099
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2030	61,149	62,071
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	2,178	2,235
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2034	1,370,797	1,408,083
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2034	48,549	49,879
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	927,721	952,592
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	546,150	561,340
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2037	41,837	42,898
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2037	13,593	13,991
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039	42,638	44,122
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039	11,646	12,042
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	8,507	8,804
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	5,550	5,732
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	5,438	5,628
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	891	921
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	741	766
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	157,421	162,915
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	89,400	92,556
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	78,711	81,392
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2047	128,764	132,414
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2047	76,458	78,625
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	727,853	747,572
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	97,481	99,696
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2049	40,641	41,666
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2054	98,478	99,054
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2030	19,183	19,492
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2030	4,475	4,541
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2033	128,553	131,774
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2035	3,748	3,859
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2035	2,090	2,153
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2035	1,141	1,176
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2039	52,621	54,396
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2040	39,473	40,091
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2040	10,428	10,788
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2040	8,272	8,565
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2040	3,349	3,466
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	93,474	96,637
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	69,044	71,492
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2043	139,777	144,857
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2043	10,762	11,121
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	125,432	130,043
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2047	385,857	396,793
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2047	134,691	138,508
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	4,151,122	4,263,586
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	506,887	520,619
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	148,827	152,859
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2049	962,685	988,165
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	27,529,697	28,034,652
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2055	13,003,287	13,071,128
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2029	1,906	1,928
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2035	85,473	87,707
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2040	1,574	1,628
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2041	71,392	73,929
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2041	60,104	62,254
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2043	789,569	818,367
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2043	5,912	6,128
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2044	15,971	16,553
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2044	4,956	5,137
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	441,058	452,732
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	392,244	402,626
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	84,664	86,905
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	11,032	11,324
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2049	413,642	424,590
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2049	55,755	57,126
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2049	10,499	10,758
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2054	3,023,611	3,043,165
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2054	1,200,020	1,207,031
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2054	37,016	37,232
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2034	3,051	3,164
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	28,716	30,044
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	17,513	18,350
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	13,457	14,098
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	34,863	36,575
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	32,468	34,081
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	17,703	18,564
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	7,736	8,123
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2039	14,922	15,631
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2039	11,408	11,964
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2039	711	747
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2040	183,645	193,024
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2040	25,397	26,743
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2041	326,840	344,264
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	868,859	899,350
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	535,091	558,928
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	330,500	345,636
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2053	381,510	389,594
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2053	23,914	24,456
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2054	959,528	978,586
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2054	54,523	55,572
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2054	30,162	30,761
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2055	7,321,288	7,447,824
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2055	3,942,064	4,010,196
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	14,452	15,138
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	6,444	6,723
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	1,023	1,070
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2036	6,884	7,218
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2037	65,027	68,221
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	4,719,849	4,831,291
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	312,070	319,136
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	39,100,288	40,414,503
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	16,754,082	17,086,842
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	6,761,258	6,895,546
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	388,873	396,232
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	53,003	54,089
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	1,753,696	1,784,609
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	837,695	855,040
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	485,628	495,690
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	158,860	162,022
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2033	35,029	36,354
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2033	8,778	9,110
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2035	5,022	5,258
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	695,568	727,575
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	416,400	435,227
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	188,594	197,071
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	22,651	23,728
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	8,617	9,009
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	980	1,026
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	886	928
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2038	432,629	452,071
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2039	39,490	41,496
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2048	7,429	7,769
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	3,653,859	3,734,537
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	1,971,839	2,022,094
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	809,727	827,606
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	419,971	429,494
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	718,931	733,884
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	42,230	43,253
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	59,844,597	60,935,013
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	5,359,760	5,451,976
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	2,049,232	2,092,334
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	920,048	940,263
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2034	8,226	8,583
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	235,110	245,679
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	151,826	158,689
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	50,777	53,079
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	9,132	9,552
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	5,045	5,257
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2036	340,301	356,734
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	57,846	60,690
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	19,030	19,931
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	4,359	4,530
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2038	22,008	23,114
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2038	5,124	5,361
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2038	561	589
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	156,632	164,755
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	144,272	151,739
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	123,722	130,063
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	1,417	1,487
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2041	73,192	76,984
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2041	65,655	69,144
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	317,721	332,669
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	91,285	95,523
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2052	516,941	532,539
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2052	290,525	296,164
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2052	145,535	148,835
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2052	112,433	114,905
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	5,495,609	5,588,359
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2033	12,829	13,288
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2034	465,536	483,872
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2034	14,900	15,488
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	189,403	197,612
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	111,763	116,538
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	63,789	66,517
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	51,713	54,022
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	544	564
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	163,607	171,546
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	30,618	32,051
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	27,055	28,371
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	120,564	126,504
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	104,425	109,147
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	26,929	28,089
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	21,386	22,354
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2039	592,610	618,963
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2041	34,532	36,337
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	303,981	318,493
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	288,132	303,322
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	89,803	94,071
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	88,013	92,176
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	17,988	18,936
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2049	499,860	522,128
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	9,399,365	9,606,905
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	395,971	404,826
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	250,488	256,168
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	158,429	161,477
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2055	23,096,445	23,489,311
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2055	2,127,482	2,167,532
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2055	884,082	899,072
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2055	246,275	250,531
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2056	38,788,802	40,022,848
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2056	8,490,422	8,691,556
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2035	22,102	23,089
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2036	20,126	21,042
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	761,026	796,735
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	24,257	25,437
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	20,154	21,148
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2039	87,873	92,116
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2040	207,306	215,851
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2053	54,447,215	56,107,115
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2053	48,746	49,639
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	7,817,936	7,965,272
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	859,991	876,104
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	604,115	614,707
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	410,465	418,688
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	54,431	55,457
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2055	2,898,046	2,947,228
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2033	3,680	3,823
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2034	329,902	343,375
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2034	16,151	16,793
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2036	44,498	46,546
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2037	3,875	4,029
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2037	155	161
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2038	18,564	19,467
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2039	257,889	270,728
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2040	94,165	99,047
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2053	474,235	488,397
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	13,255,125	13,504,928
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	1,449,012	1,492,168
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	1,040,729	1,059,757
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	978,449	996,889
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	583,790	594,792
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	375,619	382,698
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	5,029,448	5,114,802
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	2,281,318	2,320,033
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	1,048,705	1,066,502
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2033	115,115	119,380
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2033	50,888	52,753
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2034	94,105	97,812
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2034	22,906	23,735
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2035	943,870	984,747
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2036	52,175	54,590
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2037	84,259	88,368
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2037	344	361
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	147,535	154,727
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	70,812	74,234
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	23,714	24,868
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	22,781	23,887
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	14,787	15,522
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	7,233	7,596
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	325	342
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2039	134,077	140,579
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2040	686,488	720,421
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2040	261,210	274,970
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2041	43,621	45,866
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	1,501,687	1,567,162
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	107,539	112,515
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	76,752	80,710
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2049	288,148	300,984
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	6,033,744	6,166,782
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	660,966	675,364
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	131,527	134,043
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	15,895,337	16,194,897
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	3,995,426	4,068,476
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	868,858	885,042
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	800,011	815,088
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	699,232	712,409
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	460,387	468,761
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	422,365	430,140
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	57,699	58,786
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	39,295	40,101
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	22,928	23,355
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2055	1,482,055	1,507,207
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2055	817,141	830,817
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2055	65,757	66,858
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2027	22,466	22,842
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	131,444	136,314
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	122,044	126,614
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	48,833	50,463
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2036	3,847	4,027
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2037	59,641	62,525
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2037	1,081	1,131
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	191,927	201,088
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	50,580	52,964
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	46,302	48,567
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	16,026	16,806
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	9,152	9,616
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	288	303
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	123,011	129,408
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	32,666	34,377
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	24,535	25,820
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	11,429	12,025
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2041	67,184	70,683
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2041	63,725	67,063
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2048	21,935	22,953
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2049	85,249	88,674
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	7,261,363	7,427,141
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	6,744,299	6,906,492
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	463,645	474,158
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	449,940	459,052
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	305,477	312,212
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	3,357,497	3,420,771
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	945,969	963,206
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	289,560	295,028
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	287,477	292,706
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	31,275,865	31,799,311
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	2,813,819	2,860,912
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	1,923,437	1,956,079
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	61,674	64,081
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	30,178	31,323
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	22,428	23,276
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	16,301	16,911
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2034	936,422	975,290
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2035	312,887	326,708
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2036	85,889	89,613
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	20,114	21,055
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	13,685	14,321
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	11,679	12,232
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	9,908	10,390
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	7,287	7,641
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2038	10,838	11,367
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2038	9,649	10,127
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	47,366	49,572
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	32,247	33,939
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	10,708	11,258
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2041	71,176	74,942
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	19,491,951	20,128,829
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	189,239	193,045
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	7,880,951	8,126,138
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	1,018,475	1,037,033
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	41,853,068	42,553,538
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	2,207,049	2,243,987
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2029	49,913	50,926
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	88,027	92,124
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	16,025	16,723
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	15,749	16,427
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	13,877	14,486
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2039	128,032	134,573
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2039	10,806	11,376
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2040	62,622	65,970
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	34,386,181	35,101,375
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	15,002,730	15,314,770
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	547,090	558,247
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	26,767	27,541
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	3,291,086	3,351,052
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2034	24,303	25,320
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2036	244,677	254,032
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	138,343	144,863
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	47,395	49,742
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	21,512	22,530
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2038	21,852	22,917
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2039	523,243	550,006
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2040	178,618	187,525
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	1,127,004	1,175,576
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	380,628	399,016
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	72,505	76,020
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	7,821	8,194
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	3,926,556	4,004,543
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	424,510	432,212
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	391,108	398,290
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	315,749	322,316
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	261,674	267,116
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	490,018	498,946
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	307,827	313,162
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2055	1,965,578	1,998,474
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2035	1,625	1,702
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	34,306	36,467
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	1,418,569	1,463,417
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	856,106	883,171
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	616,768	636,267
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	220,720	226,842
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	165,414	170,644
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	96,114	99,941
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2054	4,223,839	4,341,931
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2054	1,749,556	1,798,853
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	8,203,247	8,419,138
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	6,991,938	7,177,479
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	1,911,582	1,962,267
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	1,097,468	1,128,100
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	352,935	367,732
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	142,498	148,506
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2033	452,903	473,040
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2036	835	883
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2036	266	278
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	273,742	290,630
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	6,685	7,097
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	1,355	1,442
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	1,203	1,278
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	544	577
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2040	3,467	3,682
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2052	227,653	235,846
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	3,022,270	3,178,418
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	1,525,592	1,570,248
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	2,563,360	2,631,382
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	242,662	249,094
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2055	5,797,574	5,949,156
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2032	457,002	475,733
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2032	76,347	79,476
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	152,496	159,711
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2036	107,198	113,632
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2036	1,284	1,361
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	4,043	4,304
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	181,185	192,792
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	122,489	130,179
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	894	945
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	10,103,836	10,399,583
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	7,486,133	7,698,240
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	134,967	138,643
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	149,593	158,852
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	2,617	2,785
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	36,950,318	38,274,370
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	1,999,150	2,065,476
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	19,158	19,764
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	17,625,963	18,334,673
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	12,990,909	13,335,641
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	5,739,722	5,891,855
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	4,796,871	4,924,162
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	1,799,063	1,845,960
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	222,272	232,584
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	211,040	223,470
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	145,642	154,383
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	9,275	9,812
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	69,356	73,578
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2039	10,195	10,831
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2053	13,858,841	14,296,983
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2053	275,184	283,884
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	27,549,008	28,280,059
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	118,016	123,486
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	115,524	120,844
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	114,484	119,875
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	85,356	89,316
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2037	17,953	18,976
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	57,251	60,975
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2053	604,885	624,008
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	16,441,687	17,169,573
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	530,033	557,984
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	520,444	546,486
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2036	121,778	128,812
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2036	2,417	2,561
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2038	743	789
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2039	14,735	15,676
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	225,162	239,297
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	102,049	108,428
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2053	325,117	334,177
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2053	64,972	66,981
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	18,648,132	19,173,582
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2055	3,461,389	3,551,078
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2055	2,865,085	2,949,665
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2041	67,315	71,467
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2053	2,416,277	2,488,325
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2053	734,289	756,987
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	22,959,979	23,562,439
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	19,141,717	19,681,075
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	27,571,066	28,826,123
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	1,778,841	1,826,045
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	1,056,752	1,084,134
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	822,648	843,964
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	222,334	231,556
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2037	66,612	70,858
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	126,313	134,310
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	123,152	130,911
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	2,328	2,481
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	2,902,248	2,991,961
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	915,423	943,291
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	772,584	796,465
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	14,303,740	14,682,863
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	1,899,981	1,952,210
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	1,851,718	1,907,655
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	1,107,891	1,136,598
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	962,087	987,016
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	308,688	323,439
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2037	25,207	26,772
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	80,584	85,661
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	9,158	9,730
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	14,438,311	14,955,327
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	280,909	298,532
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	5,286,234	5,533,475
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,897,140	1,955,783
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,342,439	1,381,524
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,241,347	1,278,264
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,035,612	1,076,524
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	856,573	888,164
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	17,575,148	18,032,376
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	4,620,778	4,839,783
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	247,265	253,803
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	24,932,838	25,982,094
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	1,037,122	1,064,077
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	881,279	904,183
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	271,336	283,725
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	128,776	134,619
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2036	812	860
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	741	786
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	159	168
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2038	761	810
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2039	13,836	14,711
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2053	3,225,275	3,324,973
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2053	1,777,161	1,829,180
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2053	1,512,622	1,559,379
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2053	534,687	551,257
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2053	446,027	459,814
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	6,986,497	7,319,811
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	1,812,069	1,859,985
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	934,073	958,860
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	34,842,229	36,474,549
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	29,957,831	31,059,405
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	2,104,662	2,159,361
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	154,802	158,825
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2036	294,456	311,618
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2036	2,494	2,643
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	135,773	143,641
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	66,190	70,252
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	888	944
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	132,888	141,020
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	2,332	2,477
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	208,205	220,996
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	79,821	84,830
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	68,285	72,639
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,990,987	2,043,385
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,777,902	1,825,081
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,126,893	1,156,268
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	581,603	596,764
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	91,359	95,946
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2033	16,110	16,976
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	61,824	64,732
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2037	17,828	19,120
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2038	787	847
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2043	36,017	37,521
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	4,219,205	4,386,255
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	1,460,384	1,519,004
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2032	14,763	15,539
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	11,883	12,428
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2036	52,592	56,290
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	489,610	523,881
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	8,724	9,363
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	6,500	6,983
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2038	9,922	10,695
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2038	2,146	2,310
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2039	173,511	186,308
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2039	6,355	6,816
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2039	1,567	1,680
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2055	45,069	46,797
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2036	9,267	9,940
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2037	116,268	124,928
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	3,271,549	3,396,049
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	385,513	400,969
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	59,593	62,396
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	3,769	3,950
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2034	74,858	79,365
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	11,587	12,400
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	47,009	50,335
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	16,264	17,444
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	1,739	1,862
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	968	1,039
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	2,596,589	2,699,395
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	20,522	21,485
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2054	225,176	237,071
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	3,283	3,523
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2039	3,933	4,222
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2053	613,427	641,021
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	2,307,858	2,395,446
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	1,098,437	1,140,640
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	287,086	303,521
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	262,677	278,401
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	218,313	231,340
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2035	4,576	4,817
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2037	9,893	10,601
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2038	2,607	2,809
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2053	1,894,196	1,975,408
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2053	68,562	71,646
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	6,105,620	6,346,405
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	12,296,809	12,762,347
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	771,661	800,887
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2035	17,305	18,453
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2053	12,203,247	12,726,451
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055	10,836,208	11,249,159
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055	114,814	119,190
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2031	3,468	3,603
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	13,231	14,195
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2039	15,462	16,573
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	896,612	935,053
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2055	3,306,940	3,432,962
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2035	95,984	101,809
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2035	60,396	63,703
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	9,989	10,684
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2040	3,065	3,281
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2053	585,284	609,966
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	3,122,847	3,249,270
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	348,078	370,045
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	49,896	52,213
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	35,797	37,541
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	96,931	102,037
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	92,608	97,969
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	34,835	36,994
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	4,163	4,361
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2036	17,288	18,523
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2036	2,042	2,170
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2038	618	667
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2053	637,775	672,214
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2053	206,530	215,191
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	10,205,109	10,881,029
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	8,352,810	8,840,790
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	72,531	75,621
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2031	5,642	5,869
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2032	5,071	5,303
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2032	4,070	4,257
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	266,916	280,085
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2037	12,262	13,172
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2037	5,281	5,661
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2037	343	369
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	3,994,606	4,145,836
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2032	52,837	55,322
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2032	6,042	6,322
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2036	55,294	59,087
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2036	3,804	3,950
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2037	1,003	1,074
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2038	22,903	23,782
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2039	1,393	1,506
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	37,012,906	38,565,102
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	2,573,794	2,681,328
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2054	256,367	269,855
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2055	1,906,312	2,003,979
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	428,017	449,331
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	52,630,105	55,451,653
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	3,371,145	3,562,341
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	3,172,092	3,371,145
Federal Home Loan Bank 5% 1/1/2056	55,757,720	56,675,894
Freddie Mac 5.5% 1/1/2055	226,683	230,601
Freddie Mac Gold Pool 1.5% 1/1/2037	765,528	702,895
Freddie Mac Gold Pool 1.5% 1/1/2037	293,227	267,403
Freddie Mac Gold Pool 1.5% 10/1/2036	6,389,485	5,827,779
Freddie Mac Gold Pool 1.5% 10/1/2036	1,290,741	1,177,270
Freddie Mac Gold Pool 1.5% 10/1/2036	845,431	775,204
Freddie Mac Gold Pool 1.5% 10/1/2036	692,622	634,439
Freddie Mac Gold Pool 1.5% 10/1/2041	11,583,653	9,945,917
Freddie Mac Gold Pool 1.5% 10/1/2051	56,065,551	44,521,088
Freddie Mac Gold Pool 1.5% 10/1/2051	3,775,619	2,998,181
Freddie Mac Gold Pool 1.5% 10/1/2051	1,623,661	1,289,333
Freddie Mac Gold Pool 1.5% 11/1/2036	47,113,850	42,964,661
Freddie Mac Gold Pool 1.5% 11/1/2036	19,023,036	17,350,700
Freddie Mac Gold Pool 1.5% 11/1/2036	2,344,510	2,152,688
Freddie Mac Gold Pool 1.5% 11/1/2036	1,512,175	1,379,002
Freddie Mac Gold Pool 1.5% 11/1/2036	856,066	780,808
Freddie Mac Gold Pool 1.5% 11/1/2036	686,989	629,279
Freddie Mac Gold Pool 1.5% 11/1/2036	635,248	582,480
Freddie Mac Gold Pool 1.5% 11/1/2036	526,185	483,134
Freddie Mac Gold Pool 1.5% 11/1/2036	382,453	348,772
Freddie Mac Gold Pool 1.5% 11/1/2036	332,564	303,535
Freddie Mac Gold Pool 1.5% 11/1/2037	1,523,330	1,389,174
Freddie Mac Gold Pool 1.5% 11/1/2040	8,264,388	7,162,797
Freddie Mac Gold Pool 1.5% 11/1/2051	67,788,989	53,830,552
Freddie Mac Gold Pool 1.5% 12/1/2036	33,215,095	30,289,931
Freddie Mac Gold Pool 1.5% 12/1/2036	7,946,135	7,246,340
Freddie Mac Gold Pool 1.5% 12/1/2036	2,418,136	2,220,291
Freddie Mac Gold Pool 1.5% 12/1/2036	2,023,421	1,845,224
Freddie Mac Gold Pool 1.5% 12/1/2036	544,472	496,522
Freddie Mac Gold Pool 1.5% 12/1/2036	76,464	70,112
Freddie Mac Gold Pool 1.5% 12/1/2050	13,129,776	10,454,944
Freddie Mac Gold Pool 1.5% 12/1/2051	35,941,724	28,540,960
Freddie Mac Gold Pool 1.5% 2/1/2037	174,349	158,995
Freddie Mac Gold Pool 1.5% 2/1/2042	5,860,000	5,056,910
Freddie Mac Gold Pool 1.5% 3/1/2036	6,222,352	5,691,867
Freddie Mac Gold Pool 1.5% 3/1/2037	227,096	207,096
Freddie Mac Gold Pool 1.5% 3/1/2037	197,167	179,803
Freddie Mac Gold Pool 1.5% 4/1/2037	12,788,621	11,662,362
Freddie Mac Gold Pool 1.5% 4/1/2037	744,681	679,099
Freddie Mac Gold Pool 1.5% 5/1/2051	1,042,949	828,847
Freddie Mac Gold Pool 1.5% 6/1/2036	309,958	283,048
Freddie Mac Gold Pool 1.5% 7/1/2035	2,089,732	1,918,756
Freddie Mac Gold Pool 1.5% 7/1/2036	2,743,643	2,502,447
Freddie Mac Gold Pool 1.5% 7/1/2041	29,987,675	25,818,404
Freddie Mac Gold Pool 1.5% 8/1/2035	203,650	186,988
Freddie Mac Gold Pool 1.5% 8/1/2036	8,859,790	8,080,916
Freddie Mac Gold Pool 1.5% 9/1/2050	29,098,714	23,170,648
Freddie Mac Gold Pool 1.5% 9/1/2051	904,586	718,323
Freddie Mac Gold Pool 1.5% 9/1/2051	512,410	406,899
Freddie Mac Gold Pool 2% 1/1/2036	451,853	422,406
Freddie Mac Gold Pool 2% 1/1/2036	445,217	416,202
Freddie Mac Gold Pool 2% 1/1/2051	547,681,159	458,315,750
Freddie Mac Gold Pool 2% 1/1/2051	29,372,017	24,652,800
Freddie Mac Gold Pool 2% 1/1/2051	10,019,097	8,384,276
Freddie Mac Gold Pool 2% 1/1/2051	4,865,270	4,071,402
Freddie Mac Gold Pool 2% 1/1/2051	2,296,294	1,930,935
Freddie Mac Gold Pool 2% 1/1/2051	1,632,261	1,372,555
Freddie Mac Gold Pool 2% 1/1/2052	4,458,000	3,764,021
Freddie Mac Gold Pool 2% 1/1/2052	4,170,055	3,520,901
Freddie Mac Gold Pool 2% 1/1/2052	63,957	53,301
Freddie Mac Gold Pool 2% 1/1/2054	937,759	781,520
Freddie Mac Gold Pool 2% 10/1/2035	33,830,012	31,657,016
Freddie Mac Gold Pool 2% 10/1/2035	331,644	310,341
Freddie Mac Gold Pool 2% 10/1/2036	1,377,156	1,284,394
Freddie Mac Gold Pool 2% 10/1/2036	843,338	786,796
Freddie Mac Gold Pool 2% 10/1/2036	494,315	461,019
Freddie Mac Gold Pool 2% 10/1/2036	408,810	381,338
Freddie Mac Gold Pool 2% 10/1/2036	30,618	28,594
Freddie Mac Gold Pool 2% 10/1/2050	1,096,704	918,097
Freddie Mac Gold Pool 2% 11/1/2035	16,404,029	15,350,353
Freddie Mac Gold Pool 2% 11/1/2036	11,371,334	10,608,940
Freddie Mac Gold Pool 2% 11/1/2050	44,346,046	37,123,937
Freddie Mac Gold Pool 2% 11/1/2050	5,915,991	4,952,525
Freddie Mac Gold Pool 2% 11/1/2050	4,203,443	3,553,031
Freddie Mac Gold Pool 2% 11/1/2051	36,074,205	30,120,320
Freddie Mac Gold Pool 2% 11/1/2051	34,136,912	28,705,457
Freddie Mac Gold Pool 2% 11/1/2051	30,711,093	25,824,712
Freddie Mac Gold Pool 2% 11/1/2051	864,321	726,261
Freddie Mac Gold Pool 2% 11/1/2051	781,702	652,685
Freddie Mac Gold Pool 2% 11/1/2051	311,575	258,203
Freddie Mac Gold Pool 2% 12/1/2035	12,505,552	11,690,561
Freddie Mac Gold Pool 2% 12/1/2035	1,759,426	1,644,763
Freddie Mac Gold Pool 2% 12/1/2035	394,215	367,292
Freddie Mac Gold Pool 2% 12/1/2036	3,267,252	3,051,261
Freddie Mac Gold Pool 2% 12/1/2036	1,360,889	1,270,924
Freddie Mac Gold Pool 2% 12/1/2036	514,829	480,151
Freddie Mac Gold Pool 2% 12/1/2050	10,725,736	8,975,612
Freddie Mac Gold Pool 2% 12/1/2050	6,466,865	5,413,684
Freddie Mac Gold Pool 2% 12/1/2050	3,536,610	2,969,486
Freddie Mac Gold Pool 2% 12/1/2050	1,597,846	1,341,119
Freddie Mac Gold Pool 2% 12/1/2050	708,034	586,973
Freddie Mac Gold Pool 2% 12/1/2050	628,109	525,816
Freddie Mac Gold Pool 2% 12/1/2050	177,006	148,124
Freddie Mac Gold Pool 2% 12/1/2051	66,940,148	56,289,435
Freddie Mac Gold Pool 2% 12/1/2051	6,331,849	5,286,806
Freddie Mac Gold Pool 2% 12/1/2051	2,580,418	2,177,917
Freddie Mac Gold Pool 2% 12/1/2051	1,349,739	1,133,298
Freddie Mac Gold Pool 2% 12/1/2051	543,051	453,423
Freddie Mac Gold Pool 2% 12/1/2051	93,637	78,768
Freddie Mac Gold Pool 2% 2/1/2035	301,638	285,279
Freddie Mac Gold Pool 2% 2/1/2035	21,569	20,352
Freddie Mac Gold Pool 2% 2/1/2036	27,133,794	25,365,476
Freddie Mac Gold Pool 2% 2/1/2036	476,060	445,035
Freddie Mac Gold Pool 2% 2/1/2051	1,934,353	1,604,216
Freddie Mac Gold Pool 2% 2/1/2051	309,913	259,345
Freddie Mac Gold Pool 2% 2/1/2051	125,791	105,305
Freddie Mac Gold Pool 2% 2/1/2052	899,794	749,881
Freddie Mac Gold Pool 2% 2/1/2052	48,526	40,441
Freddie Mac Gold Pool 2% 3/1/2036	5,876,970	5,493,966
Freddie Mac Gold Pool 2% 3/1/2037	407,294	380,368
Freddie Mac Gold Pool 2% 3/1/2037	28,424	26,510
Freddie Mac Gold Pool 2% 3/1/2051	149,458,697	124,978,035
Freddie Mac Gold Pool 2% 3/1/2051	885,463	734,341
Freddie Mac Gold Pool 2% 3/1/2051	827,623	686,372
Freddie Mac Gold Pool 2% 3/1/2051	217,069	181,514
Freddie Mac Gold Pool 2% 3/1/2052	13,558,668	11,392,901
Freddie Mac Gold Pool 2% 3/1/2052	4,159,733	3,487,487
Freddie Mac Gold Pool 2% 4/1/2036	16,653,859	15,552,909
Freddie Mac Gold Pool 2% 4/1/2036	431,594	402,253
Freddie Mac Gold Pool 2% 4/1/2036	61,205	57,025
Freddie Mac Gold Pool 2% 4/1/2042	25,027,264	22,468,066
Freddie Mac Gold Pool 2% 4/1/2051	50,589,350	42,303,042
Freddie Mac Gold Pool 2% 4/1/2052	9,690,485	8,124,425
Freddie Mac Gold Pool 2% 4/1/2052	5,132,507	4,309,468
Freddie Mac Gold Pool 2% 4/1/2052	907,046	755,925
Freddie Mac Gold Pool 2% 5/1/2033	14,291	13,611
Freddie Mac Gold Pool 2% 5/1/2037	82,373	76,773
Freddie Mac Gold Pool 2% 5/1/2037	41,522	38,700
Freddie Mac Gold Pool 2% 5/1/2037	17,148	15,982
Freddie Mac Gold Pool 2% 5/1/2051	67,456,382	56,407,330
Freddie Mac Gold Pool 2% 5/1/2051	1,380,427	1,165,967
Freddie Mac Gold Pool 2% 5/1/2052	127,271	106,066
Freddie Mac Gold Pool 2% 6/1/2035	967,363	908,854
Freddie Mac Gold Pool 2% 6/1/2035	129,128	121,318
Freddie Mac Gold Pool 2% 6/1/2036	13,092	12,210
Freddie Mac Gold Pool 2% 6/1/2040	752,808	678,693
Freddie Mac Gold Pool 2% 6/1/2051	3,813,373	3,209,018
Freddie Mac Gold Pool 2% 6/1/2051	287,852	238,724
Freddie Mac Gold Pool 2% 7/1/2035	11,973	11,249
Freddie Mac Gold Pool 2% 7/1/2036	60,354	56,289
Freddie Mac Gold Pool 2% 7/1/2050	299,543	250,948
Freddie Mac Gold Pool 2% 7/1/2051	37,628,871	31,688,852
Freddie Mac Gold Pool 2% 7/1/2051	8,175,614	6,828,820
Freddie Mac Gold Pool 2% 7/1/2051	2,493,474	2,113,885
Freddie Mac Gold Pool 2% 7/1/2051	2,319,398	1,937,317
Freddie Mac Gold Pool 2% 8/1/2035	15,408	14,476
Freddie Mac Gold Pool 2% 8/1/2035	9,728	9,103
Freddie Mac Gold Pool 2% 8/1/2036	1,044,483	974,129
Freddie Mac Gold Pool 2% 8/1/2037	766,149	714,064
Freddie Mac Gold Pool 2% 8/1/2050	3,171,474	2,670,831
Freddie Mac Gold Pool 2% 8/1/2051	38,614,354	32,253,296
Freddie Mac Gold Pool 2% 9/1/2035	5,421,133	5,072,918
Freddie Mac Gold Pool 2% 9/1/2035	12,165	11,384
Freddie Mac Gold Pool 2% 9/1/2036	2,412,526	2,250,024
Freddie Mac Gold Pool 2% 9/1/2036	20,452	19,074
Freddie Mac Gold Pool 2% 9/1/2041	161,828,381	144,495,429
Freddie Mac Gold Pool 2% 9/1/2050	2,117,422	1,773,906
Freddie Mac Gold Pool 2% 9/1/2050	33,356	27,945
Freddie Mac Gold Pool 2% 9/1/2050	24,555	20,571
Freddie Mac Gold Pool 2% 9/1/2050	15,620	13,086
Freddie Mac Gold Pool 2% 9/1/2051	27,580,827	23,028,735
Freddie Mac Gold Pool 2.5% 1/1/2030	30,656	30,077
Freddie Mac Gold Pool 2.5% 1/1/2031	477,025	466,391
Freddie Mac Gold Pool 2.5% 1/1/2032	100,859	98,136
Freddie Mac Gold Pool 2.5% 1/1/2035	570,629	548,301
Freddie Mac Gold Pool 2.5% 1/1/2037	45,007	42,502
Freddie Mac Gold Pool 2.5% 1/1/2040	1,651,020	1,534,082
Freddie Mac Gold Pool 2.5% 1/1/2050	22,456	19,634
Freddie Mac Gold Pool 2.5% 1/1/2051	2,772,616	2,434,767
Freddie Mac Gold Pool 2.5% 1/1/2051	2,022,485	1,769,721
Freddie Mac Gold Pool 2.5% 1/1/2051	648,611	575,049
Freddie Mac Gold Pool 2.5% 1/1/2051	253,907	222,968
Freddie Mac Gold Pool 2.5% 1/1/2051	41,247	36,685
Freddie Mac Gold Pool 2.5% 1/1/2051	21,875	19,142
Freddie Mac Gold Pool 2.5% 1/1/2052	27,441,409	23,917,537
Freddie Mac Gold Pool 2.5% 1/1/2052	1,244,500	1,078,855
Freddie Mac Gold Pool 2.5% 1/1/2052	597,764	521,002
Freddie Mac Gold Pool 2.5% 1/1/2052	421,528	365,422
Freddie Mac Gold Pool 2.5% 1/1/2052	375,554	330,145
Freddie Mac Gold Pool 2.5% 10/1/2029	296,640	291,234
Freddie Mac Gold Pool 2.5% 10/1/2029	165,104	162,068
Freddie Mac Gold Pool 2.5% 10/1/2031	300,065	292,263
Freddie Mac Gold Pool 2.5% 10/1/2031	43,136	42,225
Freddie Mac Gold Pool 2.5% 10/1/2031	39,729	38,695
Freddie Mac Gold Pool 2.5% 10/1/2032	1,448,402	1,405,386
Freddie Mac Gold Pool 2.5% 10/1/2034	475,746	457,130
Freddie Mac Gold Pool 2.5% 10/1/2038	831,948	793,155
Freddie Mac Gold Pool 2.5% 10/1/2049	932,839	820,336
Freddie Mac Gold Pool 2.5% 10/1/2050	100,546,482	87,980,494
Freddie Mac Gold Pool 2.5% 10/1/2050	79,882,472	70,722,796
Freddie Mac Gold Pool 2.5% 10/1/2051	88,803,259	77,399,641
Freddie Mac Gold Pool 2.5% 10/1/2051	2,424,828	2,102,078
Freddie Mac Gold Pool 2.5% 10/1/2051	1,928,754	1,672,033
Freddie Mac Gold Pool 2.5% 10/1/2051	1,830,291	1,586,676
Freddie Mac Gold Pool 2.5% 10/1/2051	653,644	566,643
Freddie Mac Gold Pool 2.5% 10/1/2051	25,264	22,020
Freddie Mac Gold Pool 2.5% 11/1/2027	2,794	2,762
Freddie Mac Gold Pool 2.5% 11/1/2034	250,584	240,779
Freddie Mac Gold Pool 2.5% 11/1/2034	7,405	7,115
Freddie Mac Gold Pool 2.5% 11/1/2037	804,322	767,068
Freddie Mac Gold Pool 2.5% 11/1/2037	273,493	260,825
Freddie Mac Gold Pool 2.5% 11/1/2039	114,964	106,928
Freddie Mac Gold Pool 2.5% 11/1/2049	477,850	420,221
Freddie Mac Gold Pool 2.5% 11/1/2050	39,250,482	34,663,988
Freddie Mac Gold Pool 2.5% 11/1/2051	2,402,404	2,120,177
Freddie Mac Gold Pool 2.5% 11/1/2051	898,767	779,139
Freddie Mac Gold Pool 2.5% 11/1/2051	28,462	24,674
Freddie Mac Gold Pool 2.5% 12/1/2029	388,120	380,605
Freddie Mac Gold Pool 2.5% 12/1/2031	14,236	13,856
Freddie Mac Gold Pool 2.5% 12/1/2032	1,149,779	1,113,784
Freddie Mac Gold Pool 2.5% 12/1/2032	62,533	60,637
Freddie Mac Gold Pool 2.5% 12/1/2034	140,137	134,654
Freddie Mac Gold Pool 2.5% 12/1/2037	861,616	821,709
Freddie Mac Gold Pool 2.5% 12/1/2040	111,763	103,208
Freddie Mac Gold Pool 2.5% 12/1/2046	26,918	23,941
Freddie Mac Gold Pool 2.5% 12/1/2049	20,160,106	17,728,759
Freddie Mac Gold Pool 2.5% 12/1/2049	1,850,509	1,627,334
Freddie Mac Gold Pool 2.5% 12/1/2051	56,299,943	49,334,125
Freddie Mac Gold Pool 2.5% 12/1/2051	3,060,301	2,652,969
Freddie Mac Gold Pool 2.5% 12/1/2051	2,443,872	2,120,115
Freddie Mac Gold Pool 2.5% 12/1/2051	1,979,713	1,717,447
Freddie Mac Gold Pool 2.5% 12/1/2051	1,422,384	1,244,175
Freddie Mac Gold Pool 2.5% 12/1/2051	1,333,617	1,176,114
Freddie Mac Gold Pool 2.5% 12/1/2051	354,696	307,707
Freddie Mac Gold Pool 2.5% 2/1/2027	13,065	12,962
Freddie Mac Gold Pool 2.5% 2/1/2030	626,666	614,333
Freddie Mac Gold Pool 2.5% 2/1/2032	227,174	221,035
Freddie Mac Gold Pool 2.5% 2/1/2032	85,520	83,182
Freddie Mac Gold Pool 2.5% 2/1/2032	46,252	45,182
Freddie Mac Gold Pool 2.5% 2/1/2032	42,760	41,605
Freddie Mac Gold Pool 2.5% 2/1/2033	1,543,090	1,495,787
Freddie Mac Gold Pool 2.5% 2/1/2035	22,677	21,733
Freddie Mac Gold Pool 2.5% 2/1/2036	60,556	57,732
Freddie Mac Gold Pool 2.5% 2/1/2038	155,350	148,154
Freddie Mac Gold Pool 2.5% 2/1/2050	350,985	307,998
Freddie Mac Gold Pool 2.5% 2/1/2051	263,284	229,968
Freddie Mac Gold Pool 2.5% 2/1/2051	188,896	164,993
Freddie Mac Gold Pool 2.5% 2/1/2052	101,336,734	88,196,967
Freddie Mac Gold Pool 2.5% 2/1/2052	2,369,962	2,062,662
Freddie Mac Gold Pool 2.5% 2/1/2052	2,221,764	1,933,680
Freddie Mac Gold Pool 2.5% 2/1/2052	2,030,768	1,769,988
Freddie Mac Gold Pool 2.5% 2/1/2052	1,500,915	1,306,299
Freddie Mac Gold Pool 2.5% 2/1/2052	1,484,503	1,292,016
Freddie Mac Gold Pool 2.5% 2/1/2052	1,469,153	1,278,656
Freddie Mac Gold Pool 2.5% 2/1/2052	1,400,191	1,218,636
Freddie Mac Gold Pool 2.5% 2/1/2052	1,390,564	1,210,257
Freddie Mac Gold Pool 2.5% 2/1/2052	1,257,847	1,090,425
Freddie Mac Gold Pool 2.5% 2/1/2052	485,875	421,507
Freddie Mac Gold Pool 2.5% 2/1/2052	199,878	175,086
Freddie Mac Gold Pool 2.5% 3/1/2028	455,835	450,674
Freddie Mac Gold Pool 2.5% 3/1/2028	1,385	1,368
Freddie Mac Gold Pool 2.5% 3/1/2030	11,642	11,415
Freddie Mac Gold Pool 2.5% 3/1/2031	70,837	69,196
Freddie Mac Gold Pool 2.5% 3/1/2032	7,540,025	7,331,342
Freddie Mac Gold Pool 2.5% 3/1/2033	1,326,845	1,285,719
Freddie Mac Gold Pool 2.5% 3/1/2033	189,006	183,336
Freddie Mac Gold Pool 2.5% 3/1/2035	505,769	485,188
Freddie Mac Gold Pool 2.5% 3/1/2037	600,959	573,312
Freddie Mac Gold Pool 2.5% 3/1/2037	452,690	433,703
Freddie Mac Gold Pool 2.5% 3/1/2051	939,207	813,903
Freddie Mac Gold Pool 2.5% 3/1/2052	1,477,509	1,285,928
Freddie Mac Gold Pool 2.5% 3/1/2052	915,758	794,442
Freddie Mac Gold Pool 2.5% 3/1/2052	720,889	631,470
Freddie Mac Gold Pool 2.5% 3/1/2052	71,887	63,217
Freddie Mac Gold Pool 2.5% 3/1/2052	39,678	34,533
Freddie Mac Gold Pool 2.5% 4/1/2027	610	604
Freddie Mac Gold Pool 2.5% 4/1/2030	13,629	13,354
Freddie Mac Gold Pool 2.5% 4/1/2031	1,816,138	1,772,835
Freddie Mac Gold Pool 2.5% 4/1/2032	251,659	244,531
Freddie Mac Gold Pool 2.5% 4/1/2033	395,914	383,391
Freddie Mac Gold Pool 2.5% 4/1/2033	142,085	137,867
Freddie Mac Gold Pool 2.5% 4/1/2035	486,269	466,482
Freddie Mac Gold Pool 2.5% 4/1/2040	2,754,328	2,553,378
Freddie Mac Gold Pool 2.5% 4/1/2042	20,360,714	18,660,421
Freddie Mac Gold Pool 2.5% 4/1/2050	124,188	108,978
Freddie Mac Gold Pool 2.5% 4/1/2051	1,949,251	1,689,193
Freddie Mac Gold Pool 2.5% 4/1/2052	12,193,839	10,627,974
Freddie Mac Gold Pool 2.5% 4/1/2052	2,648,652	2,335,841
Freddie Mac Gold Pool 2.5% 4/1/2052	435,719	379,766
Freddie Mac Gold Pool 2.5% 4/1/2052	35,979	31,314
Freddie Mac Gold Pool 2.5% 5/1/2032	11,831	11,503
Freddie Mac Gold Pool 2.5% 5/1/2035	426,359	408,476
Freddie Mac Gold Pool 2.5% 5/1/2050	844,615	739,849
Freddie Mac Gold Pool 2.5% 5/1/2051	76,901,847	67,098,638
Freddie Mac Gold Pool 2.5% 5/1/2051	2,513,752	2,218,444
Freddie Mac Gold Pool 2.5% 5/1/2051	360,568	313,027
Freddie Mac Gold Pool 2.5% 5/1/2052	896,334	780,111
Freddie Mac Gold Pool 2.5% 6/1/2027	9,807	9,729
Freddie Mac Gold Pool 2.5% 6/1/2027	2,842	2,815
Freddie Mac Gold Pool 2.5% 6/1/2030	273,124	267,531
Freddie Mac Gold Pool 2.5% 6/1/2031	67,805	66,165
Freddie Mac Gold Pool 2.5% 6/1/2032	154,321	149,641
Freddie Mac Gold Pool 2.5% 6/1/2040	4,866,337	4,508,266
Freddie Mac Gold Pool 2.5% 6/1/2050	4,844,000	4,252,236
Freddie Mac Gold Pool 2.5% 6/1/2050	2,844,184	2,496,726
Freddie Mac Gold Pool 2.5% 6/1/2050	2,304,099	2,022,620
Freddie Mac Gold Pool 2.5% 6/1/2052	257,833	224,401
Freddie Mac Gold Pool 2.5% 7/1/2028	14,276	14,089
Freddie Mac Gold Pool 2.5% 7/1/2030	4,911,057	4,808,973
Freddie Mac Gold Pool 2.5% 7/1/2030	72,451	71,012
Freddie Mac Gold Pool 2.5% 7/1/2030	3,116	3,050
Freddie Mac Gold Pool 2.5% 7/1/2031	111,439	108,745
Freddie Mac Gold Pool 2.5% 7/1/2031	47,232	46,089
Freddie Mac Gold Pool 2.5% 7/1/2033	519,777	504,013
Freddie Mac Gold Pool 2.5% 7/1/2033	27,661	26,804
Freddie Mac Gold Pool 2.5% 7/1/2033	14,895	14,419
Freddie Mac Gold Pool 2.5% 7/1/2035	1,448,790	1,386,215
Freddie Mac Gold Pool 2.5% 7/1/2040	713,217	660,393
Freddie Mac Gold Pool 2.5% 7/1/2049	95,153	83,766
Freddie Mac Gold Pool 2.5% 7/1/2050	82,266,971	72,062,625
Freddie Mac Gold Pool 2.5% 7/1/2050	155,944	136,894
Freddie Mac Gold Pool 2.5% 7/1/2050	95,566	83,712
Freddie Mac Gold Pool 2.5% 7/1/2051	45,489,889	39,690,979
Freddie Mac Gold Pool 2.5% 7/1/2051	40,182,029	35,059,749
Freddie Mac Gold Pool 2.5% 7/1/2051	27,636,784	24,113,732
Freddie Mac Gold Pool 2.5% 7/1/2052	959,646	831,915
Freddie Mac Gold Pool 2.5% 7/1/2052	665,298	579,865
Freddie Mac Gold Pool 2.5% 7/1/2052	431,106	373,725
Freddie Mac Gold Pool 2.5% 8/1/2031	1,530,874	1,493,341
Freddie Mac Gold Pool 2.5% 8/1/2031	188,061	183,451
Freddie Mac Gold Pool 2.5% 8/1/2031	44,422	43,268
Freddie Mac Gold Pool 2.5% 8/1/2032	26,124	25,365
Freddie Mac Gold Pool 2.5% 8/1/2035	16,820,213	16,093,718
Freddie Mac Gold Pool 2.5% 8/1/2046	144,797	128,782
Freddie Mac Gold Pool 2.5% 8/1/2049	59,277	52,183
Freddie Mac Gold Pool 2.5% 8/1/2050	52,431,818	45,928,207
Freddie Mac Gold Pool 2.5% 8/1/2050	153,668	134,607
Freddie Mac Gold Pool 2.5% 8/1/2051	64,889,891	56,617,929
Freddie Mac Gold Pool 2.5% 8/1/2051	2,385,052	2,066,851
Freddie Mac Gold Pool 2.5% 8/1/2051	619,020	543,011
Freddie Mac Gold Pool 2.5% 8/1/2052	497,320	432,058
Freddie Mac Gold Pool 2.5% 8/1/2052	24,629	21,412
Freddie Mac Gold Pool 2.5% 9/1/2027	753	744
Freddie Mac Gold Pool 2.5% 9/1/2031	1,012,875	986,538
Freddie Mac Gold Pool 2.5% 9/1/2031	60,552	58,998
Freddie Mac Gold Pool 2.5% 9/1/2031	46,610	45,399
Freddie Mac Gold Pool 2.5% 9/1/2031	4,480	4,364
Freddie Mac Gold Pool 2.5% 9/1/2032	140,722	136,501
Freddie Mac Gold Pool 2.5% 9/1/2032	140,307	136,280
Freddie Mac Gold Pool 2.5% 9/1/2032	133,937	129,959
Freddie Mac Gold Pool 2.5% 9/1/2032	99,056	96,021
Freddie Mac Gold Pool 2.5% 9/1/2035	16,515,881	15,787,047
Freddie Mac Gold Pool 2.5% 9/1/2036	90,698	85,703
Freddie Mac Gold Pool 2.5% 9/1/2037	708,766	675,938
Freddie Mac Gold Pool 2.5% 9/1/2037	37,155	35,434
Freddie Mac Gold Pool 2.5% 9/1/2040	57,525	51,899
Freddie Mac Gold Pool 2.5% 9/1/2050	20,299,708	17,781,744
Freddie Mac Gold Pool 2.5% 9/1/2051	15,014,924	13,086,792
Freddie Mac Gold Pool 2.5% 9/1/2051	10,426,696	9,042,141
Freddie Mac Gold Pool 2.5% 9/1/2051	1,942,313	1,692,892
Freddie Mac Gold Pool 2.5% 9/1/2051	1,740,925	1,517,365
Freddie Mac Gold Pool 2.5% 9/1/2051	439,575	383,128
Freddie Mac Gold Pool 3% 1/1/2027	27,876	27,722
Freddie Mac Gold Pool 3% 1/1/2028	26,486	26,277
Freddie Mac Gold Pool 3% 1/1/2028	14,675	14,562
Freddie Mac Gold Pool 3% 1/1/2028	1,841	1,827
Freddie Mac Gold Pool 3% 1/1/2029	1,405	1,391
Freddie Mac Gold Pool 3% 1/1/2031	29,165	28,795
Freddie Mac Gold Pool 3% 1/1/2033	355,934	348,970
Freddie Mac Gold Pool 3% 1/1/2040	754,796	725,224
Freddie Mac Gold Pool 3% 1/1/2043	968,562	910,211
Freddie Mac Gold Pool 3% 1/1/2043	145,454	136,559
Freddie Mac Gold Pool 3% 1/1/2043	58,517	55,013
Freddie Mac Gold Pool 3% 1/1/2043	8,053	7,597
Freddie Mac Gold Pool 3% 1/1/2044	2,076,111	1,949,036
Freddie Mac Gold Pool 3% 1/1/2045	977,648	910,671
Freddie Mac Gold Pool 3% 1/1/2047	42,032,837	38,973,187
Freddie Mac Gold Pool 3% 1/1/2047	10,417	9,656
Freddie Mac Gold Pool 3% 1/1/2048	870,441	805,176
Freddie Mac Gold Pool 3% 1/1/2048	28,744	26,576
Freddie Mac Gold Pool 3% 1/1/2050	477,530	436,437
Freddie Mac Gold Pool 3% 1/1/2050	305,198	279,698
Freddie Mac Gold Pool 3% 1/1/2050	23,062	21,078
Freddie Mac Gold Pool 3% 1/1/2051	1,853,730	1,693,629
Freddie Mac Gold Pool 3% 1/1/2052	954,307	868,308
Freddie Mac Gold Pool 3% 1/1/2052	299,639	272,262
Freddie Mac Gold Pool 3% 10/1/2026	13,755	13,684
Freddie Mac Gold Pool 3% 10/1/2027	18,728	18,579
Freddie Mac Gold Pool 3% 10/1/2028	647,832	641,835
Freddie Mac Gold Pool 3% 10/1/2028	492,046	487,491
Freddie Mac Gold Pool 3% 10/1/2028	76,959	76,175
Freddie Mac Gold Pool 3% 10/1/2028	49,151	48,792
Freddie Mac Gold Pool 3% 10/1/2028	10,671	10,571
Freddie Mac Gold Pool 3% 10/1/2028	7,160	7,115
Freddie Mac Gold Pool 3% 10/1/2029	97,194	96,085
Freddie Mac Gold Pool 3% 10/1/2029	67,280	66,525
Freddie Mac Gold Pool 3% 10/1/2029	3,391	3,349
Freddie Mac Gold Pool 3% 10/1/2030	427,157	421,534
Freddie Mac Gold Pool 3% 10/1/2030	166,521	164,202
Freddie Mac Gold Pool 3% 10/1/2030	130,646	128,848
Freddie Mac Gold Pool 3% 10/1/2032	93,917	92,207
Freddie Mac Gold Pool 3% 10/1/2033	200,137	195,889
Freddie Mac Gold Pool 3% 10/1/2039	247,432	239,439
Freddie Mac Gold Pool 3% 10/1/2039	246,372	237,104
Freddie Mac Gold Pool 3% 10/1/2040	319,464	304,252
Freddie Mac Gold Pool 3% 10/1/2042	975,025	916,764
Freddie Mac Gold Pool 3% 10/1/2042	580,708	545,630
Freddie Mac Gold Pool 3% 10/1/2042	102,780	96,738
Freddie Mac Gold Pool 3% 10/1/2042	77,052	72,413
Freddie Mac Gold Pool 3% 10/1/2042	54,524	51,400
Freddie Mac Gold Pool 3% 10/1/2042	8,509	8,114
Freddie Mac Gold Pool 3% 10/1/2043	948,889	892,375
Freddie Mac Gold Pool 3% 10/1/2043	103,591	97,415
Freddie Mac Gold Pool 3% 10/1/2043	37,432	35,108
Freddie Mac Gold Pool 3% 10/1/2043	21,050	19,782
Freddie Mac Gold Pool 3% 10/1/2047	1,127,286	1,043,820
Freddie Mac Gold Pool 3% 10/1/2048	532,766	491,414
Freddie Mac Gold Pool 3% 10/1/2049	12,387,250	11,352,241
Freddie Mac Gold Pool 3% 10/1/2049	598,279	548,290
Freddie Mac Gold Pool 3% 10/1/2049	426,387	390,760
Freddie Mac Gold Pool 3% 10/1/2049	279,896	256,509
Freddie Mac Gold Pool 3% 10/1/2049	60,364	55,320
Freddie Mac Gold Pool 3% 10/1/2050	8,740,074	7,987,952
Freddie Mac Gold Pool 3% 10/1/2050	982,464	896,998
Freddie Mac Gold Pool 3% 10/1/2050	63,644	58,047
Freddie Mac Gold Pool 3% 10/1/2051	1,734,823	1,581,739
Freddie Mac Gold Pool 3% 10/1/2051	154,365	140,262
Freddie Mac Gold Pool 3% 11/1/2028	16,830	16,654
Freddie Mac Gold Pool 3% 11/1/2029	20,078	19,841
Freddie Mac Gold Pool 3% 11/1/2030	936,645	927,251
Freddie Mac Gold Pool 3% 11/1/2030	7,450	7,344
Freddie Mac Gold Pool 3% 11/1/2032	235,839	231,787
Freddie Mac Gold Pool 3% 11/1/2032	101,743	99,891
Freddie Mac Gold Pool 3% 11/1/2033	298,031	291,705
Freddie Mac Gold Pool 3% 11/1/2034	39,568	38,615
Freddie Mac Gold Pool 3% 11/1/2042	211,666	198,292
Freddie Mac Gold Pool 3% 11/1/2042	136,440	128,571
Freddie Mac Gold Pool 3% 11/1/2043	20,030	18,784
Freddie Mac Gold Pool 3% 11/1/2047	77,555	71,813
Freddie Mac Gold Pool 3% 11/1/2048	1,914,834	1,766,210
Freddie Mac Gold Pool 3% 11/1/2049	181,493	166,328
Freddie Mac Gold Pool 3% 11/1/2049	79,264	72,641
Freddie Mac Gold Pool 3% 11/1/2050	1,186,700	1,082,355
Freddie Mac Gold Pool 3% 11/1/2051	1,699,429	1,546,282
Freddie Mac Gold Pool 3% 12/1/2028	1,309	1,295
Freddie Mac Gold Pool 3% 12/1/2029	1,037,061	1,024,846
Freddie Mac Gold Pool 3% 12/1/2030	3,884	3,827
Freddie Mac Gold Pool 3% 12/1/2032	581,322	570,420
Freddie Mac Gold Pool 3% 12/1/2032	547,244	537,187
Freddie Mac Gold Pool 3% 12/1/2032	141,363	138,641
Freddie Mac Gold Pool 3% 12/1/2032	16,625	16,303
Freddie Mac Gold Pool 3% 12/1/2034	208,826	203,798
Freddie Mac Gold Pool 3% 12/1/2042	19,718,343	18,587,954
Freddie Mac Gold Pool 3% 12/1/2042	136,643	128,540
Freddie Mac Gold Pool 3% 12/1/2042	76,049	71,466
Freddie Mac Gold Pool 3% 12/1/2042	62,546	58,867
Freddie Mac Gold Pool 3% 12/1/2044	1,268,089	1,175,212
Freddie Mac Gold Pool 3% 12/1/2047	245,314	226,921
Freddie Mac Gold Pool 3% 12/1/2049	1,872,351	1,711,227
Freddie Mac Gold Pool 3% 12/1/2049	202,424	186,396
Freddie Mac Gold Pool 3% 12/1/2051	60,661	54,891
Freddie Mac Gold Pool 3% 2/1/2027	20,648	20,527
Freddie Mac Gold Pool 3% 2/1/2028	13,682	13,575
Freddie Mac Gold Pool 3% 2/1/2028	5,714	5,664
Freddie Mac Gold Pool 3% 2/1/2029	1,409	1,395
Freddie Mac Gold Pool 3% 2/1/2030	90,994	89,883
Freddie Mac Gold Pool 3% 2/1/2030	79,840	78,879
Freddie Mac Gold Pool 3% 2/1/2030	53,600	53,013
Freddie Mac Gold Pool 3% 2/1/2030	10,318	10,193
Freddie Mac Gold Pool 3% 2/1/2031	3,849	3,796
Freddie Mac Gold Pool 3% 2/1/2032	4,150	4,080
Freddie Mac Gold Pool 3% 2/1/2033	1,444,504	1,418,222
Freddie Mac Gold Pool 3% 2/1/2033	225,221	220,772
Freddie Mac Gold Pool 3% 2/1/2033	100,865	98,832
Freddie Mac Gold Pool 3% 2/1/2035	808,593	788,113
Freddie Mac Gold Pool 3% 2/1/2038	569,097	551,602
Freddie Mac Gold Pool 3% 2/1/2040	4,873,851	4,682,896
Freddie Mac Gold Pool 3% 2/1/2043	1,052,709	988,774
Freddie Mac Gold Pool 3% 2/1/2043	795,161	750,123
Freddie Mac Gold Pool 3% 2/1/2043	481,499	453,632
Freddie Mac Gold Pool 3% 2/1/2043	144,724	136,293
Freddie Mac Gold Pool 3% 2/1/2043	41,536	39,088
Freddie Mac Gold Pool 3% 2/1/2043	11,854	11,150
Freddie Mac Gold Pool 3% 2/1/2047	3,897,601	3,612,670
Freddie Mac Gold Pool 3% 2/1/2047	3,741,993	3,468,437
Freddie Mac Gold Pool 3% 2/1/2049	239,947	221,023
Freddie Mac Gold Pool 3% 2/1/2050	567,297	513,515
Freddie Mac Gold Pool 3% 2/1/2050	256,718	234,627
Freddie Mac Gold Pool 3% 2/1/2050	251,923	231,740
Freddie Mac Gold Pool 3% 2/1/2050	43,079	39,372
Freddie Mac Gold Pool 3% 2/1/2052	1,909,216	1,727,617
Freddie Mac Gold Pool 3% 3/1/2027	77,828	77,315
Freddie Mac Gold Pool 3% 3/1/2027	20,471	20,338
Freddie Mac Gold Pool 3% 3/1/2027	4,701	4,672
Freddie Mac Gold Pool 3% 3/1/2032	2,327,953	2,288,664
Freddie Mac Gold Pool 3% 3/1/2032	41,629	40,953
Freddie Mac Gold Pool 3% 3/1/2033	445,540	436,660
Freddie Mac Gold Pool 3% 3/1/2033	135,892	133,396
Freddie Mac Gold Pool 3% 3/1/2033	40,553	39,756
Freddie Mac Gold Pool 3% 3/1/2040	2,796,978	2,687,394
Freddie Mac Gold Pool 3% 3/1/2040	274,804	264,037
Freddie Mac Gold Pool 3% 3/1/2043	521,489	492,581
Freddie Mac Gold Pool 3% 3/1/2043	492,486	463,704
Freddie Mac Gold Pool 3% 3/1/2043	318,018	298,697
Freddie Mac Gold Pool 3% 3/1/2043	94,320	88,667
Freddie Mac Gold Pool 3% 3/1/2043	33,944	31,988
Freddie Mac Gold Pool 3% 3/1/2045	847,373	789,993
Freddie Mac Gold Pool 3% 3/1/2045	832,481	773,703
Freddie Mac Gold Pool 3% 3/1/2045	474,153	441,640
Freddie Mac Gold Pool 3% 3/1/2047	8,663,943	8,030,571
Freddie Mac Gold Pool 3% 3/1/2048	192,050	177,443
Freddie Mac Gold Pool 3% 3/1/2049	228,282	210,064
Freddie Mac Gold Pool 3% 3/1/2049	219,356	201,851
Freddie Mac Gold Pool 3% 3/1/2050	3,870,720	3,563,029
Freddie Mac Gold Pool 3% 3/1/2050	189,160	172,882
Freddie Mac Gold Pool 3% 3/1/2052	158,134	143,093
Freddie Mac Gold Pool 3% 4/1/2027	23,728	23,574
Freddie Mac Gold Pool 3% 4/1/2027	8,106	8,051
Freddie Mac Gold Pool 3% 4/1/2028	77,559	76,893
Freddie Mac Gold Pool 3% 4/1/2028	30,041	29,795
Freddie Mac Gold Pool 3% 4/1/2028	15,677	15,546
Freddie Mac Gold Pool 3% 4/1/2029	9,363	9,266
Freddie Mac Gold Pool 3% 4/1/2030	101,021	99,761
Freddie Mac Gold Pool 3% 4/1/2030	25,795	25,465
Freddie Mac Gold Pool 3% 4/1/2030	15,969	15,758
Freddie Mac Gold Pool 3% 4/1/2033	48,149	47,189
Freddie Mac Gold Pool 3% 4/1/2034	254,772	249,085
Freddie Mac Gold Pool 3% 4/1/2034	28,917	28,330
Freddie Mac Gold Pool 3% 4/1/2038	88,220	85,508
Freddie Mac Gold Pool 3% 4/1/2039	395,524	381,511
Freddie Mac Gold Pool 3% 4/1/2040	518,797	495,714
Freddie Mac Gold Pool 3% 4/1/2043	1,772,392	1,666,221
Freddie Mac Gold Pool 3% 4/1/2043	108,883	102,397
Freddie Mac Gold Pool 3% 4/1/2043	27,228	25,574
Freddie Mac Gold Pool 3% 4/1/2043	14,996	14,074
Freddie Mac Gold Pool 3% 4/1/2045	600,719	559,161
Freddie Mac Gold Pool 3% 4/1/2045	60,341	55,964
Freddie Mac Gold Pool 3% 4/1/2045	29,164	27,026
Freddie Mac Gold Pool 3% 4/1/2045	19,512	18,229
Freddie Mac Gold Pool 3% 4/1/2045	15,024	13,998
Freddie Mac Gold Pool 3% 4/1/2047	251,116	232,758
Freddie Mac Gold Pool 3% 4/1/2048	61,240	56,545
Freddie Mac Gold Pool 3% 4/1/2049	239,638	220,514
Freddie Mac Gold Pool 3% 4/1/2050	12,551,821	11,554,053
Freddie Mac Gold Pool 3% 4/1/2050	2,410,512	2,202,324
Freddie Mac Gold Pool 3% 4/1/2050	281,323	257,026
Freddie Mac Gold Pool 3% 4/1/2051	177,907	162,097
Freddie Mac Gold Pool 3% 4/1/2052	860,864	778,981
Freddie Mac Gold Pool 3% 5/1/2028	30,522	30,283
Freddie Mac Gold Pool 3% 5/1/2029	12,320	12,200
Freddie Mac Gold Pool 3% 5/1/2029	2,257	2,230
Freddie Mac Gold Pool 3% 5/1/2029	980	969
Freddie Mac Gold Pool 3% 5/1/2030	35,723	35,312
Freddie Mac Gold Pool 3% 5/1/2030	28,698	28,330
Freddie Mac Gold Pool 3% 5/1/2030	11,106	10,965
Freddie Mac Gold Pool 3% 5/1/2032	2,675,259	2,629,584
Freddie Mac Gold Pool 3% 5/1/2033	7,087	6,945
Freddie Mac Gold Pool 3% 5/1/2043	4,327,541	4,061,088
Freddie Mac Gold Pool 3% 5/1/2043	672,953	632,041
Freddie Mac Gold Pool 3% 5/1/2043	615,191	577,763
Freddie Mac Gold Pool 3% 5/1/2043	368,250	345,677
Freddie Mac Gold Pool 3% 5/1/2043	220,334	206,274
Freddie Mac Gold Pool 3% 5/1/2043	196,215	184,775
Freddie Mac Gold Pool 3% 5/1/2043	839	783
Freddie Mac Gold Pool 3% 5/1/2045	1,449,590	1,348,833
Freddie Mac Gold Pool 3% 5/1/2048	631,912	583,457
Freddie Mac Gold Pool 3% 5/1/2050	2,951,584	2,696,665
Freddie Mac Gold Pool 3% 5/1/2050	609,289	556,476
Freddie Mac Gold Pool 3% 5/1/2051	628,751	574,448
Freddie Mac Gold Pool 3% 5/1/2051	432,246	394,914
Freddie Mac Gold Pool 3% 5/1/2052	363,184	329,093
Freddie Mac Gold Pool 3% 6/1/2027	18,663	18,532
Freddie Mac Gold Pool 3% 6/1/2028	64,807	64,276
Freddie Mac Gold Pool 3% 6/1/2028	32,168	31,869
Freddie Mac Gold Pool 3% 6/1/2029	5,575	5,514
Freddie Mac Gold Pool 3% 6/1/2030	522,489	515,796
Freddie Mac Gold Pool 3% 6/1/2030	27,091	26,749
Freddie Mac Gold Pool 3% 6/1/2031	26,544	26,126
Freddie Mac Gold Pool 3% 6/1/2043	2,263,061	2,127,330
Freddie Mac Gold Pool 3% 6/1/2043	390,688	368,520
Freddie Mac Gold Pool 3% 6/1/2043	363,356	341,779
Freddie Mac Gold Pool 3% 6/1/2043	272,748	256,343
Freddie Mac Gold Pool 3% 6/1/2043	263,299	247,108
Freddie Mac Gold Pool 3% 6/1/2043	177,292	166,335
Freddie Mac Gold Pool 3% 6/1/2043	63,113	59,197
Freddie Mac Gold Pool 3% 6/1/2043	39,134	36,697
Freddie Mac Gold Pool 3% 6/1/2043	35,818	33,621
Freddie Mac Gold Pool 3% 6/1/2043	2,958	2,790
Freddie Mac Gold Pool 3% 6/1/2045	3,883,277	3,612,296
Freddie Mac Gold Pool 3% 6/1/2045	96,055	89,525
Freddie Mac Gold Pool 3% 6/1/2045	50,410	46,744
Freddie Mac Gold Pool 3% 6/1/2045	4,239	3,952
Freddie Mac Gold Pool 3% 6/1/2049	410,371	377,621
Freddie Mac Gold Pool 3% 6/1/2049	44,251	40,720
Freddie Mac Gold Pool 3% 6/1/2049	3,632	3,342
Freddie Mac Gold Pool 3% 6/1/2050	57,274,672	52,310,138
Freddie Mac Gold Pool 3% 6/1/2052	25,816,555	23,393,235
Freddie Mac Gold Pool 3% 6/1/2053	775,812	701,959
Freddie Mac Gold Pool 3% 7/1/2028	20,919	20,726
Freddie Mac Gold Pool 3% 7/1/2028	12,021	11,913
Freddie Mac Gold Pool 3% 7/1/2028	8,678	8,607
Freddie Mac Gold Pool 3% 7/1/2028	1,477	1,465
Freddie Mac Gold Pool 3% 7/1/2029	316,264	312,942
Freddie Mac Gold Pool 3% 7/1/2031	5,976	5,882
Freddie Mac Gold Pool 3% 7/1/2032	1,125,461	1,109,153
Freddie Mac Gold Pool 3% 7/1/2032	385,267	378,459
Freddie Mac Gold Pool 3% 7/1/2034	111,017	108,378
Freddie Mac Gold Pool 3% 7/1/2034	12,180	11,890
Freddie Mac Gold Pool 3% 7/1/2042	1,254,862	1,182,467
Freddie Mac Gold Pool 3% 7/1/2042	71,645	67,581
Freddie Mac Gold Pool 3% 7/1/2042	1,428	1,366
Freddie Mac Gold Pool 3% 7/1/2043	8,622,774	8,090,180
Freddie Mac Gold Pool 3% 7/1/2043	501,182	470,647
Freddie Mac Gold Pool 3% 7/1/2043	488,326	459,101
Freddie Mac Gold Pool 3% 7/1/2043	435,296	408,553
Freddie Mac Gold Pool 3% 7/1/2043	227,506	212,894
Freddie Mac Gold Pool 3% 7/1/2043	169,818	159,575
Freddie Mac Gold Pool 3% 7/1/2043	53,315	50,012
Freddie Mac Gold Pool 3% 7/1/2043	15,948	15,018
Freddie Mac Gold Pool 3% 7/1/2043	676	635
Freddie Mac Gold Pool 3% 7/1/2045	6,183,957	5,750,128
Freddie Mac Gold Pool 3% 7/1/2045	207,067	192,724
Freddie Mac Gold Pool 3% 7/1/2045	80,277	74,839
Freddie Mac Gold Pool 3% 7/1/2045	7,094	6,595
Freddie Mac Gold Pool 3% 7/1/2047	43,483	40,263
Freddie Mac Gold Pool 3% 7/1/2048	458,571	423,408
Freddie Mac Gold Pool 3% 7/1/2049	56,183	51,489
Freddie Mac Gold Pool 3% 7/1/2049	36,659	33,596
Freddie Mac Gold Pool 3% 7/1/2049	9,171	8,405
Freddie Mac Gold Pool 3% 7/1/2051	529,759	479,370
Freddie Mac Gold Pool 3% 7/1/2052	708,760	641,345
Freddie Mac Gold Pool 3% 8/1/2027	18,045	17,922
Freddie Mac Gold Pool 3% 8/1/2028	42,760	42,342
Freddie Mac Gold Pool 3% 8/1/2028	21,133	20,931
Freddie Mac Gold Pool 3% 8/1/2028	6,154	6,099
Freddie Mac Gold Pool 3% 8/1/2028	3,086	3,062
Freddie Mac Gold Pool 3% 8/1/2029	6,501	6,427
Freddie Mac Gold Pool 3% 8/1/2030	882,656	871,200
Freddie Mac Gold Pool 3% 8/1/2030	45,578	44,952
Freddie Mac Gold Pool 3% 8/1/2031	53,407	52,611
Freddie Mac Gold Pool 3% 8/1/2032	1,836,391	1,803,973
Freddie Mac Gold Pool 3% 8/1/2034	1,463,530	1,428,747
Freddie Mac Gold Pool 3% 8/1/2042	84,912	79,885
Freddie Mac Gold Pool 3% 8/1/2043	250,099	234,439
Freddie Mac Gold Pool 3% 8/1/2043	130,675	122,678
Freddie Mac Gold Pool 3% 8/1/2043	127,624	119,739
Freddie Mac Gold Pool 3% 8/1/2043	104,482	97,995
Freddie Mac Gold Pool 3% 8/1/2043	81,317	76,447
Freddie Mac Gold Pool 3% 8/1/2043	62,256	58,674
Freddie Mac Gold Pool 3% 8/1/2043	56,738	53,193
Freddie Mac Gold Pool 3% 8/1/2043	43,708	40,982
Freddie Mac Gold Pool 3% 8/1/2043	39,824	37,543
Freddie Mac Gold Pool 3% 8/1/2043	38,252	35,939
Freddie Mac Gold Pool 3% 8/1/2043	30,733	28,789
Freddie Mac Gold Pool 3% 8/1/2047	144,502	133,802
Freddie Mac Gold Pool 3% 8/1/2047	79,908	73,991
Freddie Mac Gold Pool 3% 8/1/2049	159,934	146,571
Freddie Mac Gold Pool 3% 8/1/2049	77,681	71,191
Freddie Mac Gold Pool 3% 8/1/2049	30,845	28,268
Freddie Mac Gold Pool 3% 8/1/2050	243,344	222,175
Freddie Mac Gold Pool 3% 8/1/2050	12,597	11,513
Freddie Mac Gold Pool 3% 8/1/2051	5,209,177	4,713,696
Freddie Mac Gold Pool 3% 8/1/2052	7,852,738	7,105,810
Freddie Mac Gold Pool 3% 8/1/2052	624,644	565,816
Freddie Mac Gold Pool 3% 8/1/2053	2,203,831	1,994,037
Freddie Mac Gold Pool 3% 9/1/2027	934	927
Freddie Mac Gold Pool 3% 9/1/2028	58,866	58,334
Freddie Mac Gold Pool 3% 9/1/2028	27,479	27,205
Freddie Mac Gold Pool 3% 9/1/2029	60,147	59,418
Freddie Mac Gold Pool 3% 9/1/2030	509,884	503,108
Freddie Mac Gold Pool 3% 9/1/2032	312,633	306,715
Freddie Mac Gold Pool 3% 9/1/2032	64,219	63,074
Freddie Mac Gold Pool 3% 9/1/2033	476,223	466,446
Freddie Mac Gold Pool 3% 9/1/2034	1,033,907	1,009,335
Freddie Mac Gold Pool 3% 9/1/2039	48,123	46,312
Freddie Mac Gold Pool 3% 9/1/2042	172,319	162,357
Freddie Mac Gold Pool 3% 9/1/2043	896,987	840,978
Freddie Mac Gold Pool 3% 9/1/2043	243,219	227,418
Freddie Mac Gold Pool 3% 9/1/2043	217,794	204,212
Freddie Mac Gold Pool 3% 9/1/2043	159,242	149,781
Freddie Mac Gold Pool 3% 9/1/2043	102,645	96,036
Freddie Mac Gold Pool 3% 9/1/2043	64,829	60,511
Freddie Mac Gold Pool 3% 9/1/2043	10,779	10,049
Freddie Mac Gold Pool 3% 9/1/2045	7,720	7,180
Freddie Mac Gold Pool 3% 9/1/2046	2,980,232	2,790,441
Freddie Mac Gold Pool 3% 9/1/2047	30,880	28,593
Freddie Mac Gold Pool 3% 9/1/2049	5,479,385	5,021,558
Freddie Mac Gold Pool 3% 9/1/2049	264,353	242,265
Freddie Mac Gold Pool 3% 9/1/2050	1,944,526	1,777,191
Freddie Mac Gold Pool 3.5% 1/1/2029	46,287	46,074
Freddie Mac Gold Pool 3.5% 1/1/2029	3,394	3,379
Freddie Mac Gold Pool 3.5% 1/1/2030	89,988	89,672
Freddie Mac Gold Pool 3.5% 1/1/2030	5,903	5,877
Freddie Mac Gold Pool 3.5% 1/1/2031	88,703	88,335
Freddie Mac Gold Pool 3.5% 1/1/2034	89,275	88,538
Freddie Mac Gold Pool 3.5% 1/1/2034	5,665	5,628
Freddie Mac Gold Pool 3.5% 1/1/2038	30,541	29,984
Freddie Mac Gold Pool 3.5% 1/1/2044	7,171,074	6,943,382
Freddie Mac Gold Pool 3.5% 1/1/2044	1,260,101	1,221,226
Freddie Mac Gold Pool 3.5% 1/1/2045	426,152	411,174
Freddie Mac Gold Pool 3.5% 1/1/2045	5,814	5,598
Freddie Mac Gold Pool 3.5% 1/1/2046	11,039	10,596
Freddie Mac Gold Pool 3.5% 1/1/2047	102,083	97,683
Freddie Mac Gold Pool 3.5% 1/1/2048	1,475,849	1,410,841
Freddie Mac Gold Pool 3.5% 1/1/2048	408,625	390,625
Freddie Mac Gold Pool 3.5% 1/1/2048	43,285	41,378
Freddie Mac Gold Pool 3.5% 1/1/2048	29,311	28,020
Freddie Mac Gold Pool 3.5% 1/1/2048	11,169	10,665
Freddie Mac Gold Pool 3.5% 1/1/2049	70,393	67,082
Freddie Mac Gold Pool 3.5% 1/1/2050	369,568	350,683
Freddie Mac Gold Pool 3.5% 1/1/2052	1,284,126	1,213,690
Freddie Mac Gold Pool 3.5% 1/1/2052	60,152	56,721
Freddie Mac Gold Pool 3.5% 10/1/2033	1,443,626	1,433,150
Freddie Mac Gold Pool 3.5% 10/1/2033	232,182	230,264
Freddie Mac Gold Pool 3.5% 10/1/2042	237,040	229,516
Freddie Mac Gold Pool 3.5% 10/1/2042	130,223	126,283
Freddie Mac Gold Pool 3.5% 10/1/2042	29,102	28,243
Freddie Mac Gold Pool 3.5% 10/1/2045	3,902,754	3,749,443
Freddie Mac Gold Pool 3.5% 10/1/2047	2,017,651	1,929,408
Freddie Mac Gold Pool 3.5% 10/1/2047	251,900	240,883
Freddie Mac Gold Pool 3.5% 10/1/2047	202,107	193,205
Freddie Mac Gold Pool 3.5% 10/1/2047	26,707	25,501
Freddie Mac Gold Pool 3.5% 10/1/2048	274,284	261,382
Freddie Mac Gold Pool 3.5% 10/1/2048	97,165	92,594
Freddie Mac Gold Pool 3.5% 10/1/2048	14,985	14,296
Freddie Mac Gold Pool 3.5% 11/1/2033	554,739	550,156
Freddie Mac Gold Pool 3.5% 11/1/2037	16,436	16,136
Freddie Mac Gold Pool 3.5% 11/1/2039	48,792	48,052
Freddie Mac Gold Pool 3.5% 11/1/2044	276,145	266,030
Freddie Mac Gold Pool 3.5% 11/1/2045	5,835,743	5,617,023
Freddie Mac Gold Pool 3.5% 11/1/2045	4,727	4,539
Freddie Mac Gold Pool 3.5% 11/1/2046	44,064	42,178
Freddie Mac Gold Pool 3.5% 11/1/2047	846,834	809,533
Freddie Mac Gold Pool 3.5% 11/1/2047	163,441	156,242
Freddie Mac Gold Pool 3.5% 11/1/2047	24,977	23,877
Freddie Mac Gold Pool 3.5% 11/1/2047	21,816	20,855
Freddie Mac Gold Pool 3.5% 11/1/2047	21,679	20,724
Freddie Mac Gold Pool 3.5% 11/1/2047	5,091	4,867
Freddie Mac Gold Pool 3.5% 11/1/2048	467,161	445,708
Freddie Mac Gold Pool 3.5% 11/1/2048	261,913	249,593
Freddie Mac Gold Pool 3.5% 11/1/2048	161,746	154,138
Freddie Mac Gold Pool 3.5% 11/1/2048	88,606	84,438
Freddie Mac Gold Pool 3.5% 11/1/2049	186,497	177,083
Freddie Mac Gold Pool 3.5% 11/1/2049	8,920	8,483
Freddie Mac Gold Pool 3.5% 12/1/2026	10,063	10,027
Freddie Mac Gold Pool 3.5% 12/1/2029	200,557	199,851
Freddie Mac Gold Pool 3.5% 12/1/2033	324,189	321,511
Freddie Mac Gold Pool 3.5% 12/1/2042	167,754	162,423
Freddie Mac Gold Pool 3.5% 12/1/2042	114,255	110,708
Freddie Mac Gold Pool 3.5% 12/1/2044	1,360,613	1,319,238
Freddie Mac Gold Pool 3.5% 12/1/2044	4,411	4,247
Freddie Mac Gold Pool 3.5% 12/1/2045	1,952,287	1,873,957
Freddie Mac Gold Pool 3.5% 12/1/2045	6,097	5,855
Freddie Mac Gold Pool 3.5% 12/1/2046	461,450	441,700
Freddie Mac Gold Pool 3.5% 12/1/2047	3,970,303	3,795,419
Freddie Mac Gold Pool 3.5% 12/1/2047	2,542,607	2,430,610
Freddie Mac Gold Pool 3.5% 12/1/2047	998,109	954,145
Freddie Mac Gold Pool 3.5% 12/1/2047	175,264	167,544
Freddie Mac Gold Pool 3.5% 12/1/2047	30,880	29,520
Freddie Mac Gold Pool 3.5% 12/1/2048	657,596	627,280
Freddie Mac Gold Pool 3.5% 12/1/2048	72,781	69,426
Freddie Mac Gold Pool 3.5% 12/1/2048	70,831	67,578
Freddie Mac Gold Pool 3.5% 12/1/2048	65,421	62,478
Freddie Mac Gold Pool 3.5% 12/1/2051	460,951	435,811
Freddie Mac Gold Pool 3.5% 12/1/2051	76,681	72,308
Freddie Mac Gold Pool 3.5% 2/1/2033	25,203	25,091
Freddie Mac Gold Pool 3.5% 2/1/2042	2,663,862	2,584,599
Freddie Mac Gold Pool 3.5% 2/1/2043	892,741	861,257
Freddie Mac Gold Pool 3.5% 2/1/2043	139,007	134,749
Freddie Mac Gold Pool 3.5% 2/1/2043	58,720	56,847
Freddie Mac Gold Pool 3.5% 2/1/2044	917,371	887,223
Freddie Mac Gold Pool 3.5% 2/1/2044	581,035	562,730
Freddie Mac Gold Pool 3.5% 2/1/2044	2,188	2,112
Freddie Mac Gold Pool 3.5% 2/1/2045	5,042,512	4,853,935
Freddie Mac Gold Pool 3.5% 2/1/2045	928,431	892,743
Freddie Mac Gold Pool 3.5% 2/1/2046	31,268	29,940
Freddie Mac Gold Pool 3.5% 2/1/2048	747,198	714,286
Freddie Mac Gold Pool 3.5% 2/1/2048	458,111	437,932
Freddie Mac Gold Pool 3.5% 2/1/2048	58,927	56,332
Freddie Mac Gold Pool 3.5% 2/1/2048	29,226	27,912
Freddie Mac Gold Pool 3.5% 2/1/2048	5,094	4,870
Freddie Mac Gold Pool 3.5% 2/1/2049	155,087	147,646
Freddie Mac Gold Pool 3.5% 2/1/2049	19,761	18,831
Freddie Mac Gold Pool 3.5% 3/1/2030	6,869	6,845
Freddie Mac Gold Pool 3.5% 3/1/2032	71,930	71,701
Freddie Mac Gold Pool 3.5% 3/1/2033	136,662	136,055
Freddie Mac Gold Pool 3.5% 3/1/2045	1,047,675	1,007,907
Freddie Mac Gold Pool 3.5% 3/1/2046	6,680,663	6,410,986
Freddie Mac Gold Pool 3.5% 3/1/2046	11,331	10,850
Freddie Mac Gold Pool 3.5% 3/1/2048	3,901,327	3,733,138
Freddie Mac Gold Pool 3.5% 3/1/2048	1,331,733	1,271,824
Freddie Mac Gold Pool 3.5% 3/1/2048	615,534	588,421
Freddie Mac Gold Pool 3.5% 3/1/2048	553,354	528,461
Freddie Mac Gold Pool 3.5% 3/1/2048	291,635	278,516
Freddie Mac Gold Pool 3.5% 3/1/2048	59,613	56,931
Freddie Mac Gold Pool 3.5% 3/1/2048	41,117	39,268
Freddie Mac Gold Pool 3.5% 3/1/2048	25,319	24,180
Freddie Mac Gold Pool 3.5% 3/1/2049	85,686	81,671
Freddie Mac Gold Pool 3.5% 3/1/2049	73,448	69,924
Freddie Mac Gold Pool 3.5% 3/1/2049	63,052	60,087
Freddie Mac Gold Pool 3.5% 3/1/2049	14,588	13,888
Freddie Mac Gold Pool 3.5% 3/1/2050	39,646,307	38,016,808
Freddie Mac Gold Pool 3.5% 3/1/2050	441,910	419,190
Freddie Mac Gold Pool 3.5% 4/1/2028	88,129	87,818
Freddie Mac Gold Pool 3.5% 4/1/2029	4,774	4,753
Freddie Mac Gold Pool 3.5% 4/1/2029	2,409	2,399
Freddie Mac Gold Pool 3.5% 4/1/2030	236,333	235,502
Freddie Mac Gold Pool 3.5% 4/1/2030	156,339	155,789
Freddie Mac Gold Pool 3.5% 4/1/2033	140,985	140,138
Freddie Mac Gold Pool 3.5% 4/1/2033	3,305	3,282
Freddie Mac Gold Pool 3.5% 4/1/2034	93,946	92,994
Freddie Mac Gold Pool 3.5% 4/1/2037	364,264	357,817
Freddie Mac Gold Pool 3.5% 4/1/2042	4,722,680	4,583,515
Freddie Mac Gold Pool 3.5% 4/1/2042	108,512	105,255
Freddie Mac Gold Pool 3.5% 4/1/2044	300,172	287,459
Freddie Mac Gold Pool 3.5% 4/1/2046	4,474,402	4,284,304
Freddie Mac Gold Pool 3.5% 4/1/2047	104,018	99,534
Freddie Mac Gold Pool 3.5% 4/1/2047	17,598	16,840
Freddie Mac Gold Pool 3.5% 4/1/2048	100,881	96,343
Freddie Mac Gold Pool 3.5% 4/1/2048	27,735	26,488
Freddie Mac Gold Pool 3.5% 4/1/2050	89,348	84,754
Freddie Mac Gold Pool 3.5% 4/1/2052	66,161	62,387
Freddie Mac Gold Pool 3.5% 4/1/2052	39,521	37,267
Freddie Mac Gold Pool 3.5% 5/1/2032	445,976	443,688
Freddie Mac Gold Pool 3.5% 5/1/2032	2,580	2,564
Freddie Mac Gold Pool 3.5% 5/1/2033	38,602	38,370
Freddie Mac Gold Pool 3.5% 5/1/2033	5,362	5,325
Freddie Mac Gold Pool 3.5% 5/1/2037	549,564	539,871
Freddie Mac Gold Pool 3.5% 5/1/2037	331,577	326,040
Freddie Mac Gold Pool 3.5% 5/1/2037	220,281	216,482
Freddie Mac Gold Pool 3.5% 5/1/2037	50,870	50,008
Freddie Mac Gold Pool 3.5% 5/1/2038	19,386	19,146
Freddie Mac Gold Pool 3.5% 5/1/2039	175,776	173,275
Freddie Mac Gold Pool 3.5% 5/1/2042	174,825	169,007
Freddie Mac Gold Pool 3.5% 5/1/2043	1,836,622	1,774,700
Freddie Mac Gold Pool 3.5% 5/1/2043	1,680,522	1,622,925
Freddie Mac Gold Pool 3.5% 5/1/2043	207,647	200,775
Freddie Mac Gold Pool 3.5% 5/1/2043	155,818	150,678
Freddie Mac Gold Pool 3.5% 5/1/2045	2,425,720	2,332,744
Freddie Mac Gold Pool 3.5% 5/1/2046	1,805,483	1,735,547
Freddie Mac Gold Pool 3.5% 5/1/2046	235,886	225,865
Freddie Mac Gold Pool 3.5% 5/1/2047	301,021	288,044
Freddie Mac Gold Pool 3.5% 5/1/2047	37,630	36,008
Freddie Mac Gold Pool 3.5% 5/1/2048	459,007	438,359
Freddie Mac Gold Pool 3.5% 5/1/2048	232,411	221,696
Freddie Mac Gold Pool 3.5% 5/1/2048	177,922	169,720
Freddie Mac Gold Pool 3.5% 5/1/2048	101,293	96,736
Freddie Mac Gold Pool 3.5% 5/1/2048	18,525	17,691
Freddie Mac Gold Pool 3.5% 5/1/2049	129,720	123,415
Freddie Mac Gold Pool 3.5% 5/1/2052	7,377,402	6,968,134
Freddie Mac Gold Pool 3.5% 5/1/2052	2,523,485	2,379,549
Freddie Mac Gold Pool 3.5% 5/1/2052	784,808	740,044
Freddie Mac Gold Pool 3.5% 5/1/2052	38,905	36,747
Freddie Mac Gold Pool 3.5% 5/1/2052	33,889	32,115
Freddie Mac Gold Pool 3.5% 6/1/2030	240,115	239,271
Freddie Mac Gold Pool 3.5% 6/1/2032	21,101	21,033
Freddie Mac Gold Pool 3.5% 6/1/2036	183,719	181,053
Freddie Mac Gold Pool 3.5% 6/1/2037	692,424	680,861
Freddie Mac Gold Pool 3.5% 6/1/2037	424,564	418,005
Freddie Mac Gold Pool 3.5% 6/1/2037	181,336	178,535
Freddie Mac Gold Pool 3.5% 6/1/2037	162,207	159,346
Freddie Mac Gold Pool 3.5% 6/1/2037	147,074	144,361
Freddie Mac Gold Pool 3.5% 6/1/2038	96,777	95,581
Freddie Mac Gold Pool 3.5% 6/1/2039	1,632,491	1,609,268
Freddie Mac Gold Pool 3.5% 6/1/2043	37,835	36,644
Freddie Mac Gold Pool 3.5% 6/1/2043	21,900	21,162
Freddie Mac Gold Pool 3.5% 6/1/2047	956,720	914,877
Freddie Mac Gold Pool 3.5% 6/1/2047	396,377	379,413
Freddie Mac Gold Pool 3.5% 6/1/2048	632,952	604,478
Freddie Mac Gold Pool 3.5% 6/1/2048	222,767	212,498
Freddie Mac Gold Pool 3.5% 6/1/2048	69,819	66,601
Freddie Mac Gold Pool 3.5% 6/1/2049	9,877,404	9,391,180
Freddie Mac Gold Pool 3.5% 6/1/2049	65,164	61,956
Freddie Mac Gold Pool 3.5% 6/1/2052	5,550,783	5,249,787
Freddie Mac Gold Pool 3.5% 6/1/2052	1,304,721	1,230,302
Freddie Mac Gold Pool 3.5% 6/1/2052	82,354	77,785
Freddie Mac Gold Pool 3.5% 7/1/2029	464,570	462,467
Freddie Mac Gold Pool 3.5% 7/1/2029	5,522	5,497
Freddie Mac Gold Pool 3.5% 7/1/2032	563,231	561,432
Freddie Mac Gold Pool 3.5% 7/1/2033	1,267,123	1,258,239
Freddie Mac Gold Pool 3.5% 7/1/2033	10,998	10,931
Freddie Mac Gold Pool 3.5% 7/1/2034	126,673	125,230
Freddie Mac Gold Pool 3.5% 7/1/2037	372,150	365,587
Freddie Mac Gold Pool 3.5% 7/1/2037	258,874	254,309
Freddie Mac Gold Pool 3.5% 7/1/2039	294,753	290,560
Freddie Mac Gold Pool 3.5% 7/1/2043	94,639	91,525
Freddie Mac Gold Pool 3.5% 7/1/2043	56,585	54,508
Freddie Mac Gold Pool 3.5% 7/1/2045	7,075,768	6,801,153
Freddie Mac Gold Pool 3.5% 7/1/2046	24,589,378	23,682,370
Freddie Mac Gold Pool 3.5% 7/1/2046	8,054	7,711
Freddie Mac Gold Pool 3.5% 7/1/2047	3,065,598	2,931,522
Freddie Mac Gold Pool 3.5% 7/1/2047	10,021	9,582
Freddie Mac Gold Pool 3.5% 7/1/2048	6,612,028	6,314,582
Freddie Mac Gold Pool 3.5% 7/1/2048	377,756	360,342
Freddie Mac Gold Pool 3.5% 7/1/2048	150,670	143,724
Freddie Mac Gold Pool 3.5% 7/1/2048	114,177	109,040
Freddie Mac Gold Pool 3.5% 7/1/2049	173,404	164,868
Freddie Mac Gold Pool 3.5% 7/1/2052	34,558,222	32,641,074
Freddie Mac Gold Pool 3.5% 8/1/2026	10,239	10,207
Freddie Mac Gold Pool 3.5% 8/1/2028	210,118	209,419
Freddie Mac Gold Pool 3.5% 8/1/2032	1,169,989	1,166,252
Freddie Mac Gold Pool 3.5% 8/1/2033	22,429	22,294
Freddie Mac Gold Pool 3.5% 8/1/2034	917,584	907,136
Freddie Mac Gold Pool 3.5% 8/1/2037	283,862	279,122
Freddie Mac Gold Pool 3.5% 8/1/2037	57,529	56,640
Freddie Mac Gold Pool 3.5% 8/1/2039	507,490	499,794
Freddie Mac Gold Pool 3.5% 8/1/2042	2,061,419	1,998,228
Freddie Mac Gold Pool 3.5% 8/1/2042	193,630	187,299
Freddie Mac Gold Pool 3.5% 8/1/2042	57,764	56,062
Freddie Mac Gold Pool 3.5% 8/1/2043	736,214	711,373
Freddie Mac Gold Pool 3.5% 8/1/2043	254,944	246,431
Freddie Mac Gold Pool 3.5% 8/1/2043	85,657	82,569
Freddie Mac Gold Pool 3.5% 8/1/2044	5,097	4,914
Freddie Mac Gold Pool 3.5% 8/1/2045	3,629,402	3,487,440
Freddie Mac Gold Pool 3.5% 8/1/2045	82,273	79,101
Freddie Mac Gold Pool 3.5% 8/1/2045	78,229	75,261
Freddie Mac Gold Pool 3.5% 8/1/2046	7,697,023	7,367,605
Freddie Mac Gold Pool 3.5% 8/1/2047	140,930	134,810
Freddie Mac Gold Pool 3.5% 8/1/2048	9,863,340	9,419,632
Freddie Mac Gold Pool 3.5% 8/1/2048	806,225	769,057
Freddie Mac Gold Pool 3.5% 8/1/2048	323,027	308,135
Freddie Mac Gold Pool 3.5% 8/1/2048	125,393	120,279
Freddie Mac Gold Pool 3.5% 8/1/2049	6,946,793	6,604,831
Freddie Mac Gold Pool 3.5% 8/1/2049	131,970	125,391
Freddie Mac Gold Pool 3.5% 8/1/2051	14,842	14,051
Freddie Mac Gold Pool 3.5% 8/1/2052	11,656,872	11,079,409
Freddie Mac Gold Pool 3.5% 9/1/2031	3,714	3,695
Freddie Mac Gold Pool 3.5% 9/1/2033	499,561	495,434
Freddie Mac Gold Pool 3.5% 9/1/2033	354,491	351,919
Freddie Mac Gold Pool 3.5% 9/1/2043	795,319	769,035
Freddie Mac Gold Pool 3.5% 9/1/2043	354,735	342,239
Freddie Mac Gold Pool 3.5% 9/1/2043	238,232	229,766
Freddie Mac Gold Pool 3.5% 9/1/2043	42,743	41,315
Freddie Mac Gold Pool 3.5% 9/1/2044	47,331	45,535
Freddie Mac Gold Pool 3.5% 9/1/2045	1,665,028	1,599,906
Freddie Mac Gold Pool 3.5% 9/1/2045	119,875	115,497
Freddie Mac Gold Pool 3.5% 9/1/2045	70,491	67,689
Freddie Mac Gold Pool 3.5% 9/1/2046	1,557,343	1,490,692
Freddie Mac Gold Pool 3.5% 9/1/2047	5,493,183	5,275,673
Freddie Mac Gold Pool 3.5% 9/1/2047	5,197,306	4,969,999
Freddie Mac Gold Pool 3.5% 9/1/2047	85,603	81,859
Freddie Mac Gold Pool 3.5% 9/1/2047	75,520	72,217
Freddie Mac Gold Pool 3.5% 9/1/2047	34,753	33,233
Freddie Mac Gold Pool 3.5% 9/1/2048	186,952	178,333
Freddie Mac Gold Pool 3.5% 9/1/2049	172,726	164,116
Freddie Mac Gold Pool 4% 1/1/2039	175,225	176,325
Freddie Mac Gold Pool 4% 1/1/2041	713,093	711,646
Freddie Mac Gold Pool 4% 1/1/2041	353,853	353,136
Freddie Mac Gold Pool 4% 1/1/2041	280,877	280,345
Freddie Mac Gold Pool 4% 1/1/2041	106,004	105,799
Freddie Mac Gold Pool 4% 1/1/2041	64,190	64,047
Freddie Mac Gold Pool 4% 1/1/2041	53,160	53,056
Freddie Mac Gold Pool 4% 1/1/2041	29,600	29,536
Freddie Mac Gold Pool 4% 1/1/2041	11,785	11,753
Freddie Mac Gold Pool 4% 1/1/2041	5,860	5,849
Freddie Mac Gold Pool 4% 1/1/2041	2,614	2,609
Freddie Mac Gold Pool 4% 1/1/2042	895,963	893,196
Freddie Mac Gold Pool 4% 1/1/2042	88,869	88,634
Freddie Mac Gold Pool 4% 1/1/2043	62,646	62,336
Freddie Mac Gold Pool 4% 1/1/2044	447,913	444,644
Freddie Mac Gold Pool 4% 1/1/2044	36,399	36,127
Freddie Mac Gold Pool 4% 1/1/2044	31,350	31,126
Freddie Mac Gold Pool 4% 1/1/2045	830,543	827,269
Freddie Mac Gold Pool 4% 1/1/2045	208,484	206,859
Freddie Mac Gold Pool 4% 1/1/2046	9,807	9,720
Freddie Mac Gold Pool 4% 1/1/2047	9,894,473	9,801,995
Freddie Mac Gold Pool 4% 1/1/2049	723,969	711,094
Freddie Mac Gold Pool 4% 1/1/2049	574,588	564,190
Freddie Mac Gold Pool 4% 1/1/2052	648,612	635,050
Freddie Mac Gold Pool 4% 10/1/2033	60,467	61,078
Freddie Mac Gold Pool 4% 10/1/2034	201,752	203,725
Freddie Mac Gold Pool 4% 10/1/2037	401,210	399,618
Freddie Mac Gold Pool 4% 10/1/2037	312,853	312,198
Freddie Mac Gold Pool 4% 10/1/2037	137,750	137,332
Freddie Mac Gold Pool 4% 10/1/2037	97,774	97,386
Freddie Mac Gold Pool 4% 10/1/2039	1,681,263	1,679,941
Freddie Mac Gold Pool 4% 10/1/2040	184,121	183,697
Freddie Mac Gold Pool 4% 10/1/2040	150,617	150,338
Freddie Mac Gold Pool 4% 10/1/2040	81,061	80,911
Freddie Mac Gold Pool 4% 10/1/2040	44,486	44,384
Freddie Mac Gold Pool 4% 10/1/2041	2,221,868	2,215,353
Freddie Mac Gold Pool 4% 10/1/2041	644,359	641,877
Freddie Mac Gold Pool 4% 10/1/2041	64,602	64,393
Freddie Mac Gold Pool 4% 10/1/2041	12,473	12,426
Freddie Mac Gold Pool 4% 10/1/2041	6,608	6,594
Freddie Mac Gold Pool 4% 10/1/2042	159,373	158,633
Freddie Mac Gold Pool 4% 10/1/2042	28,967	28,798
Freddie Mac Gold Pool 4% 10/1/2043	30,339	30,138
Freddie Mac Gold Pool 4% 10/1/2044	286,581	284,174
Freddie Mac Gold Pool 4% 10/1/2044	8,445	8,386
Freddie Mac Gold Pool 4% 10/1/2045	2,507,535	2,485,284
Freddie Mac Gold Pool 4% 10/1/2045	1,357,290	1,344,799
Freddie Mac Gold Pool 4% 10/1/2045	51,127	50,719
Freddie Mac Gold Pool 4% 10/1/2045	6,791	6,725
Freddie Mac Gold Pool 4% 10/1/2047	1,159,488	1,141,987
Freddie Mac Gold Pool 4% 10/1/2048	1,937,523	1,905,251
Freddie Mac Gold Pool 4% 10/1/2048	487,185	479,070
Freddie Mac Gold Pool 4% 10/1/2048	337,297	331,299
Freddie Mac Gold Pool 4% 10/1/2048	65,125	64,040
Freddie Mac Gold Pool 4% 10/1/2049	40,151	39,412
Freddie Mac Gold Pool 4% 10/1/2051	387,840	379,852
Freddie Mac Gold Pool 4% 10/1/2052	2,052,801	1,997,050
Freddie Mac Gold Pool 4% 10/1/2052	2,050,782	1,995,085
Freddie Mac Gold Pool 4% 10/1/2052	1,649,096	1,604,308
Freddie Mac Gold Pool 4% 10/1/2052	81,860	79,637
Freddie Mac Gold Pool 4% 11/1/2033	57,996	58,582
Freddie Mac Gold Pool 4% 11/1/2036	814,600	815,106
Freddie Mac Gold Pool 4% 11/1/2037	53,060	52,899
Freddie Mac Gold Pool 4% 11/1/2039	171,411	171,165
Freddie Mac Gold Pool 4% 11/1/2039	40,644	40,603
Freddie Mac Gold Pool 4% 11/1/2040	291,505	290,889
Freddie Mac Gold Pool 4% 11/1/2040	84,040	83,977
Freddie Mac Gold Pool 4% 11/1/2040	57,667	57,548
Freddie Mac Gold Pool 4% 11/1/2040	6,933	6,917
Freddie Mac Gold Pool 4% 11/1/2041	20,732	20,661
Freddie Mac Gold Pool 4% 11/1/2042	14,835	14,771
Freddie Mac Gold Pool 4% 11/1/2043	9,779	9,718
Freddie Mac Gold Pool 4% 11/1/2045	786,390	778,480
Freddie Mac Gold Pool 4% 11/1/2046	3,223,479	3,185,904
Freddie Mac Gold Pool 4% 11/1/2048	385,580	379,158
Freddie Mac Gold Pool 4% 11/1/2048	239,361	235,105
Freddie Mac Gold Pool 4% 11/1/2048	166,320	163,362
Freddie Mac Gold Pool 4% 11/1/2048	6,218	6,122
Freddie Mac Gold Pool 4% 12/1/2037	4,377,571	4,362,936
Freddie Mac Gold Pool 4% 12/1/2038	1,133,983	1,141,103
Freddie Mac Gold Pool 4% 12/1/2039	81,814	81,678
Freddie Mac Gold Pool 4% 12/1/2040	559,788	558,739
Freddie Mac Gold Pool 4% 12/1/2040	379,588	378,821
Freddie Mac Gold Pool 4% 12/1/2040	29,810	29,737
Freddie Mac Gold Pool 4% 12/1/2040	25,596	25,537
Freddie Mac Gold Pool 4% 12/1/2040	24,539	24,480
Freddie Mac Gold Pool 4% 12/1/2040	19,574	19,535
Freddie Mac Gold Pool 4% 12/1/2040	16,012	15,976
Freddie Mac Gold Pool 4% 12/1/2040	15,764	15,735
Freddie Mac Gold Pool 4% 12/1/2040	13,477	13,450
Freddie Mac Gold Pool 4% 12/1/2040	4,959	4,950
Freddie Mac Gold Pool 4% 12/1/2041	211,619	210,949
Freddie Mac Gold Pool 4% 12/1/2041	17,655	17,580
Freddie Mac Gold Pool 4% 12/1/2045	371,736	368,090
Freddie Mac Gold Pool 4% 12/1/2045	306,548	303,746
Freddie Mac Gold Pool 4% 12/1/2045	60,109	59,560
Freddie Mac Gold Pool 4% 12/1/2045	29,914	29,657
Freddie Mac Gold Pool 4% 12/1/2045	22,360	22,233
Freddie Mac Gold Pool 4% 12/1/2045	10,500	10,379
Freddie Mac Gold Pool 4% 12/1/2046	1,664,829	1,645,423
Freddie Mac Gold Pool 4% 12/1/2047	143,779	141,474
Freddie Mac Gold Pool 4% 12/1/2048	230,254	226,419
Freddie Mac Gold Pool 4% 12/1/2048	217,996	214,187
Freddie Mac Gold Pool 4% 12/1/2048	74,054	72,737
Freddie Mac Gold Pool 4% 12/1/2048	15,462	15,187
Freddie Mac Gold Pool 4% 12/1/2049	164,281	161,205
Freddie Mac Gold Pool 4% 12/1/2049	136,931	134,410
Freddie Mac Gold Pool 4% 2/1/2039	27,057	27,227
Freddie Mac Gold Pool 4% 2/1/2040	10,045	10,039
Freddie Mac Gold Pool 4% 2/1/2041	710,204	708,580
Freddie Mac Gold Pool 4% 2/1/2041	470,986	470,120
Freddie Mac Gold Pool 4% 2/1/2041	380,997	380,260
Freddie Mac Gold Pool 4% 2/1/2041	231,943	231,144
Freddie Mac Gold Pool 4% 2/1/2041	155,811	155,518
Freddie Mac Gold Pool 4% 2/1/2041	121,064	120,738
Freddie Mac Gold Pool 4% 2/1/2041	28,787	28,715
Freddie Mac Gold Pool 4% 2/1/2041	11,980	11,955
Freddie Mac Gold Pool 4% 2/1/2043	653,601	649,441
Freddie Mac Gold Pool 4% 2/1/2044	3,623,660	3,600,074
Freddie Mac Gold Pool 4% 2/1/2045	1,092,410	1,084,039
Freddie Mac Gold Pool 4% 2/1/2045	26,600	26,387
Freddie Mac Gold Pool 4% 2/1/2046	3,568,539	3,533,851
Freddie Mac Gold Pool 4% 2/1/2046	99,653	98,724
Freddie Mac Gold Pool 4% 2/1/2046	5,752	5,735
Freddie Mac Gold Pool 4% 2/1/2047	1,355,016	1,337,951
Freddie Mac Gold Pool 4% 2/1/2049	613,833	602,916
Freddie Mac Gold Pool 4% 3/1/2026	475	473
Freddie Mac Gold Pool 4% 3/1/2029	68,635	68,794
Freddie Mac Gold Pool 4% 3/1/2034	12,419	12,532
Freddie Mac Gold Pool 4% 3/1/2040	4,038	4,030
Freddie Mac Gold Pool 4% 3/1/2041	808,149	805,842
Freddie Mac Gold Pool 4% 3/1/2041	7,525	7,506
Freddie Mac Gold Pool 4% 3/1/2041	2,503	2,497
Freddie Mac Gold Pool 4% 3/1/2042	36,967	36,847
Freddie Mac Gold Pool 4% 3/1/2045	58,548	57,996
Freddie Mac Gold Pool 4% 3/1/2046	366,704	362,888
Freddie Mac Gold Pool 4% 3/1/2046	61,033	60,398
Freddie Mac Gold Pool 4% 3/1/2049	2,066,092	2,028,703
Freddie Mac Gold Pool 4% 3/1/2049	174,898	171,733
Freddie Mac Gold Pool 4% 3/1/2049	92,188	90,520
Freddie Mac Gold Pool 4% 3/1/2049	21,029	20,649
Freddie Mac Gold Pool 4% 3/1/2050	72,560	71,156
Freddie Mac Gold Pool 4% 3/1/2050	66,467	65,223
Freddie Mac Gold Pool 4% 4/1/2035	1,013,255	1,020,634
Freddie Mac Gold Pool 4% 4/1/2041	98,603	98,416
Freddie Mac Gold Pool 4% 4/1/2041	17,009	16,968
Freddie Mac Gold Pool 4% 4/1/2042	287,060	286,387
Freddie Mac Gold Pool 4% 4/1/2047	3,187,678	3,143,547
Freddie Mac Gold Pool 4% 4/1/2047	735,846	725,659
Freddie Mac Gold Pool 4% 4/1/2047	5,322	5,248
Freddie Mac Gold Pool 4% 4/1/2048	1,056,469	1,039,202
Freddie Mac Gold Pool 4% 4/1/2048	6,264	6,162
Freddie Mac Gold Pool 4% 4/1/2049	18,605,128	18,355,654
Freddie Mac Gold Pool 4% 4/1/2049	296,700	291,331
Freddie Mac Gold Pool 4% 4/1/2050	275,965	270,885
Freddie Mac Gold Pool 4% 4/1/2050	33,763	33,131
Freddie Mac Gold Pool 4% 4/1/2051	236,619	231,967
Freddie Mac Gold Pool 4% 4/1/2053	9,387,702	9,188,482
Freddie Mac Gold Pool 4% 5/1/2041	3,649	3,639
Freddie Mac Gold Pool 4% 5/1/2042	444,516	442,623
Freddie Mac Gold Pool 4% 5/1/2042	2,064	2,053
Freddie Mac Gold Pool 4% 5/1/2043	18,309	18,194
Freddie Mac Gold Pool 4% 5/1/2044	4,229	4,199
Freddie Mac Gold Pool 4% 5/1/2045	1,626,296	1,618,613
Freddie Mac Gold Pool 4% 5/1/2045	44,918	44,522
Freddie Mac Gold Pool 4% 5/1/2046	159,690	157,929
Freddie Mac Gold Pool 4% 5/1/2046	19,541	19,338
Freddie Mac Gold Pool 4% 5/1/2047	946,562	933,458
Freddie Mac Gold Pool 4% 5/1/2047	16,462	16,234
Freddie Mac Gold Pool 4% 5/1/2048	2,987,989	2,939,153
Freddie Mac Gold Pool 4% 5/1/2048	697,567	685,379
Freddie Mac Gold Pool 4% 5/1/2048	383,485	377,337
Freddie Mac Gold Pool 4% 5/1/2048	275,477	270,664
Freddie Mac Gold Pool 4% 5/1/2048	20,605	20,190
Freddie Mac Gold Pool 4% 5/1/2049	143,745	141,144
Freddie Mac Gold Pool 4% 5/1/2049	98,120	96,344
Freddie Mac Gold Pool 4% 5/1/2049	11,679	11,468
Freddie Mac Gold Pool 4% 5/1/2049	8,000	7,855
Freddie Mac Gold Pool 4% 5/1/2050	1,695,569	1,663,825
Freddie Mac Gold Pool 4% 5/1/2050	29,480	28,937
Freddie Mac Gold Pool 4% 5/1/2051	232,018	226,188
Freddie Mac Gold Pool 4% 6/1/2034	107,435	107,995
Freddie Mac Gold Pool 4% 6/1/2043	13,739	13,711
Freddie Mac Gold Pool 4% 6/1/2044	77,522	77,530
Freddie Mac Gold Pool 4% 6/1/2045	38,396	38,044
Freddie Mac Gold Pool 4% 6/1/2046	4,818,574	4,792,706
Freddie Mac Gold Pool 4% 6/1/2046	37,051	36,642
Freddie Mac Gold Pool 4% 6/1/2047	991,040	976,081
Freddie Mac Gold Pool 4% 6/1/2048	328,358	322,991
Freddie Mac Gold Pool 4% 6/1/2048	319,884	314,655
Freddie Mac Gold Pool 4% 6/1/2048	106,312	104,454
Freddie Mac Gold Pool 4% 6/1/2049	159,641	156,752
Freddie Mac Gold Pool 4% 6/1/2050	70,497	69,177
Freddie Mac Gold Pool 4% 7/1/2029	186	185
Freddie Mac Gold Pool 4% 7/1/2039	295,279	294,992
Freddie Mac Gold Pool 4% 7/1/2039	64,621	64,591
Freddie Mac Gold Pool 4% 7/1/2040	11,046	11,013
Freddie Mac Gold Pool 4% 7/1/2040	3,248	3,244
Freddie Mac Gold Pool 4% 7/1/2042	169,648	169,278
Freddie Mac Gold Pool 4% 7/1/2042	48,971	48,733
Freddie Mac Gold Pool 4% 7/1/2043	58,535	58,238
Freddie Mac Gold Pool 4% 7/1/2043	18,793	18,674
Freddie Mac Gold Pool 4% 7/1/2043	14,236	14,224
Freddie Mac Gold Pool 4% 7/1/2044	732,434	727,287
Freddie Mac Gold Pool 4% 7/1/2044	3,403	3,391
Freddie Mac Gold Pool 4% 7/1/2045	597,641	596,029
Freddie Mac Gold Pool 4% 7/1/2046	59,003	58,352
Freddie Mac Gold Pool 4% 7/1/2046	5,017	4,961
Freddie Mac Gold Pool 4% 7/1/2047	4,831,911	4,758,977
Freddie Mac Gold Pool 4% 7/1/2047	179,214	176,509
Freddie Mac Gold Pool 4% 7/1/2048	3,381,028	3,325,767
Freddie Mac Gold Pool 4% 7/1/2048	1,454,442	1,430,670
Freddie Mac Gold Pool 4% 7/1/2048	293,932	288,796
Freddie Mac Gold Pool 4% 7/1/2048	36,488	35,891
Freddie Mac Gold Pool 4% 7/1/2048	17,607	17,320
Freddie Mac Gold Pool 4% 7/1/2049	313,344	307,575
Freddie Mac Gold Pool 4% 7/1/2049	188,764	185,289
Freddie Mac Gold Pool 4% 7/1/2052	519,500	506,040
Freddie Mac Gold Pool 4% 8/1/2031	13,620	13,633
Freddie Mac Gold Pool 4% 8/1/2033	86,656	87,108
Freddie Mac Gold Pool 4% 8/1/2035	3,561	3,562
Freddie Mac Gold Pool 4% 8/1/2040	42,733	42,592
Freddie Mac Gold Pool 4% 8/1/2042	385,881	383,756
Freddie Mac Gold Pool 4% 8/1/2042	28,382	28,249
Freddie Mac Gold Pool 4% 8/1/2043	169,126	167,931
Freddie Mac Gold Pool 4% 8/1/2043	43,927	43,673
Freddie Mac Gold Pool 4% 8/1/2043	27,282	27,107
Freddie Mac Gold Pool 4% 8/1/2044	1,387,111	1,377,233
Freddie Mac Gold Pool 4% 8/1/2044	84,892	84,296
Freddie Mac Gold Pool 4% 8/1/2044	52,033	51,620
Freddie Mac Gold Pool 4% 8/1/2045	18,779	18,617
Freddie Mac Gold Pool 4% 8/1/2045	14,745	14,758
Freddie Mac Gold Pool 4% 8/1/2046	21,504	21,267
Freddie Mac Gold Pool 4% 8/1/2048	5,011,118	4,929,215
Freddie Mac Gold Pool 4% 8/1/2048	363,378	357,325
Freddie Mac Gold Pool 4% 8/1/2048	353,258	347,086
Freddie Mac Gold Pool 4% 8/1/2048	105,757	103,910
Freddie Mac Gold Pool 4% 8/1/2048	83,011	81,052
Freddie Mac Gold Pool 4% 8/1/2048	72,052	70,874
Freddie Mac Gold Pool 4% 8/1/2048	58,167	57,271
Freddie Mac Gold Pool 4% 8/1/2048	20,488	20,146
Freddie Mac Gold Pool 4% 8/1/2048	18,304	17,984
Freddie Mac Gold Pool 4% 8/1/2048	18,192	17,891
Freddie Mac Gold Pool 4% 8/1/2049	8,199,816	8,048,867
Freddie Mac Gold Pool 4% 8/1/2049	2,208,534	2,167,877
Freddie Mac Gold Pool 4% 8/1/2050	47,688	46,795
Freddie Mac Gold Pool 4% 8/1/2052	18,874,655	18,503,600
Freddie Mac Gold Pool 4% 8/1/2052	1,263,544	1,230,017
Freddie Mac Gold Pool 4% 8/1/2052	1,071,042	1,042,289
Freddie Mac Gold Pool 4% 8/1/2052	795,522	774,414
Freddie Mac Gold Pool 4% 9/1/2037	389,831	388,540
Freddie Mac Gold Pool 4% 9/1/2037	100,969	100,758
Freddie Mac Gold Pool 4% 9/1/2039	472,522	471,972
Freddie Mac Gold Pool 4% 9/1/2040	116,755	116,529
Freddie Mac Gold Pool 4% 9/1/2040	4,202	4,188
Freddie Mac Gold Pool 4% 9/1/2041	15,687	15,641
Freddie Mac Gold Pool 4% 9/1/2041	10,209	10,172
Freddie Mac Gold Pool 4% 9/1/2043	35,732	35,499
Freddie Mac Gold Pool 4% 9/1/2043	26,972	26,818
Freddie Mac Gold Pool 4% 9/1/2044	136,859	135,956
Freddie Mac Gold Pool 4% 9/1/2044	122,562	121,533
Freddie Mac Gold Pool 4% 9/1/2044	115,370	114,538
Freddie Mac Gold Pool 4% 9/1/2045	5,377,706	5,330,874
Freddie Mac Gold Pool 4% 9/1/2045	377,892	374,583
Freddie Mac Gold Pool 4% 9/1/2045	277,546	275,379
Freddie Mac Gold Pool 4% 9/1/2045	72,983	72,368
Freddie Mac Gold Pool 4% 9/1/2045	57,584	57,050
Freddie Mac Gold Pool 4% 9/1/2045	7,945	7,868
Freddie Mac Gold Pool 4% 9/1/2045	1,049	1,040
Freddie Mac Gold Pool 4% 9/1/2046	42,288	41,822
Freddie Mac Gold Pool 4% 9/1/2047	589,919	581,015
Freddie Mac Gold Pool 4% 9/1/2048	619,581	609,261
Freddie Mac Gold Pool 4% 9/1/2048	584,841	576,013
Freddie Mac Gold Pool 4% 9/1/2048	543,330	534,280
Freddie Mac Gold Pool 4% 9/1/2048	449,676	442,326
Freddie Mac Gold Pool 4% 9/1/2048	348,680	342,872
Freddie Mac Gold Pool 4% 9/1/2048	328,796	323,423
Freddie Mac Gold Pool 4% 9/1/2048	141,055	138,546
Freddie Mac Gold Pool 4% 9/1/2048	95,257	93,563
Freddie Mac Gold Pool 4% 9/1/2048	53,700	52,873
Freddie Mac Gold Pool 4% 9/1/2048	47,390	46,562
Freddie Mac Gold Pool 4% 9/1/2048	42,625	41,915
Freddie Mac Gold Pool 4% 9/1/2048	5,086	5,001
Freddie Mac Gold Pool 4% 9/1/2049	1,074,718	1,054,933
Freddie Mac Gold Pool 4% 9/1/2052	1,965,570	1,923,243
Freddie Mac Gold Pool 4% 9/1/2052	1,967,829	1,914,385
Freddie Mac Gold Pool 4% 9/1/2052	1,784,167	1,739,614
Freddie Mac Gold Pool 4% 9/1/2052	1,357,087	1,323,199
Freddie Mac Gold Pool 4% 9/1/2052	1,243,562	1,216,783
Freddie Mac Gold Pool 4% 9/1/2052	454,343	442,146
Freddie Mac Gold Pool 4% 9/1/2052	453,268	441,666
Freddie Mac Gold Pool 4.5% 1/1/2039	41,294	41,570
Freddie Mac Gold Pool 4.5% 1/1/2041	457,776	466,103
Freddie Mac Gold Pool 4.5% 1/1/2042	317,860	323,659
Freddie Mac Gold Pool 4.5% 1/1/2044	1,144,911	1,165,005
Freddie Mac Gold Pool 4.5% 1/1/2048	170,892	171,584
Freddie Mac Gold Pool 4.5% 1/1/2048	2,796	2,806
Freddie Mac Gold Pool 4.5% 1/1/2049	2,575,185	2,576,960
Freddie Mac Gold Pool 4.5% 1/1/2049	780,693	782,147
Freddie Mac Gold Pool 4.5% 1/1/2049	146,126	146,318
Freddie Mac Gold Pool 4.5% 1/1/2049	139,637	139,734
Freddie Mac Gold Pool 4.5% 1/1/2049	104,135	103,961
Freddie Mac Gold Pool 4.5% 1/1/2049	70,011	70,141
Freddie Mac Gold Pool 4.5% 1/1/2049	66,060	66,105
Freddie Mac Gold Pool 4.5% 1/1/2049	11,157	11,165
Freddie Mac Gold Pool 4.5% 1/1/2053	26,174,508	26,094,396
Freddie Mac Gold Pool 4.5% 1/1/2054	25,426	25,213
Freddie Mac Gold Pool 4.5% 10/1/2038	78,829	79,354
Freddie Mac Gold Pool 4.5% 10/1/2039	96,647	98,378
Freddie Mac Gold Pool 4.5% 10/1/2040	212,514	216,408
Freddie Mac Gold Pool 4.5% 10/1/2041	1,042,875	1,061,963
Freddie Mac Gold Pool 4.5% 10/1/2043	331,469	337,200
Freddie Mac Gold Pool 4.5% 10/1/2044	17,417	17,708
Freddie Mac Gold Pool 4.5% 10/1/2044	3,357	3,416
Freddie Mac Gold Pool 4.5% 10/1/2046	2,135	2,153
Freddie Mac Gold Pool 4.5% 10/1/2047	48,716	48,990
Freddie Mac Gold Pool 4.5% 10/1/2048	228,595	228,753
Freddie Mac Gold Pool 4.5% 10/1/2048	125,726	125,961
Freddie Mac Gold Pool 4.5% 10/1/2048	21,882	21,897
Freddie Mac Gold Pool 4.5% 10/1/2048	10,296	10,303
Freddie Mac Gold Pool 4.5% 10/1/2049	742,831	743,110
Freddie Mac Gold Pool 4.5% 10/1/2052	20,366,456	20,221,382
Freddie Mac Gold Pool 4.5% 10/1/2052	5,608,455	5,568,505
Freddie Mac Gold Pool 4.5% 10/1/2052	413,327	410,383
Freddie Mac Gold Pool 4.5% 10/1/2054	1,308,748	1,296,972
Freddie Mac Gold Pool 4.5% 10/1/2054	1,297,030	1,287,414
Freddie Mac Gold Pool 4.5% 11/1/2039	1,709,626	1,740,418
Freddie Mac Gold Pool 4.5% 11/1/2040	12,177,212	12,383,351
Freddie Mac Gold Pool 4.5% 11/1/2041	1,072,384	1,092,036
Freddie Mac Gold Pool 4.5% 11/1/2043	585	594
Freddie Mac Gold Pool 4.5% 11/1/2044	30,817	31,212
Freddie Mac Gold Pool 4.5% 11/1/2046	11,516	11,613
Freddie Mac Gold Pool 4.5% 11/1/2047	559,183	561,448
Freddie Mac Gold Pool 4.5% 11/1/2047	460,561	462,426
Freddie Mac Gold Pool 4.5% 11/1/2047	145,070	145,658
Freddie Mac Gold Pool 4.5% 11/1/2047	141,199	141,676
Freddie Mac Gold Pool 4.5% 11/1/2047	56,346	56,553
Freddie Mac Gold Pool 4.5% 11/1/2047	53,662	53,843
Freddie Mac Gold Pool 4.5% 11/1/2048	64,054	64,173
Freddie Mac Gold Pool 4.5% 11/1/2048	41,135	41,163
Freddie Mac Gold Pool 4.5% 11/1/2048	12,384	12,379
Freddie Mac Gold Pool 4.5% 11/1/2048	12,208	12,216
Freddie Mac Gold Pool 4.5% 11/1/2048	7,379	7,384
Freddie Mac Gold Pool 4.5% 11/1/2048	3,165	3,167
Freddie Mac Gold Pool 4.5% 11/1/2048	1,840	1,846
Freddie Mac Gold Pool 4.5% 11/1/2049	726,636	726,910
Freddie Mac Gold Pool 4.5% 11/1/2049	86,348	86,381
Freddie Mac Gold Pool 4.5% 11/1/2054	1,170,432	1,162,826
Freddie Mac Gold Pool 4.5% 11/1/2054	960,488	951,545
Freddie Mac Gold Pool 4.5% 11/1/2054	143,259	141,970
Freddie Mac Gold Pool 4.5% 11/1/2054	95,134	94,248
Freddie Mac Gold Pool 4.5% 11/1/2055	644,321	638,674
Freddie Mac Gold Pool 4.5% 12/1/2043	1,102,371	1,121,421
Freddie Mac Gold Pool 4.5% 12/1/2044	66,731	67,585
Freddie Mac Gold Pool 4.5% 12/1/2046	7,757	7,822
Freddie Mac Gold Pool 4.5% 12/1/2047	17,396	17,467
Freddie Mac Gold Pool 4.5% 12/1/2048	664,010	667,115
Freddie Mac Gold Pool 4.5% 12/1/2048	416,261	416,548
Freddie Mac Gold Pool 4.5% 12/1/2048	120,754	120,838
Freddie Mac Gold Pool 4.5% 12/1/2048	17,538	17,578
Freddie Mac Gold Pool 4.5% 12/1/2052	17,436,647	17,312,443
Freddie Mac Gold Pool 4.5% 12/1/2054	920,562	913,430
Freddie Mac Gold Pool 4.5% 12/1/2054	464,109	460,136
Freddie Mac Gold Pool 4.5% 12/1/2054	351,377	348,128
Freddie Mac Gold Pool 4.5% 12/1/2055	215,792	213,530
Freddie Mac Gold Pool 4.5% 2/1/2031	15,092	15,239
Freddie Mac Gold Pool 4.5% 2/1/2041	93,173	94,868
Freddie Mac Gold Pool 4.5% 2/1/2045	23,210	23,614
Freddie Mac Gold Pool 4.5% 2/1/2046	85,753	86,609
Freddie Mac Gold Pool 4.5% 2/1/2047	129,968	130,860
Freddie Mac Gold Pool 4.5% 2/1/2048	135,240	135,787
Freddie Mac Gold Pool 4.5% 2/1/2048	8,409	8,443
Freddie Mac Gold Pool 4.5% 2/1/2049	2,652,745	2,654,573
Freddie Mac Gold Pool 4.5% 2/1/2049	144,107	144,409
Freddie Mac Gold Pool 4.5% 2/1/2049	47,034	47,122
Freddie Mac Gold Pool 4.5% 2/1/2049	13,097	13,106
Freddie Mac Gold Pool 4.5% 2/1/2050	180,911	180,923
Freddie Mac Gold Pool 4.5% 2/1/2050	64,478	64,483
Freddie Mac Gold Pool 4.5% 2/1/2053	6,871,589	6,835,526
Freddie Mac Gold Pool 4.5% 2/1/2054	1,115,212	1,105,525
Freddie Mac Gold Pool 4.5% 3/1/2044	2,490	2,533
Freddie Mac Gold Pool 4.5% 3/1/2047	40,828	41,108
Freddie Mac Gold Pool 4.5% 3/1/2048	46,798	46,933
Freddie Mac Gold Pool 4.5% 3/1/2049	2,245,480	2,242,228
Freddie Mac Gold Pool 4.5% 3/1/2049	29,437	29,503
Freddie Mac Gold Pool 4.5% 3/1/2050	616,863	616,903
Freddie Mac Gold Pool 4.5% 3/1/2054	1,139,345	1,132,653
Freddie Mac Gold Pool 4.5% 3/1/2054	22,265	22,072
Freddie Mac Gold Pool 4.5% 4/1/2038	30,644	30,925
Freddie Mac Gold Pool 4.5% 4/1/2039	1,357,195	1,364,975
Freddie Mac Gold Pool 4.5% 4/1/2039	20,940	21,061
Freddie Mac Gold Pool 4.5% 4/1/2041	126,528	128,828
Freddie Mac Gold Pool 4.5% 4/1/2041	123,291	125,551
Freddie Mac Gold Pool 4.5% 4/1/2044	473,306	481,526
Freddie Mac Gold Pool 4.5% 4/1/2046	26,315	26,578
Freddie Mac Gold Pool 4.5% 4/1/2047	313,026	314,666
Freddie Mac Gold Pool 4.5% 4/1/2047	82,621	83,188
Freddie Mac Gold Pool 4.5% 4/1/2047	39,123	39,391
Freddie Mac Gold Pool 4.5% 4/1/2047	7,783	7,837
Freddie Mac Gold Pool 4.5% 4/1/2048	381,806	382,994
Freddie Mac Gold Pool 4.5% 4/1/2048	111,677	112,054
Freddie Mac Gold Pool 4.5% 4/1/2048	52,955	52,871
Freddie Mac Gold Pool 4.5% 4/1/2048	41,165	41,219
Freddie Mac Gold Pool 4.5% 4/1/2049	702,214	702,698
Freddie Mac Gold Pool 4.5% 4/1/2049	398,363	398,638
Freddie Mac Gold Pool 4.5% 4/1/2049	53,396	53,516
Freddie Mac Gold Pool 4.5% 4/1/2050	1,284,607	1,284,288
Freddie Mac Gold Pool 4.5% 4/1/2053	9,942,355	9,865,320
Freddie Mac Gold Pool 4.5% 5/1/2039	2,235,204	2,248,016
Freddie Mac Gold Pool 4.5% 5/1/2039	525,689	535,221
Freddie Mac Gold Pool 4.5% 5/1/2041	132,375	134,780
Freddie Mac Gold Pool 4.5% 5/1/2041	122,637	124,877
Freddie Mac Gold Pool 4.5% 5/1/2041	88,488	90,107
Freddie Mac Gold Pool 4.5% 5/1/2044	174,470	177,558
Freddie Mac Gold Pool 4.5% 5/1/2047	51,790	52,080
Freddie Mac Gold Pool 4.5% 5/1/2047	28,763	28,960
Freddie Mac Gold Pool 4.5% 5/1/2047	24,199	24,365
Freddie Mac Gold Pool 4.5% 5/1/2047	3,428	3,452
Freddie Mac Gold Pool 4.5% 5/1/2048	3,237,245	3,247,320
Freddie Mac Gold Pool 4.5% 5/1/2048	27,462	27,516
Freddie Mac Gold Pool 4.5% 5/1/2049	1,321,009	1,321,920
Freddie Mac Gold Pool 4.5% 5/1/2050	25,315	25,309
Freddie Mac Gold Pool 4.5% 5/1/2053	1,202,245	1,191,916
Freddie Mac Gold Pool 4.5% 5/1/2053	1,193,905	1,184,655
Freddie Mac Gold Pool 4.5% 6/1/2039	1,368,966	1,376,813
Freddie Mac Gold Pool 4.5% 6/1/2041	121,567	123,747
Freddie Mac Gold Pool 4.5% 6/1/2041	101,913	103,777
Freddie Mac Gold Pool 4.5% 6/1/2041	85,754	87,301
Freddie Mac Gold Pool 4.5% 6/1/2041	77,668	79,086
Freddie Mac Gold Pool 4.5% 6/1/2041	40,402	41,124
Freddie Mac Gold Pool 4.5% 6/1/2047	261,681	263,150
Freddie Mac Gold Pool 4.5% 6/1/2047	29,589	29,792
Freddie Mac Gold Pool 4.5% 6/1/2047	20,488	20,694
Freddie Mac Gold Pool 4.5% 6/1/2048	572,817	574,779
Freddie Mac Gold Pool 4.5% 6/1/2048	497,292	498,256
Freddie Mac Gold Pool 4.5% 6/1/2048	158,430	158,923
Freddie Mac Gold Pool 4.5% 6/1/2048	20,493	20,533
Freddie Mac Gold Pool 4.5% 6/1/2049	261,616	261,714
Freddie Mac Gold Pool 4.5% 6/1/2049	222,967	223,051
Freddie Mac Gold Pool 4.5% 7/1/2030	14,114	14,233
Freddie Mac Gold Pool 4.5% 7/1/2038	106,413	107,190
Freddie Mac Gold Pool 4.5% 7/1/2039	670,986	683,003
Freddie Mac Gold Pool 4.5% 7/1/2041	3,888,189	3,954,673
Freddie Mac Gold Pool 4.5% 7/1/2041	496,865	505,937
Freddie Mac Gold Pool 4.5% 7/1/2047	1,064,253	1,070,227
Freddie Mac Gold Pool 4.5% 7/1/2047	327,923	328,534
Freddie Mac Gold Pool 4.5% 7/1/2048	208,020	208,293
Freddie Mac Gold Pool 4.5% 7/1/2048	105,114	105,252
Freddie Mac Gold Pool 4.5% 7/1/2048	61,763	61,916
Freddie Mac Gold Pool 4.5% 7/1/2049	158,851	158,911
Freddie Mac Gold Pool 4.5% 7/1/2049	63,656	63,680
Freddie Mac Gold Pool 4.5% 7/1/2049	54,347	54,368
Freddie Mac Gold Pool 4.5% 7/1/2050	252,435	252,294
Freddie Mac Gold Pool 4.5% 8/1/2038	1,137,962	1,146,263
Freddie Mac Gold Pool 4.5% 8/1/2039	135,731	138,162
Freddie Mac Gold Pool 4.5% 8/1/2047	2,926,378	2,942,802
Freddie Mac Gold Pool 4.5% 8/1/2048	6,770,640	6,779,539
Freddie Mac Gold Pool 4.5% 8/1/2048	1,868,888	1,873,536
Freddie Mac Gold Pool 4.5% 8/1/2048	13,281	13,291
Freddie Mac Gold Pool 4.5% 8/1/2048	13,109	13,126
Freddie Mac Gold Pool 4.5% 8/1/2049	140,402	140,455
Freddie Mac Gold Pool 4.5% 8/1/2052	23,091,969	22,927,481
Freddie Mac Gold Pool 4.5% 8/1/2054	1,051,288	1,044,456
Freddie Mac Gold Pool 4.5% 9/1/2037	255,564	257,907
Freddie Mac Gold Pool 4.5% 9/1/2037	41,164	41,542
Freddie Mac Gold Pool 4.5% 9/1/2038	681,308	685,852
Freddie Mac Gold Pool 4.5% 9/1/2038	1,430	1,455
Freddie Mac Gold Pool 4.5% 9/1/2044	41,821	42,541
Freddie Mac Gold Pool 4.5% 9/1/2044	14,715	14,966
Freddie Mac Gold Pool 4.5% 9/1/2046	105,920	106,812
Freddie Mac Gold Pool 4.5% 9/1/2046	52,261	52,897
Freddie Mac Gold Pool 4.5% 9/1/2046	7,609	7,695
Freddie Mac Gold Pool 4.5% 9/1/2047	387,549	389,724
Freddie Mac Gold Pool 4.5% 9/1/2047	261,679	263,148
Freddie Mac Gold Pool 4.5% 9/1/2047	110,946	111,569
Freddie Mac Gold Pool 4.5% 9/1/2047	87,358	87,848
Freddie Mac Gold Pool 4.5% 9/1/2047	15,405	15,497
Freddie Mac Gold Pool 4.5% 9/1/2048	1,755,513	1,759,879
Freddie Mac Gold Pool 4.5% 9/1/2048	1,002,970	1,004,838
Freddie Mac Gold Pool 4.5% 9/1/2048	288,815	289,194
Freddie Mac Gold Pool 4.5% 9/1/2049	164,029	164,091
Freddie Mac Gold Pool 4.5% 9/1/2049	14,852	14,858
Freddie Mac Gold Pool 4.5% 9/1/2050	302,599	302,430
Freddie Mac Gold Pool 4.5% 9/1/2052	70,165,863	69,666,057
Freddie Mac Gold Pool 5% 1/1/2030	3,109	3,137
Freddie Mac Gold Pool 5% 1/1/2037	8,241	8,499
Freddie Mac Gold Pool 5% 1/1/2039	7,926	8,199
Freddie Mac Gold Pool 5% 1/1/2039	1,949	2,015
Freddie Mac Gold Pool 5% 1/1/2040	46,336	47,975
Freddie Mac Gold Pool 5% 1/1/2049	377,811	387,811
Freddie Mac Gold Pool 5% 1/1/2049	96,030	98,571
Freddie Mac Gold Pool 5% 1/1/2053	1,588,043	1,604,795
Freddie Mac Gold Pool 5% 1/1/2054	1,661,647	1,674,471
Freddie Mac Gold Pool 5% 10/1/2026	1	0
Freddie Mac Gold Pool 5% 10/1/2034	377	387
Freddie Mac Gold Pool 5% 10/1/2038	14,946	15,461
Freddie Mac Gold Pool 5% 10/1/2039	6,550	6,778
Freddie Mac Gold Pool 5% 10/1/2048	167,797	172,238
Freddie Mac Gold Pool 5% 10/1/2048	98,540	101,148
Freddie Mac Gold Pool 5% 10/1/2048	2,564	2,632
Freddie Mac Gold Pool 5% 10/1/2049	5,068	5,193
Freddie Mac Gold Pool 5% 10/1/2052	2,575,662	2,606,807
Freddie Mac Gold Pool 5% 10/1/2052	1,648,155	1,667,570
Freddie Mac Gold Pool 5% 10/1/2052	1,246,146	1,260,825
Freddie Mac Gold Pool 5% 10/1/2052	364,180	368,584
Freddie Mac Gold Pool 5% 10/1/2054	20,751,214	20,872,446
Freddie Mac Gold Pool 5% 10/1/2054	56,303	56,632
Freddie Mac Gold Pool 5% 11/1/2038	35,666	36,874
Freddie Mac Gold Pool 5% 11/1/2038	28,887	29,903
Freddie Mac Gold Pool 5% 11/1/2048	360,726	370,273
Freddie Mac Gold Pool 5% 11/1/2048	19,647	20,167
Freddie Mac Gold Pool 5% 11/1/2048	17,870	18,343
Freddie Mac Gold Pool 5% 11/1/2048	13,525	13,883
Freddie Mac Gold Pool 5% 11/1/2049	8,103	8,302
Freddie Mac Gold Pool 5% 11/1/2052	23,999,827	24,282,538
Freddie Mac Gold Pool 5% 11/1/2053	15,447,034	15,580,724
Freddie Mac Gold Pool 5% 11/1/2054	17,941,797	18,046,617
Freddie Mac Gold Pool 5% 12/1/2036	42,275	43,635
Freddie Mac Gold Pool 5% 12/1/2038	335,779	347,115
Freddie Mac Gold Pool 5% 12/1/2038	10,461	10,826
Freddie Mac Gold Pool 5% 12/1/2048	997,009	1,023,397
Freddie Mac Gold Pool 5% 12/1/2048	555,029	567,361
Freddie Mac Gold Pool 5% 12/1/2049	10,072	10,301
Freddie Mac Gold Pool 5% 12/1/2053	26,518,920	27,096,494
Freddie Mac Gold Pool 5% 12/1/2053	171,677	173,002
Freddie Mac Gold Pool 5% 12/1/2054	26,056,728	26,208,956
Freddie Mac Gold Pool 5% 12/1/2054	111,165	111,780
Freddie Mac Gold Pool 5% 2/1/2037	22,971	23,730
Freddie Mac Gold Pool 5% 2/1/2038	456,174	469,304
Freddie Mac Gold Pool 5% 2/1/2038	89,605	92,704
Freddie Mac Gold Pool 5% 2/1/2038	8,300	8,583
Freddie Mac Gold Pool 5% 2/1/2039	322,320	333,638
Freddie Mac Gold Pool 5% 2/1/2039	9,360	9,683
Freddie Mac Gold Pool 5% 2/1/2039	1,113	1,152
Freddie Mac Gold Pool 5% 2/1/2049	1,726,089	1,771,652
Freddie Mac Gold Pool 5% 2/1/2049	243,061	249,191
Freddie Mac Gold Pool 5% 2/1/2049	177,305	181,067
Freddie Mac Gold Pool 5% 2/1/2049	8,797	9,019
Freddie Mac Gold Pool 5% 2/1/2050	368,424	377,484
Freddie Mac Gold Pool 5% 2/1/2053	14,506,700	14,649,024
Freddie Mac Gold Pool 5% 3/1/2027	252	252
Freddie Mac Gold Pool 5% 3/1/2037	5,345	5,522
Freddie Mac Gold Pool 5% 3/1/2037	666	687
Freddie Mac Gold Pool 5% 3/1/2038	34,280	35,432
Freddie Mac Gold Pool 5% 3/1/2038	2,263	2,338
Freddie Mac Gold Pool 5% 3/1/2039	12,289	12,721
Freddie Mac Gold Pool 5% 3/1/2040	2,690,791	2,732,877
Freddie Mac Gold Pool 5% 3/1/2049	12,318	12,628
Freddie Mac Gold Pool 5% 3/1/2049	3,581	3,671
Freddie Mac Gold Pool 5% 3/1/2050	7,870	8,049
Freddie Mac Gold Pool 5% 3/1/2053	16,176,709	16,306,603
Freddie Mac Gold Pool 5% 3/1/2053	853,990	860,648
Freddie Mac Gold Pool 5% 3/1/2053	318,287	320,768
Freddie Mac Gold Pool 5% 4/1/2028	376	378
Freddie Mac Gold Pool 5% 4/1/2038	168,151	173,884
Freddie Mac Gold Pool 5% 4/1/2038	142,411	147,371
Freddie Mac Gold Pool 5% 4/1/2038	11,384	11,782
Freddie Mac Gold Pool 5% 4/1/2038	503	519
Freddie Mac Gold Pool 5% 4/1/2038	472	487
Freddie Mac Gold Pool 5% 4/1/2039	594,409	605,192
Freddie Mac Gold Pool 5% 4/1/2039	1,283	1,329
Freddie Mac Gold Pool 5% 4/1/2049	264,153	270,814
Freddie Mac Gold Pool 5% 4/1/2049	4,686	4,804
Freddie Mac Gold Pool 5% 4/1/2053	35,991,891	36,590,202
Freddie Mac Gold Pool 5% 4/1/2053	4,765,933	4,813,138
Freddie Mac Gold Pool 5% 4/1/2054	252,948	254,663
Freddie Mac Gold Pool 5% 5/1/2028	9,347	9,415
Freddie Mac Gold Pool 5% 5/1/2029	393	396
Freddie Mac Gold Pool 5% 5/1/2029	1	0
Freddie Mac Gold Pool 5% 5/1/2035	363,556	374,559
Freddie Mac Gold Pool 5% 5/1/2037	5,628	5,812
Freddie Mac Gold Pool 5% 5/1/2039	6,353,803	6,469,066
Freddie Mac Gold Pool 5% 5/1/2049	37,896	38,851
Freddie Mac Gold Pool 5% 5/1/2050	1,517,742	1,552,220
Freddie Mac Gold Pool 5% 5/1/2055	623,876	627,131
Freddie Mac Gold Pool 5% 6/1/2037	7,585	7,835
Freddie Mac Gold Pool 5% 6/1/2037	6,604	6,827
Freddie Mac Gold Pool 5% 6/1/2038	238,451	246,669
Freddie Mac Gold Pool 5% 6/1/2038	35,804	37,007
Freddie Mac Gold Pool 5% 6/1/2038	18,562	19,188
Freddie Mac Gold Pool 5% 6/1/2049	12,891	13,216
Freddie Mac Gold Pool 5% 6/1/2050	7,944	8,114
Freddie Mac Gold Pool 5% 7/1/2031	3,582	3,643
Freddie Mac Gold Pool 5% 7/1/2036	2,515	2,597
Freddie Mac Gold Pool 5% 7/1/2038	2,779	2,874
Freddie Mac Gold Pool 5% 7/1/2040	87,161	90,184
Freddie Mac Gold Pool 5% 7/1/2048	475,340	478,860
Freddie Mac Gold Pool 5% 7/1/2048	404,585	407,581
Freddie Mac Gold Pool 5% 7/1/2052	969,483	981,812
Freddie Mac Gold Pool 5% 7/1/2054	457,624	460,584
Freddie Mac Gold Pool 5% 8/1/2037	16,694	17,242
Freddie Mac Gold Pool 5% 8/1/2038	41,633	43,056
Freddie Mac Gold Pool 5% 8/1/2038	31,024	32,028
Freddie Mac Gold Pool 5% 8/1/2040	1,037,039	1,074,617
Freddie Mac Gold Pool 5% 8/1/2040	374,749	387,787
Freddie Mac Gold Pool 5% 8/1/2040	38,120	39,500
Freddie Mac Gold Pool 5% 8/1/2040	13,579	14,077
Freddie Mac Gold Pool 5% 8/1/2048	735,123	755,039
Freddie Mac Gold Pool 5% 8/1/2049	98,362	100,781
Freddie Mac Gold Pool 5% 8/1/2049	60,568	62,058
Freddie Mac Gold Pool 5% 8/1/2052	14,376,246	14,631,132
Freddie Mac Gold Pool 5% 8/1/2052	1,511,150	1,525,787
Freddie Mac Gold Pool 5% 8/1/2052	180,535	183,113
Freddie Mac Gold Pool 5% 8/1/2052	79,673	80,477
Freddie Mac Gold Pool 5% 8/1/2052	22,768	22,998
Freddie Mac Gold Pool 5% 8/1/2054	39,847	40,105
Freddie Mac Gold Pool 5% 8/1/2055	9,611,443	9,742,684
Freddie Mac Gold Pool 5% 9/1/2031	4,284	4,350
Freddie Mac Gold Pool 5% 9/1/2038	711,028	735,432
Freddie Mac Gold Pool 5% 9/1/2038	876	906
Freddie Mac Gold Pool 5% 9/1/2039	629,550	651,159
Freddie Mac Gold Pool 5% 9/1/2039	473,949	490,410
Freddie Mac Gold Pool 5% 9/1/2039	15,280	15,826
Freddie Mac Gold Pool 5% 9/1/2049	320,868	328,759
Freddie Mac Gold Pool 5% 9/1/2049	10,753	10,830
Freddie Mac Gold Pool 5% 9/1/2052	29,010,190	29,325,087
Freddie Mac Gold Pool 5% 9/1/2052	2,781,851	2,834,615
Freddie Mac Gold Pool 5% 9/1/2052	1,722,575	1,743,404
Freddie Mac Gold Pool 5% 9/1/2053	48,685	49,152
Freddie Mac Gold Pool 5.5% 1/1/2036	112,670	117,955
Freddie Mac Gold Pool 5.5% 1/1/2037	15,389	16,136
Freddie Mac Gold Pool 5.5% 1/1/2037	11,090	11,611
Freddie Mac Gold Pool 5.5% 1/1/2038	37,124	39,060
Freddie Mac Gold Pool 5.5% 1/1/2038	18,161	19,004
Freddie Mac Gold Pool 5.5% 1/1/2038	8,715	9,124
Freddie Mac Gold Pool 5.5% 1/1/2039	229,949	240,120
Freddie Mac Gold Pool 5.5% 1/1/2039	21,112	22,159
Freddie Mac Gold Pool 5.5% 1/1/2040	15,721,503	16,147,375
Freddie Mac Gold Pool 5.5% 1/1/2041	42,993	45,163
Freddie Mac Gold Pool 5.5% 1/1/2053	7,996,443	8,177,753
Freddie Mac Gold Pool 5.5% 1/1/2053	4,082,441	4,161,674
Freddie Mac Gold Pool 5.5% 1/1/2053	798,325	816,427
Freddie Mac Gold Pool 5.5% 1/1/2053	587,749	599,156
Freddie Mac Gold Pool 5.5% 1/1/2053	363,534	371,561
Freddie Mac Gold Pool 5.5% 1/1/2053	122,043	124,811
Freddie Mac Gold Pool 5.5% 1/1/2054	105,853	107,955
Freddie Mac Gold Pool 5.5% 1/1/2055	4,466,154	4,543,693
Freddie Mac Gold Pool 5.5% 1/1/2055	250,978	256,335
Freddie Mac Gold Pool 5.5% 10/1/2033	6,989	7,278
Freddie Mac Gold Pool 5.5% 10/1/2035	50,428	52,793
Freddie Mac Gold Pool 5.5% 10/1/2036	4,247	4,457
Freddie Mac Gold Pool 5.5% 10/1/2053	9,616,516	9,807,514
Freddie Mac Gold Pool 5.5% 10/1/2054	19,802,957	20,442,262
Freddie Mac Gold Pool 5.5% 10/1/2054	1,638,042	1,669,450
Freddie Mac Gold Pool 5.5% 10/1/2054	1,271,321	1,295,697
Freddie Mac Gold Pool 5.5% 10/1/2054	936,856	955,976
Freddie Mac Gold Pool 5.5% 10/1/2054	382,649	390,441
Freddie Mac Gold Pool 5.5% 10/1/2054	229,281	233,950
Freddie Mac Gold Pool 5.5% 10/1/2054	207,612	211,395
Freddie Mac Gold Pool 5.5% 10/1/2054	69,380	70,644
Freddie Mac Gold Pool 5.5% 10/1/2055	26,395,965	27,270,798
Freddie Mac Gold Pool 5.5% 11/1/2028	5,443	5,534
Freddie Mac Gold Pool 5.5% 11/1/2037	42,163	44,143
Freddie Mac Gold Pool 5.5% 11/1/2038	8,570	9,008
Freddie Mac Gold Pool 5.5% 11/1/2052	5,959,426	6,100,136
Freddie Mac Gold Pool 5.5% 11/1/2052	5,045,080	5,159,472
Freddie Mac Gold Pool 5.5% 11/1/2052	1,778,850	1,824,187
Freddie Mac Gold Pool 5.5% 11/1/2053	5,549,843	5,660,070
Freddie Mac Gold Pool 5.5% 11/1/2054	18,362,548	19,006,996
Freddie Mac Gold Pool 5.5% 11/1/2054	3,587,564	3,648,672
Freddie Mac Gold Pool 5.5% 11/1/2054	313,340	319,931
Freddie Mac Gold Pool 5.5% 12/1/2035	6,039	6,328
Freddie Mac Gold Pool 5.5% 12/1/2037	3,388	3,561
Freddie Mac Gold Pool 5.5% 12/1/2039	108,217	113,719
Freddie Mac Gold Pool 5.5% 12/1/2052	26,029,384	26,619,571
Freddie Mac Gold Pool 5.5% 12/1/2054	1,357,649	1,381,750
Freddie Mac Gold Pool 5.5% 12/1/2054	238,339	243,739
Freddie Mac Gold Pool 5.5% 2/1/2028	337	342
Freddie Mac Gold Pool 5.5% 2/1/2036	3,507	3,672
Freddie Mac Gold Pool 5.5% 2/1/2038	9,202	9,664
Freddie Mac Gold Pool 5.5% 2/1/2039	11,788	12,379
Freddie Mac Gold Pool 5.5% 2/1/2053	41,011,718	41,967,246
Freddie Mac Gold Pool 5.5% 2/1/2053	25,390,231	25,862,659
Freddie Mac Gold Pool 5.5% 2/1/2053	506,083	516,807
Freddie Mac Gold Pool 5.5% 2/1/2054	145,191	150,525
Freddie Mac Gold Pool 5.5% 2/1/2055	10,063,219	10,234,392
Freddie Mac Gold Pool 5.5% 2/1/2055	6,722,983	6,843,905
Freddie Mac Gold Pool 5.5% 3/1/2034	483,625	503,581
Freddie Mac Gold Pool 5.5% 3/1/2037	3,775	3,955
Freddie Mac Gold Pool 5.5% 3/1/2038	17,419	18,309
Freddie Mac Gold Pool 5.5% 3/1/2039	1,046,855	1,099,354
Freddie Mac Gold Pool 5.5% 3/1/2039	29,974	31,537
Freddie Mac Gold Pool 5.5% 3/1/2053	8,199,923	8,383,285
Freddie Mac Gold Pool 5.5% 3/1/2053	131,380	134,318
Freddie Mac Gold Pool 5.5% 3/1/2054	39,777,425	40,443,240
Freddie Mac Gold Pool 5.5% 3/1/2054	440,130	448,425
Freddie Mac Gold Pool 5.5% 3/1/2054	72,433	73,884
Freddie Mac Gold Pool 5.5% 4/1/2027	254	254
Freddie Mac Gold Pool 5.5% 4/1/2038	94,556	99,345
Freddie Mac Gold Pool 5.5% 4/1/2038	17,164	18,020
Freddie Mac Gold Pool 5.5% 4/1/2038	8,046	8,448
Freddie Mac Gold Pool 5.5% 4/1/2038	6,957	7,298
Freddie Mac Gold Pool 5.5% 4/1/2039	76,099	79,927
Freddie Mac Gold Pool 5.5% 4/1/2040	268,019	282,675
Freddie Mac Gold Pool 5.5% 4/1/2053	46,652,053	47,695,258
Freddie Mac Gold Pool 5.5% 4/1/2053	573,107	584,069
Freddie Mac Gold Pool 5.5% 4/1/2054	24,709,221	25,632,392
Freddie Mac Gold Pool 5.5% 4/1/2054	5,083,369	5,179,169
Freddie Mac Gold Pool 5.5% 4/1/2054	1,345,208	1,386,912
Freddie Mac Gold Pool 5.5% 4/1/2054	1,358,878	1,384,190
Freddie Mac Gold Pool 5.5% 4/1/2054	372,924	380,943
Freddie Mac Gold Pool 5.5% 4/1/2055	2,879,202	2,928,065
Freddie Mac Gold Pool 5.5% 5/1/2028	2,962	3,012
Freddie Mac Gold Pool 5.5% 5/1/2036	21,200	22,131
Freddie Mac Gold Pool 5.5% 5/1/2036	8,250	8,639
Freddie Mac Gold Pool 5.5% 5/1/2036	3,802	3,985
Freddie Mac Gold Pool 5.5% 5/1/2036	3,232	3,390
Freddie Mac Gold Pool 5.5% 5/1/2037	293,729	308,197
Freddie Mac Gold Pool 5.5% 5/1/2037	8,566	8,986
Freddie Mac Gold Pool 5.5% 5/1/2037	2,538	2,659
Freddie Mac Gold Pool 5.5% 5/1/2037	407	426
Freddie Mac Gold Pool 5.5% 5/1/2038	164,595	172,984
Freddie Mac Gold Pool 5.5% 5/1/2038	7,327	7,697
Freddie Mac Gold Pool 5.5% 5/1/2038	7,027	7,388
Freddie Mac Gold Pool 5.5% 5/1/2038	6,571	6,905
Freddie Mac Gold Pool 5.5% 5/1/2040	8,404	8,829
Freddie Mac Gold Pool 5.5% 5/1/2040	8,151	8,563
Freddie Mac Gold Pool 5.5% 5/1/2054	9,644,880	9,826,646
Freddie Mac Gold Pool 5.5% 5/1/2054	882,308	897,512
Freddie Mac Gold Pool 5.5% 5/1/2055	40,914,081	41,601,233
Freddie Mac Gold Pool 5.5% 5/1/2055	2,136,959	2,172,724
Freddie Mac Gold Pool 5.5% 5/1/2055	396,677	403,316
Freddie Mac Gold Pool 5.5% 6/1/2027	5,945	6,044
Freddie Mac Gold Pool 5.5% 6/1/2038	83,691	87,910
Freddie Mac Gold Pool 5.5% 6/1/2038	17,348	18,227
Freddie Mac Gold Pool 5.5% 6/1/2038	12,859	13,527
Freddie Mac Gold Pool 5.5% 6/1/2038	9,885	10,371
Freddie Mac Gold Pool 5.5% 6/1/2040	73,286	77,205
Freddie Mac Gold Pool 5.5% 6/1/2041	490,517	511,621
Freddie Mac Gold Pool 5.5% 6/1/2041	355,976	373,412
Freddie Mac Gold Pool 5.5% 6/1/2041	169,447	177,227
Freddie Mac Gold Pool 5.5% 6/1/2049	2,737,293	2,859,236
Freddie Mac Gold Pool 5.5% 6/1/2053	50,267	51,376
Freddie Mac Gold Pool 5.5% 6/1/2054	3,352,753	3,414,524
Freddie Mac Gold Pool 5.5% 6/1/2054	653,529	665,437
Freddie Mac Gold Pool 5.5% 6/1/2054	643,689	661,452
Freddie Mac Gold Pool 5.5% 6/1/2054	623,814	636,740
Freddie Mac Gold Pool 5.5% 6/1/2054	549,811	560,221
Freddie Mac Gold Pool 5.5% 6/1/2054	144,755	147,293
Freddie Mac Gold Pool 5.5% 6/1/2055	13,004,008	13,221,648
Freddie Mac Gold Pool 5.5% 6/1/2055	976,744	993,091
Freddie Mac Gold Pool 5.5% 6/1/2055	416,179	423,145
Freddie Mac Gold Pool 5.5% 7/1/2028	3,490	3,548
Freddie Mac Gold Pool 5.5% 7/1/2035	306,805	319,232
Freddie Mac Gold Pool 5.5% 7/1/2036	151,870	159,235
Freddie Mac Gold Pool 5.5% 7/1/2038	8,672	9,099
Freddie Mac Gold Pool 5.5% 7/1/2038	5,264	5,530
Freddie Mac Gold Pool 5.5% 7/1/2039	6,231	6,538
Freddie Mac Gold Pool 5.5% 7/1/2053	11,712,719	11,956,330
Freddie Mac Gold Pool 5.5% 7/1/2055	2,961,633	3,011,200
Freddie Mac Gold Pool 5.5% 7/1/2055	1,903,714	1,937,657
Freddie Mac Gold Pool 5.5% 8/1/2038	18,538	19,464
Freddie Mac Gold Pool 5.5% 8/1/2038	12,543	13,154
Freddie Mac Gold Pool 5.5% 8/1/2038	7,708	8,100
Freddie Mac Gold Pool 5.5% 8/1/2038	4,449	4,664
Freddie Mac Gold Pool 5.5% 8/1/2039	4,151,800	4,264,266
Freddie Mac Gold Pool 5.5% 8/1/2039	134,308	141,302
Freddie Mac Gold Pool 5.5% 8/1/2040	32,207	33,840
Freddie Mac Gold Pool 5.5% 8/1/2053	23,399,774	23,886,463
Freddie Mac Gold Pool 5.5% 8/1/2053	4,605,003	4,709,056
Freddie Mac Gold Pool 5.5% 8/1/2055	19,795,176	20,126,476
Freddie Mac Gold Pool 5.5% 9/1/2038	113,367	119,152
Freddie Mac Gold Pool 5.5% 9/1/2038	15,705	16,510
Freddie Mac Gold Pool 5.5% 9/1/2038	8,227	8,652
Freddie Mac Gold Pool 5.5% 9/1/2040	11,522,474	11,827,399
Freddie Mac Gold Pool 5.5% 9/1/2040	541,078	569,760
Freddie Mac Gold Pool 5.5% 9/1/2053	18,485,640	19,100,036
Freddie Mac Gold Pool 5.5% 9/1/2053	4,438,386	4,530,699
Freddie Mac Gold Pool 5.5% 9/1/2053	17,500	17,845
Freddie Mac Gold Pool 5.5% 9/1/2054	18,798,821	19,141,351
Freddie Mac Gold Pool 5.5% 9/1/2054	216,397	220,610
Freddie Mac Gold Pool 5.5% 9/1/2055	2,915,239	2,964,030
Freddie Mac Gold Pool 6% 1/1/2053	14,558,122	14,968,099
Freddie Mac Gold Pool 6% 1/1/2053	1,596,170	1,646,633
Freddie Mac Gold Pool 6% 1/1/2055	15,854,843	16,275,574
Freddie Mac Gold Pool 6% 10/1/2054	1,779,663	1,825,999
Freddie Mac Gold Pool 6% 10/1/2054	902,637	928,243
Freddie Mac Gold Pool 6% 10/1/2055	36,756,516	37,862,237
Freddie Mac Gold Pool 6% 10/1/2055	9,513,811	9,761,071
Freddie Mac Gold Pool 6% 11/1/2053	5,867,935	6,067,200
Freddie Mac Gold Pool 6% 11/1/2053	3,284,028	3,380,154
Freddie Mac Gold Pool 6% 12/1/2052	17,528,732	18,110,285
Freddie Mac Gold Pool 6% 12/1/2052	159,042	163,985
Freddie Mac Gold Pool 6% 12/1/2053	24,974,052	26,079,673
Freddie Mac Gold Pool 6% 12/1/2054	2,902,592	2,979,616
Freddie Mac Gold Pool 6% 12/1/2054	145,721	149,520
Freddie Mac Gold Pool 6% 2/1/2055	10,021,679	10,521,719
Freddie Mac Gold Pool 6% 2/1/2055	4,643,499	4,862,131
Freddie Mac Gold Pool 6% 3/1/2053	16,362	16,880
Freddie Mac Gold Pool 6% 4/1/2032	165,041	171,739
Freddie Mac Gold Pool 6% 4/1/2053	870,846	895,112
Freddie Mac Gold Pool 6% 4/1/2054	43,216,729	45,210,999
Freddie Mac Gold Pool 6% 4/1/2054	3,664,011	3,818,204
Freddie Mac Gold Pool 6% 4/1/2055	1,854,438	1,902,808
Freddie Mac Gold Pool 6% 5/1/2053	4,430,660	4,561,595
Freddie Mac Gold Pool 6% 5/1/2054	50,038,422	52,410,033
Freddie Mac Gold Pool 6% 5/1/2054	23,106,080	23,735,481
Freddie Mac Gold Pool 6% 5/1/2055	4,478,708	4,600,217
Freddie Mac Gold Pool 6% 5/1/2055	1,674,838	1,722,605
Freddie Mac Gold Pool 6% 5/1/2055	76,872	79,050
Freddie Mac Gold Pool 6% 6/1/2053	11,172,368	11,517,722
Freddie Mac Gold Pool 6% 6/1/2053	2,555,138	2,634,520
Freddie Mac Gold Pool 6% 6/1/2054	9,673,484	9,978,703
Freddie Mac Gold Pool 6% 6/1/2055	1,024,225	1,050,764
Freddie Mac Gold Pool 6% 7/1/2053	3,374,860	3,473,118
Freddie Mac Gold Pool 6% 7/1/2053	1,673,153	1,720,036
Freddie Mac Gold Pool 6% 7/1/2053	155,489	160,296
Freddie Mac Gold Pool 6% 7/1/2054	11,092,945	11,387,312
Freddie Mac Gold Pool 6% 7/1/2055	11,668,060	11,971,309
Freddie Mac Gold Pool 6% 8/1/2037	22,674	24,036
Freddie Mac Gold Pool 6% 8/1/2053	4,041,075	4,165,991
Freddie Mac Gold Pool 6% 8/1/2053	3,392,552	3,497,420
Freddie Mac Gold Pool 6% 8/1/2053	2,580,094	2,659,849
Freddie Mac Gold Pool 6% 8/1/2053	315,175	323,986
Freddie Mac Gold Pool 6% 8/1/2054	27,751,947	28,488,384
Freddie Mac Gold Pool 6% 8/1/2054	982,825	1,008,845
Freddie Mac Gold Pool 6% 8/1/2055	10,675,572	11,175,711
Freddie Mac Gold Pool 6% 9/1/2053	8,374,811	8,633,689
Freddie Mac Gold Pool 6% 9/1/2054	8,466,120	8,867,378
Freddie Mac Gold Pool 6% 9/1/2054	1,773,888	1,820,960
Freddie Mac Gold Pool 6.5% 1/1/2054	2,004,741	2,084,114
Freddie Mac Gold Pool 6.5% 10/1/2037	9,953	10,693
Freddie Mac Gold Pool 6.5% 10/1/2053	20,519,829	21,351,506
Freddie Mac Gold Pool 6.5% 10/1/2053	625,430	651,512
Freddie Mac Gold Pool 6.5% 10/1/2053	76,353	79,448
Freddie Mac Gold Pool 6.5% 10/1/2054	3,733,836	3,877,294
Freddie Mac Gold Pool 6.5% 10/1/2055	74,765	77,725
Freddie Mac Gold Pool 6.5% 11/1/2036	5,034	5,405
Freddie Mac Gold Pool 6.5% 12/1/2037	8,492	9,126
Freddie Mac Gold Pool 6.5% 12/1/2053	15,105,811	15,958,805
Freddie Mac Gold Pool 6.5% 12/1/2053	12,852,370	13,373,282
Freddie Mac Gold Pool 6.5% 12/1/2054	8,657,020	9,230,405
Freddie Mac Gold Pool 6.5% 12/1/2054	7,244,161	7,529,733
Freddie Mac Gold Pool 6.5% 2/1/2054	20,584,397	21,727,457
Freddie Mac Gold Pool 6.5% 3/1/2053	449,568	469,791
Freddie Mac Gold Pool 6.5% 3/1/2055	9,393,395	9,749,161
Freddie Mac Gold Pool 6.5% 4/1/2055	16,408,329	17,033,625
Freddie Mac Gold Pool 6.5% 5/1/2053	742,501	774,335
Freddie Mac Gold Pool 6.5% 6/1/2054	21,856,588	23,133,472
Freddie Mac Gold Pool 6.5% 6/1/2054	11,241,265	11,940,146
Freddie Mac Gold Pool 6.5% 7/1/2054	120,614	128,339
Freddie Mac Gold Pool 6.5% 7/1/2054	55,496	57,853
Freddie Mac Gold Pool 6.5% 7/1/2055	12,917,716	13,704,676
Freddie Mac Gold Pool 6.5% 7/1/2055	2,688,331	2,846,016
Freddie Mac Gold Pool 6.5% 8/1/2053	19,091,485	19,892,117
Freddie Mac Gold Pool 6.5% 8/1/2054	44,466,281	46,174,720
Freddie Mac Gold Pool 6.5% 8/1/2054	893,785	931,002
Freddie Mac Gold Pool 6.5% 8/1/2054	698,667	728,338
Freddie Mac Gold Pool 6.5% 8/1/2055	26,511	27,519
Freddie Mac Gold Pool 6.5% 9/1/2037	5,714	6,093
Freddie Mac Gold Pool 6.5% 9/1/2053	8,241,081	8,585,397
Freddie Mac Gold Pool 6.5% 9/1/2054	13,468,486	14,305,836
Freddie Mac Gold Pool 6.5% 9/1/2054	10,625,439	11,033,679
Freddie Mac Gold Pool 6.5% 9/1/2055	327,426	339,878
Freddie Mac Gold Pool 6.5% 9/1/2055	28,265	29,339
Freddie Mac Gold Pool 7% 1/1/2054	17,200,996	18,275,279
Freddie Mac Gold Pool 7% 1/1/2054	4,289,280	4,553,788
Freddie Mac Manufactured Housing participation certificates 4.5% 1/1/2055	48,701	48,262
Freddie Mac Manufactured Housing participation certificates 5.5% 12/1/2054	161,778	164,574
Freddie Mac Manufactured Housing participation certificates 6% 1/1/2055	2,068,232	2,123,115
Freddie Mac Manufactured Housing participation certificates 6% 2/1/2055	131,312	134,797
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	26,714,347	27,888,665
Freddie Mac Multiclass Mortgage participation certificates 2.5% 1/1/2032	12,264	11,913
Freddie Mac Multiclass Mortgage participation certificates 2.5% 12/1/2031	19,977	19,459
Freddie Mac Multiclass Mortgage participation certificates 2.5% 12/1/2031	1,701	1,655
Freddie Mac Multiclass Mortgage participation certificates 2.5% 2/1/2032	29,992	29,182
Freddie Mac Multifamily Structured pass-thru certificates 4.5% 9/1/2054	1,079,234	1,072,222
Freddie Mac Multifamily Structured pass-thru certificates 6% 9/1/2054	896,614	920,322
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.0397%, 6.663% 9/1/2037 (c)(d)	15,798	16,518
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 1.695%, 5.881% 3/1/2036 (c)(d)	706,201	723,036
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2313%, 5.972% 12/1/2035 (c)(d)	291,019	301,295
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.25%, 6.161% 3/1/2035 (c)(d)	172,599	178,170
Freddie Mac Non Gold Pool 4% 10/1/2040	190,720	190,151
Freddie Mac Non Gold Pool 4% 10/1/2040	2,381	2,383
Freddie Mac Non Gold Pool 4% 9/1/2040	353,974	353,093
Freddie Mac Non Gold Pool 4% 9/1/2040	112,726	112,519
Freddie Mac Non Gold Pool 4% 9/1/2040	11,892	11,871
Freddie Mac Non Gold Pool 4% 9/1/2040	9,969	9,951
Freddie Mac Non Gold Pool 4% 9/1/2040	2,330	2,324
Freddie Mac Non Gold Pool 4.5% 1/1/2055	649,224	643,180
Freddie Mac Non Gold Pool 4.5% 12/1/2054	907,870	900,268
Freddie Mac Non Gold Pool 4.5% 2/1/2055	1,148,922	1,141,456
Freddie Mac Non Gold Pool 4.5% 9/1/2040	673,623	685,973
Freddie Mac Non Gold Pool 5% 11/1/2054	76,008	76,452
Freddie Mac Non Gold Pool 5% 9/1/2040	112,524	116,643
Freddie Mac Non Gold Pool 5.5% 1/1/2054	437,098	445,179
Freddie Mac Non Gold Pool 5.5% 1/1/2055	336,792	343,350
Freddie Mac Non Gold Pool 5.5% 3/1/2055	1,855,076	1,886,558
Freddie Mac Non Gold Pool 5.5% 3/1/2055	1,518,949	1,545,913
Freddie Mac Non Gold Pool 5.5% 4/1/2054	12,438,945	12,688,915
Freddie Mac Non Gold Pool 5.5% 4/1/2054	418,222	426,104
Freddie Mac Non Gold Pool 5.5% 6/1/2053	189,136	193,720
Freddie Mac Non Gold Pool 5.5% 8/1/2053	462,570	472,480
Freddie Mac Non Gold Pool 6% 1/1/2055	1,809,361	1,856,809
Freddie Mac Non Gold Pool 6% 10/1/2054	3,273,592	3,360,461
Freddie Mac Non Gold Pool 6% 10/1/2054	658,802	676,284
Freddie Mac Non Gold Pool 6% 11/1/2054	2,554,316	2,622,099
Freddie Mac Non Gold Pool 6% 12/1/2054	3,619,778	3,715,721
Freddie Mac Non Gold Pool 6% 2/1/2055	1,820,084	1,874,383
Freddie Mac Non Gold Pool 6% 2/1/2055	1,196,650	1,228,012
Freddie Mac Non Gold Pool 6% 2/1/2055	232,322	238,487
Freddie Mac Non Gold Pool 6% 3/1/2055	1,063,098	1,095,678
Freddie Mac Non Gold Pool 6% 4/1/2055	1,056,557	1,083,934
Freddie Mac Non Gold Pool 6% 4/1/2055	996,061	1,021,870
Freddie Mac Non Gold Pool 6% 4/1/2055	992,336	1,018,049
Freddie Mac Non Gold Pool 6% 4/1/2055	438,347	451,040
Freddie Mac Non Gold Pool 6% 5/1/2055	910,311	934,606
Freddie Mac Non Gold Pool 6% 6/1/2055	4,257,576	4,367,896
Freddie Mac Non Gold Pool 6% 6/1/2055	84,476	87,128
Freddie Mac Non Gold Pool 6.5% 3/1/2055	7,198,484	7,500,927
Freddie Mac Non Gold Pool 6.5% 5/1/2053	102,602	108,363
Ginnie Mae I Pool 2% 8/20/2052	2,005,133	1,708,379
Ginnie Mae I Pool 3% 1/15/2043	164,183	153,766
Ginnie Mae I Pool 3% 1/15/2045	83,746	77,654
Ginnie Mae I Pool 3% 1/15/2045	62,113	57,667
Ginnie Mae I Pool 3% 1/15/2045	56,591	52,590
Ginnie Mae I Pool 3% 1/15/2045	53,301	49,363
Ginnie Mae I Pool 3% 1/15/2045	23,372	21,639
Ginnie Mae I Pool 3% 10/15/2042	21,546	20,100
Ginnie Mae I Pool 3% 10/15/2042	11,224	10,488
Ginnie Mae I Pool 3% 10/20/2042	9,679,839	9,096,522
Ginnie Mae I Pool 3% 11/15/2042	63,063	59,023
Ginnie Mae I Pool 3% 2/15/2045	225,509	209,170
Ginnie Mae I Pool 3% 2/15/2045	103,363	95,815
Ginnie Mae I Pool 3% 2/15/2045	54,651	50,628
Ginnie Mae I Pool 3% 2/20/2046	164,737	152,987
Ginnie Mae I Pool 3% 3/15/2043	15,889	14,926
Ginnie Mae I Pool 3% 3/15/2043	3,938	3,700
Ginnie Mae I Pool 3% 3/15/2043	2,439	2,282
Ginnie Mae I Pool 3% 3/15/2045	421,467	390,446
Ginnie Mae I Pool 3% 3/15/2045	275,118	254,633
Ginnie Mae I Pool 3% 3/15/2045	249,713	231,985
Ginnie Mae I Pool 3% 3/15/2045	213,099	197,414
Ginnie Mae I Pool 3% 3/15/2045	193,586	180,127
Ginnie Mae I Pool 3% 3/15/2045	130,531	120,999
Ginnie Mae I Pool 3% 3/15/2045	83,224	77,027
Ginnie Mae I Pool 3% 3/15/2045	75,146	69,745
Ginnie Mae I Pool 3% 3/15/2045	71,516	66,544
Ginnie Mae I Pool 3% 3/15/2045	46,858	44,137
Ginnie Mae I Pool 3% 3/15/2045	45,958	42,484
Ginnie Mae I Pool 3% 3/15/2045	37,690	35,137
Ginnie Mae I Pool 3% 3/15/2045	23,029	21,334
Ginnie Mae I Pool 3% 4/15/2042	140,975	132,206
Ginnie Mae I Pool 3% 5/15/2042	83,255	78,287
Ginnie Mae I Pool 3% 5/15/2045	142,482	132,036
Ginnie Mae I Pool 3% 6/15/2042	86,879	81,448
Ginnie Mae I Pool 3% 6/15/2043	1,388,772	1,295,969
Ginnie Mae I Pool 3% 6/15/2043	263,097	244,650
Ginnie Mae I Pool 3% 6/15/2043	228,624	213,765
Ginnie Mae I Pool 3% 6/15/2045	142,680	133,016
Ginnie Mae I Pool 3% 6/15/2045	33,108	30,614
Ginnie Mae I Pool 3% 6/15/2045	20,431	18,904
Ginnie Mae I Pool 3% 7/15/2042	44,664	42,289
Ginnie Mae I Pool 3% 7/15/2043	383,355	357,738
Ginnie Mae I Pool 3% 7/15/2045	251,571	232,273
Ginnie Mae I Pool 3% 7/15/2045	169,777	156,705
Ginnie Mae I Pool 3% 7/15/2045	159,426	147,465
Ginnie Mae I Pool 3% 7/15/2045	92,199	85,653
Ginnie Mae I Pool 3% 7/15/2045	87,225	80,607
Ginnie Mae I Pool 3% 7/15/2045	81,123	75,363
Ginnie Mae I Pool 3% 7/15/2045	77,682	71,788
Ginnie Mae I Pool 3% 7/15/2045	70,991	65,564
Ginnie Mae I Pool 3% 7/15/2045	62,150	57,593
Ginnie Mae I Pool 3% 7/15/2045	61,546	56,808
Ginnie Mae I Pool 3% 7/15/2045	15,295	14,113
Ginnie Mae I Pool 3% 7/20/2052	5,586,680	5,127,858
Ginnie Mae I Pool 3.5% 1/15/2041	55,693	53,387
Ginnie Mae I Pool 3.5% 1/15/2041	43,213	41,583
Ginnie Mae I Pool 3.5% 1/15/2042	139,929	133,498
Ginnie Mae I Pool 3.5% 1/15/2042	71,147	67,863
Ginnie Mae I Pool 3.5% 1/15/2042	4,427	4,238
Ginnie Mae I Pool 3.5% 1/15/2043	5,133	4,929
Ginnie Mae I Pool 3.5% 10/15/2040	17,413	16,665
Ginnie Mae I Pool 3.5% 10/15/2042	60,207	57,478
Ginnie Mae I Pool 3.5% 10/15/2042	19,396	18,534
Ginnie Mae I Pool 3.5% 11/15/2040	36,162	34,689
Ginnie Mae I Pool 3.5% 11/15/2041	406,615	388,795
Ginnie Mae I Pool 3.5% 11/15/2041	92,742	89,166
Ginnie Mae I Pool 3.5% 11/15/2041	92,083	88,589
Ginnie Mae I Pool 3.5% 11/15/2042	47,967	45,644
Ginnie Mae I Pool 3.5% 11/20/2052	6,598,067	6,254,388
Ginnie Mae I Pool 3.5% 12/15/2040	57,018	54,695
Ginnie Mae I Pool 3.5% 12/15/2041	123,963	118,720
Ginnie Mae I Pool 3.5% 12/15/2041	14,601	13,970
Ginnie Mae I Pool 3.5% 12/15/2042	39,135	37,433
Ginnie Mae I Pool 3.5% 12/15/2043	11,625	11,085
Ginnie Mae I Pool 3.5% 2/15/2041	1,111	1,068
Ginnie Mae I Pool 3.5% 2/15/2042	287,319	275,112
Ginnie Mae I Pool 3.5% 2/15/2042	130,701	125,231
Ginnie Mae I Pool 3.5% 2/15/2042	71,621	68,548
Ginnie Mae I Pool 3.5% 2/15/2043	199,252	189,970
Ginnie Mae I Pool 3.5% 2/15/2043	120,769	114,920
Ginnie Mae I Pool 3.5% 3/15/2042	100,685	96,649
Ginnie Mae I Pool 3.5% 3/15/2042	38,586	36,911
Ginnie Mae I Pool 3.5% 3/15/2042	2,086	1,998
Ginnie Mae I Pool 3.5% 4/15/2042	84,470	80,786
Ginnie Mae I Pool 3.5% 4/15/2042	21,241	20,306
Ginnie Mae I Pool 3.5% 4/15/2042	6,572	6,286
Ginnie Mae I Pool 3.5% 4/15/2042	1,744	1,667
Ginnie Mae I Pool 3.5% 5/15/2042	216,838	207,289
Ginnie Mae I Pool 3.5% 5/15/2042	104,210	99,995
Ginnie Mae I Pool 3.5% 5/15/2042	84,067	80,652
Ginnie Mae I Pool 3.5% 5/15/2042	49,954	47,765
Ginnie Mae I Pool 3.5% 5/15/2042	11,870	11,358
Ginnie Mae I Pool 3.5% 5/15/2043	284,381	271,431
Ginnie Mae I Pool 3.5% 5/15/2043	215,558	205,118
Ginnie Mae I Pool 3.5% 5/15/2043	104,880	99,908
Ginnie Mae I Pool 3.5% 5/15/2043	66,977	63,829
Ginnie Mae I Pool 3.5% 6/15/2042	326,132	312,123
Ginnie Mae I Pool 3.5% 6/15/2042	64,138	61,315
Ginnie Mae I Pool 3.5% 6/15/2042	42,857	40,908
Ginnie Mae I Pool 3.5% 6/15/2042	10,122	9,672
Ginnie Mae I Pool 3.5% 6/15/2043	359,677	342,550
Ginnie Mae I Pool 3.5% 6/15/2043	107,525	102,652
Ginnie Mae I Pool 3.5% 6/15/2043	6,230	5,929
Ginnie Mae I Pool 3.5% 6/20/2042	1,729,991	1,665,171
Ginnie Mae I Pool 3.5% 7/15/2042	720,952	688,737
Ginnie Mae I Pool 3.5% 7/15/2042	45,654	43,791
Ginnie Mae I Pool 3.5% 7/15/2042	34,453	32,873
Ginnie Mae I Pool 3.5% 7/15/2042	33,741	32,184
Ginnie Mae I Pool 3.5% 7/15/2042	22,657	21,583
Ginnie Mae I Pool 3.5% 8/15/2041	2,259	2,158
Ginnie Mae I Pool 3.5% 8/15/2042	2,262,843	2,160,764
Ginnie Mae I Pool 3.5% 8/15/2042	34,486	32,975
Ginnie Mae I Pool 3.5% 8/15/2042	31,982	30,533
Ginnie Mae I Pool 3.5% 8/15/2042	8,154	7,786
Ginnie Mae I Pool 3.5% 8/15/2043	22,648	21,563
Ginnie Mae I Pool 3.5% 8/20/2052	23,534,658	22,308,787
Ginnie Mae I Pool 3.5% 9/15/2041	89,134	85,483
Ginnie Mae I Pool 3.5% 9/15/2043	21,506	20,703
Ginnie Mae I Pool 3.5% 9/20/2054	44,487	41,867
Ginnie Mae I Pool 4% 1/15/2040	19,088	18,817
Ginnie Mae I Pool 4% 1/15/2041	776,403	763,926
Ginnie Mae I Pool 4% 1/15/2041	399,344	392,927
Ginnie Mae I Pool 4% 1/15/2041	28,070	27,619
Ginnie Mae I Pool 4% 1/15/2041	23,068	22,691
Ginnie Mae I Pool 4% 10/15/2040	540,811	532,338
Ginnie Mae I Pool 4% 10/15/2040	4,252	4,186
Ginnie Mae I Pool 4% 10/15/2041	417,519	410,601
Ginnie Mae I Pool 4% 10/15/2041	228,115	224,380
Ginnie Mae I Pool 4% 10/15/2041	109,976	108,287
Ginnie Mae I Pool 4% 10/15/2041	72,183	70,953
Ginnie Mae I Pool 4% 10/15/2041	56,064	55,152
Ginnie Mae I Pool 4% 10/15/2041	47,341	46,594
Ginnie Mae I Pool 4% 10/15/2041	27,393	26,948
Ginnie Mae I Pool 4% 10/15/2041	2,856	2,808
Ginnie Mae I Pool 4% 10/20/2052	24,205,525	23,473,029
Ginnie Mae I Pool 4% 11/15/2040	196,599	193,420
Ginnie Mae I Pool 4% 11/15/2040	26,743	26,308
Ginnie Mae I Pool 4% 11/15/2041	35,048	34,450
Ginnie Mae I Pool 4% 11/15/2044	34,420	33,670
Ginnie Mae I Pool 4% 12/15/2040	37,924	37,318
Ginnie Mae I Pool 4% 12/15/2040	27,706	27,300
Ginnie Mae I Pool 4% 12/15/2040	7,635	7,516
Ginnie Mae I Pool 4% 12/15/2041	259,841	255,348
Ginnie Mae I Pool 4% 12/15/2041	145,713	143,212
Ginnie Mae I Pool 4% 12/15/2041	38,854	38,158
Ginnie Mae I Pool 4% 12/15/2041	35,652	35,097
Ginnie Mae I Pool 4% 12/15/2041	32,454	31,969
Ginnie Mae I Pool 4% 2/15/2041	143,733	141,481
Ginnie Mae I Pool 4% 2/15/2041	138,616	136,202
Ginnie Mae I Pool 4% 2/15/2041	19,215	18,902
Ginnie Mae I Pool 4% 2/20/2053	25,541,812	24,784,842
Ginnie Mae I Pool 4% 3/15/2040	69,356	68,361
Ginnie Mae I Pool 4% 3/15/2041	165,720	163,141
Ginnie Mae I Pool 4% 3/15/2041	49,396	48,622
Ginnie Mae I Pool 4% 3/15/2042	3,108	3,048
Ginnie Mae I Pool 4% 3/15/2044	54,332	53,393
Ginnie Mae I Pool 4% 4/15/2040	212,742	209,345
Ginnie Mae I Pool 4% 4/15/2040	169,272	166,620
Ginnie Mae I Pool 4% 4/15/2040	29,849	29,382
Ginnie Mae I Pool 4% 4/15/2041	28,448	27,994
Ginnie Mae I Pool 4% 4/15/2041	26,953	26,477
Ginnie Mae I Pool 4% 4/15/2045	143,609	140,583
Ginnie Mae I Pool 4% 5/15/2040	284,942	280,391
Ginnie Mae I Pool 4% 5/15/2041	55,178	54,230
Ginnie Mae I Pool 4% 5/15/2041	22,690	22,332
Ginnie Mae I Pool 4% 5/15/2044	17,732	17,417
Ginnie Mae I Pool 4% 6/15/2039	615,297	606,537
Ginnie Mae I Pool 4% 6/15/2039	39,304	38,720
Ginnie Mae I Pool 4% 6/15/2045	1,140,738	1,116,297
Ginnie Mae I Pool 4% 7/15/2041	498,474	489,482
Ginnie Mae I Pool 4% 7/15/2041	46,109	45,334
Ginnie Mae I Pool 4% 7/20/2052	3,147,934	3,053,657
Ginnie Mae I Pool 4% 8/15/2039	61,148	60,196
Ginnie Mae I Pool 4% 8/15/2040	6,027	5,935
Ginnie Mae I Pool 4% 8/15/2041	66,794	65,694
Ginnie Mae I Pool 4% 8/15/2041	14,617	14,403
Ginnie Mae I Pool 4% 8/20/2052	17,972,846	17,428,961
Ginnie Mae I Pool 4% 9/15/2041	60,082	59,092
Ginnie Mae I Pool 4% 9/15/2041	56,020	55,131
Ginnie Mae I Pool 4% 9/15/2041	46,540	45,778
Ginnie Mae I Pool 4% 9/15/2041	14,264	14,012
Ginnie Mae I Pool 4% 9/15/2041	13,801	13,568
Ginnie Mae I Pool 4% 9/15/2041	6,786	6,692
Ginnie Mae I Pool 4% 9/15/2044	9,321	9,151
Ginnie Mae I Pool 4% 9/20/2052	21,428,975	20,780,502
Ginnie Mae I Pool 4.5% 1/20/2053	148,614	147,907
Ginnie Mae I Pool 4.5% 10/15/2040	19,409	19,649
Ginnie Mae I Pool 4.5% 10/15/2041	36,592	36,998
Ginnie Mae I Pool 4.5% 10/15/2041	16,616	16,801
Ginnie Mae I Pool 4.5% 10/20/2052	15,010,561	14,962,618
Ginnie Mae I Pool 4.5% 11/20/2052	48,874,341	48,657,149
Ginnie Mae I Pool 4.5% 2/15/2035	787	797
Ginnie Mae I Pool 4.5% 2/15/2039	81,560	82,558
Ginnie Mae I Pool 4.5% 2/15/2040	18,187	18,411
Ginnie Mae I Pool 4.5% 2/20/2053	634,682	631,465
Ginnie Mae I Pool 4.5% 3/15/2040	149,460	151,318
Ginnie Mae I Pool 4.5% 3/15/2041	661,464	669,641
Ginnie Mae I Pool 4.5% 3/15/2041	96,996	98,200
Ginnie Mae I Pool 4.5% 3/15/2041	21,735	22,004
Ginnie Mae I Pool 4.5% 3/20/2053	789,075	785,076
Ginnie Mae I Pool 4.5% 4/15/2040	4,062	4,112
Ginnie Mae I Pool 4.5% 4/15/2041	13,932	14,104
Ginnie Mae I Pool 4.5% 4/20/2053	17,869,907	17,779,327
Ginnie Mae I Pool 4.5% 5/15/2040	252,273	255,408
Ginnie Mae I Pool 4.5% 5/15/2041	11,337	11,478
Ginnie Mae I Pool 4.5% 5/15/2041	9,965	10,088
Ginnie Mae I Pool 4.5% 5/15/2041	2,099	2,125
Ginnie Mae I Pool 4.5% 5/20/2053	13,233,631	13,158,280
Ginnie Mae I Pool 4.5% 6/15/2040	438,277	443,697
Ginnie Mae I Pool 4.5% 6/15/2040	186,528	188,831
Ginnie Mae I Pool 4.5% 6/15/2040	61,871	62,630
Ginnie Mae I Pool 4.5% 6/15/2040	35,129	35,564
Ginnie Mae I Pool 4.5% 6/15/2040	23,364	23,653
Ginnie Mae I Pool 4.5% 6/15/2040	13,642	13,810
Ginnie Mae I Pool 4.5% 6/15/2041	18,754	18,986
Ginnie Mae I Pool 4.5% 6/15/2041	13,534	13,702
Ginnie Mae I Pool 4.5% 6/15/2041	8,070	8,160
Ginnie Mae I Pool 4.5% 7/15/2039	11,664	11,809
Ginnie Mae I Pool 4.5% 7/15/2040	80,031	81,019
Ginnie Mae I Pool 4.5% 7/15/2040	73,572	74,482
Ginnie Mae I Pool 4.5% 7/15/2040	68,805	69,656
Ginnie Mae I Pool 4.5% 7/15/2040	58,314	59,036
Ginnie Mae I Pool 4.5% 7/15/2040	21,837	22,107
Ginnie Mae I Pool 4.5% 7/15/2040	11,156	11,294
Ginnie Mae I Pool 4.5% 7/15/2040	2,427	2,457
Ginnie Mae I Pool 4.5% 7/15/2041	23,162	23,420
Ginnie Mae I Pool 4.5% 7/15/2041	5,971	6,045
Ginnie Mae I Pool 4.5% 7/20/2041	2,961,856	2,996,689
Ginnie Mae I Pool 4.5% 7/20/2052	15,607,248	15,567,155
Ginnie Mae I Pool 4.5% 8/15/2040	27,421	27,753
Ginnie Mae I Pool 4.5% 8/15/2040	19,205	19,442
Ginnie Mae I Pool 4.5% 8/15/2040	7,603	7,697
Ginnie Mae I Pool 4.5% 8/20/2052	3,707,663	3,698,139
Ginnie Mae I Pool 4.5% 9/15/2033	1,272	1,285
Ginnie Mae I Pool 4.5% 9/15/2040	42,311	42,835
Ginnie Mae I Pool 4.5% 9/15/2040	32,674	33,078
Ginnie Mae I Pool 4.5% 9/15/2040	1,486	1,504
Ginnie Mae I Pool 4.5% 9/15/2041	15,503	15,694
Ginnie Mae I Pool 4.5% 9/15/2041	11,720	11,865
Ginnie Mae I Pool 4.5% 9/20/2052	23,022,786	22,963,642
Ginnie Mae I Pool 5% 1/20/2053	4,387,541	4,434,583
Ginnie Mae I Pool 5% 10/15/2039	9,373	9,708
Ginnie Mae I Pool 5% 10/20/2040	4,057	4,176
Ginnie Mae I Pool 5% 10/20/2052	27,289,288	27,607,465
Ginnie Mae I Pool 5% 10/20/2054	494,299	496,973
Ginnie Mae I Pool 5% 11/15/2039	234,880	243,511
Ginnie Mae I Pool 5% 11/20/2052	26,122	26,426
Ginnie Mae I Pool 5% 12/20/2052	29,304,236	29,627,591
Ginnie Mae I Pool 5% 2/20/2041	65,146	67,079
Ginnie Mae I Pool 5% 2/20/2053	587,835	594,138
Ginnie Mae I Pool 5% 3/15/2044	355,389	368,027
Ginnie Mae I Pool 5% 3/20/2053	2,081,267	2,102,281
Ginnie Mae I Pool 5% 4/15/2039	255,233	264,147
Ginnie Mae I Pool 5% 4/15/2039	66,321	68,755
Ginnie Mae I Pool 5% 4/15/2040	107,910	111,845
Ginnie Mae I Pool 5% 4/20/2053	25,706,623	25,958,147
Ginnie Mae I Pool 5% 5/15/2039	284,666	294,997
Ginnie Mae I Pool 5% 5/15/2039	116,742	120,922
Ginnie Mae I Pool 5% 5/15/2040	137,077	142,033
Ginnie Mae I Pool 5% 5/15/2040	57,853	59,895
Ginnie Mae I Pool 5% 5/20/2053	397,498	401,263
Ginnie Mae I Pool 5% 6/15/2040	171,229	177,391
Ginnie Mae I Pool 5% 6/20/2040	8,590	8,840
Ginnie Mae I Pool 5% 6/20/2053	2,769,711	2,795,945
Ginnie Mae I Pool 5% 7/15/2040	620,561	643,731
Ginnie Mae I Pool 5% 7/15/2040	609,838	631,835
Ginnie Mae I Pool 5% 7/15/2040	478,664	495,929
Ginnie Mae I Pool 5% 7/15/2040	369,923	383,236
Ginnie Mae I Pool 5% 7/15/2040	349,454	362,030
Ginnie Mae I Pool 5% 7/15/2040	329,039	341,101
Ginnie Mae I Pool 5% 7/15/2040	311,994	323,034
Ginnie Mae I Pool 5% 7/15/2040	147,112	152,628
Ginnie Mae I Pool 5% 7/15/2040	104,487	108,345
Ginnie Mae I Pool 5% 7/20/2040	1,409	1,450
Ginnie Mae I Pool 5% 7/20/2041	51,693	53,223
Ginnie Mae I Pool 5% 7/20/2052	244,722	247,728
Ginnie Mae I Pool 5% 8/15/2039	331,521	343,252
Ginnie Mae I Pool 5% 8/15/2039	218,013	225,747
Ginnie Mae I Pool 5% 8/15/2039	120,510	124,826
Ginnie Mae I Pool 5% 8/15/2039	36,289	37,566
Ginnie Mae I Pool 5% 8/20/2052	579,700	586,821
Ginnie Mae I Pool 5% 9/15/2039	456,072	472,043
Ginnie Mae I Pool 5% 9/15/2039	425,501	441,261
Ginnie Mae I Pool 5% 9/15/2039	167,989	174,086
Ginnie Mae I Pool 5% 9/15/2039	167,012	173,119
Ginnie Mae I Pool 5% 9/15/2041	1,852,208	1,917,914
Ginnie Mae I Pool 5% 9/20/2052	5,697,585	5,764,016
Ginnie Mae I Pool 5.5% 1/15/2038	25,504	26,667
Ginnie Mae I Pool 5.5% 1/20/2053	108,713	110,976
Ginnie Mae I Pool 5.5% 10/15/2033	308	319
Ginnie Mae I Pool 5.5% 10/15/2035	308,557	322,650
Ginnie Mae I Pool 5.5% 10/15/2038	10,544	11,049
Ginnie Mae I Pool 5.5% 10/20/2052	169,642	173,345
Ginnie Mae I Pool 5.5% 11/15/2038	108,136	113,281
Ginnie Mae I Pool 5.5% 11/15/2038	43,208	45,264
Ginnie Mae I Pool 5.5% 11/15/2038	5,885	6,168
Ginnie Mae I Pool 5.5% 12/15/2038	270,479	282,810
Ginnie Mae I Pool 5.5% 12/20/2041	107,864	112,653
Ginnie Mae I Pool 5.5% 12/20/2052	24,710,402	25,234,377
Ginnie Mae I Pool 5.5% 2/15/2038	24,317	25,470
Ginnie Mae I Pool 5.5% 2/15/2039	208,794	218,978
Ginnie Mae I Pool 5.5% 2/15/2039	51,005	53,529
Ginnie Mae I Pool 5.5% 3/15/2039	564,330	591,002
Ginnie Mae I Pool 5.5% 3/15/2039	130,937	137,125
Ginnie Mae I Pool 5.5% 3/15/2040	4,623	4,839
Ginnie Mae I Pool 5.5% 4/15/2039	161,921	169,910
Ginnie Mae I Pool 5.5% 4/15/2041	22,565	23,620
Ginnie Mae I Pool 5.5% 4/20/2053	21,129,560	21,562,747
Ginnie Mae I Pool 5.5% 5/15/2038	331	347
Ginnie Mae I Pool 5.5% 5/15/2039	271,185	284,412
Ginnie Mae I Pool 5.5% 5/15/2039	112,845	118,428
Ginnie Mae I Pool 5.5% 5/20/2045	288,039	300,535
Ginnie Mae I Pool 5.5% 5/20/2053	3,698,162	3,773,980
Ginnie Mae I Pool 5.5% 6/15/2038	35,757	37,452
Ginnie Mae I Pool 5.5% 6/15/2038	5,459	5,719
Ginnie Mae I Pool 5.5% 6/20/2053	20,462,862	20,882,381
Ginnie Mae I Pool 5.5% 8/15/2038	722	757
Ginnie Mae I Pool 5.5% 8/15/2039	95,977	100,713
Ginnie Mae I Pool 5.5% 9/15/2034	8,867	9,256
Ginnie Mae I Pool 5.5% 9/15/2038	16,440	17,207
Ginnie Mae I Pool 5.5% 9/15/2039	419,058	439,675
Ginnie Mae I Pool 5.5% 9/20/2052	8,493,540	8,678,950
Ginnie Mae I Pool 5.5% 9/20/2053	12,943,096	13,199,349
Ginnie Mae I Pool 6% 1/15/2038	58,474	61,597
Ginnie Mae I Pool 6% 1/15/2038	13,758	14,531
Ginnie Mae I Pool 6% 10/15/2039	25,914	27,418
Ginnie Mae I Pool 6% 11/15/2034	207,280	217,860
Ginnie Mae I Pool 6% 11/15/2039	74,162	78,543
Ginnie Mae I Pool 6% 11/15/2039	67,925	71,649
Ginnie Mae I Pool 6% 11/15/2039	44,135	46,730
Ginnie Mae I Pool 6% 11/15/2039	28,134	29,749
Ginnie Mae I Pool 6% 11/15/2039	17,629	18,582
Ginnie Mae I Pool 6% 11/15/2039	15,024	15,811
Ginnie Mae I Pool 6% 11/15/2039	11,300	11,926
Ginnie Mae I Pool 6% 11/15/2039	6,864	7,246
Ginnie Mae I Pool 6% 11/15/2039	6,740	7,131
Ginnie Mae I Pool 6% 11/20/2052	9,103,217	9,362,687
Ginnie Mae I Pool 6% 12/15/2040	63,160	66,587
Ginnie Mae I Pool 6% 12/20/2052	17,109,262	17,591,582
Ginnie Mae I Pool 6% 6/15/2036	429,290	451,926
Ginnie Mae I Pool 6% 8/15/2037	14,368	15,153
Ginnie Mae I Pool 6.5% 1/15/2039	184,933	197,308
Ginnie Mae I Pool 6.5% 1/15/2039	8,258	8,832
Ginnie Mae I Pool 6.5% 10/15/2038	493	527
Ginnie Mae I Pool 6.5% 11/15/2038	7,871	8,396
Ginnie Mae I Pool 6.5% 2/15/2038	40,520	43,361
Ginnie Mae I Pool 6.5% 6/20/2053	1,088,557	1,135,301
Ginnie Mae I Pool 6.5% 9/20/2054	576,824	600,286
Ginnie Mae II Pool 1.5% 10/20/2043	289,375	244,197
Ginnie Mae II Pool 1.5% 12/20/2050	404,441	328,975
Ginnie Mae II Pool 1.5% 12/20/2051	1,258,620	1,022,590
Ginnie Mae II Pool 1.5% 2/20/2051	330,881	268,830
Ginnie Mae II Pool 1.5% 3/20/2051	586,321	476,368
Ginnie Mae II Pool 1.5% 3/20/2052	314,154	255,240
Ginnie Mae II Pool 1.5% 4/20/2044	22,899	19,037
Ginnie Mae II Pool 1.5% 4/20/2051	1,770,528	1,438,500
Ginnie Mae II Pool 1.5% 5/20/2051	3,382,818	2,748,436
Ginnie Mae II Pool 1.5% 7/20/2051	208,252	169,198
Ginnie Mae II Pool 1.5% 8/20/2051	339,734	276,023
Ginnie Mae II Pool 1.5% 9/20/2051	231,701	188,250
Ginnie Mae II Pool 2% 1/20/2051	27,950,191	23,693,551
Ginnie Mae II Pool 2% 1/20/2052	5,332,115	4,518,401
Ginnie Mae II Pool 2% 10/20/2050	401,478	340,260
Ginnie Mae II Pool 2% 11/20/2051	83,867,676	71,068,940
Ginnie Mae II Pool 2% 12/20/2050	36,437,870	30,880,067
Ginnie Mae II Pool 2% 12/20/2051	12,689,081	10,752,647
Ginnie Mae II Pool 2% 2/20/2051	50,555,598	42,842,472
Ginnie Mae II Pool 2% 4/20/2051	186,089,366	157,690,956
Ginnie Mae II Pool 2% 4/20/2052	12,661,464	10,733,202
Ginnie Mae II Pool 2% 6/20/2051	45,120,359	38,234,708
Ginnie Mae II Pool 2% 7/20/2051	175,449,147	148,674,502
Ginnie Mae II Pool 2% 9/20/2050	4,507,404	3,829,406
Ginnie Mae II Pool 2% 9/20/2051	13,164,862	11,155,821
Ginnie Mae II Pool 2.5% 1/20/2045	66,405	60,003
Ginnie Mae II Pool 2.5% 1/20/2046	27,950	25,082
Ginnie Mae II Pool 2.5% 1/20/2047	874,280	781,954
Ginnie Mae II Pool 2.5% 1/20/2048	45,701	40,812
Ginnie Mae II Pool 2.5% 1/20/2051	17,324,509	15,319,707
Ginnie Mae II Pool 2.5% 1/20/2052	15,149,360	13,372,597
Ginnie Mae II Pool 2.5% 10/20/2042	71,527	65,342
Ginnie Mae II Pool 2.5% 10/20/2043	170,703	155,631
Ginnie Mae II Pool 2.5% 10/20/2050	41,909,734	37,059,915
Ginnie Mae II Pool 2.5% 10/20/2051	7,670,950	6,771,277
Ginnie Mae II Pool 2.5% 11/20/2045	16,094	14,498
Ginnie Mae II Pool 2.5% 11/20/2046	509,165	455,707
Ginnie Mae II Pool 2.5% 11/20/2050	1,366,014	1,207,938
Ginnie Mae II Pool 2.5% 11/20/2051	22,111,514	19,518,207
Ginnie Mae II Pool 2.5% 12/20/2042	29,747	27,207
Ginnie Mae II Pool 2.5% 12/20/2043	41,512	37,773
Ginnie Mae II Pool 2.5% 12/20/2045	39,659	35,585
Ginnie Mae II Pool 2.5% 12/20/2046	370,562	331,441
Ginnie Mae II Pool 2.5% 12/20/2047	229,442	204,898
Ginnie Mae II Pool 2.5% 12/20/2049	176,908	156,933
Ginnie Mae II Pool 2.5% 12/20/2050	23,471,342	20,736,889
Ginnie Mae II Pool 2.5% 12/20/2051	14,751,626	13,021,509
Ginnie Mae II Pool 2.5% 2/20/2044	63,009	57,029
Ginnie Mae II Pool 2.5% 2/20/2047	412,303	368,731
Ginnie Mae II Pool 2.5% 2/20/2050	15,588,243	13,828,204
Ginnie Mae II Pool 2.5% 2/20/2051	3,224,308	2,851,189
Ginnie Mae II Pool 2.5% 2/20/2052	8,257,076	7,288,660
Ginnie Mae II Pool 2.5% 2/20/2055	89,595	79,108
Ginnie Mae II Pool 2.5% 3/1/2056 (b)	4,150,000	3,661,297
Ginnie Mae II Pool 2.5% 3/20/2044	50,117	45,659
Ginnie Mae II Pool 2.5% 3/20/2045	45,661	41,168
Ginnie Mae II Pool 2.5% 3/20/2046	85,594	77,334
Ginnie Mae II Pool 2.5% 3/20/2047	46,213	41,354
Ginnie Mae II Pool 2.5% 3/20/2050	13,159,290	11,673,500
Ginnie Mae II Pool 2.5% 3/20/2051	5,601,951	4,944,937
Ginnie Mae II Pool 2.5% 3/20/2052	16,351,158	14,434,721
Ginnie Mae II Pool 2.5% 4/20/2043	60,871	55,526
Ginnie Mae II Pool 2.5% 4/20/2045	129,677	116,896
Ginnie Mae II Pool 2.5% 4/20/2046	100,264	89,998
Ginnie Mae II Pool 2.5% 4/20/2048	129,428	115,583
Ginnie Mae II Pool 2.5% 4/20/2050	10,596,716	9,383,703
Ginnie Mae II Pool 2.5% 4/20/2052	621,058	548,267
Ginnie Mae II Pool 2.5% 5/20/2043	51,067	46,541
Ginnie Mae II Pool 2.5% 5/20/2046	36,502	32,747
Ginnie Mae II Pool 2.5% 5/20/2050	56,666,284	50,179,661
Ginnie Mae II Pool 2.5% 5/20/2051	84,705,090	74,770,614
Ginnie Mae II Pool 2.5% 5/20/2052	7,546,009	6,661,579
Ginnie Mae II Pool 2.5% 6/20/2046	123,700	111,017
Ginnie Mae II Pool 2.5% 6/20/2049	120,813	108,194
Ginnie Mae II Pool 2.5% 6/20/2050	6,697,406	5,930,750
Ginnie Mae II Pool 2.5% 6/20/2051	76,909,885	67,889,655
Ginnie Mae II Pool 2.5% 7/20/2043	627,475	570,854
Ginnie Mae II Pool 2.5% 7/20/2046	251,100	225,549
Ginnie Mae II Pool 2.5% 7/20/2050	20,245,240	17,927,755
Ginnie Mae II Pool 2.5% 7/20/2051	98,977,519	87,369,129
Ginnie Mae II Pool 2.5% 8/20/2050	10,719,816	9,482,662
Ginnie Mae II Pool 2.5% 8/20/2051	25,173,408	22,220,992
Ginnie Mae II Pool 2.5% 9/20/2043	125,057	113,783
Ginnie Mae II Pool 2.5% 9/20/2046	375,957	336,494
Ginnie Mae II Pool 2.5% 9/20/2049	3,644,977	3,233,429
Ginnie Mae II Pool 2.5% 9/20/2050	46,655,374	41,314,706
Ginnie Mae II Pool 2.5% 9/20/2051	11,367,065	10,033,900
Ginnie Mae II Pool 3% 1/20/2043	80,469	75,586
Ginnie Mae II Pool 3% 1/20/2044	392,408	367,814
Ginnie Mae II Pool 3% 1/20/2045	663,387	618,063
Ginnie Mae II Pool 3% 1/20/2047	5,405,059	5,017,737
Ginnie Mae II Pool 3% 1/20/2048	3,280,403	3,041,232
Ginnie Mae II Pool 3% 1/20/2050	37,404,135	34,419,876
Ginnie Mae II Pool 3% 1/20/2051	433,021	397,796
Ginnie Mae II Pool 3% 10/20/2042	3,902	3,667
Ginnie Mae II Pool 3% 10/20/2043	88,938	83,335
Ginnie Mae II Pool 3% 10/20/2045	610,902	567,763
Ginnie Mae II Pool 3% 10/20/2046	2,002,821	1,861,804
Ginnie Mae II Pool 3% 10/20/2047	2,363,178	2,193,834
Ginnie Mae II Pool 3% 10/20/2049	3,769,936	3,476,223
Ginnie Mae II Pool 3% 10/20/2050	55,457	50,963
Ginnie Mae II Pool 3% 11/20/2045	54,159	50,322
Ginnie Mae II Pool 3% 11/20/2046	18,603,494	17,293,637
Ginnie Mae II Pool 3% 11/20/2047	1,717,924	1,592,672
Ginnie Mae II Pool 3% 11/20/2048	87,095	80,854
Ginnie Mae II Pool 3% 11/20/2054	70,168	64,499
Ginnie Mae II Pool 3% 12/20/2044	209,021	194,844
Ginnie Mae II Pool 3% 12/20/2045	3,641,471	3,381,812
Ginnie Mae II Pool 3% 12/20/2046	954,541	886,139
Ginnie Mae II Pool 3% 12/20/2047	6,719,566	6,229,648
Ginnie Mae II Pool 3% 12/20/2049	9,571,909	8,808,222
Ginnie Mae II Pool 3% 12/20/2054	281,069	258,358
Ginnie Mae II Pool 3% 2/20/2044	592,264	554,648
Ginnie Mae II Pool 3% 2/20/2045	4,869,942	4,537,275
Ginnie Mae II Pool 3% 2/20/2046	21,399,351	19,873,030
Ginnie Mae II Pool 3% 2/20/2047	4,900,373	4,549,216
Ginnie Mae II Pool 3% 2/20/2048	717,491	665,179
Ginnie Mae II Pool 3% 2/20/2049	105,815	98,233
Ginnie Mae II Pool 3% 2/20/2050	13,596,181	12,511,420
Ginnie Mae II Pool 3% 2/20/2051	24,402,343	22,417,293
Ginnie Mae II Pool 3% 3/1/2056 (b)	2,775,000	2,544,475
Ginnie Mae II Pool 3% 3/20/2043	402,130	377,505
Ginnie Mae II Pool 3% 3/20/2045	73,154	68,124
Ginnie Mae II Pool 3% 3/20/2046	64,677	60,049
Ginnie Mae II Pool 3% 3/20/2047	251,597	233,568
Ginnie Mae II Pool 3% 3/20/2048	789,741	732,162
Ginnie Mae II Pool 3% 3/20/2050	16,082,362	14,794,217
Ginnie Mae II Pool 3% 3/20/2051	4,222,606	3,879,111
Ginnie Mae II Pool 3% 3/20/2052	128,297	117,720
Ginnie Mae II Pool 3% 4/20/2043	2,375,503	2,229,324
Ginnie Mae II Pool 3% 4/20/2046	16,800	15,617
Ginnie Mae II Pool 3% 4/20/2047	1,407,372	1,306,521
Ginnie Mae II Pool 3% 4/20/2048	658,960	610,916
Ginnie Mae II Pool 3% 4/20/2049	887,958	823,218
Ginnie Mae II Pool 3% 4/20/2050	7,578,606	6,971,585
Ginnie Mae II Pool 3% 4/20/2051	6,425,370	5,900,680
Ginnie Mae II Pool 3% 4/20/2052	15,101,569	13,856,589
Ginnie Mae II Pool 3% 5/20/2045	2,056,728	1,914,247
Ginnie Mae II Pool 3% 5/20/2046	47,632	44,278
Ginnie Mae II Pool 3% 5/20/2047	789,791	733,195
Ginnie Mae II Pool 3% 5/20/2048	99,830	92,551
Ginnie Mae II Pool 3% 5/20/2050	1,782,672	1,638,215
Ginnie Mae II Pool 3% 5/20/2051	7,880,265	7,232,336
Ginnie Mae II Pool 3% 5/20/2052	63,213,868	58,002,491
Ginnie Mae II Pool 3% 6/20/2045	2,930,741	2,726,270
Ginnie Mae II Pool 3% 6/20/2046	2,227,015	2,070,213
Ginnie Mae II Pool 3% 6/20/2050	19,792,826	18,188,931
Ginnie Mae II Pool 3% 6/20/2051	20,432,706	18,754,611
Ginnie Mae II Pool 3% 6/20/2052	27,545,647	25,274,773
Ginnie Mae II Pool 3% 7/20/2042	1,341,214	1,261,206
Ginnie Mae II Pool 3% 7/20/2043	23,634	22,155
Ginnie Mae II Pool 3% 7/20/2044	481,470	449,942
Ginnie Mae II Pool 3% 7/20/2045	2,779,648	2,585,041
Ginnie Mae II Pool 3% 7/20/2046	9,635,768	8,957,321
Ginnie Mae II Pool 3% 7/20/2047	42,443	39,356
Ginnie Mae II Pool 3% 7/20/2049	8,143,288	7,521,575
Ginnie Mae II Pool 3% 7/20/2050	4,978,327	4,574,912
Ginnie Mae II Pool 3% 7/20/2051	350,862	322,210
Ginnie Mae II Pool 3% 8/20/2042	16,278,153	15,303,785
Ginnie Mae II Pool 3% 8/20/2043	143,308	134,296
Ginnie Mae II Pool 3% 8/20/2044	283,409	265,214
Ginnie Mae II Pool 3% 8/20/2045	633,149	588,787
Ginnie Mae II Pool 3% 8/20/2046	23,589,833	21,928,891
Ginnie Mae II Pool 3% 8/20/2047	734,478	681,846
Ginnie Mae II Pool 3% 8/20/2049	160,529	148,022
Ginnie Mae II Pool 3% 8/20/2050	661,520	607,914
Ginnie Mae II Pool 3% 8/20/2051	322,168	295,558
Ginnie Mae II Pool 3% 9/20/2043	2,829,185	2,650,262
Ginnie Mae II Pool 3% 9/20/2045	88,901	82,647
Ginnie Mae II Pool 3% 9/20/2046	5,800,411	5,392,009
Ginnie Mae II Pool 3% 9/20/2047	4,857,545	4,509,457
Ginnie Mae II Pool 3% 9/20/2048	26,999	25,064
Ginnie Mae II Pool 3% 9/20/2049	4,224,953	3,895,791
Ginnie Mae II Pool 3.5% 1/20/2043	11,666	11,218
Ginnie Mae II Pool 3.5% 1/20/2045	2,672,980	2,555,780
Ginnie Mae II Pool 3.5% 1/20/2046	3,107,044	2,964,314
Ginnie Mae II Pool 3.5% 1/20/2048	6,278,770	6,017,943
Ginnie Mae II Pool 3.5% 1/20/2050	22,254,110	21,253,153
Ginnie Mae II Pool 3.5% 1/20/2051	168,920	161,058
Ginnie Mae II Pool 3.5% 10/20/2045	2,713,776	2,590,014
Ginnie Mae II Pool 3.5% 10/20/2046	1,261,326	1,212,082
Ginnie Mae II Pool 3.5% 10/20/2047	1,747,633	1,677,219
Ginnie Mae II Pool 3.5% 10/20/2048	2,171,294	2,077,025
Ginnie Mae II Pool 3.5% 10/20/2055	26,089,552	24,488,052
Ginnie Mae II Pool 3.5% 11/20/2042	6,372,506	6,127,696
Ginnie Mae II Pool 3.5% 11/20/2045	2,124,749	2,027,875
Ginnie Mae II Pool 3.5% 11/20/2046	92,330	88,725
Ginnie Mae II Pool 3.5% 11/20/2047	5,627,069	5,393,315
Ginnie Mae II Pool 3.5% 11/20/2050	200,822	191,664
Ginnie Mae II Pool 3.5% 12/20/2041	2,155,792	2,077,875
Ginnie Mae II Pool 3.5% 12/20/2042	3,170,255	3,048,439
Ginnie Mae II Pool 3.5% 12/20/2043	254,564	244,127
Ginnie Mae II Pool 3.5% 12/20/2044	31,720	30,334
Ginnie Mae II Pool 3.5% 12/20/2045	794,621	758,121
Ginnie Mae II Pool 3.5% 12/20/2047	1,172,144	1,123,452
Ginnie Mae II Pool 3.5% 12/20/2048	89,951	86,102
Ginnie Mae II Pool 3.5% 12/20/2049	9,192,430	8,778,968
Ginnie Mae II Pool 3.5% 12/20/2050	285,833	272,530
Ginnie Mae II Pool 3.5% 12/20/2055	2,387,993	2,241,406
Ginnie Mae II Pool 3.5% 2/20/2043	3,989,740	3,834,884
Ginnie Mae II Pool 3.5% 2/20/2044	246,169	235,983
Ginnie Mae II Pool 3.5% 2/20/2045	1,731,314	1,655,417
Ginnie Mae II Pool 3.5% 2/20/2046	14,378,910	13,715,827
Ginnie Mae II Pool 3.5% 2/20/2047	331,659	318,504
Ginnie Mae II Pool 3.5% 2/20/2048	989,152	947,444
Ginnie Mae II Pool 3.5% 2/20/2049	736,947	705,412
Ginnie Mae II Pool 3.5% 2/20/2050	104,264	99,574
Ginnie Mae II Pool 3.5% 2/20/2051	6,338,596	6,049,533
Ginnie Mae II Pool 3.5% 3/1/2056 (b)	9,950,000	9,335,122
Ginnie Mae II Pool 3.5% 3/20/2043	3,283,051	3,155,036
Ginnie Mae II Pool 3.5% 3/20/2046	3,819,145	3,643,015
Ginnie Mae II Pool 3.5% 3/20/2048	549,837	526,652
Ginnie Mae II Pool 3.5% 3/20/2049	19,960,890	19,081,793
Ginnie Mae II Pool 3.5% 3/20/2050	10,505,311	10,032,798
Ginnie Mae II Pool 3.5% 3/20/2051	510,693	487,404
Ginnie Mae II Pool 3.5% 4/1/2056 (b)	25,500,000	23,844,494
Ginnie Mae II Pool 3.5% 4/20/2042	2,097,502	2,020,129
Ginnie Mae II Pool 3.5% 4/20/2043	6,063,640	5,826,116
Ginnie Mae II Pool 3.5% 4/20/2045	1,836,829	1,755,321
Ginnie Mae II Pool 3.5% 4/20/2046	12,500,440	12,012,411
Ginnie Mae II Pool 3.5% 4/20/2047	287,639	276,230
Ginnie Mae II Pool 3.5% 4/20/2049	4,068,983	3,889,781
Ginnie Mae II Pool 3.5% 4/20/2050	1,108,122	1,057,587
Ginnie Mae II Pool 3.5% 5/20/2042	6,156,771	5,928,492
Ginnie Mae II Pool 3.5% 5/20/2043	5,084,379	4,862,947
Ginnie Mae II Pool 3.5% 5/20/2045	438,954	419,400
Ginnie Mae II Pool 3.5% 5/20/2046	2,745,753	2,638,556
Ginnie Mae II Pool 3.5% 5/20/2047	22,489,107	21,597,054
Ginnie Mae II Pool 3.5% 5/20/2048	3,660,267	3,508,215
Ginnie Mae II Pool 3.5% 5/20/2050	735,468	701,928
Ginnie Mae II Pool 3.5% 5/20/2051	4,870,896	4,636,588
Ginnie Mae II Pool 3.5% 6/20/2043	248,215	238,397
Ginnie Mae II Pool 3.5% 6/20/2045	2,417,014	2,308,933
Ginnie Mae II Pool 3.5% 6/20/2046	7,037,846	6,763,082
Ginnie Mae II Pool 3.5% 6/20/2047	1,731,539	1,661,774
Ginnie Mae II Pool 3.5% 6/20/2048	1,344,901	1,288,192
Ginnie Mae II Pool 3.5% 6/20/2049	101,267	96,776
Ginnie Mae II Pool 3.5% 6/20/2051	430,936	410,207
Ginnie Mae II Pool 3.5% 6/20/2052	37,220,936	35,282,176
Ginnie Mae II Pool 3.5% 6/20/2055	5,831,020	5,473,084
Ginnie Mae II Pool 3.5% 7/20/2042	2,256,879	2,171,912
Ginnie Mae II Pool 3.5% 7/20/2043	1,438,365	1,381,707
Ginnie Mae II Pool 3.5% 7/20/2045	6,078,018	5,804,166
Ginnie Mae II Pool 3.5% 7/20/2046	4,503,540	4,327,717
Ginnie Mae II Pool 3.5% 7/20/2047	4,915,458	4,717,409
Ginnie Mae II Pool 3.5% 8/20/2042	778,994	749,519
Ginnie Mae II Pool 3.5% 8/20/2043	308,300	295,981
Ginnie Mae II Pool 3.5% 8/20/2045	3,775,635	3,604,815
Ginnie Mae II Pool 3.5% 8/20/2046	2,480,652	2,383,805
Ginnie Mae II Pool 3.5% 8/20/2047	8,072,209	7,746,971
Ginnie Mae II Pool 3.5% 8/20/2048	3,851,951	3,689,530
Ginnie Mae II Pool 3.5% 8/20/2049	580,839	554,714
Ginnie Mae II Pool 3.5% 8/20/2050	212,240	202,561
Ginnie Mae II Pool 3.5% 9/20/2043	7,069,313	6,783,794
Ginnie Mae II Pool 3.5% 9/20/2045	211,587	202,009
Ginnie Mae II Pool 3.5% 9/20/2046	1,708,086	1,641,400
Ginnie Mae II Pool 3.5% 9/20/2047	624,159	599,011
Ginnie Mae II Pool 3.5% 9/20/2048	577,534	553,181
Ginnie Mae II Pool 4% 1/20/2041	2,053,745	2,027,627
Ginnie Mae II Pool 4% 1/20/2043	2,741	2,701
Ginnie Mae II Pool 4% 1/20/2046	813,533	797,291
Ginnie Mae II Pool 4% 1/20/2047	5,586,681	5,496,182
Ginnie Mae II Pool 4% 1/20/2048	1,135,565	1,113,267
Ginnie Mae II Pool 4% 1/20/2050	2,710,347	2,649,502
Ginnie Mae II Pool 4% 1/20/2051	1,244,704	1,215,594
Ginnie Mae II Pool 4% 1/20/2056	8,635,495	8,310,755
Ginnie Mae II Pool 4% 10/20/2040	1,215,921	1,200,636
Ginnie Mae II Pool 4% 10/20/2044	678,251	666,033
Ginnie Mae II Pool 4% 10/20/2045	1,870,083	1,833,125
Ginnie Mae II Pool 4% 10/20/2047	369,016	362,116
Ginnie Mae II Pool 4% 10/20/2048	7,072,181	6,920,047
Ginnie Mae II Pool 4% 10/20/2049	8,110,950	7,928,867
Ginnie Mae II Pool 4% 11/20/2039	80,540	79,590
Ginnie Mae II Pool 4% 11/20/2040	1,630,740	1,610,120
Ginnie Mae II Pool 4% 11/20/2044	1,420,822	1,394,917
Ginnie Mae II Pool 4% 11/20/2045	789,188	773,512
Ginnie Mae II Pool 4% 11/20/2047	783,937	769,278
Ginnie Mae II Pool 4% 11/20/2049	726,981	710,661
Ginnie Mae II Pool 4% 12/20/2041	478,645	472,025
Ginnie Mae II Pool 4% 12/20/2044	41,541	40,784
Ginnie Mae II Pool 4% 12/20/2045	1,559,443	1,528,635
Ginnie Mae II Pool 4% 12/20/2047	3,317,804	3,255,765
Ginnie Mae II Pool 4% 12/20/2050	754,491	736,847
Ginnie Mae II Pool 4% 2/20/2041	224,032	221,161
Ginnie Mae II Pool 4% 2/20/2043	2,562	2,524
Ginnie Mae II Pool 4% 2/20/2044	70,441	69,258
Ginnie Mae II Pool 4% 2/20/2046	1,523,858	1,493,578
Ginnie Mae II Pool 4% 2/20/2048	97,664	95,746
Ginnie Mae II Pool 4% 2/20/2050	2,736,526	2,675,094
Ginnie Mae II Pool 4% 2/20/2055	19,086,000	18,374,230
Ginnie Mae II Pool 4% 3/20/2045	4,855,348	4,767,337
Ginnie Mae II Pool 4% 3/20/2046	1,411,393	1,383,487
Ginnie Mae II Pool 4% 3/20/2048	53,165	52,121
Ginnie Mae II Pool 4% 3/20/2050	7,824,018	7,648,377
Ginnie Mae II Pool 4% 3/20/2051	110,769	108,282
Ginnie Mae II Pool 4% 4/20/2044	21,416	21,054
Ginnie Mae II Pool 4% 4/20/2045	3,705,996	3,637,988
Ginnie Mae II Pool 4% 4/20/2046	2,047,500	2,006,346
Ginnie Mae II Pool 4% 4/20/2047	6,035,443	5,932,017
Ginnie Mae II Pool 4% 4/20/2048	2,673,993	2,621,485
Ginnie Mae II Pool 4% 4/20/2049	281,467	275,149
Ginnie Mae II Pool 4% 4/20/2050	192,021	187,530
Ginnie Mae II Pool 4% 5/20/2044	9,880	9,713
Ginnie Mae II Pool 4% 5/20/2047	5,666,245	5,569,145
Ginnie Mae II Pool 4% 5/20/2048	3,750,257	3,674,272
Ginnie Mae II Pool 4% 5/20/2049	1,589,476	1,553,794
Ginnie Mae II Pool 4% 5/20/2050	2,027,095	1,981,589
Ginnie Mae II Pool 4% 6/20/2045	52,156	51,170
Ginnie Mae II Pool 4% 6/20/2047	321,570	316,060
Ginnie Mae II Pool 4% 6/20/2048	4,716,654	4,621,088
Ginnie Mae II Pool 4% 6/20/2049	288,820	282,336
Ginnie Mae II Pool 4% 6/20/2052	12,917,480	12,538,688
Ginnie Mae II Pool 4% 6/20/2055	5,950,707	5,726,928
Ginnie Mae II Pool 4% 7/20/2042	7,379	7,271
Ginnie Mae II Pool 4% 7/20/2043	850,295	837,738
Ginnie Mae II Pool 4% 7/20/2044	38,476	37,796
Ginnie Mae II Pool 4% 7/20/2045	2,565,094	2,515,528
Ginnie Mae II Pool 4% 7/20/2046	2,369	2,332
Ginnie Mae II Pool 4% 7/20/2047	6,361,171	6,242,224
Ginnie Mae II Pool 4% 7/20/2048	2,641,217	2,587,702
Ginnie Mae II Pool 4% 7/20/2050	54,166	52,950
Ginnie Mae II Pool 4% 8/20/2040	92,233	91,087
Ginnie Mae II Pool 4% 8/20/2041	1,597,239	1,575,744
Ginnie Mae II Pool 4% 8/20/2044	92,049	90,411
Ginnie Mae II Pool 4% 8/20/2045	375,598	368,262
Ginnie Mae II Pool 4% 8/20/2047	177,785	174,461
Ginnie Mae II Pool 4% 9/20/2039	2,750	2,718
Ginnie Mae II Pool 4% 9/20/2040	106,645	105,302
Ginnie Mae II Pool 4% 9/20/2041	5,135,647	5,066,127
Ginnie Mae II Pool 4% 9/20/2044	600,875	590,117
Ginnie Mae II Pool 4% 9/20/2045	906,103	888,301
Ginnie Mae II Pool 4% 9/20/2046	365,714	358,245
Ginnie Mae II Pool 4% 9/20/2048	1,722,662	1,687,758
Ginnie Mae II Pool 4% 9/20/2049	5,252,140	5,134,235
Ginnie Mae II Pool 4.5% 1/20/2035	2,044	2,066
Ginnie Mae II Pool 4.5% 1/20/2041	286,092	289,457
Ginnie Mae II Pool 4.5% 1/20/2042	55,396	56,048
Ginnie Mae II Pool 4.5% 1/20/2045	140,605	142,151
Ginnie Mae II Pool 4.5% 1/20/2046	371,002	374,977
Ginnie Mae II Pool 4.5% 1/20/2047	1,551,463	1,570,265
Ginnie Mae II Pool 4.5% 1/20/2050	556,174	560,654
Ginnie Mae II Pool 4.5% 1/20/2051	89,488	90,348
Ginnie Mae II Pool 4.5% 1/20/2055	36,546,079	36,166,680
Ginnie Mae II Pool 4.5% 10/20/2040	25,333	25,630
Ginnie Mae II Pool 4.5% 10/20/2044	7,390	7,471
Ginnie Mae II Pool 4.5% 10/20/2046	25,117	25,410
Ginnie Mae II Pool 4.5% 10/20/2047	1,140,288	1,153,038
Ginnie Mae II Pool 4.5% 10/20/2048	2,110,893	2,129,878
Ginnie Mae II Pool 4.5% 10/20/2049	1,014,137	1,023,891
Ginnie Mae II Pool 4.5% 11/20/2033	17,192	17,350
Ginnie Mae II Pool 4.5% 11/20/2039	3,438	3,478
Ginnie Mae II Pool 4.5% 11/20/2040	915,167	925,927
Ginnie Mae II Pool 4.5% 11/20/2044	142,701	144,266
Ginnie Mae II Pool 4.5% 11/20/2046	50,332	50,912
Ginnie Mae II Pool 4.5% 11/20/2048	1,864,670	1,881,440
Ginnie Mae II Pool 4.5% 11/20/2054	54,462,455	53,922,590
Ginnie Mae II Pool 4.5% 12/20/2034	326	329
Ginnie Mae II Pool 4.5% 12/20/2040	21,351	21,602
Ginnie Mae II Pool 4.5% 12/20/2049	48,479	48,869
Ginnie Mae II Pool 4.5% 12/20/2050	678,753	684,221
Ginnie Mae II Pool 4.5% 12/20/2054	97,398	96,387
Ginnie Mae II Pool 4.5% 2/20/2041	371,629	376,000
Ginnie Mae II Pool 4.5% 2/20/2046	869,888	879,314
Ginnie Mae II Pool 4.5% 2/20/2050	1,133,170	1,142,299
Ginnie Mae II Pool 4.5% 2/20/2055	11,984,609	11,848,957
Ginnie Mae II Pool 4.5% 3/1/2056 (b)	29,100,000	28,747,747
Ginnie Mae II Pool 4.5% 3/20/2033	2,779	2,802
Ginnie Mae II Pool 4.5% 3/20/2034	19,310	19,495
Ginnie Mae II Pool 4.5% 3/20/2041	847,235	857,199
Ginnie Mae II Pool 4.5% 3/20/2045	393,860	398,446
Ginnie Mae II Pool 4.5% 3/20/2046	75,551	76,385
Ginnie Mae II Pool 4.5% 3/20/2047	2,008,524	2,032,864
Ginnie Mae II Pool 4.5% 3/20/2050	1,621,968	1,633,007
Ginnie Mae II Pool 4.5% 3/20/2055	219,704	217,218
Ginnie Mae II Pool 4.5% 4/1/2056 (b)	24,875,000	24,543,769
Ginnie Mae II Pool 4.5% 4/20/2041	80,507	81,454
Ginnie Mae II Pool 4.5% 4/20/2045	485,478	491,135
Ginnie Mae II Pool 4.5% 4/20/2046	182,591	184,570
Ginnie Mae II Pool 4.5% 4/20/2047	909,827	920,284
Ginnie Mae II Pool 4.5% 4/20/2050	1,131,194	1,138,893
Ginnie Mae II Pool 4.5% 5/20/2034	21,772	21,970
Ginnie Mae II Pool 4.5% 5/20/2040	393,041	397,657
Ginnie Mae II Pool 4.5% 5/20/2041	8,020,578	8,114,915
Ginnie Mae II Pool 4.5% 5/20/2044	74,786	75,658
Ginnie Mae II Pool 4.5% 5/20/2045	258,680	261,500
Ginnie Mae II Pool 4.5% 5/20/2046	130,836	132,278
Ginnie Mae II Pool 4.5% 5/20/2049	1,954,091	1,969,833
Ginnie Mae II Pool 4.5% 5/20/2051	2,262,011	2,282,355
Ginnie Mae II Pool 4.5% 6/20/2033	622	628
Ginnie Mae II Pool 4.5% 6/20/2035	3,075	3,108
Ginnie Mae II Pool 4.5% 6/20/2040	6,206	6,279
Ginnie Mae II Pool 4.5% 6/20/2045	1,728,160	1,748,095
Ginnie Mae II Pool 4.5% 6/20/2046	606,242	613,213
Ginnie Mae II Pool 4.5% 7/20/2033	2,056	2,074
Ginnie Mae II Pool 4.5% 7/20/2034	1,997	2,018
Ginnie Mae II Pool 4.5% 7/20/2040	6,831	6,911
Ginnie Mae II Pool 4.5% 7/20/2041	18,002	18,214
Ginnie Mae II Pool 4.5% 7/20/2042	45,135	45,666
Ginnie Mae II Pool 4.5% 7/20/2045	56,709	57,327
Ginnie Mae II Pool 4.5% 7/20/2046	358,763	362,649
Ginnie Mae II Pool 4.5% 7/20/2049	273,506	275,710
Ginnie Mae II Pool 4.5% 7/20/2053	11,465,786	11,400,501
Ginnie Mae II Pool 4.5% 8/20/2035	1,860	1,880
Ginnie Mae II Pool 4.5% 8/20/2041	129,239	130,759
Ginnie Mae II Pool 4.5% 8/20/2046	940,270	951,134
Ginnie Mae II Pool 4.5% 8/20/2048	14,495,778	14,635,207
Ginnie Mae II Pool 4.5% 9/20/2033	2,208	2,228
Ginnie Mae II Pool 4.5% 9/20/2040	11,167	11,299
Ginnie Mae II Pool 4.5% 9/20/2041	2,091	2,115
Ginnie Mae II Pool 4.5% 9/20/2042	50,317	50,908
Ginnie Mae II Pool 4.5% 9/20/2046	496,071	501,881
Ginnie Mae II Pool 4.5% 9/20/2047	1,450,013	1,466,225
Ginnie Mae II Pool 4.5% 9/20/2049	550,001	554,947
Ginnie Mae II Pool 4.5% 9/20/2053	228,298	226,927
Ginnie Mae II Pool 5% 1/20/2039	26,487	27,243
Ginnie Mae II Pool 5% 1/20/2046	30,569	31,499
Ginnie Mae II Pool 5% 1/20/2047	306,940	315,981
Ginnie Mae II Pool 5% 1/20/2049	404,935	413,705
Ginnie Mae II Pool 5% 1/20/2051	26,985	27,738
Ginnie Mae II Pool 5% 1/20/2054	3,169,344	3,197,383
Ginnie Mae II Pool 5% 1/20/2055	85,674,309	86,084,209
Ginnie Mae II Pool 5% 10/20/2039	604,980	622,558
Ginnie Mae II Pool 5% 10/20/2046	66,090	68,044
Ginnie Mae II Pool 5% 10/20/2047	100,845	103,817
Ginnie Mae II Pool 5% 10/20/2048	36,188	37,029
Ginnie Mae II Pool 5% 11/20/2039	1,173	1,207
Ginnie Mae II Pool 5% 11/20/2043	12,275	12,651
Ginnie Mae II Pool 5% 11/20/2044	252,075	259,783
Ginnie Mae II Pool 5% 11/20/2045	22,347	23,029
Ginnie Mae II Pool 5% 11/20/2047	355,499	365,977
Ginnie Mae II Pool 5% 11/20/2048	633,790	648,508
Ginnie Mae II Pool 5% 11/20/2053	19,416,593	19,588,370
Ginnie Mae II Pool 5% 11/20/2054	954,284	958,849
Ginnie Mae II Pool 5% 12/20/2044	101,029	104,097
Ginnie Mae II Pool 5% 12/20/2046	29,976	30,870
Ginnie Mae II Pool 5% 12/20/2047	394,097	405,712
Ginnie Mae II Pool 5% 12/20/2050	23,414	24,089
Ginnie Mae II Pool 5% 12/20/2053	8,430,265	8,504,847
Ginnie Mae II Pool 5% 12/20/2054	12,794,260	12,855,473
Ginnie Mae II Pool 5% 2/20/2040	1,870	1,924
Ginnie Mae II Pool 5% 2/20/2045	186,810	192,496
Ginnie Mae II Pool 5% 2/20/2048	84,121	86,469
Ginnie Mae II Pool 5% 2/20/2049	431,598	440,946
Ginnie Mae II Pool 5% 2/20/2051	21,060	21,680
Ginnie Mae II Pool 5% 2/20/2054	675,718	681,696
Ginnie Mae II Pool 5% 2/20/2055	19,017,553	19,108,540
Ginnie Mae II Pool 5% 3/1/2056 (b)	220,375,000	221,149,751
Ginnie Mae II Pool 5% 3/20/2040	3,702	3,810
Ginnie Mae II Pool 5% 3/20/2042	32,749	33,707
Ginnie Mae II Pool 5% 3/20/2044	237,696	244,836
Ginnie Mae II Pool 5% 3/20/2046	121,224	124,929
Ginnie Mae II Pool 5% 3/20/2048	818,795	841,647
Ginnie Mae II Pool 5% 3/20/2049	296,743	303,356
Ginnie Mae II Pool 5% 4/1/2056 (b)	114,175,000	114,420,294
Ginnie Mae II Pool 5% 4/20/2040	55,084	56,704
Ginnie Mae II Pool 5% 4/20/2044	191,919	197,774
Ginnie Mae II Pool 5% 4/20/2045	3,829	3,944
Ginnie Mae II Pool 5% 4/20/2046	65,085	67,051
Ginnie Mae II Pool 5% 4/20/2047	257,403	265,478
Ginnie Mae II Pool 5% 4/20/2048	1,152,520	1,183,606
Ginnie Mae II Pool 5% 4/20/2049	153,228	156,643
Ginnie Mae II Pool 5% 4/20/2055	13,142,996	13,201,770
Ginnie Mae II Pool 5% 5/20/2044	447,034	460,363
Ginnie Mae II Pool 5% 5/20/2046	100,260	103,314
Ginnie Mae II Pool 5% 5/20/2047	139,238	143,566
Ginnie Mae II Pool 5% 5/20/2048	224,861	230,785
Ginnie Mae II Pool 5% 5/20/2051	36,942	38,030
Ginnie Mae II Pool 5% 6/20/2040	203,618	209,635
Ginnie Mae II Pool 5% 6/20/2043	25,538	26,283
Ginnie Mae II Pool 5% 6/20/2044	16,504	16,993
Ginnie Mae II Pool 5% 6/20/2045	93,203	96,066
Ginnie Mae II Pool 5% 6/20/2046	53,263	54,878
Ginnie Mae II Pool 5% 6/20/2048	1,172,995	1,202,067
Ginnie Mae II Pool 5% 6/20/2051	24,170	24,922
Ginnie Mae II Pool 5% 6/20/2054	54,325,590	54,721,319
Ginnie Mae II Pool 5% 7/20/2040	107,596	110,775
Ginnie Mae II Pool 5% 7/20/2045	111,113	114,553
Ginnie Mae II Pool 5% 7/20/2046	35,788	36,867
Ginnie Mae II Pool 5% 7/20/2047	24,194	24,948
Ginnie Mae II Pool 5% 7/20/2048	2,204,403	2,257,661
Ginnie Mae II Pool 5% 7/20/2053	36,870,998	37,220,237
Ginnie Mae II Pool 5% 8/20/2040	168,477	173,475
Ginnie Mae II Pool 5% 8/20/2044	21,532	22,181
Ginnie Mae II Pool 5% 8/20/2046	250,810	258,425
Ginnie Mae II Pool 5% 8/20/2047	42,843	44,177
Ginnie Mae II Pool 5% 9/20/2040	10,556	10,869
Ginnie Mae II Pool 5% 9/20/2045	89,417	92,176
Ginnie Mae II Pool 5% 9/20/2048	1,234,230	1,262,892
Ginnie Mae II Pool 5.5% 1/20/2033	157,500	162,262
Ginnie Mae II Pool 5.5% 1/20/2049	20,058	20,806
Ginnie Mae II Pool 5.5% 1/20/2055	38,281,361	38,832,911
Ginnie Mae II Pool 5.5% 10/20/2032	114	117
Ginnie Mae II Pool 5.5% 10/20/2043	23,696	24,670
Ginnie Mae II Pool 5.5% 10/20/2053	8,545,008	8,709,513
Ginnie Mae II Pool 5.5% 11/20/2033	16,396	16,945
Ginnie Mae II Pool 5.5% 11/20/2046	137,079	142,976
Ginnie Mae II Pool 5.5% 12/20/2032	21,063	21,699
Ginnie Mae II Pool 5.5% 12/20/2043	41,281	42,920
Ginnie Mae II Pool 5.5% 12/20/2048	115,555	120,118
Ginnie Mae II Pool 5.5% 2/20/2033	80,712	83,179
Ginnie Mae II Pool 5.5% 2/20/2054	12,876,600	13,119,465
Ginnie Mae II Pool 5.5% 2/20/2055	8,225,642	8,341,584
Ginnie Mae II Pool 5.5% 3/1/2056 (b)	173,500,000	175,733,969
Ginnie Mae II Pool 5.5% 3/20/2041	16,906	17,662
Ginnie Mae II Pool 5.5% 3/20/2045	51,084	53,300
Ginnie Mae II Pool 5.5% 3/20/2054	856,223	871,569
Ginnie Mae II Pool 5.5% 4/1/2056 (b)	160,150,000	162,043,165
Ginnie Mae II Pool 5.5% 4/20/2033	1,642	1,694
Ginnie Mae II Pool 5.5% 4/20/2037	844	880
Ginnie Mae II Pool 5.5% 4/20/2045	219,981	229,364
Ginnie Mae II Pool 5.5% 4/20/2048	66,173	69,432
Ginnie Mae II Pool 5.5% 5/20/2044	50,934	53,049
Ginnie Mae II Pool 5.5% 5/20/2046	78,444	81,940
Ginnie Mae II Pool 5.5% 5/20/2049	38,393	39,945
Ginnie Mae II Pool 5.5% 5/20/2054	794,072	808,243
Ginnie Mae II Pool 5.5% 5/20/2055	17,744,784	17,986,583
Ginnie Mae II Pool 5.5% 6/20/2033	18,304	18,895
Ginnie Mae II Pool 5.5% 6/20/2045	103,895	108,439
Ginnie Mae II Pool 5.5% 6/20/2049	59,309	61,595
Ginnie Mae II Pool 5.5% 6/20/2054	780,602	794,532
Ginnie Mae II Pool 5.5% 6/20/2055	87,498,671	88,643,119
Ginnie Mae II Pool 5.5% 7/20/2038	119,084	124,483
Ginnie Mae II Pool 5.5% 7/20/2048	243,466	253,536
Ginnie Mae II Pool 5.5% 7/20/2053	438,338	446,914
Ginnie Mae II Pool 5.5% 7/20/2054	9,055,627	9,214,397
Ginnie Mae II Pool 5.5% 8/20/2038	1,819	1,902
Ginnie Mae II Pool 5.5% 8/20/2044	66,145	69,026
Ginnie Mae II Pool 5.5% 8/20/2048	14,385	14,980
Ginnie Mae II Pool 5.5% 8/20/2053	29,385,549	29,960,448
Ginnie Mae II Pool 5.5% 8/20/2054	58,486,858	59,512,297
Ginnie Mae II Pool 5.5% 9/20/2048	236,415	246,194
Ginnie Mae II Pool 5.5% 9/20/2053	500,986	510,630
Ginnie Mae II Pool 6% 1/20/2037	12,555	13,242
Ginnie Mae II Pool 6% 1/20/2055	43,583,533	44,580,642
Ginnie Mae II Pool 6% 10/20/2035	52,209	54,818
Ginnie Mae II Pool 6% 10/20/2037	94,127	99,335
Ginnie Mae II Pool 6% 11/20/2037	323,189	341,067
Ginnie Mae II Pool 6% 12/20/2036	40,388	42,596
Ginnie Mae II Pool 6% 12/20/2037	109,015	115,116
Ginnie Mae II Pool 6% 12/20/2054	56,201,266	57,482,655
Ginnie Mae II Pool 6% 3/1/2056 (b)	140,625,000	143,477,634
Ginnie Mae II Pool 6% 3/20/2055	40,173,480	41,010,973
Ginnie Mae II Pool 6% 4/1/2056 (b)	91,950,000	93,750,592
Ginnie Mae II Pool 6% 4/20/2037	21,666	22,829
Ginnie Mae II Pool 6% 4/20/2055	52,850,821	53,927,821
Ginnie Mae II Pool 6% 5/20/2034	27,227	28,452
Ginnie Mae II Pool 6% 7/20/2036	64,262	67,658
Ginnie Mae II Pool 6% 8/20/2053	109,313	112,224
Ginnie Mae II Pool 6% 8/20/2054	4,690,397	4,800,270
Ginnie Mae II Pool 6% 9/20/2037	94,838	100,066
Ginnie Mae II Pool 6% 9/20/2038	15,339	16,222
Ginnie Mae II Pool 6% 9/20/2055	982,766	1,004,790
Ginnie Mae II Pool 6.5% 1/20/2055	21,581,657	22,432,513
Ginnie Mae II Pool 6.5% 2/20/2055	579,911	602,230
Ginnie Mae II Pool 6.5% 3/1/2056 (b)	63,300,000	65,784,303
Ginnie Mae II Pool 6.5% 3/20/2038	102,461	109,206
Ginnie Mae II Pool 6.5% 4/1/2056 (b)	31,650,000	32,852,589
Ginnie Mae II Pool 6.5% 4/20/2054	315,930	329,718
Ginnie Mae II Pool 6.5% 5/20/2055	12,270,980	12,729,839
Ginnie Mae II Pool 6.5% 6/20/2054	110,612	115,404
Ginnie Mae II Pool 6.5% 7/20/2053	12,043,219	12,560,363
Ginnie Mae II Pool 6.5% 7/20/2054	13,883,691	14,464,680
Ginnie Mae II Pool 6.5% 7/20/2055	58,780	60,955
Ginnie Mae II Pool 6.5% 8/20/2036	39,421	42,021
Uniform Mortgage Backed Securities 2.5% 3/1/2056 (b)	25,000	21,649
Uniform Mortgage Backed Securities 3% 3/1/2056 (b)	18,200,000	16,457,492
Uniform Mortgage Backed Securities 3.5% 3/1/2056 (b)	41,850,000	39,440,357
Uniform Mortgage Backed Securities 5% 3/1/2041 (b)	69,850,000	70,911,392
Uniform Mortgage Backed Securities 5% 3/1/2056 (b)	191,200,000	192,066,366
Uniform Mortgage Backed Securities 5% 4/1/2041 (b)	33,100,000	33,583,568
Uniform Mortgage Backed Securities 5.5% 3/1/2056 (b)	43,425,000	44,123,873
Uniform Mortgage Backed Securities 6% 3/1/2056 (b)	22,225,000	22,797,120
TOTAL UNITED STATES		17,752,258,982
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $18,880,703,253)		17,752,258,982

U.S. Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Fannie Mae 0.75% 10/8/2027	16,844,000	16,147,155
Fannie Mae 0.875% 8/5/2030	40,385,000	36,152,091
Fannie Mae 6.625% 11/15/2030	9,666,000	10,956,970
Federal Home Loan Bank 3.5% 10/4/2027	13,500,000	13,509,333
Federal Home Loan Bank 4.375% 9/8/2028	5,990,000	6,126,749
Federal Home Loan Bank 5.5% 7/15/2036	13,190,000	14,761,300
Freddie Mac Non Gold Pool 6.25% 7/15/2032	6,116,000	6,985,474
Freddie Mac Non Gold Pool 6.75% 3/15/2031	20,653,000	23,687,938
TOTAL FINANCIALS		128,327,010
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Tennessee Valley Authority 3.875% 8/1/2030	6,000,000	6,094,687
Tennessee Valley Authority 4.25% 9/15/2065	5,896,000	5,063,110
Tennessee Valley Authority 4.875% 5/15/2035	6,050,000	6,379,168
Tennessee Valley Authority 5.25% 2/1/2055	2,000,000	2,052,843
Tennessee Valley Authority 5.25% 9/15/2039	15,887,000	17,273,882
Tennessee Valley Authority 5.375% 4/1/2056	4,286,000	4,504,567
TOTAL UTILITIES		41,368,257
TOTAL UNITED STATES		169,695,267
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $174,611,602)		169,695,267

U.S. Treasury Obligations - 45.7%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.08 to 1.20	172,262,300	113,074,050
US Treasury Bonds 1.125% 8/15/2040	1.83 to 1.88	46,741,200	30,379,954
US Treasury Bonds 1.375% 11/15/2040	1.67 to 2.09	42,617,700	28,615,455
US Treasury Bonds 1.375% 8/15/2050	2.30 to 5.03	41,247,800	21,232,949
US Treasury Bonds 1.625% 11/15/2050	1.58 to 1.84	144,329,200	79,195,011
US Treasury Bonds 1.75% 8/15/2041	1.97 to 3.50	185,755,300	129,680,419
US Treasury Bonds 1.875% 11/15/2051	1.89 to 2.35	107,574,100	62,094,628
US Treasury Bonds 1.875% 2/15/2041	2.16	60,554,000	43,714,784
US Treasury Bonds 1.875% 2/15/2051	2.12 to 2.41	176,269,200	102,869,603
US Treasury Bonds 2% 2/15/2050	1.43 to 1.70	17,589,900	10,757,323
US Treasury Bonds 2% 8/15/2051	1.93 to 3.25	272,799,800	163,125,755
US Treasury Bonds 2.25% 2/15/2052	3.15 to 3.20	109,990,100	69,581,628
US Treasury Bonds 2.25% 5/15/2041	1.80 to 2.87	172,934,300	131,376,026
US Treasury Bonds 2.25% 8/15/2046	3.07 to 3.15	25,430,300	17,396,908
US Treasury Bonds 2.25% 8/15/2049	2.21 to 2.22	15,289,700	9,977,126
US Treasury Bonds 2.375% 11/15/2049	2.39	8,121,000	5,429,333
US Treasury Bonds 2.375% 2/15/2042	2.45 to 3.48	48,988,400	37,238,037
US Treasury Bonds 2.375% 5/15/2051	1.90 to 3.09	188,570,400	123,793,522
US Treasury Bonds 2.5% 2/15/2045	2.92 to 3.10	56,988,800	41,828,889
US Treasury Bonds 2.5% 2/15/2046	3.09	20,048,400	14,489,668
US Treasury Bonds 2.75% 11/15/2042	2.57	1,066,200	846,129
US Treasury Bonds 2.75% 11/15/2047	3.10	4,358,500	3,222,396
US Treasury Bonds 2.75% 8/15/2047	2.94	7,039,000	5,219,583
US Treasury Bonds 2.875% 5/15/2043	1.91 to 2.99	89,343,900	71,646,130
US Treasury Bonds 2.875% 5/15/2052	2.95 to 3.34	124,100,000	90,176,101
US Treasury Bonds 3% 11/15/2044	2.22 to 2.97	41,912,600	33,557,912
US Treasury Bonds 3% 11/15/2045	2.61	16,313,000	12,914,671
US Treasury Bonds 3% 2/15/2047	2.87	10,813,300	8,441,555
US Treasury Bonds 3% 5/15/2045	1.38 to 2.96	119,853,100	95,451,758
US Treasury Bonds 3% 5/15/2047	2.87 to 2.93	19,395,700	15,095,310
US Treasury Bonds 3% 8/15/2052	3.27 to 4.39	353,800,000	263,553,361
US Treasury Bonds 3.125% 2/15/2043	2.92 to 2.97	23,006,500	19,215,820
US Treasury Bonds 3.125% 8/15/2044	2.41 to 3.09	72,478,200	59,367,007
US Treasury Bonds 3.25% 5/15/2042	3.16 to 4.58	271,300,000	233,233,219
US Treasury Bonds 3.375% 11/15/2048	3.01	4,631,400	3,797,386
US Treasury Bonds 3.375% 5/15/2044	2.17 to 3.20	147,526,800	125,881,852
US Treasury Bonds 3.625% 2/15/2044	3.33 to 3.44	2,123,200	1,882,267
US Treasury Bonds 3.625% 2/15/2053	3.66 to 4.11	87,850,000	73,745,957
US Treasury Bonds 3.625% 5/15/2053	3.83 to 4.04	108,800,000	91,277,250
US Treasury Bonds 3.625% 8/15/2043	2.06 to 3.81	65,327,400	58,192,423
US Treasury Bonds 3.75% 11/15/2043	3.59	1,969,500	1,780,165
US Treasury Bonds 3.875% 2/15/2043	4.12 to 4.28	54,200,000	50,215,453
US Treasury Bonds 3.875% 5/15/2043	4.01 to 4.09	57,550,000	53,203,266
US Treasury Bonds 4% 11/15/2042	3.74 to 4.13	245,800,000	231,858,531
US Treasury Bonds 4% 11/15/2052	3.60 to 3.97	310,100,000	278,605,469
US Treasury Bonds 4.125% 8/15/2044	4.13 to 4.60	281,250,000	266,352,539
US Treasury Bonds 4.125% 8/15/2053	4.70 to 5.03	119,400,000	109,535,508
US Treasury Bonds 4.25% 11/15/2040	4.58	644,300	638,133
US Treasury Bonds 4.25% 2/15/2054	4.34 to 4.78	406,859,000	381,128,346
US Treasury Bonds 4.25% 5/15/2039	4.57	6,384,200	6,413,877
US Treasury Bonds 4.25% 8/15/2054	4.13 to 4.48	290,200,000	271,903,795
US Treasury Bonds 4.375% 11/15/2039	4.71	79,500	80,406
US Treasury Bonds 4.375% 2/15/2038	3.00	20,954,900	21,599,100
US Treasury Bonds 4.375% 5/15/2040	3.99	6,354,800	6,404,943
US Treasury Bonds 4.375% 5/15/2041	3.51	6,610,300	6,615,723
US Treasury Bonds 4.375% 8/15/2043	4.90 to 5.23	185,800,000	182,758,976
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.78	105,440,000	103,009,937
US Treasury Bonds 4.5% 2/15/2036	2.16 to 2.94	20,270,200	21,273,417
US Treasury Bonds 4.5% 2/15/2044	4.50 to 4.90	296,103,000	295,166,112
US Treasury Bonds 4.5% 5/15/2038	3.07 to 3.18	5,410,000	5,629,359
US Treasury Bonds 4.5% 8/15/2039	4.57	4,449,500	4,566,126
US Treasury Bonds 4.625% 11/15/2044	4.86	41,850,000	42,243,978
US Treasury Bonds 4.625% 11/15/2045	4.64 to 4.84	167,283,000	168,380,795
US Treasury Bonds 4.625% 11/15/2055	4.67 to 4.89	181,190,000	180,878,580
US Treasury Bonds 4.625% 2/15/2040	4.53	8,282,000	8,579,634
US Treasury Bonds 4.625% 2/15/2046	4.57	54,950,000	55,336,367
US Treasury Bonds 4.625% 2/15/2055	4.47 to 4.85	173,660,000	173,198,724
US Treasury Bonds 4.625% 5/15/2044	4.16 to 4.71	71,850,000	72,666,733
US Treasury Bonds 4.625% 5/15/2054	4.34 to 4.63	108,100,000	107,753,743
US Treasury Bonds 4.75% 11/15/2043	4.30 to 4.69	97,000,000	99,841,797
US Treasury Bonds 4.75% 2/15/2041	4.50	4,764,800	4,975,494
US Treasury Bonds 4.75% 2/15/2056	4.63	99,500,000	101,396,719
US Treasury Bonds 4.75% 5/15/2055	4.79 to 4.91	226,750,000	230,762,412
US Treasury Bonds 4.75% 8/15/2055	4.67 to 4.92	57,280,000	58,327,150
US Treasury Bonds 4.875% 8/15/2045	4.68 to 4.92	74,130,000	77,106,783
US Treasury Bonds 5% 5/15/2045	4.79 to 5.00	223,390,000	236,147,664
US Treasury Bonds 6.25% 5/15/2030	4.68 to 4.69	48,578,300	53,798,570
US Treasury Notes 0.375% 7/31/2027	0.48 to 0.65	251,926,900	241,328,257
US Treasury Notes 0.375% 9/30/2027	0.55	49,873,800	47,559,344
US Treasury Notes 0.5% 10/31/2027	0.61	264,566,400	252,185,518
US Treasury Notes 0.625% 11/30/2027	0.63	37,166,200	35,429,842
US Treasury Notes 0.625% 12/31/2027	0.76	42,643,200	40,559,347
US Treasury Notes 0.625% 5/15/2030	1.39 to 1.69	293,611,700	261,107,969
US Treasury Notes 0.625% 8/15/2030	0.71	30,689,000	27,086,639
US Treasury Notes 1.125% 2/28/2027	0.89	143,363,000	140,011,890
US Treasury Notes 1.125% 2/29/2028	1.28	262,029,200	250,667,776
US Treasury Notes 1.125% 8/31/2028	1.12 to 1.30	64,237,900	60,790,131
US Treasury Notes 1.25% 12/31/2026	2.49	111,103,900	109,019,486
US Treasury Notes 1.25% 5/31/2028	1.26	78,200,900	74,611,601
US Treasury Notes 1.25% 6/30/2028	0.99 to 1.79	329,982,900	314,347,383
US Treasury Notes 1.25% 8/15/2031	1.78 to 3.17	214,724,400	190,056,258
US Treasury Notes 1.375% 12/31/2028	1.62 to 1.89	106,426,700	100,689,636
US Treasury Notes 1.5% 1/31/2027	1.61 to 2.95	172,345,400	169,185,285
US Treasury Notes 1.5% 11/30/2028	1.71 to 1.75	41,895,000	39,834,617
US Treasury Notes 1.5% 2/15/2030	0.61 to 0.73	707,689,900	657,101,126
US Treasury Notes 1.625% 5/15/2031	3.75	30,670,000	27,873,758
US Treasury Notes 1.625% 8/15/2029	0.71 to 1.88	16,548,200	15,596,032
US Treasury Notes 1.75% 1/31/2029	2.72	110,873,300	105,849,354
US Treasury Notes 1.875% 2/28/2027	1.70 to 3.00	166,928,500	164,240,691
US Treasury Notes 2.25% 11/15/2027	2.72	36,348,700	35,650,123
US Treasury Notes 2.25% 2/15/2027	2.40	24,750,900	24,451,762
US Treasury Notes 2.25% 8/15/2027	2.33 to 3.05	337,064,100	331,362,978
US Treasury Notes 2.375% 5/15/2029	1.68	20,543,700	19,904,117
US Treasury Notes 2.5% 3/31/2027	3.06	5,000,000	4,947,266
US Treasury Notes 2.625% 2/15/2029	2.15 to 2.73	56,726,000	55,502,846
US Treasury Notes 2.625% 5/31/2027	3.26 to 3.40	39,800,000	39,383,344
US Treasury Notes 2.625% 7/31/2029	2.79 to 3.15	603,100,000	587,810,474
US Treasury Notes 2.75% 2/15/2028	2.78	40,000	39,521
US Treasury Notes 2.75% 4/30/2027	2.83 to 3.07	243,000,000	240,949,688
US Treasury Notes 2.75% 5/31/2029	2.88	32,300,000	31,643,906
US Treasury Notes 2.75% 7/31/2027	2.91 to 3.19	73,600,000	72,892,750
US Treasury Notes 2.75% 8/15/2032	2.80 to 4.25	648,086,000	613,479,219
US Treasury Notes 2.875% 4/30/2029	3.10 to 3.41	33,500,000	32,968,711
US Treasury Notes 2.875% 5/15/2028	2.48 to 2.87	139,624,800	138,114,016
US Treasury Notes 2.875% 5/15/2032	3.05	42,500,000	40,650,586
US Treasury Notes 2.875% 8/15/2028	1.76 to 2.65	150,635,300	148,846,506
US Treasury Notes 3.125% 11/15/2028	2.50 to 2.75	19,870,000	19,735,722
US Treasury Notes 3.125% 8/31/2029	3.29 to 3.59	59,600,000	58,999,344
US Treasury Notes 3.25% 6/30/2027	3.00 to 3.05	72,000,000	71,805,938
US Treasury Notes 3.375% 5/15/2033	3.62 to 3.70	160,450,000	156,720,791
US Treasury Notes 3.375% 9/15/2027	3.56 to 3.83	268,360,000	268,108,413
US Treasury Notes 3.375% 9/15/2028	3.55 to 3.62	304,820,000	304,712,837
US Treasury Notes 3.5% 1/15/2029	3.61 to 3.68	508,200,000	509,748,424
US Treasury Notes 3.5% 1/31/2028	3.49 to 4.20	414,100,000	414,892,612
US Treasury Notes 3.5% 1/31/2030	4.07	125,900,000	126,086,883
US Treasury Notes 3.5% 10/15/2028	3.56 to 3.60	512,640,000	514,041,763
US Treasury Notes 3.5% 11/15/2028	3.50	98,140,000	98,419,852
US Treasury Notes 3.5% 11/30/2030	3.60	156,200,000	156,114,577
US Treasury Notes 3.5% 2/15/2029	3.39	338,650,000	339,708,281
US Treasury Notes 3.5% 2/15/2033	3.91 to 3.97	115,200,000	113,620,500
US Treasury Notes 3.5% 2/28/2031	3.52	186,050,000	185,904,648
US Treasury Notes 3.5% 4/30/2028	3.76 to 3.86	312,800,000	313,462,948
US Treasury Notes 3.5% 9/30/2029	3.57 to 3.89	317,990,000	318,673,182
US Treasury Notes 3.625% 10/31/2030	3.71	147,180,000	147,904,402
US Treasury Notes 3.625% 12/31/2030	3.71	58,660,000	58,930,386
US Treasury Notes 3.625% 3/31/2028	3.51 to 3.58	152,800,000	153,510,282
US Treasury Notes 3.625% 3/31/2030	3.47 to 3.73	119,300,000	119,999,024
US Treasury Notes 3.625% 5/31/2028	3.99 to 4.11	199,900,000	200,907,308
US Treasury Notes 3.625% 8/15/2028	3.58	344,440,000	346,404,383
US Treasury Notes 3.625% 8/31/2029	3.71	74,150,000	74,613,438
US Treasury Notes 3.625% 8/31/2030	3.69	110,240,000	110,812,731
US Treasury Notes 3.625% 9/30/2031	3.87 to 3.97	153,460,000	153,717,765
US Treasury Notes 3.75% 1/31/2031	3.80	188,700,000	190,616,484
US Treasury Notes 3.75% 10/31/2032	3.78 to 3.89	276,550,000	277,327,797
US Treasury Notes 3.75% 12/31/2028	3.84	87,800,000	88,647,133
US Treasury Notes 3.75% 12/31/2030	4.00	20,950,000	21,157,863
US Treasury Notes 3.75% 4/15/2028	3.80	133,810,000	134,782,213
US Treasury Notes 3.75% 5/15/2028	3.83 to 3.97	572,820,000	577,145,192
US Treasury Notes 3.75% 5/31/2030	3.70 to 3.98	175,600,000	177,431,454
US Treasury Notes 3.75% 6/30/2030	4.08	41,700,000	42,134,918
US Treasury Notes 3.75% 8/31/2031	3.62	72,350,000	72,943,496
US Treasury Notes 3.875% 10/15/2027	4.12	194,800,000	196,154,468
US Treasury Notes 3.875% 11/30/2027	3.77 to 4.01	55,100,000	55,526,164
US Treasury Notes 3.875% 11/30/2029	3.72	51,600,000	52,361,906
US Treasury Notes 3.875% 12/31/2029	3.58	36,600,000	37,144,711
US Treasury Notes 3.875% 12/31/2032	3.92 to 4.02	150,090,000	151,567,448
US Treasury Notes 3.875% 3/15/2028	3.88	335,500,000	338,697,734
US Treasury Notes 3.875% 3/31/2027	3.70	100,000,000	100,382,812
US Treasury Notes 3.875% 4/30/2030	3.72 to 4.07	244,540,000	248,284,519
US Treasury Notes 3.875% 5/31/2027	3.89	213,200,000	214,216,030
US Treasury Notes 3.875% 6/15/2028	3.68	314,050,000	317,448,118
US Treasury Notes 3.875% 6/30/2030	3.79 to 3.87	249,400,000	253,287,133
US Treasury Notes 3.875% 7/15/2028	3.88	411,450,000	415,966,306
US Treasury Notes 3.875% 7/31/2030	3.95	131,550,000	133,615,745
US Treasury Notes 3.875% 8/15/2033	4.57 to 4.88	444,400,000	447,628,842
US Treasury Notes 3.875% 8/15/2034	3.92 to 4.28	252,340,000	252,706,978
US Treasury Notes 3.875% 8/31/2032	3.97	42,920,000	43,392,790
US Treasury Notes 3.875% 9/30/2029	3.79 to 3.97	73,200,000	74,257,968
US Treasury Notes 3.875% 9/30/2032	3.87	65,890,000	66,590,081
US Treasury Notes 4% 1/15/2027	4.22	67,450,000	67,710,842
US Treasury Notes 4% 1/31/2029	3.87	202,100,000	205,478,859
US Treasury Notes 4% 1/31/2031	3.91 to 4.28	117,950,000	120,428,792
US Treasury Notes 4% 1/31/2033	3.71 to 3.85	178,180,000	181,242,469
US Treasury Notes 4% 10/31/2029	3.58 to 4.14	138,800,000	141,435,032
US Treasury Notes 4% 11/15/2035	4.02 to 4.26	189,690,000	190,371,698
US Treasury Notes 4% 12/15/2027	4.28 to 4.48	68,000,000	68,694,450
US Treasury Notes 4% 2/15/2034	4.19 to 4.69	242,150,000	245,337,677
US Treasury Notes 4% 2/28/2030	3.55 to 4.10	140,000,000	142,767,187
US Treasury Notes 4% 2/29/2028	3.65	111,400,000	112,683,711
US Treasury Notes 4% 3/31/2030	3.95	166,150,000	169,473,000
US Treasury Notes 4% 4/30/2032	4.00 to 4.16	229,780,000	234,187,109
US Treasury Notes 4% 5/31/2030	3.95	239,150,000	244,026,417
US Treasury Notes 4% 6/30/2028	4.24	54,700,000	55,456,398
US Treasury Notes 4% 6/30/2032	3.99 to 4.06	142,200,000	144,877,359
US Treasury Notes 4% 7/31/2029	3.63	85,400,000	86,988,619
US Treasury Notes 4% 7/31/2030	4.14	35,300,000	36,028,063
US Treasury Notes 4% 7/31/2032	3.92	127,700,000	130,069,434
US Treasury Notes 4.125% 1/31/2027	3.65	75,000,000	75,387,305
US Treasury Notes 4.125% 10/31/2027	3.66 to 4.27	396,200,000	400,641,774
US Treasury Notes 4.125% 10/31/2029	4.15	23,150,000	23,688,961
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.22	180,620,000	185,431,829
US Treasury Notes 4.125% 11/15/2027	4.11	154,400,000	156,185,250
US Treasury Notes 4.125% 11/30/2029	4.08	79,800,000	81,679,664
US Treasury Notes 4.125% 11/30/2031	4.32	67,050,000	68,833,635
US Treasury Notes 4.125% 2/15/2036	3.96	241,150,000	244,352,773
US Treasury Notes 4.125% 2/28/2027	3.63	130,320,000	131,073,413
US Treasury Notes 4.125% 2/29/2032	4.10 to 4.21	186,500,000	191,388,340
US Treasury Notes 4.125% 3/31/2029	4.20 to 4.33	131,700,000	134,467,757
US Treasury Notes 4.125% 3/31/2031	4.33	21,850,000	22,436,365
US Treasury Notes 4.125% 3/31/2032	3.88	100,000,000	102,628,906
US Treasury Notes 4.125% 7/31/2028	4.18	52,950,000	53,860,078
US Treasury Notes 4.125% 7/31/2031	3.81 to 3.96	319,950,000	328,658,879
US Treasury Notes 4.125% 8/31/2030	4.20 to 4.63	258,800,000	265,421,641
US Treasury Notes 4.125% 9/30/2027	4.08 to 4.39	157,400,000	159,072,375
US Treasury Notes 4.25% 1/15/2028	4.24 to 4.28	138,800,000	140,903,688
US Treasury Notes 4.25% 1/31/2030	4.33	141,900,000	145,979,625
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.58	308,630,000	317,081,157
US Treasury Notes 4.25% 12/31/2026	4.25	125,150,000	125,859,835
US Treasury Notes 4.25% 2/15/2028	3.96	176,150,000	178,984,430
US Treasury Notes 4.25% 2/28/2029	4.13 to 4.24	204,400,000	209,326,359
US Treasury Notes 4.25% 2/28/2031	4.15 to 4.27	304,850,000	314,757,625
US Treasury Notes 4.25% 5/15/2035	4.36 to 4.39	171,600,000	176,003,953
US Treasury Notes 4.25% 8/15/2035	4.10 to 4.27	159,450,000	163,411,336
US Treasury Notes 4.375% 1/31/2032	4.44	227,100,000	236,086,417
US Treasury Notes 4.375% 11/30/2028	3.92 to 4.29	247,600,000	253,915,734
US Treasury Notes 4.375% 11/30/2030	3.81 to 4.36	240,500,000	249,443,594
US Treasury Notes 4.375% 12/15/2026	3.98	29,250,000	29,433,041
US Treasury Notes 4.375% 12/31/2029	4.39	27,450,000	28,349,631
US Treasury Notes 4.375% 5/15/2034	4.37 to 4.49	126,050,000	130,870,428
US Treasury Notes 4.5% 11/15/2033	3.95 to 4.34	395,900,000	414,720,714
US Treasury Notes 4.5% 12/31/2031	4.49	30,700,000	32,116,277
US Treasury Notes 4.5% 5/31/2029	4.49	78,350,000	80,945,344
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.31	260,530,000	274,899,845
US Treasury Notes 4.625% 4/30/2029	4.72	31,000,000	32,120,117
US Treasury Notes 4.625% 4/30/2031	4.70	58,900,000	61,870,309
US Treasury Notes 4.625% 5/31/2031	4.37 to 4.49	160,200,000	168,310,125
US Treasury Notes 4.625% 9/30/2028	4.60	181,900,000	187,435,161
US Treasury Notes 4.75% 2/15/2045	4.52 to 4.87	221,150,000	226,678,750
US Treasury Notes 4.875% 10/31/2028	4.52 to 4.82	191,946,000	199,128,980
US Treasury Notes 4.875% 10/31/2030	4.89	123,100,000	130,274,422
TOTAL U.S. TREASURY OBLIGATIONS (Cost $33,044,297,645)			32,246,778,927

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.70	597,336,855	597,456,322
Fidelity Securities Lending Cash Central Fund (i)(j)	3.69	356,187,714	356,223,333
TOTAL MONEY MARKET FUNDS (Cost $953,679,655)			953,679,655

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $75,470,383,473)	72,385,364,531
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(1,805,429,547)
NET ASSETS - 100.0%	70,579,934,984

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 3.5% 3/1/2056	(25,500,000)	(23,924,181)
Ginnie Mae II Pool 4.5% 3/1/2056	(24,875,000)	(24,573,891)
Ginnie Mae II Pool 5% 3/1/2056	(168,500,000)	(169,092,379)
Ginnie Mae II Pool 5% 4/1/2056	(54,325,000)	(54,441,712)
Ginnie Mae II Pool 5.5% 3/1/2056	(173,500,000)	(175,733,969)
Ginnie Mae II Pool 6% 3/1/2056	(140,625,000)	(143,477,634)
Ginnie Mae II Pool 6.5% 3/1/2056	(63,300,000)	(65,784,303)
Uniform Mortgage Backed Securities 2.5% 3/1/2056	(4,150,000)	(3,593,803)
Uniform Mortgage Backed Securities 3% 3/1/2056	(2,775,000)	(2,509,315)
Uniform Mortgage Backed Securities 3.5% 3/1/2056	(9,950,000)	(9,377,098)
Uniform Mortgage Backed Securities 4.5% 3/1/2056	(4,225,000)	(4,177,799)
Uniform Mortgage Backed Securities 5% 3/1/2041	(33,100,000)	(33,602,964)
Uniform Mortgage Backed Securities 5% 3/1/2056	(67,675,000)	(67,981,649)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(778,270,697)

TOTAL TBA SALE COMMITMENTS (Proceeds $776,553,810)		(778,270,697)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security is on loan at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $68,965,471 or 0.1% of net assets.

(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	224,186,867	4,599,261,199	4,225,986,863	3,220,023	(4,881)	-	597,456,322	597,336,855	0.9%
Fidelity Securities Lending Cash Central Fund	395,189,485	2,403,284,311	2,442,272,948	461,545	22,485	-	356,223,333	356,187,714	1.0%
Total	619,376,352	7,002,545,510	6,668,259,811	3,681,568	17,604	-	953,679,655

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	396,328,839	-	396,328,839	-

Bank Notes
Financials	53,735,652	-	53,735,652	-

Commercial Mortgage Securities	1,139,762,678	-	1,139,762,678	-

Foreign Government and Government Agency Obligations	928,596,728	-	928,596,728	-

Municipal Securities
Education	11,559,304	-	11,559,304	-
Electric Utilities	27,279,309	-	27,279,309	-
General Obligations	103,420,883	-	103,420,883	-
Health Care	14,430,607	-	14,430,607	-
Special Tax	23,075,925	-	23,075,925	-
Transportation	67,790,046	-	67,790,046	-
Water & Sewer	11,212,318	-	11,212,318	-

Non-Convertible Corporate Bonds
Communication Services	1,386,266,551	-	1,386,266,551	-
Consumer Discretionary	965,729,134	-	965,729,134	-
Consumer Staples	1,044,788,259	-	1,044,788,259	-
Energy	1,230,789,591	-	1,230,789,591	-
Financials	6,402,787,166	-	6,402,787,166	-
Health Care	2,023,208,300	-	2,023,208,300	-
Industrials	1,172,228,618	-	1,172,228,618	-
Information Technology	1,362,428,204	-	1,362,428,204	-
Materials	482,641,360	-	482,641,360	-
Real Estate	654,675,924	-	654,675,924	-
Utilities	1,760,216,304	-	1,760,216,304	-

U.S. Government Agency - Mortgage Securities	17,752,258,982	-	17,752,258,982	-

U.S. Government Agency Obligations
Financials	128,327,010	-	128,327,010	-
Utilities	41,368,257	-	41,368,257	-

U.S. Treasury Obligations	32,246,778,927	-	32,246,778,927	-

Money Market Funds	953,679,655	953,679,655	-	-
Total Investments in Securities:	72,385,364,531	953,679,655	71,431,684,876	-
Other Financial Instruments:

TBA Sale Commitments	(778,270,697)	-	(778,270,697)	-
Total Other Financial Instruments:	(778,270,697)	-	(778,270,697)	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $344,950,290) - See accompanying schedule:
Unaffiliated issuers (cost $74,516,703,818)	$71,431,684,876
Fidelity Central Funds (cost $953,679,655)	953,679,655

Total Investment in Securities (cost $75,470,383,473)		$72,385,364,531
Foreign currency held at value (cost $925)		1,006
Receivable for investments sold		774,373,544
Receivable for TBA sale commitments		776,553,810
Receivable for fund shares sold		115,620,041
Interest receivable		541,549,475
Distributions receivable from Fidelity Central Funds		517,564
Other receivables		806,319
Total assets		74,594,786,290
Liabilities
Payable for investments purchased
Regular delivery	$1,181,006,275
Delayed delivery	1,579,031,092
TBA sale commitments, at value	778,270,697
Payable for fund shares redeemed	102,564,911
Distributions payable	15,519,435
Accrued management fee	1,451,825
Other payables and accrued expenses	806,223
Collateral on securities loaned	356,200,848
Total liabilities		4,014,851,306
Net Assets		$70,579,934,984
Net Assets consist of:
Paid in capital		$75,519,975,620
Total accumulated earnings (loss)		(4,940,040,636)
Net Assets		$70,579,934,984
Net Asset Value, offering price and redemption price per share ($70,579,934,984 ÷ 6,601,134,205 shares)		$10.69
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Interest		$1,290,038,087
Income from Fidelity Central Funds (including $461,545 from security lending)		3,681,568
Total income		1,293,719,655
Expenses
Management fee	$8,449,550
Independent trustees' fees and expenses	71,803
Total expenses before reductions	8,521,353
Expense reductions	(7,732)
Total expenses after reductions		8,513,621
Net Investment income (loss)		1,285,206,034
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(40,257,131)
Fidelity Central Funds	17,604
Total net realized gain (loss)		(40,239,527)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,413,865,277
Assets and liabilities in foreign currencies	10
TBA sale commitments	(655,223)
Total change in net unrealized appreciation (depreciation)		1,413,210,064
Net gain (loss)		1,372,970,537
Net increase (decrease) in net assets resulting from operations		$2,658,176,571
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,285,206,034	$2,287,979,841
Net realized gain (loss)	(40,239,527)	(196,247,572)
Change in net unrealized appreciation (depreciation)	1,413,210,064	(114,208,899)
Net increase (decrease) in net assets resulting from operations	2,658,176,571	1,977,523,370
Distributions to shareholders	(1,244,210,979)	(2,197,371,349)

Share transactions
Proceeds from sales of shares	14,134,456,999	25,557,701,936
Reinvestment of distributions	1,147,148,573	2,022,983,633
Cost of shares redeemed	(12,275,944,435)	(20,337,724,687)

Net increase (decrease) in net assets resulting from share transactions	3,005,661,137	7,242,960,882
Total increase (decrease) in net assets	4,419,626,729	7,023,112,903

Net Assets
Beginning of period	66,160,308,255	59,137,195,352
End of period	$70,579,934,984	$66,160,308,255

Other Information
Shares
Sold	1,335,377,173	2,463,847,853
Issued in reinvestment of distributions	108,299,416	194,681,135
Redeemed	(1,159,511,559)	(1,961,982,234)
Net increase (decrease)	284,165,030	696,546,754

Financial Highlights
Fidelity® U.S. Bond Index Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.47	$10.52	$10.14	$10.55	$12.20	$12.57
Income from Investment Operations
Net investment income (loss) A,B	.200	.383	.351	.304	.236	.222
Net realized and unrealized gain (loss)	.213	(.065)	.364	(.427)	(1.626)	(.245)
Total from investment operations	.413	.318	.715	(.123)	(1.390)	(.023)
Distributions from net investment income	(.193)	(.368)	(.335)	(.287)	(.230)	(.224)
Distributions from net realized gain	-	-	-	-	(.030)	(.123)
Total distributions	(.193)	(.368)	(.335)	(.287)	(.260)	(.347)
Net asset value, end of period	$10.69	$10.47	$10.52	$10.14	$10.55	$12.20
Total Return C,D	3.98%	3.11%	7.21%	(1.16)%	(11.52)%	(.17)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.03% G	.03% H	.02% H	.02% H	.02% H	.03%
Expenses net of fee waivers, if any	.03 % G	.03% H	.02% H	.02% H	.02% H	.03%
Expenses net of all reductions, if any	.03% G	.02% H	.02% H	.02% H	.02% H	.02%
Net investment income (loss)	3.80% G	3.70%	3.45%	2.97%	2.08%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$70,579,935	$66,160,308	$59,137,195	$60,014,060	$55,576,531	$59,844,299
Portfolio turnover rate I	45 % G	45%	43%	34%	50% J	76%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$971,271,142
Gross unrealized depreciation	(3,856,703,009)
Net unrealized appreciation (depreciation)	$(2,885,431,867)
Tax cost	$75,270,141,175

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(557,341,492)
Long-term	(1,472,389,779)
Total capital loss carryforward	$(2,029,731,271)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity U.S. Bond Index Fund	7,072,177,992	5,288,743,829

5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .025% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .025% of average net assets. This expense contract will remain in place through October 31, 2026.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity U.S. Bond Index Fund	$806,219

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity U.S. Bond Index Fund	48,803	-	-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $7,732.

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity U.S. Bond Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors.  Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the index the fund seeks to track (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary (subject to certain limited exceptions) fee rate. The Board also considered other expenses such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees paid by FMR under the unitary fee arrangement. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.925933.114
UII-UDV-SANN-0426
Fidelity® Sustainability Bond Index Fund

Semi-Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Sustainability Bond Index Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Ally Auto Receivables Trust Series 2025-1 Class A3, 3.96% 3/15/2030	55,000	55,266
American Express Credit Account Master Trust Series 2023-4 Class A, 5.15% 9/16/2030	100,000	103,734
BMW Vehicle Lease Trust Series 2025-2 Class A3, 3.97% 9/25/2028	70,000	70,266
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029	30,000	30,288
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	32,000	31,745
Capital One Multi-Asset Execution Trust Series 2021-A2 Class A2, 1.39% 7/15/2030	60,000	56,880
Capital One Prime Auto Receivables Trust Series 2023-1 Class A3, 4.87% 2/15/2028	9,402	9,435
Capital One Prime Auto Receivables Trust Series 2025-1 Class A3, 3.85% 7/15/2030	130,000	130,450
CarMax Auto Owner Trust Series 2022-3 Class A3, 3.97% 4/15/2027	1,470	1,471
CarMax Auto Owner Trust Series 2023-2 Class A3, 5.05% 1/18/2028	37,468	37,624
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	200,000	202,142
CarMax Auto Owner Trust Series 2025-1 Class A3, 4.84% 1/15/2030	40,000	40,615
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030	130,000	130,650
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032	20,000	20,056
Carvana Auto Receivables Trust Series 2025-P3 Class A3, 4.04% 11/11/2030	55,000	55,318
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	100,000	103,578
Citibank Credit Card Issuance Trust Series 2007-A3 Class A3, 6.15% 6/15/2039	100,000	113,839
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	100,000	100,785
Eart Series 2025-5A Class A3, 4.24% 11/15/2029	80,000	80,354
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	15,000	15,123
Ford Credit Auto Lease Trust Series 2026-A Class A3, 4% 7/15/2029	50,000	50,321
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	21,973	22,023
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	200,000	202,076
Ford Credit Floorplan Master Owner Trust A Series 2025-2 Class A1, 4.06% 9/15/2030	80,000	80,700
GM Financial Automobile Leasing Trust Series 2025-1 Class A3, 4.66% 2/21/2028	30,000	30,219
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A3, 4.47% 2/16/2028	30,971	31,023
Gm Financial Consumer Automobile Receivables Trust Series 2025-4 Class A3, 3.84% 2/18/2031	130,000	130,507
GMCAR Series 2026-1 Class A3, 3.84% 5/16/2031	150,000	150,753
Harot Series 2025-4 Class A3, 3.98% 6/17/2030	120,000	120,791
Honda Auto Receivables Owner Trust Series 2025-1 Class A3, 4.57% 9/21/2029	100,000	101,116
Honda Auto Receivables Owner Trust Series 2026-1 Class A3, 3.78% 9/23/2030	70,000	70,155
Hyundai Auto Receivables Trust Series 2022-C Class A3, 5.39% 6/15/2027	5,222	5,229
Hyundai Auto Receivables Trust Series 2023-A Class A3, 4.58% 4/15/2027	7,001	7,004
Hyundai Auto Receivables Trust Series 2025-D Class A3, 3.99% 9/16/2030	130,000	130,955
Hyundai Auto Receivables Trust Series 2026-A Class A3, 3.79% 2/18/2031	80,000	80,219
MBART Series 2025-1 Class A3, 4.78% 12/17/2029	30,000	30,409
Mercedes-Benz Auto Lease Trust Series 2025-B Class A3, 3.88% 4/16/2029	120,000	120,373
Mercedes-Benz Auto Lease Trust Series 2026-A Class A3, 3.93% 1/15/2030	190,000	190,773
Nissan Auto Lease Trust Series 2025-A Class A3, 4.75% 3/15/2028	25,000	25,286
Santander Drive Auto Receivables Trust Series 2025-4 Class A3, 4.17% 4/15/2030	85,000	85,474
Toyota Auto Receivables Owner Trust Series 2025-A Class A3, 4.64% 8/15/2029	90,000	91,003
Toyota Auto Receivables Owner Trust Series 2025-D Class A3, 3.84% 6/17/2030	130,000	130,507
Toyota Auto Receivables Owner Trust Series 2026-A Class A3, 3.86% 9/16/2030	90,000	90,443
World Omni Auto Receivables Trust Series 2025-A Class A3, 4.73% 3/15/2030	30,000	30,382
World Omni Auto Receivables Trust Series 2025-D Class A3, 3.95% 3/17/2031	50,000	50,273
World Omni Auto Receivables Trust Series 2026-A Class A3, 3.86% 5/15/2031	120,000	120,499
TOTAL UNITED STATES		3,568,132
TOTAL ASSET-BACKED SECURITIES (Cost $3,546,442)		3,568,132

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
PNC Bank NA 3.25% 1/22/2028	270,000	267,844
Truist Bank 4.136% 10/23/2029 (c)	250,000	250,318

TOTAL UNITED STATES		518,162
TOTAL BANK NOTES (Cost $513,962)		518,162

Commercial Mortgage Securities - 1.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.4%
BANK Series 2017-BNK4 Class ASB, 3.419% 5/15/2050	14,229	14,175
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	120,000	108,553
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	100,000	92,610
BANK Series 2022-BNK41 Class A4, 3.7892% 4/15/2065 (c)	270,000	261,523
BANK Series 2025-BNK51 Class A5, 5.29% 12/25/2067	260,000	272,580
BANK5 Series 2025-5YR18 Class A3, 5.145% 12/15/2058	100,000	103,924
BANK5 Series 2025-5YR19 Class A3, 5.27% 12/15/2058	85,000	88,979
BANK5 Series 2026-5YR20 Class A2, 4.619% 2/15/2059	150,000	152,629
BBCMS Mortgage Trust Series 2021-C11 Class A5, 2.322% 9/15/2054	100,000	90,465
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	100,000	90,949
BBCMS Mortgage Trust Series 2021-C9 Class A5, 2.299% 2/15/2054	200,000	182,770
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057	303,000	328,824
BBCMS Mortgage Trust Series 2025-5C37 Class A3, 5.015% 9/15/2058	200,000	206,611
BBCMS Mortgage Trust Series 2025-5C38 Class A3, 5.1461% 11/15/2058	150,000	155,911
BBCMS Mortgage Trust Series 2025-C39 Class A5, 5.2969% 12/15/2058	150,000	157,595
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	19,000	18,382
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/2052	60,000	59,373
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	140,000	126,544
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	50,000	45,689
Benchmark Mortgage Trust Series 2025-B41 Class A5, 5.4072% 7/15/2068	100,000	106,187
Benchmark Mortgage Trust Series 2026-V20 Class A2, 4.697% 2/15/2059	150,000	153,372
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	100,000	94,558
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	30,000	32,215
BMO Mortgage Trust Series 2024-C9 Class A5, 5.7592% 7/15/2057	450,000	486,229
BMO Mortgage Trust Series 2025-5C13 Class A3, 5.227% 12/15/2058	110,000	114,568
BMO Mortgage Trust Series 2026-C14 Class A5, 5.3172% 2/15/2059	170,000	178,558
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A4, 4.009% 3/10/2051	250,000	249,369
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	65,000	65,412
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A4, 2.7628% 9/15/2052	75,000	71,987
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A5, 3.0161% 9/15/2052	75,000	72,046
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	64,935	64,557
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	70,000	69,475
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K080 Class A2, 3.926% 7/25/2028	60,000	60,327
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1510 Class A2, 3.718% 1/25/2031	41,000	40,802
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K094 Class A2, 2.903% 6/25/2029	110,000	107,439
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K104 Class A2, 2.253% 1/25/2030	200,000	189,871
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K116 Class A2, 1.378% 7/25/2030	260,000	235,597
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K117 Class A2, 1.406% 8/25/2030	200,000	181,144
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	200,000	181,530
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K121 Class A2, 1.547% 10/25/2030	40,000	36,245
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K123 Class A2, 1.621% 12/25/2030	130,000	117,979
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K125 Class A2, 1.846% 1/25/2031	50,000	45,802
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K128 Class A2, 2.02% 3/25/2031	50,000	46,081
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K130 Class A2, 1.723% 6/25/2031	100,000	90,358
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K136 Class A2, 2.127% 11/25/2031	100,000	91,148
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	600,000	548,466
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K145 Class A2, 2.58% 5/25/2032	600,000	555,599
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-156 Class A2, 4.43% 2/25/2033	150,000	153,627
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-163 Class A2, 5% 3/25/2034 (c)	210,000	222,533
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-165 Class A2, 4.489% 9/25/2034	210,000	215,098
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-175 Class A2, 4.42% 10/25/2035	130,000	131,752
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (c)	150,000	153,266
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	100,000	102,357
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (c)	110,000	112,402
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K550 Class A2, 4.163% 10/25/2030 (c)	30,000	30,444
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	240,000	245,846
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-177 Class A2, 4.3% 1/25/2036 (c)	60,000	60,197
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class A2, 4.07% 12/25/2030	170,000	171,856
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K764 Class A2, 4.12% 12/25/2032	150,000	151,044
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	100,000	95,581
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/2047	6,619	6,521
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	116,000	102,085
Morgan Stanley Cap I Tr 2020-L4 Series 2020-L4 Class A3, 2.698% 2/15/2053	30,000	28,320
Morgan Stanley Capital I Trust Series 2021-L6 Class A4, 2.444% 6/15/2054 (c)	50,000	45,577
Msbam Series 2025-5C2 Class A3, 5.107% 11/15/2058	86,000	89,144
MSWF Commercial Mortgage Trust Series 2023-2 Class A5, 6.014% 12/15/2056	30,000	32,770
UBS Commercial Mortgage Trust Series 2019-C16 Class A4, 3.6048% 4/15/2052	100,000	97,955
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	75,000	71,746
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	100,000	96,476
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class A5, 2.725% 2/15/2053	27,000	25,601
TOTAL UNITED STATES		9,287,205
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $9,416,005)		9,287,205

Foreign Government and Government Agency Obligations - 2.3%
	Principal Amount (a)	Value ($)
CANADA - 0.3%
Export Development Canada 4.125% 2/13/2029	210,000	214,017
Province of Alberta 1.3% 7/22/2030	306,000	277,070
Province of British Columbia 4.2% 7/6/2033	50,000	50,502
Province of British Columbia 4.8% 11/15/2028	150,000	154,982
Province of British Columbia 4.8% 6/11/2035	230,000	239,882
Province of Manitoba 4.9% 5/31/2034	50,000	52,715
Province of Ontario 1.125% 10/7/2030	224,000	200,166
Province of Ontario 2.125% 1/21/2032	100,000	90,906
Province of Ontario 4.45% 11/20/2035	40,000	40,705
Province of Ontario 4.7% 1/15/2030	300,000	311,424
Province of Ontario 5.05% 4/24/2034	80,000	85,466
Province of Quebec 3.625% 4/13/2028	150,000	150,303
Province of Quebec 4.25% 9/5/2034	10,000	10,060
Province of Quebec 4.5% 9/8/2033	100,000	102,926
Province of Quebec 4.625% 8/28/2035	130,000	133,856
TOTAL CANADA		2,114,980
CHILE - 0.1%
Chilean Republic 2.55% 7/27/2033	400,000	351,400
Chilean Republic 3.24% 2/6/2028	230,000	226,550
Chilean Republic 4.95% 1/5/2036	200,000	204,800
Chilean Republic 5.65% 1/13/2037	200,000	214,472
TOTAL CHILE		997,222
HUNGARY - 0.0%
Hungary Government 7.625% 3/29/2041	30,000	35,672
INDONESIA - 0.2%
Indonesia Government 1.85% 3/12/2031	650,000	579,150
Indonesia Government 2.85% 2/14/2030	400,000	379,700
Indonesia Government 3.35% 3/12/2071	50,000	31,653
Indonesia Government 4.35% 2/21/2031	200,000	200,000
Indonesia Government 4.9% 4/16/2036	250,000	247,833
Indonesia Government 5.25% 1/15/2030	200,000	207,600
TOTAL INDONESIA		1,645,936
ISRAEL - 0.4%
Israel Government 3.25% 1/17/2028	370,000	364,172
Israel Government 3.375% 1/15/2050	100,000	68,708
Israel Government 4.5% 1/13/2031	300,000	300,655
Israel Government 5.375% 2/19/2030	1,120,000	1,159,257
Israel Government 5.375% 3/12/2029	300,000	309,093
TOTAL ISRAEL		2,201,885
ITALY - 0.2%
Italian Republic 2.875% 10/17/2029	1,585,000	1,536,296
KOREA (SOUTH) - 0.1%
Korean Republic 2.75% 1/19/2027	200,000	198,608
Korean Republic 3.625% 10/29/2030	200,000	200,175
TOTAL KOREA (SOUTH)		398,783
MEXICO - 0.4%
United Mexican States 3.5% 2/12/2034	317,000	277,534
United Mexican States 3.771% 5/24/2061	250,000	156,500
United Mexican States 4.5% 1/31/2050	700,000	543,130
United Mexican States 4.6% 2/10/2048	50,000	39,289
United Mexican States 4.75% 3/22/2031	200,000	199,500
United Mexican States 4.75% 3/8/2044	100,000	83,480
United Mexican States 5.55% 1/21/2045	45,000	42,143
United Mexican States 5.85% 7/2/2032	404,000	420,160
United Mexican States 6.125% 2/9/2038	300,000	303,975
United Mexican States 6.625% 1/29/2038	200,000	211,400
United Mexican States 7.5% 4/8/2033	55,000	63,573
TOTAL MEXICO		2,340,684
PANAMA - 0.1%
Panamanian Republic 2.252% 9/29/2032	300,000	252,450
Panamanian Republic 3.16% 1/23/2030	400,000	380,000
Panamanian Republic 6.4% 2/14/2035	80,000	85,660
Panamanian Republic 7.875% 3/1/2057	200,000	241,200
TOTAL PANAMA		959,310
PERU - 0.1%
Peruvian Republic 1.862% 12/1/2032	185,000	155,724
Peruvian Republic 2.78% 12/1/2060	195,000	110,175
Peruvian Republic 3.3% 3/11/2041	70,000	55,022
Peruvian Republic 3.55% 3/10/2051	55,000	39,696
Peruvian Republic 5.375% 2/8/2035	40,000	41,300
Peruvian Republic 5.5% 3/30/2036	120,000	124,050
Peruvian Republic 6.2% 6/30/2055	60,000	63,165
TOTAL PERU		589,132
PHILIPPINES - 0.2%
Philippine Republic 1.648% 6/10/2031	205,000	180,631
Philippine Republic 2.65% 12/10/2045	200,000	133,750
Philippine Republic 2.95% 5/5/2045	220,000	156,640
Philippine Republic 4.75% 3/5/2035	300,000	299,625
Philippine Republic 5% 1/27/2036	200,000	203,120
Philippine Republic 5.17% 10/13/2027	300,000	306,000
Philippine Republic 6.375% 10/23/2034	100,000	111,912
TOTAL PHILIPPINES		1,391,678
POLAND - 0.1%
Republic of Poland 4.625% 3/18/2029	50,000	51,329
Republic of Poland 4.875% 10/4/2033	160,000	164,043
Republic of Poland 4.875% 2/12/2030	100,000	103,800
Republic of Poland 5.125% 9/18/2034	50,000	51,950
Republic of Poland 5.375% 2/12/2035	100,000	104,715
Republic of Poland 5.5% 3/18/2054	110,000	107,650
Republic of Poland 5.5% 4/4/2053	40,000	39,101
TOTAL POLAND		622,588
URUGUAY - 0.1%
Uruguay Republic 4.125% 11/20/2045	20,000	17,742
Uruguay Republic 4.375% 1/23/2031	278,116	282,774
Uruguay Republic 4.375% 10/27/2027	10,000	10,070
Uruguay Republic 4.975% 4/20/2055	63,000	58,401
Uruguay Republic 5.442% 2/14/2037	320,000	336,320
TOTAL URUGUAY		705,307
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $15,900,908)		15,539,473

Non-Convertible Corporate Bonds - 26.9%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.2%
Banks - 0.2%
National Australia Bank Ltd/New York 3.85% 12/13/2028	250,000	250,950
National Australia Bank Ltd/New York 5.087% 6/11/2027	260,000	264,477
Westpac Banking Corp 1.953% 11/20/2028	50,000	47,735
Westpac Banking Corp 2.668% 11/15/2035 (c)	80,000	73,528
Westpac Banking Corp 3.133% 11/18/2041	50,000	38,778
Westpac Banking Corp 3.35% 3/8/2027	115,000	114,652
Westpac Banking Corp 4.11% 7/24/2034 (c)	200,000	198,281
Westpac Banking Corp 4.354% 7/1/2030	50,000	50,902
Westpac Banking Corp 5.535% 11/17/2028	80,000	83,691
Westpac Banking Corp 5.618% 11/20/2035 (c)	20,000	20,935
TOTAL FINANCIALS		1,143,929
Materials - 0.0%
Metals & Mining - 0.0%
Rio Tinto Finance USA Ltd 5.2% 11/2/2040	50,000	50,778
Rio Tinto Finance USA PLC 4.125% 8/21/2042	70,000	61,284
Rio Tinto Finance USA PLC 4.875% 3/14/2030	100,000	103,280
Rio Tinto Finance USA PLC 5.25% 3/14/2035	40,000	41,740
Rio Tinto Finance USA PLC 5.75% 3/14/2055	140,000	145,302
TOTAL MATERIALS		402,384
TOTAL AUSTRALIA		1,546,313
BRAZIL - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Suzano Austria GmbH 3.125% 1/15/2032	50,000	45,148
CANADA - 0.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Bell Canada 2.15% 2/15/2032	45,000	39,640
Bell Canada 3.65% 8/15/2052	50,000	36,302
Bell Canada 5.1% 5/11/2033	50,000	51,435
Bell Canada 5.55% 2/15/2054	30,000	29,444
TELUS Corp 3.4% 5/13/2032	50,000	46,750
		203,571
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 3.8% 3/15/2032	50,000	47,859
Rogers Communications Inc 4.55% 3/15/2052	130,000	106,152
Rogers Communications Inc 7.5% 8/15/2038	60,000	70,445
		224,456
TOTAL COMMUNICATION SERVICES		428,027
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Enbridge Inc 3.4% 8/1/2051	80,000	55,753
Enbridge Inc 4.5% 2/15/2031	60,000	60,602
Enbridge Inc 4.6% 6/20/2028	100,000	101,344
Enbridge Inc 5.625% 4/5/2034	90,000	95,269
Enbridge Inc 5.95% 4/5/2054	55,000	56,715
Enbridge Inc 6.7% 11/15/2053	20,000	22,490
Enbridge Inc 7.375% 3/15/2055 (c)	50,000	53,340
Enbridge Inc 8.5% 1/15/2084 (c)	20,000	23,082
TransCanada PipeLines Ltd 4.1% 4/15/2030	350,000	349,425
TransCanada PipeLines Ltd 4.625% 3/1/2034	100,000	99,432
TransCanada PipeLines Ltd 5% 10/16/2043	50,000	47,995
TransCanada PipeLines Ltd 7.625% 1/15/2039	50,000	60,613
TOTAL ENERGY		1,026,060
Financials - 0.5%
Banks - 0.5%
Bank of Montreal 3.088% 1/10/2037 (c)	50,000	45,636
Bank of Montreal 4.35% 9/22/2031 (c)	40,000	40,258
Bank of Montreal 4.439% 1/14/2032 (c)	30,000	30,194
Bank of Montreal 5.3% 6/5/2026	270,000	270,916
Bank of Montreal 5.717% 9/25/2028	130,000	135,613
Bank of Nova Scotia/The 1.95% 2/2/2027	50,000	49,176
Bank of Nova Scotia/The 2.45% 2/2/2032	120,000	108,706
Bank of Nova Scotia/The 2.7% 8/3/2026	65,000	64,676
Bank of Nova Scotia/The 4.247% 2/2/2030 (c)	100,000	100,493
Bank of Nova Scotia/The 4.338% 9/15/2031 (c)	20,000	20,071
Bank of Nova Scotia/The 4.588% 5/4/2037 (c)	30,000	29,520
Bank of Nova Scotia/The 4.813% 2/2/2034 (c)	30,000	30,346
Bank of Nova Scotia/The 4.85% 2/1/2030	30,000	30,882
Bank of Nova Scotia/The 4.932% 2/14/2029 (c)	100,000	101,818
Bank of Nova Scotia/The 5.25% 6/12/2028	60,000	61,827
Canadian Imperial Bank of Commerce 3.6% 4/7/2032	20,000	19,274
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (c)	200,000	203,612
Canadian Imperial Bank of Commerce 5.001% 4/28/2028	90,000	92,065
Canadian Imperial Bank of Commerce 6.092% 10/3/2033	44,000	48,291
Royal Bank of Canada 2.3% 11/3/2031	145,000	132,363
Royal Bank of Canada 3.625% 5/4/2027	60,000	59,937
Royal Bank of Canada 3.875% 5/4/2032	30,000	29,520
Royal Bank of Canada 3.995% 11/3/2028 (c)	120,000	120,172
Royal Bank of Canada 4.305% 11/3/2031 (c)	60,000	60,387
Royal Bank of Canada 4.522% 10/18/2028 (c)	30,000	30,303
Royal Bank of Canada 4.65% 10/18/2030 (c)	60,000	61,208
Royal Bank of Canada 4.715% 3/27/2028 (c)	110,000	110,981
Royal Bank of Canada 4.9% 1/12/2028	220,000	224,652
Royal Bank of Canada 4.97% 5/2/2031 (c)	120,000	123,934
Royal Bank of Canada 5.15% 2/1/2034	40,000	42,117
Toronto Dominion Bank 3.2% 3/10/2032	95,000	89,611
Toronto Dominion Bank 3.625% 9/15/2031 (c)	75,000	74,720
Toronto Dominion Bank 4.411% 1/13/2031	50,000	50,614
Toronto Dominion Bank 4.456% 6/8/2032	120,000	121,120
Toronto Dominion Bank 4.928% 10/15/2035	30,000	30,246
Toronto Dominion Bank 4.98% 4/5/2027	100,000	101,247
Toronto Dominion Bank 5.146% 9/10/2034 (c)	20,000	20,397
Toronto Dominion Bank 5.156% 1/10/2028	30,000	30,697
Toronto Dominion Bank 5.264% 12/11/2026	100,000	101,109
Toronto Dominion Bank 5.523% 7/17/2028	120,000	124,338
		3,223,047
Insurance - 0.0%
Fairfax Financial Holdings Ltd 5.75% 5/20/2035	70,000	73,006
Fairfax Financial Holdings Ltd 6% 12/7/2033	50,000	53,446
Fairfax Financial Holdings Ltd 6.1% 3/15/2055	10,000	10,014
Fairfax Financial Holdings Ltd 6.35% 3/22/2054	40,000	41,471
Manulife Financial Corp 4.986% 12/11/2035	30,000	30,102
Manulife Financial Corp 5.375% 3/4/2046	30,000	29,864
		237,903
TOTAL FINANCIALS		3,460,950
Industrials - 0.1%
Ground Transportation - 0.1%
Canadian National Railway Co 2.45% 5/1/2050	40,000	24,350
Canadian National Railway Co 2.75% 3/1/2026	141,000	140,962
Canadian National Railway Co 4.2% 3/12/2031	200,000	201,285
Canadian National Railway Co 6.125% 11/1/2053	40,000	43,336
Canadian Pacific Railway Co 1.75% 12/2/2026	130,000	127,998
Canadian Pacific Railway Co 2.45% 12/2/2031	130,000	118,342
Canadian Pacific Railway Co 3.1% 12/2/2051	80,000	54,622
Canadian Pacific Railway Co 3.5% 5/1/2050	50,000	36,963
Canadian Pacific Railway Co 4.8% 8/1/2045	60,000	56,540
		804,398
Professional Services - 0.0%
TR Finance LLC 3.35% 5/15/2026	90,000	89,843
TR Finance LLC 5.5% 8/15/2035	20,000	20,843
		110,686
TOTAL INDUSTRIALS		915,084
Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 3.95% 5/13/2050	100,000	77,789
Nutrien Ltd 4.2% 4/1/2029	6,000	6,022
Nutrien Ltd 5% 4/1/2049	11,000	10,071
Nutrien Ltd 5.4% 6/21/2034	50,000	52,220
TOTAL MATERIALS		146,102
TOTAL CANADA		5,976,223
CHINA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd 2.125% 2/9/2031	200,000	183,582
Alibaba Group Holding Ltd 3.4% 12/6/2027	285,000	283,000
Alibaba Group Holding Ltd 4% 12/6/2037	220,000	204,667

TOTAL CHINA		671,249
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 5.5% 2/6/2044	60,000	60,553
GERMANY - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Deutsche Telekom International Finance BV 9.25% 6/1/2032	50,000	63,010
Financials - 0.4%
Capital Markets - 0.1%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	150,000	148,177
Deutsche Bank AG/New York NY 4.725% 2/6/2032 (c)	150,000	151,282
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (c)	150,000	153,249
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (c)	150,000	153,299
Deutsche Bank AG/New York NY 5.403% 9/11/2035 (c)	150,000	153,800
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (c)	150,000	159,751
		919,558
Financial Services - 0.3%
KfW 0% 4/18/2036 (f)	125,000	83,183
KfW 3.75% 2/15/2028	510,000	513,207
KfW 3.875% 5/15/2028	500,000	504,831
KfW 4.125% 7/15/2033	50,000	51,012
KfW 4.75% 10/29/2030	130,000	136,810
Landwirtschaftliche Rentenbank 2.5% 11/15/2027	230,000	226,410
Landwirtschaftliche Rentenbank 3.625% 10/8/2030	90,000	90,357
		1,605,810
TOTAL FINANCIALS		2,525,368
TOTAL GERMANY		2,588,378
IRELAND - 0.2%
Financials - 0.2%
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	400,000	396,129
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	150,000	145,923
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	150,000	136,912
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 1/23/2028	150,000	149,692
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.125% 2/28/2029	150,000	150,078
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030	150,000	150,396
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029	300,000	308,030
TOTAL FINANCIALS		1,437,160
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 5.2% 1/15/2030	200,000	207,087
TOTAL IRELAND		1,644,247
JAPAN - 0.7%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Toyota Motor Corp 4.45% 6/30/2030	120,000	122,158
Toyota Motor Corp 5.053% 6/30/2035	20,000	20,818
Toyota Motor Corp 5.123% 7/13/2033	50,000	52,415
TOTAL CONSUMER DISCRETIONARY		195,391
Financials - 0.7%
Banks - 0.6%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (c)	200,000	198,157
Mitsubishi UFJ Financial Group Inc 2.048% 7/17/2030	210,000	192,924
Mitsubishi UFJ Financial Group Inc 2.341% 1/19/2028 (c)	230,000	226,848
Mitsubishi UFJ Financial Group Inc 3.741% 3/7/2029	180,000	179,496
Mitsubishi UFJ Financial Group Inc 4.286% 7/26/2038	213,000	204,425
Mitsubishi UFJ Financial Group Inc 4.505% 1/14/2032 (c)	200,000	201,930
Mitsubishi UFJ Financial Group Inc 4.527% 9/12/2031 (c)	200,000	202,402
Mitsubishi UFJ Financial Group Inc 5.197% 1/16/2031 (c)	200,000	206,933
Mizuho Financial Group Inc 1.554% 7/9/2027 (c)	300,000	297,530
Mizuho Financial Group Inc 5.098% 5/13/2031 (c)	200,000	207,207
Mizuho Financial Group Inc 5.778% 7/6/2029 (c)	420,000	436,797
Sumitomo Mitsui Financial Group Inc 2.174% 1/14/2027	270,000	266,228
Sumitomo Mitsui Financial Group Inc 5.046% 1/15/2037 (c)	250,000	253,026
Sumitomo Mitsui Financial Group Inc 5.24% 4/15/2030	200,000	208,735
Sumitomo Mitsui Financial Group Inc 5.316% 7/9/2029	210,000	218,439
Sumitomo Mitsui Financial Group Inc 5.52% 1/13/2028	250,000	257,738
Sumitomo Mitsui Financial Group Inc 6.184% 7/13/2043	110,000	121,846
		3,880,661
Capital Markets - 0.1%
Nomura Holdings Inc 1.653% 7/14/2026	215,000	213,212
Nomura Holdings Inc 5.386% 7/6/2027	200,000	203,459
Nomura Holdings Inc 6.07% 7/12/2028	200,000	208,984
		625,655
TOTAL FINANCIALS		4,506,316
TOTAL JAPAN		4,701,707
KOREA (SOUTH) - 0.1%
Financials - 0.1%
Banks - 0.1%
Korea Development Bank/The 4.125% 10/16/2027	300,000	302,248
Korea Development Bank/The 4.875% 2/3/2030	200,000	208,531

TOTAL KOREA (SOUTH)		510,779
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 4.25% 7/16/2029	70,000	70,400
ArcelorMittal SA 6% 6/17/2034	10,000	10,860
ArcelorMittal SA 6.35% 6/17/2054	40,000	42,970
ArcelorMittal SA 6.55% 11/29/2027	50,000	51,993

TOTAL LUXEMBOURG		176,223
MEXICO - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 3.625% 4/22/2029	380,000	374,439
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 5.25% 11/8/2042	130,000	127,192
Southern Copper Corp 5.875% 4/23/2045	10,000	10,434
TOTAL MATERIALS		137,626
TOTAL MEXICO		512,065
MULTI-NATIONAL - 0.9%
Financials - 0.9%
Banks - 0.7%
African Development Bank 4.125% 1/22/2036	260,000	262,099
Asian Development Bank 2.5% 11/2/2027	726,000	715,002
Asian Development Bank 4.25% 1/14/2036	160,000	163,273
Asian Development Bank 4.375% 3/6/2029	630,000	646,908
Corp Andina de Fomento 4.125% 1/7/2028	28,000	28,192
Corp Andina de Fomento 5% 1/22/2030	100,000	104,201
European Investment Bank 1.25% 2/14/2031	83,000	74,388
European Investment Bank 1.75% 3/15/2029	560,000	533,165
European Investment Bank 3.625% 7/15/2030	960,000	964,463
European Investment Bank 3.75% 3/13/2031	150,000	151,170
Inter-American Development Bank 1.125% 1/13/2031	170,000	151,642
Inter-American Development Bank 2.25% 6/18/2029	30,000	28,878
Inter-American Development Bank 3.125% 9/18/2028	430,000	426,926
Inter-American Development Bank 3.2% 8/7/2042	123,000	102,993
Inter-American Development Bank 4.125% 1/23/2036	200,000	201,614
		4,554,914
Financial Services - 0.2%
International Bank for Reconstruction & Development 0.75% 8/26/2030	70,000	62,004
International Bank for Reconstruction & Development 0.875% 5/14/2030	67,000	60,129
International Bank for Reconstruction & Development 1.25% 2/10/2031	100,000	89,633
International Bank for Reconstruction & Development 2.5% 11/22/2027	200,000	196,828
International Bank for Reconstruction & Development 3.625% 9/21/2029	570,000	572,777
International Bank for Reconstruction & Development 4% 1/10/2031	70,000	71,382
International Bank for Reconstruction & Development 4% 7/25/2030	350,000	356,825
International Bank for Reconstruction & Development 4.75% 11/14/2033	260,000	275,864
International Bank for Reconstruction & Development 4.75% 2/15/2035	90,000	95,227
International Finance Corp 0.75% 8/27/2030	40,000	35,401
		1,816,070
TOTAL MULTI-NATIONAL		6,370,984
NETHERLANDS - 0.3%
Financials - 0.3%
Banks - 0.3%
Cooperatieve Rabobank UA 5.25% 5/24/2041	54,000	54,673
Cooperatieve Rabobank UA/NY 3.743% 1/14/2028	250,000	250,383
Cooperatieve Rabobank UA/NY 4.16% 1/14/2031	500,000	503,645
ING Groep NV 3.95% 3/29/2027	260,000	260,242
ING Groep NV 4.017% 3/28/2028 (c)	350,000	350,255
ING Groep NV 5.066% 3/25/2031 (c)	200,000	206,194
TOTAL FINANCIALS		1,625,392
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	100,000	90,337
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 6/18/2029	125,000	125,738
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	60,000	61,290
TOTAL INFORMATION TECHNOLOGY		277,365
TOTAL NETHERLANDS		1,902,757
SPAIN - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 4.103% 3/8/2027	150,000	150,132
Telefonica Emisiones SA 7.045% 6/20/2036	256,000	289,714
TOTAL COMMUNICATION SERVICES		439,846
Financials - 0.2%
Banks - 0.2%
Banco Bilbao Vizcaya Argentaria SA 4.6% 3/3/2029	400,000	400,087
Banco Santander SA 1.722% 9/14/2027 (c)	200,000	197,607
Banco Santander SA 5.538% 3/14/2030 (c)	200,000	207,796
Banco Santander SA 5.565% 1/17/2030	200,000	209,664
Banco Santander SA 6.921% 8/8/2033	200,000	222,428
TOTAL FINANCIALS		1,237,582
TOTAL SPAIN		1,677,428
SWEDEN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Svensk Exportkredit AB 4.875% 10/4/2030	200,000	209,940
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS AG/Stamford CT 1.25% 8/7/2026	310,000	306,547
Financial Services - 0.0%
UBS Americas Inc 7.125% 7/15/2032	170,000	196,124
TOTAL FINANCIALS		502,671
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Tyco Electronics Group SA 2.5% 2/4/2032	50,000	45,517
Tyco Electronics Group SA 4.875% 2/9/2036	50,000	50,791
TOTAL INFORMATION TECHNOLOGY		96,308
TOTAL SWITZERLAND		598,979
UNITED KINGDOM - 1.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
British Telecommunications PLC 9.625% 12/15/2030 (e)	55,000	67,289
Media - 0.0%
RELX Capital Inc 3% 5/22/2030	10,000	9,541
RELX Capital Inc 4.75% 5/20/2032	50,000	50,933
RELX Capital Inc 5.25% 3/27/2035	20,000	20,594
		81,068
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 4.375% 5/30/2028	25,000	25,402
Vodafone Group PLC 5% 5/30/2038	93,000	93,402
Vodafone Group PLC 5.125% 6/19/2059	110,000	99,593
Vodafone Group PLC 5.25% 5/30/2048	20,000	18,896
Vodafone Group PLC 5.625% 2/10/2053	30,000	29,175
Vodafone Group PLC 5.75% 6/28/2054	40,000	39,457
Vodafone Group PLC 6.15% 2/27/2037	18,000	19,847
		325,772
TOTAL COMMUNICATION SERVICES		474,129
Consumer Staples - 0.0%
Food Products - 0.0%
Mead Johnson Nutrition Co 4.6% 6/1/2044	20,000	18,188
Unilever Capital Corp 1.75% 8/12/2031	135,000	120,275
Unilever Capital Corp 5.9% 11/15/2032	80,000	88,373
TOTAL CONSUMER STAPLES		226,836
Financials - 1.2%
Banks - 1.2%
Barclays PLC 2.279% 11/24/2027 (c)	510,000	503,157
Barclays PLC 2.894% 11/24/2032 (c)	260,000	238,306
Barclays PLC 3.33% 11/24/2042 (c)	200,000	155,440
Barclays PLC 4.836% 5/9/2028	215,000	216,623
Barclays PLC 5.69% 3/12/2030 (c)	200,000	208,500
Barclays PLC 5.785% 2/25/2036 (c)	220,000	230,485
Barclays PLC 5.829% 5/9/2027 (c)	400,000	401,288
HSBC Holdings PLC 2.804% 5/24/2032 (c)	340,000	314,035
HSBC Holdings PLC 4.041% 3/13/2028 (c)	211,000	211,107
HSBC Holdings PLC 4.619% 11/6/2031 (c)	260,000	262,979
HSBC Holdings PLC 4.755% 6/9/2028 (c)	630,000	635,261
HSBC Holdings PLC 4.899% 3/3/2029 (c)	340,000	345,548
HSBC Holdings PLC 5.13% 3/3/2031 (c)	200,000	206,365
HSBC Holdings PLC 5.546% 3/4/2030 (c)	210,000	218,430
HSBC Holdings PLC 5.597% 5/17/2028 (c)	200,000	203,658
HSBC Holdings PLC 6.1% 1/14/2042	70,000	76,478
HSBC Holdings PLC 6.161% 3/9/2029 (c)	200,000	207,951
HSBC Holdings PLC 6.5% 5/2/2036	120,000	130,481
HSBC Holdings PLC 6.5% 9/15/2037	100,000	109,452
HSBC Holdings PLC 6.8% 6/1/2038	100,000	112,426
HSBC Holdings PLC 7.625% 5/17/2032	110,000	124,975
Lloyds Banking Group PLC 4.241% 2/10/2030 (c)	220,000	221,018
Lloyds Banking Group PLC 4.65% 3/24/2026	221,000	221,080
Lloyds Banking Group PLC 4.818% 6/13/2029 (c)	200,000	203,385
Lloyds Banking Group PLC 5.087% 11/26/2028 (c)	200,000	203,695
Lloyds Banking Group PLC 5.721% 6/5/2030 (c)	200,000	210,004
Lloyds Banking Group PLC 5.871% 3/6/2029 (c)	200,000	207,304
Lloyds Banking Group PLC 7.953% 11/15/2033 (c)	200,000	234,711
NatWest Group PLC 5.583% 3/1/2028 (c)	300,000	304,763
NatWest Group PLC 5.808% 9/13/2029 (c)	210,000	218,796
NatWest Group PLC 5.847% 3/2/2027 (c)	400,000	400,001
Santander UK Group Holdings PLC 2.469% 1/11/2028 (c)	220,000	217,062
Santander UK Group Holdings PLC 4.32% 9/22/2029 (c)	200,000	200,694
TOTAL FINANCIALS		7,955,458
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca Finance LLC 2.25% 5/28/2031	90,000	82,497
Astrazeneca Finance LLC 4.875% 3/3/2033	150,000	156,074
Astrazeneca Finance LLC 5% 2/26/2034	150,000	156,142
Astrazeneca PLC 4.375% 8/17/2048	66,000	58,484
Astrazeneca PLC 6.45% 9/15/2037	40,000	45,881
TOTAL HEALTH CARE		499,078
Utilities - 0.0%
Multi-Utilities - 0.0%
National Grid PLC 5.418% 1/11/2034	20,000	20,902
National Grid PLC 5.602% 6/12/2028	50,000	51,739
TOTAL UTILITIES		72,641
TOTAL UNITED KINGDOM		9,228,142
UNITED STATES - 21.3%
Communication Services - 2.1%
Diversified Telecommunication Services - 1.2%
AT&T Inc 1.65% 2/1/2028	650,000	623,322
AT&T Inc 2.75% 6/1/2031	160,000	149,082
AT&T Inc 3.5% 6/1/2041	50,000	40,126
AT&T Inc 3.5% 9/15/2053	321,000	218,976
AT&T Inc 3.55% 9/15/2055	334,000	226,125
AT&T Inc 3.65% 9/15/2059	125,000	84,136
AT&T Inc 3.85% 6/1/2060	165,000	115,226
AT&T Inc 4.3% 2/15/2030	240,000	242,278
AT&T Inc 4.4% 4/30/2031	40,000	40,369
AT&T Inc 4.55% 11/1/2032	100,000	100,650
AT&T Inc 4.65% 6/1/2044	20,000	17,663
AT&T Inc 4.85% 7/15/2045	320,000	288,603
AT&T Inc 4.9% 11/1/2035	360,000	360,707
AT&T Inc 5.15% 3/15/2042	60,000	57,698
AT&T Inc 5.85% 4/30/2046	100,000	100,937
AT&T Inc 6% 4/30/2056	40,000	40,345
AT&T Inc 6.05% 8/15/2056	30,000	30,536
Comcast Corp 1.5% 2/15/2031	300,000	264,906
Comcast Corp 1.95% 1/15/2031	180,000	162,734
Comcast Corp 2.35% 1/15/2027	85,000	83,930
Comcast Corp 2.45% 8/15/2052	100,000	54,616
Comcast Corp 2.65% 2/1/2030	1,050,000	999,464
Comcast Corp 2.65% 8/15/2062	20,000	10,380
Comcast Corp 2.937% 11/1/2056	190,000	110,803
Comcast Corp 2.987% 11/1/2063	95,000	52,938
Comcast Corp 3.25% 11/1/2039	40,000	31,932
Comcast Corp 3.4% 4/1/2030	30,000	29,345
Comcast Corp 3.4% 7/15/2046	150,000	107,042
Comcast Corp 3.45% 2/1/2050	100,000	68,799
Comcast Corp 3.75% 4/1/2040	10,000	8,435
Comcast Corp 4.65% 7/15/2042	50,000	44,882
Comcast Corp 4.95% 10/15/2058	50,000	42,795
Comcast Corp 5.168% 1/15/2037 (d)	194,000	195,332
Comcast Corp 5.3% 5/15/2035	100,000	104,633
Comcast Corp 5.35% 5/15/2053	80,000	73,688
Comcast Corp 5.5% 5/15/2064	50,000	46,056
Comcast Corp 6.05% 5/15/2055	120,000	122,875
Verizon Communications Inc 1.5% 9/18/2030	400,000	357,599
Verizon Communications Inc 2.355% 3/15/2032	201,000	179,491
Verizon Communications Inc 2.65% 11/20/2040	70,000	51,007
Verizon Communications Inc 2.85% 9/3/2041	170,000	124,579
Verizon Communications Inc 2.987% 10/30/2056	123,000	74,972
Verizon Communications Inc 3% 11/20/2060	100,000	59,669
Verizon Communications Inc 3.55% 3/22/2051	140,000	101,453
Verizon Communications Inc 3.7% 3/22/2061	50,000	34,590
Verizon Communications Inc 3.875% 2/8/2029	120,000	120,146
Verizon Communications Inc 4% 3/22/2050	38,000	29,929
Verizon Communications Inc 4.75% 11/1/2041	189,000	176,635
Verizon Communications Inc 4.862% 8/21/2046	60,000	54,051
Verizon Communications Inc 5.401% 7/2/2037	366,000	376,673
Verizon Communications Inc 5.875% 11/30/2045	220,000	222,392
Verizon Communications Inc 5.875% 11/30/2055	90,000	90,603
		7,406,153
Entertainment - 0.1%
Netflix Inc 4.875% 4/15/2028	130,000	132,981
Netflix Inc 4.9% 8/15/2034	80,000	82,515
Netflix Inc 5.4% 8/15/2054	10,000	9,960
Walt Disney Co/The 2% 9/1/2029	50,000	47,164
Walt Disney Co/The 2.65% 1/13/2031	60,000	56,825
Walt Disney Co/The 3.6% 1/13/2051	130,000	97,677
Walt Disney Co/The 3.8% 3/22/2030	80,000	79,959
Walt Disney Co/The 4.7% 3/23/2050	20,000	18,048
Walt Disney Co/The 6.15% 3/1/2037	120,000	134,940
Walt Disney Co/The 6.2% 12/15/2034	225,000	254,357
Walt Disney Co/The 6.4% 12/15/2035	40,000	45,546
Walt Disney Co/The 6.65% 11/15/2037	20,000	23,103
		983,075
Interactive Media & Services - 0.3%
Alphabet Inc 1.1% 8/15/2030	60,000	53,470
Alphabet Inc 1.9% 8/15/2040	60,000	41,446
Alphabet Inc 2.05% 8/15/2050	95,000	52,411
Alphabet Inc 3.7% 2/15/2029	80,000	80,077
Alphabet Inc 3.875% 11/15/2028	280,000	282,040
Alphabet Inc 4% 5/15/2030	30,000	30,207
Alphabet Inc 4.1% 11/15/2030	150,000	151,361
Alphabet Inc 4.1% 2/15/2031	90,000	90,592
Alphabet Inc 4.5% 5/15/2035	30,000	30,197
Alphabet Inc 4.7% 11/15/2035	20,000	20,251
Alphabet Inc 4.8% 2/15/2036	420,000	426,900
Alphabet Inc 5.25% 5/15/2055	40,000	38,930
Alphabet Inc 5.45% 11/15/2055	290,000	288,256
Alphabet Inc 5.65% 2/15/2056	140,000	143,256
		1,729,394
Media - 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	240,000	218,164
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041	150,000	108,059
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	10,000	6,454
Charter Communications Operating LLC / Charter Communications Operating Capital 3.9% 6/1/2052	220,000	144,767
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	285,000	271,417
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	175,000	139,653
Charter Communications Operating LLC / Charter Communications Operating Capital 5.85% 12/1/2035	150,000	150,959
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	110,000	116,988
Charter Communications Operating LLC / Charter Communications Operating Capital 6.65% 2/1/2034	50,000	53,103
Charter Communications Operating LLC / Charter Communications Operating Capital 6.7% 12/1/2055	80,000	78,027
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055	30,000	29,433
Fox Corp 4.709% 1/25/2029	330,000	335,020
Fox Corp 5.476% 1/25/2039	20,000	19,889
Paramount Global 4.2% 5/19/2032	60,000	52,834
Paramount Global 4.95% 1/15/2031	100,000	93,321
Paramount Global 4.95% 5/19/2050	100,000	63,196
Paramount Global 7.875% 7/30/2030	20,000	21,070
Time Warner Cable LLC 5.875% 11/15/2040	30,000	28,140
Time Warner Cable LLC 6.55% 5/1/2037	50,000	51,471
Time Warner Cable LLC 7.3% 7/1/2038	95,000	102,809
TWDC Enterprises 18 Corp 3.7% 12/1/2042	50,000	41,113
TWDC Enterprises 18 Corp 4.125% 12/1/2041	55,000	48,657
TWDC Enterprises 18 Corp 4.125% 6/1/2044	80,000	68,234
		2,242,778
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.7% 3/15/2032	50,000	45,551
T-Mobile USA Inc 3% 2/15/2041	70,000	53,257
T-Mobile USA Inc 3.5% 4/15/2031	90,000	86,946
T-Mobile USA Inc 3.6% 11/15/2060	175,000	117,761
T-Mobile USA Inc 3.875% 4/15/2030	550,000	545,772
T-Mobile USA Inc 4.5% 4/15/2050	62,000	52,022
T-Mobile USA Inc 4.625% 1/15/2033	10,000	10,072
T-Mobile USA Inc 4.7% 1/15/2035	10,000	9,946
T-Mobile USA Inc 4.95% 11/15/2035	50,000	50,460
T-Mobile USA Inc 5% 2/15/2036	100,000	100,642
T-Mobile USA Inc 5.05% 7/15/2033	100,000	103,153
T-Mobile USA Inc 5.2% 1/15/2033	130,000	135,343
T-Mobile USA Inc 5.25% 6/15/2055	10,000	9,223
T-Mobile USA Inc 5.65% 1/15/2053	65,000	63,629
T-Mobile USA Inc 5.7% 1/15/2056	20,000	19,723
T-Mobile USA Inc 5.8% 9/15/2062	50,000	49,879
T-Mobile USA Inc 5.85% 2/15/2056	30,000	30,121
T-Mobile USA Inc 5.875% 11/15/2055	100,000	101,009
		1,584,509
TOTAL COMMUNICATION SERVICES		13,945,909
Consumer Discretionary - 1.5%
Automobile Components - 0.0%
Aptiv Swiss Holdings Ltd 3.1% 12/1/2051	100,000	65,308
Aptiv Swiss Holdings Ltd 4.65% 9/13/2029	200,000	204,757
Lear Corp 2.6% 1/15/2032	30,000	27,205
Lear Corp 3.5% 5/30/2030	50,000	48,500
		345,770
Automobiles - 0.4%
American Honda Finance Corp 4.25% 9/1/2028	80,000	80,670
American Honda Finance Corp 4.45% 1/8/2031	50,000	50,486
American Honda Finance Corp 4.55% 7/9/2027	100,000	100,965
American Honda Finance Corp 4.8% 3/5/2030	50,000	51,205
American Honda Finance Corp 4.85% 10/23/2031	60,000	61,711
American Honda Finance Corp 5.1% 1/8/2036	30,000	30,253
American Honda Finance Corp 5.125% 7/7/2028	40,000	41,065
American Honda Finance Corp 5.15% 7/9/2032	30,000	31,147
American Honda Finance Corp 5.2% 3/5/2035	50,000	51,186
American Honda Finance Corp 5.65% 11/15/2028	160,000	167,004
Ford Motor Co 3.25% 2/12/2032	245,000	220,525
Ford Motor Co 5.291% 12/8/2046	130,000	111,008
Ford Motor Co 6.1% 8/19/2032	130,000	136,074
Ford Motor Co 9.625% 4/22/2030	110,000	128,512
General Motors Co 5% 4/1/2035	30,000	29,800
General Motors Co 5.2% 4/1/2045	200,000	182,061
General Motors Co 5.6% 10/15/2032	50,000	52,682
General Motors Co 5.95% 4/1/2049	100,000	98,524
General Motors Financial Co Inc 2.4% 4/10/2028	80,000	77,404
General Motors Financial Co Inc 2.7% 8/20/2027	145,000	142,332
General Motors Financial Co Inc 4.6% 1/8/2031	100,000	100,916
General Motors Financial Co Inc 5.45% 7/15/2030	140,000	146,318
General Motors Financial Co Inc 5.45% 9/6/2034	50,000	51,315
General Motors Financial Co Inc 5.65% 1/17/2029	80,000	82,968
General Motors Financial Co Inc 5.75% 2/8/2031	30,000	31,688
General Motors Financial Co Inc 5.8% 6/23/2028	150,000	155,475
General Motors Financial Co Inc 5.85% 4/6/2030	70,000	73,977
		2,487,271
Broadline Retail - 0.4%
Amazon.com Inc 1.2% 6/3/2027	330,000	320,384
Amazon.com Inc 1.5% 6/3/2030	350,000	317,281
Amazon.com Inc 2.1% 5/12/2031	193,000	175,769
Amazon.com Inc 2.5% 6/3/2050	100,000	60,576
Amazon.com Inc 2.875% 5/12/2041	185,000	142,063
Amazon.com Inc 3.1% 5/12/2051	193,000	131,065
Amazon.com Inc 3.15% 8/22/2027	240,000	238,520
Amazon.com Inc 3.6% 4/13/2032	200,000	194,785
Amazon.com Inc 3.95% 4/13/2052	50,000	39,533
Amazon.com Inc 4.1% 11/20/2030	30,000	30,220
Amazon.com Inc 4.1% 4/13/2062	25,000	19,350
Amazon.com Inc 4.25% 8/22/2057	50,000	40,324
Amazon.com Inc 4.55% 12/1/2027	230,000	233,662
Amazon.com Inc 4.65% 11/20/2035	110,000	110,629
Amazon.com Inc 5.45% 11/20/2055	210,000	206,870
eBay Inc 1.4% 5/10/2026	118,000	117,411
eBay Inc 2.6% 5/10/2031	50,000	46,110
eBay Inc 2.7% 3/11/2030	50,000	47,409
eBay Inc 4% 7/15/2042	50,000	41,638
		2,513,599
Distributors - 0.0%
Genuine Parts Co 6.5% 11/1/2028	60,000	63,010
Hotels, Restaurants & Leisure - 0.3%
Expedia Group Inc 4.625% 8/1/2027	240,000	241,653
Marriott International Inc/MD 2.85% 4/15/2031	60,000	56,178
Marriott International Inc/MD 3.5% 10/15/2032	80,000	75,561
Marriott International Inc/MD 4.2% 7/15/2027	190,000	190,789
Marriott International Inc/MD 4.875% 5/15/2029	30,000	30,761
Marriott International Inc/MD 5.25% 10/15/2035	40,000	40,990
Marriott International Inc/MD 5.35% 3/15/2035	40,000	41,553
Marriott International Inc/MD 5.5% 4/15/2037	40,000	41,336
McDonald's Corp 2.625% 9/1/2029	90,000	86,442
McDonald's Corp 3.5% 7/1/2027	20,000	19,921
McDonald's Corp 3.6% 7/1/2030	165,000	163,151
McDonald's Corp 3.625% 5/1/2043	70,000	56,200
McDonald's Corp 3.625% 9/1/2049	100,000	75,391
McDonald's Corp 4.2% 4/1/2050	18,000	14,853
McDonald's Corp 4.45% 9/1/2048	64,000	55,535
McDonald's Corp 4.7% 12/9/2035	20,000	20,227
McDonald's Corp 5% 2/13/2036	80,000	81,969
McDonald's Corp 6.3% 3/1/2038	60,000	67,331
Starbucks Corp 2% 3/12/2027	170,000	166,995
Starbucks Corp 2.55% 11/15/2030	180,000	168,216
Starbucks Corp 3.35% 3/12/2050	40,000	28,155
Starbucks Corp 4.3% 6/15/2045	20,000	17,232
Starbucks Corp 4.5% 11/15/2048	72,000	61,946
		1,802,385
Household Durables - 0.0%
DR Horton Inc 5% 10/15/2034	30,000	30,748
DR Horton Inc 5.5% 10/15/2035	20,000	21,050
PulteGroup Inc 7.875% 6/15/2032	30,000	35,438
Toll Brothers Finance Corp 4.35% 2/15/2028	40,000	40,263
		127,499
Leisure Products - 0.0%
Brunswick Corp/DE 4.4% 9/15/2032	40,000	38,854
Hasbro Inc 3.9% 11/19/2029	75,000	74,356
Hasbro Inc 6.05% 5/14/2034	50,000	53,689
		166,899
Specialty Retail - 0.4%
AutoNation Inc 4.45% 1/15/2029	100,000	100,749
AutoNation Inc 4.75% 6/1/2030	50,000	50,720
AutoZone Inc 3.75% 6/1/2027	50,000	49,898
AutoZone Inc 4.5% 2/1/2028	55,000	55,614
AutoZone Inc 4.75% 8/1/2032	30,000	30,449
AutoZone Inc 5.1% 7/15/2029	10,000	10,319
AutoZone Inc 5.4% 7/15/2034	10,000	10,449
AutoZone Inc 6.55% 11/1/2033	40,000	44,746
Home Depot Inc/The 2.375% 3/15/2051	113,000	65,685
Home Depot Inc/The 2.95% 6/15/2029	280,000	272,996
Home Depot Inc/The 3.3% 4/15/2040	200,000	166,107
Home Depot Inc/The 4.2% 4/1/2043	50,000	44,085
Home Depot Inc/The 4.4% 3/15/2045	90,000	79,756
Home Depot Inc/The 4.5% 12/6/2048	70,000	61,301
Home Depot Inc/The 4.5% 9/15/2032	50,000	51,049
Home Depot Inc/The 4.65% 9/15/2035	70,000	70,079
Home Depot Inc/The 4.95% 6/25/2034	100,000	103,356
Home Depot Inc/The 4.95% 9/30/2026	210,000	211,142
Home Depot Inc/The 5.3% 6/25/2054	70,000	67,874
Home Depot Inc/The 5.4% 9/15/2040	60,000	62,268
Home Depot Inc/The 5.875% 12/16/2036	40,000	43,774
Lowe's Cos Inc 1.7% 10/15/2030	100,000	89,899
Lowe's Cos Inc 2.625% 4/1/2031	50,000	46,376
Lowe's Cos Inc 2.8% 9/15/2041	90,000	66,022
Lowe's Cos Inc 3% 10/15/2050	60,000	38,960
Lowe's Cos Inc 3.1% 5/3/2027	34,000	33,687
Lowe's Cos Inc 3.65% 4/5/2029	20,000	19,839
Lowe's Cos Inc 4.05% 5/3/2047	112,000	90,151
Lowe's Cos Inc 4.25% 3/15/2031	110,000	110,369
Lowe's Cos Inc 4.45% 4/1/2062	100,000	79,322
Lowe's Cos Inc 4.5% 4/15/2030	50,000	50,820
Lowe's Cos Inc 4.85% 10/15/2035	10,000	10,006
Lowe's Cos Inc 5% 4/15/2033	75,000	77,418
Lowe's Cos Inc 5.125% 4/15/2050	20,000	18,345
Lowe's Cos Inc 5.75% 7/1/2053	20,000	20,094
Lowe's Cos Inc 5.8% 9/15/2062	20,000	19,859
Lowe's Cos Inc 5.85% 4/1/2063	10,000	9,984
O'Reilly Automotive Inc 4.2% 4/1/2030	60,000	60,248
O'Reilly Automotive Inc 4.7% 6/15/2032	50,000	50,903
TJX Cos Inc/The 1.6% 5/15/2031	125,000	111,334
		2,656,052
Textiles, Apparel & Luxury Goods - 0.0%
NIKE Inc 2.85% 3/27/2030	80,000	76,943
NIKE Inc 3.25% 3/27/2040	55,000	45,241
NIKE Inc 3.375% 3/27/2050	20,000	14,637
Tapestry Inc 5.1% 3/11/2030	30,000	30,974
Tapestry Inc 5.5% 3/11/2035	30,000	31,118
		198,913
TOTAL CONSUMER DISCRETIONARY		10,361,398
Consumer Staples - 1.0%
Beverages - 0.3%
Coca-Cola Co/The 1.45% 6/1/2027	20,000	19,488
Coca-Cola Co/The 1.65% 6/1/2030	10,000	9,163
Coca-Cola Co/The 2.25% 1/5/2032	205,000	186,927
Coca-Cola Co/The 2.5% 6/1/2040	10,000	7,603
Coca-Cola Co/The 2.6% 6/1/2050	10,000	6,340
Coca-Cola Co/The 2.75% 6/1/2060	70,000	41,953
Coca-Cola Co/The 3.45% 3/25/2030	60,000	59,316
Coca-Cola Co/The 4.2% 3/25/2050	50,000	42,933
Coca-Cola Co/The 5% 5/13/2034	70,000	73,756
Coca-Cola Co/The 5.2% 1/14/2055	80,000	78,641
Coca-Cola Co/The 5.3% 5/13/2054	50,000	49,680
Coca-Cola Co/The 5.4% 5/13/2064	20,000	19,791
Keurig Dr Pepper Inc 3.8% 5/1/2050	90,000	66,411
Keurig Dr Pepper Inc 4.5% 4/15/2052	30,000	24,803
Keurig Dr Pepper Inc 4.597% 5/25/2028	110,000	111,112
Keurig Dr Pepper Inc 4.6% 5/15/2030	80,000	80,801
Keurig Dr Pepper Inc 5.085% 5/25/2048	20,000	18,189
PepsiCo Inc 1.4% 2/25/2031	200,000	177,811
PepsiCo Inc 1.625% 5/1/2030	83,000	75,935
PepsiCo Inc 2.75% 10/21/2051	20,000	12,884
PepsiCo Inc 3% 10/15/2027	320,000	317,422
PepsiCo Inc 3.5% 3/19/2040	120,000	103,622
PepsiCo Inc 3.6% 8/13/2042	105,000	87,317
PepsiCo Inc 4% 5/2/2047	80,000	67,281
PepsiCo Inc 5% 2/7/2035	30,000	31,069
PepsiCo Inc 5% 7/23/2035	80,000	82,916
PepsiCo Inc 5.25% 7/17/2054	40,000	39,770
		1,892,934
Consumer Staples Distribution & Retail - 0.3%
Costco Wholesale Corp 1.375% 6/20/2027	370,000	359,510
Dollar General Corp 5% 11/1/2032	60,000	61,558
Dollar General Corp 5.2% 7/5/2028	100,000	102,554
Dollar General Corp 5.45% 7/5/2033	30,000	31,513
Dollar Tree Inc 4.2% 5/15/2028	130,000	130,473
Kroger Co/The 1.7% 1/15/2031	100,000	89,048
Kroger Co/The 4.65% 1/15/2048	30,000	26,250
Kroger Co/The 5% 4/15/2042	50,000	47,637
Kroger Co/The 5% 9/15/2034	20,000	20,336
Kroger Co/The 5.4% 1/15/2049	10,000	9,682
Kroger Co/The 5.5% 9/15/2054	60,000	58,002
Kroger Co/The 5.65% 9/15/2064	60,000	57,995
Sysco Corp 2.4% 2/15/2030	70,000	65,838
Sysco Corp 3.15% 12/14/2051	60,000	40,561
Sysco Corp 3.3% 2/15/2050	50,000	35,530
Sysco Corp 4.5% 4/1/2046	50,000	43,377
Sysco Corp 5.95% 4/1/2030	63,000	67,062
Target Corp 2.95% 1/15/2052	75,000	49,513
Target Corp 3.9% 11/15/2047	45,000	36,283
Target Corp 4% 7/1/2042	50,000	43,199
Target Corp 4.8% 1/15/2053	70,000	63,936
Walmart Inc 2.5% 9/22/2041	205,000	152,434
Walmart Inc 3.9% 4/15/2028	50,000	50,289
Walmart Inc 4.05% 6/29/2048	150,000	127,107
Walmart Inc 4.1% 4/15/2033	50,000	50,349
Walmart Inc 4.5% 4/15/2053	20,000	17,874
Walmart Inc 4.9% 4/28/2035	110,000	114,140
		1,952,050
Food Products - 0.3%
Archer-Daniels-Midland Co 2.9% 3/1/2032	60,000	55,813
Archer-Daniels-Midland Co 4.016% 4/16/2043	75,000	64,534
Bunge Ltd Finance Corp 4.2% 9/17/2029	20,000	20,130
Bunge Ltd Finance Corp 4.65% 9/17/2034	20,000	19,917
Campbell's Company/The 4.15% 3/15/2028	100,000	100,274
Campbell's Company/The 4.75% 3/23/2035	80,000	77,678
Campbell's Company/The 5.2% 3/21/2029	70,000	72,018
Campbell's Company/The 5.4% 3/21/2034	50,000	51,098
Conagra Brands Inc 4.85% 11/1/2028	75,000	76,061
Conagra Brands Inc 5% 8/1/2030	50,000	51,029
Conagra Brands Inc 5.3% 11/1/2038	10,000	9,634
Conagra Brands Inc 5.4% 11/1/2048	22,000	19,727
Conagra Brands Inc 5.75% 8/1/2035	40,000	41,247
Conagra Brands Inc 7% 10/1/2028	50,000	53,475
General Mills Inc 2.875% 4/15/2030	13,000	12,360
General Mills Inc 3% 2/1/2051	50,000	32,821
General Mills Inc 4.2% 4/17/2028	130,000	130,460
General Mills Inc 4.875% 1/30/2030	50,000	51,295
General Mills Inc 4.95% 3/29/2033	50,000	51,127
Hershey Co/The 2.65% 6/1/2050	40,000	25,487
JM Smucker Co 4.25% 3/15/2035	50,000	47,968
JM Smucker Co 6.5% 11/15/2043	50,000	54,574
JM Smucker Co 6.5% 11/15/2053	10,000	10,990
Kellanova 4.3% 5/15/2028	50,000	50,502
Kellanova 5.75% 5/16/2054	20,000	20,439
Kellanova 7.45% 4/1/2031	40,000	46,086
Kraft Heinz Foods Co 3.75% 4/1/2030	40,000	39,423
Kraft Heinz Foods Co 4.875% 10/1/2049	50,000	43,101
Kraft Heinz Foods Co 5.2% 3/15/2032	70,000	72,563
Kraft Heinz Foods Co 5.5% 6/1/2050	195,000	183,247
Kraft Heinz Foods Co 6.875% 1/26/2039	20,000	22,555
McCormick & Co Inc/MD 2.5% 4/15/2030	110,000	103,256
Mondelez International Inc 2.625% 9/4/2050	50,000	30,547
Mondelez International Inc 2.75% 4/13/2030	30,000	28,456
Mondelez International Inc 4.75% 8/28/2034	50,000	50,294
Pilgrim's Pride Corp 6.875% 5/15/2034	50,000	55,948
Tyson Foods Inc 4.875% 8/15/2034	75,000	75,960
Tyson Foods Inc 5.1% 9/28/2048	40,000	37,632
Tyson Foods Inc 5.7% 3/15/2034	40,000	42,563
		2,032,289
Household Products - 0.1%
Church & Dwight Co Inc 2.3% 12/15/2031	70,000	63,557
Colgate-Palmolive Co 4.6% 3/1/2033	50,000	51,642
Kimberly-Clark Corp 1.05% 9/15/2027	53,000	50,992
Kimberly-Clark Corp 2.875% 2/7/2050	75,000	51,440
Kimberly-Clark Corp 3.1% 3/26/2030	7,000	6,782
Kimberly-Clark Corp 3.9% 5/4/2047	20,000	16,283
Procter & Gamble Co/The 3% 3/25/2030	36,000	35,017
Procter & Gamble Co/The 3.6% 3/25/2050	180,000	141,781
		417,494
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The 1.95% 3/15/2031	75,000	67,710
Estee Lauder Cos Inc/The 5% 2/14/2034	80,000	82,627
Estee Lauder Cos Inc/The 5.15% 5/15/2053	10,000	9,367
Estee Lauder Cos Inc/The 6% 5/15/2037	40,000	44,183
Kenvue Inc 4.85% 5/22/2032	40,000	41,341
Kenvue Inc 4.9% 3/22/2033	32,000	33,055
Kenvue Inc 5.05% 3/22/2028	32,000	32,765
Kenvue Inc 5.05% 3/22/2053	52,000	48,495
Kenvue Inc 5.2% 3/22/2063	40,000	37,169
		396,712
TOTAL CONSUMER STAPLES		6,691,479
Energy - 1.0%
Energy Equipment & Services - 0.1%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 3.337% 12/15/2027	240,000	238,086
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047	60,000	48,758
Halliburton Co 2.92% 3/1/2030	260,000	249,076
Halliburton Co 4.85% 11/15/2035	10,000	9,998
Halliburton Co 5% 11/15/2045	126,000	115,800
Halliburton Co 6.7% 9/15/2038	10,000	11,413
NOV Inc 3.6% 12/1/2029	60,000	58,871
		732,002
Oil, Gas & Consumable Fuels - 0.9%
Cheniere Corpus Christi Holdings LLC 3.7% 11/15/2029	40,000	39,450
Cheniere Energy Partners LP 4.5% 10/1/2029	70,000	70,416
Cheniere Energy Partners LP 5.75% 8/15/2034	70,000	73,971
DCP Midstream Operating LP 5.6% 4/1/2044	20,000	19,813
Enbridge Energy Partners LP 7.5% 4/15/2038	70,000	83,734
Enterprise Products Operating LLC 3.3% 2/15/2053	250,000	170,468
Enterprise Products Operating LLC 3.95% 1/31/2060	40,000	29,800
Enterprise Products Operating LLC 4.6% 1/15/2031	100,000	102,241
Enterprise Products Operating LLC 4.95% 2/15/2035	10,000	10,243
Enterprise Products Operating LLC 5.1% 2/15/2045	50,000	47,867
Enterprise Products Operating LLC 5.2% 1/15/2036	70,000	72,167
Enterprise Products Operating LLC 5.35% 1/31/2033	270,000	285,403
Enterprise Products Operating LLC 5.55% 2/16/2055	10,000	9,896
Enterprise Products Operating LLC 5.7% 2/15/2042	20,000	20,758
Enterprise Products Operating LLC 7.55% 4/15/2038	55,000	67,223
HF Sinclair Corp 5.5% 9/1/2032	50,000	51,126
Kinder Morgan Inc 5.2% 6/1/2033	30,000	31,305
Marathon Petroleum Corp 4.75% 9/15/2044	88,000	77,746
Marathon Petroleum Corp 5.15% 3/1/2030	70,000	72,552
Marathon Petroleum Corp 5.7% 3/1/2035	40,000	42,132
MPLX LP 4.125% 3/1/2027	240,000	240,144
MPLX LP 4.5% 4/15/2038	48,000	44,537
MPLX LP 4.8% 2/15/2031	40,000	40,835
MPLX LP 4.9% 4/15/2058	50,000	41,310
MPLX LP 5% 3/1/2033	100,000	101,647
MPLX LP 5.4% 9/15/2035	170,000	173,604
MPLX LP 5.5% 2/15/2049	60,000	56,166
MPLX LP 5.5% 6/1/2034	50,000	51,828
MPLX LP 6.2% 9/15/2055	90,000	91,440
ONEOK Inc 3.4% 9/1/2029	80,000	78,227
ONEOK Inc 4.25% 9/24/2027	20,000	20,096
ONEOK Inc 4.45% 9/1/2049	50,000	41,259
ONEOK Inc 4.75% 10/15/2031	50,000	50,718
ONEOK Inc 4.85% 2/1/2049	50,000	42,846
ONEOK Inc 5.05% 11/1/2034	90,000	90,328
ONEOK Inc 5.65% 11/1/2028	20,000	20,809
ONEOK Inc 5.65% 9/1/2034	15,000	15,675
ONEOK Inc 5.7% 11/1/2054	40,000	37,690
ONEOK Inc 5.85% 11/1/2064	40,000	37,954
ONEOK Inc 6.05% 9/1/2033	80,000	85,898
ONEOK Inc 6.25% 10/15/2055	70,000	70,938
ONEOK Inc 6.35% 1/15/2031	187,000	202,591
ONEOK Inc 6.625% 9/1/2053	30,000	31,796
ONEOK Partners LP 6.65% 10/1/2036	50,000	55,581
Phillips 66 3.3% 3/15/2052	50,000	33,480
Phillips 66 3.9% 3/15/2028	220,000	219,751
Phillips 66 4.65% 11/15/2034	65,000	64,543
Phillips 66 5.875% 5/1/2042	54,000	55,538
Phillips 66 Co 4.68% 2/15/2045	10,000	8,726
Phillips 66 Co 4.95% 3/15/2035	230,000	232,799
Phillips 66 Co 5.3% 6/30/2033	60,000	62,360
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	140,000	137,294
Plains All American Pipeline LP / PAA Finance Corp 4.9% 2/15/2045	20,000	17,854
Plains All American Pipeline LP / PAA Finance Corp 5.6% 1/15/2036	121,000	124,047
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034	30,000	31,332
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	40,000	40,446
Sabine Pass Liquefaction LLC 5% 3/15/2027	160,000	160,752
Targa Resources Corp 4% 4/15/2031	80,000	80,006
Targa Resources Corp 4.35% 1/15/2029	100,000	100,814
Targa Resources Corp 4.9% 9/15/2030	50,000	51,347
Targa Resources Corp 4.95% 4/15/2052	60,000	51,998
Targa Resources Corp 5.4% 7/30/2036	30,000	30,554
Targa Resources Corp 5.5% 2/15/2035	70,000	72,434
Targa Resources Corp 6.125% 3/15/2033	50,000	54,097
Targa Resources Corp 6.125% 5/15/2055	40,000	40,455
Targa Resources Corp 6.5% 2/15/2053	10,000	10,609
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5% 1/15/2028	125,000	125,070
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	20,000	19,352
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050	50,000	39,357
Transcontinental Gas Pipe Line Co LLC 4.45% 8/1/2042	105,000	93,973
Valero Energy Corp 2.15% 9/15/2027	125,000	121,747
Valero Energy Corp 3.4% 9/15/2026	50,000	49,793
Valero Energy Corp 4% 4/1/2029	155,000	155,028
Valero Energy Corp 4% 6/1/2052	50,000	37,835
Western Gas Partners LP 4.05% 2/1/2030 (e)	50,000	49,392
Western Gas Partners LP 5.45% 4/1/2044	50,000	46,062
Western Gas Partners LP 5.5% 12/15/2035	60,000	60,517
Western Gas Partners LP 5.5% 8/15/2048	20,000	18,045
Western Gas Partners LP 6.35% 1/15/2029	70,000	73,971
Williams Cos Inc/The 3.75% 6/15/2027	26,000	25,943
Williams Cos Inc/The 5.4% 3/2/2026	100,000	100,000
Williams Cos Inc/The 5.65% 3/15/2033	60,000	63,490
		5,863,039
TOTAL ENERGY		6,595,041
Financials - 6.5%
Banks - 2.9%
Bank of America Corp 1.734% 7/22/2027 (c)	43,000	42,614
Bank of America Corp 2.087% 6/14/2029 (c)	310,000	297,093
Bank of America Corp 2.482% 9/21/2036 (c)	60,000	53,091
Bank of America Corp 2.651% 3/11/2032 (c)	80,000	74,173
Bank of America Corp 2.676% 6/19/2041 (c)	420,000	312,172
Bank of America Corp 2.687% 4/22/2032 (c)	43,000	39,815
Bank of America Corp 2.831% 10/24/2051 (c)	50,000	32,222
Bank of America Corp 3.194% 7/23/2030 (c)	180,000	175,066
Bank of America Corp 3.593% 7/21/2028 (c)	45,000	44,737
Bank of America Corp 3.846% 3/8/2037 (c)	180,000	170,350
Bank of America Corp 3.974% 2/7/2030 (c)	35,000	34,969
Bank of America Corp 4.083% 3/20/2051 (c)	130,000	105,442
Bank of America Corp 4.183% 11/25/2027	95,000	95,080
Bank of America Corp 4.244% 4/24/2038 (c)	75,000	70,312
Bank of America Corp 4.271% 7/23/2029 (c)	60,000	60,339
Bank of America Corp 4.33% 3/15/2050 (c)	50,000	42,439
Bank of America Corp 4.376% 4/27/2028 (c)	100,000	100,458
Bank of America Corp 4.571% 4/27/2033 (c)	510,000	512,075
Bank of America Corp 4.623% 5/9/2029 (c)	350,000	354,968
Bank of America Corp 4.75% 4/21/2045	55,000	50,527
Bank of America Corp 5.045% 2/6/2037 (c)	200,000	202,885
Bank of America Corp 5.162% 1/24/2031 (c)	130,000	134,932
Bank of America Corp 5.202% 4/25/2029 (c)	50,000	51,227
Bank of America Corp 5.288% 4/25/2034 (c)	40,000	41,514
Bank of America Corp 5.425% 8/15/2035 (c)	10,000	10,243
Bank of America Corp 5.464% 5/9/2036 (c)	30,000	31,424
Bank of America Corp 5.511% 1/24/2036 (c)	280,000	293,886
Bank of America Corp 5.518% 10/25/2035 (c)	20,000	20,524
Bank of America Corp 5.872% 9/15/2034 (c)	120,000	128,838
Bank of America Corp 5.875% 2/7/2042	135,000	144,787
Bank of America Corp 6.11% 1/29/2037	200,000	215,962
Bank of America Corp 6.204% 11/10/2028 (c)	350,000	362,450
Citibank NA 4.914% 5/29/2030	550,000	568,150
Citigroup Inc 2.976% 11/5/2030 (c)	290,000	277,912
Citigroup Inc 3.2% 10/21/2026	191,000	190,216
Citigroup Inc 3.52% 10/27/2028 (c)	190,000	188,552
Citigroup Inc 3.785% 3/17/2033 (c)	190,000	182,832
Citigroup Inc 4.125% 7/25/2028	154,000	154,198
Citigroup Inc 4.412% 3/31/2031 (c)	110,000	110,573
Citigroup Inc 4.503% 9/11/2031 (c)	50,000	50,382
Citigroup Inc 4.643% 5/7/2028 (c)	130,000	130,905
Citigroup Inc 4.65% 7/23/2048	135,000	120,519
Citigroup Inc 4.65% 7/30/2045	42,000	38,348
Citigroup Inc 4.75% 5/18/2046	60,000	53,458
Citigroup Inc 5.333% 3/27/2036 (c)	60,000	61,849
Citigroup Inc 5.411% 9/19/2039 (c)	230,000	231,649
Citigroup Inc 5.449% 6/11/2035 (c)	180,000	187,731
Citigroup Inc 5.612% 3/4/2056 (c)	60,000	60,281
Citigroup Inc 5.827% 2/13/2035 (c)	10,000	10,404
Citigroup Inc 5.875% 1/30/2042	65,000	68,790
Citigroup Inc 6.174% 5/25/2034 (c)	80,000	85,403
Citigroup Inc 6.27% 11/17/2033 (c)	160,000	175,575
Citigroup Inc 6.625% 6/15/2032	60,000	66,840
Citigroup Inc 8.125% 7/15/2039	85,000	109,248
Citizens Financial Group Inc 2.5% 2/6/2030	10,000	9,386
Citizens Financial Group Inc 2.638% 9/30/2032	20,000	17,587
Citizens Financial Group Inc 5.253% 3/5/2031 (c)	40,000	41,263
Citizens Financial Group Inc 5.299% 1/29/2036 (c)	50,000	50,688
Citizens Financial Group Inc 5.718% 7/23/2032 (c)	50,000	52,672
Citizens Financial Group Inc 6.645% 4/25/2035 (c)	15,000	16,602
Fifth Third Bancorp 3.95% 3/14/2028	100,000	100,037
Fifth Third Bancorp 4.337% 4/25/2033 (c)	50,000	49,403
Fifth Third Bancorp 4.566% 4/29/2032 (c)	20,000	20,119
Fifth Third Bancorp 4.772% 7/28/2030 (c)	30,000	30,503
Fifth Third Bancorp 5.141% 1/29/2037 (c)	40,000	40,123
Fifth Third Bancorp 6.361% 10/27/2028 (c)	70,000	72,639
Fifth Third Bancorp 8.25% 3/1/2038	20,000	24,763
Huntington Bancshares Inc/OH 2.55% 2/4/2030	65,000	61,202
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)	30,000	30,197
Huntington Bancshares Inc/OH 4.623% 1/28/2032 (c)	40,000	40,380
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (c)	50,000	51,760
Huntington Bancshares Inc/OH 5.709% 2/2/2035 (c)	30,000	31,601
Huntington Bancshares Inc/OH 6.141% 11/18/2039 (c)	30,000	31,504
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	30,000	31,507
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	170,000	167,608
JPMorgan Chase & Co 2.069% 6/1/2029 (c)	150,000	143,876
JPMorgan Chase & Co 2.525% 11/19/2041 (c)	110,000	80,434
JPMorgan Chase & Co 2.545% 11/8/2032 (c)	180,000	163,938
JPMorgan Chase & Co 2.956% 5/13/2031 (c)	50,000	47,578
JPMorgan Chase & Co 3.109% 4/22/2051 (c)	230,000	158,103
JPMorgan Chase & Co 3.328% 4/22/2052 (c)	80,000	57,145
JPMorgan Chase & Co 3.702% 5/6/2030 (c)	40,000	39,620
JPMorgan Chase & Co 4.203% 7/23/2029 (c)	30,000	30,130
JPMorgan Chase & Co 4.323% 4/26/2028 (c)	170,000	170,580
JPMorgan Chase & Co 4.347% 1/22/2032 (c)	100,000	100,513
JPMorgan Chase & Co 4.452% 12/5/2029 (c)	185,000	186,968
JPMorgan Chase & Co 4.493% 3/24/2031 (c)	200,000	202,757
JPMorgan Chase & Co 4.565% 6/14/2030 (c)	310,000	314,847
JPMorgan Chase & Co 4.586% 4/26/2033 (c)	170,000	171,783
JPMorgan Chase & Co 4.81% 10/22/2036 (c)	230,000	229,565
JPMorgan Chase & Co 4.898% 1/22/2037 (c)	200,000	201,198
JPMorgan Chase & Co 4.912% 7/25/2033 (c)	125,000	128,164
JPMorgan Chase & Co 4.95% 6/1/2045	92,000	87,388
JPMorgan Chase & Co 5.103% 4/22/2031 (c)	120,000	124,448
JPMorgan Chase & Co 5.14% 1/24/2031 (c)	140,000	145,276
JPMorgan Chase & Co 5.294% 7/22/2035 (c)	360,000	373,834
JPMorgan Chase & Co 5.35% 6/1/2034 (c)	220,000	230,236
JPMorgan Chase & Co 5.534% 11/29/2045 (c)	70,000	71,536
JPMorgan Chase & Co 5.572% 4/22/2036 (c)	440,000	465,281
JPMorgan Chase & Co 5.576% 7/23/2036 (c)	120,000	124,800
JPMorgan Chase & Co 5.766% 4/22/2035 (c)	110,000	117,825
JPMorgan Chase & Co 6.4% 5/15/2038	86,000	97,768
KeyCorp 2.55% 10/1/2029	40,000	38,042
KeyCorp 4.1% 4/30/2028	55,000	55,140
KeyCorp 4.789% 6/1/2033 (c)	50,000	50,253
KeyCorp 5.305% 1/28/2037 (c)	22,000	22,194
KeyCorp 6.401% 3/6/2035 (c)	30,000	32,717
M&T Bank Corp 5.053% 1/27/2034 (c)	65,000	66,035
M&T Bank Corp 5.385% 1/16/2036 (c)	20,000	20,564
M&T Bank Corp 6.082% 3/13/2032 (c)	50,000	53,494
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (c)	400,000	407,319
PNC Financial Services Group Inc/The 1.15% 8/13/2026	203,000	200,567
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (c)	85,000	84,800
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (c)	50,000	51,123
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (c)	30,000	31,201
PNC Financial Services Group Inc/The 5.373% 7/21/2036 (c)	70,000	72,575
PNC Financial Services Group Inc/The 5.492% 5/14/2030 (c)	80,000	83,549
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (c)	20,000	21,048
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (c)	100,000	103,651
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (c)	50,000	53,068
PNC Financial Services Group Inc/The 5.939% 8/18/2034 (c)	80,000	86,436
PNC Financial Services Group Inc/The 6.037% 10/28/2033 (c)	50,000	54,297
PNC Financial Services Group Inc/The 6.875% 10/20/2034 (c)	80,000	90,979
Regions Financial Corp 1.8% 8/12/2028	100,000	94,693
Regions Financial Corp 7.375% 12/10/2037	20,000	23,452
Santander Holdings USA Inc 4.4% 7/13/2027	73,000	73,187
Santander Holdings USA Inc 5.741% 3/20/2031 (c)	40,000	41,659
Santander Holdings USA Inc 6.565% 6/12/2029 (c)	80,000	83,598
Santander Holdings USA Inc 7.66% 11/9/2031 (c)	60,000	67,722
Truist Bank 4.144% 1/27/2029 (c)	250,000	250,593
Truist Financial Corp 1.267% 3/2/2027 (c)	103,000	103,000
Truist Financial Corp 3.875% 3/19/2029	110,000	109,509
Truist Financial Corp 4.873% 1/26/2029 (c)	35,000	35,570
Truist Financial Corp 5.711% 1/24/2035 (c)	60,000	63,662
Truist Financial Corp 5.867% 6/8/2034 (c)	100,000	106,985
Truist Financial Corp 6.123% 10/28/2033 (c)	100,000	108,526
US Bancorp 1.375% 7/22/2030	380,000	340,106
US Bancorp 2.491% 11/3/2036 (c)	50,000	44,272
US Bancorp 3.1% 4/27/2026	50,000	49,936
US Bancorp 3.9% 4/26/2028	94,000	94,401
US Bancorp 4.653% 2/1/2029 (c)	80,000	81,020
US Bancorp 4.967% 7/22/2033 (c)	30,000	30,547
US Bancorp 5.033% 1/26/2037 (c)	40,000	40,430
US Bancorp 5.046% 2/12/2031 (c)	40,000	41,323
US Bancorp 5.424% 2/12/2036 (c)	50,000	52,464
US Bancorp 5.836% 6/12/2034 (c)	100,000	107,406
US Bancorp 5.85% 10/21/2033 (c)	30,000	32,332
Wachovia Corp 5.5% 8/1/2035	60,000	62,347
Wells Fargo & Co 2.879% 10/30/2030 (c)	510,000	488,124
Wells Fargo & Co 3.9% 5/1/2045	100,000	81,853
Wells Fargo & Co 4.078% 9/15/2029 (c)	50,000	50,013
Wells Fargo & Co 4.182% 1/23/2030 (c)	40,000	40,142
Wells Fargo & Co 4.611% 4/25/2053 (c)	180,000	155,198
Wells Fargo & Co 4.897% 7/25/2033 (c)	425,000	433,412
Wells Fargo & Co 4.9% 11/17/2045	280,000	252,859
Wells Fargo & Co 4.96% 1/23/2037 (c)	40,000	40,152
Wells Fargo & Co 5.211% 12/3/2035 (c)	440,000	451,794
Wells Fargo & Co 5.389% 4/24/2034 (c)	170,000	177,158
Wells Fargo & Co 5.433% 1/23/2047 (c)	40,000	39,601
Wells Fargo & Co 5.557% 7/25/2034 (c)	50,000	52,614
Wells Fargo & Co 5.574% 7/25/2029 (c)	50,000	51,728
Wells Fargo & Co 5.606% 1/15/2044	100,000	99,678
Wells Fargo & Co 6.491% 10/23/2034 (c)	100,000	111,040
		19,010,722
Capital Markets - 1.7%
Affiliated Managers Group Inc 5.5% 8/20/2034	20,000	20,457
Ameriprise Financial Inc 5.15% 5/15/2033	15,000	15,577
Ameriprise Financial Inc 5.7% 12/15/2028	40,000	41,867
Bank of New York Mellon Corp/The 1.8% 7/28/2031	47,000	41,850
Bank of New York Mellon Corp/The 3.3% 8/23/2029	40,000	39,090
Bank of New York Mellon Corp/The 3.85% 4/28/2028	170,000	170,809
Bank of New York Mellon Corp/The 4.289% 6/13/2033 (c)	50,000	49,619
Bank of New York Mellon Corp/The 4.942% 2/11/2031 (c)	50,000	51,588
Bank of New York Mellon Corp/The 4.967% 4/26/2034 (c)	30,000	30,778
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (c)	90,000	92,635
Bank of New York Mellon Corp/The 5.225% 11/20/2035 (c)	70,000	72,888
Bank of New York Mellon Corp/The 5.316% 6/6/2036 (c)	20,000	20,879
Bank of New York Mellon Corp/The 5.834% 10/25/2033 (c)	100,000	108,294
BlackRock Funding Inc 4.6% 7/26/2027	60,000	60,746
BlackRock Funding Inc 4.9% 1/8/2035	30,000	30,908
BlackRock Funding Inc 5.35% 1/8/2055	105,000	102,060
Blackrock Inc 3.2% 3/15/2027	220,000	218,982
Blackrock Inc 4.75% 5/25/2033	10,000	10,310
Cboe Global Markets Inc 3.65% 1/12/2027	60,000	59,901
Charles Schwab Corp/The 1.65% 3/11/2031	50,000	44,334
Charles Schwab Corp/The 2% 3/20/2028	115,000	111,096
Charles Schwab Corp/The 2.9% 3/3/2032	55,000	50,908
Charles Schwab Corp/The 4.343% 11/14/2031 (c)	30,000	30,190
Charles Schwab Corp/The 4.914% 11/14/2036 (c)	20,000	20,006
Charles Schwab Corp/The 5.853% 5/19/2034 (c)	10,000	10,752
Charles Schwab Corp/The 6.136% 8/24/2034 (c)	90,000	98,364
CME Group Inc 2.65% 3/15/2032	90,000	83,243
CME Group Inc 4.15% 6/15/2048	20,000	17,157
Franklin Resources Inc 2.95% 8/12/2051	20,000	12,691
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (c)	260,000	256,500
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (c)	100,000	90,195
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (c)	65,000	59,695
Goldman Sachs Group Inc/The 2.65% 10/21/2032 (c)	165,000	150,262
Goldman Sachs Group Inc/The 3.436% 2/24/2043 (c)	135,000	105,971
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (c)	795,000	791,270
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (c)	155,000	140,048
Goldman Sachs Group Inc/The 4.148% 1/21/2029 (c)	150,000	150,062
Goldman Sachs Group Inc/The 4.369% 10/21/2031 (c)	400,000	400,259
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (c)	180,000	167,604
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (c)	80,000	80,494
Goldman Sachs Group Inc/The 5.016% 10/23/2035 (c)	200,000	202,073
Goldman Sachs Group Inc/The 5.065% 1/21/2037 (c)	230,000	231,618
Goldman Sachs Group Inc/The 5.15% 5/22/2045	20,000	18,883
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (c)	50,000	51,811
Goldman Sachs Group Inc/The 5.33% 7/23/2035 (c)	30,000	30,967
Goldman Sachs Group Inc/The 5.536% 1/28/2036 (c)	100,000	104,587
Goldman Sachs Group Inc/The 5.541% 1/21/2047 (c)	80,000	79,625
Goldman Sachs Group Inc/The 5.561% 11/19/2045 (c)	170,000	170,513
Goldman Sachs Group Inc/The 5.734% 1/28/2056 (c)	30,000	30,372
Goldman Sachs Group Inc/The 6.125% 2/15/2033	40,000	43,871
Goldman Sachs Group Inc/The 6.25% 2/1/2041	75,000	82,028
Goldman Sachs Group Inc/The 6.45% 5/1/2036	20,000	22,007
Goldman Sachs Group Inc/The 6.75% 10/1/2037	180,000	202,192
Intercontinental Exchange Inc 1.85% 9/15/2032	140,000	120,511
Intercontinental Exchange Inc 2.65% 9/15/2040	225,000	168,123
Intercontinental Exchange Inc 3% 9/15/2060	20,000	11,986
Intercontinental Exchange Inc 3.75% 9/21/2028	20,000	19,911
Intercontinental Exchange Inc 4.35% 6/15/2029	100,000	101,230
Intercontinental Exchange Inc 4.95% 6/15/2052	60,000	54,807
Intercontinental Exchange Inc 5.2% 6/15/2062	20,000	18,452
Intercontinental Exchange Inc 5.25% 6/15/2031	50,000	52,473
Lazard Group LLC 4.5% 9/19/2028	70,000	70,431
Legg Mason Inc 5.625% 1/15/2044	10,000	10,005
LPL Holdings Inc 5.15% 6/15/2030	60,000	61,228
LPL Holdings Inc 5.65% 3/15/2035	20,000	20,293
LPL Holdings Inc 6.75% 11/17/2028	20,000	21,209
Moody's Corp 4.25% 2/1/2029	110,000	111,239
Moody's Corp 4.875% 12/17/2048	40,000	35,993
Moody's Corp 5% 8/5/2034	100,000	102,929
Morgan Stanley 1.512% 7/20/2027 (c)	70,000	69,350
Morgan Stanley 1.593% 5/4/2027 (c)	60,000	59,747
Morgan Stanley 1.794% 2/13/2032 (c)	195,000	172,651
Morgan Stanley 2.239% 7/21/2032 (c)	70,000	62,769
Morgan Stanley 2.484% 9/16/2036 (c)	55,000	48,694
Morgan Stanley 2.511% 10/20/2032 (c)	20,000	18,126
Morgan Stanley 2.699% 1/22/2031 (c)	360,000	340,639
Morgan Stanley 3.217% 4/22/2042 (c)	175,000	138,421
Morgan Stanley 3.625% 1/20/2027	268,000	267,555
Morgan Stanley 3.772% 1/24/2029 (c)	510,000	507,989
Morgan Stanley 3.95% 4/23/2027	50,000	49,979
Morgan Stanley 4.238% 1/9/2030 (c)	190,000	190,665
Morgan Stanley 4.493% 1/16/2032 (c)	190,000	191,102
Morgan Stanley 4.892% 10/22/2036 (c)	240,000	238,768
Morgan Stanley 5.042% 7/19/2030 (c)	20,000	20,579
Morgan Stanley 5.073% 1/30/2037 (c)	50,000	50,426
Morgan Stanley 5.123% 2/1/2029 (c)	100,000	102,073
Morgan Stanley 5.164% 4/20/2029 (c)	200,000	204,540
Morgan Stanley 5.192% 4/17/2031 (c)	280,000	290,056
Morgan Stanley 5.25% 4/21/2034 (c)	50,000	51,804
Morgan Stanley 5.297% 4/20/2037 (c)	95,000	97,308
Morgan Stanley 5.32% 7/19/2035 (c)	20,000	20,709
Morgan Stanley 5.424% 7/21/2034 (c)	240,000	250,663
Morgan Stanley 5.516% 11/19/2055 (c)	50,000	49,869
Morgan Stanley 5.587% 1/18/2036 (c)	100,000	105,126
Morgan Stanley 5.597% 3/24/2051 (c)	160,000	162,302
Morgan Stanley 5.664% 4/17/2036 (c)	140,000	147,951
Morgan Stanley 5.831% 4/19/2035 (c)	80,000	85,489
Morgan Stanley 5.942% 2/7/2039 (c)	60,000	63,236
Morgan Stanley 6.627% 11/1/2034 (c)	20,000	22,469
Nasdaq Inc 1.65% 1/15/2031	85,000	75,804
Nasdaq Inc 2.5% 12/21/2040	70,000	50,471
Nasdaq Inc 3.95% 3/7/2052	9,000	6,834
Nasdaq Inc 5.35% 6/28/2028	30,000	30,891
Nasdaq Inc 5.95% 8/15/2053	8,000	8,292
Nasdaq Inc 6.1% 6/28/2063	10,000	10,386
Northern Trust Corp 1.95% 5/1/2030	50,000	46,185
Northern Trust Corp 3.375% 5/8/2032 (c)	30,000	29,699
Northern Trust Corp 6.125% 11/2/2032	15,000	16,425
Raymond James Financial Inc 4.9% 9/11/2035	40,000	39,933
Raymond James Financial Inc 5.65% 9/11/2055	40,000	39,145
S&P Global Inc 2.3% 8/15/2060	85,000	43,813
S&P Global Inc 2.9% 3/1/2032	20,000	18,601
S&P Global Inc 3.25% 12/1/2049	50,000	35,526
S&P Global Inc 4.25% 1/15/2031 (d)	60,000	60,276
S&P Global Inc 4.75% 8/1/2028	70,000	71,481
S&P Global Inc 4.8% 12/4/2035 (d)	40,000	40,091
State Street Corp 1.684% 11/18/2027 (c)	250,000	246,274
State Street Corp 2.203% 2/7/2028 (c)	140,000	137,841
State Street Corp 2.623% 2/7/2033 (c)	60,000	54,709
State Street Corp 4.729% 2/28/2030	30,000	30,837
State Street Corp 4.784% 10/23/2036 (c)	20,000	19,986
State Street Corp 4.821% 1/26/2034 (c)	80,000	81,665
State Street Corp 5.146% 2/28/2036 (c)	20,000	20,603
State Street Corp 5.159% 5/18/2034 (c)	30,000	31,199
State Street Corp 6.123% 11/21/2034 (c)	30,000	32,601
		11,722,329
Consumer Finance - 0.6%
Ally Financial Inc 6.184% 7/26/2035 (c)	50,000	51,611
Ally Financial Inc 6.848% 1/3/2030 (c)	40,000	42,346
Ally Financial Inc 8% 11/1/2031	65,000	73,769
American Express Co 4.05% 12/3/2042	70,000	61,075
American Express Co 4.456% 2/10/2032 (c)	50,000	50,490
American Express Co 4.804% 10/24/2036 (c)	100,000	99,039
American Express Co 5.043% 5/1/2034 (c)	60,000	61,682
American Express Co 5.282% 7/27/2029 (c)	60,000	61,816
American Express Co 5.284% 7/26/2035 (c)	100,000	103,835
American Express Co 5.442% 1/30/2036 (c)	50,000	52,110
American Express Co 5.667% 4/25/2036 (c)	60,000	63,541
Capital One Financial Corp 2.359% 7/29/2032 (c)	10,000	8,812
Capital One Financial Corp 3.273% 3/1/2030 (c)	80,000	78,027
Capital One Financial Corp 3.75% 7/28/2026	115,000	114,821
Capital One Financial Corp 3.8% 1/31/2028	210,000	209,403
Capital One Financial Corp 4.1% 2/9/2027	50,000	50,069
Capital One Financial Corp 4.493% 9/11/2031 (c)	10,000	10,002
Capital One Financial Corp 4.722% 1/30/2032 (c)	70,000	70,481
Capital One Financial Corp 5.197% 9/11/2036 (c)	40,000	39,889
Capital One Financial Corp 5.247% 7/26/2030 (c)	80,000	82,667
Capital One Financial Corp 5.399% 1/30/2037 (c)	80,000	80,726
Capital One Financial Corp 5.468% 2/1/2029 (c)	45,000	46,138
Capital One Financial Corp 5.7% 2/1/2030 (c)	60,000	62,486
Capital One Financial Corp 6.183% 1/30/2036 (c)	50,000	51,996
Capital One Financial Corp 6.312% 6/8/2029 (c)	100,000	104,670
Capital One Financial Corp 6.377% 6/8/2034 (c)	170,000	184,303
Capital One Financial Corp 7.964% 11/2/2034 (c)	40,000	47,085
Ford Motor Credit Co LLC 5.73% 9/5/2030	400,000	411,345
Ford Motor Credit Co LLC 5.85% 5/17/2027	200,000	203,277
Ford Motor Credit Co LLC 6.798% 11/7/2028	200,000	210,805
Ford Motor Credit Co LLC 6.8% 5/12/2028	145,000	151,677
John Deere Capital Corp 1.7% 1/11/2027	270,000	265,427
John Deere Capital Corp 3.45% 3/7/2029	60,000	59,491
John Deere Capital Corp 4.375% 10/15/2030	20,000	20,352
John Deere Capital Corp 4.55% 6/5/2030	120,000	122,941
John Deere Capital Corp 4.9% 3/3/2028	60,000	61,483
John Deere Capital Corp 5.05% 6/12/2034	30,000	31,258
John Deere Capital Corp 5.15% 9/8/2033	60,000	63,437
Synchrony Financial 2.875% 10/28/2031	30,000	26,936
Synchrony Financial 3.7% 8/4/2026	30,000	29,938
Synchrony Financial 5.935% 8/2/2030 (c)	50,000	51,889
Toyota Motor Credit Corp 2.15% 2/13/2030	110,000	103,002
Toyota Motor Credit Corp 2.4% 1/13/2032	70,000	63,675
Toyota Motor Credit Corp 3.65% 1/8/2029	60,000	59,926
Toyota Motor Credit Corp 4.55% 8/9/2029	10,000	10,224
Toyota Motor Credit Corp 4.6% 10/10/2031	30,000	30,694
Toyota Motor Credit Corp 4.625% 1/12/2028	145,000	147,451
Toyota Motor Credit Corp 4.65% 1/5/2029	160,000	163,811
Toyota Motor Credit Corp 4.8% 1/11/2036	30,000	30,268
Toyota Motor Credit Corp 5.55% 11/20/2030	10,000	10,649
		4,292,845
Financial Services - 0.5%
Aon Corp / Aon Global Holdings PLC 2.85% 5/28/2027	50,000	49,300
Aon Corp / Aon Global Holdings PLC 2.9% 8/23/2051	50,000	31,105
Apollo Global Management Inc 5.15% 8/12/2035	120,000	118,880
CNH Industrial Capital LLC 4.375% 3/7/2031	30,000	29,980
CNH Industrial Capital LLC 5.5% 1/12/2029	60,000	62,246
Corebridge Financial Inc 4.35% 4/5/2042	110,000	93,695
Corebridge Financial Inc 6.875% 12/15/2052 (c)	60,000	61,307
CRH SMW Finance DAC 5.125% 1/9/2030	300,000	310,506
DH Europe Finance II Sarl 2.6% 11/15/2029	20,000	19,084
DH Europe Finance II Sarl 3.4% 11/15/2049	20,000	14,569
Equitable Holdings Inc 4.35% 4/20/2028	57,000	57,287
Equitable Holdings Inc 5% 4/20/2048	56,000	49,667
Fidelity National Information Services Inc 1.15% 3/1/2026	68,000	68,000
Fidelity National Information Services Inc 2.25% 3/1/2031	50,000	45,063
Fidelity National Information Services Inc 5.1% 7/15/2032	60,000	61,057
Fiserv Inc 2.65% 6/1/2030	130,000	120,587
Fiserv Inc 3.5% 7/1/2029	40,000	38,856
Fiserv Inc 4.4% 7/1/2049	120,000	94,955
Fiserv Inc 4.55% 2/15/2031	190,000	189,402
Fiserv Inc 5.25% 8/11/2035	30,000	30,012
Global Payments Inc 1.2% 3/1/2026	122,000	122,000
Global Payments Inc 4.15% 8/15/2049	50,000	37,237
Global Payments Inc 4.875% 11/15/2030	200,000	199,765
Global Payments Inc 5.4% 8/15/2032	20,000	20,388
Global Payments Inc 5.95% 8/15/2052	20,000	19,056
HA Sustainable Infrastructure Capital Inc 6.75% 7/15/2035	40,000	42,120
Jackson Financial Inc 3.125% 11/23/2031	20,000	18,218
Jackson Financial Inc 5.17% 6/8/2027	50,000	50,608
Jackson Financial Inc 5.67% 6/8/2032	20,000	20,453
Mastercard Inc 2.95% 11/21/2026	185,000	183,931
Mastercard Inc 2.95% 3/15/2051	100,000	66,652
Mastercard Inc 3.3% 3/26/2027	13,000	12,943
Mastercard Inc 3.35% 3/26/2030	18,000	17,689
Mastercard Inc 3.65% 6/1/2049	20,000	15,407
Mastercard Inc 3.85% 3/26/2050	65,000	51,704
Mastercard Inc 4.875% 5/9/2034	70,000	72,207
National Rural Utilities Cooperative Finance Corp 4.15% 12/15/2032	100,000	98,657
National Rural Utilities Cooperative Finance Corp 5.8% 1/15/2033	30,000	32,441
PayPal Holdings Inc 2.3% 6/1/2030	140,000	130,777
PayPal Holdings Inc 5.1% 4/1/2035	50,000	50,632
PayPal Holdings Inc 5.25% 6/1/2062	55,000	50,295
PayPal Holdings Inc 5.5% 6/1/2054	10,000	9,539
Rexford Industrial Realty LP 2.125% 12/1/2030	20,000	18,122
Visa Inc 1.9% 4/15/2027	43,000	42,174
Visa Inc 2% 8/15/2050	50,000	27,571
Visa Inc 2.05% 4/15/2030	70,000	65,420
Visa Inc 2.7% 4/15/2040	60,000	46,919
Visa Inc 2.75% 9/15/2027	205,000	202,371
Visa Inc 4.3% 12/14/2045	65,000	57,600
Visa Inc 4.7% 2/12/2036	100,000	101,065
Voya Financial Inc 3.65% 6/15/2026	60,000	59,939
Voya Financial Inc 3.745% 3/2/2036	20,000	19,772
Voya Financial Inc 5.7% 7/15/2043	20,000	19,771
Western Union Co/The 6.2% 11/17/2036	15,000	15,589
		3,544,590
Insurance - 0.8%
AFLAC Inc 4.75% 1/15/2049	30,000	26,717
Allstate Corp/The 1.45% 12/15/2030	280,000	246,978
Allstate Corp/The 4.2% 12/15/2046	30,000	24,813
American International Group Inc 4.375% 6/30/2050	50,000	41,827
American International Group Inc 4.5% 7/16/2044	127,000	112,357
Aon Corp 4.5% 12/15/2028	50,000	50,707
Aon Corp 6.25% 9/30/2040	10,000	11,016
Aon Global Ltd 4.75% 5/15/2045	68,000	60,336
Aon North America Inc 5.45% 3/1/2034	185,000	193,020
Aon North America Inc 5.75% 3/1/2054	10,000	9,898
Arch Capital Finance LLC 4.011% 12/15/2026	170,000	169,983
Arch Capital Finance LLC 5.031% 12/15/2046	10,000	9,421
Arch Capital Group US Inc 5.144% 11/1/2043	50,000	48,043
Arthur J Gallagher & Co 3.5% 5/20/2051	20,000	13,894
Arthur J Gallagher & Co 4.85% 12/15/2029	30,000	30,736
Arthur J Gallagher & Co 5.15% 2/15/2035	130,000	131,780
Arthur J Gallagher & Co 5.45% 7/15/2034	20,000	20,742
Arthur J Gallagher & Co 5.55% 2/15/2055	22,000	21,049
Arthur J Gallagher & Co 5.75% 3/2/2053	35,000	34,029
Arthur J Gallagher & Co 6.75% 2/15/2054	30,000	32,815
Assurant Inc 4.9% 3/27/2028	30,000	30,377
Assured Guaranty US Holdings Inc 3.15% 6/15/2031	40,000	37,700
Athene Holding Ltd 5.875% 1/15/2034	111,000	112,973
Athene Holding Ltd 6.15% 4/3/2030	65,000	68,106
Athene Holding Ltd 6.625% 10/15/2054 (c)	20,000	19,222
Athene Holding Ltd 6.625% 5/19/2055	60,000	58,711
Athene Holding Ltd 6.65% 2/1/2033	40,000	42,535
Brighthouse Financial Inc 3.85% 12/22/2051	50,000	29,095
Brown & Brown Inc 2.375% 3/15/2031	50,000	44,922
Brown & Brown Inc 4.5% 3/15/2029	65,000	65,292
Brown & Brown Inc 4.9% 6/23/2030	60,000	60,994
Brown & Brown Inc 5.55% 6/23/2035	40,000	40,810
Brown & Brown Inc 6.25% 6/23/2055	50,000	51,063
Chubb INA Holdings LLC 1.375% 9/15/2030	50,000	44,593
Chubb INA Holdings LLC 2.85% 12/15/2051	15,000	9,735
Chubb INA Holdings LLC 3.05% 12/15/2061	70,000	43,851
Chubb INA Holdings LLC 4.9% 8/15/2035	110,000	111,487
Chubb INA Holdings LLC 6.5% 5/15/2038	40,000	45,762
First American Financial Corp 2.4% 8/15/2031	40,000	35,238
Globe Life Inc 2.15% 8/15/2030	60,000	54,732
Hartford Insurance Group Inc/The 2.8% 8/19/2029	135,000	129,887
Hartford Insurance Group Inc/The 2.9% 9/15/2051	20,000	12,909
Hartford Insurance Group Inc/The 3.6% 8/19/2049	20,000	14,907
Lincoln National Corp 3.8% 3/1/2028	76,000	75,286
Lincoln National Corp 5.35% 11/15/2035	60,000	58,578
Markel Group Inc 5% 5/20/2049	70,000	63,048
Markel Group Inc 6% 5/16/2054	10,000	10,182
Marsh & McLennan Cos Inc 2.9% 12/15/2051	50,000	31,785
Marsh & McLennan Cos Inc 3.75% 3/14/2026	220,000	219,920
Marsh & McLennan Cos Inc 4.35% 1/30/2047	30,000	25,315
Marsh & McLennan Cos Inc 4.65% 3/15/2030	100,000	101,995
Marsh & McLennan Cos Inc 4.75% 3/15/2039	95,000	92,074
Marsh & McLennan Cos Inc 4.85% 11/15/2031	100,000	102,886
Marsh & McLennan Cos Inc 4.9% 3/15/2049	33,000	29,959
Marsh & McLennan Cos Inc 4.95% 3/15/2036	50,000	50,445
Marsh & McLennan Cos Inc 5% 3/15/2035	70,000	71,265
Marsh & McLennan Cos Inc 5.4% 3/15/2055	60,000	57,494
Marsh & McLennan Cos Inc 5.4% 9/15/2033	30,000	31,585
MetLife Inc 4.125% 8/13/2042	100,000	84,968
MetLife Inc 4.55% 3/23/2030	200,000	204,581
MetLife Inc 5% 7/15/2052	50,000	45,119
MetLife Inc 5.25% 1/15/2054	20,000	18,789
MetLife Inc 5.375% 7/15/2033	75,000	79,064
MetLife Inc 5.7% 6/15/2035	60,000	64,115
MetLife Inc 6.35% 3/15/2055 (c)	5,000	5,193
MetLife Inc 6.4% 12/15/2066 (c)	70,000	73,240
Principal Financial Group Inc 3.1% 11/15/2026	70,000	69,573
Principal Financial Group Inc 4.3% 11/15/2046	20,000	16,841
Principal Financial Group Inc 6.05% 10/15/2036	50,000	54,439
Progressive Corp/The 3% 3/15/2032	65,000	60,323
Progressive Corp/The 3.2% 3/26/2030	100,000	97,111
Progressive Corp/The 4.125% 4/15/2047	50,000	41,406
Progressive Corp/The 4.2% 3/15/2048	10,000	8,320
Prudential Financial Inc 3.7% 10/1/2050 (c)	75,000	69,788
Prudential Financial Inc 3.7% 3/13/2051	20,000	14,626
Prudential Financial Inc 3.935% 12/7/2049	20,000	15,399
Prudential Financial Inc 4.35% 2/25/2050	190,000	155,355
Prudential Financial Inc 4.5% 9/15/2047 (c)	80,000	78,813
Prudential Financial Inc 5.7% 9/15/2048 (c)	50,000	50,351
Prudential Financial Inc 6.5% 3/15/2054 (c)	10,000	10,538
Reinsurance Group of America Inc 5.75% 9/15/2034	20,000	20,955
Reinsurance Group of America Inc 6% 9/15/2033	20,000	21,384
Reinsurance Group of America Inc 6.65% 9/15/2055 (c)	20,000	20,704
Selective Insurance Group Inc 5.9% 4/15/2035	20,000	21,107
Travelers Companies Inc/The 5.35% 11/1/2040	125,000	127,466
Travelers Companies Inc/The 5.45% 5/25/2053	40,000	39,849
Travelers Companies Inc/The 5.7% 7/24/2055	40,000	41,131
Travelers Companies Inc/The 6.25% 6/15/2037	40,000	44,709
Unum Group 4% 6/15/2029	30,000	29,759
Unum Group 5.25% 12/15/2035	20,000	19,893
Unum Group 6% 6/15/2054	30,000	29,573
Willis North America Inc 2.95% 9/15/2029	93,000	88,865
Willis North America Inc 4.5% 9/15/2028	30,000	30,180
Willis North America Inc 5.15% 3/15/2036	40,000	39,983
Willis North America Inc 5.9% 3/5/2054	40,000	39,592
		5,409,981
TOTAL FINANCIALS		43,980,467
Health Care - 3.2%
Biotechnology - 0.6%
AbbVie Inc 2.95% 11/21/2026	205,000	203,698
AbbVie Inc 3.2% 11/21/2029	20,000	19,535
AbbVie Inc 4.05% 11/21/2039	10,000	9,051
AbbVie Inc 4.25% 11/21/2049	400,000	336,550
AbbVie Inc 4.5% 5/14/2035	160,000	158,500
AbbVie Inc 4.7% 5/14/2045	230,000	211,180
AbbVie Inc 4.8% 3/15/2029	100,000	102,740
AbbVie Inc 4.875% 11/14/2048	120,000	110,881
AbbVie Inc 5% 3/15/2031	140,000	140,445
AbbVie Inc 5.05% 3/15/2034	100,000	103,817
AbbVie Inc 5.4% 3/15/2054	80,000	78,567
Amgen Inc 2.8% 8/15/2041	200,000	150,201
Amgen Inc 3.15% 2/21/2040	105,000	84,489
Amgen Inc 3.375% 2/21/2050	30,000	21,842
Amgen Inc 4.2% 3/1/2033	100,000	98,857
Amgen Inc 4.4% 5/1/2045	178,000	155,801
Amgen Inc 4.663% 6/15/2051	60,000	52,382
Amgen Inc 4.875% 3/1/2053	40,000	35,749
Amgen Inc 5.15% 3/2/2028	270,000	276,503
Amgen Inc 5.25% 3/2/2030	220,000	229,582
Amgen Inc 5.25% 3/2/2033	90,000	94,237
Amgen Inc 5.6% 3/2/2043	80,000	81,762
Amgen Inc 5.65% 3/2/2053	50,000	49,911
Amgen Inc 5.75% 3/2/2063	120,000	118,944
Baxalta Inc 5.25% 6/23/2045	135,000	131,198
Biogen Inc 3.15% 5/1/2050	20,000	13,161
Biogen Inc 3.25% 2/15/2051	67,000	44,477
Biogen Inc 5.05% 1/15/2031	170,000	176,443
Biogen Inc 5.2% 9/15/2045	10,000	9,365
Gilead Sciences Inc 1.65% 10/1/2030	100,000	90,407
Gilead Sciences Inc 2.6% 10/1/2040	150,000	112,364
Gilead Sciences Inc 2.8% 10/1/2050	110,000	70,699
Gilead Sciences Inc 3.65% 3/1/2026	175,000	175,013
Gilead Sciences Inc 4.5% 2/1/2045	30,000	26,838
Gilead Sciences Inc 4.8% 11/15/2029	50,000	51,537
Gilead Sciences Inc 4.8% 4/1/2044	52,000	48,651
Gilead Sciences Inc 5.5% 11/15/2054	100,000	99,672
Gilead Sciences Inc 5.55% 10/15/2053	20,000	20,092
		3,995,141
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 4.75% 11/30/2036	45,000	45,447
Abbott Laboratories 4.75% 4/15/2043	20,000	19,070
Abbott Laboratories 4.9% 11/30/2046	20,000	18,955
Abbott Laboratories 5.3% 5/27/2040	140,000	145,975
Abbott Laboratories 5.625% 3/15/2031 (b)	200,000	199,842
Abbott Laboratories 5.625% 3/15/2033 (b)	200,000	199,801
Abbott Laboratories 5.625% 3/9/2029 (b)	100,000	99,994
Abbott Laboratories 5.65% 3/15/2036 (b)	100,000	100,030
Abbott Laboratories 5.75% 3/15/2056 (b)	100,000	100,344
Abbott Laboratories 6% 4/1/2039	20,000	22,245
Baxter International Inc 1.915% 2/1/2027	27,000	26,470
Baxter International Inc 2.539% 2/1/2032	100,000	87,480
Baxter International Inc 3.132% 12/1/2051	10,000	6,232
Baxter International Inc 5.65% 12/15/2035	50,000	50,844
Becton Dickinson & Co 2.823% 5/20/2030	140,000	133,159
Becton Dickinson & Co 5.11% 2/8/2034	50,000	51,441
Boston Scientific Corp 2.65% 6/1/2030	161,000	152,339
GE HealthCare Technologies Inc 5.5% 6/15/2035	110,000	115,200
GE HealthCare Technologies Inc 5.905% 11/22/2032	100,000	108,331
Medtronic Inc 4.375% 3/15/2035	157,000	155,443
Solventum Corp 5.6% 3/23/2034	140,000	146,376
Stryker Corp 2.9% 6/15/2050	80,000	53,186
Stryker Corp 4.625% 9/11/2034	50,000	50,182
Stryker Corp 4.85% 2/10/2030	100,000	103,100
Zimmer Biomet Holdings Inc 2.6% 11/24/2031	60,000	54,882
Zimmer Biomet Holdings Inc 5.05% 2/19/2030	80,000	82,778
		2,329,146
Health Care Providers & Services - 1.3%
Aetna Inc 4.75% 3/15/2044	40,000	35,227
Cardinal Health Inc 3.41% 6/15/2027	70,000	69,584
Cardinal Health Inc 4.9% 9/15/2045	30,000	27,520
Cardinal Health Inc 5.35% 11/15/2034	20,000	20,804
Cardinal Health Inc 5.75% 11/15/2054	50,000	50,512
Cencora Inc 4.85% 12/15/2029	10,000	10,289
Cencora Inc 4.9% 2/13/2036	100,000	100,702
Cencora Inc 5.125% 2/15/2034	70,000	72,612
Cencora Inc 5.15% 2/15/2035	10,000	10,344
Centene Corp 2.5% 3/1/2031	120,000	104,146
Centene Corp 2.625% 8/1/2031	70,000	60,646
Centene Corp 3.375% 2/15/2030	140,000	129,821
Centene Corp 4.25% 12/15/2027	90,000	89,455
Cigna Group/The 2.375% 3/15/2031	100,000	91,655
Cigna Group/The 2.4% 3/15/2030	210,000	197,558
Cigna Group/The 3.4% 3/15/2051	20,000	14,084
Cigna Group/The 4.375% 10/15/2028	100,000	101,037
Cigna Group/The 4.5% 9/15/2030	40,000	40,545
Cigna Group/The 4.8% 7/15/2046	170,000	152,546
Cigna Group/The 4.8% 8/15/2038	69,000	66,890
Cigna Group/The 4.9% 12/15/2048	19,000	17,091
Cigna Group/The 5.25% 2/15/2034	60,000	62,244
Cigna Group/The 5.4% 3/15/2033	30,000	31,570
Cigna Group/The 6% 1/15/2056	60,000	62,310
CVS Health Corp 1.3% 8/21/2027	270,000	259,960
CVS Health Corp 3.625% 4/1/2027	330,000	328,999
CVS Health Corp 4.3% 3/25/2028	250,000	251,468
CVS Health Corp 4.78% 3/25/2038	42,000	40,131
CVS Health Corp 4.875% 7/20/2035	160,000	159,026
CVS Health Corp 5.05% 3/25/2048	60,000	53,502
CVS Health Corp 5.125% 7/20/2045	320,000	292,851
CVS Health Corp 5.25% 2/21/2033	50,000	51,935
CVS Health Corp 5.45% 9/15/2035	90,000	92,956
CVS Health Corp 5.625% 2/21/2053	60,000	57,109
CVS Health Corp 5.875% 6/1/2053	20,000	19,610
CVS Health Corp 6% 6/1/2063	100,000	98,109
CVS Health Corp 6.2% 9/15/2055	30,000	30,753
Elevance Health Inc 2.25% 5/15/2030	120,000	111,129
Elevance Health Inc 3.125% 5/15/2050	130,000	86,539
Elevance Health Inc 3.65% 12/1/2027	240,000	239,062
Elevance Health Inc 3.7% 9/15/2049	10,000	7,466
Elevance Health Inc 4% 9/15/2028	110,000	110,187
Elevance Health Inc 4.101% 3/1/2028	100,000	100,287
Elevance Health Inc 4.625% 5/15/2042	30,000	27,300
Elevance Health Inc 4.65% 1/15/2043	65,000	58,747
Elevance Health Inc 5.2% 2/15/2035	70,000	71,974
Elevance Health Inc 5.65% 6/15/2054	90,000	87,880
Elevance Health Inc 5.7% 9/15/2055	30,000	29,644
Elevance Health Inc 5.85% 11/1/2064	60,000	59,405
HCA Inc 3.5% 9/1/2030	60,000	58,126
HCA Inc 3.625% 3/15/2032	100,000	95,287
HCA Inc 4.125% 6/15/2029	289,000	289,284
HCA Inc 4.375% 3/15/2042	50,000	43,417
HCA Inc 5.125% 6/15/2039	50,000	48,765
HCA Inc 5.45% 9/15/2034	20,000	20,766
HCA Inc 5.5% 6/15/2047	50,000	47,668
HCA Inc 5.75% 3/1/2035	260,000	275,229
HCA Inc 6% 4/1/2054	100,000	100,077
HCA Inc 6.1% 4/1/2064	60,000	60,067
HCA Inc 6.2% 3/1/2055	90,000	92,449
Humana Inc 1.35% 2/3/2027	50,000	48,765
Humana Inc 3.125% 8/15/2029	50,000	48,143
Humana Inc 4.875% 4/1/2030	114,000	115,603
Humana Inc 5.375% 4/15/2031	110,000	113,363
Humana Inc 5.5% 3/15/2053	30,000	27,052
Humana Inc 6% 5/1/2055	50,000	48,173
Laboratory Corp of America Holdings 2.95% 12/1/2029	180,000	173,173
McKesson Corp 3.95% 2/16/2028	70,000	70,150
McKesson Corp 4.65% 5/30/2030	10,000	10,237
McKesson Corp 5.25% 5/30/2035	50,000	52,467
Quest Diagnostics Inc 2.8% 6/30/2031	85,000	79,315
UnitedHealth Group Inc 2% 5/15/2030	80,000	73,786
UnitedHealth Group Inc 2.3% 5/15/2031	286,000	261,166
UnitedHealth Group Inc 2.9% 5/15/2050	381,000	246,641
UnitedHealth Group Inc 2.95% 10/15/2027	130,000	128,508
UnitedHealth Group Inc 3.05% 5/15/2041	115,000	88,265
UnitedHealth Group Inc 3.7% 8/15/2049	20,000	14,983
UnitedHealth Group Inc 4.25% 1/15/2029	30,000	30,324
UnitedHealth Group Inc 4.375% 3/15/2042	55,000	48,992
UnitedHealth Group Inc 4.75% 7/15/2045	70,000	63,471
UnitedHealth Group Inc 4.8% 1/15/2030	150,000	154,294
UnitedHealth Group Inc 5.05% 4/15/2053	110,000	99,998
UnitedHealth Group Inc 5.2% 4/15/2063	40,000	36,144
UnitedHealth Group Inc 5.3% 6/15/2035	250,000	260,870
UnitedHealth Group Inc 5.5% 4/15/2064	60,000	56,958
UnitedHealth Group Inc 5.625% 7/15/2054	190,000	187,454
UnitedHealth Group Inc 5.8% 3/15/2036	50,000	53,663
UnitedHealth Group Inc 6.05% 2/15/2063	50,000	51,482
UnitedHealth Group Inc 6.625% 11/15/2037	50,000	56,872
UnitedHealth Group Inc 6.875% 2/15/2038	185,000	214,619
		8,391,287
Life Sciences Tools & Services - 0.1%
Agilent Technologies Inc 4.2% 9/9/2027	30,000	30,133
Agilent Technologies Inc 4.75% 9/9/2034	30,000	30,295
Danaher Corp 2.6% 10/1/2050	80,000	49,577
Danaher Corp 2.8% 12/10/2051	20,000	12,835
Revvity Inc 2.25% 9/15/2031	60,000	53,387
Thermo Fisher Scientific Inc 2.6% 10/1/2029	320,000	306,520
Thermo Fisher Scientific Inc 4.794% 10/7/2035	90,000	90,810
Thermo Fisher Scientific Inc 4.902% 2/12/2036	100,000	101,734
Thermo Fisher Scientific Inc 5.086% 8/10/2033	40,000	41,751
		717,042
Pharmaceuticals - 0.9%
Bristol-Myers Squibb Co 2.35% 11/13/2040	160,000	115,664
Bristol-Myers Squibb Co 3.55% 3/15/2042	50,000	41,023
Bristol-Myers Squibb Co 3.9% 3/15/2062	50,000	36,912
Bristol-Myers Squibb Co 4.125% 6/15/2039	210,000	193,032
Bristol-Myers Squibb Co 4.55% 2/20/2048	55,000	48,169
Bristol-Myers Squibb Co 5.2% 2/22/2034	150,000	156,999
Bristol-Myers Squibb Co 5.55% 2/22/2054	160,000	158,731
Eli Lilly & Co 2.25% 5/15/2050	70,000	40,989
Eli Lilly & Co 3.7% 3/1/2045	110,000	89,536
Eli Lilly & Co 4.2% 8/14/2029	100,000	101,377
Eli Lilly & Co 4.75% 2/12/2030	50,000	51,668
Eli Lilly & Co 4.875% 2/27/2053	50,000	46,029
Eli Lilly & Co 4.9% 10/15/2035	200,000	204,823
Eli Lilly & Co 5.05% 8/14/2054	100,000	94,606
Eli Lilly & Co 5.5% 2/12/2055	120,000	120,884
Eli Lilly & Co 5.55% 3/15/2037	100,000	108,417
GlaxoSmithKline Capital Inc 6.375% 5/15/2038	82,000	93,501
Haleon US Capital LLC 3.375% 3/24/2027	250,000	248,790
Johnson & Johnson 2.1% 9/1/2040	60,000	43,295
Johnson & Johnson 2.45% 9/1/2060	60,000	33,584
Johnson & Johnson 3.5% 1/15/2048	145,000	113,551
Johnson & Johnson 3.625% 3/3/2037	115,000	105,980
Johnson & Johnson 4.9% 6/1/2031	50,000	52,428
Johnson & Johnson 5% 3/1/2035	90,000	94,744
Merck & Co Inc 2.45% 6/24/2050	180,000	108,439
Merck & Co Inc 2.9% 12/10/2061	100,000	59,308
Merck & Co Inc 4.05% 5/17/2028	760,000	766,042
Merck & Co Inc 4.15% 3/15/2031	70,000	70,477
Merck & Co Inc 4.5% 5/17/2033	125,000	127,388
Merck & Co Inc 4.75% 12/4/2035	220,000	222,003
Merck & Co Inc 4.9% 5/17/2044	50,000	47,708
Merck & Co Inc 5.55% 12/4/2055	20,000	20,055
Merck & Co Inc 5.700% 9/15/2055	100,000	102,270
Mylan Inc 5.2% 4/15/2048	83,000	69,116
Mylan Inc 5.4% 11/29/2043	30,000	26,444
Novartis Capital Corp 2% 2/14/2027	175,000	172,229
Novartis Capital Corp 2.75% 8/14/2050	50,000	32,819
Novartis Capital Corp 3.7% 9/21/2042	110,000	92,499
Novartis Capital Corp 4.6% 11/5/2035	120,000	120,603
Novartis Capital Corp 5.3% 11/5/2055	20,000	19,814
Pfizer Inc 2.55% 5/28/2040	345,000	258,909
Pfizer Inc 3.9% 3/15/2039	50,000	45,042
Pfizer Inc 4.2% 11/15/2030	80,000	80,818
Pfizer Inc 4.875% 11/15/2035	30,000	30,565
Pfizer Inc 5.6% 11/15/2055	90,000	90,756
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2028	150,000	152,208
Pfizer Investment Enterprises Pte Ltd 4.65% 5/19/2030	64,000	65,617
Pfizer Investment Enterprises Pte Ltd 4.75% 5/19/2033	100,000	102,079
Pfizer Investment Enterprises Pte Ltd 5.11% 5/19/2043	60,000	58,391
Pfizer Investment Enterprises Pte Ltd 5.3% 5/19/2053	137,000	131,174
Pfizer Investment Enterprises Pte Ltd 5.34% 5/19/2063	115,000	107,923
Royalty Pharma PLC 2.15% 9/2/2031	100,000	89,365
Royalty Pharma PLC 2.2% 9/2/2030	20,000	18,363
Royalty Pharma PLC 3.3% 9/2/2040	70,000	55,290
Royalty Pharma PLC 5.200% 9/25/2035	60,000	60,975
Viatris Inc 2.3% 6/22/2027	105,000	102,408
Viatris Inc 4% 6/22/2050	20,000	13,697
Wyeth LLC 6% 2/15/2036	100,000	109,869
Wyeth LLC 6.5% 2/1/2034	100,000	113,219
Zoetis Inc 3% 5/15/2050	70,000	47,414
Zoetis Inc 4.15% 8/17/2028	150,000	151,142
Zoetis Inc 5% 8/17/2035	10,000	10,201
		6,347,371
TOTAL HEALTH CARE		21,779,987
Industrials - 1.1%
Aerospace & Defense - 0.0%
GE Aerospace 5.875% 1/14/2038	75,000	82,428
GE Aerospace 6.75% 3/15/2032	40,000	45,716
Howmet Aerospace Inc 5.95% 2/1/2037	20,000	21,866
		150,010
Air Freight & Logistics - 0.1%
FedEx Corp 4.4% 1/15/2047	80,000	64,563
FedEx Corp 4.55% 4/1/2046	90,000	75,270
FedEx Corp 4.95% 10/17/2048	78,000	71,450
United Parcel Service Inc 2.5% 9/1/2029	90,000	86,475
United Parcel Service Inc 3.05% 11/15/2027	140,000	138,796
United Parcel Service Inc 3.4% 9/1/2049	50,000	36,305
United Parcel Service Inc 3.75% 11/15/2047	58,000	45,673
United Parcel Service Inc 5.25% 5/14/2035	150,000	157,646
United Parcel Service Inc 5.5% 5/22/2054	140,000	138,560
United Parcel Service Inc 5.6% 5/22/2064	20,000	19,716
United Parcel Service Inc 5.95% 5/14/2055	20,000	21,003
		855,457
Building Products - 0.1%
Carrier Global Corp 3.377% 4/5/2040	80,000	65,565
Carrier Global Corp 5.9% 3/15/2034	104,000	112,519
Carrier Global Corp 6.2% 3/15/2054	30,000	33,014
Johnson Controls International PLC / Tyco Fire & Security Finance SCA 1.75% 9/15/2030	30,000	27,204
Johnson Controls International PLC / Tyco Fire & Security Finance SCA 4.9% 12/1/2032	50,000	51,425
Johnson Controls International PLC / Tyco Fire & Security Finance SCA 5.5% 4/19/2029	150,000	156,883
Johnson Controls International plc 5.125% 9/14/2045	14,000	13,202
Masco Corp 2% 2/15/2031	29,000	26,071
Masco Corp 3.125% 2/15/2051	14,000	9,429
Owens Corning 3.95% 8/15/2029	180,000	179,258
Owens Corning 5.95% 6/15/2054	35,000	36,234
Trane Technologies Holdco Inc 4.3% 2/21/2048	62,000	53,840
		764,644
Commercial Services & Supplies - 0.1%
Republic Services Inc 1.75% 2/15/2032	200,000	174,785
Republic Services Inc 3.05% 3/1/2050	20,000	13,755
Republic Services Inc 5.15% 3/15/2035	40,000	41,787
Republic Services Inc 5.2% 11/15/2034	30,000	31,404
Veralto Corp 5.35% 9/18/2028	30,000	30,981
Veralto Corp 5.5% 9/18/2026	40,000	40,276
Waste Connections Inc 2.2% 1/15/2032	150,000	134,494
Waste Management Inc 2% 6/1/2029	55,000	51,935
Waste Management Inc 2.5% 11/15/2050	135,000	83,487
Waste Management Inc 4.65% 3/15/2030	20,000	20,529
Waste Management Inc 4.875% 2/15/2029	70,000	72,054
Waste Management Inc 4.95% 3/15/2035	20,000	20,572
Waste Management Inc 4.95% 7/3/2027	20,000	20,307
Waste Management Inc 4.95% 7/3/2031	20,000	20,867
Waste Management Inc 5.35% 10/15/2054	40,000	39,601
		796,834
Electrical Equipment - 0.0%
Emerson Electric Co 2.8% 12/21/2051	90,000	58,387
Regal Rexnord Corp 6.4% 4/15/2033	70,000	76,113
Rockwell Automation Inc 4.2% 3/1/2049	40,000	33,911
		168,411
Ground Transportation - 0.3%
CSX Corp 2.5% 5/15/2051	115,000	69,965
CSX Corp 3.35% 9/15/2049	70,000	50,377
CSX Corp 4.5% 3/15/2049	90,000	78,112
CSX Corp 5.05% 6/15/2035	170,000	175,351
CSX Corp 5.2% 11/15/2033	50,000	52,552
Norfolk Southern Corp 3.05% 5/15/2050	50,000	33,480
Norfolk Southern Corp 3.155% 5/15/2055	195,000	128,113
Norfolk Southern Corp 4.1% 5/15/2121	80,000	55,805
Norfolk Southern Corp 5.1% 5/1/2035	80,000	82,691
Ryder System Inc 4.85% 6/15/2030	110,000	112,941
Uber Technologies Inc 4.15% 1/15/2031	90,000	89,648
Uber Technologies Inc 4.3% 1/15/2030	20,000	20,111
Uber Technologies Inc 4.8% 9/15/2034	40,000	40,116
Uber Technologies Inc 4.8% 9/15/2035	60,000	59,726
Uber Technologies Inc 5.35% 9/15/2054	40,000	38,144
Union Pacific Corp 2.891% 4/6/2036	70,000	60,239
Union Pacific Corp 3.2% 5/20/2041	45,000	36,105
Union Pacific Corp 3.5% 2/14/2053	10,000	7,225
Union Pacific Corp 3.6% 9/15/2037	145,000	130,924
Union Pacific Corp 3.839% 3/20/2060	132,000	97,548
Union Pacific Corp 3.875% 2/1/2055	20,000	15,308
Union Pacific Corp 4.05% 11/15/2045	120,000	100,104
Union Pacific Corp 4.95% 5/15/2053	70,000	64,623
Union Pacific Corp 5.1% 2/20/2035	30,000	31,291
Union Pacific Corp 5.15% 1/20/2063	10,000	9,299
Union Pacific Corp 5.6% 12/1/2054	30,000	30,382
		1,670,180
Industrial Conglomerates - 0.0%
3M Co 2.375% 8/26/2029	86,000	81,679
3M Co 3.05% 4/15/2030	7,000	6,745
3M Co 3.125% 9/19/2046	50,000	35,359
3M Co 3.7% 4/15/2050	8,000	6,030
3M Co 4% 9/14/2048	90,000	72,660
3M Co 5.15% 3/15/2035	50,000	51,691
		254,164
Machinery - 0.4%
AGCO Corp 5.8% 3/21/2034	20,000	21,135
Caterpillar Financial Services Corp 1.1% 9/14/2027	40,000	38,519
Caterpillar Financial Services Corp 2.4% 8/9/2026	140,000	139,070
Caterpillar Financial Services Corp 4.1% 8/15/2028	290,000	292,706
Caterpillar Financial Services Corp 4.15% 1/8/2031	100,000	100,825
Caterpillar Inc 3.25% 4/9/2050	15,000	10,914
Caterpillar Inc 3.25% 9/19/2049	50,000	36,414
Caterpillar Inc 5.2% 5/15/2035	30,000	31,428
Caterpillar Inc 5.2% 5/27/2041	105,000	107,566
Caterpillar Inc 6.05% 8/15/2036	60,000	67,669
Cummins Inc 2.6% 9/1/2050	50,000	31,121
Cummins Inc 4.7% 2/15/2031	40,000	41,162
Cummins Inc 5.15% 2/20/2034	15,000	15,647
Cummins Inc 5.45% 2/20/2054	20,000	20,026
Deere & Co 2.875% 9/7/2049	130,000	89,568
Deere & Co 3.75% 4/15/2050	120,000	96,078
Deere & Co 3.9% 6/9/2042	10,000	8,819
Eaton Corp 4% 11/2/2032	50,000	49,677
Eaton Corp 4.15% 3/15/2033	80,000	79,844
Eaton Corp 4.7% 8/23/2052	30,000	27,389
Illinois Tool Works Inc 2.65% 11/15/2026	50,000	49,665
Illinois Tool Works Inc 3.9% 9/1/2042	30,000	25,914
Illinois Tool Works Inc 4.875% 9/15/2041	10,000	9,793
Ingersoll Rand Inc 5.197% 6/15/2027	90,000	91,316
Ingersoll Rand Inc 5.7% 6/15/2054	30,000	30,508
Ingersoll Rand Inc 5.7% 8/14/2033	80,000	85,610
Otis Worldwide Corp 3.112% 2/15/2040	50,000	40,100
Otis Worldwide Corp 3.362% 2/15/2050	20,000	14,385
Otis Worldwide Corp 5.131% 9/4/2035	10,000	10,303
Parker-Hannifin Corp 4% 6/14/2049	10,000	8,203
Parker-Hannifin Corp 4.2% 11/21/2034	75,000	74,061
Parker-Hannifin Corp 4.25% 9/15/2027	30,000	30,189
Parker-Hannifin Corp 6.25% 5/15/2038	20,000	22,614
Stanley Black & Decker Inc 2.75% 11/15/2050	60,000	36,292
Stanley Black & Decker Inc 3% 5/15/2032	50,000	45,958
Westinghouse Air Brake Technologies Corp 3.45% 11/15/2026	30,000	29,891
Westinghouse Air Brake Technologies Corp 4.7% 9/15/2028 (e)	60,000	60,936
Westinghouse Air Brake Technologies Corp 5.5% 5/29/2035	30,000	31,571
		2,002,886
Passenger Airlines - 0.0%
American Airlines 2019-1 Class AA Pass Through Trust equipment trust certificate 3.15% 8/15/2033	53,954	51,630
Delta Air Lines Inc 4.95% 7/10/2028	60,000	60,997
Delta Air Lines Inc 5.25% 7/10/2030	30,000	30,937
		143,564
Professional Services - 0.0%
Booz Allen Hamilton Inc 5.95% 8/4/2033	40,000	41,034
Paychex Inc 5.1% 4/15/2030	70,000	71,488
Paychex Inc 5.6% 4/15/2035	72,000	73,811
Verisk Analytics Inc 5.125% 3/15/2036	50,000	49,921
Verisk Analytics Inc 5.25% 3/15/2035	60,000	60,974
		297,228
Trading Companies & Distributors - 0.1%
Air Lease Corp 3% 2/1/2030	55,000	52,102
Air Lease Corp 3.125% 12/1/2030	20,000	18,811
Air Lease Corp 4.625% 10/1/2028	52,000	52,451
Air Lease Corp 5.2% 7/15/2031	30,000	30,793
Ferguson Enterprises Inc 5% 10/3/2034	20,000	20,318
GATX Corp 4.55% 11/7/2028	50,000	50,638
GATX Corp 4.9% 3/15/2033	65,000	65,996
GATX Corp 6.05% 3/15/2034	50,000	54,288
GATX Corp 6.9% 5/1/2034	60,000	67,902
WW Grainger Inc 4.45% 9/15/2034	60,000	60,194
WW Grainger Inc 4.6% 6/15/2045	20,000	18,424
		491,917
TOTAL INDUSTRIALS		7,595,295
Information Technology - 2.4%
Communications Equipment - 0.1%
Cisco Systems Inc 4.75% 2/24/2030	50,000	51,567
Cisco Systems Inc 5.05% 2/26/2034	70,000	72,655
Cisco Systems Inc 5.1% 2/24/2035	120,000	124,548
Cisco Systems Inc 5.3% 2/26/2054	10,000	9,728
Cisco Systems Inc 5.5% 1/15/2040	135,000	141,733
Cisco Systems Inc 5.9% 2/15/2039	90,000	98,419
Motorola Solutions Inc 5.2% 8/15/2032	140,000	146,167
		644,817
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp 3.8% 11/15/2027	200,000	200,336
Amphenol Corp 4.125% 11/15/2030	150,000	150,754
Amphenol Corp 4.35% 6/1/2029	50,000	50,770
Amphenol Corp 4.625% 2/15/2036	30,000	29,816
Amphenol Corp 5.25% 4/5/2034	80,000	83,803
Amphenol Corp 5.3% 11/15/2055	50,000	48,417
Amphenol Corp 5.375% 11/15/2054	18,000	17,745
Corning Inc 3.9% 11/15/2049	20,000	15,793
Corning Inc 4.375% 11/15/2057	100,000	83,570
Corning Inc 5.35% 11/15/2048	20,000	19,874
Dell International LLC / EMC Corp 4.9% 10/1/2026	30,000	30,104
Dell International LLC / EMC Corp 5% 4/1/2030	130,000	133,700
Dell International LLC / EMC Corp 5.3% 10/1/2029	80,000	83,030
Dell International LLC / EMC Corp 8.1% 7/15/2036	40,000	48,640
Dell International LLC / EMC Corp 8.35% 7/15/2046	134,000	171,353
Flex Ltd 5.25% 1/15/2032	60,000	61,598
Vontier Corp 1.8% 4/1/2026	50,000	49,886
		1,279,189
IT Services - 0.2%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	130,000	128,639
CDW LLC / CDW Finance Corp 3.569% 12/1/2031	30,000	27,927
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	40,000	40,623
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	20,000	20,129
IBM Corporation 2.85% 5/15/2040	135,000	102,127
IBM Corporation 2.95% 5/15/2050	100,000	64,114
IBM Corporation 3.5% 5/15/2029	240,000	236,622
IBM Corporation 4.15% 5/15/2039	100,000	89,672
IBM Corporation 4.95% 2/3/2036	100,000	100,195
IBM Corporation 5.2% 2/10/2035	200,000	206,460
IBM Corporation 5.6% 11/30/2039	110,000	114,487
		1,130,995
Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices Inc 4.393% 6/1/2052	20,000	17,134
Analog Devices Inc 2.8% 10/1/2041	50,000	37,658
Analog Devices Inc 2.95% 10/1/2051	50,000	33,072
Analog Devices Inc 4.5% 6/15/2030	30,000	30,680
Analog Devices Inc 5.3% 12/15/2045	20,000	19,969
Applied Materials Inc 4% 1/15/2031	50,000	50,047
Applied Materials Inc 4.35% 4/1/2047	76,000	67,343
Broadcom Inc 3.419% 4/15/2033	185,000	173,280
Broadcom Inc 3.469% 4/15/2034	400,000	370,125
Broadcom Inc 3.75% 2/15/2051	80,000	61,681
Broadcom Inc 4.15% 4/15/2032 (d)	70,000	69,314
Broadcom Inc 4.3% 1/15/2031	170,000	171,508
Broadcom Inc 4.3% 11/15/2032	150,000	149,481
Broadcom Inc 4.55% 2/15/2032	70,000	70,945
Broadcom Inc 4.6% 7/15/2030	90,000	92,023
Broadcom Inc 4.8% 10/15/2034	70,000	70,778
Broadcom Inc 4.8% 2/15/2036	180,000	180,444
Broadcom Inc 5.05% 7/12/2029	50,000	51,734
Broadcom Inc 5.7% 1/15/2056	100,000	102,687
Intel Corp 2.45% 11/15/2029	50,000	47,147
Intel Corp 4% 8/5/2029	210,000	209,486
Intel Corp 4.1% 5/19/2046	70,000	54,415
Intel Corp 4.6% 3/25/2040	100,000	90,919
Intel Corp 4.75% 3/25/2050	150,000	125,298
Intel Corp 4.875% 2/10/2028	50,000	50,792
Intel Corp 4.9% 8/5/2052	50,000	42,194
Intel Corp 5.05% 8/5/2062	20,000	16,646
Intel Corp 5.15% 2/21/2034	60,000	61,369
Intel Corp 5.2% 2/10/2033	70,000	72,174
Intel Corp 5.7% 2/10/2053	70,000	66,482
Intel Corp 5.9% 2/10/2063	110,000	105,840
KLA Corp 3.3% 3/1/2050	60,000	42,606
KLA Corp 4.65% 7/15/2032	210,000	215,366
KLA Corp 5.25% 7/15/2062	5,000	4,722
Lam Research Corp 2.875% 6/15/2050	50,000	32,997
Marvell Technology Inc 4.75% 7/15/2030	30,000	30,585
Marvell Technology Inc 4.875% 6/22/2028	100,000	101,919
Marvell Technology Inc 5.45% 7/15/2035	30,000	31,231
Micron Technology Inc 3.366% 11/1/2041	55,000	43,601
Micron Technology Inc 5.65% 11/1/2032	30,000	31,977
Micron Technology Inc 5.8% 1/15/2035	20,000	21,418
Micron Technology Inc 5.875% 2/9/2033	50,000	53,850
Micron Technology Inc 5.875% 9/15/2033	10,000	10,758
Micron Technology Inc 6.05% 11/1/2035	10,000	10,863
NVIDIA Corp 2% 6/15/2031	215,000	195,992
NVIDIA Corp 3.5% 4/1/2050	10,000	7,632
NVIDIA Corp 3.7% 4/1/2060	30,000	22,518
QUALCOMM Inc 3.25% 5/20/2027	120,000	119,379
QUALCOMM Inc 3.25% 5/20/2050	50,000	34,976
QUALCOMM Inc 4.3% 5/20/2047	55,000	46,701
QUALCOMM Inc 4.5% 5/20/2030	50,000	50,997
QUALCOMM Inc 4.65% 5/20/2035	145,000	146,544
QUALCOMM Inc 5% 5/20/2035	50,000	51,299
QUALCOMM Inc 6% 5/20/2053	30,000	31,724
Teledyne FLIR LLC 2.5% 8/1/2030	55,000	51,506
Texas Instruments Inc 4.5% 5/23/2030	70,000	71,451
Texas Instruments Inc 5.05% 5/18/2063	100,000	91,199
Texas Instruments Inc 5.1% 5/23/2035	70,000	72,886
		4,389,362
Software - 0.9%
Adobe Inc 4.95% 4/4/2034	40,000	41,021
Autodesk Inc 2.4% 12/15/2031	40,000	35,863
Autodesk Inc 5.3% 6/15/2035	20,000	20,492
Cadence Design Systems Inc 4.3% 9/10/2029	40,000	40,407
Cadence Design Systems Inc 4.7% 9/10/2034	20,000	20,173
Intuit Inc 5.2% 9/15/2033	20,000	20,741
Intuit Inc 5.5% 9/15/2053	50,000	47,322
Microsoft Corp 2.5% 9/15/2050	110,000	67,899
Microsoft Corp 2.525% 6/1/2050	180,000	112,074
Microsoft Corp 2.921% 3/17/2052	336,000	223,840
Microsoft Corp 3.041% 3/17/2062	30,000	18,857
Microsoft Corp 3.3% 2/6/2027	350,000	348,865
Microsoft Corp 3.45% 8/8/2036	250,000	230,881
Microsoft Corp 3.75% 2/12/2045	50,000	41,854
Microsoft Corp 4.25% 2/6/2047	60,000	53,375
Oracle Corp 2.3% 3/25/2028	60,000	57,511
Oracle Corp 2.65% 7/15/2026	242,000	240,551
Oracle Corp 2.8% 4/1/2027	110,000	108,381
Oracle Corp 2.95% 4/1/2030	210,000	195,431
Oracle Corp 3.6% 4/1/2040	50,000	37,785
Oracle Corp 3.6% 4/1/2050	310,000	193,913
Oracle Corp 3.8% 11/15/2037	110,000	90,466
Oracle Corp 3.85% 4/1/2060	310,000	188,587
Oracle Corp 3.9% 5/15/2035	50,000	43,877
Oracle Corp 4.1% 3/25/2061	20,000	12,802
Oracle Corp 4.125% 5/15/2045	110,000	79,449
Oracle Corp 4.2% 9/27/2029	470,000	464,228
Oracle Corp 4.375% 5/15/2055	50,000	34,560
Oracle Corp 4.55% 2/4/2029	110,000	110,209
Oracle Corp 4.7% 9/27/2034	130,000	122,169
Oracle Corp 4.95% 2/4/2031	100,000	99,795
Oracle Corp 5.2% 9/26/2035	390,000	376,878
Oracle Corp 5.5% 8/3/2035	50,000	49,427
Oracle Corp 5.55% 2/6/2053	90,000	74,844
Oracle Corp 5.7% 2/4/2036	180,000	180,101
Oracle Corp 5.95% 9/26/2055	150,000	131,999
Oracle Corp 6% 8/3/2055	50,000	44,045
Oracle Corp 6.25% 11/9/2032	110,000	116,151
Oracle Corp 6.55% 2/4/2046	100,000	97,445
Oracle Corp 6.7% 2/4/2056	250,000	242,440
Roper Technologies Inc 1.4% 9/15/2027	30,000	28,852
Roper Technologies Inc 1.75% 2/15/2031	30,000	26,354
Roper Technologies Inc 2% 6/30/2030	110,000	99,880
Roper Technologies Inc 4.9% 10/15/2034	20,000	19,879
Roper Technologies Inc 5.1% 9/15/2035	30,000	29,948
Salesforce Inc 1.95% 7/15/2031	195,000	173,406
Salesforce Inc 2.7% 7/15/2041	50,000	35,513
Synopsys Inc 4.65% 4/1/2028	210,000	212,675
Synopsys Inc 4.85% 4/1/2030	30,000	30,718
Synopsys Inc 5% 4/1/2032	70,000	72,175
Synopsys Inc 5.15% 4/1/2035	60,000	61,446
Synopsys Inc 5.7% 4/1/2055	80,000	79,954
VMware LLC 1.4% 8/15/2026	97,000	95,853
VMware LLC 4.7% 5/15/2030	70,000	71,567
		5,754,928
Technology Hardware, Storage & Peripherals - 0.4%
Apple Inc 1.25% 8/20/2030	270,000	242,369
Apple Inc 1.65% 2/8/2031	370,000	334,553
Apple Inc 1.65% 5/11/2030	100,000	91,805
Apple Inc 1.7% 8/5/2031	52,000	46,635
Apple Inc 2.2% 9/11/2029	360,000	343,078
Apple Inc 2.375% 2/8/2041	160,000	117,436
Apple Inc 2.65% 2/8/2051	270,000	170,379
Apple Inc 2.7% 8/5/2051	30,000	19,079
Apple Inc 2.8% 2/8/2061	155,000	92,251
Apple Inc 2.85% 8/5/2061	51,000	30,866
Apple Inc 2.95% 9/11/2049	90,000	61,468
Apple Inc 3% 11/13/2027	195,000	193,501
Apple Inc 3.85% 5/4/2043	177,000	151,717
Apple Inc 4% 5/10/2028	100,000	100,867
Apple Inc 4.2% 5/12/2030	210,000	213,423
Apple Inc 4.3% 5/10/2033	50,000	51,097
Apple Inc 4.375% 5/13/2045	60,000	54,296
Hewlett Packard Enterprise Co 4.4% 10/15/2030	190,000	190,251
Hewlett Packard Enterprise Co 4.55% 10/15/2029	220,000	222,631
Hewlett Packard Enterprise Co 5% 10/15/2034	70,000	69,365
Hewlett Packard Enterprise Co 5.6% 10/15/2054	50,000	46,016
HP Inc 6% 9/15/2041	170,000	170,497
		3,013,580
TOTAL INFORMATION TECHNOLOGY		16,212,871
Materials - 0.6%
Chemicals - 0.3%
Air Products and Chemicals Inc 1.85% 5/15/2027	200,000	195,925
Air Products and Chemicals Inc 2.05% 5/15/2030	20,000	18,540
Air Products and Chemicals Inc 2.8% 5/15/2050	20,000	13,093
Air Products and Chemicals Inc 4.75% 2/8/2031	50,000	51,643
Air Products and Chemicals Inc 4.9% 10/11/2032	100,000	103,638
Albemarle Corp 4.65% 6/1/2027	50,000	50,366
Albemarle Corp 5.05% 6/1/2032	30,000	30,552
CF Industries Inc 5.15% 3/15/2034	70,000	71,288
Dow Chemical Co/The 2.1% 11/15/2030	150,000	133,688
Dow Chemical Co/The 3.6% 11/15/2050	30,000	19,508
Dow Chemical Co/The 4.25% 10/1/2034	105,000	97,083
Dow Chemical Co/The 4.375% 11/15/2042	20,000	15,829
Dow Chemical Co/The 4.8% 5/15/2049	40,000	31,266
Dow Chemical Co/The 5.55% 11/30/2048	50,000	44,055
Dow Chemical Co/The 5.65% 3/15/2036	30,000	30,068
Dow Chemical Co/The 6.9% 5/15/2053	30,000	30,716
Ecolab Inc 1.3% 1/30/2031	125,000	110,087
Ecolab Inc 2.125% 2/1/2032	50,000	44,846
Ecolab Inc 2.7% 12/15/2051	25,000	15,764
Ecolab Inc 2.75% 8/18/2055	20,000	12,321
Ecolab Inc 5% 9/1/2035	20,000	20,650
International Flavors & Fragrances Inc 4.45% 9/26/2028	90,000	90,686
LYB International Finance BV 4.875% 3/15/2044	20,000	16,752
LYB International Finance BV 5.25% 7/15/2043	50,000	43,798
LYB International Finance II BV 3.5% 3/2/2027	90,000	89,656
LYB International Finance III LLC 3.375% 10/1/2040	50,000	37,028
LYB International Finance III LLC 3.625% 4/1/2051	50,000	32,644
LYB International Finance III LLC 5.125% 1/15/2031	30,000	30,506
LYB International Finance III LLC 5.875% 1/15/2036	20,000	20,220
LyondellBasell Industries NV 4.625% 2/26/2055	40,000	30,832
Mosaic Co/The 4.05% 11/15/2027	70,000	70,061
Mosaic Co/The 5.625% 11/15/2043	20,000	19,585
RPM International Inc 2.95% 1/15/2032	20,000	18,388
RPM International Inc 3.75% 3/15/2027	50,000	49,859
Sherwin-Williams Co/The 2.9% 3/15/2052	20,000	12,567
Sherwin-Williams Co/The 3.45% 6/1/2027	300,000	298,513
Sherwin-Williams Co/The 4.5% 6/1/2047	54,000	46,826
Westlake Corp 3.125% 8/15/2051	70,000	43,435
Westlake Corp 5.55% 11/15/2035	50,000	50,775
		2,143,057
Construction Materials - 0.1%
Amrize Finance US LLC 5.4% 4/7/2035	120,000	125,491
CRH America Finance Inc 4.4% 2/9/2031	80,000	80,596
CRH America Finance Inc 5.6% 2/9/2056	30,000	29,988
Martin Marietta Materials Inc 2.4% 7/15/2031	55,000	50,029
Martin Marietta Materials Inc 2.5% 3/15/2030	60,000	56,563
Martin Marietta Materials Inc 5.15% 12/1/2034	20,000	20,645
Martin Marietta Materials Inc 5.5% 12/1/2054	50,000	49,097
Vulcan Materials Co 4.7% 3/1/2048	20,000	17,917
Vulcan Materials Co 5.35% 12/1/2034	70,000	73,012
		503,338
Containers & Packaging - 0.2%
Amcor Flexibles North America Inc 5.1% 3/17/2030	350,000	362,247
Avery Dennison Corp 4.875% 12/6/2028	50,000	50,976
International Paper Co 4.35% 8/15/2048	30,000	24,518
International Paper Co 4.4% 8/15/2047	20,000	16,642
International Paper Co 7.3% 11/15/2039	50,000	58,529
Packaging Corp of America 3% 12/15/2029	110,000	106,077
Packaging Corp of America 5.2% 8/15/2035	30,000	30,759
Sonoco Products Co 4.6% 9/1/2029	130,000	131,810
WestRock MWV LLC 7.95% 2/15/2031	50,000	57,675
WRKCo Inc 3% 6/15/2033	120,000	108,315
WRKCo Inc 4% 3/15/2028	100,000	100,170
WRKCo Inc 4.9% 3/15/2029	10,000	10,233
		1,057,951
Metals & Mining - 0.0%
Freeport-McMoRan Inc 5.45% 3/15/2043	85,000	84,098
Newmont Corp 5.45% 6/9/2044	50,000	50,627
		134,725
TOTAL MATERIALS		3,839,071
Real Estate - 0.9%
Diversified REITs - 0.0%
Equinix Europe 2 Financing Corp LLC 4.6% 11/15/2030	30,000	30,357
Equinix Europe 2 Financing Corp LLC 5.127% 3/15/2033 (b)	50,000	50,185
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	110,000	114,791
Piedmont Operating Partnership LP 9.25% 7/20/2028	70,000	77,094
Safehold GL Holdings LLC 2.8% 6/15/2031	50,000	46,130
Store Capital LLC 4.5% 3/15/2028	50,000	50,185
WP Carey Inc 2.45% 2/1/2032	30,000	26,847
WP Carey Inc 5.375% 6/30/2034	20,000	20,783
		416,372
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc 2.95% 3/15/2034	75,000	65,267
Alexandria Real Estate Equities Inc 5.25% 3/15/2036	150,000	150,095
Alexandria Real Estate Equities Inc 5.625% 5/15/2054	20,000	19,348
Healthpeak OP LLC 2.875% 1/15/2031	210,000	196,686
Omega Healthcare Investors Inc 3.375% 2/1/2031	40,000	37,748
Omega Healthcare Investors Inc 5.2% 7/1/2030	20,000	20,512
Ventas Realty LP 4.875% 4/15/2049	80,000	71,503
Welltower OP LLC 2.7% 2/15/2027	120,000	118,671
Welltower OP LLC 2.75% 1/15/2032	50,000	46,164
Welltower OP LLC 4.95% 9/1/2048	36,000	34,049
		760,043
Industrial REITs - 0.1%
Prologis LP 1.625% 3/15/2031	100,000	89,030
Prologis LP 1.75% 2/1/2031	100,000	89,500
Prologis LP 4.625% 1/15/2033	50,000	50,743
Prologis LP 4.75% 1/15/2031	20,000	20,634
Prologis LP 5% 3/15/2034	50,000	51,432
Prologis LP 5.125% 1/15/2034	50,000	51,826
Prologis LP 5.25% 3/15/2054	20,000	19,268
Prologis LP 5.25% 5/15/2035	20,000	20,837
Prologis LP 5.25% 6/15/2053	40,000	38,697
		431,967
Office REITs - 0.0%
Boston Properties LP 2.75% 10/1/2026	40,000	39,684
Boston Properties LP 2.9% 3/15/2030	40,000	37,746
Boston Properties LP 3.25% 1/30/2031	107,000	100,786
Boston Properties LP 5.75% 1/15/2035	30,000	30,562
COPT Defense Properties LP 2.75% 4/15/2031	40,000	36,940
Highwoods Realty LP 2.6% 2/1/2031	50,000	44,976
Kilroy Realty LP 3.05% 2/15/2030	50,000	46,588
Kilroy Realty LP 5.875% 10/15/2035	20,000	19,716
Kilroy Realty LP 6.25% 1/15/2036	10,000	10,207
		367,205
Real Estate Management & Development - 0.1%
CBRE Services Inc 5.1% 6/15/2030	40,000	40,804
CBRE Services Inc 5.95% 8/15/2034	50,000	53,475
Digital Realty Trust LP 3.7% 8/15/2027	26,000	25,897
Digital Realty Trust LP 5.55% 1/15/2028	35,000	36,018
Extra Space Storage LP 3.9% 4/1/2029	120,000	119,392
Extra Space Storage LP 4.95% 1/15/2033	30,000	30,479
Extra Space Storage LP 5.35% 1/15/2035	50,000	51,460
Extra Space Storage LP 5.4% 2/1/2034	10,000	10,315
Extra Space Storage LP 5.4% 6/15/2035	50,000	51,673
Mid-America Apartments LP 4.2% 6/15/2028	75,000	75,518
Mid-America Apartments LP 5.3% 2/15/2032	30,000	31,507
		526,538
Residential REITs - 0.1%
American Homes 4 Rent LP 4.9% 2/15/2029	135,000	137,529
American Homes 4 Rent LP 4.95% 6/15/2030	60,000	61,226
American Homes 4 Rent LP 5.5% 2/1/2034	20,000	20,655
AvalonBay Communities Inc 2.05% 1/15/2032	105,000	93,472
AvalonBay Communities Inc 5.3% 12/7/2033	30,000	31,604
Camden Property Trust 4.9% 1/15/2034	50,000	51,130
ERP Operating LP 4.5% 6/1/2045	20,000	17,740
ERP Operating LP 4.5% 7/1/2044	50,000	45,562
Invitation Homes Operating Partnership LP 2.7% 1/15/2034	15,000	12,849
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	50,000	48,665
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	30,000	30,210
Sun Communities Operating LP 2.7% 7/15/2031	80,000	73,416
UDR Inc 2.1% 6/15/2033	35,000	29,544
UDR Inc 3.2% 1/15/2030	40,000	38,823
		692,425
Retail REITs - 0.3%
Agree LP 5.625% 6/15/2034	50,000	52,771
Brixmor Operating Partnership LP 2.25% 4/1/2028	50,000	48,262
Brixmor Operating Partnership LP 4.05% 7/1/2030	12,000	11,893
Brixmor Operating Partnership LP 4.125% 5/15/2029	9,000	9,015
Brixmor Operating Partnership LP 4.85% 2/15/2033	30,000	30,264
Brixmor Operating Partnership LP 5.5% 2/15/2034	20,000	20,827
Federal Realty OP LP 3.5% 6/1/2030	50,000	48,598
Kimco Realty OP LLC 1.9% 3/1/2028	110,000	106,019
Kimco Realty OP LLC 2.8% 10/1/2026	150,000	149,029
Kimco Realty OP LLC 4.6% 2/1/2033	10,000	10,108
Kimco Realty OP LLC 4.85% 3/1/2035	50,000	50,569
Kimco Realty OP LLC 6.4% 3/1/2034	20,000	22,286
Kite Realty Group LP 5.2% 8/15/2032	50,000	51,557
NNN REIT Inc 3% 4/15/2052	50,000	32,040
NNN REIT Inc 5.5% 6/15/2034	20,000	20,908
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033	40,000	40,071
Phillips Edison Grocery Center Operating Partnership I LP 5.25% 8/15/2032	20,000	20,704
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	15,000	15,879
Realty Income Corp 2.85% 12/15/2032	175,000	159,447
Realty Income Corp 4% 7/15/2029	60,000	60,053
Realty Income Corp 4.125% 10/15/2026	75,000	75,069
Realty Income Corp 4.5% 2/1/2033	40,000	40,082
Realty Income Corp 4.9% 7/15/2033	50,000	51,301
Regency Centers LP 3.7% 6/15/2030	50,000	49,337
Regency Centers LP 4.5% 3/15/2033	40,000	40,014
Regency Centers LP 5.1% 1/15/2035	30,000	30,674
Regency Centers LP 5.25% 1/15/2034	20,000	20,762
Simon Property Group LP 2.2% 2/1/2031	100,000	91,295
Simon Property Group LP 2.65% 7/15/2030	50,000	47,249
Simon Property Group LP 3.25% 9/13/2049	20,000	14,064
Simon Property Group LP 3.375% 12/1/2027	125,000	124,191
Simon Property Group LP 4.3% 1/15/2031	20,000	20,110
Simon Property Group LP 4.375% 10/1/2030	100,000	101,278
Simon Property Group LP 4.75% 3/15/2042	55,000	51,787
Simon Property Group LP 4.75% 9/26/2034	50,000	50,345
Simon Property Group LP 5.85% 3/8/2053	20,000	20,777
Simon Property Group LP 6.65% 1/15/2054	30,000	34,070
		1,822,705
Specialized REITs - 0.2%
American Tower Corp 2.1% 6/15/2030	60,000	55,091
American Tower Corp 3.1% 6/15/2050	60,000	40,301
American Tower Corp 3.55% 7/15/2027	100,000	99,496
American Tower Corp 3.6% 1/15/2028	110,000	109,196
American Tower Corp 3.7% 10/15/2049	10,000	7,548
American Tower Corp 4.7% 12/15/2032	40,000	40,460
American Tower Corp 4.9% 3/15/2030	100,000	102,763
American Tower Corp 5.35% 3/15/2035	20,000	20,767
American Tower Corp 5.4% 1/31/2035	30,000	31,243
American Tower Corp 5.9% 11/15/2033	70,000	75,533
Crown Castle Inc 2.25% 1/15/2031	145,000	131,079
Crown Castle Inc 2.9% 4/1/2041	60,000	44,622
Crown Castle Inc 3.25% 1/15/2051	47,000	31,649
Crown Castle Inc 4.15% 7/1/2050	50,000	39,749
CubeSmart LP 3% 2/15/2030	50,000	47,909
EPR Properties 4.5% 6/1/2027	50,000	50,088
EPR Properties 4.95% 4/15/2028	50,000	50,585
Equinix Inc 3.9% 4/15/2032	130,000	125,905
Public Storage Operating Co 4.375% 7/1/2030	30,000	30,488
Public Storage Operating Co 5.1% 8/1/2033	80,000	83,513
Public Storage Operating Co 5.35% 8/1/2053	20,000	19,601
Weyerhaeuser Co 4% 11/15/2029	75,000	74,652
		1,312,238
TOTAL REAL ESTATE		6,329,493
Utilities - 1.0%
Electric Utilities - 0.7%
AEP Texas Inc 2.1% 7/1/2030	10,000	9,213
AEP Texas Inc 3.8% 10/1/2047	65,000	48,793
AEP Texas Inc 5.7% 5/15/2034	45,000	47,667
Baltimore Gas and Electric Co 3.5% 8/15/2046	50,000	37,834
Baltimore Gas and Electric Co 5.4% 6/1/2053	50,000	48,773
Baltimore Gas and Electric Co 5.45% 6/1/2035	60,000	62,970
CenterPoint Energy Houston Electric LLC 3.35% 4/1/2051	90,000	64,100
CenterPoint Energy Houston Electric LLC 4.5% 4/1/2044	49,000	43,675
CenterPoint Energy Houston Electric LLC 4.85% 4/1/2036	40,000	40,124
CenterPoint Energy Houston Electric LLC 4.95% 4/1/2033	30,000	30,755
CenterPoint Energy Houston Electric LLC 5.2% 10/1/2028	90,000	92,976
Commonwealth Edison Co 3.8% 10/1/2042	125,000	102,881
Commonwealth Edison Co 4% 3/1/2048	86,000	69,928
Commonwealth Edison Co 5.3% 6/1/2034	80,000	84,073
Commonwealth Edison Co 5.95% 6/1/2055	30,000	31,349
Connecticut Light and Power Co/The 4% 4/1/2048	20,000	16,232
Connecticut Light and Power Co/The 5.25% 1/15/2053	20,000	19,274
Consolidated Edison Co of New York Inc 3.7% 11/15/2059	80,000	56,709
Consolidated Edison Co of New York Inc 3.85% 6/15/2046	50,000	39,810
Consolidated Edison Co of New York Inc 3.875% 6/15/2047	44,000	34,762
Consolidated Edison Co of New York Inc 3.95% 4/1/2050	130,000	102,957
Consolidated Edison Co of New York Inc 4.45% 3/15/2044	45,000	39,820
Consolidated Edison Co of New York Inc 5.3% 3/1/2035	50,000	52,152
Consolidated Edison Co of New York Inc 5.5% 12/1/2039	50,000	52,058
Consolidated Edison Co of New York Inc 5.7% 5/15/2054	30,000	30,349
Consolidated Edison Co of New York Inc 5.75% 11/15/2055	50,000	50,742
Consolidated Edison Co of New York Inc 6.2% 6/15/2036	100,000	110,680
Entergy Tex Inc 5.25% 4/15/2035	40,000	41,511
Entergy Tex Inc 5.8% 9/1/2053	30,000	30,659
Eversource Energy 2.55% 3/15/2031	125,000	114,823
Eversource Energy 5.45% 3/1/2028	200,000	205,238
Exelon Corp 2.75% 3/15/2027	160,000	158,115
Exelon Corp 3.4% 4/15/2026	190,000	189,844
Exelon Corp 4.05% 4/15/2030	140,000	139,581
Exelon Corp 4.1% 3/15/2052	65,000	51,013
Exelon Corp 4.45% 4/15/2046	20,000	17,019
Exelon Corp 4.95% 3/15/2036	50,000	49,708
Exelon Corp 5.125% 3/15/2031	30,000	31,259
Exelon Corp 5.3% 3/15/2033	20,000	20,958
Exelon Corp 5.45% 3/15/2034	35,000	36,760
Exelon Corp 5.875% 3/15/2055	30,000	30,105
ITC Holdings Corp 3.25% 6/30/2026	50,000	49,838
Jersey Central Power & Light Co 4.4% 1/15/2031 (d)	10,000	10,057
Jersey Central Power & Light Co 5.1% 1/15/2035	30,000	30,812
National Grid USA 5.803% 4/1/2035	10,000	10,628
NSTAR Electric Co 4.95% 9/15/2052	40,000	36,548
NSTAR Electric Co 5.2% 3/1/2035	110,000	113,240
Ohio Power Co 2.9% 10/1/2051	20,000	12,566
Ohio Power Co 5% 6/1/2033	50,000	51,092
Oncor Electric Delivery Co LLC 3.75% 4/1/2045	25,000	19,975
Oncor Electric Delivery Co LLC 3.8% 9/30/2047	30,000	23,444
Oncor Electric Delivery Co LLC 4.6% 6/1/2052	50,000	42,704
Oncor Electric Delivery Co LLC 4.95% 9/15/2052	10,000	9,128
Oncor Electric Delivery Co LLC 5.3% 6/1/2042	85,000	84,597
Oncor Electric Delivery Co LLC 5.35% 4/1/2035 (d)	120,000	124,967
Oncor Electric Delivery Co LLC 5.65% 11/15/2033	30,000	32,187
PECO Energy Co 3.9% 3/1/2048	50,000	40,015
PECO Energy Co 4.6% 5/15/2052	30,000	26,016
PECO Energy Co 4.875% 9/15/2035	50,000	50,682
PECO Energy Co 5.65% 9/15/2055	20,000	20,233
PG&E Wildfire Recovery Funding LLC 5.212% 12/1/2049	110,000	109,299
Potomac Electric Power Co 6.5% 11/15/2037	30,000	34,028
PPL Electric Utilities Corp 3% 10/1/2049	30,000	20,219
PPL Electric Utilities Corp 5% 5/15/2033	50,000	51,655
PPL Electric Utilities Corp 5.25% 5/15/2053	20,000	19,267
PPL Electric Utilities Corp 5.55% 8/15/2055	30,000	30,218
Public Service Co of New Hampshire 5.15% 1/15/2053	20,000	18,899
Public Service Electric and Gas Co 3.2% 5/15/2029	60,000	58,846
Public Service Electric and Gas Co 3.6% 12/1/2047	87,000	66,176
Public Service Electric and Gas Co 3.65% 9/1/2042	100,000	81,812
Public Service Electric and Gas Co 4.2% 1/1/2031	50,000	50,317
Public Service Electric and Gas Co 4.9% 8/15/2035	30,000	30,603
Public Service Electric and Gas Co 5.3% 8/1/2054	10,000	9,706
Public Service Electric and Gas Co 5.5% 3/1/2055	20,000	19,818
Public Service Electric and Gas Co 5.625% 1/1/2056	20,000	20,425
Public Service Electric and Gas Co 5.8% 5/1/2037	35,000	37,965
Tampa Electric Co 3.625% 6/15/2050	90,000	67,108
		4,052,339
Gas Utilities - 0.1%
Atmos Energy Corp 3% 6/15/2027	100,000	99,175
Atmos Energy Corp 4.125% 10/15/2044	75,000	64,477
Atmos Energy Corp 4.125% 3/15/2049	30,000	24,721
Atmos Energy Corp 5.45% 1/15/2056	40,000	39,429
Atmos Energy Corp 5.9% 11/15/2033	100,000	109,318
ONE Gas Inc 5.1% 4/1/2029	90,000	93,054
Piedmont Natural Gas Co Inc 2.5% 3/15/2031	80,000	73,739
Piedmont Natural Gas Co Inc 3.5% 6/1/2029	10,000	9,864
Piedmont Natural Gas Co Inc 5.1% 2/15/2035	30,000	30,733
Southern California Gas Co 2.55% 2/1/2030	90,000	85,437
Southern California Gas Co 3.75% 9/15/2042	20,000	16,191
Southern California Gas Co 4.3% 1/15/2049	20,000	16,492
Southern California Gas Co 5.05% 9/1/2034	30,000	30,804
Southern California Gas Co 5.2% 6/1/2033	50,000	52,031
Southern California Gas Co 5.6% 4/1/2054	10,000	9,850
Southern California Gas Co 6% 6/15/2055	60,000	62,254
Southwest Gas Corp 3.7% 4/1/2028	60,000	59,716
Southwest Gas Corp 4.15% 6/1/2049	20,000	16,042
Southwest Gas Corp 5.45% 3/23/2028	36,000	36,996
Washington Gas Light Co 3.65% 9/15/2049	20,000	14,905
		945,228
Independent Power and Renewable Electricity Producers - 0.0%
Southern Power Co 4.9% 10/1/2035	50,000	49,819
Multi-Utilities - 0.2%
CMS Energy Corp 3.45% 8/15/2027	60,000	59,584
CMS Energy Corp 6.5% 6/1/2055 (c)	40,000	41,803
Consumers Energy Co 4.35% 4/15/2049	100,000	85,560
Consumers Energy Co 4.9% 2/15/2029	80,000	82,275
NiSource Inc 3.6% 5/1/2030	250,000	245,232
NiSource Inc 4.375% 5/15/2047	165,000	139,545
NiSource Inc 4.8% 2/15/2044	40,000	36,421
NiSource Inc 6.95% 11/30/2054 (c)	40,000	41,793
San Diego Gas & Electric Co 2.95% 8/15/2051	60,000	39,300
San Diego Gas & Electric Co 3.75% 6/1/2047	85,000	66,202
San Diego Gas & Electric Co 4.95% 8/15/2028	110,000	112,879
San Diego Gas & Electric Co 5.4% 4/15/2035	40,000	41,685
Sempra 3.4% 2/1/2028	26,000	25,716
Sempra 3.8% 2/1/2038	30,000	26,211
Sempra 4% 2/1/2048	86,000	66,752
Sempra 6.875% 10/1/2054 (c)	80,000	82,406
		1,193,364
Water Utilities - 0.0%
American Water Capital Corp 2.3% 6/1/2031	50,000	45,741
American Water Capital Corp 2.95% 9/1/2027	90,000	88,994
American Water Capital Corp 3.75% 9/1/2047	80,000	62,245
American Water Capital Corp 4.3% 9/1/2045	25,000	21,571
American Water Capital Corp 6.593% 10/15/2037	64,000	73,690
		292,241
TOTAL UTILITIES		6,532,991
TOTAL UNITED STATES		143,864,002
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $186,829,811)		182,285,117

U.S. Government Agency - Mortgage Securities - 24.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 24.7%
Fannie Mae 2% 2/1/2038	598,427	558,119
Fannie Mae 2% 2/1/2052	68,561	57,866
Fannie Mae 2% 4/1/2052	92,143	77,482
Fannie Mae 3% 3/1/2050	5,713	5,235
Fannie Mae 5% 8/1/2053	84,372	85,102
Fannie Mae 5.5% 1/1/2055	207,722	214,170
Fannie Mae 5.5% 9/1/2054	168,951	172,029
Fannie Mae 6% 12/1/2054	75,404	79,166
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	131,711	120,111
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2052	92,525	73,473
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	336,666	308,385
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	150,002	136,815
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	537,422	490,176
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	152,836	121,366
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	81,371	64,616
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2041	92,562	79,369
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	173,179	158,414
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2037	71,646	65,337
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2052	80,814	64,173
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2037	66,708	60,833
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	80,181	63,721
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	193,852	153,936
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	87,131	69,190
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	184,380	172,364
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	82,933	77,346
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	313,195	262,286
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	49,725	41,581
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	369,222	309,091
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	182,713	152,957
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	101,652	85,097
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	602,938	503,426
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	77,158	71,985
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	235,627	197,253
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	233,912	195,818
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	819,964	684,633
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	688,931	575,226
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	414,394	348,202
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	243,151	201,500
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	752,168	703,149
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	61,309	57,198
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	2,910,787	2,436,742
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	240,676	201,405
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	192,589	162,007
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	82,836	69,553
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	497,753	415,601
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	296,730	249,333
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	231,404	195,309
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	222,199	186,846
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	255,405	238,202
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	1,759,616	1,472,499
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	176,572	148,202
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	121,730	102,476
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	49,246	41,210
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	348,457	290,401
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	106,633	89,400
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	140,539	131,073
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	192,529	160,993
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	70,552	59,635
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2037	461,062	430,006
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2037	300,203	279,982
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	873,188	730,164
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	395,245	330,506
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	269,227	225,129
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	694,552	580,787
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2052	731,582	610,838
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	127,617	119,898
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	111,238	93,192
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	658,970	550,416
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	344,295	288,439
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	51,351	42,988
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	326,883	293,516
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	204,178	171,054
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	85,656	71,760
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	15,249	12,775
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	105,180	88,773
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	216,061	181,009
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	204,825	171,852
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2027	6,727	6,681
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2050	26,080	22,934
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	308,809	270,215
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	635,590	550,992
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	257,162	222,933
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	49,758	43,881
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	40,971	35,940
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	40,376	35,608
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	28,717	25,325
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	23,762	20,599
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2034	64,325	61,808
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2036	74,753	71,384
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,012,411	880,456
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	364,493	317,687
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	113,703	100,701
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	57,279	50,246
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	49,672	43,091
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2034	31,114	29,897
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	23,352	20,536
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	38,507	33,706
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	103,111	99,920
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2037	206,340	194,832
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	232,408	203,363
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	322,825	284,094
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	292,586	256,385
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	254,048	223,409
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	73,406	63,681
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	208,760	192,699
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	30,251	26,679
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	19,828	17,388
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	128,957	123,024
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	121,255	116,207
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	73,966	64,537
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	688,513	599,238
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	9,293	8,946
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2047	32,656	29,044
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2050	55,991	49,134
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	273,047	238,240
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	291,370	270,066
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	78,850	69,069
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	668,130	586,090
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	542,395	473,253
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	483,828	419,278
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	43,165	41,355
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2036	89,140	85,122
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	16,445	14,328
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	28,001	26,791
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2045	124,737	110,278
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	107,861	95,258
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	348,239	302,323
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	168,213	146,770
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	72,198	62,588
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	49,224	47,098
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	36,321	34,752
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2039	31,744	29,562
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	171,114	149,889
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	21,022	18,454
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	214,017	185,464
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	169,786	147,399
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	124,456	108,474
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2028	10,593	10,470
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	50,082	48,729
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	195,372	171,138
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	244,726	215,364
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	70,542	69,174
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	42,111	39,494
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	57,442	53,181
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	426,157	389,484
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	27,492	25,126
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	265,675	241,733
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	73,141	66,184
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	9,008	8,442
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	44,205	41,448
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	231,777	211,397
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	64,298	59,549
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	69,641	63,823
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	25,867	23,843
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	19,959	18,378
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	9,847	9,661
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	16,899	15,851
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	149,716	140,432
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	32,312	29,925
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	18,181	17,067
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	222,593	201,421
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	80,251	78,695
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	26,747	26,185
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	22,950	22,397
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,334	8,750
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	10,654	9,864
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	368,865	337,122
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	22,675	20,908
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	42,236	38,350
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	15,698	15,400
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	7,042	6,902
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	236,784	232,149
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	19,237	18,878
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	16,272	15,860
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	104,348	97,805
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	100,152	93,813
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	14,653	13,734
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	11,258	10,409
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	53,071	48,504
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	206,077	189,760
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	73,492	67,673
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	69,006	63,478
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	11,333	10,436
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	212,662	192,435
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	23,800	23,326
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	32,589	30,549
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	272,925	256,079
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	28,373	26,550
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	141,729	132,929
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	131,072	123,100
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	29,484	27,141
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	142,504	129,127
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2033	10,621	10,407
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2040	398,910	387,893
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	46,708	43,801
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	417,301	381,390
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	291,729	263,981
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	24,110	23,529
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2049	119,263	109,745
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	327,938	296,746
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	21,054	20,554
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	62,861	58,875
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2048	8,697	8,030
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	277,824	257,302
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	458,478	415,442
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	15,801	15,504
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	34,909	32,710
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	509,426	472,559
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2048	3,730	3,457
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	494,311	451,310
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	8,494	8,371
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	27,516	25,799
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	61,787	57,954
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	12,098	11,204
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	23,897	22,132
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	21,219	19,559
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	19,351	19,113
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	45,162	43,730
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	59,690	56,995
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	124,868	118,019
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	7,824	7,759
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	46,993	45,974
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	53,653	51,481
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2050	35,332	33,317
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2035	145,604	143,719
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	109,806	105,306
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	163,485	156,153
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2049	191,130	181,363
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	144,574	138,045
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	9,755	9,656
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2051	824,122	789,477
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	3,095	3,056
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	219,359	212,183
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	144,446	139,786
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	9,504	9,105
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	61,767	58,919
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	17,840	16,973
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2029	7,996	7,958
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	32,382	32,114
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2033	8,819	8,757
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	30,555	29,252
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	44,219	41,835
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2037	105,395	104,846
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	160,099	154,858
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	37,853	36,647
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	26,870	25,799
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	2,079,331	1,963,978
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	7,328	7,277
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	106,319	102,890
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	26,072	24,854
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2044	312,186	301,721
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	56,199	53,679
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	1,844	1,836
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	18,654	18,553
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2055	703,388	684,010
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	4,246	4,231
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	3,101	3,092
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	1,872	1,866
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	12,258	12,165
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	14,644	14,489
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	78,385	76,991
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	4,956	4,867
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2049	52,740	51,769
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	111,761	108,710
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	45,176	45,002
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	24,810	24,670
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	15,068	14,939
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	17,923	17,854
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	24,261	24,157
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	12,810	12,699
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	17,374	17,065
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	12,797	12,570
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	7,156	7,029
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	69,276	69,045
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2039	37,679	37,600
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	4,408	4,393
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	20,813	20,720
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	11,699	11,595
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	25,738	25,648
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	20,303	20,147
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	9,988	9,941
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	63,625	62,513
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	40,414	39,696
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	140,051	137,516
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2054	44,453	43,245
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2055	144,662	140,676
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	435,650	431,795
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	8,877	8,722
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2041	3,306	3,294
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	15,873	15,724
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	238,774	232,812
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	227,834	221,646
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	122,254	119,736
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	71,997	70,582
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2034	9,914	10,014
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	14,362	14,310
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	11,180	10,985
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2053	164,289	161,060
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	15,385	15,232
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	18,203	17,908
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	6,891	6,771
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	51,689	50,786
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	69,481	67,680
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	5,046	5,034
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	14,037	13,897
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	15,019	14,757
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	2,980	2,928
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	110,715	108,677
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2050	49,065	48,147
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	119,178	117,245
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	18,307	18,113
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	46,034	45,230
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	22,467	22,103
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	3,968	3,897
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	45,823	45,008
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	65,008	63,629
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	4,703	4,715
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	115,787	115,867
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	9,458	9,616
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	8,462	8,468
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	408,611	405,279
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	83,755	83,158
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	21,075	21,071
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2049	21,057	21,065
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2050	92,833	92,781
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	85,943	85,304
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2028	3,181	3,178
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	400,000	401,793
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	48,354	48,009
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	3,862	3,865
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2055	170,222	168,956
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2055	162,312	161,511
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2040	232,397	233,512
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	9,670	9,677
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2054	763,402	756,771
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2054	90,616	89,829
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	38,682	38,757
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	24,874	24,922
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	14,262	14,503
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	24,336	24,406
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	9,476	9,466
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	30,961	30,973
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2050	30,478	30,461
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	84,449	84,059
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	5,497	5,590
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	23,150	23,166
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2055	92,000	92,509
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	82,701	85,788
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2055	122,727	123,367
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	6,217	6,370
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	302,906	306,664
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	87,090	87,817
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	85,511	86,251
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	97,471	98,010
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	132,742	136,255
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	10,964	11,254
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	96,771	99,211
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	14,234	14,584
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2055	258,429	263,734
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	32,778	33,646
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2055	503,368	506,152
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	2,241	2,296
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	126,150	127,399
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2029	19,777	19,960
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	76,237	78,912
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	151,878	153,288
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2054	148,846	149,739
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	8,582	8,777
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2055	24,733	24,862
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	13,548	13,915
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	225,465	229,601
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2055	48,429	48,682
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	2,380	2,441
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	76,879	77,720
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	20,510	21,450
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	18,344	18,988
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2056	424,581	431,985
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	389,938	396,951
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	313,699	324,242
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	183,968	187,565
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	109,782	112,194
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2055	221,875	225,710
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2056	724,183	741,338
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2056	424,604	438,113
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2053	471,891	486,277
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	146,914	149,924
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	295,656	301,099
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	183,832	187,256
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2055	175,816	178,758
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	188,904	192,340
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	116,782	118,737
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	242,207	246,704
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	147,507	152,326
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	159,442	164,402
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	332,719	338,288
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	124,765	126,853
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	131,927	134,671
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	103,718	105,608
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	282,730	289,406
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	288,978	294,988
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	31,462	32,026
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	41,213	43,343
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	27,007	27,827
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	237,539	244,900
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	297,881	305,786
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	151,255	155,650
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	143,134	148,889
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	109,351	114,192
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	35,773	36,747
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	141,728	145,447
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	234,850	245,541
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,434,069	1,473,132
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	132,841	136,362
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	130,872	134,263
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	114,388	118,484
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	68,741	71,957
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	61,573	64,491
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	196,129	204,382
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	91,673	96,046
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	298,660	309,642
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	215,075	225,152
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	133,755	139,190
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	277,670	288,237
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	33,861	35,234
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2044	88,902	92,494
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	103,258	107,685
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	89,917	93,772
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2053	13,968	14,723
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	119,828	127,765
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	98,556	104,314
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	14,519	15,077
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	57,270	59,672
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	432,971	456,183
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	18,729	19,791
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	17,606	18,711
Federal Home Loan Bank 5% 1/1/2056	797,607	810,741
Freddie Mac Gold Pool 1.5% 10/1/2041	91,934	78,936
Freddie Mac Gold Pool 1.5% 10/1/2051	406,462	322,767
Freddie Mac Gold Pool 1.5% 10/1/2051	120,372	95,586
Freddie Mac Gold Pool 1.5% 11/1/2040	91,151	79,001
Freddie Mac Gold Pool 1.5% 11/1/2051	351,351	279,004
Freddie Mac Gold Pool 1.5% 12/1/2036	114,983	105,432
Freddie Mac Gold Pool 1.5% 2/1/2042	71,573	61,764
Freddie Mac Gold Pool 1.5% 2/1/2051	85,380	67,853
Freddie Mac Gold Pool 1.5% 3/1/2037	66,026	60,211
Freddie Mac Gold Pool 1.5% 3/1/2052	42,821	34,004
Freddie Mac Gold Pool 1.5% 6/1/2051	83,715	67,131
Freddie Mac Gold Pool 1.5% 7/1/2036	532,349	485,549
Freddie Mac Gold Pool 1.5% 7/1/2041	237,997	204,908
Freddie Mac Gold Pool 1.5% 7/1/2051	602,763	479,025
Freddie Mac Gold Pool 1.5% 7/1/2051	78,049	62,027
Freddie Mac Gold Pool 2% 1/1/2037	159,287	148,658
Freddie Mac Gold Pool 2% 1/1/2051	505,326	422,872
Freddie Mac Gold Pool 2% 1/1/2051	262,517	219,682
Freddie Mac Gold Pool 2% 1/1/2051	156,651	131,481
Freddie Mac Gold Pool 2% 1/1/2051	116,173	97,689
Freddie Mac Gold Pool 2% 1/1/2051	109,413	91,560
Freddie Mac Gold Pool 2% 1/1/2051	82,360	69,256
Freddie Mac Gold Pool 2% 1/1/2052	939,688	783,129
Freddie Mac Gold Pool 2% 1/1/2052	186,862	157,773
Freddie Mac Gold Pool 2% 1/1/2052	26,432	22,317
Freddie Mac Gold Pool 2% 10/1/2036	115,459	107,718
Freddie Mac Gold Pool 2% 10/1/2051	151,839	126,779
Freddie Mac Gold Pool 2% 11/1/2050	556,581	465,937
Freddie Mac Gold Pool 2% 11/1/2050	26,710	22,577
Freddie Mac Gold Pool 2% 11/1/2051	346,262	289,113
Freddie Mac Gold Pool 2% 11/1/2051	234,145	196,891
Freddie Mac Gold Pool 2% 11/1/2051	231,798	194,917
Freddie Mac Gold Pool 2% 12/1/2036	237,112	221,215
Freddie Mac Gold Pool 2% 12/1/2036	55,258	51,605
Freddie Mac Gold Pool 2% 12/1/2050	243,450	201,824
Freddie Mac Gold Pool 2% 12/1/2051	305,068	256,530
Freddie Mac Gold Pool 2% 12/1/2051	103,217	87,117
Freddie Mac Gold Pool 2% 2/1/2036	190,760	178,328
Freddie Mac Gold Pool 2% 3/1/2037	347,433	323,868
Freddie Mac Gold Pool 2% 3/1/2052	226,236	190,099
Freddie Mac Gold Pool 2% 3/1/2052	69,408	58,192
Freddie Mac Gold Pool 2% 3/1/2052	60,734	50,616
Freddie Mac Gold Pool 2% 4/1/2036	154,568	144,350
Freddie Mac Gold Pool 2% 4/1/2037	188,274	175,828
Freddie Mac Gold Pool 2% 4/1/2042	569,760	511,498
Freddie Mac Gold Pool 2% 4/1/2052	161,693	135,562
Freddie Mac Gold Pool 2% 4/1/2052	85,639	71,906
Freddie Mac Gold Pool 2% 5/1/2051	1,775,755	1,484,894
Freddie Mac Gold Pool 2% 5/1/2051	17,050	14,401
Freddie Mac Gold Pool 2% 5/1/2052	831,241	692,749
Freddie Mac Gold Pool 2% 5/1/2052	236,239	198,652
Freddie Mac Gold Pool 2% 6/1/2051	177,958	149,754
Freddie Mac Gold Pool 2% 6/1/2052	278,516	232,548
Freddie Mac Gold Pool 2% 7/1/2050	452,013	378,681
Freddie Mac Gold Pool 2% 7/1/2051	412,273	344,358
Freddie Mac Gold Pool 2% 7/1/2051	201,814	169,956
Freddie Mac Gold Pool 2% 7/1/2051	117,802	98,396
Freddie Mac Gold Pool 2% 7/1/2051	99,739	84,556
Freddie Mac Gold Pool 2% 8/1/2037	391,528	365,155
Freddie Mac Gold Pool 2% 8/1/2050	264,482	221,574
Freddie Mac Gold Pool 2% 8/1/2050	160,070	134,801
Freddie Mac Gold Pool 2% 8/1/2051	298,613	249,422
Freddie Mac Gold Pool 2% 8/1/2051	19,859	16,625
Freddie Mac Gold Pool 2% 9/1/2041	702,414	627,181
Freddie Mac Gold Pool 2% 9/1/2050	255,336	213,912
Freddie Mac Gold Pool 2% 9/1/2050	106,793	89,468
Freddie Mac Gold Pool 2.5% 1/1/2052	156,273	136,205
Freddie Mac Gold Pool 2.5% 10/1/2050	292,245	255,721
Freddie Mac Gold Pool 2.5% 10/1/2050	276,420	244,724
Freddie Mac Gold Pool 2.5% 10/1/2051	944,166	818,495
Freddie Mac Gold Pool 2.5% 10/1/2051	693,033	604,037
Freddie Mac Gold Pool 2.5% 10/1/2051	257,218	222,982
Freddie Mac Gold Pool 2.5% 10/1/2051	22,669	19,651
Freddie Mac Gold Pool 2.5% 11/1/2046	12,622	11,226
Freddie Mac Gold Pool 2.5% 11/1/2050	139,154	122,894
Freddie Mac Gold Pool 2.5% 11/1/2051	277,444	241,816
Freddie Mac Gold Pool 2.5% 11/1/2051	93,747	82,734
Freddie Mac Gold Pool 2.5% 12/1/2049	27,599	24,270
Freddie Mac Gold Pool 2.5% 12/1/2051	250,739	219,716
Freddie Mac Gold Pool 2.5% 12/1/2051	96,294	83,538
Freddie Mac Gold Pool 2.5% 12/1/2051	50,744	44,751
Freddie Mac Gold Pool 2.5% 2/1/2052	758,030	659,740
Freddie Mac Gold Pool 2.5% 2/1/2052	149,071	129,229
Freddie Mac Gold Pool 2.5% 3/1/2033	15,665	15,180
Freddie Mac Gold Pool 2.5% 3/1/2052	471,769	410,598
Freddie Mac Gold Pool 2.5% 4/1/2042	136,467	125,071
Freddie Mac Gold Pool 2.5% 4/1/2051	383,174	332,053
Freddie Mac Gold Pool 2.5% 4/1/2052	424,134	369,669
Freddie Mac Gold Pool 2.5% 4/1/2052	103,341	91,136
Freddie Mac Gold Pool 2.5% 5/1/2051	614,654	536,300
Freddie Mac Gold Pool 2.5% 5/1/2051	98,086	86,563
Freddie Mac Gold Pool 2.5% 5/1/2052	961,148	845,231
Freddie Mac Gold Pool 2.5% 6/1/2050	76,871	67,336
Freddie Mac Gold Pool 2.5% 7/1/2050	149,969	131,367
Freddie Mac Gold Pool 2.5% 7/1/2051	650,527	567,600
Freddie Mac Gold Pool 2.5% 7/1/2051	388,571	339,037
Freddie Mac Gold Pool 2.5% 7/1/2052	207,523	179,901
Freddie Mac Gold Pool 2.5% 8/1/2035	66,990	64,097
Freddie Mac Gold Pool 2.5% 8/1/2051	622,302	542,972
Freddie Mac Gold Pool 2.5% 8/1/2051	127,795	110,785
Freddie Mac Gold Pool 2.5% 9/1/2035	62,471	59,715
Freddie Mac Gold Pool 2.5% 9/1/2050	468,293	410,206
Freddie Mac Gold Pool 2.5% 9/1/2051	193,367	168,536
Freddie Mac Gold Pool 3% 1/1/2033	40,837	40,038
Freddie Mac Gold Pool 3% 10/1/2043	71,675	67,406
Freddie Mac Gold Pool 3% 11/1/2026	2,839	2,824
Freddie Mac Gold Pool 3% 11/1/2049	105,739	96,640
Freddie Mac Gold Pool 3% 12/1/2034	25,474	24,860
Freddie Mac Gold Pool 3% 12/1/2051	49,783	45,048
Freddie Mac Gold Pool 3% 2/1/2052	97,219	87,972
Freddie Mac Gold Pool 3% 3/1/2045	14,769	13,756
Freddie Mac Gold Pool 3% 3/1/2052	46,526	42,144
Freddie Mac Gold Pool 3% 4/1/2045	19,286	17,951
Freddie Mac Gold Pool 3% 4/1/2049	89,207	82,088
Freddie Mac Gold Pool 3% 4/1/2050	39,349	36,221
Freddie Mac Gold Pool 3% 4/1/2051	411,859	375,258
Freddie Mac Gold Pool 3% 4/1/2052	269,964	244,624
Freddie Mac Gold Pool 3% 5/1/2029	9,997	9,899
Freddie Mac Gold Pool 3% 7/1/2038	229,489	222,386
Freddie Mac Gold Pool 3% 7/1/2045	5,227	4,861
Freddie Mac Gold Pool 3% 8/1/2049	125,560	115,069
Freddie Mac Gold Pool 3% 8/1/2052	947,476	870,087
Freddie Mac Gold Pool 3% 8/1/2052	74,082	67,035
Freddie Mac Gold Pool 3% 9/1/2034	1,234	1,204
Freddie Mac Gold Pool 3% 9/1/2051	259,553	234,865
Freddie Mac Gold Pool 3.5% 1/1/2050	191,162	181,393
Freddie Mac Gold Pool 3.5% 12/1/2033	15,970	15,838
Freddie Mac Gold Pool 3.5% 2/1/2034	9,189	9,096
Freddie Mac Gold Pool 3.5% 2/1/2043	19,564	18,944
Freddie Mac Gold Pool 3.5% 2/1/2047	149,068	142,475
Freddie Mac Gold Pool 3.5% 2/1/2048	77,161	73,762
Freddie Mac Gold Pool 3.5% 2/1/2048	6,408	6,126
Freddie Mac Gold Pool 3.5% 3/1/2048	54,571	52,219
Freddie Mac Gold Pool 3.5% 3/1/2050	222,061	212,934
Freddie Mac Gold Pool 3.5% 3/1/2051	184,484	174,826
Freddie Mac Gold Pool 3.5% 6/1/2034	16,039	15,877
Freddie Mac Gold Pool 3.5% 7/1/2046	118,042	113,688
Freddie Mac Gold Pool 3.5% 7/1/2049	74,110	70,462
Freddie Mac Gold Pool 3.5% 8/1/2046	67,290	64,410
Freddie Mac Gold Pool 3.5% 8/1/2052	404,141	381,468
Freddie Mac Gold Pool 3.5% 8/1/2052	75,044	71,327
Freddie Mac Gold Pool 3.5% 9/1/2033	15,661	15,531
Freddie Mac Gold Pool 3.5% 9/1/2042	27,018	26,159
Freddie Mac Gold Pool 3.5% 9/1/2052	122,401	115,534
Freddie Mac Gold Pool 4% 1/1/2041	23,003	22,956
Freddie Mac Gold Pool 4% 1/1/2041	11,307	11,284
Freddie Mac Gold Pool 4% 1/1/2044	14,449	14,343
Freddie Mac Gold Pool 4% 1/1/2047	73,599	72,911
Freddie Mac Gold Pool 4% 1/1/2055	169,342	164,676
Freddie Mac Gold Pool 4% 10/1/2034	11,598	11,712
Freddie Mac Gold Pool 4% 10/1/2042	5,141	5,117
Freddie Mac Gold Pool 4% 10/1/2048	135,046	132,644
Freddie Mac Gold Pool 4% 10/1/2050	120,993	118,690
Freddie Mac Gold Pool 4% 10/1/2051	94,255	92,249
Freddie Mac Gold Pool 4% 10/1/2052	84,284	82,469
Freddie Mac Gold Pool 4% 11/1/2036	26,277	26,294
Freddie Mac Gold Pool 4% 11/1/2037	58,543	58,347
Freddie Mac Gold Pool 4% 11/1/2048	4,134	4,071
Freddie Mac Gold Pool 4% 12/1/2040	12,245	12,220
Freddie Mac Gold Pool 4% 12/1/2049	76,533	75,125
Freddie Mac Gold Pool 4% 2/1/2034	17,092	17,260
Freddie Mac Gold Pool 4% 2/1/2041	15,193	15,165
Freddie Mac Gold Pool 4% 2/1/2041	3,905	3,895
Freddie Mac Gold Pool 4% 2/1/2043	21,084	20,950
Freddie Mac Gold Pool 4% 4/1/2042	9,260	9,238
Freddie Mac Gold Pool 4% 4/1/2049	138,392	136,536
Freddie Mac Gold Pool 4% 4/1/2053	90,440	88,521
Freddie Mac Gold Pool 4% 5/1/2045	3,982	3,963
Freddie Mac Gold Pool 4% 5/1/2048	7,523	7,400
Freddie Mac Gold Pool 4% 6/1/2047	378,082	370,673
Freddie Mac Gold Pool 4% 7/1/2042	4,071	4,063
Freddie Mac Gold Pool 4% 7/1/2045	19,279	19,227
Freddie Mac Gold Pool 4% 7/1/2049	40,375	39,632
Freddie Mac Gold Pool 4% 7/1/2052	619,099	603,059
Freddie Mac Gold Pool 4% 7/1/2052	31,346	30,534
Freddie Mac Gold Pool 4% 8/1/2038	87,417	86,989
Freddie Mac Gold Pool 4% 8/1/2049	63,564	62,394
Freddie Mac Gold Pool 4% 8/1/2052	197,468	193,586
Freddie Mac Gold Pool 4% 9/1/2040	3,766	3,759
Freddie Mac Gold Pool 4% 9/1/2045	32,639	32,355
Freddie Mac Gold Pool 4% 9/1/2048	138,216	135,914
Freddie Mac Gold Pool 4% 9/1/2048	66,024	64,870
Freddie Mac Gold Pool 4% 9/1/2048	40,450	39,744
Freddie Mac Gold Pool 4.5% 1/1/2049	7,898	7,904
Freddie Mac Gold Pool 4.5% 1/1/2050	46,314	46,317
Freddie Mac Gold Pool 4.5% 1/1/2053	290,023	289,135
Freddie Mac Gold Pool 4.5% 10/1/2048	21,334	21,349
Freddie Mac Gold Pool 4.5% 10/1/2052	360,290	357,724
Freddie Mac Gold Pool 4.5% 11/1/2040	286,517	291,367
Freddie Mac Gold Pool 4.5% 11/1/2049	40,057	40,072
Freddie Mac Gold Pool 4.5% 12/1/2048	15,137	15,148
Freddie Mac Gold Pool 4.5% 2/1/2053	76,777	76,375
Freddie Mac Gold Pool 4.5% 3/1/2049	43,642	43,579
Freddie Mac Gold Pool 4.5% 4/1/2050	56,580	56,566
Freddie Mac Gold Pool 4.5% 4/1/2053	81,162	80,533
Freddie Mac Gold Pool 4.5% 5/1/2049	10,107	10,114
Freddie Mac Gold Pool 4.5% 7/1/2041	24,813	25,237
Freddie Mac Gold Pool 4.5% 7/1/2048	31,545	31,587
Freddie Mac Gold Pool 4.5% 8/1/2048	80,273	80,378
Freddie Mac Gold Pool 4.5% 8/1/2048	52,285	52,354
Freddie Mac Gold Pool 4.5% 8/1/2052	384,491	381,752
Freddie Mac Gold Pool 4.5% 8/1/2053	159,551	158,215
Freddie Mac Gold Pool 4.5% 9/1/2048	8,412	8,433
Freddie Mac Gold Pool 4.5% 9/1/2052	87,101	86,481
Freddie Mac Gold Pool 4.5% 9/1/2054	118,852	117,782
Freddie Mac Gold Pool 5% 10/1/2053	32,714	33,097
Freddie Mac Gold Pool 5% 11/1/2052	86,418	87,436
Freddie Mac Gold Pool 5% 11/1/2054	608,245	611,608
Freddie Mac Gold Pool 5% 11/1/2054	160,608	161,491
Freddie Mac Gold Pool 5% 12/1/2048	21,199	21,760
Freddie Mac Gold Pool 5% 12/1/2052	159,747	162,328
Freddie Mac Gold Pool 5% 12/1/2053	228,831	233,814
Freddie Mac Gold Pool 5% 12/1/2053	85,838	86,501
Freddie Mac Gold Pool 5% 12/1/2054	279,807	281,442
Freddie Mac Gold Pool 5% 2/1/2049	4,734	4,859
Freddie Mac Gold Pool 5% 4/1/2039	59,441	60,519
Freddie Mac Gold Pool 5% 4/1/2040	222,745	226,814
Freddie Mac Gold Pool 5% 4/1/2053	324,942	328,161
Freddie Mac Gold Pool 5% 4/1/2053	157,860	160,484
Freddie Mac Gold Pool 5% 4/1/2053	83,806	84,431
Freddie Mac Gold Pool 5% 4/1/2055	24,206	24,333
Freddie Mac Gold Pool 5% 5/1/2050	13,670	13,980
Freddie Mac Gold Pool 5% 6/1/2053	162,805	163,975
Freddie Mac Gold Pool 5% 6/1/2053	81,247	82,001
Freddie Mac Gold Pool 5% 6/1/2055	248,600	250,153
Freddie Mac Gold Pool 5% 7/1/2054	91,155	91,773
Freddie Mac Gold Pool 5% 8/1/2052	136,785	138,166
Freddie Mac Gold Pool 5% 8/1/2052	125,010	127,227
Freddie Mac Gold Pool 5% 8/1/2055	90,037	91,266
Freddie Mac Gold Pool 5% 9/1/2052	225,158	227,602
Freddie Mac Gold Pool 5.5% 1/1/2040	166,874	171,394
Freddie Mac Gold Pool 5.5% 1/1/2053	57,453	58,568
Freddie Mac Gold Pool 5.5% 10/1/2054	186,380	192,397
Freddie Mac Gold Pool 5.5% 10/1/2055	274,179	283,266
Freddie Mac Gold Pool 5.5% 11/1/2053	392,218	400,008
Freddie Mac Gold Pool 5.5% 11/1/2054	240,287	244,380
Freddie Mac Gold Pool 5.5% 11/1/2054	137,034	141,843
Freddie Mac Gold Pool 5.5% 12/1/2052	168,937	172,767
Freddie Mac Gold Pool 5.5% 12/1/2054	177,598	180,668
Freddie Mac Gold Pool 5.5% 12/1/2054	24,878	25,308
Freddie Mac Gold Pool 5.5% 2/1/2055	373,209	379,922
Freddie Mac Gold Pool 5.5% 3/1/2053	291,628	298,149
Freddie Mac Gold Pool 5.5% 4/1/2053	155,507	158,984
Freddie Mac Gold Pool 5.5% 4/1/2054	271,530	281,675
Freddie Mac Gold Pool 5.5% 4/1/2054	155,077	158,000
Freddie Mac Gold Pool 5.5% 4/1/2055	195,857	199,181
Freddie Mac Gold Pool 5.5% 5/1/2055	248,125	252,277
Freddie Mac Gold Pool 5.5% 6/1/2049	34,015	35,531
Freddie Mac Gold Pool 5.5% 7/1/2053	106,742	108,962
Freddie Mac Gold Pool 5.5% 7/1/2054	533,420	548,140
Freddie Mac Gold Pool 5.5% 7/1/2055	296,164	301,120
Freddie Mac Gold Pool 5.5% 8/1/2053	81,662	83,327
Freddie Mac Gold Pool 5.5% 8/1/2053	78,534	80,168
Freddie Mac Gold Pool 5.5% 8/1/2055	69,373	70,534
Freddie Mac Gold Pool 5.5% 9/1/2040	108,907	111,789
Freddie Mac Gold Pool 5.5% 9/1/2053	144,910	149,726
Freddie Mac Gold Pool 5.5% 9/1/2055	121,469	123,502
Freddie Mac Gold Pool 6% 1/1/2053	200,334	205,976
Freddie Mac Gold Pool 6% 1/1/2053	139,459	143,867
Freddie Mac Gold Pool 6% 10/1/2055	44,825	46,173
Freddie Mac Gold Pool 6% 12/1/2052	411,882	425,547
Freddie Mac Gold Pool 6% 12/1/2053	166,098	173,451
Freddie Mac Gold Pool 6% 12/1/2053	124,204	127,839
Freddie Mac Gold Pool 6% 2/1/2055	130,295	136,796
Freddie Mac Gold Pool 6% 2/1/2055	61,858	64,770
Freddie Mac Gold Pool 6% 3/1/2055	274,343	282,202
Freddie Mac Gold Pool 6% 4/1/2054	301,793	315,719
Freddie Mac Gold Pool 6% 4/1/2054	24,105	25,119
Freddie Mac Gold Pool 6% 5/1/2054	406,739	426,016
Freddie Mac Gold Pool 6% 5/1/2054	343,324	352,676
Freddie Mac Gold Pool 6% 5/1/2055	274,404	282,551
Freddie Mac Gold Pool 6% 5/1/2055	21,421	21,976
Freddie Mac Gold Pool 6% 6/1/2053	131,173	135,228
Freddie Mac Gold Pool 6% 6/1/2054	426,570	440,563
Freddie Mac Gold Pool 6% 6/1/2054	68,967	70,819
Freddie Mac Gold Pool 6% 7/1/2054	97,986	100,586
Freddie Mac Gold Pool 6% 8/1/2054	409,534	420,402
Freddie Mac Gold Pool 6% 8/1/2055	145,576	152,396
Freddie Mac Gold Pool 6% 9/1/2054	120,063	123,249
Freddie Mac Gold Pool 6% 9/1/2054	110,492	115,729
Freddie Mac Gold Pool 6.5% 12/1/2053	187,127	194,711
Freddie Mac Gold Pool 6.5% 12/1/2053	80,924	85,494
Freddie Mac Gold Pool 6.5% 12/1/2054	102,047	108,806
Freddie Mac Gold Pool 6.5% 2/1/2054	443,085	460,489
Freddie Mac Gold Pool 6.5% 2/1/2054	152,854	161,342
Freddie Mac Gold Pool 6.5% 5/1/2055	95,974	99,726
Freddie Mac Gold Pool 6.5% 6/1/2054	167,984	177,798
Freddie Mac Gold Pool 6.5% 6/1/2054	86,030	91,379
Freddie Mac Gold Pool 6.5% 7/1/2055	151,029	160,230
Freddie Mac Gold Pool 6.5% 7/1/2055	33,436	35,397
Freddie Mac Gold Pool 6.5% 8/1/2053	55,519	57,847
Freddie Mac Gold Pool 6.5% 8/1/2054	230,973	239,847
Freddie Mac Gold Pool 6.5% 9/1/2053	337,152	351,238
Freddie Mac Gold Pool 6.5% 9/1/2054	103,075	109,483
Freddie Mac Gold Pool 7% 1/1/2054	228,428	242,694
Freddie Mac Gold Pool 7% 1/1/2054	23,829	25,299
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	562,475	587,200
Freddie Mac Non Gold Pool 4.5% 12/1/2054	199,708	197,849
Freddie Mac Non Gold Pool 5% 7/1/2055	24,710	24,849
Freddie Mac Non Gold Pool 5.5% 4/1/2054	102,683	104,746
Freddie Mac Non Gold Pool 5.5% 8/1/2054	20,296	20,665
Freddie Mac Non Gold Pool 6% 2/1/2055	166,560	170,928
Freddie Mac Non Gold Pool 6.5% 5/1/2053	157,812	166,674
Freddie Mac Non Gold Pool 6.5% 8/1/2053	373,257	389,173
Ginnie Mae I Pool 2.5% 7/20/2052	81,439	71,920
Ginnie Mae I Pool 3% 10/20/2042	45,046	42,331
Ginnie Mae I Pool 3% 7/20/2052	220,289	202,197
Ginnie Mae I Pool 3% 9/20/2052	77,541	71,439
Ginnie Mae I Pool 3.5% 10/20/2052	238,588	226,160
Ginnie Mae I Pool 3.5% 11/20/2052	161,361	152,956
Ginnie Mae I Pool 3.5% 12/20/2052	167,988	159,185
Ginnie Mae I Pool 3.5% 7/20/2052	300,987	285,497
Ginnie Mae I Pool 4% 1/20/2053	158,401	153,707
Ginnie Mae I Pool 4% 10/20/2052	314,288	304,778
Ginnie Mae I Pool 4% 12/20/2052	41,597	40,365
Ginnie Mae I Pool 4% 3/20/2047	43,574	42,827
Ginnie Mae I Pool 4% 6/20/2053	83,850	81,346
Ginnie Mae I Pool 4% 7/20/2052	150,501	145,993
Ginnie Mae I Pool 4% 8/20/2052	151,669	147,079
Ginnie Mae I Pool 4.5% 10/20/2052	306,290	305,312
Ginnie Mae I Pool 4.5% 10/20/2054	116,390	115,255
Ginnie Mae I Pool 4.5% 2/20/2053	78,316	77,919
Ginnie Mae I Pool 4.5% 4/20/2053	84,017	83,591
Ginnie Mae I Pool 4.5% 7/20/2052	147,869	147,489
Ginnie Mae I Pool 4.5% 8/20/2052	73,923	73,734
Ginnie Mae I Pool 5% 10/20/2052	223,388	225,992
Ginnie Mae I Pool 5% 10/20/2054	363,688	365,656
Ginnie Mae I Pool 5% 12/20/2052	74,542	75,364
Ginnie Mae I Pool 5% 4/20/2053	231,712	233,979
Ginnie Mae I Pool 5% 9/20/2052	217,566	220,102
Ginnie Mae I Pool 5.5% 1/20/2053	62,620	63,923
Ginnie Mae I Pool 5.5% 10/20/2054	121,730	123,598
Ginnie Mae I Pool 5.5% 12/20/2052	191,235	195,290
Ginnie Mae I Pool 5.5% 2/20/2053	64,824	66,168
Ginnie Mae I Pool 5.5% 4/20/2053	34,626	35,336
Ginnie Mae I Pool 5.5% 5/20/2053	144,143	147,098
Ginnie Mae I Pool 5.5% 6/20/2053	179,134	182,806
Ginnie Mae I Pool 6% 12/20/2052	195,841	201,362
Ginnie Mae I Pool 6% 4/20/2053	52,745	54,166
Ginnie Mae I Pool 6.5% 12/20/2052	33,557	35,021
Ginnie Mae II Pool 1.5% 5/20/2051	34,407	27,955
Ginnie Mae II Pool 2% 1/20/2051	745,466	631,936
Ginnie Mae II Pool 2% 1/20/2052	472,495	400,389
Ginnie Mae II Pool 2% 11/20/2051	494,120	418,714
Ginnie Mae II Pool 2% 12/20/2050	1,418,557	1,202,187
Ginnie Mae II Pool 2% 12/20/2051	71,537	60,620
Ginnie Mae II Pool 2% 2/20/2051	588,502	498,716
Ginnie Mae II Pool 2% 2/20/2052	88,490	74,986
Ginnie Mae II Pool 2% 3/20/2051	826,651	700,757
Ginnie Mae II Pool 2% 3/20/2052	92,303	78,246
Ginnie Mae II Pool 2% 4/20/2051	462,385	391,822
Ginnie Mae II Pool 2% 4/20/2052	525,212	445,226
Ginnie Mae II Pool 2% 6/20/2051	299,653	253,924
Ginnie Mae II Pool 2% 7/20/2051	98,789	83,714
Ginnie Mae II Pool 2% 9/20/2050	92,936	78,957
Ginnie Mae II Pool 2.5% 1/20/2051	103,150	91,214
Ginnie Mae II Pool 2.5% 1/20/2052	47,433	41,870
Ginnie Mae II Pool 2.5% 10/20/2050	351,744	311,040
Ginnie Mae II Pool 2.5% 10/20/2051	369,226	325,922
Ginnie Mae II Pool 2.5% 11/20/2050	157,470	139,248
Ginnie Mae II Pool 2.5% 11/20/2051	503,813	444,725
Ginnie Mae II Pool 2.5% 12/20/2049	76,256	67,646
Ginnie Mae II Pool 2.5% 12/20/2050	140,957	124,535
Ginnie Mae II Pool 2.5% 12/20/2051	129,771	114,551
Ginnie Mae II Pool 2.5% 2/20/2051	148,105	130,967
Ginnie Mae II Pool 2.5% 2/20/2052	440,993	389,272
Ginnie Mae II Pool 2.5% 3/1/2056 (b)	150,000	132,336
Ginnie Mae II Pool 2.5% 3/20/2050	46,622	41,358
Ginnie Mae II Pool 2.5% 3/20/2051	55,007	48,555
Ginnie Mae II Pool 2.5% 3/20/2052	24,489	21,619
Ginnie Mae II Pool 2.5% 4/20/2052	73,572	64,949
Ginnie Mae II Pool 2.5% 5/20/2050	117,447	104,003
Ginnie Mae II Pool 2.5% 5/20/2051	424,012	374,282
Ginnie Mae II Pool 2.5% 5/20/2052	729,780	644,247
Ginnie Mae II Pool 2.5% 6/20/2051	135,558	119,659
Ginnie Mae II Pool 2.5% 7/20/2051	1,127,604	995,355
Ginnie Mae II Pool 2.5% 8/20/2050	156,668	138,587
Ginnie Mae II Pool 2.5% 8/20/2051	428,574	378,309
Ginnie Mae II Pool 2.5% 9/20/2050	359,075	317,972
Ginnie Mae II Pool 2.5% 9/20/2051	135,142	119,292
Ginnie Mae II Pool 3% 1/20/2043	2,802	2,631
Ginnie Mae II Pool 3% 1/20/2050	218,777	201,322
Ginnie Mae II Pool 3% 10/20/2050	221,828	203,852
Ginnie Mae II Pool 3% 11/20/2047	15,292	14,177
Ginnie Mae II Pool 3% 11/20/2049	57,921	53,300
Ginnie Mae II Pool 3% 11/20/2051	40,306	36,977
Ginnie Mae II Pool 3% 11/20/2053	72,301	66,821
Ginnie Mae II Pool 3% 11/20/2054	93,257	85,722
Ginnie Mae II Pool 3% 12/20/2047	91,391	84,728
Ginnie Mae II Pool 3% 12/20/2049	72,599	66,807
Ginnie Mae II Pool 3% 12/20/2051	45,872	42,084
Ginnie Mae II Pool 3% 12/20/2054	86,483	79,495
Ginnie Mae II Pool 3% 2/20/2046	61,630	57,235
Ginnie Mae II Pool 3% 2/20/2050	71,924	66,186
Ginnie Mae II Pool 3% 2/20/2051	170,413	156,550
Ginnie Mae II Pool 3% 3/1/2056 (b)	300,000	275,078
Ginnie Mae II Pool 3% 3/20/2043	2,873	2,696
Ginnie Mae II Pool 3% 3/20/2048	29,458	27,310
Ginnie Mae II Pool 3% 3/20/2052	250,379	229,737
Ginnie Mae II Pool 3% 4/1/2056 (b)	200,000	183,331
Ginnie Mae II Pool 3% 4/20/2048	35,015	32,462
Ginnie Mae II Pool 3% 4/20/2050	149,076	137,135
Ginnie Mae II Pool 3% 4/20/2051	29,550	27,137
Ginnie Mae II Pool 3% 4/20/2052	535,720	491,555
Ginnie Mae II Pool 3% 5/20/2052	528,832	485,235
Ginnie Mae II Pool 3% 6/20/2050	81,233	74,651
Ginnie Mae II Pool 3% 6/20/2052	349,535	320,719
Ginnie Mae II Pool 3% 7/20/2042	3,783	3,557
Ginnie Mae II Pool 3% 7/20/2046	27,907	25,943
Ginnie Mae II Pool 3% 7/20/2049	50,208	46,375
Ginnie Mae II Pool 3% 7/20/2050	47,249	43,420
Ginnie Mae II Pool 3% 8/20/2043	3,108	2,912
Ginnie Mae II Pool 3% 8/20/2046	140,034	130,174
Ginnie Mae II Pool 3% 8/20/2050	49,983	45,933
Ginnie Mae II Pool 3% 8/20/2051	273,608	251,009
Ginnie Mae II Pool 3.5% 1/20/2048	48,038	46,042
Ginnie Mae II Pool 3.5% 1/20/2050	196,166	187,342
Ginnie Mae II Pool 3.5% 10/20/2047	3,131	3,005
Ginnie Mae II Pool 3.5% 10/20/2048	11,476	10,978
Ginnie Mae II Pool 3.5% 10/20/2055	619,999	581,940
Ginnie Mae II Pool 3.5% 11/20/2050	8,221	7,846
Ginnie Mae II Pool 3.5% 12/20/2049	30,285	28,923
Ginnie Mae II Pool 3.5% 12/20/2055	24,877	23,350
Ginnie Mae II Pool 3.5% 2/20/2046	95,355	90,958
Ginnie Mae II Pool 3.5% 2/20/2047	7,668	7,364
Ginnie Mae II Pool 3.5% 2/20/2048	14,513	13,901
Ginnie Mae II Pool 3.5% 2/20/2049	93,648	89,641
Ginnie Mae II Pool 3.5% 2/20/2051	185,906	177,428
Ginnie Mae II Pool 3.5% 3/1/2056 (b)	50,000	46,910
Ginnie Mae II Pool 3.5% 3/20/2048	52,989	50,755
Ginnie Mae II Pool 3.5% 3/20/2049	63,125	60,345
Ginnie Mae II Pool 3.5% 3/20/2050	216,590	206,848
Ginnie Mae II Pool 3.5% 3/20/2051	196,986	188,003
Ginnie Mae II Pool 3.5% 4/1/2056 (b)	775,000	724,686
Ginnie Mae II Pool 3.5% 4/20/2046	72,452	69,624
Ginnie Mae II Pool 3.5% 4/20/2049	10,445	9,985
Ginnie Mae II Pool 3.5% 5/20/2046	34,775	33,417
Ginnie Mae II Pool 3.5% 5/20/2051	27,616	26,288
Ginnie Mae II Pool 3.5% 5/20/2052	147,168	139,502
Ginnie Mae II Pool 3.5% 5/20/2054	84,058	79,299
Ginnie Mae II Pool 3.5% 5/20/2055	99,202	93,128
Ginnie Mae II Pool 3.5% 6/20/2048	32,691	31,312
Ginnie Mae II Pool 3.5% 6/20/2049	2,648	2,530
Ginnie Mae II Pool 3.5% 7/20/2049	18,160	17,354
Ginnie Mae II Pool 3.5% 8/20/2048	10,233	9,801
Ginnie Mae II Pool 3.5% 8/20/2049	6,452	6,162
Ginnie Mae II Pool 3.5% 9/20/2049	12,540	11,976
Ginnie Mae II Pool 3.5% 9/20/2055	224,099	210,342
Ginnie Mae II Pool 4% 1/20/2049	26,860	26,283
Ginnie Mae II Pool 4% 1/20/2056	124,791	120,098
Ginnie Mae II Pool 4% 10/20/2048	19,576	19,154
Ginnie Mae II Pool 4% 10/20/2049	26,113	25,527
Ginnie Mae II Pool 4% 11/20/2049	29,845	29,175
Ginnie Mae II Pool 4% 12/20/2047	12,536	12,301
Ginnie Mae II Pool 4% 12/20/2049	36,905	36,077
Ginnie Mae II Pool 4% 12/20/2050	37,168	36,299
Ginnie Mae II Pool 4% 12/20/2055	49,893	48,017
Ginnie Mae II Pool 4% 2/20/2050	46,211	45,174
Ginnie Mae II Pool 4% 3/20/2050	157,701	154,161
Ginnie Mae II Pool 4% 4/20/2047	16,650	16,365
Ginnie Mae II Pool 4% 4/20/2049	17,572	17,178
Ginnie Mae II Pool 4% 4/20/2050	20,903	20,414
Ginnie Mae II Pool 4% 5/20/2048	35,003	34,294
Ginnie Mae II Pool 4% 5/20/2050	23,341	22,817
Ginnie Mae II Pool 4% 5/20/2054	210,543	203,366
Ginnie Mae II Pool 4% 6/20/2048	9,345	9,156
Ginnie Mae II Pool 4% 6/20/2051	50,956	49,812
Ginnie Mae II Pool 4% 6/20/2055	321,762	309,662
Ginnie Mae II Pool 4% 8/20/2048	38,641	37,859
Ginnie Mae II Pool 4% 8/20/2055	148,145	142,574
Ginnie Mae II Pool 4% 9/20/2055	49,590	47,725
Ginnie Mae II Pool 4.5% 1/20/2049	80,549	81,198
Ginnie Mae II Pool 4.5% 1/20/2055	264,655	261,908
Ginnie Mae II Pool 4.5% 10/20/2053	89,244	88,680
Ginnie Mae II Pool 4.5% 11/20/2048	15,819	15,961
Ginnie Mae II Pool 4.5% 11/20/2054	607,388	601,368
Ginnie Mae II Pool 4.5% 12/20/2049	12,233	12,332
Ginnie Mae II Pool 4.5% 12/20/2050	50,562	50,970
Ginnie Mae II Pool 4.5% 12/20/2053	91,816	91,121
Ginnie Mae II Pool 4.5% 2/20/2049	8,090	8,155
Ginnie Mae II Pool 4.5% 2/20/2050	65,112	65,636
Ginnie Mae II Pool 4.5% 2/20/2055	97,117	96,018
Ginnie Mae II Pool 4.5% 3/1/2056 (b)	475,000	469,250
Ginnie Mae II Pool 4.5% 3/20/2055	73,275	72,445
Ginnie Mae II Pool 4.5% 4/1/2056 (b)	275,000	271,338
Ginnie Mae II Pool 4.5% 4/20/2049	9,718	9,796
Ginnie Mae II Pool 4.5% 4/20/2050	20,338	20,476
Ginnie Mae II Pool 4.5% 4/20/2051	49,470	49,915
Ginnie Mae II Pool 4.5% 5/20/2049	14,974	15,095
Ginnie Mae II Pool 4.5% 5/20/2054	94,124	93,205
Ginnie Mae II Pool 4.5% 6/20/2054	166,617	164,991
Ginnie Mae II Pool 4.5% 7/20/2053	84,932	84,448
Ginnie Mae II Pool 4.5% 8/20/2048	39,772	40,155
Ginnie Mae II Pool 4.5% 9/20/2049	15,310	15,448
Ginnie Mae II Pool 5% 1/20/2055	207,093	208,084
Ginnie Mae II Pool 5% 10/20/2048	7,342	7,513
Ginnie Mae II Pool 5% 11/20/2049	24,430	25,058
Ginnie Mae II Pool 5% 11/20/2053	86,681	87,448
Ginnie Mae II Pool 5% 11/20/2054	277,583	278,911
Ginnie Mae II Pool 5% 12/20/2047	11,845	12,195
Ginnie Mae II Pool 5% 12/20/2054	139,237	139,904
Ginnie Mae II Pool 5% 2/20/2055	162,345	163,122
Ginnie Mae II Pool 5% 3/1/2056 (b)	2,300,000	2,308,086
Ginnie Mae II Pool 5% 3/20/2049	7,487	7,654
Ginnie Mae II Pool 5% 3/20/2050	15,233	15,658
Ginnie Mae II Pool 5% 4/1/2056 (b)	1,475,000	1,478,169
Ginnie Mae II Pool 5% 4/20/2055	142,343	142,979
Ginnie Mae II Pool 5% 5/20/2054	88,866	89,541
Ginnie Mae II Pool 5% 6/20/2048	24,607	25,217
Ginnie Mae II Pool 5% 6/20/2054	416,401	419,434
Ginnie Mae II Pool 5% 7/20/2048	6,825	6,990
Ginnie Mae II Pool 5% 7/20/2053	163,331	164,878
Ginnie Mae II Pool 5% 8/20/2053	82,951	83,737
Ginnie Mae II Pool 5% 9/20/2053	82,695	83,427
Ginnie Mae II Pool 5.5% 1/20/2055	285,874	289,993
Ginnie Mae II Pool 5.5% 10/20/2053	148,635	151,497
Ginnie Mae II Pool 5.5% 12/20/2048	7,907	8,219
Ginnie Mae II Pool 5.5% 2/20/2054	201,264	205,060
Ginnie Mae II Pool 5.5% 3/1/2056 (b)	1,525,000	1,544,636
Ginnie Mae II Pool 5.5% 4/1/2056 (b)	1,425,000	1,441,845
Ginnie Mae II Pool 5.5% 5/20/2055	449,236	455,357
Ginnie Mae II Pool 5.5% 6/20/2055	334,694	339,072
Ginnie Mae II Pool 5.5% 7/20/2054	192,199	195,569
Ginnie Mae II Pool 5.5% 7/20/2055	586,659	594,745
Ginnie Mae II Pool 5.5% 8/20/2054	192,544	195,920
Ginnie Mae II Pool 5.5% 9/20/2053	139,954	142,649
Ginnie Mae II Pool 5.5% 9/20/2055	147,852	150,029
Ginnie Mae II Pool 6% 1/20/2055	397,180	406,267
Ginnie Mae II Pool 6% 12/20/2054	449,610	459,861
Ginnie Mae II Pool 6% 3/1/2056 (b)	1,650,000	1,683,471
Ginnie Mae II Pool 6% 3/20/2055	417,171	425,867
Ginnie Mae II Pool 6% 4/1/2056 (b)	800,000	815,666
Ginnie Mae II Pool 6% 4/20/2055	523,807	534,482
Ginnie Mae II Pool 6.5% 1/20/2055	140,605	146,148
Ginnie Mae II Pool 6.5% 3/1/2056 (b)	600,000	623,548
Ginnie Mae II Pool 6.5% 4/1/2056 (b)	300,000	311,399
Ginnie Mae II Pool 6.5% 5/20/2055	126,514	131,245
Ginnie Mae II Pool 6.5% 7/20/2053	77,698	81,035
Ginnie Mae II Pool 6.5% 7/20/2054	140,366	146,240
Uniform Mortgage Backed Securities 2% 3/1/2056 (b)	700,000	579,715
Uniform Mortgage Backed Securities 2% 4/1/2056 (b)	250,000	207,060
Uniform Mortgage Backed Securities 2.5% 3/1/2056 (b)	550,000	476,287
Uniform Mortgage Backed Securities 3% 3/1/2056 (b)	1,175,000	1,062,503
Uniform Mortgage Backed Securities 3.5% 3/1/2056 (b)	875,000	824,619
Uniform Mortgage Backed Securities 4.5% 3/1/2056 (b)	275,000	271,928
Uniform Mortgage Backed Securities 5% 3/1/2041 (b)	525,000	532,978
Uniform Mortgage Backed Securities 5% 3/1/2056 (b)	1,775,000	1,783,043
Uniform Mortgage Backed Securities 5% 4/1/2041 (b)	250,000	253,652
Uniform Mortgage Backed Securities 6% 3/1/2056 (b)	825,000	846,237
TOTAL UNITED STATES		167,835,913
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $171,908,670)		167,835,913

U.S. Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Fannie Mae 0.75% 10/8/2027	125,000	119,829
Fannie Mae 0.875% 8/5/2030	83,000	74,300
Fannie Mae 6.625% 11/15/2030	229,000	259,585
Freddie Mac Non Gold Pool 6.25% 7/15/2032	130,000	148,481

TOTAL UNITED STATES		602,195
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $641,824)		602,195

U.S. Treasury Obligations - 45.5%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 8/15/2040	1.35 to 1.88	775,000	503,720
US Treasury Bonds 1.375% 11/15/2040	1.65 to 1.92	599,000	402,196
US Treasury Bonds 1.375% 8/15/2050	1.93	189,000	97,291
US Treasury Bonds 1.625% 11/15/2050	1.57 to 1.95	1,086,000	595,900
US Treasury Bonds 1.75% 8/15/2041	2.01 to 3.46	1,262,000	881,034
US Treasury Bonds 1.875% 11/15/2051	2.29 to 3.21	439,000	253,402
US Treasury Bonds 1.875% 2/15/2041	2.25	209,000	150,880
US Treasury Bonds 1.875% 2/15/2051	2.30 to 2.31	96,000	56,025
US Treasury Bonds 2% 2/15/2050	1.71	45,000	27,520
US Treasury Bonds 2% 8/15/2051	2.04	579,000	346,224
US Treasury Bonds 2.25% 2/15/2052	2.49	100,000	63,262
US Treasury Bonds 2.25% 5/15/2041	2.63 to 3.29	1,321,000	1,003,547
US Treasury Bonds 2.25% 8/15/2046	3.03	6,000	4,105
US Treasury Bonds 2.25% 8/15/2049	2.22 to 2.31	34,000	22,186
US Treasury Bonds 2.375% 11/15/2049	2.39	1,000	668
US Treasury Bonds 2.375% 2/15/2042	3.61	1,650,000	1,254,231
US Treasury Bonds 2.375% 5/15/2051	2.05 to 2.97	842,000	552,760
US Treasury Bonds 2.5% 2/15/2046	2.33 to 3.07	89,000	64,323
US Treasury Bonds 2.5% 5/15/2046	2.54 to 2.91	83,000	59,773
US Treasury Bonds 2.75% 11/15/2042	2.83	4,000	3,174
US Treasury Bonds 2.75% 11/15/2047	2.15 to 3.08	23,000	17,005
US Treasury Bonds 2.75% 8/15/2042	3.22	41,000	32,706
US Treasury Bonds 2.875% 5/15/2049	2.62	12,000	8,938
US Treasury Bonds 2.875% 5/15/2052	3.07 to 4.29	2,450,000	1,780,270
US Treasury Bonds 2.875% 8/15/2045	1.81	95,000	73,851
US Treasury Bonds 3% 11/15/2044	3.38	7,000	5,605
US Treasury Bonds 3% 11/15/2045	3.36	8,000	6,333
US Treasury Bonds 3% 2/15/2048	3.02	4,000	3,087
US Treasury Bonds 3% 2/15/2049	3.09	20,000	15,289
US Treasury Bonds 3% 5/15/2042	3.12	13,000	10,798
US Treasury Bonds 3% 5/15/2045	2.32 to 3.03	121,000	96,365
US Treasury Bonds 3% 5/15/2047	2.95	17,000	13,231
US Treasury Bonds 3% 8/15/2048	3.20 to 3.39	28,000	21,508
US Treasury Bonds 3% 8/15/2052	3.29 to 4.15	2,260,000	1,683,523
US Treasury Bonds 3.125% 11/15/2041	2.06	75,000	63,923
US Treasury Bonds 3.125% 2/15/2043	2.40 to 2.87	125,000	104,404
US Treasury Bonds 3.125% 5/15/2048	2.75 to 3.09	57,000	44,901
US Treasury Bonds 3.125% 8/15/2044	3.05 to 3.09	238,000	194,946
US Treasury Bonds 3.25% 5/15/2042	3.28 to 4.49	665,000	571,692
US Treasury Bonds 3.375% 11/15/2048	3.03 to 3.25	32,000	26,238
US Treasury Bonds 3.375% 5/15/2044	2.54 to 3.16	198,000	168,950
US Treasury Bonds 3.625% 2/15/2053	3.96	400,000	335,781
US Treasury Bonds 3.625% 5/15/2053	4.01 to 4.40	100,000	83,895
US Treasury Bonds 3.625% 8/15/2043	3.34 to 3.45	47,000	41,867
US Treasury Bonds 3.75% 11/15/2043	3.16	39,000	35,251
US Treasury Bonds 3.75% 8/15/2041	2.43 to 3.39	48,000	44,528
US Treasury Bonds 3.875% 2/15/2043	3.81 to 4.59	2,320,000	2,149,444
US Treasury Bonds 3.875% 5/15/2043	4.01 to 4.57	650,000	600,906
US Treasury Bonds 3.875% 8/15/2040	2.34	20,000	19,030
US Treasury Bonds 4% 11/15/2042	3.69 to 3.97	1,920,000	1,811,100
US Treasury Bonds 4% 11/15/2052	3.93 to 3.97	195,000	175,195
US Treasury Bonds 4.125% 8/15/2044	4.18 to 4.70	4,010,000	3,797,595
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.03	1,500,000	1,376,074
US Treasury Bonds 4.25% 2/15/2054	4.34 to 4.78	5,043,000	4,724,070
US Treasury Bonds 4.25% 8/15/2054	4.11 to 4.52	2,860,000	2,679,686
US Treasury Bonds 4.375% 11/15/2039	2.41	24,000	24,274
US Treasury Bonds 4.375% 5/15/2040	2.77	45,000	45,355
US Treasury Bonds 4.375% 8/15/2043	4.39 to 5.20	2,570,000	2,527,936
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.80	1,690,000	1,651,051
US Treasury Bonds 4.5% 2/15/2036	3.21	1,000	1,048
US Treasury Bonds 4.5% 2/15/2044	4.36 to 4.93	3,390,000	3,379,274
US Treasury Bonds 4.5% 5/15/2038	2.94	45,000	46,825
US Treasury Bonds 4.625% 11/15/2044	4.86 to 4.92	930,000	938,755
US Treasury Bonds 4.625% 11/15/2045	4.60 to 4.81	5,475,000	5,510,930
US Treasury Bonds 4.625% 11/15/2055	4.67 to 4.89	2,710,000	2,705,342
US Treasury Bonds 4.625% 2/15/2046	4.57	810,000	815,695
US Treasury Bonds 4.625% 2/15/2055	4.47 to 4.85	2,430,000	2,423,545
US Treasury Bonds 4.625% 5/15/2044	4.50 to 4.71	2,080,000	2,103,644
US Treasury Bonds 4.625% 5/15/2054	4.34 to 4.63	1,700,000	1,694,555
US Treasury Bonds 4.75% 11/15/2043	4.20 to 4.74	2,520,000	2,593,828
US Treasury Bonds 4.75% 2/15/2056	4.63	1,110,000	1,131,159
US Treasury Bonds 4.75% 5/15/2055	4.80 to 4.99	3,200,000	3,256,625
US Treasury Bonds 4.75% 8/15/2055	4.67 to 4.92	1,710,000	1,741,261
US Treasury Bonds 4.875% 8/15/2045	4.64 to 4.92	2,520,000	2,621,194
US Treasury Bonds 5% 5/15/2037	2.92	10,000	10,911
US Treasury Bonds 5% 5/15/2045	4.82 to 5.05	4,290,000	4,534,999
US Treasury Notes 0.375% 7/31/2027	0.42 to 0.48	1,248,000	1,195,496
US Treasury Notes 0.5% 10/31/2027	0.64	64,000	61,005
US Treasury Notes 0.5% 5/31/2027	0.44 to 0.70	1,548,000	1,492,187
US Treasury Notes 0.5% 6/30/2027	0.39 to 0.66	1,571,000	1,510,983
US Treasury Notes 0.5% 8/31/2027	1.19	309,000	295,904
US Treasury Notes 0.625% 11/30/2027	0.62 to 0.78	509,000	485,220
US Treasury Notes 0.625% 12/31/2027	0.76	338,000	321,483
US Treasury Notes 0.625% 3/31/2027	0.38 to 0.60	808,000	783,634
US Treasury Notes 0.625% 5/15/2030	1.69	75,000	66,697
US Treasury Notes 0.625% 8/15/2030	0.71	204,000	180,054
US Treasury Notes 0.75% 1/31/2028	0.93 to 0.94	263,000	250,230
US Treasury Notes 1% 7/31/2028	1.13	2,000	1,890
US Treasury Notes 1.125% 2/15/2031	1.63	2,000	1,784
US Treasury Notes 1.125% 2/28/2027	0.73	1,000	976
US Treasury Notes 1.125% 2/29/2028	1.28	1,000	956
US Treasury Notes 1.125% 8/31/2028	1.13	10,000	9,463
US Treasury Notes 1.25% 12/31/2026	2.17	225,000	220,779
US Treasury Notes 1.25% 3/31/2028	1.30	13,000	12,447
US Treasury Notes 1.25% 4/30/2028	1.25 to 1.26	659,000	629,860
US Treasury Notes 1.25% 6/30/2028	0.99	262,000	249,586
US Treasury Notes 1.25% 8/15/2031	3.20	259,000	229,245
US Treasury Notes 1.25% 9/30/2028	1.56	5,000	4,738
US Treasury Notes 1.375% 10/31/2028	1.39 to 1.81	410,000	389,148
US Treasury Notes 1.375% 12/31/2028	1.56 to 1.76	995,000	941,363
US Treasury Notes 1.5% 11/30/2028	1.92 to 2.37	2,379,000	2,262,002
US Treasury Notes 1.625% 8/15/2029	0.81 to 1.92	176,000	165,873
US Treasury Notes 1.75% 1/31/2029	2.89 to 2.94	465,000	443,930
US Treasury Notes 1.875% 2/28/2027	2.85	160,000	157,424
US Treasury Notes 1.875% 2/28/2029	3.26	25,000	23,923
US Treasury Notes 2.25% 11/15/2027	2.08 to 2.47	100,000	98,078
US Treasury Notes 2.25% 2/15/2027	3.09 to 3.14	134,000	132,380
US Treasury Notes 2.25% 8/15/2027	3.05	35,000	34,408
US Treasury Notes 2.375% 5/15/2027	3.19	22,000	21,710
US Treasury Notes 2.375% 5/15/2029	2.12	16,000	15,502
US Treasury Notes 2.625% 2/15/2029	2.56	57,000	55,771
US Treasury Notes 2.625% 5/31/2027	2.84 to 3.07	670,000	662,986
US Treasury Notes 2.625% 7/31/2029	3.15	735,000	716,367
US Treasury Notes 2.75% 2/15/2028	1.53 to 3.13	492,000	486,119
US Treasury Notes 2.75% 7/31/2027	2.70 to 3.18	1,095,000	1,084,478
US Treasury Notes 2.75% 8/15/2032	4.05	436,000	412,718
US Treasury Notes 2.875% 5/15/2028	1.90 to 2.72	323,000	319,505
US Treasury Notes 2.875% 5/15/2032	3.02 to 4.06	265,000	253,468
US Treasury Notes 2.875% 8/15/2028	3.23	61,000	60,276
US Treasury Notes 3.125% 11/15/2028	1.80 to 3.57	2,365,000	2,349,018
US Treasury Notes 3.125% 8/31/2027	3.33 to 3.92	2,265,000	2,254,648
US Treasury Notes 3.125% 8/31/2029	3.34 to 3.86	925,000	915,678
US Treasury Notes 3.25% 6/30/2027	2.86 to 3.05	670,000	668,194
US Treasury Notes 3.25% 6/30/2029	2.70 to 3.08	640,000	636,650
US Treasury Notes 3.375% 5/15/2033	3.86	440,000	429,773
US Treasury Notes 3.375% 9/15/2027	3.92	1,160,000	1,158,913
US Treasury Notes 3.375% 9/15/2028	3.62	4,990,000	4,988,246
US Treasury Notes 3.5% 1/15/2029	3.61	1,450,000	1,454,418
US Treasury Notes 3.5% 1/31/2030	3.61 to 4.07	900,000	901,336
US Treasury Notes 3.5% 10/15/2028	3.58 to 3.60	1,520,000	1,524,156
US Treasury Notes 3.5% 11/15/2028	3.47 to 3.59	3,710,000	3,720,579
US Treasury Notes 3.5% 11/30/2030	3.60 to 3.72	2,660,000	2,658,545
US Treasury Notes 3.5% 12/15/2028	3.52 to 3.56	6,200,000	6,218,406
US Treasury Notes 3.5% 2/15/2029	3.39 to 3.50	5,870,000	5,888,344
US Treasury Notes 3.5% 2/15/2033	3.97	640,000	631,225
US Treasury Notes 3.5% 2/28/2031	3.52	1,770,000	1,768,617
US Treasury Notes 3.5% 4/30/2028	4.02 to 4.06	1,040,000	1,042,204
US Treasury Notes 3.5% 4/30/2030	3.71 to 3.88	780,000	780,670
US Treasury Notes 3.5% 9/30/2029	3.57 to 3.91	1,290,000	1,292,771
US Treasury Notes 3.625% 3/31/2028	3.51 to 3.58	1,030,000	1,034,788
US Treasury Notes 3.625% 3/31/2030	3.88	180,000	181,055
US Treasury Notes 3.625% 5/31/2028	4.03 to 4.14	550,000	552,771
US Treasury Notes 3.625% 8/15/2028	3.58	3,620,000	3,640,645
US Treasury Notes 3.625% 8/31/2029	3.71	1,110,000	1,116,938
US Treasury Notes 3.625% 8/31/2030	3.69	150,000	150,779
US Treasury Notes 3.625% 9/30/2031	3.66 to 3.98	1,390,000	1,392,335
US Treasury Notes 3.75% 1/31/2031	3.80	270,000	272,742
US Treasury Notes 3.75% 10/31/2032	3.75 to 3.89	3,780,000	3,790,631
US Treasury Notes 3.75% 11/30/2032	3.82 to 3.94	2,520,000	2,526,792
US Treasury Notes 3.75% 12/31/2028	3.84 to 4.06	840,000	848,105
US Treasury Notes 3.75% 12/31/2030	4.02 to 4.11	1,270,000	1,282,601
US Treasury Notes 3.75% 4/15/2028	3.58 to 3.80	3,400,000	3,424,703
US Treasury Notes 3.75% 5/15/2028	3.83 to 4.02	8,930,000	8,997,428
US Treasury Notes 3.75% 5/31/2030	3.98	1,520,000	1,535,853
US Treasury Notes 3.75% 6/30/2030	4.39	140,000	141,460
US Treasury Notes 3.75% 8/31/2031	3.59 to 3.65	860,000	867,055
US Treasury Notes 3.875% 11/30/2027	4.01	5,000	5,039
US Treasury Notes 3.875% 11/30/2029	3.57 to 3.90	1,850,000	1,877,316
US Treasury Notes 3.875% 12/31/2027	3.93	450,000	453,661
US Treasury Notes 3.875% 12/31/2029	3.45 to 3.75	840,000	852,502
US Treasury Notes 3.875% 12/31/2032	3.89 to 4.05	3,180,000	3,211,303
US Treasury Notes 3.875% 3/15/2028	3.68 to 4.03	5,040,000	5,088,038
US Treasury Notes 3.875% 4/30/2030	3.72	550,000	558,422
US Treasury Notes 3.875% 6/15/2028	3.68 to 3.88	6,390,000	6,459,142
US Treasury Notes 3.875% 6/30/2030	3.79 to 3.83	1,390,000	1,411,664
US Treasury Notes 3.875% 7/15/2028	3.88	4,050,000	4,094,455
US Treasury Notes 3.875% 7/31/2030	3.95	950,000	964,918
US Treasury Notes 3.875% 8/15/2033	4.65 to 4.88	1,050,000	1,057,629
US Treasury Notes 3.875% 8/15/2034	3.92 to 4.28	2,100,000	2,103,054
US Treasury Notes 3.875% 9/30/2032	3.88 to 3.93	1,900,000	1,920,188
US Treasury Notes 4% 1/15/2027	4.01 to 4.16	1,470,000	1,475,685
US Treasury Notes 4% 1/31/2029	3.87 to 4.25	1,960,000	1,992,769
US Treasury Notes 4% 1/31/2031	3.91 to 4.29	1,680,000	1,715,306
US Treasury Notes 4% 1/31/2033	3.71 to 3.85	2,570,000	2,614,172
US Treasury Notes 4% 10/31/2029	3.60 to 4.14	2,710,000	2,761,448
US Treasury Notes 4% 11/15/2035	4.02 to 4.26	1,620,000	1,625,822
US Treasury Notes 4% 12/15/2027	4.32 to 4.36	2,320,000	2,343,693
US Treasury Notes 4% 2/15/2034	4.19 to 4.69	2,320,000	2,350,541
US Treasury Notes 4% 2/28/2030	3.49 to 4.00	1,990,000	2,029,334
US Treasury Notes 4% 2/29/2028	3.53	720,000	728,297
US Treasury Notes 4% 3/31/2030	3.95	400,000	408,000
US Treasury Notes 4% 4/30/2032	3.93 to 4.29	3,300,000	3,363,293
US Treasury Notes 4% 5/31/2030	3.95 to 4.12	2,610,000	2,663,220
US Treasury Notes 4% 6/30/2032	3.99	920,000	937,322
US Treasury Notes 4% 7/31/2030	4.07 to 4.35	680,000	694,025
US Treasury Notes 4% 7/31/2032	3.92 to 4.03	3,750,000	3,819,580
US Treasury Notes 4.125% 10/31/2027	3.66 to 4.24	1,765,000	1,784,787
US Treasury Notes 4.125% 10/31/2029	4.15	1,580,000	1,616,784
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.24	3,180,000	3,264,717
US Treasury Notes 4.125% 11/15/2027	4.10 to 4.27	3,910,000	3,955,209
US Treasury Notes 4.125% 11/15/2032	3.62 to 3.95	1,385,000	1,419,625
US Treasury Notes 4.125% 11/30/2029	4.03 to 4.28	2,080,000	2,128,994
US Treasury Notes 4.125% 11/30/2031	4.12 to 4.51	1,910,000	1,960,809
US Treasury Notes 4.125% 2/15/2036	3.96	1,820,000	1,844,172
US Treasury Notes 4.125% 2/29/2032	4.10 to 4.12	2,550,000	2,616,838
US Treasury Notes 4.125% 3/31/2029	4.20 to 4.33	1,510,000	1,541,734
US Treasury Notes 4.125% 3/31/2031	4.33 to 4.72	1,500,000	1,540,254
US Treasury Notes 4.125% 3/31/2032	3.88 to 4.08	1,270,000	1,303,387
US Treasury Notes 4.125% 5/31/2032	3.99 to 4.31	3,170,000	3,252,383
US Treasury Notes 4.125% 7/31/2028	4.18 to 4.42	1,180,000	1,200,281
US Treasury Notes 4.125% 7/31/2031	3.68 to 4.10	4,540,000	4,663,577
US Treasury Notes 4.125% 8/31/2030	4.35 to 4.63	1,790,000	1,835,799
US Treasury Notes 4.125% 9/30/2027	4.28	225,000	227,391
US Treasury Notes 4.25% 1/15/2028	4.24	540,000	548,184
US Treasury Notes 4.25% 1/31/2030	4.33	440,000	452,650
US Treasury Notes 4.25% 11/15/2034	4.60	440,000	452,048
US Treasury Notes 4.25% 11/30/2026	3.63 to 3.82	8,660,000	8,700,797
US Treasury Notes 4.25% 2/15/2028	3.96 to 4.04	4,520,000	4,592,731
US Treasury Notes 4.25% 2/28/2029	4.26 to 4.30	1,350,000	1,382,537
US Treasury Notes 4.25% 2/28/2031	4.10 to 4.31	2,930,000	3,025,225
US Treasury Notes 4.25% 5/15/2035	4.36 to 4.51	2,510,000	2,574,417
US Treasury Notes 4.25% 6/30/2029	4.16 to 4.34	1,140,000	1,169,658
US Treasury Notes 4.25% 6/30/2031	4.23	300,000	309,926
US Treasury Notes 4.25% 8/15/2035	4.10	940,000	963,353
US Treasury Notes 4.375% 1/31/2032	4.44	1,160,000	1,205,902
US Treasury Notes 4.375% 11/30/2028	4.29	290,000	297,397
US Treasury Notes 4.375% 11/30/2030	3.91 to 4.36	1,370,000	1,420,947
US Treasury Notes 4.375% 12/15/2026	4.01 to 4.13	2,210,000	2,223,830
US Treasury Notes 4.375% 12/31/2029	4.41	240,000	247,866
US Treasury Notes 4.375% 5/15/2034	4.49	700,000	726,770
US Treasury Notes 4.375% 7/15/2027	4.20	760,000	769,324
US Treasury Notes 4.5% 11/15/2033	3.91 to 4.45	2,640,000	2,765,503
US Treasury Notes 4.5% 12/31/2031	4.49 to 4.52	1,310,000	1,370,434
US Treasury Notes 4.5% 4/15/2027	4.87	20,000	20,217
US Treasury Notes 4.5% 5/15/2027	4.67	1,530,000	1,547,989
US Treasury Notes 4.625% 2/15/2035	4.20 to 4.31	2,770,000	2,922,783
US Treasury Notes 4.625% 4/30/2029	4.72	590,000	611,318
US Treasury Notes 4.625% 4/30/2031	4.70	750,000	787,822
US Treasury Notes 4.625% 5/31/2031	4.22 to 4.49	2,800,000	2,941,750
US Treasury Notes 4.625% 6/15/2027	4.52	10,000	10,144
US Treasury Notes 4.625% 9/30/2028	4.60 to 4.61	820,000	844,952
US Treasury Notes 4.625% 9/30/2030	4.65 to 4.84	970,000	1,015,582
US Treasury Notes 4.75% 2/15/2045	4.59 to 4.92	2,980,000	3,054,500
US Treasury Notes 4.875% 10/31/2028	4.44 to 4.82	2,540,000	2,635,052
US Treasury Notes 4.875% 10/31/2030	4.47 to 4.89	800,000	846,625
TOTAL U.S. TREASURY OBLIGATIONS (Cost $309,530,506)			308,874,342

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $8,678,381)	3.70	8,676,646	8,678,381

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $706,966,509)	697,188,920
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(18,393,142)
NET ASSETS - 100.0%	678,795,778

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 3% 3/1/2056	(200,000)	(183,386)
Ginnie Mae II Pool 3.5% 3/1/2056	(775,000)	(727,107)
Ginnie Mae II Pool 4.5% 3/1/2056	(275,000)	(271,671)
Ginnie Mae II Pool 5% 3/1/2056	(1,800,000)	(1,806,329)
Ginnie Mae II Pool 5% 4/1/2056	(325,000)	(325,698)
Ginnie Mae II Pool 5.5% 3/1/2056	(1,525,000)	(1,544,636)
Ginnie Mae II Pool 6% 3/1/2056	(1,175,000)	(1,198,835)
Ginnie Mae II Pool 6.5% 3/1/2056	(600,000)	(623,548)
Uniform Mortgage Backed Securities 2% 3/1/2056	(250,000)	(207,041)
Uniform Mortgage Backed Securities 2.5% 3/1/2056	(150,000)	(129,896)
Uniform Mortgage Backed Securities 3% 3/1/2056	(100,000)	(90,426)
Uniform Mortgage Backed Securities 3.5% 3/1/2056	(50,000)	(47,120)
Uniform Mortgage Backed Securities 4.5% 3/1/2056	(200,000)	(197,766)
Uniform Mortgage Backed Securities 5% 3/1/2041	(250,000)	(253,799)
Uniform Mortgage Backed Securities 5% 3/1/2056	(650,000)	(652,945)
Uniform Mortgage Backed Securities 6% 3/1/2056	(475,000)	(487,228)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(8,747,431)

TOTAL TBA SALE COMMITMENTS (Proceeds $8,719,699)		(8,747,431)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $500,037 or 0.1% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Zero coupon bond which is issued at a discount.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,307,595	68,747,998	65,377,142	51,658	(70)	-	8,678,381	8,676,646	0.0%
Total	5,307,595	68,747,998	65,377,142	51,658	(70)	-	8,678,381

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	3,568,132	-	3,568,132	-

Bank Notes
Financials	518,162	-	518,162	-

Commercial Mortgage Securities	9,287,205	-	9,287,205	-

Foreign Government and Government Agency Obligations	15,539,473	-	15,539,473	-

Non-Convertible Corporate Bonds
Communication Services	15,785,913	-	15,785,913	-
Consumer Discretionary	11,228,038	-	11,228,038	-
Consumer Staples	6,918,315	-	6,918,315	-
Energy	7,621,101	-	7,621,101	-
Financials	75,466,996	-	75,466,996	-
Health Care	22,279,065	-	22,279,065	-
Industrials	8,510,379	-	8,510,379	-
Information Technology	16,586,544	-	16,586,544	-
Materials	4,953,641	-	4,953,641	-
Real Estate	6,329,493	-	6,329,493	-
Utilities	6,605,632	-	6,605,632	-

U.S. Government Agency - Mortgage Securities	167,835,913	-	167,835,913	-

U.S. Government Agency Obligations
Financials	602,195	-	602,195	-

U.S. Treasury Obligations	308,874,342	-	308,874,342	-

Money Market Funds	8,678,381	8,678,381	-	-
Total Investments in Securities:	697,188,920	8,678,381	688,510,539	-
Other Financial Instruments:

TBA Sale Commitments	(8,747,431)	-	(8,747,431)	-
Total Other Financial Instruments:	(8,747,431)	-	(8,747,431)	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $698,288,128)	$688,510,539
Fidelity Central Funds (cost $8,678,381)	8,678,381

Total Investment in Securities (cost $706,966,509)		$697,188,920
Cash		228,636
Receivable for investments sold		6,113,211
Receivable for TBA sale commitments		8,719,699
Receivable for fund shares sold		1,009,254
Interest receivable		5,509,907
Distributions receivable from Fidelity Central Funds		7,617
Total assets		718,777,244
Liabilities
Payable for investments purchased
Regular delivery	$10,805,357
Delayed delivery	19,797,732
TBA sale commitments, at value	8,747,431
Payable for fund shares redeemed	445,358
Distributions payable	130,276
Accrued management fee	55,307
Other payables and accrued expenses	5
Total liabilities		39,981,466
Net Assets		$678,795,778
Net Assets consist of:
Paid in capital		$700,228,103
Total accumulated earnings (loss)		(21,432,325)
Net Assets		$678,795,778
Net Asset Value, offering price and redemption price per share ($678,795,778 ÷ 71,324,695 shares)		$9.52
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Interest		$12,811,224
Income from Fidelity Central Funds		51,658
Total income		12,862,882
Expenses
Management fee	$313,990
Independent trustees' fees and expenses	651
Total expenses before reductions	314,641
Expense reductions	(1,064)
Total expenses after reductions		313,577
Net Investment income (loss)		12,549,305
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	125,029
Fidelity Central Funds	(70)
Total net realized gain (loss)		124,959
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	11,361,953
TBA sale commitments	(5,945)
Total change in net unrealized appreciation (depreciation)		11,356,008
Net gain (loss)		11,480,967
Net increase (decrease) in net assets resulting from operations		$24,030,272
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,549,305	$20,410,632
Net realized gain (loss)	124,959	(3,051,753)
Change in net unrealized appreciation (depreciation)	11,356,008	(292,889)
Net increase (decrease) in net assets resulting from operations	24,030,272	17,065,990
Distributions to shareholders	(12,487,001)	(19,167,823)

Share transactions
Proceeds from sales of shares	142,090,982	250,301,186
Reinvestment of distributions	11,657,347	17,783,520
Cost of shares redeemed	(75,189,292)	(135,504,985)

Net increase (decrease) in net assets resulting from share transactions	78,559,037	132,579,721
Total increase (decrease) in net assets	90,102,308	130,477,888

Net Assets
Beginning of period	588,693,470	458,215,582
End of period	$678,795,778	$588,693,470

Other Information
Shares
Sold	15,064,099	27,023,514
Issued in reinvestment of distributions	1,235,119	1,915,951
Redeemed	(7,969,682)	(14,636,853)
Net increase (decrease)	8,329,536	14,302,612

Financial Highlights
Fidelity® Sustainability Bond Index Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.35	$9.41	$9.09	$9.45	$10.85	$11.11
Income from Investment Operations
Net investment income (loss) A,B	.189	.367	.333	.267	.174	.144
Net realized and unrealized gain (loss)	.169	(.083)	.294	(.383)	(1.401)	(.207)
Total from investment operations	.358	.284	.627	(.116)	(1.227)	(.063)
Distributions from net investment income	(.188)	(.344)	(.307)	(.244)	(.165)	(.148)
Distributions from net realized gain	-	-	-	-	(.008)	(.049)
Total distributions	(.188)	(.344)	(.307)	(.244)	(.173)	(.197)
Net asset value, end of period	$9.52	$9.35	$9.41	$9.09	$9.45	$10.85
Total Return C,D	3.86%	3.11%	7.06%	(1.23)%	(11.40)%	(.56)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.10% G	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10 % G	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10% G	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	4.03% G	3.97%	3.66%	2.90%	1.72%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$678,796	$588,693	$458,216	$326,154	$298,196	$240,618
Portfolio turnover rate H	68 % G	70%	55%	55%	65%	97%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Sustainability Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$12,061,522
Gross unrealized depreciation	(19,784,186)
Net unrealized appreciation (depreciation)	$(7,722,664)
Tax cost	$704,911,584

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(4,540,196)
Long-term	(9,338,908)
Total capital loss carryforward	$(13,879,104)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainability Bond Index Fund	134,674,406	105,391,538
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .10% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,064.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Sustainability Bond Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors.  Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the index the fund seeks to track (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary fee (subject to certain exceptions). The Board also considered other expenses such as transfer agent, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the fund's unitary fee arrangement. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked above the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024.
The Board noted that the fund has a unitary fee that covers expenses beyond portfolio management, unlike the majority of funds within the mapped group. The Board considered that there are no other ESG funds in the total peer group. The Board also noted that Fidelity believes the fees charged are reasonable for the overall value of the nature and quality of services shareholders receive.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9887302.107
SBI-I-SANN-0426
Fidelity® Short-Term Bond Index Fund

Semi-Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Short-Term Bond Index Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Bank Notes - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Financials - 0.5%
Banks - 0.5%
Fifth Third Bank OH 2.25% 2/1/2027	250,000	246,454
Keybank National Association 5.85% 11/15/2027	930,000	957,673
Keybank National Association 6.95% 2/1/2028	390,000	409,183
Morgan Stanley Bank NA 4.952% 1/14/2028 (b)	2,160,000	2,178,452
Morgan Stanley Bank NA 4.968% 7/14/2028 (b)	4,680,000	4,739,941
Morgan Stanley Bank NA 5.504% 5/26/2028 (b)	1,280,000	1,302,963
PNC Bank NA 2.7% 10/22/2029	430,000	409,935
PNC Bank NA 3.25% 1/22/2028	640,000	634,888
Truist Bank 4.136% 10/23/2029 (b)	1,500,000	1,501,910
Truist Bank 4.42% 7/24/2028 (b)	1,000,000	1,006,238
Truist Bank 5 year U.S. Treasury Index + 1.15%, 4.632% 9/17/2029 (b)(g)	1,270,000	1,282,702
		14,670,339
Capital Markets - 0.0%
Goldman Sachs Bank USA 5.283% 3/18/2027 (b)	1,810,000	1,811,026
TOTAL UNITED STATES		16,481,365
TOTAL BANK NOTES (Cost $16,305,294)		16,481,365

Foreign Government and Government Agency Obligations - 0.9%
	Principal Amount (a)	Value ($)
CANADA - 0.5%
Export Development Canada 3% 5/25/2027	2,350,000	2,335,935
Province of British Columbia 3.9% 8/27/2030	1,400,000	1,415,575
Province of British Columbia 4.9% 4/24/2029	1,500,000	1,559,657
Province of Ontario 4.7% 1/15/2030	4,500,000	4,671,360
Province of Quebec 2.75% 4/12/2027	1,000,000	990,660
Province of Quebec 4.5% 4/3/2029	3,000,000	3,083,656
TOTAL CANADA		14,056,843
CHILE - 0.0%
Chilean Republic 2.75% 1/31/2027	760,000	750,120
Chilean Republic 3.24% 2/6/2028	400,000	394,000
TOTAL CHILE		1,144,120
INDONESIA - 0.1%
Indonesia Government 3.5% 1/11/2028	1,000,000	992,565
Indonesia Government 4.3% 4/16/2031	1,500,000	1,492,500
Indonesia Government 5.25% 1/15/2030	1,000,000	1,038,000
TOTAL INDONESIA		3,523,065
ISRAEL - 0.1%
Israel Government 4.5% 1/13/2031	900,000	901,964
Israel Government 5.375% 2/19/2030	1,700,000	1,759,587
Israel Government 5.375% 3/12/2029	700,000	721,217
TOTAL ISRAEL		3,382,768
ITALY - 0.0%
Italian Republic 2.875% 10/17/2029	550,000	533,100
KOREA (SOUTH) - 0.0%
Korean Republic 3.625% 10/29/2030	200,000	200,175
Korean Republic 4.5% 7/3/2029	1,500,000	1,541,953
TOTAL KOREA (SOUTH)		1,742,128
MEXICO - 0.1%
United Mexican States 4.15% 3/28/2027	470,000	470,752
United Mexican States 5.4% 2/9/2028	1,250,000	1,281,250
United Mexican States 6% 5/13/2030	1,600,000	1,683,200
TOTAL MEXICO		3,435,202
PANAMA - 0.0%
Panamanian Republic 7.5% 3/1/2031	700,000	785,400
PHILIPPINES - 0.1%
Philippine Republic 5.17% 10/13/2027	1,000,000	1,020,000
Philippine Republic 7.75% 1/14/2031	1,300,000	1,505,400
TOTAL PHILIPPINES		2,525,400
POLAND - 0.0%
Republic of Poland 4.625% 3/18/2029	500,000	513,285
Republic of Poland 4.875% 2/12/2030	800,000	830,400
TOTAL POLAND		1,343,685
URUGUAY - 0.0%
Uruguay Republic 4.375% 10/27/2027	400,000	402,800
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $32,325,124)		32,874,511

Non-Convertible Corporate Bonds - 27.3%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.4%
Financials - 0.3%
Banks - 0.3%
Australia & New Zealand Banking Group Ltd/New York NY 4.362% 6/18/2028	1,570,000	1,593,121
National Australia Bank Ltd/New York 3.85% 12/13/2028	900,000	903,422
National Australia Bank Ltd/New York 3.905% 6/9/2027 (c)	1,140,000	1,143,362
National Australia Bank Ltd/New York 4.148% 1/13/2031	900,000	908,543
National Australia Bank Ltd/New York 4.787% 1/10/2029	280,000	288,586
National Australia Bank Ltd/New York 4.9% 6/13/2028 (c)	440,000	451,592
Westpac Banking Corp 3.35% 3/8/2027	360,000	358,910
Westpac Banking Corp 3.4% 1/25/2028	1,110,000	1,105,935
Westpac Banking Corp 4.043% 8/26/2027	560,000	563,508
Westpac Banking Corp 4.11% 7/24/2034 (b)	310,000	307,334
Westpac Banking Corp 4.322% 11/23/2031 (b)	930,000	930,523
Westpac Banking Corp 4.354% 7/1/2030	130,000	132,345
Westpac Banking Corp 5.05% 4/16/2029	590,000	613,462
Westpac Banking Corp 5.457% 11/18/2027	420,000	432,743
Westpac Banking Corp 5.535% 11/17/2028	310,000	324,304
TOTAL FINANCIALS		10,057,690
Materials - 0.1%
Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd 4.75% 2/28/2028	440,000	448,058
BHP Billiton Finance USA Ltd 5% 2/21/2030	600,000	622,098
BHP Billiton Finance USA Ltd 5.1% 9/8/2028	470,000	484,324
Rio Tinto Finance USA Ltd 7.125% 7/15/2028	400,000	429,749
Rio Tinto Finance USA PLC 4.875% 3/14/2030	770,000	795,256
TOTAL MATERIALS		2,779,485
TOTAL AUSTRALIA		12,837,175
BELGIUM - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Anheuser-Busch InBev Worldwide Inc 3.5% 6/1/2030	1,500,000	1,478,346
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.0%
Vale Overseas Ltd 3.75% 7/8/2030	500,000	483,768
Paper & Forest Products - 0.1%
Suzano Austria GmbH 2.5% 9/15/2028	700,000	668,262
Suzano Austria GmbH 6% 1/15/2029	650,000	673,126
		1,341,388
TOTAL BRAZIL		1,825,156
CANADA - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 3.7% 9/15/2027	320,000	318,230
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 3.2% 3/15/2027	580,000	575,753
Rogers Communications Inc 5% 2/15/2029	580,000	593,360
		1,169,113
TOTAL COMMUNICATION SERVICES		1,487,343
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 3.85% 6/1/2027	590,000	589,923
Canadian Natural Resources Ltd 5% 12/15/2029	250,000	258,011
Enbridge Inc 3.7% 7/15/2027	330,000	329,289
Enbridge Inc 4.2% 11/20/2028	1,400,000	1,408,601
Enbridge Inc 5.3% 4/5/2029	600,000	621,880
Enbridge Inc 7.375% 3/15/2055 (b)	290,000	309,373
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029	550,000	562,376
TransCanada PipeLines Ltd 4.1% 4/15/2030	1,550,000	1,547,452
TransCanada PipeLines Ltd 4.25% 5/15/2028	694,000	698,026
TOTAL ENERGY		6,324,931
Financials - 0.8%
Banks - 0.7%
Bank of Montreal 3.803% 12/15/2032 (b)	600,000	595,503
Bank of Montreal 4.35% 9/22/2031 (b)	320,000	322,065
Bank of Montreal 4.439% 1/14/2032 (b)	280,000	281,810
Bank of Montreal 4.64% 9/10/2030 (b)	370,000	376,783
Bank of Montreal 4.7% 9/14/2027	1,690,000	1,711,826
Bank of Montreal 5.717% 9/25/2028	140,000	146,044
Bank of Nova Scotia/The 4.247% 2/2/2030 (b)	600,000	602,961
Bank of Nova Scotia/The 4.338% 9/15/2031 (b)	360,000	361,282
Bank of Nova Scotia/The 4.932% 2/14/2029 (b)	2,760,000	2,810,171
Bank of Nova Scotia/The 5.25% 6/12/2028	260,000	267,918
Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (b)	540,000	549,693
Canadian Imperial Bank of Commerce 5.26% 4/8/2029	2,160,000	2,241,793
National Bank of Canada 4.5% 10/10/2029	550,000	559,003
Royal Bank of Canada 3.625% 5/4/2027	520,000	519,452
Royal Bank of Canada 3.995% 11/3/2028 (b)	2,080,000	2,082,984
Royal Bank of Canada 4.522% 10/18/2028 (b)	450,000	454,543
Royal Bank of Canada 4.65% 10/18/2030 (b)	1,060,000	1,081,342
Royal Bank of Canada 4.696% 8/6/2031 (b)	1,000,000	1,021,734
Royal Bank of Canada 4.95% 2/1/2029	1,070,000	1,103,997
Royal Bank of Canada 5.153% 2/4/2031 (b)	700,000	725,961
Toronto Dominion Bank 3.625% 9/15/2031 (b)	630,000	627,647
Toronto Dominion Bank 3.913% 1/13/2028	1,100,000	1,101,365
Toronto Dominion Bank 4.108% 6/8/2027	520,000	521,924
Toronto Dominion Bank 4.808% 6/3/2030	1,070,000	1,100,208
Toronto Dominion Bank 5.146% 9/10/2034 (b)	160,000	163,173
Toronto Dominion Bank 5.156% 1/10/2028	1,430,000	1,463,214
Toronto Dominion Bank 5.523% 7/17/2028	650,000	673,497
		23,467,893
Capital Markets - 0.1%
Brookfield Finance Inc 3.9% 1/25/2028	660,000	658,505
Brookfield Finance Inc 4.35% 4/15/2030	490,000	490,941
		1,149,446
Insurance - 0.0%
Fairfax Financial Holdings Ltd 4.85% 4/17/2028	300,000	304,446
Manulife Financial Corp 2.484% 5/19/2027	520,000	511,745
Manulife Financial Corp 4.061% 2/24/2032 (b)	230,000	229,359
		1,045,550
TOTAL FINANCIALS		25,662,889
Industrials - 0.0%
Ground Transportation - 0.0%
Canadian National Railway Co 4.2% 3/12/2031	150,000	150,962
Canadian National Railway Co 6.9% 7/15/2028	190,000	202,899
Canadian Pacific Railway Co 4.8% 3/30/2030	1,040,000	1,070,564
TOTAL INDUSTRIALS		1,424,425
Information Technology - 0.0%
IT Services - 0.0%
CGI Inc 4.95% 3/14/2030	350,000	355,776
Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 4.2% 4/1/2029	330,000	331,233
Nutrien Ltd 4.9% 3/27/2028	620,000	631,235
TOTAL MATERIALS		962,468
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	390,000	389,210
TOTAL CANADA		36,607,042
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Baidu Inc 1.72% 4/9/2026	1,000,000	997,890
Baidu Inc 4.875% 11/14/2028	1,000,000	1,023,282
TOTAL COMMUNICATION SERVICES		2,021,172
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Alibaba Group Holding Ltd 4.875% 5/26/2030	1,000,000	1,038,738
TOTAL CHINA		3,059,910
FRANCE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TotalEnergies Capital International SA 3.455% 2/19/2029	1,390,000	1,378,625
GERMANY - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Deutsche Telekom International Finance BV 8.75% 6/15/2030 (b)	1,290,000	1,513,693
Financials - 0.7%
Capital Markets - 0.2%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (b)	1,610,000	1,590,444
Deutsche Bank AG/New York NY 2.552% 1/7/2028 (b)	390,000	385,112
Deutsche Bank AG/New York NY 4.469% 12/10/2031 (b)	1,100,000	1,106,307
Deutsche Bank AG/New York NY 4.725% 2/6/2032 (b)(c)	900,000	907,691
Deutsche Bank AG/New York NY 4.875% 12/1/2032 (b)	250,000	250,879
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	290,000	296,280
Deutsche Bank AG/New York NY 5.297% 5/9/2031 (b)	200,000	206,531
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (b)	2,200,000	2,248,385
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (b)	160,000	167,338
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (b)	1,000,000	1,065,004
		8,223,971
Financial Services - 0.5%
KfW 3% 5/20/2027	5,800,000	5,766,738
KfW 3.5% 8/9/2028	200,000	200,533
KfW 3.875% 5/15/2028	7,000,000	7,067,628
Landwirtschaftliche Rentenbank 2.5% 11/15/2027	2,460,000	2,421,595
Landwirtschaftliche Rentenbank 3.625% 10/8/2030	600,000	602,382
		16,058,876
TOTAL FINANCIALS		24,282,847
TOTAL GERMANY		25,796,540
IRELAND - 0.2%
Financials - 0.2%
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	1,410,000	1,371,675
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.65% 7/21/2027	150,000	149,455
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.125% 2/28/2029	1,700,000	1,700,889
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030	750,000	751,979
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 9/10/2029	500,000	506,996
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029	700,000	718,736
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028	150,000	155,342
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	732,000	750,421

TOTAL IRELAND		6,105,493
JAPAN - 1.0%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Toyota Motor Corp 2.76% 7/2/2029	1,340,000	1,294,716
Toyota Motor Corp 4.186% 6/30/2027	2,180,000	2,194,802
Toyota Motor Corp 4.45% 6/30/2030	490,000	498,810
Toyota Motor Corp 5.118% 7/13/2028	1,800,000	1,854,591
TOTAL CONSUMER DISCRETIONARY		5,842,919
Financials - 0.8%
Banks - 0.7%
Japan Bank for International Cooperation 3.875% 1/23/2031	2,000,000	2,015,706
Japan Bank for International Cooperation 3.875% 7/3/2028	800,000	805,248
Japan Bank for International Cooperation 4.625% 7/22/2027	600,000	608,244
Japan Bank for International Cooperation 4.875% 10/18/2028	1,000,000	1,031,966
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (b)	900,000	891,706
Mitsubishi UFJ Financial Group Inc 3.741% 3/7/2029	850,000	847,621
Mitsubishi UFJ Financial Group Inc 3.961% 3/2/2028	450,000	451,176
Mitsubishi UFJ Financial Group Inc 4.505% 1/14/2032 (b)	600,000	605,791
Mitsubishi UFJ Financial Group Inc 4.527% 9/12/2031 (b)	300,000	303,604
Mitsubishi UFJ Financial Group Inc 5.017% 7/20/2028 (b)	1,050,000	1,065,640
Mitsubishi UFJ Financial Group Inc 5.159% 4/24/2031 (b)	1,200,000	1,244,957
Mitsubishi UFJ Financial Group Inc 5.197% 1/16/2031 (b)	300,000	310,399
Mitsubishi UFJ Financial Group Inc 5.242% 4/19/2029 (b)	300,000	308,014
Mitsubishi UFJ Financial Group Inc 5.354% 9/13/2028 (b)	300,000	306,382
Mitsubishi UFJ Financial Group Inc 5.422% 2/22/2029 (b)	1,000,000	1,027,598
Mizuho Financial Group Inc 1.234% 5/22/2027 (b)	210,000	208,754
Mizuho Financial Group Inc 1.554% 7/9/2027 (b)	743,000	736,883
Mizuho Financial Group Inc 3.17% 9/11/2027	430,000	426,071
Mizuho Financial Group Inc 4.711% 7/8/2031 (b)	370,000	377,284
Mizuho Financial Group Inc 5.098% 5/13/2031 (b)	600,000	621,620
Mizuho Financial Group Inc 5.382% 7/10/2030 (b)	1,000,000	1,039,956
Mizuho Financial Group Inc 5.414% 9/13/2028 (b)	200,000	204,637
Mizuho Financial Group Inc 5.667% 5/27/2029 (b)	590,000	611,335
Mizuho Financial Group Inc 5.778% 7/6/2029 (b)	860,000	894,394
Sumitomo Mitsui Financial Group Inc 2.75% 1/15/2030	500,000	476,153
Sumitomo Mitsui Financial Group Inc 3.04% 7/16/2029	1,880,000	1,821,813
Sumitomo Mitsui Financial Group Inc 3.544% 1/17/2028	2,190,000	2,179,391
Sumitomo Mitsui Financial Group Inc 4.108% 1/15/2029	2,300,000	2,309,869
Sumitomo Mitsui Financial Group Inc 5.24% 4/15/2030	700,000	730,571
Sumitomo Mitsui Financial Group Inc 5.52% 1/13/2028	650,000	670,119
Sumitomo Mitsui Financial Group Inc 5.8% 7/13/2028	300,000	312,721
		25,445,623
Capital Markets - 0.1%
Nomura Holdings Inc 2.172% 7/14/2028	410,000	392,381
Nomura Holdings Inc 2.71% 1/22/2029	200,000	192,487
Nomura Holdings Inc 4.904% 7/1/2030	1,350,000	1,381,260
Nomura Holdings Inc 5.386% 7/6/2027	240,000	244,151
Nomura Holdings Inc 5.605% 7/6/2029	1,030,000	1,075,932
Nomura Holdings Inc 6.07% 7/12/2028	400,000	417,968
		3,704,179
TOTAL FINANCIALS		29,149,802
Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2.05% 3/31/2030	1,510,000	1,394,303
TOTAL JAPAN		36,387,024
KOREA (SOUTH) - 0.2%
Financials - 0.2%
Banks - 0.2%
Export-Import Bank of Korea 3.875% 1/13/2031	1,000,000	1,007,743
Export-Import Bank of Korea 4% 9/11/2029	500,000	506,424
Export-Import Bank of Korea 5% 1/11/2028	2,000,000	2,049,419
Export-Import Bank of Korea 5.125% 9/18/2028	400,000	414,652
Korea Development Bank/The 4% 1/28/2031	800,000	810,134
Korea Development Bank/The 4.125% 10/16/2027	2,200,000	2,216,482
Korea Development Bank/The 4.875% 2/3/2030	800,000	834,125

TOTAL KOREA (SOUTH)		7,838,979
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 6.55% 11/29/2027	760,000	790,292
MEXICO - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV 3.625% 4/22/2029	410,000	404,000
MULTI-NATIONAL - 0.4%
Financials - 0.4%
Banks - 0.3%
Corp Andina de Fomento 4.125% 1/7/2028	1,000,000	1,006,859
Corp Andina de Fomento 5% 1/22/2030	1,000,000	1,042,013
Corp Andina de Fomento 5% 1/24/2029	175,000	181,213
European Investment Bank 3.75% 11/15/2029	7,000,000	7,065,851
European Investment Bank 3.75% 3/13/2031	840,000	846,552
Inter-American Development Bank 4% 1/12/2028	1,900,000	1,918,969
		12,061,457
Capital Markets - 0.1%
Asian Infrastructure Investment Bank/The 3.75% 9/14/2027	2,050,000	2,058,691
TOTAL MULTI-NATIONAL		14,120,148
NETHERLANDS - 0.2%
Financials - 0.2%
Banks - 0.2%
Cooperatieve Rabobank UA/NY 3.743% 1/14/2028	250,000	250,382
Cooperatieve Rabobank UA/NY 4.16% 1/14/2031	500,000	503,645
Cooperatieve Rabobank UA/NY 4.883% 1/21/2028	1,500,000	1,534,981
ING Groep NV 1.726% 4/1/2027 (b)	484,000	483,083
ING Groep NV 4.017% 3/28/2028 (b)	1,240,000	1,240,904
ING Groep NV 4.05% 4/9/2029	700,000	700,880
ING Groep NV 5.066% 3/25/2031 (b)	500,000	515,484
ING Groep NV 5.335% 3/19/2030 (b)	430,000	445,457
TOTAL FINANCIALS		5,674,816
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 3.4% 5/1/2030	790,000	765,614
NXP BV / NXP Funding LLC / NXP USA Inc 4.4% 6/1/2027	290,000	291,445
NXP BV / NXP Funding LLC 5.55% 12/1/2028	140,000	144,888
TOTAL INFORMATION TECHNOLOGY		1,201,947
TOTAL NETHERLANDS		6,876,763
NORWAY - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Equinor ASA 4.25% 6/2/2028	1,400,000	1,414,969
Equinor ASA 4.5% 9/3/2030	600,000	613,041

TOTAL NORWAY		2,028,010
SPAIN - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 4.103% 3/8/2027	580,000	580,509
Financials - 0.3%
Banks - 0.3%
Banco Bilbao Vizcaya Argentaria SA 4.15% 3/3/2029	400,000	400,088
Banco Bilbao Vizcaya Argentaria SA 5.381% 3/13/2029	600,000	624,287
Banco Bilbao Vizcaya Argentaria SA 6.138% 9/14/2028 (b)	200,000	206,507
Banco Santander SA 1.722% 9/14/2027 (b)	800,000	790,430
Banco Santander SA 3.306% 6/27/2029	1,400,000	1,367,690
Banco Santander SA 4.175% 3/24/2028 (b)	600,000	600,213
Banco Santander SA 4.379% 4/12/2028	600,000	604,151
Banco Santander SA 4.551% 11/6/2030	1,000,000	1,007,986
Banco Santander SA 5.294% 8/18/2027	400,000	407,043
Banco Santander SA 5.538% 3/14/2030 (b)	600,000	623,387
Banco Santander SA 6.527% 11/7/2027 (b)	3,000,000	3,051,119
Banco Santander SA 6.607% 11/7/2028	200,000	213,160
TOTAL FINANCIALS		9,896,061
TOTAL SPAIN		10,476,570
SWEDEN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Svensk Exportkredit AB 3.75% 5/8/2028	1,000,000	1,005,096
SWITZERLAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Tyco Electronics Group SA 4.5% 2/9/2031	600,000	610,631
UNITED KINGDOM - 1.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
British Telecommunications PLC 9.625% 12/15/2030 (e)	1,500,000	1,835,160
Media - 0.0%
RELX Capital Inc 3% 5/22/2030	670,000	639,273
TOTAL COMMUNICATION SERVICES		2,474,433
Consumer Staples - 0.2%
Beverages - 0.0%
Diageo Capital PLC 2% 4/29/2030	750,000	690,984
Diageo Capital PLC 5.3% 10/24/2027	650,000	665,190
		1,356,174
Food Products - 0.0%
Unilever Capital Corp 2.9% 5/5/2027	730,000	724,295
Unilever Capital Corp 4.875% 9/8/2028	160,000	164,379
		888,674
Tobacco - 0.2%
BAT Capital Corp 2.259% 3/25/2028	1,350,000	1,305,891
BAT Capital Corp 3.557% 8/15/2027	1,040,000	1,034,675
BAT Capital Corp 4.7% 4/2/2027	250,000	251,695
BAT Capital Corp 4.906% 4/2/2030	430,000	441,852
BAT International Finance PLC 5.931% 2/2/2029	590,000	621,526
		3,655,639
TOTAL CONSUMER STAPLES		5,900,487
Financials - 1.1%
Banks - 1.1%
Barclays PLC 2.279% 11/24/2027 (b)	1,940,000	1,913,965
Barclays PLC 4.476% 11/11/2029 (b)	2,000,000	2,015,479
Barclays PLC 4.521% 2/24/2032 (b)	200,000	200,442
Barclays PLC 4.836% 5/9/2028	1,330,000	1,340,041
Barclays PLC 4.942% 9/10/2030 (b)	600,000	613,929
Barclays PLC 5.367% 2/25/2031 (b)	500,000	519,014
Barclays PLC 5.501% 8/9/2028 (b)	200,000	203,910
Barclays PLC 5.674% 3/12/2028 (b)	1,410,000	1,432,300
Barclays PLC 5.69% 3/12/2030 (b)	550,000	573,376
Barclays PLC 5.829% 5/9/2027 (b)	600,000	601,933
Barclays PLC 6.49% 9/13/2029 (b)	520,000	549,184
Barclays PLC 7.385% 11/2/2028 (b)	1,000,000	1,053,100
HSBC Holdings PLC 2.013% 9/22/2028 (b)	3,240,000	3,142,962
HSBC Holdings PLC 3.973% 5/22/2030 (b)	1,770,000	1,760,432
HSBC Holdings PLC 4.619% 11/6/2031 (b)	2,900,000	2,933,227
HSBC Holdings PLC 5.13% 3/3/2031 (b)	400,000	412,731
HSBC Holdings PLC 5.24% 5/13/2031 (b)	1,300,000	1,346,755
HSBC Holdings PLC 5.286% 11/19/2030 (b)	1,220,000	1,264,691
HSBC Holdings PLC 5.597% 5/17/2028 (b)	1,710,000	1,741,276
HSBC Holdings PLC 5.887% 8/14/2027 (b)	3,000,000	3,025,509
HSBC Holdings PLC 6.161% 3/9/2029 (b)	400,000	415,902
Lloyds Banking Group PLC 1.627% 5/11/2027 (b)	210,000	208,998
Lloyds Banking Group PLC 3.574% 11/7/2028 (b)	1,310,000	1,301,315
Lloyds Banking Group PLC 3.75% 3/18/2028 (b)	610,000	608,565
Lloyds Banking Group PLC 4.241% 2/10/2030 (b)	330,000	331,527
Lloyds Banking Group PLC 4.425% 11/4/2031 (b)	250,000	251,209
Lloyds Banking Group PLC 4.65% 3/24/2026	330,000	330,119
Lloyds Banking Group PLC 4.818% 6/13/2029 (b)	600,000	610,155
Lloyds Banking Group PLC 5.087% 11/26/2028 (b)	250,000	254,618
Lloyds Banking Group PLC 5.721% 6/5/2030 (b)	900,000	945,018
Lloyds Banking Group PLC 5.871% 3/6/2029 (b)	240,000	248,765
NatWest Group PLC 3.073% 5/22/2028 (b)	500,000	494,909
NatWest Group PLC 4.445% 5/8/2030 (b)	990,000	998,326
NatWest Group PLC 5.115% 5/23/2031 (b)	1,000,000	1,031,320
NatWest Group PLC 5.516% 9/30/2028 (b)	200,000	204,778
NatWest Group PLC 5.808% 9/13/2029 (b)	1,900,000	1,979,585
NatWest Group PLC 5.847% 3/2/2027 (b)	200,000	199,999
NatWest Group PLC 6.475% 6/1/2034 (b)	300,000	316,758
Santander UK Group Holdings PLC 1.673% 6/14/2027 (b)	420,000	417,086
Santander UK Group Holdings PLC 3.823% 11/3/2028 (b)	400,000	398,320
Santander UK Group Holdings PLC 4.32% 9/22/2029 (b)	1,100,000	1,103,822
Santander UK Group Holdings PLC 6.534% 1/10/2029 (b)	800,000	834,651
TOTAL FINANCIALS		40,130,001
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca Finance LLC 4% 3/2/2031	1,000,000	1,000,568
Astrazeneca Finance LLC 4.85% 2/26/2029	760,000	783,089
Astrazeneca Finance LLC 4.875% 3/3/2028 (c)	590,000	603,052
Astrazeneca PLC 3.125% 6/12/2027	410,000	407,675
TOTAL HEALTH CARE		2,794,384
Utilities - 0.0%
Multi-Utilities - 0.0%
National Grid PLC 5.602% 6/12/2028	360,000	372,521
TOTAL UNITED KINGDOM		51,671,826
UNITED STATES - 21.2%
Communication Services - 1.2%
Diversified Telecommunication Services - 0.5%
AT&T Inc 1.65% 2/1/2028	1,550,000	1,486,381
AT&T Inc 2.3% 6/1/2027	2,980,000	2,923,201
AT&T Inc 4.3% 2/15/2030	70,000	70,664
AT&T Inc 4.35% 3/1/2029	2,030,000	2,052,842
AT&T Inc 4.4% 4/30/2031 (c)	500,000	504,615
Comcast Corp 1.95% 1/15/2031	200,000	180,815
Comcast Corp 3.4% 4/1/2030	3,090,000	3,022,490
Comcast Corp 4.15% 10/15/2028	2,000,000	2,014,309
Sprint Capital Corp 6.875% 11/15/2028	70,000	75,092
Verizon Communications Inc 1.75% 1/20/2031	1,000,000	894,226
Verizon Communications Inc 2.1% 3/22/2028	4,240,000	4,097,102
Verizon Communications Inc 3.875% 2/8/2029	580,000	580,708
Verizon Communications Inc 4.016% 12/3/2029	800,000	801,170
Verizon Communications Inc 4.329% 9/21/2028	1,210,000	1,222,882
		19,926,497
Entertainment - 0.1%
Netflix Inc 4.875% 4/15/2028 (c)	1,070,000	1,094,537
Netflix Inc 5.875% 11/15/2028	260,000	273,520
Walt Disney Co/The 2% 9/1/2029	620,000	584,834
Walt Disney Co/The 2.65% 1/13/2031	1,480,000	1,401,685
		3,354,576
Interactive Media & Services - 0.3%
Alphabet Inc 3.7% 2/15/2029	800,000	800,774
Alphabet Inc 3.875% 11/15/2028	2,000,000	2,014,573
Alphabet Inc 4% 5/15/2030	400,000	402,759
Alphabet Inc 4.1% 11/15/2030	900,000	908,164
Alphabet Inc 4.1% 2/15/2031	1,260,000	1,268,295
Meta Platforms Inc 3.5% 8/15/2027	1,040,000	1,039,053
Meta Platforms Inc 4.2% 11/15/2030	1,750,000	1,765,390
Meta Platforms Inc 4.3% 8/15/2029	750,000	762,079
Meta Platforms Inc 4.6% 5/15/2028	400,000	407,971
		9,369,058
Media - 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	1,130,000	1,120,025
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	520,000	519,711
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	730,000	741,393
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	240,000	251,539
Fox Corp 4.709% 1/25/2029	680,000	690,343
Paramount Global 2.9% 1/15/2027 (c)	190,000	186,605
Paramount Global 3.375% 2/15/2028	200,000	193,282
TWDC Enterprises 18 Corp 2.95% 6/15/2027	820,000	813,255
		4,516,153
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.55% 2/15/2031	650,000	601,697
T-Mobile USA Inc 2.625% 2/15/2029 (c)	380,000	365,692
T-Mobile USA Inc 3.375% 4/15/2029	1,880,000	1,845,913
T-Mobile USA Inc 3.75% 4/15/2027	470,000	469,256
T-Mobile USA Inc 3.875% 4/15/2030	2,590,000	2,570,089
T-Mobile USA Inc 4.95% 3/15/2028	2,000,000	2,041,024
		7,893,671
TOTAL COMMUNICATION SERVICES		45,059,955
Consumer Discretionary - 1.2%
Automobile Components - 0.0%
Lear Corp 3.8% 9/15/2027	280,000	279,282
Automobiles - 0.5%
American Honda Finance Corp 2.25% 1/12/2029	990,000	945,022
American Honda Finance Corp 3.5% 2/15/2028 (c)	560,000	556,410
American Honda Finance Corp 4.25% 9/1/2028	790,000	796,617
American Honda Finance Corp 4.4% 9/5/2029	290,000	294,086
American Honda Finance Corp 4.45% 1/8/2031	900,000	908,751
American Honda Finance Corp 4.55% 7/9/2027	1,300,000	1,312,539
American Honda Finance Corp 4.8% 3/5/2030	800,000	819,278
American Honda Finance Corp 5.125% 7/7/2028	280,000	287,456
General Motors Financial Co Inc 2.7% 8/20/2027	580,000	569,326
General Motors Financial Co Inc 3.85% 1/5/2028	280,000	279,087
General Motors Financial Co Inc 4.6% 1/8/2031	1,200,000	1,210,995
General Motors Financial Co Inc 4.9% 10/6/2029	650,000	664,678
General Motors Financial Co Inc 5% 4/9/2027	960,000	969,759
General Motors Financial Co Inc 5.35% 1/7/2030	920,000	954,953
General Motors Financial Co Inc 5.4% 5/8/2027	630,000	639,888
General Motors Financial Co Inc 5.45% 7/15/2030	770,000	804,748
General Motors Financial Co Inc 5.55% 7/15/2029	1,120,000	1,166,335
General Motors Financial Co Inc 5.8% 1/7/2029	990,000	1,033,912
General Motors Financial Co Inc 5.8% 6/23/2028 (c)	500,000	518,249
		14,732,089
Broadline Retail - 0.2%
Amazon.com Inc 1.2% 6/3/2027	1,440,000	1,398,037
Amazon.com Inc 1.5% 6/3/2030	1,650,000	1,495,750
Amazon.com Inc 3.15% 8/22/2027	1,120,000	1,113,093
Amazon.com Inc 3.45% 4/13/2029 (c)	680,000	674,859
Amazon.com Inc 3.9% 11/20/2028	1,350,000	1,357,356
Amazon.com Inc 4.1% 11/20/2030	870,000	876,393
Amazon.com Inc 4.55% 12/1/2027	420,000	426,686
eBay Inc 2.7% 3/11/2030	500,000	474,090
		7,816,264
Diversified Consumer Services - 0.0%
Cornell University 4.169% 6/15/2030	85,000	86,349
Hotels, Restaurants & Leisure - 0.2%
Darden Restaurants Inc 4.55% 10/15/2029	340,000	344,625
Expedia Group Inc 3.25% 2/15/2030	520,000	498,981
Expedia Group Inc 3.8% 2/15/2028	490,000	487,474
Las Vegas Sands Corp 5.625% 6/15/2028	1,230,000	1,260,146
Marriott International Inc/MD 4.2% 7/15/2027	610,000	612,534
Marriott International Inc/MD 4.875% 5/15/2029	1,120,000	1,148,395
Marriott International Inc/MD 5% 10/15/2027	450,000	457,152
McDonald's Corp 3.5% 7/1/2027	240,000	239,046
McDonald's Corp 3.8% 4/1/2028	340,000	340,229
McDonald's Corp 4.4% 2/12/2031	750,000	762,337
McDonald's Corp 5% 5/17/2029	670,000	692,979
Starbucks Corp 2.55% 11/15/2030	520,000	485,957
Starbucks Corp 4% 11/15/2028 (c)	980,000	983,508
Starbucks Corp 4.8% 5/15/2030 (c)	500,000	515,218
		8,828,581
Household Durables - 0.0%
Lennar Corp 4.75% 11/29/2027	350,000	353,149
Toll Brothers Finance Corp 4.35% 2/15/2028	370,000	372,432
		725,581
Leisure Products - 0.0%
Hasbro Inc 3.5% 9/15/2027	860,000	854,716
Specialty Retail - 0.3%
AutoNation Inc 1.95% 8/1/2028 (c)	190,000	180,939
AutoNation Inc 4.45% 1/15/2029	400,000	402,998
AutoZone Inc 4.5% 2/1/2028	160,000	161,787
AutoZone Inc 5.1% 7/15/2029	360,000	371,473
AutoZone Inc 5.165% 6/15/2030	550,000	570,063
Home Depot Inc/The 2.8% 9/14/2027	1,220,000	1,204,676
Home Depot Inc/The 3.9% 12/6/2028	330,000	331,781
Home Depot Inc/The 3.95% 9/15/2030 (c)	600,000	602,608
Home Depot Inc/The 4.75% 6/25/2029	1,300,000	1,338,776
Home Depot Inc/The 4.9% 4/15/2029	660,000	680,702
Lowe's Cos Inc 3.65% 4/5/2029	2,420,000	2,400,462
Lowe's Cos Inc 3.95% 10/15/2027	920,000	922,762
Lowe's Cos Inc 4.25% 3/15/2031	140,000	140,469
O'Reilly Automotive Inc 4.35% 6/1/2028	1,130,000	1,140,654
		10,450,150
Textiles, Apparel & Luxury Goods - 0.0%
NIKE Inc 2.75% 3/27/2027	550,000	544,637
NIKE Inc 2.85% 3/27/2030	640,000	615,546
Tapestry Inc 5.1% 3/11/2030	380,000	392,348
		1,552,531
TOTAL CONSUMER DISCRETIONARY		45,325,543
Consumer Staples - 1.1%
Beverages - 0.3%
Coca-Cola Co/The 1.45% 6/1/2027 (c)	610,000	594,396
Coca-Cola Co/The 1.65% 6/1/2030	1,250,000	1,145,432
Coca-Cola Co/The 2.9% 5/25/2027	760,000	753,684
Coca-Cola Co/The 3.45% 3/25/2030	300,000	296,581
Constellation Brands Inc 4.35% 5/9/2027	250,000	251,184
Constellation Brands Inc 4.65% 11/15/2028	700,000	710,657
Constellation Brands Inc 4.8% 1/15/2029	240,000	245,007
Constellation Brands Inc 4.8% 5/1/2030 (c)	390,000	399,905
Keurig Dr Pepper Inc 3.43% 6/15/2027	340,000	337,546
Keurig Dr Pepper Inc 4.597% 5/25/2028	1,300,000	1,313,143
Keurig Dr Pepper Inc 4.6% 5/15/2030	480,000	484,805
PepsiCo Inc 2.75% 3/19/2030 (c)	1,250,000	1,196,463
PepsiCo Inc 3% 10/15/2027	2,470,000	2,450,102
PepsiCo Inc 3.6% 2/18/2028 (c)	230,000	230,041
PepsiCo Inc 4.1% 1/15/2029	600,000	606,393
PepsiCo Inc 4.3% 7/23/2030	200,000	204,014
PepsiCo Inc 4.6% 2/7/2030	500,000	514,105
		11,733,458
Consumer Staples Distribution & Retail - 0.2%
Dollar General Corp 3.5% 4/3/2030 (c)	310,000	301,617
Dollar Tree Inc 4.2% 5/15/2028	940,000	943,422
Kroger Co/The 2.2% 5/1/2030	350,000	325,879
Sysco Corp 3.25% 7/15/2027 (c)	340,000	337,341
Sysco Corp 5.95% 4/1/2030	820,000	872,867
Target Corp 3.375% 4/15/2029	660,000	652,901
Target Corp 4.35% 6/15/2028	600,000	608,461
Walmart Inc 1.5% 9/22/2028	1,350,000	1,284,214
Walmart Inc 3.9% 4/15/2028	300,000	301,736
Walmart Inc 3.95% 9/9/2027	800,000	804,238
		6,432,676
Food Products - 0.3%
Archer-Daniels-Midland Co 3.25% 3/27/2030	300,000	291,927
Bunge Ltd Finance Corp 4.2% 9/17/2029	250,000	251,620
Bunge Ltd Finance Corp 4.55% 8/4/2030	1,150,000	1,168,445
Campbell's Company/The 2.375% 4/24/2030 (c)	390,000	361,171
Campbell's Company/The 4.15% 3/15/2028	550,000	551,506
Conagra Brands Inc 1.375% 11/1/2027	270,000	258,373
Conagra Brands Inc 4.85% 11/1/2028	1,000,000	1,014,149
Conagra Brands Inc 5% 8/1/2030	200,000	204,115
General Mills Inc 4.2% 4/17/2028	940,000	943,318
General Mills Inc 4.875% 1/30/2030	620,000	636,061
JM Smucker Co 3.375% 12/15/2027 (c)	360,000	356,941
Kellanova 3.4% 11/15/2027	450,000	447,517
Kraft Heinz Foods Co 3.875% 5/15/2027	800,000	798,646
McCormick & Co Inc/MD 3.4% 8/15/2027	390,000	388,148
Mondelez International Inc 2.625% 3/17/2027	500,000	493,962
Mondelez International Inc 4.5% 5/6/2030	600,000	608,977
Tyson Foods Inc 3.55% 6/2/2027	550,000	547,440
Tyson Foods Inc 5.4% 3/15/2029	360,000	373,434
		9,695,750
Household Products - 0.1%
Kimberly-Clark Corp 1.05% 9/15/2027	450,000	432,947
Kimberly-Clark Corp 3.95% 11/1/2028	280,000	281,520
Procter & Gamble Co/The 1.2% 10/29/2030 (c)	1,000,000	889,884
Procter & Gamble Co/The 2.85% 8/11/2027	1,080,000	1,070,571
Procter & Gamble Co/The 3.95% 1/26/2028 (c)	1,020,000	1,028,278
		3,703,200
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The 2.6% 4/15/2030 (c)	610,000	578,378
Estee Lauder Cos Inc/The 4.375% 5/15/2028	250,000	252,707
Kenvue Inc 5.05% 3/22/2028	590,000	604,110
		1,435,195
Tobacco - 0.2%
Altria Group Inc 4.5% 8/6/2030	350,000	356,099
Altria Group Inc 4.8% 2/14/2029	780,000	796,929
Philip Morris International Inc 3.125% 8/17/2027	220,000	218,332
Philip Morris International Inc 3.375% 8/15/2029	440,000	432,482
Philip Morris International Inc 3.875% 10/27/2028	160,000	160,347
Philip Morris International Inc 4% 10/29/2030	700,000	699,027
Philip Morris International Inc 4.625% 11/1/2029	1,720,000	1,760,088
Philip Morris International Inc 4.875% 2/15/2028	500,000	509,788
Philip Morris International Inc 5.125% 11/17/2027	1,970,000	2,011,362
		6,944,454
TOTAL CONSUMER STAPLES		39,944,733
Energy - 1.2%
Energy Equipment & Services - 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.486% 5/1/2030	450,000	457,542
Halliburton Co 2.92% 3/1/2030	550,000	526,890
NOV Inc 3.6% 12/1/2029	220,000	215,862
		1,200,294
Oil, Gas & Consumable Fuels - 1.2%
Boardwalk Pipelines LP 4.45% 7/15/2027	540,000	542,314
BP Capital Markets PLC 3.723% 11/28/2028	1,380,000	1,377,817
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/2027	340,000	343,216
Cheniere Energy Inc 4.625% 10/15/2028	970,000	969,654
Chevron Corp 1.995% 5/11/2027	830,000	814,641
Chevron USA Inc 4.05% 8/13/2028	370,000	373,768
Chevron USA Inc 4.3% 10/15/2030	410,000	417,241
Chevron USA Inc 4.687% 4/15/2030 (c)	910,000	937,860
ConocoPhillips Co 4.7% 1/15/2030	840,000	860,461
DCP Midstream Operating LP 5.625% 7/15/2027	330,000	336,362
Diamondback Energy Inc 3.5% 12/1/2029	850,000	832,064
Diamondback Energy Inc 5.15% 1/30/2030	150,000	155,607
Diamondback Energy Inc 5.2% 4/18/2027	500,000	506,419
Energy Transfer LP 4.15% 9/15/2029	1,100,000	1,103,087
Energy Transfer LP 4.55% 1/15/2031	400,000	403,833
Energy Transfer LP 4.95% 6/15/2028	760,000	775,186
Energy Transfer LP 5.2% 4/1/2030	940,000	977,534
Energy Transfer LP 5.25% 7/1/2029	480,000	497,714
Energy Transfer LP 5.5% 6/1/2027	100,000	101,512
Energy Transfer LP 6.1% 12/1/2028	1,460,000	1,536,769
Enterprise Products Operating LLC 4.15% 10/16/2028	240,000	242,211
Enterprise Products Operating LLC 5.25% 8/16/2077 (b)	250,000	250,200
Enterprise Products Operating LLC 5.375% 2/15/2078 (b)	640,000	641,796
EOG Resources Inc 4.4% 1/15/2031	1,000,000	1,011,716
EQT Corp 3.9% 10/1/2027	250,000	249,529
EQT Corp 5.7% 4/1/2028	380,000	392,893
EQT Corp 7% 2/1/2030 (c)(e)	720,000	788,364
Expand Energy Corp 5.375% 3/15/2030	630,000	639,565
Exxon Mobil Corp 2.61% 10/15/2030 (c)	1,500,000	1,424,489
Hess Corp 4.3% 4/1/2027	350,000	351,399
Kinder Morgan Inc 4.3% 3/1/2028	410,000	413,245
Kinder Morgan Inc 5.1% 8/1/2029	280,000	290,052
Kinder Morgan Inc 5.15% 6/1/2030	560,000	582,809
Marathon Petroleum Corp 5.15% 3/1/2030	590,000	611,509
MPLX LP 4% 3/15/2028	1,070,000	1,071,274
MPLX LP 4.25% 12/1/2027	580,000	582,585
MPLX LP 4.8% 2/15/2031	710,000	724,815
Occidental Petroleum Corp 6.625% 9/1/2030	1,700,000	1,839,784
ONEOK Inc 4.25% 9/24/2027	692,000	695,310
ONEOK Inc 4.4% 10/15/2029	940,000	947,937
ONEOK Inc 4.55% 7/15/2028	590,000	596,423
ONEOK Inc 5.375% 6/1/2029	170,000	176,094
Ovintiv Inc 5.65% 5/15/2028	580,000	600,823
Phillips 66 3.9% 3/15/2028	990,000	988,877
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031	430,000	436,748
Sabine Pass Liquefaction LLC 4.2% 3/15/2028 (c)	400,000	401,621
Sabine Pass Liquefaction LLC 5% 3/15/2027	790,000	793,710
Shell Finance US Inc 2.375% 11/7/2029	1,150,000	1,094,064
Shell Finance US Inc 3.875% 11/13/2028 (d)	710,000	714,221
Shell Finance US Inc 4.125% 11/6/2030	440,000	443,504
Targa Resources Corp 4.35% 1/15/2029	180,000	181,466
Targa Resources Corp 4.35% 4/15/2031	300,000	300,024
Targa Resources Corp 4.9% 9/15/2030	280,000	287,542
Targa Resources Corp 6.15% 3/1/2029	650,000	687,732
Tennessee Gas Pipeline Co LLC 7% 3/15/2027	540,000	557,236
Valero Energy Corp 4% 4/1/2029 (c)	480,000	480,086
Valero Energy Partners LP 4.5% 3/15/2028	230,000	232,256
Western Gas Partners LP 4.5% 3/1/2028	410,000	413,149
Western Gas Partners LP 4.75% 8/15/2028	240,000	243,523
Western Gas Partners LP 6.35% 1/15/2029 (c)	560,000	591,765
Williams Cos Inc/The 3.5% 11/15/2030	500,000	484,483
Williams Cos Inc/The 3.75% 6/15/2027	1,990,000	1,985,621
Williams Cos Inc/The 4.625% 6/30/2030	400,000	406,895
Williams Cos Inc/The 4.9% 3/15/2029	200,000	205,197
		40,917,601
TOTAL ENERGY		42,117,895
Financials - 8.2%
Banks - 3.7%
Bank of America Corp 1.658% 3/11/2027 (b)	820,000	819,538
Bank of America Corp 1.734% 7/22/2027 (b)	3,260,000	3,230,736
Bank of America Corp 3.194% 7/23/2030 (b)	2,980,000	2,898,319
Bank of America Corp 3.419% 12/20/2028 (b)	1,540,000	1,524,073
Bank of America Corp 3.593% 7/21/2028 (b)	1,120,000	1,113,448
Bank of America Corp 3.974% 2/7/2030 (b)	500,000	499,555
Bank of America Corp 4.376% 4/27/2028 (b)	1,900,000	1,908,693
Bank of America Corp 4.456% 2/6/2032 (b)	900,000	906,736
Bank of America Corp 4.623% 5/9/2029 (b)	4,730,000	4,797,134
Bank of America Corp 4.948% 7/22/2028 (b)	1,200,000	1,215,064
Bank of America Corp 5.162% 1/24/2031 (b)(c)	1,750,000	1,816,397
Bank of America Corp 5.202% 4/25/2029 (b)	750,000	768,410
Bank of America Corp 5.511% 1/24/2036 (b)	350,000	367,357
Bank of America Corp 5.819% 9/15/2029 (b)	2,000,000	2,085,829
Bank of America Corp 6.204% 11/10/2028 (b)	800,000	828,456
Citibank NA 4.914% 5/29/2030	5,600,000	5,784,801
Citibank NA 5.803% 9/29/2028 (c)	760,000	795,964
Citigroup Inc 1.462% 6/9/2027 (b)	2,200,000	2,184,484
Citigroup Inc 2.976% 11/5/2030 (b)	4,360,000	4,178,262
Citigroup Inc 3.52% 10/27/2028 (b)	1,650,000	1,637,426
Citigroup Inc 3.668% 7/24/2028 (b)	590,000	587,205
Citigroup Inc 3.887% 1/10/2028 (b)	1,130,000	1,128,432
Citigroup Inc 4.075% 4/23/2029 (b)	650,000	650,964
Citigroup Inc 4.125% 7/25/2028	480,000	480,617
Citigroup Inc 4.45% 9/29/2027	350,000	352,113
Citigroup Inc 4.503% 9/11/2031 (b)	850,000	856,489
Citigroup Inc 4.542% 9/19/2030 (b)	290,000	293,421
Citigroup Inc 4.643% 5/7/2028 (b)	2,600,000	2,618,092
Citizens Bank NA/Providence RI 4.575% 8/9/2028 (b)	540,000	544,487
Citizens Financial Group Inc 5.253% 3/5/2031 (b)	640,000	660,200
Citizens Financial Group Inc 5.299% 1/29/2036 (b)	100,000	101,376
Citizens Financial Group Inc 5.841% 1/23/2030 (b)	370,000	386,886
Fifth Third Bancorp 1.707% 11/1/2027 (b)(c)	250,000	246,283
Fifth Third Bancorp 3.95% 3/14/2028 (c)	930,000	930,346
Fifth Third Bancorp 4.566% 4/29/2032 (b)	800,000	804,740
Fifth Third Bancorp 4.895% 9/6/2030 (b)	500,000	510,449
Fifth Third Bancorp 6.361% 10/27/2028 (b)	500,000	518,851
Fifth Third Financial Corp 5.982% 1/30/2030 (b)	530,000	555,554
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (b)	1,590,000	1,600,418
Huntington Bancshares Inc/OH 4.623% 1/28/2032 (b)	120,000	121,139
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (b)	620,000	641,821
Huntington National Bank/The 4.552% 5/17/2028 (b)	590,000	594,274
JPMorgan Chase & Co 1.47% 9/22/2027 (b)	690,000	680,289
JPMorgan Chase & Co 1.578% 4/22/2027 (b)	3,211,000	3,199,850
JPMorgan Chase & Co 2.739% 10/15/2030 (b)	3,700,000	3,537,551
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	1,080,000	1,027,695
JPMorgan Chase & Co 3.54% 5/1/2028 (b)	510,000	507,185
JPMorgan Chase & Co 3.625% 12/1/2027	450,000	447,842
JPMorgan Chase & Co 3.702% 5/6/2030 (b)	260,000	257,533
JPMorgan Chase & Co 4.005% 4/23/2029 (b)	1,960,000	1,959,872
JPMorgan Chase & Co 4.255% 10/22/2031 (b)(c)	1,000,000	1,002,989
JPMorgan Chase & Co 4.323% 4/26/2028 (b)	3,000,000	3,010,227
JPMorgan Chase & Co 4.347% 1/22/2032 (b)	1,500,000	1,507,702
JPMorgan Chase & Co 4.851% 7/25/2028 (b)	3,700,000	3,742,868
JPMorgan Chase & Co 4.995% 7/22/2030 (b)	560,000	576,872
JPMorgan Chase & Co 5.012% 1/23/2030 (b)	4,970,000	5,105,885
JPMorgan Chase & Co 5.103% 4/22/2031 (b)	1,880,000	1,949,687
JPMorgan Chase & Co 5.14% 1/24/2031 (b)	700,000	726,381
KeyCorp 2.25% 4/6/2027	50,000	49,087
KeyCorp 5.121% 4/4/2031 (b)	350,000	359,051
M&T Bank Corp 5.179% 7/8/2031 (b)	250,000	258,183
M&T Bank Corp 7.413% 10/30/2029 (b)	180,000	195,245
Manufacturers & Traders Trust Co 4.7% 1/27/2028 (c)	1,220,000	1,238,071
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (b)	1,500,000	1,505,581
Morgan Stanley Private Bank NA 4.213% 2/8/2030 (b)	500,000	502,378
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (b)	500,000	503,077
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (b)	1,500,000	1,527,445
PNC Financial Services Group Inc/The 4.899% 5/13/2031 (b)	850,000	873,065
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (b)	630,000	655,226
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (b)(c)	1,000,000	1,011,991
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (b)	160,000	164,047
PNC Financial Services Group Inc/The 5.492% 5/14/2030 (b)	450,000	469,962
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (b)	1,650,000	1,710,240
Regions Financial Corp 5.722% 6/6/2030 (b)(c)	380,000	398,102
Santander Holdings USA Inc 2.49% 1/6/2028 (b)	500,000	492,793
Santander Holdings USA Inc 5.353% 9/6/2030 (b)	290,000	298,376
Santander Holdings USA Inc 5.741% 3/20/2031 (b)(c)	1,410,000	1,468,494
Santander Holdings USA Inc 6.174% 1/9/2030 (b)	420,000	438,617
Santander Holdings USA Inc 6.565% 6/12/2029 (b)(c)	550,000	574,739
Synchrony Bank 5.625% 8/23/2027 (c)	500,000	509,290
Truist Financial Corp 1.267% 3/2/2027 (b)	937,000	937,000
Truist Financial Corp 4.597% 1/27/2032 (b)	500,000	505,290
Truist Financial Corp 5.071% 5/20/2031 (b)	300,000	309,633
Truist Financial Corp 6.047% 6/8/2027 (b)	2,000,000	2,009,993
Truist Financial Corp 7.161% 10/30/2029 (b)	1,100,000	1,184,196
US Bancorp 4.481% 1/26/2032 (b)	440,000	444,874
US Bancorp 4.653% 2/1/2029 (b)	1,720,000	1,741,934
US Bancorp 5.046% 2/12/2031 (b)	300,000	309,920
US Bancorp 5.1% 7/23/2030 (b)	1,530,000	1,583,311
US Bancorp 5.775% 6/12/2029 (b)	1,260,000	1,310,395
Wells Fargo & Co 2.393% 6/2/2028 (b)	2,160,000	2,117,475
Wells Fargo & Co 2.879% 10/30/2030 (b)	3,000,000	2,871,319
Wells Fargo & Co 3.196% 6/17/2027 (b)	2,580,000	2,573,629
Wells Fargo & Co 3.526% 3/24/2028 (b)	500,000	497,416
Wells Fargo & Co 3.584% 5/22/2028 (b)	600,000	596,828
Wells Fargo & Co 4.078% 9/15/2029 (b)	1,200,000	1,200,322
Wells Fargo & Co 4.182% 1/23/2030 (b)	780,000	782,764
Wells Fargo & Co 5.15% 4/23/2031 (b)	320,000	331,274
Wells Fargo & Co 5.198% 1/23/2030 (b)	970,000	1,000,016
Wells Fargo & Co 5.244% 1/24/2031 (b)	600,000	622,482
Wells Fargo & Co 5.574% 7/25/2029 (b)	2,600,000	2,689,836
Wells Fargo & Co 5.707% 4/22/2028 (b)	7,040,000	7,168,891
		131,777,125
Capital Markets - 2.4%
Apollo Debt Solutions BDC 6.9% 4/13/2029	420,000	436,643
Ares Capital Corp 2.15% 7/15/2026	100,000	99,066
Ares Capital Corp 2.875% 6/15/2028	750,000	715,308
Ares Capital Corp 5.25% 4/12/2031	500,000	490,312
Ares Capital Corp 5.5% 9/1/2030	20,000	19,802
Ares Capital Corp 5.875% 3/1/2029	580,000	590,723
Ares Capital Corp 5.95% 7/15/2029	300,000	306,837
Ares Strategic Income Fund 4.85% 1/15/2029 (d)	370,000	364,217
Ares Strategic Income Fund 5.6% 2/15/2030	850,000	840,106
Ares Strategic Income Fund 5.7% 3/15/2028	820,000	826,446
Bank of New York Mellon 4.729% 4/20/2029 (b)	2,750,000	2,796,915
Bank of New York Mellon Corp/The 4.543% 2/1/2029 (b)	1,000,000	1,011,713
Bank of New York Mellon Corp/The 4.942% 2/11/2031 (b)	1,200,000	1,238,112
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (b)	300,000	308,782
Bank of New York Mellon Corp/The 6.317% 10/25/2029 (b)	210,000	222,252
BlackRock Funding Inc 4.6% 7/26/2027	1,050,000	1,063,055
Blackstone Private Credit Fund 3.25% 3/15/2027 (c)	360,000	353,551
Blackstone Private Credit Fund 5.05% 9/10/2030	320,000	309,238
Blackstone Private Credit Fund 5.25% 4/1/2030	90,000	88,099
Blackstone Private Credit Fund 5.35% 3/12/2031	600,000	581,397
Blackstone Private Credit Fund 5.95% 7/16/2029	950,000	957,268
Blackstone Private Credit Fund 7.3% 11/27/2028	230,000	240,511
Blackstone Secured Lending Fund 5.35% 4/13/2028	1,000,000	1,003,732
Blue Owl Capital Corp 2.875% 6/11/2028	130,000	121,339
Blue Owl Capital Corp 5.95% 3/15/2029 (c)	1,000,000	994,866
Charles Schwab Corp/The 2.45% 3/3/2027	1,020,000	1,007,027
Charles Schwab Corp/The 3.25% 5/22/2029 (c)	640,000	629,063
Charles Schwab Corp/The 4.343% 11/14/2031 (b)	300,000	301,900
Charles Schwab Corp/The 4.625% 3/22/2030 (c)	600,000	617,595
Charles Schwab Corp/The 5.643% 5/19/2029 (b)(c)	490,000	508,602
Charles Schwab Corp/The 6.196% 11/17/2029 (b)	460,000	486,852
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (b)	1,660,000	1,658,986
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (b)	3,320,000	3,275,312
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (b)	5,190,000	5,166,214
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)	500,000	497,653
Goldman Sachs Group Inc/The 3.814% 4/23/2029 (b)(c)	1,020,000	1,014,098
Goldman Sachs Group Inc/The 4.148% 1/21/2029 (b)	1,500,000	1,500,621
Goldman Sachs Group Inc/The 4.153% 10/21/2029 (b)	1,000,000	1,000,313
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (b)	750,000	752,218
Goldman Sachs Group Inc/The 4.369% 10/21/2031 (b)	1,600,000	1,601,033
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (b)	1,640,000	1,651,180
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (b)	1,500,000	1,509,262
Goldman Sachs Group Inc/The 5.049% 7/23/2030 (b)	1,390,000	1,425,982
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (b)	600,000	621,729
Goldman Sachs Group Inc/The 5.727% 4/25/2030 (b)	1,500,000	1,567,185
Golub Capital BDC Inc 6% 7/15/2029 (c)	470,000	471,928
HPS Corporate Lending Fund 5.45% 1/14/2028	500,000	502,003
HPS Corporate Lending Fund 5.45% 11/15/2030 (d)	450,000	442,197
HPS Corporate Lending Fund 5.65% 4/2/2031 (d)	300,000	297,151
HPS Corporate Lending Fund 6.25% 9/30/2029 (c)	100,000	102,098
HPS Corporate Lending Fund 6.75% 1/30/2029	200,000	206,981
Intercontinental Exchange Inc 3.1% 9/15/2027	1,060,000	1,049,408
Intercontinental Exchange Inc 3.625% 9/1/2028	1,330,000	1,321,068
Intercontinental Exchange Inc 3.95% 12/1/2028	500,000	500,545
Intercontinental Exchange Inc 4.35% 6/15/2029	910,000	921,189
Jefferies Financial Group Inc 4.15% 1/23/2030	600,000	590,062
Jefferies Financial Group Inc 5.875% 7/21/2028	290,000	299,396
Lazard Group LLC 4.5% 9/19/2028 (c)	460,000	462,835
LPL Holdings Inc 5.15% 6/15/2030	250,000	255,113
LPL Holdings Inc 6.75% 11/17/2028	590,000	625,666
Moody's Corp 4.25% 2/1/2029	250,000	252,815
Morgan Stanley 1.512% 7/20/2027 (b)	4,650,000	4,606,844
Morgan Stanley 1.593% 5/4/2027 (b)	3,080,000	3,067,025
Morgan Stanley 3.591% 7/22/2028 (b)	1,350,000	1,341,665
Morgan Stanley 4.238% 1/9/2030 (b)	900,000	903,149
Morgan Stanley 4.356% 10/22/2031 (b)	2,000,000	2,004,703
Morgan Stanley 4.431% 1/23/2030 (b)	460,000	464,299
Morgan Stanley 4.493% 1/16/2032 (b)	900,000	905,219
Morgan Stanley 4.654% 10/18/2030 (b)	200,000	203,264
Morgan Stanley 4.994% 4/12/2029 (b)	3,300,000	3,360,140
Morgan Stanley 5.042% 7/19/2030 (b)	1,470,000	1,512,548
Morgan Stanley 5.123% 2/1/2029 (b)	1,500,000	1,531,098
Morgan Stanley 5.164% 4/20/2029 (b)	820,000	838,614
Morgan Stanley 5.192% 4/17/2031 (b)	200,000	207,183
Morgan Stanley 5.23% 1/15/2031 (b)	2,000,000	2,071,166
Morgan Stanley 5.656% 4/18/2030 (b)	1,600,000	1,671,116
Nasdaq Inc 5.35% 6/28/2028	300,000	308,906
Northern Trust Corp 3.375% 5/8/2032 (b)	250,000	247,490
S&P Global Inc 2.45% 3/1/2027	650,000	641,187
S&P Global Inc 2.7% 3/1/2029	870,000	840,986
S&P Global Inc 4.25% 1/15/2031 (d)	340,000	341,562
S&P Global Inc 4.75% 8/1/2028	240,000	245,076
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	160,000	162,315
Sixth Street Specialty Lending Inc 6.95% 8/14/2028	120,000	124,110
State Street Corp 1.684% 11/18/2027 (b)	450,000	443,293
State Street Corp 2.4% 1/24/2030 (c)	2,200,000	2,090,978
State Street Corp 4.729% 2/28/2030	300,000	308,365
State Street Corp 5.684% 11/21/2029 (b)	220,000	230,166
State Street Corp U.S. SOFR Index + 0.95%, 4.6176% 4/24/2028 (b)(g)	600,000	603,186
		82,349,223
Consumer Finance - 1.1%
Ally Financial Inc 2.2% 11/2/2028	870,000	828,081
Ally Financial Inc 5.737% 5/15/2029 (b)(c)	480,000	492,839
Ally Financial Inc 6.848% 1/3/2030 (b)	220,000	232,904
Ally Financial Inc 6.992% 6/13/2029 (b)	270,000	284,394
American Express Co 3.3% 5/3/2027	540,000	537,405
American Express Co 4.351% 7/20/2029 (b)	400,000	403,765
American Express Co 4.456% 2/10/2032 (b)	1,000,000	1,009,800
American Express Co 5.016% 4/25/2031 (b)	950,000	981,565
American Express Co 5.085% 1/30/2031 (b)	200,000	206,633
American Express Co 5.282% 7/27/2029 (b)	240,000	247,265
American Express Co 5.532% 4/25/2030 (b)	520,000	542,989
American Express Co 5.85% 11/5/2027	3,980,000	4,106,886
Capital One Financial Corp 3.8% 1/31/2028	130,000	129,631
Capital One Financial Corp 4.1% 2/9/2027 (c)	1,340,000	1,341,848
Capital One Financial Corp 4.493% 9/11/2031 (b)	400,000	400,076
Capital One Financial Corp 4.927% 5/10/2028 (b)	1,660,000	1,676,376
Capital One Financial Corp 5.247% 7/26/2030 (b)	760,000	785,335
Capital One Financial Corp 5.468% 2/1/2029 (b)(c)	2,030,000	2,081,323
Capital One Financial Corp 6.312% 6/8/2029 (b)	3,200,000	3,349,450
Ford Motor Credit Co LLC 4.95% 5/28/2027	600,000	604,176
Ford Motor Credit Co LLC 4.97% 4/6/2029	600,000	603,826
Ford Motor Credit Co LLC 5.113% 5/3/2029	610,000	615,927
Ford Motor Credit Co LLC 5.303% 9/6/2029	350,000	355,308
Ford Motor Credit Co LLC 5.73% 9/5/2030	400,000	411,344
Ford Motor Credit Co LLC 5.8% 3/8/2029	500,000	515,061
Ford Motor Credit Co LLC 5.875% 11/7/2029 (c)	610,000	630,891
Ford Motor Credit Co LLC 6.798% 11/7/2028	3,770,000	3,973,678
Ford Motor Credit Co LLC 6.8% 5/12/2028	1,005,000	1,051,282
John Deere Capital Corp 1.5% 3/6/2028 (c)	1,380,000	1,324,729
John Deere Capital Corp 2.35% 3/8/2027	4,350,000	4,293,047
John Deere Capital Corp 2.8% 9/8/2027 (c)	1,000,000	987,570
John Deere Capital Corp 4.375% 10/15/2030	500,000	508,813
John Deere Capital Corp 4.55% 6/5/2030	810,000	829,849
John Deere Capital Corp 4.75% 1/20/2028 (c)	1,400,000	1,429,784
John Deere Capital Corp 4.9% 3/3/2028	300,000	307,415
John Deere Capital Corp 4.95% 7/14/2028	600,000	616,936
Synchrony Financial 5.45% 3/6/2031 (b)	290,000	296,205
Synchrony Financial 5.935% 8/2/2030 (b)	340,000	352,843
Toyota Motor Credit Corp 4.05% 9/5/2028	270,000	272,212
Toyota Motor Credit Corp 4.2% 1/10/2031	1,000,000	1,007,466
Toyota Motor Credit Corp 4.55% 8/9/2029	925,000	945,721
Toyota Motor Credit Corp 4.65% 1/5/2029	230,000	235,478
		41,808,126
Financial Services - 0.7%
Aon Corp / Aon Global Holdings PLC 2.85% 5/28/2027	220,000	216,920
Apollo Global Management Inc 4.6% 1/15/2031 (c)	250,000	251,701
Blackstone Reg Finance Co LLC 4.3% 11/3/2030	280,000	279,390
Blue Owl Credit Income Corp 5.8% 3/15/2030	470,000	459,845
Blue Owl Credit Income Corp 6.6% 9/15/2029	300,000	302,832
Blue Owl Credit Income Corp 7.75% 1/15/2029	700,000	726,027
BP Capital Markets America Inc 4.699% 4/10/2029	1,400,000	1,435,539
BP Capital Markets America Inc 5.017% 11/17/2027	1,620,000	1,652,960
CNH Industrial Capital LLC 4.375% 3/7/2031	320,000	319,791
CNH Industrial Capital LLC 4.75% 3/21/2028	110,000	111,468
CNH Industrial Capital LLC 5.1% 4/20/2029	230,000	236,573
CNH Industrial Capital LLC 5.5% 1/12/2029	660,000	684,704
Corebridge Financial Inc 3.65% 4/5/2027	540,000	537,166
Corebridge Financial Inc 6.875% 12/15/2052 (b)	540,000	551,761
CRH SMW Finance DAC 5.125% 1/9/2030	700,000	724,513
Enact Holdings Inc 6.25% 5/28/2029	300,000	314,817
Equitable Holdings Inc 4.35% 4/20/2028	199,000	200,000
Essent Group Ltd 6.25% 7/1/2029	300,000	315,695
Fidelity National Information Services Inc 1.65% 3/1/2028 (c)	500,000	477,118
Fiserv Inc 3.5% 7/1/2029	950,000	922,819
Fiserv Inc 4.55% 2/15/2031	1,220,000	1,216,158
Fiserv Inc 5.15% 3/15/2027 (c)	840,000	848,107
Fiserv Inc 5.375% 8/21/2028	890,000	912,146
Global Payments Inc 2.9% 5/15/2030	350,000	325,791
Global Payments Inc 3.2% 8/15/2029	530,000	508,262
Global Payments Inc 4.5% 11/15/2028 (c)	1,000,000	1,002,300
Global Payments Inc 4.875% 11/15/2030	460,000	459,461
Global Payments Inc 4.95% 8/15/2027	160,000	161,311
Goldman Sachs Private Credit Corp 5.875% 5/6/2028 (c)(d)	400,000	404,552
Goldman Sachs Private Credit Corp 6.25% 5/6/2030 (d)	100,000	100,131
Jackson Financial Inc 5.17% 6/8/2027	180,000	182,189
Mastercard Inc 2.95% 6/1/2029 (c)	680,000	662,817
Mastercard Inc 3.3% 3/26/2027	800,000	796,489
Mastercard Inc 3.35% 3/26/2030	450,000	442,234
National Rural Utilities Cooperative Finance Corp 3.7% 3/15/2029	550,000	547,404
National Rural Utilities Cooperative Finance Corp 3.9% 11/1/2028	240,000	240,531
National Rural Utilities Cooperative Finance Corp 4.15% 8/25/2028	2,000,000	2,014,022
National Rural Utilities Cooperative Finance Corp 4.85% 2/7/2029	690,000	708,797
NMI Holdings Inc 6% 8/15/2029	300,000	311,112
PayPal Holdings Inc 2.3% 6/1/2030	400,000	373,648
PayPal Holdings Inc 2.85% 10/1/2029	620,000	597,462
PayPal Holdings Inc 3.9% 6/1/2027 (c)	170,000	170,202
Radian Group Inc 6.2% 5/15/2029	300,000	314,953
Rexford Industrial Realty LP 5% 6/15/2028	110,000	111,865
Sixth Street Lending Partners 5.75% 1/15/2030	300,000	301,222
Sixth Street Lending Partners 6.5% 3/11/2029	270,000	278,811
Visa Inc 0.75% 8/15/2027 (c)	600,000	576,508
Visa Inc 2.05% 4/15/2030	1,000,000	934,576
Visa Inc 2.75% 9/15/2027	340,000	335,640
Visa Inc 4.1% 2/12/2031	100,000	101,159
Voya Financial Inc 4.7% 1/23/2048 (b)	130,000	124,959
Western Union Co/The 1.35% 3/15/2026	330,000	329,621
		27,116,079
Insurance - 0.3%
Allstate Corp/The 5.05% 6/24/2029	350,000	361,367
Allstate Corp/The CME Term SOFR 3 month Index + 3.1996%, 6.8521% 8/15/2053 (b)(g)	320,000	319,576
American International Group Inc 4.85% 5/7/2030	650,000	666,911
Aon North America Inc 5.15% 3/1/2029	1,000,000	1,031,128
Arthur J Gallagher & Co 4.85% 12/15/2029	456,000	467,181
Assurant Inc 4.9% 3/27/2028	110,000	111,382
Assured Guaranty US Holdings Inc 6.125% 9/15/2028	200,000	209,347
Athene Holding Ltd 4.125% 1/12/2028	320,000	318,909
Athene Holding Ltd 6.15% 4/3/2030 (c)	300,000	314,335
Berkshire Hathaway Fin Corp 1.45% 10/15/2030	460,000	414,904
Berkshire Hathaway Fin Corp 1.85% 3/12/2030	170,000	157,786
Brighthouse Financial Inc 3.7% 6/22/2027	300,000	296,270
Brighthouse Financial Inc 5.625% 5/15/2030 (c)	300,000	302,906
Brown & Brown Inc 4.7% 6/23/2028	700,000	706,620
Brown & Brown Inc 4.9% 6/23/2030	220,000	223,643
CNA Financial Corp 3.45% 8/15/2027	400,000	396,853
First American Financial Corp 4% 5/15/2030	200,000	194,382
Globe Life Inc 4.55% 9/15/2028	180,000	181,472
Lincoln National Corp 3.05% 1/15/2030	390,000	370,783
Markel Group Inc 3.5% 11/1/2027	410,000	406,161
Marsh & McLennan Cos Inc 4.375% 3/15/2029	560,000	565,826
Marsh & McLennan Cos Inc 4.65% 3/15/2030	500,000	509,974
MetLife Inc 4.55% 3/23/2030	650,000	664,887
Principal Financial Group Inc 3.7% 5/15/2029	310,000	306,800
Progressive Corp/The 2.5% 3/15/2027 (c)	800,000	789,733
Prudential Financial Inc 1.5% 3/10/2026	160,000	159,906
Prudential Financial Inc 4.5% 9/15/2047 (b)	600,000	591,100
Willis North America Inc 4.5% 9/15/2028	390,000	392,343
Willis North America Inc 4.55% 3/15/2031	400,000	400,284
Willis North America Inc 4.65% 6/15/2027	300,000	301,969
		12,134,738
TOTAL FINANCIALS		295,185,291
Health Care - 2.3%
Biotechnology - 0.3%
AbbVie Inc 3.2% 11/21/2029	1,840,000	1,797,275
AbbVie Inc 4.125% 3/15/2031	400,000	401,271
AbbVie Inc 4.8% 3/15/2029	2,030,000	2,085,614
Amgen Inc 2.2% 2/21/2027 (c)	2,250,000	2,213,943
Amgen Inc 3.2% 11/2/2027	1,460,000	1,446,990
Amgen Inc 4.05% 8/18/2029	450,000	452,338
Amgen Inc 4.2% 2/19/2031 (c)	500,000	501,478
Amgen Inc 5.15% 3/2/2028	1,720,000	1,761,420
Amgen Inc 5.25% 3/2/2030	1,030,000	1,074,859
Gilead Sciences Inc 1.65% 10/1/2030	50,000	45,204
Gilead Sciences Inc 2.95% 3/1/2027	110,000	109,190
Gilead Sciences Inc 4.8% 11/15/2029	800,000	824,588
		12,714,170
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories 1.15% 1/30/2028	620,000	592,775
Abbott Laboratories 3.7% 3/9/2029 (f)	700,000	699,959
Abbott Laboratories 4% 3/15/2031 (f)	1,100,000	1,099,130
Baxter International Inc 1.915% 2/1/2027	670,000	656,845
Baxter International Inc 4.9% 12/15/2030 (c)	800,000	805,072
Becton Dickinson & Co 3.7% 6/6/2027	610,000	607,817
GE HealthCare Technologies Inc 4.8% 8/14/2029	270,000	276,882
GE HealthCare Technologies Inc 5.65% 11/15/2027	890,000	914,446
GE HealthCare Technologies Inc 5.857% 3/15/2030	440,000	467,593
Medtronic Global Holdings SCA 4.25% 3/30/2028	290,000	292,835
Solventum Corp 5.4% 3/1/2029	268,000	277,917
Stryker Corp 3.65% 3/7/2028 (c)	1,220,000	1,216,565
Stryker Corp 4.25% 9/11/2029	600,000	607,336
Zimmer Biomet Holdings Inc 5.05% 2/19/2030	150,000	155,209
Zimmer Biomet Holdings Inc 5.35% 12/1/2028	220,000	227,969
		8,898,350
Health Care Providers & Services - 1.1%
Ascension Health 4.078% 11/15/2028	140,000	141,178
Ascension Health 4.294% 11/15/2030	682,000	689,229
Cardinal Health Inc 3.41% 6/15/2027	730,000	725,659
Cardinal Health Inc 4.5% 9/15/2030 (c)	370,000	375,352
Cardinal Health Inc 5.125% 2/15/2029	130,000	134,084
Cencora Inc 3.45% 12/15/2027	150,000	148,876
Cencora Inc 3.95% 2/13/2029	2,000,000	2,000,849
Cencora Inc 4.85% 12/15/2029	300,000	308,686
Centene Corp 2.5% 3/1/2031	1,000,000	867,883
Centene Corp 4.25% 12/15/2027	1,890,000	1,878,555
Centene Corp 4.625% 12/15/2029	2,240,000	2,185,716
Cigna Group/The 2.4% 3/15/2030	380,000	357,483
Cigna Group/The 4.375% 10/15/2028	1,210,000	1,222,552
Cigna Group/The 4.5% 9/15/2030	1,480,000	1,500,162
Cigna Group/The 5% 5/15/2029	470,000	484,313
CommonSpirit Health 4.352% 9/1/2030	200,000	200,887
CVS Health Corp 1.3% 8/21/2027	2,020,000	1,944,886
CVS Health Corp 3.25% 8/15/2029	970,000	943,816
CVS Health Corp 4.3% 3/25/2028	2,060,000	2,072,098
CVS Health Corp 5% 1/30/2029	1,330,000	1,365,039
Elevance Health Inc 2.25% 5/15/2030	160,000	148,171
Elevance Health Inc 3.65% 12/1/2027	460,000	458,202
Elevance Health Inc 4% 9/15/2028	590,000	591,003
Elevance Health Inc 4.75% 2/15/2030	230,000	235,479
Elevance Health Inc 5.15% 6/15/2029	750,000	775,612
HCA Inc 3.5% 9/1/2030	1,010,000	978,452
HCA Inc 4.125% 6/15/2029	1,470,000	1,471,442
HCA Inc 4.3% 11/15/2030	800,000	801,534
HCA Inc 4.5% 2/15/2027	820,000	821,375
HCA Inc 5.25% 3/1/2030	510,000	529,315
Humana Inc 1.35% 2/3/2027	1,115,000	1,087,466
Humana Inc 3.125% 8/15/2029	380,000	365,884
Icon Investments Six DAC 5.849% 5/8/2029	245,000	250,863
Laboratory Corp of America Holdings 3.6% 9/1/2027	800,000	796,958
McKesson Corp 4.65% 5/30/2030	300,000	307,099
PeaceHealth Obligated Group 4.335% 11/15/2028	50,000	50,350
Quest Diagnostics Inc 4.6% 12/15/2027	970,000	981,904
Sabra Health Care LP 3.9% 10/15/2029	140,000	137,886
UnitedHealth Group Inc 2% 5/15/2030	1,150,000	1,060,673
UnitedHealth Group Inc 2.95% 10/15/2027	1,330,000	1,314,738
UnitedHealth Group Inc 3.875% 12/15/2028	300,000	300,232
UnitedHealth Group Inc 4.25% 1/15/2029	570,000	576,162
UnitedHealth Group Inc 4.4% 6/15/2028 (c)	500,000	506,238
UnitedHealth Group Inc 4.65% 1/15/2031	250,000	255,535
UnitedHealth Group Inc 5.25% 2/15/2028	1,250,000	1,282,926
Universal Health Services Inc 4.625% 10/15/2029	160,000	161,779
		35,794,581
Health Care Technology - 0.0%
IQVIA Inc 6.25% 2/1/2029	740,000	777,764
Life Sciences Tools & Services - 0.1%
Agilent Technologies Inc 4.2% 9/9/2027	740,000	743,288
Thermo Fisher Scientific Inc 1.75% 10/15/2028	130,000	123,542
Thermo Fisher Scientific Inc 2.6% 10/1/2029	480,000	459,780
Thermo Fisher Scientific Inc 4.215% 2/12/2031 (c)	650,000	655,335
Thermo Fisher Scientific Inc 4.8% 11/21/2027	740,000	752,794
		2,734,739
Pharmaceuticals - 0.6%
Bristol-Myers Squibb Co 1.45% 11/13/2030	1,100,000	982,615
Eli Lilly & Co 4% 10/15/2028	800,000	807,491
Eli Lilly & Co 4.2% 8/14/2029	860,000	871,838
Eli Lilly & Co 4.75% 2/12/2030	700,000	723,346
GlaxoSmithKline Capital Inc 4.5% 4/15/2030 (c)	900,000	920,395
Haleon US Capital LLC 3.375% 3/24/2027	1,230,000	1,224,048
Johnson & Johnson 0.95% 9/1/2027	580,000	558,646
Johnson & Johnson 2.9% 1/15/2028	1,120,000	1,108,165
Johnson & Johnson 4.7% 3/1/2030	2,150,000	2,228,523
Merck & Co Inc 1.7% 6/10/2027	2,000,000	1,954,402
Merck & Co Inc 1.9% 12/10/2028	250,000	238,693
Merck & Co Inc 4.15% 3/15/2031	500,000	503,404
Merck & Co Inc 4.150% 9/15/2030	1,260,000	1,273,761
Novartis Capital Corp 2% 2/14/2027	580,000	570,814
Novartis Capital Corp 3.1% 5/17/2027	120,000	119,325
Novartis Capital Corp 3.9% 11/5/2028	500,000	502,526
Novartis Capital Corp 4.1% 11/5/2030	760,000	765,010
Pfizer Inc 3.6% 9/15/2028	410,000	409,790
Pfizer Inc 4.2% 11/15/2030	20,000	20,204
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2028	2,300,000	2,333,856
Pfizer Investment Enterprises Pte Ltd 4.65% 5/19/2030	2,050,000	2,101,802
Royalty Pharma PLC 4.450% 3/25/2031	400,000	402,518
Viatris Inc 2.3% 6/22/2027	390,000	380,372
Viatris Inc 2.7% 6/22/2030	400,000	369,347
Zoetis Inc 3% 9/12/2027	480,000	474,313
Zoetis Inc 3.9% 8/20/2028 (c)	1,050,000	1,051,391
		22,896,595
TOTAL HEALTH CARE		83,816,199
Industrials - 1.3%
Aerospace & Defense - 0.3%
Boeing Co 3.2% 3/1/2029	1,280,000	1,250,678
Boeing Co 3.25% 2/1/2028	800,000	790,427
Boeing Co 5.15% 5/1/2030	1,640,000	1,698,613
GE Aerospace 4.3% 7/29/2030	300,000	304,757
General Dynamics Corp 2.625% 11/15/2027 (c)	500,000	492,069
General Dynamics Corp 3.625% 4/1/2030	630,000	623,408
Howmet Aerospace Inc 3% 1/15/2029	500,000	487,976
Huntington Ingalls Industries Inc 2.043% 8/16/2028 (c)	750,000	715,809
L3Harris Technologies Inc 4.4% 6/15/2028	720,000	725,458
L3Harris Technologies Inc 5.05% 6/1/2029	340,000	350,804
Lockheed Martin Corp 4.4% 8/15/2030	640,000	651,761
Lockheed Martin Corp 5.1% 11/15/2027 (c)	350,000	358,286
Northrop Grumman Corp 4.4% 5/1/2030	600,000	608,956
Northrop Grumman Corp 4.6% 2/1/2029	190,000	193,770
RTX Corp 3.5% 3/15/2027	1,010,000	1,007,015
RTX Corp 4.125% 11/16/2028	1,100,000	1,106,654
RTX Corp 5.75% 1/15/2029 (c)	1,000,000	1,050,688
		12,417,129
Air Freight & Logistics - 0.0%
FedEx Corp 3.1% 8/5/2029	510,000	495,180
United Parcel Service Inc 3.05% 11/15/2027	530,000	525,441
United Parcel Service Inc 4.65% 10/15/2030 (c)	600,000	619,900
		1,640,521
Building Products - 0.1%
Carrier Global Corp 2.493% 2/15/2027	540,000	533,165
Carrier Global Corp 2.722% 2/15/2030	780,000	741,211
Johnson Controls International PLC / Tyco Fire & Security Finance SCA 5.5% 4/19/2029	500,000	522,944
Owens Corning 3.95% 8/15/2029	460,000	458,104
		2,255,424
Commercial Services & Supplies - 0.1%
Republic Services Inc 3.95% 5/15/2028	300,000	300,868
Republic Services Inc 5% 11/15/2029	500,000	518,399
Waste Management Inc 4.65% 3/15/2030	900,000	923,794
Waste Management Inc 4.875% 2/15/2029	410,000	422,028
Waste Management Inc 4.95% 7/3/2027	440,000	446,753
		2,611,842
Electrical Equipment - 0.0%
Emerson Electric Co 1.95% 10/15/2030	60,000	54,993
Emerson Electric Co 2% 12/21/2028	600,000	572,530
Hubbell Inc 3.15% 8/15/2027	260,000	257,119
Regal Rexnord Corp 6.05% 4/15/2028	220,000	228,123
Regal Rexnord Corp 6.3% 2/15/2030	300,000	320,329
		1,433,094
Ground Transportation - 0.1%
Burlington Northern Santa Fe LLC 3.25% 6/15/2027	100,000	99,552
CSX Corp 3.25% 6/1/2027	340,000	337,828
CSX Corp 4.25% 3/15/2029	290,000	293,819
Norfolk Southern Corp 7.8% 5/15/2027	320,000	334,850
Ryder System Inc 4.85% 6/15/2030	400,000	410,694
Ryder System Inc 5.5% 6/1/2029	1,000,000	1,043,177
Uber Technologies Inc 4.15% 1/15/2031	1,000,000	996,084
Union Pacific Corp 2.15% 2/5/2027	100,000	98,541
Union Pacific Corp 6.625% 2/1/2029	730,000	788,658
		4,403,203
Industrial Conglomerates - 0.1%
3M Co 2.375% 8/26/2029	670,000	636,335
3M Co 2.875% 10/15/2027	410,000	404,594
3M Co 3.625% 9/14/2028 (c)	460,000	457,850
Honeywell International Inc 1.1% 3/1/2027	330,000	321,507
Honeywell International Inc 2.7% 8/15/2029 (c)	1,750,000	1,684,269
Honeywell International Inc 4.95% 2/15/2028 (c)	350,000	357,629
		3,862,184
Machinery - 0.3%
Caterpillar Financial Services Corp 1.1% 9/14/2027	680,000	654,831
Caterpillar Financial Services Corp 3.75% 2/23/2029	500,000	500,321
Caterpillar Financial Services Corp 4.1% 8/15/2028	300,000	302,798
Caterpillar Financial Services Corp 4.15% 1/8/2031	700,000	705,776
Caterpillar Financial Services Corp 4.6% 11/15/2027	2,180,000	2,215,179
Caterpillar Financial Services Corp 4.85% 2/27/2029 (c)	440,000	454,201
Caterpillar Financial Services Corp 5% 5/14/2027	1,530,000	1,554,049
Cummins Inc 4.7% 2/15/2031	350,000	360,164
Eaton Corp 4.35% 5/18/2028 (c)	390,000	394,860
Ingersoll Rand Inc 5.176% 6/15/2029	600,000	622,312
Ingersoll Rand Inc 5.4% 8/14/2028 (c)	470,000	485,951
Otis Worldwide Corp 2.565% 2/15/2030	890,000	840,866
Parker-Hannifin Corp 4.25% 9/15/2027	1,600,000	1,610,066
Stanley Black & Decker Inc 6% 3/6/2028 (c)	1,310,000	1,359,702
Westinghouse Air Brake Technologies Corp 4.7% 9/15/2028 (e)	660,000	670,297
		12,731,373
Passenger Airlines - 0.1%
American Airlines 2017-2 Class AA Pass Through Trust equipment trust certificate 3.35% 4/15/2031	582,202	568,886
Delta Air Lines Inc 4.95% 7/10/2028	720,000	731,969
Delta Air Lines Inc 5.25% 7/10/2030	360,000	371,240
Southwest Airlines Co 2.625% 2/10/2030 (c)	230,000	215,824
Southwest Airlines Co 4.375% 11/15/2028	50,000	50,428
Southwest Airlines Co 5.125% 6/15/2027	870,000	880,203
		2,818,550
Professional Services - 0.1%
Leidos Inc 4.1% 3/15/2029 (f)	1,300,000	1,303,329
Paychex Inc 5.1% 4/15/2030	594,000	606,626
Verisk Analytics Inc 4.45% 3/15/2031	250,000	251,217
		2,161,172
Trading Companies & Distributors - 0.1%
Air Lease Corp 2.1% 9/1/2028	530,000	503,482
Air Lease Corp 3% 2/1/2030	600,000	568,385
Air Lease Corp 3.625% 12/1/2027	570,000	566,123
Air Lease Corp 3.625% 4/1/2027	180,000	178,776
GATX Corp 4.55% 11/7/2028	680,000	688,679
		2,505,445
TOTAL INDUSTRIALS		48,839,937
Information Technology - 1.8%
Communications Equipment - 0.1%
Cisco Systems Inc 4.75% 2/24/2030	300,000	309,401
Cisco Systems Inc 4.8% 2/26/2027	1,250,000	1,262,011
Cisco Systems Inc 4.85% 2/26/2029	800,000	823,861
Motorola Solutions Inc 4.6% 5/23/2029	500,000	507,802
Motorola Solutions Inc 5% 4/15/2029	210,000	215,934
		3,119,009
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp 3.8% 11/15/2027	850,000	851,427
Amphenol Corp 4.125% 11/15/2030	1,000,000	1,005,027
Amphenol Corp 4.375% 6/12/2028 (c)	800,000	810,253
Amphenol Corp 5.05% 4/5/2027	500,000	506,523
Amphenol Corp 5.05% 4/5/2029	300,000	310,129
Dell International LLC / EMC Corp 4.15% 2/15/2029	500,000	501,790
Dell International LLC / EMC Corp 4.35% 2/1/2030	800,000	804,108
Dell International LLC / EMC Corp 5% 4/1/2030	500,000	514,230
Dell International LLC / EMC Corp 5.3% 10/1/2029	660,000	684,996
Dell International LLC / EMC Corp 6.1% 7/15/2027 (c)	480,000	492,436
Teledyne Technologies Inc 1.6% 4/1/2026	180,000	179,605
Teledyne Technologies Inc 2.25% 4/1/2028	290,000	280,567
Vontier Corp 1.8% 4/1/2026	210,000	209,522
Vontier Corp 2.4% 4/1/2028	120,000	115,872
		7,266,485
IT Services - 0.2%
CDW LLC / CDW Finance Corp 3.276% 12/1/2028	620,000	605,197
CDW LLC / CDW Finance Corp 4.25% 4/1/2028 (c)	430,000	428,176
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	80,000	81,246
IBM Corporation 1.7% 5/15/2027	1,110,000	1,082,116
IBM Corporation 1.95% 5/15/2030	320,000	293,442
IBM Corporation 2.2% 2/9/2027	1,460,000	1,438,834
IBM Corporation 4.15% 7/27/2027	570,000	573,017
IBM Corporation 4.3% 2/3/2031	200,000	201,109
IBM Corporation 4.5% 2/6/2028 (c)	430,000	435,511
IBM Corporation 4.8% 2/10/2030	1,200,000	1,229,613
IBM International Capital Pte Ltd 4.6% 2/5/2029	510,000	519,521
		6,887,782
Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices Inc 3.45% 6/15/2027	370,000	368,913
Analog Devices Inc 4.5% 6/15/2030	440,000	449,970
Applied Materials Inc 3.3% 4/1/2027	630,000	627,688
Applied Materials Inc 4.8% 6/15/2029	260,000	267,893
Broadcom Inc 4% 4/15/2029 (d)	260,000	260,773
Broadcom Inc 4.2% 10/15/2030	1,700,000	1,709,534
Broadcom Inc 4.3% 1/15/2031	1,000,000	1,008,872
Broadcom Inc 4.35% 2/15/2030	1,120,000	1,133,904
Broadcom Inc 4.6% 7/15/2030	450,000	460,113
Broadcom Inc 4.75% 4/15/2029	230,000	235,338
Broadcom Inc 5.05% 7/12/2029	1,420,000	1,469,253
Intel Corp 1.6% 8/12/2028	2,760,000	2,611,096
Intel Corp 3.75% 3/25/2027	350,000	349,388
Intel Corp 3.75% 8/5/2027	1,440,000	1,435,324
Intel Corp 4.875% 2/10/2028	150,000	152,377
Intel Corp 5.125% 2/10/2030	400,000	412,912
Lam Research Corp 4% 3/15/2029	830,000	833,534
Marvell Technology Inc 2.45% 4/15/2028	140,000	135,525
Marvell Technology Inc 4.75% 7/15/2030	240,000	244,677
Marvell Technology Inc 4.875% 6/22/2028	490,000	499,405
Microchip Technology Inc 5.05% 3/15/2029 (c)	1,170,000	1,200,646
NVIDIA Corp 2.85% 4/1/2030	1,030,000	990,823
QUALCOMM Inc 1.3% 5/20/2028 (c)	240,000	227,794
QUALCOMM Inc 2.15% 5/20/2030	100,000	93,011
QUALCOMM Inc 3.25% 5/20/2027 (c)	1,050,000	1,044,570
QUALCOMM Inc 4.5% 5/20/2030	570,000	581,362
Texas Instruments Inc 4.5% 5/23/2030	800,000	816,582
Texas Instruments Inc 4.6% 2/15/2028	730,000	741,986
		20,363,263
Software - 0.4%
Adobe Inc 4.8% 4/4/2029	1,960,000	2,012,321
AppLovin Corp 5.125% 12/1/2029	130,000	132,762
Cadence Design Systems Inc 4.3% 9/10/2029	600,000	606,105
Fortinet Inc 1% 3/15/2026	210,000	209,625
Microsoft Corp 3.3% 2/6/2027	310,000	308,995
Oracle Corp 2.3% 3/25/2028	610,000	584,693
Oracle Corp 2.8% 4/1/2027	440,000	433,525
Oracle Corp 4.2% 9/27/2029	2,240,000	2,212,487
Oracle Corp 4.45% 9/26/2030	1,600,000	1,569,206
Oracle Corp 4.55% 2/4/2029	540,000	541,025
Oracle Corp 4.65% 5/6/2030	330,000	329,369
Oracle Corp 4.8% 8/3/2028 (c)	1,250,000	1,263,490
Oracle Corp 4.95% 2/4/2031	1,500,000	1,496,928
Roper Technologies Inc 2.95% 9/15/2029	310,000	297,196
Roper Technologies Inc 4.2% 9/15/2028	470,000	471,190
Roper Technologies Inc 4.45% 9/15/2030	500,000	502,988
Salesforce Inc 1.5% 7/15/2028 (c)	1,560,000	1,476,956
Synopsys Inc 4.65% 4/1/2028	910,000	921,590
Synopsys Inc 4.85% 4/1/2030	600,000	614,382
VMware LLC 4.7% 5/15/2030	310,000	316,942
		16,301,775
Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc 1.4% 8/5/2028 (c)	940,000	894,031
Apple Inc 2.9% 9/12/2027	460,000	455,489
Apple Inc 3% 11/13/2027	260,000	258,002
Apple Inc 3% 6/20/2027 (c)	640,000	635,932
Apple Inc 4% 5/10/2028	4,650,000	4,690,294
Apple Inc 4.2% 5/12/2030	1,240,000	1,260,211
Hewlett Packard Enterprise Co 4.4% 10/15/2030	1,550,000	1,552,048
Hewlett Packard Enterprise Co 4.55% 10/15/2029	880,000	890,524
Hewlett Packard Enterprise Co 5.25% 7/1/2028	200,000	205,301
HP Inc 3% 6/17/2027	350,000	345,575
HP Inc 5.4% 4/25/2030	550,000	570,087
		11,757,494
TOTAL INFORMATION TECHNOLOGY		65,695,808
Materials - 0.3%
Chemicals - 0.2%
Air Products and Chemicals Inc 4.3% 6/11/2028	800,000	809,880
Air Products and Chemicals Inc 4.6% 2/8/2029	330,000	337,559
Albemarle Corp 4.65% 6/1/2027	220,000	221,610
Dow Chemical Co/The 4.8% 1/15/2031 (c)	1,000,000	997,684
Dow Chemical Co/The 4.8% 11/30/2028	190,000	193,084
Eastman Chemical Co 5% 8/1/2029	330,000	338,686
Ecolab Inc 5.25% 1/15/2028 (c)	570,000	585,729
International Flavors & Fragrances Inc 4.45% 9/26/2028	110,000	110,838
Mosaic Co/The 4.05% 11/15/2027	420,000	420,364
PPG Industries Inc 1.2% 3/15/2026	330,000	329,611
Rohm and Haas Co 7.85% 7/15/2029	200,000	221,934
RPM International Inc 4.55% 3/1/2029	140,000	142,040
Sherwin-Williams Co/The 3.45% 6/1/2027	700,000	696,529
Sherwin-Williams Co/The 4.55% 3/1/2028	300,000	303,968
		5,709,516
Construction Materials - 0.0%
Amrize Finance US LLC 4.95% 4/7/2030	630,000	648,163
CRH America Finance Inc 4.4% 2/9/2031	930,000	936,932
		1,585,095
Containers & Packaging - 0.1%
Amcor Flexibles North America Inc 5.1% 3/17/2030	170,000	175,948
Amcor Group Finance PLC 5.45% 5/23/2029	830,000	864,563
Avery Dennison Corp 4.875% 12/6/2028	230,000	234,495
Sonoco Products Co 4.6% 9/1/2029	290,000	294,037
WestRock MWV LLC 8.2% 1/15/2030	480,000	549,243
WRKCo Inc 3.9% 6/1/2028 (c)	430,000	429,614
WRKCo Inc 4% 3/15/2028 (c)	380,000	380,645
		2,928,545
Metals & Mining - 0.0%
Freeport-McMoRan Inc 4.125% 3/1/2028	590,000	590,030
Freeport-McMoRan Inc 4.625% 8/1/2030	240,000	242,828
Newmont Corp / Newcrest Finance Pty Ltd 3.25% 5/13/2030	394,000	383,609
Nucor Corp 3.95% 5/1/2028	250,000	250,854
Nucor Corp 4.65% 6/1/2030	330,000	337,680
		1,805,001
TOTAL MATERIALS		12,028,157
Real Estate - 1.0%
Diversified REITs - 0.1%
Equinix Asia Financing Corp Pte Ltd 4.4% 3/15/2031 (f)	170,000	169,873
Equinix Europe 2 Financing Corp LLC 4.6% 11/15/2030	300,000	303,573
GLP Capital LP / GLP Financing II Inc 4% 1/15/2030	630,000	615,109
Piedmont Operating Partnership LP 9.25% 7/20/2028	260,000	286,350
Store Capital LLC 4.5% 3/15/2028	400,000	401,477
VICI Properties LP 4.75% 2/15/2028	960,000	969,543
VICI Properties LP 4.95% 2/15/2030	570,000	579,416
Vornado Realty LP 2.15% 6/1/2026	400,000	396,874
		3,722,215
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc 3.95% 1/15/2028	140,000	139,678
Alexandria Real Estate Equities Inc 4.5% 7/30/2029	250,000	251,948
Healthcare Realty Holdings LP 3.5% 8/1/2026	240,000	239,028
Healthcare Realty Holdings LP 3.75% 7/1/2027 (c)	680,000	677,633
Healthpeak OP LLC 1.35% 2/1/2027 (c)	540,000	527,660
Healthpeak OP LLC 2.125% 12/1/2028	160,000	152,192
Omega Healthcare Investors Inc 3.625% 10/1/2029	290,000	282,590
Omega Healthcare Investors Inc 5.2% 7/1/2030	100,000	102,560
Ventas Realty LP 4.4% 1/15/2029	880,000	888,617
Welltower OP LLC 2.05% 1/15/2029	780,000	741,319
Welltower OP LLC 3.1% 1/15/2030	1,060,000	1,024,953
Welltower OP LLC 4.25% 4/1/2026	140,000	139,970
		5,168,148
Industrial REITs - 0.1%
Prologis LP 2.25% 4/15/2030	490,000	458,906
Prologis LP 4.375% 2/1/2029	550,000	557,109
Prologis LP 4.75% 1/15/2031	500,000	515,847
Prologis LP 4.875% 6/15/2028	500,000	511,802
		2,043,664
Office REITs - 0.0%
Boston Properties LP 3.4% 6/21/2029	330,000	321,393
COPT Defense Properties LP 2% 1/15/2029 (c)	300,000	283,219
Highwoods Realty LP 4.125% 3/15/2028	730,000	725,307
Kilroy Realty LP 4.25% 8/15/2029	280,000	274,924
		1,604,843
Real Estate Management & Development - 0.1%
CBRE Services Inc 5.1% 6/15/2030	130,000	132,612
CBRE Services Inc 5.5% 4/1/2029	330,000	342,757
Digital Realty Trust LP 3.7% 8/15/2027	660,000	657,399
Digital Realty Trust LP 4.45% 7/15/2028	420,000	424,333
Digital Realty Trust LP 5.55% 1/15/2028	260,000	267,559
Essex Portfolio LP 4% 3/1/2029	160,000	159,685
Extra Space Storage LP 4% 6/15/2029	570,000	568,220
Mid-America Apartments LP 4.2% 6/15/2028	340,000	342,347
Tanger Properties LP 3.875% 7/15/2027	210,000	209,489
		3,104,401
Residential REITs - 0.1%
American Homes 4 Rent LP 4.9% 2/15/2029	220,000	224,121
American Homes 4 Rent LP 4.95% 6/15/2030	150,000	153,063
AvalonBay Communities Inc 1.9% 12/1/2028	90,000	85,548
AvalonBay Communities Inc 3.3% 6/1/2029	270,000	265,103
Camden Property Trust 3.15% 7/1/2029	790,000	769,063
UDR Inc 3.5% 7/1/2027	650,000	646,465
UDR Inc 4.4% 1/26/2029	250,000	252,549
		2,395,912
Retail REITs - 0.1%
Agree LP 2% 6/15/2028	120,000	115,040
Brixmor Operating Partnership LP 3.9% 3/15/2027	170,000	169,774
Brixmor Operating Partnership LP 4.125% 5/15/2029	260,000	260,445
Federal Realty OP LP 3.2% 6/15/2029	360,000	350,455
NNN REIT Inc 2.5% 4/15/2030	270,000	253,137
NNN REIT Inc 3.5% 10/15/2027	260,000	258,536
Realty Income Corp 3.95% 2/1/2029	800,000	801,752
Realty Income Corp 4% 7/15/2029 (c)	580,000	580,512
Realty Income Corp 4.7% 12/15/2028	730,000	744,765
Regency Centers LP 4.125% 3/15/2028	280,000	281,376
Simon Property Group LP 1.75% 2/1/2028	260,000	250,419
Simon Property Group LP 3.375% 6/15/2027	100,000	99,511
Simon Property Group LP 4.3% 1/15/2031	180,000	180,994
Simon Property Group LP 4.375% 10/1/2030	880,000	891,244
		5,237,960
Specialized REITs - 0.4%
American Tower Corp 3.65% 3/15/2027	690,000	687,632
American Tower Corp 4.9% 3/15/2030	566,000	581,637
American Tower Corp 5.25% 7/15/2028	2,210,000	2,273,773
American Tower Corp 5.8% 11/15/2028	100,000	104,506
Crown Castle Inc 2.25% 1/15/2031	1,360,000	1,229,421
Crown Castle Inc 2.9% 3/15/2027	560,000	553,896
Crown Castle Inc 3.65% 9/1/2027	370,000	368,168
Crown Castle Inc 3.8% 2/15/2028	870,000	866,197
Crown Castle Inc 4.9% 9/1/2029	310,000	316,094
CubeSmart LP 2.25% 12/15/2028	400,000	381,236
EPR Properties 4.5% 6/1/2027	500,000	500,880
EPR Properties 4.95% 4/15/2028	260,000	263,043
Equinix Inc 3.2% 11/18/2029	1,480,000	1,430,464
Public Storage Operating Co 1.95% 11/9/2028	1,250,000	1,191,465
Weyerhaeuser Co 4% 4/15/2030	740,000	733,995
Weyerhaeuser Co 6.95% 10/1/2027	150,000	156,851
		11,639,258
TOTAL REAL ESTATE		34,916,401
Utilities - 1.6%
Electric Utilities - 1.2%
AEP Texas Inc 2.1% 7/1/2030	280,000	257,987
AEP Texas Inc 3.95% 6/1/2028	180,000	179,955
Alabama Power Co 4.3% 3/15/2031	200,000	202,129
American Electric Power Co Inc 3.2% 11/13/2027 (c)	510,000	504,006
American Electric Power Co Inc 4.3% 12/1/2028	230,000	232,150
American Electric Power Co Inc 5.75% 11/1/2027 (c)	1,000,000	1,028,779
American Electric Power Co Inc 5.8% 3/15/2056 (b)	200,000	200,973
American Electric Power Co Inc 7.05% 12/15/2054 (b)(c)	400,000	421,321
Avangrid Inc 3.8% 6/1/2029	260,000	258,114
CenterPoint Energy Houston Electric LLC 4.8% 3/15/2030	350,000	361,055
Cleco Corporate Holdings LLC 3.743% 5/1/2026	220,000	219,659
Commonwealth Edison Co 3.7% 8/15/2028	660,000	659,250
Connecticut Light and Power Co/The 3.2% 3/15/2027	230,000	228,807
Consolidated Edison Co of New York Inc 3.125% 11/15/2027 (c)	360,000	356,652
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	500,000	487,896
DTE Electric Co 2.625% 3/1/2031	250,000	234,276
Duke Energy Carolinas LLC 4.85% 3/15/2030	670,000	693,268
Duke Energy Corp 3.25% 1/15/2082 (b)	220,000	215,317
Duke Energy Corp 3.4% 6/15/2029	430,000	422,768
Duke Energy Corp 5% 12/8/2027	750,000	764,318
Duke Energy Florida LLC 4.2% 12/1/2030	600,000	604,272
Duke Energy Progress LLC 3.45% 3/15/2029	380,000	375,674
Edison International 4.125% 3/15/2028	360,000	358,174
Edison International 5.25% 11/15/2028 (c)	520,000	529,975
Edison International 5.75% 6/15/2027	126,000	127,935
Edison International 6.25% 3/15/2030	290,000	306,729
Entergy Corp 7.125% 12/1/2054 (b)	470,000	491,716
Entergy Louisiana LLC 3.12% 9/1/2027	510,000	505,937
Eversource Energy 2.9% 3/1/2027	160,000	158,268
Eversource Energy 5.45% 3/1/2028	1,400,000	1,436,667
Eversource Energy 5.95% 2/1/2029	380,000	398,644
Exelon Corp 2.75% 3/15/2027	600,000	592,929
Exelon Corp 4.05% 4/15/2030	750,000	747,758
FirstEnergy Corp 3.9% 7/15/2027 (e)	620,000	622,560
Florida Power & Light Co 4.625% 5/15/2030	470,000	482,655
Florida Power & Light Co 5.05% 4/1/2028	390,000	399,912
Georgia Power Co 4.65% 5/16/2028	800,000	813,006
Interstate Power and Light Co 3.6% 4/1/2029	450,000	446,133
Jersey Central Power & Light Co 4.4% 1/15/2031 (d)	200,000	201,152
NextEra Energy Capital Holdings Inc 3.5% 4/1/2029	570,000	562,243
NextEra Energy Capital Holdings Inc 3.8% 3/15/2082 (b)	1,080,000	1,062,348
NextEra Energy Capital Holdings Inc 4.4% 3/1/2031 (c)	500,000	505,777
NextEra Energy Capital Holdings Inc 4.625% 7/15/2027	1,130,000	1,140,963
NextEra Energy Capital Holdings Inc 4.8% 12/1/2077 (b)	150,000	148,767
NextEra Energy Capital Holdings Inc 4.9% 2/28/2028	1,500,000	1,527,028
NextEra Energy Capital Holdings Inc 5.05% 3/15/2030	1,540,000	1,596,422
NSTAR Electric Co 4.85% 3/1/2030	350,000	360,184
Oklahoma Gas and Electric Co 3.3% 3/15/2030	380,000	369,805
Oncor Electric Delivery Co LLC 4.5% 3/20/2027 (d)	1,500,000	1,510,649
Oncor Electric Delivery Co LLC 5.75% 3/15/2029 (c)	230,000	241,361
Pacific Gas and Electric Co 2.95% 3/1/2026	210,000	209,997
Pacific Gas and Electric Co 3% 6/15/2028	2,120,000	2,071,591
Pacific Gas and Electric Co 3.3% 12/1/2027	180,000	177,832
Pacific Gas and Electric Co 5% 6/4/2028	1,900,000	1,935,521
Pacific Gas and Electric Co 5.45% 6/15/2027	310,000	315,069
Pacific Gas and Electric Co 6.1% 1/15/2029	3,000,000	3,150,721
PacifiCorp 3.5% 6/15/2029	400,000	391,989
Public Service Electric and Gas Co 0.95% 3/15/2026	180,000	179,785
Public Service Electric and Gas Co 4.2% 1/1/2031	450,000	452,855
Southern California Edison Co 5.15% 6/1/2029 (c)	700,000	720,099
Southern California Edison Co 5.3% 3/1/2028	1,020,000	1,043,682
Southern California Edison Co 5.65% 10/1/2028	680,000	705,429
Southern Co/The 3.75% 9/15/2051 (b)(c)	400,000	396,949
Southern Co/The 5.5% 3/15/2029	1,600,000	1,667,674
System Energy Resources Inc 6% 4/15/2028	120,000	124,564
Union Electric Co 2.95% 6/15/2027	170,000	168,413
Virginia Electric and Power Co 3.8% 4/1/2028	830,000	829,649
Wisconsin Public Service Corp 4.25% 1/15/2031	170,000	171,657
Wisconsin Public Service Corp 4.55% 12/1/2029	100,000	102,055
Xcel Energy Inc 1.75% 3/15/2027	590,000	577,145
		41,946,999
Gas Utilities - 0.0%
Atmos Energy Corp 3% 6/15/2027	180,000	178,515
CenterPoint Energy Resources Corp 5.25% 3/1/2028	400,000	410,758
Southern California Gas Co 2.95% 4/15/2027	460,000	455,682
Southern Co Gas Capital Corp 4.05% 9/15/2028	130,000	130,379
Southwest Gas Corp 5.45% 3/23/2028	300,000	308,302
		1,483,636
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The 5.45% 6/1/2028	730,000	746,862
Constellation Energy Generation LLC 4.4% 1/15/2031	580,000	583,962
Southern Power Co 4.25% 10/1/2030	180,000	180,892
		1,511,716
Multi-Utilities - 0.4%
Ameren Corp 1.75% 3/15/2028	450,000	430,119
Berkshire Hathaway Energy Co 3.7% 7/15/2030	500,000	495,118
CenterPoint Energy Inc 2.95% 3/1/2030	332,000	318,403
CenterPoint Energy Inc 6.7% 5/15/2055 (b)(c)	300,000	310,112
Consumers Energy Co 4.5% 1/15/2031	500,000	510,215
Consumers Energy Co 4.7% 1/15/2030	340,000	349,023
Consumers Energy Co 4.9% 2/15/2029	150,000	154,266
Dominion Energy Inc 3.375% 4/1/2030	840,000	817,134
Dominion Energy Inc 4.6% 5/15/2028	700,000	710,081
Dominion Energy Inc 6% 2/15/2056 (b)	510,000	517,523
DTE Energy Co 3.4% 6/15/2029	370,000	362,587
DTE Energy Co 4.875% 6/1/2028	230,000	234,429
DTE Energy Co 4.95% 7/1/2027	390,000	394,645
DTE Energy Co 5.1% 3/1/2029	280,000	288,083
DTE Energy Co 5.2% 4/1/2030	500,000	519,903
NiSource Inc 3.6% 5/1/2030	1,160,000	1,137,879
NiSource Inc 5.2% 7/1/2029	280,000	289,944
NiSource Inc 5.25% 3/30/2028 (c)	520,000	533,180
NiSource Inc 6.95% 11/30/2054 (b)	210,000	219,414
Public Service Enterprise Group Inc 5.2% 4/1/2029	620,000	640,777
Public Service Enterprise Group Inc 5.875% 10/15/2028	430,000	449,253
Puget Energy Inc 2.379% 6/15/2028	310,000	298,748
San Diego Gas & Electric Co 4.95% 8/15/2028	720,000	738,842
Sempra 3.25% 6/15/2027	1,150,000	1,139,889
Sempra 3.7% 4/1/2029 (c)	700,000	692,635
Sempra 6.625% 4/1/2055 (b)	550,000	559,057
WEC Energy Group Inc 2.2% 12/15/2028	610,000	582,663
WEC Energy Group Inc 4.75% 1/15/2028	320,000	324,870
		14,018,792
Water Utilities - 0.0%
American Water Capital Corp 2.95% 9/1/2027	270,000	266,982
American Water Capital Corp 3.45% 6/1/2029	570,000	562,433
		829,415
TOTAL UTILITIES		59,790,558
TOTAL UNITED STATES		772,720,477
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $977,747,244)		994,018,103

U.S. Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Federal Home Loan Bank 3% 3/12/2027	4,900,000	4,874,142
Federal Home Loan Bank 3.5% 10/4/2027	600,000	600,415
Federal Home Loan Bank 4.5% 3/10/2028	5,000,000	5,106,559
TOTAL FINANCIALS		10,581,116
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Tennessee Valley Authority 3.875% 8/1/2030	1,900,000	1,929,984
TOTAL UNITED STATES		12,511,100
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $12,410,077)		12,511,100

U.S. Treasury Obligations - 70.4%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Notes 0.375% 7/31/2027	4.25	4,980,000	4,770,490
US Treasury Notes 0.5% 10/31/2027	3.85 to 4.38	92,060,000	87,751,879
US Treasury Notes 0.5% 4/30/2027	4.21	61,430,000	59,361,536
US Treasury Notes 0.5% 5/31/2027	4.15	850,000	819,353
US Treasury Notes 0.5% 6/30/2027	4.13	2,480,000	2,385,256
US Treasury Notes 0.5% 8/31/2027	4.11	40,000	38,304
US Treasury Notes 0.625% 11/30/2027	4.38	90,260,000	86,043,166
US Treasury Notes 0.625% 12/31/2027	3.55 to 4.86	134,130,000	127,575,444
US Treasury Notes 0.625% 3/31/2027	3.92	46,820,000	45,408,084
US Treasury Notes 0.75% 1/31/2028	4.25	10,800,000	10,275,609
US Treasury Notes 1% 7/31/2028	3.89 to 4.19	65,440,000	61,858,694
US Treasury Notes 1.125% 2/28/2027	3.71 to 3.94	7,200,000	7,031,700
US Treasury Notes 1.125% 2/29/2028	4.20	21,090,000	20,175,551
US Treasury Notes 1.125% 8/31/2028	3.87 to 4.30	108,290,000	102,477,872
US Treasury Notes 1.25% 4/30/2028	3.55 to 4.86	91,650,000	87,597,352
US Treasury Notes 1.25% 5/31/2028	4.65	50,220,000	47,914,980
US Treasury Notes 1.5% 11/30/2028	4.23	82,340,000	78,290,544
US Treasury Notes 1.625% 8/15/2029	3.57 to 4.29	97,730,000	92,106,708
US Treasury Notes 1.75% 11/15/2029	4.06 to 4.35	76,190,000	71,779,314
US Treasury Notes 1.875% 2/28/2027	4.25	2,770,000	2,725,399
US Treasury Notes 2.625% 5/31/2027	3.21	1,260,000	1,246,809
US Treasury Notes 2.75% 5/31/2029	4.53	61,350,000	60,103,828
US Treasury Notes 2.75% 7/31/2027	3.65	3,840,000	3,803,100
US Treasury Notes 2.875% 4/30/2029	4.74	44,040,000	43,341,553
US Treasury Notes 3.25% 6/30/2029	4.38	32,920,000	32,747,684
US Treasury Notes 3.375% 12/31/2027	3.47	16,860,000	16,850,780
US Treasury Notes 3.375% 2/29/2028	3.39	11,940,000	11,937,202
US Treasury Notes 3.375% 9/15/2028	3.62	32,650,000	32,638,522
US Treasury Notes 3.5% 1/15/2029	3.61	17,010,000	17,061,827
US Treasury Notes 3.5% 1/31/2028	3.53	2,010,000	2,013,847
US Treasury Notes 3.5% 10/15/2028	3.60	38,240,000	38,344,563
US Treasury Notes 3.5% 11/15/2028	3.49 to 3.59	33,730,000	33,826,183
US Treasury Notes 3.5% 11/30/2030	3.60	69,040,000	69,002,243
US Treasury Notes 3.5% 12/15/2028	3.53	29,580,000	29,667,816
US Treasury Notes 3.5% 2/15/2029	3.39 to 3.50	14,970,000	15,016,781
US Treasury Notes 3.5% 2/28/2031	3.52	85,430,000	85,363,258
US Treasury Notes 3.5% 9/30/2029	3.57	20,330,000	20,373,678
US Treasury Notes 3.625% 10/31/2030	3.71	15,290,000	15,365,256
US Treasury Notes 3.625% 12/31/2030	3.71	24,360,000	24,472,285
US Treasury Notes 3.625% 8/31/2027	3.61	8,340,000	8,361,827
US Treasury Notes 3.625% 8/31/2029	3.72 to 3.94	63,080,000	63,474,250
US Treasury Notes 3.625% 8/31/2030	3.69	70,000,000	70,363,672
US Treasury Notes 3.625% 9/30/2030	3.74	24,490,000	24,615,320
US Treasury Notes 3.75% 1/31/2031	3.80	46,790,000	47,265,211
US Treasury Notes 3.75% 12/31/2028	3.83	6,020,000	6,078,084
US Treasury Notes 3.75% 4/15/2028	3.58	17,660,000	17,788,311
US Treasury Notes 3.75% 4/30/2027	3.60 to 4.01	67,070,000	67,263,874
US Treasury Notes 3.75% 5/15/2028	3.85 to 3.96	22,140,000	22,307,173
US Treasury Notes 3.75% 6/30/2027	3.72	47,310,000	47,487,413
US Treasury Notes 3.875% 12/31/2029	4.39	4,610,000	4,678,610
US Treasury Notes 3.875% 3/15/2028	3.88	12,930,000	13,053,239
US Treasury Notes 3.875% 3/31/2027	3.89	32,790,000	32,915,524
US Treasury Notes 3.875% 4/30/2030	3.72	11,590,000	11,767,472
US Treasury Notes 3.875% 5/31/2027	3.89 to 3.94	68,720,000	69,047,493
US Treasury Notes 3.875% 6/15/2028	3.69	15,420,000	15,586,849
US Treasury Notes 3.875% 6/30/2030	3.80	48,330,000	49,083,268
US Treasury Notes 3.875% 7/15/2028	3.89	23,000,000	23,252,461
US Treasury Notes 3.875% 7/31/2027	3.94	11,900,000	11,968,332
US Treasury Notes 3.875% 7/31/2030	3.96	26,310,000	26,723,149
US Treasury Notes 4% 2/28/2030	4.00	72,400,000	73,831,031
US Treasury Notes 4% 3/31/2030	3.95	38,270,000	39,035,400
US Treasury Notes 4% 5/31/2030	3.95	87,270,000	89,049,489
US Treasury Notes 4% 6/30/2028	4.28	6,610,000	6,701,404
US Treasury Notes 4% 7/31/2029	3.94	22,050,000	22,460,176
US Treasury Notes 4.125% 10/31/2029	4.15	48,720,000	49,854,263
US Treasury Notes 4.125% 11/30/2029	4.08	14,500,000	14,841,543
US Treasury Notes 4.125% 2/28/2027	3.99	2,410,000	2,423,933
US Treasury Notes 4.125% 7/31/2028	3.90	25,440,000	25,877,250
US Treasury Notes 4.25% 2/15/2028	3.96	25,600,000	26,011,930
US Treasury Notes 4.25% 2/28/2029	4.36	4,010,000	4,106,647
US Treasury Notes 4.375% 11/30/2028	3.88	3,860,000	3,958,460
US Treasury Notes 4.375% 12/31/2029	3.73	15,580,000	16,090,610
US Treasury Notes 4.5% 5/15/2027	4.66	10,000	10,117
US Treasury Notes 4.875% 10/31/2030	3.69	6,130,000	6,487,264
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,528,499,016)			2,563,385,499

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.70	7,863,851	7,865,424
Fidelity Securities Lending Cash Central Fund (i)(j)	3.69	20,080,445	20,082,453
TOTAL MONEY MARKET FUNDS (Cost $27,947,877)			27,947,877

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $3,595,234,632)	3,647,218,455
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(4,563,067)
NET ASSETS - 100.0%	3,642,655,388

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,636,605 or 0.1% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,152,432	311,680,892	308,966,872	231,591	(1,028)	-	7,865,424	7,863,851	0.0%
Fidelity Securities Lending Cash Central Fund	23,093,995	443,512,684	446,523,316	32,513	(910)	-	20,082,453	20,080,445	0.1%
Total	28,246,427	755,193,576	755,490,188	264,104	(1,938)	-	27,947,877

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bank Notes
Financials	16,481,365	-	16,481,365	-

Foreign Government and Government Agency Obligations	32,874,511	-	32,874,511	-

Non-Convertible Corporate Bonds
Communication Services	53,541,105	-	53,541,105	-
Consumer Discretionary	52,207,200	-	52,207,200	-
Consumer Staples	47,323,566	-	47,323,566	-
Energy	51,849,461	-	51,849,461	-
Financials	469,109,113	-	469,109,113	-
Health Care	88,004,886	-	88,004,886	-
Industrials	50,264,362	-	50,264,362	-
Information Technology	67,864,162	-	67,864,162	-
Materials	18,385,558	-	18,385,558	-
Real Estate	34,916,401	-	34,916,401	-
Utilities	60,552,289	-	60,552,289	-

U.S. Government Agency Obligations
Financials	10,581,116	-	10,581,116	-
Utilities	1,929,984	-	1,929,984	-

U.S. Treasury Obligations	2,563,385,499	-	2,563,385,499	-

Money Market Funds	27,947,877	27,947,877	-	-
Total Investments in Securities:	3,647,218,455	27,947,877	3,619,270,578	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $19,492,872) - See accompanying schedule:
Unaffiliated issuers (cost $3,567,286,755)	$3,619,270,578
Fidelity Central Funds (cost $27,947,877)	27,947,877

Total Investment in Securities (cost $3,595,234,632)		$3,647,218,455
Cash		734,770
Foreign currency held at value (cost $399)		443
Receivable for investments sold		94,201,748
Receivable for fund shares sold		4,975,506
Interest receivable		31,242,384
Distributions receivable from Fidelity Central Funds		19,069
Total assets		3,778,392,375
Liabilities
Payable for investments purchased
Regular delivery	$108,132,967
Delayed delivery	3,265,946
Payable for fund shares redeemed	2,579,733
Distributions payable	1,584,409
Accrued management fee	90,569
Collateral on securities loaned	20,083,363
Total liabilities		135,736,987
Net Assets		$3,642,655,388
Net Assets consist of:
Paid in capital		$3,623,738,310
Total accumulated earnings (loss)		18,917,078
Net Assets		$3,642,655,388
Net Asset Value, offering price and redemption price per share ($3,642,655,388 ÷ 358,193,018 shares)		$10.17
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Interest		$71,303,184
Income from Fidelity Central Funds (including $32,513 from security lending)		264,104
Total income		71,567,288
Expenses
Management fee	$528,006
Independent trustees' fees and expenses	3,682
Total expenses before reductions	531,688
Expense reductions	(1,719)
Total expenses after reductions		529,969
Net Investment income (loss)		71,037,319
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,938,501
Fidelity Central Funds	(1,938)
Total net realized gain (loss)		1,936,563
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	11,496,514
Assets and liabilities in foreign currencies	4
Total change in net unrealized appreciation (depreciation)		11,496,518
Net gain (loss)		13,433,081
Net increase (decrease) in net assets resulting from operations		$84,470,400
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$71,037,319	$127,467,346
Net realized gain (loss)	1,936,563	(3,317,342)
Change in net unrealized appreciation (depreciation)	11,496,518	25,399,616
Net increase (decrease) in net assets resulting from operations	84,470,400	149,549,620
Distributions to shareholders	(71,975,173)	(101,248,697)

Share transactions
Proceeds from sales of shares	619,071,870	1,160,730,886
Reinvestment of distributions	58,054,903	80,771,439
Cost of shares redeemed	(403,642,341)	(705,918,310)

Net increase (decrease) in net assets resulting from share transactions	273,484,432	535,584,015
Total increase (decrease) in net assets	285,979,659	583,884,938

Net Assets
Beginning of period	3,356,675,729	2,772,790,791
End of period	$3,642,655,388	$3,356,675,729

Other Information
Shares
Sold	61,029,293	116,317,959
Issued in reinvestment of distributions	5,726,952	8,103,640
Redeemed	(39,796,805)	(70,682,428)
Net increase (decrease)	26,959,440	53,739,171

Financial Highlights
Fidelity® Short-Term Bond Index Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$9.99	$9.55	$9.58	$10.28	$10.40
Income from Investment Operations
Net investment income (loss) A,B	.205	.405	.360	.263	.109	.090
Net realized and unrealized gain (loss)	.042	.059	.271	(.150)	(.706)	(.071)
Total from investment operations	.247	.464	.631	.113	(.597)	.019
Distributions from net investment income	(.207)	(.324)	(.191)	(.143)	(.085)	(.090)
Distributions from net realized gain	-	-	-	-	(.018)	(.049)
Total distributions	(.207)	(.324)	(.191)	(.143)	(.103)	(.139)
Net asset value, end of period	$10.17	$10.13	$9.99	$9.55	$9.58	$10.28
Total Return C,D	2.46%	4.74%	6.68%	1.19%	(5.84)%	.19%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.03% G	.03%	.03%	.03%	.03%	.03%
Expenses net of fee waivers, if any	.03 % G	.03%	.03%	.03%	.03%	.03%
Expenses net of all reductions, if any	.03% G	.03%	.03%	.03%	.03%	.03%
Net investment income (loss)	4.07% G	4.06%	3.71%	2.76%	1.10%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$3,642,655	$3,356,676	$2,772,791	$2,344,996	$2,310,878	$2,049,402
Portfolio turnover rate H	35 % G	55%	80%	79%	92%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Short-Term Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$125,579,207
Gross unrealized depreciation	(540,854)
Net unrealized appreciation (depreciation)	$125,038,353
Tax cost	$3,522,180,102

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(39,469,248)
Long-term	(72,474,819)
Total capital loss carryforward	$(111,944,067)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Short-Term Bond Index Fund	240,491,439	199,567,364

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .03% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Short-Term Bond Index Fund	3,263	-	-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,719.

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Short-Term Bond Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors.  Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the index the fund seeks to track (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9884850.108
SDX-I-SANN-0426
Fidelity® Short-Term Bond Fund

Semi-Annual Report
February 28, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Short-Term Bond Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 14.0%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.8%
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class X, CME Term SOFR 3 month Index + 1%, 4.6722% 1/15/2038 (c)(d)(e)	1,094,100	1,094,063
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 4.8276% 1/20/2037 (c)(d)(e)	7,086,000	7,095,142
Neuberger Berman Ln Advisers Nbla CLO Ltd / Neuberger Berman Ln Series 2026-50A Class AR2, CME Term SOFR 3 month Index + 1.04%, 4.6989% 7/23/2036 (c)(d)(e)	6,055,000	6,055,817
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 4.8576% 1/20/2037 (c)(d)(e)	5,926,000	5,930,936
TOTAL BAILIWICK OF JERSEY		20,175,958
CANADA - 0.1%
Chesapeake Funding II LLC Series 2023-1A Class A1, 5.65% 5/15/2035 (c)	1,157,938	1,163,228
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (c)	255,869	258,559
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (c)	589,795	597,205
TOTAL CANADA		2,018,992
GRAND CAYMAN (UK OVERSEAS TER) - 3.6%
Aimco CLO Ser / Aimco CLO Ser LLC Series 2024-AA Class XR, CME Term SOFR 3 month Index + 1%, 4.8816% 10/17/2037 (c)(d)(e)	840,000	840,103
Bain Capital Credit Clo Ltd Series 2025-5A Class ARR, CME Term SOFR 3 month Index + 1.15%, 4.8176% 4/20/2034 (c)(d)(e)	7,410,000	7,417,010
Bain Capital Credit Clo Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.15%, 4.8192% 4/22/2035 (c)(d)(e)	3,800,000	3,805,894
Benefit Street Partners Clo Xxii Ltd Series 2025-22A Class ARR, CME Term SOFR 3 month Index + 1.15%, 4.8176% 4/20/2035 (c)(d)(e)	7,440,000	7,449,270
Benefit Street Partners Clo Xxv Ltd Series 2025-25A Class A1R, CME Term SOFR 3 month Index + 1%, 4.6722% 1/15/2035 (c)(d)(e)	4,146,000	4,146,800
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.7376% 7/18/2034 (c)(d)(e)	5,400,000	5,404,984
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 4.7722% 7/15/2035 (c)(d)(e)	5,196,000	5,191,848
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7522% 7/15/2036 (c)(d)(e)	9,930,000	9,948,261
Flatiron Clo Ltd Series 2025-1A Class AR2, CME Term SOFR 3 month Index + 1.18%, 4.8325% 11/16/2034 (c)(d)(e)	2,897,317	2,899,171
Invesco CLO 2021-3 Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7492% 10/22/2034 (c)(d)(e)	5,000,000	5,006,370
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7522% 7/15/2034 (c)(d)(e)	5,168,000	5,171,742
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 4.9222% 7/15/2036 (c)(d)(e)	5,515,000	5,518,342
Magnetite Xxiii Ltd Series 2026-23A Class AR2, CME Term SOFR 3 month Index + 0.99%, 4.6371% 1/25/2035 (c)(d)(e)	5,090,000	5,094,388
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 4.9976% 7/20/2038 (c)(d)(e)	5,183,000	5,193,418
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6122% 7/15/2033 (c)(d)(e)	6,625,262	6,629,310
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.6722% 1/15/2033 (c)(d)(e)	696,798	696,798
RR Ltd Series 2025-16A Class A1R, CME Term SOFR 3 month Index + 1.05%, 4.7222% 7/15/2036 (c)(d)(e)	3,071,000	3,071,292
TCI-Symphony CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.1916%, 4.8638% 7/15/2030 (c)(d)(e)	461,093	461,309
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 4.4714% 4/6/2042 (c)(d)(e)	261,000	206,576
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9176% 4/20/2035 (c)(d)(e)	4,340,000	4,347,851
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8676% 7/20/2032 (c)(d)(e)	4,616,853	4,620,486
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		93,121,223
UNITED STATES - 9.5%
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (c)	459,264	459,858
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (c)	4,483,618	4,488,746
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (c)	4,100,000	4,123,437
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	693,035	697,520
Amur Equip Fin Receivables Xv LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (c)	3,294,508	3,330,257
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (c)	1,078,450	1,085,474
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/2032 (c)	1,727,099	1,736,217
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (c)	533,000	543,333
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (c)	438,753	440,238
ARI Fleet Lease Trust Series 2026-A Class A2, 3.96% 11/15/2034 (c)	3,990,000	3,999,800
AutoNation Finance Trust Series 2026-1A Class A3, 4.03% 8/12/2030 (c)	1,405,000	1,412,849
Avis Budget Rental Car Funding AESOP LLC Series 2022-4A Class A, 4.77% 2/20/2029 (c)	2,550,000	2,583,689
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (c)	955,000	971,800
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class A, 4.17% 2/20/2030 (c)	3,265,000	3,279,497
Bank of America Credit Card Master Trust Series 2023-A2 Class A2, 4.98% 11/15/2028	3,550,000	3,580,389
BMW Vehicle Lease Trust Series 2024-1 Class A3, 4.98% 3/25/2027	1,262,431	1,265,075
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (c)	294,569	297,198
Capital One Prime Auto Receivables Trust 2023-2 Series 2023-2 Class A3, 5.82% 6/15/2028	3,403,539	3,440,878
Capital One Prime Auto Receivables Trust Series 2024-1 Class A3, 4.62% 7/16/2029	4,260,000	4,298,432
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	714,367	722,583
CarMax Auto Owner Trust Series 2024-1 Class A3, 4.92% 10/16/2028	2,043,874	2,058,145
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	713,899	722,731
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029	3,341,000	3,377,873
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A3, 4.55% 8/12/2030	3,695,000	3,731,459
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (c)	753,398	760,506
Chase Auto Owner Trust Series 2024-3A Class A3, 5.22% 7/25/2029 (c)	3,779,398	3,819,650
Chase Auto Owner Trust Series 2024-4A Class A3, 4.94% 7/25/2029 (c)	4,838,018	4,879,472
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/2028 (c)	1,576,929	1,584,865
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (c)	883,083	887,631
CWABS Inc Asset-Backed Certificates Series 2004-2 Class 3A4, CME Term SOFR 1 month Index + 0.6145%, 4.2882% 7/25/2034 (d)(e)	90,517	89,668
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	2,273,247	2,289,646
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (c)	1,019,360	1,015,611
Dell Equipment Finance Trust Series 2023-2 Class A3, 5.65% 1/22/2029 (c)	210,858	211,105
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (c)	838,901	842,400
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (c)	1,152,292	1,159,893
Dell Equipment Finance Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (c)	1,134,000	1,141,376
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (c)	333,578	337,038
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (c)	341,000	348,072
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (c)	2,341	2,341
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (c)	41,390	41,434
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (c)	687,641	695,651
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (c)	2,720,407	2,740,421
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (c)	3,645,000	3,692,794
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (c)	1,358,000	1,373,037
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (c)	3,480,000	3,541,091
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (c)	721,000	731,708
Exeter Automobile Receivables Trust Series 2025-4A Class A3, 4.39% 9/17/2029	4,790,000	4,815,961
Flatiron Clo 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 4.9076% 4/17/2036 (c)(d)(e)	6,442,000	6,452,771
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.5822% 10/15/2034 (c)(d)(e)	3,500,000	3,498,250
Ford Credit Auto Owner Trust Series 2023-B Class A3, 5.23% 5/15/2028	1,840,444	1,849,971
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	2,375,000	2,399,651
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	3,960,000	4,031,524
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	2,000,000	2,029,906
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3, 5.78% 8/16/2028	2,794,225	2,822,014
GM Financial Leasing Trust Series 2024-1 Class A3, 5.09% 3/22/2027	1,902,061	1,905,088
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (c)	1,320,000	1,340,848
Greensky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (c)	315,811	317,103
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (c)	1,365,161	1,370,379
Hyundai Auto Receivables Trust Series 2023-C Class A3, 5.54% 10/16/2028	2,317,652	2,340,874
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	1,003,446	1,011,771
John Deere Owner Trust Series 2024-A Class A3, 4.96% 11/15/2028	5,755,360	5,803,540
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (c)	937,000	950,812
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (c)	228,148	228,484
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	1,209,000	1,218,230
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	5,470,352	5,480,981
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A3, 5.95% 11/15/2028	1,529,636	1,548,479
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (c)	717,199	721,224
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (c)	2,505,000	2,525,994
Nissan Auto Receivables Owner Trust Series 2023-B Class A3, 5.93% 3/15/2028	1,465,163	1,475,612
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (c)	2,023,000	2,044,789
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (c)	4,808	4,809
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (c)	3,390,000	3,409,861
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (c)	1,535,000	1,539,171
Optn Series 2026-A Class A, 4.32% 1/9/2034 (c)	575,000	576,840
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (c)	1,615,000	1,618,904
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (c)	1,806,580	1,818,357
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (c)	844,718	850,706
Porsche Innovative Lease Owner Trust Series 2024-2A Class A3, 4.35% 10/20/2027 (c)	4,294,176	4,301,208
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (c)	303,602	304,323
Rcktl Series 2025-2A Class A, 4.48% 11/27/2034 (c)	675,436	676,114
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (c)	1,334,209	1,340,316
RKTL Series 2026-1A Class A, 4.07% 2/26/2035 (c)	3,300,000	3,303,755
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	1,249,173	1,252,354
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (c)	729,225	732,477
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (c)	687,086	688,394
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3, 5.47% 10/20/2028 (c)	2,707,494	2,723,293
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3, 4.95% 5/21/2029 (c)	1,286,185	1,293,153
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (c)	509,842	515,608
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (c)	1,116,937	1,120,081
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A3, 4.11% 4/20/2029 (c)	5,351,000	5,389,187
T-Mobile US Trust Series 2024-1A Class A, 5.05% 9/20/2029 (c)	4,785,000	4,805,855
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.6482% 9/25/2034 (d)(e)	131,336	141,306
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (c)	2,249,407	2,269,253
Tesla Series 2024-A Class A3, 5.3% 6/21/2027 (c)	902,247	904,711
Toyota Auto Receivables Owner Trust Series 2023-D Class A3, 5.54% 8/15/2028	2,462,627	2,488,462
Toyota Lease Owner Trust Series 2024-A Class A3, 5.25% 4/20/2027 (c)	213,742	214,109
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (c)	113,280	113,482
Usaa Auto Owner Trust 2023-A Series 2023-A Class A3, 5.58% 5/15/2028 (c)	862,891	867,738
USB Auto Owner Trust 2025-1 Series 2025-1A Class A3, 4.49% 6/17/2030 (c)	1,800,000	1,818,169
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	5,700,000	5,788,404
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	3,289,840	3,328,718
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3, 5.02% 6/20/2028	1,446,051	1,455,156
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A3, 4.63% 7/20/2029	5,720,000	5,790,363
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (c)	460,000	462,345
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/2029	5,860,000	5,927,821
Wells Fargo Card Issuance Trust Series 2024-A2 Class A, 4.29% 10/15/2029	5,000,000	5,049,795
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (c)	1,941,678	1,962,987
Wheels Fleet Lease Funding LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (c)	3,072,200	3,106,488
Wheels Fleet Lease Funding LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (c)	1,131,685	1,143,398
Wheels Fleet Lease Funding LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (c)	7,410,000	7,483,755
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A3, 5.79% 2/15/2029	2,556,589	2,586,181
World Omni Auto Receivables Tr Series 2024-A Class A3, 4.86% 3/15/2029	4,417,339	4,447,898
World Omni Auto Receivables Trust Series 2024-B Class A3, 5.27% 9/17/2029	2,380,407	2,404,496
World Omni Auto Trust Series 2024-C Class A3, 4.43% 12/17/2029	3,458,000	3,481,689
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	2,343,353	2,354,641
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	1,050,000	1,055,533
TOTAL UNITED STATES		247,928,808
TOTAL ASSET-BACKED SECURITIES (Cost $360,998,645)		363,244,981

Bank Notes - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
Goldman Sachs Bank USA 5.283% 3/18/2027 (d) (Cost $8,200,000)	8,200,000	8,204,648

Collateralized Mortgage Obligations - 0.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.7%
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class AFCF, 4.631% 2/25/2071 (c)(d)	3,500,000	3,500,001
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (c)	3,232,893	2,935,604
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (c)(d)	455,995	451,819
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(d)	224,451	223,902
Fannie Mae Guaranteed REMIC Series 2001-40 Class Z, 6% 8/25/2031	16,524	16,910
Fannie Mae Guaranteed REMIC Series 2015-27 Class KF, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.0817% 5/25/2045 (d)(e)	1,251,002	1,244,796
Fannie Mae Guaranteed REMIC Series 2016-42 Class FL, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.1317% 7/25/2046 (d)(e)	1,236,320	1,235,911
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	171,525	172,895
Gcat 2021-Nqm7 Tr Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (c)	1,528,522	1,442,787
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 6.25% 7/25/2067 (c)(d)	4,026,549	4,044,685
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (c)	959,613	915,126
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (c)	18,271	18,247
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (c)	60,809	60,025
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (c)(d)	762,058	750,360
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (c)(d)	458,346	444,274
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (c)(d)	2,046,088	2,004,435
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 4.9277% 7/20/2034 (d)(e)	1,069	1,005
TOTAL UNITED STATES		19,462,782
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,784,712)		19,462,782

Commercial Mortgage Securities - 3.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.3%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.4026% 6/15/2040 (c)(d)(e)	5,380,000	5,406,992
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (c)	1,639,644	1,586,400
Benchmark Mortgage Trust Series 2021-B31 Class A1, 1.357% 12/15/2054	1,193,728	1,179,666
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 4.7745% 9/15/2026 (c)(d)(e)	4,272,000	4,245,618
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.0018% 3/15/2041 (c)(d)(e)	1,691,895	1,691,895
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.0316% 6/15/2041 (c)(d)(e)	1,308,000	1,308,409
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.103% 4/15/2040 (c)(d)(e)	3,458,840	3,463,163
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.301% 5/15/2041 (c)(d)	2,032,119	2,033,389
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4636% 10/15/2036 (c)(d)(e)	3,704,000	3,697,055
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.6726% 2/15/2039 (c)(d)(e)	565,842	565,666
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.4211% 12/9/2040 (c)(d)(e)	642,561	642,561
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9525% 12/15/2039 (c)(d)(e)	489,294	489,447
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 3/15/2043 (c)(d)(e)	2,713,000	2,714,706
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.1015% 4/15/2041 (c)(d)(e)	2,502,496	2,503,278
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.8035% 3/15/2030 (c)(d)(e)	4,758,076	4,752,129
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 4.6245% 11/15/2038 (c)(d)(e)	2,694,621	2,693,779
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 4.4104% 10/15/2026 (c)(d)(e)	2,417,978	2,417,222
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.1017% 2/15/2039 (c)(d)(e)	1,894,863	1,894,863
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.8097% 2/15/2035 (c)(d)(e)	2,012,000	2,009,281
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (c)	7,322,675	6,205,538
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (c)	4,278,626	3,498,990
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class ASB, 4.1628% 8/15/2051	1,594,693	1,580,177
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9597% 10/15/2042 (c)(d)(e)	3,365,000	3,369,206
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 2/15/2043 (c)(d)(e)	3,012,000	3,012,941
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.2745% 9/15/2029 (c)(d)(e)	1,251,397	1,226,734
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9549% 5/15/2039 (c)(d)(e)	4,992,000	4,823,521
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.4745% 7/15/2038 (c)(d)(e)	1,937,000	1,935,544
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 3/15/2043 (c)(d)(e)	3,768,000	3,768,000
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.5049% 11/15/2038 (c)(d)(e)	2,821,024	2,820,142
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.9026% 12/15/2039 (c)(d)(e)	2,780,000	2,783,477
Wells Fargo Commercial Mortgage Trust Series 2018-C47 Class ASB, 4.365% 9/15/2061	1,756,589	1,758,735
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.451% 10/15/2041 (c)(d)(e)	2,435,000	2,431,830
TOTAL UNITED STATES		84,510,354
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $86,525,040)		84,510,354

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.1%
Colombian Republic 5.375% 1/21/2029 (Cost $4,303,605)	4,335,000	4,326,329

Non-Convertible Corporate Bonds - 35.8%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Glencore Funding LLC 3.875% 10/27/2027 (c)	4,894,000	4,883,555
Glencore Funding LLC 4.907% 4/1/2028 (c)	1,635,000	1,664,886
Glencore Funding LLC 5.338% 4/4/2027 (c)	6,000,000	6,086,656

TOTAL AUSTRALIA		12,635,097
CANADA - 2.0%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc 4.148% 9/29/2028 (c)	5,162,000	5,191,039
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Enbridge Inc 4.2% 11/20/2028	3,468,000	3,489,307
Enbridge Inc 4.25% 12/1/2026	4,900,000	4,906,113
Enbridge Inc 4.6% 6/20/2028	897,000	909,052
Enbridge Inc 5.25% 4/5/2027	2,921,000	2,960,004
Enbridge Inc 5.9% 11/15/2026	2,514,000	2,544,498
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	1,401,000	1,416,132
TransCanada PipeLines Ltd 4.25% 5/15/2028	4,900,000	4,928,425
TOTAL ENERGY		21,153,531
Financials - 1.0%
Banks - 1.0%
Bank of Montreal 4.567% 9/10/2027 (d)	6,447,000	6,469,524
Bank of Nova Scotia/The 4.247% 2/2/2030 (d)	7,600,000	7,637,502
National Bank of Canada 4.95% 2/1/2028 (d)	5,744,000	5,794,805
Toronto Dominion Bank 4.98% 4/5/2027	5,000,000	5,062,330
TOTAL FINANCIALS		24,964,161
TOTAL CANADA		51,308,731
DENMARK - 0.4%
Financials - 0.4%
Banks - 0.4%
Danske Bank A/S 4.298% 4/1/2028 (c)(d)	4,808,000	4,825,776
Danske Bank A/S 5.427% 3/1/2028 (c)(d)	5,200,000	5,276,809

TOTAL DENMARK		10,102,585
FRANCE - 1.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Orange SA 4% 1/13/2029 (c)	2,902,000	2,911,026
Financials - 1.1%
Banks - 1.1%
BNP Paribas SA 4.792% 5/9/2029 (c)(d)	7,400,000	7,493,899
BPCE SA 5.203% 1/18/2027 (c)	6,000,000	6,071,520
Credit Agricole SA 5.134% 3/11/2027 (c)	5,000,000	5,068,177
Societe Generale SA 5.249% 5/22/2029 (c)(d)	7,410,000	7,571,391
Societe Generale SA 5.5% 4/13/2029 (c)(d)	1,599,000	1,640,774
TOTAL FINANCIALS		27,845,761
TOTAL FRANCE		30,756,787
GERMANY - 2.5%
Consumer Discretionary - 1.1%
Automobiles - 1.1%
Mercedes-Benz Finance North America LLC 4.75% 8/1/2027 (c)	6,000,000	6,074,421
Mercedes-Benz Finance North America LLC 4.8% 1/11/2027 (c)	7,100,000	7,156,454
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (c)	6,200,000	6,253,480
Volkswagen Group of America Finance LLC 6% 11/16/2026 (c)	8,500,000	8,612,586
TOTAL CONSUMER DISCRETIONARY		28,096,941
Financials - 0.7%
Capital Markets - 0.7%
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (d)	6,900,000	7,051,754
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (d)	7,100,000	7,205,187
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (d)	4,610,000	4,821,422
TOTAL FINANCIALS		19,078,363
Health Care - 0.3%
Pharmaceuticals - 0.3%
Bayer US Finance LLC 6.125% 11/21/2026 (c)	7,600,000	7,698,421
Industrials - 0.4%
Machinery - 0.4%
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (c)	2,102,000	2,137,945
Daimler Truck Finance North America LLC 5% 1/15/2027 (c)	5,000,000	5,049,687
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (c)	1,874,000	1,906,283
TOTAL INDUSTRIALS		9,093,915
TOTAL GERMANY		63,967,640
IRELAND - 1.2%
Financials - 0.7%
Consumer Finance - 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.125% 2/28/2029	4,385,000	4,387,293
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	7,000,000	7,118,749
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	5,163,000	5,292,930
TOTAL FINANCIALS		16,798,972
Industrials - 0.5%
Transportation Infrastructure - 0.5%
Avolon Holdings Funding Ltd 4.2% 4/15/2029 (c)	2,457,000	2,450,450
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (c)	7,607,000	7,708,029
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (c)	3,139,000	3,265,614
TOTAL INDUSTRIALS		13,424,093
TOTAL IRELAND		30,223,065
ITALY - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
Enel Finance International NV 4.125% 9/30/2028 (c)	2,021,000	2,025,300
Enel Finance International NV 5.125% 6/26/2029 (c)	5,800,000	5,975,344

TOTAL ITALY		8,000,644
JAPAN - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.567% 7/16/2027 (c)	340,000	343,083
NTT Finance Corp 4.62% 7/16/2028 (c)	344,000	349,197
TOTAL COMMUNICATION SERVICES		692,280
Consumer Staples - 0.1%
Tobacco - 0.1%
Japan Tobacco Inc 4.85% 5/15/2028 (c)	3,380,000	3,448,781
Financials - 0.3%
Banks - 0.3%
Mitsubishi UFJ Financial Group Inc 5.258% 4/17/2030 (d)	5,000,000	5,177,456
TOTAL JAPAN		9,318,517
NETHERLANDS - 0.8%
Financials - 0.6%
Banks - 0.6%
ABN AMRO Bank NV 6.339% 9/18/2027 (c)(d)	4,700,000	4,758,768
Cooperatieve Rabobank UA 4.655% 8/22/2028 (c)(d)	4,859,000	4,905,958
ING Groep NV 4.858% 3/25/2029 (d)	5,010,000	5,097,069
TOTAL FINANCIALS		14,761,795
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV / NXP Funding LLC / NXP USA Inc 3.15% 5/1/2027	5,000,000	4,955,998
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	1,669,000	1,680,168
TOTAL INFORMATION TECHNOLOGY		6,636,166
TOTAL NETHERLANDS		21,397,961
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Santander SA 5.365% 7/15/2028 (d)	2,600,000	2,646,128
UNITED KINGDOM - 4.3%
Consumer Staples - 0.7%
Tobacco - 0.7%
BAT Capital Corp 2.259% 3/25/2028	5,200,000	5,030,100
BAT Capital Corp 3.557% 8/15/2027	5,000,000	4,974,397
BAT International Finance PLC 1.668% 3/25/2026	6,714,000	6,703,642
Imperial Brands Finance PLC 4.5% 6/30/2028 (c)	2,331,000	2,355,361
TOTAL CONSUMER STAPLES		19,063,500
Financials - 3.5%
Banks - 3.3%
Barclays PLC 4.219% 5/24/2030 (d)	2,021,000	2,021,441
Barclays PLC 5.086% 2/25/2029 (d)	7,000,000	7,131,447
Barclays PLC 5.674% 3/12/2028 (d)	5,800,000	5,891,729
Barclays PLC 5.829% 5/9/2027 (d)	6,500,000	6,520,936
Barclays PLC 6.496% 9/13/2027 (d)	3,000,000	3,038,324
HSBC Holdings PLC 4.899% 3/3/2029 (d)	5,160,000	5,244,197
HSBC Holdings PLC 5.597% 5/17/2028 (d)	7,000,000	7,128,032
HSBC Holdings PLC 7.39% 11/3/2028 (d)	4,466,000	4,705,688
Lloyds Banking Group PLC 4.241% 2/10/2030 (d)	4,224,000	4,243,550
Lloyds Banking Group PLC 4.818% 6/13/2029 (d)	4,389,000	4,463,283
Lloyds Banking Group PLC 5.871% 3/6/2029 (d)	4,715,000	4,887,193
Lloyds Banking Group PLC 5.985% 8/7/2027 (d)	3,142,000	3,168,660
NatWest Group PLC 4.892% 5/18/2029 (d)	4,786,000	4,872,770
NatWest Group PLC 5.847% 3/2/2027 (d)	5,500,000	5,500,000
NatWest Group PLC U.S. SOFR Index + 1.1%, 4.7652% 5/23/2029 (d)(e)	7,400,000	7,447,582
NatWest Markets PLC 5.416% 5/17/2027 (c)	5,000,000	5,094,026
Standard Chartered PLC 4.299% 1/13/2030 (c)(d)	3,570,000	3,580,225
		84,939,083
Financial Services - 0.2%
Nationwide Building Society 6.557% 10/18/2027 (c)(d)	6,100,000	6,196,676
TOTAL FINANCIALS		91,135,759
Industrials - 0.1%
Aerospace & Defense - 0.1%
BAE Systems PLC 5% 3/26/2027 (c)	2,027,000	2,051,055
TOTAL UNITED KINGDOM		112,250,314
UNITED STATES - 22.2%
Communication Services - 0.3%
Media - 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	4,000,000	3,964,688
Discovery Global Holdings Inc 3.755% 3/15/2027	2,781,000	2,772,351
TOTAL COMMUNICATION SERVICES		6,737,039
Consumer Discretionary - 1.5%
Automobiles - 1.2%
General Motors Financial Co Inc 4.2% 10/27/2028	2,836,000	2,846,832
General Motors Financial Co Inc 5.4% 4/6/2026	5,000,000	5,005,387
General Motors Financial Co Inc 5.4% 5/8/2027	8,000,000	8,125,567
General Motors Financial Co Inc 5.8% 1/7/2029	3,000,000	3,133,067
Hyundai Capital America 4.875% 6/23/2027 (c)	6,170,000	6,243,824
Hyundai Capital America 5.45% 6/24/2026 (c)	4,103,000	4,119,807
		29,474,484
Specialty Retail - 0.3%
AutoNation Inc 4.45% 1/15/2029	6,360,000	6,407,667
O'Reilly Automotive Inc 5.75% 11/20/2026	1,815,000	1,836,336
		8,244,003
TOTAL CONSUMER DISCRETIONARY		37,718,487
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.2%
Mars Inc 4.6% 3/1/2028 (c)	5,121,000	5,195,285
Food Products - 0.2%
Bunge Ltd Finance Corp 4.1% 1/7/2028	3,430,000	3,446,949
Campbell's Company/The 5.3% 3/20/2026	1,345,000	1,345,695
		4,792,644
Tobacco - 0.3%
Philip Morris International Inc 4.125% 4/28/2028	7,400,000	7,452,676
TOTAL CONSUMER STAPLES		17,440,605
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
DCP Midstream Operating LP 5.625% 7/15/2027	7,382,000	7,524,339
Diamondback Energy Inc 5.2% 4/18/2027	6,312,000	6,393,029
MPLX LP 1.75% 3/1/2026	10,071,000	10,069,906
ONEOK Inc 4.25% 9/24/2027	585,000	587,798
Targa Resources Corp 4.35% 1/15/2029	636,000	641,178
TOTAL ENERGY		25,216,250
Financials - 15.2%
Banks - 6.7%
Bank of America Corp 4.623% 5/9/2029 (d)	7,400,000	7,505,029
Bank of America Corp 4.948% 7/22/2028 (d)	4,798,000	4,858,232
Bank of America Corp 4.979% 1/24/2029 (d)	10,000,000	10,178,661
Bank of America Corp 5.933% 9/15/2027 (d)	5,000,000	5,053,725
Citigroup Inc 3.52% 10/27/2028 (d)	4,947,000	4,909,300
Citigroup Inc 4.075% 4/23/2029 (d)	8,264,000	8,276,257
Citigroup Inc 4.786% 3/4/2029 (d)	5,900,000	5,988,683
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (d)	5,500,000	5,776,281
JPMorgan Chase & Co 4.505% 10/22/2028 (d)	6,000,000	6,052,737
JPMorgan Chase & Co 4.851% 7/25/2028 (d)	10,500,000	10,621,654
JPMorgan Chase & Co 4.979% 7/22/2028 (d)	5,000,000	5,066,411
JPMorgan Chase & Co 5.04% 1/23/2028 (d)	6,000,000	6,053,592
JPMorgan Chase & Co 5.571% 4/22/2028 (d)	3,988,000	4,059,508
JPMorgan Chase & Co 6.07% 10/22/2027 (d)	6,100,000	6,183,539
Morgan Stanley Bank NA 4.754% 4/21/2026	4,007,000	4,007,553
Morgan Stanley Bank NA 5.016% 1/12/2029 (d)	3,606,000	3,675,472
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (d)	7,600,000	7,628,276
Morgan Stanley Private Bank NA 4.466% 7/6/2028 (d)	7,430,000	7,478,518
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (d)	7,000,000	7,029,994
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (d)	2,594,000	2,625,105
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (d)	4,674,000	4,844,644
Santander Holdings USA Inc 3.244% 10/5/2026	8,000,000	7,959,693
Santander Holdings USA Inc 6.124% 5/31/2027 (d)	1,921,000	1,928,959
Truist Financial Corp 4.873% 1/26/2029 (d)	4,813,000	4,891,480
US Bancorp 4.653% 2/1/2029 (d)	4,845,000	4,906,785
Wells Fargo & Co 4.808% 7/25/2028 (d)	7,230,000	7,309,374
Wells Fargo & Co 4.9% 1/24/2028 (d)	4,725,000	4,762,269
Wells Fargo & Co 4.97% 4/23/2029 (d)	5,962,000	6,078,352
Wells Fargo & Co 5.707% 4/22/2028 (d)	7,000,000	7,128,159
		172,838,242
Capital Markets - 3.7%
Ares Strategic Income Fund 4.85% 1/15/2029 (c)	5,046,000	4,967,129
Ares Strategic Income Fund 5.45% 9/9/2028 (c)	4,994,000	4,993,729
Athene Global Funding 4.95% 1/7/2027 (c)	5,770,000	5,811,311
Athene Global Funding 5.339% 1/15/2027 (c)	3,816,000	3,855,543
Athene Global Funding 5.516% 3/25/2027 (c)	5,000,000	5,073,609
Bank of New York Mellon 4.729% 4/20/2029 (d)	2,373,000	2,413,482
Blackstone Private Credit Fund 7.3% 11/27/2028	6,500,000	6,797,052
Equitable America Global Funding 4.65% 6/9/2028 (c)	2,864,000	2,896,696
Goldman Sachs Group Inc/The 4.148% 1/21/2029 (d)	8,920,000	8,923,695
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (d)	7,314,000	7,363,862
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (d)	7,400,000	7,469,884
HPS Corporate Lending Fund 4.9% 9/11/2028 (c)	2,301,000	2,270,214
HPS Corporate Lending Fund 5.15% 4/2/2029 (c)	2,468,000	2,448,602
HPS Corporate Lending Fund 5.3% 6/5/2027 (c)	3,108,000	3,118,196
Intercontinental Exchange Inc 3.625% 9/1/2028	6,250,000	6,208,024
LPL Holdings Inc 4.9% 4/3/2028	2,589,000	2,618,960
Morgan Stanley 4.21% 4/20/2028 (d)	6,100,000	6,111,686
Morgan Stanley 4.238% 1/9/2030 (d)	3,820,000	3,833,363
Morgan Stanley 4.994% 4/12/2029 (d)	4,410,000	4,490,369
Sammons Financial Group Global Funding 5.05% 1/10/2028 (c)	5,099,000	5,186,556
		96,851,962
Consumer Finance - 2.0%
Ally Financial Inc 4.75% 6/9/2027	4,814,000	4,851,639
American Express Co 4.731% 4/25/2029 (d)	6,100,000	6,201,030
American Express Co 5.098% 2/16/2028 (d)	5,000,000	5,051,384
American Express Co 5.389% 7/28/2027 (d)	5,000,000	5,026,797
Capital One Financial Corp 5.468% 2/1/2029 (d)	4,767,000	4,887,521
Capital One Financial Corp 7.149% 10/29/2027 (d)	6,000,000	6,119,024
Ford Motor Credit Co LLC 4.97% 4/6/2029	498,000	501,176
Ford Motor Credit Co LLC 5.8% 3/5/2027	6,000,000	6,081,442
Ford Motor Credit Co LLC 5.85% 5/17/2027	3,000,000	3,049,162
Ford Motor Credit Co LLC 6.95% 6/10/2026	9,500,000	9,549,091
Stellantis Financial Services US Corp 4.95% 9/15/2028 (c)	1,646,000	1,659,547
		52,977,813
Financial Services - 0.5%
CNH Industrial Capital LLC 4.5% 10/8/2027	5,508,000	5,547,215
Equitable Holdings Inc 4.35% 4/20/2028	1,604,000	1,612,059
Global Payments Inc 4.5% 11/15/2028	5,772,000	5,785,276
		12,944,550
Insurance - 2.3%
Aon North America Inc 5.125% 3/1/2027	7,000,000	7,071,631
Arthur J Gallagher & Co 4.6% 12/15/2027	3,843,000	3,886,154
Brown & Brown Inc 4.6% 12/23/2026	2,321,000	2,332,354
Brown & Brown Inc 4.7% 6/23/2028	1,293,000	1,305,227
Corebridge Global Funding 4.65% 8/20/2027 (c)	2,048,000	2,067,149
Corebridge Global Funding 4.9% 1/7/2028 (c)	2,835,000	2,883,120
Equitable Financial Life Global Funding 4.6% 4/1/2027 (c)	4,424,000	4,455,805
Jackson National Life Global Funding 4.9% 1/13/2027 (c)	5,492,000	5,532,007
Jackson National Life Global Funding 5.55% 7/2/2027 (c)	7,511,000	7,646,832
Lincoln Financial Global Funding 5.3% 1/13/2030 (c)	4,642,000	4,769,146
MassMutual Global Funding II 4% 1/22/2029 (c)	2,338,000	2,342,688
Metropolitan Tower Global Funding 4% 10/1/2027 (c)	2,058,000	2,064,551
RGA Global Funding 4.35% 8/25/2028 (c)	7,440,000	7,477,719
Western-Southern Global Funding 4.25% 1/29/2029 (c)	5,959,000	5,985,434
		59,819,817
TOTAL FINANCIALS		395,432,384
Health Care - 0.6%
Health Care Providers & Services - 0.6%
Centene Corp 2.45% 7/15/2028	2,610,000	2,459,999
CVS Health Corp 4.3% 3/25/2028	4,900,000	4,928,777
HCA Inc 5% 3/1/2028	3,024,000	3,086,627
Icon Investments Six DAC 5.809% 5/8/2027	5,706,000	5,757,011
TOTAL HEALTH CARE		16,232,414
Industrials - 0.8%
Aerospace & Defense - 0.5%
Boeing Co 5.04% 5/1/2027	5,000,000	5,052,574
Boeing Co 6.259% 5/1/2027	513,000	525,536
L3Harris Technologies Inc 5.4% 1/15/2027	6,250,000	6,332,848
		11,910,958
Machinery - 0.3%
Ingersoll Rand Inc 5.197% 6/15/2027	6,900,000	7,000,874
Professional Services - 0.0%
Leidos Inc 4.1% 3/15/2029 (f)	2,014,000	2,019,157
TOTAL INDUSTRIALS		20,930,989
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC / EMC Corp 4.75% 4/1/2028	7,300,000	7,416,817
Semiconductors & Semiconductor Equipment - 0.1%
Broadcom Inc 5.05% 7/12/2027	2,762,000	2,807,804
Software - 0.3%
Oracle Corp 4.8% 8/3/2028	7,000,000	7,075,544
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	2,790,000	2,806,054
TOTAL INFORMATION TECHNOLOGY		20,106,219
Materials - 0.1%
Construction Materials - 0.1%
Amrize Finance US LLC 4.6% 4/7/2027	2,200,000	2,216,081
Amrize Finance US LLC 4.7% 4/7/2028	1,589,000	1,613,599
TOTAL MATERIALS		3,829,680
Real Estate - 0.2%
Diversified REITs - 0.0%
VICI Properties LP 4.75% 4/1/2028	409,000	413,018
Specialized REITs - 0.2%
American Tower Corp 5.5% 3/15/2028	4,700,000	4,835,054
TOTAL REAL ESTATE		5,248,072
Utilities - 1.0%
Electric Utilities - 0.6%
Jersey Central Power & Light Co 4.15% 1/15/2029 (c)	4,155,000	4,172,298
Monongahela Power Co 3.55% 5/15/2027 (c)	5,000,000	4,976,490
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	3,361,000	3,399,113
Pinnacle West Capital Corp 4.9% 5/15/2028	1,155,000	1,177,422
Vistra Operations Co LLC 5.05% 12/30/2026 (c)	1,584,000	1,601,194
		15,326,517
Multi-Utilities - 0.4%
DTE Energy Co 4.95% 7/1/2027	6,668,000	6,747,423
NiSource Inc 5.25% 3/30/2028	4,800,000	4,921,666
		11,669,089
TOTAL UTILITIES		26,995,606
TOTAL UNITED STATES		575,887,745
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $917,673,626)		928,495,214

U.S. Government Agency - Mortgage Securities - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	355,783	362,588
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	181,350	184,819
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	482,162	491,384
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049 (b)	3,246,422	3,261,848
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	650,357	674,455
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	82	86
Freddie Mac Gold Pool 8.5% 5/1/2027	2	2
Freddie Mac Gold Pool 8.5% 6/1/2027	610	619
Freddie Mac Gold Pool 8.5% 7/1/2028	48	49
Freddie Mac Gold Pool 8.5% 8/1/2026	68	68
Freddie Mac Gold Pool 8.5% 8/1/2027	1,359	1,384
Freddie Mac Gold Pool 8.5% 8/1/2027	136	138
Ginnie Mae I Pool 7% 1/15/2028	475	478
Ginnie Mae I Pool 7% 1/15/2028	142	143
Ginnie Mae I Pool 7% 1/15/2029	1,078	1,096
Ginnie Mae I Pool 7% 1/15/2029	204	208
Ginnie Mae I Pool 7% 1/15/2031	355	366
Ginnie Mae I Pool 7% 1/15/2032	235	241
Ginnie Mae I Pool 7% 10/15/2028	863	880
Ginnie Mae I Pool 7% 10/15/2028	563	573
Ginnie Mae I Pool 7% 10/15/2028	91	92
Ginnie Mae I Pool 7% 11/15/2027	107	109
Ginnie Mae I Pool 7% 11/15/2028	1,251	1,276
Ginnie Mae I Pool 7% 11/15/2028	330	336
Ginnie Mae I Pool 7% 12/15/2028	204	207
Ginnie Mae I Pool 7% 12/15/2028	159	161
Ginnie Mae I Pool 7% 12/15/2029	169	173
Ginnie Mae I Pool 7% 2/15/2028	50	50
Ginnie Mae I Pool 7% 2/15/2031	219	226
Ginnie Mae I Pool 7% 2/15/2032	284	295
Ginnie Mae I Pool 7% 3/15/2031	490	507
Ginnie Mae I Pool 7% 3/15/2031	203	210
Ginnie Mae I Pool 7% 3/15/2031	106	109
Ginnie Mae I Pool 7% 3/15/2032	1,048	1,083
Ginnie Mae I Pool 7% 3/15/2032	559	581
Ginnie Mae I Pool 7% 4/15/2028	2,114	2,134
Ginnie Mae I Pool 7% 4/15/2028	171	172
Ginnie Mae I Pool 7% 4/15/2028	153	155
Ginnie Mae I Pool 7% 4/15/2029	640	651
Ginnie Mae I Pool 7% 4/15/2029	64	65
Ginnie Mae I Pool 7% 4/15/2032	884	915
Ginnie Mae I Pool 7% 4/15/2032	565	585
Ginnie Mae I Pool 7% 5/15/2029	526	535
Ginnie Mae I Pool 7% 5/15/2031	3,148	3,265
Ginnie Mae I Pool 7% 5/15/2032	414	427
Ginnie Mae I Pool 7% 6/15/2028	393	398
Ginnie Mae I Pool 7% 6/15/2028	252	257
Ginnie Mae I Pool 7% 6/15/2032	2,030	2,103
Ginnie Mae I Pool 7% 6/15/2032	908	946
Ginnie Mae I Pool 7% 6/15/2032	750	781
Ginnie Mae I Pool 7% 7/15/2028	2,842	2,881
Ginnie Mae I Pool 7% 7/15/2028	591	601
Ginnie Mae I Pool 7% 7/15/2028	204	207
Ginnie Mae I Pool 7% 7/15/2029	747	765
Ginnie Mae I Pool 7% 7/15/2029	233	239
Ginnie Mae I Pool 7% 7/15/2031	2,051	2,116
Ginnie Mae I Pool 7% 7/15/2031	513	526
Ginnie Mae I Pool 7% 8/15/2028	2,363	2,406
Ginnie Mae I Pool 7% 8/15/2028	847	862
Ginnie Mae I Pool 7% 8/15/2028	167	170
Ginnie Mae I Pool 7% 8/15/2032	14,118	14,576
Ginnie Mae I Pool 7% 8/15/2032	1,017	1,060
Ginnie Mae I Pool 7% 8/15/2032	227	235
Ginnie Mae I Pool 7% 9/15/2028	1,333	1,354
Ginnie Mae I Pool 7% 9/15/2028	249	252
TOTAL UNITED STATES		5,028,479
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,267,864)		5,028,479

U.S. Treasury Obligations - 45.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Notes 3.375% 9/15/2028	3.49 to 3.60	188,901,900	188,835,490
US Treasury Notes 3.5% 12/15/2028	3.53 to 3.60	187,988,000	188,546,089
US Treasury Notes 3.5% 2/15/2029	3.39	74,778,000	75,011,681
US Treasury Notes 3.625% 8/15/2028	3.38 to 3.62	249,400,700	250,823,062
US Treasury Notes 3.875% 3/15/2028	3.54 to 3.88	320,027,900	323,078,167
US Treasury Notes 4% 12/15/2027	4.28	21,608,900	21,829,581
US Treasury Notes 4.625% 9/30/2028	3.71 to 3.89	115,752,000	119,274,297
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,162,024,189)			1,167,398,367

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $49,901,195)	3.70	49,891,216	49,901,195

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $2,614,678,876)	2,630,572,349
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(33,538,119)
NET ASSETS - 100.0%	2,597,034,230

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	1,220	6/2026	255,265,938	360,089

The notional amount of long futures as a percentage of Net Assets is 9.8%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,687,794.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $619,364,337 or 23.8% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	20,884,754	415,155,240	386,138,007	659,648	(792)	-	49,901,195	49,891,216	0.1%
Fidelity Securities Lending Cash Central Fund	-	86,504,340	86,504,340	374	-	-	-	-	0.0%
Total	20,884,754	501,659,580	472,642,347	660,022	(792)	-	49,901,195

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	363,244,981	-	363,244,981	-

Bank Notes
Financials	8,204,648	-	8,204,648	-

Collateralized Mortgage Obligations	19,462,782	-	19,462,782	-

Commercial Mortgage Securities	84,510,354	-	84,510,354	-

Foreign Government and Government Agency Obligations	4,326,329	-	4,326,329	-

Non-Convertible Corporate Bonds
Communication Services	10,340,345	-	10,340,345	-
Consumer Discretionary	65,815,428	-	65,815,428	-
Consumer Staples	45,143,925	-	45,143,925	-
Energy	46,369,781	-	46,369,781	-
Financials	607,943,364	-	607,943,364	-
Health Care	23,930,835	-	23,930,835	-
Industrials	45,500,052	-	45,500,052	-
Information Technology	26,742,385	-	26,742,385	-
Materials	16,464,777	-	16,464,777	-
Real Estate	5,248,072	-	5,248,072	-
Utilities	34,996,250	-	34,996,250	-

U.S. Government Agency - Mortgage Securities	5,028,479	-	5,028,479	-

U.S. Treasury Obligations	1,167,398,367	-	1,167,398,367	-

Money Market Funds	49,901,195	49,901,195	-	-
Total Investments in Securities:	2,630,572,349	49,901,195	2,580,671,154	-
Derivative Instruments:

Assets
Futures Contracts	360,089	360,089	-	-
Total Assets	360,089	360,089	-	-
Total Derivative Instruments:	360,089	360,089	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	360,089	-
Total Interest Rate Risk	360,089	-
Total Value of Derivatives	360,089	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,564,777,681)	$2,580,671,154
Fidelity Central Funds (cost $49,901,195)	49,901,195

Total Investment in Securities (cost $2,614,678,876)		$2,630,572,349
Receivable for investments sold		127,757,147
Receivable for fund shares sold		5,465,596
Interest receivable		27,048,242
Distributions receivable from Fidelity Central Funds		82,118
Receivable for daily variation margin on futures contracts		277,746
Receivable from investment adviser for expense reductions		10,549
Other receivables		5,584
Total assets		2,791,219,331
Liabilities
Payable for investments purchased
Regular delivery	$188,431,445
Delayed delivery	2,012,711
Payable for fund shares redeemed	2,083,633
Distributions payable	954,226
Accrued management fee	428,836
Distribution and service plan fees payable	44,351
Other affiliated payables	224,324
Other payables and accrued expenses	5,575
Total liabilities		194,185,101
Net Assets		$2,597,034,230
Net Assets consist of:
Paid in capital		$2,643,200,783
Total accumulated earnings (loss)		(46,166,553)
Net Assets		$2,597,034,230

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($202,269,317 ÷ 23,667,918 shares)(a)		$8.55
Maximum offering price per share (100/98.50 of $8.55)		$8.68
Class M :
Net Asset Value and redemption price per share ($43,260,248 ÷ 5,061,936 shares)(a)		$8.55
Maximum offering price per share (100/98.50 of $8.55)		$8.68
Class C :
Net Asset Value and offering price per share ($16,313,769 ÷ 1,917,399 shares)(a)		$8.51
Short-Term Bond :
Net Asset Value, offering price and redemption price per share ($1,950,634,531 ÷ 228,350,739 shares)		$8.54
Class I :
Net Asset Value, offering price and redemption price per share ($176,949,097 ÷ 20,704,918 shares)		$8.55
Class Z :
Net Asset Value, offering price and redemption price per share ($207,607,268 ÷ 24,306,423 shares)		$8.54
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Interest		$54,842,289
Income from Fidelity Central Funds (including $374 from security lending)		660,022
Total income		55,502,311
Expenses
Management fee	$2,532,562
Transfer agent fees	1,323,039
Distribution and service plan fees	268,286
Independent trustees' fees and expenses	2,679
Total expenses before reductions	4,126,566
Expense reductions	(51,730)
Total expenses after reductions		4,074,836
Net Investment income (loss)		51,427,475
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	8,100,153
Fidelity Central Funds	(792)
Futures contracts	64,640
Total net realized gain (loss)		8,164,001
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(3,766,590)
Futures contracts	(184,136)
Total change in net unrealized appreciation (depreciation)		(3,950,726)
Net gain (loss)		4,213,275
Net increase (decrease) in net assets resulting from operations		$55,640,750
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$51,427,475	$102,695,639
Net realized gain (loss)	8,164,001	(66,291)
Change in net unrealized appreciation (depreciation)	(3,950,726)	11,419,172
Net increase (decrease) in net assets resulting from operations	55,640,750	114,048,520
Distributions to shareholders	(52,785,337)	(100,077,447)

Share transactions - net increase (decrease)	101,482,519	132,716,628
Total increase (decrease) in net assets	104,337,932	146,687,701

Net Assets
Beginning of period	2,492,696,298	2,346,008,597
End of period	$2,597,034,230	$2,492,696,298

Financial Highlights
Fidelity Advisor® Short-Term Bond Fund Class A

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.54	$8.49	$8.27	$8.27	$8.73	$8.89
Income from Investment Operations
Net investment income (loss) A,B	.166	.349	.307	.199	.061	.082
Net realized and unrealized gain (loss)	.015	.040	.222	(.027)	(.441)	(.065)
Total from investment operations	.181	.389	.529	.172	(.380)	.017
Distributions from net investment income	(.171)	(.339)	(.309)	(.172)	(.054)	(.118)
Distributions from net realized gain	-	-	-	-	(.026)	(.059)
Total distributions	(.171)	(.339)	(.309)	(.172)	(.080)	(.177)
Net asset value, end of period	$8.55	$8.54	$8.49	$8.27	$8.27	$8.73
Total Return C,D,E	2.13%	4.68%	6.52%	2.10%	(4.38)%	.20%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.50% H	.50%	.50%	.59%	.65%	.65%
Expenses net of fee waivers, if any	.50 % H	.50%	.50%	.59%	.65%	.65%
Expenses net of all reductions, if any	.50% H	.50%	.50%	.59%	.65%	.65%
Net investment income (loss)	3.92% H	4.11%	3.67%	2.41%	.72%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$202,269	$199,179	$187,396	$190,153	$225,471	$234,076
Portfolio turnover rate I	99 % H	59%	68%	49%	52%	64% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Short-Term Bond Fund Class M

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.54	$8.49	$8.27	$8.27	$8.73	$8.89
Income from Investment Operations
Net investment income (loss) A,B	.166	.348	.306	.198	.060	.082
Net realized and unrealized gain (loss)	.014	.040	.222	(.027)	(.441)	(.065)
Total from investment operations	.180	.388	.528	.171	(.381)	.017
Distributions from net investment income	(.170)	(.338)	(.308)	(.171)	(.053)	(.118)
Distributions from net realized gain	-	-	-	-	(.026)	(.059)
Total distributions	(.170)	(.338)	(.308)	(.171)	(.079)	(.177)
Net asset value, end of period	$8.55	$8.54	$8.49	$8.27	$8.27	$8.73
Total Return C,D,E	2.13%	4.67%	6.51%	2.09%	(4.39)%	.19%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.51% H	.51%	.51%	.60%	.65%	.65%
Expenses net of fee waivers, if any	.51 % H	.51%	.51%	.60%	.65%	.65%
Expenses net of all reductions, if any	.51% H	.51%	.51%	.60%	.65%	.65%
Net investment income (loss)	3.91% H	4.10%	3.66%	2.40%	.71%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$43,260	$43,091	$48,081	$49,950	$57,269	$66,766
Portfolio turnover rate I	99 % H	59%	68%	49%	52%	64% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Short-Term Bond Fund Class C

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.50	$8.45	$8.24	$8.24	$8.72	$8.88
Income from Investment Operations
Net investment income (loss) A,B	.129	.275	.234	.127	(.012)	.007
Net realized and unrealized gain (loss)	.014	.040	.212	(.027)	(.437)	(.058)
Total from investment operations	.143	.315	.446	.100	(.449)	(.051)
Distributions from net investment income	(.133)	(.265)	(.236)	(.100)	(.005)	(.050)
Distributions from net realized gain	-	-	-	-	(.026)	(.059)
Total distributions	(.133)	(.265)	(.236)	(.100)	(.031)	(.109)
Net asset value, end of period	$8.51	$8.50	$8.45	$8.24	$8.24	$8.72
Total Return C,D,E	1.70%	3.79%	5.50%	1.23%	(5.17)%	(.58)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.37% H	1.36%	1.36%	1.45%	1.51%	1.51%
Expenses net of fee waivers, if any	1.37 % H	1.36%	1.36%	1.45%	1.51%	1.51%
Expenses net of all reductions, if any	1.37% H	1.36%	1.36%	1.45%	1.51%	1.51%
Net investment income (loss)	3.05% H	3.25%	2.81%	1.55%	(.15)%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$16,314	$18,368	$20,715	$28,552	$26,699	$33,072
Portfolio turnover rate I	99 % H	59%	68%	49%	52%	64% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Short-Term Bond Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.53	$8.49	$8.27	$8.27	$8.73	$8.88
Income from Investment Operations
Net investment income (loss) A,B	.174	.365	.323	.215	.078	.100
Net realized and unrealized gain (loss)	.015	.031	.223	(.027)	(.442)	(.055)
Total from investment operations	.189	.396	.546	.188	(.364)	.045
Distributions from net investment income	(.179)	(.356)	(.326)	(.188)	(.070)	(.136)
Distributions from net realized gain	-	-	-	-	(.026)	(.059)
Total distributions	(.179)	(.356)	(.326)	(.188)	(.096)	(.195)
Net asset value, end of period	$8.54	$8.53	$8.49	$8.27	$8.27	$8.73
Total Return C,D	2.23%	4.77%	6.73%	2.31%	(4.19)%	.51%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.30% G	.30%	.30%	.39%	.45%	.45%
Expenses net of fee waivers, if any	.30 % G	.30%	.30%	.39%	.45%	.45%
Expenses net of all reductions, if any	.30% G	.30%	.30%	.39%	.45%	.45%
Net investment income (loss)	4.12% G	4.31%	3.87%	2.61%	.91%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$1,950,635	$1,852,260	$1,703,484	$1,807,373	$2,086,262	$2,568,470
Portfolio turnover rate H	99 % G	59%	68%	49%	52%	64% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Short-Term Bond Fund Class I

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.54	$8.49	$8.27	$8.27	$8.73	$8.89
Income from Investment Operations
Net investment income (loss) A,B	.174	.365	.324	.212	.073	.095
Net realized and unrealized gain (loss)	.015	.041	.222	(.026)	(.441)	(.065)
Total from investment operations	.189	.406	.546	.186	(.368)	.030
Distributions from net investment income	(.179)	(.356)	(.326)	(.186)	(.066)	(.131)
Distributions from net realized gain	-	-	-	-	(.026)	(.059)
Total distributions	(.179)	(.356)	(.326)	(.186)	(.092)	(.190)
Net asset value, end of period	$8.55	$8.54	$8.49	$8.27	$8.27	$8.73
Total Return C,D	2.24%	4.89%	6.73%	2.28%	(4.24)%	.34%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.35% G	.35%	.35%	.44%	.50%	.50%
Expenses net of fee waivers, if any	.30 % G	.30%	.30%	.42%	.50%	.50%
Expenses net of all reductions, if any	.30% G	.30%	.30%	.42%	.50%	.50%
Net investment income (loss)	4.12% G	4.31%	3.87%	2.57%	.86%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$176,949	$182,038	$177,640	$214,549	$252,903	$268,603
Portfolio turnover rate H	99 % G	59%	68%	49%	52%	64% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Short-Term Bond Fund Class Z

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.53	$8.48	$8.27	$8.27	$8.73	$8.88
Income from Investment Operations
Net investment income (loss) A,B	.176	.370	.327	.221	.085	.107
Net realized and unrealized gain (loss)	.015	.040	.213	(.027)	(.441)	(.055)
Total from investment operations	.191	.410	.540	.194	(.356)	.052
Distributions from net investment income	(.181)	(.360)	(.330)	(.194)	(.078)	(.143)
Distributions from net realized gain	-	-	-	-	(.026)	(.059)
Total distributions	(.181)	(.360)	(.330)	(.194)	(.104)	(.202)
Net asset value, end of period	$8.54	$8.53	$8.48	$8.27	$8.27	$8.73
Total Return C,D	2.26%	4.94%	6.66%	2.38%	(4.10)%	.60%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.25% G	.25%	.25%	.34%	.40%	.40%
Expenses net of fee waivers, if any	.25 % G	.25%	.25%	.31%	.36%	.36%
Expenses net of all reductions, if any	.25% G	.25%	.25%	.31%	.36%	.36%
Net investment income (loss)	4.17% G	4.36%	3.92%	2.68%	1.00%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$207,607	$197,761	$208,693	$192,635	$146,029	$155,015
Portfolio turnover rate H	99 % G	59%	68%	49%	52%	64% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Short-Term Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$21,194,668
Gross unrealized depreciation	(2,998,097)
Net unrealized appreciation (depreciation)	$18,196,571
Tax cost	$2,612,735,867

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(30,362,941)
Long-term	(42,407,605)
Total capital loss carryforward	$(72,770,546)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Short-Term Bond Fund	300,535,949

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Short-Term Bond Fund	204,021,707	380,054,285

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, transfer agent fees, distribution and service plan fees and certain other expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.15%	151,015	18,850
Class M	- %	.15%	32,912	91
Class C	.75%	.25%	84,359	18,494
			268,286	37,435

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	26,812
Class M	2,487
Class CA	170
29,469
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Short-Term Bond and Class Z. FIIOC receives an asset-based fee of Short-Term Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	148,111.15
Class M	34,203.16
Class C	13,542.16
Short-Term Bond	941,734.10
Class I	135,126.15
Class Z	50,323.05
	1,323,039
A Annualized

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Short-Term Bond Fund	$5,575

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Short-Term Bond Fund	41	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class I	.30%	47,732

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3,998.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2026	Year ended August 31, 2025
Fidelity Short-Term Bond Fund
Distributions to shareholders
Class A	$4,023,421	$7,638,703
Class M	875,406	1,729,510
Class C	264,331	596,654
Short-Term Bond	39,599,734	73,998,833
Class I	3,756,057	8,128,024
Class Z	4,266,388	7,985,723
Total	$52,785,337	$100,077,447
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2026	Year ended August 31, 2025	Six months ended February 28, 2026	Year ended August 31, 2025
Fidelity Short-Term Bond Fund
Class A
Shares sold	7,980,719	13,779,515	$68,143,806	$116,839,890
Reinvestment of distributions	453,451	860,103	3,870,662	7,304,807
Shares redeemed	(8,098,325)	(13,382,364)	(69,138,484)	(113,479,113)
Net increase (decrease)	335,845	1,257,254	$2,875,984	$10,665,584
Class M
Shares sold	858,716	1,104,627	$7,334,137	$9,384,776
Reinvestment of distributions	98,779	194,904	843,224	1,655,133
Shares redeemed	(943,129)	(1,915,765)	(8,053,634)	(16,262,682)
Net increase (decrease)	14,366	(616,234)	$123,727	$(5,222,773)
Class C
Shares sold	314,685	1,052,305	$2,674,082	$8,892,418
Reinvestment of distributions	30,321	67,454	257,767	570,375
Shares redeemed	(588,829)	(1,409,538)	(5,005,384)	(11,903,758)
Net increase (decrease)	(243,823)	(289,779)	$(2,073,535)	$(2,440,965)
Short-Term Bond
Shares sold	34,571,841	60,355,578	$294,994,121	$511,610,818
Reinvestment of distributions	4,101,568	7,735,608	34,998,865	65,665,051
Shares redeemed	(27,396,204)	(51,772,970)	(233,774,072)	(438,982,685)
Net increase (decrease)	11,277,205	16,318,216	$96,218,914	$138,293,184
Class I
Shares sold	3,864,474	14,801,987	$32,988,854	$125,553,768
Reinvestment of distributions	422,474	925,202	3,606,460	7,857,847
Shares redeemed	(4,905,909)	(15,328,607)	(41,877,524)	(130,024,063)
Net increase (decrease)	(618,961)	398,582	$(5,282,210)	$3,387,552
Class Z
Shares sold	2,965,716	6,925,693	$25,302,164	$58,787,248
Reinvestment of distributions	353,499	678,635	3,015,832	5,760,647
Shares redeemed	(2,191,919)	(9,022,604)	(18,698,357)	(76,513,849)
Net increase (decrease)	1,127,296	(1,418,276)	$9,619,639	$(11,965,954)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Short-Term Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of a representative class (the retail class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Other Contractual Arrangements. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board. The Board considered that FMR has contractually agreed to reimburse Class I of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.30% through December 31, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.538290.128
STP-SANN-0426
Fidelity® Series Short-Term Credit Fund

Semi-Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Short-Term Credit Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 12.8%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.7%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 4.8276% 1/20/2037 (b)(c)(e)	928,000	929,197
Neuberger Berman Ln Advisers Nbla CLO Ltd / Neuberger Berman Ln Series 2026-50A Class AR2, CME Term SOFR 3 month Index + 1.04%, 4.6989% 7/23/2036 (b)(c)(e)	1,230,000	1,230,167
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 4.8576% 1/20/2037 (b)(c)(e)	698,000	698,581
TOTAL BAILIWICK OF JERSEY		2,857,945
CANADA - 0.1%
Chesapeake Funding II LLC Series 2023-1A Class A1, 5.65% 5/15/2035 (b)	259,967	261,154
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	57,100	57,699
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	127,625	129,228
TOTAL CANADA		448,081
GRAND CAYMAN (UK OVERSEAS TER) - 3.4%
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 4.8076% 1/20/2036 (b)(c)(e)	800,000	800,804
Benefit Street Partners Clo Xxv Ltd Series 2025-25A Class A1R, CME Term SOFR 3 month Index + 1%, 4.6722% 1/15/2035 (b)(c)(e)	673,000	673,130
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.7376% 7/18/2034 (b)(c)(e)	1,130,000	1,131,043
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 4.7722% 7/15/2035 (b)(c)(e)	1,054,000	1,053,158
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7522% 7/15/2036 (b)(c)(e)	1,737,000	1,740,195
Invesco CLO 2021-3 Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7492% 10/22/2034 (b)(c)(e)	850,000	851,083
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7522% 7/15/2034 (b)(c)(e)	1,047,000	1,047,758
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 4.9222% 7/15/2036 (b)(c)(e)	1,168,000	1,168,708
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 4.9976% 7/20/2038 (b)(c)(e)	956,000	957,922
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6122% 7/15/2033 (b)(c)(e)	1,212,699	1,213,440
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.6722% 1/15/2033 (b)(c)(e)	171,287	171,287
RR Ltd Series 2025-16A Class A1R, CME Term SOFR 3 month Index + 1.05%, 4.7222% 7/15/2036 (b)(c)(e)	667,000	667,063
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9176% 4/20/2035 (b)(c)(e)	892,000	893,614
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8676% 7/20/2032 (b)(c)(e)	1,038,792	1,039,609
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		13,408,814
UNITED STATES - 8.6%
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	84,874	84,984
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (b)	747,906	748,761
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (b)	635,000	638,630
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	150,878	151,854
Amur Equip Fin Receivables Xv LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (b)	603,993	610,547
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (b)	114,000	116,210
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (b)	87,751	88,048
ARI Fleet Lease Trust Series 2026-A Class A2, 3.96% 11/15/2034 (b)	625,000	626,535
AutoNation Finance Trust Series 2026-1A Class A3, 4.03% 8/12/2030 (b)	220,000	221,229
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (b)	175,000	178,079
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class A, 4.17% 2/20/2030 (b)	560,000	562,486
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	62,918	63,479
Capital One Prime Auto Receivables Trust Series 2024-1 Class A3, 4.62% 7/16/2029	870,000	877,849
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029	716,000	723,902
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A3, 4.55% 8/12/2030	675,000	681,660
Chase Auto Owner Trust Series 2024-3A Class A3, 5.22% 7/25/2029 (b)	804,127	812,692
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/2028 (b)	347,336	349,084
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	190,308	191,288
CWABS Inc Asset-Backed Certificates Series 2004-2 Class 3A4, CME Term SOFR 1 month Index + 0.6145%, 4.2882% 7/25/2034 (c)(e)	74,756	74,055
Dell Equipment Finance Trust Series 2023-2 Class A3, 5.65% 1/22/2029 (b)	47,435	47,491
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (b)	186,935	187,715
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (b)	249,234	250,878
Dell Equipment Finance Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	229,000	230,490
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	75,753	76,538
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	73,000	74,514
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (b)	507	506
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	153,522	155,310
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	595,316	599,695
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	776,000	786,175
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	275,000	278,045
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (b)	670,000	681,762
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	155,000	157,302
Exeter Automobile Receivables Trust Series 2025-4A Class A3, 4.39% 9/17/2029	835,000	839,526
Flatiron Clo 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 4.9076% 4/17/2036 (b)(c)(e)	1,178,000	1,179,970
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.5822% 10/15/2034 (b)(c)(e)	890,000	889,555
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	485,000	490,034
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	730,000	743,185
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	365,000	370,458
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	270,000	274,264
Greensky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (b)	57,420	57,655
Juniper Valley Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7476% 7/20/2036 (b)(c)(e)	1,250,000	1,250,835
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	199,000	201,933
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (b)	41,481	41,543
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	152,835	153,693
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (b)	410,000	413,436
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	440,000	444,739
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	967	967
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (b)	620,000	623,632
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (b)	270,000	270,734
Optn Series 2026-A Class A, 4.32% 1/9/2034 (b)	100,000	100,320
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (b)	250,000	250,604
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (b)	309,020	311,035
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (b)	188,234	189,569
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)	54,983	55,114
Rcktl Series 2025-2A Class A, 4.48% 11/27/2034 (b)	112,573	112,686
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (b)	270,663	271,902
RKTL Series 2026-1A Class A, 4.07% 2/26/2035 (b)	500,000	500,569
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	240,581	241,194
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3, 5.47% 10/20/2028 (b)	608,983	612,537
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3, 4.95% 5/21/2029 (b)	283,244	284,778
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	109,252	110,487
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)	195,071	195,620
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A3, 4.11% 4/20/2029 (b)	882,000	888,294
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.6482% 9/25/2034 (c)(e)	107,838	116,024
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (b)	484,070	488,341
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (b)	25,205	25,249
Usaa Auto Owner Trust 2023-A Series 2023-A Class A3, 5.58% 5/15/2028 (b)	192,984	194,068
USB Auto Owner Trust 2025-1 Series 2025-1A Class A3, 4.49% 6/17/2030 (b)	330,000	333,331
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	1,416,000	1,421,377
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	1,170,000	1,188,146
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	94,000	94,479
Wells Fargo Card Issuance Trust Series 2024-A2 Class A, 4.29% 10/15/2029	2,000,000	2,019,918
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	433,074	437,826
Wheels Fleet Lease Funding LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	663,959	671,370
Wheels Fleet Lease Funding LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	234,239	236,663
Wheels Fleet Lease Funding LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (b)	1,110,000	1,121,049
World Omni Auto Receivables Trust Series 2024-B Class A3, 5.27% 9/17/2029	509,060	514,212
World Omni Auto Trust Series 2024-C Class A3, 4.43% 12/17/2029	717,000	721,912
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	180,000	180,948
TOTAL UNITED STATES		33,463,574
TOTAL ASSET-BACKED SECURITIES (Cost $49,881,721)		50,178,414

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Banks - 0.2%
Morgan Stanley Bank NA 4.968% 7/14/2028 (c) (Cost $999,999)	1,000,000	1,012,808

Collateralized Mortgage Obligations - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class AFCF, 4.631% 2/25/2071 (b)(c)	500,000	500,001
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	97,115	96,225
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	49,222	49,101
Fannie Mae Guaranteed REMIC Series 2001-40 Class Z, 6% 8/25/2031	13,398	13,711
Fannie Mae Guaranteed REMIC Series 2015-27 Class KF, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.0817% 5/25/2045 (c)(e)	213,028	211,971
Fannie Mae Guaranteed REMIC Series 2016-42 Class FL, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.1317% 7/25/2046 (c)(e)	210,574	210,505
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	145,830	146,995
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(c)	139,119	136,983
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (b)(c)	75,532	73,213
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(c)	436,519	427,633
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 4.9277% 7/20/2034 (c)(e)	793	745
TOTAL UNITED STATES		1,867,083
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,852,793)		1,867,083

Commercial Mortgage Securities - 3.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.9%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.4026% 6/15/2040 (b)(c)(e)	990,000	994,967
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	1,096,503	1,060,896
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 4.7745% 9/15/2026 (b)(c)(e)	3,055,000	3,036,135
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.0018% 3/15/2041 (b)(c)(e)	313,536	313,536
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.0316% 6/15/2041 (b)(c)(e)	279,000	279,087
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.103% 4/15/2040 (b)(c)(e)	648,249	649,059
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.301% 5/15/2041 (b)(c)	435,975	436,247
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9525% 12/15/2039 (b)(c)(e)	99,584	99,615
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 3/15/2043 (b)(c)(e)	412,000	412,259
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.8035% 3/15/2030 (b)(c)(e)	927,215	926,056
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.1017% 2/15/2039 (b)(c)(e)	414,776	414,776
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.8097% 2/15/2035 (b)(c)(e)	695,000	694,061
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	3,142,232	2,569,666
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9597% 10/15/2042 (b)(c)(e)	570,000	570,713
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 2/15/2043 (b)(c)(e)	467,000	467,146
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.2745% 9/15/2029 (b)(c)(e)	866,322	849,248
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 3/15/2043 (b)(c)(e)	572,000	572,000
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.9026% 12/15/2039 (b)(c)(e)	519,000	519,649
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.451% 10/15/2041 (b)(c)(e)	492,000	491,359
TOTAL UNITED STATES		15,356,475
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $16,002,364)		15,356,475

Non-Convertible Corporate Bonds - 69.2%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Glencore Funding LLC 4.907% 4/1/2028 (b)	307,000	312,612
Glencore Funding LLC 5.338% 4/4/2027 (b)	1,250,000	1,268,053
Glencore Funding LLC 5.4% 5/8/2028 (b)	900,000	925,207

TOTAL AUSTRALIA		2,505,872
CANADA - 2.7%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
Rogers Communications Inc 3.2% 3/15/2027	2,000,000	1,985,356
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc 4.148% 9/29/2028 (b)	877,000	881,934
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Canadian Natural Resources Ltd 3.85% 6/1/2027	500,000	499,934
Enbridge Inc 3.7% 7/15/2027	1,000,000	997,844
Enbridge Inc 4.2% 11/20/2028	577,000	580,545
Enbridge Inc 4.6% 6/20/2028	165,000	167,217
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	1,429,000	1,444,435
TransCanada PipeLines Ltd 4.25% 5/15/2028	1,140,000	1,146,613
TOTAL ENERGY		4,836,588
Financials - 0.1%
Banks - 0.1%
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (c)	450,000	458,126
Materials - 0.2%
Chemicals - 0.2%
Nutrien Ltd 4.9% 3/27/2028	620,000	631,235
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Emera US Finance LP 3.55% 6/15/2026	1,610,000	1,606,738
TOTAL CANADA		10,399,977
FRANCE - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Orange SA 4% 1/13/2029 (b)	461,000	462,434
Financials - 1.0%
Banks - 1.0%
BNP Paribas SA 4.792% 5/9/2029 (b)(c)	1,400,000	1,417,764
Societe Generale SA 5.249% 5/22/2029 (b)(c)	1,360,000	1,389,621
Societe Generale SA 6.446% 1/10/2029 (b)(c)	974,000	1,013,210
TOTAL FINANCIALS		3,820,595
TOTAL FRANCE		4,283,029
GERMANY - 2.0%
Consumer Discretionary - 1.0%
Automobiles - 1.0%
Mercedes-Benz Finance North America LLC 4.75% 8/1/2027 (b)	1,250,000	1,265,504
Volkswagen Group of America Finance LLC 4.95% 8/15/2029 (b)	2,000,000	2,037,702
Volkswagen Group of America Finance LLC 6% 11/16/2026 (b)	550,000	557,285
TOTAL CONSUMER DISCRETIONARY		3,860,491
Financials - 0.9%
Capital Markets - 0.9%
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (c)	1,500,000	1,522,223
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)	1,790,000	1,872,092
TOTAL FINANCIALS		3,394,315
Industrials - 0.1%
Machinery - 0.1%
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	399,000	405,873
TOTAL GERMANY		7,660,679
IRELAND - 1.5%
Financials - 1.0%
Consumer Finance - 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.125% 2/28/2029	1,696,000	1,696,887
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	2,006,000	2,056,482
TOTAL FINANCIALS		3,753,369
Industrials - 0.5%
Transportation Infrastructure - 0.5%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (b)	439,000	427,436
Avolon Holdings Funding Ltd 4.2% 4/15/2029 (b)	373,000	372,006
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (b)	811,000	821,771
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (b)	489,000	508,724
TOTAL INDUSTRIALS		2,129,937
TOTAL IRELAND		5,883,306
ITALY - 0.6%
Utilities - 0.6%
Electric Utilities - 0.6%
Enel Finance International NV 4.625% 6/15/2027 (b)	900,000	907,142
Enel Finance International NV 5.125% 6/26/2029 (b)	1,230,000	1,267,185

TOTAL ITALY		2,174,327
JAPAN - 1.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 4.567% 7/16/2027 (b)	200,000	201,814
NTT Finance Corp 4.62% 7/16/2028 (b)	200,000	203,022
TOTAL COMMUNICATION SERVICES		404,836
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Honda Motor Co Ltd 4.436% 7/8/2028	1,250,000	1,264,430
Consumer Staples - 0.2%
Tobacco - 0.2%
Japan Tobacco Inc 4.85% 5/15/2028 (b)	627,000	639,759
Financials - 1.1%
Banks - 1.1%
Mitsubishi UFJ Financial Group Inc 5.354% 9/13/2028 (c)	900,000	919,147
Mitsubishi UFJ Financial Group Inc 5.422% 2/22/2029 (c)	1,000,000	1,027,598
Mizuho Financial Group Inc 5.414% 9/13/2028 (c)	2,400,000	2,455,651
TOTAL FINANCIALS		4,402,396
TOTAL JAPAN		6,711,421
NETHERLANDS - 0.9%
Financials - 0.8%
Banks - 0.8%
Cooperatieve Rabobank UA 5.564% 2/28/2029 (b)(c)	1,500,000	1,544,601
ING Groep NV 4.55% 10/2/2028	1,500,000	1,520,575
TOTAL FINANCIALS		3,065,176
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	293,000	294,961
TOTAL NETHERLANDS		3,360,137
SPAIN - 0.6%
Financials - 0.6%
Banks - 0.6%
Banco Santander SA 5.365% 7/15/2028 (c)	2,400,000	2,442,579
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 3.869% 1/12/2029 (b)(c)	1,063,000	1,059,598
UNITED KINGDOM - 6.0%
Consumer Staples - 1.4%
Tobacco - 1.4%
BAT Capital Corp 2.259% 3/25/2028	2,000,000	1,934,654
BAT International Finance PLC 4.448% 3/16/2028	2,000,000	2,018,912
Imperial Brands Finance PLC 4.5% 6/30/2028 (b)	426,000	430,452
Imperial Brands Finance PLC 6.125% 7/27/2027 (b)	1,098,000	1,128,052
TOTAL CONSUMER STAPLES		5,512,070
Financials - 4.6%
Banks - 4.6%
Barclays PLC 5.086% 2/25/2029 (c)	1,400,000	1,426,289
Barclays PLC 5.674% 3/12/2028 (c)	1,250,000	1,269,769
Barclays PLC 6.496% 9/13/2027 (c)	2,370,000	2,400,277
HSBC Holdings PLC 4.899% 3/3/2029 (c)	995,000	1,011,236
HSBC Holdings PLC 5.597% 5/17/2028 (c)	1,500,000	1,527,435
HSBC Holdings PLC 5.887% 8/14/2027 (c)	2,390,000	2,410,322
HSBC Holdings PLC 6.161% 3/9/2029 (c)	1,500,000	1,559,633
Lloyds Banking Group PLC 3.574% 11/7/2028 (c)	460,000	456,950
Lloyds Banking Group PLC 5.087% 11/26/2028 (c)	282,000	287,209
Lloyds Banking Group PLC 5.871% 3/6/2029 (c)	2,570,000	2,663,858
NatWest Group PLC 5.516% 9/30/2028 (c)	1,820,000	1,863,483
NatWest Group PLC U.S. SOFR Index + 1.1%, 4.7652% 5/23/2029 (c)(e)	1,101,000	1,108,078
TOTAL FINANCIALS		17,984,539
TOTAL UNITED KINGDOM		23,496,609
UNITED STATES - 51.3%
Communication Services - 2.3%
Diversified Telecommunication Services - 1.4%
AT&T Inc 1.65% 2/1/2028	1,925,000	1,845,989
AT&T Inc 2.3% 6/1/2027	1,000,000	980,940
Comcast Corp 4.15% 10/15/2028	1,260,000	1,269,015
Verizon Communications Inc 4.329% 9/21/2028	1,250,000	1,263,308
		5,359,252
Media - 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	2,000,000	1,982,344
Wireless Telecommunication Services - 0.4%
T-Mobile USA Inc 3.75% 4/15/2027	1,540,000	1,537,563
TOTAL COMMUNICATION SERVICES		8,879,159
Consumer Discretionary - 3.6%
Automobiles - 2.3%
American Honda Finance Corp 4.9% 7/9/2027	1,000,000	1,013,552
General Motors Financial Co Inc 4.2% 10/27/2028	476,000	477,817
General Motors Financial Co Inc 5.25% 3/1/2026	3,100,000	3,100,744
General Motors Financial Co Inc 5.4% 5/8/2027	1,500,000	1,523,544
General Motors Financial Co Inc 5.8% 1/7/2029	930,000	971,251
Hyundai Capital America 4.875% 6/23/2027 (b)	1,130,000	1,143,521
Hyundai Capital America 5.45% 6/24/2026 (b)	873,000	876,576
		9,107,005
Hotels, Restaurants & Leisure - 0.3%
Starbucks Corp 2% 3/12/2027	1,000,000	982,321
Household Durables - 0.3%
Toll Brothers Finance Corp 4.875% 3/15/2027	1,000,000	1,005,732
Leisure Products - 0.1%
Mattel Inc 3.75% 4/1/2029 (b)	840,000	823,626
Specialty Retail - 0.6%
AutoNation Inc 4.45% 1/15/2029	1,060,000	1,067,944
Lowe's Cos Inc 3.95% 10/15/2027	1,260,000	1,263,784
		2,331,728
TOTAL CONSUMER DISCRETIONARY		14,250,412
Consumer Staples - 1.2%
Beverages - 0.2%
Constellation Brands Inc 3.5% 5/9/2027	1,000,000	995,107
Consumer Staples Distribution & Retail - 0.3%
Mars Inc 4.6% 3/1/2028 (b)	987,000	1,001,317
Food Products - 0.4%
Bunge Ltd Finance Corp 4.1% 1/7/2028	698,000	701,449
Campbell's Company/The 5.3% 3/20/2026	292,000	292,151
Mondelez International Inc 4.25% 5/6/2028	630,000	634,769
		1,628,369
Tobacco - 0.3%
Philip Morris International Inc 5.25% 9/7/2028	1,220,000	1,261,664
TOTAL CONSUMER STAPLES		4,886,457
Energy - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
Columbia Pipelines Holding Co LLC 6.042% 8/15/2028 (b)	880,000	919,870
DCP Midstream Operating LP 5.625% 7/15/2027	1,555,000	1,584,983
Diamondback Energy Inc 5.2% 4/18/2027	1,364,000	1,381,510
Energy Transfer LP 5.5% 6/1/2027	1,000,000	1,015,120
Energy Transfer LP 6% 2/1/2029 (b)	900,000	909,303
EQT Corp 3.9% 10/1/2027	930,000	928,250
EQT Corp 5.7% 4/1/2028	890,000	920,196
Marathon Petroleum Corp 3.8% 4/1/2028	930,000	927,480
MPLX LP 1.75% 3/1/2026	5,000,000	4,999,457
ONEOK Inc 4.25% 9/24/2027	1,272,000	1,278,084
ONEOK Inc 5.625% 1/15/2028 (b)	890,000	908,864
Phillips 66 3.9% 3/15/2028	630,000	629,285
Targa Resources Corp 4.35% 1/15/2029	106,000	106,863
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5% 1/15/2028	910,000	910,511
Western Gas Partners LP 4.65% 7/1/2026	910,000	910,244
Williams Cos Inc/The 5.3% 8/15/2028	890,000	918,888
TOTAL ENERGY		19,248,908
Financials - 26.2%
Banks - 12.2%
Bank of America Corp 4.623% 5/9/2029 (c)	1,360,000	1,379,303
Bank of America Corp 4.948% 7/22/2028 (c)	5,000,000	5,062,768
Bank of America Corp 5.202% 4/25/2029 (c)	7,000,000	7,171,824
Citigroup Inc 3.52% 10/27/2028 (c)	2,107,000	2,090,944
Citigroup Inc 3.668% 7/24/2028 (c)	1,400,000	1,393,368
Citigroup Inc 3.887% 1/10/2028 (c)	2,000,000	1,997,224
Citigroup Inc 4.075% 4/23/2029 (c)	1,700,000	1,702,521
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	1,100,000	1,155,256
JPMorgan Chase & Co 2.182% 6/1/2028 (c)	1,000,000	978,227
JPMorgan Chase & Co 4.323% 4/26/2028 (c)	1,500,000	1,505,113
JPMorgan Chase & Co 4.851% 7/25/2028 (c)	5,000,000	5,057,931
JPMorgan Chase & Co 4.979% 7/22/2028 (c)	1,000,000	1,013,282
JPMorgan Chase & Co 4.995% 7/22/2030 (c)	1,000,000	1,030,129
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (c)	2,000,000	2,050,589
Santander Holdings USA Inc 6.124% 5/31/2027 (c)	410,000	411,699
Santander Holdings USA Inc 6.499% 3/9/2029 (c)	989,000	1,029,563
Truist Financial Corp 4.873% 1/26/2029 (c)	1,120,000	1,138,262
US Bancorp 4.653% 2/1/2029 (c)	2,100,000	2,126,780
US Bancorp 5.775% 6/12/2029 (c)	500,000	519,998
Wells Fargo & Co 2.393% 6/2/2028 (c)	1,780,000	1,744,956
Wells Fargo & Co 3.526% 3/24/2028 (c)	1,400,000	1,392,764
Wells Fargo & Co 3.584% 5/22/2028 (c)	1,000,000	994,713
Wells Fargo & Co 4.808% 7/25/2028 (c)	2,000,000	2,021,958
Wells Fargo & Co 4.97% 4/23/2029 (c)	910,000	927,759
Wells Fargo & Co 5.707% 4/22/2028 (c)	1,500,000	1,527,463
		47,424,394
Capital Markets - 7.5%
Ares Strategic Income Fund 4.85% 1/15/2029 (b)	864,000	850,495
Ares Strategic Income Fund 5.45% 9/9/2028 (b)	872,000	871,953
Athene Global Funding 4.95% 1/7/2027 (b)	1,134,000	1,142,119
Athene Global Funding 5.516% 3/25/2027 (b)	3,000,000	3,044,166
Blackstone Private Credit Fund 7.3% 11/27/2028	1,300,000	1,359,410
Equitable America Global Funding 4.65% 6/9/2028 (b)	522,000	527,959
GA Global Funding Trust 4.4% 9/23/2027 (b)	1,610,000	1,615,184
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (c)	2,138,000	2,108,738
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (c)	1,400,000	1,393,583
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (c)	1,130,000	1,133,342
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (c)	1,000,000	1,006,817
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (c)	910,000	918,594
HPS Corporate Lending Fund 4.9% 9/11/2028 (b)	395,000	389,715
HPS Corporate Lending Fund 5.15% 4/2/2029 (b)	392,000	388,919
HPS Corporate Lending Fund 5.3% 6/5/2027 (b)	1,068,000	1,071,504
Intercontinental Exchange Inc 3.625% 9/1/2028	1,500,000	1,489,926
LPL Holdings Inc 4.9% 4/3/2028	485,000	490,612
Morgan Stanley 3.591% 7/22/2028 (c)	1,000,000	993,826
Morgan Stanley 3.772% 1/24/2029 (c)	2,111,000	2,102,676
Morgan Stanley 4.133% 10/18/2029 (c)	1,060,000	1,061,643
Morgan Stanley 5.123% 2/1/2029 (c)	1,507,000	1,538,243
Morgan Stanley 5.164% 4/20/2029 (c)	1,630,000	1,667,002
Morgan Stanley 6.296% 10/18/2028 (c)	880,000	911,606
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	1,000,000	1,017,171
		29,095,203
Consumer Finance - 3.1%
Ally Financial Inc 4.75% 6/9/2027	920,000	927,193
American Express Co 4.731% 4/25/2029 (c)	1,100,000	1,118,218
Capital One Financial Corp 7.149% 10/29/2027 (c)	2,000,000	2,039,675
Ford Motor Credit Co LLC 5.8% 3/5/2027	1,500,000	1,520,361
Ford Motor Credit Co LLC 6.95% 6/10/2026	5,000,000	5,025,837
Stellantis Financial Services US Corp 4.95% 9/15/2028 (b)	400,000	403,292
Toyota Motor Credit Corp 3.65% 1/8/2029	1,270,000	1,268,433
		12,303,009
Financial Services - 1.6%
Aon Corp / Aon Global Holdings PLC 2.85% 5/28/2027	2,000,000	1,971,996
CNH Industrial Capital LLC 4.55% 4/10/2028	1,450,000	1,464,207
Fiserv Inc 5.45% 3/2/2028	900,000	920,608
Global Payments Inc 4.5% 11/15/2028	963,000	965,215
Sammons Financial Group Inc 4.45% 5/12/2027 (b)	910,000	911,231
		6,233,257
Insurance - 1.8%
Arthur J Gallagher & Co 4.6% 12/15/2027	762,000	770,557
Brown & Brown Inc 4.6% 12/23/2026	423,000	425,069
Brown & Brown Inc 4.7% 6/23/2028	236,000	238,232
Corebridge Global Funding 4.65% 8/20/2027 (b)	424,000	427,965
Equitable Financial Life Global Funding 4.6% 4/1/2027 (b)	831,000	836,974
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	832,000	847,046
Lincoln Financial Global Funding 5.3% 1/13/2030 (b)	701,000	720,201
MassMutual Global Funding II 4% 1/22/2029 (b)	364,000	364,729
Metropolitan Tower Global Funding 4% 10/1/2027 (b)	416,000	417,324
RGA Global Funding 4.35% 8/25/2028 (b)	1,300,000	1,306,591
Western-Southern Global Funding 4.25% 1/29/2029 (b)	800,000	803,549
		7,158,237
TOTAL FINANCIALS		102,214,100
Health Care - 1.9%
Biotechnology - 0.2%
Amgen Inc 5.15% 3/2/2028	900,000	921,673
Health Care Providers & Services - 1.4%
Centene Corp 2.45% 7/15/2028	570,000	537,241
Cigna Group/The 4.375% 10/15/2028	630,000	636,535
CVS Health Corp 4.3% 3/25/2028	1,610,000	1,619,456
HCA Inc 3.125% 3/15/2027	1,000,000	991,688
HCA Inc 5% 3/1/2028	590,000	602,219
Icon Investments Six DAC 5.809% 5/8/2027	1,224,000	1,234,942
		5,622,081
Pharmaceuticals - 0.3%
Haleon US Capital LLC 3.375% 3/24/2027	1,000,000	995,161
TOTAL HEALTH CARE		7,538,915
Industrials - 1.5%
Aerospace & Defense - 0.5%
Boeing Co 5.04% 5/1/2027	1,000,000	1,010,515
Boeing Co 6.259% 5/1/2027	1,010,000	1,034,682
		2,045,197
Machinery - 0.4%
Ingersoll Rand Inc 5.197% 6/15/2027	1,500,000	1,521,929
Professional Services - 0.1%
Leidos Inc 4.1% 3/15/2029 (d)	305,000	305,781
Trading Companies & Distributors - 0.5%
Air Lease Corp 3.625% 4/1/2027	1,919,000	1,905,947
TOTAL INDUSTRIALS		5,778,854
Information Technology - 2.5%
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp 3.9% 11/15/2028	630,000	632,713
Dell International LLC / EMC Corp 4.75% 4/1/2028	2,120,000	2,153,925
Dell International LLC / EMC Corp 5% 4/1/2030	493,000	507,031
		3,293,669
IT Services - 0.5%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	940,000	930,158
CDW LLC / CDW Finance Corp 4.25% 4/1/2028	1,000,000	995,758
		1,925,916
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc 5.05% 7/12/2027	592,000	601,817
Microchip Technology Inc 4.9% 3/15/2028	1,139,000	1,157,847
		1,759,664
Software - 0.6%
Oracle Corp 2.8% 4/1/2027	1,000,000	985,283
Oracle Corp 4.8% 8/3/2028	1,300,000	1,314,030
		2,299,313
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	566,000	569,256
TOTAL INFORMATION TECHNOLOGY		9,847,818
Materials - 0.3%
Chemicals - 0.1%
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 3.7% 6/1/2028 (b)	630,000	624,848
Construction Materials - 0.2%
Amrize Finance US LLC 4.6% 4/7/2027	413,000	416,019
Amrize Finance US LLC 4.7% 4/7/2028	297,000	301,598
		717,617
TOTAL MATERIALS		1,342,465
Real Estate - 2.2%
Diversified REITs - 0.5%
VICI Properties LP 4.75% 2/15/2028	910,000	919,046
VICI Properties LP 4.75% 4/1/2028	987,000	996,697
		1,915,743
Real Estate Management & Development - 0.3%
Essex Portfolio LP 1.7% 3/1/2028	670,000	641,889
Extra Space Storage LP 5.7% 4/1/2028	610,000	630,025
		1,271,914
Specialized REITs - 1.4%
American Tower Corp 3.125% 1/15/2027	1,400,000	1,389,060
American Tower Corp 3.65% 3/15/2027	1,163,000	1,159,009
American Tower Corp 5.25% 7/15/2028	890,000	915,682
Crown Castle Inc 4% 3/1/2027	2,000,000	2,000,014
		5,463,765
TOTAL REAL ESTATE		8,651,422
Utilities - 4.6%
Electric Utilities - 2.7%
Cleco Corporate Holdings LLC 3.743% 5/1/2026	1,380,000	1,377,864
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (b)	950,000	935,931
Duke Energy Corp 4.3% 3/15/2028	630,000	635,026
Duke Energy Corp 5% 12/8/2027	900,000	917,181
Eversource Energy 2.9% 3/1/2027	1,000,000	989,179
Exelon Corp 5.15% 3/15/2028	620,000	634,319
Exelon Corp 5.15% 3/15/2029	286,000	295,632
FirstEnergy Pennsylvania Electric Co 5.15% 3/30/2026 (b)	550,000	550,302
FirstEnergy Pennsylvania Electric Co 5.2% 4/1/2028 (b)	900,000	920,400
Jersey Central Power & Light Co 4.15% 1/15/2029 (b)	717,000	719,985
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	601,000	607,815
Pinnacle West Capital Corp 4.9% 5/15/2028	212,000	216,116
Southern Co/The 4.85% 6/15/2028	1,240,000	1,264,820
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	323,000	326,506
		10,391,076
Gas Utilities - 0.2%
CenterPoint Energy Resources Corp 5.25% 3/1/2028	900,000	924,205
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp/The 5.45% 6/1/2028	1,530,000	1,565,341
Multi-Utilities - 1.3%
Dominion Energy Inc 3.6% 3/15/2027	1,000,000	997,278
DTE Energy Co 4.875% 6/1/2028	770,000	784,829
DTE Energy Co 4.95% 7/1/2027	394,000	398,693
NiSource Inc 5.25% 3/30/2028	900,000	922,812
Public Service Enterprise Group Inc 5.85% 11/15/2027	890,000	917,958
WEC Energy Group Inc 5.15% 10/1/2027	1,000,000	1,017,343
		5,038,913
TOTAL UTILITIES		17,919,535
TOTAL UNITED STATES		200,558,045
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $266,709,409)		270,535,579

U.S. Government Agency - Mortgage Securities - 0.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.9%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	235,701	240,210
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	120,142	122,440
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	319,425	325,535
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	2,146,860	2,157,062
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	548,177	568,489
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	74	77
Freddie Mac Gold Pool 8.5% 5/1/2027	2	2
Freddie Mac Gold Pool 8.5% 6/1/2027	548	556
Freddie Mac Gold Pool 8.5% 7/1/2028	33	33
Freddie Mac Gold Pool 8.5% 8/1/2026	36	36
Freddie Mac Gold Pool 8.5% 8/1/2027	1,220	1,243
Freddie Mac Gold Pool 8.5% 8/1/2027	122	124
Ginnie Mae I Pool 7% 1/15/2028	426	429
Ginnie Mae I Pool 7% 1/15/2028	126	128
Ginnie Mae I Pool 7% 1/15/2029	573	583
Ginnie Mae I Pool 7% 1/15/2029	109	110
Ginnie Mae I Pool 7% 1/15/2031	319	328
Ginnie Mae I Pool 7% 1/15/2032	154	157
Ginnie Mae I Pool 7% 10/15/2028	773	789
Ginnie Mae I Pool 7% 10/15/2028	507	516
Ginnie Mae I Pool 7% 10/15/2028	59	60
Ginnie Mae I Pool 7% 11/15/2027	97	98
Ginnie Mae I Pool 7% 11/15/2028	817	833
Ginnie Mae I Pool 7% 11/15/2028	297	302
Ginnie Mae I Pool 7% 12/15/2028	184	186
Ginnie Mae I Pool 7% 12/15/2028	142	144
Ginnie Mae I Pool 7% 12/15/2029	110	113
Ginnie Mae I Pool 7% 2/15/2028	45	44
Ginnie Mae I Pool 7% 2/15/2031	143	147
Ginnie Mae I Pool 7% 2/15/2032	151	157
Ginnie Mae I Pool 7% 3/15/2031	261	270
Ginnie Mae I Pool 7% 3/15/2031	108	112
Ginnie Mae I Pool 7% 3/15/2031	46	48
Ginnie Mae I Pool 7% 3/15/2032	941	973
Ginnie Mae I Pool 7% 3/15/2032	502	521
Ginnie Mae I Pool 7% 4/15/2028	1,898	1,916
Ginnie Mae I Pool 7% 4/15/2028	153	154
Ginnie Mae I Pool 7% 4/15/2028	137	139
Ginnie Mae I Pool 7% 4/15/2029	573	582
Ginnie Mae I Pool 7% 4/15/2029	42	42
Ginnie Mae I Pool 7% 4/15/2032	471	488
Ginnie Mae I Pool 7% 4/15/2032	369	382
Ginnie Mae I Pool 7% 5/15/2029	472	481
Ginnie Mae I Pool 7% 5/15/2031	2,822	2,927
Ginnie Mae I Pool 7% 5/15/2032	371	382
Ginnie Mae I Pool 7% 6/15/2028	353	358
Ginnie Mae I Pool 7% 6/15/2028	165	168
Ginnie Mae I Pool 7% 6/15/2032	1,823	1,888
Ginnie Mae I Pool 7% 6/15/2032	673	702
Ginnie Mae I Pool 7% 7/15/2028	1,795	1,820
Ginnie Mae I Pool 7% 7/15/2028	530	539
Ginnie Mae I Pool 7% 7/15/2028	183	186
Ginnie Mae I Pool 7% 7/15/2029	488	500
Ginnie Mae I Pool 7% 7/15/2029	152	156
Ginnie Mae I Pool 7% 7/15/2031	1,842	1,901
Ginnie Mae I Pool 7% 7/15/2031	335	343
Ginnie Mae I Pool 7% 8/15/2028	1,260	1,283
Ginnie Mae I Pool 7% 8/15/2028	760	773
Ginnie Mae I Pool 7% 8/15/2028	150	153
Ginnie Mae I Pool 7% 8/15/2032	12,669	13,080
Ginnie Mae I Pool 7% 8/15/2032	664	692
Ginnie Mae I Pool 7% 8/15/2032	204	211
Ginnie Mae I Pool 7% 9/15/2028	1,197	1,216
Ginnie Mae I Pool 7% 9/15/2028	223	226
TOTAL UNITED STATES		3,456,543
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,628,328)		3,456,543

U.S. Treasury Obligations - 13.2%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Notes 3.5% 12/15/2028 (g)	3.56 to 3.60	29,985,500	30,074,520
US Treasury Notes 3.5% 2/15/2029	3.39	12,440,600	12,479,477
US Treasury Notes 4.625% 9/30/2028	3.89	8,828,000	9,096,633
TOTAL U.S. TREASURY OBLIGATIONS (Cost $51,388,275)			51,650,630

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $7,345,651)	3.70	7,344,182	7,345,651

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $397,808,540)	401,403,183
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(10,176,743)
NET ASSETS - 100.0%	391,226,440

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	253	6/2026	52,936,297	74,674

The notional amount of long futures as a percentage of Net Assets is 13.5%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $105,529,688 or 27.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $441,306.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,798,608	54,868,045	53,321,108	63,720	106	-	7,345,651	7,344,182	0.0%
Fidelity Securities Lending Cash Central Fund	-	11,200,849	11,200,849	49	-	-	-	-	0.0%
Total	5,798,608	66,068,894	64,521,957	63,769	106	-	7,345,651

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	50,178,414	-	50,178,414	-

Bank Notes
Financials	1,012,808	-	1,012,808	-

Collateralized Mortgage Obligations	1,867,083	-	1,867,083	-

Commercial Mortgage Securities	15,356,475	-	15,356,475	-

Non-Convertible Corporate Bonds
Communication Services	11,731,785	-	11,731,785	-
Consumer Discretionary	19,375,333	-	19,375,333	-
Consumer Staples	11,920,220	-	11,920,220	-
Energy	24,085,496	-	24,085,496	-
Financials	142,594,793	-	142,594,793	-
Health Care	7,538,915	-	7,538,915	-
Industrials	8,314,664	-	8,314,664	-
Information Technology	10,142,779	-	10,142,779	-
Materials	4,479,572	-	4,479,572	-
Real Estate	8,651,422	-	8,651,422	-
Utilities	21,700,600	-	21,700,600	-

U.S. Government Agency - Mortgage Securities	3,456,543	-	3,456,543	-

U.S. Treasury Obligations	51,650,630	-	51,650,630	-

Money Market Funds	7,345,651	7,345,651	-	-
Total Investments in Securities:	401,403,183	7,345,651	394,057,532	-
Derivative Instruments:

Assets
Futures Contracts	74,674	74,674	-	-
Total Assets	74,674	74,674	-	-
Total Derivative Instruments:	74,674	74,674	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	74,674	-
Total Interest Rate Risk	74,674	-
Total Value of Derivatives	74,674	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $390,462,889)	$394,057,532
Fidelity Central Funds (cost $7,345,651)	7,345,651

Total Investment in Securities (cost $397,808,540)		$401,403,183
Receivable for fund shares sold		93,844
Interest receivable		4,116,576
Distributions receivable from Fidelity Central Funds		12,816
Receivable for daily variation margin on futures contracts		68,931
Other receivables		1
Total assets		405,695,351
Liabilities
Payable for investments purchased
Regular delivery	$13,963,962
Delayed delivery	304,805
Payable for fund shares redeemed	197,641
Other payables and accrued expenses	2,503
Total liabilities		14,468,911
Net Assets		$391,226,440
Net Assets consist of:
Paid in capital		$417,851,191
Total accumulated earnings (loss)		(26,624,751)
Net Assets		$391,226,440
Net Asset Value, offering price and redemption price per share ($391,226,440 ÷ 38,780,448 shares)		$10.09
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Interest		$9,462,461
Income from Fidelity Central Funds (including $49 from security lending)		63,769
Total income		9,526,230
Expenses
Independent trustees' fees and expenses	$448
Total expenses before reductions	448
Expense reductions	(1,714)
Total expenses after reductions		(1,266)
Net Investment income (loss)		9,527,496
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	679,915
Fidelity Central Funds	106
Futures contracts	10,275
Total net realized gain (loss)		690,296
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(2,413)
Futures contracts	(47,255)
Total change in net unrealized appreciation (depreciation)		(49,668)
Net gain (loss)		640,628
Net increase (decrease) in net assets resulting from operations		$10,168,124
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,527,496	$21,013,301
Net realized gain (loss)	690,296	(825,570)
Change in net unrealized appreciation (depreciation)	(49,668)	2,969,586
Net increase (decrease) in net assets resulting from operations	10,168,124	23,157,317
Distributions to shareholders	(10,319,284)	(19,807,993)

Share transactions
Proceeds from sales of shares	118,751,994	38,774,937
Reinvestment of distributions	10,238,329	19,807,557
Cost of shares redeemed	(166,711,816)	(112,940,699)

Net increase (decrease) in net assets resulting from share transactions	(37,721,493)	(54,358,205)
Total increase (decrease) in net assets	(37,872,653)	(51,008,881)

Net Assets
Beginning of period	429,099,093	480,107,974
End of period	$391,226,440	$429,099,093

Other Information
Shares
Sold	11,741,801	3,872,200
Issued in reinvestment of distributions	1,015,261	1,973,393
Redeemed	(16,497,676)	(11,264,829)
Net increase (decrease)	(3,740,614)	(5,419,236)

Financial Highlights
Fidelity® Series Short-Term Credit Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.09	$10.01	$9.66	$9.61	$10.17	$10.27
Income from Investment Operations
Net investment income (loss) A,B	.234	.462	.384	.261	.136	.170
Net realized and unrealized gain (loss)	.019	.053	.318	.027	(.511)	(.073)
Total from investment operations	.253	.515	.702	.288	(.375)	.097
Distributions from net investment income	(.253)	(.435)	(.352)	(.238)	(.143) C	(.169)
Distributions from net realized gain	-	-	-	-	(.042) C	(.028)
Total distributions	(.253)	(.435)	(.352)	(.238)	(.185)	(.197)
Net asset value, end of period	$10.09	$10.09	$10.01	$9.66	$9.61	$10.17
Total Return D,E	2.53%	5.26%	7.40%	3.04%	(3.73)%	.95%
Ratios to Average Net Assets A,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions, if any H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	4.67% I	4.60%	3.91%	2.72%	1.36%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$391,226	$429,099	$480,108	$554,620	$603,544	$2,304,598
Portfolio turnover rate J	63 % I	67%	72%	41%	36%	60%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Series Short-Term Credit Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities  are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,176,995
Gross unrealized depreciation	(860,348)
Net unrealized appreciation (depreciation)	$5,316,647
Tax cost	$396,161,210

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(8,790,605)
Long-term	(24,849,417)
Total capital loss carryforward	$(33,640,022)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Series Short-Term Credit Fund	70,687,745

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Short-Term Credit Fund	56,923,240	111,441,001
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Short-Term Credit Fund	5	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,714.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Short-Term Credit Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through December 31, 2027.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9863240.110
SS1-SANN-0426
Fidelity® Series Investment Grade Bond Fund

Semi-Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Investment Grade Bond Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 8.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.6%
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0192% 7/20/2037 (b)(c)(j)	24,948,049	24,982,053
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0176% 10/20/2037 (b)(c)(j)	9,150,000	9,178,841
Ares Lxx Clo Ltd / Ares Lxx Clo LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.918% 1/25/2039 (b)(c)(j)	24,268,000	24,281,420
Bain Cap Cr Clo Ltd / Bain Cap Cr Clo LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9876% 7/18/2038 (b)(c)(j)	28,560,000	28,666,786
Bain Capital Credit Clo Ltd Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9597% 1/21/2039 (b)(c)(j)	28,483,000	28,597,131
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0176% 10/20/2037 (b)(c)(j)	28,952,000	29,022,151
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.0022% 1/15/2038 (b)(c)(j)	24,517,000	24,619,506
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0076% 10/20/2037 (b)(c)(j)	25,065,000	25,150,697
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.1776% 7/20/2037 (b)(c)(j)	22,457,000	22,519,790
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 1.09% 4/16/2038 (b)(c)(j)	19,159,000	19,159,000
TOTAL BAILIWICK OF JERSEY		236,177,375
BERMUDA - 0.0%
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.8491% 4/15/2041 (b)(c)(j)	18,173,000	18,172,909
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (j)	3,520,443	3,557,451
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (j)	6,756,604	6,841,494
TOTAL CANADA		10,398,945
GRAND CAYMAN (UK OVERSEAS TER) - 4.7%
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.0792% 7/22/2037 (b)(c)(j)	15,020,000	15,039,826
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0076% 7/17/2037 (b)(c)(j)	25,958,000	26,039,820
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 4.8876% 10/20/2038 (b)(c)(j)	56,239,000	56,294,059
Allegro Clo Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.0076% 7/20/2038 (b)(c)(j)	27,167,000	27,255,238
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.1097% 7/21/2037 (b)(c)(j)	39,309,000	39,398,429
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 4.9822% 7/15/2038 (b)(c)(j)	32,133,000	32,251,539
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 4.9596% 4/25/2034 (b)(c)(j)	18,644,000	18,666,913
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.0422% 10/15/2037 (b)(c)(j)	24,631,000	24,665,385
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9122% 4/15/2038 (b)(c)(j)	25,460,000	25,440,192
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.0038% 4/15/2034 (b)(c)(j)	37,984,000	38,027,378
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 4.9322% 1/15/2038 (b)(c)(j)	21,905,000	21,977,089
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.0376% 10/20/2037 (b)(c)(j)	32,719,000	32,801,779
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.918% 7/24/2035 (b)(c)(j)	18,427,822	18,446,765
Benefit Str Partners Clo Xxxiii Ltd / Benefit Str Partners Clo Xxxiii LLC Series 2026-33A Class AR, CME Term SOFR 3 month Index + 1.19%, 4.8542% 1/25/2039 (b)(c)(j)	23,763,000	23,805,084
Benefit Street Partners Clo 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.944% 1/15/2039 (b)(c)(j)	24,383,000	24,430,693
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 5.1875% 10/20/2038 (b)(c)(j)	26,312,000	26,364,624
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.0638% 1/15/2035 (b)(c)(j)	27,130,000	27,176,392
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 4.9776% 1/20/2038 (b)(c)(j)	19,837,000	19,864,514
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.078% 7/25/2037 (b)(c)(j)	33,779,000	33,818,825
Carlyle US Clo Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8789% 1/20/2039 (b)(c)(j)	27,597,000	27,655,119
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 4.868% 1/25/2038 (b)(c)(j)	23,883,000	23,859,117
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.0276% 10/20/2037 (b)(c)(j)	26,444,000	26,542,319
Cifc Funding 2025-Vi Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 5.1098% 10/23/2038 (b)(c)(j)	16,443,000	16,477,201
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 4.9422% 10/15/2038 (b)(c)(j)	25,062,000	25,095,007
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 4.6676% 4/18/2035 (b)(c)(j)	29,512,000	29,519,024
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 4.9697% 4/20/2035 (b)(c)(j)	22,130,000	22,130,000
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.1976% 4/18/2037 (b)(c)(j)	28,334,000	28,370,551
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.0522% 7/15/2037 (b)(c)(j)	33,269,000	33,302,835
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.0622% 10/15/2037 (b)(c)(j)	26,302,000	26,380,406
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.0522% 10/15/2037 (b)(c)(j)	37,869,000	37,924,402
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 4.8322% 4/15/2038 (b)(c)(j)	25,377,000	25,377,000
Flatiron CLO 31 Ltd Series 2025-31A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8969% 1/18/2039 (b)(c)(j)	24,307,000	24,354,374
Flatiron Clo 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 4.9592% 10/22/2038 (b)(c)(j)	25,053,000	25,123,299
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0276% 10/19/2037 (b)(c)(j)	36,883,000	37,001,800
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (j)	3,679,186	3,651,515
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.2222% 4/15/2037 (b)(c)(j)	10,710,000	10,707,697
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 4.8222% 4/15/2038 (b)(c)(j)	18,397,000	18,397,000
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7522% 7/15/2034 (b)(c)(j)	24,703,000	24,720,885
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.208% 10/25/2037 (b)(c)(j)	39,908,000	39,965,788
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 4.988% 7/25/2038 (b)(c)(j)	24,445,000	24,548,451
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.8222% 4/15/2038 (b)(c)(j)	17,781,000	17,785,143
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 4.958% 1/25/2038 (b)(c)(j)	15,750,000	15,801,062
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 4.9492% 4/20/2034 (b)(c)(j)	31,864,000	31,888,025
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0222% 7/15/2037 (b)(c)(j)	33,543,000	33,590,799
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.818% 1/25/2038 (b)(c)(j)	23,627,000	23,651,926
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 4.9122% 1/15/2038 (b)(c)(j)	32,159,000	32,224,701
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.8422% 4/15/2038 (b)(c)(j)	30,359,000	30,359,000
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.0676% 7/18/2038 (b)(c)(j)	25,542,000	25,571,399
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0176% 7/20/2037 (b)(c)(j)	42,834,000	42,877,949
Ocp Aegis Clo Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.8574% 1/21/2038 (b)(c)(j)	21,835,000	21,860,219
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (b)(c)(j)	26,907,000	26,968,886
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 5.0473% 10/15/2038 (b)(c)(j)	16,955,000	16,983,976
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 4.9592% 1/22/2038 (b)(c)(j)	28,787,000	28,866,135
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 4.8976% 4/20/2038 (b)(c)(j)	16,705,000	16,733,482
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 4.9976% 10/20/2037 (b)(c)(j)	23,091,000	23,190,060
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.029% 2/20/2038 (b)(c)(j)	22,830,000	22,813,425
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 4.9876% 1/18/2038 (b)(c)(j)	9,939,000	9,939,000
Palmer Square Clo Ltd Series 2025-5A Class A, CME Term SOFR 3 month Index + 1.21%, 5.0937% 10/20/2038 (b)(c)(j)	26,767,000	26,806,615
Palmer Square CLO Ltd Series 2026-1A Class A, CME Term SOFR 3 month Index + 1.19%, 0% 4/20/2039 (b)(c)(f)(j)	20,933,000	20,942,504
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6122% 7/15/2033 (b)(c)(j)	22,392,137	22,405,818
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.6722% 1/15/2033 (b)(c)(j)	10,596,530	10,596,530
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.4525% 2/15/2033 (b)(c)(j)	23,081,085	23,065,990
Peace Park Clo Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9176% 10/20/2038 (b)(c)(j)	13,185,000	13,171,907
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (j)	16,390,467	16,305,401
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0222% 10/15/2039 (b)(c)(j)	12,702,000	12,702,000
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.0122% 1/15/2037 (b)(c)(j)	42,692,000	42,756,679
RR Ltd Series 2026-44A Class A1A, CME Term SOFR 3 month Index + 1.17%, 0% 4/15/2041 (b)(c)(f)(j)	27,561,000	27,562,350
Sixth Street Clo Xix Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 4.9476% 7/17/2038 (b)(c)(j)	16,395,000	16,457,137
Sixth Street Clo Xviii Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9176% 10/17/2038 (b)(c)(j)	24,947,000	25,035,537
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9876% 7/17/2038 (b)(c)(j)	20,825,000	20,902,615
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1922% 4/15/2037 (b)(c)(j)	22,556,000	22,586,879
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (b)(j)	2,948,958	2,950,402
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (j)	15,288,513	15,176,280
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 4.4714% 4/6/2042 (b)(c)(j)	2,720,000	2,152,828
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 4.9776% 1/20/2038 (b)(c)(j)	10,821,000	10,839,060
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,816,390,053
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (j)	6,606,372	6,732,423
MULTI-NATIONAL - 0.2%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1676% 4/18/2037 (b)(c)(j)	21,260,000	21,298,332
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.8476% 4/20/2038 (b)(c)(j)	28,071,000	28,103,450
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.168% 7/27/2037 (b)(c)(j)	28,926,000	28,991,749
Ocp Clo 2018-15 Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9176% 1/20/2038 (b)(c)(j)	16,668,000	16,720,937
TOTAL MULTI-NATIONAL		95,114,468
UNITED STATES - 2.7%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (j)	18,059,827	18,609,603
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (j)	16,438,317	16,938,731
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (j)	14,547,579	14,972,114
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (j)	11,781,681	11,469,329
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (j)	37,889,869	36,356,504
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (j)	20,376,221	20,953,278
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (j)	2,370,654	2,354,554
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (j)	503,790	501,310
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (j)	4,788,289	4,865,028
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (j)	31,038,523	29,777,232
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (j)(k)	1,760,957	1,765,183
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032	860,000	862,404
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (j)	3,783,578	3,764,700
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (j)	4,729,354	4,682,139
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (j)	11,988,233	11,838,456
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (j)	29,184,240	29,076,913
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (j)	2,650,725	2,648,198
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (j)	10,048,963	9,896,764
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (j)	20,368,950	20,579,923
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (j)	16,513,613	16,747,295
Dext Abs LLC Series 2025-2 Class A3, 4.23% 4/15/2036 (j)	4,220,000	4,233,982
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (j)	4,526,565	4,573,508
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (j)	3,545,609	3,559,129
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.1822% 7/15/2037 (b)(c)(j)	27,328,000	27,378,092
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (j)	2,162,213	2,167,579
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	1,617,389	1,621,479
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	3,040,000	3,070,968
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	2,810,000	2,832,570
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (j)	43,366,000	43,452,602
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (j)	51,525,572	52,679,533
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (j)	34,993,520	35,970,819
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (j)	19,865,000	20,178,746
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 4.848% 1/25/2038 (b)(c)(j)	24,660,000	24,623,010
Greensky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (j)	4,711,328	4,730,602
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (j)	4,884,720	4,835,892
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (j)	21,344,400	21,951,418
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (j)	15,855,325	16,441,448
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (j)	3,420,327	3,425,371
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (j)	4,700,000	4,739,389
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (j)	37,025,816	37,429,660
Nissan Auto Lease Trust Series 2026-A Class A3, 3.87% 3/15/2029	3,350,000	3,355,892
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.8876% 10/17/2038 (b)(c)(j)	24,254,000	24,283,444
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (j)	6,500,000	6,538,082
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (j)	21,600,000	21,658,692
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (j)	18,000,000	18,317,693
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (j)	4,023,388	4,129,197
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (j)	26,658,400	25,824,428
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (j)	22,817,988	21,835,509
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (j)	16,780,000	17,048,233
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.1313% 7/25/2054 (b)(c)(j)	8,503,257	8,478,865
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (b)(j)	5,912,773	5,876,649
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (j)	7,642,249	7,677,228
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (j)	9,591,000	9,267,397
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (j)	16,337,956	16,884,640
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (j)	23,114,413	23,940,993
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (j)	44,334,800	44,833,864
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (j)	26,356,375	26,999,895
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (j)	31,838,975	31,838,335
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (j)	33,197,775	33,119,677
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (j)	15,702,238	15,682,998
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (j)	35,675,588	36,079,942
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.6482% 9/25/2034 (b)(c)	76,806	82,636
TOWD Point Mortgage Trust Series 2018-1 Class A1, 3% 1/25/2058 (j)	228,234	227,065
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (j)	20,507,769	20,998,514
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (j)	4,200,000	4,217,968
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (j)	4,771,837	4,891,816
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (j)	6,850,097	6,925,288
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	4,321,984	4,345,506
TOTAL UNITED STATES		1,023,915,901
TOTAL ASSET-BACKED SECURITIES (Cost $3,195,425,912)		3,206,902,074

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Banks - 0.2%
Capital One NA ICE IBA - USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	15,090,000	15,738,378
Keybank National Association 6.95% 2/1/2028	3,200,000	3,357,401
Regions Banks 6.45% 6/26/2037	42,478,000	46,571,265

TOTAL UNITED STATES		65,667,044
TOTAL BANK NOTES (Cost $59,013,116)		65,667,044

Collateralized Mortgage Obligations - 2.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.1%
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1, 4.694% 2/25/2071 (j)	1,900,000	1,900,000
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (j)	13,031,010	13,179,232
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(j)	4,387,413	4,347,236
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(j)	3,517,870	3,509,277
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(c)(j)(l)	316,680	32
CSMC Trust Series 2014-3R Class 4A1, CME Term SOFR 1 month Index + 0.3945%, 4.3031% 5/27/2037 (b)(c)(j)	205,478	199,946
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.3031% 5/27/2037 (b)(c)(j)	12,396	12,350
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	51,469	52,218
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	58,803	59,319
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	77,274	78,714
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	58,018	59,065
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	81,865	83,437
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	33,071	33,565
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	13,710	14,206
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	46,286	48,233
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.5817% 2/25/2032 (b)(c)	8,930	8,978
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7727% 3/18/2032 (b)(c)	16,388	16,555
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7817% 4/25/2032 (b)(c)	17,082	17,236
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7817% 10/25/2032 (b)(c)	20,476	20,679
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 4.5317% 1/25/2032 (b)(c)	8,100	8,127
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.7683% 11/25/2032 (b)(m)	11,861	251
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3183% 12/25/2033 (b)(m)	378,274	46,824
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3183% 3/25/2033 (b)(m)	21,310	2,249
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (n)	46,405	40,919
Fannie Mae Guaranteed REMIC Series 2005-39 Class TE, 5% 5/25/2035	14,457	14,819
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.9383% 6/25/2035 (b)(m)	443,543	30,496
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	1,390,610	1,448,371
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 7.7176% 8/25/2035 (b)(c)	8,403	8,968
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	652,841	663,419
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	177,713	183,459
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.8983% 11/25/2036 (b)(m)	271,725	23,578
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.8583% 12/25/2036 (b)(m)	160,533	16,405
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (n)	199,427	181,757
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (n)	351,484	309,222
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (n)	40,066	33,986
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.6583% 5/25/2037 (b)(m)	102,585	9,792
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 17.9299% 6/25/2037 (b)(c)	76,963	105,294
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 16.9099% 7/25/2037 (b)(c)	107,250	144,982
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 16.9099% 7/25/2037 (b)(c)	15,142	17,453
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	1,656,659	1,606,254
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	2,985,466	2,964,548
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	404,834	420,677
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	1,225,008	1,223,864
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (m)	306,185	4,471
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	1,101,556	1,036,741
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	1,523,356	1,446,592
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (m)	202	0
Fannie Mae Guaranteed REMIC Series 2012-70 Class FB, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.2317% 7/25/2042 (b)(c)	9,762,612	9,688,610
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 2.2683% 1/25/2044 (b)(m)	365,430	42,415
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (m)	1,623,617	224,682
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	2,478,785	2,401,213
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (m)	1,014,341	132,173
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047	14,456,338	13,521,740
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	3,539,993	3,305,286
Fannie Mae Guaranteed REMIC Series 2019-76 Class FC, U.S. 30-Day Avg. SOFR Index + 0.6145%, 4.2817% 12/25/2049 (b)(c)	5,302,125	5,261,664
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	2,240,713	1,960,340
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	2,381,235	2,083,280
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	3,351,430	2,928,647
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	1,968,241	1,798,897
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	13,801,264	12,573,192
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	9,119,373	8,363,288
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	3,096,231	2,816,710
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	2,914,566	2,775,109
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	4,104,357	3,887,629
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	3,119,177	3,009,460
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	5,625,015	5,360,918
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	4,424,961	4,264,304
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	4,807,529	4,644,395
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	1,794,798	1,688,645
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	4,815,822	4,790,004
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	13,183,292	12,115,447
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	34,276,208	31,379,965
Fannie Mae Guaranteed REMIC Series 2022-35 Class CK, 4% 3/25/2047	10,589,168	10,507,978
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	2,247,649	2,049,518
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	2,246,770	2,234,788
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	11,378,006	10,485,617
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	4,119,798	3,923,599
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	13,079,666	12,190,141
Fannie Mae Guaranteed REMIC Series 2023-13 Class CK, 1.5% 11/25/2050	10,807,944	9,280,114
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.1172% 11/25/2053 (b)(c)	11,040,981	11,175,623
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.1972% 7/25/2054 (b)(c)	2,550,091	2,583,941
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 12/25/2054 (b)(c)	20,129,571	20,277,129
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7672% 12/25/2054 (b)(c)	5,568,894	5,600,769
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	4,434	4,494
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (n)	115,397	100,198
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (n)	186,489	161,467
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (m)	702,793	20,838
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 9/25/2054 (b)(c)	4,294,620	4,325,169
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 2/25/2055 (b)(c)	5,602,213	5,661,674
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 9/25/2054 (b)(c)	6,482,041	6,548,772
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 2/25/2055 (b)(c)	9,548,884	9,639,089
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (b)(c)	4,334,952	4,370,964
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	6,145,577	6,076,296
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	8,969,644	8,662,648
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	7,356,779	7,406,492
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	4,465,661	4,251,862
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (m)	88,986	11,513
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (m)	84,079	11,186
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (b)(m)	58,877	9,818
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (b)(m)	36,021	5,068
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (m)	56,290	8,893
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (b)(m)	33,189	5,561
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (m)	373,755	56,699
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class CJ, 6.5% 4/15/2028	1,597	1,615
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	14,749	14,986
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	56,519	57,451
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	3,975,539	3,979,076
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	2,956,452	2,704,412
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	1,765,773	1,605,164
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	3,019,504	2,764,711
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	4,161,394	3,667,943
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	29,881	30,512
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	216,170	219,942
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	13,512	13,747
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	30,234	30,828
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	63,519	64,896
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	36,242	37,016
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	20,316	20,630
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	22,954	23,432
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	247,697	257,523
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2380 Class SY, 8.0855% - U.S. 30-Day Avg. SOFR Index 4.4273% 11/15/2031 (b)(m)	2,038	99
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.5727% 1/15/2032 (b)(c)	7,133	7,170
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6727% 3/15/2032 (b)(c)	9,655	9,719
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7727% 3/15/2032 (b)(c)	9,340	9,430
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6727% 6/15/2031 (b)(c)	13,687	13,773
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6727% 3/15/2032 (b)(c)	5,024	5,059
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	67,262	69,842
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	96,262	98,803
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	173,452	180,080
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2587 Class IM, 6.5% 3/15/2033 (m)	2,400	326
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	488,006	502,501
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	88,249	91,040
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	1,437,514	1,468,141
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	788,171	822,636
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	879,950	894,122
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	409,569	422,850
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.8273% 2/15/2036 (b)(m)	129,244	12,273
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (n)	429,859	363,427
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (n)	60,238	54,107
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (n)	235,029	201,366
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (n)	272,645	234,433
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	428,409	450,475
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	1,161,401	1,195,462
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.8873% 11/15/2036 (b)(m)	544,304	51,576
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	115,080	119,090
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.8073% 6/15/2037 (b)(m)	403,898	41,222
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.0227% 5/15/2037 (b)(c)	453,093	448,091
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	198,044	202,268
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	2,009,235	2,063,971
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	290,852	293,176
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	1,197,071	1,139,919
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (m)	475,723	29,013
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (m)	28	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (m)	510,922	12,405
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	691,001	689,934
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	2,350,675	2,295,627
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5050 Class KP, 1% 12/25/2050	2,240,678	1,954,663
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	7,450,526	6,639,348
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	3,816,730	3,035,702
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5066 Class A, 1.5% 11/25/2044	2,208,607	2,030,349
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	1,916,034	1,767,332
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	1,862,861	1,704,518
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	2,528,086	2,212,575
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	1,953,065	1,801,421
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	3,319,333	2,918,661
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	3,267,208	2,849,825
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class BA, 2.5% 5/25/2049	12,846,852	11,701,199
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	3,000,075	2,726,502
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	11,188,893	10,063,482
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	2,027,829	1,849,977
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	7,389,912	6,734,000
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	2,202,840	2,047,748
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	15,048,873	13,788,285
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	2,394,386	2,179,480
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	5,133,994	4,673,112
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	2,200,413	2,043,494
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	4,311,554	3,923,450
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	2,608,200	2,343,820
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	4,311,576	3,923,460
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	1,668,606	1,550,640
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	7,473,804	6,969,492
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199 Class PH, 2.25% 3/25/2052	241,976	219,088
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class C, 3% 5/25/2048	10,055,683	9,606,950
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	2,251,291	2,138,860
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	9,032,302	8,599,923
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	1,788,350	1,663,714
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	3,439,608	3,221,791
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	3,035,183	2,951,302
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	7,043,664	6,762,882
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	3,162,846	3,208,322
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.2172% 7/25/2052 (b)(c)	13,702,284	13,585,880
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.3372% 8/25/2052 (b)(c)	3,475,569	3,449,867
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.4172% 9/25/2052 (b)(c)	5,847,980	5,821,989
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3672% 9/25/2052 (b)(c)	3,692,536	3,647,955
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5256 Class FA, U.S. 30-Day Avg. SOFR Index + 0.65%, 4.3172% 9/25/2052 (b)(c)	2,643,011	2,625,988
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	7,073,914	7,107,398
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.7172% 8/25/2053 (b)(c)	21,009,493	21,152,788
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 6/25/2054 (b)(c)	14,805,042	14,941,608
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 4.6672% 10/25/2054 (b)(c)	4,185,571	4,202,653
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7672% 11/25/2054 (b)(c)	7,170,230	7,211,401
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (b)(c)	5,143,475	5,180,380
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 2/25/2055 (b)(c)	3,495,425	3,513,965
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.9172% 10/25/2054 (b)(c)	6,573,709	6,626,818
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.7172% 4/25/2055 (b)(c)	18,939,242	19,046,399
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	69,195	70,520
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	6,059	6,173
Freddie Mac Non Gold Pool Series 1998-2104 Class PG, 6% 12/15/2028	1,476	1,506
Freddie Mac Non Gold Pool Series 1999-2114 Class ZM, 6% 1/15/2029	659	673
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	10,327	10,496
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (n)	133,035	112,824
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.1159% 5/20/2060 (b)(c)(o)	311,869	311,276
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.0969% 8/20/2060 (b)(c)(o)	123,357	122,963
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.1769% 12/20/2060 (b)(c)(o)	440,332	437,149
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 12/20/2060 (b)(c)(o)	306,529	306,599
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 2/20/2061 (b)(c)(o)	342,369	342,446
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.2869% 2/20/2061 (b)(c)(o)	423,646	423,679
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 4/20/2061 (b)(c)(o)	275,543	275,622
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 5/20/2061 (b)(c)(o)	403,791	403,891
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 5/20/2061 (b)(c)(o)	306,661	306,724
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.3269% 6/20/2061 (b)(c)(o)	305,610	305,812
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.3469% 9/20/2061 (b)(c)(o)	65,838	65,897
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3969% 10/20/2061 (b)(c)(o)	360,545	361,225
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4969% 11/20/2061 (b)(c)(o)	351,446	352,341
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4969% 1/20/2062 (b)(c)(o)	226,330	226,979
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4269% 1/20/2062 (b)(c)(o)	475,331	476,366
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4269% 3/20/2062 (b)(c)(o)	278,346	278,757
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.4469% 5/20/2061 (b)(c)(o)	1,427	1,430
Ginnie Mae Mortgage pass-thru certificates Series 2012-H23 Class WA, CME Term SOFR 1 month Index + 0.6345%, 4.3169% 10/20/2062 (b)(c)(o)	55,779	55,812
Ginnie Mae Mortgage pass-thru certificates Series 2013-H07 Class BA, CME Term SOFR 1 month Index + 0.36%, 4.1569% 3/20/2063 (b)(c)(o)	78,887	78,724
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3969% 1/20/2064 (b)(c)(o)	199,434	199,812
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 4.3969% 12/20/2063 (b)(c)(o)	456,528	457,260
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 6/20/2064 (b)(c)(o)	245,749	245,812
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.0769% 5/20/2063 (b)(c)(o)	9,622	9,580
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (o)	15,661	14,872
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 3.9969% 4/20/2063 (b)(c)(o)	18,134	18,006
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 3.98% 5/20/2066 (b)(c)(o)	58,815	58,877
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.1969% 12/20/2062 (b)(c)(o)	5,000	4,991
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	1,977,609	1,853,375
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 3.83% 8/20/2066 (b)(c)(o)	784,898	784,034
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	624,319	637,175
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.7259% 5/16/2034 (b)(m)	129,211	7,539
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 3.4259% 8/17/2034 (b)(m)	129,310	12,859
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 17.5552% 6/16/2037 (b)(c)	3,236	3,718
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.9159% 6/16/2037 (b)(m)	235,506	21,213
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	976,031	971,835
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	4,164,258	4,145,235
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	922,276	918,049
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.3359% 3/20/2060 (b)(c)(o)	755,928	756,659
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (m)	40,811	1,108
Ginnie Mae REMIC pass-thru certificates Series 2011-52 Class HI, 7% 4/16/2041 (m)	24,031	2,473
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 2.3183% 7/20/2041 (b)(m)	400,450	42,542
Ginnie Mae REMIC pass-thru certificates Series 2012-98 Class FA, CME Term SOFR 1 month Index + 0.5145%, 4.1817% 8/20/2042 (b)(c)	142,670	141,759
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	1,018,631	1,009,743
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	6,992,161	6,616,108
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	2,695,119	2,552,532
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	4,556,159	4,274,713
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	3,666,247	3,468,580
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	3,400,172	3,239,812
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	7,222,228	6,712,925
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	3,946,048	3,676,493
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	3,163,666	2,956,537
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	444,247	420,619
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	3,550,782	3,401,664
Ginnie Mae REMIC pass-thru certificates Series 2019-11 Class F, CME Term SOFR 1 month Index + 0.5145%, 4.1817% 1/20/2049 (b)(c)	3,620,775	3,616,308
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.2817% 10/20/2049 (b)(c)	1,514,334	1,504,180
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.2317% 2/20/2049 (b)(c)	2,975,632	2,961,250
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.1423% 5/20/2065 (b)(o)	280,062	277,089
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (j)	4,441,174	4,366,885
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (j)(k)	1,281,011	1,268,364
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (b)(j)	4,801,929	4,862,076
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(j)	4,248,802	4,112,489
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (b)(j)	4,474,946	4,528,443
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (j)	8,137,266	7,780,904
New Residential Mortgage Loan Trust Series 2025-NQM7 Class A1FC, 4.949% 10/26/2065 (b)(j)	4,471,405	4,487,634
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (j)	2,830,860	2,692,484
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (j)	5,305,991	5,097,111
OBX Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (j)(k)	3,023,609	3,045,222
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (j)(k)	3,662,309	3,701,993
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (j)	235,894	235,578
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (j)	908,450	896,750
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(j)	11,449,312	11,273,553
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (b)(j)	6,628,928	6,425,419
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (j)	2,393,010	2,393,009
Onslow Bay Financial LLC Series 2025-NQM20 Class A1, 5.021% 10/25/2065 (b)(j)	11,333,330	11,397,765
Pret 2025-Rpl3 Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (j)(k)	7,071,874	6,974,240
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (j)	8,841,373	8,597,390
Prpm 2025-Rcf3 LLC Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (b)(j)	3,917,907	3,937,692
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (j)	2,435,898	2,417,709
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(j)	9,948,938	9,746,404
PRPM LLC Series 2024-RPL4 Class A1, 4% 12/25/2054 (j)(k)	2,616,053	2,578,293
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (j)	3,087,316	2,931,227
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 4.9277% 7/20/2034 (b)(c)	2,899	2,724
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 4.4282% 9/25/2043 (b)(c)	55,736	54,192
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (j)	12,898,994	12,572,069
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (b)(j)	4,865,381	4,915,238
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (j)(k)	14,550,856	14,708,970
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 6.3385% 9/25/2033 (b)	5,832	5,808
TOTAL UNITED STATES		825,548,348
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $808,250,820)		825,548,348

Commercial Mortgage Securities - 4.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.8%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.4026% 6/15/2040 (b)(c)(j)	18,010,000	18,100,356
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (j)	16,475,281	15,940,283
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (j)	3,815,000	3,640,796
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	574,243	563,233
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	26,963,000	25,826,426
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	1,760,625	1,724,994
BANK Series 2020-BN25 Class XB, 0.4361% 1/15/2063 (b)(m)	27,800,000	463,682
BANK Series 2021-BN33 Class XA, 1.0239% 5/15/2064 (b)(m)	14,215,989	510,798
BANK5 Series 2025-5YR16 Class XB, 0.3468% 8/15/2063 (b)(m)	40,100,000	709,914
BANK5 Series 2025-5YR19 Class XB, 0.5998% 12/15/2058 (b)(m)	18,500,000	529,196
BANK5 Series 2026-5YR20 Class A3, 5.104% 2/15/2059	6,400,000	6,643,004
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/25/2059 (j)	28,448,000	28,486,997
Bayview Commercial Asset Trust Series 2005-3A Class A2, CME Term SOFR 1 month Index + 0.7145%, 4.4462% 11/25/2035 (b)(c)(j)	9,267	9,197
Bayview Commercial Asset Trust Series 2005-4A Class A2, CME Term SOFR 1 month Index + 0.6995%, 4.4312% 1/25/2036 (b)(c)(j)	22,379	21,530
Bayview Commercial Asset Trust Series 2005-4A Class M1, CME Term SOFR 1 month Index + 0.7895%, 4.5212% 1/25/2036 (b)(c)(j)	7,219	6,952
Bayview Commercial Asset Trust Series 2006-4A Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.1932% 12/25/2036 (b)(c)(j)	46,718	44,958
Bayview Commercial Asset Trust Series 2007-1 Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.1932% 3/25/2037 (b)(c)(j)	11,511	11,094
Bayview Commercial Asset Trust Series 2007-2A Class A1, CME Term SOFR 1 month Index + 0.3845%, 4.1932% 7/25/2037 (b)(c)(j)	39,829	37,606
Bayview Commercial Asset Trust Series 2007-2A Class A2, CME Term SOFR 1 month Index + 0.4345%, 4.2682% 7/25/2037 (b)(c)(j)	37,334	34,537
Bayview Commercial Asset Trust Series 2007-2A Class M1, CME Term SOFR 1 month Index + 0.4845%, 4.3432% 7/25/2037 (b)(c)(j)	12,742	11,585
Bayview Commercial Asset Trust Series 2007-3 Class A2, CME Term SOFR 1 month Index + 0.5495%, 4.2232% 7/25/2037 (b)(c)(j)	13,159	12,599
Bayview Commercial Asset Trust Series 2007-3 Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.2532% 7/25/2037 (b)(c)(j)	6,981	6,468
Bayview Commercial Asset Trust Series 2007-3 Class M2, CME Term SOFR 1 month Index + 0.6245%, 4.2982% 7/25/2037 (b)(c)(j)	7,475	6,859
Bayview Commercial Asset Trust Series 2007-3 Class M3, CME Term SOFR 1 month Index + 0.6695%, 4.3432% 7/25/2037 (b)(c)(j)	11,985	11,218
Bayview Commercial Asset Trust Series 2007-3 Class M4, CME Term SOFR 1 month Index + 0.8645%, 4.5382% 7/25/2037 (b)(c)(j)	18,905	17,666
Bayview Commercial Asset Trust Series 2007-3 Class M5, CME Term SOFR 1 month Index + 1.0145%, 4.6882% 7/25/2037 (b)(c)(j)(l)	14,645	14,531
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057	3,900,000	4,232,386
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	3,988,000	3,986,306
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	49,694,000	49,512,503
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	6,658,000	6,569,805
Benchmark Mortgage Trust Series 2019-B13 Class A4, 2.952% 8/15/2057	25,034,000	24,003,944
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7596% 12/15/2062 (b)(m)	127,678,268	2,426,985
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.3751% 3/15/2053 (b)(m)	109,545,489	4,401,395
Benchmark Mortgage Trust Series 2026-V20 Class A3, 5.184% 2/15/2059	6,200,000	6,467,625
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.0018% 3/15/2041 (b)(c)(j)	13,019,455	13,019,455
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	6,700,000	6,840,379
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.0316% 6/15/2041 (b)(c)(j)	19,969,000	19,975,241
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.3012% 6/15/2041 (b)(c)(j)	9,859,000	9,865,162
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.5009% 6/15/2041 (b)(c)(j)	6,971,000	6,977,535
BX Commercial Mortgage Trust 2021-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1507% 4/15/2037 (b)(c)(j)	18,227,954	18,227,954
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0513% 3/15/2041 (b)(c)(j)	51,122,437	51,138,412
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.103% 4/15/2040 (b)(c)(j)	50,409,301	50,472,313
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.301% 5/15/2041 (b)(j)	30,844,211	30,863,489
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 4.7063% 4/15/2034 (b)(c)(j)	15,288,935	15,212,490
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.0063% 4/15/2034 (b)(c)(j)	16,075,000	15,934,344
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.3063% 4/15/2034 (b)(c)(j)	10,627,000	10,520,730
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.6063% 4/15/2034 (b)(c)(j)	11,156,000	11,030,495
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4636% 10/15/2036 (b)(c)(j)	43,844,000	43,761,793
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 4.6733% 10/15/2036 (b)(c)(j)	6,559,000	6,542,622
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 4.8731% 10/15/2036 (b)(c)(j)	8,779,000	8,751,601
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.0728% 10/15/2036 (b)(c)(j)	8,523,000	8,496,399
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 5.722% 10/15/2036 (b)(c)(j)	29,632,000	29,558,012
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.6726% 2/15/2039 (b)(c)(j)	7,065,637	7,063,428
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 4.972% 2/15/2039 (b)(c)(j)	14,239,400	14,234,950
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.2214% 2/15/2039 (b)(c)(j)	12,294,100	12,290,258
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 5.6205% 2/15/2039 (b)(c)(j)	12,294,100	12,290,258
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.4211% 12/9/2040 (b)(c)(j)	9,156,588	9,156,588
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 5.8505% 12/9/2040 (b)(c)(j)	3,605,700	3,605,700
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.2998% 12/9/2040 (b)(c)(j)	1,953,000	1,953,000
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9525% 12/15/2039 (b)(c)(j)	9,562,405	9,565,393
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 3/15/2043 (b)(c)(j)	40,993,000	41,018,785
BX Commercial Mortgage Trust Series 2026-XL6 Class B, CME Term SOFR 1 month Index + 1.45%, 5.12% 3/15/2043 (b)(c)(j)	5,415,000	5,421,797
BX Trust 2021 Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.8245% 2/15/2036 (b)(c)(j)	2,800,000	2,798,274
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.1015% 4/15/2041 (b)(c)(j)	38,008,701	38,020,578
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.3512% 4/15/2041 (b)(c)(j)	6,058,035	6,061,822
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.6008% 4/15/2041 (b)(c)(j)	5,029,232	5,032,375
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.8035% 3/15/2030 (b)(c)(j)	72,241,751	72,151,449
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0531% 3/15/2030 (b)(c)(j)	10,578,058	10,551,612
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.2029% 3/15/2030 (b)(c)(j)	14,901,807	14,864,629
BX Trust Series 2021-ACNT Class B, CME Term SOFR 1 month Index + 1.3645%, 5.0245% 11/15/2038 (b)(c)(j)	4,018,399	4,017,143
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.5997% 4/15/2037 (b)(c)(j)	15,775,200	15,780,130
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 5.9497% 4/15/2037 (b)(c)(j)	3,559,500	3,563,939
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.4987% 4/15/2037 (b)(c)(j)	2,980,600	2,986,188
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.1017% 2/15/2039 (b)(c)(j)	28,540,428	28,540,428
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.4512% 2/15/2039 (b)(c)(j)	3,571,549	3,571,549
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3509% 3/15/2041 (b)(c)(j)	10,001,600	10,001,600
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.6005% 3/15/2041 (b)(c)(j)	13,277,600	13,277,600
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.8097% 2/15/2035 (b)(c)(j)	27,307,000	27,270,092
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0597% 6/15/2035 (b)(c)(j)	9,529,000	9,529,000
CD Mortgage Trust Series 2017-CD5 Class AAB, 3.22% 8/15/2050	640,222	636,293
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (b)(j)	21,673,000	22,217,861
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (j)	210,000,000	1,372,896
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (j)	51,340,730	41,985,612
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	12,956,350	12,871,420
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	4,567,643	4,518,599
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.5388% 12/10/2049 (b)(m)	1,971,593	4,015
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.0051% 8/10/2056 (b)(m)	13,450,506	380,801
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	12,901,000	12,982,739
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	4,890,000	4,878,124
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(j)	6,955,000	7,173,496
ELP Series 2025-ELP Class A, 4.7573% 11/13/2042 (j)	16,670,000	16,801,383
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9597% 10/15/2042 (b)(c)(j)	49,885,000	49,947,356
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2597% 10/15/2042 (b)(c)(j)	8,870,000	8,886,616
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.5097% 10/15/2042 (b)(c)(j)	4,335,000	4,345,866
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 2/15/2043 (b)(c)(j)	44,542,000	44,555,919
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0597% 2/15/2043 (b)(c)(j)	4,572,000	4,580,573
Extended Stay America Trust Series 2026-ESH2 Class C, CME Term SOFR 1 month Index + 1.6%, 5.2597% 2/15/2043 (b)(c)(j)	3,102,000	3,109,755
Fannie Mae Guaranteed REMIC Series 2018-M10 Class A2, 3.3527% 7/25/2028 (b)	804,440	799,528
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	3,300,000	3,017,560
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1992% 3/25/2029 (b)(c)	13,359,861	13,337,208
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (b)	4,800,000	4,889,285
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (b)	2,000,000	2,043,669
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (b)	4,500,000	4,567,217
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.2292% 10/25/2030 (b)	10,498,304	10,493,931
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.2192% 10/25/2030 (b)(c)	24,594,446	24,594,429
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K763 Class A2, 4.17% 10/25/2032 (b)	10,400,000	10,497,836
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.2192% 10/25/2030 (b)(c)	12,225,824	12,225,815
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1792% 10/25/2030 (b)(c)	29,597,186	29,597,166
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1792% 11/25/2030 (b)(c)	30,900,000	30,904,633
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.1692% 12/25/2030 (b)(c)	24,300,000	24,307,586
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 0.839% 10/10/2048 (b)(m)	96,715	4
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	2,402,063	2,374,734
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	3,600,000	3,600,889
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3597% 10/15/2035 (b)(c)(j)	5,400,000	5,389,875
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (b)(j)	14,643,000	14,946,179
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	724,823	721,001
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A2, 2.8822% 12/15/2049	3,599,341	3,578,687
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4, 3.0565% 11/13/2052	8,383,000	7,744,141
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	1,100,000	968,044
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (j)	11,968,000	11,414,480
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (j)	4,047,000	2,753,781
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (j)(l)	6,993,000	4,032,767
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.116% 7/5/2033 (b)(j)(m)	1,280,000	28,097
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9549% 5/15/2039 (b)(c)(j)	54,000,000	52,177,500
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.4536% 5/15/2039 (b)(c)(j)	37,495,000	35,250,264
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 5.7528% 5/15/2039 (b)(c)(j)	21,010,000	19,130,187
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.2016% 5/15/2039 (b)(c)(j)	18,672,000	15,796,981
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 4.8745% 3/15/2038 (b)(c)(j)	648,382	643,519
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.1745% 3/15/2038 (b)(c)(j)	5,911,500	5,852,385
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.5245% 3/15/2038 (b)(c)(j)	5,164,600	5,067,764
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 4.557% 8/15/2033 (b)(c)(j)	236,691	192,539
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	11,199,000	11,274,646
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 4.7245% 12/15/2036 (b)(c)(j)	34,300,000	26,294,037
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.1406% 6/15/2054 (b)(m)	38,810,813	1,430,384
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 3/15/2043 (b)(c)(j)	46,616,000	46,616,000
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.1% 3/15/2043 (b)(c)(j)	7,081,000	7,085,433
Plym Commercial Mortgage Trust Series 2026-IND Class C, CME Term SOFR 1 month Index + 1.65%, 5.3% 3/15/2043 (b)(c)(j)	7,859,000	7,863,912
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 4.9097% 8/15/2042 (b)(c)(j)	6,000,000	6,014,966
SCMS Series 2025-BNC1 Class A2, 4.5016% 12/15/2057 (j)	54,475,000	54,688,558
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.5049% 11/15/2038 (b)(c)(j)	37,847,690	37,835,863
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 4.8539% 11/15/2038 (b)(c)(j)	19,513,131	19,507,033
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.1031% 11/15/2038 (b)(c)(j)	12,119,583	12,115,795
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 5.3523% 11/15/2038 (b)(c)(j)	7,964,800	7,967,768
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.9026% 12/15/2039 (b)(c)(j)	30,282,000	30,319,877
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2521% 12/15/2039 (b)(c)(j)	7,376,000	7,394,441
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.6515% 12/15/2039 (b)(c)(j)	5,437,000	5,464,193
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9635% 12/15/2050 (b)(m)	1,609,402	22,942
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	3,100,000	3,078,819
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (j)	30,230,000	26,263,098
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (j)	1,800,000	1,496,334
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/2042 (b)(j)	57,900,000	980,386
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.8156% 12/15/2050 (b)(m)	2,063,037	25,711
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9038% 8/15/2051 (b)(m)	10,665,054	157,399
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class ASB, 3.635% 5/15/2052	1,339,943	1,329,173
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 4.9745% 5/15/2031 (b)(c)(j)	25,318,000	25,306,321
TOTAL UNITED STATES		1,891,516,513
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,937,625,797)		1,891,516,513

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
SAUDI ARABIA - 0.1%
Kingdom of Saudi Arabia 3.25% 10/22/2030 (j)	14,315,000	13,726,368
Kingdom of Saudi Arabia 4.5% 4/22/2060 (j)	9,380,000	7,546,386
TOTAL SAUDI ARABIA		21,272,754
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $23,562,171)		21,272,754

Non-Convertible Corporate Bonds - 20.3%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(j)	14,950,000	14,569,772
Westpac Banking Corp 4.11% 7/24/2034 (b)	20,547,000	20,370,328

TOTAL AUSTRALIA		34,940,100
CANADA - 0.2%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (j)	3,056,000	3,075,592
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 5.85% 2/1/2035	12,899,000	13,803,940
Cenovus Energy Inc 3.75% 2/15/2052	23,742,000	17,201,744
Cenovus Energy Inc 4.65% 3/20/2031	7,464,000	7,558,713
Cenovus Energy Inc 5.4% 3/20/2036	5,744,000	5,850,918
Cenovus Energy Inc 5.4% 6/15/2047	3,321,000	3,122,925
Cenovus Energy Inc 6.75% 11/15/2039	3,701,000	4,137,365
TOTAL ENERGY		51,675,605
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	9,377,000	9,358,000
TOTAL CANADA		64,109,197
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 5.786% 1/13/2033 (b)(j)	35,232,000	37,315,879
BPCE SA 4.875% 4/1/2026 (j)	3,984,000	3,985,869
Societe Generale SA 3.337% 1/21/2033 (b)(j)	21,000,000	19,502,396
Societe Generale SA 5.5% 4/13/2029 (b)(j)	24,058,000	24,686,524

TOTAL FRANCE		85,490,668
GERMANY - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
Deutsche Bank AG/New York NY 3.035% 5/28/2032 (b)	9,360,000	8,676,241
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	5,000,000	5,108,283
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (b)	20,750,000	21,701,629
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (b)	34,596,000	36,844,896

TOTAL GERMANY		72,331,049
IRELAND - 0.7%
Financials - 0.4%
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	20,465,000	20,266,944
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	21,434,000	20,851,406
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	26,930,000	25,166,099
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	70,156,000	71,921,519
TOTAL FINANCIALS		138,205,968
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (j)	8,740,000	8,738,833
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (j)	25,641,000	25,642,589
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (j)	31,738,000	32,159,513
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (j)	2,584,000	2,646,154
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (j)	14,109,000	14,592,992
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (j)	3,000,000	3,135,069
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (j)	34,721,000	36,187,775
TOTAL INDUSTRIALS		123,102,925
TOTAL IRELAND		261,308,893
JAPAN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.567% 7/16/2027 (j)	5,064,000	5,109,937
NTT Finance Corp 4.62% 7/16/2028 (j)	5,122,000	5,199,380
NTT Finance Corp 4.876% 7/16/2030 (j)	15,477,000	15,878,218

TOTAL JAPAN		26,187,535
MEXICO - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleos Mexicanos 5.95% 1/28/2031	37,031,000	36,253,349
Petroleos Mexicanos 6.35% 2/12/2048	13,566,000	10,885,358
Petroleos Mexicanos 6.7% 2/16/2032	80,790,000	81,024,291
Petroleos Mexicanos 6.75% 9/21/2047	95,358,000	79,290,177
Petroleos Mexicanos 6.95% 1/28/2060	19,817,000	16,314,048
Petroleos Mexicanos 7.69% 1/23/2050	56,033,000	50,889,171

TOTAL MEXICO		274,656,394
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	13,078,000	13,304,633
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	31,935,000	32,621,552

TOTAL NETHERLANDS		45,926,185
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (j)	4,283,219	4,518,838
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG 1.494% 8/10/2027 (b)(j)	31,236,000	30,886,310
UBS Group AG 3.091% 5/14/2032 (b)(j)	15,102,000	14,131,960
UBS Group AG 3.869% 1/12/2029 (b)(j)	19,608,000	19,545,243
UBS Group AG 4.194% 4/1/2031 (b)(j)	57,365,000	57,201,276
UBS Group AG 4.55% 4/17/2026	1,588,000	1,589,001
		123,353,790
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(j)	4,000,000	4,041,045
TOTAL SWITZERLAND		127,394,835
UNITED KINGDOM - 1.0%
Consumer Staples - 0.3%
Tobacco - 0.3%
BAT Capital Corp 6.421% 8/2/2033	20,947,000	23,298,544
Imperial Brands Finance PLC 6.125% 7/27/2027 (j)	16,185,000	16,627,980
Reynolds American Inc 5.7% 8/15/2035	6,607,000	6,971,808
Reynolds American Inc 5.85% 8/15/2045	50,684,000	50,913,491
Reynolds American Inc 6.15% 9/15/2043	11,136,000	11,589,167
Reynolds American Inc 7.25% 6/15/2037	15,680,000	18,356,959
TOTAL CONSUMER STAPLES		127,757,949
Financials - 0.7%
Banks - 0.7%
Barclays PLC 2.645% 6/24/2031 (b)	5,000,000	4,666,534
Barclays PLC 2.894% 11/24/2032 (b)	14,928,000	13,682,444
Barclays PLC 4.836% 5/9/2028	3,148,000	3,171,765
Barclays PLC 5.088% 6/20/2030 (b)	44,892,000	45,786,335
Barclays PLC 5.2% 5/12/2026	41,312,000	41,402,396
Barclays PLC 5.69% 3/12/2030 (b)	34,049,000	35,496,128
Barclays PLC 6.49% 9/13/2029 (b)	37,876,000	40,001,689
NatWest Group PLC 3.073% 5/22/2028 (b)	24,822,000	24,569,250
NatWest Group PLC 4.8% 4/5/2026	20,881,000	20,894,131
NatWest Group PLC 4.892% 5/18/2029 (b)	10,000,000	10,181,299
TOTAL FINANCIALS		239,851,971
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (j)	11,875,000	11,599,612
TOTAL UNITED KINGDOM		379,209,532
UNITED STATES - 16.8%
Communication Services - 1.5%
Diversified Telecommunication Services - 0.4%
AT&T Inc 3.8% 12/1/2057	74,998,000	52,615,272
AT&T Inc 4.3% 2/15/2030	15,664,000	15,812,653
AT&T Inc 4.75% 5/15/2046	20,994,000	18,469,777
Verizon Communications Inc 2.355% 3/15/2032	4,000,000	3,571,964
Verizon Communications Inc 2.55% 3/21/2031	30,343,000	28,074,714
Verizon Communications Inc 4.5% 8/10/2033	17,268,000	17,224,288
Verizon Communications Inc 4.78% 2/15/2035	37,359,000	37,197,472
		172,966,140
Media - 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029	16,500,000	15,576,309
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	4,411,000	3,848,374
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	8,514,000	8,108,197
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	9,500,000	9,648,264
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	12,130,000	9,783,686
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	67,888,000	56,583,963
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	9,969,000	7,955,460
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	9,412,000	8,192,098
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	18,588,000	19,481,718
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	39,593,000	37,594,665
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	22,634,000	24,071,854
Time Warner Cable LLC 4.5% 9/15/2042	26,261,000	20,709,773
Time Warner Cable LLC 5.5% 9/1/2041	15,667,000	14,013,823
Time Warner Cable LLC 5.875% 11/15/2040	11,331,000	10,628,580
Time Warner Cable LLC 6.55% 5/1/2037	50,619,000	52,107,763
Time Warner Cable LLC 6.75% 6/15/2039	9,663,000	9,897,295
Time Warner Cable LLC 7.3% 7/1/2038	32,280,000	34,933,331
		343,135,153
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 3.75% 4/15/2027	32,520,000	32,468,547
T-Mobile USA Inc 3.875% 4/15/2030	47,090,000	46,727,992
T-Mobile USA Inc 5.05% 7/15/2033	4,000,000	4,126,113
		83,322,652
TOTAL COMMUNICATION SERVICES		599,423,945
Consumer Discretionary - 0.2%
Automobiles - 0.1%
General Motors Financial Co Inc 2.35% 2/26/2027	21,000,000	20,669,534
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp 3.5% 7/1/2027	9,188,000	9,151,486
Household Durables - 0.0%
Lennar Corp 5% 6/15/2027	2,921,000	2,942,281
Specialty Retail - 0.1%
AutoNation Inc 4.75% 6/1/2030	4,077,000	4,135,701
AutoZone Inc 4% 4/15/2030	28,926,000	28,800,902
Lowe's Cos Inc 3.35% 4/1/2027	3,413,000	3,394,729
Lowe's Cos Inc 3.75% 4/1/2032	10,505,000	10,176,551
O'Reilly Automotive Inc 4.2% 4/1/2030	6,418,000	6,444,514
		52,952,397
TOTAL CONSUMER DISCRETIONARY		85,715,698
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.2%
Kroger Co/The 5% 9/15/2034	5,000,000	5,083,892
Mars Inc 4.8% 3/1/2030 (j)	25,111,000	25,813,974
Mars Inc 5% 3/1/2032 (j)	18,852,000	19,528,111
Sysco Corp 5.95% 4/1/2030	19,674,000	20,942,399
		71,368,376
Food Products - 0.1%
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 3% 5/15/2032	23,020,000	20,960,962
Tobacco - 0.1%
Altria Group Inc 4.25% 8/9/2042	26,130,000	22,181,730
Altria Group Inc 4.5% 5/2/2043	17,568,000	15,244,056
Altria Group Inc 4.8% 2/14/2029	4,818,000	4,922,567
Altria Group Inc 5.95% 2/14/2049	6,241,000	6,323,496
		48,671,849
TOTAL CONSUMER STAPLES		141,001,187
Energy - 2.0%
Energy Equipment & Services - 0.0%
Halliburton Co 4.85% 11/15/2035	11,266,000	11,264,218
Oil, Gas & Consumable Fuels - 2.0%
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (j)	4,934,000	5,270,657
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (j)	16,297,000	17,657,131
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (j)	3,976,000	4,296,093
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (j)	7,158,000	7,806,332
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (j)	4,285,000	4,755,364
DCP Midstream Operating LP 5.6% 4/1/2044	1,458,000	1,444,369
DCP Midstream Operating LP 6.45% 11/3/2036 (j)	7,882,000	8,588,631
DCP Midstream Operating LP 6.75% 9/15/2037 (j)	2,991,000	3,332,125
Energy Transfer LP 3.75% 5/15/2030	34,654,000	34,088,966
Energy Transfer LP 4.95% 6/15/2028	22,521,000	22,971,003
Energy Transfer LP 5% 5/15/2050	7,776,000	6,646,271
Energy Transfer LP 5.25% 4/15/2029	11,043,000	11,405,351
Energy Transfer LP 5.8% 6/15/2038	12,558,000	13,047,944
Energy Transfer LP 6.55% 12/1/2033	3,000,000	3,322,545
Hess Corp 5.8% 4/1/2047	19,267,000	20,205,681
Hess Corp 7.125% 3/15/2033	5,555,000	6,492,912
Hess Corp 7.3% 8/15/2031	7,267,000	8,395,248
Hess Corp 7.875% 10/1/2029	2,497,000	2,828,956
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	2,324,000	2,580,752
Kinder Morgan Inc 3.6% 2/15/2051	45,000,000	32,305,811
Kinder Morgan Inc 5.55% 6/1/2045	13,098,000	12,950,444
MPLX LP 2.65% 8/15/2030	10,000,000	9,370,616
MPLX LP 4.8% 2/15/2029	5,907,000	6,021,250
MPLX LP 4.95% 9/1/2032	30,643,000	31,197,245
MPLX LP 5.5% 2/15/2049	17,721,000	16,588,748
Occidental Petroleum Corp 5.375% 1/1/2032	6,000,000	6,245,919
Occidental Petroleum Corp 6.45% 9/15/2036	24,570,000	26,762,971
Occidental Petroleum Corp 6.6% 3/15/2046	53,949,000	57,315,849
Occidental Petroleum Corp 7.5% 5/1/2031	40,626,000	46,258,795
ONEOK Inc 4.25% 9/24/2027	9,097,000	9,140,514
ONEOK Inc 4.4% 10/15/2029	9,513,000	9,593,324
ONEOK Inc 4.75% 10/15/2031	18,504,000	18,769,572
Ovintiv Inc 8.125% 9/15/2030	2,868,000	3,301,020
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	7,628,000	7,480,585
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031	8,000,000	8,125,552
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	42,700,000	43,176,291
Targa Resources Corp 4.35% 4/15/2031	11,217,000	11,217,901
Targa Resources Corp 4.35% 1/15/2029	9,536,000	9,613,642
Targa Resources Corp 4.9% 9/15/2030	13,306,000	13,664,393
Targa Resources Corp 5.65% 2/15/2036	38,042,000	39,555,012
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	5,447,000	5,270,556
Western Gas Partners LP 4.65% 7/1/2026	8,954,000	8,956,404
Western Gas Partners LP 4.75% 8/15/2028	6,312,000	6,404,659
Western Gas Partners LP 4.8% 3/1/2031	24,493,000	24,700,488
Williams Cos Inc/The 2.6% 3/15/2031	21,000,000	19,431,856
Williams Cos Inc/The 3.5% 11/15/2030	55,862,000	54,128,376
Williams Cos Inc/The 4.65% 8/15/2032	32,008,000	32,399,760
		755,083,884
TOTAL ENERGY		766,348,102
Financials - 6.5%
Banks - 3.4%
Bank of America Corp 2.299% 7/21/2032 (b)	42,030,000	37,919,118
Bank of America Corp 2.972% 2/4/2033 (b)	21,000,000	19,412,370
Bank of America Corp 3.419% 12/20/2028 (b)	32,593,000	32,255,920
Bank of America Corp 4.183% 11/25/2027	3,728,000	3,731,120
Bank of America Corp 4.25% 10/22/2026	45,120,000	45,188,643
Bank of America Corp 5.015% 7/22/2033 (b)	152,527,000	157,008,800
Bank of America Corp 5.162% 1/24/2031 (b)	12,000,000	12,455,291
Bank of America Corp 5.468% 1/23/2035 (b)	6,000,000	6,287,978
Citigroup Inc 3.785% 3/17/2033 (b)	21,000,000	20,207,736
Citigroup Inc 4.075% 4/23/2029 (b)	14,005,000	14,025,771
Citigroup Inc 4.125% 7/25/2028	3,728,000	3,732,792
Citigroup Inc 4.3% 11/20/2026	9,646,000	9,662,411
Citigroup Inc 4.412% 3/31/2031 (b)	57,587,000	57,887,170
Citigroup Inc 4.45% 9/29/2027	48,296,000	48,587,601
Citigroup Inc 4.503% 9/11/2031 (b)	8,000,000	8,061,069
Citigroup Inc 4.6% 3/9/2026	10,087,000	10,087,959
Citigroup Inc 4.91% 5/24/2033 (b)	5,636,000	5,752,046
Citigroup Inc 5.3% 5/6/2044	5,127,000	4,977,519
Citigroup Inc 5.449% 6/11/2035 (b)	4,000,000	4,171,811
Citizens Financial Group Inc 2.638% 9/30/2032	32,329,000	28,428,720
JPMorgan Chase & Co 2.739% 10/15/2030 (b)	55,000,000	52,585,212
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	23,105,000	21,986,003
JPMorgan Chase & Co 2.963% 1/25/2033 (b)	21,000,000	19,477,245
JPMorgan Chase & Co 4.586% 4/26/2033 (b)	155,774,000	157,407,434
JPMorgan Chase & Co 4.912% 7/25/2033 (b)	38,769,000	39,750,461
JPMorgan Chase & Co 5.103% 4/22/2031 (b)	37,894,000	39,298,639
JPMorgan Chase & Co 5.299% 7/24/2029 (b)	34,500,000	35,510,541
JPMorgan Chase & Co 5.572% 4/22/2036 (b)	36,756,000	38,867,920
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (b)	37,920,000	38,061,081
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (b)	37,921,000	38,154,398
Santander Holdings USA Inc 2.49% 1/6/2028 (b)	29,541,000	29,115,177
Wells Fargo & Co 3.196% 6/17/2027 (b)	34,559,000	34,473,656
Wells Fargo & Co 3.526% 3/24/2028 (b)	46,819,000	46,577,022
Wells Fargo & Co 4.478% 4/4/2031 (b)	77,500,000	78,300,372
Wells Fargo & Co 5.15% 4/23/2031 (b)	45,065,000	46,652,864
Wells Fargo & Co 5.499% 1/23/2035 (b)	27,292,000	28,588,540
Wells Fargo & Co 5.574% 7/25/2029 (b)	38,000,000	39,312,985
Wells Fargo & Co 5.605% 4/23/2036 (b)	35,968,000	37,828,616
		1,351,790,011
Capital Markets - 1.6%
Athene Global Funding 5.339% 1/15/2027 (j)	51,492,000	52,025,575
Athene Global Funding 5.38% 1/7/2030 (j)	2,000,000	2,030,206
Athene Global Funding 5.583% 1/9/2029 (j)	33,136,000	33,873,137
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)	50,634,000	45,669,523
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)	39,600,000	36,743,075
Goldman Sachs Group Inc/The 3.8% 3/15/2030	57,860,000	57,299,173
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (b)	8,000,000	8,049,399
Goldman Sachs Group Inc/The 5.016% 10/23/2035 (b)	4,000,000	4,041,463
Goldman Sachs Group Inc/The 6.75% 10/1/2037	31,825,000	35,748,664
Moody's Corp 3.25% 1/15/2028	12,370,000	12,223,995
Morgan Stanley 2.943% 1/21/2033 (b)	21,000,000	19,342,633
Morgan Stanley 3.622% 4/1/2031 (b)	54,679,000	53,464,755
Morgan Stanley 4.431% 1/23/2030 (b)	23,749,000	23,970,953
Morgan Stanley 4.493% 1/16/2032 (b)	42,053,000	42,296,852
Morgan Stanley 4.889% 7/20/2033 (b)	94,211,000	96,094,869
Morgan Stanley 5.192% 4/17/2031 (b)	23,472,000	24,314,971
Morgan Stanley 5.449% 7/20/2029 (b)	21,363,000	22,028,954
Morgan Stanley 5.664% 4/17/2036 (b)	24,616,000	26,014,085
MSCI Inc 5.15% 3/15/2036	7,569,000	7,500,250
MSCI Inc 5.25% 9/1/2035	37,791,000	37,838,676
		640,571,208
Consumer Finance - 0.6%
Ally Financial Inc 7.1% 11/15/2027	36,750,000	38,522,231
Capital One Financial Corp 3.273% 3/1/2030 (b)	35,931,000	35,044,848
Capital One Financial Corp 3.65% 5/11/2027	72,123,000	71,869,042
Capital One Financial Corp 4.1% 2/9/2027	1,920,000	1,922,649
Capital One Financial Corp 5.247% 7/26/2030 (b)	39,510,000	40,827,086
Ford Motor Credit Co LLC 4.97% 4/6/2029	7,402,000	7,449,205
Ford Motor Credit Co LLC 5.73% 9/5/2030	5,000,000	5,141,800
Synchrony Financial 3.95% 12/1/2027	33,967,000	33,811,288
		234,588,149
Financial Services - 0.4%
Corebridge Financial Inc 3.65% 4/5/2027	35,355,000	35,169,451
Corebridge Financial Inc 3.85% 4/5/2029	14,571,000	14,404,289
Corebridge Financial Inc 3.9% 4/5/2032	20,347,000	19,322,971
Corebridge Financial Inc 4.35% 4/5/2042	3,946,000	3,361,093
Equitable Holdings Inc 4.572% 2/15/2029 (j)	9,015,000	9,048,120
Jackson Financial Inc 3.125% 11/23/2031	4,876,000	4,441,551
Jackson Financial Inc 5.17% 6/8/2027	15,288,000	15,473,918
Jackson Financial Inc 5.67% 6/8/2032	16,451,000	16,823,367
Pine Street Trust II 5.568% 2/15/2049 (j)	31,271,000	29,797,131
		147,841,891
Insurance - 0.5%
Corebridge Global Funding 5.9% 9/19/2028 (j)	20,514,000	21,410,757
Five Corners Funding Trust II 2.85% 5/15/2030 (j)	58,620,000	55,599,436
Hartford Insurance Group Inc/The 2.8% 8/19/2029	6,834,000	6,575,166
Liberty Mutual Group Inc 4.569% 2/1/2029 (j)	17,650,000	17,764,017
Marsh & McLennan Cos Inc 4.375% 3/15/2029	21,405,000	21,627,675
Unum Group 4% 6/15/2029	24,228,000	24,033,445
Unum Group 4.046% 8/15/2041 (j)	1,193,000	989,786
Unum Group 5.75% 8/15/2042	39,437,000	38,947,646
		186,947,928
TOTAL FINANCIALS		2,561,739,187
Health Care - 1.1%
Health Care Providers & Services - 1.0%
Centene Corp 2.45% 7/15/2028	43,675,000	41,164,929
Centene Corp 2.625% 8/1/2031	20,375,000	17,652,376
Centene Corp 3.375% 2/15/2030	21,905,000	20,312,374
Centene Corp 4.25% 12/15/2027	25,155,000	25,002,674
Centene Corp 4.625% 12/15/2029	39,085,000	38,137,825
Cigna Group/The 3.05% 10/15/2027	17,500,000	17,309,400
Cigna Group/The 4.8% 8/15/2038	20,493,000	19,866,389
CVS Health Corp 3% 8/15/2026	3,494,000	3,478,426
CVS Health Corp 3.625% 4/1/2027	9,782,000	9,752,325
CVS Health Corp 4.78% 3/25/2038	33,481,000	31,990,923
CVS Health Corp 5% 1/30/2029	14,082,000	14,452,994
CVS Health Corp 5.25% 1/30/2031	5,774,000	6,017,837
CVS Health Corp 5.55% 6/1/2031	8,000,000	8,440,854
HCA Inc 3.5% 9/1/2030	15,777,000	15,284,202
HCA Inc 3.625% 3/15/2032	4,163,000	3,966,803
HCA Inc 5.625% 9/1/2028	19,767,000	20,397,575
HCA Inc 5.875% 2/1/2029	21,543,000	22,453,888
Humana Inc 3.7% 3/23/2029	13,384,000	13,159,830
Sabra Health Care LP 3.2% 12/1/2031	50,562,000	46,760,097
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	11,480,000	11,696,255
		387,297,976
Pharmaceuticals - 0.1%
Elanco Animal Health Inc 6.65% 8/28/2028 (b)	7,291,000	7,579,738
Utah Acquisition Sub Inc 3.95% 6/15/2026	23,040,000	23,013,906
		30,593,644
TOTAL HEALTH CARE		417,891,620
Industrials - 0.5%
Aerospace & Defense - 0.4%
Boeing Co 5.15% 5/1/2030	21,453,000	22,219,722
Boeing Co 5.705% 5/1/2040	15,530,000	16,157,958
Boeing Co 5.805% 5/1/2050	36,500,000	36,647,464
Boeing Co 5.93% 5/1/2060	15,530,000	15,575,334
Boeing Co 6.259% 5/1/2027	3,461,000	3,545,580
Boeing Co 6.298% 5/1/2029	9,888,000	10,537,126
Boeing Co 6.388% 5/1/2031	7,489,000	8,186,008
Boeing Co 6.528% 5/1/2034	13,015,000	14,592,116
Boeing Co 6.858% 5/1/2054	12,066,000	13,837,635
Boeing Co 7.008% 5/1/2064	11,387,000	13,202,995
		154,501,938
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	3,229,000	3,493,481
Ground Transportation - 0.1%
Uber Technologies Inc 4.15% 1/15/2031	17,815,000	17,745,235
Uber Technologies Inc 4.8% 9/15/2035	14,053,000	13,988,791
		31,734,026
Professional Services - 0.0%
Paychex Inc 5.1% 4/15/2030	3,161,000	3,228,187
Paychex Inc 5.35% 4/15/2032	6,396,000	6,559,437
Paychex Inc 5.6% 4/15/2035	3,443,000	3,529,577
Verisk Analytics Inc 4.45% 3/15/2031	5,071,000	5,095,700
		18,412,901
TOTAL INDUSTRIALS		208,142,346
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.4%
Dell International LLC / EMC Corp 4.15% 2/15/2029	17,769,000	17,832,596
Dell International LLC / EMC Corp 4.5% 2/15/2031	35,196,000	35,366,892
Dell International LLC / EMC Corp 4.75% 10/6/2032	28,466,000	28,732,285
Dell International LLC / EMC Corp 5.1% 2/15/2036	37,190,000	37,326,815
Dell International LLC / EMC Corp 5.3% 10/1/2029	12,450,000	12,921,520
Dell International LLC / EMC Corp 6.2% 7/15/2030	10,663,000	11,456,698
		143,636,806
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc 1.95% 2/15/2028	8,829,000	8,535,101
Broadcom Inc 2.45% 2/15/2031	75,132,000	69,447,756
Broadcom Inc 2.6% 2/15/2033	80,132,000	71,332,368
Broadcom Inc 3.419% 4/15/2033	6,780,000	6,350,475
		155,665,700
Software - 0.2%
Oracle Corp 4.45% 9/26/2030	13,362,000	13,104,831
Oracle Corp 4.8% 9/26/2032	22,287,000	21,777,190
Oracle Corp 5.2% 9/26/2035	20,290,000	19,607,299
Oracle Corp 5.875% 9/26/2045	12,513,000	11,337,594
Oracle Corp 5.95% 9/26/2055	15,687,000	13,804,461
Oracle Corp 6.1% 9/26/2065	16,145,000	13,990,035
		93,621,410
TOTAL INFORMATION TECHNOLOGY		392,923,916
Materials - 0.1%
Chemicals - 0.1%
Celanese US Holdings LLC 6.85% 11/15/2028 (b)	10,731,000	11,292,714
Celanese US Holdings LLC 7.05% 11/15/2030 (b)	17,466,000	18,621,830
Celanese US Holdings LLC 7.2% 11/15/2033 (b)	10,208,000	10,966,924
TOTAL MATERIALS		40,881,468
Real Estate - 2.6%
Diversified REITs - 0.4%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	4,481,000	4,562,397
Piedmont Operating Partnership LP 2.75% 4/1/2032	7,712,000	6,718,706
Store Capital LLC 2.75% 11/18/2030	10,084,000	9,275,138
Store Capital LLC 4.625% 3/15/2029	9,743,000	9,787,973
VICI Properties LP 4.75% 2/15/2028	32,852,000	33,178,577
VICI Properties LP 4.75% 4/1/2028	5,929,000	5,987,251
VICI Properties LP 4.95% 2/15/2030	44,556,000	45,292,016
VICI Properties LP 5.125% 5/15/2032	10,727,000	10,880,743
Vornado Realty LP 2.15% 6/1/2026	10,254,000	10,173,873
WP Carey Inc 3.85% 7/15/2029	7,008,000	6,952,250
		142,808,924
Health Care REITs - 0.8%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	22,618,000	23,078,599
Healthcare Realty Holdings LP 3.1% 2/15/2030	7,500,000	7,183,061
Healthcare Realty Holdings LP 3.5% 8/1/2026	7,811,000	7,779,375
Healthpeak OP LLC 3.25% 7/15/2026	3,144,000	3,135,086
Healthpeak OP LLC 3.5% 7/15/2029	3,594,000	3,522,747
Omega Healthcare Investors Inc 3.25% 4/15/2033	32,018,000	28,911,520
Omega Healthcare Investors Inc 3.625% 10/1/2029	33,134,000	32,287,379
Omega Healthcare Investors Inc 4.5% 4/1/2027	74,033,000	74,147,781
Omega Healthcare Investors Inc 4.75% 1/15/2028	36,570,000	36,922,386
Ventas Realty LP 3% 1/15/2030	43,597,000	41,795,949
Ventas Realty LP 4% 3/1/2028	12,591,000	12,585,403
Ventas Realty LP 4.75% 11/15/2030	53,358,000	54,517,402
		325,866,688
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	9,405,000	8,721,500
Office REITs - 0.3%
Boston Properties LP 3.25% 1/30/2031	20,338,000	19,156,862
Boston Properties LP 4.5% 12/1/2028	20,395,000	20,566,544
Boston Properties LP 6.75% 12/1/2027	23,825,000	24,861,043
COPT Defense Properties LP 2.25% 3/15/2026	8,922,000	8,915,415
COPT Defense Properties LP 2.75% 4/15/2031	7,692,000	7,103,588
COPT Defense Properties LP 4.5% 10/15/2030	3,563,000	3,578,555
Hudson Pacific Properties LP 4.65% 4/1/2029	42,373,000	37,711,970
		121,893,977
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP 3.95% 11/15/2027	24,749,000	24,259,257
Brandywine Operating Partnership LP 4.55% 10/1/2029	31,499,000	29,714,818
Brandywine Operating Partnership LP 8.3% 3/15/2028	32,475,000	34,270,835
CBRE Services Inc 2.5% 4/1/2031	30,503,000	27,829,436
Tanger Properties LP 2.75% 9/1/2031	23,464,000	21,460,869
Tanger Properties LP 3.125% 9/1/2026	16,163,000	16,068,977
Tanger Properties LP 3.875% 7/15/2027	8,715,000	8,693,793
		162,297,985
Residential REITs - 0.2%
American Homes 4 Rent LP 2.375% 7/15/2031	4,099,000	3,694,871
American Homes 4 Rent LP 3.625% 4/15/2032	16,949,000	16,087,785
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	23,566,000	22,936,697
Sun Communities Operating LP 2.3% 11/1/2028	8,675,000	8,285,899
Sun Communities Operating LP 2.7% 7/15/2031	24,304,000	22,303,839
		73,309,091
Retail REITs - 0.5%
Brixmor Operating Partnership LP 4.05% 7/1/2030	26,564,000	26,326,043
Brixmor Operating Partnership LP 4.125% 5/15/2029	28,249,000	28,297,315
Brixmor Operating Partnership LP 4.125% 6/15/2026	25,594,000	25,587,854
Kite Realty Group LP 5.5% 3/1/2034	5,710,000	5,958,074
Kite Realty Group Trust 4.75% 9/15/2030	50,933,000	51,927,401
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033	10,439,000	10,457,360
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	6,694,000	7,086,485
Realty Income Corp 2.2% 6/15/2028	4,085,000	3,935,486
Realty Income Corp 2.85% 12/15/2032	5,025,000	4,578,409
Realty Income Corp 3.25% 1/15/2031	5,362,000	5,145,184
Realty Income Corp 3.4% 1/15/2028	8,338,000	8,268,373
Simon Property Group LP 2.45% 9/13/2029	8,537,000	8,116,144
Simon Property Group LP 3.375% 12/1/2027	17,457,000	17,344,035
		203,028,163
TOTAL REAL ESTATE		1,037,926,328
Utilities - 0.9%
Electric Utilities - 0.3%
Alabama Power Co 3.05% 3/15/2032	33,143,000	31,113,931
Cleco Corporate Holdings LLC 3.375% 9/15/2029	19,437,000	18,507,813
Duke Energy Corp 2.45% 6/1/2030	14,856,000	13,922,507
Duquesne Light Holdings Inc 2.532% 10/1/2030 (j)	7,078,000	6,551,713
Duquesne Light Holdings Inc 2.775% 1/7/2032 (j)	24,917,000	22,594,677
Exelon Corp 3.35% 3/15/2032	8,906,000	8,416,331
Exelon Corp 4.05% 4/15/2030	9,268,000	9,240,293
Exelon Corp 5.3% 3/15/2033	3,000,000	3,143,678
Southern Co/The 4.85% 3/15/2035	4,000,000	3,992,734
		117,483,677
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 2.45% 1/15/2031	9,301,000	8,624,764
AES Corp/The 3.95% 7/15/2030 (j)	66,879,000	65,721,315
		74,346,079
Multi-Utilities - 0.4%
NiSource Inc 2.95% 9/1/2029	47,860,000	46,215,393
NiSource Inc 3.6% 5/1/2030	21,965,000	21,546,112
NiSource Inc 5.8% 2/1/2042	11,523,000	11,747,977
NiSource Inc 5.95% 6/15/2041	17,565,000	18,433,044
Puget Energy Inc 4.1% 6/15/2030	17,963,000	17,729,738
Puget Energy Inc 4.224% 3/15/2032	30,357,000	29,670,321
		145,342,585
TOTAL UTILITIES		337,172,341
TOTAL UNITED STATES		6,589,166,138
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $8,108,360,858)		7,965,239,364

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of Nova Scotia/The CME Term SOFR 3 month Index + 2.9096%, 6.5593% (b)(c)(i) (Cost $7,052,335)	6,962,000	7,017,024

U.S. Government Agency - Mortgage Securities - 19.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 19.9%
Fannie Mae 2.5% 4/1/2052	4,567,857	4,016,965
Fannie Mae 3% 12/1/2051	40,599,465	37,093,015
Fannie Mae 3.5% 12/1/2036	3,258,098	3,219,337
Fannie Mae 3.5% 5/1/2036	2,478,393	2,454,298
Fannie Mae 6.5% 7/1/2054	3,084,637	3,258,869
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.365%, 6.095% 10/1/2035 (b)(c)	20,817	21,385
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 6.32% 4/1/2037 (b)(c)	36,761	38,008
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 5.96% 1/1/2035 (b)(c)	8,196	8,452
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (b)(c)	8,019	8,236
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (b)(c)	10,635	10,991
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.44% 3/1/2037 (b)(c)	40,530	42,052
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6093%, 6.369% 5/1/2035 (b)(c)	43,610	44,993
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.61%, 6.36% 8/1/2035 (b)(c)	4,648	4,805
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.315% 9/1/2036 (b)(c)	8,409	8,712
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6669%, 6.391% 11/1/2036 (b)(c)	33,747	34,914
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6731%, 6.22% 3/1/2033 (b)(c)	18,512	19,074
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6834%, 6.511% 5/1/2036 (b)(c)	26,301	27,249
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6919%, 6.305% 7/1/2043 (b)(c)	34,074	35,733
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.592% 6/1/2042 (b)(c)	163,770	171,818
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7392%, 6.152% 3/1/2040 (b)(c)	69,480	72,636
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.279% 7/1/2035 (b)(c)	20,263	20,947
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 8/1/2041 (b)(c)	121,887	128,000
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.07% 1/1/2042 (b)(c)	155,772	163,585
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (b)(c)	52,869	55,521
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8063%, 6.388% 12/1/2040 (b)(c)	1,340,360	1,407,587
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.06% 12/1/2039 (b)(c)	24,293	25,423
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.508% 7/1/2041 (b)(c)	107,778	113,184
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (b)(c)	92,287	96,916
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.593% 2/1/2042 (b)(c)	68,837	72,289
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.825%, 6.587% 2/1/2035 (b)(c)	6,494	6,753
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (b)(c)	31,301	32,566
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.95%, 6.785% 9/1/2036 (b)(c)	36,600	38,203
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (b)(c)	37,894	39,651
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (b)(c)	21,636	22,335
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.2261%, 6.277% 12/1/2033 (b)(c)	99,562	102,509
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.217% 6/1/2036 (b)(c)	53,215	55,060
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.275%, 6.379% 10/1/2033 (b)(c)	29,531	30,479
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.392% 7/1/2034 (b)(c)	16,477	16,984
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.462%, 6.366% 5/1/2035 (b)(c)	7,911	8,182
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	11,722,073	10,722,710
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	1,446,150	1,251,563
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	29,990,085	23,880,427
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	244,323	224,028
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	1,419,414	1,230,183
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	29,552,298	25,357,843
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	169,315	155,251
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	1,448,981	1,254,896
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	1,475,422	1,275,971
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	24,213,079	19,242,495
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	1,508,780	1,303,991
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2051	2,764,651	2,197,110
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	9,746,544	7,739,632
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	9,107,836	7,238,133
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	924,714	743,264
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2050	60,931	48,670
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2051	702,072	557,947
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	4,836,994	3,844,031
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	11,675,758	10,407,743
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	16,784	14,971
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	7,503,498	6,349,494
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	2,026,558	1,696,517
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	1,537,892	1,287,434
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	18,553,105	15,659,136
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	13,789	12,401
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	8,457,517	7,544,027
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	6,755,817	6,025,132
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	5,529,815	4,651,705
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	979,479	819,963
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	972,615	814,217
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	29,550,662	24,941,261
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	18,588,368	15,630,810
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,724,514	1,449,052
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	5,983,428	5,376,940
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	4,339,900	3,900,732
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	1,640,586	1,479,306
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,110,007	932,009
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,000,611	837,341
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	800,773	673,614
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	12,870,673	10,814,802
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	8,999,073	7,567,249
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	5,011,872	4,230,105
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	3,302,433	3,251,905
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	14,715,960	13,211,551
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	508,713	428,249
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	83,814	70,348
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	12,836	10,773
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	333,192	281,116
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	1,945,165	1,745,389
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	43,138,066	36,072,245
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	147,410	123,726
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	14,841,066	12,540,026
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	14,841,232	12,489,149
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,180,879	3,510,441
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,657,537	1,398,990
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,519,560	1,368,625
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,430,230	1,283,167
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,644,844	1,375,426
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,119,039	935,746
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	1,099,179	989,845
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	16,565	14,834
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	5,416,929	4,847,940
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	5,443,311	4,584,040
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,742,733	2,290,914
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,045,379	880,031
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	351,439	294,753
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	101,640	85,246
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	951,328	796,991
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	436,404	368,333
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	899,257	753,368
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	2,031,854	1,975,679
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	5,389,002	4,742,446
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	2,031,930	1,976,444
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	910,272	885,719
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	17,135	16,673
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2032	37,552	36,389
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	1,818,471	1,716,962
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	5,412,007	4,990,168
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	36,462,668	32,281,698
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	1,287,868	1,252,686
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	19,908	19,364
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	5,450	5,292
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	7,165,785	6,842,846
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	4,598,401	4,256,205
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	989,597	911,073
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	29,345,060	25,824,331
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	7,594,391	6,697,479
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	3,601,046	3,500,283
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	136,980	133,490
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	4,404	4,275
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051 (e)	12,984,744	11,426,875
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	11,415,246	10,038,546
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	38,152	33,467
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	1,083,633	1,054,395
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	3,030,314	2,797,174
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	409,829	357,201
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	947,393	878,560
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	1,648,634	1,530,916
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	5,568,579	4,886,557
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	6,589,671	5,797,003
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	65,417	64,016
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	1,951,328	1,898,000
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	2,845,806	2,624,938
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,669,353	1,470,112
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	890,693	869,169
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	677,751	628,418
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,945,378	1,794,185
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,513,491	1,394,925
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,467,839	1,360,415
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	423,142	389,489
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	174,612	160,525
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	16,782,802	14,811,210
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	16,752,631	14,774,114
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	13,253,743	11,676,026
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	15,430,880	13,608,463
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	15,170,246	13,430,759
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	25,282,666	22,312,537
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	1,151,690	1,122,331
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	66,428	64,656
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	4,602,134	4,259,715
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	5,682,211	5,241,119
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	1,983,208	1,826,628
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	1,533,031	1,415,649
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	21,841,939	19,337,446
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	12,134,488	10,716,550
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	1,261,714	1,229,946
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	752,450	733,278
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	9,151,216	8,438,546
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	157,450	153,149
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	33,057	32,166
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	11,443,413	10,131,261
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	17,979	17,630
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	3,917,815	3,689,133
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	478,772	449,982
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	456,262	429,583
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	425,062	399,919
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	387,451	363,864
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	286,647	269,589
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	234,217	221,547
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	179,606	170,097
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	109,062	103,076
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	90,985	85,599
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	88,591	83,406
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	78,893	74,631
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	79,191	74,373
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	71,238	66,910
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	69,149	64,964
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	61,218	57,598
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	60,217	56,588
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	54,302	51,113
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	53,318	50,171
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	41,207	38,900
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	29,129	27,266
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	5,799	5,441
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	4,822	4,546
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	125,035	118,185
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	12,815,245	11,688,408
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	334,129	302,974
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	171,794	156,313
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	91,225	85,723
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	6,161	5,811
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	4,625	4,358
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	1,421,699	1,321,125
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	89,274	82,680
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	1,397,321	1,274,018
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	257,588	252,496
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	1,297,100	1,278,011
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	2,012,140	1,896,638
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	216,288	203,789
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	72,779	68,628
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	64,776	60,903
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	64,012	60,556
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	59,440	56,554
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	25,700	24,212
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	22,024	20,717
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	10,906	10,217
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	4,082	3,820
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,788,290	1,661,783
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,737,759	1,614,826
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	136,038	126,032
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	2,520,992	2,299,322
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	11,209,821	10,325,737
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	10,008,020	9,171,806
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	7,748,479	7,091,374
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	7,486,365	6,846,809
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	357,739	326,171
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	117,774	108,228
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	85,080	78,184
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	6,239	6,153
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	3,580,503	3,520,699
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	531,214	522,367
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2039	244,051	234,489
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	1,115,520	1,051,820
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	484,993	456,202
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	280,500	263,972
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	199,169	186,594
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	196,232	184,709
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	186,050	175,137
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	177,412	166,539
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	175,300	164,996
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	81,792	77,553
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	54,683	51,509
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	37,129	34,935
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	33,377	31,621
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	25,078	23,786
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	24,608	23,190
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	17,045	16,025
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	14,770	13,900
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,460	4,203
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	2,954	2,767
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2044	17,910	16,644
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	87,187	80,720
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	3,354	3,106
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	23,121,386	21,088,336
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	4,343,752	3,976,740
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,940,291	2,690,942
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,519,265	1,385,202
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	2,187,827	2,159,529
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	903,203	890,333
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	3,123,337	2,935,047
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,660,948	1,563,747
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,286,653	1,210,313
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,076,598	1,012,028
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	638,995	601,546
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	577,219	542,543
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	510,471	478,831
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	308,016	290,543
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	261,380	245,823
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	217,901	204,838
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	42,148	39,474
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	37,757	35,560
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	22,668	21,301
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	17,635	16,510
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,399	11,609
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	11,033	10,393
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	10,303	9,711
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	10,108	9,481
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,341	1,288
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	38,075	35,179
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2049	5,550	5,107
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	8,690,114	8,002,036
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (d)(e)	23,333,624	21,332,955
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	8,341,278	7,626,081
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,041,214	951,938
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	975,478	891,839
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	950,881	934,328
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2035	53,712	52,219
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	905,080	852,082
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	245,840	231,252
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	53,467	50,277
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	38,707	36,415
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	33,905	31,932
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	12,480	11,734
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	10,600	9,955
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	5,732	5,390
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	18,601	17,361
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	235,120	219,982
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	93,710	86,926
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	122,622	113,641
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	633,429	588,619
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	11,567,758	10,622,910
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	7,445,291	6,797,611
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,993,809	1,814,133
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	3,489	3,450
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	609,421	573,213
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	35,747	33,595
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	19,206	18,042
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	9,381	8,809
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	8,866	8,334
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	199,033	185,886
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	9,851,968	9,065,737
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	2,970,076	2,788,182
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	2,347,340	2,207,151
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	162,361	152,623
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	90,713	85,275
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	90,553	84,660
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	45,988	43,385
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	42,898	40,162
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	37,206	34,793
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	26,326	24,742
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	22,620	21,261
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	18,045	16,944
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	11,423	10,726
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	1,320,023	1,228,236
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	87,155	81,506
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	47,452	44,721
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	578,890	538,119
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	2,183,684	2,010,781
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	5,931	5,420
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	133,471	125,314
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	36,557	34,259
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	26,298	24,608
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	6,343	5,974
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	2,251,779	2,116,375
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	90,446	84,373
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	112,782	104,522
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	309,477	280,717
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	446,544	408,256
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	2,571,115	2,535,279
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	120,030	116,175
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2037	268,944	261,097
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	570,133	537,867
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	9,846	9,256
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	544,689	510,382
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	16,744	15,691
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	15,986	15,018
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	518,365	484,267
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	453,370	423,383
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	1,966,344	1,827,855
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	131,102	121,418
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	17,212	15,994
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	14,518,409	13,355,239
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2039	423,555	407,622
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	14,666	13,739
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	696,804	652,947
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	488,323	458,611
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	157,262	147,514
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	6,907	6,470
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	2,702,651	2,511,824
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	498,193	463,615
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	263,342	244,521
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	96,919	89,714
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	31,870	29,516
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	5,955,323	5,465,173
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	1,960,034	1,788,914
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	400,683	393,216
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	5,647,743	5,553,394
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	1,831,585	1,722,499
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	307,408	288,254
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	112,463	105,539
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	83,594	78,272
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	10,194,609	9,470,237
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	8,817,620	8,191,089
Fannie Mae Mortgage pass-thru certificates 3.4% 8/1/2042	30,287	29,012
Fannie Mae Mortgage pass-thru certificates 3.4% 9/1/2042	14,190	13,578
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2041	3,171	3,086
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2041	1,616	1,571
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	35,926	34,837
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	9,458	9,162
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	962,228	931,409
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	200,515	194,021
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	1,011,178	968,354
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	8,734	8,358
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	4,607	4,409
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	3,613,333	3,476,113
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	6,201	5,921
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	912,126	866,656
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	437,038	413,066
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	63,904	62,163
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	13,533	13,166
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2041	1,251	1,214
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	3,783,930	3,663,694
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	1,222,322	1,183,732
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	864,468	840,489
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	357,031	345,772
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	219,888	212,996
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	63,495	61,411
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	7,247	7,039
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	998,814	959,383
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	3,304,079	3,180,668
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	13,649,423	13,143,870
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	221,927	214,392
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	208,163	201,307
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	117,693	113,523
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	73,343	71,002
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	29,293	28,333
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	131,379	126,073
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	121,574	117,524
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2040	30,838	30,029
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2040	2,523	2,455
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	33,446	32,514
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	14,745	14,279
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	3,468	3,368
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	2,479	2,403
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	2,142	2,078
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	266,735	258,633
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	93,518	90,552
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2044	3,762	3,628
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	11,008	10,624
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	3,888,174	3,759,152
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,234,233	1,181,963
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	460,024	440,542
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	2,075,575	1,983,781
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	12,589,727	11,903,103
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2041	8,948	8,704
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2041	2,870	2,791
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	727,942	702,585
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	168,794	163,352
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	156,597	150,875
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	43,883	42,134
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	22,611	21,668
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	1,808,091	1,714,566
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2041	8,384	8,156
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	756,158	729,623
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	734,461	710,121
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	18,499	17,923
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	1,839,270	1,777,470
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	1,421,209	1,372,448
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	265,039	256,168
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	186,740	180,586
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	16,432	15,894
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	15,644	15,072
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	6,359,459	6,106,029
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	5,289,389	5,078,602
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	1,521,556	1,470,081
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	865,960	836,438
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	52,222	50,324
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	7,693,964	7,370,522
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	858,955	824,724
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	530,989	503,025
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2041	2,855	2,775
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	138,761	134,427
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	47,910	46,395
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	5,896	5,713
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	2,017,824	1,949,597
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	37,413	36,246
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	14,988	14,509
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	203,426	196,200
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	495,871	475,026
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	298,628	286,074
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	7,676	7,353
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	5,980,795	5,790,266
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	2,425,385	2,304,477
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2040	3,420	3,316
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	1,510,103	1,462,796
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	526,820	511,209
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	152,544	147,531
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	1,158,953	1,123,295
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	299,240	289,811
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	4,356	4,210
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2044	7,871	7,578
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	5,415,975	5,200,143
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	1,272,007	1,218,136
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	452,850	434,521
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	13,113,349	12,500,616
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	877,271	849,411
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	832,161	805,998
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	444,771	430,661
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	217,777	211,461
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	173,607	168,521
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	83,780	81,115
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	73,753	71,578
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	20,452	19,795
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	10,815	10,471
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	1,057,776	1,015,622
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	361,592	346,957
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	2,177,528	2,096,195
Fannie Mae Mortgage pass-thru certificates 3.65% 5/1/2042	3,721	3,624
Fannie Mae Mortgage pass-thru certificates 3.65% 8/1/2042	9,787	9,525
Fannie Mae Mortgage pass-thru certificates 3.9% 4/1/2042	4,756	4,705
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	2,913,275	2,903,913
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	278,199	277,141
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	113,214	112,805
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	92,988	92,710
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	76,824	76,533
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	35,596	35,458
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	31,281	31,184
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	31,094	30,989
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	29,867	29,770
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	29,555	29,483
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	28,177	28,121
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	14,761	14,708
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	14,172	14,104
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	12,681	12,682
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	10,987	10,963
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	8,654	8,634
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	296,589	295,580
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	140,175	139,526
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	13,315	13,294
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	3,225	3,205
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	2,303,844	2,293,692
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	102,680	101,988
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	52,831	52,527
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	69,256	68,576
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	220,844	218,366
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	2,158	2,152
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	164,474	163,974
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	89,151	88,902
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	52,945	52,793
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	27,820	27,693
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	27,245	27,183
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	21,638	21,585
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	14,091	14,063
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	3,466,157	3,452,618
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	176,186	175,452
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	148,589	147,877
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	46,410	46,234
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	20,722	20,651
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	12,884	12,887
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	50,625	50,286
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	14,270	14,225
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	870,962	867,193
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	144,522	143,462
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	974,477	965,155
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	211,242	208,813
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	224,937	222,553
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,378,690	4,364,853
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	92,306	91,656
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	86,958	86,545
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	86,740	86,471
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	58,271	58,115
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	40,576	40,485
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	36,578	36,435
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	34,254	34,109
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	34,091	34,001
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	32,337	32,222
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	31,246	31,158
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	30,812	30,720
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	27,838	27,751
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	26,572	26,477
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	26,555	26,431
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	24,203	24,113
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	23,574	23,508
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	22,758	22,663
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	21,000	20,941
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	21,006	20,940
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	16,266	16,197
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	15,429	15,356
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	13,762	13,711
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	13,620	13,589
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	10,879	10,828
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	9,135	9,125
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,441	6,413
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,444	3,438
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	2,205,561	2,196,782
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	87,594	87,237
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	70,849	70,541
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	51,302	50,980
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	11,943	11,892
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	32,444	32,311
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	3,342,256	3,307,557
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2046	498,002	491,636
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	294,436	291,224
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	35,322	34,936
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	518,730	517,118
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	114,616	114,233
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	94,597	94,311
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	83,380	83,071
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	52,033	51,855
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	43,900	43,758
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	36,037	35,993
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	30,330	30,268
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	25,104	25,012
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	19,585	19,518
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	17,135	17,085
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	16,660	16,614
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	16,154	16,100
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	12,905	12,856
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	11,119	11,089
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	10,570	10,554
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	9,178	9,152
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	8,359	8,341
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,211	5,190
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,868	3,856
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,022	2,010
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	676,611	673,651
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	345,601	344,155
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	99,605	99,193
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	67,143	66,856
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	29,246	29,110
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	204,488	203,716
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	16,781	16,715
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	46,433	46,036
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	16,416	16,274
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	1,911,576	1,891,921
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	274,873	271,776
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	272,400	269,316
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	614,664	605,270
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	171,129	169,209
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	2,405,098	2,397,490
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	348,277	347,129
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	102,966	102,816
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	99,506	99,168
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	44,265	44,078
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	33,027	32,936
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	27,475	27,389
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	27,329	27,238
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	25,480	25,383
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	20,475	20,401
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	15,113	15,061
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	8,496	8,464
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	236,593	235,502
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	198,596	197,938
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	38,575	38,357
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	32,733	32,634
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	18,414	18,332
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	17,965	17,858
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	6,535	6,527
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	50,850	50,490
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	759,028	751,553
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	3,717,509	3,675,793
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	21,488	21,159
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	147,499	145,844
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	76,967	76,957
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	12,964	12,932
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	5,370	5,358
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	284,149	283,036
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	138,568	137,889
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	135,934	135,433
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	107,617	107,091
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	74,984	74,714
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	67,114	66,980
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	60,315	60,109
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	53,363	53,108
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	37,244	37,135
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	28,394	28,344
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	25,145	25,058
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	18,925	18,869
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	14,190	14,137
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	12,368	12,332
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,267	2,260
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	140,707	140,109
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	123,284	122,597
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	91,145	90,718
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	87,269	86,796
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	18,186	18,113
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	27,128	26,862
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	5,478,867	5,423,528
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	1,594,390	1,587,030
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	266,016	262,948
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	21,859	21,607
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	1,059,023	1,054,473
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	738,832	735,702
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	347,162	345,667
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	208,438	207,441
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	156,085	155,236
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	153,122	152,146
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	56,780	56,473
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	55,922	55,648
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	51,754	51,502
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	21,481	21,432
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	10,642	10,583
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	365,500	362,942
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	35,578,681	35,263,859
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	25,344	25,100
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	24,269	24,007
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	16,581	16,404
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	153,793	152,212
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	3,345,912	3,297,910
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	798,144	785,696
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	754,617	742,848
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	5,051,116	4,962,866
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	37,387	36,968
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	122,058	120,730
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	3,404,654	3,355,810
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	1,333,600	1,312,800
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	8,223	8,207
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	6,698	6,683
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	3,537	3,527
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	28,783	28,684
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	371,403	367,938
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	355,059	350,742
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	8,355	8,343
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	3,353	3,345
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	10,845	10,793
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043	91,689	90,999
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	84,729	83,858
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	317,509	314,343
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	290,021	286,858
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	74,541	73,635
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	1,878,033	1,849,916
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	305,578	301,003
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	37,465	37,045
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	72,837	72,701
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	24,578	24,536
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	4,170	4,158
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	307,022	304,892
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	108,063	107,258
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	92,126	91,423
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	59,529	58,916
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	36,609	36,305
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	36,084	35,681
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	360,297	359,448
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	190,458	191,654
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	165,999	165,356
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	68,108	67,842
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	161,139	160,462
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	73,158	72,722
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	39,279	39,213
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	17,349	17,284
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	4,518	4,496
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	379,726	375,702
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	221,910	219,490
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	19,798	19,582
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	374,767	370,445
Fannie Mae Mortgage pass-thru certificates 4.25% 11/1/2041	8,617	8,652
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	108,535	110,107
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	730	740
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	11,725	11,902
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	8,449	8,575
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	187,094	189,789
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	14,868	15,099
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	14,005	14,216
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	6,793	6,897
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	2,875	2,899
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	56,709	57,655
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	223,895	227,693
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	90,037	91,547
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	5,973	6,074
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	26,486	26,917
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	3,689	3,750
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	71,305	71,800
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	46,941	47,238
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	86,158	86,406
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	12,015	12,050
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	9,542	9,549
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	144,944	146,839
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	105,650	107,066
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	35,066	35,559
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	28,628	28,922
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2034	52,808	53,461
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	72,361	73,592
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	12,677	12,889
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	2,263	2,299
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	88,648	90,145
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	10,480	10,658
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	1,114,997	1,134,073
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	23,529	23,930
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	251,858	255,908
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	24,642	25,015
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	101,636	102,373
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	34,825	34,979
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	57,175	58,052
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	40,523	41,139
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2037	39,833	40,276
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	75,308	76,589
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	27,767	28,233
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	24,615	25,032
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	1,239	1,260
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	356,921	363,001
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	42,496	43,217
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	20,650	20,979
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	650,885	661,969
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	17,794	18,097
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	2,248	2,284
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	33,009	33,393
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	5,662	5,728
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	1,684,607	1,713,392
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2046	127,352	128,275
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	11,588	11,640
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	3,867	3,885
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	50,918	51,001
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	9,658	9,786
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	2,665	2,699
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	1,494	1,517
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	860	872
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	6,016	6,112
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	4,880	4,957
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	18,068	18,316
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	680,699	692,074
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	507	516
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	473,713	481,803
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	138,381	140,711
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	31,596	32,134
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	23,422	23,821
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	22,387	22,762
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	20,170	20,513
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	18,560	18,877
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	461,096	468,884
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	40,135	40,813
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	634,929	645,416
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	8,594	8,719
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	4,410	4,470
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	335,461	337,893
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	169,172	170,398
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2033	2,720	2,752
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2035	16,638	16,888
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2036	5,528	5,611
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2040	29,754	30,255
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	64,355	65,453
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	40,951	41,647
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	6,475	6,585
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	3,200	3,254
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	56,948	57,866
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	4,025,115	4,093,565
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	56,420	57,383
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	80,310	80,867
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	56,695	56,858
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	44,500	44,628
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	26,961	26,980
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2034	57,863	58,551
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	87,908	89,263
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	43,527	44,191
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	3,445,401	3,511,300
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	59,630	60,518
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	18,781	19,043
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	203,741	207,221
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	6,448	6,558
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	4,255	4,297
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	4,243	4,315
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	33,954	34,349
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	1,679,769	1,708,253
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	403,175	409,972
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	253,414	255,648
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	259,017	260,491
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	63,477	63,838
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	50,631	50,982
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	49,472	49,614
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	10,289	10,319
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	122,393	124,093
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	79,392	80,532
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	74,144	75,093
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	58,618	59,450
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	52,839	53,555
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	37,021	37,567
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	34,973	35,491
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	23,638	23,937
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	2,318,049	2,350,933
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	409,358	414,913
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	91,795	93,064
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	12,596	12,807
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	1,794	1,824
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	147,374	149,845
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	35,653	36,263
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	11,295	11,485
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	3,289	3,345
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	198,672	201,959
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	20,587	20,926
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	10,617	10,740
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	262,140	263,419
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	174,406	175,398
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	78,972	79,742
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	61,609	61,959
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	32,862	33,049
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	7,357	7,399
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	34,255	34,322
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	13,596	13,557
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	116,327	117,996
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	87,172	88,353
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	82,572	83,728
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	80,677	81,758
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	79,545	80,730
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	59,222	60,046
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	55,483	56,250
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	54,525	55,325
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	49,752	50,366
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	47,381	48,048
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	46,499	47,191
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	43,630	44,270
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	37,910	38,423
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	36,614	37,149
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	27,301	27,663
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	21,248	21,561
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	18,943	19,214
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	10,506	10,605
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	9,952	10,099
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	2,440	2,468
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2037	81,806	82,881
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	7,269,004	7,408,037
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	5,881	5,979
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	22,299	22,676
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	94,325	95,937
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	59,428	60,431
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	54,482	55,410
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	239,316	240,678
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	144,087	144,907
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	94,758	95,415
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	43,409	43,710
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	105,109	105,345
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	77,712	78,498
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	57,563	58,220
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	40,025	40,586
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	116,133	117,770
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	83,380	84,570
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	63,523	64,383
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	31,682	32,111
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	25,210	25,563
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	14,188	14,362
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	13,413	13,611
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	1,756,199	1,789,789
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	4,614	4,692
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	115,030	116,970
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	88,800	90,097
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	40,655	41,344
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	896,611	911,058
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	29,611	29,937
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	54,490	54,970
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	39,753	40,103
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	4,341,247	4,367,303
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	180,750	181,553
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	134,071	134,875
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	72,690	73,013
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	45,025	45,323
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2026	51	51
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	74,460	75,380
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	45,326	45,964
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	14,311	14,490
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	10,827	10,882
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	869	878
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	416	419
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	892,641	907,597
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	120,107	122,151
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	36,784	37,399
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	20,536	20,881
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	7,486	7,612
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	4,753	4,832
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	75,465	76,739
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	26,324	26,773
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	23,588	23,983
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	2,628	2,672
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	13,770	13,930
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	327,382	329,346
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	56,641	56,892
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	161,259	163,499
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	134,170	135,764
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	129,220	130,876
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	122,493	124,152
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	120,443	121,986
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	107,817	109,234
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	107,302	108,795
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	98,390	99,726
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	96,865	98,075
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	94,021	95,328
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	94,029	95,088
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	80,073	81,039
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	79,095	80,073
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	68,699	69,642
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	56,544	57,300
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	53,067	53,779
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	53,049	53,722
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	50,498	51,214
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	43,164	43,710
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	36,369	36,851
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	35,281	35,643
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	33,990	34,429
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	32,483	32,778
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	31,009	31,260
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	30,125	30,479
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	14,750	14,945
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	14,109	14,308
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,523	6,610
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,359	4,420
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	3,902	3,954
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,035	2,062
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,545	1,559
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,014	1,023
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	994	1,007
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	482	488
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	13,153	13,281
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	4,669,253	4,758,561
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	8,997	9,148
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	8,600	8,744
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	5,785	5,882
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	37,908	38,557
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	23,293	23,691
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	2,926	2,975
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	39,663	40,342
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	28,986	29,477
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	14,114	14,348
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	1,794	1,824
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2042	1,633,939	1,661,624
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	1,816	1,845
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2047	3,129	3,143
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	3,949,432	3,952,154
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	182,112	184,609
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	167,108	169,461
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	162,991	165,076
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	162,450	164,454
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	133,158	134,902
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	115,336	116,881
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	105,694	107,078
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	103,439	104,906
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	99,413	100,638
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	83,362	84,513
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	80,622	81,691
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	78,737	79,684
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	73,137	74,148
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	68,560	69,498
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	67,707	68,650
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	51,011	51,735
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	48,626	49,284
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	48,165	48,844
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	38,672	39,178
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	37,082	37,604
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	35,317	35,594
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	29,982	30,407
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	18,181	18,428
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	17,768	17,968
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	6,519	6,606
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	2,193	2,222
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	240,183	243,735
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	15,472	15,689
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	12,587	12,766
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	112,792	114,717
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	49,902	50,749
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	13,242	13,468
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	10,296	10,461
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	146,823	149,323
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	8,639	8,784
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	266,045	270,157
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	60,396	60,664
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	13,559	13,619
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	7,128,895	7,162,770
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2029	627	635
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	68,703	71,128
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	11,454,318	11,664,415
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	8,613,287	8,776,657
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	91,554	93,970
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	5,437,561	5,554,290
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	4,172,979	4,252,129
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,682,237	2,729,759
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	2,930,422	2,984,172
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	294,356	302,131
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	49,983	51,382
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	7,298	7,469
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	5,290	5,485
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	6,629	6,864
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	2,860	2,959
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	405,023	408,098
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	5,922	6,137
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2052	1,928,286	1,974,501
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	1,198,152	1,229,459
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	104,472	107,202
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	10,210	10,569
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	4,206	4,360
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	713,752	730,413
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	10,745	11,000
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	4,930	5,050
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	104,964	107,920
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	8,926	9,253
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	4,124	4,274
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	1,572	1,628
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	3,481	3,609
Fannie Mae Mortgage pass-thru certificates 5.31% 8/1/2041 (b)	939,713	959,899
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	14,700,648	15,171,788
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	10,223,001	10,595,363
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	10,083,169	10,422,078
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	2,084,810	2,149,020
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	10,997,053	11,342,624
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	5,902,934	6,106,874
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	20,099,935	20,794,366
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	7,564,611	7,844,281
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	10,926,698	11,276,886
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.475%, 6.03% 10/1/2033 (b)(c)	7,634	7,800
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 5.755% 1/1/2035 (b)(c)	9,866	10,113
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 5.76% 2/1/2033 (b)(c)	2,351	2,400
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.785% 3/1/2035 (b)(c)	13,207	13,553
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.907% 12/1/2034 (b)(c)	16,218	16,621
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.066% 10/1/2033 (b)(c)	6,032	6,171
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.744% 7/1/2035 (b)(c)	8,616	8,855
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 6.585% 9/1/2035 (b)(c)	9,314	9,668
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	18,771	19,881
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	18,794	19,841
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	3,526	3,716
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	358,743	380,657
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	346,270	368,177
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	25,309	26,928
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	138,639	145,891
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	18,875	19,812
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	21,923	23,183
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	19,956	21,098
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,571	3,760
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,127	3,277
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,057	2,177
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,574	1,662
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,015	1,074
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	645	683
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	276	292
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	333,668	353,388
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	5,594,856	5,856,532
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	106,995	112,678
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	47,384	49,804
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	43,891	46,049
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	6,097	6,456
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	4,751	5,031
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,640	1,733
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,448	1,533
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	58,998	62,847
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	15,173,760	15,864,481
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	5,609,530	5,871,892
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	2,219,974	2,324,497
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	141,420	150,765
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	13,414	14,056
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	120,984	128,699
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	10,641	11,329
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	7,145,762	7,475,509
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2032	5,004	5,227
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	6,933	7,320
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	21,957	23,243
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	419,720	445,749
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2032	546	570
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	32,470	34,107
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	15,851	16,763
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	9,001	9,480
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	241	250
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	211,380	223,297
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	10,611,733	11,081,523
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055 (g)	20,928,906	21,929,023
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	58,930	62,168
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	21,155	22,266
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	20,779	21,909
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	2,964	3,124
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	1,331	1,404
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	1,133	1,192
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	580	595
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	55,522	59,080
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	1,114,966	1,184,913
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	2,397,488	2,503,627
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	17,189,265	17,971,734
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	15,031	15,831
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	12,520	13,183
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	9,824	10,348
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	4,635	4,877
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	794	838
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	423	445
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	66,693	69,786
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2026	554	554
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	17,821	18,286
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	47,705	50,365
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	27,843	29,375
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	24,953	26,260
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	6,799	7,198
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	3,890	4,110
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	2,934	3,091
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	388	404
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	25,364	26,957
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	5,056,496	5,294,573
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	6,848	7,322
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	1,312	1,388
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	1,271	1,357
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	29,547	31,582
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2036	861	922
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	59,491	62,289
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	582,628	612,367
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	3,999	4,283
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	5,209,053	5,513,372
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	2,310,826	2,446,549
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	1,300	1,384
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	9,108	9,744
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	2,935,382	3,063,298
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2036	197	209
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2037	2,398	2,576
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2035	3,638	3,835
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	237	254
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	10,779,709	11,406,102
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	2,878	3,067
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	6,428,026	6,708,142
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	5,514,674	5,836,846
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	3,679,185	3,904,475
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	175,087	183,321
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	33,541	35,099
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	72,500	76,319
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	1,999	2,134
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	12,863,278	13,614,764
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	8,923,608	9,302,714
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	3,708,018	3,917,402
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	9,447,710	10,040,989
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	16,114	17,222
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	3,460	3,698
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	574	614
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	532,297	558,869
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	416,960	437,770
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	95,976	100,974
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	4,386,365	4,643,992
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	15,335,238	16,289,843
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	11,784,073	12,532,351
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	1,076	1,149
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	329	350
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	10,997,812	11,636,019
Fannie Mae Mortgage pass-thru certificates 6.783% 2/1/2039 (b)	224,379	234,833
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	1,468	1,473
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	88	92
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	63	66
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	276	289
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	3	2
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	3,040	3,215
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	701	743
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2033	46	49
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	967	969
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	26	27
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	162	170
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	88	93
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	1,386	1,455
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	476	500
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	379	398
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	637	674
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	624	658
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	1,099	1,173
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	890	935
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	113	120
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	220	231
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	133	140
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	345	362
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	235	246
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	216	226
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	3,289	3,453
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2032	693	739
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	724	726
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	6	5
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	133	136
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	3,230	3,391
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	1,490	1,574
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	691	733
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	65	66
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	1,435	1,507
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	773	812
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	315	331
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	3,081	3,234
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	1,684	1,768
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	89	93
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	860	903
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	5,539	5,916
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	275	294
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	68	71
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	21,727	22,946
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	1,363	1,443
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	667	701
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	273	289
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2033	3,621	3,845
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	6	5
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	194	204
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	668	702
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	1,837	1,953
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	1,246	1,325
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	113	120
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	4	3
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	3	2
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	13,692	14,374
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	185	195
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	34,218	35,924
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	1,005	1,057
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	927	983
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	214	226
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	209	221
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	146	155
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	26	27
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	5,485	5,758
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	23	24
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	3,588	3,767
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2031	877	921
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	19,679	20,919
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	7,854	8,246
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	4,022	4,226
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,892	2,014
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	686	729
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	560	594
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	64	67
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	50	53
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2033	1,060	1,129
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	5,809	6,099
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	77	80
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	2	1
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	1,444	1,516
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	424	445
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	35	37
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	1,171	1,235
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	434	457
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	2,715	2,890
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	2,558	2,709
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	614	648
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	309	328
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	10,274	11,127
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	1,322	1,323
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	1,438	1,450
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	647	679
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	565	593
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	691	725
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	481	484
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	240	252
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	1,901	1,996
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	236	248
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	35,051	37,286
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	8,829	9,386
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	2,605	2,739
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	2,263	2,410
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	272	286
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	48	51
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	2,001	2,005
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	5	4
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	292	307
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	1,591	1,670
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	1,236	1,298
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	839	881
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	24	25
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	245	257
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	5,266	5,528
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	8,424	8,852
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	798	838
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	389	410
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	209	211
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	6,693	7,128
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	1,223	1,229
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	21	21
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	2,073	2,110
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	1,591	1,620
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	1,030	1,043
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	724	738
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	639	652
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	400	408
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	234	239
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	189	193
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	155	157
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	58	59
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	41	41
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	25	25
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	22	22
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	15	14
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	732	747
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	512	519
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	155	158
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	126	128
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	18	17
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	384	394
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	91	93
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	6,240	6,528
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	777	808
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	14	13
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	562	569
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	503	511
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	436	443
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	300	300
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	160	163
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	118	120
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	107	109
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	98	98
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	6	5
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	487	493
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	424	441
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	125	129
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	1,645	1,728
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	696	712
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	506	516
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	61	62
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	925	945
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	531	549
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	21	21
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	3,112	3,294
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	625	630
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	559	565
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	365	374
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	114	116
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	47	48
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	14	13
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	2,551	2,653
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	146	152
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	1,324	1,399
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	2,521	2,551
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	549	562
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	785	798
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2032	370	393
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	4	3
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	643	656
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	56	57
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	2,205	2,363
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	402	430
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	2,049	2,076
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	145	147
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	140	141
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	82	83
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	231	237
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	34	34
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	284	295
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	35	36
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	1,107	1,180
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	265	265
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	24	24
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	721	730
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	220	222
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	20	19
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	1,109	1,139
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	458	491
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	245	261
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	121	128
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	98	105
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	85	91
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	327	331
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	315	319
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	92	93
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	45	45
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	379	389
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	368	384
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	279	283
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	65	66
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	52	53
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	52	53
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	21	21
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	10	9
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	290	298
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	20	20
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	2,080	2,163
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	409	420
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	218	223
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	91	95
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	65	67
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	28,369	28,946
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	757	797
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2032	6,044	6,468
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	237	238
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	1,519	1,548
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	525	536
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	145	148
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	59	60
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	7	6
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	2,132	2,217
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	1,100	1,142
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	177	184
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	142	148
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	40	41
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2030	26	27
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2032	1,528	1,641
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	22,249	24,108
Fannie Mae Mortgage pass-thru certificates 9% 10/1/2030	3,930	4,183
Freddie Mac Gold Pool 1.5% 1/1/2036	7,074,122	6,471,019
Freddie Mac Gold Pool 1.5% 1/1/2051	29,663,702	23,620,535
Freddie Mac Gold Pool 1.5% 1/1/2051	4,282,814	3,426,368
Freddie Mac Gold Pool 1.5% 11/1/2035	6,908,348	6,334,490
Freddie Mac Gold Pool 1.5% 11/1/2050	368,590	295,919
Freddie Mac Gold Pool 1.5% 12/1/2035	7,848,883	7,196,897
Freddie Mac Gold Pool 1.5% 12/1/2040	860,905	745,576
Freddie Mac Gold Pool 1.5% 12/1/2050	246,600	197,981
Freddie Mac Gold Pool 1.5% 12/1/2050	76,875	61,791
Freddie Mac Gold Pool 1.5% 2/1/2041	1,491,673	1,289,929
Freddie Mac Gold Pool 1.5% 2/1/2051	30,190,238	23,992,632
Freddie Mac Gold Pool 1.5% 3/1/2041	1,509,766	1,304,653
Freddie Mac Gold Pool 1.5% 3/1/2051	97,622	78,467
Freddie Mac Gold Pool 1.5% 4/1/2041	1,545,538	1,333,667
Freddie Mac Gold Pool 1.5% 4/1/2051 (d)	44,672,233	35,501,689
Freddie Mac Gold Pool 1.5% 6/1/2051	239,973	192,885
Freddie Mac Gold Pool 1.5% 7/1/2035	2,465,292	2,263,589
Freddie Mac Gold Pool 1.5% 8/1/2035	5,657,807	5,194,900
Freddie Mac Gold Pool 1.5% 8/1/2051	176,370	140,550
Freddie Mac Gold Pool 2% 1/1/2051	2,099,120	1,761,854
Freddie Mac Gold Pool 2% 1/1/2051	2,104,622	1,761,210
Freddie Mac Gold Pool 2% 1/1/2051	1,022,303	855,493
Freddie Mac Gold Pool 2% 1/1/2051	482,615	405,827
Freddie Mac Gold Pool 2% 1/1/2051	342,866	288,313
Freddie Mac Gold Pool 2% 1/1/2052	251,821	210,259
Freddie Mac Gold Pool 2% 10/1/2041	779,907	695,670
Freddie Mac Gold Pool 2% 10/1/2051	25,098,978	21,089,843
Freddie Mac Gold Pool 2% 10/1/2051	1,380,990	1,161,264
Freddie Mac Gold Pool 2% 11/1/2050	26,638	22,367
Freddie Mac Gold Pool 2% 11/1/2051	36,374,060	30,563,922
Freddie Mac Gold Pool 2% 11/1/2051	4,945,872	4,158,944
Freddie Mac Gold Pool 2% 11/1/2051	1,864,301	1,567,676
Freddie Mac Gold Pool 2% 11/1/2051	1,149,889	966,933
Freddie Mac Gold Pool 2% 12/1/2051	17,236,369	14,493,925
Freddie Mac Gold Pool 2% 2/1/2051	24,757,052	20,926,319
Freddie Mac Gold Pool 2% 2/1/2051	10,023,767	8,388,184
Freddie Mac Gold Pool 2% 2/1/2052	20,035,951	16,823,026
Freddie Mac Gold Pool 2% 3/1/2041	3,543,318	3,192,330
Freddie Mac Gold Pool 2% 3/1/2051	16,732,952	13,992,170
Freddie Mac Gold Pool 2% 5/1/2051	19,502,480	16,472,614
Freddie Mac Gold Pool 2% 5/1/2051	16,777,076	14,029,066
Freddie Mac Gold Pool 2% 5/1/2051	2,281,794	1,920,882
Freddie Mac Gold Pool 2% 5/1/2051	852,318	714,843
Freddie Mac Gold Pool 2% 6/1/2050	16,351,123	13,769,967
Freddie Mac Gold Pool 2% 7/1/2041	19,709,355	17,664,358
Freddie Mac Gold Pool 2% 7/1/2041	16,465	14,733
Freddie Mac Gold Pool 2% 7/1/2051	1,716,947	1,434,110
Freddie Mac Gold Pool 2% 7/1/2051	1,291,099	1,086,886
Freddie Mac Gold Pool 2% 7/1/2051	487,834	407,472
Freddie Mac Gold Pool 2% 8/1/2050	666,296	561,116
Freddie Mac Gold Pool 2% 9/1/2050	58,506,558	49,014,864
Freddie Mac Gold Pool 2.5% 1/1/2031	15,298	14,942
Freddie Mac Gold Pool 2.5% 1/1/2032	141,027	137,080
Freddie Mac Gold Pool 2.5% 1/1/2033	50,700	49,145
Freddie Mac Gold Pool 2.5% 1/1/2041	7,641,672	7,053,332
Freddie Mac Gold Pool 2.5% 10/1/2031	1,490,282	1,453,763
Freddie Mac Gold Pool 2.5% 11/1/2031	1,671,262	1,625,583
Freddie Mac Gold Pool 2.5% 11/1/2032	746,309	723,183
Freddie Mac Gold Pool 2.5% 11/1/2041	13,369,773	12,323,807
Freddie Mac Gold Pool 2.5% 11/1/2041	1,391,390	1,280,390
Freddie Mac Gold Pool 2.5% 11/1/2041	1,296,312	1,195,138
Freddie Mac Gold Pool 2.5% 12/1/2031	11,104	10,797
Freddie Mac Gold Pool 2.5% 12/1/2051	20,102,855	17,678,412
Freddie Mac Gold Pool 2.5% 2/1/2042	2,501,054	2,308,943
Freddie Mac Gold Pool 2.5% 2/1/2051	21,560,092	19,047,492
Freddie Mac Gold Pool 2.5% 4/1/2042	925,605	849,664
Freddie Mac Gold Pool 2.5% 4/1/2052	2,751,625	2,426,652
Freddie Mac Gold Pool 2.5% 5/1/2030	6,347	6,215
Freddie Mac Gold Pool 2.5% 5/1/2041	5,282,222	4,901,642
Freddie Mac Gold Pool 2.5% 5/1/2051	49,113,458	43,343,761
Freddie Mac Gold Pool 2.5% 6/1/2031	759,887	742,292
Freddie Mac Gold Pool 2.5% 6/1/2031	245,879	239,933
Freddie Mac Gold Pool 2.5% 6/1/2040	753,875	700,559
Freddie Mac Gold Pool 2.5% 6/1/2041	1,108,332	1,020,003
Freddie Mac Gold Pool 2.5% 7/1/2031	417,822	407,723
Freddie Mac Gold Pool 2.5% 7/1/2051	14,123,981	12,429,430
Freddie Mac Gold Pool 2.5% 7/1/2051	6,998,801	6,183,165
Freddie Mac Gold Pool 2.5% 8/1/2031	705,448	688,156
Freddie Mac Gold Pool 2.5% 8/1/2041	1,058,357	974,431
Freddie Mac Gold Pool 2.5% 8/1/2050	10,940,794	9,686,274
Freddie Mac Gold Pool 2.5% 9/1/2041	2,308,137	2,131,662
Freddie Mac Gold Pool 3% 1/1/2033	6,572	6,443
Freddie Mac Gold Pool 3% 1/1/2033	5,292	5,194
Freddie Mac Gold Pool 3% 1/1/2034	35,440	34,756
Freddie Mac Gold Pool 3% 1/1/2043	312,597	294,531
Freddie Mac Gold Pool 3% 1/1/2043	26,043	24,400
Freddie Mac Gold Pool 3% 1/1/2052	6,521,329	5,954,026
Freddie Mac Gold Pool 3% 1/1/2052	1,082,347	984,810
Freddie Mac Gold Pool 3% 1/1/2052	690,088	627,899
Freddie Mac Gold Pool 3% 10/1/2042	50,251	47,259
Freddie Mac Gold Pool 3% 10/1/2049	19,007	17,419
Freddie Mac Gold Pool 3% 10/1/2051	9,070,859	8,307,279
Freddie Mac Gold Pool 3% 11/1/2042	51,557	48,732
Freddie Mac Gold Pool 3% 11/1/2049	33,509,562	30,887,710
Freddie Mac Gold Pool 3% 11/1/2050	1,717,842	1,566,794
Freddie Mac Gold Pool 3% 11/1/2051	6,352,829	5,792,243
Freddie Mac Gold Pool 3% 12/1/2030	687,048	676,937
Freddie Mac Gold Pool 3% 12/1/2032	2,248,758	2,211,195
Freddie Mac Gold Pool 3% 12/1/2032	301,641	296,209
Freddie Mac Gold Pool 3% 12/1/2042	3,864,871	3,643,310
Freddie Mac Gold Pool 3% 12/1/2042	33,234	31,334
Freddie Mac Gold Pool 3% 12/1/2042	12,341	11,625
Freddie Mac Gold Pool 3% 12/1/2046	23,246,464	21,619,690
Freddie Mac Gold Pool 3% 12/1/2050	14,072,372	12,834,997
Freddie Mac Gold Pool 3% 2/1/2032	72,215	70,996
Freddie Mac Gold Pool 3% 2/1/2032	62,565	61,510
Freddie Mac Gold Pool 3% 2/1/2033	654,569	645,242
Freddie Mac Gold Pool 3% 2/1/2034	3,248	3,177
Freddie Mac Gold Pool 3% 2/1/2037	962,497	936,302
Freddie Mac Gold Pool 3% 2/1/2037	54,123	52,650
Freddie Mac Gold Pool 3% 2/1/2043	365,301	345,286
Freddie Mac Gold Pool 3% 2/1/2043	177,630	167,500
Freddie Mac Gold Pool 3% 2/1/2043	73,539	69,114
Freddie Mac Gold Pool 3% 2/1/2043	18,856	17,741
Freddie Mac Gold Pool 3% 2/1/2050	77,856	71,156
Freddie Mac Gold Pool 3% 2/1/2052	2,745,972	2,498,514
Freddie Mac Gold Pool 3% 2/1/2052	1,454,528	1,323,451
Freddie Mac Gold Pool 3% 3/1/2032	29,494	28,994
Freddie Mac Gold Pool 3% 3/1/2033	521,969	512,090
Freddie Mac Gold Pool 3% 3/1/2043	84,573	79,682
Freddie Mac Gold Pool 3% 3/1/2052	14,376,909	13,072,321
Freddie Mac Gold Pool 3% 3/1/2052	552,819	503,000
Freddie Mac Gold Pool 3% 3/1/2052	38,136	34,866
Freddie Mac Gold Pool 3% 4/1/2032	68,071	67,019
Freddie Mac Gold Pool 3% 4/1/2032	23,553	23,207
Freddie Mac Gold Pool 3% 4/1/2033	21,662	21,252
Freddie Mac Gold Pool 3% 4/1/2033	10,622	10,420
Freddie Mac Gold Pool 3% 4/1/2034	1,149,279	1,125,968
Freddie Mac Gold Pool 3% 4/1/2038	214,436	207,843
Freddie Mac Gold Pool 3% 4/1/2043	32,007	30,171
Freddie Mac Gold Pool 3% 4/1/2045	191,178	177,312
Freddie Mac Gold Pool 3% 4/1/2045	128,302	119,066
Freddie Mac Gold Pool 3% 4/1/2046	397,314	369,758
Freddie Mac Gold Pool 3% 4/1/2046	361,838	336,743
Freddie Mac Gold Pool 3% 4/1/2052	11,748,062	10,828,872
Freddie Mac Gold Pool 3% 5/1/2033	33,102	32,475
Freddie Mac Gold Pool 3% 5/1/2045	204,390	190,309
Freddie Mac Gold Pool 3% 5/1/2046	6,427,688	5,981,900
Freddie Mac Gold Pool 3% 5/1/2046	978,887	910,997
Freddie Mac Gold Pool 3% 5/1/2051	5,958,061	5,443,482
Freddie Mac Gold Pool 3% 6/1/2031	465,331	458,676
Freddie Mac Gold Pool 3% 6/1/2031	179,250	176,721
Freddie Mac Gold Pool 3% 6/1/2031	106,609	105,044
Freddie Mac Gold Pool 3% 6/1/2031	61,658	60,819
Freddie Mac Gold Pool 3% 6/1/2031	58,277	57,364
Freddie Mac Gold Pool 3% 6/1/2031	45,128	44,413
Freddie Mac Gold Pool 3% 6/1/2031	39,278	38,743
Freddie Mac Gold Pool 3% 6/1/2046	6,368,838	5,927,131
Freddie Mac Gold Pool 3% 6/1/2050	15,984,345	14,713,719
Freddie Mac Gold Pool 3% 6/1/2052	1,769,110	1,609,683
Freddie Mac Gold Pool 3% 7/1/2032	110,201	108,330
Freddie Mac Gold Pool 3% 7/1/2033	16,502	16,204
Freddie Mac Gold Pool 3% 7/1/2045	430,389	401,325
Freddie Mac Gold Pool 3% 7/1/2045	158,827	150,490
Freddie Mac Gold Pool 3% 7/1/2045	29,546	27,640
Freddie Mac Gold Pool 3% 8/1/2032	150,165	147,617
Freddie Mac Gold Pool 3% 8/1/2032	98,427	96,738
Freddie Mac Gold Pool 3% 8/1/2042	71,264	67,318
Freddie Mac Gold Pool 3% 8/1/2042	54,995	51,789
Freddie Mac Gold Pool 3% 8/1/2045	213,302	198,548
Freddie Mac Gold Pool 3% 8/1/2045	127,896	119,677
Freddie Mac Gold Pool 3% 9/1/2033	21,390	20,953
Freddie Mac Gold Pool 3% 9/1/2049	72,774	67,171
Freddie Mac Gold Pool 3% 9/1/2051	5,687,134	5,190,622
Freddie Mac Gold Pool 3.5% 1/1/2032	112,349	111,660
Freddie Mac Gold Pool 3.5% 1/1/2046	853,292	819,059
Freddie Mac Gold Pool 3.5% 1/1/2046	29,979	28,786
Freddie Mac Gold Pool 3.5% 1/1/2046	24,975	24,024
Freddie Mac Gold Pool 3.5% 1/1/2048	25,507	24,539
Freddie Mac Gold Pool 3.5% 10/1/2040	50,404	48,944
Freddie Mac Gold Pool 3.5% 10/1/2042	238,261	231,020
Freddie Mac Gold Pool 3.5% 10/1/2042	42,912	41,629
Freddie Mac Gold Pool 3.5% 10/1/2042	31,300	30,313
Freddie Mac Gold Pool 3.5% 10/1/2044	65,820	63,167
Freddie Mac Gold Pool 3.5% 10/1/2045	177,416	170,045
Freddie Mac Gold Pool 3.5% 10/1/2047	103,087	99,236
Freddie Mac Gold Pool 3.5% 10/1/2051	5,081,898	4,838,090
Freddie Mac Gold Pool 3.5% 11/1/2033	886,183	875,885
Freddie Mac Gold Pool 3.5% 11/1/2040	105,012	102,177
Freddie Mac Gold Pool 3.5% 11/1/2044	1,514,413	1,457,471
Freddie Mac Gold Pool 3.5% 11/1/2044	10,719	10,389
Freddie Mac Gold Pool 3.5% 11/1/2045	105,111	101,220
Freddie Mac Gold Pool 3.5% 11/1/2047	757,107	728,355
Freddie Mac Gold Pool 3.5% 11/1/2047	104,637	100,519
Freddie Mac Gold Pool 3.5% 11/1/2051	554,972	523,664
Freddie Mac Gold Pool 3.5% 12/1/2033	780,709	774,855
Freddie Mac Gold Pool 3.5% 12/1/2040	101,036	98,288
Freddie Mac Gold Pool 3.5% 12/1/2045	3,710,667	3,562,283
Freddie Mac Gold Pool 3.5% 12/1/2045	716,213	687,778
Freddie Mac Gold Pool 3.5% 12/1/2046	1,181,828	1,133,095
Freddie Mac Gold Pool 3.5% 12/1/2047	174,185	167,570
Freddie Mac Gold Pool 3.5% 2/1/2034	4,500,729	4,467,621
Freddie Mac Gold Pool 3.5% 2/1/2043	3,091,068	2,993,224
Freddie Mac Gold Pool 3.5% 2/1/2043	1,083,637	1,051,964
Freddie Mac Gold Pool 3.5% 2/1/2043	415,491	404,291
Freddie Mac Gold Pool 3.5% 2/1/2045	7,086	6,859
Freddie Mac Gold Pool 3.5% 2/1/2046	2,859,106	2,747,613
Freddie Mac Gold Pool 3.5% 2/1/2052	1,553,266	1,475,834
Freddie Mac Gold Pool 3.5% 3/1/2032	2,017,736	2,005,102
Freddie Mac Gold Pool 3.5% 3/1/2045	1,962,844	1,890,987
Freddie Mac Gold Pool 3.5% 3/1/2045	551,091	531,959
Freddie Mac Gold Pool 3.5% 3/1/2045	412,754	398,203
Freddie Mac Gold Pool 3.5% 3/1/2045	185,809	180,173
Freddie Mac Gold Pool 3.5% 3/1/2046	963,088	927,899
Freddie Mac Gold Pool 3.5% 3/1/2052	18,486,687	17,559,332
Freddie Mac Gold Pool 3.5% 3/1/2052	15,973,021	15,141,811
Freddie Mac Gold Pool 3.5% 3/1/2052	7,270,132	6,904,529
Freddie Mac Gold Pool 3.5% 4/1/2040	124,506	121,236
Freddie Mac Gold Pool 3.5% 4/1/2042	9,344,251	9,093,794
Freddie Mac Gold Pool 3.5% 4/1/2042	87,456	84,930
Freddie Mac Gold Pool 3.5% 4/1/2043	1,426,215	1,380,946
Freddie Mac Gold Pool 3.5% 4/1/2043	539,897	523,327
Freddie Mac Gold Pool 3.5% 4/1/2046	4,316,061	4,148,876
Freddie Mac Gold Pool 3.5% 4/1/2046	1,651,924	1,587,935
Freddie Mac Gold Pool 3.5% 4/1/2046	1,377,543	1,321,170
Freddie Mac Gold Pool 3.5% 5/1/2033	551,853	547,961
Freddie Mac Gold Pool 3.5% 5/1/2034	910,873	903,299
Freddie Mac Gold Pool 3.5% 5/1/2034	346,952	344,148
Freddie Mac Gold Pool 3.5% 5/1/2040	237,338	231,171
Freddie Mac Gold Pool 3.5% 5/1/2040	24,635	23,989
Freddie Mac Gold Pool 3.5% 5/1/2045	4,715,598	4,535,777
Freddie Mac Gold Pool 3.5% 5/1/2045	276,272	265,926
Freddie Mac Gold Pool 3.5% 5/1/2045	146,744	141,427
Freddie Mac Gold Pool 3.5% 5/1/2045	65,245	63,341
Freddie Mac Gold Pool 3.5% 5/1/2046	5,506,095	5,310,020
Freddie Mac Gold Pool 3.5% 5/1/2046	3,576,315	3,437,784
Freddie Mac Gold Pool 3.5% 5/1/2046	1,960,833	1,880,589
Freddie Mac Gold Pool 3.5% 5/1/2046	5,096	4,898
Freddie Mac Gold Pool 3.5% 6/1/2032	4,259,893	4,232,419
Freddie Mac Gold Pool 3.5% 6/1/2040	210,469	205,230
Freddie Mac Gold Pool 3.5% 6/1/2042	40,553	39,364
Freddie Mac Gold Pool 3.5% 6/1/2043	32,477	31,433
Freddie Mac Gold Pool 3.5% 6/1/2045	7,927,495	7,643,513
Freddie Mac Gold Pool 3.5% 6/1/2045	5,712,856	5,499,533
Freddie Mac Gold Pool 3.5% 6/1/2045	931,336	898,161
Freddie Mac Gold Pool 3.5% 6/1/2045	442,996	427,345
Freddie Mac Gold Pool 3.5% 6/1/2045	9,305	8,978
Freddie Mac Gold Pool 3.5% 7/1/2032	4,804,875	4,773,589
Freddie Mac Gold Pool 3.5% 7/1/2032	2,905,403	2,886,855
Freddie Mac Gold Pool 3.5% 7/1/2040	20,048	19,500
Freddie Mac Gold Pool 3.5% 7/1/2042	1,041,710	1,009,277
Freddie Mac Gold Pool 3.5% 7/1/2045	10,554	10,151
Freddie Mac Gold Pool 3.5% 7/1/2046	218,478	209,537
Freddie Mac Gold Pool 3.5% 7/1/2046	7,067	6,793
Freddie Mac Gold Pool 3.5% 7/1/2047	1,829,779	1,761,435
Freddie Mac Gold Pool 3.5% 8/1/2034	1,540,081	1,526,929
Freddie Mac Gold Pool 3.5% 8/1/2034	269,982	267,740
Freddie Mac Gold Pool 3.5% 8/1/2038	43,254	42,719
Freddie Mac Gold Pool 3.5% 8/1/2040	134,938	131,416
Freddie Mac Gold Pool 3.5% 8/1/2042	844,197	818,821
Freddie Mac Gold Pool 3.5% 8/1/2046	17,822	17,171
Freddie Mac Gold Pool 3.5% 8/1/2047	2,843,451	2,737,245
Freddie Mac Gold Pool 3.5% 8/1/2047	334,730	322,227
Freddie Mac Gold Pool 3.5% 8/1/2047	212,869	204,919
Freddie Mac Gold Pool 3.5% 8/1/2051	7,001,776	6,670,235
Freddie Mac Gold Pool 3.5% 9/1/2040	108,785	106,037
Freddie Mac Gold Pool 3.5% 9/1/2042	4,268,908	4,133,161
Freddie Mac Gold Pool 3.5% 9/1/2042	1,296,444	1,254,739
Freddie Mac Gold Pool 3.5% 9/1/2042	12,482	12,086
Freddie Mac Gold Pool 3.5% 9/1/2046	5,292,505	5,084,188
Freddie Mac Gold Pool 3.5% 9/1/2046	2,320,624	2,224,931
Freddie Mac Gold Pool 3.5% 9/1/2046	1,831,827	1,762,874
Freddie Mac Gold Pool 3.5% 9/1/2047	56,836	54,713
Freddie Mac Gold Pool 3.5% 9/1/2047	46,642	44,900
Freddie Mac Gold Pool 3.5% 9/1/2051	915,892	866,513
Freddie Mac Gold Pool 4% 1/1/2036	5,763,132	5,846,879
Freddie Mac Gold Pool 4% 1/1/2039	36,130	36,395
Freddie Mac Gold Pool 4% 1/1/2041	163,708	163,544
Freddie Mac Gold Pool 4% 1/1/2041	43,736	43,629
Freddie Mac Gold Pool 4% 1/1/2041	24,971	24,920
Freddie Mac Gold Pool 4% 1/1/2042	31,528	31,424
Freddie Mac Gold Pool 4% 1/1/2043	83,925	83,416
Freddie Mac Gold Pool 4% 1/1/2044	235,175	233,417
Freddie Mac Gold Pool 4% 1/1/2044	188,708	187,507
Freddie Mac Gold Pool 4% 10/1/2041	2,760,215	2,752,121
Freddie Mac Gold Pool 4% 10/1/2041	329,430	328,482
Freddie Mac Gold Pool 4% 10/1/2041	139,262	138,878
Freddie Mac Gold Pool 4% 10/1/2041	18,532	18,482
Freddie Mac Gold Pool 4% 10/1/2042	118,641	118,102
Freddie Mac Gold Pool 4% 10/1/2042	62,556	62,529
Freddie Mac Gold Pool 4% 10/1/2042	44,163	43,897
Freddie Mac Gold Pool 4% 10/1/2043	586,324	582,439
Freddie Mac Gold Pool 4% 10/1/2043	204,070	202,533
Freddie Mac Gold Pool 4% 10/1/2043	90,283	89,622
Freddie Mac Gold Pool 4% 10/1/2043	80,851	80,471
Freddie Mac Gold Pool 4% 10/1/2044	33,802	33,519
Freddie Mac Gold Pool 4% 10/1/2045	12,643	12,562
Freddie Mac Gold Pool 4% 10/1/2052	5,294,730	5,208,842
Freddie Mac Gold Pool 4% 11/1/2040	2,525,492	2,519,623
Freddie Mac Gold Pool 4% 11/1/2041	448,164	446,532
Freddie Mac Gold Pool 4% 11/1/2041	47,048	47,067
Freddie Mac Gold Pool 4% 11/1/2041	18,447	18,397
Freddie Mac Gold Pool 4% 11/1/2042	5,039,641	5,026,463
Freddie Mac Gold Pool 4% 11/1/2042	514,434	512,229
Freddie Mac Gold Pool 4% 11/1/2042	448,322	445,922
Freddie Mac Gold Pool 4% 11/1/2042	376,762	375,603
Freddie Mac Gold Pool 4% 11/1/2042	281,041	279,836
Freddie Mac Gold Pool 4% 11/1/2042	160,007	159,081
Freddie Mac Gold Pool 4% 11/1/2042	14,970	14,993
Freddie Mac Gold Pool 4% 11/1/2043	598,032	595,347
Freddie Mac Gold Pool 4% 11/1/2047	260,813	256,632
Freddie Mac Gold Pool 4% 11/1/2051	61,948	61,273
Freddie Mac Gold Pool 4% 12/1/2040	83,063	82,948
Freddie Mac Gold Pool 4% 12/1/2040	34,627	34,562
Freddie Mac Gold Pool 4% 12/1/2042	896,926	894,237
Freddie Mac Gold Pool 4% 12/1/2042	227,506	226,199
Freddie Mac Gold Pool 4% 12/1/2042	126,250	125,972
Freddie Mac Gold Pool 4% 12/1/2045	1,245,315	1,234,321
Freddie Mac Gold Pool 4% 12/1/2045	402,879	401,123
Freddie Mac Gold Pool 4% 12/1/2047	6,921,249	6,810,289
Freddie Mac Gold Pool 4% 2/1/2041	122,225	121,995
Freddie Mac Gold Pool 4% 2/1/2041	3,328	3,319
Freddie Mac Gold Pool 4% 2/1/2042	5,580,875	5,560,674
Freddie Mac Gold Pool 4% 2/1/2042	206,971	206,478
Freddie Mac Gold Pool 4% 2/1/2043	424,163	421,841
Freddie Mac Gold Pool 4% 2/1/2043	321,112	319,162
Freddie Mac Gold Pool 4% 2/1/2043	254,900	253,251
Freddie Mac Gold Pool 4% 2/1/2043	138,596	137,717
Freddie Mac Gold Pool 4% 2/1/2044	248,121	246,565
Freddie Mac Gold Pool 4% 2/1/2044	135,268	134,537
Freddie Mac Gold Pool 4% 2/1/2044	135,102	134,022
Freddie Mac Gold Pool 4% 2/1/2045	2,631,866	2,613,251
Freddie Mac Gold Pool 4% 2/1/2046	1,361,581	1,351,706
Freddie Mac Gold Pool 4% 2/1/2046	73,598	73,129
Freddie Mac Gold Pool 4% 2/1/2048	342,071	337,122
Freddie Mac Gold Pool 4% 2/1/2048	223,604	220,438
Freddie Mac Gold Pool 4% 2/1/2052	31,354	30,952
Freddie Mac Gold Pool 4% 2/1/2052	27,985	27,671
Freddie Mac Gold Pool 4% 2/1/2053	8,932,790	8,773,930
Freddie Mac Gold Pool 4% 3/1/2042	221,641	220,678
Freddie Mac Gold Pool 4% 3/1/2042	216,208	215,544
Freddie Mac Gold Pool 4% 3/1/2042	51,816	51,526
Freddie Mac Gold Pool 4% 3/1/2043	142,063	141,642
Freddie Mac Gold Pool 4% 3/1/2043	85,739	85,210
Freddie Mac Gold Pool 4% 3/1/2044	298,990	296,786
Freddie Mac Gold Pool 4% 4/1/2040	6,391	6,397
Freddie Mac Gold Pool 4% 4/1/2042	3,280,708	3,266,414
Freddie Mac Gold Pool 4% 4/1/2042	2,412,976	2,405,461
Freddie Mac Gold Pool 4% 4/1/2042	96,028	95,495
Freddie Mac Gold Pool 4% 4/1/2042	87,101	86,968
Freddie Mac Gold Pool 4% 4/1/2042	69,233	69,113
Freddie Mac Gold Pool 4% 4/1/2042	40,323	40,098
Freddie Mac Gold Pool 4% 4/1/2043	331,987	330,654
Freddie Mac Gold Pool 4% 4/1/2043	223,272	222,236
Freddie Mac Gold Pool 4% 4/1/2043	83,320	83,279
Freddie Mac Gold Pool 4% 4/1/2045	6,221	6,175
Freddie Mac Gold Pool 4% 4/1/2046	1,045,734	1,034,852
Freddie Mac Gold Pool 4% 4/1/2048	967,833	953,526
Freddie Mac Gold Pool 4% 4/1/2048	818,934	806,829
Freddie Mac Gold Pool 4% 4/1/2048	444,370	437,802
Freddie Mac Gold Pool 4% 4/1/2048	165,034	162,595
Freddie Mac Gold Pool 4% 4/1/2048	47,629	46,925
Freddie Mac Gold Pool 4% 4/1/2052	61,899	61,104
Freddie Mac Gold Pool 4% 4/1/2052	45,590	45,004
Freddie Mac Gold Pool 4% 5/1/2037	668,188	675,183
Freddie Mac Gold Pool 4% 5/1/2042	391,901	391,108
Freddie Mac Gold Pool 4% 5/1/2043	274,029	272,315
Freddie Mac Gold Pool 4% 5/1/2043	101,696	100,989
Freddie Mac Gold Pool 4% 5/1/2043	99,671	98,995
Freddie Mac Gold Pool 4% 5/1/2043	89,459	88,848
Freddie Mac Gold Pool 4% 5/1/2043	29,449	29,289
Freddie Mac Gold Pool 4% 5/1/2045	2,465,065	2,458,121
Freddie Mac Gold Pool 4% 5/1/2045	453,062	448,783
Freddie Mac Gold Pool 4% 5/1/2048	5,551,668	5,471,340
Freddie Mac Gold Pool 4% 6/1/2038	18,610	18,775
Freddie Mac Gold Pool 4% 6/1/2038	13,908	14,032
Freddie Mac Gold Pool 4% 6/1/2041	123,375	122,955
Freddie Mac Gold Pool 4% 6/1/2041	19,928	19,952
Freddie Mac Gold Pool 4% 6/1/2042	114,426	114,031
Freddie Mac Gold Pool 4% 6/1/2043	248,106	247,434
Freddie Mac Gold Pool 4% 6/1/2043	153,153	152,137
Freddie Mac Gold Pool 4% 6/1/2045	34,627	34,347
Freddie Mac Gold Pool 4% 6/1/2047	5,541,275	5,476,682
Freddie Mac Gold Pool 4% 6/1/2047	1,597,178	1,575,067
Freddie Mac Gold Pool 4% 6/1/2052	36,124	35,718
Freddie Mac Gold Pool 4% 7/1/2041	1,946	1,939
Freddie Mac Gold Pool 4% 7/1/2042	1,469,374	1,462,235
Freddie Mac Gold Pool 4% 7/1/2043	539,136	535,735
Freddie Mac Gold Pool 4% 7/1/2043	445,603	443,355
Freddie Mac Gold Pool 4% 7/1/2043	248,771	247,509
Freddie Mac Gold Pool 4% 7/1/2043	162,186	161,077
Freddie Mac Gold Pool 4% 7/1/2043	140,660	139,671
Freddie Mac Gold Pool 4% 7/1/2043	137,522	136,545
Freddie Mac Gold Pool 4% 7/1/2043	55,077	54,702
Freddie Mac Gold Pool 4% 7/1/2044	1,287,882	1,284,773
Freddie Mac Gold Pool 4% 7/1/2045	98,839	97,993
Freddie Mac Gold Pool 4% 7/1/2048	4,479,769	4,434,549
Freddie Mac Gold Pool 4% 7/1/2052	55,977	55,349
Freddie Mac Gold Pool 4% 8/1/2038	94,895	95,740
Freddie Mac Gold Pool 4% 8/1/2038	70,882	71,403
Freddie Mac Gold Pool 4% 8/1/2043	262,775	261,088
Freddie Mac Gold Pool 4% 8/1/2043	213,272	212,705
Freddie Mac Gold Pool 4% 8/1/2043	156,309	155,967
Freddie Mac Gold Pool 4% 8/1/2043	50,084	49,732
Freddie Mac Gold Pool 4% 8/1/2044	65,339	64,856
Freddie Mac Gold Pool 4% 8/1/2044	64,035	63,793
Freddie Mac Gold Pool 4% 8/1/2052	34,765	34,364
Freddie Mac Gold Pool 4% 9/1/2041	358,058	357,094
Freddie Mac Gold Pool 4% 9/1/2041	127,971	127,625
Freddie Mac Gold Pool 4% 9/1/2041	93,335	93,218
Freddie Mac Gold Pool 4% 9/1/2041	70,697	70,575
Freddie Mac Gold Pool 4% 9/1/2042	1,723,413	1,717,051
Freddie Mac Gold Pool 4% 9/1/2042	325,646	325,002
Freddie Mac Gold Pool 4% 9/1/2043	422,484	420,105
Freddie Mac Gold Pool 4% 9/1/2043	395,882	393,487
Freddie Mac Gold Pool 4% 9/1/2043	375,087	372,983
Freddie Mac Gold Pool 4% 9/1/2043	333,071	330,899
Freddie Mac Gold Pool 4% 9/1/2043	322,902	320,616
Freddie Mac Gold Pool 4% 9/1/2043	227,771	226,500
Freddie Mac Gold Pool 4% 9/1/2043	118,494	117,610
Freddie Mac Gold Pool 4% 9/1/2043	9,868	9,885
Freddie Mac Gold Pool 4% 9/1/2044	19,314	19,186
Freddie Mac Gold Pool 4% 9/1/2051	68,567	67,819
Freddie Mac Gold Pool 4.5% 1/1/2040	7,808	7,948
Freddie Mac Gold Pool 4.5% 1/1/2041	100,901	102,734
Freddie Mac Gold Pool 4.5% 1/1/2041	68,355	69,578
Freddie Mac Gold Pool 4.5% 1/1/2041	38,802	39,507
Freddie Mac Gold Pool 4.5% 1/1/2041	2,318	2,360
Freddie Mac Gold Pool 4.5% 1/1/2042	246,910	251,414
Freddie Mac Gold Pool 4.5% 1/1/2045	9,159	9,282
Freddie Mac Gold Pool 4.5% 1/1/2047	198,752	200,240
Freddie Mac Gold Pool 4.5% 10/1/2035	1,781	1,811
Freddie Mac Gold Pool 4.5% 10/1/2039	260,188	264,874
Freddie Mac Gold Pool 4.5% 10/1/2039	55,342	56,347
Freddie Mac Gold Pool 4.5% 10/1/2039	4,561	4,642
Freddie Mac Gold Pool 4.5% 10/1/2039	3,072	3,127
Freddie Mac Gold Pool 4.5% 10/1/2040	318,653	324,484
Freddie Mac Gold Pool 4.5% 10/1/2040	184,939	188,328
Freddie Mac Gold Pool 4.5% 10/1/2041	868,944	884,848
Freddie Mac Gold Pool 4.5% 10/1/2043	13,628	13,861
Freddie Mac Gold Pool 4.5% 10/1/2047	239,877	241,223
Freddie Mac Gold Pool 4.5% 10/1/2048	524,052	525,028
Freddie Mac Gold Pool 4.5% 10/1/2048	378,621	382,284
Freddie Mac Gold Pool 4.5% 11/1/2031	1,538	1,549
Freddie Mac Gold Pool 4.5% 11/1/2039	5,474	5,572
Freddie Mac Gold Pool 4.5% 11/1/2039	2,029	2,066
Freddie Mac Gold Pool 4.5% 11/1/2040	27,656	28,160
Freddie Mac Gold Pool 4.5% 11/1/2040	14,784	15,053
Freddie Mac Gold Pool 4.5% 11/1/2043	1,073,552	1,092,221
Freddie Mac Gold Pool 4.5% 11/1/2044	71,495	72,411
Freddie Mac Gold Pool 4.5% 11/1/2044	2,827	2,868
Freddie Mac Gold Pool 4.5% 11/1/2047	616,300	616,809
Freddie Mac Gold Pool 4.5% 12/1/2039	2,626	2,673
Freddie Mac Gold Pool 4.5% 12/1/2039	1,814	1,848
Freddie Mac Gold Pool 4.5% 12/1/2039	625	636
Freddie Mac Gold Pool 4.5% 12/1/2040	90,536	92,194
Freddie Mac Gold Pool 4.5% 12/1/2040	52,816	53,783
Freddie Mac Gold Pool 4.5% 12/1/2040	6,523	6,643
Freddie Mac Gold Pool 4.5% 12/1/2044	16,222	16,430
Freddie Mac Gold Pool 4.5% 12/1/2044	2,897	2,940
Freddie Mac Gold Pool 4.5% 12/1/2045	440,211	448,098
Freddie Mac Gold Pool 4.5% 12/1/2046	201,534	203,043
Freddie Mac Gold Pool 4.5% 12/1/2048	3,048,567	3,062,819
Freddie Mac Gold Pool 4.5% 2/1/2037	583	593
Freddie Mac Gold Pool 4.5% 2/1/2040	22,103	22,499
Freddie Mac Gold Pool 4.5% 2/1/2041	488,268	497,151
Freddie Mac Gold Pool 4.5% 2/1/2041	143,851	146,477
Freddie Mac Gold Pool 4.5% 2/1/2041	142,563	145,156
Freddie Mac Gold Pool 4.5% 2/1/2041	137,204	139,708
Freddie Mac Gold Pool 4.5% 2/1/2041	135,131	137,595
Freddie Mac Gold Pool 4.5% 2/1/2041	105,903	107,823
Freddie Mac Gold Pool 4.5% 2/1/2041	84,187	85,698
Freddie Mac Gold Pool 4.5% 2/1/2041	61,987	63,121
Freddie Mac Gold Pool 4.5% 2/1/2041	27,797	28,302
Freddie Mac Gold Pool 4.5% 2/1/2044	91,280	92,881
Freddie Mac Gold Pool 4.5% 2/1/2047	835,185	841,438
Freddie Mac Gold Pool 4.5% 2/1/2047	219,244	220,749
Freddie Mac Gold Pool 4.5% 3/1/2041	556,055	566,206
Freddie Mac Gold Pool 4.5% 3/1/2041	131,658	134,060
Freddie Mac Gold Pool 4.5% 3/1/2041	98,654	100,458
Freddie Mac Gold Pool 4.5% 3/1/2041	81,080	82,563
Freddie Mac Gold Pool 4.5% 3/1/2041	26,292	26,772
Freddie Mac Gold Pool 4.5% 3/1/2041	9,803	9,981
Freddie Mac Gold Pool 4.5% 3/1/2042	12,748	12,981
Freddie Mac Gold Pool 4.5% 3/1/2044	74,997	76,282
Freddie Mac Gold Pool 4.5% 3/1/2047	283,871	285,819
Freddie Mac Gold Pool 4.5% 4/1/2041	192,482	195,981
Freddie Mac Gold Pool 4.5% 4/1/2041	182,345	185,688
Freddie Mac Gold Pool 4.5% 4/1/2041	123,131	125,383
Freddie Mac Gold Pool 4.5% 4/1/2041	19,400	19,753
Freddie Mac Gold Pool 4.5% 4/1/2041	6,992	7,120
Freddie Mac Gold Pool 4.5% 5/1/2035	4,011	4,076
Freddie Mac Gold Pool 4.5% 5/1/2039	437,956	445,897
Freddie Mac Gold Pool 4.5% 5/1/2039	77,086	78,491
Freddie Mac Gold Pool 4.5% 5/1/2039	57,173	58,198
Freddie Mac Gold Pool 4.5% 5/1/2039	2,179	2,218
Freddie Mac Gold Pool 4.5% 5/1/2040	17,477	17,793
Freddie Mac Gold Pool 4.5% 5/1/2040	8,597	8,751
Freddie Mac Gold Pool 4.5% 5/1/2041	202,709	206,392
Freddie Mac Gold Pool 4.5% 5/1/2041	134,991	137,461
Freddie Mac Gold Pool 4.5% 5/1/2041	78,990	80,433
Freddie Mac Gold Pool 4.5% 5/1/2045	76,415	77,345
Freddie Mac Gold Pool 4.5% 5/1/2047	2,314,152	2,331,479
Freddie Mac Gold Pool 4.5% 5/1/2047	1,703,332	1,716,086
Freddie Mac Gold Pool 4.5% 5/1/2047	796,832	802,798
Freddie Mac Gold Pool 4.5% 6/1/2038	4,883	4,962
Freddie Mac Gold Pool 4.5% 6/1/2039	1,781	1,813
Freddie Mac Gold Pool 4.5% 6/1/2040	37,974	38,660
Freddie Mac Gold Pool 4.5% 6/1/2040	959	976
Freddie Mac Gold Pool 4.5% 6/1/2041	188,722	192,106
Freddie Mac Gold Pool 4.5% 6/1/2041	150,675	153,432
Freddie Mac Gold Pool 4.5% 6/1/2041	131,180	133,546
Freddie Mac Gold Pool 4.5% 6/1/2041	94,517	96,243
Freddie Mac Gold Pool 4.5% 6/1/2041	60,721	61,807
Freddie Mac Gold Pool 4.5% 6/1/2041	59,822	60,919
Freddie Mac Gold Pool 4.5% 6/1/2041	15,394	15,676
Freddie Mac Gold Pool 4.5% 6/1/2047	3,624,768	3,645,112
Freddie Mac Gold Pool 4.5% 6/1/2047	3,320,535	3,344,359
Freddie Mac Gold Pool 4.5% 6/1/2047	740,734	746,511
Freddie Mac Gold Pool 4.5% 7/1/2040	247,710	252,167
Freddie Mac Gold Pool 4.5% 7/1/2040	109,928	111,937
Freddie Mac Gold Pool 4.5% 7/1/2040	95,182	96,915
Freddie Mac Gold Pool 4.5% 7/1/2040	4,579	4,663
Freddie Mac Gold Pool 4.5% 7/1/2041	11,183	11,387
Freddie Mac Gold Pool 4.5% 7/1/2044	21,257	21,618
Freddie Mac Gold Pool 4.5% 7/1/2047	1,407,340	1,417,438
Freddie Mac Gold Pool 4.5% 7/1/2047	1,347,313	1,361,611
Freddie Mac Gold Pool 4.5% 7/1/2047	594,759	599,398
Freddie Mac Gold Pool 4.5% 7/1/2047	254,909	256,340
Freddie Mac Gold Pool 4.5% 8/1/2033	25,309	25,672
Freddie Mac Gold Pool 4.5% 8/1/2035	715	726
Freddie Mac Gold Pool 4.5% 8/1/2035	518	526
Freddie Mac Gold Pool 4.5% 8/1/2039	3,502	3,565
Freddie Mac Gold Pool 4.5% 8/1/2040	53,365	54,339
Freddie Mac Gold Pool 4.5% 8/1/2040	29,235	29,767
Freddie Mac Gold Pool 4.5% 8/1/2040	13,816	14,067
Freddie Mac Gold Pool 4.5% 8/1/2040	8,422	8,575
Freddie Mac Gold Pool 4.5% 8/1/2041	566,216	576,553
Freddie Mac Gold Pool 4.5% 8/1/2041	88,424	90,036
Freddie Mac Gold Pool 4.5% 8/1/2041	66,536	67,743
Freddie Mac Gold Pool 4.5% 8/1/2041	14,662	14,929
Freddie Mac Gold Pool 4.5% 8/1/2041	1,936	1,971
Freddie Mac Gold Pool 4.5% 8/1/2041	688	700
Freddie Mac Gold Pool 4.5% 9/1/2039	317,975	323,544
Freddie Mac Gold Pool 4.5% 9/1/2039	24,682	25,125
Freddie Mac Gold Pool 4.5% 9/1/2039	4,832	4,918
Freddie Mac Gold Pool 4.5% 9/1/2039	1,049	1,068
Freddie Mac Gold Pool 4.5% 9/1/2039	556	566
Freddie Mac Gold Pool 4.5% 9/1/2040	857,759	873,374
Freddie Mac Gold Pool 4.5% 9/1/2041	2,926,719	2,979,712
Freddie Mac Gold Pool 4.5% 9/1/2041	778,376	792,580
Freddie Mac Gold Pool 4.5% 9/1/2041	625,314	636,761
Freddie Mac Gold Pool 4.5% 9/1/2041	87,206	88,795
Freddie Mac Gold Pool 4.5% 9/1/2041	16,992	17,302
Freddie Mac Gold Pool 4.5% 9/1/2043	14,578	14,840
Freddie Mac Gold Pool 5% 1/1/2035	586,859	603,002
Freddie Mac Gold Pool 5% 1/1/2037	26,398	27,206
Freddie Mac Gold Pool 5% 1/1/2040	262,081	271,349
Freddie Mac Gold Pool 5% 1/1/2041	6,192	6,422
Freddie Mac Gold Pool 5% 1/1/2053	7,441,767	7,570,126
Freddie Mac Gold Pool 5% 10/1/2033	68,690	70,580
Freddie Mac Gold Pool 5% 10/1/2033	50,027	51,351
Freddie Mac Gold Pool 5% 10/1/2033	2,104	2,161
Freddie Mac Gold Pool 5% 10/1/2033	747	767
Freddie Mac Gold Pool 5% 10/1/2052	7,279,529	7,417,602
Freddie Mac Gold Pool 5% 11/1/2033	32,460	33,309
Freddie Mac Gold Pool 5% 11/1/2034	212	215
Freddie Mac Gold Pool 5% 11/1/2035	41,040	42,317
Freddie Mac Gold Pool 5% 11/1/2037	3,156	3,259
Freddie Mac Gold Pool 5% 11/1/2040	16,994	17,591
Freddie Mac Gold Pool 5% 11/1/2052	16,586,298	16,890,527
Freddie Mac Gold Pool 5% 11/1/2052	3,292,806	3,363,493
Freddie Mac Gold Pool 5% 12/1/2033	48,529	49,907
Freddie Mac Gold Pool 5% 12/1/2033	28,397	29,186
Freddie Mac Gold Pool 5% 12/1/2033	8,835	9,066
Freddie Mac Gold Pool 5% 12/1/2034	12,919	13,290
Freddie Mac Gold Pool 5% 12/1/2034	4,512	4,651
Freddie Mac Gold Pool 5% 12/1/2034	3,043	3,136
Freddie Mac Gold Pool 5% 12/1/2035	109,325	112,787
Freddie Mac Gold Pool 5% 12/1/2052	7,730,695	7,872,493
Freddie Mac Gold Pool 5% 12/1/2052	2,179,079	2,217,687
Freddie Mac Gold Pool 5% 12/1/2052	1,961,673	1,997,654
Freddie Mac Gold Pool 5% 12/1/2052	1,788,665	1,820,355
Freddie Mac Gold Pool 5% 2/1/2035	65,733	67,364
Freddie Mac Gold Pool 5% 2/1/2040	62,242	64,528
Freddie Mac Gold Pool 5% 2/1/2041	43,430	45,060
Freddie Mac Gold Pool 5% 2/1/2041	13,919	14,444
Freddie Mac Gold Pool 5% 3/1/2041	28,531	29,579
Freddie Mac Gold Pool 5% 3/1/2041	28,288	29,351
Freddie Mac Gold Pool 5% 3/1/2041	3,466	3,507
Freddie Mac Gold Pool 5% 4/1/2034	23,066	23,735
Freddie Mac Gold Pool 5% 4/1/2035	164,560	169,165
Freddie Mac Gold Pool 5% 4/1/2035	60,576	62,434
Freddie Mac Gold Pool 5% 4/1/2035	42,318	43,606
Freddie Mac Gold Pool 5% 4/1/2036	355,154	366,132
Freddie Mac Gold Pool 5% 4/1/2038	27,925	28,877
Freddie Mac Gold Pool 5% 4/1/2040	389,820	404,026
Freddie Mac Gold Pool 5% 4/1/2041	10,431	10,826
Freddie Mac Gold Pool 5% 5/1/2034	27,757	28,519
Freddie Mac Gold Pool 5% 5/1/2034	13,530	13,902
Freddie Mac Gold Pool 5% 5/1/2034	10,477	10,790
Freddie Mac Gold Pool 5% 5/1/2034	2,087	2,138
Freddie Mac Gold Pool 5% 5/1/2035	155,917	160,636
Freddie Mac Gold Pool 5% 5/1/2035	3,868	3,963
Freddie Mac Gold Pool 5% 5/1/2040	54,420	56,339
Freddie Mac Gold Pool 5% 5/1/2041	25,227	26,178
Freddie Mac Gold Pool 5% 5/1/2052	295,145	302,219
Freddie Mac Gold Pool 5% 6/1/2035	29,130	29,979
Freddie Mac Gold Pool 5% 6/1/2035	12,910	13,306
Freddie Mac Gold Pool 5% 6/1/2038	9,590	9,926
Freddie Mac Gold Pool 5% 6/1/2038	8,931	9,245
Freddie Mac Gold Pool 5% 6/1/2040	238,498	247,063
Freddie Mac Gold Pool 5% 6/1/2040	197,672	204,804
Freddie Mac Gold Pool 5% 6/1/2041	4,017,911	4,165,935
Freddie Mac Gold Pool 5% 6/1/2041	31,313	32,499
Freddie Mac Gold Pool 5% 6/1/2052	3,620,222	3,700,201
Freddie Mac Gold Pool 5% 6/1/2052	845,548	865,813
Freddie Mac Gold Pool 5% 7/1/2033	1,144	1,150
Freddie Mac Gold Pool 5% 7/1/2034	396	408
Freddie Mac Gold Pool 5% 7/1/2035	1,013,772	1,043,537
Freddie Mac Gold Pool 5% 7/1/2035	138,112	142,388
Freddie Mac Gold Pool 5% 7/1/2035	7,355	7,584
Freddie Mac Gold Pool 5% 7/1/2035	5,404	5,571
Freddie Mac Gold Pool 5% 7/1/2035	1,992	2,055
Freddie Mac Gold Pool 5% 7/1/2035	1,618	1,667
Freddie Mac Gold Pool 5% 7/1/2035	1,443	1,489
Freddie Mac Gold Pool 5% 7/1/2035	814	838
Freddie Mac Gold Pool 5% 7/1/2040	45,609	47,191
Freddie Mac Gold Pool 5% 7/1/2040	2,906	3,011
Freddie Mac Gold Pool 5% 7/1/2041	25,953	26,931
Freddie Mac Gold Pool 5% 7/1/2041	20,617	21,328
Freddie Mac Gold Pool 5% 7/1/2041	19,423	20,158
Freddie Mac Gold Pool 5% 7/1/2041	12,968	13,446
Freddie Mac Gold Pool 5% 7/1/2041	12,838	13,315
Freddie Mac Gold Pool 5% 7/1/2041	11,692	11,972
Freddie Mac Gold Pool 5% 7/1/2041	7,201	7,418
Freddie Mac Gold Pool 5% 8/1/2033	19,152	19,684
Freddie Mac Gold Pool 5% 8/1/2033	5,462	5,606
Freddie Mac Gold Pool 5% 8/1/2034	247,065	254,078
Freddie Mac Gold Pool 5% 8/1/2035	18,017	18,540
Freddie Mac Gold Pool 5% 8/1/2035	2,613	2,695
Freddie Mac Gold Pool 5% 8/1/2036	20,341	20,989
Freddie Mac Gold Pool 5% 8/1/2036	6,088	6,283
Freddie Mac Gold Pool 5% 8/1/2040	195,668	202,476
Freddie Mac Gold Pool 5% 8/1/2040	10,577	10,937
Freddie Mac Gold Pool 5% 9/1/2033	57,004	58,526
Freddie Mac Gold Pool 5% 9/1/2035	99,797	102,916
Freddie Mac Gold Pool 5% 9/1/2035	6,212	6,397
Freddie Mac Gold Pool 5% 9/1/2035	678	700
Freddie Mac Gold Pool 5% 9/1/2052	1,259,289	1,275,382
Freddie Mac Gold Pool 5.5% 2/1/2054	1,171,255	1,195,616
Freddie Mac Gold Pool 5.5% 3/1/2053 (g)(h)	25,201,479	26,127,290
Freddie Mac Gold Pool 5.5% 5/1/2053	10,239,726	10,561,498
Freddie Mac Gold Pool 5.5% 9/1/2052	17,351,391	17,912,907
Freddie Mac Gold Pool 6% 1/1/2029	1,490	1,529
Freddie Mac Gold Pool 6% 1/1/2029	769	789
Freddie Mac Gold Pool 6% 1/1/2029	158	162
Freddie Mac Gold Pool 6% 1/1/2032	14,063	14,619
Freddie Mac Gold Pool 6% 1/1/2032	8,664	9,007
Freddie Mac Gold Pool 6% 10/1/2032	6,894	7,188
Freddie Mac Gold Pool 6% 10/1/2034	3,102	3,218
Freddie Mac Gold Pool 6% 11/1/2028	162	166
Freddie Mac Gold Pool 6% 11/1/2029	636	652
Freddie Mac Gold Pool 6% 11/1/2031	9,285	9,657
Freddie Mac Gold Pool 6% 11/1/2032	5,630	5,861
Freddie Mac Gold Pool 6% 12/1/2032	3,688	3,843
Freddie Mac Gold Pool 6% 12/1/2037	206,083	219,625
Freddie Mac Gold Pool 6% 12/1/2037	56,700	60,265
Freddie Mac Gold Pool 6% 12/1/2052	1,542,628	1,612,367
Freddie Mac Gold Pool 6% 2/1/2029	439	451
Freddie Mac Gold Pool 6% 2/1/2029	273	281
Freddie Mac Gold Pool 6% 2/1/2029	194	199
Freddie Mac Gold Pool 6% 2/1/2029	159	164
Freddie Mac Gold Pool 6% 2/1/2029	136	140
Freddie Mac Gold Pool 6% 2/1/2055	4,580,476	4,794,708
Freddie Mac Gold Pool 6% 3/1/2029	566	581
Freddie Mac Gold Pool 6% 3/1/2029	180	185
Freddie Mac Gold Pool 6% 3/1/2029	147	151
Freddie Mac Gold Pool 6% 3/1/2053	7,414,930	7,768,684
Freddie Mac Gold Pool 6% 4/1/2029	62	64
Freddie Mac Gold Pool 6% 4/1/2029	7	6
Freddie Mac Gold Pool 6% 4/1/2031	7,187	7,444
Freddie Mac Gold Pool 6% 4/1/2032	4,421	4,600
Freddie Mac Gold Pool 6% 4/1/2033	24,417	25,458
Freddie Mac Gold Pool 6% 4/1/2054	8,832,469	9,240,051
Freddie Mac Gold Pool 6% 5/1/2029	235	241
Freddie Mac Gold Pool 6% 5/1/2033	172,861	179,137
Freddie Mac Gold Pool 6% 5/1/2054	12,514,789	13,107,938
Freddie Mac Gold Pool 6% 6/1/2029	2,880	2,955
Freddie Mac Gold Pool 6% 6/1/2029	550	564
Freddie Mac Gold Pool 6% 6/1/2029	268	275
Freddie Mac Gold Pool 6% 6/1/2029	163	168
Freddie Mac Gold Pool 6% 6/1/2029	60	61
Freddie Mac Gold Pool 6% 6/1/2031	2,485	2,579
Freddie Mac Gold Pool 6% 7/1/2028	64	65
Freddie Mac Gold Pool 6% 7/1/2029	977	1,003
Freddie Mac Gold Pool 6% 7/1/2029	565	580
Freddie Mac Gold Pool 6% 7/1/2029	428	439
Freddie Mac Gold Pool 6% 7/1/2029	400	411
Freddie Mac Gold Pool 6% 7/1/2029	362	372
Freddie Mac Gold Pool 6% 7/1/2029	302	310
Freddie Mac Gold Pool 6% 7/1/2029	68	69
Freddie Mac Gold Pool 6% 7/1/2029	51	52
Freddie Mac Gold Pool 6% 7/1/2029	51	52
Freddie Mac Gold Pool 6% 7/1/2032	18,542	19,246
Freddie Mac Gold Pool 6% 7/1/2033	24,011	25,119
Freddie Mac Gold Pool 6% 7/1/2037	12,757	13,560
Freddie Mac Gold Pool 6% 7/1/2039	26,407,327	27,352,936
Freddie Mac Gold Pool 6% 8/1/2029	80	82
Freddie Mac Gold Pool 6% 8/1/2037	103,516	109,734
Freddie Mac Gold Pool 6% 8/1/2054	40,901	42,089
Freddie Mac Gold Pool 6% 8/1/2055	21,206,103	22,212,840
Freddie Mac Gold Pool 6% 9/1/2033	148,503	155,137
Freddie Mac Gold Pool 6% 9/1/2036	14,651	15,539
Freddie Mac Gold Pool 6% 9/1/2054	5,140,718	5,382,760
Freddie Mac Gold Pool 6% 9/1/2054	1,677,169	1,750,371
Freddie Mac Gold Pool 6.5% 1/1/2032	61,189	63,994
Freddie Mac Gold Pool 6.5% 1/1/2054	15,679,201	16,589,071
Freddie Mac Gold Pool 6.5% 1/1/2054	5,569,551	5,884,138
Freddie Mac Gold Pool 6.5% 10/1/2032	57,993	60,954
Freddie Mac Gold Pool 6.5% 10/1/2053	4,457,636	4,716,314
Freddie Mac Gold Pool 6.5% 12/1/2053	2,138,985	2,264,615
Freddie Mac Gold Pool 6.5% 2/1/2037	3,575	3,716
Freddie Mac Gold Pool 6.5% 3/1/2032	636	667
Freddie Mac Gold Pool 6.5% 3/1/2032	465	489
Freddie Mac Gold Pool 6.5% 3/1/2036	259,425	272,235
Freddie Mac Gold Pool 6.5% 3/1/2037	6,121	6,580
Freddie Mac Gold Pool 6.5% 4/1/2032	5,565	5,833
Freddie Mac Gold Pool 6.5% 4/1/2032	315	330
Freddie Mac Gold Pool 6.5% 5/1/2031	721	755
Freddie Mac Gold Pool 6.5% 5/1/2033	7,941	8,246
Freddie Mac Gold Pool 6.5% 6/1/2054	14,948,338	15,821,635
Freddie Mac Gold Pool 6.5% 6/1/2054	3,230,909	3,431,777
Freddie Mac Gold Pool 6.5% 7/1/2032	1,389	1,459
Freddie Mac Gold Pool 6.5% 8/1/2032	20,334	21,326
Freddie Mac Gold Pool 6.5% 8/1/2032	14,052	14,753
Freddie Mac Gold Pool 6.5% 8/1/2032	13,541	14,225
Freddie Mac Gold Pool 6.5% 9/1/2039	626,972	674,562
Freddie Mac Gold Pool 6.5% 9/1/2053	5,131,209	5,430,980
Freddie Mac Gold Pool 6.5% 9/1/2054	3,871,045	4,111,711
Freddie Mac Gold Pool 7% 1/1/2036	29,494	31,254
Freddie Mac Gold Pool 7% 11/1/2026	621	624
Freddie Mac Gold Pool 7% 11/1/2034	49,085	51,931
Freddie Mac Gold Pool 7% 11/1/2034	43,919	46,804
Freddie Mac Gold Pool 7% 12/1/2026	885	888
Freddie Mac Gold Pool 7% 4/1/2032	16,889	17,756
Freddie Mac Gold Pool 7% 7/1/2029	69,189	72,639
Freddie Mac Gold Pool 7% 8/1/2026	1,479	1,484
Freddie Mac Gold Pool 7% 8/1/2034	1,478	1,592
Freddie Mac Gold Pool 7% 9/1/2026	3,147	3,157
Freddie Mac Gold Pool 7% 9/1/2035	123,087	130,573
Freddie Mac Gold Pool 7.5% 1/1/2027	76	76
Freddie Mac Gold Pool 7.5% 11/1/2029	252	263
Freddie Mac Gold Pool 7.5% 11/1/2029	49	51
Freddie Mac Gold Pool 7.5% 11/1/2030	660	699
Freddie Mac Gold Pool 7.5% 11/1/2030	30	31
Freddie Mac Gold Pool 7.5% 11/1/2031	799	855
Freddie Mac Gold Pool 7.5% 2/1/2032	21,988	23,444
Freddie Mac Gold Pool 7.5% 5/1/2031	725	764
Freddie Mac Gold Pool 7.5% 6/1/2027	58	59
Freddie Mac Gold Pool 7.5% 7/1/2027	2	1
Freddie Mac Gold Pool 7.5% 7/1/2034	8,017	8,365
Freddie Mac Gold Pool 7.5% 8/1/2030	191	201
Freddie Mac Gold Pool 7.5% 9/1/2030	870	919
Freddie Mac Gold Pool 7.5% 9/1/2030	56	59
Freddie Mac Gold Pool 7.5% 9/1/2031	596	632
Freddie Mac Gold Pool 8% 11/1/2031	2,008	2,112
Freddie Mac Gold Pool 8% 2/1/2030	169	176
Freddie Mac Gold Pool 8% 4/1/2032	268	282
Freddie Mac Gold Pool 8% 7/1/2030	2,020	2,132
Freddie Mac Gold Pool 8% 8/1/2030	4,501	4,697
Freddie Mac Gold Pool 8% 8/1/2030	161	170
Freddie Mac Gold Pool 8% 8/1/2030	54	57
Freddie Mac Gold Pool 8% 9/1/2030	136	143
Freddie Mac Gold Pool 8.5% 1/1/2028	16	15
Freddie Mac Gold Pool 8.5% 11/1/2026	5	4
Freddie Mac Gold Pool 8.5% 12/1/2027	23	24
Freddie Mac Gold Pool 8.5% 2/1/2027	291	292
Freddie Mac Gold Pool 8.5% 5/1/2027	39	40
Freddie Mac Gold Pool 8.5% 5/1/2027	7	6
Freddie Mac Gold Pool 8.5% 8/1/2026	47	47
Freddie Mac Gold Pool 8.5% 8/1/2027	1,218	1,237
Freddie Mac Gold Pool 8.5% 8/1/2027	499	508
Freddie Mac Gold Pool 8.5% 8/1/2027	32	32
Freddie Mac Gold Pool 8.5% 8/1/2027	19	18
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	18,856,086	19,714,431
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	3,040,379	3,221,801
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	2,683,509	2,850,345
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	873,800	932,494
Freddie Mac Manufactured Housing participation certificates 6.5% 6/1/2055	12,318,991	13,096,424
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 5.616% 1/1/2036 (b)(c)	20,642	21,111
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.884% 3/1/2036 (b)(c)	135,249	138,689
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 5.85% 3/1/2036 (b)(c)	86,383	89,160
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.202% 12/1/2040 (b)(c)	856,986	897,496
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.406% 7/1/2041 (b)(c)	140,701	147,524
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.436% 9/1/2041 (b)(c)	190,711	200,183
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 6.864% 4/1/2036 (b)(c)	56,263	58,517
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (b)(c)	99,801	104,806
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (b)(c)	18,425	19,350
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (b)(c)	20,168	21,180
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.672% 6/1/2041 (b)(c)	253,945	266,682
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.778% 5/1/2041 (b)(c)	178,680	187,642
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.863% 5/1/2041 (b)(c)	231,295	242,896
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.939%, 6.607% 10/1/2042 (b)(c)	85,024	89,282
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.961%, 6.711% 6/1/2033 (b)(c)	4,209	4,348
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 7.01% 4/1/2038 (b)(c)	46,071	48,376
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (b)(c)	1,231	1,263
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (b)(c)	40,577	42,328
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.16%, 6.535% 11/1/2035 (b)(c)	2,092	2,183
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.095% 6/1/2033 (b)(c)	81,511	83,526
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2476%, 5.872% 1/1/2035 (b)(c)	1,436	1,484
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2597%, 6.321% 6/1/2033 (b)(c)	109,441	112,343
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.328% 3/1/2035 (b)(c)	227,168	234,428
Freddie Mac Non Gold Pool 4% 9/1/2040	31,221	31,169
Freddie Mac Non Gold Pool 4.5% 9/1/2040	812	827
Freddie Mac Non Gold Pool 5.5% 11/1/2054	11,113,566	11,340,375
Freddie Mac Non Gold Pool 5.5% 5/1/2053	35,711,782	36,912,106
Freddie Mac Non Gold Pool 5.5% 8/1/2053	3,547,378	3,666,610
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 5.375% 8/1/2037 (b)(c)	33,250	33,749
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.655%, 6.124% 4/1/2035 (b)(c)	30,123	30,942
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.178% 10/1/2036 (b)(c)	54,117	55,584
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.994%, 6.307% 10/1/2035 (b)(c)	63,117	65,091
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.26% 6/1/2037 (b)(c)	46,171	48,015
Freddie Mac Non Gold Pool 6% 6/1/2053	5,916,583	6,178,514
Freddie Mac Non Gold Pool 6% 6/1/2053	5,820,984	6,069,588
Freddie Mac Non Gold Pool 6% 7/1/2053	5,953,570	6,217,140
Ginnie Mae I Pool 2.5% 1/20/2052	8,588,636	7,557,179
Ginnie Mae I Pool 2.5% 12/20/2051	13,303,531	11,705,835
Ginnie Mae I Pool 2.5% 12/20/2051	8,737,293	7,679,791
Ginnie Mae I Pool 2.5% 12/20/2051	7,061,354	6,213,316
Ginnie Mae I Pool 2.5% 8/20/2051	49,160,006	43,210,018
Ginnie Mae I Pool 2.5% 8/20/2051	12,788,730	11,248,864
Ginnie Mae I Pool 2.5% 8/20/2051	7,402,900	6,506,904
Ginnie Mae I Pool 2.5% 9/20/2051	21,950,791	19,294,019
Ginnie Mae I Pool 2.5% 9/20/2051	12,827,438	11,274,894
Ginnie Mae I Pool 3% 1/15/2045	53,262	49,388
Ginnie Mae I Pool 3% 1/15/2045	41,316	38,358
Ginnie Mae I Pool 3% 1/15/2045	37,642	34,981
Ginnie Mae I Pool 3% 1/15/2045	33,020	30,580
Ginnie Mae I Pool 3% 1/15/2045	14,870	13,767
Ginnie Mae I Pool 3% 12/15/2042	1,220,413	1,140,720
Ginnie Mae I Pool 3% 12/20/2042	3,714,922	3,475,497
Ginnie Mae I Pool 3% 2/15/2045	378,238	350,398
Ginnie Mae I Pool 3% 2/15/2045	155,387	144,129
Ginnie Mae I Pool 3% 2/15/2045	71,225	66,023
Ginnie Mae I Pool 3% 2/15/2045	48,276	44,820
Ginnie Mae I Pool 3% 2/15/2045	34,376	31,846
Ginnie Mae I Pool 3% 2/20/2050	3,035,455	2,787,582
Ginnie Mae I Pool 3% 3/15/2045	290,152	268,796
Ginnie Mae I Pool 3% 3/15/2045	189,643	175,522
Ginnie Mae I Pool 3% 3/15/2045	172,006	159,794
Ginnie Mae I Pool 3% 3/15/2045	146,787	135,983
Ginnie Mae I Pool 3% 3/15/2045	133,427	124,151
Ginnie Mae I Pool 3% 3/15/2045	89,839	83,278
Ginnie Mae I Pool 3% 3/15/2045	78,020	72,300
Ginnie Mae I Pool 3% 3/15/2045	57,340	53,071
Ginnie Mae I Pool 3% 3/15/2045	49,936	46,347
Ginnie Mae I Pool 3% 3/15/2045	49,287	45,861
Ginnie Mae I Pool 3% 3/15/2045	32,254	30,381
Ginnie Mae I Pool 3% 3/15/2045	29,232	27,023
Ginnie Mae I Pool 3% 3/15/2045	23,971	22,347
Ginnie Mae I Pool 3% 3/15/2045	14,647	13,569
Ginnie Mae I Pool 3% 3/20/2043	2,418,557	2,263,593
Ginnie Mae I Pool 3% 3/20/2043	1,005,955	942,118
Ginnie Mae I Pool 3% 4/15/2042	17,586	16,525
Ginnie Mae I Pool 3% 4/15/2043	147,334	137,311
Ginnie Mae I Pool 3% 4/15/2043	120,211	112,435
Ginnie Mae I Pool 3% 4/15/2043	14,057	13,148
Ginnie Mae I Pool 3% 4/15/2043	13,768	13,017
Ginnie Mae I Pool 3% 4/15/2045	29,691	27,480
Ginnie Mae I Pool 3% 4/15/2045	22,132	20,453
Ginnie Mae I Pool 3% 5/15/2042	13,230	12,412
Ginnie Mae I Pool 3% 5/15/2043	686,886	643,090
Ginnie Mae I Pool 3% 5/15/2043	629,608	586,211
Ginnie Mae I Pool 3% 5/15/2043	256,764	241,442
Ginnie Mae I Pool 3% 5/15/2043	214,749	200,333
Ginnie Mae I Pool 3% 5/15/2043	143,320	132,635
Ginnie Mae I Pool 3% 5/15/2043	110,353	103,080
Ginnie Mae I Pool 3% 5/15/2043	41,827	38,956
Ginnie Mae I Pool 3% 5/15/2043	37,230	34,709
Ginnie Mae I Pool 3% 5/15/2043	8,186	7,644
Ginnie Mae I Pool 3% 5/15/2045	98,113	90,920
Ginnie Mae I Pool 3% 5/15/2045	62,954	58,195
Ginnie Mae I Pool 3% 6/15/2042	257,852	241,491
Ginnie Mae I Pool 3% 6/15/2043	417,565	389,661
Ginnie Mae I Pool 3% 6/15/2043	143,396	133,512
Ginnie Mae I Pool 3% 6/15/2043	22,827	21,386
Ginnie Mae I Pool 3% 6/15/2043	21,539	20,316
Ginnie Mae I Pool 3% 6/15/2043	11,790	10,988
Ginnie Mae I Pool 3% 6/15/2045	98,309	91,650
Ginnie Mae I Pool 3% 6/15/2045	20,921	19,346
Ginnie Mae I Pool 3% 6/15/2045	12,876	11,913
Ginnie Mae I Pool 3% 6/20/2042	59,571	56,029
Ginnie Mae I Pool 3% 7/15/2042	13,270	12,453
Ginnie Mae I Pool 3% 7/15/2043	3,063	2,861
Ginnie Mae I Pool 3% 7/15/2045	173,275	159,982
Ginnie Mae I Pool 3% 7/15/2045	117,005	107,996
Ginnie Mae I Pool 3% 7/15/2045	109,843	101,602
Ginnie Mae I Pool 3% 7/15/2045	58,610	54,449
Ginnie Mae I Pool 3% 7/15/2045	55,457	51,249
Ginnie Mae I Pool 3% 7/15/2045	51,632	47,966
Ginnie Mae I Pool 3% 7/15/2045	49,386	45,639
Ginnie Mae I Pool 3% 7/15/2045	48,885	45,148
Ginnie Mae I Pool 3% 7/15/2045	42,359	39,098
Ginnie Mae I Pool 3% 7/15/2045	39,497	36,601
Ginnie Mae I Pool 3% 7/15/2045	9,722	8,971
Ginnie Mae I Pool 3% 8/15/2042	33,034	30,817
Ginnie Mae I Pool 3% 8/15/2043	31,943	29,828
Ginnie Mae I Pool 3% 9/15/2042	29,246	27,268
Ginnie Mae I Pool 3.5% 1/15/2041	41,334	39,658
Ginnie Mae I Pool 3.5% 1/15/2042	552,721	527,089
Ginnie Mae I Pool 3.5% 1/15/2042	410,603	392,256
Ginnie Mae I Pool 3.5% 1/15/2042	9,743	9,326
Ginnie Mae I Pool 3.5% 1/15/2042	5,080	4,860
Ginnie Mae I Pool 3.5% 1/15/2043	611,485	583,771
Ginnie Mae I Pool 3.5% 1/15/2043	17,208	16,446
Ginnie Mae I Pool 3.5% 11/15/2040	73,276	70,291
Ginnie Mae I Pool 3.5% 11/15/2042	1,340,977	1,280,485
Ginnie Mae I Pool 3.5% 12/15/2040	13,925	13,366
Ginnie Mae I Pool 3.5% 12/15/2041	526,897	503,466
Ginnie Mae I Pool 3.5% 12/15/2041	491,364	469,094
Ginnie Mae I Pool 3.5% 12/15/2041	302,913	290,302
Ginnie Mae I Pool 3.5% 12/15/2041	43,704	41,944
Ginnie Mae I Pool 3.5% 12/20/2049	273,235	261,628
Ginnie Mae I Pool 3.5% 12/20/2049	124,851	119,314
Ginnie Mae I Pool 3.5% 12/20/2049	97,457	93,439
Ginnie Mae I Pool 3.5% 12/20/2049	29,158	27,899
Ginnie Mae I Pool 3.5% 2/15/2042	498,445	476,926
Ginnie Mae I Pool 3.5% 2/15/2042	481,365	459,345
Ginnie Mae I Pool 3.5% 2/15/2042	379,155	361,651
Ginnie Mae I Pool 3.5% 2/15/2042	171,764	164,386
Ginnie Mae I Pool 3.5% 2/15/2042	21,843	20,895
Ginnie Mae I Pool 3.5% 2/15/2043	2,664,338	2,548,731
Ginnie Mae I Pool 3.5% 2/15/2043	104,124	99,493
Ginnie Mae I Pool 3.5% 2/15/2043	67,686	64,533
Ginnie Mae I Pool 3.5% 2/15/2044	408,763	387,991
Ginnie Mae I Pool 3.5% 2/20/2043	1,327,647	1,269,701
Ginnie Mae I Pool 3.5% 3/15/2042	1,847,102	1,766,955
Ginnie Mae I Pool 3.5% 3/15/2042	7,830	7,519
Ginnie Mae I Pool 3.5% 3/15/2042	3,092	2,952
Ginnie Mae I Pool 3.5% 3/15/2043	45,488	43,485
Ginnie Mae I Pool 3.5% 3/15/2043	17,830	17,019
Ginnie Mae I Pool 3.5% 3/20/2043	565,844	541,146
Ginnie Mae I Pool 3.5% 4/15/2043	2,284,070	2,185,460
Ginnie Mae I Pool 3.5% 4/15/2043	434,108	413,171
Ginnie Mae I Pool 3.5% 5/15/2042	136,843	131,308
Ginnie Mae I Pool 3.5% 5/15/2042	102,261	98,107
Ginnie Mae I Pool 3.5% 5/15/2043	89,294	85,079
Ginnie Mae I Pool 3.5% 5/15/2043	88,519	84,814
Ginnie Mae I Pool 3.5% 5/15/2043	73,052	69,918
Ginnie Mae I Pool 3.5% 5/15/2043	31,824	30,408
Ginnie Mae I Pool 3.5% 5/20/2046	248,243	237,853
Ginnie Mae I Pool 3.5% 5/20/2046	168,733	161,671
Ginnie Mae I Pool 3.5% 5/20/2046	124,952	119,722
Ginnie Mae I Pool 3.5% 5/20/2046	120,635	115,586
Ginnie Mae I Pool 3.5% 5/20/2046	107,015	102,536
Ginnie Mae I Pool 3.5% 5/20/2046	66,606	63,689
Ginnie Mae I Pool 3.5% 6/15/2042	18,834	17,984
Ginnie Mae I Pool 3.5% 6/15/2043	189,075	180,033
Ginnie Mae I Pool 3.5% 6/15/2043	156,079	148,426
Ginnie Mae I Pool 3.5% 6/15/2043	117,937	112,642
Ginnie Mae I Pool 3.5% 6/15/2043	79,321	76,248
Ginnie Mae I Pool 3.5% 6/15/2043	63,676	60,683
Ginnie Mae I Pool 3.5% 6/15/2043	10,056	9,583
Ginnie Mae I Pool 3.5% 6/15/2043	5,731	5,485
Ginnie Mae I Pool 3.5% 6/20/2046	580,926	556,612
Ginnie Mae I Pool 3.5% 6/20/2046	175,535	168,189
Ginnie Mae I Pool 3.5% 6/20/2046	156,658	150,101
Ginnie Mae I Pool 3.5% 6/20/2046	148,706	142,482
Ginnie Mae I Pool 3.5% 6/20/2046	144,112	138,081
Ginnie Mae I Pool 3.5% 6/20/2046	84,436	80,902
Ginnie Mae I Pool 3.5% 6/20/2046	56,592	54,276
Ginnie Mae I Pool 3.5% 7/15/2042	385,967	368,721
Ginnie Mae I Pool 3.5% 7/15/2042	132,971	127,030
Ginnie Mae I Pool 3.5% 7/15/2042	33,709	32,189
Ginnie Mae I Pool 3.5% 7/15/2043	72,419	69,015
Ginnie Mae I Pool 3.5% 7/15/2043	5,137	4,901
Ginnie Mae I Pool 3.5% 7/20/2043	528,309	503,165
Ginnie Mae I Pool 3.5% 7/20/2046	18,100,658	17,360,051
Ginnie Mae I Pool 3.5% 8/15/2042	34,598	33,030
Ginnie Mae I Pool 3.5% 8/15/2043	40,296	38,369
Ginnie Mae I Pool 3.5% 8/15/2043	2,156	2,051
Ginnie Mae I Pool 3.5% 8/20/2052	19,828,424	18,795,603
Ginnie Mae I Pool 3.5% 9/15/2041	5,111	4,902
Ginnie Mae I Pool 3.5% 9/15/2042	95,426	90,981
Ginnie Mae I Pool 3.5% 9/15/2042	45,615	43,528
Ginnie Mae I Pool 3.5% 9/15/2042	45,142	43,366
Ginnie Mae I Pool 3.5% 9/15/2042	26,001	24,795
Ginnie Mae I Pool 3.5% 9/15/2042	6,293	6,006
Ginnie Mae I Pool 3.5% 9/15/2043	36,589	34,862
Ginnie Mae I Pool 4% 1/15/2040	100,210	98,845
Ginnie Mae I Pool 4% 1/15/2040	97,005	95,525
Ginnie Mae I Pool 4% 1/15/2041	487,133	479,305
Ginnie Mae I Pool 4% 1/15/2041	18,733	18,432
Ginnie Mae I Pool 4% 1/15/2041	9,653	9,495
Ginnie Mae I Pool 4% 1/15/2042	8,909	8,753
Ginnie Mae I Pool 4% 1/15/2043	31,730	31,134
Ginnie Mae I Pool 4% 1/15/2047	199,587	194,796
Ginnie Mae I Pool 4% 1/15/2047	192,502	187,881
Ginnie Mae I Pool 4% 1/15/2047	147,996	144,443
Ginnie Mae I Pool 4% 1/15/2047	70,502	68,809
Ginnie Mae I Pool 4% 10/15/2039	118,341	116,717
Ginnie Mae I Pool 4% 10/15/2040	567,459	558,511
Ginnie Mae I Pool 4% 10/15/2040	492,708	485,138
Ginnie Mae I Pool 4% 10/15/2040	486,382	478,762
Ginnie Mae I Pool 4% 10/15/2040	52,786	51,970
Ginnie Mae I Pool 4% 10/15/2040	10,486	10,324
Ginnie Mae I Pool 4% 10/15/2040	9,833	9,681
Ginnie Mae I Pool 4% 10/15/2041	1,104,882	1,085,639
Ginnie Mae I Pool 4% 10/15/2041	495,994	487,776
Ginnie Mae I Pool 4% 10/15/2041	270,901	266,466
Ginnie Mae I Pool 4% 10/15/2041	128,545	126,570
Ginnie Mae I Pool 4% 10/15/2041	98,341	96,750
Ginnie Mae I Pool 4% 10/15/2041	82,876	81,463
Ginnie Mae I Pool 4% 10/15/2041	61,710	60,706
Ginnie Mae I Pool 4% 10/15/2041	53,639	52,718
Ginnie Mae I Pool 4% 10/15/2041	48,332	47,570
Ginnie Mae I Pool 4% 10/15/2041	34,285	33,658
Ginnie Mae I Pool 4% 10/15/2041	27,967	27,512
Ginnie Mae I Pool 4% 10/15/2041	5,125	5,031
Ginnie Mae I Pool 4% 10/20/2042	129,842	127,366
Ginnie Mae I Pool 4% 11/15/2039	87,747	86,589
Ginnie Mae I Pool 4% 11/15/2040	141,332	139,046
Ginnie Mae I Pool 4% 11/15/2040	16,162	15,944
Ginnie Mae I Pool 4% 11/15/2041	252,525	248,286
Ginnie Mae I Pool 4% 11/15/2041	162,270	159,363
Ginnie Mae I Pool 4% 11/15/2041	19,596	19,262
Ginnie Mae I Pool 4% 11/15/2041	9,473	9,322
Ginnie Mae I Pool 4% 11/15/2041	1,246	1,227
Ginnie Mae I Pool 4% 11/15/2042	10,957	10,755
Ginnie Mae I Pool 4% 12/15/2039	283,194	278,901
Ginnie Mae I Pool 4% 12/15/2039	46,105	45,420
Ginnie Mae I Pool 4% 12/15/2040	34,283	33,699
Ginnie Mae I Pool 4% 12/15/2040	23,262	22,868
Ginnie Mae I Pool 4% 12/15/2040	4,783	4,719
Ginnie Mae I Pool 4% 12/15/2040	3,773	3,712
Ginnie Mae I Pool 4% 12/15/2040	2,163	2,129
Ginnie Mae I Pool 4% 12/15/2041	169,402	166,473
Ginnie Mae I Pool 4% 12/15/2041	108,297	106,513
Ginnie Mae I Pool 4% 12/15/2041	95,023	93,392
Ginnie Mae I Pool 4% 12/15/2041	81,378	79,951
Ginnie Mae I Pool 4% 12/15/2041	21,745	21,356
Ginnie Mae I Pool 4% 12/15/2041	18,191	17,919
Ginnie Mae I Pool 4% 12/15/2041	4,170	4,100
Ginnie Mae I Pool 4% 12/15/2042	8,107	7,963
Ginnie Mae I Pool 4% 12/15/2046	38,161	37,305
Ginnie Mae I Pool 4% 2/15/2040	418,846	412,326
Ginnie Mae I Pool 4% 2/15/2040	248,753	245,109
Ginnie Mae I Pool 4% 2/15/2040	243,964	240,167
Ginnie Mae I Pool 4% 2/15/2040	37,233	36,664
Ginnie Mae I Pool 4% 2/15/2041	75,076	73,778
Ginnie Mae I Pool 4% 2/15/2041	34,798	34,253
Ginnie Mae I Pool 4% 2/15/2041	4,997	4,912
Ginnie Mae I Pool 4% 2/15/2042	30,601	30,068
Ginnie Mae I Pool 4% 2/15/2042	20,804	20,449
Ginnie Mae I Pool 4% 2/15/2045	33,621	32,897
Ginnie Mae I Pool 4% 3/15/2040	2,090,422	2,058,305
Ginnie Mae I Pool 4% 3/15/2041	1,051,718	1,035,346
Ginnie Mae I Pool 4% 3/15/2041	12,242	12,051
Ginnie Mae I Pool 4% 3/15/2041	8,495	8,377
Ginnie Mae I Pool 4% 3/15/2042	130,513	128,191
Ginnie Mae I Pool 4% 3/15/2042	61,464	60,402
Ginnie Mae I Pool 4% 3/15/2042	19,796	19,429
Ginnie Mae I Pool 4% 3/15/2042	15,458	15,181
Ginnie Mae I Pool 4% 4/15/2040	170,532	167,809
Ginnie Mae I Pool 4% 4/15/2040	70,247	69,232
Ginnie Mae I Pool 4% 4/15/2041	2,428	2,390
Ginnie Mae I Pool 4% 4/15/2042	19,759	19,383
Ginnie Mae I Pool 4% 4/15/2043	24,676	24,216
Ginnie Mae I Pool 4% 4/15/2043	8,405	8,258
Ginnie Mae I Pool 4% 4/15/2046	2,030,291	1,985,373
Ginnie Mae I Pool 4% 4/20/2048	486,593	475,517
Ginnie Mae I Pool 4% 4/20/2048	428,851	419,090
Ginnie Mae I Pool 4% 5/15/2040	147,826	145,466
Ginnie Mae I Pool 4% 5/15/2041	20,211	20,000
Ginnie Mae I Pool 4% 5/15/2042	975	971
Ginnie Mae I Pool 4% 5/15/2043	41,363	40,515
Ginnie Mae I Pool 4% 5/15/2043	13,675	13,397
Ginnie Mae I Pool 4% 5/15/2045	31,296	30,586
Ginnie Mae I Pool 4% 5/20/2049	781,425	759,487
Ginnie Mae I Pool 4% 6/15/2041	28,409	27,939
Ginnie Mae I Pool 4% 6/15/2041	18,327	18,023
Ginnie Mae I Pool 4% 6/15/2041	12,370	12,150
Ginnie Mae I Pool 4% 6/15/2042	6,621	6,494
Ginnie Mae I Pool 4% 6/15/2042	4,391	4,308
Ginnie Mae I Pool 4% 6/15/2043	32,049	31,427
Ginnie Mae I Pool 4% 6/15/2043	15,736	15,456
Ginnie Mae I Pool 4% 6/15/2045	8,399	8,222
Ginnie Mae I Pool 4% 7/15/2039	110,837	109,202
Ginnie Mae I Pool 4% 7/15/2041	55,465	54,458
Ginnie Mae I Pool 4% 7/15/2041	50,715	49,863
Ginnie Mae I Pool 4% 7/15/2041	16,764	16,511
Ginnie Mae I Pool 4% 7/15/2041	2,938	2,885
Ginnie Mae I Pool 4% 7/15/2045	22,894	22,369
Ginnie Mae I Pool 4% 7/15/2046	133,949	131,026
Ginnie Mae I Pool 4% 7/15/2046	107,642	105,293
Ginnie Mae I Pool 4% 8/15/2039	43,724	43,065
Ginnie Mae I Pool 4% 8/15/2039	32,548	32,042
Ginnie Mae I Pool 4% 8/15/2039	5,601	5,523
Ginnie Mae I Pool 4% 8/15/2040	23,547	23,190
Ginnie Mae I Pool 4% 8/15/2041	73,431	72,222
Ginnie Mae I Pool 4% 8/15/2041	15,916	15,671
Ginnie Mae I Pool 4% 8/15/2041	14,628	14,414
Ginnie Mae I Pool 4% 8/15/2042	240,570	235,963
Ginnie Mae I Pool 4% 8/15/2042	29,511	29,039
Ginnie Mae I Pool 4% 8/15/2042	8,230	8,103
Ginnie Mae I Pool 4% 8/15/2043	13,356	13,075
Ginnie Mae I Pool 4% 8/15/2043	9,241	9,046
Ginnie Mae I Pool 4% 9/15/2039	73,038	72,097
Ginnie Mae I Pool 4% 9/15/2040	3,963	3,903
Ginnie Mae I Pool 4% 9/15/2041	118,942	116,930
Ginnie Mae I Pool 4% 9/15/2041	66,142	65,053
Ginnie Mae I Pool 4% 9/15/2041	61,664	60,686
Ginnie Mae I Pool 4% 9/15/2041	14,572	14,315
Ginnie Mae I Pool 4% 9/15/2041	8,638	8,479
Ginnie Mae I Pool 4% 9/15/2041	6,934	6,837
Ginnie Mae I Pool 4% 9/15/2041	3,608	3,548
Ginnie Mae I Pool 4.5% 1/15/2041	2,356	2,385
Ginnie Mae I Pool 4.5% 10/15/2039	52,868	53,526
Ginnie Mae I Pool 4.5% 10/15/2039	9,656	9,775
Ginnie Mae I Pool 4.5% 10/15/2039	2,910	2,946
Ginnie Mae I Pool 4.5% 10/15/2040	6,120	6,196
Ginnie Mae I Pool 4.5% 11/15/2039	324,253	328,292
Ginnie Mae I Pool 4.5% 11/15/2039	131,535	133,173
Ginnie Mae I Pool 4.5% 11/15/2039	96,478	97,671
Ginnie Mae I Pool 4.5% 11/15/2039	70,419	71,272
Ginnie Mae I Pool 4.5% 11/15/2039	48,979	49,584
Ginnie Mae I Pool 4.5% 11/15/2039	39,956	40,449
Ginnie Mae I Pool 4.5% 11/15/2039	10,667	10,798
Ginnie Mae I Pool 4.5% 11/15/2039	7,800	7,896
Ginnie Mae I Pool 4.5% 11/15/2039	7,294	7,384
Ginnie Mae I Pool 4.5% 11/15/2039	5,180	5,244
Ginnie Mae I Pool 4.5% 11/15/2039	4,372	4,426
Ginnie Mae I Pool 4.5% 11/15/2039	3,844	3,891
Ginnie Mae I Pool 4.5% 11/15/2039	1,480	1,498
Ginnie Mae I Pool 4.5% 12/15/2039	6,538	6,617
Ginnie Mae I Pool 4.5% 2/15/2040	263,280	266,535
Ginnie Mae I Pool 4.5% 2/15/2040	248,382	251,464
Ginnie Mae I Pool 4.5% 2/15/2040	141,136	142,879
Ginnie Mae I Pool 4.5% 2/15/2040	78,510	79,479
Ginnie Mae I Pool 4.5% 2/15/2040	53,993	54,653
Ginnie Mae I Pool 4.5% 2/15/2040	19,503	19,743
Ginnie Mae I Pool 4.5% 2/15/2040	15,395	15,585
Ginnie Mae I Pool 4.5% 2/15/2040	7,157	7,244
Ginnie Mae I Pool 4.5% 2/15/2040	6,033	6,108
Ginnie Mae I Pool 4.5% 2/15/2040	5,593	5,662
Ginnie Mae I Pool 4.5% 2/15/2040	1,708	1,729
Ginnie Mae I Pool 4.5% 2/15/2041	61,963	62,654
Ginnie Mae I Pool 4.5% 3/15/2040	667,385	675,629
Ginnie Mae I Pool 4.5% 3/15/2040	31,127	31,511
Ginnie Mae I Pool 4.5% 3/15/2040	9,996	10,119
Ginnie Mae I Pool 4.5% 3/15/2040	9,979	10,102
Ginnie Mae I Pool 4.5% 3/15/2040	3,256	3,296
Ginnie Mae I Pool 4.5% 3/15/2041	121,114	122,617
Ginnie Mae I Pool 4.5% 3/15/2041	33,696	34,113
Ginnie Mae I Pool 4.5% 3/15/2041	9,303	9,418
Ginnie Mae I Pool 4.5% 3/15/2041	2,276	2,305
Ginnie Mae I Pool 4.5% 4/15/2040	139,997	141,738
Ginnie Mae I Pool 4.5% 4/15/2040	106,461	107,788
Ginnie Mae I Pool 4.5% 4/15/2040	60,881	61,640
Ginnie Mae I Pool 4.5% 4/15/2040	25,001	25,311
Ginnie Mae I Pool 4.5% 4/15/2040	24,434	24,736
Ginnie Mae I Pool 4.5% 4/15/2040	19,805	20,048
Ginnie Mae I Pool 4.5% 5/15/2039	48,960	49,561
Ginnie Mae I Pool 4.5% 5/15/2040	347,980	352,281
Ginnie Mae I Pool 4.5% 5/15/2040	33,209	33,621
Ginnie Mae I Pool 4.5% 5/15/2041	174	174
Ginnie Mae I Pool 4.5% 6/15/2039	169,555	171,620
Ginnie Mae I Pool 4.5% 6/15/2039	156,365	158,293
Ginnie Mae I Pool 4.5% 6/15/2039	24,171	24,468
Ginnie Mae I Pool 4.5% 6/15/2039	2,188	2,215
Ginnie Mae I Pool 4.5% 6/15/2039	1,515	1,533
Ginnie Mae I Pool 4.5% 6/15/2040	1,242,179	1,257,630
Ginnie Mae I Pool 4.5% 6/15/2040	339,058	343,253
Ginnie Mae I Pool 4.5% 6/15/2040	209,725	212,315
Ginnie Mae I Pool 4.5% 6/15/2040	177,457	179,650
Ginnie Mae I Pool 4.5% 6/15/2040	141,170	142,915
Ginnie Mae I Pool 4.5% 6/15/2040	76,706	77,654
Ginnie Mae I Pool 4.5% 6/15/2040	32,871	33,277
Ginnie Mae I Pool 4.5% 6/15/2040	21,670	21,938
Ginnie Mae I Pool 4.5% 6/15/2040	16,663	16,869
Ginnie Mae I Pool 4.5% 6/15/2040	14,760	14,943
Ginnie Mae I Pool 4.5% 6/15/2040	8,632	8,738
Ginnie Mae I Pool 4.5% 6/15/2041	249,819	252,912
Ginnie Mae I Pool 4.5% 7/15/2039	138,358	140,056
Ginnie Mae I Pool 4.5% 7/15/2039	4,986	5,048
Ginnie Mae I Pool 4.5% 7/15/2040	528,157	534,686
Ginnie Mae I Pool 4.5% 7/15/2040	375,997	380,636
Ginnie Mae I Pool 4.5% 7/15/2040	272,742	276,112
Ginnie Mae I Pool 4.5% 7/15/2040	39,803	40,296
Ginnie Mae I Pool 4.5% 7/15/2040	34,500	34,926
Ginnie Mae I Pool 4.5% 7/15/2040	29,968	30,339
Ginnie Mae I Pool 4.5% 7/15/2040	26,606	26,935
Ginnie Mae I Pool 4.5% 7/15/2040	26,244	26,568
Ginnie Mae I Pool 4.5% 7/15/2040	23,235	23,522
Ginnie Mae I Pool 4.5% 7/15/2040	16,943	17,153
Ginnie Mae I Pool 4.5% 7/15/2040	8,894	9,004
Ginnie Mae I Pool 4.5% 7/15/2040	7,397	7,489
Ginnie Mae I Pool 4.5% 7/15/2040	1,147	1,162
Ginnie Mae I Pool 4.5% 7/15/2040	1,140	1,155
Ginnie Mae I Pool 4.5% 8/15/2039	1,395,112	1,412,267
Ginnie Mae I Pool 4.5% 8/15/2039	875,813	886,583
Ginnie Mae I Pool 4.5% 8/15/2039	700,871	709,477
Ginnie Mae I Pool 4.5% 8/15/2039	279,544	282,992
Ginnie Mae I Pool 4.5% 8/15/2039	132,336	133,957
Ginnie Mae I Pool 4.5% 8/15/2039	38,043	38,516
Ginnie Mae I Pool 4.5% 8/15/2039	23,441	23,730
Ginnie Mae I Pool 4.5% 8/15/2040	90,690	91,811
Ginnie Mae I Pool 4.5% 8/15/2040	40,001	40,491
Ginnie Mae I Pool 4.5% 8/15/2040	15,961	16,158
Ginnie Mae I Pool 4.5% 8/15/2040	15,664	15,858
Ginnie Mae I Pool 4.5% 8/15/2040	11,806	11,952
Ginnie Mae I Pool 4.5% 8/15/2040	4,205	4,257
Ginnie Mae I Pool 4.5% 8/15/2040	2,520	2,551
Ginnie Mae I Pool 4.5% 8/15/2040	1,974	1,997
Ginnie Mae I Pool 4.5% 8/15/2041	28,421	28,772
Ginnie Mae I Pool 4.5% 9/15/2039	259,609	262,807
Ginnie Mae I Pool 4.5% 9/15/2039	128,040	129,613
Ginnie Mae I Pool 4.5% 9/15/2039	3,704	3,750
Ginnie Mae I Pool 4.5% 9/15/2039	3,356	3,397
Ginnie Mae I Pool 4.5% 9/15/2040	41,551	42,064
Ginnie Mae I Pool 4.5% 9/15/2040	18,113	18,337
Ginnie Mae I Pool 5% 1/15/2034	9,883	10,162
Ginnie Mae I Pool 5% 1/15/2040	4,026	4,132
Ginnie Mae I Pool 5% 1/15/2040	3,118	3,229
Ginnie Mae I Pool 5% 10/15/2033	4,962	5,098
Ginnie Mae I Pool 5% 10/15/2034	7,761	7,974
Ginnie Mae I Pool 5% 10/15/2039	97,831	101,266
Ginnie Mae I Pool 5% 10/15/2039	75,722	78,428
Ginnie Mae I Pool 5% 10/15/2039	60,104	62,256
Ginnie Mae I Pool 5% 10/15/2039	33,901	35,088
Ginnie Mae I Pool 5% 10/15/2039	18,712	19,362
Ginnie Mae I Pool 5% 11/15/2033	3,236	3,329
Ginnie Mae I Pool 5% 11/15/2039	99,936	103,533
Ginnie Mae I Pool 5% 11/15/2039	73,251	75,957
Ginnie Mae I Pool 5% 11/15/2039	40,466	41,916
Ginnie Mae I Pool 5% 11/15/2039	36,049	37,343
Ginnie Mae I Pool 5% 11/15/2039	7,176	7,430
Ginnie Mae I Pool 5% 11/15/2039	6,658	6,901
Ginnie Mae I Pool 5% 11/15/2040	36,252	37,560
Ginnie Mae I Pool 5% 11/15/2040	9,967	10,326
Ginnie Mae I Pool 5% 12/15/2032	1,099	1,127
Ginnie Mae I Pool 5% 12/15/2037	27,203	28,192
Ginnie Mae I Pool 5% 12/15/2038	11,973	12,405
Ginnie Mae I Pool 5% 12/15/2039	96,745	100,227
Ginnie Mae I Pool 5% 12/15/2039	49,190	50,930
Ginnie Mae I Pool 5% 12/15/2039	40,521	42,003
Ginnie Mae I Pool 5% 2/15/2039	159,082	164,653
Ginnie Mae I Pool 5% 2/15/2039	1,280	1,325
Ginnie Mae I Pool 5% 2/15/2040	7,851	8,134
Ginnie Mae I Pool 5% 3/15/2039	19,228	19,925
Ginnie Mae I Pool 5% 3/15/2040	15,625	16,176
Ginnie Mae I Pool 5% 3/15/2041	82,354	85,263
Ginnie Mae I Pool 5% 3/15/2041	30,115	31,199
Ginnie Mae I Pool 5% 3/15/2041	6,718	6,961
Ginnie Mae I Pool 5% 4/15/2033	8,948	9,179
Ginnie Mae I Pool 5% 4/15/2039	41,165	42,610
Ginnie Mae I Pool 5% 4/15/2039	16,792	17,405
Ginnie Mae I Pool 5% 4/15/2040	689,995	714,769
Ginnie Mae I Pool 5% 4/15/2040	684,496	708,957
Ginnie Mae I Pool 5% 4/15/2040	41,645	43,164
Ginnie Mae I Pool 5% 4/15/2040	13,561	14,053
Ginnie Mae I Pool 5% 4/15/2040	8,390	8,692
Ginnie Mae I Pool 5% 4/15/2040	4,623	4,784
Ginnie Mae I Pool 5% 4/15/2040	1,010	1,046
Ginnie Mae I Pool 5% 4/15/2041	122,765	127,072
Ginnie Mae I Pool 5% 4/15/2041	27,524	28,494
Ginnie Mae I Pool 5% 4/15/2041	13,276	13,745
Ginnie Mae I Pool 5% 4/15/2041	5,253	5,441
Ginnie Mae I Pool 5% 4/20/2048	772,617	796,660
Ginnie Mae I Pool 5% 5/15/2039	135,330	140,057
Ginnie Mae I Pool 5% 5/15/2039	103,890	107,538
Ginnie Mae I Pool 5% 5/15/2039	16,291	16,860
Ginnie Mae I Pool 5% 5/15/2040	41,729	43,238
Ginnie Mae I Pool 5% 5/15/2040	25,128	26,059
Ginnie Mae I Pool 5% 5/15/2040	8,963	9,284
Ginnie Mae I Pool 5% 6/15/2033	746	768
Ginnie Mae I Pool 5% 6/15/2039	14,051	14,541
Ginnie Mae I Pool 5% 6/15/2039	2,679	2,774
Ginnie Mae I Pool 5% 6/15/2040	2,085,490	2,160,368
Ginnie Mae I Pool 5% 6/15/2040	55,395	57,389
Ginnie Mae I Pool 5% 6/15/2040	43,314	44,864
Ginnie Mae I Pool 5% 6/15/2040	36,947	38,238
Ginnie Mae I Pool 5% 6/15/2040	7,543	7,813
Ginnie Mae I Pool 5% 6/15/2040	4,650	4,812
Ginnie Mae I Pool 5% 6/15/2041	99,039	102,481
Ginnie Mae I Pool 5% 6/15/2041	14,012	14,505
Ginnie Mae I Pool 5% 6/15/2041	13,251	13,715
Ginnie Mae I Pool 5% 6/15/2041	2,756	2,858
Ginnie Mae I Pool 5% 7/15/2039	170,476	176,397
Ginnie Mae I Pool 5% 7/15/2039	103,150	106,782
Ginnie Mae I Pool 5% 7/15/2039	3,853	3,996
Ginnie Mae I Pool 5% 7/15/2040	108,063	111,961
Ginnie Mae I Pool 5% 7/15/2040	91,644	94,957
Ginnie Mae I Pool 5% 7/15/2040	52,858	54,777
Ginnie Mae I Pool 5% 7/15/2040	45,738	47,415
Ginnie Mae I Pool 5% 7/15/2040	35,541	36,805
Ginnie Mae I Pool 5% 7/15/2040	21,477	22,228
Ginnie Mae I Pool 5% 7/15/2040	7,147	7,407
Ginnie Mae I Pool 5% 7/15/2040	7,121	7,378
Ginnie Mae I Pool 5% 8/15/2039	81,884	84,774
Ginnie Mae I Pool 5% 8/15/2039	72,300	74,852
Ginnie Mae I Pool 5% 8/15/2039	32,914	34,076
Ginnie Mae I Pool 5% 8/15/2039	23,287	24,121
Ginnie Mae I Pool 5% 8/15/2039	12,481	12,922
Ginnie Mae I Pool 5% 8/15/2039	7,936	8,215
Ginnie Mae I Pool 5% 8/15/2039	7,149	7,406
Ginnie Mae I Pool 5% 8/15/2039	2,854	2,957
Ginnie Mae I Pool 5% 8/15/2039	1,978	2,048
Ginnie Mae I Pool 5% 8/15/2040	174,900	181,265
Ginnie Mae I Pool 5% 8/15/2040	147,283	152,596
Ginnie Mae I Pool 5% 8/15/2040	130,683	135,459
Ginnie Mae I Pool 5% 8/15/2040	39,737	41,195
Ginnie Mae I Pool 5% 8/15/2040	2,782	2,882
Ginnie Mae I Pool 5% 8/15/2041	3,208	3,323
Ginnie Mae I Pool 5% 9/15/2033	171	171
Ginnie Mae I Pool 5% 9/15/2037	5,604	5,809
Ginnie Mae I Pool 5% 9/15/2039	554,703	574,128
Ginnie Mae I Pool 5% 9/15/2039	113,444	117,458
Ginnie Mae I Pool 5% 9/15/2039	80,531	83,388
Ginnie Mae I Pool 5% 9/15/2039	37,334	38,661
Ginnie Mae I Pool 5% 9/15/2039	36,208	37,489
Ginnie Mae I Pool 5% 9/15/2039	34,504	35,757
Ginnie Mae I Pool 5% 9/15/2039	30,677	31,757
Ginnie Mae I Pool 5% 9/15/2039	23,671	24,515
Ginnie Mae I Pool 5% 9/15/2039	20,169	20,881
Ginnie Mae I Pool 5% 9/15/2039	10,066	10,426
Ginnie Mae I Pool 5% 9/15/2039	7,881	8,159
Ginnie Mae I Pool 5% 9/15/2039	4,656	4,821
Ginnie Mae I Pool 5% 9/15/2039	4,197	4,344
Ginnie Mae I Pool 5% 9/15/2040	83,941	86,962
Ginnie Mae I Pool 5% 9/15/2040	54,399	56,297
Ginnie Mae I Pool 5% 9/15/2040	26,057	26,993
Ginnie Mae I Pool 5% 9/15/2040	17,412	18,043
Ginnie Mae I Pool 5% 9/15/2041	1,538,336	1,592,907
Ginnie Mae I Pool 5.5% 1/15/2034	1,135	1,186
Ginnie Mae I Pool 5.5% 1/15/2039	6,807	7,134
Ginnie Mae I Pool 5.5% 10/15/2035	74,052	77,534
Ginnie Mae I Pool 5.5% 11/15/2033	452	470
Ginnie Mae I Pool 5.5% 12/15/2038	1,981	2,071
Ginnie Mae I Pool 5.5% 12/15/2038	321	336
Ginnie Mae I Pool 5.5% 3/15/2034	4,167	4,346
Ginnie Mae I Pool 5.5% 3/15/2034	952	988
Ginnie Mae I Pool 5.5% 3/15/2039	5,870	6,147
Ginnie Mae I Pool 5.5% 4/15/2034	5,415	5,644
Ginnie Mae I Pool 5.5% 4/15/2034	912	951
Ginnie Mae I Pool 5.5% 5/15/2034	18,252	19,060
Ginnie Mae I Pool 5.5% 5/15/2034	5,101	5,325
Ginnie Mae I Pool 5.5% 5/15/2034	1,716	1,792
Ginnie Mae I Pool 5.5% 5/15/2034	1,491	1,558
Ginnie Mae I Pool 5.5% 5/15/2034	985	1,029
Ginnie Mae I Pool 5.5% 5/15/2034	927	964
Ginnie Mae I Pool 5.5% 5/15/2039	55,812	58,493
Ginnie Mae I Pool 5.5% 6/15/2033	594	618
Ginnie Mae I Pool 5.5% 6/15/2039	4,495	4,701
Ginnie Mae I Pool 5.5% 6/15/2039	1,585	1,649
Ginnie Mae I Pool 5.5% 7/15/2033	3,923	4,097
Ginnie Mae I Pool 5.5% 7/15/2037	388	406
Ginnie Mae I Pool 5.5% 7/15/2038	1,073	1,123
Ginnie Mae I Pool 5.5% 7/15/2038	1,067	1,111
Ginnie Mae I Pool 5.5% 7/15/2039	29,409	30,895
Ginnie Mae I Pool 5.5% 8/15/2033	13,817	14,427
Ginnie Mae I Pool 5.5% 9/15/2039	373,437	391,962
Ginnie Mae I Pool 5.5% 9/15/2039	324,180	340,129
Ginnie Mae I Pool 6% 10/15/2030	20,528	21,227
Ginnie Mae I Pool 6% 10/15/2039	13,775	14,575
Ginnie Mae I Pool 6% 11/15/2037	1,352	1,424
Ginnie Mae I Pool 6% 11/15/2039	39,528	41,864
Ginnie Mae I Pool 6% 11/15/2039	21,086	22,326
Ginnie Mae I Pool 6% 11/15/2039	14,964	15,823
Ginnie Mae I Pool 6% 11/15/2039	8,056	8,492
Ginnie Mae I Pool 6% 11/15/2039	6,875	7,236
Ginnie Mae I Pool 6% 11/15/2039	5,811	6,133
Ginnie Mae I Pool 6% 11/15/2039	3,078	3,256
Ginnie Mae I Pool 6% 12/15/2034	3,447	3,620
Ginnie Mae I Pool 6% 5/15/2040	1,166,944	1,230,272
Ginnie Mae I Pool 6% 6/15/2036	140,981	148,414
Ginnie Mae I Pool 6.5% 10/15/2034	46,975	50,199
Ginnie Mae I Pool 6.5% 10/15/2034	6,030	6,410
Ginnie Mae I Pool 6.5% 10/15/2034	5,680	6,040
Ginnie Mae I Pool 6.5% 10/15/2034	3,197	3,425
Ginnie Mae I Pool 6.5% 10/15/2034	449	476
Ginnie Mae I Pool 6.5% 10/15/2035	31,794	34,224
Ginnie Mae I Pool 6.5% 10/15/2036	10,230	10,950
Ginnie Mae I Pool 6.5% 11/15/2034	11,665	12,195
Ginnie Mae I Pool 6.5% 2/15/2035	1,411	1,507
Ginnie Mae I Pool 6.5% 3/15/2035	1,198	1,255
Ginnie Mae I Pool 6.5% 6/15/2037	11,437	12,228
Ginnie Mae I Pool 6.5% 7/15/2035	3,456	3,699
Ginnie Mae I Pool 6.5% 8/15/2034	53,386	56,893
Ginnie Mae I Pool 6.5% 8/15/2034	1,126	1,177
Ginnie Mae I Pool 6.5% 8/15/2036	9,119	9,759
Ginnie Mae I Pool 6.5% 9/15/2034	20,670	22,016
Ginnie Mae I Pool 6.5% 9/15/2034	167	179
Ginnie Mae I Pool 6.5% 9/15/2035	785	816
Ginnie Mae I Pool 7% 1/15/2027	16	16
Ginnie Mae I Pool 7% 1/15/2028	724	726
Ginnie Mae I Pool 7% 1/15/2028	512	514
Ginnie Mae I Pool 7% 1/15/2028	479	485
Ginnie Mae I Pool 7% 1/15/2028	476	483
Ginnie Mae I Pool 7% 1/15/2028	399	403
Ginnie Mae I Pool 7% 1/15/2028	374	378
Ginnie Mae I Pool 7% 1/15/2028	368	370
Ginnie Mae I Pool 7% 1/15/2028	131	132
Ginnie Mae I Pool 7% 1/15/2028	107	107
Ginnie Mae I Pool 7% 1/15/2028	94	95
Ginnie Mae I Pool 7% 1/15/2028	77	78
Ginnie Mae I Pool 7% 1/15/2028	32	32
Ginnie Mae I Pool 7% 1/15/2029	1,303	1,331
Ginnie Mae I Pool 7% 1/15/2029	976	995
Ginnie Mae I Pool 7% 1/15/2029	663	673
Ginnie Mae I Pool 7% 1/15/2029	504	515
Ginnie Mae I Pool 7% 1/15/2029	361	368
Ginnie Mae I Pool 7% 1/15/2029	70	71
Ginnie Mae I Pool 7% 1/15/2029	60	61
Ginnie Mae I Pool 7% 1/15/2030	4,444	4,547
Ginnie Mae I Pool 7% 1/15/2030	395	404
Ginnie Mae I Pool 7% 1/15/2031	6,239	6,410
Ginnie Mae I Pool 7% 1/15/2031	2,782	2,881
Ginnie Mae I Pool 7% 1/15/2031	1,451	1,495
Ginnie Mae I Pool 7% 1/15/2032	9,486	9,834
Ginnie Mae I Pool 7% 1/15/2032	413	422
Ginnie Mae I Pool 7% 10/15/2026	70	69
Ginnie Mae I Pool 7% 10/15/2028	3,858	3,925
Ginnie Mae I Pool 7% 10/15/2028	2,569	2,614
Ginnie Mae I Pool 7% 10/15/2028	1,052	1,058
Ginnie Mae I Pool 7% 10/15/2028	681	691
Ginnie Mae I Pool 7% 10/15/2028	67	69
Ginnie Mae I Pool 7% 10/15/2028	66	66
Ginnie Mae I Pool 7% 10/15/2028	57	58
Ginnie Mae I Pool 7% 10/15/2028	32	32
Ginnie Mae I Pool 7% 10/15/2029	978	1,004
Ginnie Mae I Pool 7% 10/15/2029	143	147
Ginnie Mae I Pool 7% 10/15/2030	1,224	1,255
Ginnie Mae I Pool 7% 10/15/2030	738	763
Ginnie Mae I Pool 7% 10/15/2031	8,165	8,486
Ginnie Mae I Pool 7% 10/15/2031	1,963	2,027
Ginnie Mae I Pool 7% 10/15/2031	1,610	1,671
Ginnie Mae I Pool 7% 10/15/2031	1,540	1,566
Ginnie Mae I Pool 7% 10/15/2031	1,109	1,151
Ginnie Mae I Pool 7% 10/15/2031	302	313
Ginnie Mae I Pool 7% 10/15/2031	166	172
Ginnie Mae I Pool 7% 10/15/2031	39	41
Ginnie Mae I Pool 7% 10/15/2032	2,440	2,527
Ginnie Mae I Pool 7% 11/15/2027	79	80
Ginnie Mae I Pool 7% 11/15/2028	1,746	1,773
Ginnie Mae I Pool 7% 11/15/2028	940	960
Ginnie Mae I Pool 7% 11/15/2028	567	578
Ginnie Mae I Pool 7% 11/15/2028	471	480
Ginnie Mae I Pool 7% 11/15/2028	352	357
Ginnie Mae I Pool 7% 11/15/2029	3,927	4,034
Ginnie Mae I Pool 7% 11/15/2031	4,619	4,793
Ginnie Mae I Pool 7% 11/15/2031	4,483	4,595
Ginnie Mae I Pool 7% 11/15/2031	718	746
Ginnie Mae I Pool 7% 11/15/2031	57	60
Ginnie Mae I Pool 7% 11/15/2032	1,738	1,798
Ginnie Mae I Pool 7% 12/15/2027	1,041	1,054
Ginnie Mae I Pool 7% 12/15/2027	771	781
Ginnie Mae I Pool 7% 12/15/2027	278	281
Ginnie Mae I Pool 7% 12/15/2027	171	173
Ginnie Mae I Pool 7% 12/15/2027	117	119
Ginnie Mae I Pool 7% 12/15/2027	85	86
Ginnie Mae I Pool 7% 12/15/2027	22	22
Ginnie Mae I Pool 7% 12/15/2028	4,243	4,328
Ginnie Mae I Pool 7% 12/15/2028	1,499	1,528
Ginnie Mae I Pool 7% 12/15/2028	1,292	1,318
Ginnie Mae I Pool 7% 12/15/2028	668	681
Ginnie Mae I Pool 7% 12/15/2028	441	448
Ginnie Mae I Pool 7% 12/15/2028	223	226
Ginnie Mae I Pool 7% 12/15/2028	202	205
Ginnie Mae I Pool 7% 12/15/2028	90	92
Ginnie Mae I Pool 7% 12/15/2028	22	23
Ginnie Mae I Pool 7% 12/15/2030	1,964	2,032
Ginnie Mae I Pool 7% 12/15/2031	7,177	7,443
Ginnie Mae I Pool 7% 12/15/2031	3,686	3,829
Ginnie Mae I Pool 7% 12/15/2031	329	341
Ginnie Mae I Pool 7% 2/15/2028	3,593	3,641
Ginnie Mae I Pool 7% 2/15/2028	1,125	1,139
Ginnie Mae I Pool 7% 2/15/2028	565	573
Ginnie Mae I Pool 7% 2/15/2028	535	538
Ginnie Mae I Pool 7% 2/15/2028	523	526
Ginnie Mae I Pool 7% 2/15/2028	470	477
Ginnie Mae I Pool 7% 2/15/2028	402	407
Ginnie Mae I Pool 7% 2/15/2028	210	213
Ginnie Mae I Pool 7% 2/15/2028	161	162
Ginnie Mae I Pool 7% 2/15/2028	103	104
Ginnie Mae I Pool 7% 2/15/2028	63	63
Ginnie Mae I Pool 7% 2/15/2028	61	61
Ginnie Mae I Pool 7% 2/15/2028	53	53
Ginnie Mae I Pool 7% 2/15/2028	41	42
Ginnie Mae I Pool 7% 2/15/2028	24	25
Ginnie Mae I Pool 7% 2/15/2028	23	23
Ginnie Mae I Pool 7% 2/15/2029	280	286
Ginnie Mae I Pool 7% 2/15/2029	201	203
Ginnie Mae I Pool 7% 2/15/2029	110	112
Ginnie Mae I Pool 7% 2/15/2032	12,138	12,632
Ginnie Mae I Pool 7% 2/15/2032	7,170	7,332
Ginnie Mae I Pool 7% 2/15/2032	3,332	3,461
Ginnie Mae I Pool 7% 2/15/2032	1,125	1,166
Ginnie Mae I Pool 7% 2/15/2032	876	891
Ginnie Mae I Pool 7% 2/15/2032	743	771
Ginnie Mae I Pool 7% 2/15/2032	265	276
Ginnie Mae I Pool 7% 3/15/2028	1,374	1,391
Ginnie Mae I Pool 7% 3/15/2028	730	739
Ginnie Mae I Pool 7% 3/15/2028	691	699
Ginnie Mae I Pool 7% 3/15/2028	621	627
Ginnie Mae I Pool 7% 3/15/2028	498	500
Ginnie Mae I Pool 7% 3/15/2028	337	339
Ginnie Mae I Pool 7% 3/15/2028	247	250
Ginnie Mae I Pool 7% 3/15/2028	165	168
Ginnie Mae I Pool 7% 3/15/2028	139	141
Ginnie Mae I Pool 7% 3/15/2028	125	126
Ginnie Mae I Pool 7% 3/15/2029	1,909	1,948
Ginnie Mae I Pool 7% 3/15/2029	807	824
Ginnie Mae I Pool 7% 3/15/2029	498	507
Ginnie Mae I Pool 7% 3/15/2029	222	225
Ginnie Mae I Pool 7% 3/15/2029	136	137
Ginnie Mae I Pool 7% 3/15/2029	116	117
Ginnie Mae I Pool 7% 3/15/2031	763	790
Ginnie Mae I Pool 7% 3/15/2031	728	752
Ginnie Mae I Pool 7% 3/15/2031	540	559
Ginnie Mae I Pool 7% 3/15/2031	227	231
Ginnie Mae I Pool 7% 3/15/2031	57	59
Ginnie Mae I Pool 7% 3/15/2032	4,792	4,987
Ginnie Mae I Pool 7% 3/15/2032	2,077	2,160
Ginnie Mae I Pool 7% 3/15/2032	1,551	1,614
Ginnie Mae I Pool 7% 3/15/2032	517	535
Ginnie Mae I Pool 7% 3/15/2032	389	404
Ginnie Mae I Pool 7% 3/15/2032	299	305
Ginnie Mae I Pool 7% 3/15/2032	261	271
Ginnie Mae I Pool 7% 3/15/2032	65	67
Ginnie Mae I Pool 7% 4/15/2028	2,452	2,488
Ginnie Mae I Pool 7% 4/15/2028	1,261	1,281
Ginnie Mae I Pool 7% 4/15/2028	792	803
Ginnie Mae I Pool 7% 4/15/2028	609	617
Ginnie Mae I Pool 7% 4/15/2028	480	487
Ginnie Mae I Pool 7% 4/15/2028	367	372
Ginnie Mae I Pool 7% 4/15/2028	290	292
Ginnie Mae I Pool 7% 4/15/2028	207	210
Ginnie Mae I Pool 7% 4/15/2028	135	137
Ginnie Mae I Pool 7% 4/15/2028	81	81
Ginnie Mae I Pool 7% 4/15/2028	44	44
Ginnie Mae I Pool 7% 4/15/2028	34	35
Ginnie Mae I Pool 7% 4/15/2028	29	29
Ginnie Mae I Pool 7% 4/15/2028	22	23
Ginnie Mae I Pool 7% 4/15/2028	14	14
Ginnie Mae I Pool 7% 4/15/2029	1,297	1,324
Ginnie Mae I Pool 7% 4/15/2029	163	166
Ginnie Mae I Pool 7% 4/15/2029	127	130
Ginnie Mae I Pool 7% 4/15/2030	959	988
Ginnie Mae I Pool 7% 4/15/2031	5,317	5,501
Ginnie Mae I Pool 7% 4/15/2031	2,279	2,361
Ginnie Mae I Pool 7% 4/15/2031	1,319	1,367
Ginnie Mae I Pool 7% 4/15/2031	550	569
Ginnie Mae I Pool 7% 4/15/2031	296	307
Ginnie Mae I Pool 7% 4/15/2032	6,920	7,208
Ginnie Mae I Pool 7% 4/15/2032	3,862	4,011
Ginnie Mae I Pool 7% 4/15/2032	2,676	2,784
Ginnie Mae I Pool 7% 4/15/2032	1,201	1,251
Ginnie Mae I Pool 7% 4/15/2032	1,065	1,103
Ginnie Mae I Pool 7% 4/15/2032	947	983
Ginnie Mae I Pool 7% 4/15/2032	941	976
Ginnie Mae I Pool 7% 4/15/2032	759	785
Ginnie Mae I Pool 7% 4/15/2032	682	687
Ginnie Mae I Pool 7% 4/15/2032	619	643
Ginnie Mae I Pool 7% 4/15/2032	597	617
Ginnie Mae I Pool 7% 4/15/2032	593	614
Ginnie Mae I Pool 7% 4/15/2032	265	268
Ginnie Mae I Pool 7% 4/20/2032	100,627	104,919
Ginnie Mae I Pool 7% 5/15/2027	16	16
Ginnie Mae I Pool 7% 5/15/2028	1,103	1,118
Ginnie Mae I Pool 7% 5/15/2028	858	864
Ginnie Mae I Pool 7% 5/15/2028	572	579
Ginnie Mae I Pool 7% 5/15/2028	134	136
Ginnie Mae I Pool 7% 5/15/2028	115	116
Ginnie Mae I Pool 7% 5/15/2028	99	100
Ginnie Mae I Pool 7% 5/15/2028	94	95
Ginnie Mae I Pool 7% 5/15/2028	51	52
Ginnie Mae I Pool 7% 5/15/2028	51	52
Ginnie Mae I Pool 7% 5/15/2029	880	902
Ginnie Mae I Pool 7% 5/15/2029	320	327
Ginnie Mae I Pool 7% 5/15/2030	700	715
Ginnie Mae I Pool 7% 5/15/2031	2,295	2,356
Ginnie Mae I Pool 7% 5/15/2031	1,176	1,219
Ginnie Mae I Pool 7% 5/15/2031	523	530
Ginnie Mae I Pool 7% 5/15/2031	300	305
Ginnie Mae I Pool 7% 5/15/2032	10,891	11,344
Ginnie Mae I Pool 7% 5/15/2032	3,667	3,822
Ginnie Mae I Pool 7% 5/15/2032	3,327	3,446
Ginnie Mae I Pool 7% 5/15/2032	2,122	2,186
Ginnie Mae I Pool 7% 5/15/2032	1,347	1,397
Ginnie Mae I Pool 7% 5/15/2032	1,322	1,346
Ginnie Mae I Pool 7% 5/15/2032	1,261	1,309
Ginnie Mae I Pool 7% 5/15/2032	1,018	1,046
Ginnie Mae I Pool 7% 5/15/2032	959	999
Ginnie Mae I Pool 7% 5/15/2032	854	891
Ginnie Mae I Pool 7% 5/15/2032	840	875
Ginnie Mae I Pool 7% 5/15/2032	820	852
Ginnie Mae I Pool 7% 5/15/2032	727	751
Ginnie Mae I Pool 7% 5/15/2032	274	284
Ginnie Mae I Pool 7% 5/15/2032	252	262
Ginnie Mae I Pool 7% 5/15/2032	107	111
Ginnie Mae I Pool 7% 5/15/2032	82	85
Ginnie Mae I Pool 7% 5/15/2032	56	58
Ginnie Mae I Pool 7% 5/15/2032	19	19
Ginnie Mae I Pool 7% 6/15/2028	2,505	2,542
Ginnie Mae I Pool 7% 6/15/2028	1,350	1,370
Ginnie Mae I Pool 7% 6/15/2028	1,063	1,079
Ginnie Mae I Pool 7% 6/15/2028	915	928
Ginnie Mae I Pool 7% 6/15/2028	893	908
Ginnie Mae I Pool 7% 6/15/2028	519	526
Ginnie Mae I Pool 7% 6/15/2028	464	470
Ginnie Mae I Pool 7% 6/15/2028	441	449
Ginnie Mae I Pool 7% 6/15/2028	386	392
Ginnie Mae I Pool 7% 6/15/2028	360	365
Ginnie Mae I Pool 7% 6/15/2028	315	320
Ginnie Mae I Pool 7% 6/15/2028	315	318
Ginnie Mae I Pool 7% 6/15/2028	265	270
Ginnie Mae I Pool 7% 6/15/2028	219	223
Ginnie Mae I Pool 7% 6/15/2028	152	154
Ginnie Mae I Pool 7% 6/15/2028	131	134
Ginnie Mae I Pool 7% 6/15/2028	106	108
Ginnie Mae I Pool 7% 6/15/2028	61	61
Ginnie Mae I Pool 7% 6/15/2028	49	49
Ginnie Mae I Pool 7% 6/15/2028	30	30
Ginnie Mae I Pool 7% 6/15/2028	19	19
Ginnie Mae I Pool 7% 6/15/2029	1,001	1,024
Ginnie Mae I Pool 7% 6/15/2029	451	462
Ginnie Mae I Pool 7% 6/15/2029	306	312
Ginnie Mae I Pool 7% 6/15/2029	280	287
Ginnie Mae I Pool 7% 6/15/2029	11	11
Ginnie Mae I Pool 7% 6/15/2031	6,961	7,213
Ginnie Mae I Pool 7% 6/15/2031	3,108	3,222
Ginnie Mae I Pool 7% 6/15/2031	1,177	1,220
Ginnie Mae I Pool 7% 6/15/2031	775	804
Ginnie Mae I Pool 7% 6/15/2031	68	70
Ginnie Mae I Pool 7% 6/15/2032	22,141	23,043
Ginnie Mae I Pool 7% 6/15/2032	14,019	14,607
Ginnie Mae I Pool 7% 6/15/2032	9,218	9,546
Ginnie Mae I Pool 7% 6/15/2032	6,718	6,994
Ginnie Mae I Pool 7% 6/15/2032	5,806	6,047
Ginnie Mae I Pool 7% 6/15/2032	3,555	3,707
Ginnie Mae I Pool 7% 6/15/2032	3,427	3,559
Ginnie Mae I Pool 7% 6/15/2032	2,574	2,659
Ginnie Mae I Pool 7% 6/15/2032	1,990	2,074
Ginnie Mae I Pool 7% 6/15/2032	1,734	1,796
Ginnie Mae I Pool 7% 6/15/2032	1,307	1,356
Ginnie Mae I Pool 7% 6/15/2032	1,251	1,287
Ginnie Mae I Pool 7% 6/15/2032	867	899
Ginnie Mae I Pool 7% 6/15/2032	755	785
Ginnie Mae I Pool 7% 6/15/2032	750	781
Ginnie Mae I Pool 7% 6/15/2032	518	537
Ginnie Mae I Pool 7% 6/15/2032	338	351
Ginnie Mae I Pool 7% 6/15/2032	157	162
Ginnie Mae I Pool 7% 6/15/2032	29	30
Ginnie Mae I Pool 7% 7/15/2028	1,514	1,537
Ginnie Mae I Pool 7% 7/15/2028	1,496	1,517
Ginnie Mae I Pool 7% 7/15/2028	896	910
Ginnie Mae I Pool 7% 7/15/2028	745	757
Ginnie Mae I Pool 7% 7/15/2028	599	609
Ginnie Mae I Pool 7% 7/15/2028	303	308
Ginnie Mae I Pool 7% 7/15/2028	291	296
Ginnie Mae I Pool 7% 7/15/2028	254	258
Ginnie Mae I Pool 7% 7/15/2028	250	254
Ginnie Mae I Pool 7% 7/15/2028	232	235
Ginnie Mae I Pool 7% 7/15/2028	218	221
Ginnie Mae I Pool 7% 7/15/2028	214	216
Ginnie Mae I Pool 7% 7/15/2028	137	139
Ginnie Mae I Pool 7% 7/15/2028	132	134
Ginnie Mae I Pool 7% 7/15/2028	116	116
Ginnie Mae I Pool 7% 7/15/2028	94	95
Ginnie Mae I Pool 7% 7/15/2028	79	79
Ginnie Mae I Pool 7% 7/15/2028	62	63
Ginnie Mae I Pool 7% 7/15/2028	61	61
Ginnie Mae I Pool 7% 7/15/2028	5	5
Ginnie Mae I Pool 7% 7/15/2029	1,218	1,246
Ginnie Mae I Pool 7% 7/15/2029	957	973
Ginnie Mae I Pool 7% 7/15/2029	614	627
Ginnie Mae I Pool 7% 7/15/2029	597	610
Ginnie Mae I Pool 7% 7/15/2029	93	95
Ginnie Mae I Pool 7% 7/15/2029	25	26
Ginnie Mae I Pool 7% 7/15/2030	933	954
Ginnie Mae I Pool 7% 7/15/2031	4,745	4,926
Ginnie Mae I Pool 7% 7/15/2031	4,737	4,906
Ginnie Mae I Pool 7% 7/15/2031	3,217	3,327
Ginnie Mae I Pool 7% 7/15/2031	1,291	1,329
Ginnie Mae I Pool 7% 7/15/2031	428	440
Ginnie Mae I Pool 7% 7/15/2031	189	196
Ginnie Mae I Pool 7% 7/15/2031	34	35
Ginnie Mae I Pool 7% 7/15/2031	12	12
Ginnie Mae I Pool 7% 7/15/2032	9,328	9,708
Ginnie Mae I Pool 7% 7/15/2032	3,667	3,771
Ginnie Mae I Pool 7% 7/15/2032	2,603	2,715
Ginnie Mae I Pool 7% 7/15/2032	2,045	2,133
Ginnie Mae I Pool 7% 7/15/2032	2,003	2,068
Ginnie Mae I Pool 7% 7/15/2032	1,352	1,398
Ginnie Mae I Pool 7% 7/15/2032	1,293	1,339
Ginnie Mae I Pool 7% 7/15/2032	1,156	1,204
Ginnie Mae I Pool 7% 7/15/2032	185	192
Ginnie Mae I Pool 7% 7/15/2032	129	134
Ginnie Mae I Pool 7% 8/15/2028	462	469
Ginnie Mae I Pool 7% 8/15/2028	92	93
Ginnie Mae I Pool 7% 8/15/2029	226	230
Ginnie Mae I Pool 7% 8/15/2029	100	101
Ginnie Mae I Pool 7% 8/15/2029	31	31
Ginnie Mae I Pool 7% 8/15/2031	3,964	4,110
Ginnie Mae I Pool 7% 8/15/2031	2,499	2,596
Ginnie Mae I Pool 7% 8/15/2031	1,158	1,202
Ginnie Mae I Pool 7% 8/15/2031	727	754
Ginnie Mae I Pool 7% 8/15/2031	622	645
Ginnie Mae I Pool 7% 8/15/2031	173	179
Ginnie Mae I Pool 7% 8/15/2031	146	151
Ginnie Mae I Pool 7% 8/15/2031	70	73
Ginnie Mae I Pool 7% 8/15/2031	66	68
Ginnie Mae I Pool 7% 8/15/2032	3,287	3,407
Ginnie Mae I Pool 7% 8/15/2032	1,993	2,052
Ginnie Mae I Pool 7% 8/15/2032	1,272	1,326
Ginnie Mae I Pool 7% 8/15/2032	1,078	1,122
Ginnie Mae I Pool 7% 8/15/2032	800	835
Ginnie Mae I Pool 7% 8/15/2032	694	720
Ginnie Mae I Pool 7% 8/15/2032	607	630
Ginnie Mae I Pool 7% 8/15/2032	279	282
Ginnie Mae I Pool 7% 9/15/2027	70	71
Ginnie Mae I Pool 7% 9/15/2028	1,317	1,340
Ginnie Mae I Pool 7% 9/15/2028	1,299	1,323
Ginnie Mae I Pool 7% 9/15/2028	1,024	1,040
Ginnie Mae I Pool 7% 9/15/2028	624	634
Ginnie Mae I Pool 7% 9/15/2028	302	307
Ginnie Mae I Pool 7% 9/15/2028	197	199
Ginnie Mae I Pool 7% 9/15/2028	194	198
Ginnie Mae I Pool 7% 9/15/2028	171	172
Ginnie Mae I Pool 7% 9/15/2028	136	138
Ginnie Mae I Pool 7% 9/15/2028	135	137
Ginnie Mae I Pool 7% 9/15/2028	133	134
Ginnie Mae I Pool 7% 9/15/2028	68	68
Ginnie Mae I Pool 7% 9/15/2028	64	65
Ginnie Mae I Pool 7% 9/15/2029	127	128
Ginnie Mae I Pool 7% 9/15/2030	2,005	2,073
Ginnie Mae I Pool 7% 9/15/2031	7,203	7,448
Ginnie Mae I Pool 7% 9/15/2031	4,652	4,829
Ginnie Mae I Pool 7% 9/15/2031	3,866	4,013
Ginnie Mae I Pool 7% 9/15/2031	3,082	3,198
Ginnie Mae I Pool 7% 9/15/2031	2,524	2,621
Ginnie Mae I Pool 7% 9/15/2031	1,639	1,700
Ginnie Mae I Pool 7% 9/15/2031	1,140	1,180
Ginnie Mae I Pool 7% 9/15/2031	427	440
Ginnie Mae I Pool 7% 9/15/2031	337	350
Ginnie Mae I Pool 7% 9/15/2031	110	114
Ginnie Mae I Pool 7% 9/15/2031	35	36
Ginnie Mae I Pool 7.5% 1/15/2027	12	12
Ginnie Mae I Pool 7.5% 1/15/2031	663	690
Ginnie Mae I Pool 7.5% 1/15/2031	208	217
Ginnie Mae I Pool 7.5% 10/15/2027	1,642	1,654
Ginnie Mae I Pool 7.5% 10/15/2027	1,538	1,563
Ginnie Mae I Pool 7.5% 10/15/2027	1,208	1,228
Ginnie Mae I Pool 7.5% 10/15/2027	1,147	1,165
Ginnie Mae I Pool 7.5% 10/15/2027	388	393
Ginnie Mae I Pool 7.5% 10/15/2027	233	236
Ginnie Mae I Pool 7.5% 10/15/2027	162	165
Ginnie Mae I Pool 7.5% 10/15/2027	144	147
Ginnie Mae I Pool 7.5% 10/15/2027	93	94
Ginnie Mae I Pool 7.5% 10/15/2027	88	89
Ginnie Mae I Pool 7.5% 10/15/2027	83	84
Ginnie Mae I Pool 7.5% 10/15/2027	8	8
Ginnie Mae I Pool 7.5% 10/15/2028	283	289
Ginnie Mae I Pool 7.5% 11/15/2027	130	132
Ginnie Mae I Pool 7.5% 11/15/2027	90	91
Ginnie Mae I Pool 7.5% 11/15/2027	74	75
Ginnie Mae I Pool 7.5% 11/15/2029	199	206
Ginnie Mae I Pool 7.5% 12/15/2026	2	1
Ginnie Mae I Pool 7.5% 12/15/2027	829	845
Ginnie Mae I Pool 7.5% 12/15/2027	568	576
Ginnie Mae I Pool 7.5% 12/15/2027	518	528
Ginnie Mae I Pool 7.5% 12/15/2027	125	127
Ginnie Mae I Pool 7.5% 12/15/2027	62	62
Ginnie Mae I Pool 7.5% 12/15/2027	15	15
Ginnie Mae I Pool 7.5% 12/15/2028	90	91
Ginnie Mae I Pool 7.5% 2/15/2027	156	157
Ginnie Mae I Pool 7.5% 2/15/2027	79	79
Ginnie Mae I Pool 7.5% 3/15/2026	3	2
Ginnie Mae I Pool 7.5% 3/15/2026	2	1
Ginnie Mae I Pool 7.5% 3/15/2027	56	56
Ginnie Mae I Pool 7.5% 3/15/2028	591	604
Ginnie Mae I Pool 7.5% 3/15/2031	2,349	2,465
Ginnie Mae I Pool 7.5% 4/15/2027	458	461
Ginnie Mae I Pool 7.5% 4/15/2027	231	233
Ginnie Mae I Pool 7.5% 4/15/2027	157	159
Ginnie Mae I Pool 7.5% 4/15/2027	141	143
Ginnie Mae I Pool 7.5% 4/15/2027	121	122
Ginnie Mae I Pool 7.5% 4/15/2027	49	49
Ginnie Mae I Pool 7.5% 4/15/2027	44	44
Ginnie Mae I Pool 7.5% 4/15/2027	15	15
Ginnie Mae I Pool 7.5% 4/15/2028	70	71
Ginnie Mae I Pool 7.5% 5/15/2027	278	279
Ginnie Mae I Pool 7.5% 5/15/2027	67	68
Ginnie Mae I Pool 7.5% 5/15/2027	12	12
Ginnie Mae I Pool 7.5% 6/15/2027	1,144	1,154
Ginnie Mae I Pool 7.5% 6/15/2027	216	216
Ginnie Mae I Pool 7.5% 6/15/2027	110	111
Ginnie Mae I Pool 7.5% 6/15/2027	50	50
Ginnie Mae I Pool 7.5% 6/15/2027	37	37
Ginnie Mae I Pool 7.5% 6/15/2027	21	21
Ginnie Mae I Pool 7.5% 7/15/2027	1,641	1,663
Ginnie Mae I Pool 7.5% 7/15/2027	720	728
Ginnie Mae I Pool 7.5% 7/15/2027	602	610
Ginnie Mae I Pool 7.5% 7/15/2027	577	580
Ginnie Mae I Pool 7.5% 7/15/2027	366	370
Ginnie Mae I Pool 7.5% 7/15/2027	206	207
Ginnie Mae I Pool 7.5% 7/15/2027	112	113
Ginnie Mae I Pool 7.5% 7/15/2027	65	65
Ginnie Mae I Pool 7.5% 7/15/2027	58	58
Ginnie Mae I Pool 7.5% 7/15/2028	3,465	3,547
Ginnie Mae I Pool 7.5% 7/15/2029	1,327	1,374
Ginnie Mae I Pool 7.5% 7/15/2029	584	599
Ginnie Mae I Pool 7.5% 8/15/2027	929	942
Ginnie Mae I Pool 7.5% 8/15/2027	324	328
Ginnie Mae I Pool 7.5% 8/15/2027	138	138
Ginnie Mae I Pool 7.5% 8/15/2027	105	106
Ginnie Mae I Pool 7.5% 8/15/2027	96	97
Ginnie Mae I Pool 7.5% 8/15/2027	67	67
Ginnie Mae I Pool 7.5% 8/15/2027	21	22
Ginnie Mae I Pool 7.5% 8/15/2028	1,785	1,832
Ginnie Mae I Pool 7.5% 8/15/2028	774	794
Ginnie Mae I Pool 7.5% 8/15/2028	272	279
Ginnie Mae I Pool 7.5% 8/15/2028	31	31
Ginnie Mae I Pool 7.5% 8/15/2029	154	159
Ginnie Mae I Pool 7.5% 9/15/2027	1,979	2,011
Ginnie Mae I Pool 7.5% 9/15/2027	170	172
Ginnie Mae I Pool 7.5% 9/15/2027	96	98
Ginnie Mae I Pool 7.5% 9/15/2027	4	3
Ginnie Mae I Pool 7.5% 9/15/2028	2,104	2,157
Ginnie Mae I Pool 7.5% 9/15/2031	5,152	5,363
Ginnie Mae I Pool 8% 1/15/2028	1,115	1,134
Ginnie Mae I Pool 8% 10/15/2029	377	388
Ginnie Mae I Pool 8% 11/15/2027	233	236
Ginnie Mae I Pool 8% 12/15/2027	1,189	1,206
Ginnie Mae I Pool 8% 12/15/2027	407	412
Ginnie Mae I Pool 8% 12/15/2027	304	307
Ginnie Mae I Pool 8% 12/15/2027	104	106
Ginnie Mae I Pool 8% 4/15/2026	13	13
Ginnie Mae I Pool 8% 7/15/2027	365	369
Ginnie Mae I Pool 8% 8/15/2027	108	109
Ginnie Mae I Pool 8% 8/15/2027	96	97
Ginnie Mae I Pool 8% 9/15/2026	5	5
Ginnie Mae I Pool 8% 9/15/2029	159	163
Ginnie Mae I Pool 8.5% 1/15/2031	6,383	6,643
Ginnie Mae I Pool 8.5% 10/15/2028	164	166
Ginnie Mae I Pool 8.5% 11/15/2027	112	114
Ginnie Mae I Pool 8.5% 11/15/2027	80	81
Ginnie Mae I Pool 8.5% 12/15/2029	324	334
Ginnie Mae I Pool 8.5% 7/15/2030	489	506
Ginnie Mae I Pool 8.5% 8/15/2029	375	384
Ginnie Mae II Pool 2% 3/1/2056 (f)	221,400,000	187,532,420
Ginnie Mae II Pool 2% 4/1/2056 (f)	120,850,000	102,377,727
Ginnie Mae II Pool 2.5% 2/20/2052	198,898	175,570
Ginnie Mae II Pool 2.5% 3/1/2056 (f)	199,175,000	175,720,192
Ginnie Mae II Pool 2.5% 4/1/2056 (f)	84,575,000	74,608,860
Ginnie Mae II Pool 3% 1/20/2032	2,670,252	2,626,144
Ginnie Mae II Pool 3% 1/20/2043	3,624,988	3,404,993
Ginnie Mae II Pool 3% 10/20/2031	869,593	855,715
Ginnie Mae II Pool 3% 10/20/2043	47,127	44,158
Ginnie Mae II Pool 3% 11/20/2031	940,553	925,190
Ginnie Mae II Pool 3% 12/20/2031	1,427,194	1,404,152
Ginnie Mae II Pool 3% 12/20/2042	51,238	48,127
Ginnie Mae II Pool 3% 12/20/2046	18,207,289	16,902,569
Ginnie Mae II Pool 3% 12/20/2054	517,110	475,328
Ginnie Mae II Pool 3% 2/20/2031	111,283	109,679
Ginnie Mae II Pool 3% 2/20/2050	5,299	4,877
Ginnie Mae II Pool 3% 3/20/2031	222,794	219,539
Ginnie Mae II Pool 3% 3/20/2050	6,822,983	6,276,485
Ginnie Mae II Pool 3% 3/20/2052	67,871,083	62,275,763
Ginnie Mae II Pool 3% 4/20/2031	841,876	829,412
Ginnie Mae II Pool 3% 5/20/2031	1,793,977	1,767,063
Ginnie Mae II Pool 3% 5/20/2051	9,090,952	8,343,478
Ginnie Mae II Pool 3% 6/20/2050	74,793	68,733
Ginnie Mae II Pool 3% 6/20/2051	2,407,993	2,210,230
Ginnie Mae II Pool 3% 7/20/2031	23,736	23,371
Ginnie Mae II Pool 3% 7/20/2051	3,052,689	2,803,408
Ginnie Mae II Pool 3% 8/20/2031	276,207	271,903
Ginnie Mae II Pool 3% 8/20/2042	7,107	6,682
Ginnie Mae II Pool 3% 8/20/2051	3,622,971	3,323,726
Ginnie Mae II Pool 3% 9/20/2031	111,329	109,573
Ginnie Mae II Pool 3% 9/20/2051	42,787	39,253
Ginnie Mae II Pool 3.5% 1/20/2042	4,531	4,366
Ginnie Mae II Pool 3.5% 1/20/2044	7,214	6,917
Ginnie Mae II Pool 3.5% 10/20/2040	1,900	1,834
Ginnie Mae II Pool 3.5% 10/20/2041	3,155	3,041
Ginnie Mae II Pool 3.5% 11/20/2041	296,035	285,333
Ginnie Mae II Pool 3.5% 11/20/2043	2,861	2,745
Ginnie Mae II Pool 3.5% 12/20/2041	6,122,290	5,901,013
Ginnie Mae II Pool 3.5% 2/20/2043	93,899	90,254
Ginnie Mae II Pool 3.5% 3/20/2043	93,431	89,788
Ginnie Mae II Pool 3.5% 4/20/2043	119,431	114,753
Ginnie Mae II Pool 3.5% 4/20/2046	177,975	170,693
Ginnie Mae II Pool 3.5% 5/20/2043	5,423,734	5,187,523
Ginnie Mae II Pool 3.5% 5/20/2046	245,439	235,167
Ginnie Mae II Pool 3.5% 5/20/2046	61,286	58,721
Ginnie Mae II Pool 3.5% 8/20/2043	3,263	3,133
Ginnie Mae II Pool 3.5% 9/20/2043	707,142	678,581
Ginnie Mae II Pool 4% 1/20/2041	825,292	814,796
Ginnie Mae II Pool 4% 1/20/2042	432,536	426,555
Ginnie Mae II Pool 4% 1/20/2046	87,442	85,696
Ginnie Mae II Pool 4% 10/20/2040	471,033	465,112
Ginnie Mae II Pool 4% 10/20/2041	4,712,715	4,649,032
Ginnie Mae II Pool 4% 11/20/2040	5,398,470	5,330,209
Ginnie Mae II Pool 4% 11/20/2041	18,549	18,295
Ginnie Mae II Pool 4% 2/20/2041	119,292	117,764
Ginnie Mae II Pool 4% 3/1/2056 (f)	26,000,000	25,007,733
Ginnie Mae II Pool 4% 3/20/2041	497,888	491,502
Ginnie Mae II Pool 4% 3/20/2047	366,984	360,695
Ginnie Mae II Pool 4% 4/20/2042	112,810	111,210
Ginnie Mae II Pool 4% 4/20/2043	2,450	2,415
Ginnie Mae II Pool 4% 4/20/2047	24,286,499	23,870,313
Ginnie Mae II Pool 4% 5/20/2046	1,715,780	1,681,127
Ginnie Mae II Pool 4% 6/20/2042	7,342	7,236
Ginnie Mae II Pool 4% 7/20/2033	1,666	1,657
Ginnie Mae II Pool 4% 8/20/2041	56,112	55,357
Ginnie Mae II Pool 4% 8/20/2043	375,444	369,433
Ginnie Mae II Pool 4% 8/20/2048	4,294,444	4,207,432
Ginnie Mae II Pool 4% 9/20/2040	2,425,307	2,394,761
Ginnie Mae II Pool 4.5% 1/20/2041	531,627	537,879
Ginnie Mae II Pool 4.5% 10/20/2035	5,057	5,112
Ginnie Mae II Pool 4.5% 10/20/2039	5,915	5,881
Ginnie Mae II Pool 4.5% 10/20/2040	113,672	115,008
Ginnie Mae II Pool 4.5% 10/20/2040	83,315	82,828
Ginnie Mae II Pool 4.5% 11/20/2040	152,258	154,048
Ginnie Mae II Pool 4.5% 11/20/2040	35,020	34,794
Ginnie Mae II Pool 4.5% 12/20/2039	32,967	32,783
Ginnie Mae II Pool 4.5% 12/20/2040	16,713	16,606
Ginnie Mae II Pool 4.5% 2/20/2041	1,940,149	1,962,966
Ginnie Mae II Pool 4.5% 2/20/2041	1,436	1,427
Ginnie Mae II Pool 4.5% 3/20/2036	39,735	40,165
Ginnie Mae II Pool 4.5% 3/20/2041	128,110	129,617
Ginnie Mae II Pool 4.5% 4/20/2035	1,966	1,987
Ginnie Mae II Pool 4.5% 4/20/2040	15,655	15,561
Ginnie Mae II Pool 4.5% 4/20/2041	872,883	883,150
Ginnie Mae II Pool 4.5% 5/20/2040	135,203	136,790
Ginnie Mae II Pool 4.5% 5/20/2041	2,742,694	2,774,953
Ginnie Mae II Pool 4.5% 5/20/2042	2,805	2,838
Ginnie Mae II Pool 4.5% 6/20/2033	18,072	18,226
Ginnie Mae II Pool 4.5% 6/20/2039	6,510	6,475
Ginnie Mae II Pool 4.5% 6/20/2040	15,180	15,097
Ginnie Mae II Pool 4.5% 6/20/2041	2,607,999	2,638,673
Ginnie Mae II Pool 4.5% 7/20/2039	1,262	1,259
Ginnie Mae II Pool 4.5% 7/20/2040	218,872	221,444
Ginnie Mae II Pool 4.5% 7/20/2040	1,333	1,325
Ginnie Mae II Pool 4.5% 8/20/2040	25,281	25,578
Ginnie Mae II Pool 4.5% 9/20/2040	1,199,577	1,213,679
Ginnie Mae II Pool 5% 12/20/2054	9,369,592	9,458,340
Ginnie Mae II Pool 5% 3/1/2056 (f)	63,825,000	64,049,383
Ginnie Mae II Pool 5% 4/1/2056 (f)	63,825,000	63,962,122
Ginnie Mae II Pool 5% 9/20/2033	818,449	835,523
Ginnie Mae II Pool 5.5% 3/1/2056 (f)	510,100,000	516,667,997
Ginnie Mae II Pool 5.5% 4/1/2056 (f)	371,700,000	376,093,940
Ginnie Mae II Pool 6% 11/20/2031	22,417	23,178
Ginnie Mae II Pool 6% 12/20/2054	7,900,292	8,080,419
Ginnie Mae II Pool 6% 3/1/2056 (f)	543,350,000	554,372,072
Ginnie Mae II Pool 6% 4/1/2056 (f)	185,450,000	189,081,538
Ginnie Mae II Pool 6% 5/20/2032	105,407	109,279
Ginnie Mae II Pool 6.5% 1/20/2032	962	1,002
Ginnie Mae II Pool 6.5% 11/20/2031	3,997	4,163
Ginnie Mae II Pool 6.5% 3/1/2056 (f)	42,750,000	44,427,788
Ginnie Mae II Pool 6.5% 3/20/2031	4,910	5,105
Ginnie Mae II Pool 6.5% 4/20/2031	600	622
Ginnie Mae II Pool 6.5% 6/20/2031	569	591
Ginnie Mae II Pool 6.5% 7/20/2031	716	745
Ginnie Mae II Pool 6.5% 8/20/2031	692	719
Ginnie Mae II Pool 7% 2/20/2032	30,158	31,481
Ginnie Mae II Pool 7% 3/20/2032	15,512	16,210
Uniform Mortgage Backed Securities 2% 3/1/2056 (f)	254,625,000	210,871,284
Uniform Mortgage Backed Securities 2% 4/1/2056 (f)	90,350,000	74,831,683
Uniform Mortgage Backed Securities 2.5% 3/1/2056 (f)	121,225,000	104,978,013
Uniform Mortgage Backed Securities 3.5% 3/1/2056 (f)	42,700,000	40,241,415
Uniform Mortgage Backed Securities 4% 3/1/2056 (f)	130,800,000	127,136,580
Uniform Mortgage Backed Securities 4.5% 3/1/2056 (f)	8,500,000	8,405,038
Uniform Mortgage Backed Securities 5% 3/1/2041 (f)	260,775,000	264,737,554
Uniform Mortgage Backed Securities 5% 3/1/2056 (f)	48,450,000	48,669,537
Uniform Mortgage Backed Securities 5% 4/1/2041 (f)	169,575,000	172,052,372
Uniform Mortgage Backed Securities 5.5% 3/1/2056 (f)	204,900,000	208,197,620
Uniform Mortgage Backed Securities 6% 3/1/2056 (f)	524,425,000	537,924,853
Uniform Mortgage Backed Securities 6% 4/1/2056 (f)	152,450,000	156,356,547
Uniform Mortgage Backed Securities 6.5% 3/1/2056 (f)	25,600,000	26,585,001
TOTAL UNITED STATES		7,823,994,174
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,914,750,129)		7,823,994,174

U.S. Treasury Obligations - 51.8%
	Yield (%) (p)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.875% 11/15/2051	1.92 to 2.15	440,986,000	254,548,832
US Treasury Bonds 2% 8/15/2051	1.96 to 2.13	482,950,000	288,789,008
US Treasury Bonds 2.25% 2/15/2052	2.29 to 2.47	196,840,000	124,524,368
US Treasury Bonds 3% 2/15/2047	1.16 to 1.19	442,997,000	345,831,837
US Treasury Bonds 3.25% 5/15/2042	3.39 to 3.44	163,800,000	140,816,813
US Treasury Bonds 3.625% 2/15/2053	4.01 to 4.02	200,000,000	167,890,624
US Treasury Bonds 3.625% 5/15/2053	3.91 to 4.29	150,000,000	125,841,797
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	56,211,000	50,502,069
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.00	811,778,000	744,711,183
US Treasury Bonds 4.25% 2/15/2054	4.31 to 4.68	449,203,000	420,794,419
US Treasury Bonds 4.25% 8/15/2054	3.96	48,104,000	45,071,192
US Treasury Bonds 4.5% 11/15/2054	4.39 to 4.82	235,200,000	229,779,374
US Treasury Bonds 4.625% 11/15/2045	4.68 to 4.79	221,897,000	223,353,199
US Treasury Bonds 4.625% 11/15/2055	4.69 to 4.89	257,840,000	257,396,838
US Treasury Bonds 4.75% 5/15/2055	4.79 to 4.98	520,549,000	529,760,276
US Treasury Bonds 4.75% 8/15/2055	4.72 to 4.73	194,000,000	197,546,563
US Treasury Bonds 4.875% 8/15/2045	4.53 to 4.75	162,388,000	168,908,893
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.51 to 2.67	16,420,931	16,191,514
US Treasury Notes 2.75% 8/15/2032	2.79	128,773,000	121,896,723
US Treasury Notes 2.875% 5/15/2032	2.97 to 3.02	580,926,000	555,646,645
US Treasury Notes 3.125% 8/31/2029	3.34 to 3.35	150,000,000	148,488,282
US Treasury Notes 3.375% 5/15/2033	3.73 to 3.83	1,000,000	976,757
US Treasury Notes 3.5% 2/15/2029	3.47 to 3.56	62,070,000	62,263,968
US Treasury Notes 3.5% 2/15/2033	3.56 to 3.57	597,900,000	589,702,229
US Treasury Notes 3.5% 9/30/2029	3.91	147,300,000	147,616,465
US Treasury Notes 3.625% 12/31/2030	3.74 to 3.75	429,600,000	431,580,190
US Treasury Notes 3.625% 8/31/2029	3.44	148,800,000	149,730,000
US Treasury Notes 3.625% 8/31/2030	3.59 to 3.61	289,200,000	290,702,484
US Treasury Notes 3.625% 9/30/2030	3.58	150,000,000	150,767,579
US Treasury Notes 3.75% 10/31/2032	3.87 to 3.89	400,000,000	401,125,000
US Treasury Notes 3.75% 8/31/2031	3.54	95,000,000	95,779,296
US Treasury Notes 3.875% 11/30/2029	3.72 to 3.76	375,000,000	380,537,108
US Treasury Notes 3.875% 12/31/2032	3.95 to 4.01	351,900,000	355,364,016
US Treasury Notes 3.875% 6/30/2030	3.79	74,000,000	75,153,359
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.77	692,088,000	697,116,448
US Treasury Notes 3.875% 8/15/2034	3.64 to 3.85	198,000,000	198,287,951
US Treasury Notes 3.875% 8/31/2032	3.98 to 4.00	165,000,000	166,817,577
US Treasury Notes 3.875% 9/30/2032	3.93 to 3.94	312,000,000	315,315,000
US Treasury Notes 4% 1/31/2033	3.99 to 4.00	214,600,000	218,288,438
US Treasury Notes 4% 10/31/2029	4.12 to 4.13	1,270,000,000	1,294,110,163
US Treasury Notes 4% 11/15/2035	4.16 to 4.29	719,900,000	722,487,141
US Treasury Notes 4% 2/15/2034	4.19 to 4.30	480,000,000	486,318,749
US Treasury Notes 4% 2/28/2030	3.58	12,900,000	13,154,976
US Treasury Notes 4% 4/30/2032	4.16	212,000,000	216,066,094
US Treasury Notes 4% 5/31/2030	4.04	157,000,000	160,201,327
US Treasury Notes 4% 6/30/2032	3.99	201,000,000	204,784,452
US Treasury Notes 4% 7/31/2030 (e)	4.05 to 4.06	500,000,000	510,312,500
US Treasury Notes 4% 7/31/2032	3.92 to 4.11	277,600,000	282,750,782
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.14	91,000,000	93,424,296
US Treasury Notes 4.125% 11/15/2032	3.50 to 3.53	515,112,000	527,989,800
US Treasury Notes 4.125% 11/30/2029	4.08	468,000,000	479,023,595
US Treasury Notes 4.125% 5/31/2032	4.05 to 4.23	116,255,000	119,276,258
US Treasury Notes 4.125% 7/31/2031	3.85	175,000,000	179,763,413
US Treasury Notes 4.25% 1/31/2030	4.34 to 4.37	215,000,000	221,181,250
US Treasury Notes 4.25% 11/15/2034	4.30 to 4.33	557,000,000	572,252,225
US Treasury Notes 4.25% 2/28/2031	4.20 to 4.31	380,000,000	392,350,000
US Treasury Notes 4.25% 5/15/2035	4.23 to 4.46	480,000,000	492,318,749
US Treasury Notes 4.25% 8/15/2035	4.13 to 4.29	731,100,000	749,263,266
US Treasury Notes 4.375% 1/31/2032	4.44	602,000,000	625,821,327
US Treasury Notes 4.375% 11/30/2030	4.28 to 4.34	580,000,000	601,568,750
US Treasury Notes 4.5% 11/15/2033	3.88 to 3.95	450,000,000	471,392,577
US Treasury Notes 4.625% 2/15/2035	4.29	128,000,000	135,059,994
US Treasury Notes 4.625% 4/30/2031	4.70 to 4.71	276,000,000	289,918,594
US Treasury Notes 4.875% 10/31/2030	4.07 to 4.83	558,000,000	590,520,938
TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,780,413,278)			20,316,725,530

Money Market Funds - 3.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (q) (Cost $1,345,620,207)	3.70	1,345,357,350	1,345,626,421

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.837% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	23,430,000	162,635
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.8% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	21,270,000	188,421
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.804% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	28,660,000	274,670
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.996% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	17,700,000	216,718

TOTAL PUT SWAPTIONS			842,444
Call Swaptions - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.837% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	23,430,000	714,229
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.8% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	21,270,000	616,730
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.804% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	28,660,000	853,401
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.996% and pay annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	17,700,000	788,619

TOTAL CALL SWAPTIONS			2,972,979
TOTAL PURCHASED SWAPTIONS (Cost $5,205,119)			3,815,423

TOTAL INVESTMENT IN SECURITIES - 110.8% (Cost $44,185,279,742)	43,473,324,669
NET OTHER ASSETS (LIABILITIES) - (10.8)%	(4,228,226,043)
NET ASSETS - 100.0%	39,245,098,626

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 3/1/2056	(151,950,000)	(128,706,193)
Ginnie Mae II Pool 2.5% 3/1/2056	(84,575,000)	(74,615,465)
Ginnie Mae II Pool 4% 3/1/2056	(26,000,000)	(25,007,733)
Ginnie Mae II Pool 4% 4/1/2056	(13,000,000)	(12,498,789)
Ginnie Mae II Pool 5% 3/1/2056	(63,825,000)	(64,049,383)
Ginnie Mae II Pool 5.5% 3/1/2056	(398,975,000)	(404,112,162)
Ginnie Mae II Pool 6% 3/1/2056	(520,575,000)	(531,135,073)
Ginnie Mae II Pool 6.5% 3/1/2056	(42,750,000)	(44,427,788)
Uniform Mortgage Backed Securities 2% 3/1/2056	(201,400,000)	(166,792,250)
Uniform Mortgage Backed Securities 2.5% 3/1/2056	(121,225,000)	(104,978,013)
Uniform Mortgage Backed Securities 2.5% 4/1/2056	(121,225,000)	(104,982,741)
Uniform Mortgage Backed Securities 3% 3/1/2056	(85,225,000)	(77,065,371)
Uniform Mortgage Backed Securities 3.5% 3/1/2056	(42,700,000)	(40,241,415)
Uniform Mortgage Backed Securities 3.5% 4/1/2056	(69,300,000)	(65,282,769)
Uniform Mortgage Backed Securities 4% 3/1/2056	(130,800,000)	(127,136,580)
Uniform Mortgage Backed Securities 4.5% 3/1/2056	(43,825,000)	(43,335,391)
Uniform Mortgage Backed Securities 5% 3/1/2041	(169,575,000)	(172,151,743)
Uniform Mortgage Backed Securities 5% 3/1/2056	(48,450,000)	(48,669,537)
Uniform Mortgage Backed Securities 5% 4/1/2056	(48,450,000)	(48,620,336)
Uniform Mortgage Backed Securities 5.5% 3/1/2056	(204,900,000)	(208,197,620)
Uniform Mortgage Backed Securities 6% 3/1/2056	(240,850,000)	(247,050,009)
Uniform Mortgage Backed Securities 6.5% 3/1/2056	(25,600,000)	(26,585,000)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(2,765,641,361)

TOTAL TBA SALE COMMITMENTS (Proceeds $2,752,895,359)		(2,765,641,361)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	6,704	6/2026	762,789,500	5,905,822
CBOT 2Y US Treasury Notes Contracts (United States)	3,207	6/2026	671,014,641	963,318
CBOT 5Y US Treasury Notes Contracts (United States)	5,745	6/2026	632,623,242	3,750,551
CBOT US Treasury Ultra Bond Contracts (United States)	1,487	6/2026	180,763,438	1,918,933

TOTAL LONG				12,538,624

SHORT

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	(926)	6/2026	(105,361,438)	(778,478)

TOTAL FUTURES CONTRACTS				11,760,146
The notional amount of long futures as a percentage of Net Assets is 5.7%.
The notional amount of short futures as a percentage of Net Assets is 0.3%.

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	2,890,000	(10,862)	(29,919)	(40,781)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly	40,000	6,696	(11,595)	(4,899)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	150,000	25,111	(41,048)	(15,937)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	250,000	41,851	(57,463)	(15,612)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	120,000	20,088	(28,551)	(8,463)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	190,000	31,807	(40,611)	(8,804)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	33,481	(43,063)	(9,582)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	120,000	20,088	(29,423)	(9,335)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	630,000	105,464	(165,858)	(60,394)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	4,200,000	337,633	(157,208)	180,425
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	2,000,000	160,778	(77,012)	83,766
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	1,000,000	80,389	(37,937)	42,452
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	5,600,000	450,177	(199,589)	250,588
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	2,800,000	448,715	(179,108)	269,607
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly	2,900,000	464,741	(189,175)	275,566
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly	700,000	112,179	(48,886)	63,293
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly	500,000	40,194	(24,282)	15,912
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly	600,000	90,682	(94,440)	(3,758)
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly	600,000	96,153	(87,638)	8,515
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	1,500,000	120,583	(109,604)	10,979
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	3,100,000	249,205	(219,489)	29,716
CMBX AAA Series 16 Index		4/2065	Citigroup Global Markets Ltd	(0.5%)	Monthly	12,882,288	68,677	(114,816)	(46,139)
CMBX AAA Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	8,488,329	45,252	(69,843)	(24,591)
CMBX AAA Series 16 Index		4/2065	Goldman Sachs & Co LLC	(0.5%)	Monthly	13,082,013	69,742	(122,661)	(52,919)
CMBX BBB- Series 19 Index		12/2058	Goldman Sachs & Co LLC	(3%)	Monthly	1,150,000	92,438	(82,263)	10,175

TOTAL BUY PROTECTION							3,201,262	(2,261,482)	939,780
Sell Protection
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,890,000	10,862	64,930	75,792
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	600,000	(7,049)	12,918	5,869
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,625,000	(19,090)	38,933	19,843
CMBX AAA Series 15 Index	NR	11/2064	Morgan Stanley Capital Services LLC	0.5%	Monthly	9,886,407	(4,220)	149,041	144,821
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	3,800,000	(44,641)	74,418	29,777
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,100,000	(36,418)	48,643	12,225
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	8,500,000	(99,855)	130,825	30,970
CMBX AAA Series 15 Index	NR	11/2064	Goldman Sachs & Co LLC	0.5%	Monthly	6,391,213	(2,728)	47,424	44,696
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	5,100,000	(59,913)	78,495	18,582
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	3,800,000	(44,641)	49,906	5,265
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	7,200,000	(84,583)	90,864	6,281
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	10,200,000	(119,827)	181,261	61,434
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	9,800,000	(115,127)	236,782	121,655
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	600,000	(7,049)	15,996	8,947
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,600,000	(18,796)	26,950	8,154
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	2,200,000	(25,845)	24,654	(1,191)
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	8,100,000	(95,156)	91,693	(3,463)
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	2,400,000	(29,220)	28,969	(251)

TOTAL SELL PROTECTION							(803,296)	1,392,702	589,406
TOTAL CREDIT DEFAULT SWAPS							2,397,966	(868,780)	1,529,186

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2028	579,847,000	(1,250,087)	0	(1,250,087)
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	3/2056	14,930,000	715,456	0	715,456
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	3/2033	16,220,000	(112,931)	0	(112,931)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2030	244,627,000	(1,212,696)	0	(1,212,696)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2029	327,742,000	(1,997,030)	0	(1,997,030)
TOTAL INTEREST RATE SWAPS							(3,857,288)	0	(3,857,288)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $22,016,649.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $32,378,442.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $2,118,788.
(h)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $2,457,862.

(i)	Security is perpetual in nature with no stated maturity date.
(j)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,710,778,911 or 14.6% of net assets.

(k)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(l)	Level 3 security.
(m)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(n)	Principal Only Strips represent the right to receive the monthly principal payments.
(o)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(p)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	952,175,343	6,551,393,746	6,157,981,642	20,427,609	38,974	-	1,345,626,421	1,345,357,350	2.1%
Fidelity Securities Lending Cash Central Fund	-	4,036,002,803	4,035,994,354	182,196	(8,449)	-	-	-	0.0%
Total	952,175,343	10,587,396,549	10,193,975,996	20,609,805	30,525	-	1,345,626,421

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	3,206,902,074	-	3,206,902,074	-

Bank Notes
Financials	65,667,044	-	65,667,044	-

Collateralized Mortgage Obligations	825,548,348	-	825,548,316	32

Commercial Mortgage Securities	1,891,516,513	-	1,887,469,215	4,047,298

Foreign Government and Government Agency Obligations	21,272,754	-	21,272,754	-

Non-Convertible Corporate Bonds
Communication Services	625,611,480	-	625,611,480	-
Consumer Discretionary	88,791,290	-	88,791,290	-
Consumer Staples	268,759,136	-	268,759,136	-
Energy	1,092,680,101	-	1,092,680,101	-
Financials	3,259,953,778	-	3,259,953,778	-
Health Care	417,891,620	-	417,891,620	-
Industrials	342,844,883	-	342,844,883	-
Information Technology	438,850,101	-	438,850,101	-
Materials	40,881,468	-	40,881,468	-
Real Estate	1,037,926,328	-	1,037,926,328	-
Utilities	351,049,179	-	351,049,179	-

Preferred Securities
Financials	7,017,024	-	7,017,024	-

U.S. Government Agency - Mortgage Securities	7,823,994,174	-	7,823,994,174	-

U.S. Treasury Obligations	20,316,725,530	-	20,316,725,530	-

Money Market Funds	1,345,626,421	1,345,626,421	-	-

Purchased Swaptions	3,815,423	-	3,815,423	-
Total Investments in Securities:	43,473,324,669	1,345,626,421	42,123,650,918	4,047,330
Derivative Instruments:

Assets
Futures Contracts	12,538,624	12,538,624	-	-
Swaps	3,938,442	-	3,938,442	-
Total Assets	16,477,066	12,538,624	3,938,442	-

Liabilities
Futures Contracts	(778,478)	(778,478)	-	-
Swaps	(5,397,764)	-	(5,397,764)	-
Total Liabilities	(6,176,242)	(778,478)	(5,397,764)	-
Total Derivative Instruments:	10,300,824	11,760,146	(1,459,322)	-
Other Financial Instruments:

TBA Sale Commitments	(2,765,641,361)	-	(2,765,641,361)	-
Total Other Financial Instruments:	(2,765,641,361)	-	(2,765,641,361)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	3,222,986	(825,020)
Total Credit Risk	3,222,986	(825,020)
Interest Rate Risk
Futures Contracts (b)	12,538,624	(778,478)
Purchased Swaptions (c)	3,815,423	-
Swaps (d)	715,456	(4,572,744)
Total Interest Rate Risk	17,069,503	(5,351,222)
Total Value of Derivatives	20,292,489	(6,176,242)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $42,839,659,535)	$42,127,698,248
Fidelity Central Funds (cost $1,345,620,207)	1,345,626,421

Total Investment in Securities (cost $44,185,279,742)		$43,473,324,669
Cash		64,980
Receivable for investments sold		184,844
Receivable for TBA sale commitments		2,752,895,359
Receivable for swaps		28,969
Receivable for fund shares sold		122,527,923
Interest receivable		305,814,490
Distributions receivable from Fidelity Central Funds		3,964,732
Receivable for daily variation margin on futures contracts		5,922,661
Bi-lateral OTC swaps, at value		3,222,986
Other receivables		107,735
Total assets		46,668,059,348
Liabilities
Payable for investments purchased
Regular delivery	$163,625,862
Delayed delivery	4,380,690,526
TBA sale commitments, at value	2,765,641,361
Payable for fund shares redeemed	110,264,691
Bi-lateral OTC swaps, at value	825,020
Payable for daily variation margin on centrally cleared swaps	1,695,186
Other payables and accrued expenses	218,076
Total liabilities		7,422,960,722
Net Assets		$39,245,098,626
Net Assets consist of:
Paid in capital		$42,586,288,482
Total accumulated earnings (loss)		(3,341,189,856)
Net Assets		$39,245,098,626
Net Asset Value, offering price and redemption price per share ($39,245,098,626 ÷ 3,798,820,738 shares)		$10.33
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Dividends		$249,992
Interest		793,279,428
Income from Fidelity Central Funds (including $182,196 from security lending)		20,609,805
Total income		814,139,225
Expenses
Custodian fees and expenses	$178,374
Independent trustees' fees and expenses	40,020
Total expenses before reductions	218,394
Expense reductions	(36,113)
Total expenses after reductions		182,281
Net Investment income (loss)		813,956,944
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(183,446,852)
Fidelity Central Funds	30,525
Futures contracts	13,442,621
Swaps	(8,850,346)
Total net realized gain (loss)		(178,824,052)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	883,653,585
Futures contracts	4,411,657
Swaps	9,743,958
TBA sale commitments	1,635,094
Total change in net unrealized appreciation (depreciation)		899,444,294
Net gain (loss)		720,620,242
Net increase (decrease) in net assets resulting from operations		$1,534,577,186
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$813,956,944	$1,570,932,117
Net realized gain (loss)	(178,824,052)	(348,530,582)
Change in net unrealized appreciation (depreciation)	899,444,294	134,633,851
Net increase (decrease) in net assets resulting from operations	1,534,577,186	1,357,035,386
Distributions to shareholders	(793,428,583)	(1,557,399,628)

Share transactions
Proceeds from sales of shares	4,241,552,009	7,117,016,704
Reinvestment of distributions	792,629,996	1,557,389,339
Cost of shares redeemed	(3,764,138,731)	(7,537,921,703)

Net increase (decrease) in net assets resulting from share transactions	1,270,043,274	1,136,484,340
Total increase (decrease) in net assets	2,011,191,877	936,120,098

Net Assets
Beginning of period	37,233,906,749	36,297,786,651
End of period	$39,245,098,626	$37,233,906,749

Other Information
Shares
Sold	415,340,446	709,643,605
Issued in reinvestment of distributions	77,463,036	154,863,267
Redeemed	(368,334,800)	(750,299,161)
Net increase (decrease)	124,468,682	114,207,711

Financial Highlights
Fidelity® Series Investment Grade Bond Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$10.20	$9.83	$10.22	$11.80	$12.28
Income from Investment Operations
Net investment income (loss) A,B	.220	.443	.432	.391	.273	.267
Net realized and unrealized gain (loss)	.194	(.074)	.360	(.395)	(1.568)	(.028)
Total from investment operations	.414	.369	.792	(.004)	(1.295)	.239
Distributions from net investment income	(.214)	(.439)	(.422)	(.386)	(.276)	(.251)
Distributions from net realized gain	-	-	-	-	(.009)	(.468)
Total distributions	(.214)	(.439)	(.422)	(.386)	(.285)	(.719)
Net asset value, end of period	$10.33	$10.13	$10.20	$9.83	$10.22	$11.80
Total Return C,D	4.13%	3.74%	8.29%	(.01)%	(11.11)%	2.06%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions, if any G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	4.33% H	4.41%	4.38%	3.94%	2.47%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$39,245,099	$37,233,907	$36,297,787	$34,476,304	$32,875,472	$40,477,064
Portfolio turnover rate I	194 % H	203%	219%	202%	159%	248%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than $.0005 per share.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Series Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, options, market discount, capital loss carryforwards and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$687,466,330
Gross unrealized depreciation	(1,337,868,851)
Net unrealized appreciation (depreciation)	$(650,402,521)
Tax cost	$44,120,413,232

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,014,843,406)
Long-term	(1,434,572,561)
Total capital loss carryforward	$(2,449,415,967)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Series Investment Grade Bond Fund
Credit Risk
Swaps	(2,037,514)	2,008,212
Total Credit Risk	(2,037,514)	2,008,212
Interest Rate Risk
Futures Contracts	13,442,621	4,411,657
Purchased Options	(5,606,828)	1,701,420
Swaps	(6,812,832)	7,735,746
Total Interest Rate Risk	1,022,961	13,848,823
Totals	(1,014,553)	15,857,035

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Investment Grade Bond Fund	17,835,763,839	18,321,681,519
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Series Investment Grade Bond Fund	$107,735

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Investment Grade Bond Fund	19,803	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $36,113.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Investment Grade Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through December 31, 2027.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.873110.117
LIG-SANN-0426
Fidelity® Series Government Money Market Fund

Semi-Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Government Money Market Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Repurchase Agreements - 45.3%
	Maturity Amount ($)	Value ($)
Fixed Income Clearing Corp - Credit Agricole 3.68%, dated 3/2/2026 due 3/3/2026 (b)	28,002,862	28,000,000
Fixed Income Clearing Corp - Credit Agricole 3.68%, dated 3/2/2026 due 3/3/2026 (b)	15,001,533	15,000,000
Investments in repurchase agreements in a joint trading account at 3.67%, dated 2/27/2026 due 3/2/2026 (Collateralized by U.S. Government Obligations)#	107,124,772	107,092,000
MUFG Securities EMEA PLC 3.67%, dated 3/2/2026 due 4/2/2026 (b)	3,009,481	3,000,000
Repurchase Agreements*	1,111,809,092	1,109,605,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,262,697,000)		1,262,697,000

U.S. Government Agency - Debt - 30.0%
	Yield (%) (c)	Principal Amount (a)	Value ($)
Fannie Mae U.S. SOFR Index + 0.1%, 3.77% 6/18/2026 (d)(e)	3.78	3,000,000	3,000,000
Fannie Mae U.S. SOFR Index + 0.12%, 3.79% 7/29/2026 (d)(e)	3.80	11,000,000	11,001,941
Fannie Mae U.S. SOFR Index + 0.135%, 3.805% 8/21/2026 (d)(e)	3.81 to 3.82	2,000,000	2,000,313
Fannie Mae U.S. SOFR Index + 0.14%, 3.81% 10/23/2026 (d)(e)	3.82	3,000,000	3,000,000
Fannie Mae U.S. SOFR Index + 0.14%, 3.81% 9/11/2026 (d)(e)	3.82	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp 3.74% 5/4/2027 (d)(e)	3.74	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp 4.75% 7/8/2026	3.63	1,000,000	1,003,902
Federal Farm Credit Banks Funding Corp Federal Reserve Index -3.04%, 3.71% 5/28/2026 (d)(e)	3.71	6,000,000	5,999,641
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.005%, 3.675% 6/23/2026 (d)(e)	3.69	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.015%, 3.685% 8/20/2026 (d)(e)	3.70	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 3.69% 10/6/2026 (d)(e)	3.70	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.03%, 3.7% 12/8/2026 (d)(e)	3.71	1,000,000	999,923
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.035%, 3.705% 1/6/2027 (d)(e)	3.71	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.71% 2/16/2027 (d)(e)	3.72	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.715% 4/15/2027 (d)(e)	3.73	1,000,000	999,827
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.715% 4/19/2027 (d)(e)	3.72	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.72% 10/2/2026 (d)(e)	3.73	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.72% 5/20/2027 (d)(e)	3.73	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.72% 6/16/2027 (d)(e)	3.73	2,000,000	1,999,822
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.72% 8/18/2026 (d)(e)	3.73	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.72% 8/28/2026 (d)(e)	3.73	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.725% 6/23/2027 (d)(e)	3.74	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.73% 10/5/2026 (d)(e)	3.74	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.73% 11/18/2026 (d)(e)	3.74	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.73% 8/18/2027 (d)(e)	3.74	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.73% 8/6/2027 (d)(e)	3.74	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.73% 9/22/2026 (d)(e)	3.74	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.73% 9/23/2027 (d)(e)	3.74	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.73% 9/4/2026 (d)(e)	3.77	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.735% 11/13/2026 (d)(e)	3.75	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.735% 3/5/2027 (d)(e)	3.75	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.735% 6/22/2027 (d)(e)	3.75	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.735% 7/12/2027 (d)(e)	3.75	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.735% 9/10/2026 (d)(e)	3.75	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.74% 10/21/2026 (d)(e)	3.75	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.74% 11/5/2027 (d)(e)	3.75	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.74% 5/28/2026 (d)(e)	3.75	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 3.745% 4/1/2027 (d)(e)	3.76	5,000,000	4,999,729
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 3.745% 4/2/2027 (d)(e)	3.75 to 3.76	6,000,000	6,000,370
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.75% 1/12/2028 (d)(e)	3.76	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.75% 1/5/2028 (d)(e)	3.75	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.75% 10/8/2027 (d)(e)	3.76	3,000,000	3,000,700
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.75% 11/16/2026 (d)(e)	3.76	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.75% 11/23/2027 (d)(e)	3.76	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.75% 12/22/2026 (d)(e)	3.76	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.75% 12/22/2027 (d)(e)	3.76	8,000,000	8,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.75% 12/29/2027 (d)(e)	3.76	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.75% 3/11/2027 (d)(e)	3.76	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.75% 3/4/2026 (d)(e)	3.76	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.75% 4/9/2027 (d)(e)	3.76	1,000,000	999,656
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.755% 1/18/2028 (d)(e)	3.76	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.755% 2/23/2028 (d)(e)	3.76	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.755% 3/26/2027 (d)(e)	3.76	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.755% 4/8/2027 (d)(e)	3.76	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.76% 1/12/2027 (d)(e)	3.77	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.76% 1/19/2027 (d)(e)	3.77	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.76% 12/17/2027 (d)(e)	3.77	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.76% 2/17/2028 (d)(e)	3.77	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.76% 2/19/2027 (d)(e)	3.77	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.76% 2/24/2027 (d)(e)	3.77	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.76% 5/21/2026 (d)(e)	3.77	1,000,000	1,000,056
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.765% 12/10/2027 (d)(e)	3.77	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.765% 2/12/2027 (d)(e)	3.77	5,000,000	5,002,579
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.765% 2/25/2027 (d)(e)	3.77	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.765% 2/25/2028 (d)(e)	3.78	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.765% 4/17/2026 (d)(e)	3.78	1,000,000	999,988
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.765% 5/5/2026 (d)(e)	3.78	1,000,000	999,991
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.765% 6/17/2027 (d)(e)	3.78	1,000,000	999,736
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.77% 1/8/2027 (d)(e)	3.78	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.77% 3/25/2027 (d)(e)	3.78	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.77% 4/6/2027 (d)(e)	3.78	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.77% 6/18/2026 (d)(e)	3.78	2,000,000	2,000,154
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.77% 6/23/2027 (d)(e)	3.78	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.77% 6/24/2026 (d)(e)	3.78	2,000,000	2,000,162
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.77% 7/9/2027 (d)(e)	3.78	1,000,000	999,733
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.775% 12/2/2027 (d)(e)	3.77	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.775% 3/18/2026 (d)(e)	3.78	1,000,000	1,000,001
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.775% 4/16/2027 (d)(e)	3.79	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.775% 5/14/2027 (d)(e)	3.79	1,000,000	999,918
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.78% 11/19/2027 (d)(e)	3.79	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.78% 3/11/2026 (d)(e)	3.79	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.78% 5/13/2027 (d)(e)	3.79	1,000,000	999,984
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.78% 6/24/2027 (d)(e)	3.79	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.78% 7/21/2027 (d)(e)	3.79	6,000,000	5,999,058
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.78% 8/5/2027 (d)(e)	3.79	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.785% 10/16/2026 (d)(e)	3.80	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.785% 11/12/2027 (d)(e)	3.80	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.785% 2/10/2027 (d)(e)	3.79	2,000,000	2,000,880
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.785% 5/27/2027 (d)(e)	3.80	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.785% 5/6/2027 (d)(e)	3.80	1,000,000	999,984
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.79% 2/18/2027 (d)(e)	3.80	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.79% 5/28/2027 (d)(e)	3.80	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.79% 6/9/2027 (d)(e)	3.80	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.79% 7/10/2026 (d)(e)	3.80	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.79% 7/15/2026 (d)(e)	3.80	4,000,000	4,000,039
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.79% 7/23/2026 (d)(e)	3.80	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.795% 11/3/2027 (d)(e)	3.80	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.795% 3/23/2027 (d)(e)	3.80	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.795% 4/29/2027 (d)(e)	3.80	8,000,000	8,000,471
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.795% 8/27/2026 (d)(e)	3.80	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.8% 1/27/2027 (d)(e)	3.81	6,000,000	6,000,776
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.8% 10/15/2027 (d)(e)	3.81	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.8% 11/10/2027 (d)(e)	3.81	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.8% 4/23/2027 (d)(e)	3.81	1,000,000	1,000,256
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.8% 5/5/2027 (d)(e)	3.81	2,000,000	2,000,025
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.8% 6/24/2026 (d)(e)	3.81	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.8% 6/26/2026 (d)(e)	3.81	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.8% 7/2/2026 (d)(e)	3.81	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.8% 7/29/2027 (d)(e)	3.81	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.8% 8/12/2026 (d)(e)	3.81	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.805% 1/8/2027 (d)(e)	3.82	1,000,000	999,996
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.805% 10/1/2027 (d)(e)	3.81	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.805% 10/15/2026 (d)(e)	3.81	1,000,000	1,000,383
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.805% 11/18/2026 (d)(e)	3.81	2,000,000	2,000,839
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.805% 11/23/2026 (d)(e)	3.81	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.805% 12/18/2026 (d)(e)	3.81	1,000,000	1,000,141
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.805% 2/10/2027 (d)(e)	3.81	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.805% 8/19/2026 (d)(e)	3.81	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.805% 9/15/2027 (d)(e)	3.81	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.81% 10/23/2026 (d)(e)	3.82	2,000,000	2,000,220
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.81% 10/29/2027 (d)(e)	3.82	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.81% 10/9/2026 (d)(e)	3.82	9,000,000	9,000,917
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.81% 12/2/2026 (d)(e)	3.81	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.81% 8/12/2027 (d)(e)	3.82	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.81% 8/26/2026 (d)(e)	3.82	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.81% 9/3/2026 (d)(e)	3.82	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 3.815% 1/21/2027 (d)(e)	3.83	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 3.815% 1/8/2027 (d)(e)	3.83	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 3.815% 12/16/2026 (d)(e)	3.83	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.82% 10/1/2027 (d)(e)	3.83	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.82% 10/14/2027 (d)(e)	3.83	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.82% 10/22/2027 (d)(e)	3.83	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.82% 11/27/2026 (d)(e)	3.83	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.82% 9/10/2027 (d)(e)	3.83	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 3.825% 9/24/2027 (d)(e)	3.84	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 3.83% 1/3/2028 (d)(e)	3.84	1,000,000	1,001,235
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.185%, 3.855% 5/10/2027 (d)(e)	3.86	1,000,000	1,000,963
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.24%, 3.91% 7/19/2027 (d)(e)	3.91	2,000,000	2,003,058
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.255%, 3.925% 9/13/2027 (d)(e)	3.93	1,000,000	1,001,773
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.27%, 3.94% 11/24/2026 (d)(e)	3.94	5,000,000	5,007,436
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.28%, 3.95% 11/20/2026 (d)(e)	3.95	5,000,000	5,007,495
Federal Home Loan Bank 3.55% 6/24/2026	3.62	2,000,000	1,999,536
Federal Home Loan Bank 3.61% 6/22/2026	3.64	2,000,000	1,999,814
Federal Home Loan Bank 3.61% 6/24/2026	3.62	7,000,000	6,999,725
Federal Home Loan Bank 3.62% 2/8/2027	3.62	10,000,000	10,000,000
Federal Home Loan Bank 3.62% 2/8/2027	3.62	4,000,000	4,000,000
Federal Home Loan Bank 3.7% 11/2/2026 (d)(e)	3.72	2,000,000	2,000,000
Federal Home Loan Bank 3.7% 12/2/2026 (d)(e)	3.73	3,000,000	3,000,000
Federal Home Loan Bank 3.735% 12/3/2026 (d)(e)	3.73	3,000,000	3,000,000
Federal Home Loan Bank 3.765% 3/2/2028 (d)(e)(f)	3.79	1,000,000	1,000,000
Federal Home Loan Bank 3.84% 3/9/2026	3.86	1,000,000	999,997
Federal Home Loan Bank 3.85% 3/6/2026	3.86	5,000,000	4,999,996
Federal Home Loan Bank 3.85% 3/6/2026	3.86	1,000,000	999,999
Federal Home Loan Bank 3.85% 3/9/2026	3.85	1,000,000	1,000,000
Federal Home Loan Bank 4.75% 6/12/2026	3.64	1,000,000	1,003,076
Federal Home Loan Bank Discount Notes 0% 3/11/2026	3.66 to 3.84	8,000,000	7,991,759
Federal Home Loan Bank Discount Notes 0% 3/13/2026	3.64 to 3.81	12,000,000	11,985,327
Federal Home Loan Bank Discount Notes 0% 3/18/2026	3.65 to 3.81	4,000,000	3,993,000
Federal Home Loan Bank Discount Notes 0% 3/20/2026	3.65 to 3.81	5,000,000	4,990,203
Federal Home Loan Bank Discount Notes 0% 3/24/2026	3.79	1,000,000	997,627
Federal Home Loan Bank Discount Notes 0% 3/25/2026	3.65 to 3.81	3,000,000	2,992,607
Federal Home Loan Bank Discount Notes 0% 3/27/2026	3.67	1,000,000	997,364
Federal Home Loan Bank Discount Notes 0% 3/31/2026	3.77	1,000,000	996,917
Federal Home Loan Bank Discount Notes 0% 3/6/2026	3.80 to 4.00	5,000,000	4,997,371
Federal Home Loan Bank Discount Notes 0% 4/10/2026	3.65 to 3.80	4,000,000	3,983,733
Federal Home Loan Bank Discount Notes 0% 4/15/2026	3.61 to 3.67	6,000,000	5,973,069
Federal Home Loan Bank Discount Notes 0% 4/2/2026	3.78	1,000,000	996,711
Federal Home Loan Bank Discount Notes 0% 4/21/2026	3.62	1,000,000	994,921
Federal Home Loan Bank Discount Notes 0% 4/22/2026	3.64	2,000,000	1,989,586
Federal Home Loan Bank Discount Notes 0% 4/24/2026	3.65	4,000,000	3,978,280
Federal Home Loan Bank Discount Notes 0% 4/8/2026	3.61 to 3.79	4,000,000	3,984,578
Federal Home Loan Bank Discount Notes 0% 5/1/2026	3.65 to 3.79	9,000,000	8,944,504
Federal Home Loan Bank Discount Notes 0% 5/13/2026	3.65	1,000,000	992,666
Federal Home Loan Bank Discount Notes 0% 5/15/2026	3.66	1,000,000	992,448
Federal Home Loan Bank Discount Notes 0% 5/20/2026	3.63 to 3.65	3,000,000	2,975,944
Federal Home Loan Bank Discount Notes 0% 5/22/2026	3.65 to 3.66	4,000,000	3,967,098
Federal Home Loan Bank Discount Notes 0% 5/27/2026	3.66	1,000,000	991,240
Federal Home Loan Bank Discount Notes 0% 5/29/2026	3.65 to 3.66	9,000,000	8,919,673
Federal Home Loan Bank Discount Notes 0% 5/5/2026	3.62	4,000,000	3,974,144
Federal Home Loan Bank Discount Notes 0% 5/6/2026	3.66	1,000,000	993,360
Federal Home Loan Bank Discount Notes 0% 6/10/2026	3.70	1,000,000	989,802
Federal Home Loan Bank Discount Notes 0% 6/22/2026	3.66	1,000,000	988,653
Federal Home Loan Bank Discount Notes 0% 7/24/2026	3.62	3,000,000	2,957,044
Federal Home Loan Bank Discount Notes 0% 7/31/2026	3.62	1,000,000	984,990
Federal Home Loan Bank Discount Notes 0% 8/14/2026	3.60	1,000,000	983,700
Federal Home Loan Bank Discount Notes 0% 8/19/2026	3.58	2,000,000	1,966,560
Federal Home Loan Bank Discount Notes 0% 8/21/2026	3.60	1,000,000	982,987
Federal Home Loan Bank Discount Notes 0% 8/26/2026	3.61	1,000,000	982,471
Federal Home Loan Bank Discount Notes 0% 8/28/2026	3.61	1,000,000	982,274
Federal Home Loan Bank Discount Notes 0% 9/14/2026	3.57	3,000,000	2,942,624
Federal Home Loan Bank Discount Notes 0% 9/21/2026	3.56	3,000,000	2,940,670
Federal Home Loan Bank U.S. SOFR Index + 0%, 3.67% 7/6/2026 (d)(e)	3.67	32,000,000	32,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.68% 6/15/2026 (d)(e)	3.68	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.68% 6/5/2026 (d)(e)	3.68	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.68% 6/8/2026 (d)(e)	3.68	7,000,000	7,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.68% 6/9/2026 (d)(e)	3.68	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.68% 7/23/2026 (d)(e)	3.68	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.68% 8/11/2026 (d)(e)	3.68	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.68% 8/14/2026 (d)(e)	3.68	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.68% 8/17/2026 (d)(e)	3.68	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.68% 9/2/2026 (d)(e)	3.68	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.68% 9/4/2026 (d)(e)	3.68	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.68% 9/4/2026 (d)(e)	3.68	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.68% 9/9/2026 (d)(e)	3.68	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.685% 10/5/2026 (d)(e)	3.68	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.685% 10/6/2026 (d)(e)	3.69	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.685% 8/17/2026 (d)(e)	3.68	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.685% 8/24/2026 (d)(e)	3.68	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.685% 9/18/2026 (d)(e)	3.68	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.685% 9/21/2026 (d)(e)	3.68	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.69% 7/10/2026 (d)(e)	3.69	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.69% 7/30/2026 (d)(e)	3.69	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.69% 9/14/2026 (d)(e)	3.69	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.69% 9/15/2026 (d)(e)	3.69	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.69% 9/29/2026 (d)(e)	3.69	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.695% 10/19/2026 (d)(e)	3.70	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.695% 10/20/2026 (d)(e)	3.70	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.695% 11/12/2026 (d)(e)	3.70	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.695% 11/16/2026 (d)(e)	3.70	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.695% 9/24/2026 (d)(e)	3.70	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.695% 9/4/2026 (d)(e)	3.70	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.705% 12/9/2026 (d)(e)	3.71	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.705% 2/9/2027 (d)(e)	3.71	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.705% 3/26/2026 (d)(e)	3.71	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 3.71% 3/5/2027 (d)(e)	3.71	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 3.71% 9/25/2026 (d)(e)	3.71	4,000,000	4,000,428
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 3.715% 4/6/2027 (d)(e)	3.71	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 3.715% 5/27/2027 (d)(e)	3.71	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 3.72% 5/20/2027 (d)(e)	3.72	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 3.72% 7/8/2027 (d)(e)	3.72	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.055%, 3.725% 7/9/2027 (d)(e)	3.72	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 3.73% 2/12/2027 (d)(e)	3.73	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 3.73% 8/20/2027 (d)(e)	3.73	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 3.735% 8/10/2026 (d)(e)	3.74	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 3.735% 8/12/2026 (d)(e)	3.74	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 3.735% 9/11/2026 (d)(e)	3.73	1,000,000	1,000,211
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 3.74% 12/24/2026 (d)(e)	3.74	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 3.74% 12/30/2026 (d)(e)	3.74	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 3.745% 11/18/2026 (d)(e)	3.75	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 3.745% 4/5/2027 (d)(e)	3.75	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 3.745% 4/8/2027 (d)(e)	3.74	4,000,000	4,001,522
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.75% 1/4/2028 (d)(e)	3.75	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.75% 11/13/2026 (d)(e)	3.75	1,000,000	1,000,061
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.75% 12/23/2027 (d)(e)	3.75	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.75% 12/29/2027 (d)(e)	3.75	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.75% 12/30/2027 (d)(e)	3.75	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.75% 12/8/2026 (d)(e)	3.75	1,000,000	1,000,304
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.76% 3/1/2027 (d)(e)	3.76	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.76% 5/13/2026 (d)(e)	3.76	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 3.765% 2/12/2027 (d)(e)	3.76	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 3.765% 4/14/2027 (d)(e)	3.77	1,000,000	999,868
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.77% 3/30/2026 (d)(e)	3.77	1,000,000	1,000,076
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.77% 4/17/2026 (d)(e)	3.77	5,000,000	4,999,997
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.77% 6/10/2027 (d)(e)	3.77	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.77% 6/22/2026 (d)(e)	3.77	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.77% 6/24/2026 (d)(e)	3.77	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.77% 6/25/2026 (d)(e)	3.77	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.77% 6/26/2026 (d)(e)	3.77	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.78% 4/10/2026 (d)(e)	3.78	1,000,000	1,000,050
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.78% 4/15/2026 (d)(e)	3.78	6,000,000	6,000,321
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.78% 4/24/2026 (d)(e)	3.78	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 3.79% 6/22/2027 (d)(e)	3.79	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.8% 2/5/2027 (d)(e)	3.80	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.8% 4/16/2027 (d)(e)	3.80	1,000,000	1,000,251
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.8% 4/23/2027 (d)(e)	3.80	1,000,000	1,000,200
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.8% 6/24/2027 (d)(e)	3.80	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.8% 9/7/2027 (d)(e)	3.80	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.135%, 3.805% 1/6/2027 (d)(e)	3.80	3,000,000	3,001,722
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 3.81% 8/21/2026 (d)(e)	3.81	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 3.81% 9/10/2026 (d)(e)	3.81	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 3.81% 9/4/2026 (d)(e)	3.81	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 3.815% 8/26/2027 (d)(e)	3.81	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 3.815% 9/25/2026 (d)(e)	3.81	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 3.82% 11/19/2027 (d)(e)	3.82	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.17%, 3.84% 11/12/2027 (d)(e)	3.84	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.17%, 3.84% 11/5/2027 (d)(e)	3.84	3,000,000	3,000,000
Freddie Mac U.S. SOFR Index + 0.08%, 3.75% 11/5/2026 (d)(e)	3.76	7,000,000	7,000,000
Freddie Mac U.S. SOFR Index + 0.11%, 3.78% 3/5/2026 (d)(e)	3.79	5,000,000	5,000,000
Freddie Mac U.S. SOFR Index + 0.11%, 3.78% 5/7/2026 (d)(e)	3.79	2,000,000	2,000,000
Freddie Mac U.S. SOFR Index + 0.115%, 3.785% 4/2/2026 (d)(e)	3.79 to 3.80	8,000,000	8,000,015
Freddie Mac U.S. SOFR Index + 0.14%, 3.81% 10/16/2026 (d)(e)	3.82	7,000,000	7,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 3.81% 10/29/2026 (d)(e)	3.82	4,000,000	4,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 3.81% 9/23/2026 (d)(e)	3.82	9,000,000	9,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 3.81% 9/4/2026 (d)(e)	3.85	3,000,000	3,000,000
TOTAL U.S. GOVERNMENT AGENCY - DEBT (Cost $835,337,145)			835,337,145

U.S. Treasury Obligations - 25.7%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/21/2027	3.51	36,000,000	34,894,860
US Treasury Bills 0% 10/29/2026	3.69	6,000,000	5,856,413
US Treasury Bills 0% 12/24/2026	3.50 to 3.53	9,000,000	8,747,445
US Treasury Bills 0% 3/10/2026	3.78 to 3.91	29,000,000	28,972,664
US Treasury Bills 0% 3/12/2026	3.65 to 3.87	25,200,000	25,171,809
US Treasury Bills 0% 3/17/2026	3.62 to 3.82	46,000,000	45,925,059
US Treasury Bills 0% 3/19/2026	3.66 to 3.79	24,600,000	24,554,716
US Treasury Bills 0% 3/24/2026	3.64 to 3.65	25,800,000	25,740,166
US Treasury Bills 0% 3/26/2026	3.65 to 3.81	30,600,000	30,521,909
US Treasury Bills 0% 3/3/2026	3.76 to 3.83	11,000,000	10,997,693
US Treasury Bills 0% 3/31/2026	3.64 to 3.79	176,800,000	176,269,606
US Treasury Bills 0% 3/5/2026	3.76 to 4.05	16,000,000	15,993,302
US Treasury Bills 0% 4/14/2026	3.65	9,900,000	9,856,077
US Treasury Bills 0% 4/2/2026	3.68 to 3.81	14,000,000	13,953,941
US Treasury Bills 0% 4/23/2026	3.62	21,000,000	20,889,009
US Treasury Bills 0% 4/28/2026	3.65	4,000,000	3,977,406
US Treasury Bills 0% 4/9/2026	3.77	4,000,000	3,983,967
US Treasury Bills 0% 5/14/2026	3.76 to 4.09	18,600,000	18,456,008
US Treasury Bills 0% 5/21/2026	3.75 to 3.78	38,000,000	37,684,398
US Treasury Bills 0% 5/28/2026	3.74	13,000,000	12,883,376
US Treasury Bills 0% 5/7/2026	3.63 to 3.77	30,000,000	29,796,199
US Treasury Bills 0% 7/9/2026	4.07 to 4.10	20,000,000	19,716,472
US Treasury Bills 0% 8/20/2026	3.56	14,000,000	13,765,889
US Treasury Bills 0% 8/27/2026	3.59	8,000,000	7,859,584
US Treasury Bills 0% 8/6/2026	3.91	7,000,000	6,884,495
US Treasury Notes 0.625% 7/31/2026	3.74 to 4.11	8,000,000	7,892,282
US Treasury Notes 0.75% 3/31/2026	4.13	1,000,000	997,304
US Treasury Notes 0.75% 4/30/2026	3.80 to 4.07	4,000,000	3,979,173
US Treasury Notes 0.75% 5/31/2026	3.81	2,000,000	1,985,049
US Treasury Notes 0.875% 9/30/2026	3.85	1,000,000	983,146
US Treasury Notes 1.125% 10/31/2026	3.64	1,000,000	983,662
US Treasury Notes 1.25% 12/31/2026	3.64	1,000,000	980,625
US Treasury Notes 1.5% 1/31/2027	3.56	6,000,000	5,889,396
US Treasury Notes 1.625% 5/15/2026	4.06 to 4.07	2,000,000	1,990,258
US Treasury Notes 1.875% 2/28/2027	3.57	1,000,000	983,536
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.099%, 3.7219% 1/31/2028 (d)(e)	3.72	12,000,000	11,999,787
US Treasury Notes 3.75% 8/31/2026	3.96	1,000,000	998,957
US Treasury Notes 4.125% 1/31/2027	3.57 to 3.58	7,000,000	7,034,836
US Treasury Notes 4.125% 2/28/2027	3.58	1,000,000	1,005,318
US Treasury Notes 4.125% 6/15/2026	4.13	4,000,000	3,999,958
US Treasury Notes 4.25% 11/30/2026	3.58	4,000,000	4,019,478
US Treasury Notes 4.25% 12/31/2026	3.56 to 3.64	9,000,000	9,048,044
US Treasury Notes 4.375% 12/15/2026	3.57	1,000,000	1,006,243
US Treasury Notes 4.375% 7/31/2026	3.75 to 4.08	8,000,000	8,016,420
US Treasury Notes 4.5% 3/31/2026	4.11 to 4.13	5,000,000	5,001,487
US Treasury Notes 4.5% 7/15/2026	3.63	1,000,000	1,003,201
US Treasury Notes 4.625% 6/30/2026	3.77	1,000,000	1,002,773
US Treasury Notes 4.875% 4/30/2026	3.70 to 4.07	5,000,000	5,007,104
TOTAL U.S. TREASURY OBLIGATIONS (Cost $719,160,500)			719,160,500

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $2,817,194,645)	2,817,194,645
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(28,151,125)
NET ASSETS - 100.0%	2,789,043,520

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
ABN AMRO Bank NV	3.68	2/2026	3/2026	4,000,000	4,001,227	Agency Mortgage-Backed Securities	3.00 - 6.50	10/2028 - 11/2055	4,081,252
ABN AMRO Bank NV	3.67	2/2026	3/2026	3,000,000	3,000,917	U.S. Treasuries (including strips)	4.13 - 4.25	11/2032 - 8/2035	3,060,988
BMO Capital Markets Corp	3.68	2/2026	3/2026	1,000,000	1,003,475	Agency Mortgage-Backed Securities	5.50	5/2055	1,021,877
BMO Capital Markets Corp	3.67	2/2026	3/2026	1,000,000	1,000,306	Agency Mortgage-Backed Securities	5.50	5/2055	1,020,312
BMO Chicago Branch	3.68	2/2026	3/2026	2,000,000	2,010,222	Agency Mortgage-Backed Securities	5.00	3/2056	2,045,422
BMO Chicago Branch	3.68	2/2026	3/2026	2,000,000	2,010,222	Agency Mortgage-Backed Securities	5.00	3/2056	2,045,631
BMO Chicago Branch	3.68	2/2026	3/2026	3,000,000	3,013,493	Agency Mortgage-Backed Securities	5.00	3/2056	3,066,569
BMO Chicago Branch	3.68	2/2026	3/2026	3,000,000	3,012,573	Agency Mortgage-Backed Securities	5.00	3/2056	3,066,257
BMO Chicago Branch	3.68	2/2026	3/2026	1,000,000	1,003,475	Agency Mortgage-Backed Securities	5.50	11/2055	1,021,877
BNP Paribas, SA	3.66	1/2026	3/2026	13,000,000	13,064,762	U.S. Treasuries (including strips)	0.63 - 4.75	7/2027 - 2/2056	13,303,224
BNP Paribas, SA	3.67	2/2026	3/2026	6,000,000	6,017,127	Agency Mortgage-Backed Securities	2.00 - 6.63	11/2030 - 11/2055	57,173
						U.S. Treasuries (including strips)	0.00	5/2030 - 8/2055	6,105,863
						Agency Debentures and Agency Strips	1.80 - 4.08	5/2033 - 3/2042	31,842
									6,194,878
BNP Paribas, SA	3.66	2/2026	3/2026	5,000,000	5,014,233	U.S. Treasuries (including strips)	0.63 - 5.00	1/2027 - 2/2056	5,113,015
BNP Paribas, SA	3.67	2/2026	3/2026	8,000,000	8,022,836	Agency Mortgage-Backed Securities	2.50 - 6.63	11/2030 - 11/2055	37,267
						U.S. Treasuries (including strips)	0.00 - 3.78	7/2027 - 11/2042	8,207,207
						Agency Debentures and Agency Strips	2.22 - 2.31	7/2036 - 8/2036	18,434
									8,262,908
BNP Paribas, SA	3.66	2/2026	3/2026	23,000,000	23,065,473	U.S. Treasuries (including strips)	1.13 - 4.63	4/2027 - 2/2053	23,526,804
Bank of Montreal	3.69	2/2026	3/2026	1,000,000	1,001,435	Agency Collateralized Mortgage Obligation	2.50 - 4.50	1/2033 - 9/2055	725,859
						Agency Debentures and Agency Strips	3.25	8/2052	304,564
									1,030,423
Bank of Montreal	3.70	2/2026	3/2026	2,000,000	2,001,439	U.S. Treasuries (including strips)	1.25 - 4.63	11/2026 - 5/2033	2,040,926
Barclays Bank PLC	3.67	2/2026	3/2026	2,000,000	2,005,709	U.S. Treasuries (including strips)	0.00 - 4.38	6/2026 - 3/2029	2,043,627
Barclays Capital Inc.	3.68	2/2026	3/2026	7,000,000	7,002,147	Agency Mortgage-Backed Securities	5.00	2/2056	7,142,190
BofA Securities, Inc.	3.68(g)	2/2026	6/2026	1,000,000	1,012,266	U.S. Treasuries (including strips)	4.50	11/2054	1,032,840
BofA Securities, Inc.	3.68(g)	1/2026	6/2026	4,000,000	4,051,111	U.S. Treasuries (including strips)	2.88	5/2043	4,094,159
BofA Securities, Inc.	3.68(g)	1/2026	6/2026	1,000,000	1,013,186	U.S. Treasuries (including strips)	3.88	2/2043	1,023,971
BofA Securities, Inc.	3.73(g)	12/2025	4/2026	8,000,000	8,100,296	Agency Mortgage-Backed Securities	2.00 - 6.50	6/2030 - 10/2054	8,237,745
BofA Securities, Inc.	3.67	1/2026	3/2026	1,000,000	1,006,014	Agency Mortgage-Backed Securities	3.50 - 5.50	11/2047 - 7/2054	930,702
						Agency Debentures and Agency Strips	4.00	2/2033	94,707
									1,025,409
BofA Securities, Inc.	3.67	1/2026	3/2026	1,000,000	1,005,913	Agency Mortgage-Backed Securities	5.50 - 6.50	9/2044 - 10/2055	1,025,616
Canadian Imperial Bank of Commerce	3.67	2/2026	3/2026	5,000,000	5,014,272	U.S. Treasuries (including strips)	0.00 - 4.75	4/2026 - 2/2055	5,121,096
Canadian Imperial Bank of Commerce	3.75	1/2026	3/2026	1,000,000	1,005,104	Agency Mortgage-Backed Securities	2.00 - 6.50	11/2030 - 5/2055	42,459
						U.S. Treasuries (including strips)	4.00	1/2033	204
						Agency Collateralized Mortgage Obligation	2.37 - 5.31	3/2047 - 10/2074	1,009,699
									1,052,362
Canadian Imperial Bank of Commerce	3.67	2/2026	3/2026	2,000,000	2,006,117	U.S. Treasuries (including strips)	0.63 - 4.75	5/2026 - 2/2041	2,042,789
Canadian Imperial Bank of Commerce	3.66	1/2026	3/2026	1,000,000	1,004,982	U.S. Treasuries (including strips)	1.38 - 4.63	4/2026 - 2/2055	1,023,645
Canadian Imperial Bank of Commerce	3.67	2/2026	3/2026	2,000,000	2,004,282	U.S. Treasuries (including strips)	0.75 - 4.63	3/2026 - 2/2055	2,049,690
Canadian Imperial Bank of Commerce	3.67	2/2026	3/2026	3,000,000	3,008,563	Agency Mortgage-Backed Securities	4.00 - 6.00	11/2030 - 12/2055	3,065,106
						U.S. Treasuries (including strips)	4.00	1/2033	510
									3,065,616
Canadian Imperial Bank of Commerce	3.67	2/2026	3/2026	1,000,000	1,001,427	U.S. Treasuries (including strips)	0.00 - 4.75	4/2026 - 5/2055	1,020,804
Citigroup Global Capital Markets Inc	3.74(g)	2/2026	4/2026	6,000,000	6,038,023	Agency Mortgage-Backed Securities	3.11 - 4.63	12/2027 - 12/2055	6,120,942
						U.S. Treasuries (including strips)	4.13	10/2027	6,762
									6,127,704
Citigroup Global Capital Markets Inc	3.74(g)	2/2026	4/2026	10,000,000	10,064,411	Agency Mortgage-Backed Securities	3.89 - 5.24	2/2031 - 9/2035	10,200,970
						U.S. Treasuries (including strips)	4.13	10/2027	19,159
									10,220,129
Citigroup Global Capital Markets Inc	3.73(g)	2/2026	4/2026	6,000,000	6,038,544	U.S. Treasuries (including strips)	0.00 - 4.50	3/2026 - 5/2029	6,132,095
Credit AG	3.67	2/2026	3/2026	1,000,000	1,002,854	U.S. Treasuries (including strips)	1.25 - 4.25	5/2026 - 11/2034	1,022,532
Credit AG	3.67	2/2026	3/2026	1,000,000	1,002,854	U.S. Treasuries (including strips)	1.25 - 4.25	7/2026 - 11/2034	1,022,706
Credit AG	3.68	1/2026	3/2026	3,000,000	3,009,813	U.S. Treasuries (including strips)	0.38 - 4.25	6/2027 - 11/2034	3,070,069
FICC JP Morgan SEC GC Repo (Gov)	3.66	2/2026	3/2026	26,605,000	26,613,115	U.S. Treasuries (including strips)	3.63 - 4.50	3/2028 - 11/2054	27,145,403
Fixed Income Clearing Corp - BNP	3.66	2/2026	3/2026	30,000,000	30,009,150	U.S. Treasuries (including strips)	0.63 - 4.88	6/2026 - 2/2050	30,609,336
Fixed Income Clearing Corp - BNYM	3.67	2/2026	3/2026	58,000,000	58,017,738	U.S. Treasuries (including strips)	0.38	7/2027	59,160,056
Fixed Income Clearing Corp - BONY	3.68	2/2026	3/2026	28,000,000	28,008,587	Agency Mortgage-Backed Securities	2.00 - 7.00	1/2031 - 1/2056	28,560,000
Fixed Income Clearing Corp - Barclays	3.70	2/2026	3/2026	2,000,000	2,001,439	U.S. Treasuries (including strips)	0.00 - 4.63	8/2026 - 2/2032	2,040,687
Fixed Income Clearing Corp - Barclays	3.68	2/2026	3/2026	30,000,000	30,009,200	U.S. Treasuries (including strips)	0.63 - 4.00	8/2028 - 8/2031	30,609,515
Fixed Income Clearing Corp - Barclays	3.68	2/2026	3/2026	16,000,000	16,004,907	U.S. Treasuries (including strips)	2.25 - 4.63	2/2027 - 8/2043	16,325,328
Fixed Income Clearing Corp - CIBC	3.67	2/2026	3/2026	17,000,000	17,005,199	U.S. Treasuries (including strips)	3.50 - 3.63	3/2028 - 12/2028	17,337,350
Fixed Income Clearing Corp - Citi	3.67	2/2026	3/2026	32,000,000	32,009,787	U.S. Treasuries (including strips)	0.00 - 4.88	3/2026 - 2/2045	32,649,988
Fixed Income Clearing Corp - Credit Agricole	3.68	2/2026	3/2026	28,000,000	28,008,587	U.S. Treasuries (including strips)	3.88 - 4.75	10/2027 - 2/2056	28,568,817
Fixed Income Clearing Corp - Credit Agricole	3.68	2/2026	3/2026	15,000,000	15,004,600	U.S. Treasuries (including strips)	1.75	8/2041	15,296,822
Fixed Income Clearing Corp - Credit Agricole	3.67	2/2026	3/2026	13,000,000	13,003,976	U.S. Treasuries (including strips)	4.13	10/2031	13,264,148
Fixed Income Clearing Corp - Goldman	3.67	2/2026	3/2026	22,000,000	22,006,728	Agency Mortgage-Backed Securities	2.00 - 6.00	3/2031 - 7/2055	22,446,864
Fixed Income Clearing Corp - Goldman	3.67	2/2026	3/2026	21,000,000	21,006,422	Agency Mortgage-Backed Securities	3.50 - 6.50	5/2047 - 9/2054	21,426,552
Fixed Income Clearing Corp - Goldman	3.67	2/2026	3/2026	9,000,000	9,002,753	Agency Mortgage-Backed Securities	1.50 - 6.00	12/2027 - 3/2037	613,034
						U.S. Treasuries (including strips)	4.50	2/2044	8,569,872
									9,182,906
Fixed Income Clearing Corp - Goldman	3.66	2/2026	3/2026	26,000,000	26,007,930	U.S. Treasuries (including strips)	3.38	11/2048	26,528,092
Fixed Income Clearing Corp - Goldman	3.66	2/2026	3/2026	29,000,000	29,008,845	U.S. Treasuries (including strips)	1.63 - 3.13	5/2031 - 5/2048	29,589,081
Fixed Income Clearing Corp - ING	3.67	2/2026	3/2026	4,000,000	4,001,223	U.S. Treasuries (including strips)	4.63	4/2031	4,078,734
Fixed Income Clearing Corp - ING	3.67	2/2026	3/2026	5,000,000	5,001,529	Agency Mortgage-Backed Securities	2.50 - 6.50	4/2036 - 2/2056	5,101,560
Fixed Income Clearing Corp - ING	3.66	2/2026	3/2026	26,000,000	26,007,930	U.S. Treasuries (including strips)	1.13 - 4.13	10/2027 - 8/2040	26,528,103
Fixed Income Clearing Corp - Mizuho	3.67	2/2026	3/2026	12,000,000	12,003,670	Agency Mortgage-Backed Securities	1.50 - 7.00	11/2028 - 4/2067	2,534,381
						U.S. Treasuries (including strips)	1.25	5/2050	9,709,392
									12,243,773
Fixed Income Clearing Corp - Morgan Stanley	3.67	2/2026	3/2026	24,000,000	24,007,340	Agency Mortgage-Backed Securities	2.50 - 6.50	1/2029 - 8/2054	9,198,168
						U.S. Treasuries (including strips)	0.00 - 3.38	3/2026 - 5/2052	15,289,319
									24,487,487
Fixed Income Clearing Corp - Morgan Stanley	3.67	2/2026	3/2026	42,000,000	42,012,845	Agency Mortgage-Backed Securities	2.00 - 7.50	9/2037 - 2/2056	36,518,769
						U.S. Treasuries (including strips)	3.25 - 4.13	6/2027 - 5/2032	6,334,334
									42,853,103
Fixed Income Clearing Corp - Morgan Stanley	3.67	2/2026	3/2026	33,000,000	33,010,093	Agency Mortgage-Backed Securities	1.50 - 9.00	11/2026 - 1/2056	33,669,392
						U.S. Treasuries (including strips)	3.13 - 4.00	7/2029 - 11/2041	903
									33,670,295
Fixed Income Clearing Corp - Morgan Stanley	3.67	2/2026	3/2026	33,000,000	33,010,093	Agency Mortgage-Backed Securities	2.00 - 8.50	7/2027 - 1/2056	28,775,169
						U.S. Treasuries (including strips)	1.75 - 3.88	7/2027 - 8/2052	4,895,126
									33,670,295
Fixed Income Clearing Corp - Natixis	3.67	2/2026	3/2026	14,000,000	14,004,282	U.S. Treasuries (including strips)	3.63 - 4.13	8/2029 - 3/2031	14,280,446
Fixed Income Clearing Corp - Natwest	3.67	2/2026	3/2026	1,000,000	1,000,306	U.S. Treasuries (including strips)	2.63	5/2027	1,020,345
Fixed Income Clearing Corp - Nomura	3.67	2/2026	3/2026	18,000,000	18,005,505	U.S. Treasuries (including strips)	1.38 - 6.13	6/2026 - 1/2032	18,365,620
Fixed Income Clearing Corp - Northern Trust	3.67	2/2026	3/2026	29,000,000	29,008,869	U.S. Treasuries (including strips)	3.38 - 4.00	12/2027 - 12/2027	29,593,156
Fixed Income Clearing Corp - State Street Bank	3.68	2/2026	3/2026	12,000,000	12,003,680	Agency Mortgage-Backed Securities	2.50 - 6.50	5/2027 - 12/2055	7,879,711
						U.S. Treasuries (including strips)	1.13 - 4.00	8/2028 - 5/2048	4,874,043
									12,753,754
Fixed Income Clearing Corp - State Street Bank	3.67	2/2026	3/2026	40,000,000	40,012,233	U.S. Treasuries (including strips)	3.75	5/2028	40,801,602
ING Financial Markets LLC	3.73	1/2026	3/2026	8,000,000	8,040,616	Agency Mortgage-Backed Securities	3.00 - 6.50	8/2030 - 7/2056	8,187,055
JP Morgan Securities, LLC	3.68(g)	2/2026	3/2026	29,000,000	29,088,933	U.S. Treasuries (including strips)	1.75 - 4.00	7/2029 - 11/2045	29,598,200
Lloyds Bank Corp Mrkts	3.68	2/2026	3/2026	2,000,000	2,001,431	U.S. Treasuries (including strips)	1.38 - 4.50	9/2027 - 11/2033	2,047,592
Lloyds Bank PLC	3.72	2/2026	5/2026	1,000,000	1,009,610	U.S. Treasuries (including strips)	0.50 - 2.25	4/2027 - 2/2030	1,022,806
Lloyds Bank PLC	3.72	2/2026	5/2026	1,000,000	1,009,610	U.S. Treasuries (including strips)	0.63 - 4.63	8/2027 - 8/2033	1,021,982
Lloyds Bank PLC	3.72	2/2026	5/2026	1,000,000	1,009,196	U.S. Treasuries (including strips)	0.50 - 4.13	4/2027 - 2/2033	1,021,322
Lloyds Bank PLC	3.73	2/2026	5/2026	1,000,000	1,009,221	U.S. Treasuries (including strips)	0.50 - 4.38	4/2027 - 8/2047	1,029,939
Lloyds Bank PLC	3.71	2/2026	5/2026	1,000,000	1,010,718	U.S. Treasuries (including strips)	0.63 - 4.50	11/2027 - 9/2031	1,023,599
Lloyds Bank PLC	3.70	2/2026	5/2026	1,000,000	1,009,970	U.S. Treasuries (including strips)	0.50 - 4.63	4/2027 - 4/2031	1,023,362
Lloyds Bank PLC	3.72	2/2026	5/2026	2,000,000	2,019,014	U.S. Treasuries (including strips)	1.25 - 4.63	11/2027 - 2/2033	2,049,406
Lloyds Bank PLC	3.72	1/2026	4/2026	1,000,000	1,009,403	U.S. Treasuries (including strips)	0.50 - 6.75	8/2026 - 5/2033	1,024,522
Lloyds Bank PLC	3.72	1/2026	4/2026	2,000,000	2,018,600	U.S. Treasuries (including strips)	0.50 - 4.63	4/2027 - 2/2033	2,050,987
Lloyds Bank PLC	3.71	1/2026	4/2026	2,000,000	2,018,550	U.S. Treasuries (including strips)	0.63 - 4.63	6/2027 - 5/2034	2,049,260
Lloyds Bank PLC	3.83	12/2025	3/2026	2,000,000	2,021,675	U.S. Treasuries (including strips)	0.50 - 4.63	4/2027 - 2/2033	2,062,497
Lloyds Bank PLC	3.78	12/2025	3/2026	2,000,000	2,018,690	U.S. Treasuries (including strips)	0.50 - 6.75	8/2026 - 8/2047	2,062,556
Lloyds Bank PLC	3.79	12/2025	3/2026	1,000,000	1,009,370	U.S. Treasuries (including strips)	1.25 - 4.00	3/2028 - 2/2032	1,029,164
Lloyds Bank PLC	3.79	12/2025	3/2026	1,000,000	1,009,370	U.S. Treasuries (including strips)	0.63 - 4.50	4/2027 - 5/2034	1,030,894
MUFG Securities (Canada), Ltd.	3.70	1/2026	4/2026	2,000,000	2,016,445	Agency Mortgage-Backed Securities	2.50 - 6.50	1/2037 - 11/2055	2,006,154
						U.S. Treasuries (including strips)	0.75 - 1.88	5/2026 - 7/2034	30,459
						Agency Debentures and Agency Strips	2.88	3/2029	9,955
									2,046,568
MUFG Securities (Canada), Ltd.	3.69	1/2026	4/2026	2,000,000	2,016,400	U.S. Treasuries (including strips)	0.75 - 4.63	5/2026 - 2/2047	2,046,763
MUFG Securities (Canada), Ltd.	3.66	1/2026	3/2026	1,000,000	1,004,982	U.S. Treasuries (including strips)	1.50 - 4.75	8/2026 - 8/2055	1,033,347
MUFG Securities EMEA PLC	3.67	2/2026	3/2026	2,000,000	2,005,097	U.S. Treasuries (including strips)	4.25	11/2034	2,054,207
MUFG Securities EMEA PLC	3.68	1/2026	3/2026	4,000,000	4,013,084	U.S. Treasuries (including strips)	3.63 - 3.88	9/2031 - 8/2034	4,101,171
MUFG Securities EMEA PLC	3.67	2/2026	3/2026	4,000,000	4,001,223	U.S. Treasuries (including strips)	4.50	4/2027	4,079,669
Mitsubishi UFJ Securities (U.S.A.), Inc.	3.70	1/2026	4/2026	6,000,000	6,049,334	Agency Mortgage-Backed Securities	2.00 - 6.00	7/2026 - 3/2062	6,139,499
Mizuho Bank, Ltd.	3.68	2/2026	3/2026	2,000,000	2,000,613	U.S. Treasuries (including strips)	1.63	5/2031	2,041,958
Morgan Stanley & Co LLC	3.66	2/2026	3/2026	28,000,000	28,008,540	U.S. Treasuries (including strips)	1.00 - 3.88	6/2028 - 8/2051	28,568,716
NatWest Market Securities Inc	3.68	2/2026	3/2026	4,000,000	4,002,862	U.S. Treasuries (including strips)	2.63	5/2027	4,082,575
Norinchukin Bank	3.70	2/2026	3/2026	1,000,000	1,000,719	U.S. Treasuries (including strips)	4.50	8/2039	1,020,116
Norinchukin Bank	3.68	2/2026	3/2026	1,000,000	1,000,716	U.S. Treasuries (including strips)	4.13	5/2032	1,020,316
RBC Dominion Securities	3.68	2/2026	4/2026	7,000,000	7,044,365	Agency Mortgage-Backed Securities	5.00	2/2056	1,007
						U.S. Treasuries (including strips)	4.38	1/2032	7,142,722
									7,143,729
RBC Dominion Securities	3.68	2/2026	4/2026	11,000,000	11,074,213	Agency Mortgage-Backed Securities	4.50	8/2052 - 11/2052	3,061,804
						U.S. Treasuries (including strips)	0.00 - 4.63	1/2027 - 2/2049	8,200,589
									11,262,393
RBC Dominion Securities	3.66	1/2026	3/2026	8,000,000	8,039,853	U.S. Treasuries (including strips)	0.38 - 4.63	4/2026 - 8/2046	8,186,615
RBC Dominion Securities	3.68	2/2026	3/2026	4,000,000	4,002,862	U.S. Treasuries (including strips)	1.88 - 4.63	10/2026 - 8/2033	4,082,543
RBC Financial Group	3.65	1/2026	6/2026	4,000,000	4,059,212	Agency Mortgage-Backed Securities	2.32	1/2030	933
						U.S. Treasuries (including strips)	0.00 - 3.88	4/2026 - 2/2043	4,116,491
									4,117,424
RBC Financial Group	3.65	1/2026	6/2026	2,000,000	2,029,809	Agency Mortgage-Backed Securities	2.50 - 6.50	4/2030 - 2/2056	15,150
						U.S. Treasuries (including strips)	0.00 - 4.50	10/2026 - 2/2043	2,032,970
									2,048,120
RBC Financial Group	3.68	2/2026	3/2026	17,000,000	17,078,200	Agency Mortgage-Backed Securities	4.27 - 5.50	9/2033 - 10/2053	2,519
						U.S. Treasuries (including strips)	0.00 - 4.50	7/2026 - 5/2053	17,387,192
									17,389,711
RBC Financial Group	3.68	2/2026	3/2026	7,000,000	7,030,769	Agency Mortgage-Backed Securities	2.32 - 6.00	1/2030 - 10/2055	4,936,847
						U.S. Treasuries (including strips)	0.00 - 4.88	7/2026 - 5/2053	2,222,196
									7,159,043
Royal Bank of Canada	3.68	2/2026	3/2026	3,000,000	3,002,147	U.S. Treasuries (including strips)	1.13 - 3.38	9/2027 - 8/2040	3,061,881
SMBC Nikko Securities America Inc	3.67	2/2026	3/2026	3,000,000	3,000,917	U.S. Treasuries (including strips)	3.63 - 4.25	8/2030 - 11/2040	3,060,964
SMBC Nikko Securities America Inc	3.67	2/2026	3/2026	7,000,000	7,002,141	U.S. Treasuries (including strips)	3.63 - 4.38	10/2026 - 5/2040	7,142,198
Societe Generale	3.68	2/2026	3/2026	5,000,000	5,003,578	U.S. Treasuries (including strips)	4.13	3/2032	5,101,567
TD Securities (U.S.A.)	3.68	2/2026	3/2026	3,000,000	3,000,920	U.S. Treasuries (including strips)	2.13	1/2035	3,090,966
TD Securities (U.S.A.)	3.67	2/2026	3/2026	2,000,000	2,000,612	U.S. Treasuries (including strips)	4.25	5/2035	2,040,688
US Bancorp Inv	3.67	2/2026	3/2026	4,000,000	4,001,223	U.S. Treasuries (including strips)	3.88 - 4.63	3/2027 - 11/2055	4,081,731
Wells Fargo Bank NA	3.68	2/2026	3/2026	8,000,000	8,005,724	U.S. Treasuries (including strips)	4.38	12/2029	8,162,595
Wells Fargo Bank NA	3.69	2/2026	3/2026	2,000,000	2,001,435	U.S. Treasuries (including strips)	3.88	6/2028	2,040,837
Wells Fargo Securities, LLC	3.72	2/2026	5/2026	6,000,000	6,058,900	Agency Mortgage-Backed Securities	4.50	1/2056	6,126,325
Wells Fargo Securities, LLC	3.71	2/2026	5/2026	3,000,000	3,027,516	Agency Mortgage-Backed Securities	4.00	10/2052	3,063,469
Wells Fargo Securities, LLC	3.71	2/2026	5/2026	3,000,000	3,027,516	Agency Mortgage-Backed Securities	4.50	11/2055	3,063,785
Wells Fargo Securities, LLC	3.70	2/2026	5/2026	3,000,000	3,028,983	Agency Mortgage-Backed Securities	5.50	9/2055	3,066,605
Wells Fargo Securities, LLC	3.70	2/2026	5/2026	6,000,000	6,054,267	Agency Mortgage-Backed Securities	4.50	1/2056	6,130,694
Wells Fargo Securities, LLC	3.69	1/2026	4/2026	2,000,000	2,018,450	Agency Mortgage-Backed Securities	6.00	4/2055	2,051,292
Wells Fargo Securities, LLC	3.76	12/2025	3/2026	11,000,000	11,104,549	Agency Mortgage-Backed Securities	3.00	9/2043	11,306,718
Wells Fargo Securities, LLC	3.77	12/2025	3/2026	19,000,000	19,179,075	Agency Mortgage-Backed Securities	3.00 - 5.00	4/2030 - 12/2055	19,544,391
Wells Fargo Securities, LLC	3.82	12/2025	3/2026	4,000,000	4,038,200	Agency Mortgage-Backed Securities	6.50	5/2055	4,118,532
Total Repurchase Agreements				1,109,605,000	1,111,809,092				1,133,903,239

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$107,092,000 due 03/02/2026 at 3.67%
Bank of America NA	7,857,000
Bny Mellon Capital Market LLC	8,612,000
BofA Securities Inc	2,557,000
HSBC Securities Inc (USA)	2,837,000
JPMorgan Securities LLC	30,555,000
MUFG Securities (Canada) Ltd.	6,002,000
Rbc Dominion Securities Inc	2,183,000
Societe Generale SA	2,183,000
Sumitomo Mitsui Banking Corp	29,246,000
Sumitomo Mitsui Banking Corp/New York	2,183,000
Wells Fargo Bank NA	5,456,000
Wells Fargo Securities LLC	7,421,000
107,092,000
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $1,262,697,000) - See accompanying schedule: Unaffiliated issuers (cost $2,817,194,645)		$2,817,194,645
Cash		13,005,735
Receivable for investments sold		13,166,250
Receivable for fund shares sold		72,827,604
Interest receivable		5,105,698
Total assets		2,921,299,932
Liabilities
Payable for investments purchased
Regular delivery	$89,701,252
Delayed delivery	1,000,000
Payable for fund shares redeemed	41,472,202
Distributions payable	71,194
Other payables and accrued expenses	11,764
Total liabilities		132,256,412
Net Assets		$2,789,043,520
Net Assets consist of:
Paid in capital		$2,788,847,497
Total accumulated earnings (loss)		196,023
Net Assets		$2,789,043,520
Net Asset Value, offering price and redemption price per share ($2,789,043,520 ÷ 2,788,856,684 shares)		$1.00
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Interest		$58,406,866
Expenses
Custodian fees and expenses	$29,607
Independent trustees' fees and expenses	3,062
Total expenses		32,669
Net Investment income (loss)		58,374,197
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	136,541
Total net realized gain (loss)		136,541
Net increase in net assets resulting from operations		$58,510,738
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$58,374,197	$106,409,621
Net realized gain (loss)	136,541	29,647
Net increase in net assets resulting from operations	58,510,738	106,439,268
Distributions to shareholders	(58,374,014)	(106,407,891)

Share transactions
Proceeds from sales of shares	2,398,684,236	1,197,204,625
Reinvestment of distributions	57,753,963	106,396,459
Cost of shares redeemed	(2,244,734,398)	(1,093,686,563)

Net increase (decrease) in net assets and shares resulting from share transactions	211,703,801	209,914,521
Total increase (decrease) in net assets	211,840,525	209,945,898

Net Assets
Beginning of period	2,577,202,995	2,367,257,097
End of period	$2,789,043,520	$2,577,202,995

Other Information
Shares
Sold	2,398,684,236	1,197,204,625
Issued in reinvestment of distributions	57,753,963	106,396,459
Redeemed	(2,244,734,398)	(1,093,686,563)
Net increase (decrease)	211,703,801	209,914,521

Financial Highlights
Fidelity® Series Government Money Market Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.020	.046	.055	.046	.003	.001
Net realized and unrealized gain (loss)	- B	- B	(.001)	(.002)	.002	- B
Total from investment operations	.020	.046	.054	.044	.005	.001
Distributions from net investment income	(.020)	(.046)	(.054)	(.044)	(.005)	(.001)
Total distributions	(.020)	(.046)	(.054)	(.044)	(.005)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.00%	4.67%	5.55%	4.54%	.53%	.10%
Ratios to Average Net Assets A,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions, if any G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	3.97% H	4.57%	5.42%	4.59%	.31%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$2,789,044	$2,577,203	$2,367,257	$5,050,651	$2,372,767	$9,692,737

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Series Government Money Market Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$2,817,194,645

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$-
Long-term	(35,678)
Total capital loss carryforward	$(35,678)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
5. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Government Money Market Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through December 31, 2027.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9878696.109
GVM-SANN-0426
Fidelity® Series Corporate Bond Fund

Semi-Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Corporate Bond Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 1.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.6%
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (c)	458,850	463,603
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (c)	374,063	379,355
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (c)	386,100	397,080
Jersey Mike's Funding Series 2026-1A Class A2I, 4.952% 2/15/2056 (c)	2,200,000	2,228,969
Jersey Mike's Funding Series 2026-1A Class A2II, 5.481% 2/15/2056 (c)	4,300,000	4,392,241
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (c)	374,263	387,646
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (c)	717,913	725,994
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (c)	426,600	437,016
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (c)	526,338	526,327
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (c)	549,050	547,758
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (c)	901,588	900,483
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (c)	802,988	812,089
Taco Bell Fdg LLC Series 2025-1A Class A2II, 5.049% 8/25/2055 (c)	2,094,750	2,137,676
TOTAL UNITED STATES		14,336,237
TOTAL ASSET-BACKED SECURITIES (Cost $14,106,705)		14,336,237

Commercial Mortgage Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
ELP Series 2025-ELP Class A, 4.7573% 11/13/2042 (c)	380,000	382,995
ELP Series 2025-ELP Class B, 5.0091% 11/13/2042 (b)(c)	2,114,000	2,130,561
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (b)(c)	331,000	337,853
Int Commercial Mortgage Trust Series 2025-PLAZA Class B, 5.3415% 11/5/2037 (b)(c)	364,000	372,847
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2521% 12/15/2039 (b)(c)(g)	134,000	134,335
TOTAL UNITED STATES		3,358,591
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,322,682)		3,358,591

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
MEXICO - 0.1%
United Mexican States 3.25% 4/16/2030	200,000	190,375
United Mexican States 4.5% 4/22/2029	1,000,000	1,006,475
TOTAL MEXICO		1,196,850
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,259,466)		1,196,850

Non-Convertible Corporate Bonds - 89.0%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Financials - 0.3%
Banks - 0.3%
Commonwealth Bank of Australia 3.784% 3/14/2032 (c)	1,280,000	1,236,070
Westpac Banking Corp 5.405% 8/10/2033 (b)	1,400,000	1,459,535

TOTAL AUSTRALIA		2,695,605
BELGIUM - 1.0%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide Inc 4.439% 10/6/2048	500,000	438,187
Anheuser-Busch InBev Worldwide Inc 4.9% 1/23/2031	525,000	547,130
TOTAL CONSUMER STAPLES		985,317
Financials - 0.9%
Banks - 0.9%
KBC Group NV 4.932% 10/16/2030 (b)(c)	6,373,000	6,536,136
KBC Group NV 6.324% 9/21/2034 (b)(c)	1,700,000	1,872,973
TOTAL FINANCIALS		8,409,109
TOTAL BELGIUM		9,394,426
BRAZIL - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Vale Overseas Ltd 6.4% 6/28/2054	2,210,000	2,304,654
CANADA - 2.7%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 3.8% 3/15/2032	238,000	227,809
Rogers Communications Inc 4.55% 3/15/2052	1,450,000	1,184,002
TOTAL COMMUNICATION SERVICES		1,411,811
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc 2.95% 1/25/2030 (c)	138,000	132,081
Alimentation Couche-Tard Inc 5.077% 9/29/2035 (c)	2,500,000	2,538,918
TOTAL CONSUMER STAPLES		2,670,999
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Canadian Natural Resources Ltd 2.95% 7/15/2030	1,071,000	1,023,662
Canadian Natural Resources Ltd 6.25% 3/15/2038	3,175,000	3,428,272
Canadian Natural Resources Ltd 6.5% 2/15/2037	2,100,000	2,308,561
Cenovus Energy Inc 2.65% 1/15/2032	159,000	144,520
Cenovus Energy Inc 3.75% 2/15/2052	480,000	347,773
Cenovus Energy Inc 5.25% 6/15/2037	413,000	411,643
Cenovus Energy Inc 5.4% 6/15/2047	39,000	36,674
Cenovus Energy Inc 6.75% 11/15/2039	45,000	50,306
Enbridge Inc 3.4% 8/1/2051	900,000	627,216
Enbridge Inc 4.5% 6/10/2044	250,000	216,924
Enbridge Inc 5.55% 6/20/2035	2,000,000	2,097,128
Enbridge Inc 5.95% 4/5/2054	2,549,000	2,628,461
Enbridge Inc 7.2% 6/27/2054 (b)	900,000	969,918
TOTAL ENERGY		14,291,058
Financials - 0.2%
Insurance - 0.2%
Empower Finance 2020 LP 1.776% 3/17/2031 (c)	324,000	288,839
Empower Finance 2020 LP 3.075% 9/17/2051 (c)	540,000	360,850
Intact Financial Corp 5.459% 9/22/2032 (c)	1,117,000	1,174,546
TOTAL FINANCIALS		1,824,235
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Emera US Finance LP 3.55% 6/15/2026	2,550,000	2,544,833
Emera US Finance LP 4.75% 6/15/2046	1,775,000	1,534,669
TOTAL UTILITIES		4,079,502
TOTAL CANADA		24,277,605
FRANCE - 0.8%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Orange SA 4.25% 1/13/2031 (c)	1,538,000	1,540,506
Orange SA 4.75% 1/13/2033 (c)	1,266,000	1,280,763
Orange SA 5% 1/13/2036 (c)	2,200,000	2,209,674
TOTAL COMMUNICATION SERVICES		5,030,943
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TotalEnergies Capital International SA 3.127% 5/29/2050	800,000	547,942
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 2.591% 1/20/2028 (b)(c)	490,000	483,912
BNP Paribas SA 3.052% 1/13/2031 (b)(c)	875,000	835,547
Societe Generale SA 3% 1/22/2030 (c)	430,000	409,538
TOTAL FINANCIALS		1,728,997
TOTAL FRANCE		7,307,882
GERMANY - 1.3%
Financials - 0.1%
Insurance - 0.1%
Allianz SE 5.6% 9/3/2054 (b)(c)	1,200,000	1,227,011
Health Care - 1.0%
Pharmaceuticals - 1.0%
Bayer US Finance II LLC 4.875% 6/25/2048 (c)	1,150,000	986,580
Bayer US Finance LLC 6.5% 11/21/2033 (c)	4,300,000	4,712,990
Bayer US Finance LLC 6.875% 11/21/2053 (c)	3,110,000	3,397,505
TOTAL HEALTH CARE		9,097,075
Industrials - 0.1%
Machinery - 0.1%
Daimler Truck Finance North America LLC 2% 12/14/2026 (c)	1,276,000	1,257,951
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
RWE Finance US LLC 5.125% 9/18/2035 (c)	493,000	494,239
TOTAL GERMANY		12,076,276
IRELAND - 2.1%
Financials - 1.0%
Consumer Finance - 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	227,000	224,803
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	237,000	230,558
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	1,754,000	1,639,114
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	526,000	480,103
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	860,000	715,983
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.95% 9/10/2034	1,640,000	1,644,219
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028	1,200,000	1,242,738
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.15% 9/30/2030	1,800,000	1,932,225
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	599,000	614,074
TOTAL FINANCIALS		8,723,817
Industrials - 0.8%
Transportation Infrastructure - 0.8%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (c)	703,000	684,482
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (c)	1,630,000	1,669,207
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (c)	4,300,000	4,473,443
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (c)	440,000	458,588
TOTAL INDUSTRIALS		7,285,720
Materials - 0.3%
Containers & Packaging - 0.3%
Smurfit Kappa Treasury ULC 5.438% 4/3/2034	1,700,000	1,771,865
Smurfit Westrock Financing DAC 5.418% 1/15/2035	1,175,000	1,219,496
TOTAL MATERIALS		2,991,361
TOTAL IRELAND		19,000,898
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	200,000	212,231
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	200,000	207,532

TOTAL ISRAEL		419,763
ITALY - 0.6%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 7.2% 11/28/2033 (c)	500,000	578,339
UniCredit SpA 1.982% 6/3/2027 (b)(c)	1,200,000	1,193,489
TOTAL FINANCIALS		1,771,828
Utilities - 0.4%
Electric Utilities - 0.4%
Enel Finance International NV 4.375% 9/30/2030 (c)	1,834,000	1,843,370
Enel Finance International NV 5.5% 6/26/2034 (c)	1,452,000	1,514,809
TOTAL UTILITIES		3,358,179
TOTAL ITALY		5,130,007
JAPAN - 0.9%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
NTT Finance Corp 4.567% 7/16/2027 (c)	200,000	201,814
NTT Finance Corp 4.62% 7/16/2028 (c)	200,000	203,021
NTT Finance Corp 4.876% 7/16/2030 (c)	302,000	309,829
NTT Finance Corp 5.171% 7/16/2032 (c)	3,300,000	3,411,682
NTT Finance Corp 5.502% 7/16/2035 (c)	1,200,000	1,253,710
TOTAL COMMUNICATION SERVICES		5,380,056
Consumer Staples - 0.3%
Tobacco - 0.3%
Japan Tobacco Inc 5.21% 6/15/2030 (c)	1,500,000	1,566,405
Japan Tobacco Inc 5.856% 6/15/2035 (c)	1,500,000	1,623,288
TOTAL CONSUMER STAPLES		3,189,693
TOTAL JAPAN		8,569,749
NETHERLANDS - 0.9%
Consumer Staples - 0.1%
Food Products - 0.1%
JDE Peet's NV 2.25% 9/24/2031 (c)	545,000	482,264
Financials - 0.6%
Banks - 0.6%
ABN AMRO Bank NV 5.515% 12/3/2035 (b)(c)	5,100,000	5,297,230
Cooperatieve Rabobank UA 3.75% 7/21/2026	300,000	299,603
TOTAL FINANCIALS		5,596,833
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	1,325,000	1,196,961
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	250,000	254,332
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	720,000	735,479
TOTAL INFORMATION TECHNOLOGY		2,186,772
TOTAL NETHERLANDS		8,265,869
SPAIN - 0.6%
Financials - 0.5%
Banks - 0.5%
Banco Santander SA 2.749% 12/3/2030	1,000,000	918,951
CaixaBank SA 5.673% 3/15/2030 (b)(c)	1,400,000	1,459,942
CaixaBank SA 6.037% 6/15/2035 (b)(c)	1,970,000	2,114,027
TOTAL FINANCIALS		4,492,920
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (c)	928,000	906,124
TOTAL SPAIN		5,399,044
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 2.095% 2/11/2032 (b)(c)	1,550,000	1,393,523
UBS Group AG 3.091% 5/14/2032 (b)(c)	1,200,000	1,122,921
UBS Group AG 3.126% 8/13/2030 (b)(c)	613,000	592,429
UBS Group AG 4.194% 4/1/2031 (b)(c)	800,000	797,717

TOTAL SWITZERLAND		3,906,590
UNITED KINGDOM - 3.5%
Consumer Staples - 0.6%
Tobacco - 0.6%
BAT Capital Corp 2.259% 3/25/2028	1,225,000	1,184,976
BAT Capital Corp 2.726% 3/25/2031	2,800,000	2,611,019
BAT Capital Corp 5.834% 2/20/2031	468,000	500,528
BAT Capital Corp 6.421% 8/2/2033	1,300,000	1,445,940
TOTAL CONSUMER STAPLES		5,742,463
Financials - 2.6%
Banks - 2.6%
Barclays PLC 2.645% 6/24/2031 (b)	450,000	419,988
Barclays PLC 2.894% 11/24/2032 (b)	500,000	458,281
Barclays PLC 5.2% 5/12/2026	1,750,000	1,753,829
Barclays PLC 5.367% 2/25/2031 (b)	1,700,000	1,764,649
Barclays PLC 5.746% 8/9/2033 (b)	349,000	369,337
Barclays PLC 5.785% 2/25/2036 (b)	1,700,000	1,781,018
Barclays PLC 6.692% 9/13/2034 (b)	1,800,000	2,003,589
Barclays PLC 7.437% 11/2/2033 (b)	1,100,000	1,262,538
HSBC Holdings PLC 2.357% 8/18/2031 (b)	1,002,000	922,276
HSBC Holdings PLC 2.848% 6/4/2031 (b)	1,800,000	1,699,755
HSBC Holdings PLC 5.24% 5/13/2031 (b)	1,900,000	1,968,335
HSBC Holdings PLC 7.39% 11/3/2028 (b)	720,000	758,642
Lloyds Banking Group PLC 4.65% 3/24/2026	1,000,000	1,000,362
Lloyds Banking Group PLC 7.953% 11/15/2033 (b)	1,000,000	1,173,557
Standard Chartered PLC 5.005% 10/15/2030 (b)(c)	1,140,000	1,166,939
Standard Chartered PLC 5.545% 1/21/2029 (b)(c)	1,088,000	1,116,433
Standard Chartered PLC 6.228% 1/21/2036 (b)(c)	3,000,000	3,273,532
TOTAL FINANCIALS		22,893,060
Health Care - 0.1%
Health Care Providers & Services - 0.1%
180 Medical Inc 3.875% 10/15/2029 (c)	400,000	391,778
180 Medical Inc 5.3% 10/8/2035 (c)	746,000	749,577
TOTAL HEALTH CARE		1,141,355
Industrials - 0.2%
Aerospace & Defense - 0.2%
BAE Systems PLC 5.25% 3/26/2031 (c)	200,000	209,527
BAE Systems PLC 5.3% 3/26/2034 (c)	800,000	842,304
BAE Systems PLC 5.5% 3/26/2054 (c)	264,000	271,922
		1,323,753
Passenger Airlines - 0.0%
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/2036 (c)	237,201	220,368
TOTAL INDUSTRIALS		1,544,121
TOTAL UNITED KINGDOM		31,320,999
UNITED STATES - 73.6%
Communication Services - 7.5%
Diversified Telecommunication Services - 2.8%
AT&T Inc 2.25% 2/1/2032	650,000	580,516
AT&T Inc 3.65% 9/15/2059	223,000	150,099
AT&T Inc 3.8% 12/1/2057	1,354,000	949,906
AT&T Inc 4.35% 3/1/2029	900,000	910,127
AT&T Inc 4.75% 4/30/2033	3,000,000	3,040,957
AT&T Inc 6% 4/30/2056	3,000,000	3,025,890
Comcast Corp 2.937% 11/1/2056	679,000	395,973
Comcast Corp 2.987% 11/1/2063	2,211,000	1,232,062
Comcast Corp 5.3% 5/15/2035	2,500,000	2,615,837
Comcast Corp 6.05% 5/15/2055	2,000,000	2,047,909
Verizon Communications Inc 2.355% 3/15/2032	3,000,000	2,678,973
Verizon Communications Inc 2.55% 3/21/2031	1,539,000	1,423,952
Verizon Communications Inc 3.7% 3/22/2061	540,000	373,569
Verizon Communications Inc 4.78% 2/15/2035	291,000	289,742
Verizon Communications Inc 5.401% 7/2/2037	44,000	45,283
Verizon Communications Inc 5.875% 11/30/2055	4,320,000	4,348,923
Verizon Communications Inc 6% 11/30/2065	760,000	762,922
		24,872,640
Entertainment - 0.2%
Walt Disney Co/The 3.8% 3/22/2030	600,000	599,693
Walt Disney Co/The 4.75% 9/15/2044	320,000	297,646
Walt Disney Co/The 6.65% 11/15/2037	970,000	1,120,506
		2,017,845
Interactive Media & Services - 1.9%
Alphabet Inc 5.45% 11/15/2055	2,972,000	2,954,126
Alphabet Inc 5.7% 11/15/2075	3,000,000	2,998,027
Meta Platforms Inc 4.2% 11/15/2030	1,210,000	1,220,641
Meta Platforms Inc 4.6% 11/15/2032	1,309,000	1,330,956
Meta Platforms Inc 4.875% 11/15/2035	3,010,000	3,039,971
Meta Platforms Inc 5.5% 11/15/2045	1,711,000	1,690,400
Meta Platforms Inc 5.625% 11/15/2055	1,710,000	1,673,791
Meta Platforms Inc 5.75% 11/15/2065	1,710,000	1,665,869
		16,573,781
Media - 1.8%
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	342,000	275,847
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	120,000	100,018
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	450,000	359,109
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	1,950,000	1,697,258
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	1,979,000	2,074,151
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	4,803,000	5,108,117
Cox Communications Inc 1.8% 10/1/2030 (c)	740,000	654,526
Discovery Communications LLC 3.95% 3/20/2028	481,000	478,042
Discovery Global Holdings Inc 3.755% 3/15/2027	79,000	78,754
Time Warner Cable LLC 5.5% 9/1/2041	3,052,000	2,729,954
Time Warner Cable LLC 5.875% 11/15/2040	2,475,000	2,321,572
Time Warner Cable LLC 7.3% 7/1/2038	500,000	541,099
		16,418,447
Wireless Telecommunication Services - 0.8%
T-Mobile USA Inc 2.4% 3/15/2029	381,000	363,974
T-Mobile USA Inc 2.7% 3/15/2032	1,382,000	1,259,028
T-Mobile USA Inc 4.95% 11/15/2035	6,000,000	6,055,190
		7,678,192
TOTAL COMMUNICATION SERVICES		67,560,905
Consumer Discretionary - 2.5%
Automobiles - 1.3%
Ford Motor Co 3.25% 2/12/2032	1,400,000	1,260,144
General Motors Co 5.95% 4/1/2049	1,300,000	1,280,816
General Motors Financial Co Inc 3.1% 1/12/2032	1,400,000	1,294,730
General Motors Financial Co Inc 5.55% 7/15/2029	3,500,000	3,644,796
General Motors Financial Co Inc 5.95% 4/4/2034	1,700,000	1,803,520
Stellantis Finance US Inc 2.691% 9/15/2031 (c)	914,000	798,864
Stellantis Finance US Inc 5.75% 3/18/2030 (c)	1,748,000	1,790,771
		11,873,641
Specialty Retail - 1.2%
Advance Auto Parts Inc 1.75% 10/1/2027	2,313,000	2,208,820
Advance Auto Parts Inc 3.9% 4/15/2030	1,000,000	934,179
Home Depot Inc/The 1.375% 3/15/2031	575,000	506,365
Home Depot Inc/The 4.95% 6/25/2034	2,050,000	2,118,804
Lowe's Cos Inc 3.5% 4/1/2051	975,000	694,238
Lowe's Cos Inc 4.85% 10/15/2035	2,150,000	2,151,382
Lowe's Cos Inc 5.625% 4/15/2053	600,000	590,967
O'Reilly Automotive Inc 4.2% 4/1/2030	800,000	803,305
O'Reilly Automotive Inc 4.35% 6/1/2028	75,000	75,707
Ross Stores Inc 1.875% 4/15/2031	600,000	535,001
		10,618,768
TOTAL CONSUMER DISCRETIONARY		22,492,409
Consumer Staples - 2.0%
Beverages - 0.2%
Constellation Brands Inc 2.25% 8/1/2031	1,600,000	1,438,788
Constellation Brands Inc 2.875% 5/1/2030	470,000	446,728
		1,885,516
Consumer Staples Distribution & Retail - 0.5%
Dollar Tree Inc 4.2% 5/15/2028	375,000	376,365
Mars Inc 4.8% 3/1/2030 (c)	544,000	559,229
Mars Inc 5% 3/1/2032 (c)	408,000	422,633
Mars Inc 5.2% 3/1/2035 (c)	2,097,000	2,171,365
Mars Inc 5.65% 5/1/2045 (c)	330,000	337,717
Mars Inc 5.7% 5/1/2055 (c)	658,000	667,247
Mars Inc 5.8% 5/1/2065 (c)	82,000	83,985
		4,618,541
Food Products - 0.5%
Bunge Ltd Finance Corp 4.9% 4/21/2027	1,500,000	1,515,956
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 3% 5/15/2032	1,570,000	1,429,570
Smithfield Foods Inc 3% 10/15/2030 (c)	1,432,000	1,334,288
		4,279,814
Tobacco - 0.8%
Philip Morris International Inc 4% 10/29/2030	1,000,000	998,610
Philip Morris International Inc 4.25% 10/29/2032	1,000,000	997,320
Philip Morris International Inc 4.75% 11/1/2031	1,700,000	1,748,333
Philip Morris International Inc 5.125% 2/15/2030	2,200,000	2,285,773
Philip Morris International Inc 5.75% 11/17/2032	903,000	973,986
		7,004,022
TOTAL CONSUMER STAPLES		17,787,893
Energy - 6.3%
Oil, Gas & Consumable Fuels - 6.3%
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (c)	1,470,000	1,512,258
Columbia Pipelines Holding Co LLC 6.042% 8/15/2028 (c)	1,000,000	1,045,306
Columbia Pipelines Operating Co LLC 5.695% 10/1/2054 (c)	1,470,000	1,442,023
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (c)	73,000	77,981
Columbia Pipelines Operating Co LLC 5.962% 2/15/2055 (c)	2,080,000	2,112,367
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (c)	197,000	213,441
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (c)	59,000	63,749
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (c)	106,000	115,601
DCP Midstream Operating LP 5.125% 5/15/2029	2,200,000	2,262,556
Eastern Gas Transmission & Storage Inc 3% 11/15/2029	582,000	563,129
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	1,000,000	749,773
Energy Transfer LP 3.75% 5/15/2030	3,554,000	3,496,052
Energy Transfer LP 6% 6/15/2048	800,000	789,043
EQT Corp 5.75% 2/1/2034	2,864,000	3,034,034
Florida Gas Transmission Co LLC 5.75% 7/15/2035 (c)	2,667,000	2,812,942
Gulfstream Natural Gas System LLC 5.6% 7/23/2035 (c)	1,735,000	1,807,283
Hess Corp 4.3% 4/1/2027	2,575,000	2,585,290
Hess Corp 5.8% 4/1/2047	1,135,000	1,190,297
Hess Corp 6% 1/15/2040	575,000	630,132
Marathon Petroleum Corp 4.75% 9/15/2044	300,000	265,041
Occidental Petroleum Corp 5.375% 1/1/2032	555,000	577,748
Occidental Petroleum Corp 5.55% 10/1/2034	4,906,000	5,113,715
ONEOK Inc 3.25% 6/1/2030	500,000	480,236
Ovintiv Inc 5.15% 11/15/2041	136,000	119,264
Ovintiv Inc 8.125% 9/15/2030	409,000	470,753
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	97,000	95,181
Plains All American Pipeline LP / PAA Finance Corp 5.6% 1/15/2036	1,488,000	1,525,467
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034	3,920,000	4,093,990
Targa Resources Corp 4.9% 9/15/2030	292,000	299,865
Targa Resources Corp 5.5% 2/15/2035	1,800,000	1,862,587
Targa Resources Corp 5.55% 8/15/2035	2,400,000	2,487,062
Targa Resources Corp 5.65% 2/15/2036	703,000	730,960
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	25,000	24,190
Transcontinental Gas Pipe Line Co LLC 5.1% 3/15/2036 (c)	2,472,000	2,520,369
Western Gas Partners LP 4.05% 2/1/2030 (e)	4,870,000	4,810,789
Western Gas Partners LP 5.3% 3/1/2048	477,000	421,399
Western Gas Partners LP 6.15% 4/1/2033	735,000	786,509
Western Gas Partners LP 6.35% 1/15/2029	182,000	192,323
Williams Cos Inc/The 3.5% 11/15/2030	913,000	884,666
Williams Cos Inc/The 4.65% 8/15/2032	394,000	398,822
Williams Cos Inc/The 5.3% 8/15/2052	89,000	83,155
Williams Cos Inc/The 6.3% 4/15/2040	2,000,000	2,180,533
TOTAL ENERGY		56,927,881
Financials - 23.7%
Banks - 9.6%
Bank of America Corp 2.299% 7/21/2032 (b)	1,500,000	1,353,288
Bank of America Corp 2.676% 6/19/2041 (b)	1,030,000	765,565
Bank of America Corp 2.972% 2/4/2033 (b)	2,500,000	2,310,996
Bank of America Corp 3.483% 3/13/2052 (b)	950,000	694,600
Bank of America Corp 4.271% 7/23/2029 (b)	700,000	703,959
Bank of America Corp 4.571% 4/27/2033 (b)	1,600,000	1,606,510
Bank of America Corp 5.015% 7/22/2033 (b)	2,000,000	2,058,767
Bank of America Corp 5.162% 1/24/2031 (b)	3,200,000	3,321,411
Bank of America Corp 5.202% 4/25/2029 (b)	5,000,000	5,122,732
Bank of America Corp 5.468% 1/23/2035 (b)	1,800,000	1,886,393
Citigroup Inc 4.075% 4/23/2029 (b)	1,600,000	1,602,374
Citigroup Inc 4.45% 9/29/2027	1,200,000	1,207,245
Citigroup Inc 4.91% 5/24/2033 (b)	599,000	611,333
Citizens Financial Group Inc 2.638% 9/30/2032	2,015,000	1,771,904
Citizens Financial Group Inc 5.253% 3/5/2031 (b)	3,000,000	3,094,687
Citizens Financial Group Inc 5.718% 7/23/2032 (b)	828,000	872,248
Citizens Financial Group Inc 6.645% 4/25/2035 (b)	1,173,000	1,298,297
Fifth Third Bancorp 8.25% 3/1/2038	300,000	371,450
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (b)	932,000	823,302
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	104,000	98,962
JPMorgan Chase & Co 3.882% 7/24/2038 (b)	2,725,000	2,468,256
JPMorgan Chase & Co 4.203% 7/23/2029 (b)	600,000	602,597
JPMorgan Chase & Co 4.603% 10/22/2030 (b)	2,144,000	2,183,633
JPMorgan Chase & Co 4.912% 7/25/2033 (b)	3,000,000	3,075,947
JPMorgan Chase & Co 4.946% 10/22/2035 (b)	5,685,000	5,773,284
JPMorgan Chase & Co 5.14% 1/24/2031 (b)	2,000,000	2,075,375
JPMorgan Chase & Co 5.717% 9/14/2033 (b)	2,500,000	2,648,920
KeyCorp 5.305% 1/28/2037 (b)	972,000	980,603
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (b)	3,000,000	3,018,465
PNC Financial Services Group Inc/The 5.068% 1/24/2034 (b)	2,200,000	2,273,455
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (b)	1,300,000	1,352,053
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (b)	2,300,000	2,420,682
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (b)	1,220,000	1,264,541
PNC Financial Services Group Inc/The 6.875% 10/20/2034 (b)	1,200,000	1,364,687
Truist Financial Corp 5.122% 1/26/2034 (b)	700,000	717,993
Truist Financial Corp 5.711% 1/24/2035 (b)	2,500,000	2,652,609
US Bancorp 5.775% 6/12/2029 (b)	2,000,000	2,079,992
Wells Fargo & Co 2.393% 6/2/2028 (b)	800,000	784,250
Wells Fargo & Co 4.478% 4/4/2031 (b)	1,000,000	1,010,327
Wells Fargo & Co 5.013% 4/4/2051 (b)	700,000	640,392
Wells Fargo & Co 5.15% 4/23/2031 (b)	2,000,000	2,070,470
Wells Fargo & Co 5.244% 1/24/2031 (b)	928,000	962,771
Wells Fargo & Co 5.389% 4/24/2034 (b)	1,300,000	1,354,736
Wells Fargo & Co 5.499% 1/23/2035 (b)	1,500,000	1,571,259
Wells Fargo & Co 5.557% 7/25/2034 (b)	5,300,000	5,577,042
Wells Fargo & Co 5.574% 7/25/2029 (b)	1,300,000	1,344,918
Wells Fargo & Co 6.491% 10/23/2034 (b)	1,750,000	1,943,195
		85,788,475
Capital Markets - 6.2%
Ares Capital Corp 2.15% 7/15/2026	750,000	742,996
Ares Strategic Income Fund 5.55% 4/15/2031 (c)	2,170,000	2,130,904
Ares Strategic Income Fund 5.7% 3/15/2028	1,450,000	1,461,398
Ares Strategic Income Fund 6.35% 8/15/2029	1,470,000	1,499,578
Athene Global Funding 1.985% 8/19/2028 (c)	1,355,000	1,281,221
Athene Global Funding 2.5% 3/24/2028 (c)	750,000	722,816
Blackstone Holdings Finance Co LLC 2.8% 9/30/2050 (c)	523,000	322,159
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (b)	1,850,000	1,848,870
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (b)	900,000	902,662
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (b)	1,168,000	1,175,212
Goldman Sachs Group Inc/The 5.065% 1/21/2037 (b)	3,100,000	3,121,804
Goldman Sachs Group Inc/The 5.536% 1/28/2036 (b)	3,000,000	3,137,618
HPS Corporate Lending Fund 5.45% 1/14/2028	1,324,000	1,329,300
HPS Corporate Lending Fund 5.45% 11/15/2030 (c)	2,100,000	2,063,588
HPS Corporate Lending Fund 6.75% 1/30/2029	3,142,000	3,251,679
Morgan Stanley 1.794% 2/13/2032 (b)	740,000	655,187
Morgan Stanley 2.239% 7/21/2032 (b)	1,500,000	1,345,044
Morgan Stanley 3.622% 4/1/2031 (b)	6,000,000	5,866,760
Morgan Stanley 4.431% 1/23/2030 (b)	111,000	112,037
Morgan Stanley 4.654% 10/18/2030 (b)	3,200,000	3,252,234
Morgan Stanley 5.073% 1/30/2037 (b)	2,600,000	2,622,163
Morgan Stanley 5.164% 4/20/2029 (b)	2,500,000	2,556,751
Morgan Stanley 5.23% 1/15/2031 (b)	1,341,000	1,388,717
Morgan Stanley 5.32% 7/19/2035 (b)	2,800,000	2,899,261
Morgan Stanley 5.424% 7/21/2034 (b)	641,000	669,479
Morgan Stanley 5.449% 7/20/2029 (b)	316,000	325,851
MSCI Inc 5.15% 3/15/2036	2,773,000	2,747,812
MSCI Inc 5.25% 9/1/2035	500,000	500,631
Nasdaq Inc 5.95% 8/15/2053	189,000	195,902
Nasdaq Inc 6.1% 6/28/2063	151,000	156,824
Nuveen LLC 5.55% 1/15/2030 (c)	293,000	305,831
Sammons Financial Group Global Funding 4.95% 6/12/2030 (c)	2,400,000	2,442,557
Sammons Financial Group Global Funding 5.05% 1/10/2028 (c)	3,296,000	3,352,596
		56,387,442
Consumer Finance - 1.3%
Ally Financial Inc 4.75% 6/9/2027	2,100,000	2,116,419
American Express Co 5.085% 1/30/2031 (b)	449,000	463,892
Capital One Financial Corp 4.1% 2/9/2027	39,000	39,053
Capital One Financial Corp 5.247% 7/26/2030 (b)	662,000	684,068
Capital One Financial Corp 5.468% 2/1/2029 (b)	318,000	326,040
Capital One Financial Corp 6.312% 6/8/2029 (b)	1,250,000	1,308,379
Capital One Financial Corp 7.624% 10/30/2031 (b)	495,000	557,939
Ford Motor Credit Co LLC 3.625% 6/17/2031	200,000	186,437
Ford Motor Credit Co LLC 4.271% 1/9/2027	400,000	399,922
Ford Motor Credit Co LLC 4.95% 5/28/2027	1,850,000	1,862,877
Ford Motor Credit Co LLC 5.875% 11/7/2029	2,000,000	2,068,494
Stellantis Financial Services US Corp 4.95% 9/15/2028 (c)	1,176,000	1,185,679
Stellantis Financial Services US Corp 5.4% 9/15/2030 (c)	973,000	983,789
		12,182,988
Financial Services - 2.5%
Aircastle Ltd / Aircastle Ireland DAC 5% 9/15/2030 (c)	2,060,000	2,106,276
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (c)	1,250,000	1,290,332
Aon Corp / Aon Global Holdings PLC 2.6% 12/2/2031	404,000	368,068
Aviation Capital Group LLC 6.75% 10/25/2028 (c)	1,300,000	1,378,701
Blackstone Reg Finance Co LLC 5% 12/6/2034	1,000,000	1,003,444
Corebridge Financial Inc 3.65% 4/5/2027	171,000	170,103
Corebridge Financial Inc 4.35% 4/5/2042	45,000	38,329
Equitable Holdings Inc 4.35% 4/20/2028	233,000	234,170
Equitable Holdings Inc 5% 4/20/2048	679,000	602,214
Essent Group Ltd 6.25% 7/1/2029	1,500,000	1,578,473
Fiserv Inc 3.5% 7/1/2029	271,000	263,246
Fiserv Inc 4.55% 2/15/2031	5,100,000	5,083,938
Fiserv Inc 5.25% 8/11/2035	1,300,000	1,300,541
Global Payments Inc 4.5% 11/15/2028	1,972,000	1,976,536
Global Payments Inc 4.875% 11/15/2030	2,200,000	2,197,420
Jackson Financial Inc 5.17% 6/8/2027	181,000	183,200
Rexford Industrial Realty LP 2.15% 9/1/2031	599,000	531,708
Sixth Street Lending Partners 6.125% 7/15/2030	427,000	432,322
Sixth Street Lending Partners 6.5% 3/11/2029	1,751,000	1,808,142
		22,547,163
Insurance - 4.1%
200 Park Funding Trust 5.74% 2/15/2055 (c)	2,100,000	2,078,190
AmFam Holdings Inc 2.805% 3/11/2031 (c)	950,000	843,923
Arthur J Gallagher & Co 5% 2/15/2032	196,000	200,310
Arthur J Gallagher & Co 5.15% 2/15/2035	3,300,000	3,345,166
Arthur J Gallagher & Co 5.55% 2/15/2055	942,000	901,300
Assurant Inc 2.65% 1/15/2032	2,100,000	1,884,569
Assurant Inc 5.55% 2/15/2036	839,000	852,429
Brown & Brown Inc 4.9% 6/23/2030	843,000	856,962
Brown & Brown Inc 5.25% 6/23/2032	976,000	994,370
Brown & Brown Inc 5.55% 6/23/2035	1,091,000	1,113,101
Brown & Brown Inc 6.25% 6/23/2055	1,108,000	1,131,557
Five Corners Funding Trust II 2.85% 5/15/2030 (c)	890,000	844,140
Fortitude Group Holdings LLC 6.25% 4/1/2030 (c)	1,255,000	1,303,515
Guardian Life Insurance Co of America/The 4.85% 1/24/2077 (c)	400,000	336,513
Hartford Insurance Group Inc/The 4.3% 4/15/2043	1,025,000	906,878
Lincoln National Corp 5.35% 11/15/2035	2,100,000	2,050,252
Marsh & McLennan Cos Inc 4.9% 3/15/2049	834,000	757,145
Marsh & McLennan Cos Inc 4.95% 3/15/2036	2,370,000	2,391,070
MetLife Inc 5.375% 7/15/2033	2,500,000	2,635,453
New York Life Insurance Co 4.45% 5/15/2069 (c)	54,000	42,852
Pacific LifeCorp 3.35% 9/15/2050 (c)	700,000	488,635
Peachtree Corners Funding Trust II 6.012% 5/15/2035 (c)	4,800,000	5,050,874
Pine Street Trust III 6.223% 5/15/2054 (c)	2,100,000	2,138,512
Prudential Financial Inc 6% 9/1/2052 (b)	672,000	694,386
Reinsurance Group of America Inc 5.75% 9/15/2034	1,700,000	1,781,136
Selective Insurance Group Inc 5.9% 4/15/2035	1,095,000	1,155,586
Symetra Life Insurance Co 6.55% 10/1/2055 (c)	667,000	693,239
		37,472,063
TOTAL FINANCIALS		214,378,131
Health Care - 4.0%
Biotechnology - 0.7%
Amgen Inc 5.25% 3/2/2030	222,000	231,669
Amgen Inc 5.25% 3/2/2033	251,000	262,816
Amgen Inc 5.65% 3/2/2053	818,000	816,543
Amgen Inc 5.75% 3/2/2063	216,000	214,098
Gilead Sciences Inc 5.1% 6/15/2035	2,000,000	2,070,501
Gilead Sciences Inc 5.5% 11/15/2054	1,500,000	1,495,084
Gilead Sciences Inc 5.6% 11/15/2064	1,500,000	1,501,864
		6,592,575
Health Care Equipment & Supplies - 0.1%
Becton Dickinson & Co 2.823% 5/20/2030	750,000	713,348
VSP Optical Group Inc 5.45% 12/1/2035 (c)	271,000	275,673
		989,021
Health Care Providers & Services - 2.8%
Centene Corp 2.5% 3/1/2031	650,000	564,124
Centene Corp 2.625% 8/1/2031	2,645,000	2,291,560
Centene Corp 3% 10/15/2030	1,310,000	1,179,795
Centene Corp 4.25% 12/15/2027	1,025,000	1,018,793
Centene Corp 4.625% 12/15/2029	585,000	570,823
Cigna Group/The 4.375% 10/15/2028	561,000	566,819
Cigna Group/The 4.8% 8/15/2038	1,907,000	1,848,690
Cigna Group/The 4.9% 12/15/2048	7,000	6,297
CommonSpirit Health 4.352% 9/1/2030	520,000	522,306
CommonSpirit Health 4.975% 9/1/2035	543,000	545,829
CVS Health Corp 5% 1/30/2029	202,000	207,322
CVS Health Corp 5.05% 3/25/2048	3,500,000	3,120,958
CVS Health Corp 5.125% 2/21/2030	2,200,000	2,269,131
CVS Health Corp 5.25% 1/30/2031	83,000	86,505
CVS Health Corp 5.3% 6/1/2033	1,900,000	1,969,825
CVS Health Corp 5.875% 6/1/2053	1,000,000	980,533
CVS Health Corp 6.05% 6/1/2054	1,400,000	1,407,318
Sabra Health Care LP 3.2% 12/1/2031	588,000	543,787
Sabra Health Care LP 3.9% 10/15/2029	123,000	121,143
UnitedHealth Group Inc 4.65% 1/15/2031	1,800,000	1,839,853
UnitedHealth Group Inc 4.75% 7/15/2045	950,000	861,398
UnitedHealth Group Inc 5.3% 6/15/2035	848,000	884,871
UnitedHealth Group Inc 5.95% 6/15/2055	1,035,000	1,071,848
		24,479,528
Pharmaceuticals - 0.4%
Bristol-Myers Squibb Co 4.125% 6/15/2039	138,000	126,849
Bristol-Myers Squibb Co 5.1% 2/22/2031	550,000	575,223
Bristol-Myers Squibb Co 5.2% 2/22/2034	1,100,000	1,151,324
Elanco Animal Health Inc 6.65% 8/28/2028 (b)	1,375,000	1,429,453
Perrigo Finance Unlimited Co 4.9% 6/15/2030 (e)	600,000	580,578
		3,863,427
TOTAL HEALTH CARE		35,924,551
Industrials - 3.5%
Aerospace & Defense - 1.7%
Boeing Co 3.625% 2/1/2031	2,000,000	1,942,684
Boeing Co 3.75% 2/1/2050	1,150,000	853,884
Boeing Co 5.04% 5/1/2027	900,000	909,463
Boeing Co 5.15% 5/1/2030	2,385,000	2,470,239
Boeing Co 5.805% 5/1/2050	500,000	502,020
Boeing Co 6.298% 5/1/2029	161,000	171,569
Boeing Co 6.388% 5/1/2031	122,000	133,355
Boeing Co 6.528% 5/1/2034	1,130,000	1,266,930
Boeing Co 6.858% 5/1/2054	646,000	740,851
Boeing Co 7.008% 5/1/2064	2,135,000	2,475,490
Hexcel Corp 5.875% 2/26/2035	450,000	479,022
Northrop Grumman Corp 4.03% 10/15/2047	1,225,000	1,004,960
RTX Corp 6.4% 3/15/2054	1,000,000	1,117,464
		14,067,931
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	50,000	54,096
Carrier Global Corp 6.2% 3/15/2054	31,000	34,114
		88,210
Ground Transportation - 0.2%
Burlington Northern Santa Fe LLC 4.7% 9/1/2045	500,000	460,366
Norfolk Southern Corp 5.35% 8/1/2054	950,000	918,049
Uber Technologies Inc 4.15% 1/15/2031	403,000	401,422
Uber Technologies Inc 4.8% 9/15/2035	318,000	316,547
		2,096,384
Industrial Conglomerates - 0.0%
Trane Technologies Financing Ltd 4.5% 3/21/2049	300,000	263,768
Machinery - 0.6%
AGCO Corp 5.8% 3/21/2034	1,188,000	1,255,448
Ingersoll Rand Inc 5.314% 6/15/2031	1,400,000	1,472,289
Ingersoll Rand Inc 5.4% 8/14/2028	629,000	650,348
Ingersoll Rand Inc 5.45% 6/15/2034	1,400,000	1,470,353
Ingersoll Rand Inc 5.7% 8/14/2033	697,000	745,880
		5,594,318
Passenger Airlines - 0.0%
United Airlines 2019-1 Class A Pass Through Trust 4.55% 2/25/2033	131,713	129,248
Professional Services - 0.9%
Booz Allen Hamilton Inc 5.95% 8/4/2033	1,488,000	1,526,469
Leidos Inc 5% 3/15/2036 (f)	3,100,000	3,092,734
Paychex Inc 5.1% 4/15/2030	354,000	361,524
Paychex Inc 5.35% 4/15/2032	1,803,000	1,849,073
Paychex Inc 5.6% 4/15/2035	1,498,000	1,535,668
Verisk Analytics Inc 4.45% 3/15/2031	117,000	117,569
		8,483,037
Trading Companies & Distributors - 0.1%
Ferguson Enterprises Inc 5% 10/3/2034	1,236,000	1,255,659
TOTAL INDUSTRIALS		31,978,555
Information Technology - 7.9%
Electronic Equipment, Instruments & Components - 2.2%
Amphenol Corp 4.125% 11/15/2030	2,200,000	2,211,056
Amphenol Corp 4.4% 2/15/2033	2,200,000	2,205,414
Amphenol Corp 5.25% 4/5/2034	937,000	981,543
Dell International LLC / EMC Corp 3.45% 12/15/2051	253,000	177,522
Dell International LLC / EMC Corp 4.15% 2/15/2029	1,530,000	1,535,476
Dell International LLC / EMC Corp 4.35% 2/1/2030	2,100,000	2,110,784
Dell International LLC / EMC Corp 4.5% 2/15/2031	2,500,000	2,512,139
Dell International LLC / EMC Corp 4.75% 10/6/2032	529,000	533,949
Dell International LLC / EMC Corp 5.1% 2/15/2036	2,500,000	2,509,197
Dell International LLC / EMC Corp 6.2% 7/15/2030	950,000	1,020,713
Vontier Corp 1.8% 4/1/2026	3,000,000	2,993,165
Vontier Corp 2.95% 4/1/2031	1,169,000	1,085,997
		19,876,955
IT Services - 0.8%
Beignet Investor LLC 6.581% 5/30/2049 (c)	4,100,000	4,354,699
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	1,054,000	1,042,964
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	589,000	598,176
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	1,800,000	1,811,688
		7,807,527
Semiconductors & Semiconductor Equipment - 2.9%
Broadcom Inc 1.95% 2/15/2028	854,000	825,572
Broadcom Inc 2.45% 2/15/2031	460,000	425,198
Broadcom Inc 2.6% 2/15/2033	1,617,000	1,439,430
Broadcom Inc 3.469% 4/15/2034	1,500,000	1,387,965
Broadcom Inc 3.5% 2/15/2041	371,000	307,331
Broadcom Inc 3.75% 2/15/2051	174,000	134,156
Broadcom Inc 4.6% 7/15/2030	2,900,000	2,965,170
Broadcom Inc 4.8% 2/15/2036	1,700,000	1,704,197
Broadcom Inc 4.9% 7/15/2032	2,900,000	2,986,917
Broadcom Inc 5.05% 7/12/2029	1,105,000	1,143,328
Broadcom Inc 5.15% 11/15/2031	1,800,000	1,884,781
Broadcom Inc 5.7% 1/15/2056	1,334,000	1,369,844
Micron Technology Inc 2.703% 4/15/2032	1,100,000	1,005,660
Micron Technology Inc 5.3% 1/15/2031	1,556,000	1,634,254
Micron Technology Inc 5.65% 11/1/2032	1,500,000	1,598,857
Micron Technology Inc 5.8% 1/15/2035	2,600,000	2,784,364
Micron Technology Inc 6.05% 11/1/2035	1,500,000	1,629,422
NVIDIA Corp 3.7% 4/1/2060	1,050,000	788,119
		26,014,565
Software - 2.0%
Oracle Corp 2.3% 3/25/2028	529,000	507,054
Oracle Corp 2.875% 3/25/2031	1,300,000	1,181,533
Oracle Corp 3.95% 3/25/2051	1,880,000	1,244,475
Oracle Corp 4% 11/15/2047	375,000	258,574
Oracle Corp 4.45% 9/26/2030	300,000	294,226
Oracle Corp 4.8% 9/26/2032	500,000	488,563
Oracle Corp 4.95% 2/4/2031	870,000	868,218
Oracle Corp 5.2% 9/26/2035	455,000	439,691
Oracle Corp 5.35% 5/4/2033	870,000	872,933
Oracle Corp 5.7% 2/4/2036	870,000	870,487
Oracle Corp 5.875% 9/26/2045	1,151,000	1,042,881
Oracle Corp 5.95% 9/26/2055	1,222,000	1,075,352
Oracle Corp 6.1% 9/26/2065	1,232,000	1,067,558
Oracle Corp 6.55% 2/4/2046	2,600,000	2,533,575
Oracle Corp 6.7% 2/4/2056	2,600,000	2,521,376
Oracle Corp 6.85% 2/4/2066	2,600,000	2,490,835
		17,757,331
Technology Hardware, Storage & Peripherals - 0.0%
Apple Inc 2.8% 2/8/2061	700,000	416,617
TOTAL INFORMATION TECHNOLOGY		71,872,995
Materials - 0.5%
Chemicals - 0.3%
International Flavors & Fragrances Inc 1.832% 10/15/2027 (c)	475,000	458,562
International Flavors & Fragrances Inc 5% 9/26/2048	518,000	467,528
Sherwin-Williams Co/The 4.5% 6/1/2047	375,000	325,183
Westlake Corp 3.375% 6/15/2030	900,000	870,298
		2,121,571
Construction Materials - 0.2%
CRH America Finance Inc 4.4% 2/9/2031	2,100,000	2,115,653
Containers & Packaging - 0.0%
Avery Dennison Corp 4.875% 12/6/2028	50,000	50,977
TOTAL MATERIALS		4,288,201
Real Estate - 6.4%
Diversified REITs - 1.3%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	2,763,000	2,813,190
Piedmont Operating Partnership LP 2.75% 4/1/2032	86,000	74,923
Piedmont Operating Partnership LP 5.625% 1/15/2033	2,600,000	2,612,789
Piedmont Operating Partnership LP 6.875% 7/15/2029	265,000	281,715
Store Capital LLC 2.7% 12/1/2031	871,000	779,200
VICI Properties LP 4.75% 2/15/2028	378,000	381,758
VICI Properties LP 4.95% 2/15/2030	1,100,000	1,118,171
VICI Properties LP 5.125% 11/15/2031	1,200,000	1,221,766
VICI Properties LP 5.125% 5/15/2032	1,615,000	1,638,147
VICI Properties LP 5.75% 4/1/2034	69,000	71,682
Vornado Realty LP 2.15% 6/1/2026	103,000	102,195
WP Carey Inc 2.4% 2/1/2031	348,000	317,550
WP Carey Inc 4.25% 10/1/2026	450,000	450,157
		11,863,243
Health Care REITs - 1.7%
Alexandria Real Estate Equities Inc 1.875% 2/1/2033	950,000	790,541
Alexandria Real Estate Equities Inc 5.25% 3/15/2036	3,100,000	3,101,952
Healthpeak OP LLC 4.75% 1/15/2033	2,451,000	2,463,337
National Health Investors Inc 5.35% 2/1/2033	720,000	728,153
Omega Healthcare Investors Inc 3.25% 4/15/2033	2,278,000	2,056,982
Omega Healthcare Investors Inc 3.375% 2/1/2031	1,402,000	1,323,075
Omega Healthcare Investors Inc 4.5% 4/1/2027	1,000,000	1,001,550
Ventas Realty LP 2.5% 9/1/2031	729,000	663,334
Ventas Realty LP 5% 1/15/2035	2,000,000	2,019,215
Ventas Realty LP 5.1% 7/15/2032	750,000	775,390
Welltower OP LLC 4.125% 3/15/2029	675,000	678,838
		15,602,367
Office REITs - 1.1%
COPT Defense Properties LP 2% 1/15/2029	904,000	853,432
COPT Defense Properties LP 2.25% 3/15/2026	52,000	51,962
COPT Defense Properties LP 2.75% 4/15/2031	414,000	382,330
COPT Defense Properties LP 2.9% 12/1/2033	3,626,000	3,145,635
COPT Defense Properties LP 4.5% 10/15/2030	80,000	80,349
Hudson Pacific Properties LP 3.95% 11/1/2027	3,400,000	3,233,275
Hudson Pacific Properties LP 5.95% 2/15/2028	1,900,000	1,825,428
Kilroy Realty LP 5.875% 10/15/2035	789,000	777,794
		10,350,205
Real Estate Management & Development - 0.2%
Extra Space Storage LP 4.95% 1/15/2033	1,144,000	1,162,269
Tanger Properties LP 2.75% 9/1/2031	596,000	545,119
Tanger Properties LP 3.125% 9/1/2026	497,000	494,109
		2,201,497
Residential REITs - 1.0%
American Homes 4 Rent LP 5.5% 7/15/2034	584,000	602,995
Invitation Homes Operating Partnership LP 2% 8/15/2031	600,000	528,799
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	269,000	261,817
Invitation Homes Operating Partnership LP 4.875% 2/1/2035	3,333,000	3,308,472
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	1,056,000	1,063,386
Sun Communities Operating LP 2.3% 11/1/2028	97,000	92,649
Sun Communities Operating LP 2.7% 7/15/2031	250,000	229,426
Sun Communities Operating LP 4.2% 4/15/2032	1,800,000	1,764,731
UDR Inc 2.1% 8/1/2032	939,000	817,186
		8,669,461
Retail REITs - 1.1%
Agree LP 2% 6/15/2028	2,100,000	2,013,204
Agree LP 4.8% 10/1/2032	1,065,000	1,084,661
Agree LP 5.6% 6/15/2035	513,000	541,382
Agree LP 5.625% 6/15/2034	1,400,000	1,477,600
Brixmor Operating Partnership LP 2.25% 4/1/2028	410,000	395,745
Brixmor Operating Partnership LP 4.05% 7/1/2030	148,000	146,674
Brixmor Operating Partnership LP 4.85% 2/15/2033	705,000	711,213
Kite Realty Group LP 5.5% 3/1/2034	90,000	93,910
Kite Realty Group Trust 4.75% 9/15/2030	277,000	282,408
NNN REIT Inc 5.6% 10/15/2033	1,900,000	2,003,216
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033	241,000	241,424
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	263,000	263,074
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	92,000	97,394
Realty Income Corp 2.85% 12/15/2032	30,000	27,334
Realty Income Corp 3.25% 1/15/2031	30,000	28,787
Regency Centers LP 4.5% 3/15/2033	171,000	171,059
		9,579,085
TOTAL REAL ESTATE		58,265,858
Utilities - 9.3%
Electric Utilities - 6.2%
AEP Texas Inc 5.7% 5/15/2034	387,000	409,935
AEP Texas Inc 5.85% 10/15/2055	2,436,000	2,435,019
Alabama Power Co 3.05% 3/15/2032	380,000	356,735
Alabama Power Co 5.1% 4/2/2035	682,000	706,913
American Transmission Systems Inc 2.65% 1/15/2032 (c)	1,148,000	1,050,546
Cleco Corporate Holdings LLC 3.743% 5/1/2026	2,790,000	2,785,682
Cleco Corporate Holdings LLC 4.973% 5/1/2046	750,000	665,090
Cleco Power LLC 5.3% 1/15/2036 (c)	1,765,000	1,805,043
Consolidated Edison Co of New York Inc 5.125% 3/15/2035	4,500,000	4,649,740
Consolidated Edison Co of New York Inc 5.2% 3/1/2033	1,300,000	1,362,097
Consolidated Edison Co of New York Inc 5.5% 3/15/2055	1,500,000	1,471,738
Duke Energy Carolinas LLC 6.1% 6/1/2037	3,000,000	3,280,438
Duke Energy Corp 2.45% 6/1/2030	70,000	65,601
Duke Energy Corp 4.5% 8/15/2032	1,240,000	1,250,439
Duke Energy Corp 5% 8/15/2052	3,150,000	2,791,532
Duke Energy Ohio Inc 5.25% 4/1/2033	2,500,000	2,618,737
Duquesne Light Holdings Inc 2.532% 10/1/2030 (c)	293,000	271,214
Duquesne Light Holdings Inc 2.775% 1/7/2032 (c)	266,000	241,208
Duquesne Light Holdings Inc 3.616% 8/1/2027 (c)	1,810,000	1,795,291
Entergy Corp 2.8% 6/15/2030	72,000	68,095
Exelon Corp 3.35% 3/15/2032	1,602,000	1,513,919
Exelon Corp 4.1% 3/15/2052	76,000	59,646
Exelon Corp 4.7% 4/15/2050	800,000	688,727
Exelon Corp 5.1% 6/15/2045	370,000	345,076
Exelon Corp 5.45% 3/15/2034	1,400,000	1,470,396
Exelon Corp 5.6% 3/15/2053	1,400,000	1,358,800
FirstEnergy Corp 2.25% 9/1/2030	534,000	490,695
FirstEnergy Corp 2.65% 3/1/2030	2,150,000	2,031,248
FirstEnergy Corp 3.4% 3/1/2050	1,900,000	1,331,053
FirstEnergy Corp 3.9% 7/15/2027 (e)	900,000	903,716
FirstEnergy Transmission LLC 4.75% 1/15/2033	1,553,000	1,566,060
Georgia Power Co 5.25% 3/15/2034	1,400,000	1,462,270
IPALCO Enterprises Inc 5.75% 4/1/2034	600,000	618,249
ITC Holdings Corp 5.65% 5/9/2034 (c)	2,000,000	2,107,886
Monongahela Power Co 5.85% 2/15/2034 (c)	875,000	942,187
Ohio Edison Co 4.95% 12/15/2029 (c)	808,000	830,243
Pacific Gas and Electric Co 5.9% 10/1/2054	852,000	829,124
Pinnacle West Capital Corp 4.9% 5/15/2028	351,000	357,814
Pinnacle West Capital Corp 5.15% 5/15/2030	375,000	388,518
PPL Capital Funding Inc 5.25% 9/1/2034	1,250,000	1,291,551
Southern Co/The 4.4% 7/1/2046	700,000	598,575
Southern Co/The 4.85% 3/15/2035	1,700,000	1,696,912
Southern Co/The 5.7% 3/15/2034	380,000	404,185
Virginia Electric and Power Co 5.55% 8/15/2054	396,000	385,178
Vistra Operations Co LLC 4.7% 1/31/2031 (c)	2,200,000	2,212,587
		55,965,708
Gas Utilities - 0.7%
Eastern Energy Gas Holdings LLC 5.8% 1/15/2035	2,000,000	2,145,208
Southern Co Gas Capital Corp 4.4% 5/30/2047	625,000	533,275
Southern Co Gas Capital Corp 5.1% 9/15/2035	1,468,000	1,495,108
Southern Co Gas Capital Corp 5.75% 9/15/2033	1,800,000	1,921,939
		6,095,530
Independent Power and Renewable Electricity Producers - 0.6%
AES Corp/The 2.45% 1/15/2031	3,102,000	2,876,467
AES Corp/The 3.95% 7/15/2030 (c)	593,000	582,735
Southern Power Co 4.25% 10/1/2030	788,000	791,905
Southern Power Co 4.9% 10/1/2035	1,511,000	1,505,534
		5,756,641
Multi-Utilities - 1.8%
Berkshire Hathaway Energy Co 4.6% 5/1/2053	2,000,000	1,697,035
NiSource Inc 2.95% 9/1/2029	229,000	221,131
NiSource Inc 3.6% 5/1/2030	950,000	931,883
NiSource Inc 4.375% 5/15/2047	650,000	549,723
NiSource Inc 4.8% 2/15/2044	500,000	455,257
NiSource Inc 5.25% 3/30/2028	4,295,000	4,403,866
Puget Energy Inc 2.379% 6/15/2028	2,000,000	1,927,405
Puget Energy Inc 4.1% 6/15/2030	1,023,000	1,009,715
Puget Energy Inc 4.224% 3/15/2032	1,344,000	1,313,599
Puget Energy Inc 5.725% 3/15/2035	2,042,000	2,112,797
Sempra 3.8% 2/1/2038	1,500,000	1,310,559
		15,932,970
TOTAL UTILITIES		83,750,849
TOTAL UNITED STATES		665,228,228
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $810,377,268)		805,297,595

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge Inc 5.75% 7/15/2080 (b)	753,000	771,756
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG 4.875% (b)(c)(d)	950,000	948,323
TOTAL PREFERRED SECURITIES (Cost $1,705,128)		1,720,079

U.S. Treasury Obligations - 5.9%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2045	4.68 to 4.79	3,466,000	3,488,746
US Treasury Bonds 4.625% 11/15/2055	4.67 to 4.89	21,300,000	21,263,391
US Treasury Bonds 4.625% 2/15/2046 (f)	4.64	8,700,000	8,761,172
US Treasury Bonds 4.75% 2/15/2056	4.63 to 4.86	6,800,000	6,929,625
US Treasury Bonds 4.75% 8/15/2055	4.95 to 4.98	12,916,000	13,152,121
US Treasury Bonds 4.875% 8/15/2045	4.56	2,000	2,079
TOTAL U.S. TREASURY OBLIGATIONS (Cost $52,206,115)			53,597,134

Money Market Funds - 3.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $31,408,394)	3.70	31,402,124	31,408,404

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $914,385,758)	910,914,890
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(6,165,241)
NET ASSETS - 100.0%	904,749,649

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $167,872,474 or 18.6% of net assets.

(d)	Security is perpetual in nature with no stated maturity date.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	43,403,013	134,962,028	146,956,583	454,587	(55)	1	31,408,404	31,402,124	0.0%
Fidelity Securities Lending Cash Central Fund	-	13,905,509	13,905,177	948	(332)	-	-	-	0.0%
Total	43,403,013	148,867,537	160,861,760	455,535	(387)	1	31,408,404

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	14,336,237	-	14,336,237	-

Commercial Mortgage Securities	3,358,591	-	3,358,591	-

Foreign Government and Government Agency Obligations	1,196,850	-	1,196,850	-

Non-Convertible Corporate Bonds
Communication Services	79,383,715	-	79,383,715	-
Consumer Discretionary	22,492,409	-	22,492,409	-
Consumer Staples	30,858,629	-	30,858,629	-
Energy	71,766,881	-	71,766,881	-
Financials	277,648,136	-	277,648,136	-
Health Care	46,582,744	-	46,582,744	-
Industrials	42,066,347	-	42,066,347	-
Information Technology	74,059,767	-	74,059,767	-
Materials	9,584,216	-	9,584,216	-
Real Estate	58,265,858	-	58,265,858	-
Utilities	92,588,893	-	92,588,893	-

Preferred Securities
Energy	771,756	-	771,756	-
Financials	948,323	-	948,323	-

U.S. Treasury Obligations	53,597,134	-	53,597,134	-

Money Market Funds	31,408,404	31,408,404	-	-
Total Investments in Securities:	910,914,890	31,408,404	879,506,486	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $882,977,364)	$879,506,486
Fidelity Central Funds (cost $31,408,394)	31,408,404

Total Investment in Securities (cost $914,385,758)		$910,914,890
Receivable for investments sold		7,263
Receivable for fund shares sold		4,125,249
Interest receivable		10,500,891
Distributions receivable from Fidelity Central Funds		62,818
Total assets		925,611,111
Liabilities
Payable for investments purchased
Regular delivery	$6,217,711
Delayed delivery	11,776,174
Payable for fund shares redeemed	2,865,213
Distributions payable	45
Other payables and accrued expenses	2,319
Total liabilities		20,861,462
Net Assets		$904,749,649
Net Assets consist of:
Paid in capital		$944,960,006
Total accumulated earnings (loss)		(40,210,357)
Net Assets		$904,749,649
Net Asset Value, offering price and redemption price per share ($904,749,649 ÷ 94,528,025 shares)		$9.57
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Dividends		$44,805
Interest		19,887,417
Income from Fidelity Central Funds (including $948 from security lending)		455,535
Total income		20,387,757
Expenses
Custodian fees and expenses	$4,780
Independent trustees' fees and expenses	910
Total expenses before reductions	5,690
Expense reductions	(1,398)
Total expenses after reductions		4,292
Net Investment income (loss)		20,383,465
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,606,803)
Fidelity Central Funds	(387)
Total net realized gain (loss)		(1,607,190)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	15,980,092
Fidelity Central Funds	1
Total change in net unrealized appreciation (depreciation)		15,980,093
Net gain (loss)		14,372,903
Net increase (decrease) in net assets resulting from operations		$34,756,368
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,383,465	$33,631,762
Net realized gain (loss)	(1,607,190)	(10,805,649)
Change in net unrealized appreciation (depreciation)	15,980,093	9,334,526
Net increase (decrease) in net assets resulting from operations	34,756,368	32,160,639
Distributions to shareholders	(20,416,272)	(33,625,639)

Share transactions
Proceeds from sales of shares	147,583,722	319,730,098
Reinvestment of distributions	20,382,405	33,615,746
Cost of shares redeemed	(116,275,280)	(111,569,264)

Net increase (decrease) in net assets resulting from share transactions	51,690,847	241,776,580
Total increase (decrease) in net assets	66,030,943	240,311,580

Net Assets
Beginning of period	838,718,706	598,407,126
End of period	$904,749,649	$838,718,706

Other Information
Shares
Sold	15,514,162	34,182,808
Issued in reinvestment of distributions	2,141,963	3,600,553
Redeemed	(12,225,565)	(11,992,834)
Net increase (decrease)	5,430,560	25,790,527

Financial Highlights
Fidelity® Series Corporate Bond Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.41	$9.45	$8.97	$9.24	$11.24	$11.31
Income from Investment Operations
Net investment income (loss) A,B	.224	.438	.402	.362	.296	.296
Net realized and unrealized gain (loss)	.160	(.040)	.483	(.274)	(1.974)	.054
Total from investment operations	.384	.398	.885	.088	(1.678)	.350
Distributions from net investment income	(.224)	(.438)	(.405)	(.358)	(.295)	(.304)
Distributions from net realized gain	-	-	-	-	(.027)	(.116)
Total distributions	(.224)	(.438)	(.405)	(.358)	(.322)	(.420)
Net asset value, end of period	$9.57	$9.41	$9.45	$8.97	$9.24	$11.24
Total Return C,D	4.12%	4.35%	10.15%	1.02%	(15.16)%	3.18%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions, if any G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	4.74% H	4.71%	4.43%	4.03%	2.89%	2.67%
Supplemental Data
Net assets, end of period (000 omitted)	$904,750	$838,719	$598,407	$515,798	$397,618	$443,415
Portfolio turnover rate I	39 % H	39%	26%	25%	41%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Series Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$20,109,850
Gross unrealized depreciation	(23,580,718)
Net unrealized appreciation (depreciation)	$(3,470,868)
Tax cost	$914,385,758

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(14,959,426)
Long-term	(20,041,761)
Total capital loss carryforward	$(35,001,187)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Corporate Bond Fund	165,601,014	54,802,300

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Corporate Bond Fund	103	-	-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,398.

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Corporate Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through December 31, 2027.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9891232.107
XBC-SANN-0426
Fidelity® Series Bond Index Fund

Semi-Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Bond Index Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Ally Auto Receivables Trust Series 2025-1 Class A3, 3.96% 3/15/2030	2,840,000	2,853,730
American Express Credit Account Master Trust Series 2023-4 Class A, 5.15% 9/16/2030	2,000,000	2,074,687
BMW Vehicle Lease Trust Series 2025-2 Class A3, 3.97% 9/25/2028	3,620,000	3,633,778
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029	1,810,000	1,827,346
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	2,360,000	2,341,226
Capital One Multi-Asset Execution Trust Series 2021-A2 Class A2, 1.39% 7/15/2030	4,200,000	3,981,598
Capital One Prime Auto Receivables Trust Series 2023-1 Class A3, 4.87% 2/15/2028	529,657	531,513
Capital One Prime Auto Receivables Trust Series 2025-1 Class A3, 3.85% 7/15/2030	6,500,000	6,522,519
CarMax Auto Owner Trust Series 2022-3 Class A3, 3.97% 4/15/2027	107,445	107,459
CarMax Auto Owner Trust Series 2023-2 Class A3, 5.05% 1/18/2028	2,435,421	2,445,565
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	9,000,000	9,096,413
CarMax Auto Owner Trust Series 2025-1 Class A3, 4.84% 1/15/2030	2,260,000	2,294,725
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030	6,450,000	6,482,239
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032	895,000	897,502
Carvana Auto Receivables Trust Series 2025-P3 Class A3, 4.04% 11/11/2030	3,085,000	3,102,860
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	7,000,000	7,250,443
Citibank Credit Card Issuance Trust Series 2007-A3 Class A3, 6.15% 6/15/2039	6,700,000	7,627,181
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	2,750,000	2,771,577
Eart Series 2025-5A Class A3, 4.24% 11/15/2029	4,000,000	4,017,696
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	2,525,000	2,545,739
Ford Credit Auto Lease Trust Series 2026-A Class A3, 4% 7/15/2029	2,525,000	2,541,225
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	1,321,648	1,324,681
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	7,200,000	7,274,731
Ford Credit Floorplan Master Owner Trust A Series 2025-2 Class A1, 4.06% 9/15/2030	3,900,000	3,934,136
GM Financial Automobile Leasing Trust Series 2025-1 Class A3, 4.66% 2/21/2028	1,810,000	1,823,230
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A3, 4.47% 2/16/2028	2,013,130	2,016,510
Gm Financial Consumer Automobile Receivables Trust Series 2025-4 Class A3, 3.84% 2/18/2031	6,645,000	6,670,929
GMCAR Series 2026-1 Class A3, 3.84% 5/16/2031	6,250,000	6,281,367
Harot Series 2025-4 Class A3, 3.98% 6/17/2030	6,200,000	6,240,869
Honda Auto Receivables Owner Trust Series 2025-1 Class A3, 4.57% 9/21/2029	5,180,000	5,237,785
Honda Auto Receivables Owner Trust Series 2026-1 Class A3, 3.78% 9/23/2030	4,000,000	4,008,832
Hyundai Auto Receivables Trust Series 2022-C Class A3, 5.39% 6/15/2027	298,409	298,819
Hyundai Auto Receivables Trust Series 2023-A Class A3, 4.58% 4/15/2027	455,071	455,283
Hyundai Auto Receivables Trust Series 2025-D Class A3, 3.99% 9/16/2030	7,800,000	7,857,302
Hyundai Auto Receivables Trust Series 2026-A Class A3, 3.79% 2/18/2031	4,400,000	4,412,041
MBART Series 2025-1 Class A3, 4.78% 12/17/2029	1,505,000	1,525,513
Mercedes-Benz Auto Lease Trust Series 2025-B Class A3, 3.88% 4/16/2029	6,215,000	6,234,342
Mercedes-Benz Auto Lease Trust Series 2026-A Class A3, 3.93% 1/15/2030	5,440,000	5,462,127
Nissan Auto Lease Trust Series 2025-A Class A3, 4.75% 3/15/2028	1,020,000	1,031,688
Santander Drive Auto Receivables Trust Series 2025-4 Class A3, 4.17% 4/15/2030	4,415,000	4,439,599
Toyota Auto Receivables Owner Trust Series 2025-A Class A3, 4.64% 8/15/2029	4,600,000	4,651,245
Toyota Auto Receivables Owner Trust Series 2025-D Class A3, 3.84% 6/17/2030	6,450,000	6,475,150
Toyota Auto Receivables Owner Trust Series 2026-A Class A3, 3.86% 9/16/2030	4,700,000	4,723,112
World Omni Auto Receivables Trust Series 2025-A Class A3, 4.73% 3/15/2030	1,480,000	1,498,836
World Omni Auto Receivables Trust Series 2025-D Class A3, 3.95% 3/17/2031	2,585,000	2,599,138
World Omni Auto Receivables Trust Series 2026-A Class A3, 3.86% 5/15/2031	6,450,000	6,476,802
TOTAL UNITED STATES		177,901,088
TOTAL ASSET-BACKED SECURITIES (Cost $176,520,700)		177,901,088

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank of America NA 6% 10/15/2036	2,144,000	2,331,433
Capital One NA 2.7% 2/6/2030	5,000,000	4,751,471
Capital One NA 3.45% 7/27/2026	2,273,000	2,268,746
Keybank National Association 4.9% 8/8/2032	1,200,000	1,205,968
PNC Bank NA 2.7% 10/22/2029	2,100,000	2,002,007
Regions Banks 6.45% 6/26/2037	1,000,000	1,096,362
Truist Bank 3.3% 5/15/2026	1,355,000	1,352,854
Truist Bank 3.8% 10/30/2026	427,000	426,559
Truist Bank 4.42% 7/24/2028 (d)	11,000,000	11,068,627
Truist Bank 5 year U.S. Treasury Index + 1.15%, 4.632% 9/17/2029 (c)(d)	5,000,000	5,050,006

TOTAL UNITED STATES		31,554,033
TOTAL BANK NOTES (Cost $31,900,668)		31,554,033

Commercial Mortgage Securities - 1.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.5%
BANK Series 2017-BNK4 Class ASB, 3.419% 5/15/2050	609,859	607,574
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	6,780,000	6,133,237
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	12,700,000	11,465,189
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	1,800,000	1,666,981
BANK Series 2022-BNK41 Class A4, 3.7892% 4/15/2065 (d)	9,500,000	9,201,725
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (d)	4,000,000	4,148,307
BANK Series 2025-BNK51 Class A5, 5.29% 12/25/2067	11,730,000	12,297,535
BANK5 Series 2025-5YR18 Class A3, 5.145% 12/15/2058	5,180,000	5,383,239
BANK5 Series 2025-5YR19 Class A3, 5.27% 12/15/2058	3,967,000	4,152,688
BANK5 Series 2026-5YR20 Class A2, 4.619% 2/15/2059	7,800,000	7,936,706
BBCMS Mortgage Trust Series 2021-C10 Class A5, 2.492% 7/15/2054	11,443,238	10,603,106
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	6,000,000	5,456,926
BBCMS Mortgage Trust Series 2021-C9 Class A5, 2.299% 2/15/2054	2,000,000	1,827,700
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057	8,703,000	9,444,732
BBCMS Mortgage Trust Series 2025-5C38 Class A3, 5.1461% 11/15/2058	9,500,000	9,874,351
BBCMS Mortgage Trust Series 2025-C39 Class A5, 5.2969% 12/15/2058	5,660,000	5,946,576
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	1,772,000	1,714,434
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/2052	4,179,000	4,135,325
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	3,100,000	2,802,046
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	10,300,000	9,411,880
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	3,000,000	3,230,231
Benchmark Mortgage Trust Series 2025-B41 Class A5, 5.4072% 7/15/2068	3,750,000	3,982,011
Benchmark Mortgage Trust Series 2026-V20 Class A2, 4.697% 2/15/2059	8,000,000	8,179,822
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	3,500,000	3,309,536
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	1,460,000	1,567,808
BMO Mortgage Trust Series 2024-C9 Class A5, 5.7592% 7/15/2057	14,050,000	15,181,142
BMO Mortgage Trust Series 2025-5C13 Class A3, 5.227% 12/15/2058	5,600,000	5,832,566
BMO Mortgage Trust Series 2026-C14 Class A5, 5.3172% 2/15/2059	8,000,000	8,402,714
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	3,308,000	3,301,413
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4, 2.902% 7/10/2049	3,832,000	3,812,164
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A4, 4.009% 3/10/2051	2,641,000	2,634,330
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	3,485,000	3,507,081
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A4, 2.7628% 9/15/2052	3,480,000	3,340,175
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A5, 3.0161% 9/15/2052	3,480,000	3,342,936
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K056 Class A2, 2.525% 5/25/2026	3,036,189	3,023,011
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	2,308,422	2,294,992
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K064 Class A2, 3.224% 3/25/2027	3,075,000	3,056,746
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	4,243,000	4,211,201
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K079 Class A2, 3.926% 6/25/2028	1,386,000	1,393,166
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K080 Class A2, 3.926% 7/25/2028	2,957,000	2,973,094
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1510 Class A2, 3.718% 1/25/2031	2,646,000	2,633,215
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K094 Class A2, 2.903% 6/25/2029	9,484,000	9,263,169
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K104 Class A2, 2.253% 1/25/2030	16,200,000	15,379,566
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K116 Class A2, 1.378% 7/25/2030	12,400,000	11,236,187
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K117 Class A2, 1.406% 8/25/2030	12,400,000	11,230,898
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	6,200,000	5,627,436
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K121 Class A2, 1.547% 10/25/2030	8,900,000	8,064,439
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K123 Class A2, 1.621% 12/25/2030	8,000,000	7,260,270
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K125 Class A2, 1.846% 1/25/2031	2,000,000	1,832,062
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K126 Class A2, 2.074% 1/25/2031	8,200,000	7,587,298
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K128 Class A2, 2.02% 3/25/2031	6,410,000	5,907,541
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K129 Class A2, 1.914% 5/25/2031	6,160,000	5,633,632
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K130 Class A2, 1.723% 6/25/2031	7,200,000	6,505,808
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K136 Class A2, 2.127% 11/25/2031	7,800,000	7,109,549
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-151 Class A2, 3.8% 10/25/2032	1,000,000	988,867
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-152 Class A2, 3.78% 11/25/2032	7,500,000	7,416,153
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	12,000,000	10,969,326
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-154 Class A2, 4.35% 1/25/2033	9,000,000	9,174,296
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-156 Class A2, 4.43% 2/25/2033	9,025,000	9,243,251
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-157 Class A2, 4.2% 5/25/2033	8,500,000	8,580,069
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K751 Class A2, 4.412% 3/25/2030	4,000,000	4,085,536
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-163 Class A2, 5% 3/25/2034 (d)	3,970,000	4,206,930
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-165 Class A2, 4.489% 9/25/2034	4,750,000	4,865,314
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-175 Class A2, 4.42% 10/25/2035	3,700,000	3,749,856
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (d)	9,000,000	9,195,960
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	4,600,000	4,708,443
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (d)	4,000,000	4,087,338
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K550 Class A2, 4.163% 10/25/2030 (d)	3,470,000	3,521,373
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	16,000,000	16,389,730
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-177 Class A2, 4.3% 1/25/2036 (d)	4,700,000	4,715,438
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class A2, 4.07% 12/25/2030	4,350,000	4,397,492
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K764 Class A2, 4.12% 12/25/2032	7,600,000	7,652,893
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	9,700,000	9,271,393
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/2047	307,499	302,992
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	8,000,000	7,040,322
Morgan Stanley Cap I Tr 2020-L4 Series 2020-L4 Class A3, 2.698% 2/15/2053	4,000,000	3,776,053
Morgan Stanley Capital I Trust Series 2021-L6 Class A4, 2.444% 6/15/2054 (d)	2,725,000	2,483,945
Msbam Series 2025-5C2 Class A3, 5.107% 11/15/2058	3,780,000	3,918,205
MSWF Commercial Mortgage Trust Series 2023-2 Class A5, 6.014% 12/15/2056	1,760,000	1,922,492
UBS Commercial Mortgage Trust Series 2019-C16 Class A4, 3.6048% 4/15/2052	7,470,000	7,317,247
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	5,667,000	5,421,150
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	8,500,000	8,200,435
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class A5, 2.725% 2/15/2053	3,600,000	3,413,469
TOTAL UNITED STATES		487,073,434
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $502,550,893)		487,073,434

Foreign Government and Government Agency Obligations - 1.4%
	Principal Amount (a)	Value ($)
CANADA - 0.2%
Export Development Canada 4.125% 2/13/2029	10,570,000	10,772,215
Province of Alberta 3.3% 3/15/2028	696,000	692,615
Province of British Columbia 4.2% 7/6/2033	4,140,000	4,181,558
Province of British Columbia 4.8% 6/11/2035	7,000,000	7,300,747
Province of British Columbia 4.9% 4/24/2029	5,000,000	5,198,855
Province of Manitoba 4.3% 7/27/2033	1,400,000	1,421,675
Province of Ontario 1.125% 10/7/2030	3,750,000	3,350,989
Province of Ontario 1.8% 10/14/2031	10,000,000	9,009,382
Province of Ontario 4.45% 11/20/2035	5,000,000	5,088,151
Province of Ontario 4.7% 1/15/2030	9,500,000	9,861,760
Province of Quebec 2.75% 4/12/2027	8,846,000	8,763,379
Province of Quebec 4.25% 9/5/2034	1,850,000	1,861,094
Province of Quebec 4.5% 9/8/2033	3,000,000	3,087,792
Province of Quebec 4.625% 8/28/2035	4,600,000	4,736,426
TOTAL CANADA		75,326,638
CHILE - 0.1%
Chilean Republic 2.45% 1/31/2031	6,000,000	5,526,000
Chilean Republic 2.55% 7/27/2033	7,750,000	6,808,375
Chilean Republic 3.24% 2/6/2028	2,067,000	2,035,995
Chilean Republic 3.625% 10/30/2042	3,150,000	2,631,825
Chilean Republic 3.86% 6/21/2047	3,039,000	2,501,097
Chilean Republic 4.95% 1/5/2036	3,440,000	3,522,560
Chilean Republic 5.33% 1/5/2054	3,400,000	3,382,150
Chilean Republic 5.65% 1/13/2037	3,000,000	3,217,080
TOTAL CHILE		29,625,082
HUNGARY - 0.0%
Hungary Government 7.625% 3/29/2041	1,500,000	1,783,590
INDONESIA - 0.1%
Indonesia Government 2.85% 2/14/2030	5,800,000	5,505,650
Indonesia Government 3.35% 3/12/2071	2,160,000	1,367,415
Indonesia Government 3.4% 9/18/2029	5,600,000	5,462,800
Indonesia Government 3.5% 2/14/2050	4,200,000	3,042,900
Indonesia Government 4.35% 1/11/2048	901,000	773,058
Indonesia Government 4.45% 4/15/2070	1,300,000	1,042,369
Indonesia Government 4.9% 4/16/2036	5,460,000	5,412,662
Indonesia Government 4.95% 2/21/2036	1,600,000	1,592,648
Indonesia Government 5.25% 1/15/2030	4,000,000	4,152,000
Indonesia Government 5.35% 2/11/2049	5,800,000	5,763,460
Indonesia Government 5.6% 1/15/2035	4,000,000	4,218,100
TOTAL INDONESIA		38,333,062
ISRAEL - 0.1%
Israel Government 2.75% 7/3/2030	1,310,000	1,225,412
Israel Government 3.25% 1/17/2028	2,565,000	2,524,596
Israel Government 3.375% 1/15/2050	4,900,000	3,366,701
Israel Government 3.875% 7/3/2050	4,660,000	3,472,850
Israel Government 4.5% 1/13/2031	1,700,000	1,703,709
Israel Government 5% 1/13/2036	2,600,000	2,590,094
Israel Government 5.375% 2/19/2030	3,750,000	3,881,442
Israel Government 5.375% 3/12/2029	1,400,000	1,442,435
Israel Government 5.5% 3/12/2034	1,400,000	1,455,556
Israel Government 5.625% 2/19/2035	7,510,000	7,884,967
Israel Government 5.75% 3/12/2054	1,400,000	1,368,413
Israel Government 5.875% 1/13/2056	2,100,000	2,086,349
TOTAL ISRAEL		33,002,524
ITALY - 0.0%
Italian Republic 2.875% 10/17/2029	9,060,000	8,781,604
Italian Republic 3.875% 5/6/2051	2,000,000	1,522,711
Italian Republic 4% 10/17/2049	2,982,000	2,375,609
TOTAL ITALY		12,679,924
JAPAN - 0.0%
Japan International Cooperation Agency 1.75% 4/28/2031	2,622,000	2,369,797
KOREA (SOUTH) - 0.0%
Korean Republic 2.5% 6/19/2029	4,000,000	3,862,537
Korean Republic 2.75% 1/19/2027	4,000,000	3,972,160
Korean Republic 3.625% 10/29/2030	3,700,000	3,703,246
TOTAL KOREA (SOUTH)		11,537,943
MEXICO - 0.4%
United Mexican States 3.5% 2/12/2034	16,778,000	14,689,139
United Mexican States 3.75% 4/19/2071	7,000,000	4,214,000
United Mexican States 4.28% 8/14/2041	3,000,000	2,451,000
United Mexican States 4.35% 1/15/2047	2,568,000	1,972,224
United Mexican States 4.5% 1/31/2050	15,110,000	11,723,849
United Mexican States 4.6% 1/23/2046	1,034,000	826,166
United Mexican States 4.6% 2/10/2048	3,128,000	2,457,982
United Mexican States 4.75% 3/22/2031	13,000,000	12,967,500
United Mexican States 4.75% 3/8/2044	7,230,000	6,035,604
United Mexican States 4.75% 4/27/2032	5,000,000	4,920,250
United Mexican States 5.55% 1/21/2045	2,198,000	2,058,427
United Mexican States 5.625% 2/9/2034	4,200,000	4,243,680
United Mexican States 5.85% 7/2/2032	5,070,000	5,272,800
United Mexican States 6% 5/13/2030	16,000,000	16,832,001
United Mexican States 6.05% 1/11/2040	3,556,000	3,578,794
United Mexican States 6.125% 2/9/2038	6,300,000	6,383,475
United Mexican States 7.375% 5/13/2055	2,860,000	3,133,130
TOTAL MEXICO		103,760,021
PANAMA - 0.1%
Panamanian Republic 2.252% 9/29/2032	6,180,000	5,200,470
Panamanian Republic 3.16% 1/23/2030	3,711,000	3,525,450
Panamanian Republic 4.3% 4/29/2053	1,012,000	786,071
Panamanian Republic 4.5% 4/1/2056	4,400,000	3,440,800
Panamanian Republic 4.5% 4/16/2050	3,012,000	2,413,177
Panamanian Republic 6.4% 2/14/2035	3,800,000	4,068,831
Panamanian Republic 6.7% 1/26/2036	1,760,000	1,915,355
Panamanian Republic 7.875% 3/1/2057	5,000,000	6,030,000
TOTAL PANAMA		27,380,154
PERU - 0.1%
Peruvian Republic 1.862% 12/1/2032	6,740,000	5,673,395
Peruvian Republic 2.78% 12/1/2060	3,300,000	1,864,500
Peruvian Republic 3.55% 3/10/2051	4,400,000	3,175,700
Peruvian Republic 5.375% 2/8/2035	1,920,000	1,982,400
Peruvian Republic 5.5% 3/30/2036	5,010,000	5,179,088
Peruvian Republic 5.875% 8/8/2054	1,730,000	1,746,867
Peruvian Republic 6.2% 6/30/2055	3,000,000	3,158,250
Peruvian Republic 6.55% 3/14/2037	2,718,000	3,030,570
TOTAL PERU		25,810,770
PHILIPPINES - 0.1%
Philippine Republic 1.648% 6/10/2031	1,850,000	1,630,081
Philippine Republic 2.65% 12/10/2045	1,200,000	802,500
Philippine Republic 3% 2/1/2028	3,387,000	3,335,043
Philippine Republic 3.7% 3/1/2041	11,200,000	9,464,001
Philippine Republic 3.75% 1/14/2029	1,000,000	992,500
Philippine Republic 3.95% 1/20/2040	3,734,000	3,303,432
Philippine Republic 4.75% 3/5/2035	2,800,000	2,796,500
Philippine Republic 5% 1/27/2036	4,800,000	4,874,880
Philippine Republic 5.17% 10/13/2027	5,000,000	5,100,000
Philippine Republic 5.25% 5/14/2034	2,500,000	2,605,000
Philippine Republic 5.9% 2/4/2050	4,200,000	4,439,820
Philippine Republic 6.375% 10/23/2034	1,849,000	2,069,262
Philippine Republic 7.75% 1/14/2031	3,000,000	3,474,000
Philippine Republic 9.5% 2/2/2030	2,500,000	2,996,875
TOTAL PHILIPPINES		47,883,894
POLAND - 0.1%
Republic of Poland 4.625% 3/18/2029	1,500,000	1,539,855
Republic of Poland 4.875% 2/12/2030	4,000,000	4,152,000
Republic of Poland 5.125% 9/18/2034	3,000,000	3,117,000
Republic of Poland 5.375% 2/12/2035	4,000,000	4,188,600
Republic of Poland 5.5% 3/18/2054	3,700,000	3,620,968
Republic of Poland 5.5% 4/4/2053	2,700,000	2,639,331
Republic of Poland 5.75% 11/16/2032	3,600,000	3,883,500
TOTAL POLAND		23,141,254
URUGUAY - 0.1%
Uruguay Republic 4.125% 11/20/2045	846,621	751,016
Uruguay Republic 4.375% 1/23/2031	8,324,181	8,463,611
Uruguay Republic 4.975% 4/20/2055	5,889,811	5,459,855
Uruguay Republic 5.442% 2/14/2037	8,400,000	8,828,400
Uruguay Republic 7.625% 3/21/2036	380,000	462,080
TOTAL URUGUAY		23,964,962
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $483,272,111)		456,599,615

Municipal Securities - 0.3%
	Principal Amount (a)	Value ($)
California - 0.2%
Education - 0.0%
California St Univ Rev 2.719% 11/1/2052	3,540,000	2,441,778
University CA Revs Series 2015 AP, 3.931% 5/15/2045	665,000	625,640
TOTAL EDUCATION		3,067,418
General Obligations - 0.2%
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 2.746% 6/1/2034	1,920,000	1,743,044
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 3.293% 6/1/2042	1,000,000	799,733
Los Angeles CA Ccd 6.75% 8/1/2049	1,685,000	1,934,955
State of California 7.55% 4/1/2039	7,910,000	9,772,706
State of California 7.6% 11/1/2040	6,390,000	7,984,540
State of California Gen. Oblig. 3.5% 4/1/2028	2,300,000	2,298,979
TOTAL GENERAL OBLIGATIONS		24,533,957
Health Care - 0.0%
Univ CA Regts Med Ctr Pooled Rev (Univ CA Regts Med Ctr Pooled Rev Proj.) Series 2020 N, 3.256% 5/15/2060	5,400,000	3,664,771
Univ CA Regts Med Ctr Pooled Rev Series 2020 N, 3.006% 5/15/2050	3,000,000	2,067,762
TOTAL HEALTH CARE		5,732,533
Transportation - 0.0%
Bay Area Toll Auth CA Bridge Rev 6.263% 4/1/2049	2,900,000	3,148,179
Bay Area Toll Auth CA Bridge Rev 7.043% 4/1/2050	1,325,000	1,548,230
Los Angeles CA Dept Arpts Rev 6.582% 5/15/2039	740,000	809,216
TOTAL TRANSPORTATION		5,505,625
TOTAL CALIFORNIA		38,839,533
Idaho - 0.0%
Electric Utilities - 0.0%
Idaho Energy Res Auth Transmission Facs Rev (Bonneville Power Administration Proj.) Series 2021, 2.861% 9/1/2046	1,175,000	866,186
Illinois - 0.1%
General Obligations - 0.1%
Illinois St Gen. Oblig. 5.1% 6/1/2033	11,277,696	11,678,094
Transportation - 0.0%
Chicago IL O'Hare Intl Arpt Rev 6.395% 1/1/2040	5,350,000	6,038,353
TOTAL ILLINOIS		17,716,447
Kansas - 0.0%
General Obligations - 0.0%
Kansas St Dev Fin Auth Rev (Kansas St Proj.) Series 2015 H, 4.927% 4/15/2045	1,355,000	1,361,779
Massachusetts - 0.0%
General Obligations - 0.0%
Massachusetts St Gen. Oblig. Series 2016F, 3.277% 6/1/2046	840,000	694,803
Water & Sewer - 0.0%
Massachusetts St Wtr Res Auth Series 2021C, 2.823% 8/1/2041	3,000,000	2,473,048
TOTAL MASSACHUSETTS		3,167,851
Michigan - 0.0%
Education - 0.0%
University MI Univ Revs 4.454% 4/1/2122	2,900,000	2,377,390
General Obligations - 0.0%
Michigan St Strategic Fd Ltd Oblig Rev (State of Michigan Proj.) Series 2021 A, 3.225% 9/1/2047	2,000,000	1,586,581
TOTAL MICHIGAN		3,963,971
New Jersey - 0.0%
Transportation - 0.0%
New Jersey Turnpike Authority 7.414% 1/1/2040	3,537,000	4,331,644
New Jersey,New York - 0.0%
Transportation - 0.0%
Port Auth NY & NJ 4.96% 8/1/2046	920,000	897,578
Port Auth NY & NJ 5.647% 11/1/2040	930,000	1,013,561
Port Auth NY & NJ Series 225, 3.175% 7/15/2060	6,000,000	4,089,555
TOTAL NEW JERSEY,NEW YORK		6,000,694
New York - 0.0%
General Obligations - 0.0%
City of New York NY 6.271% 12/1/2037	3,100,000	3,383,766
Special Tax - 0.0%
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 2.202% 3/15/2034	6,000,000	5,231,743
Transportation - 0.0%
Metropolitan Transn Auth NY Rv 6.668% 11/15/2039	1,095,000	1,215,660
Water & Sewer - 0.0%
New York NY Cty Muni Wtr Fin Auth 5.952% 6/15/2042	1,610,000	1,694,898
TOTAL NEW YORK		11,526,067
North Carolina - 0.0%
Health Care - 0.0%
Atrium Health (Atrium Health Proj.) 3.204% 1/15/2051	2,200,000	1,563,222
Ohio - 0.0%
Electric Utilities - 0.0%
American Mun Pwr Rev 8.084% 2/15/2050	1,730,000	2,230,447
Oregon - 0.0%
Electric Utilities - 0.0%
Port of Morrow or 2.987% 9/1/2036 (Bonneville Power Administration Guaranteed)	1,010,000	909,918
Pennsylvania - 0.0%
General Obligations - 0.0%
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) 4.144% 6/1/2038	1,365,000	1,325,638
South Carolina - 0.0%
Electric Utilities - 0.0%
South Carolina St Svc Auth Rev Series 2013 C, 5.784% 12/1/2041	2,016,000	2,160,984
Texas - 0.0%
Electric Utilities - 0.0%
San Antonio TX Elec & Gas Rev Series 2025A, 5.469% 2/1/2045	650,000	675,197
Special Tax - 0.0%
Dallas TX Rapid Transit Sales Tax Rev Series 2021 A, 2.613% 12/1/2048	4,750,000	3,386,785
Transportation - 0.0%
Dallas Fort Worth International Airport 4.507% 11/1/2051	1,580,000	1,430,481
Dallas Fort Worth International Airport Series 2019A, 3.144% 11/1/2045	435,000	346,059
Dallas Fort Worth International Airport Series 2021 C, 2.843% 11/1/2046	4,000,000	3,033,720
TOTAL TRANSPORTATION		4,810,260
TOTAL TEXAS		8,872,242
Virginia - 0.0%
Education - 0.0%
University VA Univ Revs (University VA Univ Revs Proj.) 2.584% 11/1/2051	2,400,000	1,538,009
University VA Univ Revs Series SER C, 4.179% 9/1/2117	845,000	649,403
TOTAL VIRGINIA		2,187,412
TOTAL MUNICIPAL SECURITIES (Cost $127,588,060)		107,024,035

Non-Convertible Corporate Bonds - 27.2%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.1%
Banks - 0.1%
Australia & New Zealand Banking Group Ltd/New York NY 4.75% 1/18/2027	3,700,000	3,732,848
National Australia Bank Ltd/New York 3.85% 12/13/2028	1,800,000	1,806,843
National Australia Bank Ltd/New York 4.148% 1/13/2031	1,800,000	1,817,086
National Australia Bank Ltd/New York 4.787% 1/10/2029 (e)	4,100,000	4,225,724
Westpac Banking Corp 2.85% 5/13/2026	846,000	844,268
Westpac Banking Corp 3.133% 11/18/2041	2,200,000	1,706,238
Westpac Banking Corp 4.043% 8/26/2027	6,800,000	6,842,598
Westpac Banking Corp 4.11% 7/24/2034 (d)	1,590,000	1,576,329
Westpac Banking Corp 4.354% 7/1/2030	1,220,000	1,242,008
Westpac Banking Corp 4.421% 7/24/2039	1,910,000	1,787,290
Westpac Banking Corp 5.405% 8/10/2033 (d)	2,000,000	2,085,049
Westpac Banking Corp 5.457% 11/18/2027	3,500,000	3,606,188
Westpac Banking Corp 5.535% 11/17/2028	2,200,000	2,301,511
Westpac Banking Corp 5.618% 11/20/2035 (d)	1,200,000	1,256,089
Westpac Banking Corp 6.82% 11/17/2033	800,000	902,602
TOTAL FINANCIALS		35,732,671
Materials - 0.1%
Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd 5% 2/15/2036	3,170,000	3,260,152
BHP Billiton Finance USA Ltd 5% 9/30/2043	3,615,000	3,508,919
BHP Billiton Finance USA Ltd 5.25% 9/8/2033	4,850,000	5,089,866
BHP Billiton Finance USA Ltd 5.3% 2/21/2035	1,560,000	1,636,011
BHP Billiton Finance USA Ltd 5.75% 9/5/2055	1,230,000	1,284,331
Rio Tinto Finance USA Ltd 5.2% 11/2/2040	3,917,000	3,978,043
Rio Tinto Finance USA Ltd 7.125% 7/15/2028	2,166,000	2,327,091
Rio Tinto Finance USA PLC 4.875% 3/14/2030	2,590,000	2,674,953
Rio Tinto Finance USA PLC 5.125% 3/9/2053	2,000,000	1,896,557
Rio Tinto Finance USA PLC 5.25% 3/14/2035	5,280,000	5,509,617
Rio Tinto Finance USA PLC 5.75% 3/14/2055	2,195,000	2,278,132
TOTAL MATERIALS		33,443,672
TOTAL AUSTRALIA		69,176,343
BELGIUM - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.7% 2/1/2036	5,540,000	5,554,306
Anheuser-Busch InBev Finance Inc 4.625% 2/1/2044	1,025,000	947,196
Anheuser-Busch InBev Finance Inc 4.7% 2/1/2036	868,000	870,241
Anheuser-Busch InBev Finance Inc 4.9% 2/1/2046	3,240,000	3,037,432
Anheuser-Busch InBev Worldwide Inc 4.439% 10/6/2048	1,318,000	1,155,063
Anheuser-Busch InBev Worldwide Inc 4.6% 4/15/2048	3,342,000	3,004,836
Anheuser-Busch InBev Worldwide Inc 4.75% 4/15/2058 (e)	2,600,000	2,323,430
Anheuser-Busch InBev Worldwide Inc 4.95% 1/15/2042	2,400,000	2,329,628
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049	10,112,000	10,183,359
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059	5,127,000	5,321,299
Anheuser-Busch InBev Worldwide Inc 8.2% 1/15/2039	499,000	650,589

TOTAL BELGIUM		35,377,379
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Vale Overseas Ltd 3.75% 7/8/2030	5,900,000	5,708,467
Vale Overseas Ltd 6.125% 6/12/2033	300,000	323,531
Vale Overseas Ltd 6.4% 6/28/2054	1,970,000	2,054,375
Vale Overseas Ltd 6.875% 11/21/2036	1,700,000	1,942,794
Vale SA 5.625% 9/11/2042	1,176,000	1,196,679
		11,225,846
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/2028	3,800,000	3,627,708
Suzano Austria GmbH 3.125% 1/15/2032	1,300,000	1,173,846
Suzano Austria GmbH 6% 1/15/2029	1,400,000	1,449,809
		6,251,363
TOTAL BRAZIL		17,477,209
CANADA - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Bell Canada 3.65% 8/15/2052	1,000,000	726,044
Bell Canada 4.464% 4/1/2048	2,540,000	2,152,717
Bell Canada 5.2% 2/15/2034	4,300,000	4,428,973
TELUS Corp 3.4% 5/13/2032	3,000,000	2,805,046
		10,112,780
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 2.9% 11/15/2026	445,000	441,577
Rogers Communications Inc 3.8% 3/15/2032	3,100,000	2,967,275
Rogers Communications Inc 4.55% 3/15/2052	4,060,000	3,315,205
Rogers Communications Inc 5% 2/15/2029	5,700,000	5,831,292
Rogers Communications Inc 5.3% 2/15/2034	3,400,000	3,474,625
Rogers Communications Inc 5.45% 10/1/2043	1,029,000	986,596
		17,016,570
TOTAL COMMUNICATION SERVICES		27,129,350
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 2.95% 7/15/2030	4,300,000	4,109,940
Canadian Natural Resources Ltd 4.95% 6/1/2047	1,141,000	1,037,497
Canadian Natural Resources Ltd 5% 12/15/2029	3,250,000	3,354,149
Canadian Natural Resources Ltd 5.4% 12/15/2034	1,650,000	1,709,026
Canadian Natural Resources Ltd 6.25% 3/15/2038	1,221,000	1,318,400
Cenovus Energy Inc 2.65% 1/15/2032	3,000,000	2,726,791
Cenovus Energy Inc 5.4% 3/20/2036	1,400,000	1,426,059
Cenovus Energy Inc 5.4% 6/15/2047	997,000	937,536
Cenovus Energy Inc 6.75% 11/15/2039	447,000	499,703
Enbridge Inc 3.4% 8/1/2051	3,030,000	2,111,628
Enbridge Inc 4.5% 2/15/2031	2,000,000	2,020,060
Enbridge Inc 4.5% 6/10/2044	1,000,000	867,696
Enbridge Inc 4.6% 6/20/2028	3,900,000	3,952,400
Enbridge Inc 5.5% 12/1/2046	2,582,000	2,551,190
Enbridge Inc 5.625% 4/5/2034	3,900,000	4,128,314
Enbridge Inc 5.7% 3/8/2033	3,100,000	3,294,776
Enbridge Inc 5.95% 4/5/2054	2,300,000	2,371,698
Enbridge Inc 6% 11/15/2028	6,000,000	6,320,784
Enbridge Inc 8.5% 1/15/2084 (d)	800,000	923,295
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029 (e)	1,140,000	1,165,654
South Bow USA Infrastructure Holdings LLC 5.584% 10/1/2034	1,040,000	1,059,315
South Bow USA Infrastructure Holdings LLC 6.176% 10/1/2054	1,040,000	1,019,055
Suncor Energy Inc 4% 11/15/2047	3,021,000	2,360,464
Suncor Energy Inc 6.8% 5/15/2038	1,505,000	1,703,799
Suncor Energy Inc 6.85% 6/1/2039	356,000	400,454
TransCanada PipeLines Ltd 2.5% 10/12/2031	4,700,000	4,248,484
TransCanada PipeLines Ltd 4.1% 4/15/2030	2,500,000	2,495,890
TransCanada PipeLines Ltd 4.25% 5/15/2028	1,862,000	1,872,801
TransCanada PipeLines Ltd 4.625% 3/1/2034	2,000,000	1,988,634
TransCanada PipeLines Ltd 4.75% 5/15/2038	378,000	360,884
TransCanada PipeLines Ltd 4.875% 5/15/2048	877,000	792,845
TransCanada PipeLines Ltd 5.1% 3/15/2049	1,836,000	1,754,759
TransCanada PipeLines Ltd 6.1% 6/1/2040	1,195,000	1,288,043
TransCanada PipeLines Ltd 7.625% 1/15/2039	1,700,000	2,060,844
TOTAL ENERGY		70,232,867
Financials - 0.5%
Banks - 0.4%
Bank of Montreal 3.088% 1/10/2037 (d)	1,000,000	912,722
Bank of Montreal 3.803% 12/15/2032 (d)	1,720,000	1,707,109
Bank of Montreal 4.439% 1/14/2032 (d)	2,220,000	2,234,353
Bank of Montreal 4.64% 9/10/2030 (d)	4,200,000	4,276,994
Bank of Montreal 4.7% 9/14/2027	3,700,000	3,747,784
Bank of Montreal 5.266% 12/11/2026	4,900,000	4,951,994
Bank of Nova Scotia/The 4.338% 9/15/2031 (d)	1,700,000	1,706,054
Bank of Nova Scotia/The 4.588% 5/4/2037 (d)	1,200,000	1,180,799
Bank of Nova Scotia/The 4.813% 2/2/2034 (d)	3,000,000	3,034,581
Bank of Nova Scotia/The 4.85% 2/1/2030	3,400,000	3,499,930
Bank of Nova Scotia/The 4.932% 2/14/2029 (d)	11,400,000	11,607,226
Bank of Nova Scotia/The 5.25% 6/12/2028	3,300,000	3,400,507
Canadian Imperial Bank of Commerce 3.6% 4/7/2032	1,285,000	1,238,371
Canadian Imperial Bank of Commerce 4.243% 9/8/2028 (d)	8,000,000	8,036,027
Canadian Imperial Bank of Commerce 6.092% 10/3/2033	2,815,000	3,089,502
National Bank of Canada 4.5% 10/10/2029	1,700,000	1,727,829
Royal Bank of Canada 2.05% 1/21/2027	5,000,000	4,925,432
Royal Bank of Canada 4.24% 8/3/2027	4,200,000	4,226,341
Royal Bank of Canada 4.305% 11/3/2031 (d)	2,000,000	2,012,902
Royal Bank of Canada 4.522% 10/18/2028 (d)	1,250,000	1,262,619
Royal Bank of Canada 4.65% 10/18/2030 (d)	3,990,000	4,070,334
Royal Bank of Canada 4.696% 8/6/2031 (d)	1,190,000	1,215,864
Royal Bank of Canada 4.95% 2/1/2029	5,200,000	5,365,220
Royal Bank of Canada 5% 2/1/2033	2,400,000	2,490,083
Royal Bank of Canada 5% 5/2/2033	2,100,000	2,177,784
Royal Bank of Canada 5.15% 2/1/2034	1,300,000	1,368,798
Royal Bank of Canada 5.153% 2/4/2031 (d)	2,170,000	2,250,480
Royal Bank of Canada 6% 11/1/2027	8,100,000	8,382,103
Toronto Dominion Bank 3.2% 3/10/2032	3,700,000	3,490,111
Toronto Dominion Bank 4.108% 6/8/2027	5,000,000	5,018,501
Toronto Dominion Bank 4.693% 9/15/2027	2,000,000	2,026,096
Toronto Dominion Bank 4.808% 6/3/2030	7,350,000	7,557,502
Toronto Dominion Bank 4.928% 10/15/2035	2,200,000	2,218,065
Toronto Dominion Bank 4.98% 4/5/2027	8,400,000	8,504,715
Toronto Dominion Bank 5.146% 9/10/2034 (d)	2,200,000	2,243,639
Toronto Dominion Bank 5.264% 12/11/2026	4,600,000	4,651,035
Toronto Dominion Bank 5.523% 7/17/2028	1,200,000	1,243,379
		133,052,785
Capital Markets - 0.1%
Brookfield Finance I UK Plc / Brookfield Finance Inc 2.34% 1/30/2032	4,100,000	3,620,439
Brookfield Finance Inc 2.724% 4/15/2031	6,700,000	6,173,330
Brookfield Finance Inc 3.9% 1/25/2028	2,500,000	2,494,337
Brookfield Finance Inc 5.968% 3/4/2054	3,750,000	3,734,315
CI Financial Corp 3.2% 12/17/2030	3,700,000	3,391,011
		19,413,432
Insurance - 0.0%
Fairfax Financial Holdings Ltd 4.625% 4/29/2030	1,800,000	1,820,882
Fairfax Financial Holdings Ltd 5.625% 8/16/2032	1,500,000	1,571,476
Fairfax Financial Holdings Ltd 5.75% 5/20/2035	3,400,000	3,545,999
Fairfax Financial Holdings Ltd 6.1% 3/15/2055	670,000	670,963
Fairfax Financial Holdings Ltd 6.35% 3/22/2054	1,500,000	1,555,160
Manulife Financial Corp 4.15% 3/4/2026	6,250,000	6,249,960
Manulife Financial Corp 4.986% 12/11/2035	2,100,000	2,107,161
Manulife Financial Corp 5.375% 3/4/2046	600,000	597,276
		18,118,877
TOTAL FINANCIALS		170,585,094
Industrials - 0.1%
Ground Transportation - 0.1%
Canadian National Railway Co 2.45% 5/1/2050	1,500,000	913,125
Canadian National Railway Co 3.2% 8/2/2046	588,000	435,891
Canadian National Railway Co 3.65% 2/3/2048	1,127,000	875,545
Canadian National Railway Co 4.2% 3/12/2031	6,400,000	6,441,083
Canadian National Railway Co 4.4% 8/5/2052	1,400,000	1,214,152
Canadian Pacific Railway Co 1.75% 12/2/2026	8,000,000	7,876,778
Canadian Pacific Railway Co 2.45% 12/2/2031	3,800,000	3,459,220
Canadian Pacific Railway Co 3.1% 12/2/2051	1,800,000	1,229,003
Canadian Pacific Railway Co 3.5% 5/1/2050	2,100,000	1,552,494
Canadian Pacific Railway Co 4.2% 11/15/2069	1,100,000	840,710
Canadian Pacific Railway Co 4.8% 8/1/2045	1,500,000	1,413,498
Canadian Pacific Railway Co 6.125% 9/15/2115	1,000,000	1,034,610
		27,286,109
Professional Services - 0.0%
TR Finance LLC 3.35% 5/15/2026	1,247,000	1,244,817
TR Finance LLC 5.5% 8/15/2035 (e)	1,400,000	1,459,038
		2,703,855
TOTAL INDUSTRIALS		29,989,964
Materials - 0.1%
Chemicals - 0.1%
Nutrien Ltd 2.95% 5/13/2030	2,600,000	2,479,780
Nutrien Ltd 4% 12/15/2026	2,032,000	2,031,536
Nutrien Ltd 4.9% 3/27/2028	5,200,000	5,294,233
Nutrien Ltd 4.9% 6/1/2043	400,000	369,566
Nutrien Ltd 5% 4/1/2049	1,605,000	1,469,378
Nutrien Ltd 5.25% 1/15/2045	624,000	602,478
Nutrien Ltd 5.625% 12/1/2040	321,000	326,577
Nutrien Ltd 5.8% 3/27/2053	1,000,000	1,022,447
		13,595,995
Metals & Mining - 0.0%
Barrick Mining Corp 5.25% 4/1/2042	802,000	810,309
Barrick North America Finance LLC 5.7% 5/30/2041	2,354,000	2,446,909
Barrick PD Australia Finance Pty Ltd 5.95% 10/15/2039	1,000,000	1,072,140
Rio Tinto Alcan Inc 7.25% 3/15/2031	800,000	915,061
		5,244,419
TOTAL MATERIALS		18,840,414
Utilities - 0.0%
Electric Utilities - 0.0%
Fortis Inc/Canada 3.055% 10/4/2026	1,100,000	1,093,120
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 2.639% 6/15/2031	1,000,000	917,548
Emera US Finance LP 3.55% 6/15/2026	1,000,000	997,974
Emera US Finance LP 4.75% 6/15/2046	929,000	803,215
		2,718,737
TOTAL UTILITIES		3,811,857
TOTAL CANADA		320,589,546
CHINA - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Baidu Inc 1.72% 4/9/2026	8,500,000	8,482,065
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd 2.125% 2/9/2031	4,810,000	4,415,140
Alibaba Group Holding Ltd 3.15% 2/9/2051	4,960,000	3,413,522
Alibaba Group Holding Ltd 4% 12/6/2037	6,100,000	5,674,854
TOTAL CONSUMER DISCRETIONARY		13,503,516
TOTAL CHINA		21,985,581
FRANCE - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 5.5% 2/6/2044	535,000	539,935
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies Capital International SA 3.127% 5/29/2050	600,000	410,956
TotalEnergies Capital International SA 3.455% 2/19/2029	3,803,000	3,771,879
TotalEnergies Capital International SA 3.461% 7/12/2049	1,500,000	1,100,856
TotalEnergies Capital SA 3.883% 10/11/2028	7,780,000	7,822,284
TotalEnergies Capital SA 5.15% 4/5/2034	2,200,000	2,303,658
TotalEnergies Capital SA 5.425% 9/10/2064	2,700,000	2,579,734
TotalEnergies Capital SA 5.488% 4/5/2054	3,200,000	3,162,924
TotalEnergies Capital SA 5.638% 4/5/2064	1,200,000	1,188,775
TotalEnergies Capital USA LLC 4.857% 1/13/2036	1,500,000	1,515,797
TOTAL ENERGY		23,856,863
TOTAL FRANCE		24,396,798
GERMANY - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Deutsche Telekom International Finance BV 8.75% 6/15/2030 (d)	4,399,000	5,161,812
Financials - 0.2%
Capital Markets - 0.1%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (d)	3,500,000	3,457,487
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (d)	4,300,000	4,091,077
Deutsche Bank AG/New York NY 4.469% 12/10/2031 (d)	1,000,000	1,005,733
Deutsche Bank AG/New York NY 4.725% 2/6/2032 (d)(e)	1,200,000	1,210,254
Deutsche Bank AG/New York NY 4.875% 12/1/2032 (d)	1,600,000	1,605,626
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (d)	1,900,000	1,935,092
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (d)(e)	1,580,000	1,614,218
Deutsche Bank AG/New York NY 5.297% 5/9/2031 (d)	2,000,000	2,065,306
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (d)	2,700,000	2,759,382
Deutsche Bank AG/New York NY 5.403% 9/11/2035 (d)(e)	1,880,000	1,927,629
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (d)	1,400,000	1,420,741
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (d)	4,570,000	4,867,071
Deutsche Bank AG/New York NY 7.079% 2/10/2034 (d)	1,200,000	1,319,930
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (d)	1,600,000	1,618,091
		30,897,637
Financial Services - 0.1%
KfW 0% 4/18/2036 (h)	13,551,000	9,017,740
KfW 2.875% 4/3/2028	2,738,000	2,708,418
KfW 3.875% 5/15/2028	5,500,000	5,553,136
Landwirtschaftliche Rentenbank 2.5% 11/15/2027	1,576,000	1,551,396
Landwirtschaftliche Rentenbank 3.625% 10/8/2030	3,000,000	3,011,909
Landwirtschaftliche Rentenbank 5% 10/24/2033	2,490,000	2,678,720
		24,521,319
TOTAL FINANCIALS		55,418,956
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance II LLC 3.95% 4/15/2045 (f)	248,000	188,873
TOTAL GERMANY		60,769,641
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 3.125% 4/14/2030	1,200,000	1,158,751
IRELAND - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	4,000,000	3,961,289
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	5,350,000	5,204,583
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	2,500,000	2,281,859
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.65% 7/21/2027	802,000	799,083
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	2,500,000	2,081,346
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 1/23/2028	2,798,000	2,792,261
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030	4,000,000	4,010,555
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 9/10/2029	3,000,000	3,041,976
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.75% 1/15/2033	2,500,000	2,504,895
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.3% 1/19/2034	3,100,000	3,189,215
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	1,531,000	1,569,529
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.95% 3/10/2055 (d)	1,400,000	1,479,625
TOTAL FINANCIALS		32,916,216
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 5.438% 4/3/2034	3,600,000	3,752,186
Smurfit Westrock Financing DAC 5.185% 1/15/2036	2,500,000	2,551,767
Smurfit Westrock Financing DAC 5.418% 1/15/2035	267,000	277,110
TOTAL MATERIALS		6,581,063
TOTAL IRELAND		39,497,279
JAPAN - 0.6%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Honda Motor Co Ltd 2.534% 3/10/2027	5,000,000	4,935,442
Toyota Motor Corp 1.339% 3/25/2026	1,700,000	1,697,008
Toyota Motor Corp 5.053% 6/30/2035	2,900,000	3,018,647
TOTAL CONSUMER DISCRETIONARY		9,651,097
Financials - 0.6%
Banks - 0.6%
Japan Bank for International Cooperation 1.25% 1/21/2031	8,076,000	7,191,986
Japan Bank for International Cooperation 2.25% 11/4/2026	744,000	736,487
Japan Bank for International Cooperation 2.375% 4/20/2026	470,000	469,040
Japan Bank for International Cooperation 2.875% 6/1/2027	13,584,000	13,465,276
Japan Bank for International Cooperation 3.25% 7/20/2028	1,604,000	1,591,546
Japan Bank for International Cooperation 3.5% 10/31/2028	1,000,000	997,810
Japan Bank for International Cooperation 4.375% 1/23/2036	3,200,000	3,223,111
Japan Bank for International Cooperation 4.625% 7/22/2027	1,800,000	1,824,731
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (d)	8,000,000	7,926,279
Mitsubishi UFJ Financial Group Inc 2.309% 7/20/2032 (d)	7,850,000	7,099,282
Mitsubishi UFJ Financial Group Inc 2.494% 10/13/2032 (d)	1,300,000	1,180,405
Mitsubishi UFJ Financial Group Inc 3.195% 7/18/2029	3,113,000	3,033,659
Mitsubishi UFJ Financial Group Inc 3.751% 7/18/2039	3,286,000	2,903,937
Mitsubishi UFJ Financial Group Inc 3.85% 3/1/2026	1,173,000	1,173,100
Mitsubishi UFJ Financial Group Inc 4.08% 4/19/2028 (d)	5,000,000	5,008,825
Mitsubishi UFJ Financial Group Inc 4.153% 3/7/2039	4,100,000	3,858,781
Mitsubishi UFJ Financial Group Inc 4.505% 1/14/2032 (d)	2,700,000	2,726,059
Mitsubishi UFJ Financial Group Inc 4.527% 9/12/2031 (d)	7,000,000	7,084,087
Mitsubishi UFJ Financial Group Inc 5.057% 1/14/2037 (d)	1,100,000	1,112,865
Mitsubishi UFJ Financial Group Inc 5.159% 4/24/2031 (d)	1,200,000	1,244,957
Mitsubishi UFJ Financial Group Inc 5.197% 1/16/2031 (d)	3,200,000	3,310,921
Mitsubishi UFJ Financial Group Inc 5.422% 2/22/2029 (d)	4,000,000	4,110,392
Mitsubishi UFJ Financial Group Inc 5.615% 4/24/2036 (d)	1,200,000	1,269,464
Mizuho Financial Group Inc 1.554% 7/9/2027 (d)	3,712,000	3,681,438
Mizuho Financial Group Inc 2.26% 7/9/2032 (d)	3,800,000	3,423,121
Mizuho Financial Group Inc 2.591% 5/25/2031 (d)	1,400,000	1,313,927
Mizuho Financial Group Inc 4.711% 7/8/2031 (d)	1,200,000	1,223,623
Mizuho Financial Group Inc 5.098% 5/13/2031 (d)	4,000,000	4,144,137
Mizuho Financial Group Inc 5.382% 7/10/2030 (d)	2,970,000	3,088,668
Mizuho Financial Group Inc 5.594% 7/10/2035 (d)	3,000,000	3,180,388
Mizuho Financial Group Inc 5.748% 7/6/2034 (d)	3,000,000	3,206,299
Mizuho Financial Group Inc 5.778% 7/6/2029 (d)	1,500,000	1,559,989
Sumitomo Mitsui Financial Group Inc 2.13% 7/8/2030	4,200,000	3,867,066
Sumitomo Mitsui Financial Group Inc 2.174% 1/14/2027	8,300,000	8,184,048
Sumitomo Mitsui Financial Group Inc 2.75% 1/15/2030	4,800,000	4,571,070
Sumitomo Mitsui Financial Group Inc 3.04% 7/16/2029	3,000,000	2,907,149
Sumitomo Mitsui Financial Group Inc 3.05% 1/14/2042	4,100,000	3,208,450
Sumitomo Mitsui Financial Group Inc 3.544% 1/17/2028	4,800,000	4,776,748
Sumitomo Mitsui Financial Group Inc 5.046% 1/15/2037 (d)	6,000,000	6,072,627
Sumitomo Mitsui Financial Group Inc 5.24% 4/15/2030	3,000,000	3,131,019
Sumitomo Mitsui Financial Group Inc 5.246% 7/8/2036 (d)	3,500,000	3,621,062
Sumitomo Mitsui Financial Group Inc 5.52% 1/13/2028	10,200,000	10,515,713
Sumitomo Mitsui Financial Group Inc 5.558% 7/9/2034	1,680,000	1,778,527
Sumitomo Mitsui Financial Group Inc 5.776% 7/13/2033	4,000,000	4,301,276
		164,299,345
Capital Markets - 0.0%
Nomura Holdings Inc 1.653% 7/14/2026	1,000,000	991,683
Nomura Holdings Inc 2.172% 7/14/2028	1,300,000	1,244,136
Nomura Holdings Inc 3.103% 1/16/2030	6,459,000	6,195,615
Nomura Holdings Inc 5.386% 7/6/2027	2,600,000	2,644,970
Nomura Holdings Inc 5.783% 7/3/2034	2,700,000	2,872,579
Nomura Holdings Inc 6.07% 7/12/2028	1,000,000	1,044,920
Nomura Holdings Inc 6.181% 1/18/2033	1,000,000	1,089,981
		16,083,884
TOTAL FINANCIALS		180,383,229
Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2.05% 3/31/2030	7,010,000	6,472,894
Takeda Pharmaceutical Co Ltd 3.025% 7/9/2040	3,356,000	2,620,749
Takeda Pharmaceutical Co Ltd 3.175% 7/9/2050	300,000	205,789
Takeda Pharmaceutical Co Ltd 5.3% 7/5/2034	2,000,000	2,085,450
Takeda Pharmaceutical Co Ltd 5.65% 7/5/2044	2,600,000	2,657,831
Takeda Pharmaceutical Co Ltd 5.8% 7/5/2064	1,600,000	1,615,352
TOTAL HEALTH CARE		15,658,065
TOTAL JAPAN		205,692,391
KOREA (SOUTH) - 0.1%
Financials - 0.1%
Banks - 0.1%
Export-Import Bank of Korea 1.125% 12/29/2026	2,000,000	1,959,486
Export-Import Bank of Korea 2.5% 6/29/2041	1,660,000	1,269,555
Export-Import Bank of Korea 3.875% 1/13/2031	1,200,000	1,209,292
Export-Import Bank of Korea 4% 9/11/2029	1,400,000	1,417,988
Export-Import Bank of Korea 4.375% 1/13/2036	1,200,000	1,207,995
Export-Import Bank of Korea 5.125% 9/18/2033	4,000,000	4,267,103
Export-Import Bank of Korea 5.25% 1/14/2035	1,700,000	1,824,199
Korea Development Bank/The 1.625% 1/19/2031	2,750,000	2,495,742
Korea Development Bank/The 2% 10/25/2031	4,500,000	4,102,069
Korea Development Bank/The 4% 1/28/2031	6,000,000	6,076,007

TOTAL KOREA (SOUTH)		25,829,436
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 6.35% 6/17/2054	1,400,000	1,503,934
ArcelorMittal SA 6.8% 11/29/2032	3,500,000	3,972,279

TOTAL LUXEMBOURG		5,476,213
MEXICO - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV 3.625% 4/22/2029	1,903,000	1,875,150
America Movil SAB de CV 4.375% 7/16/2042	2,510,000	2,237,263
America Movil SAB de CV 6.125% 11/15/2037	1,491,000	1,631,303
TOTAL COMMUNICATION SERVICES		5,743,716
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 5.25% 11/8/2042	1,029,000	1,006,773
Southern Copper Corp 5.875% 4/23/2045	3,510,000	3,662,510
Southern Copper Corp 7.5% 7/27/2035	1,400,000	1,663,704
TOTAL MATERIALS		6,332,987
TOTAL MEXICO		12,076,703
MULTI-NATIONAL - 0.6%
Financials - 0.6%
Banks - 0.4%
African Development Bank 4.125% 1/22/2036	3,740,000	3,770,186
Asian Development Bank 0.75% 10/8/2030	3,000,000	2,647,866
Asian Development Bank 1.875% 1/24/2030	8,574,000	8,070,753
Asian Development Bank 2.5% 11/2/2027	1,195,000	1,176,898
Asian Development Bank 2.625% 1/12/2027	1,158,000	1,148,477
Asian Development Bank 2.75% 1/19/2028	11,074,000	10,937,495
Asian Development Bank 4% 1/12/2033	6,100,000	6,188,340
Asian Development Bank 4.25% 1/14/2036	7,720,000	7,877,918
Asian Development Bank 4.375% 3/6/2029	10,890,000	11,182,266
Corp Andina de Fomento 4.125% 1/7/2028	1,583,000	1,593,858
Corp Andina de Fomento 5% 1/22/2030	700,000	729,409
Corp Andina de Fomento 5% 1/24/2029	3,930,000	4,069,526
European Investment Bank 0.75% 9/23/2030	7,250,000	6,410,186
European Investment Bank 0.875% 5/17/2030	1,760,000	1,579,396
European Investment Bank 1.25% 2/14/2031	6,300,000	5,646,314
European Investment Bank 2.375% 5/24/2027	713,000	703,806
European Investment Bank 3.625% 7/15/2030	16,270,000	16,345,631
European Investment Bank 3.75% 2/14/2033	9,300,000	9,296,187
European Investment Bank 3.75% 3/13/2031	7,500,000	7,558,496
European Investment Bank 4.125% 2/13/2034	3,000,000	3,058,705
Inter-American Development Bank 2.25% 6/18/2029	3,189,000	3,069,746
Inter-American Development Bank 2.375% 7/7/2027	1,200,000	1,183,135
Inter-American Development Bank 3.125% 9/18/2028	17,330,000	17,206,079
Inter-American Development Bank 4.125% 1/23/2036	6,900,000	6,955,694
Inter-American Development Bank 4.375% 1/24/2044	2,313,000	2,230,812
Inter-American Development Bank 4.5% 9/13/2033	4,500,000	4,699,593
		145,336,772
Financial Services - 0.2%
International Bank for Reconstruction & Development 0.75% 8/26/2030	8,100,000	7,174,719
International Bank for Reconstruction & Development 0.875% 5/14/2030	3,108,000	2,789,317
International Bank for Reconstruction & Development 4% 1/10/2031	14,200,000	14,480,318
International Bank for Reconstruction & Development 4% 7/25/2030	8,500,000	8,665,738
International Bank for Reconstruction & Development 4.5% 6/26/2028	10,500,000	10,522,176
International Bank for Reconstruction & Development 4.75% 11/14/2033	11,300,000	11,989,462
International Finance Corp 0.75% 8/27/2030	2,100,000	1,858,574
		57,480,304
TOTAL MULTI-NATIONAL		202,817,076
NETHERLANDS - 0.1%
Financials - 0.1%
Banks - 0.1%
Cooperatieve Rabobank UA 3.75% 7/21/2026	3,431,000	3,426,461
Cooperatieve Rabobank UA 5.25% 5/24/2041	1,635,000	1,655,377
Cooperatieve Rabobank UA 5.75% 12/1/2043	1,590,000	1,620,337
Cooperatieve Rabobank UA/NY 3.743% 1/14/2028	3,000,000	3,004,598
Cooperatieve Rabobank UA/NY 4.16% 1/14/2031	5,000,000	5,036,447
Cooperatieve Rabobank UA/NY 4.8% 1/9/2029	3,700,000	3,801,434
ING Groep NV 1.726% 4/1/2027 (d)	2,300,000	2,295,643
ING Groep NV 2.727% 4/1/2032 (d)	2,300,000	2,136,391
ING Groep NV 4.017% 3/28/2028 (d)	1,800,000	1,801,312
ING Groep NV 4.252% 3/28/2033 (d)	1,000,000	990,380
ING Groep NV 5.066% 3/25/2031 (d)	3,000,000	3,092,904
ING Groep NV 5.525% 3/25/2036 (d)	1,500,000	1,571,370
ING Groep NV 5.55% 3/19/2035 (d)	3,200,000	3,354,335
TOTAL FINANCIALS		33,786,989
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	2,200,000	1,987,407
NXP BV / NXP Funding LLC / NXP USA Inc 3.25% 5/11/2041	1,700,000	1,307,615
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 6/18/2029	4,080,000	4,104,095
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	1,920,000	1,961,277
NXP BV / NXP Funding LLC 5.55% 12/1/2028	1,300,000	1,345,389
TOTAL INFORMATION TECHNOLOGY		10,705,783
TOTAL NETHERLANDS		44,492,772
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 2.375% 5/22/2030	2,880,000	2,706,995
Equinor ASA 3.125% 4/6/2030	3,353,000	3,250,601
Equinor ASA 3.25% 11/18/2049	1,250,000	892,528
Equinor ASA 3.625% 9/10/2028	2,153,000	2,153,582
Equinor ASA 3.7% 4/6/2050	3,000,000	2,324,658
Equinor ASA 3.95% 5/15/2043	1,000,000	850,737
Equinor ASA 4.25% 6/2/2028	2,000,000	2,021,384
Equinor ASA 4.75% 11/14/2035	1,280,000	1,288,001
Equinor ASA 5.1% 8/17/2040	356,000	357,694

TOTAL NORWAY		15,846,180
SPAIN - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 4.103% 3/8/2027	2,388,000	2,390,098
Telefonica Emisiones SA 4.665% 3/6/2038	1,050,000	976,202
Telefonica Emisiones SA 5.213% 3/8/2047	3,871,000	3,483,979
Telefonica Emisiones SA 5.52% 3/1/2049	1,600,000	1,494,852
Telefonica Emisiones SA 7.045% 6/20/2036	2,064,000	2,335,818
Telefonica Europe BV 8.25% 9/15/2030	1,000,000	1,155,863
TOTAL COMMUNICATION SERVICES		11,836,812
Financials - 0.2%
Banks - 0.2%
Banco Bilbao Vizcaya Argentaria SA 4.15% 3/3/2029	2,400,000	2,400,527
Banco Bilbao Vizcaya Argentaria SA 5.127% 3/3/2036	1,400,000	1,391,832
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (d)	1,400,000	1,497,323
Banco Bilbao Vizcaya Argentaria SA 6.138% 9/14/2028 (d)	1,400,000	1,445,549
Banco Bilbao Vizcaya Argentaria SA 7.883% 11/15/2034 (d)	600,000	700,891
Banco Santander SA 1.722% 9/14/2027 (d)	7,200,000	7,113,867
Banco Santander SA 2.749% 12/3/2030	1,400,000	1,286,531
Banco Santander SA 2.958% 3/25/2031	4,400,000	4,117,245
Banco Santander SA 3.225% 11/22/2032 (d)	1,000,000	922,408
Banco Santander SA 3.8% 2/23/2028	1,000,000	996,032
Banco Santander SA 4.175% 3/24/2028 (d)	1,000,000	1,000,356
Banco Santander SA 4.25% 4/11/2027	2,600,000	2,606,814
Banco Santander SA 5.294% 8/18/2027	11,400,000	11,600,716
Banco Santander SA 5.538% 3/14/2030 (d)	2,800,000	2,909,141
Banco Santander SA 5.565% 1/17/2030	400,000	419,327
Banco Santander SA 6.033% 1/17/2035	1,200,000	1,293,113
Banco Santander SA 6.35% 3/14/2034	1,400,000	1,511,698
Banco Santander SA 6.921% 8/8/2033	2,200,000	2,446,707
TOTAL FINANCIALS		45,660,077
TOTAL SPAIN		57,496,889
SWEDEN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Svensk Exportkredit AB 4.875% 10/4/2030	5,000,000	5,248,507
SWITZERLAND - 0.0%
Financials - 0.0%
Banks - 0.0%
UBS AG/London 4.5% 6/26/2048	2,500,000	2,206,520
Capital Markets - 0.0%
UBS Group AG 4.875% 5/15/2045	3,199,000	2,986,914
TOTAL FINANCIALS		5,193,434
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Tyco Electronics Group SA 2.5% 2/4/2032	1,500,000	1,365,514
Tyco Electronics Group SA 4.5% 2/9/2031	1,300,000	1,323,034
Tyco Electronics Group SA 4.875% 2/9/2036	1,500,000	1,523,728
Tyco Electronics Group SA 7.125% 10/1/2037	441,000	525,150
TOTAL INFORMATION TECHNOLOGY		4,737,426
TOTAL SWITZERLAND		9,930,860
UNITED KINGDOM - 0.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
British Telecommunications PLC 9.625% 12/15/2030 (g)	3,618,000	4,426,405
Media - 0.0%
RELX Capital Inc 3% 5/22/2030	500,000	477,069
RELX Capital Inc 4% 3/18/2029 (e)	3,200,000	3,198,952
RELX Capital Inc 5.25% 3/27/2035	1,000,000	1,029,695
		4,705,716
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 4.375% 5/30/2028	6,205,000	6,304,776
Vodafone Group PLC 5% 5/30/2038	701,000	704,026
Vodafone Group PLC 5.125% 6/19/2059	3,600,000	3,259,407
Vodafone Group PLC 5.25% 5/30/2048	2,907,000	2,746,584
Vodafone Group PLC 5.75% 2/10/2063	1,000,000	969,247
Vodafone Group PLC 5.75% 6/28/2054	2,220,000	2,189,866
Vodafone Group PLC 6.15% 2/27/2037	638,000	703,453
		16,877,359
TOTAL COMMUNICATION SERVICES		26,009,480
Consumer Staples - 0.2%
Beverages - 0.0%
Diageo Capital PLC 2% 4/29/2030	2,600,000	2,395,408
Diageo Capital PLC 5.875% 9/30/2036	2,300,000	2,513,918
Diageo Investment Corp 5.156% 8/15/2030	6,800,000	7,076,909
		11,986,235
Food Products - 0.0%
Unilever Capital Corp 1.375% 9/14/2030	3,597,000	3,246,729
Unilever Capital Corp 1.75% 8/12/2031	4,100,000	3,652,794
		6,899,523
Tobacco - 0.2%
BAT Capital Corp 2.259% 3/25/2028	5,200,000	5,030,100
BAT Capital Corp 3.462% 9/6/2029	3,400,000	3,337,968
BAT Capital Corp 3.557% 8/15/2027	3,773,000	3,753,680
BAT Capital Corp 4.39% 8/15/2037	3,200,000	2,988,800
BAT Capital Corp 4.54% 8/15/2047	6,083,000	5,134,303
BAT Capital Corp 4.625% 3/22/2033	2,820,000	2,831,860
BAT Capital Corp 4.7% 4/2/2027	2,000,000	2,013,560
BAT Capital Corp 4.758% 9/6/2049 (e)	2,900,000	2,499,336
BAT Capital Corp 4.906% 4/2/2030	2,700,000	2,774,418
BAT Capital Corp 5.625% 8/15/2035 (e)	3,000,000	3,163,740
BAT Capital Corp 6.421% 8/2/2033	3,000,000	3,336,785
BAT International Finance PLC 1.668% 3/25/2026	1,000,000	998,457
BAT International Finance PLC 5.931% 2/2/2029	2,460,000	2,591,450
Reynolds American Inc 5.7% 8/15/2035	1,000,000	1,055,215
Reynolds American Inc 5.85% 8/15/2045 (e)	756,000	759,423
Reynolds American Inc 7.25% 6/15/2037	1,287,000	1,506,723
		43,775,818
TOTAL CONSUMER STAPLES		62,661,576
Financials - 0.6%
Banks - 0.6%
Barclays PLC 2.279% 11/24/2027 (d)	6,857,000	6,764,979
Barclays PLC 2.894% 11/24/2032 (d)	4,700,000	4,307,844
Barclays PLC 3.33% 11/24/2042 (d)	1,000,000	777,202
Barclays PLC 3.564% 9/23/2035 (d)	2,000,000	1,904,955
Barclays PLC 4.476% 11/11/2029 (d)	2,000,000	2,015,479
Barclays PLC 4.521% 2/24/2032 (d)	300,000	300,664
Barclays PLC 4.836% 5/9/2028	1,711,000	1,723,917
Barclays PLC 4.95% 1/10/2047	3,320,000	3,104,652
Barclays PLC 4.972% 5/16/2029 (d)	759,000	772,516
Barclays PLC 5.088% 6/20/2030 (d)	1,000,000	1,019,922
Barclays PLC 5.2% 5/12/2026	2,580,000	2,585,645
Barclays PLC 5.207% 2/24/2037 (d)	1,000,000	999,056
Barclays PLC 5.25% 8/17/2045	998,000	975,238
Barclays PLC 5.367% 2/25/2031 (d)	2,400,000	2,491,269
Barclays PLC 5.501% 8/9/2028 (d)	1,080,000	1,101,120
Barclays PLC 5.69% 3/12/2030 (d)	6,900,000	7,193,259
Barclays PLC 5.785% 2/25/2036 (d)	2,900,000	3,038,206
Barclays PLC 5.829% 5/9/2027 (d)	2,000,000	2,006,442
Barclays PLC 5.86% 8/11/2046 (d)	1,400,000	1,445,658
Barclays PLC 6.036% 3/12/2055 (d)	300,000	323,046
Barclays PLC 6.224% 5/9/2034 (d)	1,800,000	1,947,515
Barclays PLC 6.49% 9/13/2029 (d)	3,000,000	3,168,367
Barclays PLC 7.119% 6/27/2034 (d)	1,900,000	2,133,671
Barclays PLC 7.437% 11/2/2033 (d)	5,400,000	6,197,915
HSBC Holdings PLC 2.013% 9/22/2028 (d)	1,800,000	1,746,090
HSBC Holdings PLC 2.206% 8/17/2029 (d)	5,590,000	5,345,047
HSBC Holdings PLC 2.804% 5/24/2032 (d)	5,730,000	5,292,406
HSBC Holdings PLC 2.848% 6/4/2031 (d)	1,800,000	1,699,755
HSBC Holdings PLC 2.871% 11/22/2032 (d)	3,500,000	3,219,904
HSBC Holdings PLC 4.619% 11/6/2031 (d)	6,500,000	6,574,475
HSBC Holdings PLC 4.762% 3/29/2033 (d)	2,100,000	2,103,007
HSBC Holdings PLC 5.13% 3/3/2031 (d)	1,900,000	1,960,470
HSBC Holdings PLC 5.24% 5/13/2031 (d)	2,800,000	2,900,704
HSBC Holdings PLC 5.25% 3/14/2044	1,654,000	1,624,904
HSBC Holdings PLC 5.45% 3/3/2036 (d)	1,900,000	1,975,915
HSBC Holdings PLC 5.597% 5/17/2028 (d)	3,200,000	3,258,529
HSBC Holdings PLC 5.719% 3/4/2035 (d)	500,000	531,445
HSBC Holdings PLC 5.741% 9/10/2036 (d)	1,000,000	1,035,214
HSBC Holdings PLC 5.79% 5/13/2036 (d)	3,160,000	3,359,119
HSBC Holdings PLC 5.887% 8/14/2027 (d)	6,300,000	6,353,570
HSBC Holdings PLC 6.1% 1/14/2042	1,400,000	1,529,565
HSBC Holdings PLC 6.254% 3/9/2034 (d)	6,200,000	6,778,174
HSBC Holdings PLC 6.332% 3/9/2044 (d)	4,300,000	4,748,555
HSBC Holdings PLC 6.5% 5/2/2036	807,000	877,486
HSBC Holdings PLC 6.5% 9/15/2037	2,564,000	2,806,356
HSBC Holdings PLC 6.8% 6/1/2038	5,300,000	5,958,580
HSBC Holdings PLC 7.39% 11/3/2028 (d)	4,700,000	4,952,246
HSBC Holdings PLC 7.399% 11/13/2034 (d)	2,100,000	2,404,875
HSBC Holdings PLC 8.113% 11/3/2033 (d)	3,700,000	4,370,289
Lloyds Banking Group PLC 1.627% 5/11/2027 (d)	3,600,000	3,582,814
Lloyds Banking Group PLC 4.344% 1/9/2048	2,674,000	2,264,783
Lloyds Banking Group PLC 4.375% 3/22/2028	4,000,000	4,032,323
Lloyds Banking Group PLC 4.65% 3/24/2026	1,533,000	1,533,554
Lloyds Banking Group PLC 4.818% 6/13/2029 (d)	3,000,000	3,050,774
Lloyds Banking Group PLC 4.943% 11/4/2036 (d)	2,000,000	1,988,597
Lloyds Banking Group PLC 4.976% 8/11/2033 (d)	2,500,000	2,562,405
Lloyds Banking Group PLC 5.087% 11/26/2028 (d)	1,200,000	1,222,168
Lloyds Banking Group PLC 5.59% 11/26/2035 (d)	1,300,000	1,367,569
Lloyds Banking Group PLC 5.668% 2/10/2047 (d)	2,000,000	2,020,569
Lloyds Banking Group PLC 5.721% 6/5/2030 (d)	3,100,000	3,255,064
Lloyds Banking Group PLC 5.871% 3/6/2029 (d)	4,000,000	4,146,081
Lloyds Banking Group PLC 6.068% 6/13/2036 (d)	2,042,000	2,146,680
Lloyds Banking Group PLC 7.953% 11/15/2033 (d)	1,900,000	2,229,759
NatWest Group PLC 4.445% 5/8/2030 (d)	252,000	254,118
NatWest Group PLC 4.8% 4/5/2026	1,176,000	1,176,740
NatWest Group PLC 4.892% 5/18/2029 (d)	2,600,000	2,647,138
NatWest Group PLC 4.964% 8/15/2030 (d)	6,100,000	6,253,763
NatWest Group PLC 5.778% 3/1/2035 (d)	2,300,000	2,446,466
NatWest Group PLC 5.808% 9/13/2029 (d)	2,100,000	2,187,962
NatWest Group PLC 5.847% 3/2/2027 (d)	2,120,000	2,120,000
Santander UK Group Holdings PLC 4.32% 9/22/2029 (d)	1,800,000	1,806,253
Santander UK Group Holdings PLC 5.136% 9/22/2036 (d)	1,500,000	1,502,688
Santander UK Group Holdings PLC 6.534% 1/10/2029 (d)	5,600,000	5,842,557
TOTAL FINANCIALS		203,346,042
Health Care - 0.0%
Pharmaceuticals - 0.0%
Astrazeneca Finance LLC 2.25% 5/28/2031 (e)	2,100,000	1,924,927
Astrazeneca Finance LLC 4.6% 3/2/2036	5,000,000	5,005,081
Astrazeneca Finance LLC 4.875% 3/3/2033	4,700,000	4,890,334
Astrazeneca PLC 4.375% 11/16/2045	1,344,000	1,203,023
Astrazeneca PLC 4.375% 8/17/2048	2,246,000	1,990,219
Astrazeneca PLC 6.45% 9/15/2037	579,000	664,124
TOTAL HEALTH CARE		15,677,708
Utilities - 0.0%
Multi-Utilities - 0.0%
National Grid PLC 5.418% 1/11/2034	500,000	522,541
National Grid PLC 5.809% 6/12/2033	1,300,000	1,390,714
TOTAL UTILITIES		1,913,255
TOTAL UNITED KINGDOM		309,608,061
UNITED STATES - 22.8%
Communication Services - 1.9%
Diversified Telecommunication Services - 0.9%
AT&T Inc 1.65% 2/1/2028	8,000,000	7,671,641
AT&T Inc 2.25% 2/1/2032	3,000,000	2,679,303
AT&T Inc 2.55% 12/1/2033 (e)	7,900,000	6,851,454
AT&T Inc 2.75% 6/1/2031	3,650,000	3,400,933
AT&T Inc 2.95% 7/15/2026	1,425,000	1,419,384
AT&T Inc 3.5% 6/1/2041	15,600,000	12,519,391
AT&T Inc 3.55% 9/15/2055	14,021,000	9,492,506
AT&T Inc 3.65% 6/1/2051	5,750,000	4,120,127
AT&T Inc 3.65% 9/15/2059	12,327,000	8,297,154
AT&T Inc 3.8% 2/15/2027	1,604,000	1,603,223
AT&T Inc 3.85% 6/1/2060	2,670,000	1,864,573
AT&T Inc 4.3% 2/15/2030	18,240,000	18,413,100
AT&T Inc 4.35% 3/1/2029	3,665,000	3,706,240
AT&T Inc 4.35% 6/15/2045	1,141,000	959,416
AT&T Inc 4.5% 3/9/2048	1,460,000	1,225,514
AT&T Inc 4.65% 6/1/2044	1,403,000	1,239,083
AT&T Inc 4.9% 11/1/2035	6,750,000	6,763,248
AT&T Inc 5.45% 3/1/2047	1,500,000	1,440,012
AT&T Inc 5.85% 4/30/2046	4,750,000	4,794,510
AT&T Inc 6% 4/30/2056	1,500,000	1,512,945
AT&T Inc 6.05% 8/15/2056	4,040,000	4,112,114
Comcast Corp 1.95% 1/15/2031	10,490,000	9,483,770
Comcast Corp 2.35% 1/15/2027	4,242,000	4,188,596
Comcast Corp 2.65% 2/1/2030	12,500,000	11,898,384
Comcast Corp 2.887% 11/1/2051	4,521,000	2,729,051
Comcast Corp 2.937% 11/1/2056	23,249,000	13,558,155
Comcast Corp 2.987% 11/1/2063	6,882,000	3,834,938
Comcast Corp 3.3% 2/1/2027	5,722,000	5,698,947
Comcast Corp 3.4% 4/1/2030	6,950,000	6,798,156
Comcast Corp 3.45% 2/1/2050	2,000,000	1,375,986
Comcast Corp 3.9% 3/1/2038 (e)	2,000,000	1,778,607
Comcast Corp 3.969% 11/1/2047	926,000	713,429
Comcast Corp 4% 3/1/2048	2,139,000	1,648,758
Comcast Corp 4.25% 10/15/2030 (e)	5,000,000	5,043,835
Comcast Corp 4.65% 2/15/2033 (e)	6,600,000	6,705,172
Comcast Corp 4.75% 3/1/2044	2,100,000	1,878,273
Comcast Corp 5.168% 1/15/2037 (f)	2,100,000	2,114,417
Comcast Corp 5.3% 5/15/2035 (e)	2,920,000	3,055,297
Comcast Corp 5.35% 5/15/2053 (e)	2,000,000	1,842,190
Comcast Corp 6.05% 5/15/2055 (e)	2,100,000	2,150,304
Comcast Corp 6.45% 3/15/2037	1,000,000	1,115,932
Sprint Capital Corp 8.75% 3/15/2032	3,700,000	4,522,743
Verizon Communications Inc 1.5% 9/18/2030 (e)	3,600,000	3,218,387
Verizon Communications Inc 1.68% 10/30/2030	5,598,000	5,022,446
Verizon Communications Inc 1.75% 1/20/2031	3,900,000	3,487,483
Verizon Communications Inc 2.1% 3/22/2028	12,900,000	12,465,236
Verizon Communications Inc 2.355% 3/15/2032	7,035,000	6,282,193
Verizon Communications Inc 2.55% 3/21/2031	4,000,000	3,700,981
Verizon Communications Inc 2.987% 10/30/2056	10,153,000	6,188,506
Verizon Communications Inc 3.15% 3/22/2030 (e)	6,172,000	5,973,171
Verizon Communications Inc 3.55% 3/22/2051	11,000,000	7,971,329
Verizon Communications Inc 3.7% 3/22/2061	1,140,000	788,646
Verizon Communications Inc 3.875% 3/1/2052	13,000,000	9,810,373
Verizon Communications Inc 4.016% 12/3/2029 (e)	10,000,000	10,014,625
Verizon Communications Inc 4.125% 3/16/2027	925,000	928,299
Verizon Communications Inc 4.272% 1/15/2036 (e)	9,027,000	8,584,050
Verizon Communications Inc 4.4% 11/1/2034	673,000	659,658
Verizon Communications Inc 4.75% 11/1/2041 (e)	178,000	166,353
Verizon Communications Inc 5% 1/15/2036	14,000,000	14,061,899
Verizon Communications Inc 5.012% 4/15/2049	205,000	186,854
Verizon Communications Inc 5.012% 8/21/2054	2,238,000	1,997,216
Verizon Communications Inc 5.5% 3/16/2047	572,000	563,642
Verizon Communications Inc 5.875% 11/30/2045	1,600,000	1,617,398
Verizon Communications Inc 5.875% 11/30/2055	2,800,000	2,818,746
		302,728,302
Entertainment - 0.1%
Netflix Inc 4.9% 8/15/2034 (e)	6,590,000	6,797,204
Walt Disney Co/The 2% 9/1/2029	77,000	72,633
Walt Disney Co/The 2.65% 1/13/2031 (e)	18,100,000	17,142,224
Walt Disney Co/The 2.75% 9/1/2049	4,076,000	2,631,475
Walt Disney Co/The 3.5% 5/13/2040	1,000,000	847,689
Walt Disney Co/The 3.6% 1/13/2051 (e)	3,600,000	2,704,904
Walt Disney Co/The 3.8% 5/13/2060 (e)	4,400,000	3,259,694
Walt Disney Co/The 4% 3/14/2031	3,000,000	3,006,216
Walt Disney Co/The 4.7% 3/23/2050 (e)	2,257,000	2,036,761
Walt Disney Co/The 5.4% 10/1/2043	691,000	703,889
Walt Disney Co/The 6.15% 2/15/2041	1,872,000	2,065,291
Walt Disney Co/The 6.15% 3/1/2037 (e)	705,000	792,770
		42,060,750
Interactive Media & Services - 0.4%
Alphabet Inc 1.1% 8/15/2030	2,700,000	2,406,164
Alphabet Inc 1.9% 8/15/2040	1,792,000	1,237,849
Alphabet Inc 2.05% 8/15/2050	5,300,000	2,923,987
Alphabet Inc 3.7% 2/15/2029	5,800,000	5,805,614
Alphabet Inc 3.875% 11/15/2028	9,920,000	9,992,281
Alphabet Inc 4.1% 11/15/2030	4,500,000	4,540,820
Alphabet Inc 4.1% 2/15/2031	8,300,000	8,354,641
Alphabet Inc 4.7% 11/15/2035	4,800,000	4,860,277
Alphabet Inc 4.8% 2/15/2036	8,600,000	8,741,257
Alphabet Inc 5.45% 11/15/2055	12,290,000	12,216,087
Alphabet Inc 5.65% 2/15/2056	8,000,000	8,186,063
Meta Platforms Inc 3.5% 8/15/2027	3,600,000	3,596,720
Meta Platforms Inc 3.85% 8/15/2032	1,600,000	1,566,696
Meta Platforms Inc 4.2% 11/15/2030	5,560,000	5,608,898
Meta Platforms Inc 4.3% 8/15/2029	3,200,000	3,251,539
Meta Platforms Inc 4.45% 8/15/2052	6,000,000	4,925,008
Meta Platforms Inc 4.6% 11/15/2032	4,300,000	4,372,123
Meta Platforms Inc 4.6% 5/15/2028	1,000,000	1,019,928
Meta Platforms Inc 4.65% 8/15/2062	1,700,000	1,381,426
Meta Platforms Inc 4.75% 8/15/2034 (e)	8,300,000	8,428,470
Meta Platforms Inc 4.875% 11/15/2035	4,300,000	4,342,816
Meta Platforms Inc 4.95% 5/15/2033	3,000,000	3,104,573
Meta Platforms Inc 5.4% 8/15/2054	1,500,000	1,416,202
Meta Platforms Inc 5.5% 11/15/2045	4,300,000	4,248,230
Meta Platforms Inc 5.6% 5/15/2053 (e)	2,400,000	2,336,688
Meta Platforms Inc 5.625% 11/15/2055	9,300,000	9,103,075
Meta Platforms Inc 5.75% 11/15/2065	4,300,000	4,189,026
Meta Platforms Inc 5.75% 5/15/2063	3,400,000	3,306,484
		135,462,942
Media - 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032 (e)	5,200,000	4,536,736
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 3/1/2042	3,200,000	2,259,711
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041	7,400,000	5,330,916
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	700,000	451,759
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	3,250,000	3,221,309
Charter Communications Operating LLC / Charter Communications Operating Capital 3.85% 4/1/2061	4,200,000	2,539,804
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	1,961,000	1,959,911
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 12/1/2061	2,040,000	1,364,249
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	3,300,000	3,142,712
Charter Communications Operating LLC / Charter Communications Operating Capital 5.125% 7/1/2049	2,445,000	1,940,530
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	2,900,000	2,417,121
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	2,600,000	2,074,852
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	933,000	812,073
Charter Communications Operating LLC / Charter Communications Operating Capital 5.85% 12/1/2035	1,200,000	1,207,669
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	1,000,000	1,048,080
Charter Communications Operating LLC / Charter Communications Operating Capital 6.384% 10/23/2035	2,397,000	2,503,829
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	2,036,000	1,933,239
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034 (e)	2,500,000	2,658,816
Charter Communications Operating LLC / Charter Communications Operating Capital 6.65% 2/1/2034 (e)	5,000,000	5,310,348
Charter Communications Operating LLC / Charter Communications Operating Capital 6.7% 12/1/2055 (e)	2,300,000	2,243,285
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055 (e)	1,300,000	1,275,423
Fox Corp 3.5% 4/8/2030	2,400,000	2,339,756
Fox Corp 4.709% 1/25/2029	5,050,000	5,126,814
Fox Corp 5.476% 1/25/2039	1,478,000	1,469,805
Fox Corp 5.576% 1/25/2049	1,660,000	1,577,392
Paramount Global 3.375% 2/15/2028	1,880,000	1,816,854
Paramount Global 4.375% 3/15/2043	470,000	296,432
Paramount Global 4.6% 1/15/2045	1,301,000	810,242
Paramount Global 4.95% 1/15/2031	4,800,000	4,479,407
Paramount Global 4.95% 5/19/2050	1,440,000	910,020
Paramount Global 5.85% 9/1/2043	2,611,000	1,934,095
TCI Communications Inc 7.125% 2/15/2028 (e)	7,100,000	7,536,964
Time Warner Cable Enterprises LLC 8.375% 7/15/2033	2,300,000	2,689,455
Time Warner Cable LLC 4.5% 9/15/2042	1,961,000	1,546,471
Time Warner Cable LLC 5.875% 11/15/2040	2,300,000	2,157,421
Time Warner Cable LLC 6.55% 5/1/2037	1,040,000	1,070,588
Time Warner Cable LLC 7.3% 7/1/2038 (e)	713,000	771,606
TWDC Enterprises 18 Corp 3% 7/30/2046	802,000	569,442
TWDC Enterprises 18 Corp 4.125% 6/1/2044	1,016,000	866,567
		88,201,703
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.05% 2/15/2028	2,700,000	2,607,855
T-Mobile USA Inc 2.875% 2/15/2031	3,600,000	3,380,251
T-Mobile USA Inc 3.3% 2/15/2051	7,500,000	5,115,455
T-Mobile USA Inc 3.6% 11/15/2060	3,900,000	2,624,383
T-Mobile USA Inc 3.75% 4/15/2027	10,000,000	9,984,179
T-Mobile USA Inc 3.875% 4/15/2030 (e)	8,450,000	8,385,040
T-Mobile USA Inc 4.625% 1/15/2033	6,290,000	6,335,417
T-Mobile USA Inc 4.7% 1/15/2035	1,920,000	1,909,559
T-Mobile USA Inc 4.95% 11/15/2035	1,000,000	1,009,198
T-Mobile USA Inc 4.95% 3/15/2028	1,000,000	1,020,512
T-Mobile USA Inc 5% 2/15/2036	1,300,000	1,308,346
T-Mobile USA Inc 5.05% 7/15/2033	3,400,000	3,507,196
T-Mobile USA Inc 5.2% 1/15/2033	9,450,000	9,838,387
T-Mobile USA Inc 5.65% 1/15/2053	5,400,000	5,286,095
T-Mobile USA Inc 5.75% 1/15/2054	3,900,000	3,875,232
T-Mobile USA Inc 5.8% 9/15/2062	1,800,000	1,795,648
T-Mobile USA Inc 5.85% 2/15/2056	1,000,000	1,004,036
		68,986,789
TOTAL COMMUNICATION SERVICES		637,440,486
Consumer Discretionary - 1.3%
Automobile Components - 0.0%
Aptiv Swiss Holdings Ltd 3.1% 12/1/2051	3,300,000	2,155,179
Aptiv Swiss Holdings Ltd 4.65% 9/13/2029	11,400,000	11,671,099
Lear Corp 5.25% 5/15/2049 (e)	1,420,000	1,310,693
		15,136,971
Automobiles - 0.4%
American Honda Finance Corp 1.8% 1/13/2031 (e)	2,300,000	2,056,490
American Honda Finance Corp 2.3% 9/9/2026	891,000	883,655
American Honda Finance Corp 4.25% 9/1/2028	1,500,000	1,512,563
American Honda Finance Corp 4.45% 1/8/2031 (e)	1,200,000	1,211,668
American Honda Finance Corp 4.8% 3/5/2030	1,000,000	1,024,098
American Honda Finance Corp 4.85% 10/23/2031	2,020,000	2,077,618
American Honda Finance Corp 4.9% 1/10/2034 (e)	1,500,000	1,523,715
American Honda Finance Corp 5.1% 1/8/2036 (e)	1,300,000	1,310,977
American Honda Finance Corp 5.125% 7/7/2028 (e)	6,300,000	6,467,751
American Honda Finance Corp 5.15% 7/9/2032	2,000,000	2,076,448
American Honda Finance Corp 5.2% 3/5/2035	960,000	982,767
Ford Motor Co 5.291% 12/8/2046 (e)	3,100,000	2,647,125
Ford Motor Co 6.1% 8/19/2032	6,860,000	7,180,507
Ford Motor Co 9.625% 4/22/2030 (e)	6,200,000	7,243,399
General Motors Co 4.2% 10/1/2027	1,000,000	1,002,598
General Motors Co 5% 10/1/2028	248,000	253,056
General Motors Co 5.15% 4/1/2038	1,500,000	1,460,636
General Motors Co 5.2% 4/1/2045	761,000	692,741
General Motors Co 5.4% 10/15/2029 (e)	3,800,000	3,953,864
General Motors Co 5.4% 4/1/2048 (e)	1,800,000	1,657,152
General Motors Co 5.6% 10/15/2032	1,200,000	1,264,369
General Motors Co 5.95% 4/1/2049	2,178,000	2,145,860
General Motors Co 6.6% 4/1/2036 (e)	2,041,000	2,239,664
General Motors Co 6.75% 4/1/2046	3,375,000	3,649,510
General Motors Financial Co Inc 2.35% 2/26/2027	5,700,000	5,610,302
General Motors Financial Co Inc 2.7% 6/10/2031	1,100,000	1,010,714
General Motors Financial Co Inc 2.7% 8/20/2027	1,000,000	981,597
General Motors Financial Co Inc 3.85% 1/5/2028	1,247,000	1,242,935
General Motors Financial Co Inc 4% 10/6/2026	656,000	656,007
General Motors Financial Co Inc 4.35% 1/17/2027	1,425,000	1,427,256
General Motors Financial Co Inc 4.6% 1/8/2031 (e)	2,400,000	2,421,989
General Motors Financial Co Inc 5% 4/9/2027	3,300,000	3,333,546
General Motors Financial Co Inc 5.45% 7/15/2030	4,700,000	4,912,097
General Motors Financial Co Inc 5.45% 9/6/2034	3,400,000	3,489,422
General Motors Financial Co Inc 5.6% 6/18/2031	2,600,000	2,731,891
General Motors Financial Co Inc 5.625% 4/4/2032	3,900,000	4,099,933
General Motors Financial Co Inc 5.65% 1/17/2029	3,507,000	3,637,109
		92,073,029
Broadline Retail - 0.2%
Amazon.com Inc 1.5% 6/3/2030	4,000,000	3,626,059
Amazon.com Inc 2.1% 5/12/2031	3,900,000	3,551,812
Amazon.com Inc 2.5% 6/3/2050	7,197,000	4,359,662
Amazon.com Inc 3.1% 5/12/2051	3,900,000	2,648,457
Amazon.com Inc 3.15% 8/22/2027	8,864,000	8,809,335
Amazon.com Inc 3.3% 4/13/2027	8,600,000	8,570,560
Amazon.com Inc 3.875% 8/22/2037	9,601,000	8,892,265
Amazon.com Inc 3.95% 4/13/2052	2,200,000	1,739,472
Amazon.com Inc 4.05% 8/22/2047	5,346,000	4,422,128
Amazon.com Inc 4.1% 11/20/2030 (e)	11,700,000	11,785,970
Amazon.com Inc 4.1% 4/13/2062	2,800,000	2,167,225
Amazon.com Inc 4.25% 8/22/2057	1,183,000	954,063
Amazon.com Inc 4.8% 12/5/2034	1,069,000	1,108,841
Amazon.com Inc 5.45% 11/20/2055	6,000,000	5,910,583
eBay Inc 1.4% 5/10/2026	2,926,000	2,911,401
eBay Inc 2.7% 3/11/2030	480,000	455,127
eBay Inc 4% 7/15/2042	2,600,000	2,165,190
		74,078,150
Distributors - 0.0%
Genuine Parts Co 6.5% 11/1/2028	5,300,000	5,565,877
Diversified Consumer Services - 0.1%
American University/The 3.672% 4/1/2049	1,000,000	785,769
Cornell University 4.169% 6/15/2030	600,000	609,525
Cornell University 4.733% 6/15/2035	2,700,000	2,758,967
Duke University 2.832% 10/1/2055	850,000	555,814
George Washington University/The 4.126% 9/15/2048	3,000,000	2,527,758
George Washington University/The 4.3% 9/15/2044	356,000	313,854
Massachusetts Institute of Technology 2.989% 7/1/2050	3,250,000	2,259,746
Massachusetts Institute of Technology 3.885% 7/1/2116	504,000	364,015
Massachusetts Institute of Technology 3.959% 7/1/2038	842,000	798,965
Massachusetts Institute of Technology 5.618% 6/1/2055	3,600,000	3,829,964
Northwestern University 3.662% 12/1/2057	2,000,000	1,516,194
Northwestern University 4.643% 12/1/2044	597,000	579,941
President and Fellows of Harvard College 3.15% 7/15/2046	2,500,000	1,890,557
President and Fellows of Harvard College 3.3% 7/15/2056	865,000	609,550
President and Fellows of Harvard College 3.619% 10/1/2037	178,000	162,144
President and Fellows of Harvard College 5.259% 3/15/2036	3,700,000	3,964,056
Trustees of Columbia University in the City of New York/The 4.355% 10/1/2035	1,300,000	1,297,633
Trustees of Princeton University/The 5.7% 3/1/2039	4,178,000	4,576,138
University of Chicago/The 3% 10/1/2052	1,100,000	780,751
University of Notre Dame du Lac 3.438% 2/15/2045	593,000	472,337
University of Southern California 2.945% 10/1/2051	5,000,000	3,368,683
University of Southern California 5.25% 10/1/2111	356,000	342,587
William Marsh Rice University 3.774% 5/15/2055	340,000	266,581
		34,631,529
Hotels, Restaurants & Leisure - 0.2%
Darden Restaurants Inc 6.3% 10/10/2033	1,100,000	1,208,982
Expedia Group Inc 2.95% 3/15/2031	4,240,000	3,939,920
Las Vegas Sands Corp 6.2% 8/15/2034	2,100,000	2,217,512
Marriott International Inc/MD 3.5% 10/15/2032	4,080,000	3,853,613
Marriott International Inc/MD 4.2% 7/15/2027	1,000,000	1,004,153
Marriott International Inc/MD 4.875% 5/15/2029 (e)	2,000,000	2,050,705
Marriott International Inc/MD 5% 10/15/2027	3,000,000	3,047,682
Marriott International Inc/MD 5.25% 10/15/2035	1,850,000	1,895,765
Marriott International Inc/MD 5.35% 3/15/2035	2,280,000	2,368,529
Marriott International Inc/MD 5.5% 4/15/2037 (e)	2,280,000	2,356,179
McDonald's Corp 3.6% 7/1/2030 (e)	1,350,000	1,334,868
McDonald's Corp 3.625% 9/1/2049 (e)	6,943,000	5,234,427
McDonald's Corp 4.4% 2/12/2031 (e)	1,650,000	1,677,141
McDonald's Corp 4.45% 3/1/2047	1,013,000	886,414
McDonald's Corp 4.6% 5/26/2045 (e)	1,000,000	902,064
McDonald's Corp 4.6% 9/9/2032 (e)	3,200,000	3,285,955
McDonald's Corp 4.875% 12/9/2045	968,000	898,220
McDonald's Corp 5.45% 8/14/2053 (e)	2,600,000	2,564,377
McDonald's Corp 6.3% 3/1/2038	1,256,000	1,409,467
Metropolitan Museum of Art/The 3.4% 7/1/2045	535,000	420,399
Starbucks Corp 2.25% 3/12/2030	2,716,000	2,534,498
Starbucks Corp 2.45% 6/15/2026	1,782,000	1,774,325
Starbucks Corp 2.55% 11/15/2030 (e)	1,880,000	1,756,922
Starbucks Corp 3% 2/14/2032	1,200,000	1,120,498
Starbucks Corp 3.5% 11/15/2050	1,700,000	1,229,802
Starbucks Corp 3.5% 3/1/2028 (e)	1,000,000	993,818
Starbucks Corp 4% 11/15/2028	2,547,000	2,556,117
Starbucks Corp 4.3% 6/15/2045 (e)	1,400,000	1,206,283
Starbucks Corp 4.5% 11/15/2048	837,000	720,127
Starbucks Corp 5.4% 5/15/2035 (e)	2,500,000	2,635,627
		59,084,389
Household Durables - 0.0%
DR Horton Inc 1.3% 10/15/2026 (e)	1,700,000	1,673,112
DR Horton Inc 5% 10/15/2034	1,230,000	1,260,680
DR Horton Inc 5.5% 10/15/2035	930,000	978,802
Lennar Corp 5% 6/15/2027	1,700,000	1,712,385
Toll Brothers Finance Corp 4.35% 2/15/2028	1,300,000	1,308,543
		6,933,522
Leisure Products - 0.0%
Brunswick Corp/DE 4.4% 9/15/2032 (e)	1,800,000	1,748,433
Hasbro Inc 3.55% 11/19/2026 (e)	5,340,000	5,321,168
Hasbro Inc 3.9% 11/19/2029	1,100,000	1,090,550
Hasbro Inc 6.05% 5/14/2034 (e)	1,500,000	1,610,673
Hasbro Inc 6.35% 3/15/2040	600,000	648,098
		10,418,922
Specialty Retail - 0.4%
AutoNation Inc 3.85% 3/1/2032	1,800,000	1,717,708
AutoNation Inc 4.45% 1/15/2029	2,200,000	2,216,488
AutoZone Inc 3.75% 6/1/2027	1,034,000	1,031,899
AutoZone Inc 4.75% 8/1/2032	2,000,000	2,029,917
AutoZone Inc 5.1% 7/15/2029 (e)	1,180,000	1,217,607
AutoZone Inc 5.4% 7/15/2034 (e)	1,230,000	1,285,246
Home Depot Inc/The 1.375% 3/15/2031	5,900,000	5,195,746
Home Depot Inc/The 2.375% 3/15/2051	2,500,000	1,453,200
Home Depot Inc/The 2.5% 4/15/2027	3,300,000	3,260,719
Home Depot Inc/The 2.8% 9/14/2027	891,000	879,809
Home Depot Inc/The 2.875% 4/15/2027	5,000,000	4,955,603
Home Depot Inc/The 2.95% 6/15/2029	4,000,000	3,899,938
Home Depot Inc/The 3.125% 12/15/2049	1,483,000	1,026,395
Home Depot Inc/The 3.25% 4/15/2032	5,500,000	5,246,824
Home Depot Inc/The 3.625% 4/15/2052	2,000,000	1,487,248
Home Depot Inc/The 3.9% 12/6/2028	1,027,000	1,032,543
Home Depot Inc/The 3.9% 6/15/2047	1,529,000	1,233,126
Home Depot Inc/The 4.2% 4/1/2043	281,000	247,760
Home Depot Inc/The 4.25% 4/1/2046	584,000	502,760
Home Depot Inc/The 4.5% 12/6/2048	4,879,000	4,272,693
Home Depot Inc/The 4.65% 9/15/2035 (e)	5,150,000	5,155,783
Home Depot Inc/The 4.75% 6/25/2029 (e)	2,240,000	2,306,812
Home Depot Inc/The 4.875% 2/15/2044	513,000	487,901
Home Depot Inc/The 5.3% 6/25/2054 (e)	4,420,000	4,285,727
Home Depot Inc/The 5.875% 12/16/2036	3,154,000	3,451,686
Home Depot Inc/The 5.95% 4/1/2041	1,300,000	1,417,315
Lowe's Cos Inc 1.3% 4/15/2028	2,000,000	1,897,062
Lowe's Cos Inc 1.7% 10/15/2030	3,300,000	2,966,668
Lowe's Cos Inc 3% 10/15/2050	2,500,000	1,623,348
Lowe's Cos Inc 3.65% 4/5/2029	4,409,000	4,373,402
Lowe's Cos Inc 3.7% 4/15/2046	624,000	482,111
Lowe's Cos Inc 3.75% 4/1/2032	1,000,000	968,733
Lowe's Cos Inc 3.95% 10/15/2027	3,000,000	3,009,008
Lowe's Cos Inc 4.05% 5/3/2047	2,050,000	1,650,081
Lowe's Cos Inc 4.25% 3/15/2031	5,400,000	5,418,097
Lowe's Cos Inc 4.55% 4/5/2049	1,688,000	1,445,455
Lowe's Cos Inc 4.65% 4/15/2042 (e)	1,158,000	1,070,133
Lowe's Cos Inc 4.8% 4/1/2026	2,000,000	2,000,303
Lowe's Cos Inc 4.85% 10/15/2035	1,000,000	1,000,642
Lowe's Cos Inc 5% 4/15/2040 (e)	2,280,000	2,248,775
Lowe's Cos Inc 5.125% 4/15/2050	1,200,000	1,100,700
Lowe's Cos Inc 5.15% 7/1/2033 (e)	2,000,000	2,076,931
Lowe's Cos Inc 5.625% 4/15/2053	2,000,000	1,969,889
Lowe's Cos Inc 5.75% 7/1/2053	1,514,000	1,521,107
Lowe's Cos Inc 5.85% 4/1/2063	2,100,000	2,096,764
O'Reilly Automotive Inc 3.9% 6/1/2029 (e)	3,200,000	3,188,915
O'Reilly Automotive Inc 4.7% 6/15/2032	2,300,000	2,341,528
Ross Stores Inc 0.875% 4/15/2026 (e)	1,900,000	1,892,933
TJX Cos Inc/The 1.6% 5/15/2031 (e)	5,125,000	4,564,674
		112,205,712
Textiles, Apparel & Luxury Goods - 0.0%
NIKE Inc 2.85% 3/27/2030	1,110,000	1,067,588
NIKE Inc 3.25% 3/27/2040	4,500,000	3,701,512
NIKE Inc 3.375% 11/1/2046	802,000	603,309
Tapestry Inc 5.1% 3/11/2030 (e)	1,200,000	1,238,993
Tapestry Inc 5.5% 3/11/2035	1,200,000	1,244,712
		7,856,114
TOTAL CONSUMER DISCRETIONARY		417,984,215
Consumer Staples - 1.2%
Beverages - 0.3%
Coca-Cola Co/The 1.65% 6/1/2030 (e)	12,900,000	11,820,863
Coca-Cola Co/The 2.25% 1/5/2032 (e)	5,370,000	4,896,552
Coca-Cola Co/The 2.5% 3/15/2051	1,500,000	922,593
Coca-Cola Co/The 2.5% 6/1/2040	3,700,000	2,813,072
Coca-Cola Co/The 2.6% 6/1/2050	1,500,000	951,015
Coca-Cola Co/The 2.75% 6/1/2060	1,500,000	898,990
Coca-Cola Co/The 5% 5/13/2034	4,700,000	4,952,185
Coca-Cola Co/The 5.2% 1/14/2055	5,140,000	5,052,708
Constellation Brands Inc 2.875% 5/1/2030	2,300,000	2,186,117
Constellation Brands Inc 3.15% 8/1/2029	366,000	355,728
Constellation Brands Inc 3.5% 5/9/2027	1,782,000	1,773,281
Constellation Brands Inc 3.7% 12/6/2026	1,346,000	1,343,476
Constellation Brands Inc 4.5% 5/9/2047	1,400,000	1,205,676
Constellation Brands Inc 4.9% 5/1/2033	3,100,000	3,157,767
Constellation Brands Inc 4.95% 11/1/2035 (e)	2,000,000	2,003,778
Keurig Dr Pepper Inc 3.8% 5/1/2050	2,400,000	1,770,962
Keurig Dr Pepper Inc 4.05% 4/15/2032	4,000,000	3,894,465
Keurig Dr Pepper Inc 4.5% 4/15/2052 (e)	1,000,000	826,751
Keurig Dr Pepper Inc 4.597% 5/25/2028 (e)	3,000,000	3,030,331
Keurig Dr Pepper Inc 5.15% 5/15/2035 (e)	2,700,000	2,735,806
Molson Coors Beverage Co 3% 7/15/2026	3,101,000	3,087,949
Molson Coors Beverage Co 4.2% 7/15/2046 (e)	3,258,000	2,649,286
PepsiCo Inc 1.625% 5/1/2030	3,571,000	3,267,015
PepsiCo Inc 3% 10/15/2027	45,000	44,637
PepsiCo Inc 3.875% 3/19/2060 (e)	2,400,000	1,856,769
PepsiCo Inc 4% 5/2/2047	3,200,000	2,691,259
PepsiCo Inc 4.2% 7/18/2052	2,800,000	2,358,979
PepsiCo Inc 4.25% 10/22/2044	1,069,000	946,553
PepsiCo Inc 4.3% 7/23/2030 (e)	3,200,000	3,264,226
PepsiCo Inc 4.45% 2/15/2033 (e)	5,000,000	5,133,255
PepsiCo Inc 4.45% 4/14/2046	1,034,000	937,247
PepsiCo Inc 4.65% 7/23/2032	4,300,000	4,428,476
PepsiCo Inc 5% 7/23/2035	930,000	963,898
PepsiCo Inc 5.25% 7/17/2054 (e)	570,000	566,719
Pepsico Singapore Financing I Pte Ltd 4.55% 2/16/2029	9,400,000	9,606,013
		98,394,397
Consumer Staples Distribution & Retail - 0.2%
Costco Wholesale Corp 1.375% 6/20/2027	2,000,000	1,943,293
Dollar General Corp 5% 11/1/2032	3,000,000	3,077,912
Dollar Tree Inc 3.375% 12/1/2051	1,000,000	672,370
Kroger Co/The 1.7% 1/15/2031	4,600,000	4,096,202
Kroger Co/The 2.65% 10/15/2026 (e)	508,000	504,273
Kroger Co/The 4.45% 2/1/2047	2,100,000	1,797,792
Kroger Co/The 5% 9/15/2034	1,300,000	1,321,812
Kroger Co/The 5.15% 8/1/2043	485,000	469,095
Kroger Co/The 5.4% 1/15/2049	1,161,000	1,124,183
Kroger Co/The 5.5% 9/15/2054	1,990,000	1,923,740
Kroger Co/The 5.65% 9/15/2064	2,550,000	2,464,774
Sysco Corp 2.4% 2/15/2030	2,300,000	2,163,257
Sysco Corp 2.45% 12/14/2031 (e)	3,100,000	2,815,356
Sysco Corp 3.3% 2/15/2050	1,700,000	1,208,008
Sysco Corp 3.3% 7/15/2026	584,000	582,619
Sysco Corp 5.95% 4/1/2030	5,000,000	5,322,354
Sysco Corp 6.6% 4/1/2040	2,600,000	2,943,797
Target Corp 3.9% 11/15/2047	1,549,000	1,248,954
Target Corp 4% 7/1/2042	1,247,000	1,077,377
Target Corp 5% 4/15/2035 (e)	1,150,000	1,180,455
Target Corp 5.25% 2/15/2036	6,450,000	6,703,229
Walmart Inc 1.8% 9/22/2031 (e)	8,300,000	7,484,188
Walmart Inc 3.625% 12/15/2047	2,215,000	1,765,670
Walmart Inc 3.7% 6/26/2028	2,192,000	2,197,675
Walmart Inc 3.9% 4/15/2028 (e)	2,000,000	2,011,575
Walmart Inc 3.95% 9/9/2027 (e)	2,000,000	2,010,595
Walmart Inc 4.05% 6/29/2048	4,969,000	4,210,603
Walmart Inc 4.1% 4/15/2033	2,000,000	2,013,964
Walmart Inc 4.3% 4/22/2044	1,069,000	983,414
Walmart Inc 4.5% 4/15/2053 (e)	2,800,000	2,502,389
Walmart Inc 5.25% 9/1/2035	1,540,000	1,645,099
Walmart Inc 5.625% 4/1/2040 (e)	356,000	387,131
Walmart Inc 5.625% 4/15/2041	820,000	885,899
Walmart Inc 6.5% 8/15/2037	1,475,000	1,730,887
		74,469,941
Food Products - 0.4%
Archer-Daniels-Midland Co 2.9% 3/1/2032 (e)	2,410,000	2,241,837
Archer-Daniels-Midland Co 3.25% 3/27/2030	6,980,000	6,792,190
Archer-Daniels-Midland Co 4.5% 3/15/2049	1,300,000	1,144,884
Bunge Ltd Finance Corp 2.75% 5/14/2031 (e)	2,000,000	1,860,826
Bunge Ltd Finance Corp 4.2% 9/17/2029	750,000	754,859
Bunge Ltd Finance Corp 4.65% 9/17/2034	750,000	746,924
Campbell's Company/The 4.8% 3/15/2048	2,496,000	2,157,501
Campbell's Company/The 5.4% 3/21/2034 (e)	1,800,000	1,839,534
Conagra Brands Inc 4.85% 11/1/2028	2,429,000	2,463,369
Conagra Brands Inc 5% 8/1/2030 (e)	750,000	765,431
Conagra Brands Inc 5.3% 11/1/2038	2,484,000	2,392,978
Conagra Brands Inc 5.4% 11/1/2048	324,000	290,523
General Mills Inc 2.875% 4/15/2030	2,600,000	2,472,024
General Mills Inc 3% 2/1/2051	803,000	527,109
General Mills Inc 4.2% 4/17/2028	3,066,000	3,076,821
General Mills Inc 4.875% 1/30/2030	2,350,000	2,410,877
General Mills Inc 4.95% 3/29/2033 (e)	3,500,000	3,578,912
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 3% 5/15/2032	2,000,000	1,821,109
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 5.75% 4/1/2033	8,100,000	8,518,090
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.25% 3/1/2056	1,630,000	1,664,420
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.375% 2/25/2055	1,000,000	1,033,179
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.375% 4/15/2066	1,600,000	1,628,576
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 7.25% 11/15/2053	2,100,000	2,401,123
JM Smucker Co 2.375% 3/15/2030	3,800,000	3,557,314
JM Smucker Co 6.5% 11/15/2043	3,700,000	4,038,448
Kellanova 3.25% 4/1/2026 (e)	663,000	662,591
Kellanova 4.3% 5/15/2028	1,069,000	1,079,732
Kellanova 4.5% 4/1/2046	1,300,000	1,168,469
Kraft Heinz Foods Co 3.75% 4/1/2030 (e)	2,900,000	2,858,180
Kraft Heinz Foods Co 3.875% 5/15/2027	18,800,000	18,768,184
Kraft Heinz Foods Co 5% 7/15/2035	1,700,000	1,706,277
Kraft Heinz Foods Co 5.2% 3/15/2032 (e)	6,110,000	6,333,680
Kraft Heinz Foods Co 5.2% 7/15/2045	1,070,000	979,845
Kraft Heinz Foods Co 5.4% 3/15/2035 (e)	1,790,000	1,849,363
Kraft Heinz Foods Co 5.5% 6/1/2050 (e)	2,100,000	1,973,425
Kraft Heinz Foods Co 6.875% 1/26/2039 (e)	3,300,000	3,721,697
McCormick & Co Inc/MD 4.95% 4/15/2033 (e)	1,800,000	1,847,108
Mondelez International Inc 1.875% 10/15/2032 (e)	2,000,000	1,740,486
Mondelez International Inc 2.625% 9/4/2050	1,900,000	1,160,789
Pilgrim's Pride Corp 6.25% 7/1/2033	3,100,000	3,340,985
Tyson Foods Inc 4.35% 3/1/2029	4,604,000	4,647,573
Tyson Foods Inc 5.1% 9/28/2048 (e)	3,036,000	2,856,293
Tyson Foods Inc 5.4% 3/15/2029 (e)	2,800,000	2,904,487
		119,778,022
Household Products - 0.1%
Church & Dwight Co Inc 2.3% 12/15/2031 (e)	3,700,000	3,359,427
Colgate-Palmolive Co 3.7% 8/1/2047	1,200,000	974,898
Colgate-Palmolive Co 4% 8/15/2045 (e)	1,000,000	878,278
Kimberly-Clark Corp 1.05% 9/15/2027	3,500,000	3,367,366
Kimberly-Clark Corp 3.2% 4/25/2029	3,610,000	3,550,434
Kimberly-Clark Corp 3.2% 7/30/2046	445,000	326,989
Kimberly-Clark Corp 6.625% 8/1/2037	1,100,000	1,279,860
Procter & Gamble Co/The 2.8% 3/25/2027	4,860,000	4,817,353
Procter & Gamble Co/The 2.85% 8/11/2027	802,000	794,997
Procter & Gamble Co/The 3% 3/25/2030	8,500,000	8,267,929
Procter & Gamble Co/The 4.35% 11/3/2035	5,000,000	4,993,549
		32,611,080
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The 1.95% 3/15/2031	4,300,000	3,882,063
Estee Lauder Cos Inc/The 4.15% 3/15/2047	1,300,000	1,067,062
Estee Lauder Cos Inc/The 5% 2/14/2034 (e)	1,630,000	1,683,525
Estee Lauder Cos Inc/The 5.15% 5/15/2053	600,000	562,003
Kenvue Inc 4.85% 5/22/2032	1,500,000	1,550,287
Kenvue Inc 4.9% 3/22/2033	1,900,000	1,962,667
Kenvue Inc 5.05% 3/22/2028	1,900,000	1,945,439
Kenvue Inc 5.05% 3/22/2053 (e)	2,900,000	2,704,499
Kenvue Inc 5.1% 3/22/2043	1,200,000	1,179,686
		16,537,231
Tobacco - 0.2%
Altria Group Inc 2.45% 2/4/2032	2,700,000	2,423,152
Altria Group Inc 3.4% 5/6/2030	1,570,000	1,528,706
Altria Group Inc 4% 2/4/2061 (e)	1,700,000	1,251,521
Altria Group Inc 4.25% 8/9/2042	1,744,000	1,480,480
Altria Group Inc 4.5% 8/6/2030 (e)	1,000,000	1,017,427
Altria Group Inc 4.8% 2/14/2029	2,465,000	2,518,499
Altria Group Inc 5.375% 1/31/2044 (e)	1,000,000	969,235
Altria Group Inc 5.625% 2/6/2035	3,050,000	3,206,352
Altria Group Inc 5.8% 2/14/2039	4,740,000	4,942,560
Altria Group Inc 5.95% 2/14/2049	3,554,000	3,600,978
Philip Morris International Inc 3.375% 8/15/2029	2,800,000	2,752,158
Philip Morris International Inc 3.875% 10/27/2028	4,000,000	4,008,665
Philip Morris International Inc 3.875% 8/21/2042	860,000	721,878
Philip Morris International Inc 4% 10/29/2030 (e)	2,100,000	2,097,080
Philip Morris International Inc 4.125% 3/4/2043	5,432,000	4,708,546
Philip Morris International Inc 4.625% 10/29/2035	2,000,000	1,982,589
Philip Morris International Inc 4.625% 11/1/2029	1,440,000	1,473,562
Philip Morris International Inc 4.75% 2/12/2027	16,100,000	16,247,068
Philip Morris International Inc 4.875% 11/15/2043	1,069,000	1,001,394
Philip Morris International Inc 4.875% 2/15/2028	2,200,000	2,243,068
Philip Morris International Inc 4.9% 11/1/2034	1,440,000	1,471,974
Philip Morris International Inc 5.125% 11/17/2027	2,300,000	2,348,291
Philip Morris International Inc 5.375% 2/15/2033	5,400,000	5,701,870
Philip Morris International Inc 5.75% 11/17/2032	1,600,000	1,725,779
Philip Morris International Inc 6.375% 5/16/2038	258,000	290,132
		71,712,964
TOTAL CONSUMER STAPLES		413,503,635
Energy - 1.6%
Energy Equipment & Services - 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047	4,181,000	3,397,662
Baker Hughes Holdings LLC 5.125% 9/15/2040	356,000	353,952
Halliburton Co 2.92% 3/1/2030	3,600,000	3,448,738
Halliburton Co 4.5% 11/15/2041	2,300,000	2,096,625
Halliburton Co 4.85% 11/15/2035	1,700,000	1,699,731
Halliburton Co 5% 11/15/2045	1,344,000	1,235,186
Halliburton Co 6.7% 9/15/2038	2,780,000	3,172,865
Halliburton Co 7.45% 9/15/2039	267,000	322,440
		15,727,199
Oil, Gas & Consumable Fuels - 1.6%
APA Corp 5.25% 2/1/2042	1,230,000	1,083,474
APA Corp 6.1% 2/15/2035	1,400,000	1,466,127
Boardwalk Pipelines LP 4.45% 7/15/2027	4,900,000	4,920,996
BP Capital Markets PLC 3.279% 9/19/2027	670,000	666,254
BP Capital Markets PLC 3.723% 11/28/2028	9,700,000	9,684,653
Cheniere Corpus Christi Holdings LLC 3.7% 11/15/2029	3,730,000	3,678,751
Cheniere Energy Inc 5.65% 4/15/2034	1,900,000	1,997,960
Cheniere Energy Partners LP 4.5% 10/1/2029	7,700,000	7,745,771
Cheniere Energy Partners LP 5.95% 6/30/2033	4,200,000	4,505,264
Chevron Corp 2.236% 5/11/2030	100,000	93,706
Chevron Corp 2.978% 5/11/2040	1,300,000	1,033,094
Chevron Corp 3.078% 5/11/2050	1,300,000	911,135
Chevron USA Inc 4.05% 8/13/2028 (e)	6,600,000	6,667,218
Chevron USA Inc 4.2% 10/15/2049	1,100,000	945,851
Chevron USA Inc 4.95% 8/15/2047	2,459,000	2,388,905
ConocoPhillips 4.875% 10/1/2047	1,400,000	1,281,964
ConocoPhillips 5.9% 5/15/2038	2,200,000	2,380,644
ConocoPhillips 6.5% 2/1/2039	3,342,000	3,814,211
ConocoPhillips Co 4.025% 3/15/2062	2,000,000	1,488,267
ConocoPhillips Co 4.7% 1/15/2030 (e)	1,980,000	2,028,228
ConocoPhillips Co 5% 1/15/2035 (e)	2,370,000	2,438,898
ConocoPhillips Co 5.05% 9/15/2033 (e)	6,500,000	6,765,988
ConocoPhillips Co 5.5% 1/15/2055	2,390,000	2,347,033
ConocoPhillips Co 5.55% 3/15/2054	1,300,000	1,282,375
ConocoPhillips Co 5.95% 3/15/2046	1,069,000	1,128,175
Continental Resources Inc/OK 4.9% 6/1/2044	1,000,000	824,213
Devon Energy Corp 5% 6/15/2045	5,524,000	5,029,309
Devon Energy Corp 5.2% 9/15/2034 (e)	1,000,000	1,025,528
Devon Energy Corp 5.6% 7/15/2041	513,000	513,725
Diamondback Energy Inc 4.25% 3/15/2052	3,500,000	2,804,059
Diamondback Energy Inc 5.15% 1/30/2030	6,200,000	6,431,761
Diamondback Energy Inc 5.4% 4/18/2034 (e)	1,200,000	1,247,861
Diamondback Energy Inc 5.55% 4/1/2035 (e)	1,800,000	1,883,477
Diamondback Energy Inc 5.9% 4/18/2064	2,900,000	2,844,990
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049 (e)	2,300,000	1,724,477
Energy Transfer LP 3.9% 7/15/2026	1,340,000	1,338,258
Energy Transfer LP 4.95% 6/15/2028	1,681,000	1,714,589
Energy Transfer LP 5% 5/15/2044 (d)	1,200,000	1,072,362
Energy Transfer LP 5% 5/15/2050	900,000	769,244
Energy Transfer LP 5.15% 2/1/2043 (e)	1,800,000	1,652,019
Energy Transfer LP 5.15% 3/15/2045	1,425,000	1,288,736
Energy Transfer LP 5.2% 4/1/2030	2,500,000	2,599,823
Energy Transfer LP 5.25% 4/15/2029	3,400,000	3,511,563
Energy Transfer LP 5.3% 4/1/2044	1,034,000	964,731
Energy Transfer LP 5.4% 10/1/2047	980,000	904,310
Energy Transfer LP 5.5% 6/1/2027	9,800,000	9,948,176
Energy Transfer LP 5.7% 4/1/2035	2,500,000	2,626,292
Energy Transfer LP 5.75% 2/15/2033	3,500,000	3,719,791
Energy Transfer LP 5.8% 6/15/2038	5,730,000	5,953,553
Energy Transfer LP 5.95% 10/1/2043	1,000,000	1,007,771
Energy Transfer LP 5.95% 5/15/2054	1,000,000	965,415
Energy Transfer LP 6% 6/15/2048	3,656,000	3,605,925
Energy Transfer LP 6.125% 12/15/2045	4,100,000	4,144,559
Energy Transfer LP 6.25% 4/15/2049	105,000	106,158
Energy Transfer LP 6.3% 1/15/2056	1,750,000	1,770,922
Energy Transfer LP 6.625% 10/15/2036	2,600,000	2,903,447
Enterprise Products Operating LLC 3.125% 7/31/2029	1,000,000	976,853
Enterprise Products Operating LLC 3.2% 2/15/2052	1,700,000	1,143,911
Enterprise Products Operating LLC 3.3% 2/15/2053	4,600,000	3,136,617
Enterprise Products Operating LLC 3.95% 1/31/2060	3,910,000	2,912,958
Enterprise Products Operating LLC 3.95% 2/15/2027	4,613,000	4,615,086
Enterprise Products Operating LLC 4.2% 1/31/2050	2,500,000	2,053,664
Enterprise Products Operating LLC 4.25% 2/15/2048	5,564,000	4,638,438
Enterprise Products Operating LLC 4.6% 1/15/2031	1,000,000	1,022,410
Enterprise Products Operating LLC 4.8% 2/1/2049	265,000	238,284
Enterprise Products Operating LLC 4.85% 3/15/2044	891,000	831,325
Enterprise Products Operating LLC 4.85% 8/15/2042	445,000	419,818
Enterprise Products Operating LLC 4.9% 5/15/2046	763,000	705,983
Enterprise Products Operating LLC 4.95% 2/15/2035	310,000	317,544
Enterprise Products Operating LLC 5.2% 1/15/2036	500,000	515,479
Enterprise Products Operating LLC 5.35% 1/31/2033	3,000,000	3,171,133
Enterprise Products Operating LLC 5.55% 2/16/2055	310,000	306,787
Enterprise Products Operating LLC 5.7% 2/15/2042	356,000	369,489
Enterprise Products Operating LLC 6.45% 9/1/2040	1,000,000	1,123,585
Enterprise Products Operating LLC 7.55% 4/15/2038	356,000	435,116
EOG Resources Inc 5% 7/15/2032	2,000,000	2,075,739
EOG Resources Inc 5.35% 1/15/2036	3,500,000	3,637,339
EOG Resources Inc 5.65% 12/1/2054	1,610,000	1,610,492
EQT Corp 3.9% 10/1/2027	3,700,000	3,693,037
EQT Corp 5.7% 4/1/2028	2,071,000	2,141,265
EQT Corp 7.5% 6/1/2030	3,900,000	4,332,186
Expand Energy Corp 5.375% 3/15/2030	6,300,000	6,395,652
Exxon Mobil Corp 3.452% 4/15/2051	8,400,000	6,157,845
Exxon Mobil Corp 3.482% 3/19/2030	12,700,000	12,527,836
Exxon Mobil Corp 3.567% 3/6/2045	1,186,000	952,331
Exxon Mobil Corp 4.227% 3/19/2040	2,310,000	2,154,472
Hess Corp 4.3% 4/1/2027	2,800,000	2,811,189
Hess Corp 5.6% 2/15/2041	606,000	637,503
Hess Corp 6% 1/15/2040	1,000,000	1,095,883
Hess Corp 7.125% 3/15/2033	2,500,000	2,922,103
HF Sinclair Corp 5.5% 9/1/2032	2,200,000	2,249,562
Kinder Morgan Energy Partners LP 4.7% 11/1/2042	677,000	616,051
Kinder Morgan Energy Partners LP 5% 3/1/2043	178,000	165,953
Kinder Morgan Energy Partners LP 5.4% 9/1/2044	2,700,000	2,608,205
Kinder Morgan Energy Partners LP 5.5% 3/1/2044	1,247,000	1,222,829
Kinder Morgan Energy Partners LP 5.625% 9/1/2041	178,000	179,062
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	535,000	594,106
Kinder Morgan Inc 3.6% 2/15/2051	1,000,000	717,907
Kinder Morgan Inc 4.3% 3/1/2028	1,776,000	1,790,056
Kinder Morgan Inc 5.2% 3/1/2048	885,000	827,914
Kinder Morgan Inc 5.2% 6/1/2033 (e)	6,800,000	7,095,905
Kinder Morgan Inc 5.3% 12/1/2034	1,524,000	1,581,057
Kinder Morgan Inc 5.4% 2/1/2034	3,500,000	3,675,365
Kinder Morgan Inc 5.45% 8/1/2052	300,000	284,653
Kinder Morgan Inc 5.55% 6/1/2045	5,600,000	5,536,913
Kinder Morgan Inc 7.75% 1/15/2032	1,000,000	1,175,546
Kinder Morgan Inc 7.8% 8/1/2031	1,200,000	1,404,295
Marathon Petroleum Corp 4.5% 4/1/2048	3,210,000	2,645,266
Marathon Petroleum Corp 5.15% 3/1/2030	5,440,000	5,638,317
Marathon Petroleum Corp 5.7% 3/1/2035	1,340,000	1,411,445
Marathon Petroleum Corp 6.5% 3/1/2041	178,000	194,852
MPLX LP 4.125% 3/1/2027	1,685,000	1,686,004
MPLX LP 4.7% 4/15/2048	3,476,000	2,931,883
MPLX LP 4.8% 2/15/2029	2,638,000	2,689,023
MPLX LP 4.8% 2/15/2031	2,000,000	2,041,732
MPLX LP 5% 3/1/2033	4,000,000	4,065,867
MPLX LP 5.2% 3/1/2047	2,791,000	2,543,772
MPLX LP 5.4% 9/15/2035	6,300,000	6,433,562
MPLX LP 5.5% 2/15/2049	1,800,000	1,684,992
MPLX LP 5.65% 3/1/2053	3,100,000	2,926,473
Occidental Petroleum Corp 4.4% 4/15/2046	1,000,000	818,355
Occidental Petroleum Corp 5.55% 10/1/2034 (e)	1,680,000	1,751,130
Occidental Petroleum Corp 6.05% 10/1/2054	2,730,000	2,717,068
Occidental Petroleum Corp 6.45% 9/15/2036	1,700,000	1,851,732
Occidental Petroleum Corp 6.625% 9/1/2030	4,300,000	4,653,572
Occidental Petroleum Corp 7.875% 9/15/2031	6,500,000	7,545,452
ONEOK Inc 3.95% 3/1/2050	1,590,000	1,172,498
ONEOK Inc 4.25% 9/15/2046	980,000	781,030
ONEOK Inc 4.25% 9/24/2027	660,000	663,157
ONEOK Inc 4.4% 10/15/2029	440,000	443,715
ONEOK Inc 4.45% 9/1/2049	1,110,000	915,960
ONEOK Inc 4.75% 10/15/2031	1,750,000	1,775,116
ONEOK Inc 4.95% 7/13/2047	1,043,000	925,553
ONEOK Inc 5.05% 11/1/2034	4,710,000	4,727,174
ONEOK Inc 5.2% 7/15/2048	538,000	490,533
ONEOK Inc 5.45% 6/1/2047	1,500,000	1,416,454
ONEOK Inc 5.65% 11/1/2028	900,000	936,407
ONEOK Inc 5.7% 11/1/2054	1,310,000	1,234,334
ONEOK Inc 6% 6/15/2035	1,100,000	1,171,605
ONEOK Inc 6.05% 9/1/2033	3,200,000	3,435,932
ONEOK Inc 6.1% 11/15/2032	6,000,000	6,476,729
ONEOK Inc 6.25% 10/15/2055	1,630,000	1,651,840
ONEOK Inc 6.35% 1/15/2031	5,000,000	5,416,879
ONEOK Inc 6.625% 9/1/2053	1,800,000	1,907,732
Ovintiv Inc 6.25% 7/15/2033	1,000,000	1,079,157
Ovintiv Inc 6.5% 2/1/2038	2,591,000	2,799,525
Phillips 66 3.9% 3/15/2028 (e)	4,400,000	4,395,010
Phillips 66 4.65% 11/15/2034 (e)	4,300,000	4,269,794
Phillips 66 4.875% 11/15/2044	178,000	160,411
Phillips 66 5.875% 5/1/2042	1,693,000	1,741,231
Phillips 66 Co 3.15% 12/15/2029	4,300,000	4,173,052
Phillips 66 Co 4.95% 3/15/2035 (e)	6,480,000	6,558,852
Phillips 66 Co 5.5% 3/15/2055	400,000	379,042
Phillips 66 Co 5.65% 6/15/2054 (e)	2,600,000	2,507,564
Pioneer Natural Resources Co 1.9% 8/15/2030	3,500,000	3,209,829
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030 (e)	4,890,000	4,798,319
Plains All American Pipeline LP / PAA Finance Corp 4.9% 2/15/2045	339,000	302,632
Plains All American Pipeline LP / PAA Finance Corp 5.6% 1/15/2036	4,409,000	4,520,016
Plains All American Pipeline LP / PAA Finance Corp 6.65% 1/15/2037	1,498,000	1,656,499
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	3,200,000	3,235,694
Shell Finance US Inc 2.375% 11/7/2029	7,700,000	7,325,468
Shell Finance US Inc 3.125% 11/7/2049 (f)	3,000,000	2,080,894
Shell Finance US Inc 3.875% 11/13/2028 (f)	10,100,000	10,160,050
Shell Finance US Inc 4% 5/10/2046	713,000	589,723
Shell Finance US Inc 4.375% 5/11/2045	3,970,000	3,476,686
Shell Finance US Inc 4.55% 8/12/2043	2,800,000	2,560,887
Shell Finance US Inc 4.75% 1/6/2036 (e)	9,300,000	9,371,669
Shell Finance US Inc 6.375% 12/15/2038 (f)	748,000	848,476
Spectra Energy Partners LP 3.375% 10/15/2026	2,907,000	2,895,609
Targa Resources Corp 4.35% 1/15/2029	1,000,000	1,008,142
Targa Resources Corp 4.35% 4/15/2031	1,000,000	1,000,080
Targa Resources Corp 4.9% 9/15/2030	2,300,000	2,361,950
Targa Resources Corp 4.95% 4/15/2052	1,000,000	866,631
Targa Resources Corp 5.4% 7/30/2036	2,250,000	2,291,537
Targa Resources Corp 6.05% 5/15/2056	500,000	498,938
Targa Resources Corp 6.125% 3/15/2033	6,400,000	6,924,433
Targa Resources Corp 6.125% 5/15/2055	2,660,000	2,690,243
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5% 1/15/2028	5,000,000	5,002,809
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	3,970,000	3,841,401
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050	970,000	763,528
Transcontinental Gas Pipe Line Co LLC 4.45% 8/1/2042	2,181,000	1,951,947
Transcontinental Gas Pipe Line Co LLC 4.6% 3/15/2048	2,813,000	2,461,476
Transcontinental Gas Pipe Line Co LLC 5.1% 3/15/2036 (f)	1,700,000	1,733,263
Valero Energy Corp 2.8% 12/1/2031 (e)	2,100,000	1,942,160
Valero Energy Corp 3.4% 9/15/2026	2,720,000	2,708,747
Valero Energy Corp 4% 4/1/2029	1,836,000	1,836,329
Valero Energy Corp 4% 6/1/2052	1,200,000	908,033
Valero Energy Corp 6.625% 6/15/2037	966,000	1,086,409
Western Gas Partners LP 4.5% 3/1/2028	1,000,000	1,007,681
Western Gas Partners LP 4.65% 7/1/2026	2,900,000	2,900,779
Western Gas Partners LP 5.45% 4/1/2044	2,500,000	2,303,105
Western Gas Partners LP 5.5% 12/15/2035	2,680,000	2,703,104
Western Gas Partners LP 5.5% 8/15/2048	900,000	812,011
Williams Cos Inc/The 3.5% 11/15/2030	7,000,000	6,782,762
Williams Cos Inc/The 3.75% 6/15/2027	4,163,000	4,153,839
Williams Cos Inc/The 4.625% 6/30/2030	550,000	559,481
Williams Cos Inc/The 4.85% 3/1/2048	1,722,000	1,525,325
Williams Cos Inc/The 5.4% 3/2/2026	4,720,000	4,720,000
Williams Cos Inc/The 5.6% 3/15/2035	1,000,000	1,050,922
Williams Cos Inc/The 5.65% 3/15/2033	5,400,000	5,714,101
Williams Cos Inc/The 5.75% 6/24/2044	339,000	343,667
Williams Cos Inc/The 5.8% 11/15/2054	2,700,000	2,685,599
Williams Cos Inc/The 5.95% 3/15/2056	1,500,000	1,522,792
		520,979,175
TOTAL ENERGY		536,706,374
Financials - 6.6%
Banks - 2.8%
Bank of America Corp 1.658% 3/11/2027 (d)	9,900,000	9,894,428
Bank of America Corp 1.734% 7/22/2027 (d)	7,800,000	7,729,979
Bank of America Corp 1.898% 7/23/2031 (d)	4,200,000	3,813,891
Bank of America Corp 2.087% 6/14/2029 (d)	8,400,000	8,050,251
Bank of America Corp 2.299% 7/21/2032 (d)	3,700,000	3,338,109
Bank of America Corp 2.482% 9/21/2036 (d)	1,900,000	1,681,228
Bank of America Corp 2.572% 10/20/2032 (d)	7,000,000	6,377,200
Bank of America Corp 2.651% 3/11/2032 (d)	12,800,000	11,867,728
Bank of America Corp 2.676% 6/19/2041 (d)	9,300,000	6,912,386
Bank of America Corp 2.687% 4/22/2032 (d)	5,100,000	4,722,200
Bank of America Corp 2.831% 10/24/2051 (d)	3,893,000	2,508,822
Bank of America Corp 2.884% 10/22/2030 (d)	1,100,000	1,055,352
Bank of America Corp 2.972% 7/21/2052 (d)	2,700,000	1,784,846
Bank of America Corp 3.194% 7/23/2030 (d)	2,934,000	2,853,580
Bank of America Corp 3.248% 10/21/2027 (e)	3,268,000	3,243,124
Bank of America Corp 3.419% 12/20/2028 (d)	19,130,000	18,932,157
Bank of America Corp 3.593% 7/21/2028 (d)	1,978,000	1,966,428
Bank of America Corp 3.705% 4/24/2028 (d)	1,568,000	1,562,991
Bank of America Corp 3.824% 1/20/2028 (d)	10,000,000	9,987,365
Bank of America Corp 3.974% 2/7/2030 (d)	2,521,000	2,518,758
Bank of America Corp 4.078% 4/23/2040 (d)	5,000,000	4,493,277
Bank of America Corp 4.083% 3/20/2051 (d)	9,350,000	7,583,748
Bank of America Corp 4.183% 11/25/2027	10,318,000	10,326,634
Bank of America Corp 4.25% 10/22/2026	713,000	714,085
Bank of America Corp 4.271% 7/23/2029 (d)(e)	18,650,000	18,755,481
Bank of America Corp 4.33% 3/15/2050 (d)	2,333,000	1,980,195
Bank of America Corp 4.443% 1/20/2048 (d)	2,718,000	2,385,731
Bank of America Corp 4.45% 3/3/2026	2,317,000	2,317,023
Bank of America Corp 4.456% 2/6/2032 (d)	11,200,000	11,283,829
Bank of America Corp 4.948% 7/22/2028 (d)	2,800,000	2,835,150
Bank of America Corp 5% 1/21/2044	958,000	932,616
Bank of America Corp 5.202% 4/25/2029 (d)	2,000,000	2,049,092
Bank of America Corp 5.288% 4/25/2034 (d)	1,800,000	1,868,120
Bank of America Corp 5.425% 8/15/2035 (d)	2,140,000	2,192,247
Bank of America Corp 5.464% 5/9/2036 (d)	6,470,000	6,777,196
Bank of America Corp 5.511% 1/24/2036 (d)	3,770,000	3,956,962
Bank of America Corp 5.518% 10/25/2035 (d)	2,640,000	2,709,218
Bank of America Corp 5.744% 2/12/2036 (d)(e)	6,000,000	6,270,686
Bank of America Corp 5.872% 9/15/2034 (d)	6,700,000	7,193,452
Bank of America Corp 5.875% 2/7/2042	409,000	438,651
Bank of America Corp 6.11% 1/29/2037	1,224,000	1,321,687
Bank of America Corp 7.75% 5/14/2038	2,324,000	2,850,531
Citibank NA 4.838% 8/6/2029 (e)	2,640,000	2,711,743
Citibank NA 4.914% 5/29/2030	6,500,000	6,714,501
Citigroup Inc 1.462% 6/9/2027 (d)	9,250,000	9,184,760
Citigroup Inc 2.561% 5/1/2032 (d)	3,000,000	2,746,014
Citigroup Inc 2.904% 11/3/2042 (d)	1,900,000	1,416,526
Citigroup Inc 3.057% 1/25/2033 (d)	4,300,000	3,976,227
Citigroup Inc 3.4% 5/1/2026	9,800,000	9,790,537
Citigroup Inc 3.52% 10/27/2028 (d)	16,306,000	16,181,735
Citigroup Inc 3.668% 7/24/2028 (d)	1,351,000	1,344,600
Citigroup Inc 3.785% 3/17/2033 (d)	5,600,000	5,388,730
Citigroup Inc 3.887% 1/10/2028 (d)	802,000	800,887
Citigroup Inc 3.98% 3/20/2030 (d)	5,278,000	5,260,067
Citigroup Inc 4.125% 7/25/2028	2,752,000	2,755,537
Citigroup Inc 4.3% 11/20/2026	2,984,000	2,989,077
Citigroup Inc 4.412% 3/31/2031 (d)	1,800,000	1,809,382
Citigroup Inc 4.503% 9/11/2031 (d)	3,000,000	3,022,901
Citigroup Inc 4.643% 5/7/2028 (d)	5,970,000	6,011,541
Citigroup Inc 4.65% 7/30/2045	2,930,000	2,675,232
Citigroup Inc 4.75% 5/18/2046	1,403,000	1,250,033
Citigroup Inc 5.174% 9/11/2036 (d)	1,300,000	1,322,694
Citigroup Inc 5.3% 5/6/2044	356,000	345,621
Citigroup Inc 5.316% 3/26/2041 (d)	3,530,000	3,542,434
Citigroup Inc 5.333% 3/27/2036 (d)	11,200,000	11,545,158
Citigroup Inc 5.411% 9/19/2039 (d)	8,280,000	8,339,377
Citigroup Inc 5.449% 6/11/2035 (d)	3,000,000	3,128,858
Citigroup Inc 5.612% 3/4/2056 (d)	1,000,000	1,004,682
Citigroup Inc 5.875% 1/30/2042	1,298,000	1,373,676
Citigroup Inc 5.875% 2/22/2033	2,000,000	2,152,207
Citigroup Inc 6.27% 11/17/2033 (d)	2,500,000	2,743,355
Citigroup Inc 6.625% 6/15/2032	1,600,000	1,782,388
Citigroup Inc 6.675% 9/13/2043	3,800,000	4,293,684
Citigroup Inc 8.125% 7/15/2039	3,263,000	4,193,830
Citizens Financial Group Inc 2.638% 9/30/2032	337,000	296,342
Citizens Financial Group Inc 5.253% 3/5/2031 (d)	2,500,000	2,578,906
Citizens Financial Group Inc 5.299% 1/29/2036 (d)	750,000	760,318
Citizens Financial Group Inc 5.641% 5/21/2037 (d)	500,000	513,817
Citizens Financial Group Inc 5.718% 7/23/2032 (d)(e)	3,420,000	3,602,765
Fifth Third Bancorp 2.55% 5/5/2027	4,300,000	4,234,341
Fifth Third Bancorp 4.772% 7/28/2030 (d)	3,000,000	3,050,265
Fifth Third Bancorp 5.141% 1/29/2037 (d)	2,600,000	2,608,012
Fifth Third Bancorp 5.631% 1/29/2032 (d)	1,300,000	1,371,282
Fifth Third Bancorp 6.339% 7/27/2029 (d)	1,100,000	1,156,702
Fifth Third Bancorp 6.361% 10/27/2028 (d)(e)	3,130,000	3,248,008
Fifth Third Bancorp 8.25% 3/1/2038	371,000	459,359
Fifth Third Financial Corp 3.8% 7/22/2026	651,000	649,108
Fifth Third Financial Corp 4% 2/1/2029	2,800,000	2,793,670
First Citizens BancShares Inc/NC 6.254% 3/12/2040 (d)	1,000,000	1,018,363
HSBC USA Inc 4.65% 6/3/2028	6,000,000	6,101,165
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (d)	2,000,000	2,013,104
Huntington Bancshares Inc/OH 4.623% 1/28/2032 (d)	5,000,000	5,047,462
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (d)	3,180,000	3,291,922
Huntington Bancshares Inc/OH 5.709% 2/2/2035 (d)	1,000,000	1,053,369
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (d)	1,500,000	1,575,349
Huntington National Bank/The 4.552% 5/17/2028 (d)	3,900,000	3,928,251
JPMorgan Chase & Co 1.47% 9/22/2027 (d)	3,400,000	3,352,150
JPMorgan Chase & Co 1.578% 4/22/2027 (d)	7,261,000	7,235,787
JPMorgan Chase & Co 1.953% 2/4/2032 (d)	10,000,000	8,975,281
JPMorgan Chase & Co 2.069% 6/1/2029 (d)(e)	5,500,000	5,275,460
JPMorgan Chase & Co 2.525% 11/19/2041 (d)	1,200,000	877,465
JPMorgan Chase & Co 2.545% 11/8/2032 (d)	4,100,000	3,734,141
JPMorgan Chase & Co 2.58% 4/22/2032 (d)	7,281,000	6,719,737
JPMorgan Chase & Co 2.739% 10/15/2030 (d)	16,600,000	15,871,174
JPMorgan Chase & Co 2.95% 10/1/2026	4,497,000	4,473,128
JPMorgan Chase & Co 2.956% 5/13/2031 (d)	5,000,000	4,757,845
JPMorgan Chase & Co 2.963% 1/25/2033 (d)(e)	12,800,000	11,871,844
JPMorgan Chase & Co 3.109% 4/22/2051 (d)	300,000	206,222
JPMorgan Chase & Co 3.3% 4/1/2026	1,604,000	1,603,230
JPMorgan Chase & Co 3.328% 4/22/2052 (d)	1,500,000	1,071,469
JPMorgan Chase & Co 3.509% 1/23/2029 (d)	11,000,000	10,906,233
JPMorgan Chase & Co 3.54% 5/1/2028 (d)	3,030,000	3,013,276
JPMorgan Chase & Co 3.882% 7/24/2038 (d)	2,572,000	2,329,671
JPMorgan Chase & Co 3.964% 11/15/2048 (d)	1,676,000	1,367,651
JPMorgan Chase & Co 4.005% 4/23/2029 (d)	9,586,000	9,585,376
JPMorgan Chase & Co 4.125% 12/15/2026	1,047,000	1,048,381
JPMorgan Chase & Co 4.203% 7/23/2029 (d)	14,141,000	14,202,210
JPMorgan Chase & Co 4.25% 10/1/2027	5,400,000	5,438,563
JPMorgan Chase & Co 4.323% 4/26/2028 (d)	1,500,000	1,505,113
JPMorgan Chase & Co 4.347% 1/22/2032 (d)	2,600,000	2,613,350
JPMorgan Chase & Co 4.565% 6/14/2030 (d)	4,100,000	4,164,102
JPMorgan Chase & Co 4.586% 4/26/2033 (d)	8,600,000	8,690,179
JPMorgan Chase & Co 4.603% 10/22/2030 (d)	4,050,000	4,124,866
JPMorgan Chase & Co 4.81% 10/22/2036 (d)	7,000,000	6,986,755
JPMorgan Chase & Co 4.85% 2/1/2044	2,000,000	1,918,838
JPMorgan Chase & Co 4.851% 7/25/2028 (d)	6,200,000	6,271,833
JPMorgan Chase & Co 4.898% 1/22/2037 (d)(e)	6,000,000	6,035,945
JPMorgan Chase & Co 4.946% 10/22/2035 (d)	3,041,000	3,088,225
JPMorgan Chase & Co 4.95% 6/1/2045	707,000	671,559
JPMorgan Chase & Co 4.995% 7/22/2030 (d)	5,000,000	5,150,647
JPMorgan Chase & Co 5.14% 1/24/2031 (d)	1,500,000	1,556,531
JPMorgan Chase & Co 5.294% 7/22/2035 (d)	5,000,000	5,192,138
JPMorgan Chase & Co 5.336% 1/23/2035 (d)	19,400,000	20,219,054
JPMorgan Chase & Co 5.35% 6/1/2034 (d)	8,500,000	8,895,465
JPMorgan Chase & Co 5.5% 10/15/2040	1,016,000	1,072,968
JPMorgan Chase & Co 5.534% 11/29/2045 (d)	5,400,000	5,518,457
JPMorgan Chase & Co 5.576% 7/23/2036 (d)	6,000,000	6,239,978
JPMorgan Chase & Co 5.6% 7/15/2041	267,000	279,151
JPMorgan Chase & Co 5.625% 8/16/2043	891,000	921,048
JPMorgan Chase & Co 5.766% 4/22/2035 (d)	3,000,000	3,213,401
JPMorgan Chase & Co 6.4% 5/15/2038	4,660,000	5,297,656
Keybank National Association 3.4% 5/20/2026	711,000	709,845
Keybank National Association 5% 1/26/2033 (e)	3,000,000	3,035,497
KeyCorp 4.789% 6/1/2033 (d)	1,500,000	1,507,579
KeyCorp 5.305% 1/28/2037 (d)	663,000	668,867
M&T Bank Corp 5.053% 1/27/2034 (d)	900,000	914,327
M&T Bank Corp 5.385% 1/16/2036 (d)	1,600,000	1,645,105
M&T Bank Corp 7.413% 10/30/2029 (d)(e)	1,200,000	1,301,634
Manufacturers & Traders Trust Co 4.7% 1/27/2028 (e)	4,700,000	4,769,618
Morgan Stanley Bank NA 4.447% 10/15/2027 (d)	15,700,000	15,756,316
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (d)	4,600,000	4,617,114
Morgan Stanley Private Bank NA 4.213% 2/8/2030 (d)	2,500,000	2,511,890
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (d)	6,600,000	6,720,758
PNC Financial Services Group Inc/The 1.15% 8/13/2026	15,000,000	14,820,202
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (d)	1,100,000	1,097,408
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (d)	8,000,000	8,179,627
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (d)	1,160,000	1,206,447
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (d)	2,250,000	2,306,913
PNC Financial Services Group Inc/The 5.373% 7/21/2036 (d)	3,600,000	3,732,407
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (d)	780,000	820,926
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (d)	3,400,000	3,524,131
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (d)	2,600,000	2,759,515
PNC Financial Services Group Inc/The 5.939% 8/18/2034 (d)	5,300,000	5,726,388
Regions Financial Corp 5.502% 9/6/2035 (d)(e)	1,800,000	1,865,707
Santander Holdings USA Inc 2.49% 1/6/2028 (d)(e)	3,800,000	3,745,225
Santander Holdings USA Inc 5.353% 9/6/2030 (d)	2,000,000	2,057,765
Santander Holdings USA Inc 5.741% 3/20/2031 (d)	2,600,000	2,707,862
Santander Holdings USA Inc 6.174% 1/9/2030 (d)	1,800,000	1,879,788
Santander Holdings USA Inc 6.565% 6/12/2029 (d)(e)	900,000	940,482
Truist Bank 4.144% 1/27/2029 (d)	2,800,000	2,806,643
Truist Financial Corp 1.125% 8/3/2027	6,000,000	5,782,445
Truist Financial Corp 3.875% 3/19/2029 (e)	5,000,000	4,977,673
Truist Financial Corp 4.597% 1/27/2032 (d)	3,200,000	3,233,855
Truist Financial Corp 4.964% 10/23/2036 (d)	2,200,000	2,196,857
Truist Financial Corp 5.153% 8/5/2032 (d)	1,440,000	1,495,719
Truist Financial Corp 5.711% 1/24/2035 (d)	5,100,000	5,411,322
Truist Financial Corp 5.867% 6/8/2034 (d)	1,200,000	1,283,817
US Bancorp 1.375% 7/22/2030	6,900,000	6,175,608
US Bancorp 3.1% 4/27/2026	6,704,000	6,695,449
US Bancorp 3.9% 4/26/2028	5,500,000	5,523,434
US Bancorp 4.481% 1/26/2032 (d)	3,280,000	3,316,334
US Bancorp 4.548% 7/22/2028 (d)	5,900,000	5,950,566
US Bancorp 4.653% 2/1/2029 (d)	3,270,000	3,311,700
US Bancorp 4.967% 7/22/2033 (d)	2,300,000	2,341,926
US Bancorp 5.033% 1/26/2037 (d)	1,900,000	1,920,433
US Bancorp 5.046% 2/12/2031 (d)	1,750,000	1,807,865
US Bancorp 5.424% 2/12/2036 (d)(e)	2,790,000	2,927,499
US Bancorp 5.678% 1/23/2035 (d)	3,400,000	3,609,376
US Bancorp 5.775% 6/12/2029 (d)	2,100,000	2,183,992
US Bancorp 5.85% 10/21/2033 (d)	1,800,000	1,939,934
Wells Fargo & Co 3% 10/23/2026	3,624,000	3,602,395
Wells Fargo & Co 3.068% 4/30/2041 (d)	7,000,000	5,464,795
Wells Fargo & Co 3.35% 3/2/2033 (d)	6,500,000	6,103,931
Wells Fargo & Co 3.9% 5/1/2045	849,000	694,931
Wells Fargo & Co 4.078% 9/15/2029 (d)	5,000,000	5,001,341
Wells Fargo & Co 4.15% 1/24/2029	665,000	669,066
Wells Fargo & Co 4.182% 1/23/2030 (d)	2,100,000	2,107,441
Wells Fargo & Co 4.4% 6/14/2046	1,272,000	1,071,032
Wells Fargo & Co 4.611% 4/25/2053 (d)	11,500,000	9,915,449
Wells Fargo & Co 4.75% 12/7/2046	3,496,000	3,096,261
Wells Fargo & Co 4.808% 7/25/2028 (d)	4,800,000	4,852,696
Wells Fargo & Co 4.897% 7/25/2033 (d)	3,100,000	3,161,357
Wells Fargo & Co 4.9% 1/24/2028 (d)	37,800,000	38,098,156
Wells Fargo & Co 4.9% 11/17/2045	742,000	670,077
Wells Fargo & Co 4.96% 1/23/2037 (d)(e)	2,100,000	2,107,985
Wells Fargo & Co 4.97% 4/23/2029 (d)	4,000,000	4,078,062
Wells Fargo & Co 5.013% 4/4/2051 (d)	3,840,000	3,513,006
Wells Fargo & Co 5.375% 11/2/2043	5,130,000	5,005,855
Wells Fargo & Co 5.389% 4/24/2034 (d)	9,700,000	10,108,416
Wells Fargo & Co 5.433% 1/23/2047 (d)	2,100,000	2,079,053
Wells Fargo & Co 5.557% 7/25/2034 (d)	3,600,000	3,788,179
Wells Fargo & Co 5.574% 7/25/2029 (d)	3,150,000	3,258,840
Wells Fargo & Co 5.606% 1/15/2044	6,636,000	6,614,631
Wells Fargo & Co 6.491% 10/23/2034 (d)	6,200,000	6,884,461
		937,099,067
Capital Markets - 1.7%
Ameriprise Financial Inc 5.15% 5/15/2033	1,300,000	1,350,023
Apollo Debt Solutions BDC 6.55% 3/15/2032	2,500,000	2,554,768
Ares Capital Corp 2.15% 7/15/2026	4,800,000	4,755,177
Ares Capital Corp 3.2% 11/15/2031 (e)	900,000	791,083
Ares Capital Corp 5.100% 1/15/2031	1,240,000	1,210,143
Ares Capital Corp 5.25% 4/12/2031	1,000,000	980,624
Ares Capital Corp 5.5% 9/1/2030 (e)	2,540,000	2,514,822
Ares Capital Corp 5.8% 3/8/2032 (e)	520,000	517,640
Ares Capital Corp 5.95% 7/15/2029	2,300,000	2,352,421
Ares Capital Corp 7% 1/15/2027	1,500,000	1,534,823
Ares Management Corp 6.375% 11/10/2028	900,000	944,261
Ares Strategic Income Fund 4.85% 1/15/2029 (f)	2,000,000	1,968,739
Ares Strategic Income Fund 5.55% 4/15/2031 (f)	2,060,000	2,022,886
Ares Strategic Income Fund 5.6% 2/15/2030	3,470,000	3,429,610
Ares Strategic Income Fund 6.2% 3/21/2032 (e)	1,500,000	1,506,853
Bank of New York Mellon Corp/The 1.8% 7/28/2031	6,500,000	5,787,750
Bank of New York Mellon Corp/The 2.8% 5/4/2026	1,004,000	1,002,107
Bank of New York Mellon Corp/The 4.942% 2/11/2031 (d)	6,200,000	6,396,912
Bank of New York Mellon Corp/The 4.967% 4/26/2034 (d)	1,700,000	1,744,126
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (d)	3,500,000	3,602,453
Bank of New York Mellon Corp/The 5.188% 3/14/2035 (d)	1,000,000	1,040,290
Bank of New York Mellon Corp/The 5.316% 6/6/2036 (d)	3,020,000	3,152,834
Bank of New York Mellon Corp/The 5.834% 10/25/2033 (d)	2,000,000	2,165,871
BlackRock Funding Inc 4.6% 7/26/2027	1,620,000	1,640,143
BlackRock Funding Inc 4.9% 1/8/2035	500,000	515,136
BlackRock Funding Inc 5% 3/14/2034	2,100,000	2,182,879
BlackRock Funding Inc 5.35% 1/8/2055	2,750,000	2,673,003
Blackrock Inc 1.9% 1/28/2031	5,500,000	5,002,750
Blackstone Private Credit Fund 5.05% 9/10/2030	1,500,000	1,449,554
Blackstone Private Credit Fund 5.25% 4/1/2030	1,470,000	1,438,956
Blackstone Private Credit Fund 5.35% 3/12/2031	1,500,000	1,453,493
Blackstone Private Credit Fund 5.95% 7/16/2029	2,630,000	2,650,117
Blackstone Private Credit Fund 6% 1/29/2032	1,100,000	1,092,748
Blackstone Private Credit Fund 6% 11/22/2034 (e)	870,000	841,683
Blackstone Private Credit Fund 7.3% 11/27/2028	1,770,000	1,850,890
Blackstone Secured Lending Fund 5.3% 6/30/2030	1,000,000	982,598
Blackstone Secured Lending Fund 5.35% 4/13/2028	2,250,000	2,258,396
Blue Owl Capital Corp 2.875% 6/11/2028	4,400,000	4,106,878
Blue Owl Capital Corp 5.95% 3/15/2029 (e)	1,100,000	1,094,352
Cboe Global Markets Inc 1.625% 12/15/2030	1,600,000	1,429,506
Charles Schwab Corp/The 0.9% 3/11/2026	3,900,000	3,896,986
Charles Schwab Corp/The 1.65% 3/11/2031 (e)	4,520,000	4,007,765
Charles Schwab Corp/The 2% 3/20/2028	1,600,000	1,545,684
Charles Schwab Corp/The 2.45% 3/3/2027	4,600,000	4,541,490
Charles Schwab Corp/The 3.2% 3/2/2027	5,100,000	5,072,783
Charles Schwab Corp/The 4% 2/1/2029 (e)	2,100,000	2,116,126
Charles Schwab Corp/The 4.343% 11/14/2031 (d)	600,000	603,800
Charles Schwab Corp/The 4.914% 11/14/2036 (d)	1,600,000	1,600,480
Charles Schwab Corp/The 5.643% 5/19/2029 (d)	1,000,000	1,037,964
Charles Schwab Corp/The 6.136% 8/24/2034 (d)	3,710,000	4,054,764
CME Group Inc 5.3% 9/15/2043	1,840,000	1,879,632
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (d)	9,700,000	9,569,432
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (d)	12,700,000	11,454,812
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (d)	16,100,000	14,786,079
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (d)	7,900,000	7,862,922
Goldman Sachs Group Inc/The 3.8% 3/15/2030	1,644,000	1,628,065
Goldman Sachs Group Inc/The 3.85% 1/26/2027	5,390,000	5,388,056
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (d)	4,100,000	3,704,490
Goldman Sachs Group Inc/The 4.148% 1/21/2029 (d)	3,300,000	3,301,367
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (d)	17,900,000	17,952,938
Goldman Sachs Group Inc/The 4.369% 10/21/2031 (d)	8,800,000	8,805,684
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (d)	3,500,000	3,258,972
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (d)	3,100,000	3,119,142
Goldman Sachs Group Inc/The 4.75% 10/21/2045	2,813,000	2,549,884
Goldman Sachs Group Inc/The 4.939% 10/21/2036 (d)	1,000,000	996,442
Goldman Sachs Group Inc/The 5.065% 1/21/2037 (d)	9,500,000	9,566,819
Goldman Sachs Group Inc/The 5.15% 5/22/2045	4,190,000	3,955,940
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (d)	2,000,000	2,072,430
Goldman Sachs Group Inc/The 5.33% 7/23/2035 (d)	2,680,000	2,766,394
Goldman Sachs Group Inc/The 5.536% 1/28/2036 (d)	3,100,000	3,242,205
Goldman Sachs Group Inc/The 5.541% 1/21/2047 (d)	3,300,000	3,284,531
Goldman Sachs Group Inc/The 5.561% 11/19/2045 (d)	8,000,000	8,024,163
Goldman Sachs Group Inc/The 5.734% 1/28/2056 (d)	3,100,000	3,138,442
Goldman Sachs Group Inc/The 5.851% 4/25/2035 (d)	8,000,000	8,529,829
Goldman Sachs Group Inc/The 5.95% 1/15/2027	2,674,000	2,717,751
Goldman Sachs Group Inc/The 6.125% 2/15/2033	2,400,000	2,632,254
Goldman Sachs Group Inc/The 6.484% 10/24/2029 (d)(e)	2,700,000	2,858,254
Goldman Sachs Group Inc/The 6.75% 10/1/2037	5,170,000	5,807,403
Golub Capital BDC Inc 6% 7/15/2029 (e)	1,230,000	1,235,045
HPS Corporate Lending Fund 5.45% 11/15/2030 (f)	1,650,000	1,621,390
HPS Corporate Lending Fund 5.65% 4/2/2031 (f)	1,200,000	1,188,605
HPS Corporate Lending Fund 5.85% 6/5/2030 (f)	1,300,000	1,302,748
HPS Corporate Lending Fund 6.25% 9/30/2029 (e)	1,800,000	1,837,774
Intercontinental Exchange Inc 1.85% 9/15/2032 (e)	4,020,000	3,460,396
Intercontinental Exchange Inc 2.65% 9/15/2040	4,020,000	3,003,792
Intercontinental Exchange Inc 3% 6/15/2050	2,892,000	1,908,610
Intercontinental Exchange Inc 4% 9/15/2027	4,000,000	4,011,534
Intercontinental Exchange Inc 4.6% 3/15/2033	6,200,000	6,276,974
Intercontinental Exchange Inc 4.95% 6/15/2052	3,700,000	3,379,793
Intercontinental Exchange Inc 5.25% 6/15/2031	4,130,000	4,334,232
Jefferies Financial Group Inc 2.625% 10/15/2031	1,000,000	888,850
Jefferies Financial Group Inc 2.75% 10/15/2032	2,100,000	1,833,948
Jefferies Financial Group Inc 4.15% 1/23/2030	4,700,000	4,622,151
Jefferies Financial Group Inc 4.85% 1/15/2027	1,100,000	1,106,395
Jefferies Financial Group Inc 5.5% 2/15/2036 (e)	2,300,000	2,262,039
Jefferies Financial Group Inc 6.2% 4/14/2034	1,000,000	1,045,794
Legg Mason Inc 5.625% 1/15/2044	700,000	700,372
LPL Holdings Inc 5.15% 6/15/2030	1,770,000	1,806,203
LPL Holdings Inc 5.65% 3/15/2035	1,200,000	1,217,609
LPL Holdings Inc 6.75% 11/17/2028	1,000,000	1,060,450
Moody's Corp 2% 8/19/2031 (e)	1,100,000	987,118
Moody's Corp 4.25% 8/8/2032	1,700,000	1,695,837
Moody's Corp 4.875% 12/17/2048	2,500,000	2,249,614
Moody's Corp 5% 8/5/2034 (e)	2,450,000	2,521,759
Morgan Stanley 1.512% 7/20/2027 (d)	6,100,000	6,043,387
Morgan Stanley 1.593% 5/4/2027 (d)	17,500,000	17,426,276
Morgan Stanley 1.794% 2/13/2032 (d)	5,470,000	4,843,068
Morgan Stanley 2.239% 7/21/2032 (d)	16,300,000	14,616,150
Morgan Stanley 2.802% 1/25/2052 (d)	4,700,000	3,014,908
Morgan Stanley 3.125% 7/27/2026	998,000	994,666
Morgan Stanley 3.591% 7/22/2028 (d)	1,515,000	1,505,646
Morgan Stanley 3.772% 1/24/2029 (d)	20,700,000	20,618,373
Morgan Stanley 3.95% 4/23/2027	8,938,000	8,934,324
Morgan Stanley 3.971% 7/22/2038 (d)	1,114,000	1,013,417
Morgan Stanley 4.133% 10/18/2029 (d)	1,000,000	1,001,550
Morgan Stanley 4.21% 4/20/2028 (d)	6,700,000	6,712,835
Morgan Stanley 4.238% 1/9/2030 (d)	6,680,000	6,703,370
Morgan Stanley 4.3% 1/27/2045	356,000	310,551
Morgan Stanley 4.356% 10/22/2031 (d)	8,000,000	8,018,811
Morgan Stanley 4.375% 1/22/2047	1,978,000	1,720,863
Morgan Stanley 4.457% 4/22/2039 (d)	5,218,000	4,937,359
Morgan Stanley 4.493% 1/16/2032 (d)	6,680,000	6,718,735
Morgan Stanley 4.654% 10/18/2030 (d)	4,000,000	4,065,292
Morgan Stanley 5.042% 7/19/2030 (d)	9,600,000	9,877,864
Morgan Stanley 5.073% 1/30/2037 (d)	6,000,000	6,051,145
Morgan Stanley 5.123% 2/1/2029 (d)	2,500,000	2,551,830
Morgan Stanley 5.164% 4/20/2029 (d)	1,400,000	1,431,781
Morgan Stanley 5.173% 1/16/2030 (d)	10,200,000	10,485,289
Morgan Stanley 5.25% 4/21/2034 (d)	3,500,000	3,626,287
Morgan Stanley 5.297% 4/20/2037 (d)	2,500,000	2,560,738
Morgan Stanley 5.32% 7/19/2035 (d)	3,500,000	3,624,076
Morgan Stanley 5.516% 11/19/2055 (d)	9,600,000	9,574,806
Morgan Stanley 5.597% 3/24/2051 (d)	1,100,000	1,115,825
Morgan Stanley 5.942% 2/7/2039 (d)	4,300,000	4,531,929
Morgan Stanley 5.948% 1/19/2038 (d)	1,100,000	1,159,109
Morgan Stanley 6.296% 10/18/2028 (d)	2,000,000	2,071,833
Morgan Stanley 6.342% 10/18/2033 (d)	2,000,000	2,201,164
Morgan Stanley 6.375% 7/24/2042	4,662,000	5,211,783
Morgan Stanley 7.25% 4/1/2032	178,000	205,887
MSCI Inc 5.25% 9/1/2035 (e)	2,120,000	2,122,675
Nasdaq Inc 1.65% 1/15/2031 (e)	3,450,000	3,076,749
Nasdaq Inc 3.85% 6/30/2026	1,000,000	999,755
Nasdaq Inc 5.35% 6/28/2028	2,900,000	2,986,090
Nasdaq Inc 5.95% 8/15/2053 (e)	2,234,000	2,315,576
Northern Trust Corp 1.95% 5/1/2030	50,000	46,185
Northern Trust Corp 4% 5/10/2027	1,100,000	1,103,748
Northern Trust Corp 6.125% 11/2/2032 (e)	1,300,000	1,423,479
Raymond James Financial Inc 4.9% 9/11/2035 (e)	1,320,000	1,317,799
Raymond James Financial Inc 5.65% 9/11/2055	1,750,000	1,712,586
S&P Global Inc 2.45% 3/1/2027	3,500,000	3,452,544
S&P Global Inc 2.7% 3/1/2029	2,100,000	2,029,965
S&P Global Inc 2.9% 3/1/2032	7,100,000	6,603,790
S&P Global Inc 3.25% 12/1/2049	2,000,000	1,421,032
S&P Global Inc 4.8% 12/4/2035 (e)(f)	2,120,000	2,124,797
Sixth Street Specialty Lending Inc 6.125% 3/1/2029 (e)	900,000	913,018
State Street Corp 1.684% 11/18/2027 (d)	5,652,000	5,567,765
State Street Corp 2.65% 5/19/2026	1,346,000	1,342,528
State Street Corp 4.729% 2/28/2030	2,500,000	2,569,708
State Street Corp 4.784% 10/23/2036 (d)	1,700,000	1,698,845
State Street Corp 4.821% 1/26/2034 (d)	3,900,000	3,981,151
State Street Corp 4.834% 4/24/2030	970,000	999,226
State Street Corp 5.146% 2/28/2036 (d)	1,700,000	1,751,256
State Street Corp 5.272% 8/3/2026	5,800,000	5,825,142
State Street Corp 5.684% 11/21/2029 (d)	1,400,000	1,464,692
State Street Corp 6.123% 11/21/2034 (d)	600,000	652,019
		571,863,551
Consumer Finance - 0.7%
Ally Financial Inc 4.75% 6/9/2027 (e)	1,100,000	1,108,600
Ally Financial Inc 6.184% 7/26/2035 (d)(e)	2,000,000	2,064,455
Ally Financial Inc 6.848% 1/3/2030 (d)	2,700,000	2,858,373
Ally Financial Inc 6.992% 6/13/2029 (d)	1,500,000	1,579,966
Ally Financial Inc 8% 11/1/2031 (e)	1,762,000	2,007,582
American Express Co 4.05% 12/3/2042	1,243,000	1,084,521
American Express Co 4.351% 7/20/2029 (d)	4,000,000	4,037,648
American Express Co 4.42% 8/3/2033 (d)(e)	1,000,000	999,296
American Express Co 4.456% 2/10/2032 (d)	5,000,000	5,048,998
American Express Co 4.804% 10/24/2036 (d)	1,700,000	1,683,655
American Express Co 4.918% 7/20/2033 (d)	3,000,000	3,073,115
American Express Co 5.098% 2/16/2028 (d)	10,561,000	10,669,534
American Express Co 5.282% 7/27/2029 (d)	9,500,000	9,787,582
American Express Co 5.284% 7/26/2035 (d)	3,000,000	3,115,050
American Express Co 5.442% 1/30/2036 (d)	2,390,000	2,490,846
American Express Co 5.85% 11/5/2027	2,000,000	2,063,762
American Express Co 5.915% 4/25/2035 (d)	1,900,000	2,029,438
Capital One Financial Corp 3.75% 3/9/2027	4,135,000	4,129,688
Capital One Financial Corp 3.75% 7/28/2026	1,737,000	1,734,289
Capital One Financial Corp 3.8% 1/31/2028	2,317,000	2,310,417
Capital One Financial Corp 4.493% 9/11/2031 (d)	3,300,000	3,300,624
Capital One Financial Corp 4.927% 5/10/2028 (d)	2,400,000	2,423,676
Capital One Financial Corp 5.197% 9/11/2036 (d)	1,600,000	1,595,571
Capital One Financial Corp 5.247% 7/26/2030 (d)	4,300,000	4,443,343
Capital One Financial Corp 5.268% 5/10/2033 (d)	2,100,000	2,156,379
Capital One Financial Corp 5.399% 1/30/2037 (d)	1,900,000	1,917,243
Capital One Financial Corp 5.817% 2/1/2034 (d)	1,000,000	1,055,201
Capital One Financial Corp 5.884% 7/26/2035 (d)	1,100,000	1,159,370
Capital One Financial Corp 6.051% 2/1/2035 (d)	2,300,000	2,443,498
Capital One Financial Corp 6.183% 1/30/2036 (d)	2,600,000	2,703,817
Capital One Financial Corp 6.312% 6/8/2029 (d)	2,800,000	2,930,768
Capital One Financial Corp 6.377% 6/8/2034 (d)	2,300,000	2,493,510
Ford Motor Credit Co LLC 4% 11/13/2030 (e)	4,800,000	4,600,107
Ford Motor Credit Co LLC 5.73% 9/5/2030	1,600,000	1,645,375
Ford Motor Credit Co LLC 5.753% 4/6/2033 (e)	1,200,000	1,222,822
Ford Motor Credit Co LLC 5.85% 5/17/2027 (e)	18,800,000	19,108,080
Ford Motor Credit Co LLC 5.869% 10/31/2035 (e)	2,500,000	2,508,567
Ford Motor Credit Co LLC 6.5% 2/7/2035 (e)	3,050,000	3,197,369
Ford Motor Credit Co LLC 6.798% 11/7/2028	3,500,000	3,689,091
Ford Motor Credit Co LLC 6.8% 5/12/2028	9,045,000	9,461,535
Ford Motor Credit Co LLC 7.122% 11/7/2033 (e)	2,400,000	2,622,595
John Deere Capital Corp 2.65% 6/10/2026	891,000	887,932
John Deere Capital Corp 2.8% 9/8/2027	47,000	46,415
John Deere Capital Corp 3.05% 1/6/2028	5,000,000	4,950,709
John Deere Capital Corp 3.45% 3/7/2029	2,779,000	2,755,418
John Deere Capital Corp 4.15% 9/15/2027 (e)	2,000,000	2,013,766
John Deere Capital Corp 4.35% 9/15/2032	2,000,000	2,027,336
John Deere Capital Corp 4.375% 10/15/2030	1,200,000	1,221,152
John Deere Capital Corp 4.55% 6/5/2030 (e)	4,000,000	4,098,018
John Deere Capital Corp 4.7% 6/10/2030	5,100,000	5,264,102
John Deere Capital Corp 4.9% 3/3/2028	2,100,000	2,151,905
John Deere Capital Corp 5.05% 6/12/2034	3,740,000	3,896,941
Synchrony Financial 3.7% 8/4/2026	842,000	840,255
Synchrony Financial 5.15% 3/19/2029	5,225,000	5,309,743
Synchrony Financial 5.45% 3/6/2031 (d)	1,600,000	1,634,237
Toyota Motor Credit Corp 1.15% 8/13/2027 (e)	7,300,000	7,049,815
Toyota Motor Credit Corp 1.65% 1/10/2031	2,100,000	1,880,069
Toyota Motor Credit Corp 1.9% 4/6/2028	1,250,000	1,207,001
Toyota Motor Credit Corp 2.15% 2/13/2030 (e)	2,000,000	1,872,766
Toyota Motor Credit Corp 3.05% 3/22/2027	2,500,000	2,484,607
Toyota Motor Credit Corp 4.2% 1/10/2031 (e)	1,000,000	1,007,465
Toyota Motor Credit Corp 4.45% 6/29/2029	2,600,000	2,649,911
Toyota Motor Credit Corp 4.55% 8/9/2029	1,120,000	1,145,090
Toyota Motor Credit Corp 4.55% 9/20/2027	1,400,000	1,417,627
Toyota Motor Credit Corp 4.6% 10/10/2031	950,000	971,972
Toyota Motor Credit Corp 4.8% 1/11/2036	1,100,000	1,109,834
Toyota Motor Credit Corp 4.8% 1/5/2034	1,500,000	1,537,397
Toyota Motor Credit Corp 5.45% 11/10/2027	8,200,000	8,440,924
Toyota Motor Credit Corp 5.55% 11/20/2030	5,900,000	6,283,053
		216,710,816
Financial Services - 0.7%
Aon Corp / Aon Global Holdings PLC 2.05% 8/23/2031	900,000	802,775
Aon Corp / Aon Global Holdings PLC 2.6% 12/2/2031	4,000,000	3,644,235
Aon Corp / Aon Global Holdings PLC 2.85% 5/28/2027	4,500,000	4,436,992
Apollo Global Management Inc 5.15% 8/12/2035	1,250,000	1,238,338
Apollo Global Management Inc 5.8% 5/21/2054 (e)	2,000,000	1,893,339
Berkshire Hathaway Inc 4.5% 2/11/2043 (e)	356,000	334,932
Blackstone Reg Finance Co LLC 4.3% 11/3/2030 (e)	1,100,000	1,097,603
Blackstone Reg Finance Co LLC 4.95% 2/15/2036 (e)	1,400,000	1,387,075
Blue Owl Credit Income Corp 4.7% 2/8/2027	6,000,000	5,903,377
Blue Owl Credit Income Corp 5.8% 3/15/2030	1,500,000	1,467,590
Blue Owl Credit Income Corp 6.6% 9/15/2029	3,000,000	3,028,319
Blue Owl Credit Income Corp 7.75% 1/15/2029	260,000	269,667
BP Capital Markets America Inc 3% 2/24/2050	5,290,000	3,537,948
BP Capital Markets America Inc 3.001% 3/17/2052	5,300,000	3,477,452
BP Capital Markets America Inc 3.017% 1/16/2027	1,693,000	1,681,580
BP Capital Markets America Inc 3.06% 6/17/2041	3,600,000	2,802,150
BP Capital Markets America Inc 3.633% 4/6/2030 (e)	5,000,000	4,947,918
BP Capital Markets America Inc 4.812% 2/13/2033	2,700,000	2,767,497
BP Capital Markets America Inc 5.227% 11/17/2034	2,000,000	2,093,481
CNH Industrial Capital LLC 4.375% 3/7/2031	1,100,000	1,099,283
CNH Industrial Capital LLC 5.5% 1/12/2029	3,440,000	3,568,758
Corebridge Financial Inc 4.4% 4/5/2052 (e)	2,000,000	1,592,210
Corebridge Financial Inc 5.75% 1/15/2034 (e)	2,800,000	2,896,342
Corebridge Financial Inc 6.875% 12/15/2052 (d)	1,800,000	1,839,202
CRH SMW Finance DAC 5.125% 1/9/2030	3,000,000	3,105,058
DH Europe Finance II Sarl 2.6% 11/15/2029	1,500,000	1,431,272
DH Europe Finance II Sarl 3.25% 11/15/2039	2,600,000	2,153,902
DH Europe Finance II Sarl 3.4% 11/15/2049	1,000,000	728,491
Equitable Holdings Inc 5% 4/20/2048	2,150,000	1,906,862
Fidelity National Information Services Inc 1.15% 3/1/2026	5,023,000	5,023,000
Fidelity National Information Services Inc 2.25% 3/1/2031	4,000,000	3,605,034
Fidelity National Information Services Inc 5.625% 7/15/2052 (e)	600,000	590,817
Fiserv Inc 2.25% 6/1/2027 (e)	5,700,000	5,569,537
Fiserv Inc 3.2% 7/1/2026	6,500,000	6,478,591
Fiserv Inc 3.5% 7/1/2029	2,799,000	2,718,916
Fiserv Inc 4.4% 7/1/2049	3,482,000	2,755,274
Fiserv Inc 4.55% 2/15/2031	9,000,000	8,971,655
Fiserv Inc 5.375% 8/21/2028	3,050,000	3,125,893
Fiserv Inc 5.625% 8/21/2033	2,700,000	2,794,612
Global Payments Inc 1.2% 3/1/2026	7,100,000	7,100,000
Global Payments Inc 2.9% 5/15/2030	4,600,000	4,281,821
Global Payments Inc 4.5% 11/15/2028	2,000,000	2,004,600
Global Payments Inc 4.8% 4/1/2026	1,000,000	1,000,381
Global Payments Inc 5.4% 8/15/2032	2,600,000	2,650,425
Global Payments Inc 5.55% 11/15/2035 (e)	4,000,000	3,978,840
Global Payments Inc 5.95% 8/15/2052	510,000	485,934
Goldman Sachs Private Credit Corp 5.875% 5/6/2028 (e)(f)	1,130,000	1,142,860
HA Sustainable Infrastructure Capital Inc 6.75% 7/15/2035	2,000,000	2,106,006
Jackson Financial Inc 4% 11/23/2051	1,100,000	743,791
John Deere Capital Corp 4.5% 1/8/2027 (e)	8,200,000	8,253,445
Mastercard Inc 3.3% 3/26/2027	1,600,000	1,592,977
Mastercard Inc 3.8% 11/21/2046	677,000	548,823
Mastercard Inc 3.85% 3/26/2050	4,600,000	3,659,078
Mastercard Inc 4.85% 3/9/2033 (e)	1,900,000	1,966,437
Mastercard Inc 4.875% 5/9/2034	5,000,000	5,157,656
National Rural Utilities Cooperative Finance Corp 4.12% 9/16/2027	9,500,000	9,545,040
National Rural Utilities Cooperative Finance Corp 4.15% 12/15/2032	5,800,000	5,722,101
National Rural Utilities Cooperative Finance Corp 5.8% 1/15/2033 (e)	1,700,000	1,838,350
PayPal Holdings Inc 2.3% 6/1/2030	5,600,000	5,231,078
PayPal Holdings Inc 2.85% 10/1/2029 (e)	3,160,000	3,045,127
PayPal Holdings Inc 3.25% 6/1/2050	1,900,000	1,328,005
PayPal Holdings Inc 5.1% 4/1/2035	1,200,000	1,215,165
PayPal Holdings Inc 5.25% 6/1/2062	1,400,000	1,280,243
Rexford Industrial Realty LP 2.125% 12/1/2030	1,300,000	1,177,950
Sixth Street Lending Partners 6.125% 7/15/2030	1,100,000	1,113,709
Sixth Street Lending Partners 6.5% 3/11/2029	1,400,000	1,445,688
Visa Inc 1.9% 4/15/2027	5,100,000	5,002,017
Visa Inc 2.05% 4/15/2030	13,400,000	12,523,313
Visa Inc 2.7% 4/15/2040	1,000,000	781,978
Visa Inc 2.75% 9/15/2027 (e)	2,125,000	2,097,749
Visa Inc 4.3% 12/14/2045 (e)	2,719,000	2,409,434
Visa Inc 4.7% 2/12/2036	5,200,000	5,255,395
Voya Financial Inc 3.65% 6/15/2026	2,814,000	2,811,120
Voya Financial Inc 5.05% 3/2/2036	1,200,000	1,186,336
Voya Financial Inc 5.7% 7/15/2043	668,000	660,363
Western Union Co/The 2.75% 3/15/2031 (e)	1,400,000	1,277,322
		222,387,534
Insurance - 0.7%
AFLAC Inc 3.6% 4/1/2030	4,959,000	4,884,214
AFLAC Inc 4% 10/15/2046	673,000	545,300
Allstate Corp/The 1.45% 12/15/2030	7,877,000	6,948,033
Allstate Corp/The 3.28% 12/15/2026	841,000	837,374
Allstate Corp/The 4.2% 12/15/2046	2,648,000	2,190,129
American International Group Inc 3.875% 1/15/2035	481,000	451,632
American International Group Inc 4.375% 6/30/2050	2,590,000	2,166,642
American International Group Inc 4.5% 7/16/2044	1,582,000	1,399,595
American International Group Inc 4.75% 4/1/2048	923,000	828,728
American International Group Inc 4.85% 5/7/2030	2,600,000	2,667,643
Aon Global Ltd 4.6% 6/14/2044	885,000	777,242
Aon Global Ltd 4.75% 5/15/2045	1,048,000	929,889
Aon North America Inc 5.45% 3/1/2034	3,100,000	3,234,387
Aon North America Inc 5.75% 3/1/2054	4,030,000	3,988,899
Arch Capital Group Ltd 3.635% 6/30/2050	2,400,000	1,788,930
Arthur J Gallagher & Co 4.85% 12/15/2029	1,600,000	1,639,233
Arthur J Gallagher & Co 5.15% 2/15/2035	3,220,000	3,264,070
Arthur J Gallagher & Co 5.55% 2/15/2055	2,659,000	2,544,116
Arthur J Gallagher & Co 5.75% 3/2/2053	1,300,000	1,263,943
Arthur J Gallagher & Co 5.75% 7/15/2054	800,000	785,571
Arthur J Gallagher & Co 6.5% 2/15/2034	2,300,000	2,536,321
Assurant Inc 4.9% 3/27/2028	1,000,000	1,012,573
Athene Holding Ltd 3.45% 5/15/2052	2,100,000	1,298,202
Athene Holding Ltd 3.5% 1/15/2031	1,100,000	1,038,180
Athene Holding Ltd 3.95% 5/25/2051	1,200,000	821,618
Athene Holding Ltd 5.875% 1/15/2034 (e)	1,700,000	1,730,223
Athene Holding Ltd 6.625% 10/15/2054 (d)	1,300,000	1,249,415
Athene Holding Ltd 6.625% 5/19/2055 (e)	1,040,000	1,017,652
Baylor Scott & White Holdings 2.839% 11/15/2050	4,000,000	2,629,617
Baylor Scott & White Holdings 3.967% 11/15/2046	445,000	372,444
Berkshire Hathaway Fin Corp 1.45% 10/15/2030 (e)	8,300,000	7,486,315
Berkshire Hathaway Fin Corp 2.85% 10/15/2050	3,200,000	2,072,068
Berkshire Hathaway Fin Corp 3.85% 3/15/2052	4,620,000	3,590,562
Berkshire Hathaway Fin Corp 4.2% 8/15/2048	2,116,000	1,783,435
Berkshire Hathaway Fin Corp 4.25% 1/15/2049	1,528,000	1,292,631
Berkshire Hathaway Fin Corp 4.4% 5/15/2042	2,500,000	2,309,613
Berkshire Hathaway Fin Corp 5.75% 1/15/2040	891,000	978,258
Brighthouse Financial Inc 3.7% 6/22/2027	1,090,000	1,076,449
Brighthouse Financial Inc 3.85% 12/22/2051	1,800,000	1,047,426
Brown & Brown Inc 4.7% 6/23/2028	2,030,000	2,049,197
Brown & Brown Inc 4.9% 6/23/2030	2,880,000	2,927,701
Brown & Brown Inc 4.95% 3/17/2052	1,000,000	858,718
Brown & Brown Inc 5.55% 6/23/2035	3,000,000	3,060,772
Brown & Brown Inc 6.25% 6/23/2055 (e)	970,000	990,623
Chubb INA Holdings LLC 1.375% 9/15/2030	6,000,000	5,351,206
Chubb INA Holdings LLC 3.05% 12/15/2061	700,000	438,510
Chubb INA Holdings LLC 4.35% 11/3/2045	713,000	628,570
Chubb INA Holdings LLC 4.9% 8/15/2035	1,900,000	1,925,676
Chubb INA Holdings LLC 5% 3/15/2034	3,000,000	3,087,940
Chubb INA Holdings LLC 6% 5/11/2037	983,000	1,077,984
Chubb INA Holdings LLC 6.5% 5/15/2038	626,000	716,177
Chubb INA Holdings LLC 6.7% 5/15/2036	1,100,000	1,267,772
CNA Financial Corp 3.45% 8/15/2027 (e)	4,700,000	4,663,018
CNA Financial Corp 5.2% 8/15/2035	510,000	513,050
CNA Financial Corp 5.5% 6/15/2033	1,000,000	1,043,461
First American Financial Corp 5.45% 9/30/2034	1,300,000	1,308,320
Globe Life Inc 4.8% 6/15/2032	1,000,000	1,010,447
Hartford Insurance Group Inc/The 2.8% 8/19/2029	1,256,000	1,208,430
Hartford Insurance Group Inc/The 3.6% 8/19/2049	1,107,000	825,078
Hartford Insurance Group Inc/The 4.4% 3/15/2048	1,731,000	1,483,025
Lincoln National Corp 3.625% 12/12/2026	1,069,000	1,065,138
Lincoln National Corp 5.35% 11/15/2035 (e)	400,000	390,524
Lincoln National Corp 7% 6/15/2040	2,000,000	2,161,802
Markel Group Inc 3.35% 9/17/2029	1,600,000	1,556,623
Markel Group Inc 5% 5/20/2049	1,700,000	1,531,171
Markel Group Inc 6% 5/16/2054	1,200,000	1,221,831
Marsh & McLennan Cos Inc 2.375% 12/15/2031	2,200,000	1,984,212
Marsh & McLennan Cos Inc 3.75% 3/14/2026	2,000,000	1,999,274
Marsh & McLennan Cos Inc 4.2% 3/1/2048	868,000	711,300
Marsh & McLennan Cos Inc 4.35% 1/30/2047	499,000	421,089
Marsh & McLennan Cos Inc 4.65% 3/15/2030 (e)	3,000,000	3,059,846
Marsh & McLennan Cos Inc 4.85% 11/15/2031	3,000,000	3,086,579
Marsh & McLennan Cos Inc 4.9% 3/15/2049	1,657,000	1,504,304
Marsh & McLennan Cos Inc 4.95% 3/15/2036	2,000,000	2,017,781
Marsh & McLennan Cos Inc 5% 3/15/2035	1,300,000	1,323,488
Marsh & McLennan Cos Inc 5.35% 11/15/2044	850,000	825,312
Marsh & McLennan Cos Inc 5.4% 3/15/2055	1,150,000	1,101,959
Marsh & McLennan Cos Inc 5.7% 9/15/2053 (e)	5,180,000	5,177,470
MetLife Inc 4.05% 3/1/2045	690,000	570,399
MetLife Inc 4.125% 8/13/2042	2,600,000	2,209,156
MetLife Inc 4.6% 5/13/2046	4,308,000	3,824,647
MetLife Inc 4.721% 12/15/2044 (d)	891,000	801,328
MetLife Inc 5.25% 1/15/2054	700,000	657,606
MetLife Inc 5.375% 7/15/2033	6,520,000	6,873,262
MetLife Inc 5.875% 2/6/2041	341,000	358,339
MetLife Inc 6.35% 3/15/2055 (d)	1,000,000	1,038,654
MetLife Inc 6.4% 12/15/2066 (d)	2,000,000	2,092,582
Principal Financial Group Inc 2.125% 6/15/2030	1,760,000	1,612,116
Principal Financial Group Inc 4.3% 11/15/2046	1,425,000	1,199,956
Principal Financial Group Inc 4.35% 5/15/2043	500,000	433,050
Progressive Corp/The 2.45% 1/15/2027 (e)	2,145,000	2,120,643
Progressive Corp/The 3.2% 3/26/2030	2,600,000	2,524,891
Progressive Corp/The 4.125% 4/15/2047	2,390,000	1,979,194
Progressive Corp/The 4.2% 3/15/2048	1,100,000	915,301
Prudential Financial Inc 3.878% 3/27/2028	740,000	740,460
Prudential Financial Inc 3.905% 12/7/2047	2,119,000	1,633,063
Prudential Financial Inc 3.935% 12/7/2049	1,910,000	1,470,634
Prudential Financial Inc 4.35% 2/25/2050	2,633,000	2,152,879
Prudential Financial Inc 4.418% 3/27/2048	1,132,000	953,107
Prudential Financial Inc 4.6% 5/15/2044	1,400,000	1,249,464
Prudential Financial Inc 5.125% 3/1/2052 (d)	1,000,000	982,702
Prudential Financial Inc 5.2% 3/14/2035 (e)	2,550,000	2,612,732
Prudential Financial Inc 5.7% 12/14/2036	68,000	71,856
Prudential Financial Inc 6% 9/1/2052 (d)	3,450,000	3,564,930
Prudential Financial Inc 6.5% 3/15/2054 (d)	1,100,000	1,159,209
Reinsurance Group of America Inc 3.9% 5/15/2029 (e)	1,000,000	994,398
Reinsurance Group of America Inc 3.95% 9/15/2026 (e)	3,300,000	3,298,504
Reinsurance Group of America Inc 5.75% 9/15/2034	1,400,000	1,466,818
Selective Insurance Group Inc 5.9% 4/15/2035	435,000	459,068
Travelers Companies Inc/The 4.05% 3/7/2048	600,000	491,559
Travelers Companies Inc/The 4.1% 3/4/2049	800,000	659,421
Travelers Companies Inc/The 4.3% 8/25/2045	261,000	224,943
Travelers Companies Inc/The 5.7% 7/24/2055	3,180,000	3,269,884
Travelers Companies Inc/The 6.25% 6/15/2037	5,488,000	6,134,089
Unum Group 4.5% 12/15/2049	1,000,000	781,603
Unum Group 5.25% 12/15/2035	560,000	557,024
Unum Group 6% 6/15/2054	1,000,000	985,751
Willis North America Inc 2.95% 9/15/2029	3,000,000	2,866,600
Willis North America Inc 3.875% 9/15/2049	1,300,000	972,768
Willis North America Inc 4.5% 9/15/2028 (e)	3,479,000	3,499,902
Willis North America Inc 5.15% 3/15/2036	1,000,000	999,586
Willis North America Inc 5.35% 5/15/2033	2,000,000	2,060,006
		221,578,034
TOTAL FINANCIALS		2,169,639,002
Health Care - 2.8%
Biotechnology - 0.4%
AbbVie Inc 2.95% 11/21/2026	13,300,000	13,215,531
AbbVie Inc 3.2% 11/21/2029	4,000,000	3,907,119
AbbVie Inc 4.05% 11/21/2039	9,370,000	8,481,581
AbbVie Inc 4.25% 11/14/2028	1,478,000	1,496,209
AbbVie Inc 4.25% 11/21/2049	8,300,000	6,983,406
AbbVie Inc 4.3% 5/14/2036	1,116,000	1,082,484
AbbVie Inc 4.4% 11/6/2042	1,851,000	1,679,740
AbbVie Inc 4.45% 5/14/2046	1,247,000	1,104,289
AbbVie Inc 4.55% 3/15/2035	11,386,000	11,336,212
AbbVie Inc 4.7% 5/14/2045	1,752,000	1,608,644
AbbVie Inc 4.75% 3/15/2045	1,128,000	1,044,753
AbbVie Inc 4.8% 3/15/2029	3,450,000	3,544,516
AbbVie Inc 4.875% 11/14/2048	1,710,000	1,580,053
AbbVie Inc 5.05% 3/15/2034	5,000,000	5,190,858
AbbVie Inc 5.4% 3/15/2054	3,570,000	3,506,031
AbbVie Inc 5.55% 3/15/2056	4,000,000	4,024,665
Amgen Inc 1.65% 8/15/2028	1,200,000	1,140,609
Amgen Inc 2.6% 8/19/2026 (e)	1,872,000	1,860,976
Amgen Inc 2.77% 9/1/2053	1,460,000	892,804
Amgen Inc 2.8% 8/15/2041	5,000,000	3,755,036
Amgen Inc 3.15% 2/21/2040	3,890,000	3,130,107
Amgen Inc 3.375% 2/21/2050	2,500,000	1,820,150
Amgen Inc 4.2% 2/22/2052	1,500,000	1,215,706
Amgen Inc 4.2% 3/1/2033	9,330,000	9,223,388
Amgen Inc 4.4% 5/1/2045	1,770,000	1,549,262
Amgen Inc 4.663% 6/15/2051	2,264,000	1,976,566
Amgen Inc 4.85% 2/19/2036	1,500,000	1,508,114
Amgen Inc 4.875% 3/1/2053	2,000,000	1,787,444
Amgen Inc 4.95% 10/1/2041	1,200,000	1,151,669
Amgen Inc 5.15% 3/2/2028	5,000,000	5,120,406
Amgen Inc 5.25% 3/2/2030	1,000,000	1,043,553
Amgen Inc 5.25% 3/2/2033	3,000,000	3,141,224
Amgen Inc 5.6% 3/2/2043	1,700,000	1,737,449
Amgen Inc 5.65% 3/2/2053 (e)	10,340,000	10,321,578
Biogen Inc 3.15% 5/1/2050	3,250,000	2,138,590
Biogen Inc 5.05% 1/15/2031	1,160,000	1,203,965
Biogen Inc 6.45% 5/15/2055	1,700,000	1,823,844
Gilead Sciences Inc 1.65% 10/1/2030	3,200,000	2,893,034
Gilead Sciences Inc 2.8% 10/1/2050	1,600,000	1,028,354
Gilead Sciences Inc 3.65% 3/1/2026	1,102,000	1,102,077
Gilead Sciences Inc 4.15% 3/1/2047	2,217,000	1,865,840
Gilead Sciences Inc 4.75% 3/1/2046	4,393,000	4,023,901
Gilead Sciences Inc 4.8% 11/15/2029	1,000,000	1,030,735
Gilead Sciences Inc 4.8% 4/1/2044	3,000,000	2,806,803
Gilead Sciences Inc 5.5% 11/15/2054 (e)	2,500,000	2,491,807
Gilead Sciences Inc 5.55% 10/15/2053 (e)	2,400,000	2,411,038
Regeneron Pharmaceuticals Inc 1.75% 9/15/2030	2,100,000	1,892,861
		148,874,981
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 1.15% 1/30/2028	5,000,000	4,780,446
Abbott Laboratories 3.7% 3/9/2029 (b)	3,000,000	2,999,825
Abbott Laboratories 3.75% 11/30/2026 (e)	7,242,000	7,242,053
Abbott Laboratories 4% 3/15/2031 (b)	2,500,000	2,498,021
Abbott Laboratories 4.3% 3/15/2033 (b)	4,000,000	3,996,016
Abbott Laboratories 4.65% 3/15/2036 (b)	5,100,000	5,101,538
Abbott Laboratories 4.75% 11/30/2036	3,002,000	3,031,801
Abbott Laboratories 4.9% 11/30/2046	2,854,000	2,704,898
Abbott Laboratories 5.3% 5/27/2040	700,000	729,875
Abbott Laboratories 5.5% 3/15/2056 (b)	7,100,000	7,124,410
Abbott Laboratories 6.15% 11/30/2037	1,900,000	2,137,749
Baxter International Inc 1.915% 2/1/2027	2,044,000	2,003,866
Baxter International Inc 2.539% 2/1/2032	4,700,000	4,111,552
Baxter International Inc 5.65% 12/15/2035 (e)	2,000,000	2,033,756
Becton Dickinson & Co 2.823% 5/20/2030	1,900,000	1,807,147
Becton Dickinson & Co 3.7% 6/6/2027	7,803,000	7,775,075
Becton Dickinson & Co 4.693% 2/13/2028	2,400,000	2,432,809
Boston Scientific Corp 2.65% 6/1/2030	1,500,000	1,419,309
Boston Scientific Corp 4% 3/1/2029	1,925,000	1,932,059
Boston Scientific Corp 4.7% 3/1/2049	1,257,000	1,158,428
GE HealthCare Technologies Inc 5.5% 6/15/2035 (e)	4,110,000	4,304,301
GE HealthCare Technologies Inc 5.65% 11/15/2027	1,600,000	1,643,947
GE HealthCare Technologies Inc 5.905% 11/22/2032	4,800,000	5,199,871
Medtronic Inc 4.625% 3/15/2045	3,404,000	3,158,154
Solventum Corp 5.6% 3/23/2034	5,500,000	5,750,500
Stryker Corp 1.95% 6/15/2030	1,650,000	1,515,725
Stryker Corp 2.9% 6/15/2050	1,150,000	764,541
Stryker Corp 3.5% 3/15/2026	3,600,000	3,599,001
Stryker Corp 4.1% 4/1/2043	1,300,000	1,122,251
Stryker Corp 4.625% 9/11/2034	2,650,000	2,659,677
Stryker Corp 4.85% 2/10/2030	3,100,000	3,196,112
Zimmer Biomet Holdings Inc 2.6% 11/24/2031 (e)	2,000,000	1,829,412
Zimmer Biomet Holdings Inc 5.05% 2/19/2030	1,100,000	1,138,199
Zimmer Biomet Holdings Inc 5.2% 9/15/2034	1,000,000	1,028,493
Zimmer Biomet Holdings Inc 5.5% 2/19/2035	1,330,000	1,391,900
		105,322,717
Health Care Providers & Services - 1.2%
Aetna Inc 4.75% 3/15/2044	500,000	440,333
Aetna Inc 6.625% 6/15/2036	1,160,000	1,293,707
AHS Hospital Corp 2.78% 7/1/2051	3,500,000	2,243,027
Allina Health System 3.887% 4/15/2049	1,239,000	973,091
Ascension Health 4.078% 11/15/2028	1,265,000	1,275,640
Ascension Health 4.294% 11/15/2030	1,500,000	1,515,900
Ascension Health 4.923% 11/15/2035	7,457,000	7,597,720
Banner Health 2.907% 1/1/2042	1,500,000	1,144,209
Banner Health 2.913% 1/1/2051	2,700,000	1,778,491
Baptist Healthcare System Obligated Group 3.54% 8/15/2050	3,000,000	2,235,627
Cardinal Health Inc 4.368% 6/15/2047	2,476,000	2,098,311
Cardinal Health Inc 4.5% 9/15/2030 (e)	1,400,000	1,420,253
Cardinal Health Inc 5.45% 2/15/2034	3,500,000	3,681,328
Cencora Inc 2.7% 3/15/2031	4,100,000	3,820,701
Cencora Inc 4.85% 12/15/2029	1,000,000	1,028,955
Cencora Inc 4.9% 2/13/2036	4,000,000	4,028,080
Cencora Inc 5.15% 2/15/2035	1,000,000	1,034,408
Centene Corp 2.5% 3/1/2031	1,230,000	1,067,495
Centene Corp 2.625% 8/1/2031	5,000,000	4,331,872
Centene Corp 3% 10/15/2030	1,300,000	1,170,789
Centene Corp 3.375% 2/15/2030	5,000,000	4,636,470
Centene Corp 4.25% 12/15/2027 (e)	5,100,000	5,069,117
Children's Hospital Medical Center/Cincinnati OH 4.268% 5/15/2044	592,000	531,348
Children's Hospital of Philadelphia/The 2.704% 7/1/2050	1,964,000	1,270,877
Cigna Group/The 2.375% 3/15/2031	1,500,000	1,374,827
Cigna Group/The 2.4% 3/15/2030 (e)	9,400,000	8,843,022
Cigna Group/The 3.4% 3/15/2050	1,000,000	708,747
Cigna Group/The 4.375% 10/15/2028	8,532,000	8,620,504
Cigna Group/The 4.5% 9/15/2030	3,700,000	3,750,405
Cigna Group/The 4.8% 7/15/2046	2,355,000	2,113,213
Cigna Group/The 4.8% 8/15/2038	4,201,000	4,072,547
Cigna Group/The 4.9% 12/15/2048	2,618,000	2,354,996
Cigna Group/The 5.6% 2/15/2054 (e)	2,100,000	2,056,057
Cigna Group/The 6% 1/15/2056 (e)	2,290,000	2,378,177
Cigna Group/The 6.125% 11/15/2041	535,000	572,320
CommonSpirit Health 3.91% 10/1/2050	4,500,000	3,456,323
CommonSpirit Health 4.35% 11/1/2042	356,000	317,919
CommonSpirit Health 4.352% 9/1/2030	995,000	999,413
CommonSpirit Health 4.975% 9/1/2035	259,000	260,349
CommonSpirit Health 5.205% 12/1/2031	3,000,000	3,127,507
CommonSpirit Health 5.548% 12/1/2054	2,200,000	2,161,598
CommonSpirit Health 5.662% 9/1/2055	290,000	290,891
Corewell Health Obligated Group 3.487% 7/15/2049	2,400,000	1,804,978
CVS Health Corp 3% 8/15/2026	1,016,000	1,011,471
CVS Health Corp 3.75% 4/1/2030	3,030,000	2,982,705
CVS Health Corp 4.125% 4/1/2040	595,000	517,636
CVS Health Corp 4.3% 3/25/2028	4,260,000	4,285,019
CVS Health Corp 4.78% 3/25/2038	3,600,000	3,439,781
CVS Health Corp 4.875% 7/20/2035	553,000	549,633
CVS Health Corp 5% 1/30/2029	7,360,000	7,553,901
CVS Health Corp 5% 9/15/2032	4,700,000	4,822,121
CVS Health Corp 5.05% 3/25/2048	8,684,000	7,743,542
CVS Health Corp 5.125% 7/20/2045	4,500,000	4,118,215
CVS Health Corp 5.25% 2/21/2033	4,100,000	4,258,643
CVS Health Corp 5.3% 12/5/2043	4,832,000	4,557,675
CVS Health Corp 5.4% 6/1/2029	2,600,000	2,702,944
CVS Health Corp 5.45% 9/15/2035	3,000,000	3,098,543
CVS Health Corp 5.625% 2/21/2053	1,800,000	1,713,273
CVS Health Corp 5.7% 6/1/2034	1,000,000	1,055,948
CVS Health Corp 6% 6/1/2063	2,600,000	2,550,834
CVS Health Corp 6.2% 9/15/2055	1,000,000	1,025,109
Elevance Health Inc 2.25% 5/15/2030	1,000,000	926,075
Elevance Health Inc 2.55% 3/15/2031 (e)	1,000,000	921,900
Elevance Health Inc 3.65% 12/1/2027	6,799,000	6,772,424
Elevance Health Inc 3.7% 9/15/2049	1,140,000	851,110
Elevance Health Inc 4% 9/15/2028	3,500,000	3,505,947
Elevance Health Inc 4.375% 12/1/2047	6,457,000	5,402,139
Elevance Health Inc 4.625% 5/15/2042	464,000	422,232
Elevance Health Inc 4.65% 1/15/2043	356,000	321,753
Elevance Health Inc 4.75% 2/15/2030	210,000	215,002
Elevance Health Inc 5.125% 2/15/2053	3,300,000	3,003,755
Elevance Health Inc 5.2% 2/15/2035	500,000	514,099
Elevance Health Inc 5.375% 6/15/2034 (e)	2,700,000	2,810,583
Elevance Health Inc 5.5% 10/15/2032 (e)	1,800,000	1,899,433
Elevance Health Inc 5.65% 6/15/2054	2,600,000	2,538,768
Elevance Health Inc 5.7% 2/15/2055	1,100,000	1,081,842
Elevance Health Inc 5.85% 11/1/2064	1,000,000	990,084
Franciscan Missionaries of Our Lady Health System Inc 3.914% 7/1/2049	2,400,000	1,879,895
HCA Inc 3.5% 9/1/2030	2,500,000	2,421,912
HCA Inc 3.625% 3/15/2032	5,700,000	5,431,366
HCA Inc 4.125% 6/15/2029	1,540,000	1,541,511
HCA Inc 4.3% 11/15/2030	1,400,000	1,402,684
HCA Inc 4.5% 2/15/2027	5,500,000	5,509,220
HCA Inc 4.625% 3/15/2052	4,100,000	3,395,806
HCA Inc 5.25% 3/1/2030	4,500,000	4,670,428
HCA Inc 5.25% 6/15/2049	3,120,000	2,860,345
HCA Inc 5.45% 9/15/2034	1,400,000	1,453,637
HCA Inc 5.6% 4/1/2034	3,000,000	3,150,257
HCA Inc 5.7% 11/15/2055	1,300,000	1,251,598
HCA Inc 5.75% 3/1/2035	5,790,000	6,129,135
HCA Inc 6% 4/1/2054	6,200,000	6,204,779
Humana Inc 1.35% 2/3/2027	1,800,000	1,755,550
Humana Inc 2.15% 2/3/2032	1,900,000	1,658,321
Humana Inc 3.95% 3/15/2027	5,493,000	5,486,751
Humana Inc 4.95% 10/1/2044	445,000	387,638
Humana Inc 5.75% 4/15/2054 (e)	2,400,000	2,242,056
Humana Inc 5.95% 3/15/2034	2,300,000	2,412,297
Humana Inc 6% 5/1/2055 (e)	1,600,000	1,541,548
Icon Investments Six DAC 5.849% 5/8/2029	1,340,000	1,372,069
Indiana University Health Inc Obligated Group 2.852% 11/1/2051	3,600,000	2,332,477
Integris Baptist Medical Center Inc 3.875% 8/15/2050	2,292,000	1,740,053
Kaiser Foundation Hospitals 2.81% 6/1/2041	3,107,000	2,359,135
Kaiser Foundation Hospitals 3.002% 6/1/2051	2,000,000	1,353,771
Kaiser Foundation Hospitals 3.266% 11/1/2049	1,900,000	1,376,247
Kaiser Foundation Hospitals 4.15% 5/1/2047	1,136,000	970,974
Kaiser Foundation Hospitals 4.875% 4/1/2042	321,000	314,247
Laboratory Corp of America Holdings 3.6% 9/1/2027	5,700,000	5,678,324
Mass General Brigham Inc 3.342% 7/1/2060	1,610,000	1,096,324
Mass General Brigham Inc 4.117% 7/1/2055	624,000	522,447
McKesson Corp 4.65% 5/30/2030	1,000,000	1,023,662
McKesson Corp 5.25% 5/30/2035	1,800,000	1,888,797
Memorial Sloan-Kettering Cancer Center 4.2% 7/1/2055	535,000	449,220
Memorial Sloan-Kettering Cancer Center 5% 7/1/2042	1,600,000	1,573,775
MyMichigan Health 3.409% 6/1/2050	833,000	600,330
New York and Presbyterian Hospital/The 4.024% 8/1/2045	624,000	531,457
New York and Presbyterian Hospital/The 4.063% 8/1/2056	469,000	381,623
Novant Health Inc 3.168% 11/1/2051	2,300,000	1,576,736
NYU Langone Hospitals 4.784% 7/1/2044	1,355,000	1,279,181
Orlando Health Obligated Group 3.327% 10/1/2050	1,481,000	1,106,898
PeaceHealth Obligated Group 4.335% 11/15/2028	390,000	392,732
PeaceHealth Obligated Group 4.855% 11/15/2032	290,000	296,286
Piedmont Healthcare Inc 2.719% 1/1/2042	2,688,000	1,962,652
Providence St Joseph Health Obligated Group 2.7% 10/1/2051	3,600,000	2,205,787
Quest Diagnostics Inc 2.95% 6/30/2030	2,850,000	2,717,536
Quest Diagnostics Inc 5% 12/15/2034 (e)	2,600,000	2,663,262
Sabra Health Care LP 3.2% 12/1/2031	1,300,000	1,202,249
Sutter Health 3.361% 8/15/2050	3,600,000	2,611,339
Sutter Health 5.537% 8/15/2035	7,900,000	8,389,662
Trinity Health Corp 2.632% 12/1/2040	1,000,000	746,826
UnitedHealth Group Inc 2% 5/15/2030	1,500,000	1,383,486
UnitedHealth Group Inc 2.75% 5/15/2040	5,332,000	4,023,604
UnitedHealth Group Inc 2.9% 5/15/2050	100,000	64,734
UnitedHealth Group Inc 3.125% 5/15/2060	1,300,000	803,664
UnitedHealth Group Inc 3.25% 5/15/2051	1,800,000	1,232,630
UnitedHealth Group Inc 3.375% 4/15/2027	963,000	958,317
UnitedHealth Group Inc 3.7% 8/15/2049	1,728,000	1,294,607
UnitedHealth Group Inc 3.75% 10/15/2047	1,704,000	1,309,401
UnitedHealth Group Inc 3.875% 12/15/2028	371,000	371,287
UnitedHealth Group Inc 3.875% 8/15/2059	1,798,000	1,305,250
UnitedHealth Group Inc 4.2% 1/15/2047	642,000	530,517
UnitedHealth Group Inc 4.25% 1/15/2029	5,000,000	5,054,055
UnitedHealth Group Inc 4.25% 6/15/2048	370,000	305,612
UnitedHealth Group Inc 4.375% 3/15/2042	2,103,000	1,873,277
UnitedHealth Group Inc 4.625% 11/15/2041	1,000,000	921,127
UnitedHealth Group Inc 4.625% 7/15/2035	1,100,000	1,093,287
UnitedHealth Group Inc 4.7% 4/15/2029	7,000,000	7,166,286
UnitedHealth Group Inc 4.75% 7/15/2045	297,000	269,300
UnitedHealth Group Inc 4.8% 1/15/2030	5,700,000	5,863,156
UnitedHealth Group Inc 4.9% 4/15/2031	9,600,000	9,925,030
UnitedHealth Group Inc 4.95% 5/15/2062	3,100,000	2,705,185
UnitedHealth Group Inc 5.05% 4/15/2053 (e)	4,200,000	3,818,095
UnitedHealth Group Inc 5.15% 7/15/2034	7,500,000	7,750,236
UnitedHealth Group Inc 5.2% 4/15/2063 (e)	2,100,000	1,897,539
UnitedHealth Group Inc 5.25% 2/15/2028	2,400,000	2,463,219
UnitedHealth Group Inc 5.3% 6/15/2035 (e)	3,500,000	3,652,179
UnitedHealth Group Inc 5.35% 2/15/2033	4,400,000	4,619,570
UnitedHealth Group Inc 5.625% 7/15/2054	7,620,000	7,517,884
UnitedHealth Group Inc 5.8% 3/15/2036	1,100,000	1,180,581
UnitedHealth Group Inc 5.875% 2/15/2053	4,400,000	4,474,800
UnitedHealth Group Inc 6.05% 2/15/2063	1,000,000	1,029,641
UnitedHealth Group Inc 6.625% 11/15/2037	1,100,000	1,251,187
Universal Health Services Inc 2.65% 10/15/2030	3,500,000	3,221,607
West Virginia United Health System Obligated Group 3.129% 6/1/2050	1,400,000	929,236
		402,878,079
Life Sciences Tools & Services - 0.1%
Agilent Technologies Inc 4.2% 9/9/2027	1,560,000	1,566,931
Agilent Technologies Inc 4.75% 9/9/2034	1,560,000	1,575,319
Danaher Corp 4.375% 9/15/2045 (e)	422,000	373,019
Revvity Inc 2.25% 9/15/2031 (e)	1,900,000	1,690,603
Thermo Fisher Scientific Inc 2.6% 10/1/2029	788,000	754,805
Thermo Fisher Scientific Inc 2.8% 10/15/2041	800,000	601,871
Thermo Fisher Scientific Inc 4.794% 10/7/2035	2,300,000	2,320,704
Thermo Fisher Scientific Inc 4.8% 11/21/2027 (e)	7,000,000	7,121,022
Thermo Fisher Scientific Inc 4.902% 2/12/2036	4,000,000	4,069,354
Thermo Fisher Scientific Inc 5.086% 8/10/2033	2,400,000	2,505,073
Thermo Fisher Scientific Inc 5.3% 2/1/2044	1,038,000	1,035,471
Thermo Fisher Scientific Inc 5.404% 8/10/2043	1,200,000	1,226,327
		24,840,499
Pharmaceuticals - 0.8%
Bristol-Myers Squibb Co 2.35% 11/13/2040 (e)	1,356,000	980,252
Bristol-Myers Squibb Co 3.25% 8/1/2042	499,000	390,587
Bristol-Myers Squibb Co 3.7% 3/15/2052	1,700,000	1,270,005
Bristol-Myers Squibb Co 4.125% 6/15/2039	7,803,000	7,172,510
Bristol-Myers Squibb Co 4.25% 10/26/2049	3,437,000	2,859,207
Bristol-Myers Squibb Co 4.35% 11/15/2047	3,400,000	2,912,343
Bristol-Myers Squibb Co 4.55% 2/20/2048	269,000	235,591
Bristol-Myers Squibb Co 5% 8/15/2045	6,800,000	6,479,592
Bristol-Myers Squibb Co 5.2% 2/22/2034	7,200,000	7,535,931
Bristol-Myers Squibb Co 5.55% 2/22/2054	4,952,000	4,912,730
Eli Lilly & Co 2.25% 5/15/2050	800,000	468,459
Eli Lilly & Co 3.95% 3/15/2049	2,610,000	2,134,884
Eli Lilly & Co 4.2% 8/14/2029	2,960,000	3,000,744
Eli Lilly & Co 4.6% 8/14/2034	2,960,000	3,005,560
Eli Lilly & Co 4.75% 2/12/2030	11,300,000	11,676,876
Eli Lilly & Co 4.875% 2/27/2053	2,200,000	2,025,254
Eli Lilly & Co 4.9% 10/15/2035	5,000,000	5,120,571
Eli Lilly & Co 5% 2/9/2054	6,900,000	6,480,908
Eli Lilly & Co 5.1% 2/12/2035	1,250,000	1,301,308
Eli Lilly & Co 5.5% 2/12/2055	1,250,000	1,259,210
Eli Lilly & Co 5.6% 2/12/2065	1,250,000	1,258,599
GlaxoSmithKline Capital Inc 3.875% 5/15/2028	7,800,000	7,832,629
GlaxoSmithKline Capital Inc 6.375% 5/15/2038	3,752,000	4,278,250
Haleon US Capital LLC 3.375% 3/24/2027	2,700,000	2,686,934
Haleon US Capital LLC 3.625% 3/24/2032	6,000,000	5,781,134
Johnson & Johnson 2.1% 9/1/2040	5,228,000	3,772,411
Johnson & Johnson 2.45% 9/1/2060	1,600,000	895,589
Johnson & Johnson 3.4% 1/15/2038	1,663,000	1,482,962
Johnson & Johnson 3.5% 1/15/2048	5,369,000	4,204,501
Johnson & Johnson 3.625% 3/3/2037	713,000	657,078
Johnson & Johnson 4.5% 12/5/2043	1,181,000	1,119,652
Johnson & Johnson 4.85% 3/1/2032 (e)	9,000,000	9,423,817
Johnson & Johnson 4.85% 5/15/2041	760,000	764,761
Johnson & Johnson 4.9% 6/1/2031	300,000	314,567
Merck & Co Inc 2.15% 12/10/2031	5,500,000	4,970,567
Merck & Co Inc 2.9% 12/10/2061	1,600,000	948,921
Merck & Co Inc 3.6% 9/15/2042	1,356,000	1,117,680
Merck & Co Inc 3.7% 2/10/2045	1,141,000	922,633
Merck & Co Inc 3.850% 9/15/2027	4,400,000	4,421,926
Merck & Co Inc 3.9% 3/7/2039	4,800,000	4,366,072
Merck & Co Inc 4% 3/7/2049	2,900,000	2,361,338
Merck & Co Inc 4.05% 5/17/2028	2,000,000	2,015,898
Merck & Co Inc 4.15% 3/15/2031	6,000,000	6,040,852
Merck & Co Inc 4.5% 5/17/2033	3,250,000	3,312,091
Merck & Co Inc 4.75% 12/4/2035 (e)	2,800,000	2,825,499
Merck & Co Inc 5% 5/17/2053 (e)	3,200,000	2,977,493
Merck & Co Inc 5.55% 12/4/2055	3,500,000	3,509,705
Merck & Co Inc 5.700% 9/15/2055	2,900,000	2,965,820
Mylan Inc 5.2% 4/15/2048	2,735,000	2,277,500
Novartis Capital Corp 2% 2/14/2027	1,400,000	1,377,827
Novartis Capital Corp 2.75% 8/14/2050	2,900,000	1,903,507
Novartis Capital Corp 3.1% 5/17/2027	49,000	48,723
Novartis Capital Corp 3.7% 9/21/2042	1,504,000	1,264,719
Novartis Capital Corp 3.9% 11/5/2028	3,000,000	3,015,156
Novartis Capital Corp 4% 11/20/2045	934,000	796,808
Novartis Capital Corp 4.1% 11/5/2030	4,000,000	4,026,368
Novartis Capital Corp 4.6% 11/5/2035	3,600,000	3,618,095
Novartis Capital Corp 5.3% 11/5/2055	1,800,000	1,783,240
Pfizer Inc 2.55% 5/28/2040	4,203,000	3,154,188
Pfizer Inc 2.7% 5/28/2050	800,000	512,108
Pfizer Inc 3% 12/15/2026	1,195,000	1,188,761
Pfizer Inc 3.45% 3/15/2029 (e)	12,884,000	12,795,451
Pfizer Inc 3.9% 3/15/2039	1,123,000	1,011,649
Pfizer Inc 4% 12/15/2036 (e)	2,993,000	2,838,240
Pfizer Inc 4.125% 12/15/2046	2,472,000	2,072,491
Pfizer Inc 4.2% 9/15/2048	1,390,000	1,169,825
Pfizer Inc 4.3% 6/15/2043	442,000	394,290
Pfizer Inc 4.4% 5/15/2044	747,000	678,911
Pfizer Inc 5.6% 11/15/2055 (e)	2,440,000	2,460,494
Pfizer Inc 7.2% 3/15/2039	963,000	1,163,326
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2028	7,000,000	7,103,039
Pfizer Investment Enterprises Pte Ltd 4.65% 5/19/2030	4,000,000	4,101,078
Pfizer Investment Enterprises Pte Ltd 4.75% 5/19/2033	9,300,000	9,493,365
Pfizer Investment Enterprises Pte Ltd 5.11% 5/19/2043	3,100,000	3,016,851
Pfizer Investment Enterprises Pte Ltd 5.3% 5/19/2053	4,518,000	4,325,877
Pfizer Investment Enterprises Pte Ltd 5.34% 5/19/2063	5,400,000	5,067,672
Royalty Pharma PLC 3.35% 9/2/2051	3,800,000	2,570,791
Royalty Pharma PLC 4.450% 3/25/2031	3,450,000	3,471,716
Royalty Pharma PLC 5.200% 9/25/2035	400,000	406,499
Royalty Pharma PLC 5.4% 9/2/2034	1,300,000	1,345,331
Utah Acquisition Sub Inc 3.95% 6/15/2026	304,000	303,656
Utah Acquisition Sub Inc 5.25% 6/15/2046	588,000	495,370
Viatris Inc 2.7% 6/22/2030	1,780,000	1,643,593
Viatris Inc 4% 6/22/2050	2,280,000	1,561,447
Wyeth LLC 5.95% 4/1/2037	1,000,000	1,093,742
Zoetis Inc 3.95% 9/12/2047	356,000	293,855
Zoetis Inc 4.15% 8/17/2028	3,080,000	3,103,442
Zoetis Inc 4.7% 2/1/2043	3,132,000	2,913,040
		260,313,942
TOTAL HEALTH CARE		942,230,218
Industrials - 1.7%
Aerospace & Defense - 0.5%
Boeing Co 2.7% 2/1/2027	7,286,000	7,207,462
Boeing Co 2.95% 2/1/2030	1,666,000	1,597,836
Boeing Co 3.65% 3/1/2047	492,000	366,061
Boeing Co 3.95% 8/1/2059	2,100,000	1,505,033
Boeing Co 5.04% 5/1/2027 (e)	3,200,000	3,233,647
Boeing Co 5.15% 5/1/2030	9,470,000	9,808,454
Boeing Co 5.705% 5/1/2040	10,164,000	10,574,984
Boeing Co 5.805% 5/1/2050	4,000,000	4,016,160
Boeing Co 5.93% 5/1/2060	4,100,000	4,111,969
Boeing Co 6.298% 5/1/2029	6,200,000	6,607,017
Boeing Co 6.388% 5/1/2031	1,600,000	1,748,913
Boeing Co 6.528% 5/1/2034	3,400,000	3,812,001
Boeing Co 6.858% 5/1/2054	3,580,000	4,105,647
Boeing Co 6.875% 3/15/2039	588,000	671,890
GE Aerospace 4.35% 5/1/2050 (e)	2,400,000	2,101,827
GE Aerospace 4.5% 3/11/2044	5,413,000	4,972,350
General Dynamics Corp 3.75% 5/15/2028	1,676,000	1,681,091
General Dynamics Corp 4.25% 4/1/2040	2,170,000	2,020,758
General Dynamics Corp 4.25% 4/1/2050 (e)	900,000	780,486
Howmet Aerospace Inc 5.95% 2/1/2037	900,000	983,957
Huntington Ingalls Industries Inc 3.483% 12/1/2027 (e)	6,100,000	6,050,321
L3Harris Technologies Inc 3.85% 12/15/2026 (e)	1,330,000	1,329,068
L3Harris Technologies Inc 4.4% 6/15/2028	5,400,000	5,440,933
L3Harris Technologies Inc 5.054% 4/27/2045	2,100,000	2,041,728
L3Harris Technologies Inc 5.4% 1/15/2027	3,500,000	3,546,394
L3Harris Technologies Inc 5.4% 7/31/2033	1,000,000	1,053,548
L3Harris Technologies Inc 5.6% 7/31/2053 (e)	1,300,000	1,308,629
Lockheed Martin Corp 3.8% 3/1/2045	1,900,000	1,559,181
Lockheed Martin Corp 4.09% 9/15/2052	2,704,000	2,192,743
Lockheed Martin Corp 4.7% 5/15/2046	2,789,000	2,571,979
Lockheed Martin Corp 4.75% 2/15/2034 (e)	3,200,000	3,288,445
Lockheed Martin Corp 4.8% 8/15/2034	3,200,000	3,275,649
Lockheed Martin Corp 5% 8/15/2035 (e)	2,900,000	2,996,994
Lockheed Martin Corp 5.2% 2/15/2055 (e)	2,270,000	2,185,735
Lockheed Martin Corp 5.9% 11/15/2063	2,000,000	2,110,857
Northrop Grumman Corp 3.25% 1/15/2028	1,497,000	1,481,444
Northrop Grumman Corp 3.85% 4/15/2045	335,000	273,512
Northrop Grumman Corp 4.03% 10/15/2047	1,456,000	1,194,467
Northrop Grumman Corp 4.4% 5/1/2030 (e)	4,458,000	4,524,543
Northrop Grumman Corp 4.7% 3/15/2033	3,500,000	3,575,628
Northrop Grumman Corp 4.75% 6/1/2043	1,713,000	1,610,093
Northrop Grumman Corp 5.2% 6/1/2054 (e)	4,200,000	4,008,732
RTX Corp 1.9% 9/1/2031	6,600,000	5,874,457
RTX Corp 2.82% 9/1/2051	1,000,000	638,942
RTX Corp 3.75% 11/1/2046	186,000	147,495
RTX Corp 4.05% 5/4/2047	1,448,000	1,196,110
RTX Corp 4.15% 5/15/2045	3,500,000	2,987,480
RTX Corp 4.35% 4/15/2047	1,176,000	1,015,623
RTX Corp 4.45% 11/16/2038	3,300,000	3,147,329
RTX Corp 4.5% 6/1/2042	1,315,000	1,211,756
RTX Corp 4.625% 11/16/2048	1,247,000	1,110,770
RTX Corp 4.875% 10/15/2040	178,000	175,128
RTX Corp 5.15% 2/27/2033	5,600,000	5,860,451
RTX Corp 5.375% 2/27/2053 (e)	1,400,000	1,365,648
RTX Corp 5.4% 5/1/2035	1,060,000	1,127,255
RTX Corp 5.7% 4/15/2040	1,356,000	1,443,817
RTX Corp 6.1% 3/15/2034	6,760,000	7,474,132
RTX Corp 6.4% 3/15/2054 (e)	1,000,000	1,117,464
		165,422,023
Air Freight & Logistics - 0.1%
FedEx Corp 3.25% 5/15/2041	3,300,000	2,601,516
FedEx Corp 4.25% 5/15/2030	1,866,000	1,882,786
FedEx Corp 4.4% 1/15/2047	1,425,000	1,150,041
FedEx Corp 4.55% 4/1/2046	267,000	223,299
FedEx Corp 4.95% 10/17/2048	2,731,000	2,501,655
FedEx Corp 5.25% 5/15/2050	2,143,000	2,058,564
United Parcel Service Inc 3.4% 11/15/2046	473,000	356,034
United Parcel Service Inc 3.625% 10/1/2042	1,100,000	905,537
United Parcel Service Inc 3.75% 11/15/2047	1,102,000	867,788
United Parcel Service Inc 4.45% 4/1/2030 (e)	1,840,000	1,883,926
United Parcel Service Inc 4.875% 3/3/2033 (e)	7,200,000	7,508,918
United Parcel Service Inc 5.25% 5/14/2035	1,000,000	1,050,968
United Parcel Service Inc 5.5% 5/22/2054	4,300,000	4,255,785
United Parcel Service Inc 5.95% 5/14/2055	1,000,000	1,050,149
United Parcel Service Inc 6.05% 5/14/2065	2,100,000	2,195,285
United Parcel Service Inc 6.2% 1/15/2038	1,645,000	1,848,722
		32,340,973
Building Products - 0.1%
Carrier Global Corp 2.493% 2/15/2027	2,000,000	1,974,685
Carrier Global Corp 2.722% 2/15/2030	3,000,000	2,850,809
Carrier Global Corp 3.377% 4/5/2040	2,702,000	2,214,470
Carrier Global Corp 3.577% 4/5/2050	2,550,000	1,909,226
Carrier Global Corp 5.9% 3/15/2034	1,620,000	1,752,691
Johnson Controls International PLC / Tyco Fire & Security Finance SCA 1.75% 9/15/2030	6,320,000	5,731,002
Johnson Controls International PLC / Tyco Fire & Security Finance SCA 2% 9/16/2031	1,000,000	891,321
Masco Corp 2% 2/15/2031	2,500,000	2,247,482
Masco Corp 3.125% 2/15/2051	1,200,000	808,260
Owens Corning 4.3% 7/15/2047	1,600,000	1,322,658
Owens Corning 5.7% 6/15/2034 (e)	1,200,000	1,272,946
Owens Corning 5.95% 6/15/2054	1,000,000	1,035,248
Trane Technologies Holdco Inc 3.75% 8/21/2028	829,000	830,929
Trane Technologies Holdco Inc 4.3% 2/21/2048	886,000	769,387
		25,611,114
Commercial Services & Supplies - 0.1%
Republic Services Inc 1.75% 2/15/2032	2,300,000	2,010,022
Republic Services Inc 3.95% 5/15/2028	1,872,000	1,877,418
Republic Services Inc 5% 12/15/2033	2,100,000	2,189,093
Republic Services Inc 5.15% 3/15/2035 (e)	1,450,000	1,514,784
Republic Services Inc 5.2% 11/15/2034 (e)	2,500,000	2,617,000
Veralto Corp 5.35% 9/18/2028 (e)	1,700,000	1,755,610
Veralto Corp 5.45% 9/18/2033	600,000	632,274
Waste Connections Inc 3.05% 4/1/2050	2,700,000	1,864,921
Waste Management Inc 2.5% 11/15/2050	3,280,000	2,028,416
Waste Management Inc 4.15% 4/15/2032 (e)	3,700,000	3,707,796
Waste Management Inc 4.15% 7/15/2049	462,000	394,787
Waste Management Inc 4.65% 3/15/2030	1,530,000	1,570,449
Waste Management Inc 4.95% 3/15/2035	1,430,000	1,470,897
Waste Management Inc 5.35% 10/15/2054 (e)	1,430,000	1,415,747
		25,049,214
Electrical Equipment - 0.0%
Emerson Electric Co 1.95% 10/15/2030	2,700,000	2,474,680
Emerson Electric Co 2.75% 10/15/2050	2,800,000	1,813,595
Hubbell Inc 3.15% 8/15/2027	2,200,000	2,175,626
Regal Rexnord Corp 6.4% 4/15/2033	2,700,000	2,935,780
		9,399,681
Ground Transportation - 0.3%
Burlington Northern Santa Fe LLC 3.05% 2/15/2051	2,100,000	1,409,139
Burlington Northern Santa Fe LLC 3.25% 6/15/2027	36,000	35,838
Burlington Northern Santa Fe LLC 3.9% 8/1/2046	827,000	673,997
Burlington Northern Santa Fe LLC 4.05% 6/15/2048	3,755,000	3,091,831
Burlington Northern Santa Fe LLC 4.125% 6/15/2047	508,000	426,439
Burlington Northern Santa Fe LLC 4.15% 4/1/2045	303,000	258,762
Burlington Northern Santa Fe LLC 4.375% 9/1/2042	802,000	722,033
Burlington Northern Santa Fe LLC 4.45% 1/15/2053	2,000,000	1,711,206
Burlington Northern Santa Fe LLC 4.55% 9/1/2044	535,000	483,743
Burlington Northern Santa Fe LLC 4.7% 9/1/2045	418,000	384,866
Burlington Northern Santa Fe LLC 4.9% 4/1/2044	713,000	679,134
Burlington Northern Santa Fe LLC 5.15% 9/1/2043	2,203,000	2,168,990
Burlington Northern Santa Fe LLC 5.2% 4/15/2054	1,000,000	956,097
Burlington Northern Santa Fe LLC 5.5% 3/15/2055	2,100,000	2,097,362
Burlington Northern Santa Fe LLC 5.55% 3/15/2056	1,200,000	1,204,287
Burlington Northern Santa Fe LLC 5.75% 5/1/2040 (e)	1,100,000	1,173,595
Burlington Northern Santa Fe LLC 6.15% 5/1/2037	2,400,000	2,691,570
CSX Corp 2.5% 5/15/2051	85,000	51,713
CSX Corp 3.25% 6/1/2027	91,000	90,418
CSX Corp 3.8% 11/1/2046	1,019,000	813,346
CSX Corp 3.95% 5/1/2050 (e)	637,000	503,660
CSX Corp 4.1% 11/15/2032 (e)	5,000,000	4,982,902
CSX Corp 4.1% 3/15/2044	1,207,000	1,036,358
CSX Corp 4.25% 3/15/2029 (e)	3,300,000	3,343,461
CSX Corp 4.3% 3/1/2048	1,600,000	1,363,771
CSX Corp 4.5% 11/15/2052 (e)	2,000,000	1,733,865
CSX Corp 4.5% 3/15/2049	2,229,000	1,934,569
CSX Corp 4.75% 11/15/2048	1,032,000	932,092
CSX Corp 5.05% 6/15/2035 (e)	4,480,000	4,621,012
Norfolk Southern Corp 2.3% 5/15/2031	1,000,000	912,652
Norfolk Southern Corp 3.8% 8/1/2028	1,740,000	1,738,429
Norfolk Southern Corp 3.95% 10/1/2042	339,000	286,899
Norfolk Southern Corp 4.05% 8/15/2052	1,234,000	971,864
Norfolk Southern Corp 4.1% 5/15/2121	1,300,000	906,839
Norfolk Southern Corp 4.15% 2/28/2048	4,436,000	3,673,392
Norfolk Southern Corp 4.65% 1/15/2046	582,000	521,201
Norfolk Southern Corp 5.1% 5/1/2035	2,700,000	2,790,818
Norfolk Southern Corp 5.35% 8/1/2054 (e)	3,700,000	3,575,560
Ryder System Inc 5% 3/15/2030 (e)	3,900,000	4,018,381
Uber Technologies Inc 4.15% 1/15/2031 (e)	2,800,000	2,789,035
Uber Technologies Inc 4.3% 1/15/2030	1,250,000	1,256,983
Uber Technologies Inc 4.8% 9/15/2034	1,250,000	1,253,624
Uber Technologies Inc 4.8% 9/15/2035	3,010,000	2,996,247
Uber Technologies Inc 5.35% 9/15/2054	1,250,000	1,192,004
Union Pacific Corp 2.15% 2/5/2027	1,800,000	1,773,744
Union Pacific Corp 2.891% 4/6/2036	7,001,000	6,024,781
Union Pacific Corp 2.973% 9/16/2062	1,700,000	1,019,671
Union Pacific Corp 3% 4/15/2027	891,000	884,803
Union Pacific Corp 3.25% 2/5/2050	2,100,000	1,477,893
Union Pacific Corp 3.6% 9/15/2037 (e)	588,000	530,918
Union Pacific Corp 3.75% 2/5/2070	1,400,000	968,079
Union Pacific Corp 3.799% 10/1/2051	499,000	383,047
Union Pacific Corp 3.799% 4/6/2071	4,483,000	3,148,042
Union Pacific Corp 3.839% 3/20/2060	2,844,000	2,101,726
Union Pacific Corp 4.95% 5/15/2053	2,500,000	2,307,948
Union Pacific Corp 5.1% 2/20/2035	1,120,000	1,168,202
Union Pacific Corp 5.6% 12/1/2054 (e)	1,120,000	1,134,256
Union Pacific Corp 6.625% 2/1/2029	3,500,000	3,781,237
		97,164,331
Industrial Conglomerates - 0.1%
3M Co 2.875% 10/15/2027	12,000	11,842
3M Co 3.05% 4/15/2030 (e)	8,000,000	7,708,343
3M Co 3.125% 9/19/2046	492,000	347,930
3M Co 3.25% 8/26/2049	108,000	75,659
3M Co 4% 9/14/2048 (e)	3,000,000	2,421,986
3M Co 5.15% 3/15/2035 (e)	4,100,000	4,238,702
Honeywell International Inc 1.95% 6/1/2030	100,000	92,234
Honeywell International Inc 2.5% 11/1/2026	1,276,000	1,265,566
Honeywell International Inc 2.7% 8/15/2029	3,500,000	3,368,538
Honeywell International Inc 3.812% 11/21/2047	249,000	198,704
Honeywell International Inc 4.25% 1/15/2029	4,300,000	4,348,664
Honeywell International Inc 4.7% 2/1/2030	1,880,000	1,931,001
Honeywell International Inc 4.875% 9/1/2029	1,600,000	1,651,684
Honeywell International Inc 4.95% 9/1/2031	1,800,000	1,881,070
Honeywell International Inc 5% 2/15/2033	2,000,000	2,086,349
Honeywell International Inc 5% 3/1/2035	4,380,000	4,518,039
Honeywell International Inc 5.25% 3/1/2054 (e)	3,930,000	3,781,228
Trane Technologies Financing Ltd 3.8% 3/21/2029	2,557,000	2,556,873
Trane Technologies Financing Ltd 4.65% 11/1/2044	1,069,000	986,740
		43,471,152
Machinery - 0.3%
Caterpillar Financial Services Corp 1.7% 1/8/2027	5,500,000	5,404,687
Caterpillar Financial Services Corp 2.4% 8/9/2026	508,000	504,621
Caterpillar Financial Services Corp 3.6% 8/12/2027 (e)	2,000,000	1,999,473
Caterpillar Financial Services Corp 4.1% 8/15/2028	10,000,000	10,093,273
Caterpillar Financial Services Corp 4.15% 1/8/2031	1,550,000	1,562,790
Caterpillar Inc 2.6% 4/9/2030	10,300,000	9,820,419
Caterpillar Inc 3.25% 9/19/2049	1,973,000	1,436,906
Caterpillar Inc 3.803% 8/15/2042	445,000	380,397
Caterpillar Inc 5.2% 5/15/2035	7,370,000	7,720,863
Caterpillar Inc 5.3% 9/15/2035	1,247,000	1,334,204
Cummins Inc 1.5% 9/1/2030 (e)	3,890,000	3,509,188
Cummins Inc 4.7% 2/15/2031 (e)	2,500,000	2,572,597
Cummins Inc 5.45% 2/20/2054 (e)	1,500,000	1,501,947
Deere & Co 2.875% 9/7/2049	2,470,000	1,701,786
Deere & Co 3.75% 4/15/2050	2,900,000	2,321,896
Deere & Co 5.375% 10/16/2029	1,278,000	1,348,707
Deere & Co 5.45% 1/16/2035 (e)	2,000,000	2,135,288
Eaton Corp 4% 11/2/2032 (e)	4,139,000	4,112,259
Eaton Corp 4.15% 11/2/2042	339,000	300,363
Eaton Corp 4.15% 3/15/2033 (e)	4,490,000	4,481,246
Illinois Tool Works Inc 3.9% 9/1/2042	2,300,000	1,986,738
Ingersoll Rand Inc 5.176% 6/15/2029	3,000,000	3,111,559
Ingersoll Rand Inc 5.45% 6/15/2034	1,700,000	1,785,428
Ingersoll Rand Inc 5.7% 8/14/2033	3,300,000	3,531,424
Otis Worldwide Corp 2.293% 4/5/2027	1,400,000	1,378,235
Otis Worldwide Corp 2.565% 2/15/2030	3,000,000	2,834,380
Otis Worldwide Corp 3.362% 2/15/2050	400,000	287,698
Otis Worldwide Corp 5.131% 9/4/2035	1,360,000	1,401,301
Otis Worldwide Corp 5.25% 8/16/2028 (e)	1,900,000	1,960,401
Parker-Hannifin Corp 3.25% 3/1/2027	1,007,000	1,002,254
Parker-Hannifin Corp 4% 6/14/2049	900,000	738,358
Parker-Hannifin Corp 4.1% 3/1/2047	1,009,000	850,365
Parker-Hannifin Corp 4.25% 9/15/2027 (e)	5,100,000	5,132,084
Parker-Hannifin Corp 4.5% 9/15/2029 (e)	2,200,000	2,241,660
Stanley Black & Decker Inc 2.3% 3/15/2030	6,550,000	6,074,080
Stanley Black & Decker Inc 5.2% 9/1/2040	500,000	491,769
Westinghouse Air Brake Technologies Corp 3.45% 11/15/2026	2,600,000	2,590,556
Westinghouse Air Brake Technologies Corp 4.9% 5/29/2030	3,000,000	3,090,105
Westinghouse Air Brake Technologies Corp 5.5% 5/29/2035	560,000	589,329
		105,320,634
Passenger Airlines - 0.0%
American Airlines 2016-2 Class AA Pass Through Trust equipment trust certificate 3.2% 12/15/2029	812,455	797,801
American Airlines 2021-1 Class A Pass Through Trust equipment trust certificate 2.875% 1/11/2036	2,274,492	2,097,079
Delta Air Lines Inc 4.95% 7/10/2028	2,200,000	2,236,571
Delta Air Lines Inc 5.25% 7/10/2030	1,200,000	1,237,467
Southwest Airlines Co 2.625% 2/10/2030 (e)	1,000,000	938,366
Southwest Airlines Co 4.375% 11/15/2028	1,500,000	1,512,844
Southwest Airlines Co 5.25% 11/15/2035	600,000	595,092
United Airlines 2015-1 Class A Pass Through Trust 3.45% 6/1/2029	67,581	66,744
United Airlines 2016-1 Class AA Pass Through Trust equipment trust certificate 3.1% 1/7/2030	929,261	909,949
United Airlines 2023-1 Class A Pass Through Trust equipment trust certificate 5.8% 7/15/2037	2,094,444	2,222,306
		12,614,219
Professional Services - 0.1%
Booz Allen Hamilton Inc 5.95% 8/4/2033 (e)	1,500,000	1,538,778
Leidos Inc 4.1% 3/15/2029 (b)	3,100,000	3,107,939
Leidos Inc 5% 3/15/2036 (b)	3,100,000	3,092,734
Paychex Inc 5.35% 4/15/2032	3,300,000	3,384,325
Paychex Inc 5.6% 4/15/2035 (e)	2,736,000	2,804,799
Verisk Analytics Inc 5.125% 3/15/2036	2,000,000	1,996,855
Verisk Analytics Inc 5.25% 3/15/2035	2,500,000	2,540,579
		18,466,009
Trading Companies & Distributors - 0.1%
Air Lease Corp 3.125% 12/1/2030	1,120,000	1,053,421
Air Lease Corp 3.625% 12/1/2027	4,145,000	4,116,806
Air Lease Corp 3.75% 6/1/2026	3,707,000	3,702,872
Air Lease Corp 5.2% 7/15/2031	2,500,000	2,566,101
Ferguson Enterprises Inc 4.35% 3/15/2031	2,100,000	2,106,471
GATX Corp 6.05% 6/5/2054 (e)	1,000,000	1,034,092
GATX Corp 6.9% 5/1/2034	3,400,000	3,847,783
WW Grainger Inc 4.45% 9/15/2034	3,000,000	3,009,658
		21,437,204
TOTAL INDUSTRIALS		556,296,554
Information Technology - 1.9%
Communications Equipment - 0.1%
Cisco Systems Inc 4.75% 2/24/2030 (e)	2,500,000	2,578,351
Cisco Systems Inc 4.8% 2/26/2027	5,500,000	5,552,849
Cisco Systems Inc 4.85% 2/26/2029 (e)	2,500,000	2,574,564
Cisco Systems Inc 5.05% 2/26/2034	2,500,000	2,594,811
Cisco Systems Inc 5.1% 2/24/2035 (e)	3,660,000	3,798,703
Cisco Systems Inc 5.3% 2/26/2054	2,900,000	2,821,307
Cisco Systems Inc 5.5% 2/24/2055	1,090,000	1,095,688
Cisco Systems Inc 5.9% 2/15/2039	4,673,000	5,110,137
Motorola Solutions Inc 4.6% 5/23/2029	3,900,000	3,960,854
Motorola Solutions Inc 5.2% 8/15/2032	1,800,000	1,879,288
Motorola Solutions Inc 5.5% 9/1/2044	1,400,000	1,392,814
		33,359,366
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp 2.8% 2/15/2030	2,300,000	2,201,095
Amphenol Corp 3.8% 11/15/2027	4,000,000	4,006,718
Amphenol Corp 4.125% 11/15/2030	3,800,000	3,819,097
Amphenol Corp 4.625% 2/15/2036	4,000,000	3,975,497
Amphenol Corp 5.25% 4/5/2034 (e)	1,700,000	1,780,814
Amphenol Corp 5.3% 11/15/2055	1,600,000	1,549,340
Amphenol Corp 5.375% 11/15/2054	882,000	869,484
Corning Inc 3.9% 11/15/2049	3,700,000	2,921,835
Corning Inc 4.75% 3/15/2042	891,000	838,636
Corning Inc 5.35% 11/15/2048	1,000,000	993,700
Dell International LLC / EMC Corp 4.15% 2/15/2029	2,900,000	2,910,379
Dell International LLC / EMC Corp 5.1% 2/15/2036 (e)	3,000,000	3,011,036
Dell International LLC / EMC Corp 5.3% 10/1/2029	6,046,000	6,274,981
Dell International LLC / EMC Corp 5.5% 4/1/2035	3,780,000	3,930,688
Dell International LLC / EMC Corp 8.1% 7/15/2036	3,200,000	3,891,162
Dell International LLC / EMC Corp 8.35% 7/15/2046	1,049,000	1,341,414
Flex Ltd 5.25% 1/15/2032	2,400,000	2,463,920
Vontier Corp 1.8% 4/1/2026	1,300,000	1,297,038
Vontier Corp 2.4% 4/1/2028	1,300,000	1,255,290
		49,332,124
IT Services - 0.1%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	5,500,000	5,442,411
CDW LLC / CDW Finance Corp 3.569% 12/1/2031	800,000	744,711
CDW LLC / CDW Finance Corp 5.1% 3/1/2030 (e)	1,720,000	1,746,795
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	1,120,000	1,127,273
IBM Corporation 1.95% 5/15/2030	2,400,000	2,200,816
IBM Corporation 2.95% 5/15/2050	1,500,000	961,703
IBM Corporation 3.5% 5/15/2029	111,000	109,437
IBM Corporation 4% 6/20/2042	5,900,000	4,979,591
IBM Corporation 4.15% 5/15/2039	353,000	316,543
IBM Corporation 4.15% 7/27/2027	7,000,000	7,037,056
IBM Corporation 4.25% 5/15/2049	8,481,000	6,877,501
IBM Corporation 4.3% 2/3/2031	1,700,000	1,709,427
IBM Corporation 4.7% 2/19/2046	882,000	781,916
IBM Corporation 4.8% 2/10/2030	3,920,000	4,016,736
IBM Corporation 4.9% 7/27/2052	1,000,000	883,199
IBM Corporation 4.95% 2/3/2036	1,000,000	1,001,948
IBM Corporation 5.2% 2/10/2035 (e)	3,920,000	4,046,623
		43,983,686
Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices Inc 4.393% 6/1/2052 (e)	600,000	514,035
Analog Devices Inc 2.8% 10/1/2041	3,500,000	2,636,043
Analog Devices Inc 3.5% 12/5/2026	1,500,000	1,496,640
Analog Devices Inc 4.5% 6/15/2030	4,000,000	4,090,637
Applied Materials Inc 2.75% 6/1/2050	1,200,000	793,482
Applied Materials Inc 4% 1/15/2031	2,400,000	2,402,249
Applied Materials Inc 4.35% 4/1/2047	2,303,000	2,040,673
Broadcom Corp / Broadcom Cayman Finance Ltd 3.5% 1/15/2028	4,847,000	4,828,165
Broadcom Inc 2.45% 2/15/2031	3,200,000	2,957,898
Broadcom Inc 2.6% 2/15/2033	3,600,000	3,204,669
Broadcom Inc 3.137% 11/15/2035 (f)	1,000,000	874,354
Broadcom Inc 3.419% 4/15/2033	2,500,000	2,341,621
Broadcom Inc 3.469% 4/15/2034	3,397,000	3,143,277
Broadcom Inc 3.5% 2/15/2041	2,900,000	2,402,316
Broadcom Inc 3.75% 2/15/2051	5,800,000	4,471,881
Broadcom Inc 4.2% 10/15/2030	8,200,000	8,245,985
Broadcom Inc 4.3% 1/15/2031 (e)	4,700,000	4,741,698
Broadcom Inc 4.3% 11/15/2032	1,700,000	1,694,116
Broadcom Inc 4.55% 2/15/2032	4,880,000	4,945,907
Broadcom Inc 4.6% 7/15/2030	8,200,000	8,384,274
Broadcom Inc 4.75% 4/15/2029	3,167,000	3,240,506
Broadcom Inc 4.8% 10/15/2034	4,880,000	4,934,260
Broadcom Inc 4.8% 2/15/2036	2,570,000	2,576,345
Broadcom Inc 4.926% 5/15/2037 (f)	1,600,000	1,600,398
Broadcom Inc 4.95% 1/15/2036	3,000,000	3,043,947
Broadcom Inc 5% 4/15/2030	4,750,000	4,911,499
Broadcom Inc 5.15% 11/15/2031	3,330,000	3,486,844
Broadcom Inc 5.7% 1/15/2056	1,000,000	1,026,870
Intel Corp 3.05% 8/12/2051	1,100,000	691,222
Intel Corp 3.15% 5/11/2027	4,300,000	4,258,250
Intel Corp 3.25% 11/15/2049	2,050,000	1,342,123
Intel Corp 3.734% 12/8/2047	583,000	422,066
Intel Corp 3.75% 8/5/2027	1,400,000	1,395,454
Intel Corp 3.9% 3/25/2030	5,970,000	5,901,262
Intel Corp 4.1% 5/11/2047 (e)	428,000	330,579
Intel Corp 4.1% 5/19/2046	1,247,000	969,362
Intel Corp 4.6% 3/25/2040	1,869,000	1,699,272
Intel Corp 4.75% 3/25/2050	8,091,000	6,758,552
Intel Corp 4.875% 2/10/2028	3,000,000	3,047,541
Intel Corp 4.95% 3/25/2060 (e)	1,000,000	827,881
Intel Corp 5.05% 8/5/2062	2,500,000	2,080,907
Intel Corp 5.2% 2/10/2033 (e)	12,260,000	12,640,709
Intel Corp 5.6% 2/21/2054	1,000,000	944,396
Intel Corp 5.7% 2/10/2053	2,210,000	2,098,927
KLA Corp 4.65% 7/15/2032 (e)	3,900,000	3,999,650
KLA Corp 4.7% 2/1/2034	2,000,000	2,030,502
KLA Corp 5.25% 7/15/2062	1,300,000	1,227,744
Lam Research Corp 2.875% 6/15/2050	2,800,000	1,847,827
Marvell Technology Inc 2.45% 4/15/2028	2,600,000	2,516,892
Marvell Technology Inc 4.75% 7/15/2030	1,000,000	1,019,489
Marvell Technology Inc 5.45% 7/15/2035 (e)	700,000	728,724
Marvell Technology Inc 5.95% 9/15/2033	1,000,000	1,074,329
Micron Technology Inc 3.477% 11/1/2051 (e)	1,500,000	1,100,057
Micron Technology Inc 5.65% 11/1/2032	1,300,000	1,385,676
Micron Technology Inc 5.8% 1/15/2035	1,370,000	1,467,145
Micron Technology Inc 5.875% 9/15/2033 (e)	1,400,000	1,506,114
Micron Technology Inc 6.05% 11/1/2035	710,000	771,260
NVIDIA Corp 2% 6/15/2031	1,200,000	1,093,906
NVIDIA Corp 2.85% 4/1/2030	88,000	84,653
NVIDIA Corp 3.5% 4/1/2040	1,000,000	862,249
NVIDIA Corp 3.5% 4/1/2050 (e)	3,900,000	2,976,849
QUALCOMM Inc 1.65% 5/20/2032	4,500,000	3,889,992
QUALCOMM Inc 2.15% 5/20/2030 (e)	1,100,000	1,023,125
QUALCOMM Inc 3.25% 5/20/2027	20,000	19,897
QUALCOMM Inc 4.3% 5/20/2047	1,800,000	1,528,411
QUALCOMM Inc 4.5% 5/20/2030	3,340,000	3,406,575
QUALCOMM Inc 4.65% 5/20/2035 (e)	1,200,000	1,212,774
QUALCOMM Inc 4.8% 5/20/2045	2,790,000	2,575,288
QUALCOMM Inc 5% 5/20/2035	3,340,000	3,426,789
QUALCOMM Inc 5.4% 5/20/2033	2,200,000	2,346,142
QUALCOMM Inc 6% 5/20/2053	1,000,000	1,057,456
Texas Instruments Inc 2.9% 11/3/2027	2,000,000	1,976,598
Texas Instruments Inc 4.15% 5/15/2048	1,613,000	1,356,703
Texas Instruments Inc 4.5% 5/23/2030	4,100,000	4,184,980
Texas Instruments Inc 4.6% 2/15/2028 (e)	5,000,000	5,082,100
Texas Instruments Inc 5% 3/14/2053	1,300,000	1,217,353
Texas Instruments Inc 5.05% 5/18/2063	1,400,000	1,276,785
Texas Instruments Inc 5.1% 5/23/2035	4,100,000	4,269,020
		201,982,146
Software - 0.7%
AppLovin Corp 5.125% 12/1/2029	1,650,000	1,685,058
AppLovin Corp 5.5% 12/1/2034	3,350,000	3,415,269
Cadence Design Systems Inc 4.3% 9/10/2029	1,930,000	1,949,638
Cadence Design Systems Inc 4.7% 9/10/2034	950,000	958,238
Intuit Inc 5.2% 9/15/2033	1,600,000	1,659,322
Intuit Inc 5.5% 9/15/2053 (e)	1,400,000	1,325,004
Microsoft Corp 1.35% 9/15/2030	6,000,000	5,423,493
Microsoft Corp 2.5% 9/15/2050	1,800,000	1,111,078
Microsoft Corp 2.525% 6/1/2050	4,290,000	2,671,090
Microsoft Corp 2.675% 6/1/2060	1,815,000	1,050,809
Microsoft Corp 2.921% 3/17/2052	19,678,000	13,109,287
Microsoft Corp 3.041% 3/17/2062	736,000	462,651
Microsoft Corp 3.3% 2/6/2027	2,000,000	1,993,513
Microsoft Corp 3.45% 8/8/2036	10,518,000	9,713,610
Microsoft Corp 3.5% 11/15/2042 (e)	1,000,000	835,600
Microsoft Corp 4.1% 2/6/2037	2,900,000	2,838,286
Microsoft Corp 4.2% 11/3/2035 (e)	3,800,000	3,823,269
Oracle Corp 2.65% 7/15/2026	1,604,000	1,594,395
Oracle Corp 2.8% 4/1/2027	17,700,000	17,439,510
Oracle Corp 2.875% 3/25/2031	5,200,000	4,726,134
Oracle Corp 3.6% 4/1/2050	500,000	312,763
Oracle Corp 3.65% 3/25/2041	4,000,000	2,970,839
Oracle Corp 3.85% 4/1/2060	3,600,000	2,190,041
Oracle Corp 3.85% 7/15/2036	3,105,000	2,647,307
Oracle Corp 3.9% 5/15/2035	8,200,000	7,195,746
Oracle Corp 3.95% 3/25/2051	5,200,000	3,442,166
Oracle Corp 4% 11/15/2047	4,491,000	3,096,688
Oracle Corp 4% 7/15/2046	1,746,000	1,218,015
Oracle Corp 4.1% 3/25/2061	1,520,000	972,973
Oracle Corp 4.125% 5/15/2045	535,000	386,411
Oracle Corp 4.2% 9/27/2029	4,000,000	3,950,870
Oracle Corp 4.3% 7/8/2034	1,691,000	1,550,373
Oracle Corp 4.375% 5/15/2055	2,781,000	1,922,246
Oracle Corp 4.45% 9/26/2030	5,000,000	4,903,768
Oracle Corp 4.55% 2/4/2029	2,300,000	2,304,365
Oracle Corp 4.65% 5/6/2030	3,000,000	2,994,273
Oracle Corp 4.95% 2/4/2031	4,500,000	4,490,783
Oracle Corp 5.2% 9/26/2035	7,000,000	6,764,470
Oracle Corp 5.375% 7/15/2040	10,698,000	9,787,033
Oracle Corp 5.375% 9/27/2054	4,500,000	3,643,233
Oracle Corp 5.5% 9/27/2064	1,800,000	1,423,490
Oracle Corp 5.7% 2/4/2036	4,500,000	4,502,520
Oracle Corp 5.875% 9/26/2045	4,000,000	3,624,261
Oracle Corp 5.95% 9/26/2055 (e)	3,500,000	3,079,978
Oracle Corp 6% 8/3/2055 (e)	2,530,000	2,228,698
Oracle Corp 6.25% 11/9/2032	4,100,000	4,329,280
Oracle Corp 6.55% 2/4/2046	4,500,000	4,385,032
Oracle Corp 6.7% 2/4/2056	9,750,000	9,455,162
Oracle Corp 6.9% 11/9/2052 (e)	1,500,000	1,484,416
Roper Technologies Inc 1.4% 9/15/2027	144,000	138,491
Roper Technologies Inc 1.75% 2/15/2031	1,860,000	1,633,928
Roper Technologies Inc 2% 6/30/2030	3,360,000	3,050,886
Roper Technologies Inc 3.8% 12/15/2026	1,515,000	1,512,970
Roper Technologies Inc 4.9% 10/15/2034	2,420,000	2,405,403
Roper Technologies Inc 5.1% 9/15/2035 (e)	1,000,000	998,257
Salesforce Inc 2.7% 7/15/2041	2,100,000	1,491,554
Salesforce Inc 2.9% 7/15/2051	4,300,000	2,631,873
Synopsys Inc 4.65% 4/1/2028 (e)	6,300,000	6,380,235
Synopsys Inc 4.85% 4/1/2030	1,670,000	1,710,032
Synopsys Inc 5% 4/1/2032	3,200,000	3,299,410
Synopsys Inc 5.15% 4/1/2035 (e)	3,500,000	3,584,362
Synopsys Inc 5.7% 4/1/2055	2,700,000	2,698,439
VMware LLC 1.4% 8/15/2026	8,200,000	8,103,028
		218,681,322
Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc 1.25% 8/20/2030	8,300,000	7,450,612
Apple Inc 1.7% 8/5/2031	2,700,000	2,421,408
Apple Inc 2.2% 9/11/2029 (e)	6,000,000	5,717,966
Apple Inc 2.375% 2/8/2041	5,500,000	4,036,845
Apple Inc 2.4% 8/20/2050	1,000,000	600,881
Apple Inc 2.55% 8/20/2060	3,400,000	1,915,005
Apple Inc 2.65% 2/8/2051	1,500,000	946,548
Apple Inc 2.85% 8/5/2061	8,100,000	4,902,248
Apple Inc 2.9% 9/12/2027	2,004,000	1,984,349
Apple Inc 2.95% 9/11/2049	2,630,000	1,796,240
Apple Inc 3% 11/13/2027 (e)	1,782,000	1,768,303
Apple Inc 3.2% 5/11/2027	8,593,000	8,560,915
Apple Inc 3.75% 11/13/2047	1,243,000	998,831
Apple Inc 3.85% 5/4/2043	4,217,000	3,614,639
Apple Inc 3.85% 8/4/2046	2,500,000	2,063,565
Apple Inc 4.1% 8/8/2062	1,600,000	1,275,809
Apple Inc 4.25% 2/9/2047	445,000	388,497
Apple Inc 4.3% 5/10/2033 (e)	400,000	408,778
Apple Inc 4.375% 5/13/2045	836,000	756,523
Apple Inc 4.5% 2/23/2036 (e)	1,651,000	1,689,925
Apple Inc 4.65% 2/23/2046	10,307,000	9,601,281
Hewlett Packard Enterprise Co 4.4% 10/15/2030	2,000,000	2,002,642
Hewlett Packard Enterprise Co 4.55% 10/15/2029	8,870,000	8,976,082
Hewlett Packard Enterprise Co 5% 10/15/2034	2,070,000	2,051,214
Hewlett Packard Enterprise Co 5.6% 10/15/2054	1,290,000	1,187,219
Hewlett Packard Enterprise Co 6.2% 10/15/2035 (d)	776,000	841,188
Hewlett Packard Enterprise Co 6.35% 10/15/2045 (d)(e)	1,669,000	1,714,335
HP Inc 3.4% 6/17/2030 (e)	5,820,000	5,596,676
HP Inc 5.5% 1/15/2033 (e)	1,800,000	1,849,482
HP Inc 6% 9/15/2041 (e)	1,367,000	1,370,998
		88,489,004
TOTAL INFORMATION TECHNOLOGY		635,827,648
Materials - 0.5%
Chemicals - 0.3%
Air Products and Chemicals Inc 2.7% 5/15/2040	1,561,000	1,195,418
Air Products and Chemicals Inc 4.3% 6/11/2028 (e)	3,250,000	3,290,137
Air Products and Chemicals Inc 4.6% 2/8/2029	6,500,000	6,648,892
Air Products and Chemicals Inc 4.9% 10/11/2032 (e)	2,950,000	3,057,316
Albemarle Corp 5.65% 6/1/2052	1,100,000	1,008,845
CF Industries Inc 5.375% 3/15/2044 (e)	2,000,000	1,917,153
Dow Chemical Co/The 2.1% 11/15/2030 (e)	4,695,000	4,184,417
Dow Chemical Co/The 3.6% 11/15/2050	283,000	184,029
Dow Chemical Co/The 4.25% 10/1/2034	1,300,000	1,201,985
Dow Chemical Co/The 4.375% 11/15/2042	869,000	687,751
Dow Chemical Co/The 4.8% 11/30/2028 (e)	5,624,000	5,715,297
Dow Chemical Co/The 4.8% 5/15/2049	1,277,000	998,180
Dow Chemical Co/The 5.6% 2/15/2054 (e)	1,200,000	1,038,809
Dow Chemical Co/The 5.65% 3/15/2036 (e)	2,740,000	2,746,212
Dow Chemical Co/The 6.9% 5/15/2053 (e)	2,380,000	2,436,806
Dow Chemical Co/The 9.4% 5/15/2039	535,000	687,709
Eastman Chemical Co 4.5% 12/1/2028	2,700,000	2,729,768
Eastman Chemical Co 4.65% 10/15/2044	535,000	465,154
Eastman Chemical Co 5% 8/1/2029	1,000,000	1,026,321
Eastman Chemical Co 5.625% 2/20/2034	1,520,000	1,587,099
Eastman Chemical Co 5.75% 3/8/2033 (e)	600,000	638,071
Ecolab Inc 2.7% 11/1/2026	1,176,000	1,168,509
Ecolab Inc 2.7% 12/15/2051	2,800,000	1,765,562
Ecolab Inc 2.75% 8/18/2055	73,000	44,974
Ecolab Inc 3.95% 12/1/2047	593,000	494,793
Ecolab Inc 4.8% 3/24/2030	1,745,000	1,796,645
Ecolab Inc 5% 9/1/2035	1,630,000	1,682,961
International Flavors & Fragrances Inc 5% 9/26/2048	1,500,000	1,353,842
Linde Inc/CT 3.55% 11/7/2042	856,000	700,691
LYB International Finance BV 4.875% 3/15/2044	1,743,000	1,460,003
LYB International Finance II BV 3.5% 3/2/2027	4,361,000	4,344,313
LYB International Finance III LLC 3.375% 10/1/2040	2,400,000	1,777,341
LYB International Finance III LLC 4.2% 10/15/2049	2,700,000	1,958,547
LYB International Finance III LLC 5.125% 1/15/2031 (e)	2,230,000	2,267,647
LyondellBasell Industries NV 4.625% 2/26/2055	2,067,000	1,593,265
Mosaic Co/The 4.05% 11/15/2027	2,727,000	2,729,362
Mosaic Co/The 5.45% 11/15/2033 (e)	500,000	519,116
Mosaic Co/The 5.625% 11/15/2043	668,000	654,161
PPG Industries Inc 1.2% 3/15/2026	3,600,000	3,595,755
RPM International Inc 4.55% 3/1/2029 (e)	3,000,000	3,043,710
Sherwin-Williams Co/The 2.95% 8/15/2029	5,000,000	4,831,805
Sherwin-Williams Co/The 3.45% 6/1/2027	6,613,000	6,580,206
Sherwin-Williams Co/The 4.5% 6/1/2047	1,520,000	1,318,077
Sherwin-Williams Co/The 4.8% 9/1/2031	1,600,000	1,648,761
Westlake Corp 3.375% 6/15/2030 (e)	1,600,000	1,547,197
Westlake Corp 3.375% 8/15/2061	1,200,000	730,057
Westlake Corp 5% 8/15/2046 (e)	356,000	313,136
Westlake Corp 5.55% 11/15/2035 (e)	600,000	609,302
Westlake Corp 6.375% 11/15/2055	1,150,000	1,152,237
		95,127,344
Construction Materials - 0.0%
Amrize Finance US LLC 5.4% 4/7/2035	4,300,000	4,496,743
CRH America Finance Inc 5.4% 5/21/2034 (e)	2,000,000	2,093,625
CRH America Finance Inc 5.5% 1/9/2035 (e)	4,000,000	4,213,079
CRH America Finance Inc 5.6% 2/9/2056	710,000	709,716
Martin Marietta Materials Inc 2.4% 7/15/2031	1,800,000	1,637,323
Martin Marietta Materials Inc 3.2% 7/15/2051	1,000,000	680,916
Martin Marietta Materials Inc 4.25% 12/15/2047	1,400,000	1,174,663
Martin Marietta Materials Inc 5.15% 12/1/2034	700,000	722,561
Martin Marietta Materials Inc 5.5% 12/1/2054	700,000	687,355
Vulcan Materials Co 5.35% 12/1/2034	3,110,000	3,243,816
		19,659,797
Containers & Packaging - 0.1%
Amcor Flexibles North America Inc 5.5% 3/17/2035 (e)	1,190,000	1,253,186
Amcor Group Finance PLC 5.45% 5/23/2029	5,000,000	5,208,211
Avery Dennison Corp 4.875% 12/6/2028	3,100,000	3,160,582
International Paper Co 4.4% 8/15/2047	854,000	710,610
International Paper Co 5% 9/15/2035	2,600,000	2,612,563
International Paper Co 5.15% 5/15/2046 (e)	2,281,000	2,105,811
Packaging Corp of America 5.2% 8/15/2035	2,300,000	2,358,205
Sonoco Products Co 5% 9/1/2034	2,800,000	2,827,603
WRKCo Inc 3% 6/15/2033	2,820,000	2,545,398
		22,782,169
Metals & Mining - 0.1%
Freeport-McMoRan Inc 4.375% 8/1/2028	5,673,000	5,679,386
Freeport-McMoRan Inc 4.625% 8/1/2030	2,300,000	2,327,108
Freeport-McMoRan Inc 5.4% 11/14/2034	1,500,000	1,569,424
Freeport-McMoRan Inc 5.45% 3/15/2043 (e)	1,600,000	1,583,016
Newmont Corp / Newcrest Finance Pty Ltd 3.25% 5/13/2030	867,000	844,135
Newmont Corp / Newcrest Finance Pty Ltd 5.35% 3/15/2034	1,300,000	1,373,571
Newmont Corp 5.45% 6/9/2044	1,141,000	1,155,311
Nucor Corp 2.979% 12/15/2055	2,013,000	1,285,685
Nucor Corp 3.125% 4/1/2032 (e)	1,000,000	941,041
Nucor Corp 4.3% 5/23/2027	1,800,000	1,811,084
Nucor Corp 4.65% 6/1/2030	4,600,000	4,707,049
		23,276,810
TOTAL MATERIALS		160,846,120
Real Estate - 0.9%
Diversified REITs - 0.1%
Equinix Europe 2 Financing Corp LLC 4.6% 11/15/2030	1,800,000	1,821,439
Equinix Europe 2 Financing Corp LLC 4.7% 3/15/2033 (b)	3,000,000	3,011,109
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	2,400,000	2,504,530
GLP Capital LP / GLP Financing II Inc 5.25% 2/15/2033	2,600,000	2,619,009
GLP Capital LP / GLP Financing II Inc 5.625% 3/1/2036	1,200,000	1,199,862
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	3,960,000	4,031,933
Piedmont Operating Partnership LP 3.15% 8/15/2030	1,200,000	1,115,486
Store Capital LLC 2.75% 11/18/2030	1,200,000	1,103,745
VICI Properties LP 4.75% 2/15/2028	2,000,000	2,019,882
VICI Properties LP 4.95% 2/15/2030	2,845,000	2,891,997
VICI Properties LP 5.125% 5/15/2032	2,000,000	2,028,665
VICI Properties LP 5.625% 4/1/2035	2,510,000	2,582,989
VICI Properties LP 6.125% 4/1/2054 (e)	1,300,000	1,308,880
WP Carey Inc 2.45% 2/1/2032	1,200,000	1,073,864
WP Carey Inc 5.375% 6/30/2034	1,000,000	1,039,146
		30,352,536
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc 2% 5/18/2032	4,300,000	3,695,685
Alexandria Real Estate Equities Inc 4.5% 7/30/2029	1,900,000	1,914,798
Alexandria Real Estate Equities Inc 4.85% 4/15/2049	2,300,000	2,006,505
Alexandria Real Estate Equities Inc 5.25% 3/15/2036	3,000,000	3,001,889
Healthpeak OP LLC 2.875% 1/15/2031 (e)	3,150,000	2,950,290
Healthpeak OP LLC 3% 1/15/2030	3,700,000	3,539,956
Healthpeak OP LLC 4.75% 1/15/2033	580,000	582,919
Omega Healthcare Investors Inc 3.375% 2/1/2031	2,200,000	2,076,151
Omega Healthcare Investors Inc 4.5% 4/1/2027	3,693,000	3,698,726
Ventas Realty LP 3.25% 10/15/2026 (e)	624,000	620,951
Ventas Realty LP 3.85% 4/1/2027	1,693,000	1,689,786
Ventas Realty LP 4% 3/1/2028	3,744,000	3,742,336
Ventas Realty LP 4.375% 2/1/2045	535,000	463,314
Ventas Realty LP 4.875% 4/15/2049	1,000,000	893,783
Welltower OP LLC 3.1% 1/15/2030	3,200,000	3,094,197
Welltower OP LLC 4.95% 9/1/2048	1,782,000	1,685,440
Welltower OP LLC 6.5% 3/15/2041	1,000,000	1,134,561
		36,791,287
Industrial REITs - 0.1%
LXP Industrial Trust 6.75% 11/15/2028	396,000	419,525
Prologis LP 1.25% 10/15/2030 (e)	6,800,000	6,013,880
Prologis LP 1.75% 2/1/2031	4,700,000	4,206,494
Prologis LP 2.25% 4/15/2030	2,159,000	2,021,998
Prologis LP 3.05% 3/1/2050	700,000	474,040
Prologis LP 3.25% 10/1/2026	831,000	827,787
Prologis LP 4.75% 1/15/2031	1,350,000	1,392,786
Prologis LP 4.875% 6/15/2028 (e)	1,000,000	1,023,603
Prologis LP 5.25% 3/15/2054 (e)	2,780,000	2,678,330
Prologis LP 5.25% 5/15/2035	1,500,000	1,562,742
Prologis LP 5.25% 6/15/2053	1,000,000	967,414
		21,588,599
Office REITs - 0.0%
Boston Properties LP 2.75% 10/1/2026	1,247,000	1,237,140
Boston Properties LP 2.9% 3/15/2030	396,000	373,682
Boston Properties LP 3.25% 1/30/2031 (e)	800,000	753,540
Boston Properties LP 3.4% 6/21/2029	3,600,000	3,506,104
Boston Properties LP 4.5% 12/1/2028	2,800,000	2,823,551
Boston Properties LP 5.75% 1/15/2035 (e)	1,800,000	1,833,754
COPT Defense Properties LP 2.75% 4/15/2031	1,100,000	1,015,853
Highwoods Realty LP 7.65% 2/1/2034	1,290,000	1,470,856
Kilroy Realty LP 3.05% 2/15/2030 (e)	3,200,000	2,981,610
Kilroy Realty LP 5.875% 10/15/2035	675,000	665,413
		16,661,503
Real Estate Management & Development - 0.1%
Americold Realty Operating Partnership LP 5.6% 5/15/2032	1,400,000	1,434,277
CBRE Services Inc 5.1% 6/15/2030	1,500,000	1,530,137
CBRE Services Inc 5.95% 8/15/2034	2,300,000	2,459,873
Digital Realty Trust LP 3.6% 7/1/2029	1,700,000	1,677,757
Digital Realty Trust LP 3.7% 8/15/2027	1,425,000	1,419,383
Essex Portfolio LP 2.65% 3/15/2032	4,300,000	3,878,390
Essex Portfolio LP 5.375% 4/1/2035	1,300,000	1,345,024
Extra Space Storage LP 3.9% 4/1/2029	6,400,000	6,367,580
Extra Space Storage LP 4.95% 1/15/2033	1,500,000	1,523,953
Extra Space Storage LP 5.35% 1/15/2035	590,000	607,226
Extra Space Storage LP 5.4% 6/15/2035	2,170,000	2,242,605
Extra Space Storage LP 5.9% 1/15/2031 (e)	1,100,000	1,171,764
Mid-America Apartments LP 1.7% 2/15/2031	2,100,000	1,865,666
Mid-America Apartments LP 3.95% 3/15/2029	1,700,000	1,700,726
Tanger Properties LP 3.875% 7/15/2027	1,105,000	1,102,311
		30,326,672
Residential REITs - 0.1%
American Homes 4 Rent LP 3.375% 7/15/2051	400,000	270,030
American Homes 4 Rent LP 4.95% 6/15/2030 (e)	1,290,000	1,316,349
American Homes 4 Rent LP 5.25% 3/15/2035	1,100,000	1,109,572
American Homes 4 Rent LP 5.5% 7/15/2034	2,100,000	2,168,305
AvalonBay Communities Inc 2.45% 1/15/2031 (e)	2,000,000	1,853,780
AvalonBay Communities Inc 2.95% 5/11/2026	4,800,000	4,790,635
AvalonBay Communities Inc 5.3% 12/7/2033	1,100,000	1,158,812
Camden Property Trust 4.9% 1/15/2034	1,800,000	1,840,682
ERP Operating LP 1.85% 8/1/2031	3,100,000	2,765,154
ERP Operating LP 3% 7/1/2029	1,900,000	1,846,001
ERP Operating LP 3.25% 8/1/2027	2,314,000	2,297,665
ERP Operating LP 4.95% 6/15/2032	2,670,000	2,757,538
Invitation Homes Operating Partnership LP 2.3% 11/15/2028	5,100,000	4,855,530
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	2,100,000	2,114,687
Sun Communities Operating LP 2.3% 11/1/2028	2,300,000	2,196,838
Sun Communities Operating LP 2.7% 7/15/2031	2,500,000	2,294,256
UDR Inc 2.1% 6/15/2033	3,800,000	3,207,629
		38,843,463
Retail REITs - 0.2%
Agree LP 5.625% 6/15/2034	1,500,000	1,583,143
Brixmor Operating Partnership LP 3.9% 3/15/2027	1,005,000	1,003,667
Brixmor Operating Partnership LP 4.05% 7/1/2030	1,138,000	1,127,806
Brixmor Operating Partnership LP 4.125% 5/15/2029	1,216,000	1,218,080
Brixmor Operating Partnership LP 4.85% 2/15/2033	1,800,000	1,815,864
Federal Realty OP LP 3.5% 6/1/2030	2,900,000	2,818,658
Kimco Realty OP LLC 1.9% 3/1/2028	3,000,000	2,891,439
Kimco Realty OP LLC 3.8% 4/1/2027	713,000	713,241
Kimco Realty OP LLC 4.125% 12/1/2046	1,782,000	1,511,136
Kimco Realty OP LLC 4.45% 9/1/2047	924,000	806,697
Kimco Realty OP LLC 5.3% 2/1/2036	1,200,000	1,247,480
Kite Realty Group LP 5.2% 8/15/2032	500,000	515,570
Kite Realty Group LP 5.5% 3/1/2034	900,000	939,101
NNN REIT Inc 3% 4/15/2052	2,400,000	1,537,922
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033	1,200,000	1,202,111
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	1,200,000	1,200,339
Phillips Edison Grocery Center Operating Partnership I LP 5.25% 8/15/2032	300,000	310,556
Realty Income Corp 2.85% 12/15/2032	2,610,000	2,378,039
Realty Income Corp 3.25% 1/15/2031	5,250,000	5,037,714
Realty Income Corp 4.5% 2/1/2033	2,000,000	2,004,104
Realty Income Corp 4.75% 2/15/2029	3,200,000	3,271,225
Realty Income Corp 4.85% 3/15/2030	3,900,000	4,022,513
Realty Income Corp 4.875% 6/1/2026	3,700,000	3,700,859
Realty Income Corp 4.9% 7/15/2033	800,000	820,811
Regency Centers LP 3.7% 6/15/2030 (e)	2,020,000	1,993,228
Regency Centers LP 4.5% 3/15/2033	1,000,000	1,000,348
Regency Centers LP 5.1% 1/15/2035	1,520,000	1,554,151
Regency Centers LP 5.25% 1/15/2034	1,400,000	1,453,331
Simon Property Group LP 2.2% 2/1/2031	1,700,000	1,552,016
Simon Property Group LP 2.45% 9/13/2029	4,940,000	4,696,470
Simon Property Group LP 3.25% 9/13/2049	1,820,000	1,279,810
Simon Property Group LP 3.375% 12/1/2027	4,210,000	4,182,757
Simon Property Group LP 3.8% 7/15/2050	2,369,000	1,824,801
Simon Property Group LP 4.3% 1/15/2031	1,000,000	1,005,522
Simon Property Group LP 4.75% 9/26/2034	1,010,000	1,016,969
Simon Property Group LP 5.125% 10/1/2035	3,000,000	3,072,445
Simon Property Group LP 6.25% 1/15/2034	2,100,000	2,324,552
Simon Property Group LP 6.65% 1/15/2054	500,000	567,827
		71,202,302
Specialized REITs - 0.2%
American Tower Corp 2.1% 6/15/2030	1,500,000	1,377,272
American Tower Corp 3.1% 6/15/2050	1,500,000	1,007,532
American Tower Corp 3.55% 7/15/2027	4,824,000	4,799,664
American Tower Corp 3.6% 1/15/2028	511,000	507,267
American Tower Corp 3.8% 8/15/2029	5,241,000	5,198,602
American Tower Corp 4.7% 12/15/2032	1,300,000	1,314,958
American Tower Corp 5.35% 3/15/2035	2,000,000	2,076,746
American Tower Corp 5.4% 1/31/2035	1,660,000	1,728,760
American Tower Corp 5.55% 7/15/2033	4,500,000	4,751,807
Crown Castle Inc 2.25% 1/15/2031	3,900,000	3,525,544
Crown Castle Inc 3.65% 9/1/2027	3,123,000	3,107,533
Crown Castle Inc 3.8% 2/15/2028	3,000,000	2,986,885
Crown Castle Inc 4.3% 2/15/2029	2,100,000	2,110,661
Crown Castle Inc 5.1% 5/1/2033	2,800,000	2,853,709
Crown Castle Inc 5.2% 9/1/2034	3,400,000	3,477,503
CubeSmart LP 2.5% 2/15/2032	2,200,000	1,975,366
EPR Properties 4.5% 6/1/2027	2,800,000	2,804,930
Equinix Inc 2.5% 5/15/2031	3,600,000	3,285,610
Equinix Inc 3.9% 4/15/2032	5,200,000	5,036,186
Public Storage Operating Co 4.375% 7/1/2030	810,000	823,172
Public Storage Operating Co 5% 7/1/2035	1,070,000	1,101,905
Public Storage Operating Co 5.1% 8/1/2033	4,100,000	4,280,046
Weyerhaeuser Co 4% 3/9/2052	800,000	617,303
Weyerhaeuser Co 4% 4/15/2030	2,760,000	2,737,603
		63,486,564
TOTAL REAL ESTATE		309,252,926
Utilities - 2.4%
Electric Utilities - 1.9%
AEP Texas Inc 3.45% 1/15/2050	1,200,000	841,659
AEP Texas Inc 3.45% 5/15/2051	1,500,000	1,034,415
AEP Texas Inc 4.15% 5/1/2049 (e)	1,000,000	786,567
AEP Texas Inc 5.7% 5/15/2034 (e)	800,000	847,410
AEP Transmission Co LLC 2.75% 8/15/2051	3,000,000	1,858,147
AEP Transmission Co LLC 5.375% 6/15/2035	2,930,000	3,061,916
AEP Transmission Co LLC 5.4% 3/15/2053 (e)	900,000	877,680
Alabama Power Co 1.45% 9/15/2030	3,000,000	2,685,441
Alabama Power Co 3.7% 12/1/2047	1,049,000	813,306
Alabama Power Co 3.75% 3/1/2045	178,000	142,494
Alabama Power Co 3.75% 9/1/2027 (e)	2,000,000	2,002,775
Alabama Power Co 4.15% 8/15/2044	829,000	709,035
Alabama Power Co 4.3% 7/15/2048	1,048,000	879,306
Alabama Power Co 5.2% 6/1/2041	686,000	689,855
Alabama Power Co 6% 3/1/2039	1,800,000	1,967,532
American Electric Power Co Inc 3.25% 3/1/2050	2,003,000	1,370,580
American Electric Power Co Inc 4.3% 12/1/2028	3,117,000	3,146,141
American Electric Power Co Inc 5.8% 3/15/2056 (d)	3,370,000	3,386,388
American Electric Power Co Inc 6.95% 12/15/2054 (d)	1,500,000	1,621,004
Appalachian Power Co 4.45% 6/1/2045	1,069,000	909,894
Appalachian Power Co 4.5% 8/1/2032	2,000,000	1,997,859
Appalachian Power Co 5.65% 4/1/2034	1,400,000	1,477,962
Arizona Public Service Co 2.95% 9/15/2027	5,000,000	4,927,396
Arizona Public Service Co 3.35% 5/15/2050	2,900,000	2,016,432
Arizona Public Service Co 5.55% 8/1/2033	2,000,000	2,105,353
Arizona Public Service Co 5.9% 8/15/2055	1,000,000	1,028,988
Avangrid Inc 3.8% 6/1/2029	1,000,000	992,747
Baltimore Gas and Electric Co 2.9% 6/15/2050	2,000,000	1,303,742
Baltimore Gas and Electric Co 3.5% 8/15/2046	445,000	336,724
Baltimore Gas and Electric Co 5.3% 6/1/2034	1,600,000	1,675,199
Baltimore Gas and Electric Co 5.4% 6/1/2053 (e)	1,200,000	1,170,561
Baltimore Gas and Electric Co 5.45% 6/1/2035	2,500,000	2,623,707
CenterPoint Energy Houston Electric LLC 3.35% 4/1/2051	3,700,000	2,635,218
CenterPoint Energy Houston Electric LLC 3.55% 8/1/2042	339,000	274,614
CenterPoint Energy Houston Electric LLC 4.45% 10/1/2032 (e)	2,000,000	2,013,619
CenterPoint Energy Houston Electric LLC 4.8% 3/15/2030	3,000,000	3,094,761
CenterPoint Energy Houston Electric LLC 4.85% 4/1/2036	2,000,000	2,006,184
CenterPoint Energy Houston Electric LLC 4.95% 8/15/2035	1,700,000	1,727,056
Cleco Corporate Holdings LLC 3.743% 5/1/2026	1,009,000	1,007,438
Commonwealth Edison Co 2.75% 9/1/2051	3,000,000	1,862,645
Commonwealth Edison Co 3.2% 11/15/2049	1,500,000	1,040,578
Commonwealth Edison Co 3.65% 6/15/2046	510,000	396,727
Commonwealth Edison Co 3.7% 3/1/2045	553,000	439,823
Commonwealth Edison Co 3.75% 8/15/2047	1,096,000	858,661
Commonwealth Edison Co 4% 3/1/2048	1,217,000	989,565
Commonwealth Edison Co 4% 3/1/2049	84,000	67,406
Commonwealth Edison Co 5.3% 2/1/2053	1,400,000	1,338,638
Commonwealth Edison Co 5.95% 6/1/2055 (e)	2,000,000	2,089,941
Connecticut Light and Power Co/The 4% 4/1/2048	900,000	730,443
Connecticut Light and Power Co/The 5.25% 1/15/2053	1,400,000	1,349,168
Consolidated Edison Co of New York Inc 3.2% 12/1/2051	1,100,000	742,983
Consolidated Edison Co of New York Inc 3.875% 6/15/2047	510,000	402,926
Consolidated Edison Co of New York Inc 3.95% 4/1/2050	2,695,000	2,134,383
Consolidated Edison Co of New York Inc 4.45% 3/15/2044	1,425,000	1,260,975
Consolidated Edison Co of New York Inc 4.5% 5/15/2058	2,690,000	2,237,188
Consolidated Edison Co of New York Inc 4.65% 12/1/2048	1,866,000	1,639,924
Consolidated Edison Co of New York Inc 5.5% 12/1/2039	1,445,000	1,504,466
Consolidated Edison Co of New York Inc 5.5% 3/15/2034	5,500,000	5,833,933
Consolidated Edison Co of New York Inc 5.75% 11/15/2055	2,200,000	2,232,649
Consolidated Edison Co of New York Inc 5.85% 3/15/2036	2,800,000	3,038,594
Consolidated Edison Co of New York Inc 5.9% 11/15/2053	2,300,000	2,379,489
Consolidated Edison Co of New York Inc 6.15% 11/15/2052	1,000,000	1,069,307
Dominion Energy South Carolina Inc 5.3% 1/15/2035	1,000,000	1,044,453
Dominion Energy South Carolina Inc 6.05% 1/15/2038	2,800,000	3,077,866
DTE Electric Co 2.625% 3/1/2031 (e)	4,000,000	3,748,418
DTE Electric Co 4.05% 5/15/2048	1,570,000	1,293,251
DTE Electric Co 4.85% 3/1/2036	3,300,000	3,322,307
DTE Electric Co 5.25% 5/15/2035	400,000	415,425
DTE Electric Co 5.4% 4/1/2053	3,700,000	3,636,259
DTE Electric Co 5.85% 5/15/2055	400,000	415,609
Duke Energy Carolinas LLC 2.85% 3/15/2032	3,900,000	3,612,091
Duke Energy Carolinas LLC 2.95% 12/1/2026	1,069,000	1,062,163
Duke Energy Carolinas LLC 3.75% 6/1/2045	356,000	285,358
Duke Energy Carolinas LLC 3.875% 3/15/2046	696,000	561,711
Duke Energy Carolinas LLC 3.95% 3/15/2048	3,100,000	2,485,347
Duke Energy Carolinas LLC 4% 9/30/2042	668,000	569,813
Duke Energy Carolinas LLC 4.85% 3/15/2030	800,000	827,783
Duke Energy Carolinas LLC 4.95% 1/15/2033	1,000,000	1,036,604
Duke Energy Carolinas LLC 5.35% 1/15/2053	4,500,000	4,368,228
Duke Energy Carolinas LLC 6.05% 4/15/2038	111,000	121,615
Duke Energy Corp 2.45% 6/1/2030 (e)	1,300,000	1,218,313
Duke Energy Corp 2.65% 9/1/2026	2,379,000	2,363,349
Duke Energy Corp 3.3% 6/15/2041	4,630,000	3,609,278
Duke Energy Corp 3.75% 9/1/2046	1,627,000	1,251,184
Duke Energy Corp 3.95% 8/15/2047	1,420,000	1,103,711
Duke Energy Corp 4.8% 12/15/2045	2,998,000	2,666,419
Duke Energy Corp 4.95% 9/15/2035	3,000,000	3,005,947
Duke Energy Corp 5.45% 6/15/2034	2,280,000	2,392,668
Duke Energy Corp 5.7% 9/15/2055	1,500,000	1,470,609
Duke Energy Corp 6.45% 9/1/2054 (d)	1,500,000	1,580,565
Duke Energy Florida LLC 3.4% 10/1/2046	445,000	331,945
Duke Energy Florida LLC 4.2% 12/1/2030	3,500,000	3,524,922
Duke Energy Florida LLC 5.875% 11/15/2033	4,000,000	4,340,778
Duke Energy Florida LLC 5.95% 11/15/2052	2,800,000	2,933,291
Duke Energy Indiana LLC 3.25% 10/1/2049	3,100,000	2,178,850
Duke Energy Indiana LLC 5.9% 5/15/2055	1,000,000	1,031,080
Duke Energy Ohio Inc 4.3% 2/1/2049	2,109,000	1,760,441
Duke Energy Progress LLC 2.9% 8/15/2051	4,000,000	2,559,008
Duke Energy Progress LLC 4.1% 3/15/2043	1,300,000	1,123,473
Duke Energy Progress LLC 4.15% 12/1/2044	321,000	273,571
Duke Energy Progress LLC 4.375% 3/30/2044	356,000	314,177
Duke Energy Progress LLC 5.05% 3/15/2035 (e)	3,250,000	3,335,214
Duke Energy Progress LLC 5.35% 3/15/2053	1,000,000	965,247
Edison International 5.25% 3/15/2032 (e)	1,800,000	1,833,028
Edison International 5.75% 6/15/2027	3,541,000	3,595,370
Entergy Arkansas LLC 4.95% 1/15/2036	3,000,000	3,028,213
Entergy Arkansas LLC 5.3% 9/15/2033	2,900,000	3,045,828
Entergy Arkansas LLC 5.45% 6/1/2034	1,300,000	1,374,929
Entergy Corp 2.8% 6/15/2030	1,211,000	1,145,343
Entergy Corp 2.95% 9/1/2026	837,000	832,617
Entergy Corp 3.75% 6/15/2050	3,400,000	2,515,580
Entergy Louisiana LLC 2.35% 6/15/2032	4,500,000	4,032,622
Entergy Louisiana LLC 4% 3/15/2033	2,277,000	2,215,598
Entergy Louisiana LLC 4.2% 9/1/2048	2,100,000	1,720,195
Entergy Louisiana LLC 5.7% 3/15/2054 (e)	1,200,000	1,203,961
Entergy Louisiana LLC 5.8% 3/15/2055	700,000	711,875
Entergy Mississippi LLC 3.85% 6/1/2049	1,000,000	781,319
Entergy Mississippi LLC 5.8% 4/15/2055	660,000	669,187
Entergy Mississippi LLC 5.85% 6/1/2054	600,000	605,503
Entergy Tex Inc 3.55% 9/30/2049	1,300,000	945,288
Entergy Tex Inc 5.25% 4/15/2035	3,000,000	3,113,332
Evergy Kansas Central Inc 5.25% 3/15/2035	4,880,000	5,018,616
Evergy Metro Inc 5.125% 8/15/2035	800,000	815,709
Eversource Energy 2.55% 3/15/2031	6,400,000	5,878,925
Eversource Energy 3.35% 3/15/2026	1,178,000	1,177,234
Eversource Energy 3.45% 1/15/2050	1,000,000	709,649
Eversource Energy 5.45% 3/1/2028	800,000	820,952
Eversource Energy 5.95% 2/1/2029	2,700,000	2,832,468
Exelon Corp 3.4% 4/15/2026	2,000,000	1,998,359
Exelon Corp 4.05% 4/15/2030 (e)	1,400,000	1,395,815
Exelon Corp 4.45% 4/15/2046	1,100,000	936,052
Exelon Corp 4.95% 3/15/2036	2,000,000	1,988,318
Exelon Corp 5.1% 6/15/2045	196,000	182,796
Exelon Corp 5.125% 3/15/2031 (e)	970,000	1,010,706
Exelon Corp 5.3% 3/15/2033	2,000,000	2,095,785
Exelon Corp 5.6% 3/15/2053	2,800,000	2,717,601
Exelon Corp 5.625% 6/15/2035	1,400,000	1,476,801
Exelon Corp 5.875% 3/15/2055	880,000	883,078
FirstEnergy Corp 2.25% 9/1/2030	1,950,000	1,791,866
FirstEnergy Corp 4.85% 7/15/2047 (g)	1,969,000	1,755,095
Florida Power & Light Co 2.875% 12/4/2051	2,600,000	1,682,864
Florida Power & Light Co 3.15% 10/1/2049	252,000	177,537
Florida Power & Light Co 3.7% 12/1/2047	1,100,000	855,679
Florida Power & Light Co 3.8% 12/15/2042	3,600,000	2,999,378
Florida Power & Light Co 4.05% 10/1/2044	3,466,000	2,949,729
Florida Power & Light Co 4.125% 6/1/2048	2,192,000	1,815,964
Florida Power & Light Co 4.7% 2/15/2036	3,000,000	3,008,849
Florida Power & Light Co 5.05% 4/1/2028 (e)	6,500,000	6,665,209
Florida Power & Light Co 5.3% 6/15/2034	4,044,000	4,263,324
Florida Power & Light Co 5.8% 3/15/2065 (e)	1,600,000	1,643,869
Georgia Power Co 3.25% 3/30/2027	6,245,000	6,214,142
Georgia Power Co 4% 10/1/2028 (e)	3,000,000	3,017,071
Georgia Power Co 4.3% 3/15/2042	2,000,000	1,794,441
Georgia Power Co 4.95% 5/17/2033	1,900,000	1,962,156
Georgia Power Co 5.125% 5/15/2052	1,600,000	1,510,298
Georgia Power Co 5.2% 3/15/2035 (e)	2,000,000	2,077,705
Georgia Power Co 5.25% 3/15/2034	600,000	626,686
Georgia Power Co 5.5% 10/1/2055 (e)	1,000,000	988,102
Indiana Michigan Power Co 3.25% 5/1/2051	1,500,000	1,022,525
Indiana Michigan Power Co 5.6% 3/15/2056	1,000,000	996,705
Indiana Michigan Power Co 5.625% 4/1/2053	1,100,000	1,103,933
Interstate Power and Light Co 2.3% 6/1/2030	2,510,000	2,343,066
Interstate Power and Light Co 4.95% 9/30/2034	2,900,000	2,935,249
IPALCO Enterprises Inc 4.25% 5/1/2030 (e)	700,000	692,471
IPALCO Enterprises Inc 5.75% 4/1/2034	1,000,000	1,030,415
Jersey Central Power & Light Co 4.4% 1/15/2031 (f)	680,000	683,917
Jersey Central Power & Light Co 5.1% 1/15/2035	1,250,000	1,283,820
Kentucky Utilities Co 3.3% 6/1/2050	500,000	349,718
Kentucky Utilities Co 5.125% 11/1/2040	1,730,000	1,726,112
Kentucky Utilities Co 5.85% 8/15/2055	500,000	514,320
Louisville Gas and Electric Co 5.45% 4/15/2033	1,000,000	1,056,800
Louisville Gas and Electric Co 5.85% 8/15/2055	600,000	615,481
MidAmerican Energy Co 3.15% 4/15/2050	1,600,000	1,108,803
MidAmerican Energy Co 3.65% 8/1/2048 (e)	4,102,000	3,145,915
MidAmerican Energy Co 5.35% 1/15/2034	3,300,000	3,468,192
MidAmerican Energy Co 5.5% 11/15/2056	1,600,000	1,594,745
Nevada Power Co 5.9% 5/1/2053	1,200,000	1,235,210
NextEra Energy Capital Holdings Inc 2.25% 6/1/2030 (e)	1,301,000	1,207,231
NextEra Energy Capital Holdings Inc 2.75% 11/1/2029 (e)	8,382,000	8,039,875
NextEra Energy Capital Holdings Inc 3% 1/15/2052	1,500,000	963,515
NextEra Energy Capital Holdings Inc 3.5% 4/1/2029	3,900,000	3,846,925
NextEra Energy Capital Holdings Inc 4.4% 3/1/2031	3,500,000	3,540,438
NextEra Energy Capital Holdings Inc 4.625% 7/15/2027	2,000,000	2,019,403
NextEra Energy Capital Holdings Inc 4.9% 2/28/2028	2,100,000	2,137,840
NextEra Energy Capital Holdings Inc 5.05% 3/15/2030	3,100,000	3,213,576
NextEra Energy Capital Holdings Inc 5.25% 2/28/2053	3,400,000	3,173,157
NextEra Energy Capital Holdings Inc 5.45% 3/15/2035	1,390,000	1,445,415
NextEra Energy Capital Holdings Inc 6.7% 9/1/2054 (d)	1,000,000	1,038,341
NextEra Energy Capital Holdings Inc 6.75% 6/15/2054 (d)	4,500,000	4,787,604
Northern States Power Co/MN 2.6% 6/1/2051	623,000	392,176
Northern States Power Co/MN 3.4% 8/15/2042	356,000	283,876
Northern States Power Co/MN 5.05% 5/15/2035 (e)	3,150,000	3,235,686
Northern States Power Co/MN 5.1% 5/15/2053 (e)	2,200,000	2,065,742
Northern States Power Co/MN 5.65% 5/15/2055	1,660,000	1,687,011
NSTAR Electric Co 3.2% 5/15/2027	1,364,000	1,355,312
NSTAR Electric Co 4.95% 9/15/2052	1,000,000	913,710
NSTAR Electric Co 5.2% 3/1/2035 (e)	2,100,000	2,161,846
NSTAR Electric Co 5.4% 6/1/2034 (e)	2,000,000	2,091,560
Oglethorpe Power Corp 4.5% 4/1/2047	1,800,000	1,528,004
Oglethorpe Power Corp 5.8% 6/1/2054	1,000,000	1,013,193
Oglethorpe Power Corp 5.95% 11/1/2039	1,200,000	1,281,337
Ohio Power Co 5% 6/1/2033	2,000,000	2,043,697
Ohio Power Co 5.65% 6/1/2034	1,400,000	1,478,291
Oncor Electric Delivery Co LLC 3.1% 9/15/2049	971,000	654,731
Oncor Electric Delivery Co LLC 3.75% 4/1/2045 (e)	3,100,000	2,476,921
Oncor Electric Delivery Co LLC 3.8% 9/30/2047	2,700,000	2,109,958
Oncor Electric Delivery Co LLC 4.1% 11/15/2048	1,000,000	813,196
Oncor Electric Delivery Co LLC 4.55% 9/15/2032	1,100,000	1,112,445
Oncor Electric Delivery Co LLC 5.35% 4/1/2035 (f)	3,600,000	3,749,011
Oncor Electric Delivery Co LLC 5.55% 6/15/2054	1,700,000	1,688,186
Pacific Gas and Electric Co 2.1% 8/1/2027 (e)	3,800,000	3,703,060
Pacific Gas and Electric Co 2.5% 2/1/2031 (e)	5,800,000	5,302,884
Pacific Gas and Electric Co 3.25% 6/1/2031 (e)	4,400,000	4,147,760
Pacific Gas and Electric Co 3.3% 8/1/2040	2,850,000	2,212,921
Pacific Gas and Electric Co 4% 12/1/2046 (e)	2,822,000	2,177,000
Pacific Gas and Electric Co 4.2% 6/1/2041	1,000,000	843,494
Pacific Gas and Electric Co 4.3% 3/15/2045	5,099,000	4,127,960
Pacific Gas and Electric Co 4.55% 7/1/2030	4,496,000	4,517,250
Pacific Gas and Electric Co 5.8% 5/15/2034	500,000	527,541
Pacific Gas and Electric Co 5.9% 6/15/2032	600,000	635,625
Pacific Gas and Electric Co 6% 5/1/2056	1,500,000	1,481,517
Pacific Gas and Electric Co 6% 8/15/2035	1,300,000	1,385,162
Pacific Gas and Electric Co 6.1% 1/15/2029	5,500,000	5,776,321
Pacific Gas and Electric Co 6.15% 3/1/2055	2,000,000	2,013,990
Pacific Gas and Electric Co 6.75% 1/15/2053	4,900,000	5,294,771
Pacific Gas and Electric Co 6.95% 3/15/2034 (e)	3,300,000	3,714,414
PacifiCorp 2.9% 6/15/2052	1,700,000	1,020,136
PacifiCorp 4.125% 1/15/2049	2,399,000	1,828,856
PacifiCorp 5.35% 12/1/2053	2,600,000	2,332,354
PacifiCorp 5.45% 2/15/2034	1,740,000	1,787,104
PacifiCorp 5.8% 1/15/2055	2,000,000	1,905,099
PacifiCorp 6% 1/15/2039	1,104,000	1,131,724
PacifiCorp 6.25% 10/15/2037	1,100,000	1,170,640
PECO Energy Co 3.9% 3/1/2048	4,200,000	3,361,289
PECO Energy Co 4.875% 9/15/2035	1,500,000	1,520,463
PECO Energy Co 5.65% 9/15/2055	850,000	859,914
PG&E Wildfire Recovery Funding LLC 5.099% 6/1/2054	1,900,000	1,819,952
PG&E Wildfire Recovery Funding LLC 5.212% 12/1/2049	3,600,000	3,577,062
Potomac Electric Power Co 6.5% 11/15/2037	678,000	769,024
PPL Capital Funding Inc 3.1% 5/15/2026	1,425,000	1,422,107
PPL Electric Utilities Corp 3% 10/1/2049	2,479,000	1,670,798
PPL Electric Utilities Corp 4.15% 10/1/2045	624,000	528,649
PPL Electric Utilities Corp 5.25% 5/15/2053	1,000,000	963,356
PPL Electric Utilities Corp 5.55% 8/15/2055	900,000	906,531
Progress Energy Inc 6% 12/1/2039	926,000	991,860
Public Service Co of Colorado 3.7% 6/15/2028 (e)	2,300,000	2,294,184
Public Service Co of Colorado 3.8% 6/15/2047	825,000	645,782
Public Service Co of Colorado 4.5% 6/1/2052	2,300,000	1,954,866
Public Service Co of Colorado 5.15% 9/15/2035	1,700,000	1,735,810
Public Service Co of Colorado 5.35% 5/15/2034	1,400,000	1,461,436
Public Service Co of Colorado 5.85% 5/15/2055	2,300,000	2,352,098
Public Service Co of Colorado 6.25% 9/1/2037	1,000,000	1,101,456
Public Service Co of New Hampshire 5.35% 10/1/2033	900,000	949,750
Public Service Co of Oklahoma 2.2% 8/15/2031	1,500,000	1,343,632
Public Service Co of Oklahoma 5.2% 1/15/2035	1,630,000	1,664,690
Public Service Electric and Gas Co 2.45% 1/15/2030	1,700,000	1,608,270
Public Service Electric and Gas Co 3% 3/1/2051	2,400,000	1,599,455
Public Service Electric and Gas Co 3.1% 3/15/2032	2,200,000	2,068,490
Public Service Electric and Gas Co 3.15% 1/1/2050	2,300,000	1,581,000
Public Service Electric and Gas Co 3.65% 9/1/2042	504,000	412,327
Public Service Electric and Gas Co 4% 6/1/2044	891,000	736,228
Public Service Electric and Gas Co 4.2% 1/1/2031 (e)	2,000,000	2,012,689
Public Service Electric and Gas Co 5.05% 3/1/2035	1,100,000	1,137,930
Public Service Electric and Gas Co 5.2% 8/1/2033 (e)	2,770,000	2,896,097
Public Service Electric and Gas Co 5.3% 8/1/2054 (e)	1,000,000	970,610
Public Service Electric and Gas Co 5.5% 3/1/2055	1,150,000	1,139,548
Public Service Electric and Gas Co 5.625% 1/1/2056	500,000	510,627
Puget Sound Energy Inc 4.3% 5/20/2045	2,142,000	1,809,081
Puget Sound Energy Inc 5.598% 9/15/2055	1,200,000	1,199,015
Puget Sound Energy Inc 5.685% 6/15/2054 (e)	1,000,000	1,010,565
Southern California Edison Co 2.25% 6/1/2030 (e)	2,054,000	1,890,001
Southern California Edison Co 2.85% 8/1/2029	6,500,000	6,225,094
Southern California Edison Co 2.95% 2/1/2051	4,900,000	3,072,881
Southern California Edison Co 3.45% 2/1/2052	3,200,000	2,185,811
Southern California Edison Co 4% 4/1/2047	1,782,000	1,371,797
Southern California Edison Co 4.65% 10/1/2043	1,805,000	1,564,648
Southern California Edison Co 5.7% 3/1/2053	1,600,000	1,523,757
Southern California Edison Co 5.85% 11/1/2027	1,300,000	1,335,868
Southern California Edison Co 5.95% 2/1/2038	1,300,000	1,356,300
Southern California Edison Co 6.05% 3/15/2039 (e)	1,700,000	1,778,809
Southern California Edison Co 6.2% 9/15/2055	2,600,000	2,677,457
Southern Co/The 3.7% 4/30/2030 (e)	5,713,000	5,626,212
Southern Co/The 4.25% 7/1/2036 (e)	1,000,000	947,030
Southern Co/The 4.4% 7/1/2046	1,305,000	1,115,914
Southern Co/The 5.2% 6/15/2033 (e)	2,600,000	2,692,940
Southern Co/The 5.7% 3/15/2034	700,000	744,553
Southern Co/The 6.375% 3/15/2055 (d)(e)	1,720,000	1,799,497
Southwestern Electric Power Co 1.65% 3/15/2026	4,000,000	3,995,500
Southwestern Electric Power Co 3.85% 2/1/2048	1,600,000	1,221,208
Southwestern Electric Power Co 5.3% 4/1/2033	400,000	414,748
Tampa Electric Co 4.45% 6/15/2049	2,088,000	1,773,996
Tampa Electric Co 5.15% 3/1/2035	1,750,000	1,797,150
Tampa Electric Co 6.15% 5/15/2037	1,116,000	1,221,756
Tucson Electric Power Co 5.2% 9/15/2034	2,700,000	2,785,219
Union Electric Co 2.625% 3/15/2051	1,800,000	1,104,393
Union Electric Co 3.9% 4/1/2052	1,200,000	933,522
Union Electric Co 3.9% 9/15/2042	659,000	557,237
Union Electric Co 4.8% 3/15/2036	900,000	902,001
Union Electric Co 5.125% 3/15/2055	2,700,000	2,529,077
Union Electric Co 5.45% 3/15/2053	300,000	295,561
Virginia Electric and Power Co 2.875% 7/15/2029	4,800,000	4,643,159
Virginia Electric and Power Co 3.8% 4/1/2028	2,657,000	2,655,875
Virginia Electric and Power Co 3.8% 9/15/2047	2,543,000	1,973,912
Virginia Electric and Power Co 4.2% 5/15/2045	2,128,000	1,783,086
Virginia Electric and Power Co 4.45% 2/15/2044	490,000	429,716
Virginia Electric and Power Co 4.6% 12/1/2048	3,452,000	2,969,214
Virginia Electric and Power Co 4.9% 9/15/2035	5,200,000	5,215,636
Virginia Electric and Power Co 5.05% 8/15/2034	2,690,000	2,743,410
Virginia Electric and Power Co 5.3% 8/15/2033	700,000	732,162
Virginia Electric and Power Co 5.45% 4/1/2053	1,200,000	1,153,368
Virginia Electric and Power Co 5.6% 9/15/2055	1,400,000	1,372,016
Virginia Electric and Power Co 5.7% 3/15/2056	1,700,000	1,688,238
Virginia Electric and Power Co 6% 5/15/2037	356,000	384,547
Wisconsin Electric Power Co 1.7% 6/15/2028	80,000	76,399
Wisconsin Electric Power Co 4.25% 6/1/2044	837,000	721,790
Wisconsin Power and Light Co 4.95% 4/1/2033 (e)	2,400,000	2,457,547
Wisconsin Public Service Corp 4.25% 1/15/2031	3,000,000	3,029,247
Wisconsin Public Service Corp 4.55% 12/1/2029	4,461,000	4,552,654
Xcel Energy Inc 3.35% 12/1/2026	535,000	532,578
Xcel Energy Inc 3.4% 6/1/2030	1,740,000	1,689,373
Xcel Energy Inc 4% 6/15/2028	13,000,000	13,023,099
		611,362,267
Gas Utilities - 0.2%
Atmos Energy Corp 4.125% 3/15/2049	2,900,000	2,389,681
Atmos Energy Corp 4.3% 10/1/2048	1,000,000	846,087
Atmos Energy Corp 5.2% 8/15/2035	1,000,000	1,044,201
Atmos Energy Corp 5.45% 1/15/2056	1,200,000	1,182,883
Atmos Energy Corp 5.45% 10/15/2032	1,000,000	1,067,276
Atmos Energy Corp 5.9% 11/15/2033	2,200,000	2,404,978
Atmos Energy Corp 6.2% 11/15/2053	500,000	549,490
CenterPoint Energy Resources Corp 4.4% 7/1/2032	2,300,000	2,308,680
CenterPoint Energy Resources Corp 5.25% 3/1/2028	2,000,000	2,053,789
CenterPoint Energy Resources Corp 5.4% 7/1/2034	2,000,000	2,087,518
Eastern Energy Gas Holdings LLC 5.8% 1/15/2035	3,000,000	3,217,813
Eastern Energy Gas Holdings LLC 6.2% 1/15/2055	3,000,000	3,189,211
ONE Gas Inc 4.658% 2/1/2044	1,380,000	1,253,427
Piedmont Natural Gas Co Inc 3.5% 6/1/2029	4,457,000	4,396,588
Piedmont Natural Gas Co Inc 5.1% 2/15/2035	1,000,000	1,024,421
Piedmont Natural Gas Co Inc 5.4% 6/15/2033	800,000	841,023
Southern California Gas Co 2.55% 2/1/2030	3,200,000	3,037,769
Southern California Gas Co 5.05% 9/1/2034	1,100,000	1,129,495
Southern California Gas Co 5.45% 6/15/2035 (e)	1,800,000	1,898,219
Southern California Gas Co 5.75% 6/1/2053	700,000	703,207
Southern California Gas Co 6% 6/15/2055	1,100,000	1,141,326
Southern California Gas Co 6.35% 11/15/2052	1,800,000	1,961,833
Southern Co Gas Capital Corp 3.95% 10/1/2046	1,409,000	1,122,480
Southern Co Gas Capital Corp 4.05% 9/15/2028	2,800,000	2,808,172
Southern Co Gas Capital Corp 5.875% 3/15/2041	2,600,000	2,733,581
Southwest Gas Corp 4.05% 3/15/2032 (e)	1,600,000	1,565,410
Southwest Gas Corp 5.45% 3/23/2028	2,163,000	2,222,854
		50,181,412
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The 5.8% 3/15/2032	1,360,000	1,420,679
Constellation Energy Generation LLC 4.4% 1/15/2031	1,300,000	1,308,881
Constellation Energy Generation LLC 5.6% 3/1/2028	3,500,000	3,609,871
Constellation Energy Generation LLC 5.75% 3/15/2054	600,000	603,272
Constellation Energy Generation LLC 5.875% 1/15/2066	1,320,000	1,317,190
Constellation Energy Generation LLC 6.25% 10/1/2039	1,242,000	1,361,822
Constellation Energy Generation LLC 6.5% 10/1/2053 (e)	1,900,000	2,096,423
Southern Power Co 4.9% 10/1/2035	719,000	716,399
Southern Power Co 4.95% 12/15/2046	1,200,000	1,083,256
		13,517,793
Multi-Utilities - 0.3%
Ameren Corp 3.5% 1/15/2031	8,850,000	8,586,733
Ameren Corp 5% 5/15/2036	2,000,000	2,002,157
Ameren Illinois Co 4.95% 6/1/2033	2,400,000	2,477,443
Ameren Illinois Co 5.55% 7/1/2054	2,940,000	2,932,399
Berkshire Hathaway Energy Co 2.85% 5/15/2051	970,000	612,471
Berkshire Hathaway Energy Co 3.25% 4/15/2028	82,000	81,180
Berkshire Hathaway Energy Co 3.7% 7/15/2030	7,388,000	7,315,869
Berkshire Hathaway Energy Co 3.8% 7/15/2048	4,048,000	3,111,314
Berkshire Hathaway Energy Co 4.5% 2/1/2045	1,186,000	1,038,483
Berkshire Hathaway Energy Co 5.15% 11/15/2043	3,279,000	3,186,320
CenterPoint Energy Inc 6.85% 2/15/2055 (d)(e)	1,300,000	1,381,450
CMS Energy Corp 4.75% 6/1/2050 (d)	1,000,000	989,262
CMS Energy Corp 4.875% 3/1/2044	891,000	811,939
CMS Energy Corp 6.5% 6/1/2055 (d)(e)	1,300,000	1,358,608
Consumers Energy Co 2.65% 8/15/2052	574,000	359,466
Consumers Energy Co 4.35% 4/15/2049	3,810,000	3,259,805
Delmarva Power & Light Co 4% 6/1/2042	713,000	610,936
Dominion Energy Inc 3.375% 4/1/2030	10,900,000	10,603,285
Dominion Energy Inc 4.35% 8/15/2032	2,000,000	1,983,460
Dominion Energy Inc 4.85% 8/15/2052	2,700,000	2,338,696
Dominion Energy Inc 4.9% 8/1/2041	356,000	331,652
Dominion Energy Inc 5.375% 11/15/2032 (e)	3,200,000	3,351,685
Dominion Energy Inc 6% 2/15/2056 (d)	1,750,000	1,775,818
Dominion Energy Inc 6.2% 2/15/2056 (d)	1,350,000	1,374,377
Dominion Energy Inc 6.625% 5/15/2055 (d)	1,800,000	1,868,485
Dominion Energy Inc 6.875% 2/1/2055 (d)	2,200,000	2,303,631
DTE Energy Co 2.85% 10/1/2026	1,069,000	1,062,172
DTE Energy Co 3.8% 3/15/2027	2,408,000	2,384,527
DTE Energy Co 5.05% 10/1/2035 (e)	1,000,000	1,009,188
DTE Energy Co 5.2% 4/1/2030 (e)	1,800,000	1,871,648
DTE Energy Co 5.85% 6/1/2034 (e)	1,200,000	1,290,718
NiSource Inc 1.7% 2/15/2031	3,300,000	2,925,466
NiSource Inc 2.95% 9/1/2029	1,420,000	1,371,205
NiSource Inc 3.49% 5/15/2027	1,364,000	1,356,719
NiSource Inc 3.95% 3/30/2048	1,782,000	1,405,846
NiSource Inc 4.375% 5/15/2047	852,000	720,560
NiSource Inc 4.8% 2/15/2044	980,000	892,304
NiSource Inc 5.35% 7/15/2035 (e)	2,000,000	2,064,925
NiSource Inc 5.85% 4/1/2055	2,820,000	2,844,265
NiSource Inc 6.375% 3/31/2055 (d)	1,000,000	1,044,375
Public Service Enterprise Group Inc 2.45% 11/15/2031	1,500,000	1,359,463
Public Service Enterprise Group Inc 5.45% 4/1/2034	600,000	627,116
Public Service Enterprise Group Inc 5.85% 11/15/2027	3,700,000	3,816,228
Puget Energy Inc 4.1% 6/15/2030	2,600,000	2,566,237
San Diego Gas & Electric Co 3.7% 3/15/2052	2,400,000	1,786,416
San Diego Gas & Electric Co 4.5% 8/15/2040 (e)	1,378,000	1,272,944
San Diego Gas & Electric Co 4.95% 8/15/2028	1,130,000	1,159,570
San Diego Gas & Electric Co 5.35% 4/1/2053	1,700,000	1,617,148
San Diego Gas & Electric Co 5.4% 4/15/2035	1,150,000	1,198,431
Sempra 3.25% 6/15/2027	1,087,000	1,077,443
Sempra 4% 2/1/2048	5,578,000	4,329,593
Sempra 6% 10/15/2039	178,000	187,998
Sempra 6.4% 10/1/2054 (d)(e)	1,800,000	1,836,428
Sempra 6.55% 4/1/2055 (d)	1,000,000	1,020,879
WEC Energy Group Inc 4.75% 1/15/2028 (e)	4,400,000	4,466,968
		116,613,704
Water Utilities - 0.0%
American Water Capital Corp 2.95% 9/1/2027	1,600,000	1,582,116
American Water Capital Corp 3.45% 5/1/2050	1,200,000	866,816
American Water Capital Corp 3.75% 9/1/2028 (e)	5,687,000	5,679,061
American Water Capital Corp 3.75% 9/1/2047	3,254,000	2,531,814
American Water Capital Corp 5.45% 3/1/2054	2,700,000	2,650,170
		13,309,977
TOTAL UTILITIES		804,985,153
TOTAL UNITED STATES		7,584,712,331
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $9,449,644,087)		9,069,655,946

U.S. Government Agency - Mortgage Securities - 25.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 25.1%
Fannie Mae 2% 2/1/2052	3,976,530	3,356,259
Fannie Mae 2% 4/1/2052	4,561,083	3,835,379
Fannie Mae 2.5% 7/1/2050	5,524,564	4,846,206
Fannie Mae 3% 10/1/2031	307,959	302,691
Fannie Mae 3% 3/1/2050	1,159,276	1,067,123
Fannie Mae 3% 3/1/2050	4,971	4,555
Fannie Mae 3.5% 2/1/2045	2,332,516	2,258,742
Fannie Mae 3.5% 4/1/2031	111,507	111,007
Fannie Mae 4.5% 1/1/2050	184,130	183,497
Fannie Mae 5% 1/1/2055	215,493	216,779
Fannie Mae 5% 5/1/2053	730,975	737,759
Fannie Mae 5.5% 1/1/2055	11,383,180	11,736,438
Fannie Mae 6% 12/1/2054	5,405,701	5,549,149
Fannie Mae 6% 12/1/2054	2,609,095	2,739,277
Fannie Mae 6% 7/1/2054	558,293	573,033
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.5522%, 6.286% 11/1/2034 (c)(d)	216,585	223,864
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.52% 11/1/2034 (c)(d)	15,140	15,711
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	736,565	673,769
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	2,945,687	2,686,268
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	270,359	246,550
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2052	875,872	695,521
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2035	43,989	40,335
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	12,073,605	11,012,201
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	975,317	890,185
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	883,016	805,389
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	244,446	223,110
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	152,269	138,883
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2050	736,238	586,250
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	35,593,481	28,264,424
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	4,107,342	3,261,599
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	2,328,684	1,849,185
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	1,882,668	1,495,008
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	207,565	164,825
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	38,036	30,204
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	35,930,812	32,766,482
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	11,381,461	10,380,905
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	447,851	408,480
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	24,956,812	19,872,545
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	12,976,976	10,333,272
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	91,508	73,009
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	2,042,711	1,622,096
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	525,156	417,021
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	68,187	54,147
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	764,974	701,430
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	7,014,198	6,396,477
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2037	1,408,160	1,284,147
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2041	4,188,454	3,591,464
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	943,563	751,338
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2051	2,354,361	1,869,574
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	11,430,805	10,456,274
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2037	10,603,473	9,669,654
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	403,319	320,524
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2052	116,563	92,562
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2052	54,780	43,500
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	76,539	70,014
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2052	5,747,987	4,564,418
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	3,367,315	2,673,951
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	419,694	333,537
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	383,161	304,264
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	257,988	204,865
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	37,708	29,943
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	727,321	578,013
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2052	65,661	52,141
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2051	229,703	182,549
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2037	1,441,251	1,314,324
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2051	59,398	47,168
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	328,622	299,681
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	1,550,818	1,231,489
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	83,714	66,477
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	56,690	45,052
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	49,900	39,874
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	27,664	21,985
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	24,561	19,503
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2031	999,779	967,746
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	7,637,238	7,139,517
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	14,000,570	13,057,523
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	15,879,224	13,298,128
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	539,504	447,258
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	26,637,853	22,274,693
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	4,988,313	4,133,838
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	2,156,164	1,796,930
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2030	1,658,298	1,606,646
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	1,559,962	1,459,761
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	3,348,133	3,122,610
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	331,507	308,866
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	230,214	214,779
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	9,959,322	8,337,367
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	9,311,152	7,794,757
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	4,690,127	3,926,302
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	4,075,805	3,403,111
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	76,815	64,137
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2031	150,361	145,870
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2031	58,589	56,369
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2035	1,747,734	1,635,472
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2035	1,290,191	1,207,318
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2035	856,182	801,187
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	23,113,290	21,563,652
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2037	316,797	295,260
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	31,997,653	26,786,579
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	6,339,820	5,307,330
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	78,774,207	65,772,879
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	46,659,855	38,958,856
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	14,622,208	12,117,489
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	11,165,186	9,381,737
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	215,066	179,570
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2031	27,074	26,035
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	4,262,638	3,984,841
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	13,717,507	11,483,501
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	8,830,512	7,414,469
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	6,476,789	5,419,968
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	5,460,357	4,584,745
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	5,186,274	4,362,717
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	23,664,234	19,884,275
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	19,437,935	16,405,947
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	16,553,851	13,920,001
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	907,946	752,419
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	106,465	89,526
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	81,157	67,763
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	431,649	403,518
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	57,071	53,352
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	7,974,681	7,437,524
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	209,133	195,308
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2038	7,402,429	6,903,818
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	112,620,003	94,243,741
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	11,639,170	9,769,099
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	3,700,196	3,068,682
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	3,296,182	2,774,823
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	2,286,129	1,913,100
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	5,582,521	4,680,341
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	374,783	312,341
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	780,374	728,908
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	14,013,730	13,069,796
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	18,822,231	15,739,235
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	310,851	257,798
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	22,325	18,787
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,810,807	1,530,616
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2035	258,801	244,199
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	1,005,390	938,926
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	840,460	784,899
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2037	5,149,173	4,802,336
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	43,659,611	36,508,363
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	10,649,411	8,905,086
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	7,245,083	6,058,371
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	27,705,650	23,167,589
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2037	1,846,684	1,721,141
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2037	890,441	829,907
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2037	124,402	116,022
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	52,500,208	43,900,910
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	6,475,736	5,370,519
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	3,505,958	2,938,272
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2052	7,114,006	5,939,871
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2052	601,347	502,097
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2027	63,725	62,975
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2030	572,334	555,299
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2031	2,829,166	2,730,720
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2037	178,300	166,291
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	1,760,907	1,460,372
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	913,100	757,260
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	1,462,288	1,373,845
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	314,201	295,197
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	77,531	72,842
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	291,143	271,260
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	29,601	27,607
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	506,812	424,591
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	154,526	129,457
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	17,751,926	14,827,598
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	15,818,061	13,251,850
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,382,828	1,994,766
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	356,435	298,275
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	53,212	44,546
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2028	165,810	162,549
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	1,656,431	1,550,034
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	1,595,749	1,499,234
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	260,481	243,750
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	73,089	68,394
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2036	169,463	158,048
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	8,783,208	7,886,634
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	5,504,250	4,611,279
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	3,956,658	3,314,757
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	476,781	399,432
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	2,820,449	2,380,507
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	486,519	406,221
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	262,187	218,996
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2028	357,068	350,047
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	8,648,326	8,092,820
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	295,504	276,523
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	60,023	56,168
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	17,486,850	14,649,906
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	7,191,627	6,033,897
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	77,652	65,006
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	589,376	492,102
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	245,316	242,391
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	2,667	2,637
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	1,830	1,808
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	1,462	1,444
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	672	665
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2030	4,033	3,953
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2030	3,730	3,655
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	57,193	55,811
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	54,107	52,848
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	36,308	35,463
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	27,795	27,104
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	16,992	16,575
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	15,767	15,444
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	15,559	15,197
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	13,932	13,600
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	11,818	11,543
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	5,714	5,581
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	4,501	4,398
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	4,276	4,178
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	2,531	2,475
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	351,837	343,651
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	331,851	324,538
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	84,039	81,687
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	70,989	68,979
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	47,339	46,031
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	5,173	5,023
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	92,466	89,394
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	57,049	55,209
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	52,282	50,629
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2035	408,932	392,931
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2036	419,251	400,619
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	5,155	4,690
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	190,889	169,597
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	59,248	52,639
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	5,804,693	5,079,240
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	965,666	838,945
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	767,152	665,282
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	336,057	294,058
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	93,710	82,291
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,478,773	2,174,406
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,071,185	1,795,507
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,924,954	1,668,739
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,898,132	1,645,487
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,590,153	1,402,353
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,261,128	1,112,187
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	852,107	751,472
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	714,757	626,992
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	20,248	17,553
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2027	7,553	7,471
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2027	3,329	3,294
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2027	1,225	1,213
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2028	10,298	10,150
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2028	6,260	6,170
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2029	3,945	3,869
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2030	9,356	9,141
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2030	5,326	5,200
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	151,822	147,623
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	94,032	91,401
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	91,669	89,226
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	77,947	75,766
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	29,428	28,585
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	26,506	25,772
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	24,001	23,345
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	23,265	22,630
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	6,652	6,468
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	5,788	5,630
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	3,709	3,608
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	2,584	2,511
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2032	174,694	169,170
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2034	243,084	233,572
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2034	20,393	19,595
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2036	1,988,647	1,899,025
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2042	10,641	9,698
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2043	50,454	45,862
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2046	176,792	157,238
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	2,930,822	2,564,537
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	962,343	834,043
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	14,919,905	13,003,974
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	6,452,632	5,714,761
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	3,465,367	3,039,857
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,928,573	1,671,274
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,623,329	1,407,261
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,090,289	948,183
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,020,137	884,355
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	943,805	819,362
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	109,464	94,963
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	105,901	91,808
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	24,951	24,672
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	23,931	23,662
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	3,074	3,039
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	1,363	1,348
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	332	328
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	19,597	19,221
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	10,704	10,534
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	62,351	61,652
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	14,545	14,225
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	12,708	12,432
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	7,530	7,362
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	7,254	7,090
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	4,295	4,199
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	68,460	66,868
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	63,153	61,427
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	63,111	61,324
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	24,794	24,117
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	19,522	18,988
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	13,769	13,383
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	8,035	7,813
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	35,521	34,422
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	25,323	24,539
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	17,673	17,131
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	5,585	5,418
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2034	845,126	812,057
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	199,286	189,993
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	82,338	78,705
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2037	1,585,845	1,512,394
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2037	1,267,697	1,208,981
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2046	266,441	236,972
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2046	47,815	42,527
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	531,655	467,537
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	350,271	308,028
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	33,309	29,292
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	3,472,254	3,010,633
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	33,843	29,360
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	17,779	15,557
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,935,119	1,677,551
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,823,542	1,581,965
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	958,979	831,337
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	755,169	658,195
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	45,041	39,046
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	34,863	30,245
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2026	118,524	117,762
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	4,775	4,722
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	4,437	4,385
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	2,027	2,004
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	2,024	2,002
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	1,879	1,856
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	1,420	1,403
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	1,372	1,356
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	1,300	1,285
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	940	929
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2029	18,659	18,314
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2029	14,776	14,492
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	79,848	78,114
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	15,871	15,502
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	15,505	15,144
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	15,479	15,124
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	14,889	14,566
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	9,448	9,213
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	3,942	3,850
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	64,528	62,659
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	24,192	23,515
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	19,038	18,506
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	16,895	16,400
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	16,244	15,773
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	5,040	4,904
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	75,875	73,432
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	20,440	19,807
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	18,576	17,995
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	10,167	9,862
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	61,313	59,259
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2034	229,624	220,639
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2035	81,993	78,375
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2036	278,999	266,426
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2036	15,190	14,505
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2046	73,384	65,268
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049	917,470	806,821
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049	85,043	74,787
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	13,265,961	11,608,022
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	24,427,100	21,496,412
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	23,133,885	20,271,601
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	20,086,769	17,664,267
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	2,045,299	1,773,066
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,916,932	1,661,785
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,379,891	1,197,088
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	961,976	835,739
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	568,701	493,361
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	562,090	491,666
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	48,524	42,065
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	57,611	56,885
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	10,040	9,916
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	5,609	5,538
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	2,180	2,153
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	1,000	988
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2030	5,735	5,619
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2030	4,025	3,944
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2030	3,949	3,872
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	327,746	322,850
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	23,655	23,112
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	21,775	21,242
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	17,589	17,180
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	14,265	13,933
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	8,633	8,438
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	3,512	3,431
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	75,420	73,259
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	52,981	51,462
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	44,709	43,412
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	30,746	29,886
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	15,326	14,882
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	12,085	11,746
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	267,391	256,929
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2036	1,304,410	1,246,440
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2037	572,629	546,644
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2037	512,145	489,064
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2037	389,680	371,997
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2037	309,621	295,184
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2040	54,558	50,643
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	7,729	7,030
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2047	24,290	21,580
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	144,351	125,408
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	28,830	25,047
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	19,075	16,572
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	1,107,766	959,974
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	894,616	788,960
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	835,787	728,460
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	568,310	492,667
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	98,526	86,428
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	55,494	48,281
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2027	2,404	2,384
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2027	740	734
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2028	7,363	7,275
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2028	6,975	6,890
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2029	20,818	20,526
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2030	14,910	14,590
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2032	670,902	651,892
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2032	45,282	43,999
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2032	10,495	10,208
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2033	28,288	27,410
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2033	4,710	4,558
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2034	158,013	152,318
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	680,107	652,432
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2036	922,428	881,433
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	7,683,670	7,330,188
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	3,281,680	3,130,709
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	7,692,427	7,143,603
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	45,533	41,599
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	19,520	17,794
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	109,715	96,381
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	8,111,661	7,077,612
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	2,314,148	2,021,317
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	466,086	404,194
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	5,577,987	4,854,720
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	972,367	842,943
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	38,251	33,291
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	27,809	24,108
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2027	154,980	153,614
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2027	645	640
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	38,503	38,047
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	7,938	7,838
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	2,700	2,666
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	2,655	2,621
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	1,409	1,393
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	905	893
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	431,297	423,658
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	137,241	134,583
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	13,251	12,980
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	71,111	69,395
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	37,230	36,281
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	6,914	6,747
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2032	52,834	51,337
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2032	17,823	17,312
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2032	9,064	8,804
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2035	293,250	280,447
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	1,480,653	1,425,381
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	472,452	450,422
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	346,719	315,667
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	100,032	90,949
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	23,911	21,898
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	14,453	13,133
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	5,369	4,988
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	16,101	14,320
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	7,935	7,057
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	6,495	5,776
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	4,219	3,753
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2050	769,293	675,073
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	36,157,814	31,548,528
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	985,749	855,776
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	713,251	619,208
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	123,184	106,942
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	28,888,617	25,160,847
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	964,287	836,542
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	959,191	831,521
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	27,152	23,572
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	24,330	21,122
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	13,472	13,354
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	3,285	3,255
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	1,322	1,310
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	830	823
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	8,858	8,737
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	6,012	5,932
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	2,775	2,738
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	2,722	2,687
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	1,461	1,443
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	1,020	1,007
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	914	901
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2029	12,314	12,114
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2029	4,530	4,448
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2030	127,818	126,119
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2030	11,570	11,325
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	34,940	34,096
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	21,510	20,976
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	17,784	17,354
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	14,605	14,247
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	2,911	2,838
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2032	35,680	34,623
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2032	15,205	14,790
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2034	150,750	145,151
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	1,659,285	1,589,691
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2036	276,905	264,426
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2036	53,207	50,809
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	2,669,603	2,558,469
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	148,351	141,758
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2043	15,029	13,644
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	50,719	45,109
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	19,544	17,382
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	37,510,713	32,904,795
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	26,597,855	23,207,243
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	3,822,529	3,312,549
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,614,223	1,401,385
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	35,675	30,915
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	24,214	20,984
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	3,957,912	3,429,869
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	632,231	551,043
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	1,405,575	1,223,322
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2027	4,492	4,448
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2027	3,266	3,236
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2027	414	410
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	194,209	191,555
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	73,549	72,572
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	23,375	23,065
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	19,756	19,501
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	4,362	4,304
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	4,077	4,023
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	3,704	3,653
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	3,301	3,253
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	1,427	1,408
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	1,370	1,352
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2030	10,343	10,118
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2030	5,050	4,936
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	537,365	523,853
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	39,090	38,048
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	25,378	24,730
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	16,509	16,088
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	10,874	10,597
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	10,801	10,543
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	7,138	6,939
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	4,854	4,734
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2032	30,169	29,284
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2032	14,847	14,441
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2034	315,714	304,003
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2034	191,066	183,888
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	3,278,856	3,141,335
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	1,959,046	1,876,880
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2036	5,025,311	4,798,836
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2037	85,806	81,913
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	76,182	67,137
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	23,037	20,489
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	21,272	18,919
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	15,463	13,753
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	14,056	12,501
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	29,011,975	25,313,618
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	917,498	795,091
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	90,384	78,410
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	51,560	44,923
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	25,547	22,163
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2053	22,871	19,841
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2026	168	168
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2027	21,765	21,546
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2027	2,443	2,419
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2027	1,511	1,496
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	45,219	44,618
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	44,530	43,955
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	26,075	25,718
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	25,164	24,829
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	18,959	18,699
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	10,082	9,941
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	9,583	9,456
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	7,467	7,362
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	5,435	5,356
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	4,947	4,881
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	4,592	4,530
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	2,684	2,648
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	2,423	2,391
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	1,903	1,876
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	1,456	1,436
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	1,343	1,324
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	850	839
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	590	581
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2029	14,355	14,075
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2030	8,149	7,977
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	48,063	46,854
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	23,766	23,168
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	17,392	16,929
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	6,258	6,099
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2034	465,727	448,231
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	1,893,155	1,811,386
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	478,270	457,612
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2036	28,184	26,914
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2038	187,079	178,414
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2045	8,890,886	7,860,304
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	234,150	208,253
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	104,381	92,836
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	61,209	54,439
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	23,853	21,215
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	14,329	12,548
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	11,465	10,197
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	9,653,594	8,525,553
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	143,438	125,646
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	10,004,822	8,729,438
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	4,557,545	3,950,927
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	1,252,050	1,086,054
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	106,800	92,585
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	29,012	25,250
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2027	55,959	55,398
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2027	996	986
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	73,971	72,932
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	16,769	16,527
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	15,645	15,437
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	5,889	5,809
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	4,627	4,560
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	2,738	2,700
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	2,652	2,616
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	2,125	2,095
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	1,570	1,548
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	1,228	1,210
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	64,381	63,190
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	39,941	39,176
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	30,584	29,987
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	30,108	29,541
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	20,878	20,478
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	4,990	4,891
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2030	155,229	151,848
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2030	8,526	8,335
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2030	4,032	3,944
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	149,955	146,182
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	14,129	13,769
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	9,639	9,379
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	9,083	8,851
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	3,751	3,651
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2032	54,716	53,056
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2033	39,630	38,315
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2034	615,973	592,833
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	3,559,448	3,405,709
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	3,215,978	3,077,074
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2037	827,716	789,379
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2037	95,068	90,665
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2043	21,593	19,558
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2043	15,752	14,188
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2043	12,666	11,473
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2046	60,632	53,926
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2046	45,527	40,492
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2046	35,926	31,952
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2049	17,128	15,078
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	47,630,298	41,722,264
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	418,026	366,958
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	331,657	291,141
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	537,315	466,469
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	39,001	33,798
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	37,015	32,135
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	22,889	19,835
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2026	26,846	26,700
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2027	7,461	7,383
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2027	3,046	3,015
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	183,680	180,219
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	117,695	115,436
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	45,801	44,907
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	41,781	40,994
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	35,846	35,182
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	24,876	24,374
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	21,200	20,780
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	20,748	20,357
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	18,465	18,110
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	16,305	16,003
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	12,931	12,701
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	12,643	12,404
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	27,807	27,058
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	18,268	17,833
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	4,736	4,608
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2032	19,692	19,094
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2034	561,924	540,815
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2036	374,141	357,279
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2042	5,891,207	5,418,188
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2046	35,956	31,979
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2046	28,912	25,714
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2046	15,355	13,657
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2046	14,797	13,161
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	9,816,888	8,599,207
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	18,074,717	15,906,169
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	15,524,316	13,530,770
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	1,091,708	947,082
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	935,629	811,680
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	110,282	96,121
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	83,382	72,284
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2052	915,363	796,673
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	20,971	20,853
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2028	2,209	2,190
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	49,865	49,211
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	14,087	13,904
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	7,125	7,034
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	2,192	2,163
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	131,156	129,201
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	99,839	98,387
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	4,110	4,051
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	2,687	2,645
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	125,101	122,914
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	15,508	15,228
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	175,851	172,412
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	17,405	17,081
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	14,360	14,087
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	2,379,739	2,333,593
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	179,648	175,322
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	1,348,081	1,295,264
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	270,649	254,382
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	123,945	117,371
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	97,939	91,973
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	80,050	75,203
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	65,167	61,312
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	47,750	45,119
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	1,866,017	1,750,063
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	11,384	10,595
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	19,984	18,610
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	8,376	7,794
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	8,263	7,745
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	148,679	137,809
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	88,547	82,083
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	15,291	14,156
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	676,278	626,112
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	526,488	487,434
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	369,262	341,870
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	345,692	320,049
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	285,702	264,598
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	234,619	217,215
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	208,842	193,350
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	52,037	48,177
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	25,977	24,050
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	13,801	12,777
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	9,172	8,492
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2048	66,650	61,581
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2048	7,423	6,866
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	3,276,758	2,994,779
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	2,869,656	2,622,709
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	2,364,272	2,160,816
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	285,881	261,280
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	134,345	123,581
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	11,009,877	9,962,652
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	10,538,489	9,536,101
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	4,234,298	3,831,544
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	24,912	22,543
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2026	31,043	30,892
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2026	2,809	2,796
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2026	271	269
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2027	861	854
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2029	56,443	55,713
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2029	3,507	3,464
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	77,752	76,644
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	26,806	26,428
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	21,050	20,744
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	14,560	14,348
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	14,203	14,000
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	11,680	11,511
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	5,662	5,581
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	4,481	4,418
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	2,352	2,318
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2031	78,620	77,295
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2031	25,261	24,826
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	242,779	238,165
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	25,531	25,051
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	31,105	30,480
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	15,985	15,617
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	10,943	10,719
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	5,196	5,087
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	150,002	146,390
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2039	487,959	469,603
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	404,268	378,875
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	3,792	3,595
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	214,350	200,772
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	116,304	108,566
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	89,459	83,768
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	85,925	80,193
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	77,981	72,921
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	15,674	14,684
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	14,495	13,572
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	5,890	5,515
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	600,548	563,091
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	766,161	709,567
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	391,030	362,146
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	178,010	164,861
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	74,835	69,308
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	68,762	63,683
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	40,213	37,243
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	38,634	35,780
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	31,937	29,129
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	28,776	26,651
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	25,455	23,575
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2047	84,719	78,355
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	18,193,524	16,673,375
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	7,033,778	6,446,075
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	3,560,790	3,263,270
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	2,980,310	2,747,125
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	2,299,576	2,117,497
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	1,620,753	1,485,332
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	634,151	581,165
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	245,732	225,200
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2050	18,305	16,712
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	245,452	222,106
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	17,096	17,007
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	3,419	3,400
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	46,466	46,094
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	2,087	2,070
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	29,915	29,469
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	26,598	26,215
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	26,287	25,909
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	12,756	12,574
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	8,899	8,771
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	5,890	5,806
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	5,709	5,628
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	595	586
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2031	9,038	8,883
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2031	2,633	2,587
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	262,918	257,874
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	17,656	17,311
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	180,862	177,452
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2039	276,908	266,492
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	752,116	705,483
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	213,609	201,006
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	114,538	107,819
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	48,050	45,240
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	24,144	22,716
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	8,177	7,704
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2045	21,216	19,647
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	2,576,525	2,386,205
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,550,667	1,436,124
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	837,945	786,619
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	757,326	701,384
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	527,445	488,484
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	465,617	436,744
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	222,303	205,813
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	41,448	38,386
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	33,457	30,985
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	29,840	27,626
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	21,587	19,992
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	115,022	106,382
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	48,838	45,170
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	25,111	23,217
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	9,552	8,831
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2048	304,267	281,126
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	449,607	412,040
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	415,539	380,819
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	411,563	377,175
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	134,077	122,539
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	1,234,666	1,128,032
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	1,061,178	969,859
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	4,942,523	4,472,406
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	2,210	2,198
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	757	753
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2028	559	553
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2029	86,095	84,997
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2029	5,185	5,119
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	36,869	36,344
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	8,421	8,302
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	5,354	5,275
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	4,460	4,395
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	26,865	26,407
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	9,606	9,438
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	1,993	1,963
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	32,157	31,488
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	11,425	11,207
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2033	121,581	119,090
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2033	24,547	24,003
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	2,707,288	2,654,791
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	311,073	303,583
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	22,950	22,397
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2039	27,351	26,280
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	2,762,960	2,594,041
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	1,125,102	1,056,419
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	263,423	246,946
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	233,752	219,064
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	159,814	150,688
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	85,522	80,313
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	48,178	45,235
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	11,450	10,807
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2043	13,611	12,768
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	189,958	176,352
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	130,782	121,302
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	111,942	103,766
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	3,685,442	3,412,058
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	512,790	474,912
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	257,444	238,347
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	162,104	150,080
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	156,358	144,759
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	75,661	70,049
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	42,681	39,515
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	41,517	38,437
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	33,775	31,269
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	33,102	30,646
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	7,822	7,242
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	51,744	47,809
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	8,628	7,977
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	2,238,061	2,045,466
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	2,185,866	1,997,762
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	2,015,561	1,858,489
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	1,006,632	920,006
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	80,897	73,986
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	28,203	25,944
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	341,029	311,682
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	15,773	15,681
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	2,070	2,056
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	423	420
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	313	312
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2028	27,351	27,158
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2028	11,123	11,042
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2029	162,664	160,928
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2029	94,837	93,825
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	104,062	102,697
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	52,476	51,803
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	10,403	10,270
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	9,969	9,836
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	5,660	5,588
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	1,541	1,520
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	112,440	110,719
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	30,261	29,833
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	18,621	18,344
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	5,128	5,050
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	2,726	2,685
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	71,726	70,503
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	14,199	13,948
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	134,411	131,857
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	50,876	49,863
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	7,751,161	7,599,442
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	577,124	566,361
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	16,840	16,472
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2040	846,116	812,966
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	80,310	75,332
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	34,200	32,047
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	15,197	14,312
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	13,525	12,706
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	73,185	68,180
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	10,046	9,336
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	8,416	7,796
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	240,642	222,701
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	88,936	82,519
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	62,027	57,422
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	28,131	26,134
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	12,025	11,141
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	4,615,761	4,326,346
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	4,430,517	4,150,127
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	1,294,545	1,198,517
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	658,146	616,862
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	549,216	508,476
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	389,931	361,006
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	41,419	38,347
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	15,397	14,255
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	804,141	742,983
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	6,231	5,774
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	3,680,902	3,364,144
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	2,453,666	2,242,517
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	180,609	165,066
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	17,410,032	15,895,500
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	732,776	668,344
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	459,847	419,988
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	52,291	47,317
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	36,825	33,322
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	7,457	7,408
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2028	1,449	1,438
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2029	133,667	132,158
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2029	5,442	5,381
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	170,311	168,117
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	12,353	12,187
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	840	831
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	10,554	10,392
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	6,786	6,683
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	5,742	5,669
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	4,717	4,648
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	3,522	3,463
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	2,850	2,807
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	195,725	192,151
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	115,678	113,590
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	46,498	45,657
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	24,195	23,763
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	13,942	13,693
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	6,419	6,304
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	20,673	20,261
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	6,921	6,786
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040	661,144	635,241
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2042	6,868	6,474
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	37,511	35,204
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	7,302	6,864
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	4,129	3,875
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	73,671	68,229
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	56,391	52,225
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	54,284	50,274
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	19,480	18,027
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	8,574	7,946
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	7,710	7,140
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	4,902	4,605
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	86,395	79,986
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	65,869	61,168
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	38,352	35,507
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	23,828	22,061
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	119,885	110,767
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	29,196	26,975
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	16,343,464	15,049,398
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	5,828,472	5,366,977
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	4,757,986	4,376,791
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	2,401,768	2,194,335
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	2,245,110	2,051,909
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,852,096	1,690,197
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,718,755	1,571,923
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,568,029	1,433,093
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,171,533	1,070,717
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,140,929	1,050,235
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,004,267	923,495
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	878,625	807,958
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	850,002	782,699
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	171,501	156,689
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	39,825	36,398
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2051	605,152	547,591
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2051	522,120	475,721
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	554,806	503,075
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	43,646	39,577
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	40,511	36,658
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	35,646	32,256
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	32,145	29,087
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	22,271	22,120
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	5,353	5,318
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	1,167	1,159
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	671	666
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	562	559
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	189	188
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	4,373	4,327
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	1,496	1,479
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	46,790	46,162
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	1,855	1,830
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	42,513	41,813
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	32,857	32,304
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	28,897	28,448
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	4,751	4,678
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	37,267	36,594
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	36,526	35,873
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	48,760	47,789
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	1,416	1,391
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2034	16,950	16,568
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2035	814,525	793,894
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2040	27,555	26,329
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2042	932,162	878,179
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	1,445,342	1,354,883
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	114,099	106,990
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	84,588	79,320
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	30,796	28,846
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	17,469	16,306
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	11,822	11,112
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	11,316	10,614
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	8,430	7,916
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	6,461	6,033
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	569,179	529,625
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	29,322	27,305
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	18,941	17,635
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	11,157	10,409
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	61,568	57,020
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	43,434	40,226
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	27,810	25,756
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	19,719	18,263
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	19,351	17,922
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	17,626	16,324
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	16,761	15,523
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	16,096	14,912
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	14,133	13,089
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	4,568	4,230
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	8,487,969	7,964,047
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	1,272,115	1,190,368
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	33,769	31,264
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	6,267,341	5,878,208
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	5,796,333	5,443,818
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	256,926	237,386
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	231,352	213,756
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	7,902	7,301
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	2,211,309	2,035,528
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	651,048	594,819
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	59,350	54,224
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	10,929	9,985
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2051	152,804	139,225
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	844,567	765,291
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	512,081	463,373
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	245,311	222,284
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2026	1,475	1,470
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	2,655	2,637
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	1,991	1,978
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	1,925	1,912
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	1,888	1,875
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	1,356	1,347
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	1,302	1,293
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	498	494
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2030	116,369	115,269
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2030	1,941	1,916
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	136,397	134,311
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	68,135	67,117
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	15,872	15,623
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	4,390	4,324
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	2,798	2,759
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	54,075	53,088
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	29,553	29,014
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	24,855	24,401
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	21,565	21,171
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	8,976	8,818
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2035	105,573	102,899
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2038	1,479,617	1,434,280
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2040	16,391,580	15,938,895
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	2,119,671	1,987,883
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	2,069,209	1,940,412
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	744,671	697,176
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	387,870	363,002
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	364,571	342,244
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	249,393	233,410
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	238,070	223,331
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	73,765	69,172
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	26,179	24,533
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	16,756	15,704
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	15,612	14,631
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	14,204	13,317
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	11,753	11,001
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	6,017	5,641
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	4,951	4,639
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	193,306	179,712
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	134,396	124,468
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	133,231	123,390
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	56,993	52,783
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	30,976	28,688
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	24,490	22,681
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	14,709	13,623
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	11,435	10,590
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	6,163	5,708
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2047	11,673	10,807
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2048	28,279	26,111
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	10,487,598	9,588,372
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	3,880,001	3,544,897
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	1,399,774	1,282,817
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	136,160	124,358
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	11,575	10,576
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	880,916	797,126
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	14,398,495	13,028,955
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	6,551,627	5,987,831
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	652,802	591,526
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	453,637	411,056
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	48,346	48,005
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	15,981	15,868
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	2,790	2,771
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	1,065	1,057
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	807	802
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	55,750	55,125
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	30,280	29,922
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	11,162	11,034
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	3,229	3,192
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	1,705	1,686
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	85,320	84,131
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	74,199	73,201
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	12,083	11,916
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	4,724	4,660
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	2,722	2,684
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	2,543	2,508
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2031	114,888	113,130
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2031	8,148	8,020
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2032	5,140	5,044
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	9,024	8,850
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	8,480	8,307
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	6,990	6,844
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	3,903	3,821
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	1,680,170	1,639,714
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	291,464	283,899
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2039	59,103	56,935
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2042	441,207	414,862
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	1,579,436	1,481,462
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	355,768	333,516
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	304,098	284,865
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	157,209	147,303
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	90,244	84,548
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	69,372	65,063
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	60,163	56,765
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	57,360	53,759
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	49,471	46,338
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	46,247	43,339
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	41,435	39,022
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	38,648	36,190
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	32,329	30,294
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	25,180	23,578
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	9,952	9,332
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	9,818	9,200
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	6,801	6,379
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	6,420	6,021
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	6,147	5,768
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	6,097	5,715
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	4,979	4,656
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	3,715	3,497
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	139,998	130,096
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	84,202	78,241
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	265,194	245,605
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2047	47,678	44,141
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2047	22,882	21,185
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2048	819,636	756,787
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2049	1,590,173	1,463,270
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	1,158,168	1,058,503
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	441,013	402,786
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	295,249	269,657
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	106,714	97,464
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	11,474	10,479
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	563,105	514,295
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	51,630	47,042
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	1,609,710	1,459,618
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	688,964	623,432
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	187,393	169,569
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	69,867	63,309
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	66,464	60,225
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2053	26,168	23,677
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2026	10,361	10,322
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	16,905	16,794
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	12,049	11,971
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	49,622	49,052
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	38,236	37,785
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	21,653	21,397
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	18,402	18,177
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	11,974	11,830
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	6,287	6,213
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	2,230	2,204
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	2,211	2,186
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	2,083	2,058
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	23,513	23,196
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	22,592	22,280
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	19,926	19,657
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	17,510	17,323
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	7,375	7,270
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	6,537	6,446
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	4,468	4,406
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	2,494	2,459
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2031	4,661	4,578
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	190,370	186,823
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	34,558	33,920
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	3,073	3,014
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	57,451	56,243
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	3,398,685	3,317,911
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	1,497,705	1,403,372
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	221,774	207,804
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	219,385	205,783
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	194,308	182,077
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	158,968	148,863
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	153,907	144,316
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	151,627	142,027
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	129,015	120,934
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	94,347	88,316
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	73,803	69,340
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	47,525	44,626
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	43,865	41,082
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	43,084	40,329
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	25,306	23,700
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	18,004	16,894
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	15,324	14,289
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	14,102	13,217
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	12,123	11,354
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	11,829	11,069
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	10,957	10,232
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	10,782	10,059
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	10,111	9,483
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	8,992	8,420
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	7,415	6,946
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	6,705	6,293
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	914,680	844,829
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	20,343	18,894
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	2,782,910	2,606,443
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	46,103	42,697
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	30,942	28,656
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	27,552	25,517
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	193,121	178,795
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	100,535	92,983
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	29,961	27,711
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2048	1,030,988	954,510
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	24,250,078	22,458,800
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	9,898,328	9,040,347
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,014,765	1,840,126
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,234,364	1,128,141
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	41,804	38,180
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	2,229,116	2,028,235
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	570,074	520,660
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	27,025	24,590
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	723,730	655,795
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2053	910,120	824,690
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	1,683	1,669
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	233	231
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	59,006	58,309
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	53,808	53,142
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	19,214	18,973
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	19,041	18,816
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	16,806	16,592
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	15,729	15,537
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	13,249	13,078
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	8,666	8,565
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	3,333	3,293
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	2,707	2,676
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	2,244	2,218
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	1,950	1,928
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	1,336	1,320
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2030	11,836	11,670
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2030	5,636	5,555
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2031	31,252	30,724
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	2,084,698	2,045,476
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	58,176	57,174
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	38,768	38,010
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2033	103,264	101,108
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2033	16,233	15,881
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2035	204,204	198,713
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2035	78,452	76,342
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2039	707,926	681,296
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	1,643,327	1,539,805
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	194,923	182,421
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	87,135	81,733
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	80,223	75,120
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	59,167	55,390
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	52,892	49,504
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	52,404	49,105
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	49,333	46,107
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	28,766	26,930
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	24,282	22,712
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	23,411	21,922
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	17,684	16,570
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	17,532	16,489
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	16,900	15,900
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	14,730	13,728
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	13,457	12,606
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	12,051	11,254
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	5,412	5,047
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	4,982	4,670
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	10,170,792	9,434,751
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	63,731	59,223
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	54,752	50,707
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	27,055	25,056
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	11,325	10,488
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	4,575	4,237
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	1,585,623	1,453,137
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	17,872	16,378
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	2,014,690	1,841,317
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	494,586	451,561
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	413,712	377,722
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	382,028	349,153
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	50,896	46,468
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	456,322	412,918
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2053	39,804	36,014
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	3,632	3,604
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	2,403	2,383
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	2,372	2,354
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	1,812	1,799
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	704	698
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	602	598
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2028	41,664	41,241
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	10,378	10,256
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	9,091	8,979
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	3,555	3,509
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	1,595	1,576
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	70,269	69,279
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	12,194	12,021
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	11,560	11,396
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	11,156	10,997
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	6,977	6,881
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	5,335	5,260
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2031	3,069	3,018
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	136,170	134,209
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	135,395	132,847
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	43,474	42,592
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	34,776	34,070
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	28,765	28,201
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	21,091	20,671
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	20,865	20,468
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	13,184	12,924
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	7,375	7,237
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2033	90,312	88,427
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2033	74,027	72,441
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2033	16,083	15,753
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2034	317,593	310,045
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	90,003	89,346
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2037	907,971	880,717
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2039	589,471	567,297
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	23,346	22,016
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	814,378	763,574
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	639,958	599,423
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	107,200	100,581
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	64,713	60,612
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	21,979	20,594
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	16,970	15,903
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	7,037	6,560
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2044	305,519	283,143
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2045	6,964	6,480
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	4,041,785	3,754,599
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	2,735,427	2,565,712
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	753,956	698,264
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	32,416	30,022
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	10,266	9,508
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	374,247	346,135
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	80,791	74,723
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	107,744	99,785
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	23,496	21,694
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	2,444,853	2,253,563
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	1,814,683	1,663,058
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	876,316	803,096
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	370,050	338,206
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	336,912	307,920
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	32,876	30,119
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	15,570	14,269
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	461,926	417,989
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2052	53,151	48,095
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2053	967,496	876,076
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2027	3,442	3,429
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2028	5,620	5,595
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2028	1,083	1,079
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2031	6,798	6,763
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2033	4,512	4,488
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2034	29,271	29,030
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2034	20,276	20,070
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	348,329	344,036
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2038	3,001,454	2,946,643
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	957,876	927,499
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	162,026	156,550
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	67,875	65,615
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	64,043	61,944
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	39,731	38,628
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	24,319	23,520
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	22,200	21,451
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	21,954	21,172
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	6,535	6,317
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	3,934	3,815
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	917,979	883,655
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	786,808	756,520
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	49,424	47,530
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	36,991	35,669
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	35,083	33,738
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	27,034	25,943
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	22,872	21,985
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	9,718	9,347
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	9,312	8,955
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	4,495	4,313
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	220,290	211,187
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	218,981	209,690
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	124,886	119,528
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	121,589	116,530
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	105,567	101,170
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	48,088	46,057
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	13,590	13,019
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	7,269	6,962
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	3,771	3,616
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	3,664	3,582
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	783,958	749,287
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	23,675	22,636
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	618,944	590,991
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	225,958	215,753
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	75,275	71,875
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	52,454	50,085
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	32,873	31,389
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	7,638	7,293
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	120,915	114,736
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	19,304	18,318
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2051	5,904,721	5,606,675
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2026	2,115	2,108
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2026	499	497
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2026	165	165
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2027	7,164	7,133
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2027	5,366	5,343
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2028	53,993	53,759
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2028	15,522	15,456
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2030	3,703	3,684
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2030	1,919	1,911
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2032	49,013	48,821
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	12,563	12,460
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2037	17,526	17,206
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	211,470	206,881
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	1,430	1,391
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	465,210	450,427
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	225,048	218,148
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	134,895	130,636
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	125,132	120,999
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	95,753	92,332
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	24,190	23,432
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	18,505	17,855
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	7,455	7,230
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	5,715	5,527
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	5,042	4,886
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	411,753	396,957
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	37,427	35,990
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	32,445	31,299
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	20,909	20,131
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	9,186	8,857
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	5,663	5,445
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	3,457	3,334
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	1,605	1,545
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	785,806	754,259
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	425,672	408,395
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	113,889	109,232
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	49,965	48,473
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	1,989	1,903
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	284,840	272,421
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	87,400	83,070
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	9,938	9,501
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	147,681	141,057
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	13,999	13,367
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	9,609	9,181
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	4,443	4,250
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	3,240,641	3,109,473
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	42,539	40,391
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	38,945	36,979
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	19,429	18,448
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2052	2,447,748	2,310,427
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2026	745	742
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2026	256	255
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2027	10,920	10,873
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2029	2,679	2,667
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2030	7,553	7,526
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2039	130,640	128,659
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2041	194,063	187,966
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	50,527	48,865
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	41,556	40,189
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	36,194	35,046
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	15,572	15,062
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	14,358	13,876
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	7,772	7,530
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	13,725,738	13,163,288
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	689,556	661,726
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	657,364	631,301
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	557,052	534,614
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	519,052	498,159
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	491,845	471,943
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	25,630	24,529
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	10,004	9,593
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	362,428	346,513
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	44,583	42,639
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	1,297,623	1,239,423
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	197,356	188,443
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	194,602	185,814
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	26,840	25,628
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	9,069	8,660
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	475,497	453,576
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	9,116	8,705
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	8,431	8,043
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2049	105,149	99,842
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2050	482,801	457,677
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2026	17,889	17,823
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2026	6,214	6,191
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2026	1,438	1,433
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2026	203	202
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2029	5,135	5,112
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2029	2,376	2,366
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2029	2,169	2,160
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2033	11,517	11,422
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2037	627,051	615,600
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	1,411,649	1,369,868
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	582,920	565,266
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	246,228	238,471
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	136,923	132,029
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	64,423	62,452
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	61,459	59,311
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	55,888	53,926
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	37,003	35,658
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	25,798	24,925
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	22,625	21,938
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	17,277	16,664
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	12,155	11,829
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	6,039	5,834
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	5,294	5,165
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	3,248	3,142
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2044	28,229	27,170
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	416,296	399,412
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	73,650	70,612
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	43,350	41,579
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	14,320	13,722
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	6,634	6,356
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	6,003	5,758
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	4,976	4,776
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	680,527	658,252
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	246,382	235,562
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	176,138	168,348
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	142,448	136,193
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	66,163	63,258
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	45,758	43,763
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	23,299	22,269
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	9,551	9,132
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	16,717,060	15,962,061
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	444,412	424,758
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	60,442	57,712
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2049	511,029	484,914
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2049	314,192	298,333
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2049	161,040	152,811
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2049	56,702	53,840
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	27,816	26,229
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2027	2,156	2,148
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2027	170	170
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2029	45,627	45,427
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2029	6,365	6,337
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2031	4,782	4,761
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2031	2,507	2,494
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2034	29,286	28,989
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2034	3,043	3,026
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	791,182	783,162
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	20,568	20,379
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2041	1,577	1,534
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2042	18,175	17,605
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	185,517	179,134
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	179,680	173,945
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	131,231	127,125
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	103,929	100,390
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	64,580	62,214
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	60,145	57,978
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	38,756	37,621
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	15,236	14,686
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	15,067	14,595
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	14,336	13,862
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	10,930	10,538
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	381,103	366,226
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	46,443	44,625
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	39,923	38,341
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	38,001	36,550
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	14,138	13,573
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	6,827	6,561
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	4,142	3,976
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	292,566	280,375
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	43,533	41,742
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	35,742	34,264
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	22,173	21,206
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	6,136	5,865
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	5,303	5,071
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	3,112	2,985
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	60,424	57,752
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	53,785	51,406
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	31,188	29,809
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	409,436	390,944
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	78,673	75,119
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	10,776	10,279
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2049	3,542	3,379
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2051	12,811,357	12,272,788
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2026	26	24
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2026	19	18
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2027	3,204	3,191
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2028	5,132	5,111
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	441,092	439,141
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	24,541	24,425
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	9,106	9,066
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	3,214	3,200
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	1,858	1,850
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	846	843
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2030	9,448	9,406
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2031	13,652	13,583
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2033	39,390	39,175
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2034	6,525	6,459
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2034	5,790	5,731
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	566,959	562,984
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	37,135	36,677
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2036	28,467	28,187
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2039	21,335	20,905
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	517,636	500,716
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	23,903	23,119
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	14,975	14,450
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2045	82,085	78,794
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2045	8,497	8,174
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	11,278,708	10,909,768
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	695,170	672,741
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	3,988	3,814
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	2,592	2,483
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2048	50,410	48,086
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2049	459,396	437,069
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2049	140,805	133,962
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	981,144	930,700
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	438,492	416,085
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	257,255	244,029
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	93,055	88,533
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	71,443	67,770
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	26,909	25,585
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	6,602	6,271
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2026	45	43
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2026	16	15
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2027	1,050	1,046
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2027	635	633
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2027	456	454
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2028	1,222	1,216
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2029	78,941	78,593
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2029	2,425	2,414
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2031	8,403	8,353
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2031	7,477	7,438
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2031	6,804	6,769
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	62,229	61,599
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	31,329	31,109
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2037	23,636	23,241
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2040	327,112	320,014
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	102,303	99,117
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	51,455	49,901
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	40,496	39,235
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	38,144	37,005
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	21,717	20,992
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	10,493	10,141
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	90,614	87,765
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	87,363	84,431
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	29,220	28,361
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	18,807	18,158
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	12,080	11,641
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	4,146	4,005
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	59,755	57,424
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	29,588	28,433
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	16,035	15,436
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	12,654	12,148
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	11,896	11,426
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	660,595	632,825
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	51,530	49,284
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	42,840	40,972
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	23,357	22,339
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	22,764	21,772
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	18,766	17,947
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	11,745	11,233
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	7,085	6,776
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2047	525,745	501,146
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2047	108,224	103,472
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2047	28,293	27,042
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2047	20,132	19,241
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	9,863	9,409
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	26,962	25,652
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	20,645	19,641
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2050	500,260	474,540
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2050	474,497	451,140
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2050	385,589	365,764
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2051	456,840	432,924
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	34,231	32,332
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2027	15,607	15,548
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2027	10,137	10,098
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2027	1,409	1,403
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2028	362	361
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2030	13,857	13,795
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2031	14,526	14,452
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2033	218,126	216,597
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2033	5,876	5,834
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	1,193,980	1,184,116
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2037	25,885	25,453
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2037	21,147	20,774
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2039	79,736	78,601
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	100,397	97,287
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	87,784	85,114
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	78,087	75,738
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	13,457	12,993
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	10,907	10,568
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	10,404	10,084
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	9,485	9,167
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	7,901	7,628
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	5,710	5,530
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	3,352	3,237
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	2,669	2,612
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	218,647	211,824
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	95,572	92,037
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	22,214	21,446
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	852,404	818,434
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	176,179	168,498
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	109,848	105,058
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	105,216	100,629
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	71,926	68,789
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	23,866	22,833
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	7,816	7,478
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	68,569	65,515
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	64,252	61,410
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	19,327	18,460
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	7,926	7,578
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	71,020	67,569
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	87,713	83,203
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	45,289	42,974
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	16,908,008	15,970,021
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	2,568,987	2,430,484
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	985,600	929,383
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	33,201	31,307
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	32,834	31,013
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2027	5,400	5,378
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2029	596	594
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2031	8,321	8,278
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2034	3,533	3,497
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2037	177,243	173,973
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2037	49,925	48,991
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2039	152,676	150,504
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2041	273,357	266,422
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	41,926	40,608
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	14,750	14,295
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	10,544	10,207
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	301,396	290,811
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	179,030	172,847
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	38,719	37,440
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	37,878	36,662
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	13,970	13,492
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	3,359	3,243
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2044	28,329	27,450
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	534,882	513,332
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	85,703	82,370
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	71,894	69,060
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	20,074	19,270
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	18,199	17,453
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	382,549	365,870
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	7,518	7,190
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	398,015	379,666
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	35,954	34,297
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	3,134	2,994
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	3,450,031	3,280,200
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	1,884,226	1,803,839
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	794,214	755,118
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	78,774	74,896
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	12,733	12,106
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	4,633	4,419
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2050	409,668	388,606
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2050	31,005	29,440
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2050	10,585	10,050
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	75,152	71,194
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	5,194,302	4,914,259
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	99,626	94,099
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2026	537	536
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2026	141	140
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2027	392	391
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2029	39,116	38,941
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2030	2,103	2,094
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2031	20,277	20,173
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2031	12,967	12,900
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	279,352	278,179
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	2,284	2,274
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2033	123,749	122,881
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2037	459,514	451,266
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2037	153,516	150,761
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2040	675,971	661,303
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2040	394,377	385,819
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	219,659	213,105
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	111,640	108,277
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	60,721	58,909
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	60,357	58,494
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	58,220	56,400
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	48,622	46,968
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	46,503	45,351
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	38,631	37,430
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	37,177	36,218
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	37,024	35,833
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	13,621	13,195
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	6,874	6,648
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	6,688	6,453
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	4,522	4,378
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	1,343,388	1,297,278
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	11,643	11,237
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	9,739	9,414
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	7,466	7,208
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	2,571	2,491
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	223,888	214,126
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	4,251	4,066
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	3,666	3,506
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	17,141,693	16,580,489
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	1,722,317	1,667,450
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	970,390	926,868
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	630,983	603,077
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	12,747	12,175
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	7,611	7,270
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2048	90,370	86,204
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2048	32,472	30,975
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2048	14,783	14,102
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	6,717,387	6,449,693
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	1,139,219	1,083,140
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	433,611	412,266
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	78,979	75,091
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	25,225	23,983
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	17,109	16,267
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	15,499	14,726
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2050	13,124	12,461
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	53,290,551	50,334,209
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	92,423	87,296
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2026	71	70
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2028	6,321	6,295
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2029	5,492	5,467
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2029	4,936	4,914
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2029	3,251	3,237
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2030	2,099	2,088
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2030	1,023	1,020
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	63,292	62,769
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	48,809	48,253
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2037	481,175	472,538
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2037	35,850	35,297
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2039	59,430	58,529
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	904,534	876,196
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	497,027	481,455
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	90,484	87,570
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	32,013	31,043
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	22,706	21,912
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	12,591	12,258
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	10,533	10,165
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	9,390	9,080
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	4,902	4,748
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	5,466,565	5,290,264
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	425,569	411,401
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	210,558	203,078
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	8,651	8,365
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2044	3,675	3,517
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	1,039,900	998,024
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	194,735	187,009
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	21,075	20,259
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	12,785	12,232
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	8,005	7,669
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	3,858	3,688
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2047	854,446	816,123
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2047	5,622	5,370
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	3,302,991	3,138,334
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	470,094	446,659
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	466,591	443,331
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	413,454	392,843
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	70,349	66,842
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	18,809	17,871
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	17,284	16,422
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	6,104,242	5,819,016
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2026	364	362
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2026	186	185
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2026	116	115
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2026	51	50
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2028	182,813	182,028
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2028	33,152	33,012
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2028	2,569	2,558
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2028	113	112
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2029	12,694	12,637
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2030	7,185	7,148
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2030	3,193	3,176
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2032	13,147	13,088
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2032	13,090	13,041
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	625,357	620,191
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	374,065	371,443
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2037	305,722	300,234
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	407,125	394,584
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	329,482	319,191
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	131,193	127,625
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	91,844	88,913
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	82,048	79,439
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	62,866	60,988
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	57,798	55,848
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	49,356	47,790
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	49,120	47,431
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	19,228	18,583
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	16,005	15,544
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	15,229	14,783
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	11,167	10,784
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	9,001	8,801
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	8,348	8,102
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	7,952	7,673
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	4,546	4,399
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	235,915	227,314
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	117,470	113,451
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	98,569	95,215
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	7,698	7,448
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	1,303	1,268
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	78,310	75,148
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	20,780	19,962
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	18,155	17,407
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	6,764	6,488
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	23,779	22,815
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	11,534,078	11,016,765
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	4,858	4,640
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2048	188,091	179,419
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2049	914,159	868,587
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2049	73,074	69,477
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2049	28,219	26,813
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2049	27,281	25,921
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2049	9,962	9,465
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2050	25,490	24,187
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	20,114	19,080
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	112,551	106,237
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2027	172	172
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2033	63,247	63,550
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2040	4,367	4,355
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	291,309	290,174
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	83,552	83,295
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	80,380	80,091
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	46,659	46,503
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	43,032	42,865
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,710	3,699
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	435,267	432,906
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	140,263	139,449
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	1,041,854	1,036,055
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2044	96,252	95,494
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2044	14,626	14,529
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	29,770	29,492
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	26,179	25,934
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	17,884	17,703
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	9,385	9,288
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	7,783	7,708
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	3,278	3,252
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	239,329	236,781
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	59,647	58,965
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	6,755	6,685
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	6,285	6,222
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	6,134	6,069
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	823	814
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	162,265	160,038
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	2,748	2,710
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	2,612	2,576
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	1,283,297	1,262,480
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	54,347	53,415
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	237,681	233,454
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	10,798	10,606
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2050	256,118	251,403
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2053	751,185	730,783
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2033	43,903	44,346
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2034	47,309	47,713
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2037	496,922	495,881
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	1,940	1,937
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	99,074	98,731
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	72,361	72,141
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	60,579	60,370
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	43,687	43,561
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	33,413	33,320
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	23,501	23,454
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	21,138	21,077
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	2,184	2,177
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	1,318	1,314
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	378,070	376,593
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	149,675	149,085
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	107,187	106,820
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	48,798	48,608
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	19,378	19,257
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	11,313	11,242
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	11,281	11,232
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	4,946	4,923
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	286,019	283,841
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	29,839	29,617
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	13,658	13,552
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	13,142	13,047
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	3,921	3,893
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	93,744	92,978
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	56,056	55,559
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	48,812	48,389
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	47,668	47,277
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	6,109	6,055
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	5,851	5,800
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	3,641	3,611
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	3,604	3,573
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	3,261	3,233
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	2,692	2,668
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	319,178	316,097
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	99,519	98,372
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	55,632	55,030
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	53,174	52,638
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	20,958	20,748
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	20,179	19,966
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	19,521	19,320
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	17,819	17,629
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	10,415	10,310
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	7,077	7,012
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	3,273	3,236
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	1,826	1,807
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	259,094	256,106
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	226,977	224,572
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	1,872,990	1,842,608
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	179,678	176,595
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	42,675	41,983
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	1,302,138	1,278,980
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	99,367	97,600
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2049	807,573	792,706
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2050	62,610	61,497
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	7,493,713	7,289,139
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	4,535,573	4,437,904
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	827,925	805,439
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	235,264	228,874
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2054	13,634,203	13,258,587
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2033	48,609	49,100
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2037	854,300	851,444
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2039	4,341	4,341
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	374,825	373,571
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	23,222	23,178
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,644	1,636
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	121,452	120,969
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	42,358	42,174
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	5,656	5,629
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	4,923	4,904
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	3,597	3,575
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	3,072	3,058
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	1,190	1,184
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	535	533
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	1,578,143	1,572,068
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	578,905	575,627
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	351,594	348,584
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	33,356	33,266
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	6,708	6,657
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	133,648	132,459
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	43,371	42,990
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	12,647	12,531
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	10,030	9,939
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	5,468	5,416
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	2,615	2,591
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	35,100	34,724
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	25,212	24,954
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	19,732	19,514
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	9,050	8,988
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	5,983	5,922
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	4,948	4,891
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	4,075	4,028
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	2,670	2,644
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	1,903	1,883
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	1,806	1,786
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2047	774,508	761,944
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2047	142,758	140,309
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2047	31,164	30,629
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	1,451,057	1,425,252
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	95,798	94,094
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	21,031	20,663
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2050	423,235	415,708
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2052	2,553,047	2,483,709
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2052	1,893,014	1,841,602
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2033	77,698	78,458
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2034	27,740	27,960
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2037	170,304	169,735
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	418,215	416,585
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	21,723	21,654
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,191	2,182
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	566,099	563,658
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	50,017	49,744
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	21,836	21,734
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	11,868	11,818
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	56,569	56,156
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	298,892	296,311
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	27,391	27,188
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	2,554	2,535
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	11,543	11,437
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	9,332	9,250
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	7,825	7,756
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	4,841	4,798
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	4,459	4,419
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	4,076	4,039
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	2,114	2,096
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	483,647	478,709
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	37,378	37,010
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	15,508	15,341
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	12,234	12,105
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	9,176	9,073
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	8,994	8,903
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	7,744	7,659
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	4,183	4,138
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	3,630	3,590
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	2,309	2,286
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	2,097	2,077
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2046	9,115	8,998
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	129,489	127,470
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	32,419	31,914
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	23,312	22,949
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	8,907	8,763
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	2,379	2,338
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	904,298	888,216
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	8,263	8,116
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	238,518	234,127
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	148,929	146,327
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2027	997	994
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2029	325	325
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2033	174,318	175,180
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2034	12,603	12,730
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	2,571,702	2,563,105
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2039	879,165	877,342
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	131,614	131,176
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	102,852	102,510
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	71,882	71,635
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	12,955	12,908
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	2,517	2,508
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	485,639	483,475
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	306,025	304,146
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	199,015	198,200
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	46,473	46,255
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	17,833	17,727
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	5,120	5,103
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	3,021	3,017
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	2,361	2,354
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	272,966	270,542
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	2,419,378	2,410,932
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	89,322	88,478
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	23,103	22,872
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	17,390	17,257
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	3,324	3,290
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	2,957	2,929
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	905,027	895,328
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	121,826	120,528
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	41,091	40,688
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	31,284	31,009
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	21,808	21,578
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	16,668	16,475
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	16,079	15,903
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	1,265	1,250
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	86,212	85,029
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	74,737	73,712
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	59,170	58,358
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	28,458	28,067
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	18,353	18,101
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	18,092	17,843
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	6,096	6,012
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	22,581	22,194
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	15,530	15,263
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	21,131	20,748
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	2,980,515	2,935,892
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2051	335,323	326,897
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2026	8	7
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2031	16,256	16,249
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2032	105,943	106,359
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2034	22,853	22,887
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2034	3,570	3,562
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	262,835	261,329
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	63,148	62,796
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	8,199	8,166
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	6,354	6,319
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	4,586	4,564
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	473,749	470,104
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	8,489	8,421
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	13,069	12,958
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	8,061	7,983
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	4,824	4,811
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	114,882	113,557
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	42,699	42,206
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	15,104	14,929
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	13,810	13,650
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	13,570	13,413
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	13,300	13,146
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	9,828	9,714
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	4,157	4,109
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	632	628
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	208,799	205,934
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	104,051	102,623
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	18,613	18,357
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	16,435	16,210
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	16,335	16,111
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	35,865	35,317
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	31,744	31,200
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	30,056	29,541
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	28,026	27,545
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	11,717,063	11,508,688
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	1,076,959	1,057,806
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	129,302	126,962
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	46,562	45,734
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	8,357	8,206
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	7,225	7,095
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	574,935	564,351
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	58,626	57,547
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	4,600,923	4,517,663
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	496,694	486,929
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	449,609	441,332
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	331	330
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	62	61
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	55	54
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	22	21
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	13	12
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2029	100,771	100,867
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2039	12,825	12,796
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2041	4,873	4,855
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	66,476	66,190
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	46,298	46,102
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	21,758	21,664
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	10,418	10,368
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	7,836	7,794
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	10,082	9,998
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	17,737,471	17,580,519
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	26,523	26,256
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	15,793	15,646
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	67,888	67,105
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	14,791	14,621
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	14,732	14,562
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	12,355	12,212
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	365,431	359,960
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	286,978	282,681
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	123,514	121,665
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	25,546	25,164
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	23,849	23,492
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	2,031	2,001
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	608,525	597,893
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	142,963	140,465
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	22,543	22,184
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	10,956	10,764
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	3,694	3,636
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	1,037,712	1,018,933
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2050	79,839	78,344
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2055	393,335	382,499
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2030	614	614
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2035	253,503	255,349
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2041	82,888	82,436
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2041	77,132	76,869
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2044	1,184,605	1,179,377
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2044	21,661	21,484
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2044	3,905	3,873
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	309,969	306,939
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	281,319	278,533
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	6,106	6,048
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	211,547	209,570
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	82,075	81,128
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	20,479	20,288
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	393,275	387,387
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	165,798	163,212
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	45,114	44,438
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	34,734	33,997
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	4,142	4,074
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	3,386	3,331
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	727,196	715,627
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	130,811	128,730
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	62,031	60,947
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	38,473	37,873
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	18,334	18,013
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	14,235	13,986
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	12,476	12,258
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	1,910,966	1,876,385
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	51,046	50,122
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	363,527	356,721
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	318,676	313,009
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	79,575	78,110
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2051	1,390,504	1,364,906
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2051	195,811	191,962
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	826,460	806,339
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	307,866	300,178
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	5,256,923	5,148,649
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	4,146,579	4,033,962
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	3,095,866	3,035,005
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2026	1,009	1,006
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2026	858	855
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2034	130,148	131,462
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2037	87	86
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	335,112	333,890
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042	660,226	656,010
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042	247,353	245,919
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042	13,870	13,779
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	18,068	17,911
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	12,372	12,274
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	11,964	11,858
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	2,431	2,411
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	32,672	32,352
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	72,440	71,605
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	10,920	10,811
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	9,841	9,721
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	331,416	326,040
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	217,770	214,238
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	132,959	130,886
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	1,450,580	1,425,237
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	924,612	908,458
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	664,029	652,427
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	233,472	229,393
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	107,337	105,461
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	72,330	71,179
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	31,242	30,492
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	9,761	9,527
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2049	88,101	86,507
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	637,004	625,079
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	198,961	195,236
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2053	7,064,440	6,925,561
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2055	11,334,208	11,021,957
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2026	3,659	3,650
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2026	21	20
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2030	17,075	17,060
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2032	1,195	1,193
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2033	142,495	143,237
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2034	12,210	12,333
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2038	2,670	2,691
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	20,937	20,846
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	33,929	33,654
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	17,929	17,777
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	7,354	7,285
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	4,877	4,837
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	10,676	10,563
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	8,049	7,966
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	1,201,568	1,186,958
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	205,695	203,644
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	88,055	86,984
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	26,993	26,724
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	10,772	10,641
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	4,270	4,218
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	1,343	1,311
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	743,343	731,285
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	280,735	276,181
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	1,767,291	1,736,414
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	661,091	649,541
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	366,095	359,698
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	235,341	231,229
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	31,011	30,469
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	11,888	11,680
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	4,789,885	4,706,199
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	270,440	265,462
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	97,700	95,962
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	82,969	81,442
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	42,802	41,995
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	5,239,875	5,104,115
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	266,210	259,313
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	21,464	21,022
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2026	5,394	5,381
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2027	277	277
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2037	81,718	81,547
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	117,739	117,455
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	25,469	25,413
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2040	183,875	183,291
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	36,873	36,739
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	34,016	33,855
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	6,425	6,397
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	3,234	3,220
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2042	430,831	428,313
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	23,640	23,467
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	17,095	16,968
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	10,412	10,330
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	1,760	1,748
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	1,576	1,565
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	131,800	130,621
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	57,867	57,408
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	21,655	21,465
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	14,729	14,658
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	13,028	12,912
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	12,895	12,792
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	11,997	11,947
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	11,343	11,250
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	5,632	5,582
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	5,318	5,269
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	3,365	3,356
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	1,963	1,946
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	1,580	1,567
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	227,607	225,821
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	99,851	98,814
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	79,930	79,133
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	24,997	24,731
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	16,446	16,299
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	15,113	14,985
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	10,061	9,949
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	9,700	9,602
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	8,927	8,837
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	3,241	3,237
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	3,249	3,218
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	217,517	215,348
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	5,112	5,047
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	4,597	4,541
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	612,751	602,811
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	58,056	57,115
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	5,225	5,140
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	241,605	237,384
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	104,617	102,789
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	103,741	101,203
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	74,962	73,652
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	32,209	31,646
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	1,211,742	1,189,435
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2050	2,711,100	2,660,345
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2050	53,562	52,559
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	4,747,245	4,670,238
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	2,560,477	2,492,298
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	1,571,444	1,529,747
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	956,997	931,305
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	797,495	776,334
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	675,137	658,278
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2026	650	648
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2026	142	140
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	127,132	126,890
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	23,996	23,965
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	20,565	20,437
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	12,714	12,696
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	6,062	6,047
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	1,423	1,420
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	2,198	2,189
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	2,133	2,125
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	549,803	548,052
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	217,351	216,577
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	209,865	208,859
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	29,792	29,623
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	27,245	27,158
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	26,720	26,608
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	18,276	18,167
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	9,220	9,177
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	8,801	8,759
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	4,933	4,910
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	4,241	4,234
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	1,339	1,333
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2043	158,319	157,224
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2043	137,471	136,508
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2043	69,619	69,085
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	1,030,384	1,021,484
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	402,761	399,249
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	395,877	392,316
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	25,397	25,180
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	23,904	23,726
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	13,413	13,292
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	2,934	2,908
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	2,029	2,005
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	99,314	98,246
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	54,372	53,812
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	24,152	23,904
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	21,416	21,180
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	9,237	9,139
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	8,798	8,708
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	7,904	7,827
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	4,106	4,065
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	493,441	488,572
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	246,086	243,479
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	6,492,929	6,379,488
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	219,741	215,833
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	175,864	172,791
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	159,756	156,915
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	31,451	30,891
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	28,677	28,167
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	15,191	14,921
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	10,809	10,620
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	7,820	7,684
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	3,127	3,072
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	3,733,252	3,665,694
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	2,927,801	2,875,733
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	137,270	134,743
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	99,535	97,703
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2050	2,242,448	2,201,868
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2050	7,879	7,737
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	2,866,163	2,788,768
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	1,512,173	1,471,104
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	885,143	866,082
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	2,795,344	2,736,023
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	33,640	34,213
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	10,795	10,977
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	6,666	6,780
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	8,014	8,149
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2043	756,693	769,636
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	35,419	36,002
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	29,874	30,362
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	18,700	19,001
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	2,717	2,761
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2045	6,168	6,240
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2046	4,868	4,917
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	283,451	285,064
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	24,180	24,394
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	7,312	7,365
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	69,780	69,981
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	3,331	3,342
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	1,149,497	1,150,289
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	26,936	26,954
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	1,698,589	1,699,760
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2053	573,691	569,425
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2053	560,934	556,763
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2054	89,971	89,218
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2055	570,383	564,895
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2029	866	870
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2035	918	931
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	40,223	40,895
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	21,849	22,221
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	17,091	17,377
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	15,071	15,326
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	1,311	1,334
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	14,730	14,981
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	1,293	1,314
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	558	568
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	48,247	49,024
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	3,860	3,923
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	3,087	3,137
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	2,833	2,879
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	30,236	30,753
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	24,114	24,488
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	21,702	22,063
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	16,700	16,964
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	408,959	415,931
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	3,643	3,680
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	37,089	37,358
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	21,970	22,130
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	20,920	21,105
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	81,920	82,284
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	43,310	43,503
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	37,901	38,022
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	10,773	10,821
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	1,000,436	1,001,126
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	797,399	797,949
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	748,643	749,159
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	134,964	135,057
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	59,436	59,477
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	24,288	24,305
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2050	5,088,898	5,092,406
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2050	171,204	171,108
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	380,764	378,052
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	189,981	188,627
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	38,007	37,698
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	32,114	31,852
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2053	32,543	32,270
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2054	917,728	909,471
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2054	893,314	885,639
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2054	382,021	378,584
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2054	271,750	269,305
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2054	91,785	91,058
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2029	636	639
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	92,340	93,913
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	39,469	40,139
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	32,128	32,676
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	29,791	30,297
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	5,430	5,522
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	3,567	3,628
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	3,477	3,536
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	1,674	1,702
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	70,315	71,455
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	11,257	11,436
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	21,530	21,781
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	20,635	20,875
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	15,618	15,800
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	11,552	11,687
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	893	907
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	42,133	42,557
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2046	154,175	155,293
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	118,902	119,244
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	1,749,125	1,751,971
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	684,855	685,327
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	402,734	403,012
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	373,931	374,189
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	243,490	243,439
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	225,613	225,769
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	194,557	194,472
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	116,160	116,240
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	31,770	31,822
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	28,650	28,687
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	12,860	12,881
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	5,593	5,604
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	3,460	3,463
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	424,351	421,328
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	284,190	282,077
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2054	3,445,761	3,414,756
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2054	991,187	982,577
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2054	922,610	914,308
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2054	338,132	335,829
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	329	334
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	145,690	148,124
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	19,575,008	19,662,742
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	7,712	7,844
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	5,257	5,347
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	3,336	3,393
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	6,776	6,890
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	21,211	21,458
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	17,496	17,699
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	16,583	16,776
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	11,118	11,248
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	4,019	4,065
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	3,742	3,785
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2045	39,407	39,803
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	36,409	36,616
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	9,729	9,799
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	9,354	9,422
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	389,862	390,131
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	169,600	169,717
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	89,048	89,109
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	56,543	56,582
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	25,677	25,695
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	17,199	17,211
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	2,403	2,402
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2050	580,305	580,342
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2050	51,343	51,314
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	2,487,947	2,470,225
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2053	74,193	73,572
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2054	961,189	954,311
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2054	406,286	402,884
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2054	25,290	25,041
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2040	12,990	13,210
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2040	5,527	5,621
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	52,014	52,892
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	40,301	40,986
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	9,554	9,716
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	5,920	6,021
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	5,009	5,094
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	104,793	106,493
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	34,109	34,646
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	21,136	21,474
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	6,055	6,151
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	20,882	21,125
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	1,039,919	1,056,504
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	106,670	107,277
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	92,322	92,847
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	39,916	40,143
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	12,092	12,161
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	10,005	10,062
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	79,428	79,657
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	62,410	62,590
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	3,305,683	3,312,093
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	4,390	4,393
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2050	669,731	669,774
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2053	3,253,343	3,229,152
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2053	1,754,697	1,741,101
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2055	12,729,938	12,667,107
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2055	341,724	338,595
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	772	784
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2040	45,465	46,242
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2040	10,085	10,256
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2040	2,556	2,599
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	76,257	77,560
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	13,316	13,543
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	9,392	9,552
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	8,797	8,947
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	7,961	8,093
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	5,550	5,645
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	2,255	2,294
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	38,108	38,723
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	32,006	32,522
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	26,715	27,142
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	20,195	20,525
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	19,962	20,281
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	7,802	7,933
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	233,977	237,766
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	202,543	205,978
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	2,239	2,259
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	1,481	1,494
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	111,984	112,621
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	2,235	2,248
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	69,332	69,532
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	4,580	4,589
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	1,249,481	1,250,343
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	727,318	727,820
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	265,775	265,958
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	232,013	232,173
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	30,039	30,079
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2050	221,112	221,058
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2050	128,962	129,051
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2053	739,524	734,026
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2053	310,339	307,935
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2054	810,527	803,487
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2035	1,330	1,350
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2035	611	616
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2035	519	527
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2040	109,331	109,855
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2040	8,915	9,066
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2040	2,242	2,280
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2040	513	521
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	308,968	314,241
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	12,717	12,934
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	4,728	4,809
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	53,663	54,528
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	32,772	33,323
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	17,562	17,844
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	13,561	13,782
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	2,335	2,372
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	1,841	1,870
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	6,287	6,360
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	61,430	61,779
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	9,829	9,885
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	85,172	85,337
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	69,853	69,988
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	3,697	3,687
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	565,971	566,361
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	467,857	468,180
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	181,686	181,641
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2053	849,203	842,624
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2053	357,011	355,360
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2053	199,636	198,089
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2053	26,926	26,717
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2054	2,707,815	2,684,296
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2054	549,036	544,165
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2054	425,934	422,155
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2035	790	800
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	14,117	14,355
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	16,719	16,999
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	109,811	111,563
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	32,420	32,937
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	27,944	28,394
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	17,449	17,721
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	14,200	14,428
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	7,383	7,503
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	2,844	2,889
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2045	20,767	20,996
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2046	10,567	10,660
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2046	4,614	4,688
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	37,294	37,507
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	2,408	2,419
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	104,314	104,516
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	16,167	16,198
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	10,714	10,735
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	5,536	5,546
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	618,900	619,326
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	48,821	48,840
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2050	1,001,563	1,001,314
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2053	1,120,650	1,111,266
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2053	723,254	719,910
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2053	712,976	708,343
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2053	339,808	338,449
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2053	287,662	286,071
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2028	107	106
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	2,296,979	2,310,146
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	2,639	2,684
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2040	874	889
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2042	15,172	15,425
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	8,605	8,743
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	619	629
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	25,742	26,152
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	1,509	1,527
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	1,117	1,135
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	17,277	17,353
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	13,920	13,981
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	7,361	7,394
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	442,731	443,589
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	418,642	417,701
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	307,903	308,500
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	89,244	89,361
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	64,697	64,822
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	16,388	16,341
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	11,162	11,187
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	8,181	8,161
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	5,967	5,978
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	5,079	5,086
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	2,550,883	2,550,345
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	75,472	75,524
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	10,949	10,953
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2053	699,422	693,566
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2053	186,174	184,615
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2035	310	314
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2038	1,879,295	1,893,004
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	383,808	390,239
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	151,542	154,089
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	11,117	11,304
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	10,400	10,573
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	9,503	9,665
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	4,602	4,679
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	3,612	3,673
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	2,345	2,384
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,541	1,567
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,146	1,165
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	841	855
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	420	426
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	2,756,699	2,769,054
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	12,315	12,524
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	8,796	8,946
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	4,210	4,281
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	1,477	1,502
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	1,469	1,494
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	22,629	23,013
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	600	610
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2044	7,468	7,588
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2044	6,345	6,446
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2044	3,192	3,242
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	16,553	16,735
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	84,654	85,029
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	48,401	48,616
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	1,589,937	1,594,511
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	614,820	614,168
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	195,446	195,703
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	166,709	167,032
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	73,674	73,771
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	6,778	6,783
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	2,364	2,367
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	101,302	101,340
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2052	853,939	848,657
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2052	449,509	446,728
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2052	36,463	36,172
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2053	858,631	851,442
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2053	569,254	566,444
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2053	402,174	398,807
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2053	118,345	117,354
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2027	544	544
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2035	1,433	1,455
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	138,776	141,109
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	131,931	134,159
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	14,594	14,844
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	13,687	13,918
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	12,548	12,758
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	10,888	11,070
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	9,410	9,568
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	5,924	6,024
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	4,981	5,064
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	3,276	3,331
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,464	2,501
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	369,398	375,636
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	302,737	307,865
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	27,588	28,058
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	23,319	23,714
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	17,922	18,221
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	7,160	7,281
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	1,213	1,234
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	66,878	68,018
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	14,578	14,828
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	10,060	10,232
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	9,334	9,493
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	2,734	2,780
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	29,449	29,917
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	28,891	29,346
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	27,745	28,190
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	15,611	15,859
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	6,657	6,763
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	575,218	584,496
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	235,079	237,151
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	6,068	6,122
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	4,895	4,930
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	165,133	165,350
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	151,739	151,939
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	12,304	12,320
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	4,213	4,211
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	31,964	31,816
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	1,575,159	1,561,970
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	73,957	73,338
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2029	1,681	1,689
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	29,842	30,257
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	932	946
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	241,055	245,076
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	1,761	1,791
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	123,956	126,063
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	8,723	8,870
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	1,335	1,357
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	25,600	26,031
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	16,632	16,904
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	2,367	2,406
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2045	1,153	1,172
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2046	18,564	18,698
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	22,950	23,052
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	10,093	10,141
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	4,873	4,895
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	299,153	299,359
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	195,792	195,927
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	7,818	7,823
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2050	234,099	234,260
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2050	192,389	192,522
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2050	157,228	157,140
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2050	148,954	148,870
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2052	385,867	383,119
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2054	58,158	57,635
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2037	4,556	4,684
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2038	6,752	6,958
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2040	7,603	7,862
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2041	15,015	15,538
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	26,578	27,555
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	23,992	24,876
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	22,892	23,734
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	14,318	14,840
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	12,570	13,032
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	10,730	11,124
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	4,915	5,078
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	89,104	91,462
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053	713,143	721,544
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	4,107,163	4,143,993
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2035	104,182	107,017
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2035	318	327
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	65,646	67,983
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2043	15,286	15,843
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2044	25,105	26,032
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2045	81,028	83,858
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2047	30,793	31,665
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	6,545,523	6,789,836
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2049	73,191	74,991
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2050	821,193	841,901
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	555,306	560,207
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	325,574	329,511
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	324,946	328,057
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	209,742	212,213
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	5,721,180	5,779,634
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2055	142,148	142,890
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2033	161,042	165,118
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2034	48,528	49,848
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2035	17,667	18,200
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2036	494	508
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2039	57,281	59,169
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2039	2,528	2,607
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2040	26,319	27,229
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2043	77,763	80,618
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	55,287	57,246
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	6,127	6,301
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2048	63,340	65,016
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	279,168	286,033
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	137,521	141,161
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	14,153	14,510
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	20,869,331	21,128,208
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	315,134	319,930
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	291,940	294,193
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	924,426	929,523
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	169,711	171,020
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2029	8,452	8,558
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	13,706	14,179
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	5,917	6,123
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	42,366	43,772
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	23,268	24,114
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2044	3,386	3,495
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	318,022	326,439
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	399,845	409,678
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	52,798	54,129
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	2,540,026	2,562,446
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	421,516	426,481
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	359,659	363,659
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	302,539	305,990
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	226,814	228,065
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2055	12,563,607	12,821,535
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2032	86,944	88,193
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2036	464	478
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2037	151,992	156,246
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	8,272	8,504
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	681	704
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	620	640
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2040	3,380	3,498
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2041	988	1,024
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2045	3,410	3,527
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2047	13,675	14,067
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	1,084,127	1,112,821
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	461,065	470,848
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	186,313	191,011
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	52,035	53,477
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	2,467,140	2,486,372
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	927,059	936,241
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	189,567	191,738
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	177,570	179,245
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	120,601	121,795
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	77,252	78,162
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2054	2,702,830	2,721,154
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2055	19,021,767	19,126,952
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2030	17,994	18,226
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2035	409	421
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2036	451	464
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2037	558	576
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	9,895	10,213
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	5,669	5,859
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	592	610
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	547	566
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2039	416	430
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2040	9,682	10,016
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2041	24,907	25,812
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2041	2,419	2,504
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2042	17,649	18,297
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	25,484	26,416
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	15,143	15,697
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	11,025	11,431
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	3,392	3,517
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	194,008	198,901
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	114,605	117,495
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2053	565,020	570,484
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2053	27,997	28,301
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2054	175,943	177,136
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	102,244	105,163
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	29,747	30,608
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	11,719	12,065
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2038	11,328	11,703
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2039	1,247	1,285
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	95,592	98,914
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	27,285	28,221
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	2,725	2,821
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	111,392	115,358
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	53,635	55,513
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	53,375	55,226
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	35,224	36,493
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	31,686	32,808
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	28,512	29,530
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	9,348	9,676
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2042	447,111	463,157
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2044	14,573	15,110
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2047	28,182	28,990
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2047	13,503	13,890
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2048	171,962	175,869
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	30,375	31,141
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2050	166,205	170,344
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	11,195,872	11,292,185
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2054	211,422	213,582
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2055	43,720	43,948
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2030	2,034	2,062
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2035	583	600
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2036	7,203	7,423
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2038	3,020	3,119
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2038	650	672
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2039	1,045,720	1,064,690
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2039	18,170	18,775
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2039	2,803	2,896
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	7,408	7,665
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	6,484	6,710
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	1,830	1,894
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	894	925
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	55,231	57,198
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	14,322	14,834
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	1,148	1,189
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2042	4,298	4,451
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2042	3,599	3,724
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2047	14,578	14,991
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	65,245	67,095
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	27,375	28,117
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	7,703,393	7,760,796
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	902,778	911,156
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	768,146	777,674
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	723,140	729,557
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	680,429	690,996
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	558,976	564,163
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	431,252	435,254
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	127,103	128,282
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	125,228	126,390
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2054	8,913,145	8,973,574
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	8,216	8,442
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	2,573	2,645
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2036	3,218	3,315
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2037	1,149	1,183
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2038	2,133	2,202
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2038	954	986
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	190,208	195,178
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	9,658	9,973
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	4,231	4,357
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	16,695	17,279
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	1,959	2,027
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	254	261
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	98,956	102,548
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	32,829	33,975
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	30,421	31,531
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	6,727	6,973
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	8,231	8,525
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	334,072	343,123
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	89,900	91,942
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	3,002	3,071
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	673,339	678,356
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	587,518	592,970
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2054	28,244	28,440
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2055	6,196,963	6,229,294
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2030	13,717	13,924
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	364	373
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2034	307,577	315,943
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2034	10,893	11,191
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	208,164	213,745
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	122,544	125,952
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2037	9,393	9,632
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2037	2,939	3,025
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039	9,575	9,908
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039	1,923	1,988
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	1,423	1,473
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	921	953
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	920	950
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	35,291	36,523
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	20,072	20,780
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	17,628	18,228
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2047	28,945	29,765
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2047	17,156	17,642
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	177,904	182,724
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	7,259,779	7,327,148
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2054	188,907	190,010
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2055	2,997,343	3,012,980
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2030	4,310	4,380
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2030	749	760
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2033	28,864	29,588
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2035	618	637
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2035	349	360
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2039	11,822	12,221
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2040	1,723	1,782
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2040	1,348	1,396
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	20,960	21,669
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	15,453	16,001
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2043	31,378	32,518
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	28,154	29,189
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2047	86,459	88,910
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2047	22,213	22,843
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	907,349	931,931
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	43,285	44,268
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2049	327,076	335,733
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2049	22,229	22,754
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	11,994,922	12,214,935
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2054	750,702	755,557
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2055	8,402,497	8,446,334
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2035	19,174	19,675
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2041	16,035	16,605
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2041	13,469	13,951
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2043	177,163	183,625
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2043	979	1,015
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2044	2,629	2,725
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	85,015	87,265
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	19,004	19,507
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	3,484	3,539
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	124,321	125,525
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	77,676	78,370
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	34,922	35,262
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	18,148	18,367
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2053	3,165,887	3,193,287
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2055	4,276,796	4,299,108
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2034	684	709
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	6,448	6,747
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	3,931	4,119
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	3,019	3,163
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	7,823	8,208
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	7,285	7,647
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	3,973	4,166
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	1,738	1,824
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2039	3,346	3,505
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2039	2,559	2,684
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2040	41,203	43,308
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2040	4,220	4,444
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2041	73,248	77,153
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	369,039	385,480
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	110,063	113,925
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2053	959,947	981,713
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2053	788,562	805,616
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2054	1,935,681	1,974,127
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2055	61,367	62,403
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	3,245	3,399
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	1,446	1,509
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	168	176
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2036	1,545	1,620
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2037	14,517	15,230
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	9,274,767	9,493,757
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	17,096,573	17,671,213
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	1,550,127	1,580,915
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	696,282	710,982
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	119,149	121,516
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	112,610	114,847
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	804,693	818,538
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	490,545	499,685
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2055	1,697,635	1,726,047
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2033	7,857	8,154
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2033	1,972	2,047
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2035	1,128	1,181
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	156,066	163,248
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	93,442	97,666
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	42,315	44,217
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	5,077	5,318
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	1,937	2,025
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	164	172
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	148	155
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2038	97,070	101,433
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2039	8,864	9,314
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	733,223	749,848
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	848,406	865,257
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	4,573,859	4,674,350
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	126,381	128,625
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2055	199,107	202,440
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2034	1,837	1,917
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	52,743	55,114
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	34,064	35,603
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	11,397	11,914
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	2,045	2,139
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	846	882
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2036	76,359	80,046
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	12,978	13,616
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	4,267	4,469
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	945	982
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2038	4,937	5,185
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2038	1,147	1,200
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	35,158	36,982
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	32,365	34,040
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	27,756	29,179
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2041	15,808	16,627
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2041	14,720	15,502
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	14,442	15,122
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2053	2,102,419	2,146,148
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2053	2,099,787	2,141,491
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	63,815	64,917
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2055	805,375	818,917
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2033	2,876	2,979
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2034	104,458	108,573
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2034	3,345	3,477
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	42,500	44,342
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	25,075	26,146
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	14,311	14,923
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	11,607	12,125
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	36,712	38,493
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	6,871	7,193
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	6,068	6,363
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	27,049	28,382
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	23,422	24,481
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	6,055	6,316
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	4,811	5,028
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2039	132,877	138,786
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2041	7,753	8,158
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	68,253	71,511
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	64,699	68,110
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	19,717	20,649
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	19,586	20,517
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	2,932	3,086
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2049	292,648	305,685
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	2,284,767	2,335,215
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2055	4,266,385	4,338,956
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2055	25,840	26,287
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2056	22,100,069	22,623,608
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2056	20,555,817	21,209,790
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2035	4,955	5,176
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2036	4,508	4,713
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	170,744	178,756
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	5,440	5,705
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	4,522	4,745
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2039	19,737	20,690
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2040	46,441	48,355
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2053	24,695,621	25,448,501
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	237,372	241,846
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2055	2,406,093	2,451,389
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2031	2,227	2,264
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2033	827	859
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2034	74,025	77,048
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2034	3,622	3,766
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2036	9,984	10,444
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2037	631	656
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2038	4,168	4,371
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2039	57,885	60,767
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2040	21,130	22,226
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2053	790,134	807,136
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	764,433	778,839
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	1,076,189	1,094,453
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2033	25,832	26,789
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2033	11,420	11,839
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2034	21,120	21,952
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2034	5,135	5,320
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2035	211,790	220,963
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2036	11,708	12,250
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2037	18,912	19,835
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	33,096	34,709
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	15,891	16,659
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	5,322	5,581
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	5,112	5,360
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	3,322	3,487
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	1,626	1,707
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2039	30,086	31,545
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2040	154,044	161,659
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2040	58,563	61,648
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2041	7,263	7,636
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	337,006	351,700
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	17,763	18,585
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	16,611	17,467
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	16,201,395	16,506,723
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	8,880,183	9,042,542
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2055	630,625	641,327
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2027	5,040	5,124
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	29,494	30,587
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	27,385	28,410
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	10,955	11,321
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2036	862	902
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2037	13,382	14,029
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	43,061	45,117
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	11,348	11,883
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	10,385	10,893
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	2,640	2,769
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	2,052	2,156
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	27,615	29,051
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	7,309	7,692
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	4,045	4,257
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	1,901	2,001
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2041	14,987	15,768
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2041	14,282	15,030
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2048	3,624	3,793
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2049	6,482	6,743
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	1,320,373	1,347,835
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	429,885	438,826
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	417,987	427,856
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	318,466	326,304
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	59,977	61,091
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	6,628,353	6,753,269
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	19,654,188	19,983,128
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	949,115	965,222
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	374,975	381,251
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	158,668	161,360
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	13,839	14,380
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	6,773	7,030
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	5,031	5,221
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	3,660	3,797
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2034	210,113	218,834
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2035	70,210	73,311
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2036	19,268	20,104
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	4,514	4,725
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	3,070	3,213
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	1,915	2,006
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	1,650	1,731
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	1,581	1,657
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2038	2,347	2,462
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2038	2,160	2,267
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	10,626	11,120
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	7,234	7,613
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	1,772	1,863
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2041	15,970	16,815
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	8,534,314	8,813,163
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	1,947,507	1,995,317
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	1,265,636	1,291,959
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	400,136	408,459
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	190,704	196,339
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	128,533	130,919
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	83,937	85,683
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	73,028	74,547
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	20,926	21,374
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	4,350,468	4,485,817
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	5,963,163	6,062,964
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	1,650,903	1,678,533
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	939,268	954,988
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	187,646	190,787
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2029	11,217	11,445
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	19,759	20,679
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	3,601	3,758
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	3,536	3,689
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	3,107	3,244
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2039	28,718	30,185
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2039	2,429	2,557
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2040	14,053	14,805
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	16,208,858	16,545,984
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	6,693,691	6,832,912
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	2,088,261	2,131,694
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	876,252	894,477
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	684,711	698,952
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	44,924	45,789
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	25,702	26,235
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2055	1,664,028	1,691,878
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2055	443,626	452,160
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2034	5,449	5,677
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2036	54,905	57,004
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	31,040	32,503
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	10,642	11,169
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	4,827	5,055
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2038	4,904	5,143
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2039	117,408	123,413
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2040	40,076	42,075
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	252,863	263,761
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	85,443	89,571
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	16,281	17,070
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	2,092,717	2,134,281
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	1,023,703	1,044,035
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	878,532	896,804
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	697,670	711,527
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	557,096	569,892
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	365,652	373,486
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	154,731	158,046
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	151,163	154,095
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	110,618	112,919
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	77,204	78,810
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	70,847	72,254
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2035	271	284
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	7,681	8,165
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	3,225,393	3,327,363
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	1,970,272	2,022,556
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	866,360	889,986
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	308,016	316,183
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	160,590	167,323
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	66,064	68,849
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2033	101,622	106,141
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2036	138	145
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2036	44	45
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	61,423	65,213
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	1,506	1,599
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	226	241
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	199	211
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	6,423,869	6,611,901
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	1,381,205	1,452,565
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	194,939	200,106
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2032	102,540	106,743
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2032	17,129	17,832
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	34,220	35,839
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2036	24,056	25,500
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2036	213	226
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	908	966
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	40,651	43,255
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	27,491	29,217
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	14,012,773	14,422,938
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	4,445,688	4,575,816
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	33,565	35,642
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	435	463
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	11,781,683	12,203,860
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2053	14,023,509	14,433,988
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	7,811,042	8,125,111
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	2,517,868	2,584,683
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	2,246,026	2,305,557
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	41,065	42,155
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	49,869	52,182
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	47,355	50,144
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	32,675	34,636
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	2,082	2,202
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	15,567	16,515
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2039	2,296	2,440
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2053	689,421	711,217
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	2,294,134	2,354,295
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	970,762	998,328
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	54,083	56,574
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	53,850	56,346
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	52,153	54,608
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	19,153	20,041
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2037	4,032	4,262
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	12,848	13,683
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	6,779,757	7,079,902
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	4,572,747	4,692,662
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	1,963,098	2,014,578
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	756,485	776,323
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	118,934	125,206
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	116,780	122,623
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2036	27,328	28,907
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2036	397	421
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2039	3,308	3,519
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	50,514	53,685
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	22,908	24,340
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2053	263,138	270,470
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	2,898,378	2,980,091
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2055	1,451,711	1,489,327
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2041	15,108	16,040
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2053	4,210,161	4,340,303
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	12,681,737	13,259,020
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	957,508	983,548
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	308,491	316,484
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	49,885	51,954
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2037	14,955	15,909
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	28,340	30,134
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	27,618	29,358
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	386	411
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	4,862,833	4,991,724
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	141,196	147,944
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2037	5,654	6,005
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	18,073	19,212
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	2,057	2,185
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	6,418,439	6,648,275
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	63,019	66,972
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	8,846,877	9,120,346
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	2,416,264	2,529,274
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	2,111,992	2,212,092
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	11,816,743	12,314,030
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	125,023	130,732
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	59,541	62,243
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2036	135	142
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2039	3,107	3,303
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2053	3,234,000	3,330,178
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	3,193,532	3,345,890
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	954,048	979,365
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	829,593	851,530
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	15,116,758	15,672,613
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	11,900,844	12,458,385
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	396,610	406,918
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2036	66,070	69,921
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2036	541	573
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	30,466	32,231
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	14,854	15,765
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	29,819	31,644
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	46,717	49,587
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	17,898	19,021
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	15,326	16,303
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	7,646,889	7,848,520
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,039,840	1,066,946
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	42,815	44,965
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2033	3,616	3,810
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	13,874	14,526
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2037	4,000	4,290
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	256,483	267,592
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	60,349	63,092
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	628,844	653,742
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2027	3,556	3,588
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2032	3,313	3,487
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	2,568	2,686
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2036	11,798	12,628
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	109,863	117,553
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	1,957	2,101
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	1,460	1,568
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2038	2,230	2,404
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2038	359	386
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2039	38,926	41,797
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2039	16,420	17,564
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2039	5,275	5,667
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2039	1,039	1,115
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	2,962,808	3,082,892
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2028	925	929
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2036	2,077	2,228
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2037	26,076	28,018
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	303,327	314,870
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	13,370	13,998
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	846	886
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2034	16,795	17,806
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	1,900	2,034
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	10,547	11,294
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	3,647	3,911
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	290	310
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	160	171
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	15,789,641	16,429,602
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	221,647	232,051
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2054	138,242	145,545
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	736	790
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2039	652	700
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2053	518,970	542,599
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2053	334,401	348,044
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2053	32,591	34,141
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	797,541	827,809
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	639,091	663,645
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	175,395	185,436
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	160,518	170,126
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	134,000	141,996
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2035	755	795
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2037	1,638	1,755
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	771,661	800,887
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2035	3,880	4,138
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2053	613,672	638,544
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2054	332,416	345,473
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2031	778	809
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	2,969	3,185
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2039	3,459	3,708
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2055	2,155,698	2,237,848
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2035	21,542	22,849
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2035	13,553	14,295
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	2,241	2,397
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2040	504	539
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	7,066,961	7,334,616
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	213,079	226,526
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	32,827	34,155
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	11,196	11,716
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	8,036	8,427
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	21,756	22,902
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	20,775	21,978
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	7,812	8,296
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	691	724
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2036	3,865	4,141
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2036	442	470
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2053	389,564	410,600
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	6,239,026	6,652,259
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	5,106,559	5,404,889
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2026	80	79
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2031	1,265	1,317
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2032	1,138	1,190
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2032	913	955
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	59,888	62,843
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2037	2,752	2,957
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2037	879	942
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	794,194	824,261
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2032	11,869	12,427
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2032	1,356	1,419
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2036	12,406	13,257
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2036	852	885
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2037	167	179
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2038	3,789	3,934
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	303,843	317,198
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2054	156,866	165,118
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	193,262	202,886
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	22,995,604	24,228,419
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	1,404,644	1,484,309
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	1,321,684	1,404,622
Federal Home Loan Bank 5% 1/1/2056	36,515,450	37,116,757
Freddie Mac 5.5% 1/1/2055	2,081,844	2,117,370
Freddie Mac Gold Pool 1.5% 1/1/2037	2,598,084	2,369,278
Freddie Mac Gold Pool 1.5% 1/1/2051	97,572	77,542
Freddie Mac Gold Pool 1.5% 1/1/2052	813,445	645,948
Freddie Mac Gold Pool 1.5% 1/1/2052	771,012	612,253
Freddie Mac Gold Pool 1.5% 10/1/2036	1,413,626	1,289,353
Freddie Mac Gold Pool 1.5% 10/1/2036	777,922	709,534
Freddie Mac Gold Pool 1.5% 10/1/2036	616,542	562,341
Freddie Mac Gold Pool 1.5% 10/1/2036	330,597	301,534
Freddie Mac Gold Pool 1.5% 10/1/2036	204,824	186,818
Freddie Mac Gold Pool 1.5% 10/1/2036	102,412	93,409
Freddie Mac Gold Pool 1.5% 10/1/2041	5,074,743	4,357,259
Freddie Mac Gold Pool 1.5% 10/1/2051	9,007,957	7,153,127
Freddie Mac Gold Pool 1.5% 10/1/2051	2,723,593	2,162,778
Freddie Mac Gold Pool 1.5% 10/1/2051	129,077	102,579
Freddie Mac Gold Pool 1.5% 11/1/2035	233,725	214,310
Freddie Mac Gold Pool 1.5% 11/1/2036	11,578,814	10,560,907
Freddie Mac Gold Pool 1.5% 11/1/2037	1,386,212	1,264,132
Freddie Mac Gold Pool 1.5% 11/1/2040	4,557,567	3,950,072
Freddie Mac Gold Pool 1.5% 11/1/2051	8,270,465	6,567,493
Freddie Mac Gold Pool 1.5% 12/1/2050	14,318,398	11,401,417
Freddie Mac Gold Pool 1.5% 12/1/2051	7,396,031	5,873,113
Freddie Mac Gold Pool 1.5% 2/1/2037	190,733	173,936
Freddie Mac Gold Pool 1.5% 2/1/2042	3,238,656	2,794,811
Freddie Mac Gold Pool 1.5% 3/1/2037	1,010,302	921,327
Freddie Mac Gold Pool 1.5% 3/1/2052	2,808,373	2,230,101
Freddie Mac Gold Pool 1.5% 4/1/2052	3,043,082	2,416,481
Freddie Mac Gold Pool 1.5% 4/1/2052	1,425,756	1,132,178
Freddie Mac Gold Pool 1.5% 5/1/2036	2,585,992	2,361,483
Freddie Mac Gold Pool 1.5% 5/1/2051	287,293	228,316
Freddie Mac Gold Pool 1.5% 6/1/2036	734,798	671,005
Freddie Mac Gold Pool 1.5% 6/1/2051	172,699	137,246
Freddie Mac Gold Pool 1.5% 6/1/2051	167,388	133,026
Freddie Mac Gold Pool 1.5% 7/1/2036	12,817,318	11,690,534
Freddie Mac Gold Pool 1.5% 7/1/2041	13,137,458	11,310,920
Freddie Mac Gold Pool 1.5% 8/1/2035	197,147	181,017
Freddie Mac Gold Pool 1.5% 9/1/2051	887,132	704,463
Freddie Mac Gold Pool 2% 1/1/2029	14,512	14,235
Freddie Mac Gold Pool 2% 1/1/2032	49,541	47,688
Freddie Mac Gold Pool 2% 1/1/2036	932,231	871,477
Freddie Mac Gold Pool 2% 1/1/2051	200,954,045	168,164,273
Freddie Mac Gold Pool 2% 1/1/2051	13,628,132	11,404,423
Freddie Mac Gold Pool 2% 1/1/2051	10,326,008	8,666,923
Freddie Mac Gold Pool 2% 1/1/2051	7,053,391	5,902,486
Freddie Mac Gold Pool 2% 1/1/2051	3,123,463	2,626,495
Freddie Mac Gold Pool 2% 1/1/2051	2,220,365	1,867,088
Freddie Mac Gold Pool 2% 1/1/2052	5,926,204	5,003,669
Freddie Mac Gold Pool 2% 1/1/2052	1,860,307	1,570,712
Freddie Mac Gold Pool 2% 1/1/2052	130,708	108,931
Freddie Mac Gold Pool 2% 10/1/2036	528,831	493,210
Freddie Mac Gold Pool 2% 10/1/2036	359,735	335,560
Freddie Mac Gold Pool 2% 10/1/2036	340,327	317,403
Freddie Mac Gold Pool 2% 10/1/2050	3,560,666	2,980,783
Freddie Mac Gold Pool 2% 10/1/2050	60,664	50,936
Freddie Mac Gold Pool 2% 11/1/2035	9,024,150	8,436,043
Freddie Mac Gold Pool 2% 11/1/2035	87,084	81,408
Freddie Mac Gold Pool 2% 11/1/2035	85,026	79,564
Freddie Mac Gold Pool 2% 11/1/2036	3,863,890	3,604,834
Freddie Mac Gold Pool 2% 11/1/2050	8,590,507	7,191,474
Freddie Mac Gold Pool 2% 11/1/2050	4,134,717	3,461,345
Freddie Mac Gold Pool 2% 11/1/2050	3,308,783	2,769,921
Freddie Mac Gold Pool 2% 11/1/2050	1,875,195	1,585,041
Freddie Mac Gold Pool 2% 11/1/2050	1,759,642	1,473,070
Freddie Mac Gold Pool 2% 11/1/2050	1,340,372	1,122,082
Freddie Mac Gold Pool 2% 11/1/2050	199,385	166,913
Freddie Mac Gold Pool 2% 11/1/2051	18,409,202	15,480,151
Freddie Mac Gold Pool 2% 11/1/2051	18,351,855	15,322,964
Freddie Mac Gold Pool 2% 11/1/2051	15,243,490	12,818,128
Freddie Mac Gold Pool 2% 11/1/2051	616,535	510,925
Freddie Mac Gold Pool 2% 12/1/2035	100,968	94,388
Freddie Mac Gold Pool 2% 12/1/2036	242,531	225,967
Freddie Mac Gold Pool 2% 12/1/2040	4,713,358	4,230,726
Freddie Mac Gold Pool 2% 12/1/2050	9,040,632	7,568,293
Freddie Mac Gold Pool 2% 12/1/2050	2,899,255	2,427,088
Freddie Mac Gold Pool 2% 12/1/2050	27,623	23,193
Freddie Mac Gold Pool 2% 12/1/2051	22,956,404	19,303,857
Freddie Mac Gold Pool 2% 12/1/2051	2,649,228	2,235,994
Freddie Mac Gold Pool 2% 12/1/2051	867,809	719,157
Freddie Mac Gold Pool 2% 12/1/2051	280,511	234,214
Freddie Mac Gold Pool 2% 2/1/2028	19,711	19,399
Freddie Mac Gold Pool 2% 2/1/2036	10,211,054	9,545,596
Freddie Mac Gold Pool 2% 2/1/2051	5,984,729	5,008,198
Freddie Mac Gold Pool 2% 2/1/2051	4,308,283	3,572,986
Freddie Mac Gold Pool 2% 3/1/2028	26,958	26,517
Freddie Mac Gold Pool 2% 3/1/2036	1,099,653	1,027,988
Freddie Mac Gold Pool 2% 3/1/2037	2,403,013	2,240,025
Freddie Mac Gold Pool 2% 3/1/2051	45,367,293	37,936,335
Freddie Mac Gold Pool 2% 3/1/2051	10,041,590	8,396,823
Freddie Mac Gold Pool 2% 3/1/2051	7,700,368	6,451,114
Freddie Mac Gold Pool 2% 3/1/2051	1,904,586	1,579,530
Freddie Mac Gold Pool 2% 3/1/2052	11,844,123	9,952,226
Freddie Mac Gold Pool 2% 3/1/2052	3,633,720	3,046,481
Freddie Mac Gold Pool 2% 3/1/2052	81,455	67,884
Freddie Mac Gold Pool 2% 3/1/2052	26,970	22,662
Freddie Mac Gold Pool 2% 4/1/2036	33,062,300	30,876,624
Freddie Mac Gold Pool 2% 4/1/2037	5,838,537	5,445,266
Freddie Mac Gold Pool 2% 4/1/2042	18,717,692	16,803,688
Freddie Mac Gold Pool 2% 4/1/2052	8,465,088	7,097,062
Freddie Mac Gold Pool 2% 4/1/2052	4,483,483	3,764,520
Freddie Mac Gold Pool 2% 5/1/2028	24,166	23,746
Freddie Mac Gold Pool 2% 5/1/2035	15,352	14,424
Freddie Mac Gold Pool 2% 5/1/2051	21,766,243	18,201,031
Freddie Mac Gold Pool 2% 5/1/2051	615,167	519,596
Freddie Mac Gold Pool 2% 6/1/2028	17,670	17,342
Freddie Mac Gold Pool 2% 6/1/2050	69,210	58,025
Freddie Mac Gold Pool 2% 6/1/2051	5,084,497	4,278,690
Freddie Mac Gold Pool 2% 7/1/2038	4,358,058	4,061,785
Freddie Mac Gold Pool 2% 7/1/2051	24,374,603	20,526,877
Freddie Mac Gold Pool 2% 7/1/2051	11,120,483	9,288,573
Freddie Mac Gold Pool 2% 7/1/2051	3,154,572	2,634,910
Freddie Mac Gold Pool 2% 7/1/2051	2,559,966	2,170,255
Freddie Mac Gold Pool 2% 8/1/2031	45,569	43,909
Freddie Mac Gold Pool 2% 8/1/2037	161,510	150,530
Freddie Mac Gold Pool 2% 8/1/2050	4,313,863	3,632,885
Freddie Mac Gold Pool 2% 8/1/2050	1,824,813	1,528,768
Freddie Mac Gold Pool 2% 8/1/2051	859,560	717,962
Freddie Mac Gold Pool 2% 8/1/2051	710,907	595,130
Freddie Mac Gold Pool 2% 8/1/2051	241,145	201,420
Freddie Mac Gold Pool 2% 9/1/2035	22,871,459	21,402,361
Freddie Mac Gold Pool 2% 9/1/2041	54,046,855	48,258,058
Freddie Mac Gold Pool 2% 9/1/2050	11,738,459	9,834,094
Freddie Mac Gold Pool 2% 9/1/2050	5,079,148	4,255,143
Freddie Mac Gold Pool 2% 9/1/2050	97,783	81,858
Freddie Mac Gold Pool 2% 9/1/2051	29,283,624	24,450,494
Freddie Mac Gold Pool 2% 9/1/2051	236,453	197,428
Freddie Mac Gold Pool 2.5% 1/1/2030	5,105	5,008
Freddie Mac Gold Pool 2.5% 1/1/2031	107,084	104,697
Freddie Mac Gold Pool 2.5% 1/1/2032	21,854	21,264
Freddie Mac Gold Pool 2.5% 1/1/2035	765,900	735,931
Freddie Mac Gold Pool 2.5% 1/1/2037	15,627	14,918
Freddie Mac Gold Pool 2.5% 1/1/2052	47,150,598	41,095,782
Freddie Mac Gold Pool 2.5% 1/1/2052	7,648,179	6,630,192
Freddie Mac Gold Pool 2.5% 1/1/2052	908,978	787,992
Freddie Mac Gold Pool 2.5% 1/1/2052	747,390	647,911
Freddie Mac Gold Pool 2.5% 10/1/2029	66,518	65,306
Freddie Mac Gold Pool 2.5% 10/1/2031	67,320	65,570
Freddie Mac Gold Pool 2.5% 10/1/2031	24,559	23,897
Freddie Mac Gold Pool 2.5% 10/1/2031	6,541	6,371
Freddie Mac Gold Pool 2.5% 10/1/2032	325,061	315,407
Freddie Mac Gold Pool 2.5% 10/1/2034	446,734	429,254
Freddie Mac Gold Pool 2.5% 10/1/2034	264,724	254,365
Freddie Mac Gold Pool 2.5% 10/1/2034	7,042	6,766
Freddie Mac Gold Pool 2.5% 10/1/2039	14,865	13,819
Freddie Mac Gold Pool 2.5% 10/1/2049	553,834	487,040
Freddie Mac Gold Pool 2.5% 10/1/2049	413,690	365,479
Freddie Mac Gold Pool 2.5% 10/1/2050	21,455,673	18,774,210
Freddie Mac Gold Pool 2.5% 10/1/2050	20,900,403	18,503,871
Freddie Mac Gold Pool 2.5% 10/1/2051	22,227,343	19,268,842
Freddie Mac Gold Pool 2.5% 10/1/2051	10,564,318	9,207,707
Freddie Mac Gold Pool 2.5% 10/1/2051	3,877,797	3,361,655
Freddie Mac Gold Pool 2.5% 10/1/2051	2,207,921	1,924,392
Freddie Mac Gold Pool 2.5% 10/1/2051	938,085	813,224
Freddie Mac Gold Pool 2.5% 10/1/2051	522,992	453,381
Freddie Mac Gold Pool 2.5% 10/1/2051	102,982	89,758
Freddie Mac Gold Pool 2.5% 10/1/2053	13,178,549	11,486,233
Freddie Mac Gold Pool 2.5% 11/1/2034	509,679	489,736
Freddie Mac Gold Pool 2.5% 11/1/2035	684,510	654,303
Freddie Mac Gold Pool 2.5% 11/1/2037	869,353	829,087
Freddie Mac Gold Pool 2.5% 11/1/2037	130,777	124,720
Freddie Mac Gold Pool 2.5% 11/1/2037	108,461	103,472
Freddie Mac Gold Pool 2.5% 11/1/2049	722,206	635,106
Freddie Mac Gold Pool 2.5% 11/1/2050	11,021,011	9,733,185
Freddie Mac Gold Pool 2.5% 11/1/2051	11,356,715	9,898,349
Freddie Mac Gold Pool 2.5% 11/1/2051	9,813,045	8,552,908
Freddie Mac Gold Pool 2.5% 11/1/2051	2,901,573	2,560,705
Freddie Mac Gold Pool 2.5% 11/1/2051	1,843,121	1,606,438
Freddie Mac Gold Pool 2.5% 11/1/2051	916,707	795,264
Freddie Mac Gold Pool 2.5% 11/1/2051	103,758	90,012
Freddie Mac Gold Pool 2.5% 12/1/2029	145,469	142,652
Freddie Mac Gold Pool 2.5% 12/1/2032	10,396	10,081
Freddie Mac Gold Pool 2.5% 12/1/2034	44,156	42,428
Freddie Mac Gold Pool 2.5% 12/1/2035	295,301	282,178
Freddie Mac Gold Pool 2.5% 12/1/2036	25,814	24,642
Freddie Mac Gold Pool 2.5% 12/1/2049	3,862,793	3,396,933
Freddie Mac Gold Pool 2.5% 12/1/2051	19,306,908	16,918,124
Freddie Mac Gold Pool 2.5% 12/1/2051	2,251,604	1,951,911
Freddie Mac Gold Pool 2.5% 12/1/2051	1,735,918	1,505,949
Freddie Mac Gold Pool 2.5% 12/1/2051	1,610,996	1,420,734
Freddie Mac Gold Pool 2.5% 12/1/2051	1,310,172	1,136,605
Freddie Mac Gold Pool 2.5% 12/1/2051	1,159,800	1,005,429
Freddie Mac Gold Pool 2.5% 12/1/2051	1,046,048	906,817
Freddie Mac Gold Pool 2.5% 12/1/2051	962,854	835,298
Freddie Mac Gold Pool 2.5% 2/1/2030	164,717	161,475
Freddie Mac Gold Pool 2.5% 2/1/2032	135,391	131,556
Freddie Mac Gold Pool 2.5% 2/1/2032	14,120	13,734
Freddie Mac Gold Pool 2.5% 2/1/2032	10,333	10,054
Freddie Mac Gold Pool 2.5% 2/1/2033	321,832	311,966
Freddie Mac Gold Pool 2.5% 2/1/2035	139,283	133,833
Freddie Mac Gold Pool 2.5% 2/1/2037	397,858	379,803
Freddie Mac Gold Pool 2.5% 2/1/2050	391,749	343,769
Freddie Mac Gold Pool 2.5% 2/1/2051	659,582	578,799
Freddie Mac Gold Pool 2.5% 2/1/2051	548,671	476,670
Freddie Mac Gold Pool 2.5% 2/1/2051	189,939	165,014
Freddie Mac Gold Pool 2.5% 2/1/2052	44,799,551	38,990,644
Freddie Mac Gold Pool 2.5% 2/1/2052	1,883,748	1,633,017
Freddie Mac Gold Pool 2.5% 2/1/2052	767,870	668,304
Freddie Mac Gold Pool 2.5% 2/1/2052	766,149	666,807
Freddie Mac Gold Pool 2.5% 2/1/2052	719,279	626,014
Freddie Mac Gold Pool 2.5% 2/1/2052	283,801	246,204
Freddie Mac Gold Pool 2.5% 3/1/2028	102,289	101,131
Freddie Mac Gold Pool 2.5% 3/1/2028	15,340	15,152
Freddie Mac Gold Pool 2.5% 3/1/2030	1,895	1,858
Freddie Mac Gold Pool 2.5% 3/1/2031	15,882	15,514
Freddie Mac Gold Pool 2.5% 3/1/2032	1,687,868	1,641,153
Freddie Mac Gold Pool 2.5% 3/1/2033	297,772	288,542
Freddie Mac Gold Pool 2.5% 3/1/2033	35,875	34,799
Freddie Mac Gold Pool 2.5% 3/1/2035	1,086,944	1,042,715
Freddie Mac Gold Pool 2.5% 3/1/2037	138,590	132,215
Freddie Mac Gold Pool 2.5% 3/1/2051	519,910	450,547
Freddie Mac Gold Pool 2.5% 3/1/2051	275,671	239,065
Freddie Mac Gold Pool 2.5% 3/1/2052	17,789,630	15,482,948
Freddie Mac Gold Pool 2.5% 3/1/2052	38,216	33,261
Freddie Mac Gold Pool 2.5% 4/1/2027	40,757	40,496
Freddie Mac Gold Pool 2.5% 4/1/2027	39,082	38,794
Freddie Mac Gold Pool 2.5% 4/1/2031	407,504	397,788
Freddie Mac Gold Pool 2.5% 4/1/2032	11,315	10,995
Freddie Mac Gold Pool 2.5% 4/1/2033	88,815	86,006
Freddie Mac Gold Pool 2.5% 4/1/2033	6,219	6,034
Freddie Mac Gold Pool 2.5% 4/1/2035	503,052	482,582
Freddie Mac Gold Pool 2.5% 4/1/2037	97,088	92,773
Freddie Mac Gold Pool 2.5% 4/1/2037	47,902	45,669
Freddie Mac Gold Pool 2.5% 4/1/2042	8,570,060	7,854,387
Freddie Mac Gold Pool 2.5% 4/1/2051	1,949,251	1,689,193
Freddie Mac Gold Pool 2.5% 4/1/2052	20,103,926	17,522,293
Freddie Mac Gold Pool 2.5% 4/1/2052	10,236,534	8,909,220
Freddie Mac Gold Pool 2.5% 4/1/2052	3,198,990	2,821,183
Freddie Mac Gold Pool 2.5% 4/1/2052	2,709,894	2,367,832
Freddie Mac Gold Pool 2.5% 4/1/2052	537,591	465,869
Freddie Mac Gold Pool 2.5% 4/1/2052	89,354	77,768
Freddie Mac Gold Pool 2.5% 5/1/2035	814,121	779,975
Freddie Mac Gold Pool 2.5% 5/1/2051	27,360,377	23,872,561
Freddie Mac Gold Pool 2.5% 5/1/2051	3,036,057	2,679,390
Freddie Mac Gold Pool 2.5% 5/1/2051	1,279,967	1,111,201
Freddie Mac Gold Pool 2.5% 5/1/2051	18,167	15,771
Freddie Mac Gold Pool 2.5% 5/1/2052	1,764,137	1,537,596
Freddie Mac Gold Pool 2.5% 5/1/2052	384,827	334,929
Freddie Mac Gold Pool 2.5% 6/1/2030	61,365	60,108
Freddie Mac Gold Pool 2.5% 6/1/2031	16,204	15,812
Freddie Mac Gold Pool 2.5% 6/1/2032	34,710	33,658
Freddie Mac Gold Pool 2.5% 6/1/2034	35,050	33,760
Freddie Mac Gold Pool 2.5% 6/1/2035	1,861,765	1,783,680
Freddie Mac Gold Pool 2.5% 6/1/2035	65,640	62,887
Freddie Mac Gold Pool 2.5% 6/1/2037	152,218	145,168
Freddie Mac Gold Pool 2.5% 6/1/2050	3,517,794	3,081,449
Freddie Mac Gold Pool 2.5% 7/1/2028	2,353	2,323
Freddie Mac Gold Pool 2.5% 7/1/2030	1,101,931	1,079,026
Freddie Mac Gold Pool 2.5% 7/1/2030	15,715	15,403
Freddie Mac Gold Pool 2.5% 7/1/2031	27,458	26,794
Freddie Mac Gold Pool 2.5% 7/1/2031	7,796	7,607
Freddie Mac Gold Pool 2.5% 7/1/2033	91,662	88,882
Freddie Mac Gold Pool 2.5% 7/1/2035	2,732,753	2,614,720
Freddie Mac Gold Pool 2.5% 7/1/2049	71,364	62,825
Freddie Mac Gold Pool 2.5% 7/1/2050	11,780,802	10,319,518
Freddie Mac Gold Pool 2.5% 7/1/2050	1,520,892	1,335,093
Freddie Mac Gold Pool 2.5% 7/1/2051	54,254,129	47,337,981
Freddie Mac Gold Pool 2.5% 7/1/2051	7,542,602	6,581,095
Freddie Mac Gold Pool 2.5% 7/1/2051	66,801	58,285
Freddie Mac Gold Pool 2.5% 7/1/2052	684,427	596,536
Freddie Mac Gold Pool 2.5% 8/1/2031	343,587	335,163
Freddie Mac Gold Pool 2.5% 8/1/2031	46,430	45,292
Freddie Mac Gold Pool 2.5% 8/1/2031	7,380	7,188
Freddie Mac Gold Pool 2.5% 8/1/2034	283,273	272,631
Freddie Mac Gold Pool 2.5% 8/1/2035	4,588,841	4,390,641
Freddie Mac Gold Pool 2.5% 8/1/2046	6,342	5,641
Freddie Mac Gold Pool 2.5% 8/1/2051	14,581,385	12,722,595
Freddie Mac Gold Pool 2.5% 8/1/2051	12,311,966	10,742,475
Freddie Mac Gold Pool 2.5% 8/1/2051	901,326	781,076
Freddie Mac Gold Pool 2.5% 8/1/2052	54,593	47,463
Freddie Mac Gold Pool 2.5% 9/1/2026	2,165	2,155
Freddie Mac Gold Pool 2.5% 9/1/2031	227,197	221,289
Freddie Mac Gold Pool 2.5% 9/1/2031	10,070	9,812
Freddie Mac Gold Pool 2.5% 9/1/2031	7,704	7,504
Freddie Mac Gold Pool 2.5% 9/1/2032	31,572	30,625
Freddie Mac Gold Pool 2.5% 9/1/2032	6,240	6,061
Freddie Mac Gold Pool 2.5% 9/1/2032	6,102	5,921
Freddie Mac Gold Pool 2.5% 9/1/2034	43,859	42,211
Freddie Mac Gold Pool 2.5% 9/1/2035	4,898,198	4,682,044
Freddie Mac Gold Pool 2.5% 9/1/2050	22,478,051	19,689,887
Freddie Mac Gold Pool 2.5% 9/1/2051	9,617,271	8,382,275
Freddie Mac Gold Pool 2.5% 9/1/2051	2,344,433	2,043,374
Freddie Mac Gold Pool 2.5% 9/1/2051	1,849,102	1,611,650
Freddie Mac Gold Pool 2.5% 9/1/2051	1,108,510	960,965
Freddie Mac Gold Pool 3% 1/1/2027	12,042	11,975
Freddie Mac Gold Pool 3% 1/1/2027	1,034	1,028
Freddie Mac Gold Pool 3% 1/1/2028	2,451	2,432
Freddie Mac Gold Pool 3% 1/1/2028	2,402	2,382
Freddie Mac Gold Pool 3% 1/1/2029	3,499	3,467
Freddie Mac Gold Pool 3% 1/1/2031	6,536	6,453
Freddie Mac Gold Pool 3% 1/1/2033	1,477,792	1,448,361
Freddie Mac Gold Pool 3% 1/1/2033	149,264	146,344
Freddie Mac Gold Pool 3% 1/1/2040	17,611	16,921
Freddie Mac Gold Pool 3% 1/1/2043	217,277	204,187
Freddie Mac Gold Pool 3% 1/1/2043	32,584	30,592
Freddie Mac Gold Pool 3% 1/1/2043	9,702	9,121
Freddie Mac Gold Pool 3% 1/1/2044	465,826	437,313
Freddie Mac Gold Pool 3% 1/1/2045	219,338	204,311
Freddie Mac Gold Pool 3% 1/1/2047	9,431,281	8,744,760
Freddie Mac Gold Pool 3% 1/1/2048	195,481	180,824
Freddie Mac Gold Pool 3% 1/1/2050	2,071,108	1,892,880
Freddie Mac Gold Pool 3% 1/1/2050	1,081,726	988,639
Freddie Mac Gold Pool 3% 1/1/2050	323,277	295,457
Freddie Mac Gold Pool 3% 1/1/2050	126,651	116,069
Freddie Mac Gold Pool 3% 10/1/2026	7,143	7,106
Freddie Mac Gold Pool 3% 10/1/2028	145,365	144,019
Freddie Mac Gold Pool 3% 10/1/2028	110,402	109,380
Freddie Mac Gold Pool 3% 10/1/2028	1,774	1,758
Freddie Mac Gold Pool 3% 10/1/2028	1,612	1,602
Freddie Mac Gold Pool 3% 10/1/2029	21,822	21,573
Freddie Mac Gold Pool 3% 10/1/2029	15,099	14,930
Freddie Mac Gold Pool 3% 10/1/2030	95,915	94,653
Freddie Mac Gold Pool 3% 10/1/2030	37,337	36,817
Freddie Mac Gold Pool 3% 10/1/2030	29,242	28,839
Freddie Mac Gold Pool 3% 10/1/2032	21,077	20,694
Freddie Mac Gold Pool 3% 10/1/2033	25,563	25,020
Freddie Mac Gold Pool 3% 10/1/2039	18,013	17,335
Freddie Mac Gold Pool 3% 10/1/2042	218,887	205,808
Freddie Mac Gold Pool 3% 10/1/2042	130,380	122,504
Freddie Mac Gold Pool 3% 10/1/2042	23,025	21,671
Freddie Mac Gold Pool 3% 10/1/2042	12,756	11,988
Freddie Mac Gold Pool 3% 10/1/2042	8,964	8,450
Freddie Mac Gold Pool 3% 10/1/2043	212,934	200,253
Freddie Mac Gold Pool 3% 10/1/2043	17,192	16,167
Freddie Mac Gold Pool 3% 10/1/2043	6,271	5,882
Freddie Mac Gold Pool 3% 10/1/2047	252,905	234,179
Freddie Mac Gold Pool 3% 10/1/2049	3,146,052	2,883,186
Freddie Mac Gold Pool 3% 10/1/2049	1,155,049	1,058,540
Freddie Mac Gold Pool 3% 10/1/2049	512,555	469,729
Freddie Mac Gold Pool 3% 10/1/2049	11,407	10,454
Freddie Mac Gold Pool 3% 10/1/2050	15,202,157	13,879,693
Freddie Mac Gold Pool 3% 10/1/2050	522,333	477,384
Freddie Mac Gold Pool 3% 11/1/2029	3,331	3,292
Freddie Mac Gold Pool 3% 11/1/2030	210,093	207,985
Freddie Mac Gold Pool 3% 11/1/2031	108,984	107,415
Freddie Mac Gold Pool 3% 11/1/2032	52,855	51,947
Freddie Mac Gold Pool 3% 11/1/2032	22,896	22,479
Freddie Mac Gold Pool 3% 11/1/2042	47,628	44,619
Freddie Mac Gold Pool 3% 11/1/2042	30,715	28,944
Freddie Mac Gold Pool 3% 11/1/2047	12,875	11,921
Freddie Mac Gold Pool 3% 11/1/2049	15,396	14,110
Freddie Mac Gold Pool 3% 11/1/2050	6,259,202	5,708,834
Freddie Mac Gold Pool 3% 12/1/2026	255	254
Freddie Mac Gold Pool 3% 12/1/2029	232,641	229,901
Freddie Mac Gold Pool 3% 12/1/2032	130,444	127,998
Freddie Mac Gold Pool 3% 12/1/2032	122,829	120,572
Freddie Mac Gold Pool 3% 12/1/2032	31,782	31,170
Freddie Mac Gold Pool 3% 12/1/2042	4,424,573	4,170,926
Freddie Mac Gold Pool 3% 12/1/2042	30,710	28,889
Freddie Mac Gold Pool 3% 12/1/2042	12,585	11,826
Freddie Mac Gold Pool 3% 12/1/2042	10,466	9,851
Freddie Mac Gold Pool 3% 12/1/2047	55,064	50,936
Freddie Mac Gold Pool 3% 12/1/2049	1,936,830	1,770,157
Freddie Mac Gold Pool 3% 12/1/2049	789,520	721,579
Freddie Mac Gold Pool 3% 12/1/2049	324,821	297,072
Freddie Mac Gold Pool 3% 12/1/2049	203,859	186,316
Freddie Mac Gold Pool 3% 12/1/2050	130,481	119,008
Freddie Mac Gold Pool 3% 2/1/2027	42,275	42,028
Freddie Mac Gold Pool 3% 2/1/2027	25,010	24,855
Freddie Mac Gold Pool 3% 2/1/2028	2,960	2,936
Freddie Mac Gold Pool 3% 2/1/2030	20,379	20,130
Freddie Mac Gold Pool 3% 2/1/2030	17,926	17,710
Freddie Mac Gold Pool 3% 2/1/2030	12,044	11,912
Freddie Mac Gold Pool 3% 2/1/2030	1,694	1,673
Freddie Mac Gold Pool 3% 2/1/2033	324,086	318,190
Freddie Mac Gold Pool 3% 2/1/2033	93,805	91,952
Freddie Mac Gold Pool 3% 2/1/2033	16,821	16,482
Freddie Mac Gold Pool 3% 2/1/2037	32,541	31,575
Freddie Mac Gold Pool 3% 2/1/2040	65,504	62,938
Freddie Mac Gold Pool 3% 2/1/2043	236,095	221,756
Freddie Mac Gold Pool 3% 2/1/2043	178,317	168,217
Freddie Mac Gold Pool 3% 2/1/2043	108,044	101,791
Freddie Mac Gold Pool 3% 2/1/2043	32,540	30,644
Freddie Mac Gold Pool 3% 2/1/2043	6,795	6,394
Freddie Mac Gold Pool 3% 2/1/2047	839,560	778,185
Freddie Mac Gold Pool 3% 2/1/2047	690,544	640,062
Freddie Mac Gold Pool 3% 2/1/2048	10,689	9,876
Freddie Mac Gold Pool 3% 2/1/2050	533,887	491,114
Freddie Mac Gold Pool 3% 2/1/2050	149,782	136,892
Freddie Mac Gold Pool 3% 2/1/2052	3,818,051	3,454,890
Freddie Mac Gold Pool 3% 2/1/2052	25,229	22,829
Freddie Mac Gold Pool 3% 3/1/2032	522,243	513,429
Freddie Mac Gold Pool 3% 3/1/2033	186,467	182,750
Freddie Mac Gold Pool 3% 3/1/2033	30,594	30,032
Freddie Mac Gold Pool 3% 3/1/2033	6,759	6,626
Freddie Mac Gold Pool 3% 3/1/2040	425,422	408,754
Freddie Mac Gold Pool 3% 3/1/2043	116,944	110,461
Freddie Mac Gold Pool 3% 3/1/2043	110,556	104,095
Freddie Mac Gold Pool 3% 3/1/2043	71,242	66,914
Freddie Mac Gold Pool 3% 3/1/2043	21,233	19,960
Freddie Mac Gold Pool 3% 3/1/2043	5,530	5,212
Freddie Mac Gold Pool 3% 3/1/2045	190,193	177,314
Freddie Mac Gold Pool 3% 3/1/2045	186,747	173,562
Freddie Mac Gold Pool 3% 3/1/2045	106,437	99,139
Freddie Mac Gold Pool 3% 3/1/2047	1,944,126	1,802,002
Freddie Mac Gold Pool 3% 3/1/2048	132,723	122,628
Freddie Mac Gold Pool 3% 3/1/2050	1,158,552	1,066,456
Freddie Mac Gold Pool 3% 3/1/2050	796,218	727,700
Freddie Mac Gold Pool 3% 3/1/2050	279,264	255,232
Freddie Mac Gold Pool 3% 3/1/2051	49,592	45,309
Freddie Mac Gold Pool 3% 4/1/2027	3,672	3,651
Freddie Mac Gold Pool 3% 4/1/2027	1,698	1,688
Freddie Mac Gold Pool 3% 4/1/2028	6,522	6,469
Freddie Mac Gold Pool 3% 4/1/2028	2,583	2,562
Freddie Mac Gold Pool 3% 4/1/2029	1,553	1,537
Freddie Mac Gold Pool 3% 4/1/2030	131,802	130,059
Freddie Mac Gold Pool 3% 4/1/2030	22,632	22,349
Freddie Mac Gold Pool 3% 4/1/2030	4,252	4,198
Freddie Mac Gold Pool 3% 4/1/2033	16,122	15,800
Freddie Mac Gold Pool 3% 4/1/2034	14,458	14,165
Freddie Mac Gold Pool 3% 4/1/2035	418,532	407,931
Freddie Mac Gold Pool 3% 4/1/2038	1,470,648	1,425,126
Freddie Mac Gold Pool 3% 4/1/2043	397,389	373,584
Freddie Mac Gold Pool 3% 4/1/2043	18,051	16,976
Freddie Mac Gold Pool 3% 4/1/2043	4,466	4,195
Freddie Mac Gold Pool 3% 4/1/2045	134,761	125,438
Freddie Mac Gold Pool 3% 4/1/2045	10,106	9,373
Freddie Mac Gold Pool 3% 4/1/2045	4,870	4,513
Freddie Mac Gold Pool 3% 4/1/2047	56,396	52,274
Freddie Mac Gold Pool 3% 4/1/2050	2,616,682	2,408,677
Freddie Mac Gold Pool 3% 4/1/2050	194,103	177,399
Freddie Mac Gold Pool 3% 4/1/2051	345,657	314,940
Freddie Mac Gold Pool 3% 4/1/2052	5,030,113	4,557,952
Freddie Mac Gold Pool 3% 4/1/2052	1,946,767	1,761,597
Freddie Mac Gold Pool 3% 4/1/2052	662,242	602,148
Freddie Mac Gold Pool 3% 5/1/2027	1,758	1,745
Freddie Mac Gold Pool 3% 5/1/2028	6,821	6,767
Freddie Mac Gold Pool 3% 5/1/2029	39,986	39,594
Freddie Mac Gold Pool 3% 5/1/2030	5,933	5,865
Freddie Mac Gold Pool 3% 5/1/2030	4,785	4,724
Freddie Mac Gold Pool 3% 5/1/2032	600,283	590,035
Freddie Mac Gold Pool 3% 5/1/2043	971,006	911,220
Freddie Mac Gold Pool 3% 5/1/2043	150,950	141,773
Freddie Mac Gold Pool 3% 5/1/2043	137,986	129,591
Freddie Mac Gold Pool 3% 5/1/2043	82,622	77,557
Freddie Mac Gold Pool 3% 5/1/2043	49,452	46,296
Freddie Mac Gold Pool 3% 5/1/2043	44,046	41,478
Freddie Mac Gold Pool 3% 5/1/2045	325,294	302,684
Freddie Mac Gold Pool 3% 5/1/2049	17,550	16,150
Freddie Mac Gold Pool 3% 5/1/2050	286,974	262,189
Freddie Mac Gold Pool 3% 5/1/2052	753,300	682,590
Freddie Mac Gold Pool 3% 5/1/2052	80,580	73,016
Freddie Mac Gold Pool 3% 6/1/2028	56,305	55,855
Freddie Mac Gold Pool 3% 6/1/2028	14,526	14,407
Freddie Mac Gold Pool 3% 6/1/2030	117,222	115,720
Freddie Mac Gold Pool 3% 6/1/2030	4,520	4,463
Freddie Mac Gold Pool 3% 6/1/2031	4,421	4,351
Freddie Mac Gold Pool 3% 6/1/2038	829,714	804,031
Freddie Mac Gold Pool 3% 6/1/2039	49,677	47,854
Freddie Mac Gold Pool 3% 6/1/2043	507,993	477,525
Freddie Mac Gold Pool 3% 6/1/2043	87,684	82,708
Freddie Mac Gold Pool 3% 6/1/2043	81,478	76,640
Freddie Mac Gold Pool 3% 6/1/2043	61,202	57,521
Freddie Mac Gold Pool 3% 6/1/2043	59,052	55,421
Freddie Mac Gold Pool 3% 6/1/2043	39,825	37,364
Freddie Mac Gold Pool 3% 6/1/2043	10,513	9,861
Freddie Mac Gold Pool 3% 6/1/2043	6,548	6,140
Freddie Mac Gold Pool 3% 6/1/2045	871,468	810,656
Freddie Mac Gold Pool 3% 6/1/2045	20,989	19,562
Freddie Mac Gold Pool 3% 6/1/2049	59,374	54,636
Freddie Mac Gold Pool 3% 6/1/2049	18,675	17,185
Freddie Mac Gold Pool 3% 6/1/2050	11,919	10,886
Freddie Mac Gold Pool 3% 6/1/2052	988,592	894,560
Freddie Mac Gold Pool 3% 6/1/2052	651,652	590,483
Freddie Mac Gold Pool 3% 6/1/2052	545,797	494,565
Freddie Mac Gold Pool 3% 6/1/2052	49,136	44,462
Freddie Mac Gold Pool 3% 6/1/2053	827,297	748,542
Freddie Mac Gold Pool 3% 7/1/2027	66,046	65,564
Freddie Mac Gold Pool 3% 7/1/2028	3,476	3,444
Freddie Mac Gold Pool 3% 7/1/2028	1,988	1,970
Freddie Mac Gold Pool 3% 7/1/2028	1,450	1,438
Freddie Mac Gold Pool 3% 7/1/2029	70,939	70,194
Freddie Mac Gold Pool 3% 7/1/2032	252,511	248,852
Freddie Mac Gold Pool 3% 7/1/2032	86,617	85,086
Freddie Mac Gold Pool 3% 7/1/2033	185,892	182,080
Freddie Mac Gold Pool 3% 7/1/2038	611,970	593,027
Freddie Mac Gold Pool 3% 7/1/2038	258,517	250,515
Freddie Mac Gold Pool 3% 7/1/2042	281,461	265,223
Freddie Mac Gold Pool 3% 7/1/2042	15,615	14,729
Freddie Mac Gold Pool 3% 7/1/2043	1,934,860	1,815,351
Freddie Mac Gold Pool 3% 7/1/2043	112,343	105,498
Freddie Mac Gold Pool 3% 7/1/2043	109,624	103,063
Freddie Mac Gold Pool 3% 7/1/2043	97,840	91,829
Freddie Mac Gold Pool 3% 7/1/2043	51,133	47,850
Freddie Mac Gold Pool 3% 7/1/2043	38,067	35,771
Freddie Mac Gold Pool 3% 7/1/2043	8,854	8,306
Freddie Mac Gold Pool 3% 7/1/2045	1,387,635	1,290,287
Freddie Mac Gold Pool 3% 7/1/2045	34,561	32,167
Freddie Mac Gold Pool 3% 7/1/2045	18,003	16,784
Freddie Mac Gold Pool 3% 7/1/2047	7,169	6,638
Freddie Mac Gold Pool 3% 7/1/2049	1,299,551	1,190,968
Freddie Mac Gold Pool 3% 7/1/2049	11,608	10,638
Freddie Mac Gold Pool 3% 7/1/2051	208,572	189,776
Freddie Mac Gold Pool 3% 7/1/2052	76,040	68,808
Freddie Mac Gold Pool 3% 8/1/2027	2,983	2,963
Freddie Mac Gold Pool 3% 8/1/2028	1,019	1,010
Freddie Mac Gold Pool 3% 8/1/2028	511	507
Freddie Mac Gold Pool 3% 8/1/2030	198,045	195,474
Freddie Mac Gold Pool 3% 8/1/2030	7,561	7,457
Freddie Mac Gold Pool 3% 8/1/2031	8,862	8,730
Freddie Mac Gold Pool 3% 8/1/2032	412,063	404,789
Freddie Mac Gold Pool 3% 8/1/2033	264,531	259,054
Freddie Mac Gold Pool 3% 8/1/2042	19,100	17,969
Freddie Mac Gold Pool 3% 8/1/2043	56,157	52,641
Freddie Mac Gold Pool 3% 8/1/2043	28,332	26,598
Freddie Mac Gold Pool 3% 8/1/2043	27,712	26,000
Freddie Mac Gold Pool 3% 8/1/2043	22,661	21,254
Freddie Mac Gold Pool 3% 8/1/2043	13,508	12,731
Freddie Mac Gold Pool 3% 8/1/2043	13,494	12,686
Freddie Mac Gold Pool 3% 8/1/2043	9,487	8,895
Freddie Mac Gold Pool 3% 8/1/2043	7,317	6,860
Freddie Mac Gold Pool 3% 8/1/2043	6,551	6,176
Freddie Mac Gold Pool 3% 8/1/2043	6,369	5,984
Freddie Mac Gold Pool 3% 8/1/2043	5,095	4,772
Freddie Mac Gold Pool 3% 8/1/2047	32,371	29,974
Freddie Mac Gold Pool 3% 8/1/2047	13,308	12,323
Freddie Mac Gold Pool 3% 8/1/2049	240,805	220,684
Freddie Mac Gold Pool 3% 8/1/2050	34,881	31,879
Freddie Mac Gold Pool 3% 8/1/2051	1,225,314	1,108,766
Freddie Mac Gold Pool 3% 8/1/2051	25,251	22,975
Freddie Mac Gold Pool 3% 8/1/2052	36,383,074	33,411,326
Freddie Mac Gold Pool 3% 8/1/2052	16,773,417	15,177,982
Freddie Mac Gold Pool 3% 8/1/2052	970,972	879,526
Freddie Mac Gold Pool 3% 9/1/2028	13,202	13,083
Freddie Mac Gold Pool 3% 9/1/2029	13,496	13,332
Freddie Mac Gold Pool 3% 9/1/2030	114,407	112,887
Freddie Mac Gold Pool 3% 9/1/2032	69,988	68,663
Freddie Mac Gold Pool 3% 9/1/2032	13,836	13,590
Freddie Mac Gold Pool 3% 9/1/2033	341,800	334,783
Freddie Mac Gold Pool 3% 9/1/2034	143,032	139,633
Freddie Mac Gold Pool 3% 9/1/2042	38,603	36,371
Freddie Mac Gold Pool 3% 9/1/2043	201,282	188,714
Freddie Mac Gold Pool 3% 9/1/2043	54,599	51,052
Freddie Mac Gold Pool 3% 9/1/2043	48,671	45,636
Freddie Mac Gold Pool 3% 9/1/2043	35,892	33,760
Freddie Mac Gold Pool 3% 9/1/2043	23,027	21,544
Freddie Mac Gold Pool 3% 9/1/2043	10,848	10,126
Freddie Mac Gold Pool 3% 9/1/2043	1,760	1,640
Freddie Mac Gold Pool 3% 9/1/2046	668,692	626,108
Freddie Mac Gold Pool 3% 9/1/2049	5,554,796	5,090,668
Freddie Mac Gold Pool 3% 9/1/2049	351,992	322,582
Freddie Mac Gold Pool 3% 9/1/2049	298,253	273,333
Freddie Mac Gold Pool 3.5% 1/1/2029	2,112	2,102
Freddie Mac Gold Pool 3.5% 1/1/2030	20,176	20,105
Freddie Mac Gold Pool 3.5% 1/1/2031	19,907	19,825
Freddie Mac Gold Pool 3.5% 1/1/2034	4,085	4,051
Freddie Mac Gold Pool 3.5% 1/1/2044	1,609,063	1,557,973
Freddie Mac Gold Pool 3.5% 1/1/2044	282,837	274,112
Freddie Mac Gold Pool 3.5% 1/1/2044	15,637	15,153
Freddie Mac Gold Pool 3.5% 1/1/2045	95,592	92,232
Freddie Mac Gold Pool 3.5% 1/1/2047	22,051	21,100
Freddie Mac Gold Pool 3.5% 1/1/2048	331,167	316,580
Freddie Mac Gold Pool 3.5% 1/1/2048	91,713	87,674
Freddie Mac Gold Pool 3.5% 1/1/2048	7,244	6,925
Freddie Mac Gold Pool 3.5% 1/1/2050	3,521,529	3,341,576
Freddie Mac Gold Pool 3.5% 1/1/2050	735,038	697,477
Freddie Mac Gold Pool 3.5% 1/1/2050	33,437	31,728
Freddie Mac Gold Pool 3.5% 10/1/2033	323,987	321,635
Freddie Mac Gold Pool 3.5% 10/1/2034	20,674	20,464
Freddie Mac Gold Pool 3.5% 10/1/2040	264,425	258,687
Freddie Mac Gold Pool 3.5% 10/1/2042	53,242	51,552
Freddie Mac Gold Pool 3.5% 10/1/2042	29,239	28,354
Freddie Mac Gold Pool 3.5% 10/1/2042	4,738	4,598
Freddie Mac Gold Pool 3.5% 10/1/2045	875,726	841,325
Freddie Mac Gold Pool 3.5% 10/1/2047	452,733	432,932
Freddie Mac Gold Pool 3.5% 10/1/2047	56,484	54,013
Freddie Mac Gold Pool 3.5% 10/1/2047	45,364	43,366
Freddie Mac Gold Pool 3.5% 10/1/2049	542,512	515,468
Freddie Mac Gold Pool 3.5% 10/1/2049	9,528	9,047
Freddie Mac Gold Pool 3.5% 10/1/2051	34,396	32,434
Freddie Mac Gold Pool 3.5% 11/1/2037	18,158	17,827
Freddie Mac Gold Pool 3.5% 11/1/2044	62,029	59,757
Freddie Mac Gold Pool 3.5% 11/1/2045	1,309,485	1,260,406
Freddie Mac Gold Pool 3.5% 11/1/2046	7,329	7,015
Freddie Mac Gold Pool 3.5% 11/1/2047	190,018	181,648
Freddie Mac Gold Pool 3.5% 11/1/2047	36,687	35,071
Freddie Mac Gold Pool 3.5% 11/1/2048	314,117	299,341
Freddie Mac Gold Pool 3.5% 11/1/2048	21,227	20,252
Freddie Mac Gold Pool 3.5% 11/1/2048	3,831	3,651
Freddie Mac Gold Pool 3.5% 11/1/2049	491,095	466,306
Freddie Mac Gold Pool 3.5% 11/1/2049	171,385	162,735
Freddie Mac Gold Pool 3.5% 12/1/2029	45,012	44,854
Freddie Mac Gold Pool 3.5% 12/1/2033	60,107	59,610
Freddie Mac Gold Pool 3.5% 12/1/2037	1,492,564	1,465,308
Freddie Mac Gold Pool 3.5% 12/1/2039	496,013	485,250
Freddie Mac Gold Pool 3.5% 12/1/2042	37,653	36,456
Freddie Mac Gold Pool 3.5% 12/1/2042	25,663	24,866
Freddie Mac Gold Pool 3.5% 12/1/2044	305,266	295,984
Freddie Mac Gold Pool 3.5% 12/1/2045	438,095	420,518
Freddie Mac Gold Pool 3.5% 12/1/2046	103,524	99,093
Freddie Mac Gold Pool 3.5% 12/1/2047	890,856	851,616
Freddie Mac Gold Pool 3.5% 12/1/2047	570,428	545,302
Freddie Mac Gold Pool 3.5% 12/1/2047	223,927	214,063
Freddie Mac Gold Pool 3.5% 12/1/2047	39,360	37,626
Freddie Mac Gold Pool 3.5% 12/1/2047	5,052	4,830
Freddie Mac Gold Pool 3.5% 12/1/2048	93,062	88,684
Freddie Mac Gold Pool 3.5% 12/1/2048	29,872	28,495
Freddie Mac Gold Pool 3.5% 12/1/2048	3,234	3,085
Freddie Mac Gold Pool 3.5% 12/1/2049	659,578	625,873
Freddie Mac Gold Pool 3.5% 12/1/2049	606,483	576,818
Freddie Mac Gold Pool 3.5% 12/1/2051	877,454	827,406
Freddie Mac Gold Pool 3.5% 12/1/2051	58,874	55,737
Freddie Mac Gold Pool 3.5% 12/1/2052	39,942	37,726
Freddie Mac Gold Pool 3.5% 2/1/2033	4,210	4,191
Freddie Mac Gold Pool 3.5% 2/1/2042	597,653	579,870
Freddie Mac Gold Pool 3.5% 2/1/2043	890,149	861,973
Freddie Mac Gold Pool 3.5% 2/1/2043	200,429	193,360
Freddie Mac Gold Pool 3.5% 2/1/2043	31,249	30,291
Freddie Mac Gold Pool 3.5% 2/1/2043	9,705	9,396
Freddie Mac Gold Pool 3.5% 2/1/2044	205,699	198,939
Freddie Mac Gold Pool 3.5% 2/1/2045	1,131,412	1,089,100
Freddie Mac Gold Pool 3.5% 2/1/2045	208,309	200,302
Freddie Mac Gold Pool 3.5% 2/1/2046	5,206	4,985
Freddie Mac Gold Pool 3.5% 2/1/2048	167,683	160,297
Freddie Mac Gold Pool 3.5% 2/1/2048	102,785	98,258
Freddie Mac Gold Pool 3.5% 2/1/2048	9,859	9,425
Freddie Mac Gold Pool 3.5% 2/1/2050	43,711	41,217
Freddie Mac Gold Pool 3.5% 2/1/2050	21,302	20,214
Freddie Mac Gold Pool 3.5% 2/1/2050	15,089	14,313
Freddie Mac Gold Pool 3.5% 2/1/2051	27,866	26,416
Freddie Mac Gold Pool 3.5% 3/1/2032	16,164	16,113
Freddie Mac Gold Pool 3.5% 3/1/2033	22,737	22,636
Freddie Mac Gold Pool 3.5% 3/1/2034	33,832	33,489
Freddie Mac Gold Pool 3.5% 3/1/2035	15,624	15,431
Freddie Mac Gold Pool 3.5% 3/1/2045	235,083	226,160
Freddie Mac Gold Pool 3.5% 3/1/2046	1,498,984	1,438,475
Freddie Mac Gold Pool 3.5% 3/1/2048	875,438	837,697
Freddie Mac Gold Pool 3.5% 3/1/2048	298,933	285,485
Freddie Mac Gold Pool 3.5% 3/1/2048	138,126	132,041
Freddie Mac Gold Pool 3.5% 3/1/2048	124,301	118,710
Freddie Mac Gold Pool 3.5% 3/1/2048	65,408	62,466
Freddie Mac Gold Pool 3.5% 3/1/2048	12,863	12,285
Freddie Mac Gold Pool 3.5% 3/1/2048	6,865	6,556
Freddie Mac Gold Pool 3.5% 3/1/2048	4,248	4,056
Freddie Mac Gold Pool 3.5% 3/1/2049	13,080	12,452
Freddie Mac Gold Pool 3.5% 3/1/2049	3,898	3,715
Freddie Mac Gold Pool 3.5% 3/1/2050	16,943,258	16,246,875
Freddie Mac Gold Pool 3.5% 3/1/2050	2,894,678	2,746,758
Freddie Mac Gold Pool 3.5% 3/1/2050	249,053	236,793
Freddie Mac Gold Pool 3.5% 4/1/2028	19,763	19,693
Freddie Mac Gold Pool 3.5% 4/1/2029	217	216
Freddie Mac Gold Pool 3.5% 4/1/2030	53,060	52,874
Freddie Mac Gold Pool 3.5% 4/1/2030	35,068	34,945
Freddie Mac Gold Pool 3.5% 4/1/2030	12,760	12,703
Freddie Mac Gold Pool 3.5% 4/1/2033	31,634	31,444
Freddie Mac Gold Pool 3.5% 4/1/2034	145,768	144,290
Freddie Mac Gold Pool 3.5% 4/1/2037	617,087	606,165
Freddie Mac Gold Pool 3.5% 4/1/2037	129,233	127,358
Freddie Mac Gold Pool 3.5% 4/1/2037	33,667	33,094
Freddie Mac Gold Pool 3.5% 4/1/2042	1,059,601	1,028,377
Freddie Mac Gold Pool 3.5% 4/1/2046	1,003,983	961,328
Freddie Mac Gold Pool 3.5% 4/1/2047	23,410	22,401
Freddie Mac Gold Pool 3.5% 4/1/2048	22,586	21,570
Freddie Mac Gold Pool 3.5% 4/1/2048	4,584	4,378
Freddie Mac Gold Pool 3.5% 4/1/2049	191,598	182,287
Freddie Mac Gold Pool 3.5% 4/1/2051	997,822	945,585
Freddie Mac Gold Pool 3.5% 4/1/2052	33,898	31,965
Freddie Mac Gold Pool 3.5% 4/1/2052	21,395	20,275
Freddie Mac Gold Pool 3.5% 5/1/2032	161,707	160,878
Freddie Mac Gold Pool 3.5% 5/1/2033	6,441	6,402
Freddie Mac Gold Pool 3.5% 5/1/2037	451,277	442,838
Freddie Mac Gold Pool 3.5% 5/1/2038	104,218	102,931
Freddie Mac Gold Pool 3.5% 5/1/2039	81,855	80,690
Freddie Mac Gold Pool 3.5% 5/1/2042	39,164	37,861
Freddie Mac Gold Pool 3.5% 5/1/2043	412,075	398,181
Freddie Mac Gold Pool 3.5% 5/1/2043	376,993	364,073
Freddie Mac Gold Pool 3.5% 5/1/2043	46,598	45,055
Freddie Mac Gold Pool 3.5% 5/1/2043	34,937	33,785
Freddie Mac Gold Pool 3.5% 5/1/2045	544,238	523,378
Freddie Mac Gold Pool 3.5% 5/1/2046	405,102	389,410
Freddie Mac Gold Pool 3.5% 5/1/2046	52,886	50,639
Freddie Mac Gold Pool 3.5% 5/1/2047	67,553	64,641
Freddie Mac Gold Pool 3.5% 5/1/2047	6,290	6,019
Freddie Mac Gold Pool 3.5% 5/1/2048	103,025	98,391
Freddie Mac Gold Pool 3.5% 5/1/2048	22,737	21,714
Freddie Mac Gold Pool 3.5% 5/1/2048	10,207	9,737
Freddie Mac Gold Pool 3.5% 5/1/2049	466,291	443,629
Freddie Mac Gold Pool 3.5% 5/1/2049	22,852	21,549
Freddie Mac Gold Pool 3.5% 5/1/2052	791,813	747,886
Freddie Mac Gold Pool 3.5% 5/1/2052	708,736	669,418
Freddie Mac Gold Pool 3.5% 5/1/2052	521,172	491,445
Freddie Mac Gold Pool 3.5% 6/1/2030	53,874	53,685
Freddie Mac Gold Pool 3.5% 6/1/2032	3,517	3,506
Freddie Mac Gold Pool 3.5% 6/1/2034	44,482	44,031
Freddie Mac Gold Pool 3.5% 6/1/2037	31,269	30,786
Freddie Mac Gold Pool 3.5% 6/1/2043	6,294	6,096
Freddie Mac Gold Pool 3.5% 6/1/2043	3,652	3,529
Freddie Mac Gold Pool 3.5% 6/1/2047	214,649	205,261
Freddie Mac Gold Pool 3.5% 6/1/2047	88,958	85,151
Freddie Mac Gold Pool 3.5% 6/1/2048	367,427	350,488
Freddie Mac Gold Pool 3.5% 6/1/2048	199,775	190,565
Freddie Mac Gold Pool 3.5% 6/1/2048	142,075	135,684
Freddie Mac Gold Pool 3.5% 6/1/2048	3,018	2,879
Freddie Mac Gold Pool 3.5% 6/1/2049	967,715	920,078
Freddie Mac Gold Pool 3.5% 6/1/2052	1,035,274	977,841
Freddie Mac Gold Pool 3.5% 6/1/2052	27,245	25,746
Freddie Mac Gold Pool 3.5% 7/1/2029	74,335	73,998
Freddie Mac Gold Pool 3.5% 7/1/2032	126,337	125,933
Freddie Mac Gold Pool 3.5% 7/1/2033	231,921	230,295
Freddie Mac Gold Pool 3.5% 7/1/2037	443,778	435,812
Freddie Mac Gold Pool 3.5% 7/1/2043	20,518	19,843
Freddie Mac Gold Pool 3.5% 7/1/2043	9,429	9,083
Freddie Mac Gold Pool 3.5% 7/1/2045	1,587,754	1,526,133
Freddie Mac Gold Pool 3.5% 7/1/2046	9,301,715	8,958,610
Freddie Mac Gold Pool 3.5% 7/1/2047	687,771	657,691
Freddie Mac Gold Pool 3.5% 7/1/2048	1,483,637	1,416,895
Freddie Mac Gold Pool 3.5% 7/1/2048	185,208	176,670
Freddie Mac Gold Pool 3.5% 7/1/2048	18,825	17,978
Freddie Mac Gold Pool 3.5% 7/1/2048	6,548	6,246
Freddie Mac Gold Pool 3.5% 7/1/2049	787,411	748,650
Freddie Mac Gold Pool 3.5% 7/1/2049	474,448	451,093
Freddie Mac Gold Pool 3.5% 7/1/2049	24,191	23,000
Freddie Mac Gold Pool 3.5% 7/1/2049	7,446	7,080
Freddie Mac Gold Pool 3.5% 7/1/2052	923,684	870,999
Freddie Mac Gold Pool 3.5% 8/1/2026	464	463
Freddie Mac Gold Pool 3.5% 8/1/2028	47,149	46,993
Freddie Mac Gold Pool 3.5% 8/1/2032	262,402	261,564
Freddie Mac Gold Pool 3.5% 8/1/2033	3,698	3,675
Freddie Mac Gold Pool 3.5% 8/1/2037	99,264	97,482
Freddie Mac Gold Pool 3.5% 8/1/2040	677,915	663,205
Freddie Mac Gold Pool 3.5% 8/1/2042	462,551	448,372
Freddie Mac Gold Pool 3.5% 8/1/2042	43,328	41,912
Freddie Mac Gold Pool 3.5% 8/1/2042	12,984	12,602
Freddie Mac Gold Pool 3.5% 8/1/2043	165,271	159,695
Freddie Mac Gold Pool 3.5% 8/1/2043	57,296	55,383
Freddie Mac Gold Pool 3.5% 8/1/2043	19,260	18,566
Freddie Mac Gold Pool 3.5% 8/1/2045	814,380	782,526
Freddie Mac Gold Pool 3.5% 8/1/2045	18,466	17,754
Freddie Mac Gold Pool 3.5% 8/1/2045	16,954	16,311
Freddie Mac Gold Pool 3.5% 8/1/2046	1,727,085	1,653,169
Freddie Mac Gold Pool 3.5% 8/1/2047	31,648	30,273
Freddie Mac Gold Pool 3.5% 8/1/2048	2,488,058	2,376,132
Freddie Mac Gold Pool 3.5% 8/1/2048	36,586	34,900
Freddie Mac Gold Pool 3.5% 8/1/2048	14,710	14,031
Freddie Mac Gold Pool 3.5% 8/1/2048	5,653	5,422
Freddie Mac Gold Pool 3.5% 8/1/2049	2,654,174	2,523,519
Freddie Mac Gold Pool 3.5% 8/1/2049	31,236	29,679
Freddie Mac Gold Pool 3.5% 8/1/2052	3,802,241	3,613,884
Freddie Mac Gold Pool 3.5% 9/1/2033	552,766	548,199
Freddie Mac Gold Pool 3.5% 9/1/2033	79,531	78,954
Freddie Mac Gold Pool 3.5% 9/1/2037	52,209	51,272
Freddie Mac Gold Pool 3.5% 9/1/2042	1,229,338	1,190,246
Freddie Mac Gold Pool 3.5% 9/1/2043	178,365	172,471
Freddie Mac Gold Pool 3.5% 9/1/2043	79,611	76,807
Freddie Mac Gold Pool 3.5% 9/1/2043	53,451	51,552
Freddie Mac Gold Pool 3.5% 9/1/2043	7,061	6,825
Freddie Mac Gold Pool 3.5% 9/1/2044	7,831	7,534
Freddie Mac Gold Pool 3.5% 9/1/2045	373,630	359,017
Freddie Mac Gold Pool 3.5% 9/1/2045	19,729	19,008
Freddie Mac Gold Pool 3.5% 9/1/2045	15,828	15,199
Freddie Mac Gold Pool 3.5% 9/1/2046	349,369	334,417
Freddie Mac Gold Pool 3.5% 9/1/2047	1,232,508	1,183,705
Freddie Mac Gold Pool 3.5% 9/1/2047	1,166,151	1,115,148
Freddie Mac Gold Pool 3.5% 9/1/2047	16,294	15,582
Freddie Mac Gold Pool 3.5% 9/1/2047	14,167	13,548
Freddie Mac Gold Pool 3.5% 9/1/2048	117,171	111,769
Freddie Mac Gold Pool 3.5% 9/1/2048	4,600	4,384
Freddie Mac Gold Pool 3.5% 9/1/2049	459,708	436,791
Freddie Mac Gold Pool 3.5% 9/1/2050	60,640	57,503
Freddie Mac Gold Pool 3.5% 9/1/2050	27,771	26,335
Freddie Mac Gold Pool 3.5% 9/1/2052	13,749,750	12,978,376
Freddie Mac Gold Pool 4% 1/1/2039	140,990	141,875
Freddie Mac Gold Pool 4% 1/1/2041	536,737	535,647
Freddie Mac Gold Pool 4% 1/1/2041	263,833	263,299
Freddie Mac Gold Pool 4% 1/1/2041	63,008	62,888
Freddie Mac Gold Pool 4% 1/1/2041	23,789	23,743
Freddie Mac Gold Pool 4% 1/1/2041	14,412	14,380
Freddie Mac Gold Pool 4% 1/1/2041	11,901	11,878
Freddie Mac Gold Pool 4% 1/1/2041	4,892	4,881
Freddie Mac Gold Pool 4% 1/1/2041	1,963	1,958
Freddie Mac Gold Pool 4% 1/1/2042	201,037	200,416
Freddie Mac Gold Pool 4% 1/1/2042	19,942	19,890
Freddie Mac Gold Pool 4% 1/1/2043	14,022	13,953
Freddie Mac Gold Pool 4% 1/1/2044	337,139	334,678
Freddie Mac Gold Pool 4% 1/1/2044	6,030	5,985
Freddie Mac Gold Pool 4% 1/1/2044	5,234	5,197
Freddie Mac Gold Pool 4% 1/1/2045	46,793	46,428
Freddie Mac Gold Pool 4% 1/1/2047	4,343,999	4,303,398
Freddie Mac Gold Pool 4% 1/1/2047	14,722	14,534
Freddie Mac Gold Pool 4% 1/1/2052	25,739	25,200
Freddie Mac Gold Pool 4% 1/1/2053	2,818,204	2,741,665
Freddie Mac Gold Pool 4% 1/1/2055	9,362,212	9,104,288
Freddie Mac Gold Pool 4% 10/1/2034	115,950	117,085
Freddie Mac Gold Pool 4% 10/1/2037	139,955	139,663
Freddie Mac Gold Pool 4% 10/1/2039	377,250	376,953
Freddie Mac Gold Pool 4% 10/1/2040	41,301	41,206
Freddie Mac Gold Pool 4% 10/1/2040	33,786	33,723
Freddie Mac Gold Pool 4% 10/1/2040	18,181	18,147
Freddie Mac Gold Pool 4% 10/1/2040	9,984	9,961
Freddie Mac Gold Pool 4% 10/1/2041	498,588	497,126
Freddie Mac Gold Pool 4% 10/1/2041	144,694	144,136
Freddie Mac Gold Pool 4% 10/1/2041	14,487	14,440
Freddie Mac Gold Pool 4% 10/1/2042	119,958	119,401
Freddie Mac Gold Pool 4% 10/1/2043	5,094	5,060
Freddie Mac Gold Pool 4% 10/1/2044	64,190	63,651
Freddie Mac Gold Pool 4% 10/1/2044	1,400	1,390
Freddie Mac Gold Pool 4% 10/1/2045	562,692	557,699
Freddie Mac Gold Pool 4% 10/1/2045	304,547	301,745
Freddie Mac Gold Pool 4% 10/1/2045	11,029	10,941
Freddie Mac Gold Pool 4% 10/1/2045	1,134	1,123
Freddie Mac Gold Pool 4% 10/1/2047	260,151	256,224
Freddie Mac Gold Pool 4% 10/1/2048	434,739	427,498
Freddie Mac Gold Pool 4% 10/1/2048	109,327	107,506
Freddie Mac Gold Pool 4% 10/1/2048	23,160	22,784
Freddie Mac Gold Pool 4% 10/1/2048	21,763	21,376
Freddie Mac Gold Pool 4% 10/1/2048	10,816	10,636
Freddie Mac Gold Pool 4% 10/1/2049	425,646	417,810
Freddie Mac Gold Pool 4% 10/1/2049	147,889	145,212
Freddie Mac Gold Pool 4% 10/1/2052	2,122,882	2,065,227
Freddie Mac Gold Pool 4% 10/1/2052	1,762,371	1,714,507
Freddie Mac Gold Pool 4% 10/1/2052	763,225	742,496
Freddie Mac Gold Pool 4% 11/1/2033	57,996	58,582
Freddie Mac Gold Pool 4% 11/1/2033	8	7
Freddie Mac Gold Pool 4% 11/1/2036	613,140	613,520
Freddie Mac Gold Pool 4% 11/1/2037	2,230,602	2,223,145
Freddie Mac Gold Pool 4% 11/1/2039	38,452	38,397
Freddie Mac Gold Pool 4% 11/1/2039	9,129	9,120
Freddie Mac Gold Pool 4% 11/1/2040	65,397	65,258
Freddie Mac Gold Pool 4% 11/1/2040	18,853	18,839
Freddie Mac Gold Pool 4% 11/1/2040	12,919	12,892
Freddie Mac Gold Pool 4% 11/1/2040	1,162	1,160
Freddie Mac Gold Pool 4% 11/1/2041	541,636	539,811
Freddie Mac Gold Pool 4% 11/1/2041	3,450	3,438
Freddie Mac Gold Pool 4% 11/1/2045	176,429	174,654
Freddie Mac Gold Pool 4% 11/1/2046	723,141	714,712
Freddie Mac Gold Pool 4% 11/1/2048	1,891,058	1,857,427
Freddie Mac Gold Pool 4% 11/1/2048	206,330	202,660
Freddie Mac Gold Pool 4% 11/1/2048	86,772	85,326
Freddie Mac Gold Pool 4% 11/1/2048	37,814	37,141
Freddie Mac Gold Pool 4% 11/1/2049	112,053	109,990
Freddie Mac Gold Pool 4% 11/1/2052	3,245,716	3,157,566
Freddie Mac Gold Pool 4% 11/1/2052	2,391,622	2,326,668
Freddie Mac Gold Pool 4% 11/1/2052	2,019,765	1,964,910
Freddie Mac Gold Pool 4% 11/1/2052	1,719,742	1,677,335
Freddie Mac Gold Pool 4% 12/1/2026	345	344
Freddie Mac Gold Pool 4% 12/1/2039	18,349	18,318
Freddie Mac Gold Pool 4% 12/1/2040	285,712	285,134
Freddie Mac Gold Pool 4% 12/1/2040	125,634	125,399
Freddie Mac Gold Pool 4% 12/1/2040	43,718	43,567
Freddie Mac Gold Pool 4% 12/1/2040	6,688	6,672
Freddie Mac Gold Pool 4% 12/1/2040	4,254	4,244
Freddie Mac Gold Pool 4% 12/1/2040	4,049	4,039
Freddie Mac Gold Pool 4% 12/1/2040	3,273	3,267
Freddie Mac Gold Pool 4% 12/1/2040	2,684	2,678
Freddie Mac Gold Pool 4% 12/1/2040	2,624	2,619
Freddie Mac Gold Pool 4% 12/1/2040	2,210	2,205
Freddie Mac Gold Pool 4% 12/1/2041	47,417	47,267
Freddie Mac Gold Pool 4% 12/1/2041	2,893	2,880
Freddie Mac Gold Pool 4% 12/1/2045	83,336	82,518
Freddie Mac Gold Pool 4% 12/1/2045	68,776	68,147
Freddie Mac Gold Pool 4% 12/1/2045	9,982	9,891
Freddie Mac Gold Pool 4% 12/1/2045	4,904	4,862
Freddie Mac Gold Pool 4% 12/1/2045	3,716	3,694
Freddie Mac Gold Pool 4% 12/1/2046	373,587	369,233
Freddie Mac Gold Pool 4% 12/1/2047	23,853	23,470
Freddie Mac Gold Pool 4% 12/1/2048	204,733	201,092
Freddie Mac Gold Pool 4% 12/1/2048	59,600	58,559
Freddie Mac Gold Pool 4% 12/1/2048	51,689	50,828
Freddie Mac Gold Pool 4% 12/1/2049	178,067	174,789
Freddie Mac Gold Pool 4% 12/1/2051	716,110	698,675
Freddie Mac Gold Pool 4% 2/1/2040	1,675	1,674
Freddie Mac Gold Pool 4% 2/1/2041	354,506	353,853
Freddie Mac Gold Pool 4% 2/1/2041	159,366	159,002
Freddie Mac Gold Pool 4% 2/1/2041	91,124	90,878
Freddie Mac Gold Pool 4% 2/1/2041	85,479	85,314
Freddie Mac Gold Pool 4% 2/1/2041	52,059	51,880
Freddie Mac Gold Pool 4% 2/1/2041	34,934	34,868
Freddie Mac Gold Pool 4% 2/1/2041	4,764	4,752
Freddie Mac Gold Pool 4% 2/1/2041	1,995	1,990
Freddie Mac Gold Pool 4% 2/1/2043	491,958	488,826
Freddie Mac Gold Pool 4% 2/1/2044	813,081	807,788
Freddie Mac Gold Pool 4% 2/1/2045	245,119	243,241
Freddie Mac Gold Pool 4% 2/1/2045	4,409	4,374
Freddie Mac Gold Pool 4% 2/1/2046	800,620	792,838
Freddie Mac Gold Pool 4% 2/1/2046	22,448	22,239
Freddie Mac Gold Pool 4% 2/1/2046	5,470	5,408
Freddie Mac Gold Pool 4% 2/1/2047	304,078	300,248
Freddie Mac Gold Pool 4% 2/1/2047	17,746	17,503
Freddie Mac Gold Pool 4% 2/1/2050	37,036	36,354
Freddie Mac Gold Pool 4% 3/1/2026	107	105
Freddie Mac Gold Pool 4% 3/1/2029	15,404	15,440
Freddie Mac Gold Pool 4% 3/1/2034	24,837	25,065
Freddie Mac Gold Pool 4% 3/1/2040	678	676
Freddie Mac Gold Pool 4% 3/1/2041	181,288	180,771
Freddie Mac Gold Pool 4% 3/1/2041	1,247	1,244
Freddie Mac Gold Pool 4% 3/1/2042	6,118	6,098
Freddie Mac Gold Pool 4% 3/1/2045	13,135	13,012
Freddie Mac Gold Pool 4% 3/1/2046	82,265	81,409
Freddie Mac Gold Pool 4% 3/1/2046	10,121	10,016
Freddie Mac Gold Pool 4% 3/1/2049	5,593	5,492
Freddie Mac Gold Pool 4% 3/1/2050	113,336	111,143
Freddie Mac Gold Pool 4% 4/1/2035	102,266	103,011
Freddie Mac Gold Pool 4% 4/1/2041	22,164	22,122
Freddie Mac Gold Pool 4% 4/1/2041	2,836	2,829
Freddie Mac Gold Pool 4% 4/1/2042	216,067	215,560
Freddie Mac Gold Pool 4% 4/1/2047	715,224	705,323
Freddie Mac Gold Pool 4% 4/1/2047	165,200	162,913
Freddie Mac Gold Pool 4% 4/1/2048	237,076	233,202
Freddie Mac Gold Pool 4% 4/1/2049	8,168,264	8,058,736
Freddie Mac Gold Pool 4% 4/1/2049	17,079	16,770
Freddie Mac Gold Pool 4% 4/1/2050	116,477	114,078
Freddie Mac Gold Pool 4% 4/1/2053	3,888,933	3,806,404
Freddie Mac Gold Pool 4% 5/1/2042	99,655	99,231
Freddie Mac Gold Pool 4% 5/1/2043	3,021	3,002
Freddie Mac Gold Pool 4% 5/1/2045	7,386	7,321
Freddie Mac Gold Pool 4% 5/1/2046	34,703	34,320
Freddie Mac Gold Pool 4% 5/1/2046	3,190	3,157
Freddie Mac Gold Pool 4% 5/1/2047	212,419	209,478
Freddie Mac Gold Pool 4% 5/1/2048	670,432	659,475
Freddie Mac Gold Pool 4% 5/1/2048	86,076	84,696
Freddie Mac Gold Pool 4% 5/1/2048	11,841	11,635
Freddie Mac Gold Pool 4% 5/1/2048	3,434	3,364
Freddie Mac Gold Pool 4% 5/1/2052	20,756	20,186
Freddie Mac Gold Pool 4% 6/1/2034	122,782	123,423
Freddie Mac Gold Pool 4% 6/1/2034	114,890	115,942
Freddie Mac Gold Pool 4% 6/1/2037	13,711	13,683
Freddie Mac Gold Pool 4% 6/1/2044	17,433	17,435
Freddie Mac Gold Pool 4% 6/1/2045	6,359	6,300
Freddie Mac Gold Pool 4% 6/1/2046	1,081,347	1,075,542
Freddie Mac Gold Pool 4% 6/1/2047	17,992,082	17,639,542
Freddie Mac Gold Pool 4% 6/1/2047	222,288	218,933
Freddie Mac Gold Pool 4% 6/1/2048	73,842	72,635
Freddie Mac Gold Pool 4% 6/1/2048	71,761	70,588
Freddie Mac Gold Pool 4% 6/1/2048	7,410	7,281
Freddie Mac Gold Pool 4% 6/1/2048	4,321	4,245
Freddie Mac Gold Pool 4% 6/1/2049	214,478	210,597
Freddie Mac Gold Pool 4% 7/1/2039	66,266	66,201
Freddie Mac Gold Pool 4% 7/1/2039	14,467	14,460
Freddie Mac Gold Pool 4% 7/1/2040	1,848	1,843
Freddie Mac Gold Pool 4% 7/1/2042	102,179	101,956
Freddie Mac Gold Pool 4% 7/1/2042	8,173	8,133
Freddie Mac Gold Pool 4% 7/1/2043	9,703	9,654
Freddie Mac Gold Pool 4% 7/1/2043	2,369	2,367
Freddie Mac Gold Pool 4% 7/1/2044	164,345	163,191
Freddie Mac Gold Pool 4% 7/1/2044	30,654	30,536
Freddie Mac Gold Pool 4% 7/1/2045	449,837	448,624
Freddie Mac Gold Pool 4% 7/1/2046	9,832	9,723
Freddie Mac Gold Pool 4% 7/1/2047	1,084,177	1,067,813
Freddie Mac Gold Pool 4% 7/1/2047	40,255	39,647
Freddie Mac Gold Pool 4% 7/1/2048	758,598	746,199
Freddie Mac Gold Pool 4% 7/1/2048	484,876	476,404
Freddie Mac Gold Pool 4% 7/1/2048	326,386	321,052
Freddie Mac Gold Pool 4% 7/1/2048	68,436	67,240
Freddie Mac Gold Pool 4% 7/1/2048	6,078	5,978
Freddie Mac Gold Pool 4% 7/1/2048	2,920	2,872
Freddie Mac Gold Pool 4% 7/1/2049	981,320	963,255
Freddie Mac Gold Pool 4% 7/1/2049	296,619	291,158
Freddie Mac Gold Pool 4% 7/1/2052	189,306	185,584
Freddie Mac Gold Pool 4% 8/1/2031	2,267	2,269
Freddie Mac Gold Pool 4% 8/1/2033	44,823	45,057
Freddie Mac Gold Pool 4% 8/1/2037	154,422	154,099
Freddie Mac Gold Pool 4% 8/1/2040	7,068	7,045
Freddie Mac Gold Pool 4% 8/1/2042	86,669	86,191
Freddie Mac Gold Pool 4% 8/1/2043	37,948	37,680
Freddie Mac Gold Pool 4% 8/1/2043	9,505	9,450
Freddie Mac Gold Pool 4% 8/1/2043	4,481	4,452
Freddie Mac Gold Pool 4% 8/1/2044	311,167	308,951
Freddie Mac Gold Pool 4% 8/1/2044	18,435	18,306
Freddie Mac Gold Pool 4% 8/1/2044	11,311	11,222
Freddie Mac Gold Pool 4% 8/1/2045	3,179	3,182
Freddie Mac Gold Pool 4% 8/1/2045	3,107	3,080
Freddie Mac Gold Pool 4% 8/1/2046	3,501	3,462
Freddie Mac Gold Pool 4% 8/1/2048	1,124,401	1,106,024
Freddie Mac Gold Pool 4% 8/1/2048	227,085	221,982
Freddie Mac Gold Pool 4% 8/1/2048	172,864	168,785
Freddie Mac Gold Pool 4% 8/1/2048	81,445	80,088
Freddie Mac Gold Pool 4% 8/1/2048	13,059	12,858
Freddie Mac Gold Pool 4% 8/1/2048	12,014	11,818
Freddie Mac Gold Pool 4% 8/1/2048	3,430	3,373
Freddie Mac Gold Pool 4% 8/1/2049	1,330,945	1,306,444
Freddie Mac Gold Pool 4% 8/1/2052	7,865,811	7,711,178
Freddie Mac Gold Pool 4% 9/1/2038	64,251	64,654
Freddie Mac Gold Pool 4% 9/1/2039	106,004	105,881
Freddie Mac Gold Pool 4% 9/1/2040	87,880	87,710
Freddie Mac Gold Pool 4% 9/1/2041	3,400	3,390
Freddie Mac Gold Pool 4% 9/1/2041	1,683	1,676
Freddie Mac Gold Pool 4% 9/1/2043	5,861	5,827
Freddie Mac Gold Pool 4% 9/1/2043	5,861	5,823
Freddie Mac Gold Pool 4% 9/1/2044	30,704	30,501
Freddie Mac Gold Pool 4% 9/1/2044	27,552	27,321
Freddie Mac Gold Pool 4% 9/1/2044	25,909	25,722
Freddie Mac Gold Pool 4% 9/1/2045	1,206,698	1,196,190
Freddie Mac Gold Pool 4% 9/1/2045	84,789	84,046
Freddie Mac Gold Pool 4% 9/1/2045	62,269	61,783
Freddie Mac Gold Pool 4% 9/1/2045	16,375	16,237
Freddie Mac Gold Pool 4% 9/1/2045	12,515	12,399
Freddie Mac Gold Pool 4% 9/1/2046	6,967	6,890
Freddie Mac Gold Pool 4% 9/1/2047	132,380	130,382
Freddie Mac Gold Pool 4% 9/1/2048	2,655,389	2,608,996
Freddie Mac Gold Pool 4% 9/1/2048	138,914	136,601
Freddie Mac Gold Pool 4% 9/1/2048	131,132	129,152
Freddie Mac Gold Pool 4% 9/1/2048	121,808	119,779
Freddie Mac Gold Pool 4% 9/1/2048	104,202	102,349
Freddie Mac Gold Pool 4% 9/1/2048	100,913	99,263
Freddie Mac Gold Pool 4% 9/1/2048	78,248	76,945
Freddie Mac Gold Pool 4% 9/1/2048	73,860	72,653
Freddie Mac Gold Pool 4% 9/1/2048	9,209	9,056
Freddie Mac Gold Pool 4% 9/1/2049	379,074	372,096
Freddie Mac Gold Pool 4% 9/1/2052	11,356,485	11,051,605
Freddie Mac Gold Pool 4% 9/1/2052	3,544,684	3,468,353
Freddie Mac Gold Pool 4.5% 1/1/2041	102,724	104,593
Freddie Mac Gold Pool 4.5% 1/1/2042	71,299	72,600
Freddie Mac Gold Pool 4.5% 1/1/2044	256,807	261,314
Freddie Mac Gold Pool 4.5% 1/1/2048	28,131	28,245
Freddie Mac Gold Pool 4.5% 1/1/2049	780,658	781,196
Freddie Mac Gold Pool 4.5% 1/1/2049	175,165	175,492
Freddie Mac Gold Pool 4.5% 1/1/2049	155,954	156,062
Freddie Mac Gold Pool 4.5% 1/1/2049	113,706	113,516
Freddie Mac Gold Pool 4.5% 1/1/2049	100,649	100,782
Freddie Mac Gold Pool 4.5% 1/1/2049	15,692	15,722
Freddie Mac Gold Pool 4.5% 1/1/2050	57,208	57,212
Freddie Mac Gold Pool 4.5% 1/1/2053	11,818,407	11,782,234
Freddie Mac Gold Pool 4.5% 1/1/2053	1,008,555	1,001,055
Freddie Mac Gold Pool 4.5% 1/1/2053	259,788	257,856
Freddie Mac Gold Pool 4.5% 10/1/2039	21,680	22,068
Freddie Mac Gold Pool 4.5% 10/1/2040	47,692	48,566
Freddie Mac Gold Pool 4.5% 10/1/2041	234,052	238,336
Freddie Mac Gold Pool 4.5% 10/1/2043	74,393	75,679
Freddie Mac Gold Pool 4.5% 10/1/2044	2,905	2,953
Freddie Mac Gold Pool 4.5% 10/1/2047	8,136	8,182
Freddie Mac Gold Pool 4.5% 10/1/2048	50,984	51,020
Freddie Mac Gold Pool 4.5% 10/1/2048	28,264	28,317
Freddie Mac Gold Pool 4.5% 10/1/2052	3,159,693	3,137,186
Freddie Mac Gold Pool 4.5% 10/1/2052	1,716,295	1,704,069
Freddie Mac Gold Pool 4.5% 10/1/2052	67,295	66,879
Freddie Mac Gold Pool 4.5% 10/1/2052	38,911	38,633
Freddie Mac Gold Pool 4.5% 10/1/2054	991,511	983,519
Freddie Mac Gold Pool 4.5% 10/1/2054	790,605	783,491
Freddie Mac Gold Pool 4.5% 10/1/2054	741,108	734,323
Freddie Mac Gold Pool 4.5% 10/1/2054	234,981	232,786
Freddie Mac Gold Pool 4.5% 10/1/2054	225,955	224,141
Freddie Mac Gold Pool 4.5% 11/1/2039	383,621	390,531
Freddie Mac Gold Pool 4.5% 11/1/2040	9,311,974	9,469,609
Freddie Mac Gold Pool 4.5% 11/1/2041	240,660	245,070
Freddie Mac Gold Pool 4.5% 11/1/2044	6,918	7,006
Freddie Mac Gold Pool 4.5% 11/1/2047	125,518	126,026
Freddie Mac Gold Pool 4.5% 11/1/2047	103,340	103,759
Freddie Mac Gold Pool 4.5% 11/1/2047	24,192	24,290
Freddie Mac Gold Pool 4.5% 11/1/2047	23,354	23,433
Freddie Mac Gold Pool 4.5% 11/1/2047	9,315	9,349
Freddie Mac Gold Pool 4.5% 11/1/2047	8,890	8,920
Freddie Mac Gold Pool 4.5% 11/1/2048	280,076	280,269
Freddie Mac Gold Pool 4.5% 11/1/2048	137,990	138,085
Freddie Mac Gold Pool 4.5% 11/1/2048	77,779	77,745
Freddie Mac Gold Pool 4.5% 11/1/2048	14,398	14,424
Freddie Mac Gold Pool 4.5% 11/1/2052	210,483	208,984
Freddie Mac Gold Pool 4.5% 11/1/2052	185,491	183,938
Freddie Mac Gold Pool 4.5% 11/1/2053	365,862	362,799
Freddie Mac Gold Pool 4.5% 11/1/2054	924,048	915,733
Freddie Mac Gold Pool 4.5% 12/1/2043	247,335	251,609
Freddie Mac Gold Pool 4.5% 12/1/2044	14,969	15,160
Freddie Mac Gold Pool 4.5% 12/1/2048	667,090	667,550
Freddie Mac Gold Pool 4.5% 12/1/2048	148,977	149,673
Freddie Mac Gold Pool 4.5% 12/1/2048	35,241	35,266
Freddie Mac Gold Pool 4.5% 12/1/2048	4,324	4,327
Freddie Mac Gold Pool 4.5% 12/1/2052	26,575,422	26,386,120
Freddie Mac Gold Pool 4.5% 12/1/2054	263,533	261,096
Freddie Mac Gold Pool 4.5% 2/1/2031	2,519	2,544
Freddie Mac Gold Pool 4.5% 2/1/2041	20,907	21,287
Freddie Mac Gold Pool 4.5% 2/1/2045	3,901	3,969
Freddie Mac Gold Pool 4.5% 2/1/2046	18,517	18,702
Freddie Mac Gold Pool 4.5% 2/1/2047	29,119	29,319
Freddie Mac Gold Pool 4.5% 2/1/2048	30,382	30,505
Freddie Mac Gold Pool 4.5% 2/1/2049	277,981	278,173
Freddie Mac Gold Pool 4.5% 2/1/2049	10,532	10,552
Freddie Mac Gold Pool 4.5% 2/1/2053	3,416,600	3,398,669
Freddie Mac Gold Pool 4.5% 2/1/2053	748,313	742,749
Freddie Mac Gold Pool 4.5% 2/1/2054	968,685	960,271
Freddie Mac Gold Pool 4.5% 3/1/2047	6,754	6,800
Freddie Mac Gold Pool 4.5% 3/1/2049	447,142	446,494
Freddie Mac Gold Pool 4.5% 3/1/2049	187,019	187,148
Freddie Mac Gold Pool 4.5% 3/1/2053	494,065	490,236
Freddie Mac Gold Pool 4.5% 3/1/2053	479,205	475,402
Freddie Mac Gold Pool 4.5% 3/1/2053	70,338	69,903
Freddie Mac Gold Pool 4.5% 4/1/2041	28,406	28,922
Freddie Mac Gold Pool 4.5% 4/1/2041	27,707	28,215
Freddie Mac Gold Pool 4.5% 4/1/2044	106,274	108,120
Freddie Mac Gold Pool 4.5% 4/1/2046	4,321	4,364
Freddie Mac Gold Pool 4.5% 4/1/2047	70,274	70,642
Freddie Mac Gold Pool 4.5% 4/1/2047	13,670	13,763
Freddie Mac Gold Pool 4.5% 4/1/2047	6,456	6,501
Freddie Mac Gold Pool 4.5% 4/1/2048	85,708	85,975
Freddie Mac Gold Pool 4.5% 4/1/2048	25,093	25,178
Freddie Mac Gold Pool 4.5% 4/1/2049	237,445	237,609
Freddie Mac Gold Pool 4.5% 4/1/2049	148,504	149,813
Freddie Mac Gold Pool 4.5% 4/1/2049	2,407	2,412
Freddie Mac Gold Pool 4.5% 4/1/2052	48,096	47,844
Freddie Mac Gold Pool 4.5% 4/1/2053	4,910,306	4,872,260
Freddie Mac Gold Pool 4.5% 4/1/2054	557,822	552,977
Freddie Mac Gold Pool 4.5% 4/1/2054	491,334	487,066
Freddie Mac Gold Pool 4.5% 5/1/2039	156,725	159,722
Freddie Mac Gold Pool 4.5% 5/1/2039	117,939	120,078
Freddie Mac Gold Pool 4.5% 5/1/2041	29,757	30,297
Freddie Mac Gold Pool 4.5% 5/1/2041	26,494	26,978
Freddie Mac Gold Pool 4.5% 5/1/2041	19,856	20,219
Freddie Mac Gold Pool 4.5% 5/1/2044	39,164	39,857
Freddie Mac Gold Pool 4.5% 5/1/2047	8,557	8,605
Freddie Mac Gold Pool 4.5% 5/1/2047	4,812	4,845
Freddie Mac Gold Pool 4.5% 5/1/2047	4,017	4,045
Freddie Mac Gold Pool 4.5% 5/1/2048	726,369	728,630
Freddie Mac Gold Pool 4.5% 5/1/2049	316,683	316,901
Freddie Mac Gold Pool 4.5% 5/1/2049	160,826	161,590
Freddie Mac Gold Pool 4.5% 5/1/2053	37,525	37,234
Freddie Mac Gold Pool 4.5% 5/1/2053	25,292	25,096
Freddie Mac Gold Pool 4.5% 5/1/2054	1,020,954	1,014,320
Freddie Mac Gold Pool 4.5% 5/1/2054	121,487	120,409
Freddie Mac Gold Pool 4.5% 6/1/2041	27,303	27,793
Freddie Mac Gold Pool 4.5% 6/1/2041	22,864	23,282
Freddie Mac Gold Pool 4.5% 6/1/2041	19,233	19,580
Freddie Mac Gold Pool 4.5% 6/1/2041	12,955	13,191
Freddie Mac Gold Pool 4.5% 6/1/2041	9,055	9,217
Freddie Mac Gold Pool 4.5% 6/1/2047	58,754	59,084
Freddie Mac Gold Pool 4.5% 6/1/2047	57,179	57,433
Freddie Mac Gold Pool 4.5% 6/1/2047	4,920	4,953
Freddie Mac Gold Pool 4.5% 6/1/2048	128,513	128,953
Freddie Mac Gold Pool 4.5% 6/1/2048	51,521	51,621
Freddie Mac Gold Pool 4.5% 6/1/2048	35,546	35,657
Freddie Mac Gold Pool 4.5% 6/1/2048	3,731	3,738
Freddie Mac Gold Pool 4.5% 6/1/2049	14,185	14,190
Freddie Mac Gold Pool 4.5% 6/1/2053	1,881,300	1,865,547
Freddie Mac Gold Pool 4.5% 6/1/2053	700,333	693,703
Freddie Mac Gold Pool 4.5% 6/1/2053	353,810	350,847
Freddie Mac Gold Pool 4.5% 6/1/2054	878,825	871,027
Freddie Mac Gold Pool 4.5% 7/1/2030	3,170	3,197
Freddie Mac Gold Pool 4.5% 7/1/2039	150,559	153,255
Freddie Mac Gold Pool 4.5% 7/1/2040	4,628,623	4,649,368
Freddie Mac Gold Pool 4.5% 7/1/2041	111,492	113,528
Freddie Mac Gold Pool 4.5% 7/1/2047	238,910	240,251
Freddie Mac Gold Pool 4.5% 7/1/2047	73,558	73,695
Freddie Mac Gold Pool 4.5% 7/1/2048	13,405	13,438
Freddie Mac Gold Pool 4.5% 7/1/2048	5,581	5,589
Freddie Mac Gold Pool 4.5% 7/1/2048	5,417	5,424
Freddie Mac Gold Pool 4.5% 7/1/2049	17,111	17,118
Freddie Mac Gold Pool 4.5% 7/1/2053	839,501	832,472
Freddie Mac Gold Pool 4.5% 7/1/2053	446,248	442,511
Freddie Mac Gold Pool 4.5% 7/1/2053	292,951	290,498
Freddie Mac Gold Pool 4.5% 7/1/2053	34,870	34,555
Freddie Mac Gold Pool 4.5% 8/1/2039	30,434	30,979
Freddie Mac Gold Pool 4.5% 8/1/2047	656,546	660,231
Freddie Mac Gold Pool 4.5% 8/1/2048	2,449,058	2,452,277
Freddie Mac Gold Pool 4.5% 8/1/2048	419,334	420,377
Freddie Mac Gold Pool 4.5% 8/1/2048	83,169	83,229
Freddie Mac Gold Pool 4.5% 8/1/2048	70,796	70,889
Freddie Mac Gold Pool 4.5% 8/1/2052	17,011,084	16,889,911
Freddie Mac Gold Pool 4.5% 8/1/2053	2,690,317	2,667,791
Freddie Mac Gold Pool 4.5% 8/1/2053	343,706	340,828
Freddie Mac Gold Pool 4.5% 8/1/2053	245,798	243,970
Freddie Mac Gold Pool 4.5% 8/1/2054	515,409	510,916
Freddie Mac Gold Pool 4.5% 9/1/2038	239	243
Freddie Mac Gold Pool 4.5% 9/1/2044	6,918	7,037
Freddie Mac Gold Pool 4.5% 9/1/2044	2,442	2,484
Freddie Mac Gold Pool 4.5% 9/1/2046	23,780	23,980
Freddie Mac Gold Pool 4.5% 9/1/2046	8,640	8,745
Freddie Mac Gold Pool 4.5% 9/1/2047	86,946	87,434
Freddie Mac Gold Pool 4.5% 9/1/2047	58,670	58,999
Freddie Mac Gold Pool 4.5% 9/1/2047	18,285	18,388
Freddie Mac Gold Pool 4.5% 9/1/2047	14,447	14,528
Freddie Mac Gold Pool 4.5% 9/1/2048	393,945	394,925
Freddie Mac Gold Pool 4.5% 9/1/2048	225,035	225,454
Freddie Mac Gold Pool 4.5% 9/1/2052	27,884,889	27,686,259
Freddie Mac Gold Pool 4.5% 9/1/2052	471,800	468,439
Freddie Mac Gold Pool 4.5% 9/1/2052	157,125	156,006
Freddie Mac Gold Pool 4.5% 9/1/2054	1,431,982	1,419,096
Freddie Mac Gold Pool 4.5% 9/1/2054	736,943	730,058
Freddie Mac Gold Pool 5% 1/1/2037	1,367	1,409
Freddie Mac Gold Pool 5% 1/1/2039	1,778	1,839
Freddie Mac Gold Pool 5% 1/1/2039	320	331
Freddie Mac Gold Pool 5% 1/1/2040	10,402	10,770
Freddie Mac Gold Pool 5% 1/1/2049	45,470	46,674
Freddie Mac Gold Pool 5% 1/1/2053	770,219	776,644
Freddie Mac Gold Pool 5% 1/1/2053	561,532	567,455
Freddie Mac Gold Pool 5% 1/1/2053	348,301	351,636
Freddie Mac Gold Pool 5% 1/1/2053	128,380	130,314
Freddie Mac Gold Pool 5% 1/1/2054	443,415	446,836
Freddie Mac Gold Pool 5% 1/1/2055	699,723	704,948
Freddie Mac Gold Pool 5% 10/1/2038	3,352	3,467
Freddie Mac Gold Pool 5% 10/1/2039	1,076	1,113
Freddie Mac Gold Pool 5% 10/1/2048	418,532	429,610
Freddie Mac Gold Pool 5% 10/1/2049	5,634,336	5,783,461
Freddie Mac Gold Pool 5% 10/1/2052	595,927	599,303
Freddie Mac Gold Pool 5% 10/1/2052	132,643	134,205
Freddie Mac Gold Pool 5% 10/1/2052	103,574	104,827
Freddie Mac Gold Pool 5% 10/1/2052	28,068	28,399
Freddie Mac Gold Pool 5% 11/1/2038	8,000	8,271
Freddie Mac Gold Pool 5% 11/1/2038	6,482	6,710
Freddie Mac Gold Pool 5% 11/1/2048	3,302	3,375
Freddie Mac Gold Pool 5% 11/1/2052	613,836	621,642
Freddie Mac Gold Pool 5% 11/1/2052	502,640	508,561
Freddie Mac Gold Pool 5% 11/1/2053	9,439,854	9,521,553
Freddie Mac Gold Pool 5% 11/1/2054	19,254,610	19,367,099
Freddie Mac Gold Pool 5% 11/1/2054	259,578	261,395
Freddie Mac Gold Pool 5% 11/1/2054	58,504	58,828
Freddie Mac Gold Pool 5% 11/1/2054	38,564	38,777
Freddie Mac Gold Pool 5% 12/1/2036	9,500	9,806
Freddie Mac Gold Pool 5% 12/1/2038	75,343	77,887
Freddie Mac Gold Pool 5% 12/1/2038	2,349	2,431
Freddie Mac Gold Pool 5% 12/1/2048	157,053	160,542
Freddie Mac Gold Pool 5% 12/1/2048	25,115	25,673
Freddie Mac Gold Pool 5% 12/1/2049	143,919	147,188
Freddie Mac Gold Pool 5% 12/1/2052	9,000,870	9,106,898
Freddie Mac Gold Pool 5% 12/1/2053	11,565,149	11,817,035
Freddie Mac Gold Pool 5% 12/1/2053	1,839,871	1,854,070
Freddie Mac Gold Pool 5% 12/1/2054	961,669	967,287
Freddie Mac Gold Pool 5% 2/1/2037	5,156	5,326
Freddie Mac Gold Pool 5% 2/1/2038	102,351	105,297
Freddie Mac Gold Pool 5% 2/1/2038	20,105	20,800
Freddie Mac Gold Pool 5% 2/1/2038	1,862	1,925
Freddie Mac Gold Pool 5% 2/1/2039	72,319	74,858
Freddie Mac Gold Pool 5% 2/1/2039	2,097	2,169
Freddie Mac Gold Pool 5% 2/1/2049	387,257	397,479
Freddie Mac Gold Pool 5% 2/1/2049	340,761	347,991
Freddie Mac Gold Pool 5% 2/1/2053	7,847,247	7,924,235
Freddie Mac Gold Pool 5% 2/1/2053	775,444	784,578
Freddie Mac Gold Pool 5% 2/1/2053	689,809	695,898
Freddie Mac Gold Pool 5% 2/1/2053	178,366	180,467
Freddie Mac Gold Pool 5% 2/1/2053	81,074	81,734
Freddie Mac Gold Pool 5% 2/1/2055	25,746,874	25,889,247
Freddie Mac Gold Pool 5% 3/1/2027	41	40
Freddie Mac Gold Pool 5% 3/1/2037	881	910
Freddie Mac Gold Pool 5% 3/1/2037	112	116
Freddie Mac Gold Pool 5% 3/1/2038	7,692	7,951
Freddie Mac Gold Pool 5% 3/1/2038	374	386
Freddie Mac Gold Pool 5% 3/1/2039	2,752	2,848
Freddie Mac Gold Pool 5% 3/1/2050	444,551	454,650
Freddie Mac Gold Pool 5% 3/1/2053	681,365	688,965
Freddie Mac Gold Pool 5% 3/1/2053	241,443	243,382
Freddie Mac Gold Pool 5% 3/1/2054	1,094,784	1,102,206
Freddie Mac Gold Pool 5% 4/1/2028	62	61
Freddie Mac Gold Pool 5% 4/1/2038	37,731	39,017
Freddie Mac Gold Pool 5% 4/1/2038	31,954	33,067
Freddie Mac Gold Pool 5% 4/1/2038	2,553	2,642
Freddie Mac Gold Pool 5% 4/1/2039	209	216
Freddie Mac Gold Pool 5% 4/1/2040	727,594	740,884
Freddie Mac Gold Pool 5% 4/1/2049	85,371	87,524
Freddie Mac Gold Pool 5% 4/1/2050	46,543	47,600
Freddie Mac Gold Pool 5% 4/1/2053	9,155,832	9,308,034
Freddie Mac Gold Pool 5% 4/1/2053	612,400	618,465
Freddie Mac Gold Pool 5% 4/1/2053	52,386	52,795
Freddie Mac Gold Pool 5% 4/1/2054	1,112,444	1,121,376
Freddie Mac Gold Pool 5% 4/1/2055	47,588	47,836
Freddie Mac Gold Pool 5% 5/1/2028	2,096	2,111
Freddie Mac Gold Pool 5% 5/1/2035	81,576	84,045
Freddie Mac Gold Pool 5% 5/1/2037	1,226	1,266
Freddie Mac Gold Pool 5% 5/1/2039	2,438,455	2,482,691
Freddie Mac Gold Pool 5% 5/1/2050	383,988	392,711
Freddie Mac Gold Pool 5% 5/1/2053	1,035,326	1,045,613
Freddie Mac Gold Pool 5% 5/1/2053	281,582	283,781
Freddie Mac Gold Pool 5% 5/1/2053	165,887	167,738
Freddie Mac Gold Pool 5% 5/1/2053	120,446	121,564
Freddie Mac Gold Pool 5% 5/1/2054	1,764,635	1,776,599
Freddie Mac Gold Pool 5% 6/1/2037	1,698	1,754
Freddie Mac Gold Pool 5% 6/1/2037	1,440	1,489
Freddie Mac Gold Pool 5% 6/1/2038	53,491	55,334
Freddie Mac Gold Pool 5% 6/1/2038	8,033	8,303
Freddie Mac Gold Pool 5% 6/1/2038	4,165	4,306
Freddie Mac Gold Pool 5% 6/1/2048	183,297	188,263
Freddie Mac Gold Pool 5% 6/1/2050	433,333	442,635
Freddie Mac Gold Pool 5% 6/1/2053	3,513,971	3,546,580
Freddie Mac Gold Pool 5% 6/1/2054	466,038	469,198
Freddie Mac Gold Pool 5% 6/1/2054	32,432	32,764
Freddie Mac Gold Pool 5% 6/1/2055	45,497	45,781
Freddie Mac Gold Pool 5% 7/1/2031	378	382
Freddie Mac Gold Pool 5% 7/1/2036	546	564
Freddie Mac Gold Pool 5% 7/1/2038	462	478
Freddie Mac Gold Pool 5% 7/1/2040	19,565	20,243
Freddie Mac Gold Pool 5% 7/1/2049	1,984	2,022
Freddie Mac Gold Pool 5% 7/1/2052	9,752,271	9,876,293
Freddie Mac Gold Pool 5% 7/1/2054	195,745	197,011
Freddie Mac Gold Pool 5% 8/1/2037	3,744	3,867
Freddie Mac Gold Pool 5% 8/1/2038	9,347	9,666
Freddie Mac Gold Pool 5% 8/1/2038	6,958	7,183
Freddie Mac Gold Pool 5% 8/1/2040	232,682	241,113
Freddie Mac Gold Pool 5% 8/1/2040	84,118	87,045
Freddie Mac Gold Pool 5% 8/1/2040	8,573	8,883
Freddie Mac Gold Pool 5% 8/1/2040	2,272	2,355
Freddie Mac Gold Pool 5% 8/1/2048	322,631	331,372
Freddie Mac Gold Pool 5% 8/1/2048	11,595	11,909
Freddie Mac Gold Pool 5% 8/1/2049	3,498	3,584
Freddie Mac Gold Pool 5% 8/1/2052	6,800,590	6,921,162
Freddie Mac Gold Pool 5% 8/1/2052	2,739,636	2,767,285
Freddie Mac Gold Pool 5% 8/1/2052	292,157	296,146
Freddie Mac Gold Pool 5% 8/1/2053	540,550	545,229
Freddie Mac Gold Pool 5% 8/1/2053	334,486	337,590
Freddie Mac Gold Pool 5% 8/1/2055	4,434,320	4,494,869
Freddie Mac Gold Pool 5% 9/1/2031	630	638
Freddie Mac Gold Pool 5% 9/1/2038	159,541	165,017
Freddie Mac Gold Pool 5% 9/1/2038	84,696	86,311
Freddie Mac Gold Pool 5% 9/1/2039	141,255	146,103
Freddie Mac Gold Pool 5% 9/1/2039	106,282	109,974
Freddie Mac Gold Pool 5% 9/1/2039	3,437	3,560
Freddie Mac Gold Pool 5% 9/1/2052	5,882,485	5,946,337
Freddie Mac Gold Pool 5% 9/1/2052	742,923	750,119
Freddie Mac Gold Pool 5% 9/1/2052	585,653	596,761
Freddie Mac Gold Pool 5% 9/1/2052	336,270	339,789
Freddie Mac Gold Pool 5% 9/1/2054	39,663	39,895
Freddie Mac Gold Pool 5% 9/1/2055	3,558,128	3,576,692
Freddie Mac Gold Pool 5.5% 1/1/2036	25,281	26,467
Freddie Mac Gold Pool 5.5% 1/1/2037	3,453	3,620
Freddie Mac Gold Pool 5.5% 1/1/2037	2,483	2,599
Freddie Mac Gold Pool 5.5% 1/1/2038	8,330	8,764
Freddie Mac Gold Pool 5.5% 1/1/2038	4,075	4,264
Freddie Mac Gold Pool 5.5% 1/1/2038	1,897	1,986
Freddie Mac Gold Pool 5.5% 1/1/2039	51,605	53,887
Freddie Mac Gold Pool 5.5% 1/1/2039	4,733	4,968
Freddie Mac Gold Pool 5.5% 1/1/2041	9,640	10,127
Freddie Mac Gold Pool 5.5% 1/1/2053	6,033,583	6,150,685
Freddie Mac Gold Pool 5.5% 1/1/2053	4,652,328	4,757,815
Freddie Mac Gold Pool 5.5% 1/1/2053	264,483	269,616
Freddie Mac Gold Pool 5.5% 1/1/2054	2,572,389	2,623,480
Freddie Mac Gold Pool 5.5% 1/1/2054	581,798	592,117
Freddie Mac Gold Pool 5.5% 1/1/2055	2,512,157	2,555,575
Freddie Mac Gold Pool 5.5% 10/1/2033	1,568	1,633
Freddie Mac Gold Pool 5.5% 10/1/2035	11,311	11,841
Freddie Mac Gold Pool 5.5% 10/1/2036	701	735
Freddie Mac Gold Pool 5.5% 10/1/2053	289,775	295,530
Freddie Mac Gold Pool 5.5% 10/1/2054	8,713,301	8,994,595
Freddie Mac Gold Pool 5.5% 10/1/2055	13,609,252	14,060,299
Freddie Mac Gold Pool 5.5% 11/1/2028	1,219	1,240
Freddie Mac Gold Pool 5.5% 11/1/2037	9,458	9,903
Freddie Mac Gold Pool 5.5% 11/1/2038	1,918	2,016
Freddie Mac Gold Pool 5.5% 11/1/2052	157,140	161,145
Freddie Mac Gold Pool 5.5% 11/1/2053	2,431,522	2,479,816
Freddie Mac Gold Pool 5.5% 11/1/2053	29,435	30,018
Freddie Mac Gold Pool 5.5% 11/1/2054	8,039,325	8,321,471
Freddie Mac Gold Pool 5.5% 11/1/2054	5,381,347	5,473,009
Freddie Mac Gold Pool 5.5% 12/1/2035	1,313	1,376
Freddie Mac Gold Pool 5.5% 12/1/2037	761	800
Freddie Mac Gold Pool 5.5% 12/1/2039	24,268	25,502
Freddie Mac Gold Pool 5.5% 12/1/2052	9,753,812	9,974,969
Freddie Mac Gold Pool 5.5% 12/1/2053	17,749,802	18,141,165
Freddie Mac Gold Pool 5.5% 12/1/2054	19,265,203	19,598,170
Freddie Mac Gold Pool 5.5% 2/1/2028	55	55
Freddie Mac Gold Pool 5.5% 2/1/2036	578	606
Freddie Mac Gold Pool 5.5% 2/1/2038	2,061	2,165
Freddie Mac Gold Pool 5.5% 2/1/2039	2,645	2,777
Freddie Mac Gold Pool 5.5% 3/1/2034	108,518	112,996
Freddie Mac Gold Pool 5.5% 3/1/2037	846	886
Freddie Mac Gold Pool 5.5% 3/1/2038	3,904	4,103
Freddie Mac Gold Pool 5.5% 3/1/2039	234,895	246,675
Freddie Mac Gold Pool 5.5% 3/1/2039	6,721	7,072
Freddie Mac Gold Pool 5.5% 3/1/2053	9,404,991	9,615,300
Freddie Mac Gold Pool 5.5% 3/1/2053	616,816	628,701
Freddie Mac Gold Pool 5.5% 3/1/2054	7,704,377	7,833,336
Freddie Mac Gold Pool 5.5% 3/1/2055	1,896,311	1,929,086
Freddie Mac Gold Pool 5.5% 4/1/2027	57	56
Freddie Mac Gold Pool 5.5% 4/1/2038	21,216	22,291
Freddie Mac Gold Pool 5.5% 4/1/2038	3,866	4,059
Freddie Mac Gold Pool 5.5% 4/1/2038	1,807	1,897
Freddie Mac Gold Pool 5.5% 4/1/2038	1,557	1,633
Freddie Mac Gold Pool 5.5% 4/1/2039	17,072	17,931
Freddie Mac Gold Pool 5.5% 4/1/2040	60,134	63,422
Freddie Mac Gold Pool 5.5% 4/1/2053	16,172,711	16,534,356
Freddie Mac Gold Pool 5.5% 4/1/2053	11,525,856	11,783,591
Freddie Mac Gold Pool 5.5% 4/1/2053	92,256	94,319
Freddie Mac Gold Pool 5.5% 4/1/2054	12,761,906	13,238,709
Freddie Mac Gold Pool 5.5% 4/1/2054	235,578	240,017
Freddie Mac Gold Pool 5.5% 4/1/2055	230,738	234,654
Freddie Mac Gold Pool 5.5% 5/1/2028	664	675
Freddie Mac Gold Pool 5.5% 5/1/2036	3,509	3,663
Freddie Mac Gold Pool 5.5% 5/1/2036	1,848	1,935
Freddie Mac Gold Pool 5.5% 5/1/2036	627	657
Freddie Mac Gold Pool 5.5% 5/1/2036	538	565
Freddie Mac Gold Pool 5.5% 5/1/2037	65,906	69,152
Freddie Mac Gold Pool 5.5% 5/1/2037	1,919	2,013
Freddie Mac Gold Pool 5.5% 5/1/2037	568	595
Freddie Mac Gold Pool 5.5% 5/1/2038	36,932	38,814
Freddie Mac Gold Pool 5.5% 5/1/2038	1,645	1,728
Freddie Mac Gold Pool 5.5% 5/1/2038	1,575	1,656
Freddie Mac Gold Pool 5.5% 5/1/2038	1,482	1,558
Freddie Mac Gold Pool 5.5% 5/1/2040	1,396	1,467
Freddie Mac Gold Pool 5.5% 5/1/2040	1,359	1,427
Freddie Mac Gold Pool 5.5% 5/1/2054	11,708,911	11,929,575
Freddie Mac Gold Pool 5.5% 5/1/2055	24,140,449	24,545,888
Freddie Mac Gold Pool 5.5% 6/1/2027	1,334	1,356
Freddie Mac Gold Pool 5.5% 6/1/2030	1,941	1,973
Freddie Mac Gold Pool 5.5% 6/1/2038	18,807	19,756
Freddie Mac Gold Pool 5.5% 6/1/2038	3,895	4,093
Freddie Mac Gold Pool 5.5% 6/1/2038	2,886	3,036
Freddie Mac Gold Pool 5.5% 6/1/2038	2,220	2,329
Freddie Mac Gold Pool 5.5% 6/1/2040	12,065	12,710
Freddie Mac Gold Pool 5.5% 6/1/2041	110,091	114,828
Freddie Mac Gold Pool 5.5% 6/1/2041	79,898	83,812
Freddie Mac Gold Pool 5.5% 6/1/2041	37,959	39,702
Freddie Mac Gold Pool 5.5% 6/1/2049	827,885	864,766
Freddie Mac Gold Pool 5.5% 6/1/2053	655,594	671,483
Freddie Mac Gold Pool 5.5% 6/1/2053	638,181	653,050
Freddie Mac Gold Pool 5.5% 6/1/2053	439,444	452,429
Freddie Mac Gold Pool 5.5% 6/1/2053	367,191	374,828
Freddie Mac Gold Pool 5.5% 6/1/2053	257,468	262,719
Freddie Mac Gold Pool 5.5% 6/1/2054	6,262,050	6,377,422
Freddie Mac Gold Pool 5.5% 6/1/2055	13,935,987	14,169,225
Freddie Mac Gold Pool 5.5% 7/1/2028	782	795
Freddie Mac Gold Pool 5.5% 7/1/2035	68,830	71,618
Freddie Mac Gold Pool 5.5% 7/1/2036	34,077	35,729
Freddie Mac Gold Pool 5.5% 7/1/2038	1,951	2,047
Freddie Mac Gold Pool 5.5% 7/1/2038	1,183	1,242
Freddie Mac Gold Pool 5.5% 7/1/2039	1,353	1,419
Freddie Mac Gold Pool 5.5% 7/1/2053	4,981,156	5,084,758
Freddie Mac Gold Pool 5.5% 7/1/2053	2,183,101	2,229,871
Freddie Mac Gold Pool 5.5% 7/1/2053	604,337	616,907
Freddie Mac Gold Pool 5.5% 7/1/2053	410,347	418,881
Freddie Mac Gold Pool 5.5% 7/1/2053	34,617	35,337
Freddie Mac Gold Pool 5.5% 7/1/2053	12,623	12,885
Freddie Mac Gold Pool 5.5% 7/1/2054	337,552	343,703
Freddie Mac Gold Pool 5.5% 7/1/2054	266,185	271,035
Freddie Mac Gold Pool 5.5% 7/1/2055	18,175,788	18,479,985
Freddie Mac Gold Pool 5.5% 7/1/2055	4,161,724	4,231,376
Freddie Mac Gold Pool 5.5% 8/1/2038	4,160	4,367
Freddie Mac Gold Pool 5.5% 8/1/2038	2,816	2,954
Freddie Mac Gold Pool 5.5% 8/1/2038	1,735	1,823
Freddie Mac Gold Pool 5.5% 8/1/2038	735	770
Freddie Mac Gold Pool 5.5% 8/1/2039	8,317,884	8,543,203
Freddie Mac Gold Pool 5.5% 8/1/2039	30,136	31,705
Freddie Mac Gold Pool 5.5% 8/1/2040	7,221	7,587
Freddie Mac Gold Pool 5.5% 8/1/2053	4,215,388	4,303,063
Freddie Mac Gold Pool 5.5% 8/1/2053	1,403,836	1,433,035
Freddie Mac Gold Pool 5.5% 8/1/2053	1,131,092	1,154,618
Freddie Mac Gold Pool 5.5% 8/1/2053	1,049,138	1,070,959
Freddie Mac Gold Pool 5.5% 8/1/2053	149,302	152,396
Freddie Mac Gold Pool 5.5% 8/1/2053	38,461	39,246
Freddie Mac Gold Pool 5.5% 8/1/2054	10,079,289	10,262,942
Freddie Mac Gold Pool 5.5% 8/1/2055	3,347,887	3,403,918
Freddie Mac Gold Pool 5.5% 9/1/2038	25,438	26,735
Freddie Mac Gold Pool 5.5% 9/1/2038	3,528	3,709
Freddie Mac Gold Pool 5.5% 9/1/2038	1,844	1,939
Freddie Mac Gold Pool 5.5% 9/1/2040	6,185,978	6,349,681
Freddie Mac Gold Pool 5.5% 9/1/2040	121,387	127,822
Freddie Mac Gold Pool 5.5% 9/1/2053	8,073,233	8,341,559
Freddie Mac Gold Pool 5.5% 9/1/2053	2,400,549	2,448,227
Freddie Mac Gold Pool 5.5% 9/1/2053	2,058,600	2,101,417
Freddie Mac Gold Pool 5.5% 9/1/2053	1,022,927	1,043,244
Freddie Mac Gold Pool 5.5% 9/1/2053	615,163	626,613
Freddie Mac Gold Pool 5.5% 9/1/2053	242,214	247,025
Freddie Mac Gold Pool 5.5% 9/1/2053	116,098	118,457
Freddie Mac Gold Pool 5.5% 9/1/2054	17,051,432	17,362,123
Freddie Mac Gold Pool 5.5% 9/1/2055	971,746	988,010
Freddie Mac Gold Pool 5.5% 9/1/2055	675,737	687,047
Freddie Mac Gold Pool 6% 1/1/2053	2,218,860	2,281,347
Freddie Mac Gold Pool 6% 1/1/2055	12,668,307	13,004,479
Freddie Mac Gold Pool 6% 10/1/2054	771,681	794,758
Freddie Mac Gold Pool 6% 10/1/2055	17,840,358	18,377,037
Freddie Mac Gold Pool 6% 11/1/2053	17,423,348	17,933,344
Freddie Mac Gold Pool 6% 11/1/2053	2,533,825	2,607,993
Freddie Mac Gold Pool 6% 11/1/2053	343,734	354,387
Freddie Mac Gold Pool 6% 12/1/2052	11,023,724	11,389,459
Freddie Mac Gold Pool 6% 12/1/2053	10,298,086	10,753,991
Freddie Mac Gold Pool 6% 12/1/2054	364,458	373,958
Freddie Mac Gold Pool 6% 12/1/2054	148,134	152,065
Freddie Mac Gold Pool 6% 2/1/2054	4,014,120	4,127,226
Freddie Mac Gold Pool 6% 2/1/2054	1,412,560	1,452,361
Freddie Mac Gold Pool 6% 2/1/2055	34,618,290	35,526,116
Freddie Mac Gold Pool 6% 2/1/2055	4,581,127	4,809,706
Freddie Mac Gold Pool 6% 2/1/2055	2,122,386	2,222,314
Freddie Mac Gold Pool 6% 3/1/2053	2,589,291	2,671,151
Freddie Mac Gold Pool 6% 4/1/2032	37,030	38,532
Freddie Mac Gold Pool 6% 4/1/2053	7,048,768	7,266,656
Freddie Mac Gold Pool 6% 4/1/2053	2,555,121	2,626,319
Freddie Mac Gold Pool 6% 4/1/2054	18,288,644	19,132,588
Freddie Mac Gold Pool 6% 4/1/2054	1,711,481	1,783,505
Freddie Mac Gold Pool 6% 4/1/2054	1,359,191	1,395,484
Freddie Mac Gold Pool 6% 5/1/2053	2,666,622	2,745,427
Freddie Mac Gold Pool 6% 5/1/2054	21,948,733	22,989,011
Freddie Mac Gold Pool 6% 6/1/2053	12,471,359	12,856,866
Freddie Mac Gold Pool 6% 6/1/2054	722,758	745,562
Freddie Mac Gold Pool 6% 6/1/2055	160,658	164,821
Freddie Mac Gold Pool 6% 7/1/2053	136,596	140,818
Freddie Mac Gold Pool 6% 8/1/2037	5,076	5,381
Freddie Mac Gold Pool 6% 8/1/2053	3,800,637	3,911,885
Freddie Mac Gold Pool 6% 8/1/2054	4,141,372	4,251,270
Freddie Mac Gold Pool 6% 8/1/2055	8,516,194	8,915,169
Freddie Mac Gold Pool 6% 9/1/2027	7,257	7,332
Freddie Mac Gold Pool 6% 9/1/2054	20,348,183	20,888,151
Freddie Mac Gold Pool 6% 9/1/2054	3,869,968	4,053,388
Freddie Mac Gold Pool 6.5% 1/1/2053	3,721,335	3,888,733
Freddie Mac Gold Pool 6.5% 1/1/2053	80,718	85,023
Freddie Mac Gold Pool 6.5% 1/1/2053	32,911	34,497
Freddie Mac Gold Pool 6.5% 1/1/2054	856,655	890,572
Freddie Mac Gold Pool 6.5% 10/1/2037	2,232	2,398
Freddie Mac Gold Pool 6.5% 10/1/2055	2,964,284	3,081,648
Freddie Mac Gold Pool 6.5% 11/1/2036	1,130	1,213
Freddie Mac Gold Pool 6.5% 11/1/2052	9,133	9,510
Freddie Mac Gold Pool 6.5% 11/1/2053	142,043	147,711
Freddie Mac Gold Pool 6.5% 12/1/2037	1,906	2,048
Freddie Mac Gold Pool 6.5% 12/1/2052	174,701	182,559
Freddie Mac Gold Pool 6.5% 12/1/2053	13,492,825	14,039,695
Freddie Mac Gold Pool 6.5% 12/1/2053	5,691,654	6,013,050
Freddie Mac Gold Pool 6.5% 12/1/2054	5,292,548	5,643,092
Freddie Mac Gold Pool 6.5% 2/1/2053	2,994,838	3,129,556
Freddie Mac Gold Pool 6.5% 2/1/2053	543,663	565,741
Freddie Mac Gold Pool 6.5% 2/1/2054	9,018,411	9,519,207
Freddie Mac Gold Pool 6.5% 2/1/2055	11,546,421	11,981,748
Freddie Mac Gold Pool 6.5% 4/1/2055	28,574,423	29,663,351
Freddie Mac Gold Pool 6.5% 5/1/2055	3,024,865	3,140,138
Freddie Mac Gold Pool 6.5% 6/1/2054	9,593,754	10,154,231
Freddie Mac Gold Pool 6.5% 6/1/2054	4,894,156	5,198,431
Freddie Mac Gold Pool 6.5% 7/1/2054	73,950	78,686
Freddie Mac Gold Pool 6.5% 7/1/2055	7,897,471	8,378,593
Freddie Mac Gold Pool 6.5% 7/1/2055	1,643,382	1,739,775
Freddie Mac Gold Pool 6.5% 8/1/2053	3,275,593	3,412,961
Freddie Mac Gold Pool 6.5% 8/1/2054	24,184,214	25,113,396
Freddie Mac Gold Pool 6.5% 9/1/2033	919	955
Freddie Mac Gold Pool 6.5% 9/1/2037	1,282	1,367
Freddie Mac Gold Pool 6.5% 9/1/2053	389,256	405,519
Freddie Mac Gold Pool 6.5% 9/1/2054	5,863,830	6,228,390
Freddie Mac Gold Pool 6.5% 9/1/2054	791,751	822,171
Freddie Mac Gold Pool 7% 1/1/2054	8,954,594	9,513,850
Freddie Mac Gold Pool 7% 1/1/2054	1,787,200	1,897,412
Freddie Mac Manufactured Housing participation certificates 6% 1/1/2055	3,041,441	3,122,149
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	21,088,675	22,015,698
Freddie Mac Multiclass Mortgage participation certificates 2.5% 2/1/2032	4,930	4,796
Freddie Mac Multifamily Structured pass-thru certificates 4.5% 9/1/2054	724,910	718,387
Freddie Mac Multifamily Structured pass-thru certificates 5.5% 9/1/2054	2,126,904	2,168,210
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.0397%, 6.663% 9/1/2037 (c)(d)	3,546	3,707
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 1.695%, 5.881% 3/1/2036 (c)(d)	158,462	162,239
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2313%, 5.972% 12/1/2035 (c)(d)	65,291	67,596
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.25%, 6.161% 3/1/2035 (c)(d)	38,731	39,982
Freddie Mac Non Gold Pool 4% 10/1/2040	42,887	42,759
Freddie Mac Non Gold Pool 4% 10/1/2040	400	401
Freddie Mac Non Gold Pool 4% 9/1/2040	79,405	79,208
Freddie Mac Non Gold Pool 4% 9/1/2040	25,284	25,238
Freddie Mac Non Gold Pool 4% 9/1/2040	1,970	1,966
Freddie Mac Non Gold Pool 4% 9/1/2040	1,671	1,668
Freddie Mac Non Gold Pool 4.5% 1/1/2055	756,801	750,227
Freddie Mac Non Gold Pool 4.5% 3/1/2055	783,158	777,335
Freddie Mac Non Gold Pool 4.5% 9/1/2040	151,124	153,895
Freddie Mac Non Gold Pool 5% 11/1/2054	1,167,140	1,173,958
Freddie Mac Non Gold Pool 5% 7/1/2055	98,840	99,399
Freddie Mac Non Gold Pool 5% 9/1/2040	25,263	26,188
Freddie Mac Non Gold Pool 5.5% 1/1/2054	2,220,861	2,261,916
Freddie Mac Non Gold Pool 5.5% 2/1/2055	129,758	133,014
Freddie Mac Non Gold Pool 5.5% 3/1/2054	412,049	419,815
Freddie Mac Non Gold Pool 5.5% 4/1/2054	5,491,256	5,601,607
Freddie Mac Non Gold Pool 5.5% 8/1/2053	32,899	33,707
Freddie Mac Non Gold Pool 5.5% 8/1/2055	99,678	101,542
Freddie Mac Non Gold Pool 6% 1/1/2055	660,109	677,420
Freddie Mac Non Gold Pool 6% 10/1/2054	1,457,039	1,495,704
Freddie Mac Non Gold Pool 6% 12/1/2054	2,701,577	2,773,182
Freddie Mac Non Gold Pool 6% 2/1/2055	3,130,968	3,213,025
Freddie Mac Non Gold Pool 6% 2/1/2055	746,951	766,772
Freddie Mac Non Gold Pool 6% 6/1/2055	1,916,927	1,966,597
Freddie Mac Non Gold Pool 6% 7/1/2055	2,170,379	2,226,787
Ginnie Mae I Pool 2.5% 7/20/2052	588,974	520,127
Ginnie Mae I Pool 2.5% 8/20/2052	169,028	149,428
Ginnie Mae I Pool 2.5% 9/20/2052	494,070	437,397
Ginnie Mae I Pool 3% 1/15/2043	36,890	34,550
Ginnie Mae I Pool 3% 1/15/2045	13,864	12,856
Ginnie Mae I Pool 3% 1/15/2045	13,479	12,514
Ginnie Mae I Pool 3% 1/15/2045	12,264	11,397
Ginnie Mae I Pool 3% 1/15/2045	8,832	8,180
Ginnie Mae I Pool 3% 1/15/2045	3,853	3,567
Ginnie Mae I Pool 3% 10/20/2042	439,327	412,852
Ginnie Mae I Pool 3% 10/20/2052	11,820,258	10,867,954
Ginnie Mae I Pool 3% 11/15/2042	10,437	9,768
Ginnie Mae I Pool 3% 11/20/2052	795,001	731,200
Ginnie Mae I Pool 3% 2/15/2045	50,528	46,867
Ginnie Mae I Pool 3% 2/15/2045	23,239	21,542
Ginnie Mae I Pool 3% 2/15/2045	9,101	8,431
Ginnie Mae I Pool 3% 2/20/2046	36,871	34,241
Ginnie Mae I Pool 3% 3/15/2045	94,485	87,530
Ginnie Mae I Pool 3% 3/15/2045	61,817	57,215
Ginnie Mae I Pool 3% 3/15/2045	56,048	52,069
Ginnie Mae I Pool 3% 3/15/2045	47,825	44,305
Ginnie Mae I Pool 3% 3/15/2045	43,452	40,431
Ginnie Mae I Pool 3% 3/15/2045	29,205	27,072
Ginnie Mae I Pool 3% 3/15/2045	18,693	17,301
Ginnie Mae I Pool 3% 3/15/2045	16,227	15,061
Ginnie Mae I Pool 3% 3/15/2045	16,033	14,919
Ginnie Mae I Pool 3% 3/15/2045	10,502	9,892
Ginnie Mae I Pool 3% 3/15/2045	7,616	7,040
Ginnie Mae I Pool 3% 3/15/2045	6,294	5,868
Ginnie Mae I Pool 3% 3/15/2045	3,829	3,547
Ginnie Mae I Pool 3% 4/15/2042	23,328	21,877
Ginnie Mae I Pool 3% 5/15/2042	13,620	12,808
Ginnie Mae I Pool 3% 5/15/2045	32,018	29,671
Ginnie Mae I Pool 3% 6/15/2042	14,480	13,575
Ginnie Mae I Pool 3% 6/15/2043	311,552	290,732
Ginnie Mae I Pool 3% 6/15/2043	59,077	54,935
Ginnie Mae I Pool 3% 6/15/2043	51,335	47,999
Ginnie Mae I Pool 3% 6/15/2045	31,981	29,815
Ginnie Mae I Pool 3% 6/15/2045	5,456	5,045
Ginnie Mae I Pool 3% 6/15/2045	3,398	3,144
Ginnie Mae I Pool 3% 6/20/2053	190,595	176,118
Ginnie Mae I Pool 3% 7/15/2042	10,026	9,493
Ginnie Mae I Pool 3% 7/15/2043	86,066	80,315
Ginnie Mae I Pool 3% 7/15/2045	56,462	52,130
Ginnie Mae I Pool 3% 7/15/2045	38,169	35,230
Ginnie Mae I Pool 3% 7/15/2045	35,789	33,104
Ginnie Mae I Pool 3% 7/15/2045	15,950	14,731
Ginnie Mae I Pool 3% 7/15/2045	15,227	14,146
Ginnie Mae I Pool 3% 7/15/2045	14,438	13,342
Ginnie Mae I Pool 3% 7/15/2045	13,787	12,725
Ginnie Mae I Pool 3% 7/15/2045	13,501	12,543
Ginnie Mae I Pool 3% 7/15/2045	12,905	11,925
Ginnie Mae I Pool 3% 7/15/2045	10,240	9,489
Ginnie Mae I Pool 3% 7/15/2045	2,522	2,328
Ginnie Mae I Pool 3% 7/20/2052	664,067	609,528
Ginnie Mae I Pool 3% 9/20/2052	22,836	21,039
Ginnie Mae I Pool 3.5% 1/15/2041	12,478	11,961
Ginnie Mae I Pool 3.5% 1/15/2041	9,706	9,339
Ginnie Mae I Pool 3.5% 1/15/2042	31,379	29,937
Ginnie Mae I Pool 3.5% 1/15/2042	11,835	11,289
Ginnie Mae I Pool 3.5% 1/20/2053	1,005,713	952,149
Ginnie Mae I Pool 3.5% 10/15/2042	10,003	9,550
Ginnie Mae I Pool 3.5% 10/15/2042	3,199	3,056
Ginnie Mae I Pool 3.5% 10/20/2052	8,882,730	8,420,047
Ginnie Mae I Pool 3.5% 11/15/2040	7,892	7,570
Ginnie Mae I Pool 3.5% 11/15/2041	91,273	87,273
Ginnie Mae I Pool 3.5% 11/15/2041	20,106	19,330
Ginnie Mae I Pool 3.5% 11/15/2041	20,008	19,249
Ginnie Mae I Pool 3.5% 11/15/2042	7,932	7,548
Ginnie Mae I Pool 3.5% 11/20/2052	3,027,552	2,869,853
Ginnie Mae I Pool 3.5% 12/15/2040	12,799	12,278
Ginnie Mae I Pool 3.5% 12/15/2041	20,455	19,590
Ginnie Mae I Pool 3.5% 12/15/2041	2,429	2,324
Ginnie Mae I Pool 3.5% 12/15/2042	6,505	6,223
Ginnie Mae I Pool 3.5% 12/15/2043	1,935	1,845
Ginnie Mae I Pool 3.5% 12/20/2052	3,801,135	3,601,954
Ginnie Mae I Pool 3.5% 2/15/2042	64,541	61,798
Ginnie Mae I Pool 3.5% 2/15/2042	29,290	28,064
Ginnie Mae I Pool 3.5% 2/15/2042	16,044	15,356
Ginnie Mae I Pool 3.5% 2/15/2043	44,630	42,551
Ginnie Mae I Pool 3.5% 2/15/2043	27,140	25,825
Ginnie Mae I Pool 3.5% 3/15/2042	22,573	21,669
Ginnie Mae I Pool 3.5% 3/15/2042	8,666	8,290
Ginnie Mae I Pool 3.5% 4/15/2042	18,964	18,137
Ginnie Mae I Pool 3.5% 4/15/2042	3,528	3,372
Ginnie Mae I Pool 3.5% 5/15/2042	48,595	46,455
Ginnie Mae I Pool 3.5% 5/15/2042	23,264	22,323
Ginnie Mae I Pool 3.5% 5/15/2042	13,897	13,332
Ginnie Mae I Pool 3.5% 5/15/2042	11,211	10,720
Ginnie Mae I Pool 3.5% 5/15/2042	1,963	1,878
Ginnie Mae I Pool 3.5% 5/15/2043	63,920	61,009
Ginnie Mae I Pool 3.5% 5/15/2043	48,368	46,026
Ginnie Mae I Pool 3.5% 5/15/2043	23,592	22,473
Ginnie Mae I Pool 3.5% 5/15/2043	15,076	14,368
Ginnie Mae I Pool 3.5% 6/15/2042	73,214	70,069
Ginnie Mae I Pool 3.5% 6/15/2042	10,671	10,201
Ginnie Mae I Pool 3.5% 6/15/2042	7,096	6,773
Ginnie Mae I Pool 3.5% 6/15/2043	80,510	76,677
Ginnie Mae I Pool 3.5% 6/15/2043	24,113	23,020
Ginnie Mae I Pool 3.5% 6/20/2042	388,194	373,649
Ginnie Mae I Pool 3.5% 6/20/2053	43,072	40,940
Ginnie Mae I Pool 3.5% 7/15/2042	161,806	154,576
Ginnie Mae I Pool 3.5% 7/15/2042	7,555	7,247
Ginnie Mae I Pool 3.5% 7/15/2042	5,750	5,487
Ginnie Mae I Pool 3.5% 7/15/2042	5,651	5,390
Ginnie Mae I Pool 3.5% 7/15/2042	3,822	3,641
Ginnie Mae I Pool 3.5% 7/20/2052	1,398,766	1,326,781
Ginnie Mae I Pool 3.5% 8/15/2042	507,728	484,824
Ginnie Mae I Pool 3.5% 8/15/2042	7,183	6,858
Ginnie Mae I Pool 3.5% 8/15/2042	5,731	5,479
Ginnie Mae I Pool 3.5% 8/15/2042	1,347	1,286
Ginnie Mae I Pool 3.5% 8/15/2043	3,727	3,548
Ginnie Mae I Pool 3.5% 8/20/2052	1,870,596	1,773,161
Ginnie Mae I Pool 3.5% 9/15/2041	19,947	19,130
Ginnie Mae I Pool 3.5% 9/15/2043	4,825	4,645
Ginnie Mae I Pool 3.5% 9/20/2052	337,364	319,791
Ginnie Mae I Pool 4% 1/15/2040	3,164	3,119
Ginnie Mae I Pool 4% 1/15/2041	174,227	171,427
Ginnie Mae I Pool 4% 1/15/2041	89,641	88,200
Ginnie Mae I Pool 4% 1/15/2041	4,683	4,608
Ginnie Mae I Pool 4% 1/15/2041	3,847	3,784
Ginnie Mae I Pool 4% 10/15/2040	121,369	119,467
Ginnie Mae I Pool 4% 10/15/2041	93,613	92,062
Ginnie Mae I Pool 4% 10/15/2041	51,038	50,202
Ginnie Mae I Pool 4% 10/15/2041	23,812	23,446
Ginnie Mae I Pool 4% 10/15/2041	15,660	15,393
Ginnie Mae I Pool 4% 10/15/2041	9,323	9,171
Ginnie Mae I Pool 4% 10/15/2041	7,875	7,751
Ginnie Mae I Pool 4% 10/15/2041	4,557	4,483
Ginnie Mae I Pool 4% 10/20/2052	15,787,505	15,309,751
Ginnie Mae I Pool 4% 11/15/2040	44,035	43,323
Ginnie Mae I Pool 4% 11/15/2040	4,387	4,315
Ginnie Mae I Pool 4% 11/15/2041	5,754	5,656
Ginnie Mae I Pool 4% 11/15/2044	7,500	7,337
Ginnie Mae I Pool 4% 11/20/2052	6,766,606	6,563,953
Ginnie Mae I Pool 4% 12/15/2040	8,499	8,363
Ginnie Mae I Pool 4% 12/15/2040	6,186	6,095
Ginnie Mae I Pool 4% 12/15/2041	58,286	57,278
Ginnie Mae I Pool 4% 12/15/2041	32,742	32,180
Ginnie Mae I Pool 4% 12/15/2041	6,422	6,307
Ginnie Mae I Pool 4% 12/15/2041	5,902	5,810
Ginnie Mae I Pool 4% 12/15/2041	5,421	5,340
Ginnie Mae I Pool 4% 12/20/2052	97,346	94,461
Ginnie Mae I Pool 4% 2/15/2041	32,262	31,756
Ginnie Mae I Pool 4% 2/15/2041	23,141	22,738
Ginnie Mae I Pool 4% 2/15/2041	3,186	3,134
Ginnie Mae I Pool 4% 3/15/2040	11,575	11,409
Ginnie Mae I Pool 4% 3/15/2041	37,160	36,581
Ginnie Mae I Pool 4% 3/15/2041	8,172	8,044
Ginnie Mae I Pool 4% 3/15/2044	12,189	11,978
Ginnie Mae I Pool 4% 3/20/2047	1,525,091	1,498,957
Ginnie Mae I Pool 4% 3/20/2053	745,609	723,279
Ginnie Mae I Pool 4% 4/15/2040	47,658	46,897
Ginnie Mae I Pool 4% 4/15/2040	36,741	36,166
Ginnie Mae I Pool 4% 4/15/2041	4,691	4,616
Ginnie Mae I Pool 4% 4/15/2041	4,436	4,357
Ginnie Mae I Pool 4% 4/15/2045	32,203	31,524
Ginnie Mae I Pool 4% 5/15/2040	63,934	62,913
Ginnie Mae I Pool 4% 5/15/2041	3,741	3,682
Ginnie Mae I Pool 4% 5/15/2044	2,938	2,885
Ginnie Mae I Pool 4% 6/15/2039	138,064	136,099
Ginnie Mae I Pool 4% 6/15/2039	6,605	6,507
Ginnie Mae I Pool 4% 6/15/2045	256,008	250,523
Ginnie Mae I Pool 4% 6/20/2053	5,886,101	5,710,278
Ginnie Mae I Pool 4% 7/15/2041	111,707	109,692
Ginnie Mae I Pool 4% 7/15/2041	7,653	7,525
Ginnie Mae I Pool 4% 8/15/2039	10,161	10,003
Ginnie Mae I Pool 4% 8/15/2040	1,008	992
Ginnie Mae I Pool 4% 8/15/2041	11,029	10,847
Ginnie Mae I Pool 4% 8/15/2041	2,451	2,415
Ginnie Mae I Pool 4% 8/20/2052	4,929,247	4,780,081
Ginnie Mae I Pool 4% 9/15/2041	9,981	9,816
Ginnie Mae I Pool 4% 9/15/2041	9,267	9,120
Ginnie Mae I Pool 4% 9/15/2041	7,816	7,688
Ginnie Mae I Pool 4% 9/15/2041	2,383	2,341
Ginnie Mae I Pool 4% 9/15/2041	2,332	2,293
Ginnie Mae I Pool 4% 9/15/2041	1,135	1,119
Ginnie Mae I Pool 4% 9/15/2044	1,542	1,514
Ginnie Mae I Pool 4% 9/20/2052	4,964,264	4,814,038
Ginnie Mae I Pool 4.5% 10/15/2040	4,193	4,245
Ginnie Mae I Pool 4.5% 10/15/2041	6,031	6,098
Ginnie Mae I Pool 4.5% 10/20/2052	5,059,258	5,043,099
Ginnie Mae I Pool 4.5% 10/20/2054	66,257	65,610
Ginnie Mae I Pool 4.5% 11/20/2052	13,161,653	13,103,164
Ginnie Mae I Pool 4.5% 2/15/2039	18,275	18,499
Ginnie Mae I Pool 4.5% 2/15/2040	2,994	3,031
Ginnie Mae I Pool 4.5% 2/20/2053	7,252,958	7,216,193
Ginnie Mae I Pool 4.5% 3/15/2040	32,344	32,746
Ginnie Mae I Pool 4.5% 3/15/2041	148,417	150,252
Ginnie Mae I Pool 4.5% 3/15/2041	21,754	22,024
Ginnie Mae I Pool 4.5% 3/15/2041	3,622	3,666
Ginnie Mae I Pool 4.5% 4/15/2041	2,304	2,332
Ginnie Mae I Pool 4.5% 5/15/2040	56,472	57,173
Ginnie Mae I Pool 4.5% 5/15/2041	1,664	1,685
Ginnie Mae I Pool 4.5% 5/15/2041	345	348
Ginnie Mae I Pool 4.5% 5/20/2053	3,898,572	3,876,374
Ginnie Mae I Pool 4.5% 6/15/2040	98,337	99,553
Ginnie Mae I Pool 4.5% 6/15/2040	41,864	42,381
Ginnie Mae I Pool 4.5% 6/15/2040	13,893	14,063
Ginnie Mae I Pool 4.5% 6/15/2040	5,813	5,885
Ginnie Mae I Pool 4.5% 6/15/2040	3,867	3,915
Ginnie Mae I Pool 4.5% 6/15/2040	2,295	2,323
Ginnie Mae I Pool 4.5% 6/15/2041	3,167	3,206
Ginnie Mae I Pool 4.5% 6/15/2041	2,948	2,985
Ginnie Mae I Pool 4.5% 6/15/2041	1,321	1,336
Ginnie Mae I Pool 4.5% 7/15/2039	1,928	1,951
Ginnie Mae I Pool 4.5% 7/15/2040	17,958	18,180
Ginnie Mae I Pool 4.5% 7/15/2040	16,520	16,725
Ginnie Mae I Pool 4.5% 7/15/2040	15,425	15,616
Ginnie Mae I Pool 4.5% 7/15/2040	13,061	13,222
Ginnie Mae I Pool 4.5% 7/15/2040	3,622	3,667
Ginnie Mae I Pool 4.5% 7/15/2040	1,834	1,857
Ginnie Mae I Pool 4.5% 7/15/2041	3,840	3,882
Ginnie Mae I Pool 4.5% 7/20/2041	664,564	672,380
Ginnie Mae I Pool 4.5% 8/15/2040	6,132	6,206
Ginnie Mae I Pool 4.5% 8/15/2040	3,186	3,226
Ginnie Mae I Pool 4.5% 8/20/2052	73,923	73,734
Ginnie Mae I Pool 4.5% 9/15/2040	7,333	7,424
Ginnie Mae I Pool 4.5% 9/15/2040	7,058	7,145
Ginnie Mae I Pool 4.5% 9/15/2041	2,556	2,588
Ginnie Mae I Pool 4.5% 9/20/2052	9,717,384	9,692,421
Ginnie Mae I Pool 4.5% 9/20/2054	93,922	93,006
Ginnie Mae I Pool 5% 1/20/2053	2,967,675	2,999,494
Ginnie Mae I Pool 5% 10/20/2052	3,274,350	3,312,527
Ginnie Mae I Pool 5% 11/15/2039	52,701	54,638
Ginnie Mae I Pool 5% 11/20/2049	391,690	401,153
Ginnie Mae I Pool 5% 11/20/2052	14,784,451	14,956,829
Ginnie Mae I Pool 5% 12/20/2052	8,302,043	8,393,651
Ginnie Mae I Pool 5% 2/20/2041	14,607	15,041
Ginnie Mae I Pool 5% 3/15/2044	79,756	82,592
Ginnie Mae I Pool 5% 3/20/2053	2,984,425	3,014,559
Ginnie Mae I Pool 5% 4/15/2039	57,285	59,285
Ginnie Mae I Pool 5% 4/15/2039	14,877	15,423
Ginnie Mae I Pool 5% 4/15/2040	24,239	25,123
Ginnie Mae I Pool 5% 5/15/2039	63,829	66,145
Ginnie Mae I Pool 5% 5/15/2039	26,152	27,089
Ginnie Mae I Pool 5% 5/15/2040	30,785	31,898
Ginnie Mae I Pool 5% 5/15/2040	12,987	13,446
Ginnie Mae I Pool 5% 5/20/2053	2,201,952	2,222,809
Ginnie Mae I Pool 5% 6/15/2040	38,354	39,734
Ginnie Mae I Pool 5% 6/20/2040	1,426	1,468
Ginnie Mae I Pool 5% 6/20/2053	5,486,262	5,538,228
Ginnie Mae I Pool 5% 7/15/2040	139,196	144,393
Ginnie Mae I Pool 5% 7/15/2040	136,740	141,672
Ginnie Mae I Pool 5% 7/15/2040	107,393	111,267
Ginnie Mae I Pool 5% 7/15/2040	83,080	86,070
Ginnie Mae I Pool 5% 7/15/2040	78,346	81,165
Ginnie Mae I Pool 5% 7/15/2040	73,816	76,522
Ginnie Mae I Pool 5% 7/15/2040	69,926	72,401
Ginnie Mae I Pool 5% 7/15/2040	32,975	34,211
Ginnie Mae I Pool 5% 7/15/2040	23,474	24,341
Ginnie Mae I Pool 5% 7/20/2041	11,595	11,938
Ginnie Mae I Pool 5% 7/20/2052	360,164	364,589
Ginnie Mae I Pool 5% 8/15/2039	74,342	76,972
Ginnie Mae I Pool 5% 8/15/2039	48,924	50,659
Ginnie Mae I Pool 5% 8/15/2039	27,041	28,010
Ginnie Mae I Pool 5% 8/15/2039	8,161	8,448
Ginnie Mae I Pool 5% 9/15/2039	102,269	105,850
Ginnie Mae I Pool 5% 9/15/2039	95,443	98,978
Ginnie Mae I Pool 5% 9/15/2039	37,665	39,032
Ginnie Mae I Pool 5% 9/15/2039	37,446	38,815
Ginnie Mae I Pool 5% 9/15/2041	415,580	430,323
Ginnie Mae I Pool 5% 9/20/2052	1,086,867	1,099,539
Ginnie Mae I Pool 5.5% 1/15/2038	5,720	5,981
Ginnie Mae I Pool 5.5% 1/20/2053	2,832,901	2,891,865
Ginnie Mae I Pool 5.5% 10/15/2035	69,237	72,399
Ginnie Mae I Pool 5.5% 10/15/2038	2,364	2,477
Ginnie Mae I Pool 5.5% 10/20/2052	813,830	831,596
Ginnie Mae I Pool 5.5% 10/20/2054	4,463,015	4,531,502
Ginnie Mae I Pool 5.5% 11/15/2038	24,265	25,419
Ginnie Mae I Pool 5.5% 11/15/2038	9,697	10,158
Ginnie Mae I Pool 5.5% 11/15/2038	1,320	1,384
Ginnie Mae I Pool 5.5% 11/20/2052	4,140,934	4,228,741
Ginnie Mae I Pool 5.5% 12/15/2038	60,685	63,452
Ginnie Mae I Pool 5.5% 12/20/2041	24,211	25,286
Ginnie Mae I Pool 5.5% 12/20/2052	8,812,687	8,999,556
Ginnie Mae I Pool 5.5% 2/15/2038	5,457	5,716
Ginnie Mae I Pool 5.5% 2/15/2039	46,822	49,106
Ginnie Mae I Pool 5.5% 2/15/2039	11,458	12,025
Ginnie Mae I Pool 5.5% 2/20/2053	132,273	135,016
Ginnie Mae I Pool 5.5% 3/15/2039	126,617	132,601
Ginnie Mae I Pool 5.5% 3/15/2039	29,360	30,748
Ginnie Mae I Pool 5.5% 3/15/2040	769	804
Ginnie Mae I Pool 5.5% 3/20/2053	1,311,124	1,338,004
Ginnie Mae I Pool 5.5% 4/15/2039	36,370	38,164
Ginnie Mae I Pool 5.5% 4/15/2041	5,050	5,287
Ginnie Mae I Pool 5.5% 4/20/2053	6,514,191	6,647,741
Ginnie Mae I Pool 5.5% 5/15/2039	60,823	63,790
Ginnie Mae I Pool 5.5% 5/15/2039	25,306	26,558
Ginnie Mae I Pool 5.5% 5/20/2045	64,641	67,445
Ginnie Mae I Pool 5.5% 5/20/2053	184,606	188,391
Ginnie Mae I Pool 5.5% 6/15/2038	8,018	8,398
Ginnie Mae I Pool 5.5% 6/15/2038	1,222	1,280
Ginnie Mae I Pool 5.5% 6/20/2053	2,853,497	2,911,998
Ginnie Mae I Pool 5.5% 8/15/2039	21,528	22,591
Ginnie Mae I Pool 5.5% 9/15/2034	1,986	2,073
Ginnie Mae I Pool 5.5% 9/15/2038	3,688	3,860
Ginnie Mae I Pool 5.5% 9/15/2039	94,037	98,664
Ginnie Mae I Pool 5.5% 9/20/2052	4,484,322	4,582,213
Ginnie Mae I Pool 5.5% 9/20/2054	1,714,671	1,742,055
Ginnie Mae I Pool 6% 1/15/2038	13,120	13,820
Ginnie Mae I Pool 6% 1/15/2038	3,086	3,260
Ginnie Mae I Pool 6% 1/20/2053	4,433,107	4,555,308
Ginnie Mae I Pool 6% 10/15/2039	5,796	6,132
Ginnie Mae I Pool 6% 11/15/2034	46,504	48,877
Ginnie Mae I Pool 6% 11/15/2039	16,710	17,697
Ginnie Mae I Pool 6% 11/15/2039	15,255	16,091
Ginnie Mae I Pool 6% 11/15/2039	9,623	10,189
Ginnie Mae I Pool 6% 11/15/2039	6,301	6,663
Ginnie Mae I Pool 6% 11/15/2039	2,910	3,068
Ginnie Mae I Pool 6% 11/15/2039	2,504	2,636
Ginnie Mae I Pool 6% 11/15/2039	2,458	2,594
Ginnie Mae I Pool 6% 11/15/2039	1,495	1,578
Ginnie Mae I Pool 6% 11/15/2039	1,107	1,171
Ginnie Mae I Pool 6% 12/15/2040	14,173	14,942
Ginnie Mae I Pool 6% 12/20/2052	6,909,968	7,104,764
Ginnie Mae I Pool 6% 3/20/2053	253,490	260,398
Ginnie Mae I Pool 6% 6/15/2036	96,315	101,393
Ginnie Mae I Pool 6% 6/20/2053	54,199	55,642
Ginnie Mae I Pool 6% 8/15/2037	3,226	3,402
Ginnie Mae I Pool 6.5% 1/15/2039	41,503	44,280
Ginnie Mae I Pool 6.5% 1/15/2039	1,373	1,469
Ginnie Mae I Pool 6.5% 10/15/2038	81	86
Ginnie Mae I Pool 6.5% 11/15/2038	1,297	1,384
Ginnie Mae I Pool 6.5% 12/20/2052	2,214,736	2,311,396
Ginnie Mae I Pool 6.5% 2/15/2038	9,089	9,726
Ginnie Mae II Pool 1.5% 10/20/2050	150,688	122,712
Ginnie Mae II Pool 1.5% 12/20/2051	765,918	622,285
Ginnie Mae II Pool 1.5% 2/20/2051	133,147	108,178
Ginnie Mae II Pool 1.5% 4/20/2051	303,444	246,539
Ginnie Mae II Pool 1.5% 5/20/2051	1,347,284	1,094,628
Ginnie Mae II Pool 1.5% 6/20/2045	64,578	53,972
Ginnie Mae II Pool 1.5% 6/20/2051	316,872	257,449
Ginnie Mae II Pool 1.5% 8/20/2051	70,135	56,983
Ginnie Mae II Pool 2% 1/20/2051	23,427,559	19,859,687
Ginnie Mae II Pool 2% 1/20/2052	4,389,180	3,719,363
Ginnie Mae II Pool 2% 1/20/2054	418,417	354,793
Ginnie Mae II Pool 2% 10/20/2050	301,160	255,239
Ginnie Mae II Pool 2% 10/20/2051	160,503	136,009
Ginnie Mae II Pool 2% 11/20/2051	30,509,552	25,853,602
Ginnie Mae II Pool 2% 12/20/2050	61,110,209	51,789,179
Ginnie Mae II Pool 2% 12/20/2051	4,506,830	3,819,059
Ginnie Mae II Pool 2% 2/20/2051	6,442,809	5,459,848
Ginnie Mae II Pool 2% 2/20/2052	4,327,956	3,667,482
Ginnie Mae II Pool 2% 3/20/2051	28,090,573	23,812,553
Ginnie Mae II Pool 2% 3/20/2052	5,242,758	4,444,319
Ginnie Mae II Pool 2% 4/20/2051	38,347,154	32,495,137
Ginnie Mae II Pool 2% 4/20/2052	15,269,646	12,944,174
Ginnie Mae II Pool 2% 5/20/2052	4,806,085	4,075,650
Ginnie Mae II Pool 2% 7/20/2051	82,360,981	69,792,176
Ginnie Mae II Pool 2% 8/20/2051	2,361,576	2,001,185
Ginnie Mae II Pool 2% 9/20/2050	3,763,914	3,197,751
Ginnie Mae II Pool 2% 9/20/2051	5,185,594	4,394,239
Ginnie Mae II Pool 2.5% 1/20/2045	10,965	9,908
Ginnie Mae II Pool 2.5% 1/20/2047	173,981	155,609
Ginnie Mae II Pool 2.5% 1/20/2048	22,851	20,406
Ginnie Mae II Pool 2.5% 1/20/2051	16,866,181	14,914,417
Ginnie Mae II Pool 2.5% 1/20/2052	8,761,091	7,733,563
Ginnie Mae II Pool 2.5% 10/20/2042	11,794	10,774
Ginnie Mae II Pool 2.5% 10/20/2043	38,301	34,920
Ginnie Mae II Pool 2.5% 10/20/2047	48,523	43,262
Ginnie Mae II Pool 2.5% 10/20/2050	17,462,648	15,441,860
Ginnie Mae II Pool 2.5% 10/20/2051	9,594,431	8,469,167
Ginnie Mae II Pool 2.5% 10/20/2053	3,091,090	2,732,180
Ginnie Mae II Pool 2.5% 11/20/2046	114,341	102,336
Ginnie Mae II Pool 2.5% 11/20/2050	8,576,474	7,583,999
Ginnie Mae II Pool 2.5% 11/20/2051	12,114,634	10,693,792
Ginnie Mae II Pool 2.5% 12/20/2042	4,859	4,444
Ginnie Mae II Pool 2.5% 12/20/2045	6,640	5,958
Ginnie Mae II Pool 2.5% 12/20/2046	83,282	74,490
Ginnie Mae II Pool 2.5% 12/20/2047	51,571	46,054
Ginnie Mae II Pool 2.5% 12/20/2049	30,502	27,058
Ginnie Mae II Pool 2.5% 12/20/2050	19,263,994	17,019,704
Ginnie Mae II Pool 2.5% 12/20/2051	6,217,945	5,488,685
Ginnie Mae II Pool 2.5% 12/20/2053	898,643	794,792
Ginnie Mae II Pool 2.5% 2/20/2044	10,431	9,441
Ginnie Mae II Pool 2.5% 2/20/2047	92,630	82,840
Ginnie Mae II Pool 2.5% 2/20/2050	1,165,774	1,034,148
Ginnie Mae II Pool 2.5% 2/20/2052	6,273,355	5,537,597
Ginnie Mae II Pool 2.5% 3/20/2045	7,509	6,770
Ginnie Mae II Pool 2.5% 3/20/2046	14,186	12,817
Ginnie Mae II Pool 2.5% 3/20/2047	7,752	6,937
Ginnie Mae II Pool 2.5% 3/20/2050	3,374,700	2,993,669
Ginnie Mae II Pool 2.5% 3/20/2051	3,076,012	2,715,248
Ginnie Mae II Pool 2.5% 3/20/2052	12,915,594	11,401,822
Ginnie Mae II Pool 2.5% 4/20/2043	10,094	9,208
Ginnie Mae II Pool 2.5% 4/20/2045	29,033	26,172
Ginnie Mae II Pool 2.5% 4/20/2046	21,672	19,453
Ginnie Mae II Pool 2.5% 4/20/2048	21,531	19,228
Ginnie Mae II Pool 2.5% 4/20/2050	3,163,966	2,801,785
Ginnie Mae II Pool 2.5% 4/20/2052	3,313,815	2,925,419
Ginnie Mae II Pool 2.5% 5/20/2043	8,477	7,725
Ginnie Mae II Pool 2.5% 5/20/2046	6,052	5,429
Ginnie Mae II Pool 2.5% 5/20/2050	10,520,853	9,316,525
Ginnie Mae II Pool 2.5% 5/20/2051	30,859,720	27,240,397
Ginnie Mae II Pool 2.5% 5/20/2052	15,057,904	13,293,043
Ginnie Mae II Pool 2.5% 6/20/2046	20,415	18,322
Ginnie Mae II Pool 2.5% 6/20/2049	90,533	81,076
Ginnie Mae II Pool 2.5% 6/20/2050	2,777,057	2,459,165
Ginnie Mae II Pool 2.5% 6/20/2051	9,369,992	8,271,050
Ginnie Mae II Pool 2.5% 6/20/2052	730,234	644,875
Ginnie Mae II Pool 2.5% 7/20/2043	140,815	128,108
Ginnie Mae II Pool 2.5% 7/20/2046	56,330	50,598
Ginnie Mae II Pool 2.5% 7/20/2050	1,799,686	1,593,675
Ginnie Mae II Pool 2.5% 7/20/2051	62,465,310	55,139,184
Ginnie Mae II Pool 2.5% 8/20/2050	2,349,788	2,078,603
Ginnie Mae II Pool 2.5% 8/20/2051	15,170,543	13,391,295
Ginnie Mae II Pool 2.5% 9/20/2043	27,021	24,585
Ginnie Mae II Pool 2.5% 9/20/2046	81,030	72,524
Ginnie Mae II Pool 2.5% 9/20/2050	21,592,800	19,121,059
Ginnie Mae II Pool 2.5% 9/20/2051	5,236,668	4,622,495
Ginnie Mae II Pool 3% 1/20/2043	3,586	3,369
Ginnie Mae II Pool 3% 1/20/2044	88,138	82,614
Ginnie Mae II Pool 3% 1/20/2045	148,837	138,668
Ginnie Mae II Pool 3% 1/20/2047	1,212,834	1,125,924
Ginnie Mae II Pool 3% 1/20/2048	728,974	675,826
Ginnie Mae II Pool 3% 1/20/2050	10,947,934	10,074,462
Ginnie Mae II Pool 3% 1/20/2051	10,333	9,493
Ginnie Mae II Pool 3% 1/20/2052	94,766	86,939
Ginnie Mae II Pool 3% 1/20/2055	62,682	57,627
Ginnie Mae II Pool 3% 10/20/2043	19,221	18,010
Ginnie Mae II Pool 3% 10/20/2045	137,167	127,481
Ginnie Mae II Pool 3% 10/20/2046	449,343	417,705
Ginnie Mae II Pool 3% 10/20/2047	530,399	492,391
Ginnie Mae II Pool 3% 11/20/2045	8,957	8,322
Ginnie Mae II Pool 3% 11/20/2046	4,174,181	3,880,281
Ginnie Mae II Pool 3% 11/20/2047	913,521	846,916
Ginnie Mae II Pool 3% 11/20/2051	192,673	176,759
Ginnie Mae II Pool 3% 11/20/2054	382,690	351,769
Ginnie Mae II Pool 3% 12/20/2044	46,927	43,744
Ginnie Mae II Pool 3% 12/20/2045	816,977	758,721
Ginnie Mae II Pool 3% 12/20/2046	214,323	198,965
Ginnie Mae II Pool 3% 12/20/2047	1,507,717	1,397,790
Ginnie Mae II Pool 3% 12/20/2049	4,444,335	4,089,747
Ginnie Mae II Pool 3% 12/20/2054	2,085,350	1,916,854
Ginnie Mae II Pool 3% 2/20/2044	132,919	124,477
Ginnie Mae II Pool 3% 2/20/2045	1,092,715	1,018,071
Ginnie Mae II Pool 3% 2/20/2046	5,060,059	4,699,147
Ginnie Mae II Pool 3% 2/20/2047	1,099,606	1,020,809
Ginnie Mae II Pool 3% 2/20/2048	160,847	149,120
Ginnie Mae II Pool 3% 2/20/2049	17,495	16,241
Ginnie Mae II Pool 3% 2/20/2050	1,317,741	1,212,606
Ginnie Mae II Pool 3% 2/20/2051	408,169	374,966
Ginnie Mae II Pool 3% 2/20/2052	319,854	293,435
Ginnie Mae II Pool 3% 3/1/2056 (b)	4,475,000	4,103,252
Ginnie Mae II Pool 3% 3/20/2043	18,270	17,151
Ginnie Mae II Pool 3% 3/20/2045	16,406	15,278
Ginnie Mae II Pool 3% 3/20/2046	10,661	9,898
Ginnie Mae II Pool 3% 3/20/2047	56,501	52,452
Ginnie Mae II Pool 3% 3/20/2048	174,017	161,330
Ginnie Mae II Pool 3% 3/20/2050	3,526,131	3,243,700
Ginnie Mae II Pool 3% 3/20/2051	15,046,529	13,822,544
Ginnie Mae II Pool 3% 3/20/2052	10,514,860	9,648,011
Ginnie Mae II Pool 3% 4/1/2056 (b)	3,150,000	2,887,461
Ginnie Mae II Pool 3% 4/20/2043	533,092	500,288
Ginnie Mae II Pool 3% 4/20/2047	315,769	293,141
Ginnie Mae II Pool 3% 4/20/2048	120,604	111,810
Ginnie Mae II Pool 3% 4/20/2049	209,949	194,642
Ginnie Mae II Pool 3% 4/20/2050	5,022,526	4,620,238
Ginnie Mae II Pool 3% 4/20/2051	4,223,859	3,878,942
Ginnie Mae II Pool 3% 4/20/2052	13,338,067	12,238,471
Ginnie Mae II Pool 3% 5/20/2045	461,454	429,487
Ginnie Mae II Pool 3% 5/20/2046	7,851	7,298
Ginnie Mae II Pool 3% 5/20/2047	177,227	164,527
Ginnie Mae II Pool 3% 5/20/2048	16,529	15,324
Ginnie Mae II Pool 3% 5/20/2051	20,630,000	18,933,766
Ginnie Mae II Pool 3% 5/20/2052	32,801,077	30,096,943
Ginnie Mae II Pool 3% 6/20/2045	657,666	611,782
Ginnie Mae II Pool 3% 6/20/2046	499,823	464,631
Ginnie Mae II Pool 3% 6/20/2049	498,710	462,349
Ginnie Mae II Pool 3% 6/20/2050	7,616,871	6,999,644
Ginnie Mae II Pool 3% 6/20/2052	8,847,430	8,118,045
Ginnie Mae II Pool 3% 7/20/2042	60,918	57,284
Ginnie Mae II Pool 3% 7/20/2044	108,090	101,012
Ginnie Mae II Pool 3% 7/20/2045	623,640	579,978
Ginnie Mae II Pool 3% 7/20/2046	2,373,279	2,206,179
Ginnie Mae II Pool 3% 7/20/2047	7,019	6,509
Ginnie Mae II Pool 3% 7/20/2049	4,050,214	3,740,993
Ginnie Mae II Pool 3% 7/20/2050	8,966,691	8,240,083
Ginnie Mae II Pool 3% 8/20/2042	3,652,449	3,433,823
Ginnie Mae II Pool 3% 8/20/2043	6,465	6,059
Ginnie Mae II Pool 3% 8/20/2044	63,619	59,534
Ginnie Mae II Pool 3% 8/20/2045	142,032	132,080
Ginnie Mae II Pool 3% 8/20/2046	14,312,638	13,304,897
Ginnie Mae II Pool 3% 8/20/2047	164,756	152,950
Ginnie Mae II Pool 3% 8/20/2050	4,037,678	3,710,488
Ginnie Mae II Pool 3% 8/20/2051	43,460	39,870
Ginnie Mae II Pool 3% 9/20/2043	634,766	594,623
Ginnie Mae II Pool 3% 9/20/2045	19,231	17,879
Ginnie Mae II Pool 3% 9/20/2046	1,301,450	1,209,816
Ginnie Mae II Pool 3% 9/20/2047	1,089,912	1,011,809
Ginnie Mae II Pool 3% 9/20/2049	972,616	896,840
Ginnie Mae II Pool 3% 9/20/2051	363,234	333,232
Ginnie Mae II Pool 3.5% 1/20/2045	599,700	573,406
Ginnie Mae II Pool 3.5% 1/20/2046	697,148	665,123
Ginnie Mae II Pool 3.5% 1/20/2048	1,408,831	1,350,306
Ginnie Mae II Pool 3.5% 1/20/2050	7,277,827	6,950,481
Ginnie Mae II Pool 3.5% 10/20/2045	608,978	581,205
Ginnie Mae II Pool 3.5% 10/20/2046	282,967	271,920
Ginnie Mae II Pool 3.5% 10/20/2047	471,114	452,133
Ginnie Mae II Pool 3.5% 10/20/2048	486,534	465,411
Ginnie Mae II Pool 3.5% 10/20/2049	4,191	4,002
Ginnie Mae II Pool 3.5% 10/20/2055	14,160,774	13,291,519
Ginnie Mae II Pool 3.5% 11/20/2042	1,429,957	1,375,023
Ginnie Mae II Pool 3.5% 11/20/2045	476,833	455,092
Ginnie Mae II Pool 3.5% 11/20/2046	20,126	19,341
Ginnie Mae II Pool 3.5% 11/20/2047	1,262,483	1,210,038
Ginnie Mae II Pool 3.5% 11/20/2050	170,832	163,041
Ginnie Mae II Pool 3.5% 12/20/2041	483,674	466,193
Ginnie Mae II Pool 3.5% 12/20/2042	711,373	684,039
Ginnie Mae II Pool 3.5% 12/20/2043	57,132	54,790
Ginnie Mae II Pool 3.5% 12/20/2044	5,250	5,021
Ginnie Mae II Pool 3.5% 12/20/2045	178,281	170,092
Ginnie Mae II Pool 3.5% 12/20/2047	263,019	252,093
Ginnie Mae II Pool 3.5% 12/20/2049	6,158,019	5,881,041
Ginnie Mae II Pool 3.5% 12/20/2055	2,238,743	2,101,319
Ginnie Mae II Pool 3.5% 2/20/2043	895,198	860,452
Ginnie Mae II Pool 3.5% 2/20/2044	55,270	52,983
Ginnie Mae II Pool 3.5% 2/20/2045	388,477	371,448
Ginnie Mae II Pool 3.5% 2/20/2046	2,110,384	2,013,064
Ginnie Mae II Pool 3.5% 2/20/2047	282,563	271,355
Ginnie Mae II Pool 3.5% 2/20/2048	805,832	771,853
Ginnie Mae II Pool 3.5% 2/20/2049	587,610	562,465
Ginnie Mae II Pool 3.5% 2/20/2051	8,246,236	7,870,179
Ginnie Mae II Pool 3.5% 3/1/2056 (b)	7,075,000	6,637,788
Ginnie Mae II Pool 3.5% 3/20/2043	736,666	707,941
Ginnie Mae II Pool 3.5% 3/20/2046	856,889	817,371
Ginnie Mae II Pool 3.5% 3/20/2048	254,442	243,713
Ginnie Mae II Pool 3.5% 3/20/2049	6,146,794	5,876,083
Ginnie Mae II Pool 3.5% 3/20/2050	18,153,345	17,336,835
Ginnie Mae II Pool 3.5% 3/20/2051	3,076,420	2,936,125
Ginnie Mae II Pool 3.5% 3/20/2052	5,550,494	5,263,115
Ginnie Mae II Pool 3.5% 4/1/2056 (b)	14,675,000	13,722,273
Ginnie Mae II Pool 3.5% 4/20/2042	470,559	453,201
Ginnie Mae II Pool 3.5% 4/20/2043	1,360,537	1,307,243
Ginnie Mae II Pool 3.5% 4/20/2045	412,086	393,800
Ginnie Mae II Pool 3.5% 4/20/2046	2,804,871	2,695,366
Ginnie Mae II Pool 3.5% 4/20/2047	64,449	61,893
Ginnie Mae II Pool 3.5% 4/20/2049	1,472,775	1,407,913
Ginnie Mae II Pool 3.5% 4/20/2050	3,209,830	3,063,450
Ginnie Mae II Pool 3.5% 5/20/2042	1,381,490	1,330,268
Ginnie Mae II Pool 3.5% 5/20/2043	1,140,900	1,091,212
Ginnie Mae II Pool 3.5% 5/20/2045	98,498	94,110
Ginnie Mae II Pool 3.5% 5/20/2046	616,031	591,981
Ginnie Mae II Pool 3.5% 5/20/2047	5,046,106	4,845,947
Ginnie Mae II Pool 3.5% 5/20/2048	821,223	787,108
Ginnie Mae II Pool 3.5% 5/20/2051	5,521,598	5,255,990
Ginnie Mae II Pool 3.5% 5/20/2052	2,335,945	2,214,271
Ginnie Mae II Pool 3.5% 6/20/2043	55,671	53,469
Ginnie Mae II Pool 3.5% 6/20/2045	542,409	518,154
Ginnie Mae II Pool 3.5% 6/20/2046	1,579,133	1,517,482
Ginnie Mae II Pool 3.5% 6/20/2047	388,572	372,916
Ginnie Mae II Pool 3.5% 6/20/2048	1,145,694	1,097,385
Ginnie Mae II Pool 3.5% 6/20/2049	128,622	122,917
Ginnie Mae II Pool 3.5% 6/20/2051	1,613,777	1,536,149
Ginnie Mae II Pool 3.5% 6/20/2052	12,603,292	11,946,813
Ginnie Mae II Pool 3.5% 6/20/2055	5,384,388	5,053,869
Ginnie Mae II Pool 3.5% 7/20/2042	506,358	487,294
Ginnie Mae II Pool 3.5% 7/20/2043	322,777	310,062
Ginnie Mae II Pool 3.5% 7/20/2045	1,363,813	1,302,365
Ginnie Mae II Pool 3.5% 7/20/2046	1,010,486	971,036
Ginnie Mae II Pool 3.5% 7/20/2047	1,102,934	1,058,496
Ginnie Mae II Pool 3.5% 7/20/2050	442,471	422,293
Ginnie Mae II Pool 3.5% 8/20/2042	174,845	168,229
Ginnie Mae II Pool 3.5% 8/20/2043	69,175	66,411
Ginnie Mae II Pool 3.5% 8/20/2045	847,231	808,900
Ginnie Mae II Pool 3.5% 8/20/2046	556,577	534,848
Ginnie Mae II Pool 3.5% 8/20/2047	1,811,293	1,738,315
Ginnie Mae II Pool 3.5% 8/20/2048	1,335,220	1,278,919
Ginnie Mae II Pool 3.5% 9/20/2043	1,586,232	1,522,166
Ginnie Mae II Pool 3.5% 9/20/2045	47,519	45,368
Ginnie Mae II Pool 3.5% 9/20/2046	383,356	368,389
Ginnie Mae II Pool 3.5% 9/20/2047	140,065	134,422
Ginnie Mae II Pool 3.5% 9/20/2048	114,878	110,034
Ginnie Mae II Pool 3.5% 9/20/2049	3,590,115	3,428,637
Ginnie Mae II Pool 4% 1/20/2041	460,868	455,007
Ginnie Mae II Pool 4% 1/20/2046	182,550	178,905
Ginnie Mae II Pool 4% 1/20/2047	1,253,515	1,233,209
Ginnie Mae II Pool 4% 1/20/2048	254,747	249,745
Ginnie Mae II Pool 4% 1/20/2049	1,813,171	1,774,167
Ginnie Mae II Pool 4% 1/20/2050	536,628	524,581
Ginnie Mae II Pool 4% 1/20/2051	1,207,166	1,178,934
Ginnie Mae II Pool 4% 1/20/2056	4,592,287	4,419,592
Ginnie Mae II Pool 4% 10/20/2040	272,817	269,388
Ginnie Mae II Pool 4% 10/20/2044	152,234	149,492
Ginnie Mae II Pool 4% 10/20/2045	419,566	411,274
Ginnie Mae II Pool 4% 10/20/2047	82,711	81,164
Ginnie Mae II Pool 4% 10/20/2048	1,266,906	1,239,653
Ginnie Mae II Pool 4% 10/20/2049	789,889	772,157
Ginnie Mae II Pool 4% 10/20/2050	508,895	497,471
Ginnie Mae II Pool 4% 11/20/2039	18,089	17,876
Ginnie Mae II Pool 4% 11/20/2040	365,911	361,284
Ginnie Mae II Pool 4% 11/20/2044	318,767	312,955
Ginnie Mae II Pool 4% 11/20/2045	177,141	173,622
Ginnie Mae II Pool 4% 11/20/2047	175,856	172,568
Ginnie Mae II Pool 4% 11/20/2049	472,533	461,925
Ginnie Mae II Pool 4% 11/20/2050	173,822	169,757
Ginnie Mae II Pool 4% 11/20/2055	3,469,768	3,339,286
Ginnie Mae II Pool 4% 12/20/2041	107,368	105,883
Ginnie Mae II Pool 4% 12/20/2044	6,902	6,777
Ginnie Mae II Pool 4% 12/20/2045	349,871	342,959
Ginnie Mae II Pool 4% 12/20/2047	744,441	730,521
Ginnie Mae II Pool 4% 12/20/2049	58,312	57,003
Ginnie Mae II Pool 4% 12/20/2050	557,523	544,485
Ginnie Mae II Pool 4% 2/20/2041	50,245	49,601
Ginnie Mae II Pool 4% 2/20/2044	15,777	15,512
Ginnie Mae II Pool 4% 2/20/2046	341,925	335,131
Ginnie Mae II Pool 4% 2/20/2048	21,884	21,455
Ginnie Mae II Pool 4% 2/20/2049	11,358	11,113
Ginnie Mae II Pool 4% 2/20/2050	1,967,595	1,923,425
Ginnie Mae II Pool 4% 2/20/2055	14,962,129	14,404,149
Ginnie Mae II Pool 4% 3/20/2045	1,089,496	1,069,747
Ginnie Mae II Pool 4% 3/20/2046	316,736	310,473
Ginnie Mae II Pool 4% 3/20/2048	11,624	11,396
Ginnie Mae II Pool 4% 3/20/2049	589,533	576,299
Ginnie Mae II Pool 4% 3/20/2050	6,439,315	6,294,759
Ginnie Mae II Pool 4% 3/20/2054	3,489,505	3,371,912
Ginnie Mae II Pool 4% 4/20/2044	3,560	3,500
Ginnie Mae II Pool 4% 4/20/2045	831,564	816,305
Ginnie Mae II Pool 4% 4/20/2046	459,415	450,181
Ginnie Mae II Pool 4% 4/20/2048	599,970	588,189
Ginnie Mae II Pool 4% 4/20/2050	1,504,868	1,469,675
Ginnie Mae II Pool 4% 4/20/2051	2,721,707	2,658,056
Ginnie Mae II Pool 4% 4/20/2054	2,620,334	2,532,031
Ginnie Mae II Pool 4% 5/20/2044	1,608	1,581
Ginnie Mae II Pool 4% 5/20/2047	1,271,447	1,249,659
Ginnie Mae II Pool 4% 5/20/2048	841,456	824,407
Ginnie Mae II Pool 4% 5/20/2049	521,359	509,655
Ginnie Mae II Pool 4% 5/20/2050	1,886,290	1,843,945
Ginnie Mae II Pool 4% 5/20/2055	2,831,544	2,725,063
Ginnie Mae II Pool 4% 6/20/2045	8,643	8,480
Ginnie Mae II Pool 4% 6/20/2047	72,219	70,981
Ginnie Mae II Pool 4% 6/20/2048	1,058,341	1,036,898
Ginnie Mae II Pool 4% 6/20/2049	1,817,341	1,776,544
Ginnie Mae II Pool 4% 7/20/2043	190,845	188,027
Ginnie Mae II Pool 4% 7/20/2044	8,362	8,214
Ginnie Mae II Pool 4% 7/20/2045	575,550	564,428
Ginnie Mae II Pool 4% 7/20/2047	1,427,375	1,400,684
Ginnie Mae II Pool 4% 7/20/2048	592,627	580,620
Ginnie Mae II Pool 4% 7/20/2050	790,897	773,142
Ginnie Mae II Pool 4% 7/20/2053	164,491	159,564
Ginnie Mae II Pool 4% 8/20/2040	20,693	20,436
Ginnie Mae II Pool 4% 8/20/2041	358,355	353,532
Ginnie Mae II Pool 4% 8/20/2044	20,695	20,327
Ginnie Mae II Pool 4% 8/20/2045	84,266	82,620
Ginnie Mae II Pool 4% 8/20/2047	39,898	39,152
Ginnie Mae II Pool 4% 8/20/2048	1,164,278	1,140,688
Ginnie Mae II Pool 4% 8/20/2050	1,056,420	1,032,705
Ginnie Mae II Pool 4% 8/20/2055	2,518,473	2,423,765
Ginnie Mae II Pool 4% 9/20/2040	23,897	23,596
Ginnie Mae II Pool 4% 9/20/2041	1,152,329	1,136,730
Ginnie Mae II Pool 4% 9/20/2044	134,814	132,401
Ginnie Mae II Pool 4% 9/20/2045	203,274	199,281
Ginnie Mae II Pool 4% 9/20/2046	82,124	80,447
Ginnie Mae II Pool 4% 9/20/2048	358,474	351,211
Ginnie Mae II Pool 4% 9/20/2049	934,331	913,356
Ginnie Mae II Pool 4% 9/20/2050	1,713,058	1,672,995
Ginnie Mae II Pool 4% 9/20/2053	3,248,044	3,148,738
Ginnie Mae II Pool 4.5% 1/20/2041	64,191	64,946
Ginnie Mae II Pool 4.5% 1/20/2042	12,424	12,570
Ginnie Mae II Pool 4.5% 1/20/2045	31,518	31,865
Ginnie Mae II Pool 4.5% 1/20/2046	83,304	84,196
Ginnie Mae II Pool 4.5% 1/20/2047	348,111	352,329
Ginnie Mae II Pool 4.5% 1/20/2049	179,186	180,630
Ginnie Mae II Pool 4.5% 1/20/2050	954,822	962,514
Ginnie Mae II Pool 4.5% 1/20/2051	149,146	150,581
Ginnie Mae II Pool 4.5% 1/20/2055	10,778,689	10,666,791
Ginnie Mae II Pool 4.5% 10/20/2040	5,522	5,587
Ginnie Mae II Pool 4.5% 10/20/2046	4,190	4,239
Ginnie Mae II Pool 4.5% 10/20/2047	255,853	258,714
Ginnie Mae II Pool 4.5% 10/20/2048	566,336	571,429
Ginnie Mae II Pool 4.5% 10/20/2049	325,022	328,148
Ginnie Mae II Pool 4.5% 10/20/2050	134,231	135,606
Ginnie Mae II Pool 4.5% 11/20/2033	3,859	3,894
Ginnie Mae II Pool 4.5% 11/20/2040	205,328	207,742
Ginnie Mae II Pool 4.5% 11/20/2044	32,039	32,390
Ginnie Mae II Pool 4.5% 11/20/2046	8,343	8,439
Ginnie Mae II Pool 4.5% 11/20/2048	378,285	381,687
Ginnie Mae II Pool 4.5% 11/20/2050	314,593	317,423
Ginnie Mae II Pool 4.5% 11/20/2054	26,134,591	25,875,530
Ginnie Mae II Pool 4.5% 12/20/2040	3,542	3,584
Ginnie Mae II Pool 4.5% 12/20/2049	288,133	290,455
Ginnie Mae II Pool 4.5% 12/20/2050	1,978,821	1,994,763
Ginnie Mae II Pool 4.5% 12/20/2053	4,958,040	4,920,513
Ginnie Mae II Pool 4.5% 12/20/2054	4,640,586	4,592,410
Ginnie Mae II Pool 4.5% 2/20/2041	83,353	84,334
Ginnie Mae II Pool 4.5% 2/20/2046	195,211	197,326
Ginnie Mae II Pool 4.5% 2/20/2050	982,341	990,255
Ginnie Mae II Pool 4.5% 2/20/2054	5,749,192	5,696,694
Ginnie Mae II Pool 4.5% 2/20/2055	7,040,983	6,961,287
Ginnie Mae II Pool 4.5% 3/1/2056 (b)	15,850,000	15,658,137
Ginnie Mae II Pool 4.5% 3/20/2033	454	457
Ginnie Mae II Pool 4.5% 3/20/2034	4,342	4,383
Ginnie Mae II Pool 4.5% 3/20/2041	190,118	192,354
Ginnie Mae II Pool 4.5% 3/20/2045	88,384	89,413
Ginnie Mae II Pool 4.5% 3/20/2046	16,911	17,098
Ginnie Mae II Pool 4.5% 3/20/2047	450,693	456,155
Ginnie Mae II Pool 4.5% 3/20/2049	140,403	141,534
Ginnie Mae II Pool 4.5% 3/20/2050	359,533	361,980
Ginnie Mae II Pool 4.5% 3/20/2054	1,871,223	1,853,551
Ginnie Mae II Pool 4.5% 4/1/2056 (b)	13,175,000	12,999,564
Ginnie Mae II Pool 4.5% 4/20/2041	18,059	18,271
Ginnie Mae II Pool 4.5% 4/20/2045	108,967	110,236
Ginnie Mae II Pool 4.5% 4/20/2046	41,008	41,452
Ginnie Mae II Pool 4.5% 4/20/2047	204,139	206,485
Ginnie Mae II Pool 4.5% 4/20/2050	2,021,878	2,035,639
Ginnie Mae II Pool 4.5% 4/20/2054	33,224	32,900
Ginnie Mae II Pool 4.5% 5/20/2034	4,888	4,933
Ginnie Mae II Pool 4.5% 5/20/2040	88,213	89,249
Ginnie Mae II Pool 4.5% 5/20/2041	1,799,680	1,820,848
Ginnie Mae II Pool 4.5% 5/20/2044	16,798	16,994
Ginnie Mae II Pool 4.5% 5/20/2045	58,064	58,697
Ginnie Mae II Pool 4.5% 5/20/2046	29,397	29,721
Ginnie Mae II Pool 4.5% 5/20/2049	793,640	800,033
Ginnie Mae II Pool 4.5% 5/20/2051	331,556	334,538
Ginnie Mae II Pool 4.5% 6/20/2040	1,049	1,060
Ginnie Mae II Pool 4.5% 6/20/2045	387,801	392,274
Ginnie Mae II Pool 4.5% 6/20/2046	136,012	137,576
Ginnie Mae II Pool 4.5% 6/20/2054	7,331,135	7,259,609
Ginnie Mae II Pool 4.5% 7/20/2033	344	346
Ginnie Mae II Pool 4.5% 7/20/2040	1,121	1,133
Ginnie Mae II Pool 4.5% 7/20/2041	2,964	2,999
Ginnie Mae II Pool 4.5% 7/20/2042	10,124	10,243
Ginnie Mae II Pool 4.5% 7/20/2045	12,712	12,850
Ginnie Mae II Pool 4.5% 7/20/2046	80,482	81,354
Ginnie Mae II Pool 4.5% 7/20/2050	810,404	818,199
Ginnie Mae II Pool 4.5% 7/20/2053	11,302,958	11,238,600
Ginnie Mae II Pool 4.5% 7/20/2054	107,996	106,943
Ginnie Mae II Pool 4.5% 8/20/2035	311	313
Ginnie Mae II Pool 4.5% 8/20/2041	29,002	29,344
Ginnie Mae II Pool 4.5% 8/20/2046	211,076	213,515
Ginnie Mae II Pool 4.5% 8/20/2048	3,170,715	3,201,213
Ginnie Mae II Pool 4.5% 8/20/2050	557,229	561,718
Ginnie Mae II Pool 4.5% 9/20/2040	1,828	1,850
Ginnie Mae II Pool 4.5% 9/20/2042	11,299	11,432
Ginnie Mae II Pool 4.5% 9/20/2046	111,382	112,686
Ginnie Mae II Pool 4.5% 9/20/2047	325,296	328,933
Ginnie Mae II Pool 4.5% 9/20/2049	166,808	168,308
Ginnie Mae II Pool 4.5% 9/20/2050	693,296	699,964
Ginnie Mae II Pool 4.5% 9/20/2053	45,659	45,385
Ginnie Mae II Pool 5% 1/20/2039	5,944	6,114
Ginnie Mae II Pool 5% 1/20/2046	5,041	5,194
Ginnie Mae II Pool 5% 1/20/2047	68,886	70,915
Ginnie Mae II Pool 5% 1/20/2054	5,958,438	6,011,152
Ginnie Mae II Pool 5% 1/20/2055	32,805,640	32,962,595
Ginnie Mae II Pool 5% 10/20/2039	135,737	139,681
Ginnie Mae II Pool 5% 10/20/2046	16,942	17,443
Ginnie Mae II Pool 5% 10/20/2047	22,630	23,297
Ginnie Mae II Pool 5% 10/20/2048	85,390	87,373
Ginnie Mae II Pool 5% 11/20/2043	2,054	2,117
Ginnie Mae II Pool 5% 11/20/2044	56,563	58,292
Ginnie Mae II Pool 5% 11/20/2045	3,700	3,813
Ginnie Mae II Pool 5% 11/20/2047	82,769	85,209
Ginnie Mae II Pool 5% 11/20/2049	171,009	175,408
Ginnie Mae II Pool 5% 11/20/2053	10,228,383	10,318,872
Ginnie Mae II Pool 5% 11/20/2054	5,696,920	5,724,176
Ginnie Mae II Pool 5% 12/20/2044	22,654	23,342
Ginnie Mae II Pool 5% 12/20/2046	5,013	5,163
Ginnie Mae II Pool 5% 12/20/2047	88,389	90,994
Ginnie Mae II Pool 5% 12/20/2054	2,335,747	2,346,922
Ginnie Mae II Pool 5% 2/20/2035	365	373
Ginnie Mae II Pool 5% 2/20/2045	41,931	43,207
Ginnie Mae II Pool 5% 2/20/2048	18,904	19,432
Ginnie Mae II Pool 5% 2/20/2049	293,924	300,291
Ginnie Mae II Pool 5% 2/20/2055	8,488,322	8,528,934
Ginnie Mae II Pool 5% 3/1/2056 (b)	116,300,000	116,708,864
Ginnie Mae II Pool 5% 3/20/2042	7,128	7,337
Ginnie Mae II Pool 5% 3/20/2044	53,320	54,922
Ginnie Mae II Pool 5% 3/20/2046	27,193	28,024
Ginnie Mae II Pool 5% 3/20/2048	183,691	188,817
Ginnie Mae II Pool 5% 3/20/2049	67,728	69,237
Ginnie Mae II Pool 5% 3/20/2050	471,198	484,349
Ginnie Mae II Pool 5% 4/1/2056 (b)	70,125,000	70,275,657
Ginnie Mae II Pool 5% 4/20/2038	327	335
Ginnie Mae II Pool 5% 4/20/2040	12,362	12,726
Ginnie Mae II Pool 5% 4/20/2044	43,081	44,396
Ginnie Mae II Pool 5% 4/20/2046	14,637	15,079
Ginnie Mae II Pool 5% 4/20/2047	57,772	59,584
Ginnie Mae II Pool 5% 4/20/2048	258,601	265,576
Ginnie Mae II Pool 5% 4/20/2050	410,824	421,648
Ginnie Mae II Pool 5% 5/20/2044	100,272	103,262
Ginnie Mae II Pool 5% 5/20/2046	22,467	23,152
Ginnie Mae II Pool 5% 5/20/2047	31,273	32,245
Ginnie Mae II Pool 5% 5/20/2048	50,419	51,747
Ginnie Mae II Pool 5% 5/20/2050	97,933	100,758
Ginnie Mae II Pool 5% 5/20/2052	16,207	16,421
Ginnie Mae II Pool 5% 6/20/2033	370	377
Ginnie Mae II Pool 5% 6/20/2040	45,666	47,015
Ginnie Mae II Pool 5% 6/20/2043	4,215	4,337
Ginnie Mae II Pool 5% 6/20/2044	2,722	2,803
Ginnie Mae II Pool 5% 6/20/2045	20,833	21,473
Ginnie Mae II Pool 5% 6/20/2046	11,538	11,887
Ginnie Mae II Pool 5% 6/20/2048	263,193	269,716
Ginnie Mae II Pool 5% 6/20/2054	32,030,885	32,264,210
Ginnie Mae II Pool 5% 7/20/2034	559	571
Ginnie Mae II Pool 5% 7/20/2040	24,119	24,831
Ginnie Mae II Pool 5% 7/20/2045	24,975	25,748
Ginnie Mae II Pool 5% 7/20/2046	5,914	6,093
Ginnie Mae II Pool 5% 7/20/2047	4,063	4,189
Ginnie Mae II Pool 5% 7/20/2048	494,653	506,603
Ginnie Mae II Pool 5% 7/20/2050	46,924	48,234
Ginnie Mae II Pool 5% 7/20/2053	13,141,439	13,265,914
Ginnie Mae II Pool 5% 8/20/2034	267	272
Ginnie Mae II Pool 5% 8/20/2040	37,803	38,924
Ginnie Mae II Pool 5% 8/20/2044	3,559	3,667
Ginnie Mae II Pool 5% 8/20/2046	58,375	60,147
Ginnie Mae II Pool 5% 8/20/2047	7,098	7,319
Ginnie Mae II Pool 5% 8/20/2050	375,881	386,019
Ginnie Mae II Pool 5% 9/20/2040	1,730	1,781
Ginnie Mae II Pool 5% 9/20/2045	20,066	20,686
Ginnie Mae II Pool 5% 9/20/2048	177,692	181,818
Ginnie Mae II Pool 5.5% 1/20/2033	35,338	36,406
Ginnie Mae II Pool 5.5% 1/20/2049	19,983	20,728
Ginnie Mae II Pool 5.5% 1/20/2054	4,561,356	4,647,387
Ginnie Mae II Pool 5.5% 1/20/2055	17,790,462	18,046,783
Ginnie Mae II Pool 5.5% 10/20/2043	3,948	4,110
Ginnie Mae II Pool 5.5% 10/20/2048	18,836	19,598
Ginnie Mae II Pool 5.5% 10/20/2053	4,729,738	4,820,792
Ginnie Mae II Pool 5.5% 11/20/2033	3,687	3,811
Ginnie Mae II Pool 5.5% 11/20/2046	30,760	32,083
Ginnie Mae II Pool 5.5% 11/20/2053	199,874	203,660
Ginnie Mae II Pool 5.5% 12/20/2032	4,726	4,869
Ginnie Mae II Pool 5.5% 12/20/2043	9,294	9,663
Ginnie Mae II Pool 5.5% 12/20/2048	40,475	42,073
Ginnie Mae II Pool 5.5% 2/20/2033	18,106	18,660
Ginnie Mae II Pool 5.5% 2/20/2054	9,861,922	10,047,927
Ginnie Mae II Pool 5.5% 2/20/2055	6,993,479	7,092,054
Ginnie Mae II Pool 5.5% 3/1/2056 (b)	100,975,000	102,275,144
Ginnie Mae II Pool 5.5% 3/20/2041	2,800	2,925
Ginnie Mae II Pool 5.5% 3/20/2045	11,481	11,979
Ginnie Mae II Pool 5.5% 4/1/2056 (b)	91,450,000	92,531,049
Ginnie Mae II Pool 5.5% 4/20/2033	275	282
Ginnie Mae II Pool 5.5% 4/20/2045	49,305	51,408
Ginnie Mae II Pool 5.5% 4/20/2048	14,321	15,026
Ginnie Mae II Pool 5.5% 4/20/2049	35,451	36,884
Ginnie Mae II Pool 5.5% 5/20/2044	11,421	11,896
Ginnie Mae II Pool 5.5% 5/20/2046	17,608	18,393
Ginnie Mae II Pool 5.5% 5/20/2055	4,492,350	4,553,565
Ginnie Mae II Pool 5.5% 6/20/2033	4,110	4,242
Ginnie Mae II Pool 5.5% 6/20/2045	23,330	24,351
Ginnie Mae II Pool 5.5% 6/20/2049	11,862	12,319
Ginnie Mae II Pool 5.5% 6/20/2054	4,547,007	4,628,150
Ginnie Mae II Pool 5.5% 6/20/2055	38,541,037	39,045,138
Ginnie Mae II Pool 5.5% 7/20/2038	26,724	27,936
Ginnie Mae II Pool 5.5% 7/20/2048	53,913	56,143
Ginnie Mae II Pool 5.5% 7/20/2053	3,313,863	3,378,695
Ginnie Mae II Pool 5.5% 7/20/2054	1,306,955	1,329,870
Ginnie Mae II Pool 5.5% 8/20/2044	14,841	15,487
Ginnie Mae II Pool 5.5% 8/20/2048	2,345	2,442
Ginnie Mae II Pool 5.5% 8/20/2053	16,873,723	17,203,841
Ginnie Mae II Pool 5.5% 8/20/2054	10,204,876	10,383,796
Ginnie Mae II Pool 5.5% 9/20/2048	43,148	44,933
Ginnie Mae II Pool 5.5% 9/20/2053	267,898	273,055
Ginnie Mae II Pool 6% 1/20/2037	2,814	2,968
Ginnie Mae II Pool 6% 1/20/2055	20,286,577	20,750,695
Ginnie Mae II Pool 6% 10/20/2035	11,727	12,313
Ginnie Mae II Pool 6% 10/20/2037	21,121	22,290
Ginnie Mae II Pool 6% 11/20/2037	72,516	76,528
Ginnie Mae II Pool 6% 12/20/2036	9,058	9,553
Ginnie Mae II Pool 6% 12/20/2037	24,464	25,833
Ginnie Mae II Pool 6% 12/20/2054	24,858,988	25,425,772
Ginnie Mae II Pool 6% 3/1/2056 (b)	83,250,000	84,938,760
Ginnie Mae II Pool 6% 3/20/2055	19,425,758	19,830,725
Ginnie Mae II Pool 6% 4/1/2056 (b)	53,975,000	55,031,955
Ginnie Mae II Pool 6% 4/20/2037	4,870	5,132
Ginnie Mae II Pool 6% 4/20/2055	26,067,554	26,598,762
Ginnie Mae II Pool 6% 5/20/2034	6,109	6,384
Ginnie Mae II Pool 6% 7/20/2036	14,415	15,177
Ginnie Mae II Pool 6% 7/20/2053	434,920	446,467
Ginnie Mae II Pool 6% 8/20/2054	2,220,121	2,272,128
Ginnie Mae II Pool 6% 9/20/2037	21,275	22,447
Ginnie Mae II Pool 6% 9/20/2038	3,444	3,642
Ginnie Mae II Pool 6% 9/20/2055	196,553	200,958
Ginnie Mae II Pool 6.5% 1/20/2055	7,550,450	7,848,126
Ginnie Mae II Pool 6.5% 3/1/2056 (b)	33,700,000	35,022,607
Ginnie Mae II Pool 6.5% 3/20/2038	22,983	24,496
Ginnie Mae II Pool 6.5% 4/1/2056 (b)	16,850,000	17,490,241
Ginnie Mae II Pool 6.5% 5/20/2055	6,487,896	6,730,503
Ginnie Mae II Pool 6.5% 7/20/2053	3,962,607	4,132,765
Ginnie Mae II Pool 6.5% 7/20/2054	7,349,552	7,657,108
Ginnie Mae II Pool 6.5% 8/20/2036	8,843	9,426
Uniform Mortgage Backed Securities 2% 3/1/2056 (b)	400,000	331,266
Uniform Mortgage Backed Securities 2% 4/1/2056 (b)	250,000	207,060
Uniform Mortgage Backed Securities 3% 3/1/2056 (b)	11,075,000	10,014,655
Uniform Mortgage Backed Securities 3.5% 3/1/2056 (b)	18,025,000	16,987,155
Uniform Mortgage Backed Securities 4.5% 3/1/2056 (b)	12,975,000	12,830,045
Uniform Mortgage Backed Securities 5% 3/1/2041 (b)	36,500,000	37,054,628
Uniform Mortgage Backed Securities 5% 3/1/2056 (b)	72,550,000	72,878,739
Uniform Mortgage Backed Securities 5% 4/1/2041 (b)	17,300,000	17,552,741
TOTAL UNITED STATES		8,381,383,426
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,741,657,721)		8,381,383,426

U.S. Government Agency Obligations - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Financials - 0.2%
Financial Services - 0.2%
Fannie Mae 0.75% 10/8/2027	11,000,000	10,544,925
Fannie Mae 0.875% 8/5/2030	9,584,000	8,579,464
Fannie Mae 6.25% 5/15/2029	2,000,000	2,170,610
Fannie Mae 7.25% 5/15/2030	5,220,000	5,983,609
Federal Home Loan Bank 3.25% 6/9/2028	1,700,000	1,696,436
Federal Home Loan Bank 4.375% 9/8/2028	2,630,000	2,690,042
Federal Home Loan Bank 5.5% 7/15/2036	11,370,000	12,724,487
Freddie Mac Non Gold Pool 0% 11/15/2038 (h)	3,200,000	1,830,634
Freddie Mac Non Gold Pool 6.25% 7/15/2032	9,453,000	10,796,875
Freddie Mac Non Gold Pool 6.75% 3/15/2031	5,634,000	6,461,911
TOTAL FINANCIALS		63,478,993
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Tennessee Valley Authority 4.375% 8/1/2034	4,738,000	4,883,346
Tennessee Valley Authority 4.875% 5/15/2035	6,000,000	6,326,448
Tennessee Valley Authority 5.25% 2/1/2055	3,000,000	3,079,265
Tennessee Valley Authority 5.25% 9/15/2039	3,565,000	3,876,212
Tennessee Valley Authority 5.375% 4/1/2056	961,000	1,010,007
Tennessee Valley Authority 5.88% 4/1/2036	7,540,000	8,614,205
TOTAL UTILITIES		27,789,483
TOTAL UNITED STATES		91,268,476
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $95,270,747)		91,268,476

U.S. Treasury Obligations - 45.1%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.23	15,433,000	10,130,318
US Treasury Bonds 1.125% 8/15/2040	1.40 to 1.88	49,961,000	32,472,699
US Treasury Bonds 1.375% 11/15/2040	1.65 to 2.09	89,071,000	59,806,305
US Treasury Bonds 1.375% 8/15/2050	2.30 to 5.03	25,274,000	13,010,186
US Treasury Bonds 1.625% 11/15/2050	1.57 to 1.98	100,569,000	55,183,311
US Treasury Bonds 1.75% 8/15/2041	2.01 to 2.33	5,202,000	3,631,646
US Treasury Bonds 1.875% 11/15/2051	1.89 to 2.07	29,202,000	16,856,170
US Treasury Bonds 1.875% 2/15/2041	2.18 to 2.31	171,299,000	123,663,157
US Treasury Bonds 1.875% 2/15/2051	2.11 to 2.41	157,669,000	92,014,643
US Treasury Bonds 2% 2/15/2050	1.71	130,000	79,503
US Treasury Bonds 2% 8/15/2051	2.04 to 2.31	3,587,000	2,144,914
US Treasury Bonds 2.25% 2/15/2052	2.44 to 3.03	54,100,000	34,224,590
US Treasury Bonds 2.25% 5/15/2041	2.03 to 2.07	15,212,000	11,556,366
US Treasury Bonds 2.25% 8/15/2046	2.93	8,327,300	5,696,719
US Treasury Bonds 2.25% 8/15/2049	2.22	936,600	611,168
US Treasury Bonds 2.375% 11/15/2049	1.57 to 2.39	7,928,000	5,300,302
US Treasury Bonds 2.375% 5/15/2051	2.29	8,194,000	5,379,233
US Treasury Bonds 2.5% 2/15/2046	2.92	12,667,600	9,155,310
US Treasury Bonds 2.5% 5/15/2046	2.92	4,826,500	3,475,834
US Treasury Bonds 2.75% 11/15/2047	2.13 to 2.93	3,369,900	2,491,488
US Treasury Bonds 2.75% 8/15/2047	2.93	1,857,800	1,377,602
US Treasury Bonds 2.875% 11/15/2046	2.33	2,461,500	1,886,221
US Treasury Bonds 2.875% 5/15/2043	2.89	1,252,400	1,004,317
US Treasury Bonds 2.875% 5/15/2049	2.38	400	297
US Treasury Bonds 2.875% 5/15/2052	3.12 to 3.28	13,900,000	10,100,305
US Treasury Bonds 2.875% 8/15/2045	2.91	91,000	70,742
US Treasury Bonds 3% 11/15/2044	2.11 to 2.91	41,796,400	33,464,875
US Treasury Bonds 3% 2/15/2047	2.91	7,118,100	5,556,845
US Treasury Bonds 3% 2/15/2048	1.33 to 2.93	4,353,000	3,360,822
US Treasury Bonds 3% 5/15/2045	2.38 to 2.90	16,727,200	13,321,647
US Treasury Bonds 3% 5/15/2047	2.92	519,600	404,395
US Treasury Bonds 3% 8/15/2052	3.75 to 4.15	69,100,000	51,474,102
US Treasury Bonds 3.125% 11/15/2041	2.13	1,577,000	1,344,085
US Treasury Bonds 3.125% 5/15/2048	2.13	466,400	367,399
US Treasury Bonds 3.125% 8/15/2044	2.91	76,300	62,496
US Treasury Bonds 3.25% 5/15/2042	3.23 to 3.41	49,500,000	42,554,531
US Treasury Bonds 3.375% 11/15/2048	2.92	4,431,700	3,633,648
US Treasury Bonds 3.375% 5/15/2044	2.90	2,243,400	1,914,251
US Treasury Bonds 3.625% 2/15/2044	2.89	1,062,700	942,108
US Treasury Bonds 3.625% 2/15/2053	3.84 to 4.03	197,700,000	165,959,882
US Treasury Bonds 3.625% 8/15/2043	2.89	320,900	285,852
US Treasury Bonds 3.875% 2/15/2043	3.80 to 4.09	100,400,000	93,019,032
US Treasury Bonds 3.875% 5/15/2043	4.05 to 4.21	135,950,000	125,681,737
US Treasury Bonds 3.875% 8/15/2040	2.80	1,400	1,331
US Treasury Bonds 4% 11/15/2042	3.74 to 4.13	97,300,000	91,781,266
US Treasury Bonds 4% 11/15/2052	3.62 to 3.88	64,100,000	57,589,844
US Treasury Bonds 4.125% 8/15/2044	4.18 to 4.60	110,810,000	104,940,533
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.03	39,100,000	35,869,668
US Treasury Bonds 4.25% 11/15/2040	2.00 to 2.80	144,500	143,117
US Treasury Bonds 4.25% 2/15/2054	4.34 to 4.78	226,017,000	211,723,190
US Treasury Bonds 4.25% 5/15/2039	1.94 to 2.75	1,432,500	1,439,159
US Treasury Bonds 4.25% 8/15/2054	4.13 to 4.48	88,190,000	82,629,896
US Treasury Bonds 4.375% 11/15/2039	1.95 to 2.77	17,800	18,002
US Treasury Bonds 4.375% 8/15/2043	4.39 to 5.12	40,800,000	40,132,219
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.80	68,150,000	66,579,355
US Treasury Bonds 4.5% 2/15/2044	4.44 to 4.90	317,270,000	316,266,139
US Treasury Bonds 4.5% 5/15/2038	1.02 to 2.70	4,680,500	4,870,280
US Treasury Bonds 4.5% 8/15/2039	2.75	73,900	75,837
US Treasury Bonds 4.625% 11/15/2044	4.47 to 4.86	50,660,000	51,136,916
US Treasury Bonds 4.625% 11/15/2045	4.63 to 4.84	123,422,000	124,231,957
US Treasury Bonds 4.625% 11/15/2055	4.67 to 4.89	81,620,000	81,479,716
US Treasury Bonds 4.625% 2/15/2055	4.49 to 4.69	40,900,000	40,791,361
US Treasury Bonds 4.625% 5/15/2044	4.62 to 4.71	61,100,000	61,794,535
US Treasury Bonds 4.625% 5/15/2054	4.34 to 4.63	96,600,000	96,290,579
US Treasury Bonds 4.75% 11/15/2043	4.17 to 4.69	145,800,000	150,071,485
US Treasury Bonds 4.75% 2/15/2037	2.67	5,326,400	5,688,637
US Treasury Bonds 4.75% 2/15/2041	2.00 to 4.87	491,600	513,338
US Treasury Bonds 4.75% 2/15/2056	4.63	33,000,000	33,629,063
US Treasury Bonds 4.75% 5/15/2055	4.79 to 4.91	183,300,000	186,543,550
US Treasury Bonds 4.75% 8/15/2055	4.67 to 4.92	76,770,000	78,173,452
US Treasury Bonds 4.875% 8/15/2045	4.64 to 4.87	128,400,000	133,556,063
US Treasury Bonds 5% 5/15/2045	4.79 to 4.92	231,880,000	245,122,523
US Treasury Notes 0.375% 7/31/2027	0.48 to 0.49	41,405,000	39,663,079
US Treasury Notes 0.375% 9/30/2027	0.62	4,380,000	4,176,741
US Treasury Notes 0.5% 10/31/2027	0.61	69,435,000	66,185,659
US Treasury Notes 0.5% 4/30/2027	0.49 to 1.04	76,857,000	74,269,080
US Treasury Notes 0.5% 6/30/2027	0.39	6,547,000	6,296,884
US Treasury Notes 0.625% 11/30/2027	0.63	1,471,000	1,402,277
US Treasury Notes 0.625% 12/31/2027	0.63	11,851,000	11,271,875
US Treasury Notes 0.625% 3/31/2027	0.52	798,000	773,935
US Treasury Notes 0.625% 5/15/2030	1.69	6,869,000	6,108,580
US Treasury Notes 0.625% 8/15/2030	0.78	9,936,000	8,769,684
US Treasury Notes 0.75% 1/31/2028	1.15	5,976,000	5,685,837
US Treasury Notes 1.125% 2/29/2028	1.28 to 1.39	119,508,000	114,326,207
US Treasury Notes 1.25% 12/31/2026	1.55	14,400,000	14,129,842
US Treasury Notes 1.25% 3/31/2028	1.36	15,582,000	14,919,156
US Treasury Notes 1.25% 4/30/2028	1.25	53,309,000	50,951,743
US Treasury Notes 1.25% 5/31/2028	1.21	39,296,000	37,492,375
US Treasury Notes 1.25% 6/30/2028	0.99	77,172,000	73,515,374
US Treasury Notes 1.25% 8/15/2031	1.48 to 1.80	121,027,000	107,123,078
US Treasury Notes 1.25% 9/30/2028	1.27 to 1.70	70,716,000	67,006,172
US Treasury Notes 1.375% 12/31/2028	1.56 to 1.71	22,700,000	21,476,328
US Treasury Notes 1.5% 1/31/2027	1.62 to 1.81	50,200,000	49,279,536
US Treasury Notes 1.5% 11/30/2028	1.31 to 1.42	113,349,000	107,774,531
US Treasury Notes 1.5% 2/15/2030	1.35 to 1.50	87,477,000	81,223,761
US Treasury Notes 1.625% 5/15/2031	3.75	38,120,000	34,644,528
US Treasury Notes 1.625% 8/15/2029	0.94 to 1.80	29,838,600	28,121,715
US Treasury Notes 2.25% 11/15/2027	1.81 to 2.48	27,839,100	27,304,067
US Treasury Notes 2.25% 2/15/2027	2.43	944,000	932,591
US Treasury Notes 2.25% 8/15/2027	2.46	5,291,000	5,201,508
US Treasury Notes 2.375% 5/15/2027	1.63 to 2.45	68,262,000	67,363,395
US Treasury Notes 2.5% 3/31/2027	2.45 to 2.83	39,000,000	38,588,672
US Treasury Notes 2.625% 2/15/2029	1.68 to 2.51	20,536,100	20,093,290
US Treasury Notes 2.625% 5/31/2027	3.34	7,200,000	7,124,625
US Treasury Notes 2.625% 7/31/2029	2.64 to 2.92	155,300,000	151,362,903
US Treasury Notes 2.75% 4/30/2027	2.85 to 3.03	35,700,000	35,398,781
US Treasury Notes 2.75% 7/31/2027	2.67	85,000,000	84,183,203
US Treasury Notes 2.75% 8/15/2032	2.78 to 4.05	238,719,800	225,972,535
US Treasury Notes 2.875% 4/30/2029	3.05	11,600,000	11,416,031
US Treasury Notes 2.875% 5/15/2028	1.67 to 2.48	46,361,100	45,859,459
US Treasury Notes 2.875% 5/15/2032	2.91 to 2.93	1,900,000	1,817,320
US Treasury Notes 2.875% 8/15/2028	1.76	38,531,600	38,074,037
US Treasury Notes 3.125% 11/15/2028	1.68 to 2.50	3,802,200	3,776,505
US Treasury Notes 3.125% 8/31/2027	3.33	41,900,000	41,708,504
US Treasury Notes 3.125% 8/31/2029	3.29	43,000,000	42,566,641
US Treasury Notes 3.25% 6/30/2027	2.86 to 2.97	37,300,000	37,199,465
US Treasury Notes 3.25% 6/30/2029	2.99	11,400,000	11,340,328
US Treasury Notes 3.375% 5/15/2033	3.96	13,600,000	13,283,906
US Treasury Notes 3.375% 9/15/2027	3.56	46,240,000	46,196,650
US Treasury Notes 3.375% 9/15/2028	3.55 to 3.62	170,070,000	170,010,210
US Treasury Notes 3.5% 1/15/2029	3.61	363,800,000	364,908,456
US Treasury Notes 3.5% 1/31/2028	4.20	12,770,000	12,794,443
US Treasury Notes 3.5% 1/31/2030	4.07	51,100,000	51,175,852
US Treasury Notes 3.5% 10/15/2028	3.60	143,700,000	144,092,933
US Treasury Notes 3.5% 11/15/2028	3.50	57,000,000	57,162,539
US Treasury Notes 3.5% 12/15/2028	3.52	114,150,000	114,488,883
US Treasury Notes 3.5% 2/15/2029	3.39	116,800,000	117,165,000
US Treasury Notes 3.5% 2/15/2033	3.82	120,900,000	119,242,347
US Treasury Notes 3.5% 2/28/2031	3.52	45,700,000	45,664,297
US Treasury Notes 3.5% 4/30/2028	3.51 to 3.76	126,400,000	126,667,892
US Treasury Notes 3.5% 4/30/2030	3.71	67,900,000	67,958,352
US Treasury Notes 3.5% 9/30/2029	3.57	40,400,000	40,486,797
US Treasury Notes 3.625% 10/31/2030	3.71	75,180,000	75,550,027
US Treasury Notes 3.625% 12/31/2030	3.71	65,190,000	65,490,485
US Treasury Notes 3.625% 3/31/2028	3.58	49,700,000	49,931,027
US Treasury Notes 3.625% 3/31/2030	3.48 to 3.55	78,900,000	79,362,305
US Treasury Notes 3.625% 5/31/2028	3.74 to 4.11	30,400,000	30,553,187
US Treasury Notes 3.625% 8/15/2028	3.58	168,800,000	169,762,687
US Treasury Notes 3.625% 8/31/2029	3.71	17,060,000	17,166,625
US Treasury Notes 3.625% 8/31/2030	3.69	10,040,000	10,092,161
US Treasury Notes 3.625% 9/30/2030	3.74	38,880,000	39,078,956
US Treasury Notes 3.625% 9/30/2031	3.66 to 3.97	96,800,000	96,962,594
US Treasury Notes 3.75% 1/31/2031	3.80	40,220,000	40,628,484
US Treasury Notes 3.75% 10/31/2032	3.78 to 3.89	133,100,000	133,474,344
US Treasury Notes 3.75% 12/31/2028	3.84 to 3.92	33,000,000	33,318,399
US Treasury Notes 3.75% 12/31/2030	4.11	2,400,000	2,423,813
US Treasury Notes 3.75% 4/15/2028	3.58 to 3.80	103,880,000	104,634,753
US Treasury Notes 3.75% 5/15/2028	3.85	382,900,000	385,791,164
US Treasury Notes 3.75% 6/30/2030	3.96 to 4.08	167,850,000	169,600,623
US Treasury Notes 3.75% 8/15/2027	3.79	48,600,000	48,808,828
US Treasury Notes 3.75% 8/31/2031	3.73	30,500,000	30,750,195
US Treasury Notes 3.875% 10/15/2027	4.12	97,740,000	98,419,598
US Treasury Notes 3.875% 11/30/2027	3.66 to 3.93	118,900,000	119,819,618
US Treasury Notes 3.875% 11/30/2029	3.59 to 3.80	73,000,000	74,077,890
US Treasury Notes 3.875% 12/31/2027	3.50 to 3.64	69,900,000	70,468,657
US Treasury Notes 3.875% 12/31/2029	3.58	29,300,000	29,736,066
US Treasury Notes 3.875% 12/31/2032	3.92 to 4.02	195,900,000	197,828,391
US Treasury Notes 3.875% 3/15/2028	3.68	65,100,000	65,720,484
US Treasury Notes 3.875% 4/30/2030	3.72	83,400,000	84,677,063
US Treasury Notes 3.875% 5/31/2027	3.89	25,900,000	26,023,430
US Treasury Notes 3.875% 6/15/2028	3.68 to 3.86	271,600,000	274,538,797
US Treasury Notes 3.875% 6/30/2030	3.79	61,600,000	62,560,094
US Treasury Notes 3.875% 7/15/2028	3.88	106,900,000	108,073,394
US Treasury Notes 3.875% 7/31/2030	3.95	120,790,000	122,686,780
US Treasury Notes 3.875% 8/15/2033	4.10 to 4.88	67,600,000	68,091,156
US Treasury Notes 3.875% 8/15/2034	3.92 to 4.28	46,530,000	46,597,669
US Treasury Notes 3.875% 9/30/2029	3.76 to 3.87	27,400,000	27,796,015
US Treasury Notes 3.875% 9/30/2032	3.93	65,250,000	65,943,281
US Treasury Notes 4% 1/15/2027	4.01	58,600,000	58,826,617
US Treasury Notes 4% 1/31/2029	3.87	107,000,000	108,788,906
US Treasury Notes 4% 1/31/2031	3.91 to 4.28	11,600,000	11,843,781
US Treasury Notes 4% 1/31/2033	3.71	60,200,000	61,234,688
US Treasury Notes 4% 10/31/2029	3.74 to 4.14	128,400,000	130,837,594
US Treasury Notes 4% 11/15/2035	4.26	36,200,000	36,330,094
US Treasury Notes 4% 12/15/2027	4.28 to 4.48	37,600,000	37,983,990
US Treasury Notes 4% 2/15/2034	4.19 to 4.69	139,400,000	141,235,070
US Treasury Notes 4% 2/28/2030	3.69	11,800,000	12,033,234
US Treasury Notes 4% 4/30/2032	4.11 to 4.16	230,000,000	234,411,330
US Treasury Notes 4% 5/31/2030	3.95	208,400,000	212,649,405
US Treasury Notes 4% 6/30/2028	4.13	126,700,000	128,452,023
US Treasury Notes 4% 6/30/2032	3.99	61,120,000	62,270,775
US Treasury Notes 4% 7/31/2029	3.94	53,800,000	54,800,793
US Treasury Notes 4% 7/31/2032	3.92 to 4.14	153,230,000	156,073,135
US Treasury Notes 4.125% 1/31/2027	4.20	15,300,000	15,379,010
US Treasury Notes 4.125% 10/31/2027	3.82 to 4.24	153,700,000	155,423,121
US Treasury Notes 4.125% 10/31/2029	4.15	83,700,000	85,648,641
US Treasury Notes 4.125% 10/31/2031	4.11 to 4.22	197,040,000	202,289,268
US Treasury Notes 4.125% 11/15/2027	4.09 to 4.11	178,200,000	180,260,438
US Treasury Notes 4.125% 11/30/2029	4.05	25,750,000	26,356,533
US Treasury Notes 4.125% 2/15/2027	4.42	17,800,000	17,896,092
US Treasury Notes 4.125% 2/15/2036	3.96	88,100,000	89,270,078
US Treasury Notes 4.125% 3/31/2029	4.20	78,700,000	80,353,929
US Treasury Notes 4.125% 3/31/2032	3.88	27,500,000	28,222,949
US Treasury Notes 4.125% 5/31/2032	4.16	15,600,000	16,005,416
US Treasury Notes 4.125% 7/31/2028	4.18	99,300,000	101,006,719
US Treasury Notes 4.125% 7/31/2031	3.81 to 3.96	129,500,000	133,024,925
US Treasury Notes 4.125% 8/31/2030	4.63	69,700,000	71,483,340
US Treasury Notes 4.125% 9/30/2027	3.96	27,300,000	27,590,063
US Treasury Notes 4.25% 1/15/2028	4.24	102,100,000	103,647,453
US Treasury Notes 4.25% 1/31/2030	4.33	127,600,000	131,268,500
US Treasury Notes 4.25% 11/15/2034	4.55	44,900,000	46,129,488
US Treasury Notes 4.25% 12/31/2026	4.25	31,000,000	31,175,828
US Treasury Notes 4.25% 2/15/2028	3.96	1,650,000	1,676,550
US Treasury Notes 4.25% 2/28/2029	4.24	80,600,000	82,542,586
US Treasury Notes 4.25% 2/28/2031	4.21 to 4.27	163,500,000	168,813,750
US Treasury Notes 4.25% 3/15/2027	4.40	65,200,000	65,686,884
US Treasury Notes 4.25% 5/15/2035	4.36 to 4.39	207,770,000	213,102,222
US Treasury Notes 4.25% 6/30/2029	4.34	42,200,000	43,297,858
US Treasury Notes 4.25% 8/15/2035	4.10 to 4.22	53,770,000	55,105,848
US Treasury Notes 4.375% 1/31/2032	4.44	107,300,000	111,545,894
US Treasury Notes 4.375% 11/30/2028	4.29	116,300,000	119,266,558
US Treasury Notes 4.375% 11/30/2030	3.87 to 4.36	171,900,000	178,292,531
US Treasury Notes 4.375% 12/15/2026	4.01 to 4.09	49,600,000	49,910,387
US Treasury Notes 4.375% 5/15/2034	4.37 to 4.49	10,400,000	10,797,719
US Treasury Notes 4.375% 7/15/2027	4.10	103,200,000	104,466,120
US Treasury Notes 4.5% 11/15/2033	3.95 to 4.34	118,800,000	124,447,640
US Treasury Notes 4.5% 12/31/2031	4.49	42,500,000	44,460,644
US Treasury Notes 4.5% 4/15/2027	4.87	36,800,000	37,199,625
US Treasury Notes 4.5% 5/15/2027	4.67	122,300,000	123,737,980
US Treasury Notes 4.5% 5/31/2029	4.49	18,500,000	19,112,813
US Treasury Notes 4.625% 2/15/2035	4.05 to 4.31	126,340,000	133,308,434
US Treasury Notes 4.625% 4/30/2029	4.72	67,000,000	69,420,898
US Treasury Notes 4.625% 4/30/2031	4.70	48,000,000	50,420,625
US Treasury Notes 4.625% 5/31/2031	4.37 to 4.49	143,700,000	150,974,813
US Treasury Notes 4.625% 6/15/2027	4.52	31,260,000	31,709,363
US Treasury Notes 4.625% 9/30/2028	4.60	96,400,000	99,333,422
US Treasury Notes 4.625% 9/30/2030	4.65	11,900,000	12,459,207
US Treasury Notes 4.75% 2/15/2045	4.70 to 4.81	33,740,000	34,583,500
US Treasury Notes 4.875% 10/31/2028	4.82	5,440,000	5,643,575
TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,228,065,709)			15,020,884,170

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.70	224,937,269	224,982,257
Fidelity Securities Lending Cash Central Fund (j)(k)	3.69	213,455,458	213,476,804
TOTAL MONEY MARKET FUNDS (Cost $438,459,061)			438,459,061

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $35,274,929,757)	34,261,803,284
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(922,673,640)
NET ASSETS - 100.0%	33,339,129,644

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 3% 3/1/2056	(3,150,000)	(2,888,323)
Ginnie Mae II Pool 3.5% 3/1/2056	(14,675,000)	(13,768,132)
Ginnie Mae II Pool 4.5% 3/1/2056	(13,175,000)	(13,015,518)
Ginnie Mae II Pool 5% 3/1/2056	(93,250,000)	(93,577,830)
Ginnie Mae II Pool 5% 4/1/2056	(23,125,000)	(23,174,682)
Ginnie Mae II Pool 5.5% 3/1/2056	(100,975,000)	(102,275,144)
Ginnie Mae II Pool 6% 3/1/2056	(83,250,000)	(84,938,760)
Ginnie Mae II Pool 6.5% 3/1/2056	(33,700,000)	(35,022,607)
Uniform Mortgage Backed Securities 2% 3/1/2056	(250,000)	(207,040)
Uniform Mortgage Backed Securities 3% 3/1/2056	(1,325,000)	(1,198,142)
Uniform Mortgage Backed Securities 3.5% 3/1/2056	(7,075,000)	(6,667,635)
Uniform Mortgage Backed Securities 4.5% 3/1/2056	(2,675,000)	(2,645,115)
Uniform Mortgage Backed Securities 5% 3/1/2041	(17,300,000)	(17,562,879)
Uniform Mortgage Backed Securities 5% 3/1/2056	(30,525,000)	(30,663,315)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(427,605,122)

TOTAL TBA SALE COMMITMENTS (Proceeds $426,616,561)		(427,605,122)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security is on loan at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,405,678 or 0.1% of net assets.

(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Zero coupon bond which is issued at a discount.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	116,709,456	2,164,379,567	2,056,122,555	1,595,645	15,789	-	224,982,257	224,937,269	0.4%
Fidelity Securities Lending Cash Central Fund	211,430,533	1,193,972,605	1,191,920,515	252,464	(5,819)	-	213,476,804	213,455,458	0.6%
Total	328,139,989	3,358,352,172	3,248,043,070	1,848,109	9,970	-	438,459,061

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	177,901,088	-	177,901,088	-

Bank Notes
Financials	31,554,033	-	31,554,033	-

Commercial Mortgage Securities	487,073,434	-	487,073,434	-

Foreign Government and Government Agency Obligations	456,599,615	-	456,599,615	-

Municipal Securities
Education	7,632,220	-	7,632,220	-
Electric Utilities	6,842,732	-	6,842,732	-
General Obligations	44,564,618	-	44,564,618	-
Health Care	7,295,755	-	7,295,755	-
Special Tax	8,618,528	-	8,618,528	-
Transportation	27,902,236	-	27,902,236	-
Water & Sewer	4,167,946	-	4,167,946	-

Non-Convertible Corporate Bonds
Communication Services	722,343,656	-	722,343,656	-
Consumer Discretionary	441,138,828	-	441,138,828	-
Consumer Staples	511,542,590	-	511,542,590	-
Energy	646,642,284	-	646,642,284	-
Financials	3,167,715,480	-	3,167,715,480	-
Health Care	973,754,864	-	973,754,864	-
Industrials	586,286,518	-	586,286,518	-
Information Technology	651,270,857	-	651,270,857	-
Materials	248,997,678	-	248,997,678	-
Real Estate	309,252,926	-	309,252,926	-
Utilities	810,710,265	-	810,710,265	-

U.S. Government Agency - Mortgage Securities	8,381,383,426	-	8,381,383,426	-

U.S. Government Agency Obligations
Financials	63,478,993	-	63,478,993	-
Utilities	27,789,483	-	27,789,483	-

U.S. Treasury Obligations	15,020,884,170	-	15,020,884,170	-

Money Market Funds	438,459,061	438,459,061	-	-
Total Investments in Securities:	34,261,803,284	438,459,061	33,823,344,223	-
Other Financial Instruments:

TBA Sale Commitments	(427,605,122)	-	(427,605,122)	-
Total Other Financial Instruments:	(427,605,122)	-	(427,605,122)	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $206,697,385) - See accompanying schedule:
Unaffiliated issuers (cost $34,836,470,696)	$33,823,344,223
Fidelity Central Funds (cost $438,459,061)	438,459,061

Total Investment in Securities (cost $35,274,929,757)		$34,261,803,284
Foreign currency held at value (cost $1,886)		1,956
Receivable for investments sold		381,507,359
Receivable for TBA sale commitments		426,616,561
Receivable for fund shares sold		114,273,817
Interest receivable		261,844,594
Distributions receivable from Fidelity Central Funds		239,145
Other receivables		130,858
Total assets		35,446,417,574
Liabilities
Payable for investments purchased
Regular delivery	$402,169,043
Delayed delivery	825,910,966
TBA sale commitments, at value	427,605,122
Payable for fund shares redeemed	237,970,304
Distributions payable	1,553
Other payables and accrued expenses	148,319
Collateral on securities loaned	213,482,623
Total liabilities		2,107,287,930
Net Assets		$33,339,129,644
Net Assets consist of:
Paid in capital		$35,173,907,990
Total accumulated earnings (loss)		(1,834,778,346)
Net Assets		$33,339,129,644
Net Asset Value, offering price and redemption price per share ($33,339,129,644 ÷ 3,603,414,957 shares)		$9.25
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Interest		$622,903,430
Income from Fidelity Central Funds (including $252,464 from security lending)		1,848,109
Total income		624,751,539
Expenses
Custodian fees and expenses	$104,372
Independent trustees' fees and expenses	33,198
Total expenses before reductions	137,570
Expense reductions	(8,148)
Total expenses after reductions		129,422
Net Investment income (loss)		624,622,117
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(25,383,848)
Fidelity Central Funds	9,970
Foreign currency transactions	1
Total net realized gain (loss)		(25,373,877)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	649,183,345
Assets and liabilities in foreign currencies	26
TBA sale commitments	45,192
Total change in net unrealized appreciation (depreciation)		649,228,563
Net gain (loss)		623,854,686
Net increase (decrease) in net assets resulting from operations		$1,248,476,803
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$624,622,117	$1,047,285,420
Net realized gain (loss)	(25,373,877)	(97,400,704)
Change in net unrealized appreciation (depreciation)	649,228,563	(50,189,328)
Net increase (decrease) in net assets resulting from operations	1,248,476,803	899,695,388
Distributions to shareholders	(624,286,027)	(1,046,198,641)

Share transactions
Proceeds from sales of shares	3,871,240,946	7,041,604,393
Reinvestment of distributions	623,994,498	1,046,197,807
Cost of shares redeemed	(2,273,859,863)	(3,385,074,828)

Net increase (decrease) in net assets resulting from share transactions	2,221,375,581	4,702,727,372
Total increase (decrease) in net assets	2,845,566,357	4,556,224,119

Net Assets
Beginning of period	30,493,563,287	25,937,339,168
End of period	$33,339,129,644	$30,493,563,287

Other Information
Shares
Sold	422,955,831	782,328,818
Issued in reinvestment of distributions	68,038,553	116,048,038
Redeemed	(247,975,958)	(375,976,134)
Net increase (decrease)	243,018,426	522,400,722

Financial Highlights
Fidelity® Series Bond Index Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.07	$9.14	$8.83	$9.19	$10.59	$10.90
Income from Investment Operations
Net investment income (loss) A,B	.180	.344	.314	.258	.181	.165
Net realized and unrealized gain (loss)	.180	(.070)	.309	(.361)	(1.396)	(.182)
Total from investment operations	.360	.274	.623	(.103)	(1.215)	(.017)
Distributions from net investment income	(.180)	(.344)	(.313)	(.257)	(.185)	(.174)
Distributions from net realized gain	-	-	-	-	-	(.119)
Total distributions	(.180)	(.344)	(.313)	(.257)	(.185)	(.293)
Net asset value, end of period	$9.25	$9.07	$9.14	$8.83	$9.19	$10.59
Total Return C,D	4.00%	3.08%	7.24%	(1.12)%	(11.57)%	(.14)%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions, if any G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	3.97% H	3.83%	3.55%	2.89%	1.82%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$33,339,130	$30,493,563	$25,937,339	$21,421,688	$17,763,199	$20,808,897
Portfolio turnover rate I	55 % H	55%	50%	42%	61%	108%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Series Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$460,738,563
Gross unrealized depreciation	(1,487,577,936)
Net unrealized appreciation (depreciation)	$(1,026,839,373)
Tax cost	$35,287,654,098

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(246,279,333)
Long-term	(509,945,986)
Total capital loss carryforward	$(756,225,319)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, and U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Bond Index Fund	4,427,019,692	3,426,025,990

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Series Bond Index Fund	$130,858

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Bond Index Fund	25,821	-	-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $8,148.

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Bond Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through December 31, 2027.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9892976.106
SBX-SANN-0426
Fidelity® SAI Total Bond Fund

Semi-Annual Report
February 28, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Total Bond Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 8.0%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.6%
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0192% 7/20/2037 (b)(c)(o)	13,747,664	13,766,402
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0176% 10/20/2037 (b)(c)(o)	4,241,000	4,254,368
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.1676% 4/19/2037 (b)(c)(o)	23,693,000	23,732,852
Ares Lxx Clo Ltd / Ares Lxx Clo LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.918% 1/25/2039 (b)(c)(o)	12,063,000	12,069,671
Bain Cap Cr Clo Ltd / Bain Cap Cr Clo LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9876% 7/18/2038 (b)(c)(o)	13,825,000	13,876,692
Bain Capital Credit Clo Ltd Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9597% 1/21/2039 (b)(c)(o)	14,158,000	14,214,731
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0176% 10/20/2037 (b)(c)(o)	15,994,000	16,032,753
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.0022% 1/15/2038 (b)(c)(o)	13,131,000	13,185,901
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.3676% 7/20/2037 (b)(c)(o)	364,000	365,063
GoldenTree Loan Management US CLO 21 Ltd Series 2024-21A Class DJ, CME Term SOFR 3 month Index + 4.25%, 7.9176% 7/20/2037 (b)(c)(o)	250,000	250,487
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0076% 10/20/2037 (b)(c)(o)	12,846,000	12,889,920
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.1776% 7/20/2037 (b)(c)(o)	10,479,000	10,508,299
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 1.09% 4/16/2038 (b)(c)(o)	9,569,000	9,569,000
TOTAL BAILIWICK OF JERSEY		144,716,139
BERMUDA - 0.0%
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.8491% 4/15/2041 (b)(c)(o)	9,024,000	9,023,955
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (o)	1,717,628	1,735,684
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (o)	3,331,381	3,373,237
TOTAL CANADA		5,108,921
GRAND CAYMAN (UK OVERSEAS TER) - 4.4%
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0076% 7/17/2037 (b)(c)(o)	12,215,000	12,253,502
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 4.8876% 10/20/2038 (b)(c)(o)	19,226,000	19,244,822
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.1711% 4/16/2037 (b)(c)(o)	15,363,000	15,381,896
Allegro Clo Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.0076% 7/20/2038 (b)(c)(o)	9,447,000	9,477,684
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.1097% 7/21/2037 (b)(c)(o)	18,441,000	18,482,953
Apidos CLO LIII Series 2025-53A Class E, CME Term SOFR 3 month Index + 6.43%, 10.0976% 7/20/2038 (b)(c)(o)	159,000	164,090
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 4.9822% 7/15/2038 (b)(c)(o)	15,100,000	15,155,704
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 4.9596% 4/25/2034 (b)(c)(o)	15,787,000	15,806,402
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.0422% 10/15/2037 (b)(c)(o)	8,652,000	8,664,078
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9122% 4/15/2038 (b)(c)(o)	12,057,000	12,047,620
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.0038% 4/15/2034 (b)(c)(o)	27,261,000	27,292,133
Ares XXXIV CLO Ltd Series 2025-2A Class A1R4, CME Term SOFR 3 month Index + 1.29%, 4.9576% 7/17/2038 (b)(c)(o)	18,547,000	18,550,060
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 4.9322% 1/15/2038 (b)(c)(o)	8,291,000	8,318,286
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (b)(c)(o)	150,000	149,940
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.0376% 10/20/2037 (b)(c)(o)	14,512,000	14,548,715
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.6722% 3/30/2038 (b)(c)(o)	125,000	122,881
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.918% 7/24/2035 (b)(c)(o)	8,999,427	9,008,679
Benefit Str Partners Clo Xxxiii Ltd / Benefit Str Partners Clo Xxxiii LLC Series 2026-33A Class AR, CME Term SOFR 3 month Index + 1.19%, 4.8542% 1/25/2039 (b)(c)(o)	11,974,000	11,995,206
Benefit Street Partners Clo 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.944% 1/15/2039 (b)(c)(o)	12,121,000	12,144,709
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 5.1875% 10/20/2038 (b)(c)(o)	12,943,000	12,968,886
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.0638% 1/15/2035 (b)(c)(o)	10,268,000	10,285,558
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.4192% 4/22/2038 (b)(c)(o)	150,000	149,649
Brant Point Clo Ltd Series 2025-8A Class D1, CME Term SOFR 3 month Index + 2.85%, 6.8119% 3/31/2038 (b)(c)(o)	265,000	267,210
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 4.9776% 1/20/2038 (b)(c)(o)	9,291,000	9,303,887
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.078% 7/25/2037 (b)(c)(o)	16,076,000	16,094,954
Carlyle US Clo Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8789% 1/20/2039 (b)(c)(o)	13,715,000	13,743,884
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 4.868% 1/25/2038 (b)(c)(o)	10,975,000	10,964,025
Cedar Fdg Xvii Clo Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0197% 7/20/2038 (b)(c)(o)	11,696,000	11,735,778
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.0276% 10/20/2037 (b)(c)(o)	10,997,000	11,037,887
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 10.9197% 7/21/2038 (b)(c)(o)	250,000	257,689
Cifc Fdg Ltd / Cifc Fdg LLC Series 2025-5A Class CR, CME Term SOFR 3 month Index + 1.8%, 5.4722% 1/15/2038 (b)(c)(o)	250,000	250,369
Cifc Funding 2021-Iii Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9022% 10/15/2038 (b)(c)(o)	22,431,000	22,433,512
Cifc Funding 2025-Vi Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 5.1098% 10/23/2038 (b)(c)(o)	8,201,000	8,218,058
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.4176% 1/17/2038 (b)(c)(o)	100,000	98,497
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 4.9422% 10/15/2038 (b)(c)(o)	12,247,000	12,263,129
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 4.6676% 4/18/2035 (b)(c)(o)	13,651,000	13,654,249
CREST Ltd Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.69%, 8.9627% (b)(c)(i)(j)(o)	209,686	0
Diameter Cap Ltd / LLC Series 2025-5A Class BR, CME Term SOFR 3 month Index + 1.8%, 5.4722% 1/15/2039 (b)(c)(o)	255,000	253,537
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 4.9697% 4/20/2035 (b)(c)(o)	9,084,000	9,084,000
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.1976% 4/18/2037 (b)(c)(o)	13,262,000	13,279,108
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.0522% 7/15/2037 (b)(c)(o)	15,917,000	15,933,188
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.0622% 10/15/2037 (b)(c)(o)	14,518,000	14,561,278
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.0522% 10/15/2037 (b)(c)(o)	15,072,000	15,094,050
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 4.8322% 4/15/2038 (b)(c)(o)	12,030,000	12,030,000
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 7.7722% 4/15/2038 (b)(c)(o)	150,000	149,386
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.8956% 11/20/2038 (b)(c)(o)	23,424,000	23,454,006
Flatiron CLO 31 Ltd Series 2025-31A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8969% 1/18/2039 (b)(c)(o)	12,078,000	12,101,540
Flatiron Clo 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 4.9592% 10/22/2038 (b)(c)(o)	12,140,000	12,174,065
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0276% 10/19/2037 (b)(c)(o)	14,290,000	14,336,028
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 8.9222% 4/15/2038 (b)(c)(o)	200,000	201,338
Fortress Credit Bsl Ltd Series 2026-1A Class C1, CME Term SOFR 3 month Index + 1.9%, 0% 4/20/2039 (b)(c)(f)(o)	250,000	250,000
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (o)	1,354,082	1,343,899
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.2222% 4/15/2037 (b)(c)(o)	12,096,000	12,093,399
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 4.8222% 4/15/2038 (b)(c)(o)	8,699,000	8,699,000
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.178% 4/25/2037 (b)(c)(o)	15,620,000	15,650,397
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7522% 7/15/2034 (b)(c)(o)	8,675,000	8,681,281
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.208% 10/25/2037 (b)(c)(o)	15,155,000	15,176,944
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 4.988% 7/25/2038 (b)(c)(o)	12,120,000	12,171,292
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.8222% 4/15/2038 (b)(c)(o)	8,410,000	8,411,960
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 4.958% 1/25/2038 (b)(c)(o)	7,590,000	7,614,607
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 4.9492% 4/20/2034 (b)(c)(o)	11,245,000	11,253,479
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0222% 7/15/2037 (b)(c)(o)	14,497,000	14,517,658
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 9.6722% 7/15/2037 (b)(c)(o)	100,000	97,362
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.818% 1/25/2038 (b)(c)(o)	11,119,000	11,130,731
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 4.9122% 1/15/2038 (b)(c)(o)	15,208,000	15,239,070
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9176% 7/20/2036 (b)(c)(o)	100,000	100,432
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9176% 10/20/2037 (b)(c)(o)	125,000	125,608
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.8422% 4/15/2038 (b)(c)(o)	14,355,000	14,355,000
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.0676% 7/18/2038 (b)(c)(o)	12,152,000	12,165,987
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0176% 7/20/2037 (b)(c)(o)	20,095,000	20,115,617
Ocp Aegis Clo Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.8574% 1/21/2038 (b)(c)(o)	10,956,000	10,968,654
Ocp Aegis Clo Ltd Series 2025-47A Class D1A, CME Term SOFR 3 month Index + 2.6%, 6.3474% 1/21/2038 (b)(c)(o)	250,000	249,942
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.2176% 7/20/2037 (b)(c)(o)	200,000	200,735
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (b)(c)(o)	12,973,000	13,002,838
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 5.0473% 10/15/2038 (b)(c)(o)	8,515,000	8,529,552
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 4.9592% 1/22/2038 (b)(c)(o)	13,866,000	13,904,118
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 4.8976% 4/20/2038 (b)(c)(o)	7,918,000	7,931,500
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 4.9976% 10/20/2037 (b)(c)(o)	10,862,000	10,908,598
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1676% 4/20/2037 (b)(c)(o)	17,577,000	17,615,177
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.3176% 4/20/2037 (b)(c)(o)	932,000	933,386
OHA Credit Partners Ltd Series 2024-18A Class D2, CME Term SOFR 3 month Index + 4.75%, 8.4176% 4/20/2037 (b)(c)(o)	250,000	250,850
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.029% 2/20/2038 (b)(c)(o)	10,810,000	10,802,152
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 4.9876% 1/18/2038 (b)(c)(o)	4,722,000	4,722,000
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 7.8122% 2/15/2038 (b)(c)(o)	100,000	100,004
Palmer Square Clo Ltd Series 2025-5A Class A, CME Term SOFR 3 month Index + 1.21%, 5.0937% 10/20/2038 (b)(c)(o)	13,365,000	13,384,780
Palmer Square CLO Ltd Series 2026-1A Class A, CME Term SOFR 3 month Index + 1.19%, 0% 4/20/2039 (b)(c)(f)(o)	10,461,000	10,465,749
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6122% 7/15/2033 (b)(c)(o)	10,897,352	10,904,010
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.6722% 1/15/2033 (b)(c)(o)	5,031,056	5,031,056
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.4525% 2/15/2033 (b)(c)(o)	10,668,660	10,661,682
Peace Park Clo Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9176% 10/20/2038 (b)(c)(o)	12,426,000	12,413,661
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 7.4676% 4/20/2038 (b)(c)(o)	100,000	97,021
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (o)	6,073,127	6,041,607
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0222% 10/15/2039 (b)(c)(o)	6,032,000	6,032,000
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.0122% 1/15/2037 (b)(c)(o)	17,526,000	17,552,552
RR Ltd Series 2026-44A Class A1A, CME Term SOFR 3 month Index + 1.17%, 0% 4/15/2041 (b)(c)(f)(o)	13,618,000	13,618,667
Sixth Street Clo Xix Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 4.9476% 7/17/2038 (b)(c)(o)	7,970,000	8,000,206
Sixth Street Clo Xviii Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9176% 10/17/2038 (b)(c)(o)	12,284,000	12,327,596
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9876% 7/17/2038 (b)(c)(o)	9,996,000	10,033,255
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1922% 4/15/2037 (b)(c)(o)	10,786,000	10,800,766
Taberna Preferred Funding VI Ltd Series 2006-6A Class F1, CME Term SOFR 3 month Index + 4.7616%, 8.4248% (b)(c)(i)(j)(o)	535,340	0
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (b)(o)	964,098	964,571
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (o)	5,446,321	5,406,339
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 4.4714% 4/6/2042 (b)(c)(o)	934,000	739,243
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1922% 4/15/2037 (b)(c)(o)	10,244,000	10,271,935
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 4.9776% 1/20/2038 (b)(c)(o)	4,156,000	4,162,936
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		983,410,966
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (o)	3,182,162	3,242,879
MULTI-NATIONAL - 0.1%
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.8476% 4/20/2038 (b)(c)(o)	11,745,000	11,758,577
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.168% 7/27/2037 (b)(c)(o)	13,598,000	13,628,908
Ocp Clo 2018-15 Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9176% 1/20/2038 (b)(c)(o)	8,071,000	8,096,634
TOTAL MULTI-NATIONAL		33,484,119
UNITED STATES - 2.9%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (o)	8,569,412	8,830,281
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (o)	7,779,981	8,016,818
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (o)	6,842,545	7,042,227
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (o)	4,542,191	4,421,770
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (o)	14,952,254	14,347,151
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (o)	22,639,213	23,259,187
Affirm Asset Securitization Trust Series 2025-X1 Class B, 5.19% 4/15/2030 (o)	800,000	801,566
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (o)	5,900,000	5,942,076
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (o)	9,418,740	9,685,479
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (o)	843,317	837,590
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (o)	179,242	178,359
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (o)	3,123,923	3,134,494
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (o)	1,120,000	1,139,702
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (o)	2,559,258	2,600,274
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (o)	10,899,581	10,456,663
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (n)(o)	578,954	580,344
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (o)	3,000,000	3,021,514
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	1,600,000	1,617,140
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	5,607,449	5,624,268
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030	3,700,000	3,718,494
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032	535,000	536,495
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (o)	1,201,970	1,195,973
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (o)	1,723,379	1,706,174
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (o)	4,356,038	4,301,615
CNSL Series 2025-4A Class C, 8.098% 12/20/2055 (o)	2,500,000	2,614,320
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class C, 9.408% 5/20/2055 (o)	1,526,000	1,614,554
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (o)	9,824,680	9,788,549
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (o)	9,350,000	9,341,087
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (o)	4,753,988	4,681,984
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (o)	10,209,413	10,315,158
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (o)	8,279,250	8,396,409
Dext Abs LLC Series 2025-2 Class A3, 4.23% 4/15/2036 (o)	2,100,000	2,106,958
Digitalbridge Issuer LLC / Digitalbridge Co-Issuer LLC Series 2021-1A Class A2, 3.933% 9/25/2051 (o)	557,000	552,767
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (o)	2,232,051	2,255,199
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (o)	1,726,152	1,732,734
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (o)	4,700,000	4,688,470
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (o)	6,002,413	5,995,317
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I, 2.662% 4/25/2051 (o)	5,501,433	5,283,010
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.1822% 7/15/2037 (b)(c)(o)	12,756,000	12,779,382
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (o)	65,779	65,848
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (o)	1,061,450	1,064,084
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	787,689	789,682
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	1,575,000	1,591,044
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	1,360,000	1,370,924
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (o)	11,100,000	11,122,167
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (o)	26,423,137	27,014,907
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (o)	16,176,619	16,628,399
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (o)	9,570,000	9,721,148
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 4.848% 1/25/2038 (b)(c)(o)	11,583,000	11,565,626
Home Partners of America Trust Series 2019-2 Class F, 3.866% 10/19/2039 (o)	487,233	475,104
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (o)	2,236,584	2,207,078
Home Partners of America Trust Series 2021-3 Class F, 4.242% 1/17/2041 (o)	319,701	298,849
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (o)	3,084,861	3,054,025
Hyundai Auto Lease Securitization Trust Series 2024-C Class A3, 4.62% 4/17/2028 (o)	7,100,000	7,135,770
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (o)	19,408,950	19,960,925
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (o)	7,666,475	7,949,882
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	3,268,279	3,273,708
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (o)	1,923,550	1,929,801
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (o)	5,159,333	5,188,290
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (o)	6,800,000	6,856,989
MetroNet Infrastructure Issuer LLC Series 2025-2A Class C, 7.83% 8/20/2055 (o)	260,000	268,538
MetroNet Infrastructure Issuer LLC Series 2025-4A Class C, 7.112% 12/20/2055 (o)	655,000	668,570
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (o)	18,624,620	18,827,761
Nissan Auto Lease Trust Series 2026-A Class A3, 3.87% 3/15/2029	2,130,000	2,133,746
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.8876% 10/17/2038 (b)(c)(o)	12,210,000	12,224,823
Optn Series 2026-A Class A, 4.32% 1/9/2034 (o)	4,295,000	4,308,744
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (o)	5,976,126	6,011,639
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (o)	9,000,000	9,158,846
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (o)	1,914,975	1,965,336
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (o)	9,196,020	8,908,335
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (o)	9,077,338	8,686,493
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (o)	8,340,000	8,473,317
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (o)	3,083,120	3,110,296
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.1313% 7/25/2054 (b)(c)(o)	4,099,784	4,088,024
Progress Residential Trust Series 2022-SFR3 Class F, 6.6% 4/17/2039 (o)	800,000	802,570
Progress Residential Trust Series 2022-SFR4 Class E1, 6.121% 5/17/2041 (o)	797,000	806,335
Progress Residential Trust Series 2022-SFR5 Class E2, 6.863% 6/17/2039 (o)	870,000	871,821
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (b)(o)	2,892,117	2,874,448
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (o)	4,139,551	4,158,499
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (o)	724,000	718,932
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	4,100,000	4,125,403
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (o)	3,812,000	3,683,382
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (o)	1,500,000	1,501,049
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (o)	1,700,000	1,705,259
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.4771% 9/15/2039 (b)(o)	747,000	630,062
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (o)	8,090,177	8,360,883
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 month Index + 4.5%, 8.1597% 5/17/2039 (b)(c)(o)	767,779	769,987
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (o)	10,839,788	11,227,423
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (o)	23,141,075	23,401,567
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (o)	12,359,550	12,661,322
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (o)	14,982,350	14,982,049
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (o)	19,863,563	19,816,833
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (o)	7,388,475	7,379,422
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (o)	1,205,000	1,249,474
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (o)	27,745,463	28,059,935
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.6482% 9/25/2034 (b)(c)	6,714	7,223
Tricon American Homes Series 2019-SFR1 Class F, 3.745% 3/17/2038 (o)	525,000	523,672
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/2038 (o)	168,000	166,682
Tricon Residential Trust Series 2022-SFR1 Class E1, 5.344% 4/17/2039 (o)	1,081,000	1,075,394
Tricon Residential Trust Series 2022-SFR1 Class E2, 5.739% 4/17/2039 (o)	1,344,000	1,338,596
Tricon Residential Trust Series 2023-SFR1 Class E, 7.977% 7/17/2040 (o)	270,000	274,262
Upg HI Issuer Trust Series 2025-2 Class A, 5% 9/25/2047 (o)	5,074,110	5,112,041
VB-S1 Issuer LLC Series 2022-1A Class F, 5.268% 2/15/2052 (o)	810,000	805,020
VB-S1 Issuer LLC Series 2024-1A Class D, 6.644% 5/15/2054 (o)	1,100,000	1,121,732
VB-S1 Issuer LLC Series 2024-1A Class F, 8.871% 5/15/2054 (o)	3,258,000	3,360,044
VB-S1 Issuer LLC Series 2026-1A Class F, 6.843% 3/15/2056 (o)	650,000	665,666
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (o)	4,583,230	4,602,920
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (o)	2,012,550	2,016,185
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (o)	9,787,688	10,021,904
Wheels Fleet Lease Funding LLC Series 2023-1A Class A, 5.8% 4/18/2038 (o)	1,350,871	1,358,460
Wheels Fleet Lease Funding LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (o)	6,349,853	6,415,574
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (o)	2,370,324	2,429,922
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (o)	8,339,249	8,430,785
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	2,088,926	2,100,294
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	2,716,037	2,720,896
TOTAL UNITED STATES		637,574,197
TOTAL ASSET-BACKED SECURITIES (Cost $1,808,072,096)		1,816,561,176

Bank Loan Obligations - 4.9%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Bombardier Recreational Products Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 12/13/2029 (b)(c)(h)	1,506,150	1,510,292
Bombardier Recreational Products Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 1/22/2031 (b)(c)(h)	156,379	156,427
		1,666,719
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 9/20/2030 (b)(c)(h)	3,066,845	3,061,723
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 9/22/2032 (b)(c)(h)	2,657,568	2,671,972
		5,733,695
TOTAL CONSUMER DISCRETIONARY		7,400,414
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Rockpoint Gas Storage Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 9/18/2031 (b)(c)(h)	2,163,150	2,165,054
Financials - 0.0%
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6636% 1/31/2033 (b)(c)(h)	1,124,412	1,078,030
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4219% 12/12/2028 (b)(c)(h)	2,238,503	2,229,549
Industrials - 0.0%
Passenger Airlines - 0.0%
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4168% 3/21/2031 (b)(c)(h)	999,425	997,176
Information Technology - 0.0%
Software - 0.0%
Open Text Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 1/31/2030 (b)(c)(h)	2,680,019	2,603,531
Materials - 0.0%
Chemicals - 0.0%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.616% 5/29/2028 (b)(c)(h)	2,751,893	2,273,752
TOTAL CANADA		18,747,506
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 13% 6/30/2026 (b)(c)(h)(j)	287,511	287,511
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Genmab A/S Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.733% 12/10/2032 (b)(c)(h)	2,630,000	2,639,442
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1836% 5/23/2030 (b)(c)(h)	702,859	702,479
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9336% 2/4/2028 (b)(c)(h)	1,462,385	1,458,729

TOTAL FINLAND		2,161,208
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 5.375%, 9.0472% 5/14/2029 (b)(c)(h)	181,853	180,898
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5472% 5/31/2031 (b)(c)(h)	11,081,016	11,092,097
TOTAL COMMUNICATION SERVICES		11,272,995
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Betclic Everest Group SAS Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 12/10/2031 (b)(c)(h)(l)	710,000	710,298
TOTAL FRANCE		11,983,293
GERMANY - 0.0%
Industrials - 0.0%
Machinery - 0.0%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 4/30/2030 (b)(c)(h)(l)	2,025,000	2,025,000
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3773% 4/30/2030 (b)(c)(h)	1,834,516	1,833,691

TOTAL GERMANY		3,858,691
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1393% 10/18/2029 (b)(c)(h)	1,376,426	1,376,426
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Fugue Finance BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9211% 1/9/2032 (b)(c)(h)	1,698,112	1,683,254
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% 11/24/2026 (b)(c)(h)(i)	2,068,832	113,786
BYJU's Alpha Inc Tranche BRIDGE TERM LOAN 1LN, term loan CME Term SOFR 3 month Index + 8%, 11.7161% 4/9/2026 (b)(c)(h)(j)	12,245	11,632
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 11.7161% 4/9/2026 (b)(c)(h)(j)	49,353	46,885
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 6.1466% 4/9/2026 (b)(c)(h)(j)(k)	37,387	35,517
BYJU's Alpha Inc Tranche PREPETITION REIMBURSEMENT TL 1LN, term loan CME Term SOFR 3 month Index + 8%, 11.7161% 4/9/2026 (b)(c)(h)(j)	56,530	53,703

TOTAL INDIA		261,523
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 6/4/2032 (b)(c)(h)	1,582,050	1,558,319
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.6722% 10/31/2027 (b)(c)(h)	99,487	73,123
Financials - 0.0%
Financial Services - 0.0%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9219% 10/1/2032 (b)(c)(h)	1,915,000	1,852,763
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% 1/3/2029 (b)(c)(h)(i)	738,266	14,765
TOTAL FINANCIALS		1,867,528
Materials - 0.0%
Containers & Packaging - 0.0%
Kleopatra Finco Sarl Tranche EXIT LOAN 1LN, term loan CME Term SOFR 1 month Index + 7%, 10.6668% 1/30/2031 (b)(c)(h)	1,235,441	1,091,821
TOTAL LUXEMBOURG		3,032,472
NETHERLANDS - 0.1%
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6719% 1/17/2032 (b)(c)(h)	8,014,608	8,006,273
Information Technology - 0.0%
IT Services - 0.0%
Cyberswift BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6464% 10/8/2032 (b)(c)(h)	700,000	687,169
Materials - 0.0%
Chemicals - 0.0%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0358% 4/3/2028 (b)(c)(h)	1,654,418	1,652,349
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9169% 4/3/2028 (b)(c)(h)	1,127,136	1,118,683
TOTAL MATERIALS		2,771,032
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9336% 8/30/2028 (b)(c)(h)	3,619,309	1,520,110
TOTAL NETHERLANDS		12,984,584
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9222% 1/31/2032 (b)(c)(h)	1,155,000	1,135,908
SWEDEN - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Anticimex Global AB Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.56% 11/17/2031 (b)(c)(h)	2,791,953	2,793,712
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 11/18/2030 (b)(c)(h)(l)	1,685,000	1,508,075
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (b)(c)(h)	3,853,681	3,445,422

TOTAL SWITZERLAND		4,953,497
UNITED KINGDOM - 0.1%
Communication Services - 0.0%
Entertainment - 0.0%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1708% 12/2/2031 (b)(c)(h)	5,960,906	5,783,152
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1836% 7/18/2030 (b)(c)(h)	5,110,361	5,076,837
Entain Holdings Gibraltar Ltd Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 7/31/2032 (b)(c)(h)	1,359,521	1,352,941
Entain Holdings Gibraltar Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 10/31/2029 (b)(c)(h)	2,023,097	2,014,418
TOTAL CONSUMER DISCRETIONARY		8,444,196
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Boots Group Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9563% 8/30/2032 (b)(c)(h)	1,085,000	1,085,456
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 2/10/2031 (b)(c)(h)(l)	8,215,000	8,196,516
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.673% 1/21/2030 (b)(c)(h)	709,651	708,409
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
HomeServe USA Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6672% 10/21/2030 (b)(c)(h)	1,116,110	1,112,126
Construction & Engineering - 0.0%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.927% 3/15/2032 (b)(c)(h)	3,079,525	3,066,067
TOTAL INDUSTRIALS		4,178,193
TOTAL UNITED KINGDOM		28,395,922
UNITED STATES - 4.5%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.0236% 3/25/2026 (b)(c)(h)	4,219,443	2,415,631
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 8.65%, 0% 3/25/2027 (b)(c)(h)(i)	3,414,855	8,537
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.9562% 3/25/2026 (b)(c)(h)(j)	195,764	203,758
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 13.9327% 3/25/2026 (b)(c)(h)	1,888,390	1,965,493
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4336% 3/25/2026 (b)(c)(h)(j)	112,567	112,567
Connect Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.677% 10/3/2031 (b)(c)(h)	331,796	235,575
Connect Holdings LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9224% 4/3/2031 (b)(c)(h)	2,695,000	2,438,975
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 3/29/2032 (b)(c)(h)	4,115,000	4,121,173
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.673% 10/6/2032 (b)(c)(h)	2,305,000	2,304,999
		13,806,708
Entertainment - 0.0%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.3219% 2/10/2027 (b)(c)(h)	4,136,698	2,444,789
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.4285% 9/1/2027 (b)(c)(h)	1,605,068	1,548,217
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.4285% 9/1/2027 (b)(c)(h)	3,250,000	3,129,295
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 8/30/2030 (b)(c)(h)	921,441	914,530
Live Nation Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.677% 10/21/2032 (b)(c)(h)	645,000	644,193
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6597% 2/17/2033 (b)(c)(h)	1,714,883	1,717,026
		10,398,050
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 7/8/2031 (b)(c)(h)	948,718	857,802
Media - 0.2%
Acosta Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.2194% 8/21/2031 (b)(c)(h)	1,011,541	984,149
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.1633% 10/28/2027 (b)(c)(h)	2,392,647	1,958,980
Charter Comm Operating LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6608% 12/7/2030 (b)(c)(h)	348,600	347,948
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9108% 12/15/2031 (b)(c)(h)	3,632,139	3,628,507
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2719% 6/18/2029 (b)(c)(h)	6,943,098	6,550,814
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1713% 6/16/2032 (b)(c)(h)	1,705,725	1,565,003
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 6/28/2032 (b)(c)(h)	2,064,625	2,062,044
Sinclair Television Group Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.3%, 7.0875% 12/31/2029 (b)(c)(h)	269,711	229,254
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 7.873% 12/31/2030 (b)(c)(h)	1,442,802	1,205,937
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.5865% 2/19/2030 (b)(c)(h)	529,791	392,045
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9219% 6/24/2029 (b)(c)(h)	651,375	643,233
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0375% 1/31/2029 (b)(c)(h)	4,241,450	4,214,941
Versant Media Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1608% 1/30/2031 (b)(c)(h)	3,135,000	3,131,081
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.175%, 7.0523% 3/31/2031 (b)(c)(h)	1,270,000	1,183,221
		28,097,157
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 4/27/2028 (b)(c)(h)	4,298,645	4,301,353
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.43% 1/25/2031 (b)(c)(h)	1,036,538	1,039,129
		5,340,482
TOTAL COMMUNICATION SERVICES		58,500,199
Consumer Discretionary - 1.0%
Automobile Components - 0.1%
American Axle & Manufacturing Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9105% 2/3/2033 (b)(c)(h)	1,115,000	1,108,734
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.523% 3/3/2028 (b)(c)(h)	2,661,378	2,338,686
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 5/6/2030 (b)(c)(h)	2,768,894	2,758,511
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 1/28/2032 (b)(c)(h)	2,678,288	2,669,368
LCI Industries Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 3/25/2032 (b)(c)(h)	1,081,839	1,084,543
Novae LLC 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8219% 12/22/2028 (b)(c)(h)	1,390,147	1,274,306
		11,234,148
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2875% 6/3/2028 (b)(c)(h)	2,353,261	2,295,418
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6498% 4/19/2030 (b)(c)(h)	1,315,000	1,313,356
		3,608,774
Broadline Retail - 0.2%
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1668% 11/8/2032 (b)(c)(h)	2,030,626	2,027,763
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 1/23/2032 (b)(c)(h)	31,004,879	30,927,367
Saks Global Enterprises LLC Tranche SECOND OUT ROLL-UP DIP 1LN, term loan CME Term SOFR 1 month Index + 12.5%, 16.1556% 7/15/2026 (b)(c)(h)	258,991	77,697
		33,032,827
Distributors - 0.0%
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 12/11/2030 (b)(c)(h)	4,927,939	4,902,412
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.673% 5/24/2032 (b)(c)(h)	2,234,400	2,223,228
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 8/1/2030 (b)(c)(h)	2,276,141	2,271,157
		9,396,797
Diversified Consumer Services - 0.0%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4159% 7/30/2028 (b)(c)(h)	6,237,213	6,203,220
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 6/12/2030 (b)(c)(h)	125	119
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1597% 8/19/2030 (b)(c)(h)	1,250,000	1,245,313
		7,448,652
Hotels, Restaurants & Leisure - 0.5%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0231% 2/7/2029 (b)(c)(h)	3,461,912	3,446,784
Arcis Golf LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 11/24/2028 (b)(c)(h)	1,110,931	1,114,052
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 2/6/2030 (b)(c)(h)	8,111,398	8,045,534
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 2/6/2031 (b)(c)(h)	1,166,300	1,154,054
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9375% 11/1/2031 (b)(c)(h)	2,177,996	1,943,862
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9375% 6/29/2029 (b)(c)(h)	1,723,579	1,592,587
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9219% 4/2/2029 (b)(c)(h)	2,260,910	2,258,558
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 1/29/2029 (b)(c)(h)	15,676,069	15,573,548
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.173% 2/12/2029 (b)(c)(h)	933,375	935,419
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4219% 11/30/2030 (b)(c)(h)	3,565,763	3,503,362
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.423% 1/28/2032 (b)(c)(h)	3,294,825	3,235,123
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 5/26/2030 (b)(c)(h)	2,600,119	2,598,507
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1706% 12/4/2031 (b)(c)(h)	1,256,128	1,255,449
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 1/17/2031 (b)(c)(h)	1,620,418	1,613,190
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 8/2/2028 (b)(c)(h)	3,738,404	3,729,657
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4237% 11/8/2030 (b)(c)(h)	1,144,889	1,148,587
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 10/31/2031 (b)(c)(h)	4,310,072	4,202,320
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.173% 4/26/2030 (b)(c)(h)	2,893,463	2,849,164
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6708% 11/5/2031 (b)(c)(h)	1,955,299	1,956,531
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.677% 4/16/2029 (b)(c)(h)	2,100,382	2,097,757
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9336% 6/1/2028 (b)(c)(h)	2,195,684	2,038,978
Sgh2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1719% 8/18/2032 (b)(c)(h)	927,675	927,675
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.673% 7/2/2032 (b)(c)(h)	2,659,609	2,406,946
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (b)(c)(h)(k)	113,391	102,619
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 3/14/2031 (b)(c)(h)	3,487,875	3,486,689
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9285% 12/30/2026 (b)(c)(h)	9,922,456	9,535,480
United PF Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.4285% 12/30/2027 (b)(c)(h)	325,000	243,750
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.4285% 12/30/2026 (b)(c)(h)	992,210	959,964
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 8/3/2028 (b)(c)(h)	3,998,571	3,987,575
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 9.9169% 9/3/2029 (b)(c)(h)	1,080,516	764,919
		88,708,640
Household Durables - 0.0%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 9/26/2031 (b)(c)(h)	400,929	400,528
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.91% 10/24/2031 (b)(c)(h)	2,433,614	2,440,453
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.023% 6/29/2028 (b)(c)(h)	2,118,102	1,959,732
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4108% 10/1/2032 (b)(c)(h)	3,765,000	3,764,059
		8,564,772
Specialty Retail - 0.2%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5358% 11/5/2027 (b)(c)(h)	750,306	750,306
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6599% 10/16/2031 (b)(c)(h)	3,038,886	3,037,610
Empire Today LLC Tranche EXCH 1ST OUT TLB 1LN, term loan 9.4285% 8/3/2029 (b)(h)	199,407	99,040
Empire Today LLC Tranche EXCH FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9285% 8/3/2029 (b)(c)(h)(j)	1,213,061	30,326
Empire Today LLC Tranche NEW $ 1ST OUT TLA 1LN, term loan 9.4285% 8/3/2029 (b)(h)	378,417	187,949
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9208% 6/9/2031 (b)(c)(h)	1,450,638	1,444,110
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.527% 6/6/2031 (b)(c)(h)	4,097,937	3,372,602
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.677% 6/6/2031 (b)(c)(h)	1,581,038	1,364,309
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 2/19/2033 (b)(c)(h)(l)	575,000	547,147
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% 4/28/2028 (b)(c)(h)(i)(j)	38,906	30,257
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1608% 3/15/2031 (b)(c)(h)	1,630,000	1,620,546
Peer USA LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9219% 9/29/2032 (b)(c)(h)	1,365,000	1,361,164
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2875% 10/20/2028 (b)(c)(h)	2,617,625	2,569,199
RH Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.023% 10/20/2028 (b)(c)(h)	718,056	713,827
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 0% 2/4/2033 (b)(c)(h)(l)	2,425,000	2,394,688
SGUS LLC 1LN, term loan 16.1597% 7/15/2026 (b)(h)(j)	264,099	79,230
SGUS LLC Tranche FIRST OUT DIP FINAL 1LN, term loan CME Term SOFR 1 month Index + 10%, 14.6597% 7/15/2026 (b)(c)(h)(j)	718,913	661,400
SGUS LLC Tranche FIRST OUT DIP FINAL, term loan 14.677% 7/7/2026 (b)(h)(j)	299,880	275,890
SGUS LLC Tranche THIRD OUT 1LN, term loan CME Term SOFR 1 month Index + 8%, 13.6597% 7/15/2026 (b)(c)(h)(j)	618,712	62,904
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.4136% 9/4/2029 (b)(c)(h)	6,970,929	6,221,554
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0375% 4/16/2028 (b)(c)(h)	1,571,898	1,567,182
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 1/30/2031 (b)(c)(h)	1,059,130	1,052,362
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 10/31/2029 (b)(c)(h)	3,268,125	3,226,587
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 2/10/2033 (b)(c)(h)(l)	1,170,000	1,156,112
		33,826,301
Textiles, Apparel & Luxury Goods - 0.0%
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 8/26/2031 (b)(c)(h)	3,151,650	3,141,817
TOTAL CONSUMER DISCRETIONARY		198,962,728
Consumer Staples - 0.1%
Beverages - 0.0%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1719% 4/1/2032 (b)(c)(h)	1,055,133	1,060,145
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0219% 1/24/2029 (b)(c)(h)	1,903,755	1,161,881
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.7719% 1/24/2030 (b)(c)(h)	531,019	111,811
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1719% 1/24/2029 (b)(c)(h)	1,516,291	1,507,285
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 3/31/2028 (b)(c)(h)	5,587,699	5,581,721
		9,422,843
Consumer Staples Distribution & Retail - 0.0%
BJ's Wholesale Club Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4099% 2/5/2029 (b)(c)(h)	984,621	989,337
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6719% 9/20/2030 (b)(c)(h)	3,017,975	2,957,616
Cardenas Merger Sub LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 10.5219% 8/1/2029 (b)(c)(h)	2,769,441	2,174,011
JP Intermediate B LLC Tranche TAKEBK TL A 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1719% 1/31/2031 (b)(c)(h)(j)	817,989	601,222
JP Intermediate B LLC Tranche NEW $ 1ST L TL 1LN, term loan CME Term SOFR 1 month Index + 7%, 10.6719% 9/30/2030 (b)(c)(h)(j)	217,032	211,345
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.8964% 4/1/2029 (b)(c)(h)	1,489,366	1,468,888
		8,402,419
Food Products - 0.1%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 12/23/2030 (b)(c)(h)	1,249,331	1,250,892
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 10/28/2032 (b)(c)(h)	2,290,000	2,295,725
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% (b)(c)(h)(i)(j)	4,625,471	0
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (b)(c)(h)(i)(j)	772,925	0
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (b)(c)(h)(i)(j)	694,749	0
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 1%, 13.2597% 3/30/2026 (b)(c)(h)(j)	2,882,681	2,882,682
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 13.2643% 3/30/2026 (b)(c)(h)(j)	3,841,996	1,901,788
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 2/12/2031 (b)(c)(h)	2,291,176	2,219,576
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6692% 7/9/2032 (b)(c)(h)	2,489,400	2,501,847
		13,052,510
Personal Care Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5375% 5/17/2028 (b)(c)(h)	1,640,271	885,746
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2727% 2/23/2029 (b)(c)(h)	454,768	444,727
		1,330,473
TOTAL CONSUMER STAPLES		32,208,245
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.41% 7/9/2031 (b)(c)(h)	1,708,375	1,713,073
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.423% 12/31/2032 (b)(c)(h)	4,441,847	4,424,347
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.273% 11/19/2029 (b)(c)(h)	1,604,410	1,597,255
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6719% 4/1/2030 (b)(c)(h)	997,440	1,002,428
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 5/30/2031 (b)(c)(h)	733,340	734,828
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (b)(c)(h)(i)	18,785,821	8,916,127
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9547% 2/28/2030 (b)(c)(h)	1,342,808	1,343,090
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 8/1/2029 (b)(c)(h)	761,515	761,705
Stonepeak Bayou Holdings LP 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 10/1/2032 (b)(c)(h)	1,100,000	1,052,568
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.898% 5/25/2029 (b)(c)(h)	1,620,573	1,615,841
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.898% 5/25/2029 (b)(c)(h)	202,708	202,707
TOTAL ENERGY		23,363,969
Financials - 0.5%
Capital Markets - 0.1%
Broadstreet Partners Group LLC Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 6/13/2031 (b)(c)(h)	2,895,885	2,765,280
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 10/31/2031 (b)(c)(h)	6,140,513	6,120,066
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 5/17/2031 (b)(c)(h)	1,577,771	1,559,453
Focus Financial Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 9/15/2031 (b)(c)(h)	3,000,584	2,824,300
GTCR Everest Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1602% 9/5/2031 (b)(c)(h)	2,735,205	2,679,927
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4132% 2/3/2032 (b)(c)(h)	2,787,775	2,744,230
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6727% 12/15/2031 (b)(c)(h)	5,423,806	5,245,579
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4219% 11/26/2031 (b)(c)(h)	1,349,800	1,312,681
Superannuation & Investments US LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 12/1/2028 (b)(c)(h)	1,017,714	1,011,037
		26,262,553
Financial Services - 0.1%
ACNR Holdings Inc term loan 13% (b)(h)(j)(m)	327,080	325,444
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1608% 7/1/2032 (b)(c)(h)	1,640,000	1,560,050
Corpay Technologies Operating Co LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 11/5/2032 (b)(c)(h)	1,585,000	1,580,055
Dragon Buyer Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4219% 9/30/2031 (b)(c)(h)	373,700	326,987
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (b)(c)(h)(i)(j)	81,990	0
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 9/22/2032 (b)(c)(h)	1,730,000	1,620,145
MHP Commercial Mortgage Trust U.S. SOFR Index + 5%, 8.6597% 1/9/2027 (b)(c)(h)(j)	1,712,193	1,669,388
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.7007% 4/16/2029 (b)(c)(h)	1,015,026	1,012,489
Neon Maple US Debt Mergersub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 11/17/2031 (b)(c)(h)	3,349,730	3,258,651
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.173% 7/31/2031 (b)(c)(h)	4,339,354	4,061,375
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.673% 7/31/2031 (b)(c)(h)	728,175	695,043
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.423% 2/16/2032 (b)(c)(h)	935,000	908,119
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1497% 10/8/2032 (b)(c)(h)	1,005,000	985,845
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.423% 7/30/2032 (b)(c)(h)	743,453	725,179
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.418% 2/20/2030 (b)(c)(h)	1,357,317	1,359,584
Shift4 Payments LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6517% 7/6/2032 (b)(c)(h)	339,150	338,726
TKO Worldwide Holdings LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.664% 11/21/2031 (b)(c)(h)	1,442,850	1,443,153
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 6/24/2031 (b)(c)(h)	1,574,100	1,558,564
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 0% 2/20/2032 (b)(c)(h)(l)	1,045,000	1,042,388
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1556% 2/20/2032 (b)(c)(h)	7,432,650	7,414,068
		31,885,253
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 6/21/2032 (b)(c)(h)	3,388,500	3,284,033
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 11/6/2030 (b)(c)(h)	13,934,876	13,471,541
Alera Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 5/28/2032 (b)(c)(h)	2,877,788	2,733,495
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 9/19/2031 (b)(c)(h)	585,000	570,779
AmWINS Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 1/30/2032 (b)(c)(h)	2,284,700	2,258,220
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 12/29/2031 (b)(c)(h)	1,455,684	1,407,850
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.923% 9/19/2030 (b)(c)(h)	4,755,680	4,741,413
Asurion LLC Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.923% 9/19/2030 (b)(c)(h)	2,099,450	2,092,627
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.427% 2/23/2033 (b)(c)(h)	14,200,984	13,940,680
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.0375% 1/20/2029 (b)(c)(h)	1,308,138	1,307,326
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4219% 5/6/2031 (b)(c)(h)	3,440,484	3,370,814
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9197% 6/20/2030 (b)(c)(h)	5,897,878	5,826,631
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 9/15/2031 (b)(c)(h)	1,588,724	1,584,753
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 9/29/2030 (b)(c)(h)	1,015,539	1,009,192
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 11/21/2029 (b)(c)(h)	3,837,085	3,817,899
		61,417,253
TOTAL FINANCIALS		119,565,059
Health Care - 0.4%
Biotechnology - 0.0%
Alkermes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 8/12/2031 (b)(c)(h)	750,000	748,125
BioMarin Pharmaceutical Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 1/28/2033 (b)(c)(h)(l)	1,325,000	1,322,244
		2,070,369
Health Care Equipment & Supplies - 0.1%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.423% 1/15/2031 (b)(c)(h)	2,677,475	2,676,136
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 3/30/2029 (b)(c)(h)	1,291,385	1,291,514
Hopper Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 1/14/2033 (b)(c)(h)(l)	4,820,000	4,759,751
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 8/1/2031 (b)(c)(h)	3,952,912	3,981,571
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 10/23/2030 (b)(c)(h)	1,163,590	1,165,498
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.423% 10/23/2028 (b)(c)(h)	1,372,069	1,373,551
QuidelOrtho Corp Tranche A 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 8/21/2030 (b)(c)(h)(l)	909,879	865,522
QuidelOrtho Corp Tranche A-DD 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 8/21/2030 (b)(c)(h)(l)	80,121	76,215
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.673% 8/23/2032 (b)(c)(h)	3,192,000	3,188,011
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 5/30/2031 (b)(c)(h)	1,195,948	1,195,206
		20,572,975
Health Care Providers & Services - 0.1%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0668% 2/15/2029 (b)(c)(h)	1,335,776	687,698
Aveanna Healthcare LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.423% 9/17/2032 (b)(c)(h)	633,413	630,600
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.6719% 6/28/2029 (b)(c)(h)(j)	909,906	709,727
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9105% 2/11/2028 (b)(c)(h)	2,117,811	2,024,395
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 5/9/2031 (b)(c)(h)	1,910,885	1,914,172
Examworks Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 2/6/2033 (b)(c)(h)	1,135,000	1,132,639
Global Medical Response Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1697% 10/1/2032 (b)(c)(h)	1,180,000	1,179,091
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.673% 9/24/2031 (b)(c)(h)	3,189,078	2,751,568
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.173% 10/23/2031 (b)(c)(h)	866,098	867,899
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 5.6637% 10/23/2031 (b)(c)(h)(k)	112,107	112,341
Heartland Dental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.423% 8/25/2032 (b)(c)(h)	836,336	833,769
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6719% 7/3/2028 (b)(c)(h)	960,058	957,486
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6719% 7/3/2028 (b)(c)(h)	239,199	238,558
Lumexa Imaging Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7047% 12/17/2032 (b)(c)(h)	525,000	525,656
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 4/15/2031 (b)(c)(h)	2,257,183	2,253,865
ModivCare Inc Tranche EXIT 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6898% 12/29/2030 (b)(c)(h)	353,455	325,178
National Mentor Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.673% 12/12/2030 (b)(c)(h)	2,789,500	2,736,332
National Mentor Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.673% 12/12/2030 (b)(c)(h)	680,000	667,039
National Mentor Holdings Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 6%, 1% 12/12/2030 (b)(c)(h)(k)	1,195,500	1,172,714
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 2/21/2031 (b)(c)(h)	1,414,890	1,411,961
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1764% 12/4/2031 (b)(c)(h)	4,016,022	4,005,741
Team Public Choices LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 1/31/2033 (b)(c)(h)(l)	1,025,000	959,226
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1668% 12/30/2032 (b)(c)(h)	694,737	695,432
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 12/30/2032 (b)(c)(h)(k)(l)	105,263	105,368
		28,898,455
Health Care Technology - 0.1%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 2/15/2029 (b)(c)(h)	7,595,743	7,386,860
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (h)	700,000	638,750
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4213% 3/26/2032 (b)(c)(h)	532,325	470,277
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4213% 5/1/2031 (b)(c)(h)	4,141,501	3,661,335
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 9/28/2029 (b)(c)(h)	2,791,689	2,626,980
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 11/26/2031 (b)(c)(h)	4,130,893	3,893,367
		18,677,569
Life Sciences Tools & Services - 0.0%
PAREXEL International Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 12/12/2031 (b)(c)(h)	4,388,348	4,333,494
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.923% 10/8/2030 (b)(c)(h)	13,209,079	12,849,528
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 8/2/2032 (b)(c)(h)	1,610,963	1,610,286
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4213% 10/31/2032 (b)(c)(h)	745,000	744,843
Endo Finance Holdings LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.423% 4/23/2031 (b)(c)(h)	2,488,500	2,489,122
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 5/5/2028 (b)(c)(h)	2,719,404	2,726,583
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 5/19/2031 (b)(c)(h)	2,495,395	2,406,509
		22,826,871
TOTAL HEALTH CARE		97,379,733
Industrials - 0.8%
Aerospace & Defense - 0.1%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1719% 10/31/2030 (b)(c)(h)	832,351	832,052
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 1/27/2032 (b)(c)(h)	1,057,022	1,052,836
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.173% 2/26/2032 (b)(c)(h)	3,609,620	3,603,087
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 2.007% 2/26/2032 (b)(c)(h)(k)	342,077	341,458
Karman Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 4/1/2032 (b)(c)(h)	760,000	760,949
OneSky Flight LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4097% 2/4/2033 (b)(c)(h)	1,725,000	1,718,531
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.423% 12/11/2031 (b)(c)(h)	1,756,278	1,754,821
Signia Aerospace LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 1% 12/11/2031 (b)(c)(h)(k)	85,615	85,544
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 8/19/2032 (b)(c)(h)	2,847,863	2,846,211
TransDigm Inc Tranche J 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.173% 2/28/2031 (b)(c)(h)	353,714	353,625
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.923% 3/22/2030 (b)(c)(h)	3,939,650	3,935,040
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.173% 1/19/2032 (b)(c)(h)	2,071,492	2,069,856
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1596% 2/13/2033 (b)(c)(h)	1,075,000	1,075,817
		20,429,827
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 10/31/2031 (b)(c)(h)	1,495,362	1,499,100
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 10/31/2031 (b)(c)(h)	568,788	570,210
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.523% 11/23/2028 (b)(c)(h)	1,338,049	1,318,193
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.023% 11/23/2029 (b)(c)(h)(j)	780,000	780,000
STG Distribution LLC 1LN, term loan 8% 7/13/2026 (b)(h)(j)	153,905	153,905
STG Distribution LLC Tranche DIP FLFO ROLLUP 1LN, term loan 8% 7/13/2026 (b)(h)(j)	170,539	170,539
STG Distribution LLC Tranche DIP FLSO ROLLUP 1LN, term loan CME Term SOFR 3 month Index + 0%, 8% 7/13/2026 (b)(c)(h)(j)	13,574	13,574
STG Distribution LLC Tranche EXCHANGE FLFO 1LN, term loan CME Term SOFR 1 month Index + 8.35%, 0% 10/3/2029 (b)(c)(h)(i)(j)	188,170	188,170
STG Distribution LLC Tranche EXCHANGE FLSO 1LN, term loan CME Term SOFR 1 month Index + 7.6%, 0% 10/3/2029 (b)(c)(h)(i)(j)	748,778	6,739
STG Distribution LLC Tranche NEW MONEY DIP 1LN, term loan 8% 7/13/2026 (b)(h)(j)	188,591	188,591
		4,889,021
Building Products - 0.1%
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 1/3/2029 (b)(c)(h)	2,035,643	2,039,002
AZZ Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 5/14/2029 (b)(c)(h)	435,240	435,893
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 9/8/2032 (b)(c)(h)	1,812,324	1,804,911
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.2847% 8/1/2028 (b)(c)(h)	532,602	383,473
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0097% 4/12/2028 (b)(c)(h)	6,773,450	4,947,058
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1597% 5/15/2031 (b)(c)(h)	771,799	496,846
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 5.9227% 5/31/2030 (b)(c)(h)	328,350	326,826
Emrld Borrower LP Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1219% 8/4/2031 (b)(c)(h)	2,223,718	2,213,245
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 1/24/2029 (b)(c)(h)	1,332,295	1,335,625
HP PHRG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4%, 7.6719% 2/20/2032 (b)(c)(h)	2,842,246	2,809,077
		16,791,956
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 12/21/2028 (b)(c)(h)	9,702,351	9,665,967
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 8/20/2032 (b)(c)(h)	8,379,000	8,373,805
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1719% 2/15/2031 (b)(c)(h)	3,506,598	2,861,173
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 5/31/2028 (b)(c)(h)	1,525,029	1,528,368
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1636% 8/1/2030 (b)(c)(h)	8,193,726	6,985,151
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.273% 5/3/2029 (b)(c)(h)	2,048,199	1,417,354
Core & Main LP Tranche E 1LN, term loan CME Term SOFR 6 month Index + 2%, 5.6898% 2/9/2031 (b)(c)(h)	636,803	637,599
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.671% 9/4/2030 (b)(c)(h)	18,380,923	14,199,264
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.101% 9/4/2030 (b)(c)(h)(j)	3,136,634	3,198,050
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6599% 2/9/2033 (b)(c)(h)	5,015,000	4,818,562
Filtration Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 10/21/2028 (b)(c)(h)	2,395,293	2,396,802
GFL ES US LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.2728% 3/3/2032 (b)(c)(h)	2,713,200	2,714,340
HNI Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6653% 9/6/2032 (b)(c)(h)	800,000	804,336
Jupiter Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9219% 11/1/2031 (b)(c)(h)	2,069,167	2,070,885
Jupiter Buyer Inc Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 4.25% 11/1/2031 (b)(c)(h)(k)	174,867	175,012
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.3776% 11/8/2032 (b)(c)(h)	1,885,822	1,888,424
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.1276% 6/21/2028 (b)(c)(h)	2,987,846	2,988,414
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7602% 2/3/2033 (b)(c)(h)	11,330,000	10,653,033
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4547% 12/31/2032 (b)(c)(h)	2,783,117	2,773,070
OPENLANE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1399% 10/8/2032 (b)(c)(h)	480,000	479,102
Wash Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 9/10/2032 (b)(c)(h)	1,065,000	1,070,325
Wellful Inc Tranche BOOTSTRAP FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.0375% 10/19/2030 (b)(c)(h)	952,206	856,985
Wellful Inc Tranche PRIMING TL 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7875% 4/19/2030 (b)(c)(h)	992,749	980,339
WMB Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 11/2/2029 (b)(c)(h)	2,388,546	2,356,898
		85,893,258
Construction & Engineering - 0.0%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9108% 3/27/2031 (b)(c)(h)	1,152,993	1,154,019
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 11/3/2031 (b)(c)(h)	1,381,050	1,386,229
Dycom Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4201% 1/27/2033 (b)(c)(h)	1,090,000	1,094,088
		3,634,336
Electrical Equipment - 0.0%
Vertiv Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4213% 8/12/2032 (b)(c)(h)	2,525,282	2,525,281
Ground Transportation - 0.0%
Avis Budget Car Rental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 7/16/2032 (b)(c)(h)	1,059,675	1,038,926
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4219% 4/10/2031 (b)(c)(h)	1,876,250	1,873,079
		2,912,005
Machinery - 0.1%
Allison Transmission Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.41% 1/2/2033 (b)(c)(h)	710,000	713,294
Astro Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1219% 8/30/2032 (b)(c)(h)	957,600	960,597
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 9/13/2032 (b)(c)(h)	1,530,000	1,531,913
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1608% 3/15/2030 (b)(c)(h)	852,613	852,349
Columbus McKinnon Corp/NY Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1602% 2/3/2033 (b)(c)(h)	2,370,000	2,361,113
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1713% 9/28/2028 (b)(c)(h)	1,413,421	1,384,488
Crown Equipment Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6711% 10/10/2031 (b)(c)(h)	966,007	967,620
Indicor LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.173% 11/22/2029 (b)(c)(h)	1,672,583	1,668,636
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 1/2/2032 (b)(c)(h)	595,500	595,500
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.773% 3/25/2031 (b)(c)(h)	4,164,640	4,157,352
TNT Crane & Rigging Inc 2LN, term loan CME Term SOFR 1 month Index + 8.75%, 16.6724% 12/3/2026 (b)(c)(h)(j)	697,853	418,712
		15,611,574
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9176% 4/20/2028 (b)(c)(h)	1,748,119	1,744,361
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4176% 5/28/2032 (b)(c)(h)	982,575	982,270
American Airlines 2016-3 Class A Pass Through Trust Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 6.258% 6/4/2029 (b)(c)(h)	1,352,400	1,349,870
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4264% 2/24/2031 (b)(c)(h)	1,789,187	1,787,702
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4108% 4/1/2031 (b)(c)(h)	2,011,900	2,013,168
		7,877,371
Professional Services - 0.1%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 8/12/2032 (b)(c)(h)	1,630,424	1,604,614
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 9/29/2031 (b)(c)(h)	3,724,325	3,710,360
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 10/30/2031 (b)(c)(h)	990,000	988,763
CACI International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 2/26/2033 (b)(c)(h)(l)	530,000	529,337
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4168% 12/29/2028 (b)(c)(h)	3,385,460	1,447,284
CHG Healthcare Services Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4169% 9/29/2028 (b)(c)(h)	816,054	814,715
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 5/30/2031 (b)(c)(h)	586,075	586,321
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 7/31/2031 (b)(c)(h)	3,338,063	3,226,238
		12,907,632
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6731% 4/8/2030 (b)(c)(h)	1,866,150	1,858,853
Beacon Mobility Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4099% 8/6/2030 (b)(c)(h)	886,301	887,967
Beacon Mobility Corp Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 2.75% 8/6/2030 (b)(c)(h)(k)	43,699	43,781
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 9.9219% 1/2/2029 (b)(c)(h)	402,674	407,204
Lasership Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.4336% 8/10/2029 (b)(c)(h)	1,177,829	894,785
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6719% 7/26/2028 (b)(c)(h)	1,605,213	1,599,643
		5,692,233
TOTAL INDUSTRIALS		179,164,494
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 7/2/2029 (b)(c)(h)	1,467,681	1,467,681
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 7/9/2032 (b)(c)(h)	2,761,848	2,756,684
DG Investment Intermediate Holdings Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.173% 7/29/2033 (b)(c)(h)	380,000	376,675
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 5/30/2031 (b)(c)(h)	792,617	763,662
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 11/9/2029 (b)(c)(h)	2,138,162	2,067,518
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.923% 8/18/2031 (b)(c)(h)	2,330,500	2,329,778
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 3/17/2032 (b)(c)(h)	1,024,856	1,024,855
Pinnacle Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1608% 10/1/2032 (b)(c)(h)	1,355,313	1,355,882
Pinnacle Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 1.25%, 1.25% 10/1/2032 (b)(c)(h)(k)	261,290	261,400
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 1% 12/16/2032 (b)(c)(h)(k)	165,750	165,810
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2063% 12/16/2032 (b)(c)(h)	1,109,250	1,109,649
Resilience Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 1/21/2033 (b)(c)(h)(l)	1,715,000	1,710,713
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9227% 10/24/2031 (b)(c)(h)	1,301,850	1,299,416
TTM Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9213% 5/30/2030 (b)(c)(h)	1,350,293	1,355,356
		18,045,079
IT Services - 0.2%
Ahead DB Holdings LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.1719% 2/3/2031 (b)(c)(h)	1,635,676	1,589,158
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4338% 2/12/2029 (b)(c)(h)	150,000	122,205
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9338% 2/10/2028 (b)(c)(h)	3,906,188	3,371,548
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (b)(h)	473,025	387,880
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5.923% 10/31/2030 (b)(c)(h)	1,585,822	1,530,318
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 8.673% 3/21/2033 (b)(c)(h)	2,385,000	1,923,908
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 3/22/2032 (b)(c)(h)	5,456,541	4,922,564
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 6/17/2031 (b)(c)(h)(l)	775,000	712,520
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 6/17/2031 (b)(c)(h)	2,072,763	1,905,656
Peraton Corp 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.5227% 2/1/2029 (b)(c)(h)	875,000	647,500
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5168% 2/1/2028 (b)(c)(h)	8,935,463	7,625,881
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 6/20/2031 (b)(c)(h)	1,648,350	1,642,861
X Corp 1LN, term loan 9.5% 10/26/2029 (h)	10,019,000	10,504,923
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (b)(c)(h)	7,269,397	7,284,517
		44,171,439
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4211% 2/4/2033 (b)(c)(h)	885,000	886,327
Qnity Electronics Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6975% 11/1/2032 (b)(c)(h)	2,560,000	2,567,194
		3,453,521
Software - 0.5%
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 2/24/2031 (b)(c)(h)	3,003,087	2,938,851
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 12/11/2028 (b)(c)(h)	4,959,166	4,711,207
Central Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 7/6/2029 (b)(c)(h)	1,482,494	926,559
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 8/13/2032 (b)(c)(h)	4,139,200	3,830,830
Cloud Software Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 3/21/2031 (b)(c)(h)	3,306,684	3,063,642
Darktrace Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.8981% 10/9/2031 (b)(c)(h)	4,179,547	3,960,121
Darktrace Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.8981% 10/9/2032 (b)(c)(h)	790,000	726,310
Dayforce Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6608% 2/4/2033 (b)(c)(h)	6,260,000	5,754,755
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 10.673% 2/19/2029 (b)(c)(h)	1,265,000	1,014,113
Disco Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6727% 8/6/2032 (b)(c)(h)	1,142,138	1,110,729
Eagle Parent Canada Inc Tranche INCR B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9219% 4/2/2029 (b)(c)(h)(j)	2,643,300	2,575,259
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 10/9/2029 (b)(c)(h)	3,563,777	3,440,328
EP Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2872% 11/6/2028 (b)(c)(h)	237,708	121,707
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 5/30/2031 (b)(c)(h)	3,419,666	3,311,843
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 4/16/2032 (b)(c)(h)	363,175	352,054
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 9/12/2029 (b)(c)(h)	4,327,008	4,208,016
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 1/30/2032 (b)(c)(h)	1,209,392	1,109,617
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4168% 7/26/2032 (b)(c)(h)	3,135,000	2,696,100
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.923% 12/31/2031 (b)(c)(h)	4,599,781	3,116,352
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.923% 5/3/2028 (b)(c)(h)	6,632,553	5,366,863
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.923% 2/23/2029 (b)(c)(h)	1,605,000	1,148,072
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9168% 7/1/2031 (b)(c)(h)	5,546,797	4,871,253
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9213% 7/31/2026 (b)(c)(h)	1,878,986	1,086,674
Ping Identity Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4096% 11/15/2032 (b)(c)(h)	1,325,000	1,293,531
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6785% 6/2/2028 (b)(c)(h)	11,887,758	10,096,154
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 9%, 12.7727% 6/4/2029 (b)(c)(h)	845,000	633,750
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 3 month Index + 5%, 8.6719% 5/9/2033 (b)(c)(h)	1,385,000	1,031,825
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 10/26/2030 (b)(c)(h)	926,724	751,805
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 7/16/2031 (b)(c)(h)	1,698,593	1,615,786
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 8/31/2028 (b)(c)(h)	4,567,683	4,365,700
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.5285% 5/15/2028 (b)(c)(h)	4,260,346	1,743,206
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.0285% 5/15/2028 (b)(c)(h)	1,221,526	1,212,364
RealPage Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4219% 4/24/2028 (b)(c)(h)	744,375	693,065
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.9336% 4/24/2028 (b)(c)(h)	1,456,254	1,342,186
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.673% 9/8/2032 (b)(c)(h)	4,040,000	3,906,195
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6668% 4/5/2030 (b)(c)(h)	4,756,012	3,552,741
SonarSource Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1676% 12/19/2030 (b)(c)(h)	1,280,000	1,190,400
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 8/13/2029 (b)(c)(h)	718,979	645,737
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 5/9/2031 (b)(c)(h)	3,213,538	3,183,620
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1668% 2/10/2031 (b)(c)(h)	10,080,261	9,520,807
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9168% 4/14/2031 (b)(c)(h)	2,815,365	2,719,164
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (h)	647,324	732,958
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (b)(c)(h)	4,379,909	4,537,104
		116,209,353
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 0% 2/20/2032 (b)(c)(h)(l)	196,474	196,473
TOTAL INFORMATION TECHNOLOGY		182,075,865
Materials - 0.4%
Chemicals - 0.3%
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.4227% 11/24/2027 (b)(c)(h)(j)	1,047,600	1,003,077
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5227% 11/24/2028 (b)(c)(h)	685,000	613,075
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7727% 11/24/2027 (b)(c)(h)	3,549,448	3,398,597
American Rock Salt Co LLC 1LN, term loan 2% 6/12/2028 (b)(h)(k)	52,857	52,955
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.7875% 6/9/2028 (b)(c)(h)	416,282	374,134
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 7%, 10.7875% 6/12/2028 (b)(c)(h)	201,054	201,432
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.273% 9/30/2028 (b)(c)(h)	3,217,650	3,206,484
Arthur US Finco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9219% 12/14/2029 (b)(c)(h)	1,969,813	1,753,134
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4219% 12/23/2031 (b)(c)(h)	1,915,650	1,835,442
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.173% 10/15/2032 (b)(c)(h)	3,415,000	3,403,048
CompoSecure Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9097% 1/14/2033 (b)(c)(h)	2,335,000	2,320,406
CoorsTek Inc 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6713% 10/28/2032 (b)(c)(h)	1,115,000	1,118,713
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6641% 11/1/2030 (b)(c)(h)	1,310,669	1,310,118
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4192% 10/4/2029 (b)(c)(h)	7,790,053	7,631,369
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.6969% 7/3/2028 (b)(c)(h)	7,415,481	6,605,043
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.677% 3/15/2029 (b)(c)(h)	6,705,168	6,569,858
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.2105% 3/15/2030 (b)(c)(h)	728,235	683,325
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4168% 8/25/2031 (b)(c)(h)	5,384,398	5,308,101
Scih Salt Hldgs Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.5218% 1/31/2029 (b)(c)(h)	1,393,134	1,389,219
Solstice Advanced Materials Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4168% 10/29/2032 (b)(c)(h)	1,110,000	1,112,775
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.3856% 12/16/2031 (b)(c)(h)	1,139,394	1,017,388
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1724% 9/30/2031 (b)(c)(h)	2,146,108	1,668,599
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.173% 9/30/2031 (b)(c)(h)	906,526	906,526
USALCO LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 1% 9/30/2031 (b)(c)(h)(k)	94,341	94,340
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 8/9/2032 (b)(c)(h)	1,371,563	1,369,272
		54,946,430
Construction Materials - 0.0%
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 2/10/2032 (b)(c)(h)	4,247,900	4,243,567
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 4/2/2029 (b)(c)(h)	154,771	154,899
VM Consolidated Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 10/15/2032 (b)(c)(h)	1,415,451	1,419,585
		5,818,051
Containers & Packaging - 0.1%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 3/3/2031 (b)(c)(h)	3,153,860	3,013,072
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.912% 6/9/2031 (b)(c)(h)	3,713,129	3,690,851
BradyPlus Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1898% 12/29/2032 (b)(c)(h)	5,670,000	5,616,872
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.848% 4/13/2029 (b)(c)(h)	9,537,084	9,451,441
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 4/1/2032 (b)(c)(h)	4,053,081	4,008,213
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 1/26/2033 (b)(c)(h)	1,260,000	1,256,913
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 5/1/2031 (b)(c)(h)	1,418,894	1,415,347
Proampac PG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 0% 2/18/2033 (b)(c)(h)(l)	1,795,000	1,770,319
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.173% 4/21/2031 (b)(c)(h)	551,882	553,780
		30,776,808
Metals & Mining - 0.0%
Tiger Acquisition LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1764% 8/23/2032 (b)(c)(h)	1,437,775	1,435,374
Paper & Forest Products - 0.0%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 5/23/2031 (b)(c)(h)	1,064,185	1,065,292
TOTAL MATERIALS		94,041,955
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Greystar Real Estate Partners LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1727% 8/21/2030 (b)(c)(h)	771,817	771,817
Utilities - 0.1%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.5203% 4/16/2031 (b)(c)(h)	2,253,407	2,257,283
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 12/20/2030 (b)(c)(h)	1,484,273	1,486,960
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6713% 1/27/2031 (b)(c)(h)	4,256,768	4,242,720
		7,986,963
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 9/30/2031 (b)(c)(h)	2,076,182	2,067,752
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 7/31/2030 (b)(c)(h)	1,629,675	1,631,077
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 2/26/2032 (b)(c)(h)	1,322,680	1,318,963
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 6/4/2032 (b)(c)(h)	3,075,836	3,073,283
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 5.4615% 6/4/2032 (b)(c)(h)(k)	391,860	391,534
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.173% 3/29/2030 (b)(c)(h)	3,347,276	3,359,828
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 11/25/2032 (b)(c)(h)	1,260,000	1,262,205
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1525% 12/15/2031 (b)(c)(h)	678,150	679,337
		13,783,979
Multi-Utilities - 0.0%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0375% 6/23/2028 (b)(c)(h)	1,628,756	1,573,784
TOTAL UTILITIES		23,344,726
TOTAL UNITED STATES		1,009,378,790
TOTAL BANK LOAN OBLIGATIONS (Cost $1,166,413,935)		1,107,232,058

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Capital One NA ICE IBA - USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	5,039,000	5,255,513
Keybank National Association 6.95% 2/1/2028	718,000	753,316
Regions Banks 6.45% 6/26/2037	8,935,000	9,795,995

TOTAL UNITED STATES		15,804,824
TOTAL BANK NOTES (Cost $15,725,910)		15,804,824

Collateralized Mortgage Obligations - 2.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.0%
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (o)	3,332,613	3,009,292
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1, 4.694% 2/25/2071 (o)	1,200,000	1,200,000
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(o)	2,169,058	2,149,195
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(o)	1,643,510	1,639,495
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (b)(o)	1,991,634	1,960,525
CIM Trust Series 2025-NR1 Class A1, 5% 6/25/2064 (o)	6,288,400	6,189,519
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (o)	9,458,182	9,432,952
Cross 2026-Nqm2 Mtg Tr Series 2026-NQM2 Class A1FC, 4.735% 3/25/2061 (b)(o)	2,200,000	2,200,732
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (b)(o)	3,588,560	3,634,616
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(c)(j)(o)	87,210	9
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.3031% 5/27/2037 (b)(c)(o)	94,488	94,143
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	7,334	7,440
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	8,950	9,029
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	11,012	11,217
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	8,270	8,420
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	11,699	11,923
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	4,776	4,848
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	1,950	2,021
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	6,793	7,079
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.5817% 2/25/2032 (b)(c)	1,359	1,367
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7727% 3/18/2032 (b)(c)	2,494	2,519
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7817% 4/25/2032 (b)(c)	2,600	2,623
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7817% 10/25/2032 (b)(c)	3,116	3,147
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 4.5317% 1/25/2032 (b)(c)	1,232	1,236
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.7683% 11/25/2032 (b)(s)	1,771	37
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3183% 12/25/2033 (b)(s)	56,567	7,002
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3183% 3/25/2033 (b)(s)	3,042	321
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (t)	7,060	6,225
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.9383% 6/25/2035 (b)(s)	65,879	4,530
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	211,613	220,403
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 7.7176% 8/25/2035 (b)(c)	1,235	1,319
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	184,409	187,398
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	26,991	27,863
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.8983% 11/25/2036 (b)(s)	41,355	3,588
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.8583% 12/25/2036 (b)(s)	23,868	2,439
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (t)	30,341	27,653
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (t)	53,473	47,044
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (t)	6,097	5,171
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.6583% 5/25/2037 (b)(s)	15,247	1,455
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 17.9299% 6/25/2037 (b)(c)	10,666	14,592
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 16.9099% 7/25/2037 (b)(c)	16,321	22,063
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 16.9099% 7/25/2037 (b)(c)	2,189	2,523
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	571,507	554,119
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	779,438	773,977
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	61,594	64,005
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	341,644	341,325
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (s)	81,637	1,192
Fannie Mae Guaranteed REMIC Series 2012-134 Class MX, 3.5% 5/25/2042	278,728	276,720
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	394,609	371,390
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	545,831	518,326
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (s)	58	0
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 2.2683% 1/25/2044 (b)(s)	105,198	12,210
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (s)	470,690	65,136
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	443,279	429,407
Fannie Mae Guaranteed REMIC Series 2016-104 Class B, 4% 12/25/2044	390,444	388,929
Fannie Mae Guaranteed REMIC Series 2016-99 Class KA, 4% 11/25/2042	434,679	432,641
Fannie Mae Guaranteed REMIC Series 2017-22 Class ED, 3.5% 6/25/2044	135,839	135,127
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (s)	298,894	38,947
Fannie Mae Guaranteed REMIC Series 2020-45 Class JC, 1.5% 7/25/2040	7,687,318	6,752,850
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	4,094,530	3,802,836
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	2,596,415	2,371,643
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	1,702,780	1,489,717
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	1,809,567	1,583,142
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	1,506,022	1,316,038
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	1,495,721	1,367,032
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	6,614,807	6,026,204
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	4,370,824	4,008,439
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	2,352,912	2,140,496
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	1,391,470	1,324,891
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	1,831,175	1,734,481
Fannie Mae Guaranteed REMIC Series 2022-12 Class GD, 2.25% 3/25/2052	765,687	715,519
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	1,392,490	1,343,509
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	2,547,177	2,427,586
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	2,048,125	1,973,764
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	2,225,199	2,149,692
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	2,189,010	2,177,274
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	6,300,005	5,789,705
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	16,180,044	14,812,876
Fannie Mae Guaranteed REMIC Series 2022-35 Class CK, 4% 3/25/2047	5,076,770	5,037,845
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	1,708,051	1,557,485
Fannie Mae Guaranteed REMIC Series 2022-4 Class YT, 2% 2/25/2052	840,356	776,287
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	1,058,003	1,052,360
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	5,254,728	4,842,594
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 8/25/2052 (b)(c)	4,618,645	4,603,987
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 9/25/2052 (b)(c)	9,831,420	9,800,218
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 10/25/2052 (b)(c)	3,196,562	3,185,314
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 10/25/2052 (b)(c)	11,442,496	11,406,152
Fannie Mae Guaranteed REMIC Series 2022-69 Class AB, 4.5% 1/25/2044	3,576,852	3,558,811
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	1,966,871	1,873,202
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	6,268,953	5,842,612
Fannie Mae Guaranteed REMIC Series 2023-13 Class CK, 1.5% 11/25/2050	9,661,647	8,295,860
Fannie Mae Guaranteed REMIC Series 2023-51 Class FB, U.S. 30-Day Avg. SOFR Index + 1.55%, 5.2172% 11/25/2053 (b)(c)	8,200,882	8,305,211
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.1172% 11/25/2053 (b)(c)	8,280,736	8,381,717
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1672% 11/25/2053 (b)(c)	6,777,144	6,858,477
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.1972% 7/25/2054 (b)(c)	1,430,224	1,449,209
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 12/25/2054 (b)(c)	9,668,237	9,739,109
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	675	684
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (t)	17,566	15,252
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (t)	28,376	24,569
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (s)	218,565	6,481
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 6/25/2054 (b)(c)	4,402,767	4,438,644
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 9/25/2054 (b)(c)	2,379,452	2,396,377
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 2/25/2055 (b)(c)	3,117,129	3,150,213
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 9/25/2054 (b)(c)	3,606,674	3,643,804
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 2/25/2055 (b)(c)	5,296,020	5,346,049
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (b)(c)	2,410,764	2,430,791
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	1,604,878	1,586,786
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	5,023,001	4,851,082
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	3,455,742	3,479,094
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	2,005,049	1,909,055
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (s)	13,539	1,752
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (s)	12,795	1,702
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (b)(s)	8,466	1,412
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (b)(s)	5,179	728
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (s)	8,094	1,279
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (b)(s)	4,768	799
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (s)	55,934	8,485
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	2,243	2,279
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	8,599	8,741
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	690,410	691,024
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	1,365,384	1,248,984
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	1,341,860	1,219,809
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	1,394,504	1,276,832
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	1,869,994	1,648,253
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	4,255	4,345
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	32,895	33,469
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	1,744	1,774
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	4,599	4,689
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	9,048	9,244
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	5,387	5,502
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	2,885	2,930
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	3,495	3,568
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	36,990	38,457
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.5727% 1/15/2032 (b)(c)	1,086	1,091
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6727% 3/15/2032 (b)(c)	1,470	1,479
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7727% 3/15/2032 (b)(c)	1,421	1,435
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6727% 6/15/2031 (b)(c)	2,083	2,096
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6727% 3/15/2032 (b)(c)	765	770
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	9,546	9,912
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	14,639	15,026
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	25,454	26,427
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	254,534	262,094
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	12,323	12,712
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	370,529	378,423
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	117,356	122,488
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	229,760	233,460
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	61,014	62,992
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.8273% 2/15/2036 (b)(s)	19,210	1,824
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (t)	65,415	55,305
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (t)	9,159	8,227
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (t)	35,763	30,641
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (t)	41,481	35,667
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	63,814	67,101
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	283,108	291,411
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.8873% 11/15/2036 (b)(s)	81,294	7,703
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	17,519	18,129
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.8073% 6/15/2037 (b)(s)	60,131	6,137
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.0227% 5/15/2037 (b)(c)	68,946	68,185
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	29,618	30,249
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	299,052	307,199
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	43,341	43,687
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	428,938	408,459
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (s)	148,017	9,027
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (s)	7	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (s)	134,153	3,257
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	109,717	109,548
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4516 Class A, 4% 8/15/2041	53,644	53,551
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	645,378	630,265
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4744 Class JA, 3% 9/15/2047	545,989	512,739
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	3,386,603	3,017,886
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5066 Class A, 1.5% 11/25/2044	1,030,408	947,244
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	3,558,348	3,282,186
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	3,459,599	3,165,534
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	1,136,039	994,258
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	3,627,121	3,345,496
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	1,491,599	1,311,550
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	1,468,176	1,280,618
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	1,385,531	1,259,186
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	8,502,751	7,647,520
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	3,765,967	3,435,671
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	3,284,405	2,992,889
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	1,673,999	1,556,141
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	11,436,057	10,478,102
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	1,126,770	1,025,638
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	2,281,775	2,076,938
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	1,050,520	975,604
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	1,916,246	1,743,755
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	1,982,043	1,781,134
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	1,916,256	1,743,760
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	796,625	740,305
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	3,488,106	3,252,738
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199 Class PH, 2.25% 3/25/2052	1,239,450	1,122,213
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class C, 3% 5/25/2048	4,483,889	4,283,796
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	1,013,069	962,476
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	4,340,197	4,132,430
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	853,793	794,289
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	1,547,823	1,449,806
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	1,404,856	1,366,031
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	3,137,094	3,012,040
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	1,886,383	1,837,501
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	2,650,100	2,562,334
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	1,581,423	1,604,161
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.2172% 7/25/2052 (b)(c)	852,295	845,055
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.3372% 8/25/2052 (b)(c)	1,955,007	1,940,550
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.4172% 9/25/2052 (b)(c)	3,263,989	3,249,482
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3672% 9/25/2052 (b)(c)	2,059,299	2,034,436
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5256 Class FA, U.S. 30-Day Avg. SOFR Index + 0.65%, 4.3172% 9/25/2052 (b)(c)	1,482,665	1,473,115
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	3,397,707	3,413,790
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.7172% 8/25/2053 (b)(c)	4,492,008	4,522,645
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.1172% 10/25/2053 (b)(c)	3,513,929	3,565,274
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 6/25/2054 (b)(c)	3,165,443	3,194,642
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (b)(c)	2,850,601	2,871,054
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 2/25/2055 (b)(c)	1,966,177	1,976,605
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.9172% 10/25/2054 (b)(c)	3,642,190	3,671,615
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (b)(c)	3,487,205	3,516,473
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class HF, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.0172% 3/25/2055 (b)(c)	6,894,471	6,949,160
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.7172% 4/25/2055 (b)(c)	4,049,194	4,072,104
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	9,855	10,044
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	923	940
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	1,507	1,532
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (t)	20,240	17,165
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.1159% 5/20/2060 (b)(c)(r)	47,453	47,363
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.0969% 8/20/2060 (b)(c)(r)	18,776	18,716
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.1769% 12/20/2060 (b)(c)(r)	66,971	66,487
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 12/20/2060 (b)(c)(r)	46,640	46,650
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 2/20/2061 (b)(c)(r)	52,088	52,100
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.2869% 2/20/2061 (b)(c)(r)	64,456	64,461
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 4/20/2061 (b)(c)(r)	41,921	41,933
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 5/20/2061 (b)(c)(r)	53,751	53,764
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 5/20/2061 (b)(c)(r)	46,670	46,680
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.3269% 6/20/2061 (b)(c)(r)	46,498	46,529
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3969% 10/20/2061 (b)(c)(r)	95,550	95,731
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4969% 11/20/2061 (b)(c)(r)	53,479	53,615
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4969% 1/20/2062 (b)(c)(r)	34,437	34,535
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4269% 1/20/2062 (b)(c)(r)	72,322	72,480
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4269% 3/20/2062 (b)(c)(r)	42,339	42,402
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.4469% 5/20/2061 (b)(c)(r)	374	374
Ginnie Mae Mortgage pass-thru certificates Series 2012-H23 Class WA, CME Term SOFR 1 month Index + 0.6345%, 4.3169% 10/20/2062 (b)(c)(r)	29,013	29,030
Ginnie Mae Mortgage pass-thru certificates Series 2013-H07 Class BA, CME Term SOFR 1 month Index + 0.36%, 4.1569% 3/20/2063 (b)(c)(r)	55,382	55,268
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3969% 1/20/2064 (b)(c)(r)	30,357	30,414
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 4.3969% 12/20/2063 (b)(c)(r)	69,466	69,578
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 6/20/2064 (b)(c)(r)	178,288	178,333
Ginnie Mae Mortgage pass-thru certificates Series 2014-H20 Class BF, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 9/20/2064 (b)(c)(r)	736,280	736,459
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (r)	2,480	2,355
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.1969% 12/20/2062 (b)(c)(r)	11,777	11,758
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	676,950	634,424
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 3.83% 8/20/2066 (b)(c)(r)	205,813	205,586
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	92,937	94,851
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.7259% 5/16/2034 (b)(s)	18,445	1,076
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 3.4259% 8/17/2034 (b)(s)	19,248	1,914
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.9159% 6/16/2037 (b)(s)	35,097	3,161
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	2,631,756	2,620,443
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	1,176,276	1,170,902
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	260,529	259,335
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.3359% 3/20/2060 (b)(c)(r)	115,031	115,142
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (s)	6,074	165
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 2.3183% 7/20/2041 (b)(s)	100,736	10,702
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	287,646	285,136
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	1,400,559	1,325,234
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	540,626	512,024
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	912,559	856,188
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	735,459	695,806
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	505,907	482,048
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	2,447,070	2,274,505
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	1,311,406	1,241,658
Ginnie Mae REMIC pass-thru certificates Series 2019-11 Class F, CME Term SOFR 1 month Index + 0.5145%, 4.1817% 1/20/2049 (b)(c)	1,394,181	1,392,461
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.2817% 10/20/2049 (b)(c)	515,657	512,200
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.2317% 2/20/2049 (b)(c)	969,415	964,730
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (o)	4,118,179	4,049,293
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (n)(o)	683,206	676,461
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (b)(o)	2,658,211	2,691,506
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (o)	10,797,823	10,356,287
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (b)(o)	2,501,442	2,531,346
Morgan Stanley Residential Mortgage Loan Trust 2025-Nqm4 Series 2025-NQM4 Class A1, 5.588% 6/25/2070 (o)	8,057,231	8,163,606
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (o)	1,339,042	1,273,588
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (o)	2,652,995	2,548,555
OBX Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (n)(o)	1,595,794	1,607,201
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (o)	117,318	117,160
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (o)	439,881	434,216
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (b)(o)	3,431,852	3,326,494
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (o)	1,196,505	1,196,504
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (o)	4,420,687	4,298,695
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (o)	9,759,922	9,589,301
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (o)	2,884,616	2,863,076
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(o)	4,935,907	4,835,425
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (o)	1,009,315	958,286
Santander Mtg Asset Receivables Tr 2025-Nqm3 Series 2025-NQM3 Class A1, 5.599% 5/25/2065 (o)	8,181,613	8,287,722
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 4.9277% 7/20/2034 (b)(c)	1,083	1,018
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 4.4282% 9/25/2043 (b)(c)	417,124	405,574
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (o)	8,327,991	8,116,918
TOTAL UNITED STATES		466,158,071
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $454,484,854)		466,158,071

Commercial Mortgage Securities - 5.3%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Prima Capital CRE Securitization Ltd/Llc Series 2019-RK1 Class BT, 4.45% 4/15/2038 (o)	1,245,000	1,191,801
UNITED STATES - 5.3%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.4026% 6/15/2040 (b)(c)(o)	9,990,000	10,040,120
Ares Commercial Mortgage Trust Series 2026-GCP Class D, CME Term SOFR 1 month Index + 2.35%, 6.05% 2/15/2043 (b)(c)(o)	930,000	934,061
Ares Tr 2 Series 2025-IND3 Class E, CME Term SOFR 1 month Index + 3.55%, 7.2097% 4/15/2042 (b)(c)(o)	1,975,000	1,972,532
Ares Trust Series 2024-IND2 Class F, CME Term SOFR 1 month Index + 4.039%, 7.6987% 10/15/2034 (b)(c)(o)	1,164,000	1,164,653
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (o)	5,700,792	5,515,671
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (o)	1,326,000	1,265,451
BAMLL Commercial Mortgage Securities Trust Series 2021-JACX Class E, CME Term SOFR 1 month Index + 3.8645%, 7.5245% 9/15/2038 (b)(c)(o)	627,000	573,002
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.8745% 7/15/2049 (b)	480,000	465,665
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class XA, 1.7045% 7/15/2049 (b)(s)	3,162,222	600
BANK Series 2017-BNK4 Class C, 4.372% 5/15/2050	800,000	712,089
BANK Series 2017-BNK4 Class D, 3.357% 5/15/2050 (o)	782,000	521,915
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	1,936,382	1,924,964
BANK Series 2017-BNK8 Class D, 2.6% 11/15/2050 (o)	960,000	514,189
BANK Series 2017-BNK8 Class E, 2.8% 11/15/2050 (o)	609,000	274,424
BANK Series 2018-BN10 Class C, 4.163% 2/15/2061 (b)	1,306,000	1,208,840
BANK Series 2018-BN15 Class D, 3% 11/15/2061 (o)	430,000	358,767
BANK Series 2018-BN15 Class E, 3% 11/15/2061 (j)(o)	430,000	339,431
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	287,122	281,616
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	1,355,000	1,297,883
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	842,038	824,997
BANK Series 2020-BN27 Class D, 2.5% 4/15/2063 (o)	243,000	190,782
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	833,000	753,538
BANK Series 2020-BN28 Class AS, 2.14% 3/15/2063	361,000	324,737
BANK Series 2020-BN28 Class E, 2.5% 3/15/2063 (o)	252,000	191,244
BANK Series 2020-BN30 Class MCDG, 2.9182% 12/15/2053 (b)(j)(o)	2,104,000	1,288,705
BANK Series 2021-BN32 Class A5, 2.643% 4/15/2054	356,000	330,516
BANK Series 2021-BN33 Class A5, 2.556% 5/15/2064	700,000	642,583
BANK Series 2021-BN33 Class B, 2.893% 5/15/2064	572,000	503,136
BANK Series 2021-BN33 Class XA, 1.0239% 5/15/2064 (b)(s)	6,718,515	241,404
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	1,052,000	949,715
BANK Series 2021-BN38 Class C, 3.2181% 12/15/2064 (b)	146,000	124,497
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	920,000	852,013
BANK Series 2022-BNK40 Class A4, 3.3895% 3/15/2064 (b)	295,000	280,490
BANK Series 2022-BNK42 Class A5, 4.493% 6/15/2055 (b)	988,000	985,741
BANK Series 2022-BNK42 Class D, 2.5% 6/15/2055 (o)	531,000	396,314
BANK Series 2022-BNK42 Class E, 2.5% 6/15/2055 (o)	416,000	292,429
BANK Series 2022-BNK43 Class D, 3% 8/15/2055 (o)	994,000	743,480
BANK Series 2022-BNK44 Class AS, 5.7433% 11/15/2055 (b)	620,000	656,284
BANK Series 2022-BNK44 Class C, 5.7433% 11/15/2055 (b)	1,165,000	1,146,532
BANK Series 2023-BNK45 Class B, 6.148% 2/15/2056 (b)	826,000	878,638
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	1,239,000	1,333,904
BANK Series 2023-BNK46 Class B, 6.7741% 8/15/2056 (b)	843,000	902,092
BANK Series 2024-BNK47 Class A5, 5.716% 6/15/2057	2,200,000	2,370,546
BANK Series 2025-BNK51 Class C, 5.946% 12/25/2067 (b)	810,000	820,737
BANK5 Series 2024-5YR12 Class C, 6.3021% 12/15/2057 (b)	824,000	850,953
BANK5 Series 2025-5YR16 Class XB, 0.3468% 8/15/2063 (b)(s)	21,600,000	382,398
BANK5 Series 2025-5YR19 Class D, 4.5% 12/15/2058 (b)(o)	1,417,000	1,225,710
BANK5 Series 2025-5YR19 Class XB, 0.5998% 12/15/2058 (b)(s)	10,400,000	297,494
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/25/2059 (o)	14,126,000	14,145,364
BBCMS Mortgage Trust Series 2016-ETC Class D, 3.6089% 8/14/2036 (b)(o)	483,000	465,944
BBCMS Mortgage Trust Series 2016-ETC Class E, 3.6089% 8/14/2036 (b)(o)	363,000	347,306
BBCMS Mortgage Trust Series 2019-C3 Class C, 4.178% 5/15/2052	273,000	247,856
BBCMS Mortgage Trust Series 2019-C5 Class D, 2.5% 11/15/2052 (o)	188,000	151,789
BBCMS Mortgage Trust Series 2020-C7 Class B, 3.152% 4/15/2053	481,000	426,925
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.5863% 4/15/2053 (b)	651,500	565,985
BBCMS Mortgage Trust Series 2020-C8 Class E, 2.25% 10/15/2053 (o)	830,000	574,243
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	283,000	257,385
BBCMS Mortgage Trust Series 2022-C14 Class A5, 2.946% 2/15/2055 (b)	1,388,000	1,278,250
BBCMS Mortgage Trust Series 2022-C15 Class A5, 3.662% 4/15/2055	1,203,000	1,136,502
BBCMS Mortgage Trust Series 2022-C16 Class A5, 4.6% 6/15/2055	1,816,000	1,827,428
BBCMS Mortgage Trust Series 2022-C16 Class B, 4.6% 6/15/2055	441,000	414,793
BBCMS Mortgage Trust Series 2022-C17 Class A5, 4.441% 9/15/2055	1,426,000	1,431,385
BBCMS Mortgage Trust Series 2022-C17 Class B, 4.889% 9/15/2055 (b)	588,000	573,883
BBCMS Mortgage Trust Series 2022-C18 Class A5, 5.71% 12/15/2055	1,593,000	1,708,862
BBCMS Mortgage Trust Series 2022-C18 Class B, 6.1683% 12/15/2055 (b)	756,000	792,473
BBCMS Mortgage Trust Series 2023-C19 Class A5, 5.451% 4/15/2056	1,016,000	1,066,338
BBCMS Mortgage Trust Series 2023-C20 Class A5, 5.576% 7/15/2056	886,000	942,664
BBCMS Mortgage Trust Series 2023-C21 Class AS, 6.2961% 9/15/2056 (b)	625,000	683,621
BBCMS Mortgage Trust Series 2023-C21 Class C, 6.2961% 9/15/2056 (b)	939,000	962,067
BBCMS Mortgage Trust Series 2023-C22 Class C, 7.1347% 11/15/2056 (b)	993,000	1,021,127
BBCMS Mortgage Trust Series 2024-C24 Class B, 5.718% 2/15/2057	445,000	461,990
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057	2,500,000	2,713,068
BBCMS Mortgage Trust Series 2024-C26 Class C, 6% 5/15/2057	290,000	299,258
BBCMS Mortgage Trust Series 2024-C30 Class C, 5.98% 11/15/2057	1,329,000	1,360,547
BBCMS Mortgage Trust Series 2025-5C33 Class C, 5.981% 3/15/2058	534,000	546,921
BBCMS Mortgage Trust Series 2025-5C33 Class D, 6.6265% 3/15/2058 (b)(o)	770,000	753,715
BBCMS Mortgage Trust Series 2025-5C38 Class XB, 0.8919% 11/15/2058 (b)(o)(s)	25,300,000	1,013,356
BBCMS Mortgage Trust Series 2025-C32 Class C, 6.125% 2/15/2062 (b)	664,000	689,321
BBCMS Mortgage Trust Series 2025-C32 Class D, 4.5% 2/15/2062 (o)	402,000	338,605
BBCMS Mortgage Trust Series 2025-C35 Class C, 6.1139% 7/15/2058 (b)	820,000	852,140
BBCMS Mortgage Trust Series 2025-C39 Class C, 5.9066% 12/15/2058 (b)	325,000	332,928
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	1,536,000	1,535,348
Benchmark Mortgage Trust Series 2018-B6 Class D, 3.086% 10/10/2051 (b)(o)	613,000	465,734
Benchmark Mortgage Trust Series 2018-B7 Class D, 3% 5/15/2053 (b)(o)	351,000	282,491
Benchmark Mortgage Trust Series 2019-B12 Class B, 3.5702% 8/15/2052	462,000	406,639
Benchmark Mortgage Trust Series 2019-B13 Class D, 2.5% 8/15/2057 (j)(o)	672,000	412,189
Benchmark Mortgage Trust Series 2019-B14 Class 225D, 3.4041% 12/15/2062 (b)(j)(o)	399,000	1,995
Benchmark Mortgage Trust Series 2019-B14 Class 225E, 3.4041% 12/15/2062 (b)(j)(o)	269,000	673
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7596% 12/15/2062 (b)(s)	14,470,204	275,058
Benchmark Mortgage Trust Series 2020-B18 Class D, 2.25% 7/15/2053 (j)(o)	777,000	459,649
Benchmark Mortgage Trust Series 2020-B20 Class E, 2% 10/15/2053 (o)	588,000	350,498
Benchmark Mortgage Trust Series 2020-B21 Class AS, 2.2543% 12/17/2053	335,000	299,308
Benchmark Mortgage Trust Series 2020-B21 Class D, 2% 12/17/2053 (o)	446,000	316,037
Benchmark Mortgage Trust Series 2020-IG2 Class C, 3.2524% 9/15/2048 (b)(j)(o)	315,000	161,785
Benchmark Mortgage Trust Series 2020-IG2 Class D, 3.2524% 9/15/2048 (b)(j)(o)	1,503,000	547,982
Benchmark Mortgage Trust Series 2020-IG3 Class 825C, 3.0763% 9/15/2048 (b)(o)	888,000	848,689
Benchmark Mortgage Trust Series 2020-IG3 Class 825D, 3.0763% 9/15/2048 (b)(o)	973,000	921,675
Benchmark Mortgage Trust Series 2020-IG3 Class 825E, 3.0763% 9/15/2048 (b)(o)	789,000	741,653
Benchmark Mortgage Trust Series 2021-B25 Class 300E, 2.9942% 4/15/2054 (b)(j)(o)	282,000	129,378
Benchmark Mortgage Trust Series 2021-B27 Class XA, 1.232% 7/15/2054 (b)(s)	10,971,070	498,377
Benchmark Mortgage Trust Series 2021-B29 Class A5, 2.3879% 9/15/2054	1,716,000	1,550,068
Benchmark Mortgage Trust Series 2022-B34 Class A5, 3.786% 4/15/2055	532,000	504,736
Benchmark Mortgage Trust Series 2022-B35 Class D, 2.5% 5/15/2055 (j)(o)	949,000	578,551
Benchmark Mortgage Trust Series 2022-B36 Class A5, 4.4699% 7/15/2055	619,000	615,172
Benchmark Mortgage Trust Series 2022-B36 Class AS, 4.9505% 7/15/2055	618,000	620,541
Benchmark Mortgage Trust Series 2022-B36 Class D, 2.5% 7/15/2055 (o)	712,000	519,718
Benchmark Mortgage Trust Series 2022-B37 Class A5, 5.7459% 11/15/2055 (b)	719,000	776,210
Benchmark Mortgage Trust Series 2022-B37 Class B, 5.7458% 11/15/2055 (b)	434,000	438,825
Benchmark Mortgage Trust Series 2022-B37 Class C, 5.7459% 11/15/2055 (b)	823,000	807,518
Benchmark Mortgage Trust Series 2023-B38 Class A4, 5.5246% 4/15/2056	613,000	649,721
Benchmark Mortgage Trust Series 2023-B38 Class B, 6.2444% 4/15/2056 (b)	598,000	626,321
Benchmark Mortgage Trust Series 2023-B38 Class C, 6.2444% 4/15/2056 (b)	800,000	808,916
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	1,361,000	1,465,449
Benchmark Mortgage Trust Series 2023-B39 Class C, 6.5726% 7/15/2056 (b)	926,000	956,506
Benchmark Mortgage Trust Series 2025-B41 Class C, 6.1365% 7/15/2068	430,000	446,436
Benchmark Mortgage Trust Series 2026-V20 Class A3, 5.184% 2/15/2059	4,100,000	4,276,978
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 7.2992% 11/15/2041 (b)(c)(o)	1,544,000	1,547,860
BFLD Trust Series 2024-WRHS Class E, CME Term SOFR 1 month Index + 3.6889%, 7.3486% 7/15/2039 (b)(c)(o)	1,555,501	1,557,445
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.0018% 3/15/2041 (b)(c)(o)	6,235,598	6,235,598
BMO Mortgage Trust Series 2022-C1 Class 360D, 3.9387% 2/17/2055 (b)(j)(o)	441,000	359,315
BMO Mortgage Trust Series 2022-C1 Class 360E, 3.9387% 2/17/2055 (b)(o)	546,000	423,945
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	1,650,000	1,560,210
BMO Mortgage Trust Series 2022-C3 Class D, 2.5% 9/15/2054 (o)	361,000	241,270
BMO Mortgage Trust Series 2023-C4 Class B, 5.3953% 2/15/2056 (b)	473,000	485,264
BMO Mortgage Trust Series 2023-C4 Class C, 5.8624% 2/15/2056 (b)	1,315,000	1,342,451
BMO Mortgage Trust Series 2023-C4 Class D, 5.8624% 2/15/2056 (b)(o)	294,000	273,058
BMO Mortgage Trust Series 2023-C5 Class A5, 5.7653% 6/15/2056	766,700	813,855
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	626,000	672,224
BMO Mortgage Trust Series 2023-C7 Class B, 6.6738% 12/15/2056 (b)	1,237,000	1,332,215
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (b)	564,000	572,751
BMO Mortgage Trust Series 2025-5C10 Class C, 6.485% 5/15/2058 (b)	149,000	154,372
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	2,700,000	2,756,571
BMO Mortgage Trust Series 2025-C13 Class C, 6.1337% 10/15/2058 (b)	1,112,000	1,113,209
BMO Mortgage Trust Series 2026-C14 Class C, 5.9255% 2/15/2059 (o)	585,000	597,125
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.0316% 6/15/2041 (b)(c)(o)	9,351,000	9,353,922
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.3012% 6/15/2041 (b)(c)(o)	4,617,000	4,619,886
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.5009% 6/15/2041 (b)(c)(o)	3,265,000	3,268,061
BMP Series 2024-MF23 Class E, CME Term SOFR 1 month Index + 3.3891%, 7.0487% 6/15/2041 (b)(c)(o)	320,000	320,400
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.3894% 11/5/2039 (b)(o)	962,000	1,000,322
BPR Commercial Mortgage Trust Series 2024-PARK Class D, 7.2343% 11/5/2039 (b)(o)	1,313,000	1,377,435
BPR Trust Series 2023-BRK2 Class C, 8.335% 10/5/2038 (b)(o)	922,000	952,624
BPR Trust Series 2024-PMDW Class B, 5.85% 11/5/2041 (b)(o)	714,000	738,146
BPR Trust Series 2024-PMDW Class E, 5.85% 11/5/2041 (b)(o)	416,000	405,076
Bres Coml Mtg Trust Series 2025-ATCAP Class E, CME Term SOFR 1 month Index + 3.6408%, 7.3004% 11/15/2042 (b)(c)(o)	1,453,000	1,455,341
Bres Coml Mtg Trust Series 2025-ATCAP Class F, CME Term SOFR 1 month Index + 5.1885%, 8.8482% 11/15/2042 (b)(c)(o)	1,575,000	1,577,366
Bway Trust Series 2025-1535 Class B, 7.7102% 5/5/2042 (b)(o)	2,100,000	2,217,460
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class D, 3.5488% 3/11/2044 (b)(o)	3,289,000	3,090,544
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class E, 3.5488% 3/11/2044 (b)(o)	2,839,000	2,590,078
BX Commercial Mortgage Trust 2021-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1507% 4/15/2037 (b)(c)(o)	8,256,797	8,256,797
BX Commercial Mortgage Trust 2022-LP2 Series 2022-LP2 Class G, CME Term SOFR 1 month Index + 4.1058%, 7.7655% 2/15/2039 (b)(c)(o)	1,953,000	1,953,874
BX Commercial Mortgage Trust 2024-KING Series 2024-KING Class E, CME Term SOFR 1 month Index + 3.688%, 7.3476% 5/15/2034 (b)(c)(o)	3,807,870	3,817,390
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class A, 5.5908% 11/13/2046 (b)(o)	1,186,000	1,224,865
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class B, 5.9949% 11/13/2046 (b)(o)	291,000	303,415
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class C, 6.3984% 11/13/2046 (b)(o)	1,095,000	1,141,209
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class E, 8.1339% 11/13/2046 (b)(o)	3,771,000	4,085,630
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0513% 3/15/2041 (b)(c)(o)	24,474,047	24,481,695
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class E, CME Term SOFR 1 month Index + 3.6884%, 7.348% 3/15/2041 (b)(c)(o)	2,422,000	2,423,486
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.103% 4/15/2040 (b)(c)(o)	23,880,953	23,910,804
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 7.3498% 4/15/2040 (b)(c)(o)	3,433,454	3,450,621
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.301% 5/15/2041 (b)(o)	14,393,126	14,402,122
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class E, CME Term SOFR 1 month Index + 3.6883%, 7.348% 5/15/2041 (b)(c)(o)	1,361,500	1,359,097
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 4.7063% 4/15/2034 (b)(c)(o)	3,924,672	3,905,048
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.0063% 4/15/2034 (b)(c)(o)	6,526,000	6,468,898
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.3063% 4/15/2034 (b)(c)(o)	4,315,000	4,271,850
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.6063% 4/15/2034 (b)(c)(o)	4,529,000	4,478,049
BX Commercial Mortgage Trust Series 2019-IMC Class G, CME Term SOFR 1 month Index + 3.6463%, 7.3063% 4/15/2034 (b)(c)(o)	861,000	831,312
BX Commercial Mortgage Trust Series 2021-IRON Class D, CME Term SOFR 1 month Index + 2.2645%, 5.9245% 2/15/2038 (b)(c)(o)	875,124	873,436
BX Commercial Mortgage Trust Series 2021-IRON Class E, CME Term SOFR 1 month Index + 2.7145%, 6.3745% 2/15/2038 (b)(c)(o)	1,327,925	1,325,364
BX Commercial Mortgage Trust Series 2021-MC Class G, CME Term SOFR 1 month Index + 3.2013%, 6.8613% 4/15/2034 (b)(c)(o)	397,500	390,142
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4636% 10/15/2036 (b)(c)(o)	19,900,000	19,862,688
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 4.6733% 10/15/2036 (b)(c)(o)	2,565,000	2,558,596
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 4.8731% 10/15/2036 (b)(c)(o)	3,433,000	3,422,286
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.0728% 10/15/2036 (b)(c)(o)	3,333,000	3,322,597
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 5.722% 10/15/2036 (b)(c)(o)	11,589,000	11,560,063
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 6.7206% 10/15/2036 (b)(c)(o)	798,000	797,003
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.6726% 2/15/2039 (b)(c)(o)	2,906,185	2,905,277
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 4.972% 2/15/2039 (b)(c)(o)	6,017,900	6,016,019
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.2214% 2/15/2039 (b)(c)(o)	5,056,800	5,055,220
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 5.6205% 2/15/2039 (b)(c)(o)	5,056,800	5,055,220
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.4211% 12/9/2040 (b)(c)(o)	4,521,505	4,521,505
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 5.8505% 12/9/2040 (b)(c)(o)	1,780,100	1,780,100
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.2998% 12/9/2040 (b)(c)(o)	964,600	964,600
BX Commercial Mortgage Trust Series 2023-XL3 Class D, CME Term SOFR 1 month Index + 3.5888%, 7.2485% 12/9/2040 (b)(c)(o)	1,042,300	1,042,300
BX Commercial Mortgage Trust Series 2024-GPA2 Class D, CME Term SOFR 1 month Index + 2.5909%, 6.2505% 11/15/2041 (b)(c)(o)	240,000	240,133
BX Commercial Mortgage Trust Series 2024-GPA2 Class E, CME Term SOFR 1 month Index + 3.5395%, 7.1992% 11/15/2041 (b)(c)(o)	1,016,000	1,015,745
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9525% 12/15/2039 (b)(c)(o)	3,556,791	3,557,903
BX Commercial Mortgage Trust Series 2024-MF Class E, CME Term SOFR 1 month Index + 3.7383%, 7.398% 2/15/2039 (b)(c)(o)	1,051,920	1,053,235
BX Commercial Mortgage Trust Series 2024-WPT Class E, CME Term SOFR 1 month Index + 3.5884%, 7.2481% 3/15/2034 (b)(c)(o)	865,050	857,082
BX Commercial Mortgage Trust Series 2025-SPOT Class B, CME Term SOFR 1 month Index + 1.743%, 5.4026% 4/15/2040 (b)(c)(o)	8,572,301	8,585,695
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 3/15/2043 (b)(c)(o)	20,359,000	20,371,806
BX Commercial Mortgage Trust Series 2026-XL6 Class B, CME Term SOFR 1 month Index + 1.45%, 5.12% 3/15/2043 (b)(c)(o)	2,689,000	2,692,375
BX Commercial Mortgage Trust Series 2026-XL6 Class E, CME Term SOFR 1 month Index + 3%, 6.67% 3/15/2043 (b)(c)(o)	610,000	611,912
BX Trust 2019-OC11 Series 2019-OC11 Class A, 3.202% 12/9/2041 (o)	1,771,000	1,702,293
BX Trust 2019-OC11 Series 2019-OC11 Class D, 3.944% 12/9/2041 (b)(o)	84,000	81,076
BX Trust 2019-OC11 Series 2019-OC11 Class E, 3.944% 12/9/2041 (b)(o)	6,211,000	5,815,218
BX Trust 2021 Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.8245% 2/15/2036 (b)(c)(o)	3,400,000	3,397,905
BX Trust 2021 Series 2021-LBA Class FJV, CME Term SOFR 1 month Index + 2.7645%, 6.4245% 2/15/2036 (b)(c)(o)	534,000	533,835
BX Trust 2021 Series 2021-LBA Class FV, CME Term SOFR 1 month Index + 2.7645%, 6.4245% 2/15/2036 (b)(c)(o)	865,146	864,879
BX Trust 2021 Series 2021-LBA Class GJV, CME Term SOFR 1 month Index + 3.3645%, 7.0245% 2/15/2036 (b)(c)(o)	1,572,000	1,571,515
BX Trust 2021 Series 2021-LBA Class GV, CME Term SOFR 1 month Index + 3.3645%, 7.0245% 2/15/2036 (b)(c)(o)	646,882	646,683
BX Trust 2024 VLT4 Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 6.5696% 6/15/2041 (b)(c)(o)	695,000	687,616
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 7.5975% 6/15/2041 (b)(c)(o)	3,350,000	3,345,871
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.1015% 4/15/2041 (b)(c)(o)	18,196,208	18,201,895
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.3512% 4/15/2041 (b)(c)(o)	2,900,328	2,902,141
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.6008% 4/15/2041 (b)(c)(o)	2,407,672	2,409,176
BX Trust 2024-CNY Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 7.3483% 4/15/2041 (b)(c)(o)	2,069,728	2,063,251
BX Trust 2024-FNX Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 6.5998% 11/15/2041 (b)(c)(o)	511,971	512,611
BX Trust 2024-FNX Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 7.5984% 11/15/2041 (b)(c)(o)	2,458,150	2,448,610
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.8035% 3/15/2030 (b)(c)(o)	35,060,434	35,016,610
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0531% 3/15/2030 (b)(c)(o)	4,890,814	4,878,587
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.2029% 3/15/2030 (b)(c)(o)	6,889,695	6,872,505
BX Trust 2025-ROIC Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 6.6009% 3/15/2030 (b)(c)(o)	3,044,193	3,044,193
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.0695% 11/15/2038 (b)(c)(o)	679,818	676,855
BX Trust Series 2021-RISE Class G, CME Term SOFR 1 month Index + 3.0645%, 6.7245% 11/15/2036 (b)(c)(o)	875,761	875,487
BX Trust Series 2021-SDMF Class F, CME Term SOFR 1 month Index + 2.0515%, 5.7115% 9/15/2034 (b)(c)(o)	701,550	700,892
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.5997% 4/15/2037 (b)(c)(o)	6,310,500	6,312,473
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 5.9497% 4/15/2037 (b)(c)(o)	1,423,800	1,425,575
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.4987% 4/15/2037 (b)(c)(o)	1,192,100	1,194,335
BX Trust Series 2022-IND Class F, CME Term SOFR 1 month Index + 4.786%, 8.4457% 4/15/2037 (b)(c)(o)	1,633,800	1,643,654
BX Trust Series 2022-LBA6 Class E, CME Term SOFR 1 month Index + 2.7%, 6.3597% 1/15/2039 (b)(c)(o)	2,075,000	2,074,352
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.0097% 1/15/2039 (b)(c)(o)	1,160,000	1,158,550
BX Trust Series 2022-LBA6 Class G, CME Term SOFR 1 month Index + 4.2%, 7.8597% 1/15/2039 (b)(c)(o)	378,000	378,374
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 6.9587% 1/15/2039 (b)(c)(o)	337,134	335,995
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.1017% 2/15/2039 (b)(c)(o)	16,524,709	16,524,710
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.4512% 2/15/2039 (b)(c)(o)	1,747,014	1,747,014
BX Trust Series 2024-XL4 Class D, CME Term SOFR 1 month Index + 3.1396%, 6.7993% 2/15/2039 (b)(c)(o)	250,144	250,144
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 7.8477% 2/15/2039 (b)(c)(o)	1,571,194	1,570,841
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3509% 3/15/2041 (b)(c)(o)	4,788,000	4,788,000
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.6005% 3/15/2041 (b)(c)(o)	6,356,700	6,356,700
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.8097% 2/15/2035 (b)(c)(o)	12,748,000	12,730,770
BX Trust Series 2025-DIME Class E, 6.6597% 2/15/2035 (b)(o)	1,590,000	1,588,011
BX Trust Series 2025-DIME Class F, CME Term SOFR 1 month Index + 3.7%, 7.3597% 2/15/2035 (b)(c)(o)	2,535,000	2,524,771
BX Trust Series 2025-LUNR Class E, CME Term SOFR 1 month Index + 3.95%, 7.6097% 6/15/2040 (b)(c)(o)	304,288	306,570
BX Trust Series 2025-OMG Class F, CME Term SOFR 1 month Index + 3.6%, 7.26% 10/15/2042 (b)(c)(j)(o)	1,840,000	1,840,736
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0597% 6/15/2035 (b)(c)(o)	4,719,000	4,719,000
BX Trust Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 6.9597% 6/15/2035 (b)(c)(o)	969,000	968,401
BX Trust Series 2025-VLT6 Class E, CME Term SOFR 1 month Index + 3.1907%, 6.8504% 3/15/2042 (b)(c)(o)	2,381,000	2,367,607
BX Trust Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 7.5993% 3/15/2042 (b)(c)(o)	2,016,000	1,992,366
BX Trust Series 2025-VLT7 Class D, CME Term SOFR 1 month Index + 3.25%, 6.9097% 7/15/2044 (b)(c)(o)	1,040,000	1,043,172
BX Trust Series 2025-VOLT Class D, CME Term SOFR 1 month Index + 2.75%, 6.4097% 12/15/2044 (b)(c)(o)	1,905,000	1,908,563
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/2044 (b)(o)	189,000	153,450
BXSC Commercial Mortgage Trust Series 2022-WSS Class F, 8.989% 3/15/2035 (b)(o)	1,483,706	1,483,199
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/2039 (b)(o)	976,000	740,697
CD Mortgage Trust Series 2017-CD3 Class C, 4.5829% 2/10/2050 (b)	813,000	290,294
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/2050 (j)(o)	673,570	38,639
CEDR Commercial Mortgage Trust Series 2022-SNAI Class F, CME Term SOFR 1 month Index + 3.6135%, 7.2732% 2/15/2039 (b)(c)(o)	2,211,000	2,071,619
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (b)(o)	10,445,000	10,707,588
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (o)	113,300,000	740,710
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (o)	17,557,567	14,358,292
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	1,838,716	1,826,663
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	2,093,503	2,071,024
Cip Commercial Mortgage Trust Series 2025-SBAY Class E, CME Term SOFR 1 month Index + 3.75%, 7.4097% 10/15/2037 (b)(c)(o)	865,000	866,038
Citigroup Commercial Mortgage Trust Series 2016-P4 Class C, 3.9198% 7/10/2049 (b)	305,000	284,639
Citigroup Commercial Mortgage Trust Series 2016-P4 Class D, 3.9075% 7/10/2049 (b)(o)	965,000	595,688
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.5388% 12/10/2049 (b)(s)	20,072,596	40,872
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class D, 3% 8/10/2056 (o)	546,000	433,430
Citigroup Commercial Mortgage Trust Series 2020-420K Class D, 3.3118% 11/10/2042 (b)(o)	280,000	255,781
Citigroup Commercial Mortgage Trust Series 2020-420K Class E, 3.3118% 11/10/2042 (b)(o)	1,317,101	1,175,601
Citigroup Commercial Mortgage Trust Series 2022-GC48 Class D, 2.5% 6/15/2055 (o)	1,029,000	740,014
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class C, 6.3597% 7/10/2028 (b)(o)	695,000	716,044
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class D, 6.3597% 7/10/2028 (b)(o)	676,000	689,755
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class D, 5.8524% 10/12/2040 (b)(o)	1,212,000	1,223,659
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class E, 5.8524% 10/12/2040 (b)(o)	3,221,000	3,226,960
COMM Mortgage Trust Series 2012-CR1 Class D, 5.1034% 5/15/2045 (b)(o)	659,133	610,372
COMM Mortgage Trust Series 2013-LC6 Class D, 3.7356% 1/10/2046 (b)(o)	44,827	43,370
COMM Mortgage Trust Series 2014-CR15 Class D, 3.9342% 2/10/2047 (b)(o)	173,000	162,334
COMM Mortgage Trust Series 2014-CR20 Class C, 4.7343% 11/10/2047 (b)	196,778	190,381
COMM Mortgage Trust Series 2014-UBS2 Class D, 4.624% 3/10/2047 (b)(j)(o)	73,382	32,396
COMM Mortgage Trust Series 2015-DC1 Class B, 4.035% 2/10/2048 (b)	1,423,000	1,359,819
COMM Mortgage Trust Series 2015-DC1 Class C, 4.1805% 2/10/2048 (b)	2,037,000	1,797,449
COMM Mortgage Trust Series 2015-LC19 Class C, 4.4255% 2/10/2048 (b)	638,132	608,170
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (b)	739,000	695,834
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (j)(o)	173,000	153,257
COMM Mortgage Trust Series 2017-COR2 Class C, 4.5868% 9/10/2050 (b)	648,000	622,107
COMM Mortgage Trust Series 2017-COR2 Class D, 3% 9/10/2050 (o)	202,000	184,676
COMM Mortgage Trust Series 2018-HCLV Class F, CME Term SOFR 1 month Index + 3.346%, 7.006% 9/15/2033 (b)(c)(o)	267,000	15,696
COMM Mortgage Trust Series 2018-HCLV Class G, CME Term SOFR 1 month Index + 5.3523%, 9.0123% 9/15/2033 (b)(c)(o)	300,000	7,135
COMM Mortgage Trust Series 2025-180W Class E, 7.3635% 8/10/2042 (b)(o)	1,311,000	1,360,697
COMM Mortgage Trust Series 2025-180W Class F, 7.3635% 8/10/2042 (b)(o)	545,000	541,905
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.7219% 11/10/2049 (b)(j)(o)	295,186	71,308
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	4,229,000	4,255,795
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 7.5481% 8/15/2041 (b)(c)(o)	2,330,000	2,328,339
CPT Mortgage Trust Series 2019-CPT Class E, 2.9968% 11/13/2039 (b)(o)	964,000	859,548
CPT Mortgage Trust Series 2019-CPT Class F, 2.9968% 11/13/2039 (b)(o)	651,000	535,367
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.091% 6/15/2034 (c)(o)	636,000	256,756
CSAIL Commercial Mortgage Trust Series 2017-C8 Class C, 4.2536% 6/15/2050 (b)	1,297,000	1,156,921
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	851,243	847,661
CSAIL Commercial Mortgage Trust Series 2018-CX11 Class C, 4.7854% 4/15/2051 (b)	282,000	265,541
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	2,260,000	2,254,511
CSAIL Commercial Mortgage Trust Series 2019-C16 Class C, 4.2371% 6/15/2052 (b)	630,000	605,124
CSMC Trust Series 2019-UVIL Class E, 3.2833% 12/15/2041 (b)(o)	2,477,000	2,233,755
Cstl Coml Mtg Trust Series 2025-GATE2 Class E, 6.3548% 11/10/2042 (b)(o)	1,740,000	1,764,012
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.6945% 2/10/2043 (b)(o)	1,500,000	1,518,257
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class E, 6.3428% 2/10/2043 (b)(o)	435,000	440,821
DBGS Mortgage Trust Series 2018-C1 Class C, 4.6356% 10/15/2051 (b)	189,000	174,674
DBGS Mortgage Trust Series 2019-1735 Class F, 4.1946% 4/10/2037 (b)(j)(o)	665,000	465,596
DBJPM Mortgage Trust Series 2020-C9 Class AM, 2.34% 8/15/2053	361,000	326,630
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/2053 (o)	212,000	128,908
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.3822% 8/10/2044 (b)(o)	350,022	341,268
DC Office Trust Series 2019-MTC Class E, 3.072% 9/15/2045 (b)(o)	250,000	210,542
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.4824% 8/10/2049 (b)	218,000	187,379
DK Trust Series 2024-SPBX Class E, CME Term SOFR 1 month Index + 4%, 7.6597% 3/15/2034 (b)(c)(o)	1,603,000	1,606,416
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(o)	3,443,000	3,551,164
DTP Commercial Mortgage Trust Series 2023-STE2 Class C, 6.6891% 1/15/2041 (b)(o)	350,000	359,814
DTP Commercial Mortgage Trust Series 2023-STE2 Class D, 6.9552% 1/15/2041 (b)(o)	2,865,000	2,927,251
DTP Commercial Mortgage Trust Series 2023-STE2 Class E, 5.9685% 1/15/2041 (b)(o)	458,000	448,772
ELP Series 2025-ELP Class A, 4.7573% 11/13/2042 (o)	8,295,000	8,360,376
ELP Series 2025-ELP Class D, 5.6124% 11/13/2042 (b)(o)	550,000	554,247
ELP Series 2025-ELP Class E, 6.665% 11/13/2042 (b)(o)	2,090,000	2,152,135
EQT Trust Series 2024-EXTR Class B, 5.6546% 7/5/2041 (b)(o)	1,076,000	1,100,622
EQT Trust Series 2024-EXTR Class C, 6.0464% 7/5/2041 (b)(o)	908,000	929,449
EQT Trust Series 2024-EXTR Class D, 6.6819% 7/5/2041 (b)(o)	193,000	197,497
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9597% 10/15/2042 (b)(c)(o)	25,115,000	25,146,394
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2597% 10/15/2042 (b)(c)(o)	4,465,000	4,473,364
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.5097% 10/15/2042 (b)(c)(o)	2,180,000	2,185,464
Extended Stay America Trust Series 2025-ESH Class E, CME Term SOFR 1 month Index + 3.35%, 7.0097% 10/15/2042 (b)(c)(o)	1,055,000	1,062,932
Extended Stay America Trust Series 2025-ESH Class F, CME Term SOFR 1 month Index + 4.1%, 7.7597% 10/15/2042 (b)(c)(o)	1,055,000	1,062,932
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 2/15/2043 (b)(c)(o)	22,246,000	22,252,952
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0597% 2/15/2043 (b)(c)(o)	2,283,000	2,287,281
Extended Stay America Trust Series 2026-ESH2 Class C, CME Term SOFR 1 month Index + 1.6%, 5.2597% 2/15/2043 (b)(c)(o)	1,550,000	1,553,875
Extended Stay America Trust Series 2026-ESH2 Class E, CME Term SOFR 1 month Index + 2.9%, 6.5597% 2/15/2043 (b)(c)(o)	1,110,000	1,116,434
Extended Stay America Trust Series 2026-ESH2 Class F, 7.4097% 2/15/2043 (o)	1,680,000	1,691,846
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.3097% 12/15/2039 (b)(c)(o)	1,688,000	1,701,976
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	794,631	791,261
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	2,700,000	2,686,806
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	1,800,000	1,645,942
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1992% 3/25/2029 (b)(c)	7,577,234	7,564,386
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (b)	4,000,000	4,083,389
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (b)	2,700,000	2,750,223
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (b)	3,300,000	3,371,852
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	4,500,000	4,606,085
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (b)	7,400,000	7,555,797
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (b)	1,100,000	1,124,018
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (b)	2,500,000	2,537,343
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.2292% 10/25/2030 (b)	23,296,237	23,286,533
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.2192% 10/25/2030 (b)(c)	13,896,862	13,896,852
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K763 Class A2, 4.17% 10/25/2032 (b)	5,800,000	5,854,562
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.2192% 10/25/2030 (b)(c)	5,972,425	5,972,421
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1792% 10/25/2030 (b)(c)	6,499,382	6,499,378
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1792% 11/25/2030 (b)(c)	13,300,000	13,301,994
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.1692% 12/25/2030 (b)(c)	3,400,000	3,401,061
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.143% 8/10/2044 (b)(o)	387,416	381,438
GS Mortgage Securities Trust Series 2011-GC5 Class D, 5.143% 8/10/2044 (b)(o)	342,592	272,569
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.143% 8/10/2044 (b)(o)	424,043	146,498
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (j)(o)	733,782	2,201
GS Mortgage Securities Trust Series 2012-GCJ9 Class E, 4.6643% 11/10/2045 (b)(o)	385,490	370,070
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 0.839% 10/10/2048 (b)(s)	682,916	24
GS Mortgage Securities Trust Series 2016-GS4 Class C, 3.908% 11/10/2049 (b)	264,000	246,762
GS Mortgage Securities Trust Series 2017-GS5 Class C, 4.299% 3/10/2050 (b)(j)	651,000	361,299
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	1,201,032	1,187,367
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	1,550,211	1,542,381
GS Mortgage Securities Trust Series 2018-GS9 Class D, 3% 3/10/2051 (j)(o)	476,000	281,336
GS Mortgage Securities Trust Series 2019-GC38 Class D, 3% 2/10/2052 (o)	853,000	740,774
GS Mortgage Securities Trust Series 2019-GC39 Class D, 3% 5/10/2052 (o)	672,000	531,491
GS Mortgage Securities Trust Series 2019-GC42 Class C, 3.699% 9/10/2052 (b)	1,996,000	1,720,124
GS Mortgage Securities Trust Series 2019-GC42 Class D, 2.8% 9/10/2052 (o)	727,000	541,077
GS Mortgage Securities Trust Series 2020-GC45 Class D, 2.85% 2/13/2053 (o)	525,000	397,172
GS Mortgage Securities Trust Series 2020-GC45 Class SWD, 3.2185% 12/13/2039 (b)(o)	399,000	327,577
GS Mortgage Securities Trust Series 2020-GC47 Class D, 3.4510% 5/12/2053 (b)(o)	189,000	148,714
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.4336% 9/10/2038 (b)(o)	2,549,000	2,555,974
GS Mortgage Securities Trust Series 2024-RVR Class B, 5.7226% 8/10/2041 (b)(o)	557,000	569,475
GS Mortgage Securities Trust Series 2025-800D Class B, CME Term SOFR 1 month Index + 3.45%, 7.1141% 11/25/2041 (b)(c)(o)	662,000	661,712
GSAT Trust Series 2025-BMF Class F, CME Term SOFR 1 month Index + 4.15%, 7.8097% 7/15/2040 (b)(c)(o)	1,554,000	1,549,921
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3597% 10/15/2035 (b)(c)(o)	2,715,000	2,709,909
Hilton USA Trust Series 2016-HHV Class E, 4.1935% 11/5/2038 (b)(o)	2,849,000	2,826,852
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (b)(o)	2,093,000	2,058,978
Home Partners of America Trust Series 2019-1 Class E, 3.604% 9/17/2039 (o)	304,110	296,973
Home Partners of America Trust Series 2019-1 Class F, 4.101% 9/17/2039 (o)	76,218	73,559
Hudson Yards Mortgage Trust Series 2019-30HY Class E, 3.4431% 7/10/2039 (b)(o)	483,000	450,163
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (b)(o)	7,341,000	7,492,993
Intown Mortgage Trust Series 2025-STAY Class E, CME Term SOFR 1 month Index + 3.85%, 7.51% 3/15/2042 (b)(c)(o)	799,000	803,694
Ip 2025-Ip Mtg Tr Series 2025-IP Class F, 7.7123% 6/10/2042 (b)(o)	704,000	718,724
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/2047 (o)	103,166	102,267
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.6083% 1/15/2048 (b)(o)	2,126,000	1,886,272
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA, 0% 7/15/2048 (b)(j)(s)	2,691,240	26
JPMBB Commercial Mortgage Securities Trust Series 2015-C32 Class C, 4.8209% 11/15/2048 (b)(j)	1,368,000	287,143
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class C, 3.3970% 12/15/2049 (b)	395,000	354,258
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.3970% 12/15/2049 (b)(o)	696,000	527,023
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	352,617	350,757
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A2, 2.8822% 12/15/2049	1,618,395	1,609,109
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	608,931	606,789
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class C, 3.0208% 12/15/2049 (b)	343,000	292,412
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class D, 3.0208% 12/15/2049 (b)(j)(o)	681,000	472,350
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class D, 3.2552% 6/15/2051 (b)(o)	223,000	180,358
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class D, 2.5% 11/13/2052 (o)	315,000	153,143
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	500,000	440,020
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class D, 1.75% 5/13/2053 (o)	399,000	201,140
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class E, 4.6895% 6/15/2045 (b)(o)	610,872	597,579
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class F, 4% 6/15/2045 (o)	615,000	532,679
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (o)	674,000	461,377
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class C, 3.9582% 4/15/2046 (b)(j)	584,000	204,389
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class D, 4.3311% 4/15/2046 (b)(j)	193,713	1,933
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D, 3.8046% 6/10/2027 (b)(j)(o)	516,000	1,297
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class E, 3.8046% 6/10/2027 (b)(o)	830,000	2,075
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class F, 4.6132% 7/5/2031 (b)(o)	409,000	61,375
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (o)	4,763,000	4,542,712
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (o)	1,323,000	900,235
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (j)(o)	2,354,000	1,357,519
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.116% 7/5/2033 (b)(o)(s)	19,961,000	438,166
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class A, 3.3973% 6/5/2039 (o)	887,000	843,900
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class D, 3.7828% 6/5/2039 (b)(o)	496,000	455,785
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class E, 3.7828% 6/5/2039 (b)(o)	938,000	845,492
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class EFX, 3.972% 1/16/2037 (o)	401,000	140,346
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class FFX, 4.6254% 1/16/2037 (j)(o)	642,000	154,074
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class GFX, 4.6882% 1/16/2037 (b)(o)	252,000	25,197
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (b)(o)	1,728,000	1,706,732
KNDR Trust Series 2021-KIND Class C, CME Term SOFR 1 month Index + 1.8645%, 5.53% 8/15/2038 (b)(c)(o)	289,622	286,725
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 6.08% 8/15/2038 (b)(c)(o)	1,541,342	1,522,076
KNDR Trust Series 2021-KIND Class F, CME Term SOFR 1 month Index + 4.0645%, 7.73% 8/15/2038 (b)(c)(o)	1,103,934	1,091,723
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 6.6597% 3/15/2042 (b)(c)(o)	1,173,575	1,171,632
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9549% 5/15/2039 (b)(c)(o)	26,961,000	26,051,067
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.4536% 5/15/2039 (b)(c)(o)	16,119,000	15,153,994
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 5.7528% 5/15/2039 (b)(c)(o)	9,032,000	8,223,886
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.2016% 5/15/2039 (b)(c)(o)	8,027,000	6,791,043
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 4.8745% 3/15/2038 (b)(c)(o)	223,105	221,431
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.1745% 3/15/2038 (b)(c)(o)	2,033,500	2,013,165
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.5245% 3/15/2038 (b)(c)(o)	1,776,600	1,743,289
LV Trust Series 2024-SHOW Class C, 6.2763% 10/10/2041 (b)(o)	880,000	891,077
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/2040 (b)(o)	455,000	351,716
Mft Trust Series 2020-B6 Class C, 3.2828% 8/10/2040 (b)(j)(o)	399,000	256,556
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 6.3754% 4/15/2038 (b)(c)(o)	1,104,800	1,104,800
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 6.9754% 4/15/2038 (b)(c)(o)	3,302,400	3,302,399
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.4745% 7/15/2038 (b)(c)(o)	1,900,000	1,898,572
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 6.5245% 7/15/2038 (b)(c)(o)	1,001,000	999,749
MHP Commercial Mortgage Trust Series 2021-STOR Class J, CME Term SOFR 1 month Index + 4.0645%, 7.7245% 7/15/2038 (b)(c)(o)	724,000	721,146
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 6.9189% 1/15/2039 (b)(c)(o)	965,600	964,997
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 7.6172% 1/15/2027 (b)(c)(o)	504,000	504,648
MHP Series 2025-MHIL2 Class D, CME Term SOFR 1 month Index + 2.65%, 6.3097% 9/15/2040 (b)(c)(o)	1,030,000	1,031,507
MHP Series 2025-MHIL2 Class E, CME Term SOFR 1 month Index + 3.5%, 7.1597% 9/15/2040 (b)(c)(o)	1,675,000	1,679,550
MHP Series 2025-MHIL2 Class F, CME Term SOFR 1 month Index + 4.25%, 7.9097% 9/15/2040 (b)(c)(o)	1,430,000	1,435,566
MIRA Trust Series 2023-MILE Class B, 7.2026% 6/10/2038 (o)	490,000	500,598
Morgan Stanley Bank Amer Trust Series 2025-C35 Class C, 6.349% 8/15/2058	514,000	542,971
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class F, 4.3446% 11/15/2045 (b)(o)	378,000	52,935
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013 Class C, 4.1591% 2/15/2046 (b)	22,376	20,920
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 Class D, 4.7459% 10/15/2046 (b)(o)	713,000	663,097
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class D, 3.7927% 5/15/2046 (b)(o)	644,000	599,222
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class C, 3.9693% 9/15/2049 (b)	151,000	140,533
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class C, 4.2441% 11/15/2049 (b)	343,000	319,353
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class C, 4.2605% 12/15/2049 (b)	236,000	227,491
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33 Class D, 3.356% 5/15/2050 (o)	520,000	467,866
Morgan Stanley Cap I Tr 2020-L4 Series 2020-L4 Class C, 3.536% 2/15/2053	115,000	104,376
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.2113% 6/15/2044 (b)(o)	263,635	261,051
Morgan Stanley Capital I Trust Series 2011-C2 Class XB, 0.494% 6/15/2044 (b)(o)(s)	1,332,115	5,058
Morgan Stanley Capital I Trust Series 2011-C3 Class E, 4.94% 7/15/2049 (b)(o)	154,335	152,970
Morgan Stanley Capital I Trust Series 2011-C3 Class F, 4.94% 7/15/2049 (b)(j)(o)	182,000	177,444
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 4.94% 7/15/2049 (b)(o)	616,400	596,082
Morgan Stanley Capital I Trust Series 2014-150E Class C, 4.295% 9/9/2032 (b)(o)	238,000	201,126
Morgan Stanley Capital I Trust Series 2014-150E Class F, 4.295% 9/9/2032 (b)(j)(o)	401,000	248,649
Morgan Stanley Capital I Trust Series 2015-MS1 Class B, 4.0280% 5/15/2048 (b)	143,562	138,092
Morgan Stanley Capital I Trust Series 2015-MS1 Class C, 4.0280% 5/15/2048 (b)	662,000	595,734
Morgan Stanley Capital I Trust Series 2015-MS1 Class D, 4.0280% 5/15/2048 (b)(o)	258,000	210,244
Morgan Stanley Capital I Trust Series 2016-BNK2 Class C, 3.8794% 11/15/2049 (b)	683,000	592,012
Morgan Stanley Capital I Trust Series 2016-BNK2 Class D, 3% 11/15/2049 (j)(o)	798,000	579,971
Morgan Stanley Capital I Trust Series 2017-H1 Class AS, 3.773% 6/15/2050	633,000	623,906
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	1,123,000	1,064,650
Morgan Stanley Capital I Trust Series 2017-H1 Class D, 2.546% 6/15/2050 (o)	1,912,000	1,656,623
Morgan Stanley Capital I Trust Series 2017-HR2 Class D, 2.73% 12/15/2050	1,159,000	1,060,440
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	4,779,000	4,811,281
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 4.7245% 12/15/2036 (b)(c)(o)	5,100,000	3,909,609
Morgan Stanley Capital I Trust Series 2020-CNP Class D, 2.4276% 4/5/2042 (b)(o)	252,000	203,481
Morgan Stanley Capital I Trust Series 2020-HR8 Class D, 2.5% 7/15/2053 (o)	420,000	334,516
Morgan Stanley Capital I Trust Series 2021-L5 Class A4, 2.728% 5/15/2054	1,892,000	1,748,614
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (o)	798,022	845,757
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (b)(o)	964,000	934,402
Morgan Stanley Capital I Trust Series 2024-NSTB Class C, 4.1913% 9/24/2057 (b)(o)	1,040,000	1,004,797
MSJP Series 2015-HAUL Class E, 4.851% 9/5/2047 (b)(o)	170,000	149,329
MSWF Commercial Mortgage Trust Series 2023-1 Class A5, 5.752% 5/15/2056	919,000	987,221
MSWF Commercial Mortgage Trust Series 2023-1 Class C, 6.6828% 5/15/2056 (b)	613,000	651,776
MSWF Commercial Mortgage Trust Series 2023-2 Class B, 6.8763% 12/15/2056 (b)	637,000	701,969
MSWF Commercial Mortgage Trust Series 2023-2 Class C, 7.0183% 12/15/2056 (b)	496,000	542,436
MSWF Commercial Mortgage Trust Series 2023-2 Class D, 4% 12/15/2056 (o)	208,000	171,663
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class E, 4.1346% 5/15/2039 (b)(o)	753,000	709,224
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class F, 4.1346% 5/15/2039 (b)(o)	768,000	698,524
NCMF Trust Series 2025-MFS Class F, 8.437% 6/10/2033 (b)(o)	1,042,000	1,062,265
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.7033% 11/5/2041 (b)(o)	3,976,000	4,053,202
NYC Commercial Mortgage Trust Series 2025-77C Class E, 6.2628% 1/10/2036 (b)(o)	2,300,000	2,333,295
NYT Mortgage Trust Series 2019-NYT Class F, CME Term SOFR 1 month Index + 3.297%, 6.957% 12/15/2035 (b)(c)(o)	775,000	691,866
PKHL Commercial Mortgage Trust Series 2021-MF Class F, CME Term SOFR 1 month Index + 3.4645%, 7.1245% 7/15/2038 (b)(c)(j)(o)	553,000	150,996
PKHL Commercial Mortgage Trust Series 2021-MF Class NR, CME Term SOFR 1 month Index + 6.1145%, 9.7745% 7/15/2038 (b)(c)(o)	157,000	19,129
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 3/15/2043 (b)(c)(o)	27,489,000	27,489,000
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.1% 3/15/2043 (b)(c)(o)	3,517,000	3,519,202
Plym Commercial Mortgage Trust Series 2026-IND Class C, CME Term SOFR 1 month Index + 1.65%, 5.3% 3/15/2043 (b)(c)(o)	3,904,000	3,906,440
Plym Commercial Mortgage Trust Series 2026-IND Class D, CME Term SOFR 1 month Index + 2.15%, 5.8% 3/15/2043 (b)(c)(o)	1,970,000	1,969,133
Prima Capital CRE Securitization Ltd Series 2019-7A Class D, 4.25% 12/25/2050 (o)	862,000	828,304
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (o)	3,641,000	3,151,286
PRM Trust Series 2025-PRM6 Class E, 6.5831% 7/5/2033 (b)(o)	707,000	712,462
PRM Trust Series 2025-PRM6 Class F, 7.0585% 7/5/2033 (b)(o)	1,591,000	1,590,240
PRM5 Trust Series 2025-PRM5 Class E, 7.0967% 3/10/2033 (b)(o)	2,150,000	2,163,527
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (o)	51,815	52,916
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (o)	1,933,000	2,068,999
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 4.9097% 8/15/2042 (b)(c)(o)	3,200,000	3,207,982
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 7.8481% 11/15/2034 (b)(c)(o)	998,900	998,900
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 8.8467% 11/15/2034 (b)(c)(o)	832,300	829,557
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.7276% 3/15/2037 (b)(o)	1,326,000	1,200,526
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.2597% 10/15/2041 (b)(c)(o)	1,860,000	1,877,077
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 8.1097% 10/15/2041 (b)(c)(o)	656,000	661,053
SMRT Trust Series 2022-MINI Class E, CME Term SOFR 1 month Index + 2.7%, 6.36% 1/15/2039 (b)(c)(o)	3,466,000	3,461,668
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 7.01% 1/15/2039 (b)(c)(o)	1,322,000	1,320,390
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.5049% 11/15/2038 (b)(c)(o)	15,232,523	15,227,763
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 4.8539% 11/15/2038 (b)(c)(o)	11,006,439	11,003,000
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.1031% 11/15/2038 (b)(c)(o)	4,770,492	4,769,001
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 5.3523% 11/15/2038 (b)(c)(o)	3,134,751	3,135,919
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 6.7479% 11/15/2038 (b)(c)(o)	2,688,487	2,686,969
SREIT Trust Series 2021-MFP2 Class G, CME Term SOFR 1 month Index + 3.082%, 6.742% 11/15/2036 (b)(c)(o)	615,000	614,617
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 7.69% 11/15/2036 (b)(c)(o)	1,795,000	1,791,676
SREIT Trust Series 2021-PALM Class G, CME Term SOFR 1 month Index + 3.7306%, 7.3906% 10/15/2034 (b)(c)(o)	1,131,000	1,132,166
STWD Trust Series 2021-LIH Class E, CME Term SOFR 1 month Index + 3.0175%, 6.677% 11/15/2036 (b)(c)(o)	1,281,000	1,276,214
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.325% 11/15/2036 (b)(c)(o)	1,380,000	1,373,125
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 7.974% 11/15/2036 (b)(c)(o)	294,000	291,643
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.8925% 2/12/2041 (b)(o)	104,000	77,784
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 7.8986% 2/15/2042 (b)(c)(o)	3,876,000	3,841,049
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.9026% 12/15/2039 (b)(c)(o)	15,882,000	15,901,865
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2521% 12/15/2039 (b)(c)(o)	3,451,000	3,459,628
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.6515% 12/15/2039 (b)(c)(o)	2,544,000	2,556,724
Tricon Residential Trust Series 2022-SFR2 Class E, 7.507% 7/17/2040 (o)	1,407,000	1,424,688
UBS Commercial Mortgage Trust Series 2012-C1 Class E, 5% 5/10/2045 (b)(o)	243,650	231,468
UBS Commercial Mortgage Trust Series 2012-C1 Class F, 5% 5/10/2045 (b)(j)(o)	418,000	124,687
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9635% 12/15/2050 (b)(s)	22,376,947	318,986
UBS Commercial Mortgage Trust Series 2018-C8 Class C, 4.6817% 2/15/2051 (b)	189,000	174,350
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	1,300,000	1,291,118
VASA Trust Series 2021-VASA Class B, CME Term SOFR 1 month Index + 1.3645%, 5.0245% 7/15/2039 (b)(c)(o)	577,000	559,402
VASA Trust Series 2021-VASA Class F, CME Term SOFR 1 month Index + 4.0145%, 7.6745% 7/15/2039 (b)(c)(o)	767,000	656,792
VASA Trust Series 2021-VASA Class G, CME Term SOFR 1 month Index + 5.1145%, 8.7745% 7/15/2039 (b)(c)(j)(o)	168,000	120,340
VDCM Commercial Mortgage Trust Series 2025-AZ Class C, 6.0329% 7/13/2044 (b)(o)	1,095,000	1,123,168
VDCM Commercial Mortgage Trust Series 2025-AZ Class D, 6.4337% 7/13/2044 (b)(o)	765,000	785,947
VDCM Commercial Mortgage Trust Series 2025-AZ Class E, 7.9314% 7/13/2044 (b)(o)	540,000	561,950
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (o)	12,891,000	11,199,392
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (o)	800,000	665,037
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/2042 (b)(o)	19,300,000	326,795
VTR Commercial Mortgage Trust Series 2025-STEM Class C, 6.0567% 10/13/2039 (b)(o)	375,000	376,674
VTR Commercial Mortgage Trust Series 2025-STEM Class D, 6.7089% 10/13/2039 (b)(o)	1,080,000	1,083,056
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class C, 3.071% 8/15/2049	254,000	180,085
Wells Fargo Commercial Mortgage Trust Series 2016-C34 Class XA, 1.9941% 6/15/2049 (b)(s)	3,970,011	858
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class C, 4.311% 12/15/2059 (b)	328,000	320,577
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class C, 4.3425% 11/15/2049 (b)	745,000	723,539
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	576,028	574,175
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	1,137,349	1,132,981
Wells Fargo Commercial Mortgage Trust Series 2018-C43 Class C, 4.514% 3/15/2051	228,000	213,482
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class D, 3% 5/15/2051 (o)	712,000	525,586
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9038% 8/15/2051 (b)(s)	22,198,882	327,620
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class C, 4.866% 3/15/2052 (b)	1,633,000	1,577,297
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	2,111,778	2,061,315
Wells Fargo Commercial Mortgage Trust Series 2020-C57 Class D, 2.5% 8/15/2053 (o)	581,000	472,963
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class A4, 2.342% 8/15/2054	1,195,000	1,086,041
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class D, 2.5% 8/15/2054 (o)	495,000	388,090
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A4, 2.658% 11/15/2054	619,000	566,099
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 4.9745% 5/15/2031 (b)(c)(o)	8,949,000	8,944,872
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class D, CME Term SOFR 1 month Index + 2.9645%, 6.6245% 2/15/2040 (b)(c)(o)	173,600	173,165
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class E, CME Term SOFR 1 month Index + 4.1145%, 7.7745% 2/15/2040 (b)(c)(o)	124,000	123,700
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class E, 7.8268% 7/15/2035 (b)(o)	1,564,000	1,588,520
Wells Fargo Commercial Mortgage Trust Series 2024-5C2 Class C, 6.3328% 11/15/2057 (b)	1,323,000	1,364,966
Wells Fargo Commercial Mortgage Trust Series 2025-5C7 Class C, 5.798% 12/15/2058	405,000	407,767
Wells Fargo Commercial Mortgage Trust Series 2025-C65 Class C, 6.014% 10/15/2058 (b)	1,205,000	1,219,711
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (b)(o)	9,402,000	9,491,603
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class D, 6.0497% 3/15/2044 (b)(o)	241,191	86,829
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class D, 4.9965% 6/15/2044 (b)(o)	155,871	153,252
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class E, 4.9965% 6/15/2044 (b)(o)	183,000	174,930
WF-RBS Commercial Mortgage Trust Series 2011-C4I Class G, 5% 6/15/2044 (b)(j)	203,000	64,264
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class D, 4.0678% 3/15/2045 (b)(o)	405,281	364,745
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.0678% 3/15/2045 (b)(j)(o)	976,128	693,031
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class D, 3.9683% 5/15/2045 (b)(o)	240,409	225,075
WFCM Series 2022-C62 Class A4, 4% 4/15/2055	827,000	802,780
WFCM Series 2022-C62 Class C, 4.3448% 4/15/2055 (b)	1,077,000	931,552
WHARF Series 2025-DC Class E, 7.9816% 7/15/2040 (b)(o)	873,000	897,893
Worldwide Plaza Trust Series 2017-WWP Class E, 3.5955% 11/10/2036 (b)(o)	198,000	2,009
Worldwide Plaza Trust Series 2017-WWP Class F, 3.5955% 11/10/2036 (b)(o)	1,082,000	5,561
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/2035 (b)(o)	289,000	144,500
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/2035 (b)(j)(o)	755,000	166,100
TOTAL UNITED STATES		1,200,020,657
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,219,306,923)		1,201,212,458

Common Stocks - 0.2%
	Shares	Value ($)
BRAZIL - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Azul SA ADR (j)	52,934	886,645
Azul SA ADR	1,285,425	392,825

TOTAL BRAZIL		1,279,470
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (j)	148,968	2,707,197
Altice France Holding SA rights (j)(o)(u)	2,350	26,434

TOTAL FRANCE		2,733,631
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
New Cineworld Ltd (j)(u)	64,448	1,287,671
LUXEMBOURG - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Klockner Pentaplast of America Inc (j)	161,271	2
UNITED STATES - 0.2%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (j)(u)	2,287	430
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Old Claimco LLC (j)(u)	40,185	492,266
Specialty Retail - 0.0%
White Iris LLC (j)	8,239	124,162
TOTAL CONSUMER DISCRETIONARY		616,428
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
JP Intermediate B LLC (j)(w)	8,227	31,838
Energy - 0.2%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd (j)(u)	55,600	1
Oil, Gas & Consumable Fuels - 0.2%
California Resources Corp	38,582	2,270,165
EP Energy Corp (j)(u)	3,729	6,078
Expand Energy Corp	45,652	4,926,764
Expand Energy Corp (v)	351	37,880
Exxon Mobil Corp	12,988	1,980,670
Mesquite Energy Inc (j)(u)	159,701	13,646,441
New Fortress Energy Inc	30,121	32,832
		22,900,830
TOTAL ENERGY		22,900,831
Financials - 0.0%
Financial Services - 0.0%
ACNR Holdings Inc (j)	17,611	2,416,229
Carnelian Point Holdings LP warrants 6/30/2027 (j)(u)	1,272	3,714
Limetree Bay Cayman Ltd (j)(u)	464	0
TOTAL FINANCIALS		2,419,943
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (j)(u)	132,794	1,120,782
Cano Health LLC warrants 6/28/2029 (j)(u)	7,062	9,816
ModivCare Inc (j)	45,853	257,923
TOTAL HEALTH CARE		1,388,521
Information Technology - 0.0%
IT Services - 0.0%
GTT Communications Inc (j)(u)	40,553	1,594,138
TOTAL UNITED STATES		28,952,129
TOTAL COMMON STOCKS (Cost $18,103,688)		34,252,903

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 2.75% 12/15/2030 (o)	1,320,000	1,390,620
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 3.125% 3/15/2030	1,730,000	1,156,505
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (b)	2,391,498	8,447,967
Financials - 0.0%
Financial Services - 0.0%
Redfin Corp 0.5% 4/1/2027	4,862,000	4,643,210
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	621,000	1,080,230
ON Semiconductor Corp 0% 5/1/2027 (q)	1,103,000	1,485,190
Wolfspeed Inc 2.5% 6/15/2031	465,000	786,140
Wolfspeed Inc 2.5% 6/15/2031 (o)	129,000	218,090
		3,569,650
Software - 0.1%
Riot Platforms Inc 0.75% 1/15/2030	2,305,000	3,126,733
Terawulf Inc 0% 5/1/2032 (o)(q)	1,916,000	2,101,085
		5,227,818
TOTAL INFORMATION TECHNOLOGY		8,797,468
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	1,770,000	1,891,776
TOTAL UNITED STATES		23,780,421
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $18,038,081)		26,327,546

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Whirlpool Corp Series A, 8.5%	34,711	1,704,657
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (j)	80,261	2,261,755
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp CME Term SOFR 3 month Index + 4.993%, 0% (b)(c)	37,320	945,316
Dynex Capital Inc Series C, CME Term SOFR 3 month Index + 5.7226%, 9.9787% (b)(c)	11,400	295,260
		1,240,576
TOTAL FINANCIALS		3,502,331
Information Technology - 0.0%
Software - 0.0%
Oracle Corp Series D 6.5%	44,949	2,061,811
Real Estate - 0.0%
Hotel & Resort REITs - 0.0%
RLJ Lodging Trust Series A,1.95%	11,325	286,522
TOTAL UNITED STATES		7,555,321
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,225,068)		7,555,321

Foreign Government and Government Agency Obligations - 1.2%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Angola Republic 8.25% 5/9/2028 (o)		945,000	952,974
Angola Republic 8.75% 4/14/2032 (o)		720,000	706,361
Angola Republic 9.244% 1/15/2031 (o)		325,000	329,888
Angola Republic 9.375% 5/8/2048 (o)		735,000	662,419
Angola Republic 9.875% 10/15/2035 (o)		345,000	351,270
TOTAL ANGOLA			3,002,912
ARGENTINA - 0.2%
Argentine Republic 0.75% 7/9/2030 (n)		7,657,686	6,482,563
Argentine Republic 1% 7/9/2029		1,275,345	1,125,097
Argentine Republic 3.5% 7/9/2041 (n)		1,920,000	1,341,187
Argentine Republic 4.125% 7/9/2035 (n)		7,928,814	5,963,459
Argentine Republic 5% 1/9/2038 (n)		4,159,773	3,270,226
TOTAL ARGENTINA			18,182,532
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (o)		520,000	479,050
Republic of Armenia 6.75% 3/12/2035 (o)		1,145,000	1,212,990
TOTAL ARMENIA			1,692,040
BAHAMAS (NASSAU) - 0.0%
Commonwealth of the Bahamas 8.25% 6/24/2036 (o)		870,000	973,643
BAHRAIN - 0.0%
Bahrain Kingdom 5.625% 5/18/2034 (o)		310,000	292,730
Bahrain Kingdom 5.875% 2/6/2034 (o)		460,000	457,700
Bahrain Kingdom 6.625% 10/6/2037 (o)		345,000	336,373
Bahrain Kingdom 7.1% 2/3/2038 (o)		670,000	672,680
Bahrain Kingdom 7.5% 2/12/2036 (o)		365,000	384,710
TOTAL BAHRAIN			2,144,193
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (o)		1,400,000	1,467,913
Republic of Benin 8.375% 1/23/2041 (o)		220,000	233,871
TOTAL BENIN			1,701,784
BERMUDA - 0.0%
Republic of Bermuda 2.375% 8/20/2030 (o)		280,000	256,988
Republic of Bermuda 3.375% 8/20/2050 (o)		230,000	162,509
Republic of Bermuda 3.717% 1/25/2027 (o)		1,185,000	1,181,297
Republic of Bermuda 4.75% 2/15/2029 (o)		520,000	527,467
Republic of Bermuda 5% 7/15/2032 (o)		390,000	398,219
TOTAL BERMUDA			2,526,480
BRAZIL - 0.0%
Federative Republic of Brazil 3.875% 6/12/2030		1,535,000	1,479,740
Federative Republic of Brazil 5.625% 2/21/2047		735,000	640,501
Federative Republic of Brazil 6% 10/20/2033		595,000	608,239
Federative Republic of Brazil 6.25% 5/22/2036		665,000	671,318
Federative Republic of Brazil 6.625% 3/15/2035		510,000	535,499
Federative Republic of Brazil 7.125% 1/20/2037		840,000	932,862
Federative Republic of Brazil 7.250% 1/12/2056		680,000	690,880
Federative Republic of Brazil 8.25% 1/20/2034		1,976,000	2,305,004
TOTAL BRAZIL			7,864,043
CANADA - 0.0%
Canadian Government 1.5% 12/1/2031	CAD	835,000	569,939
Canadian Government 2% 6/1/2032	CAD	360,000	251,100
Canadian Government 2.75% 6/1/2033	CAD	1,250,000	905,129
Canadian Government 3% 6/1/2034	CAD	620,000	454,075
TOTAL CANADA			2,180,243
CHILE - 0.0%
Chilean Republic 2.45% 1/31/2031		2,145,000	1,975,545
Chilean Republic 2.75% 1/31/2027		425,000	419,475
Chilean Republic 3.1% 1/22/2061		1,525,000	986,370
Chilean Republic 3.25% 9/21/2071		250,000	161,325
Chilean Republic 3.5% 1/31/2034		280,000	261,240
Chilean Republic 4% 1/31/2052		245,000	199,981
Chilean Republic 4.34% 3/7/2042		360,000	328,590
Chilean Republic 5.33% 1/5/2054		905,000	900,249
TOTAL CHILE			5,232,775
COLOMBIA - 0.1%
Colombian Republic 3% 1/30/2030		1,800,000	1,619,640
Colombian Republic 3.125% 4/15/2031		785,000	681,184
Colombian Republic 3.25% 4/22/2032		400,000	338,200
Colombian Republic 4.125% 5/15/2051		325,000	204,197
Colombian Republic 5% 6/15/2045		1,045,000	770,688
Colombian Republic 5.2% 5/15/2049		900,000	663,750
Colombian Republic 5.375% 1/21/2029		695,000	693,610
Colombian Republic 6.125% 1/18/2041		60,000	53,279
Colombian Republic 6.125% 1/21/2031		250,000	249,375
Colombian Republic 6.5% 1/21/2033		405,000	402,570
Colombian Republic 7.375% 4/25/2030		470,000	493,688
Colombian Republic 7.375% 9/18/2037		205,000	208,815
Colombian Republic 7.5% 2/2/2034		395,000	410,208
Colombian Republic 8% 11/14/2035		3,758,000	4,010,726
Colombian Republic 8% 4/20/2033		730,000	781,465
Colombian Republic 8.5% 4/25/2035		530,000	581,808
Colombian Republic 8.75% 11/14/2053		540,000	593,082
TOTAL COLOMBIA			12,756,285
COSTA RICA - 0.0%
Republic of Costa Rica 5.625% 4/30/2043 (o)		485,000	474,471
Republic of Costa Rica 6.125% 2/19/2031 (o)		265,000	278,118
Republic of Costa Rica 6.55% 4/3/2034 (o)		220,000	238,864
Republic of Costa Rica 7.3% 11/13/2054 (o)		560,000	639,683
TOTAL COSTA RICA			1,631,136
COTE D'IVOIRE - 0.0%
Cote d'Ivoire Treasury Bill 6.125% 6/15/2033 (o)		1,680,000	1,664,040
Cote d'Ivoire Treasury Bill 6.375% 3/3/2028 (o)		954,000	964,914
Cote d'Ivoire Treasury Bill 6.75% 2/25/2041 (o)		640,000	610,560
Cote d'Ivoire Treasury Bill 8.075% 4/1/2036 (o)		535,000	576,805
TOTAL COTE D'IVOIRE			3,816,319
DOMINICAN REPUBLIC - 0.0%
Dominican Republic 4.5% 1/30/2030 (o)		710,000	694,380
Dominican Republic 4.875% 9/23/2032 (o)		2,145,000	2,059,200
Dominican Republic 5.75% 3/17/2034 (o)		395,000	394,209
Dominican Republic 5.95% 1/25/2027 (o)		1,164,000	1,175,961
Dominican Republic 6% 7/19/2028 (o)		549,000	564,372
Dominican Republic 6.5% 2/15/2048 (o)		300,000	302,456
Dominican Republic 6.6% 6/1/2036 (o)		419,000	440,788
Dominican Republic 6.85% 1/27/2045 (o)		1,012,000	1,057,540
Dominican Republic 7.05% 2/3/2031 (o)		795,000	853,631
Dominican Republic 7.15% 2/24/2055 (o)		705,000	764,220
Dominican Republic 7.45% 4/30/2044 (o)		401,000	445,511
TOTAL DOMINICAN REPUBLIC			8,752,268
ECUADOR - 0.0%
Republic of Ecuador 6.9% 7/31/2030 (n)(o)		1,598,838	1,578,740
Republic of Ecuador 6.9% 7/31/2035 (n)(o)		1,615,000	1,465,366
Republic of Ecuador 8.75% 1/29/2034 (o)		815,000	822,335
Republic of Ecuador 9.25% 1/29/2039 (o)		315,000	320,355
TOTAL ECUADOR			4,186,796
EGYPT - 0.0%
Arab Republic of Egypt 7.0529% 1/15/2032 (o)		25,000	25,163
Arab Republic of Egypt 7.5% 1/31/2027 (o)		1,403,000	1,427,987
Arab Republic of Egypt 7.5% 2/16/2061 (o)		1,435,000	1,219,750
Arab Republic of Egypt 7.6003% 3/1/2029 (o)		560,000	587,126
Arab Republic of Egypt 7.625% 5/29/2032 (o)		700,000	717,675
Arab Republic of Egypt 7.903% 2/21/2048 (o)		684,000	616,968
Arab Republic of Egypt 8.5% 1/31/2047 (o)		904,000	863,320
Arab Republic of Egypt 8.7002% 3/1/2049 (o)		1,105,000	1,073,574
Egyptian Financial Co for Sovereign Taskeek/The 7.95% 10/7/2032 (o)		340,000	355,970
TOTAL EGYPT			6,887,533
EL SALVADOR - 0.0%
El Salvador Republic 0.25% 4/17/2030 (o)		540,000	19,035
El Salvador Republic 7.1246% 1/20/2050 (o)		405,000	366,829
El Salvador Republic 7.625% 2/1/2041 (o)		120,000	119,949
El Salvador Republic 7.65% 6/15/2035 (o)		415,000	428,280
El Salvador Republic 9.25% 4/17/2030 (o)		540,000	584,550
El Salvador Republic 9.65% 11/21/2054 (o)		320,000	363,644
TOTAL EL SALVADOR			1,882,287
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (o)		360,000	297,562
Gabonese Republic 7% 11/24/2031 (o)		300,000	244,764
TOTAL GABON			542,326
GERMANY - 0.0%
German Federal Republic 3.25% 7/4/2042 (p)	EUR	2,271,000	2,745,116
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (o)(q)		35,085	30,261
Ghana Republic 0% 7/3/2026 (o)(q)		14,680	14,441
Ghana Republic 5% 7/3/2029 (n)(o)		445,436	436,078
Ghana Republic 5% 7/3/2035 (n)(o)		573,580	518,982
TOTAL GHANA			999,762
GUATEMALA - 0.0%
Republic of Guatemala 4.875% 2/13/2028 (o)		385,000	388,080
Republic of Guatemala 4.9% 6/1/2030 (o)		325,000	326,422
Republic of Guatemala 6.125% 6/1/2050 (o)		565,000	566,469
Republic of Guatemala 6.25% 8/15/2036 (o)		870,000	921,929
Republic of Guatemala 6.6% 6/13/2036 (o)		535,000	580,809
Republic of Guatemala 6.875% 8/15/2055 (o)		530,000	578,675
TOTAL GUATEMALA			3,362,384
HUNGARY - 0.0%
Hungary Government 2.125% 9/22/2031 (o)		285,000	249,090
Hungary Government 3.125% 9/21/2051 (o)		605,000	383,277
Hungary Government 5.25% 6/16/2029 (o)		610,000	624,460
Hungary Government 5.5% 6/16/2034 (o)		1,025,000	1,050,625
Hungary Government 6.125% 5/22/2028 (o)		385,000	400,159
Hungary Government 6.25% 9/22/2032 (o)		385,000	413,532
Hungary Government 6.75% 9/23/2055 (o)		705,000	754,350
Hungary Government 6.75% 9/25/2052 (o)		270,000	294,003
TOTAL HUNGARY			4,169,496
INDONESIA - 0.2%
Indonesia Government 3.2% 9/23/2061		645,000	407,318
Indonesia Government 3.5% 2/14/2050		730,000	528,885
Indonesia Government 3.85% 10/15/2030		460,000	453,146
Indonesia Government 4.1% 4/24/2028		705,000	708,701
Indonesia Government 4.2% 10/15/2050		24,000,000	19,590,000
Indonesia Government 4.35% 1/11/2048		655,000	561,990
Indonesia Government 5.95% 1/8/2046 (o)		560,000	592,725
Indonesia Government 6.75% 1/15/2044 (o)		380,000	436,335
Indonesia Government 7.75% 1/17/2038 (o)		1,897,000	2,354,651
Indonesia Government 8.5% 10/12/2035 (o)		1,910,000	2,420,448
TOTAL INDONESIA			28,054,199
ISRAEL - 0.0%
Israel Government 3.375% 1/15/2050		1,090,000	748,919
Israel Government 5% 1/13/2036		845,000	841,781
Israel Government 5.75% 3/12/2054		600,000	586,462
Israel Government 5.875% 1/13/2056		860,000	854,410
TOTAL ISRAEL			3,031,572
JAMAICA - 0.0%
Jamaican Government 7.875% 7/28/2045		250,000	302,124
JAPAN - 0.0%
Japan Government 0.1% 9/20/2028	JPY	713,500,000	4,434,423
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (o)		155,000	153,140
Jordan Government 7.5% 1/13/2029 (o)		750,000	786,330
Jordan Government 7.75% 1/15/2028 (o)		445,000	465,025
TOTAL JORDAN			1,404,495
KENYA - 0.0%
Republic of Kenya 6.3% 1/23/2034 (o)		470,000	422,683
Republic of Kenya 7.875% 2/26/2034 (o)		280,000	275,800
Republic of Kenya 8.7% 2/26/2039 (o)		325,000	317,229
Republic of Kenya 8.8% 10/9/2038 (o)		315,000	311,693
Republic of Kenya 9.5% 3/5/2036 (o)		200,000	210,149
Republic of Kenya 9.75% 2/16/2031 (o)		660,000	722,700
TOTAL KENYA			2,260,254
LEBANON - 0.0%
Lebanon Republic 5.8% (i)(p)		1,113,000	324,440
Lebanon Republic 6.375% (i)(p)		482,000	140,503
Lebanon Republic 8.25% (i)(p)		1,060,000	311,110
TOTAL LEBANON			776,053
MEXICO - 0.1%
United Mexican States 2.659% 5/24/2031		665,000	599,165
United Mexican States 3.25% 4/16/2030		1,145,000	1,089,897
United Mexican States 3.5% 2/12/2034		1,095,000	958,673
United Mexican States 3.75% 1/11/2028		820,000	814,363
United Mexican States 3.75% 4/19/2071		1,230,000	740,460
United Mexican States 3.771% 5/24/2061		840,000	525,840
United Mexican States 4.5% 4/22/2029		485,000	488,139
United Mexican States 4.875% 5/19/2033		560,000	544,880
United Mexican States 5.375% 3/22/2033		625,000	627,250
United Mexican States 5.625% 2/9/2034		705,000	712,332
United Mexican States 5.75% 10/12/2110		1,085,000	921,491
United Mexican States 6% 5/7/2036		1,050,000	1,077,563
United Mexican States 6.05% 1/11/2040		980,000	986,282
United Mexican States 6.125% 2/9/2038		500,000	506,625
United Mexican States 6.338% 5/4/2053		540,000	523,773
United Mexican States 6.35% 2/9/2035		780,000	823,290
United Mexican States 6.4% 5/7/2054		390,000	381,185
United Mexican States 6.75% 2/9/2056		585,000	592,868
United Mexican States 6.875% 5/13/2037		460,000	498,180
United Mexican States 7.375% 5/13/2055		930,000	1,018,815
TOTAL MEXICO			14,431,071
MONGOLIA - 0.0%
Mongolia Government 6.625% 2/25/2030 (o)		655,000	680,381
Mongolia Government 7.875% 6/5/2029 (o)		200,000	214,500
TOTAL MONGOLIA			894,881
MONTENEGRO - 0.0%
Republic of Montenegro 7.25% 3/12/2031 (o)		1,890,000	2,024,077
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (o)		870,000	949,170
MULTI-NATIONAL - 0.1%
European Union 3.375% 12/12/2035 (p)	EUR	7,470,000	9,131,156
European Union 3.75% 10/12/2045 (p)	EUR	1,000,000	1,196,857
European Union 4% 4/4/2044 (p)	EUR	2,060,000	2,564,814
TOTAL MULTI-NATIONAL			12,892,827
NIGERIA - 0.0%
Republic of Nigeria 6.125% 9/28/2028 (o)		1,740,000	1,754,147
Republic of Nigeria 6.5% 11/28/2027 (o)		375,000	380,741
Republic of Nigeria 7.143% 2/23/2030 (o)		1,150,000	1,185,581
Republic of Nigeria 7.696% 2/23/2038 (o)		480,000	479,251
Republic of Nigeria 7.875% 2/16/2032 (o)		810,000	848,224
Republic of Nigeria 9.1297% 1/13/2046 (o)		385,000	418,880
TOTAL NIGERIA			5,066,824
OMAN - 0.0%
Oman Sultanate 5.625% 1/17/2028 (o)		1,144,000	1,172,795
Oman Sultanate 6% 8/1/2029 (o)		720,000	756,000
Oman Sultanate 6.25% 1/25/2031 (o)		520,000	557,960
Oman Sultanate 6.5% 3/8/2047 (o)		670,000	724,940
Oman Sultanate 6.75% 1/17/2048 (o)		956,000	1,053,149
Oman Sultanate 7% 1/25/2051 (o)		230,000	262,586
TOTAL OMAN			4,527,430
PAKISTAN - 0.0%
Islamic Republic of Pakistan 6% 4/8/2026 (o)		1,205,000	1,203,795
Islamic Republic of Pakistan 6.875% 12/5/2027 (o)		750,000	755,700
Islamic Republic of Pakistan 7.375% 4/8/2031 (o)		1,165,000	1,150,438
TOTAL PAKISTAN			3,109,933
PANAMA - 0.0%
Panamanian Republic 3.298% 1/19/2033		615,000	551,040
Panamanian Republic 5.227% 2/23/2034		930,000	929,434
Panamanian Republic 5.662% 2/23/2038		1,505,000	1,511,434
Panamanian Republic 6.4% 2/14/2035		370,000	396,176
Panamanian Republic 7.875% 3/1/2057		545,000	657,270
Panamanian Republic 8% 3/1/2038		575,000	685,256
TOTAL PANAMA			4,730,610
PARAGUAY - 0.0%
Republic of Paraguay 2.739% 1/29/2033 (o)		320,000	288,928
Republic of Paraguay 4.95% 4/28/2031 (o)		546,000	556,784
Republic of Paraguay 5.4% 3/30/2050 (o)		330,000	311,520
Republic of Paraguay 6% 2/9/2036 (o)		355,000	381,625
Republic of Paraguay 6.65% 3/4/2055 (o)		325,000	356,525
TOTAL PARAGUAY			1,895,382
PERU - 0.0%
Peruvian Republic 2.783% 1/23/2031		1,300,000	1,206,400
Peruvian Republic 3% 1/15/2034		610,000	536,038
Peruvian Republic 3.3% 3/11/2041		700,000	550,221
TOTAL PERU			2,292,659
PHILIPPINES - 0.0%
Philippine Republic 2.65% 12/10/2045		665,000	444,719
Philippine Republic 2.95% 5/5/2045		270,000	192,239
Philippine Republic 5% 7/17/2033		360,000	370,800
Philippine Republic 5.5% 1/17/2048		320,000	322,000
Philippine Republic 5.6% 5/14/2049		555,000	564,158
Philippine Republic 5.609% 4/13/2033		520,000	553,150
Philippine Republic 5.95% 10/13/2047		830,000	879,275
TOTAL PHILIPPINES			3,326,341
POLAND - 0.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (o)		335,000	350,058
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (o)		925,000	978,188
Republic of Poland 5.5% 3/18/2054		540,000	528,466
Republic of Poland 5.5% 4/4/2053		370,000	361,685
Republic of Poland 5.75% 11/16/2032		725,000	782,094
TOTAL POLAND			3,000,491
QATAR - 0.0%
State of Qatar 4.4% 4/16/2050 (o)		1,880,000	1,685,364
State of Qatar 4.625% 6/2/2046 (o)		1,255,000	1,181,269
State of Qatar 4.817% 3/14/2049 (o)		975,000	934,177
State of Qatar 5.103% 4/23/2048 (o)		2,335,000	2,330,470
State of Qatar 9.75% 6/15/2030 (o)		413,000	508,377
TOTAL QATAR			6,639,657
ROMANIA - 0.1%
Romanian Republic 2.124% 7/16/2031 (p)	EUR	425,000	453,845
Romanian Republic 3% 2/27/2027 (o)		487,000	480,913
Romanian Republic 3.625% 3/27/2032 (o)		652,000	606,360
Romanian Republic 4% 2/14/2051 (o)		715,000	516,566
Romanian Republic 4.625% 3/4/2033 (o)	EUR	1,270,000	1,496,880
Romanian Republic 5.75% 7/4/2036 (o)		1,005,000	1,001,985
Romanian Republic 5.75% 9/16/2030 (o)		704,000	730,970
Romanian Republic 5.875% 7/11/2032 (p)	EUR	1,725,000	2,181,958
Romanian Republic 6% 5/25/2034 (o)		515,000	531,094
Romanian Republic 6.375% 1/30/2034 (p)		840,000	887,162
Romanian Republic 6.375% 9/18/2033 (p)	EUR	535,000	692,432
Romanian Republic 6.625% 2/17/2028 (o)		385,000	401,158
Romanian Republic 7.125% 1/17/2033 (o)		365,000	403,299
Romanian Republic 7.5% 2/10/2037 (o)		1,064,000	1,205,310
TOTAL ROMANIA			11,589,932
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (o)		1,015,000	951,877
SAUDI ARABIA - 0.2%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (o)		1,240,000	1,073,629
Kingdom of Saudi Arabia 3.25% 10/22/2030 (o)		5,890,000	5,647,803
Kingdom of Saudi Arabia 3.45% 2/2/2061 (o)		1,940,000	1,266,820
Kingdom of Saudi Arabia 3.75% 1/21/2055 (o)		975,000	702,914
Kingdom of Saudi Arabia 4.375% 1/12/2031 (o)		495,000	495,682
Kingdom of Saudi Arabia 4.5% 10/26/2046 (o)		1,150,000	989,288
Kingdom of Saudi Arabia 4.5% 4/22/2060 (o)		4,190,000	3,370,934
Kingdom of Saudi Arabia 4.625% 10/4/2047 (o)		850,000	739,713
Kingdom of Saudi Arabia 4.875% 1/12/2036 (o)		515,000	517,060
TOTAL SAUDI ARABIA			14,803,843
SENEGAL - 0.0%
Republic of Senegal 6.25% 5/23/2033 (o)		580,000	357,825
Republic of Senegal 6.75% 3/13/2048 (o)		370,000	208,358
TOTAL SENEGAL			566,183
SERBIA - 0.0%
Republic of Serbia 2.125% 12/1/2030 (o)		1,110,000	986,348
Republic of Serbia 6% 6/12/2034 (o)		385,000	405,372
Republic of Serbia 6.5% 9/26/2033 (o)		725,000	789,332
TOTAL SERBIA			2,181,052
SOUTH AFRICA - 0.0%
South African Republic 4.85% 9/27/2027		480,000	484,080
South African Republic 4.85% 9/30/2029		335,000	336,089
South African Republic 5% 10/12/2046		670,000	522,600
South African Republic 5.65% 9/27/2047		480,000	405,120
South African Republic 5.75% 9/30/2049		1,070,000	900,138
South African Republic 5.875% 4/20/2032		675,000	697,359
South African Republic 6.125% 12/11/2037 (o)		255,000	251,430
South African Republic 7.1% 11/19/2036 (o)		885,000	951,596
South African Republic 7.25% 12/11/2055 (o)		340,000	340,000
TOTAL SOUTH AFRICA			4,888,412
SRI LANKA - 0.0%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (n)(o)		419,911	418,651
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (n)(o)		1,472,695	1,374,301
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (n)(o)		579,179	575,773
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (n)(o)		289,466	288,308
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (n)(o)		162,088	132,426
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (o)		305,357	296,578
TOTAL SRI LANKA			3,086,037
TRINIDAD & TOBAGO - 0.0%
Republic of Trinidad & Tobago 6.5% 1/28/2036 (o)		495,000	500,816
TURKEY - 0.2%
Turkish Republic 4.25% 4/14/2026		1,280,000	1,278,400
Turkish Republic 4.875% 10/9/2026		1,395,000	1,399,374
Turkish Republic 4.875% 4/16/2043		1,675,000	1,274,005
Turkish Republic 5.125% 2/17/2028		370,000	371,502
Turkish Republic 5.25% 3/13/2030		315,000	311,031
Turkish Republic 5.75% 5/11/2047		677,000	553,278
Turkish Republic 5.875% 6/26/2031		365,000	363,175
Turkish Republic 6% 1/14/2041		1,490,000	1,336,813
Turkish Republic 6% 3/25/2027		235,000	238,296
Turkish Republic 6.3% 3/14/2033		410,000	404,978
Turkish Republic 6.625% 2/17/2045		640,000	587,520
Turkish Republic 6.8% 11/4/2036		955,000	955,000
Turkish Republic 6.875% 1/14/2038		860,000	856,560
Turkish Republic 7.125% 7/17/2032		450,000	469,265
Turkish Republic 7.25% 5/29/2032		410,000	430,627
Turkish Republic 7.625% 5/15/2034		620,000	664,020
Turkish Republic 9.125% 7/13/2030		705,000	798,631
Turkish Republic 9.375% 1/19/2033		2,095,000	2,438,580
Turkish Republic 9.375% 3/14/2029		1,725,000	1,919,597
Turkish Republic 9.875% 1/15/2028		1,960,000	2,131,755
TOTAL TURKEY			18,782,407
UKRAINE - 0.0%
Ukraine Government 0% 2/1/2030 (n)(o)		213,481	137,055
Ukraine Government 0% 2/1/2034 (n)(o)		797,754	390,899
Ukraine Government 0% 2/1/2035 (n)(o)		924,158	523,536
Ukraine Government 0% 2/1/2036 (n)(o)		561,797	317,134
Ukraine Government 4% 2/1/2032 (n)(o)		710,200	550,405
Ukraine Government 4.5% 2/1/2029 (n)(o)		768,429	588,232
Ukraine Government 4.5% 2/1/2034 (n)(o)		1,203,417	747,323
Ukraine Government 4.5% 2/1/2035 (n)(o)		927,145	562,777
Ukraine Government 4.5% 2/1/2036 (n)(o)		634,177	380,506
TOTAL UKRAINE			4,197,867
UNITED ARAB EMIRATES - 0.0%
Emirate of Abu Dhabi 3% 9/15/2051 (o)		1,015,000	696,817
Emirate of Abu Dhabi 3.125% 9/30/2049 (o)		3,170,000	2,268,198
Emirate of Abu Dhabi 3.875% 4/16/2050 (o)		1,375,000	1,105,789
Emirate of Abu Dhabi 5.5% 4/30/2054 (o)		730,000	747,338
Emirate of Dubai 3.9% 9/9/2050 (p)		1,800,000	1,351,125
Emirate of Dubai 5.25% 1/30/2043 (p)		560,000	560,874
TOTAL UNITED ARAB EMIRATES			6,730,141
URUGUAY - 0.0%
Uruguay Republic 5.1% 6/18/2050		1,230,000	1,182,030
Uruguay Republic 5.75% 10/28/2034		555,000	596,237
TOTAL URUGUAY			1,778,267
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.7% 11/25/2030 (o)		395,000	372,224
VENEZUELA - 0.0%
Venezuela Republic 11.95% (i)(p)		938,300	428,803
Venezuela Republic 12.75% (i)(p)		199,600	92,415
Venezuela Republic 9.25% (i)		4,549,000	2,024,305
TOTAL VENEZUELA			2,545,523
ZAMBIA - 0.0%
Republic of Zambia 0.5% 12/31/2053 (o)		1,053,368	770,602
Republic of Zambia 5.75% 6/30/2033 (n)(o)		96,488	93,834
TOTAL ZAMBIA			864,436
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $270,638,172)			277,115,843

Non-Convertible Corporate Bonds - 21.6%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Azule Energy Finance Plc 8.25% 1/22/2031 (o)		530,000	534,315
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tecpetrol SA 7.625% 1/22/2033 (o)		475,000	488,210
Tecpetrol SA 7.625% 11/3/2030 (o)		510,000	517,560
YPF SA 8.25% 1/17/2034 (o)		475,000	489,155

TOTAL ARGENTINA			1,494,925
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Australia & New Zealand Banking Group Ltd 5.1454% 8/18/2036 (b)(p)	GBP	1,700,000	2,311,487
Commonwealth Bank of Australia 2.688% 3/11/2031 (o)		920,000	850,767
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(o)		5,339,000	5,203,212
Commonwealth Bank of Australia 3.788% 8/26/2037 (b)(p)	EUR	1,500,000	1,782,804
National Australia Bank Ltd 3.612% 1/22/2036 (b)(p)	EUR	1,300,000	1,544,540
Westpac Banking Corp 4.11% 7/24/2034 (b)		7,550,000	7,485,082
			19,177,892
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (p)	EUR	490,000	550,182
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (b)(p)	GBP	1,495,000	1,919,077
TOTAL FINANCIALS			21,647,151
Materials - 0.0%
Metals & Mining - 0.0%
Mineral Resources Ltd 7% 4/1/2031 (o)		595,000	625,946
Mineral Resources Ltd 8% 11/1/2027 (o)		1,655,000	1,691,353
Mineral Resources Ltd 8.5% 5/1/2030 (o)		1,500,000	1,551,775
Mineral Resources Ltd 9.25% 10/1/2028 (o)		770,000	806,461
TOTAL MATERIALS			4,675,535
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	1,750,000	1,293,459
TOTAL AUSTRALIA			27,616,145
AUSTRIA - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Mondi Finance PLC 3.375% 5/23/2031 (p)	EUR	570,000	675,132
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Supernova Invest GmbH 5% 6/24/2030 (p)	EUR	425,000	520,719
TOTAL AUSTRIA			1,195,851
AZERBAIJAN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (o)		1,554,000	1,556,720
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (p)		400,000	432,136

TOTAL AZERBAIJAN			1,988,856
BAHRAIN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Bapco Energies BSC Closed 7.5% 10/25/2027 (o)		903,000	927,038
Bapco Energies BSC Closed 8.375% 11/7/2028 (o)		475,000	505,343

TOTAL BAHRAIN			1,432,381
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (o)		1,800,000	1,453,500
BELGIUM - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (p)	EUR	1,700,000	2,091,946
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Fluxys SA 4% 11/28/2030 (p)	EUR	2,100,000	2,549,094
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Shurgard Luxembourg Sarl 4% 5/27/2035 (p)	EUR	1,000,000	1,194,316
TOTAL BELGIUM			5,835,356
BRAZIL - 0.1%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc 4.9% 1/15/2033		695,000	692,219
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Minerva Luxembourg SA 4.375% 3/18/2031 (o)		345,000	320,578
Minerva Luxembourg SA 8.875% 9/13/2033 (o)		950,000	1,037,695
NBM US Holdings Inc 6.625% 8/6/2029 (o)		1,065,000	1,076,097
			2,434,370
Food Products - 0.0%
Marb Bondco PLC 3.95% 1/29/2031 (o)		1,510,000	1,374,478
TOTAL CONSUMER STAPLES			3,808,848
Energy - 0.0%
Energy Equipment & Services - 0.0%
Guara Norte Sarl 5.198% 6/15/2034 (o)		696,134	682,130
Yinson Boronia Production BV 8.947% 7/31/2042 (o)		1,185,181	1,303,569
			1,985,699
Oil, Gas & Consumable Fuels - 0.0%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (o)		1,327,537	1,140,852
PRIO Luxembourg Holding Sarl 6.75% 10/15/2030 (o)		845,000	830,445
			1,971,297
TOTAL ENERGY			3,956,996
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% (i)(o)		4,715,000	884,063
Marine Transportation - 0.0%
Yinson Bergenia Production BV 8.498% 1/31/2045 (o)		360,146	383,150
Passenger Airlines - 0.0%
Azul Secured Finance LLP 9.875% 2/15/2031 (o)		900,000	904,149
TOTAL INDUSTRIALS			2,171,362
Materials - 0.1%
Chemicals - 0.0%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (o)		560,000	212,481
Braskem Netherlands Finance BV 7.25% 2/13/2033 (o)		1,385,000	571,313
Braskem Netherlands Finance BV 8% 10/15/2034 (o)		420,000	172,464
Braskem Netherlands Finance BV 8.5% 1/12/2031 (o)		810,000	343,764
			1,300,022
Metals & Mining - 0.1%
CSN Inova Ventures 6.75% 1/28/2028 (o)		1,035,000	887,254
CSN Resources SA 5.875% 4/8/2032 (o)		610,000	434,625
CSN Resources SA 8.875% 12/5/2030 (o)		305,000	253,455
ERO Copper Corp 6.5% 2/15/2030 (o)		1,728,000	1,736,640
Nexa Resources SA 6.6% 4/8/2037 (o)		435,000	464,941
Nexa Resources SA 6.75% 4/9/2034 (o)		275,000	297,688
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(o)		4,958,544	4,981,754
Usiminas International Sarl 7.5% 1/27/2032 (o)		1,065,000	1,096,950
Vale Overseas Ltd 6% 2/25/2056 (b)(o)		580,000	591,345
Vale Overseas Ltd 6.4% 6/28/2054		960,000	1,001,117
			11,745,769
Paper & Forest Products - 0.0%
LD Celulose International GmbH 7.95% 1/26/2032 (o)		830,000	874,982
Suzano Austria GmbH 3.75% 1/15/2031		460,000	438,498
Suzano Austria GmbH 5% 1/15/2030		1,350,000	1,360,974
Suzano Netherlands BV 5.5% 1/15/2036		870,000	879,135
			3,553,589
TOTAL MATERIALS			16,599,380
TOTAL BRAZIL			27,228,805
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.5% 10/2/2030 (o)		2,040,000	2,042,693
Golar LNG Ltd 7.75% 9/19/2029 (o)(p)		1,400,000	1,411,172

TOTAL CAMEROON			3,453,865
CANADA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.625% 10/15/2055 (b)		1,102,000	1,137,945
TELUS Corp 7% 10/15/2055 (b)		549,000	579,335
			1,717,280
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 7% 4/15/2055 (b)		488,000	510,361
Rogers Communications Inc 7.125% 4/15/2055 (b)		488,000	516,978
			1,027,339
TOTAL COMMUNICATION SERVICES			2,744,619
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (o)		604,000	580,025
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (o)		2,740,000	2,788,427
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (o)		1,365,000	1,403,852
			4,772,304
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (o)		1,537,000	1,546,854
TOTAL CONSUMER DISCRETIONARY			6,319,158
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 5.85% 2/1/2035		3,955,000	4,232,466
Cenovus Energy Inc 3.75% 2/15/2052		12,540,000	9,085,581
Cenovus Energy Inc 4.65% 3/20/2031		3,710,000	3,757,077
Cenovus Energy Inc 5.4% 3/20/2036		2,855,000	2,908,142
Cenovus Energy Inc 5.4% 6/15/2047		1,366,000	1,284,528
Cenovus Energy Inc 6.75% 11/15/2039		547,000	611,494
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (b)		1,205,000	1,279,033
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (b)		179,000	186,528
TOTAL ENERGY			23,344,849
Financials - 0.1%
Banks - 0.1%
Bank of Nova Scotia/The 3.375% 3/5/2033 (b)(p)	EUR	3,720,000	4,432,727
Bank of Nova Scotia/The 4.338% 9/15/2031 (b)		600,000	602,137
Royal Bank of Canada 3.125% 9/27/2031 (b)(p)	EUR	1,750,000	2,081,592
Toronto Dominion Bank 3.357% 9/22/2032 (p)	EUR	1,775,000	2,100,532
			9,216,988
Insurance - 0.0%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (o)		730,000	727,226
TOTAL FINANCIALS			9,944,214
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bausch Health Cos Inc 11% 9/30/2028 (o)		421,000	440,202
Bausch Health Cos Inc 4.875% 6/1/2028 (o)		431,000	401,101
Bausch Health Cos Inc 5.25% 1/30/2030 (o)		635,000	444,500
TOTAL HEALTH CARE			1,285,803
Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc 6.75% 6/15/2033 (o)		970,000	1,022,131
Bombardier Inc 7% 6/1/2032 (o)		235,000	247,547
Bombardier Inc 7.25% 7/1/2031 (o)		840,000	893,687
			2,163,365
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (o)		1,840,000	1,916,748
TOTAL INDUSTRIALS			4,080,113
Materials - 0.0%
Chemicals - 0.0%
Methanex Corp 5.125% 10/15/2027		2,964,000	2,975,608
Methanex Corp 5.25% 12/15/2029		245,000	247,072
Methanex Corp 5.65% 12/1/2044		1,819,000	1,655,950
			4,878,630
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (o)		1,305,000	1,348,634
Champion Iron Canada Inc 7.875% 7/15/2032 (o)		490,000	521,157
Hudbay Minerals Inc 4.5% 4/1/2026 (o)		895,000	894,419
			2,764,210
TOTAL MATERIALS			7,642,840
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026		2,935,000	2,929,053
TransAlta Corp 5.875% 2/1/2034		1,695,000	1,705,594
TransAlta Corp 6.5% 3/15/2040		1,130,000	1,140,988
TOTAL UTILITIES			5,775,635
TOTAL CANADA			61,137,231
CHILE - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
VTR Comunicaciones SpA 4.375% 4/15/2029 (o)		310,000	306,255
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (o)		375,000	393,643
Empresa Nacional del Petroleo 6.15% 5/10/2033 (o)		545,000	578,106
TOTAL ENERGY			971,749
Materials - 0.1%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA 5.625% 4/22/2056 (b)(o)		800,000	809,800
Metals & Mining - 0.1%
Antofagasta PLC 2.375% 10/14/2030 (o)		1,255,000	1,140,055
Antofagasta PLC 5.625% 9/9/2035 (o)		700,000	726,565
Antofagasta PLC 5.625% 5/13/2032 (o)		360,000	376,584
Corp Nacional del Cobre de Chile 3% 9/30/2029 (o)		155,000	148,461
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (o)		405,000	389,013
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (o)		1,790,000	1,298,762
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (o)		500,000	510,808
Corp Nacional del Cobre de Chile 5.529% 1/30/2037 (o)		490,000	502,730
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (o)		375,000	397,176
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (o)		745,000	782,657
Corp Nacional del Cobre de Chile 6.33% 1/13/2035 (o)		350,000	378,152
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (o)		585,000	639,005
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (o)		435,000	478,728
			7,768,696
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (o)		420,000	429,181
Inversiones CMPC SA 3% 4/6/2031 (o)		460,000	409,975
Inversiones CMPC SA 6.125% 2/26/2034 (o)		400,000	407,654
			1,246,810
TOTAL MATERIALS			9,825,306
Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (o)		342,127	353,759
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (o)		283,800	297,902
TOTAL UTILITIES			651,661
TOTAL CHILE			11,754,971
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Prosus NV 3.061% 7/13/2031 (o)		685,000	630,015
Prosus NV 3.68% 1/21/2030 (o)		840,000	813,229
Prosus NV 4.027% 8/3/2050 (o)		1,110,000	788,794
Prosus NV 4.193% 1/19/2032 (o)		455,000	440,497
TOTAL CONSUMER DISCRETIONARY			2,672,535
Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (o)		890,000	893,747
TOTAL CHINA			3,566,282
COLOMBIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (o)		1,575,000	1,472,231
Energy - 0.1%
Energy Equipment & Services - 0.0%
Oleoducto Central SA 4% 7/14/2027 (o)		802,000	793,964
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% (i)(o)		7,785,000	2,296,575
Ecopetrol SA 4.625% 11/2/2031		600,000	537,750
Ecopetrol SA 8.375% 1/19/2036		550,000	565,125
Ecopetrol SA 8.875% 1/13/2033		2,555,000	2,713,155
Geopark Ltd 5.5% 1/17/2027 (o)		1,020,000	976,650
Geopark Ltd 8.75% 1/31/2030 (o)		800,000	759,840
Gran Tierra Energy Inc 9.75% 4/15/2031 (o)		1,849,000	1,488,445
			9,337,540
TOTAL ENERGY			10,131,504
Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (b)		555,000	592,953
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (o)		1,080,000	1,130,563
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (o)		3,905,000	3,670,700
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (o)		405,000	422,806
Termocandelaria Power SA 7.75% 9/17/2031 (o)		765,000	794,169
TOTAL UTILITIES			4,887,675
TOTAL COLOMBIA			18,214,926
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (o)		725,000	754,793
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (o)		720,000	765,223
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 7% 5/28/2030 (o)		1,185,000	1,224,378
CZECH REPUBLIC - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Czechoslovak Group AS 6.5% 1/10/2031 (o)		900,000	942,885
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 1.5% 1/27/2031 (p)	EUR	1,025,000	1,004,035
TOTAL CZECH REPUBLIC			1,946,920
DENMARK - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (p)	EUR	955,000	1,136,204
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (p)	EUR	800,000	988,729
TOTAL CONSUMER STAPLES			2,124,933
Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (b)(p)	EUR	3,330,000	4,079,131
Jyske Bank A/S 5.125% 5/1/2035 (b)(p)	EUR	657,000	820,781
TOTAL FINANCIALS			4,899,912
TOTAL DENMARK			7,024,845
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (o)		565,000	592,956
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (o)		1,947,000	2,031,492
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (o)		730,000	726,014
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (p)	EUR	420,000	482,261
Citycon Treasury BV 5.375% 7/8/2031 (p)	EUR	500,000	571,625
TOTAL REAL ESTATE			1,053,886
TOTAL FINLAND			3,811,392
FRANCE - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 6.5% 10/15/2031 (o)		3,117,380	2,996,631
Altice France SA 6.5% 4/15/2032 (o)		2,873,478	2,751,947
Altice France SA 6.875% 10/15/2030 (o)		967,989	938,384
Altice France SA 6.875% 7/15/2032 (o)		2,416,161	2,319,572
Orange SA 4.75% 1/13/2033 (o)		1,055,000	1,067,303
Orange SA 5% 1/13/2036 (o)		1,050,000	1,054,617
			11,128,454
Media - 0.0%
Publicis Groupe SA 3.375% 6/12/2032 (p)	EUR	900,000	1,064,983
TOTAL COMMUNICATION SERVICES			12,193,437
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Forvia SE 6.75% 9/15/2033 (o)		1,080,000	1,109,811
Valeo SE 4.625% 3/23/2032 (p)	EUR	500,000	600,836
			1,710,647
Automobiles - 0.0%
RCI Banque SA 4.75% 3/24/2037 (b)(p)	EUR	500,000	609,371
RCI Banque SA 5.5% 10/9/2034 (b)(p)	EUR	1,200,000	1,499,524
			2,108,895
TOTAL CONSUMER DISCRETIONARY			3,819,542
Consumer Staples - 0.0%
Beverages - 0.0%
Pernod Ricard SA 3.75% 2/4/2037 (p)	EUR	1,200,000	1,412,780
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (o)		2,700,000	2,866,803
Viridien 10% 10/15/2030 (o)		1,065,000	1,142,018
TOTAL ENERGY			4,008,821
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 3.945% 2/18/2037 (b)(p)	EUR	3,100,000	3,690,596
BNP Paribas SA 5.786% 1/13/2033 (b)(o)		16,502,000	17,478,050
BPCE SA 5.716% 1/18/2030 (b)(o)		1,350,000	1,402,526
BPCE SA 7.003% 10/19/2034 (b)(o)		1,105,000	1,241,851
Societe Generale SA 5.5% 4/13/2029 (b)(o)		11,268,000	11,562,381
			35,375,404
Financial Services - 0.0%
Iliad Holding SAS 7% 4/15/2032 (o)		1,020,000	1,047,014
Iliad Holding SAS 8.5% 4/15/2031 (o)		1,649,000	1,766,866
			2,813,880
TOTAL FINANCIALS			38,189,284
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Holding d'Infrastructures des Metiers de l'Environnement SAS 0.625% 9/16/2028 (p)	EUR	805,000	896,398
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 5.5% 1/25/2035 (p)	GBP	1,500,000	2,026,321
Electricite de France SA 6.125% 6/2/2034 (p)	GBP	500,000	708,601
			2,734,922
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (p)	EUR	700,000	844,801
Engie SA 4.25% 9/6/2034 (p)	EUR	1,200,000	1,499,982
Veolia Environnement SA 3.324% 6/17/2032 (p)	EUR	1,700,000	2,023,321
			4,368,104
TOTAL UTILITIES			7,103,026
TOTAL FRANCE			67,623,288
GEORGIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Silk Road Group Holding LLC 7.5% 9/15/2030 (o)		600,000	612,000
Industrials - 0.0%
Ground Transportation - 0.0%
Georgian Railway JSC 4% 6/17/2028 (o)		325,000	311,188
TOTAL GEORGIA			923,188
GERMANY - 0.5%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (p)	EUR	600,000	712,325
Schaeffler AG 5.375% 4/1/2031 (p)	EUR	300,000	376,597
ZF Europe Finance BV 4.75% 1/31/2029 (p)	EUR	700,000	840,428
ZF Europe Finance BV 5.5% 2/17/2032 (p)	EUR	900,000	1,064,131
ZF Europe Finance BV 7% 6/12/2030 (p)	EUR	500,000	634,792
ZF North America Capital Inc 6.75% 4/23/2030 (o)(x)		1,115,000	1,127,437
ZF North America Capital Inc 6.875% 4/23/2032 (o)		670,000	672,209
ZF North America Capital Inc 7.125% 4/14/2030 (o)		630,000	646,143
ZF North America Capital Inc 7.5% 3/24/2031 (o)		220,000	226,735
TOTAL CONSUMER DISCRETIONARY			6,300,797
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 4% 3/5/2030 (p)	EUR	670,000	831,114
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vier Gas Transport GmbH 3.625% 9/8/2033 (p)	EUR	1,400,000	1,670,743
Financials - 0.3%
Banks - 0.0%
Commerzbank AG 3.625% 1/14/2032 (b)(p)	EUR	700,000	841,798
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main 3.706% 10/15/2035 (b)(p)	EUR	700,000	831,256
Volkswagen Bank GmbH 3.5% 6/19/2031 (p)	EUR	1,100,000	1,315,151
			2,988,205
Capital Markets - 0.3%
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (b)		29,675,000	28,233,189
Deutsche Bank AG/New York NY 5.882% 7/8/2031 (b)		4,150,000	4,326,166
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (b)		10,050,000	10,510,910
			43,070,265
Financial Services - 0.0%
KfW 0.375% 5/20/2036 (p)	EUR	370,000	342,317
KfW 0.75% 1/15/2029 (p)	EUR	4,885,000	5,541,768
KfW 2.625% 11/15/2032 (p)	EUR	580,000	688,167
			6,572,252
TOTAL FINANCIALS			52,630,722
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance LLC 6.375% 11/21/2030 (o)		1,905,000	2,051,860
Bayer US Finance LLC 6.5% 11/21/2033 (o)		3,775,000	4,137,567
TOTAL HEALTH CARE			6,189,427
Industrials - 0.0%
Machinery - 0.0%
TK Elevator US Newco Inc 5.25% 7/15/2027 (o)		1,700,000	1,699,310
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Infineon Technologies AG 3.5% 2/16/2034 (p)	EUR	1,100,000	1,309,184
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
ACCENTRO East Holding GMBH 6% 6/30/2027 pay-in-kind (j)	EUR	200,000	236,319
Accentro Real Estate AG 10% 12/30/2027 pay-in-kind	EUR	711,603	900,336
Accentro Real Estate AG 5.625% 12/30/2034 pay-in-kind (b)(p)	EUR	2,605,233	831,153
Sirius Real Estate Ltd 4% 1/22/2032 (p)	EUR	1,000,000	1,194,148
TOTAL REAL ESTATE			3,161,956
Utilities - 0.2%
Electric Utilities - 0.1%
Amprion GmbH 3.125% 8/27/2030 (p)	EUR	1,100,000	1,310,576
Amprion GmbH 3.625% 5/21/2031 (p)	EUR	600,000	728,569
Amprion GmbH 3.875% 6/5/2036 (p)	EUR	1,300,000	1,559,549
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (b)(p)	EUR	1,700,000	1,922,436
EnBW International Finance BV 3.75% 11/20/2035 (p)	EUR	2,400,000	2,887,235
EnBW International Finance BV 5.7923% 2/26/2036 (p)	AUD	1,550,000	1,099,936
			9,508,301
Independent Power and Renewable Electricity Producers - 0.1%
RWE Finance US LLC 5.125% 9/18/2035 (o)		2,110,000	2,115,303
RWE Finance US LLC 5.875% 4/16/2034 (o)		2,416,000	2,564,807
			4,680,110
TOTAL UTILITIES			14,188,411
TOTAL GERMANY			87,981,664
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Gta Holdings 11.25% 1/29/2031 (o)(p)		500,000	508,905
Kosmos Energy Ltd 7.5% 3/1/2028 (o)		970,000	837,838
Kosmos Energy Ltd 8.75% 10/1/2031 (o)		3,130,000	2,347,500
Tullow Oil PLC 10.25% 5/15/2026 (o)		2,839,000	2,516,490

TOTAL GHANA			6,210,733
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (o)		2,935,000	3,025,107
GREECE - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Danaos Corp 6.875% 10/15/2032 (o)		1,105,000	1,139,531
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
CT Trust 5.125% 2/3/2032 (o)		1,425,000	1,368,342
Millicom International Cellular SA 4.5% 4/27/2031 (o)		2,820,000	2,624,135
Millicom International Cellular SA 5.125% 1/15/2028 (o)		342,000	340,187
Millicom International Cellular SA 7.375% 4/2/2032 (o)		1,210,000	1,248,791
TOTAL COMMUNICATION SERVICES			5,581,455
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (o)		865,000	854,706
Utilities - 0.0%
Electric Utilities - 0.0%
Energuate Trust 2 0 6.35% 9/15/2035 (o)		690,000	699,483
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (o)		1,000,000	1,003,440
TOTAL UTILITIES			1,702,923
TOTAL GUATEMALA			8,139,084
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 2.95% 11/3/2033 (b)(p)		3,240,000	3,129,925
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (o)		340,000	349,775
OTP Bank Nyrt 8.75% 5/15/2033 (b)(p)		410,000	438,573
TOTAL FINANCIALS			788,348
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (p)		265,000	282,225
TOTAL HUNGARY			1,070,573
INDIA - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 6.625% 4/22/2027 (o)		430,000	438,600
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (o)		480,000	485,048
TOTAL INDIA			923,648
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (o)		890,000	893,898
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (o)		1,005,000	1,043,944
Pertamina Persero PT 4.175% 1/21/2050 (o)		695,000	536,887
TOTAL ENERGY			2,474,729
Materials - 0.0%
Metals & Mining - 0.0%
Freeport Indonesia PT 4.763% 4/14/2027 (o)		315,000	316,386
Freeport Indonesia PT 5.315% 4/14/2032 (o)		1,120,000	1,142,988
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (o)		1,660,000	1,709,401
TOTAL MATERIALS			3,168,775
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (o)		365,000	370,154
TOTAL INDONESIA			6,013,658
IRELAND - 0.7%
Financials - 0.4%
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		8,002,000	7,924,558
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		8,382,000	8,154,170
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		18,966,000	17,723,737
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028		10,000,000	10,356,146
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		26,721,000	27,393,451
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (b)		1,062,000	1,100,955
			72,653,017
Financial Services - 0.0%
GGAM Finance Ltd 5.875% 3/15/2030 (o)		3,320,000	3,372,523
GGAM Finance Ltd 6.875% 4/15/2029 (o)		400,000	412,030
GGAM Finance Ltd 8% 6/15/2028 (o)		1,609,000	1,691,609
			5,476,162
TOTAL FINANCIALS			78,129,179
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (o)		3,220,000	3,219,570
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (o)		21,312,000	21,313,321
Avolon Holdings Funding Ltd 4.85% 4/1/2033 (o)		565,000	560,010
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (o)		1,261,000	1,291,332
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (o)		6,739,000	6,970,173
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (o)		16,975,000	17,692,102
TOTAL INDUSTRIALS			51,046,508
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 3.489% 11/24/2031	EUR	310,000	371,130
TOTAL IRELAND			129,546,817
ISRAEL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 5.375% 3/30/2028 (o)(p)		405,000	400,353
Energean Israel Finance Ltd 5.875% 3/30/2031 (o)(p)		300,000	288,399
Energean Israel Finance Ltd 8.5% 9/30/2033 (o)(p)		450,000	474,757
Leviathan Bond Ltd 6.5% 6/30/2027 (o)(p)		960,000	965,760
Leviathan Bond Ltd 6.75% 6/30/2030 (o)(p)		385,000	396,741
TOTAL ENERGY			2,526,010
Financials - 0.0%
Banks - 0.0%
Bank Hapoalim BM 5.252% 1/14/2033 (o)(p)		520,000	525,651
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		858,000	851,711
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		385,000	385,111
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		1,300,000	1,379,498
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		965,000	1,055,299
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		840,000	871,635
TOTAL HEALTH CARE			4,543,254
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (o)(p)		530,000	500,363
TOTAL ISRAEL			8,095,278
ITALY - 0.0%
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA 3.875% 7/14/2027 (o)		3,181,000	3,176,657
Intesa Sanpaolo SpA 4.198% 6/1/2032 (b)(o)		2,306,000	2,228,477
TOTAL FINANCIALS			5,405,134
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Finance International NV 4.375% 9/30/2030 (o)		517,000	519,641
Enel Finance International NV 5.5% 6/26/2034 (o)		790,000	824,174
Enel Finance International NV 7.5% 10/14/2032 (o)		341,000	394,747
Enel SpA 3.375% (b)(m)(p)	EUR	685,000	810,834
			2,549,396
Gas Utilities - 0.0%
Snam SpA 5.75% 5/28/2035 (o)		1,211,000	1,279,779
TOTAL UTILITIES			3,829,175
TOTAL ITALY			9,234,309
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (o)		400,000	409,920
Montego Bay Airport Revenue Finance Ltd 6.6% 6/15/2035 (o)		320,000	323,200

TOTAL JAMAICA			733,120
JAPAN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 3.678% 7/16/2033 (p)	EUR	690,000	830,331
NTT Finance Corp 4.567% 7/16/2027 (o)		2,439,000	2,461,125
NTT Finance Corp 4.62% 7/16/2028 (o)		2,467,000	2,504,270
NTT Finance Corp 4.876% 7/16/2030 (o)		6,248,000	6,409,970
TOTAL COMMUNICATION SERVICES			12,205,696
Consumer Staples - 0.0%
Tobacco - 0.0%
Japan Tobacco Inc 5.856% 6/15/2035 (o)		1,470,000	1,590,822
TOTAL JAPAN			13,796,518
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (o)		645,000	591,181
KazMunayGas National Co JSC 5.375% 4/24/2030 (o)		370,000	379,465
KazMunayGas National Co JSC 5.75% 4/19/2047 (o)		250,000	239,150
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (o)		645,000	600,495

TOTAL KAZAKHSTAN			1,810,291
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
POSCO 5.75% 1/17/2028 (o)		715,000	736,841
POSCO 5.875% 1/17/2033 (o)		305,000	329,414

TOTAL KOREA (SOUTH)			1,066,255
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
MEGlobal BV 2.625% 4/28/2028 (o)		595,000	573,580
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (o)		4,670,000	3,239,652
Altice Financing SA 9.625% 7/15/2027 (o)		1,020,000	762,654
			4,002,306
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (o)		587,200	551,800
TOTAL COMMUNICATION SERVICES			4,554,106
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (o)		1,050,000	1,118,566
Financials - 0.0%
Financial Services - 0.0%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	11,919,900	2,626,982
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (o)		4,494,000	3,954,801
Real Estate - 0.1%
Diversified REITs - 0.0%
Stoneweg Ereit Lux Finco Sarl 4.125% 2/22/2033 (p)	EUR	2,100,000	2,493,342
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (p)	EUR	700,000	864,250
Real Estate Management & Development - 0.1%
AXA Logistics Europe Master SCA 3.375% 5/13/2031 (p)	EUR	600,000	715,109
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (p)	EUR	2,480,000	2,832,613
CBRE Europe Logistics Partners SCA SICAV-SIF 3.5% 9/22/2032 (p)	EUR	1,400,000	1,645,800
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (p)	EUR	720,000	902,018
Logicor Financing Sarl 0.875% 1/14/2031 (p)	EUR	1,250,000	1,314,954
Logicor Financing Sarl 3.75% 7/14/2032 (p)	EUR	520,000	619,644
Logicor Financing Sarl 4.25% 7/18/2029 (p)	EUR	985,000	1,209,102
P3 Group Sarl 3.75% 4/2/2033 (p)	EUR	700,000	829,049
P3 Group Sarl 4% 4/19/2032 (p)	EUR	1,100,000	1,332,181
			11,400,470
TOTAL REAL ESTATE			14,758,062
TOTAL LUXEMBOURG			27,012,517
MALAYSIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (o)		860,000	794,425
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (o)		1,050,000	725,827
Petronas Capital Ltd 3.5% 4/21/2030 (o)		335,000	328,722
TOTAL ENERGY			1,054,549
Industrials - 0.0%
Marine Transportation - 0.0%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (o)		1,320,000	1,314,918
TOTAL MALAYSIA			3,163,892
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (o)		1,600,000	1,621,280
MEXICO - 0.9%
Communication Services - 0.0%
Media - 0.0%
TV Azteca SAB de CV 8.25% (i)(p)		2,133,000	725,220
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Metalsa Sapi De Cv 3.75% 5/4/2031 (o)		660,000	573,992
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
FEL Energy VI SARL 5.75% 12/1/2040 (o)		657,869	645,210
Petroleos Mexicanos 5.95% 1/28/2031		44,525,000	43,589,975
Petroleos Mexicanos 6.35% 2/12/2048		31,726,000	25,456,942
Petroleos Mexicanos 6.5% 6/2/2041		255,000	226,994
Petroleos Mexicanos 6.625% 6/15/2035		3,392,000	3,245,805
Petroleos Mexicanos 6.7% 2/16/2032		39,724,000	39,839,200
Petroleos Mexicanos 6.75% 9/21/2047		18,878,000	15,697,057
Petroleos Mexicanos 6.95% 1/28/2060		16,303,000	13,421,200
Petroleos Mexicanos 7.69% 1/23/2050		24,683,000	22,417,101
TOTAL ENERGY			164,539,484
Financials - 0.1%
Banks - 0.0%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (o)		820,000	843,135
Capital Markets - 0.1%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (o)		1,895,000	1,932,900
TOTAL FINANCIALS			2,776,035
Materials - 0.0%
Chemicals - 0.0%
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (o)		725,000	601,315
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (o)		1,260,000	1,267,298
			1,868,613
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (o)		700,000	555,275
TOTAL MATERIALS			2,423,888
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV 5.5% 1/30/2033 (o)		675,000	677,417
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (o)		916,989	1,002,441
Saavi Energia Sarl 8.875% 2/10/2035 (o)		1,380,000	1,515,949
TOTAL UTILITIES			2,518,390
TOTAL MEXICO			174,234,426
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 3.75% 6/23/2031 (o)		515,000	485,645
OCP SA 5.125% 6/23/2051 (o)		565,000	470,187
OCP SA 6.1% 4/30/2030 (o)		525,000	548,625
OCP SA 6.75% 5/2/2034 (o)		480,000	520,978
OCP SA 6.875% 4/25/2044 (o)		570,000	600,552
OCP SA 7.5% 5/2/2054 (o)		365,000	409,516

TOTAL MOROCCO			3,035,503
MULTI-NATIONAL - 0.0%
Financials - 0.0%
Banks - 0.0%
European Investment Bank 2.875% 1/12/2033 (p)	EUR	455,000	546,886
European Investment Bank 2.875% 6/18/2035 (p)	EUR	1,120,000	1,330,431

TOTAL MULTI-NATIONAL			1,877,317
NETHERLANDS - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (p)	EUR	400,000	480,533
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (p)	EUR	400,000	506,798
Financials - 0.0%
Banks - 0.0%
Cooperatieve Rabobank UA 5.71% 1/21/2033 (b)(o)		2,074,000	2,205,916
ING Groep NV 3% 8/17/2031 (b)(p)	EUR	2,100,000	2,471,681
			4,677,597
Insurance - 0.0%
Argentum Netherlands BV 5.625% 8/15/2052 (b)(p)		2,049,000	2,076,514
TOTAL FINANCIALS			6,754,111
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032		5,412,000	5,505,786
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035		15,607,000	15,942,526
TOTAL INFORMATION TECHNOLOGY			21,448,312
TOTAL NETHERLANDS			29,189,754
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (o)		1,744,000	1,735,402
IHS Holding Ltd 6.25% 11/29/2028 (o)		403,000	404,132
IHS Holding Ltd 7.875% 5/29/2030 (o)		1,705,000	1,779,594
IHS Holding Ltd 8.25% 11/29/2031 (o)		1,050,000	1,118,324
TOTAL COMMUNICATION SERVICES			5,037,452
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (o)		268,115	269,188
TOTAL NIGERIA			5,306,640
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TGS ASA 8.5% 1/15/2030 (o)		1,195,000	1,262,250
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (o)		2,550,000	2,580,616
Media - 0.0%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (o)		1,750,000	1,682,188
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (o)		3,780,000	3,903,899
TOTAL COMMUNICATION SERVICES			8,166,703
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (o)		295,000	243,041
TOTAL PANAMA			8,409,744
PARAGUAY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (o)		435,000	432,634
PERU - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
InRetail Shopping Malls 5.65% 10/16/2032 (o)		690,000	693,278
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (b)(o)		900,000	918,000
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (o)		955,000	996,137
Volcan Cia Minera SAA 8.5% 10/28/2032 (o)		2,280,000	2,385,524
TOTAL MATERIALS			3,381,661
Utilities - 0.0%
Electric Utilities - 0.0%
Kallpa Generacion SA 5.5% 9/11/2035 (o)		455,000	460,073
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (o)		920,000	952,288
TOTAL UTILITIES			1,412,361
TOTAL PERU			6,405,300
POLAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA 6% 1/30/2035 (o)		1,185,000	1,258,908
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (p)	EUR	2,425,000	2,848,389
GTC Finance DAC 6.5% 10/15/2030 (p)	EUR	1,900,000	2,099,112
TOTAL REAL ESTATE			4,947,501
TOTAL POLAND			6,206,409
QATAR - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (o)		560,000	520,324
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
QatarEnergy 1.375% 9/12/2026 (o)		2,205,000	2,172,917
QatarEnergy 2.25% 7/12/2031 (o)		2,080,000	1,888,141
QatarEnergy 3.125% 7/12/2041 (o)		2,485,000	1,949,855
QatarEnergy 3.3% 7/12/2051 (o)		1,545,000	1,100,921
TOTAL ENERGY			7,111,834
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (o)		504,280	532,021
TOTAL QATAR			8,164,179
RUSSIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
TMK OAO Via TMK Capital SA loan participation 4.3% (i)(j)(p)		600,000	29,999
SAUDI ARABIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (o)		2,453,888	2,272,300
Saudi Arabian Oil Co 2.25% 11/24/2030 (o)		1,880,000	1,710,838
Saudi Arabian Oil Co 3.25% 11/24/2050 (o)		1,205,000	805,362
Saudi Arabian Oil Co 3.5% 11/24/2070 (o)		645,000	405,699
Saudi Arabian Oil Co 3.5% 4/16/2029 (o)		2,140,000	2,102,850
Saudi Arabian Oil Co 4.25% 4/16/2039 (o)		2,995,000	2,735,753
Saudi Arabian Oil Co 5% 2/2/2036 (o)		320,000	319,636
Saudi Arabian Oil Co 5.875% 7/17/2064 (o)		315,000	305,549
Saudi Arabian Oil Co 6.375% 6/2/2055 (o)		1,790,000	1,888,468
TOTAL ENERGY			12,546,455
Financials - 0.0%
Financial Services - 0.0%
Gaci First Investment Co 5% 10/13/2027 (p)		1,200,000	1,214,550
Gaci First Investment Co 5.25% 10/13/2032 (p)		405,000	418,097
TOTAL FINANCIALS			1,632,647
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (o)		940,000	983,296
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (o)		715,000	748,577
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (o)		1,960,000	2,081,148
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (o)		535,000	584,822
TOTAL INDUSTRIALS			4,397,843
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 1/29/2036 (o)		550,000	556,133
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (o)		1,085,000	1,114,479
TOTAL MATERIALS			1,670,612
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al-Arkan Sukuk Co Ltd 7.25% 7/2/2030 (p)		705,000	724,387
TOTAL SAUDI ARABIA			20,971,944
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (o)		865,000	877,672
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (o)		5,150,000	4,970,523
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (o)		456,000	459,648
TOTAL COMMUNICATION SERVICES			5,430,171
Industrials - 0.0%
Ground Transportation - 0.0%
Transnet/South Africa 8.25% 2/6/2028 (o)		420,000	443,099
Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		960,000	951,974
Sasol Financing USA LLC 5.5% 3/18/2031		355,000	311,513
Sasol Financing USA LLC 6.5% 9/27/2028		385,000	382,249
Sasol Financing USA LLC 8.75% 5/3/2029 (o)		520,000	533,161
			2,178,897
Metals & Mining - 0.0%
Windfall Mining Group Inc / Groupe Minier Windfall Inc 5.854% 5/13/2032 (o)		625,000	655,251
TOTAL MATERIALS			2,834,148
Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings 6.35% 8/10/2028 (o)		1,080,000	1,114,430
Eskom Holdings 8.45% 8/10/2028 (o)		825,000	884,557
TOTAL UTILITIES			1,998,987
TOTAL SOUTH AFRICA			10,706,405
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (b)		2,400,000	2,566,840
CaixaBank SA 3.625% 9/19/2032 (b)(p)	EUR	1,300,000	1,564,749

TOTAL SPAIN			4,131,589
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (p)	EUR	950,000	1,073,048
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG 1.494% 8/10/2027 (b)(o)		11,454,000	11,325,772
UBS Group AG 4.125% 6/9/2033 (b)(p)	EUR	200,000	246,433
UBS Group AG 4.75% 3/17/2032 (b)(p)	EUR	6,120,000	7,749,574
			19,321,779
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(o)		1,600,000	1,616,418
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (b)(p)		1,810,000	1,656,739
			3,273,157
TOTAL FINANCIALS			22,594,936
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (o)		1,768,000	1,644,745
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (o)		1,435,000	1,438,575
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (o)		815,000	840,439
TOTAL INDUSTRIALS			3,923,759
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (o)		1,222,000	1,057,030
Consolidated Energy Finance SA 5.625% 10/15/2028 (o)		700,000	588,000
Consolidated Energy Finance SA 6.5% 5/15/2026 (o)		4,400,000	4,368,794
			6,013,824
Containers & Packaging - 0.0%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (p)	EUR	445,000	535,217
TOTAL MATERIALS			6,549,041
TOTAL SWITZERLAND			33,067,736
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (o)		705,000	728,541
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (o)		655,000	465,292
TURKEY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Turk Telekomunikasyon AS 6.95% 10/7/2032 (o)		475,000	486,632
Financials - 0.0%
Banks - 0.0%
Turkiye Garanti Bankasi AS 8.125% 1/8/2036 (b)(o)		715,000	744,151
Turkiye Ihracat Kredi Bankasi AS 6.375% 1/15/2031 (o)		845,000	846,690
Turkiye Ihracat Kredi Bankasi AS 6.375% 10/3/2030 (o)		895,000	899,475
TOTAL FINANCIALS			2,490,316
Industrials - 0.0%
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS 8.5% 12/7/2028 (o)		350,000	365,120
TOTAL TURKEY			3,342,068
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (o)		356,106	283,816
UNITED ARAB EMIRATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (o)		700,000	657,566
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (o)		653,743	595,069
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (o)		2,575,000	2,288,499
TOTAL ENERGY			3,541,134
Financials - 0.1%
Financial Services - 0.1%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (o)		880,000	853,054
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (o)		430,000	454,059
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (o)		740,000	709,016
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (o)		545,000	538,433
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (o)		965,000	921,575
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (o)		510,000	539,580
TOTAL FINANCIALS			4,015,717
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 3.7495% 1/30/2030 (o)		1,415,000	1,373,434
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (o)		785,000	766,553
TOTAL INDUSTRIALS			2,139,987
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aldar Properties PJSC 5.875% 4/14/2056 (b)(o)		490,000	486,619
Aldar Properties PJSC 6.6227% 4/15/2055 (b)(p)		1,185,000	1,228,478
Alpha Star Holding IX Ltd 7% 8/26/2028 (p)		710,000	727,750
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (p)		690,000	708,975
Sobha Sukuk Ltd 8.75% 7/17/2028 (p)		435,000	456,519
TOTAL REAL ESTATE			3,608,341
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (o)		795,000	645,786
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (o)		555,000	559,509
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (o)		620,000	626,225
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (o)		880,000	868,455
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (o)		305,000	313,616
TOTAL UTILITIES			3,013,591
TOTAL UNITED ARAB EMIRATES			16,318,770
UNITED KINGDOM - 1.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
BT Finance PLC 3.375% 11/17/2032 (p)	EUR	1,125,000	1,331,030
Virgin Media Finance PLC 5% 7/15/2030 (o)		988,000	821,918
			2,152,948
Media - 0.0%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (o)		1,260,000	1,148,567
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (o)		1,590,000	1,401,832
Vmed O2 UK Financing I PLC 6.75% 1/15/2033 (o)		550,000	521,396
Vmed O2 UK Financing I PLC 7.75% 4/15/2032 (o)		150,000	149,958
			2,073,186
TOTAL COMMUNICATION SERVICES			5,374,701
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (o)		1,055,000	1,112,617
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (o)		1,450,000	1,564,807
			2,677,424
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (p)	GBP	1,325,000	1,546,998
Marks & Spencer PLC 5.125% 8/18/2032 (p)	GBP	800,000	1,092,665
			2,639,663
Hotels, Restaurants & Leisure - 0.0%
IHG Finance LLC 3.375% 9/10/2030 (p)	EUR	675,000	806,586
Whitbread Group PLC 2.375% 5/31/2027 (p)	GBP	915,000	1,200,996
			2,007,582
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (p)	GBP	1,590,000	1,877,351
TOTAL CONSUMER DISCRETIONARY			9,202,020
Consumer Staples - 0.3%
Tobacco - 0.3%
BAT Capital Corp 6.421% 8/2/2033		13,161,000	14,638,475
BAT International Finance PLC 4.125% 4/12/2032 (p)	EUR	2,515,000	3,080,121
Imperial Brands Finance PLC 3.875% 2/12/2034 (p)	EUR	3,525,000	4,170,018
Imperial Brands Finance PLC 6.125% 7/27/2027 (o)		7,555,000	7,761,779
Reynolds American Inc 5.7% 8/15/2035		1,538,000	1,622,921
Reynolds American Inc 5.85% 8/15/2045		12,953,000	13,011,650
Reynolds American Inc 6.15% 9/15/2043		1,637,000	1,703,616
Reynolds American Inc 7.25% 6/15/2037		1,835,000	2,148,279
TOTAL CONSUMER STAPLES			48,136,859
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (o)		5,235,000	5,627,869
Financials - 0.7%
Banks - 0.7%
Barclays PLC 3.543% 8/14/2031 (b)(p)	EUR	2,352,000	2,816,528
Barclays PLC 5.088% 6/20/2030 (b)		14,797,000	15,091,784
Barclays PLC 5.2% 5/12/2026		6,970,000	6,985,251
Barclays PLC 5.69% 3/12/2030 (b)		15,000,000	15,637,520
Barclays PLC 5.829% 5/9/2027 (b)		23,950,000	24,027,142
Barclays PLC 6.224% 5/9/2034 (b)		13,560,000	14,671,283
Barclays PLC 6.49% 9/13/2029 (b)		18,477,000	19,513,973
HSBC Holdings PLC 3.608% 12/1/2033 (b)(p)	EUR	300,000	357,297
HSBC Holdings PLC 4.787% 3/10/2032 (b)(p)	EUR	2,340,000	2,965,761
HSBC Holdings PLC 4.856% 5/23/2033 (b)(p)	EUR	3,000,000	3,827,678
HSBC Holdings PLC 8.201% 11/16/2034 (b)(p)	GBP	190,000	283,333
Lloyds Banking Group PLC 4.75% 9/21/2031 (b)(p)	EUR	2,465,000	3,115,788
NatWest Group PLC 2.105% 11/28/2031 (b)(p)	GBP	1,150,000	1,530,648
NatWest Group PLC 3.073% 5/22/2028 (b)		9,805,000	9,705,161
NatWest Group PLC 4.8% 4/5/2026		9,111,000	9,116,729
NatWest Group PLC 7.416% 6/6/2033 (b)(p)	GBP	1,290,000	1,831,793
Standard Chartered PLC 3.864% 3/17/2033 (b)(p)	EUR	1,020,000	1,227,155
Virgin Money UK PLC 7.625% 8/23/2029 (b)(p)	GBP	965,000	1,403,367
			134,108,191
Consumer Finance - 0.0%
Motability Operations Group PLC 3.625% 1/22/2033 (p)	EUR	1,575,000	1,881,493
Financial Services - 0.0%
Nationwide Building Society 4% 7/30/2035 (b)(p)	EUR	690,000	832,837
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (p)	GBP	1,425,000	2,231,300
TOTAL FINANCIALS			139,053,821
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (p)	EUR	2,035,000	2,051,903
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (p)	GBP	1,905,000	2,672,770
TOTAL INDUSTRIALS			4,724,673
Materials - 0.0%
Metals & Mining - 0.0%
Celtic Resources Holdings DAC 4.125% (i)(j)(o)		650,000	93,184
Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (p)	GBP	900,000	1,235,681
Utilities - 0.2%
Electric Utilities - 0.0%
London Power Networks PLC 3.837% 6/11/2037 (p)	EUR	875,000	1,044,291
NGG Finance PLC 2.125% 9/5/2082 (b)(p)	EUR	1,730,000	2,015,551
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (p)	EUR	1,575,000	1,883,172
			4,943,014
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (o)		3,340,000	3,330,170
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (o)		1,255,000	1,292,650
			4,622,820
Water Utilities - 0.2%
Anglian Water Osprey Financing PLC 6.375% 8/18/2033 (p)	GBP	600,000	815,964
Anglian Water Services Financing PLC 5.875% 6/20/2031 (p)	GBP	1,605,000	2,254,562
Anglian Water Services Financing PLC 6.293% 7/30/2030 (p)	GBP	1,225,000	1,743,567
Northumbrian Water Finance PLC 5.375% 7/22/2032 (p)	GBP	850,000	1,161,337
Northumbrian Water Finance PLC 5.625% 4/29/2033 (p)	GBP	1,440,000	1,980,378
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (p)	EUR	1,745,000	2,092,617
South West Water Finance PLC 5.25% 9/15/2031 (p)	GBP	1,395,000	1,904,793
South West Water Finance PLC 5.75% 12/11/2032 (p)	GBP	325,000	455,633
SW Finance I PLC 6.875% 8/7/2032 (p)	GBP	1,700,000	2,417,757
SW Finance I PLC 7.375% 12/12/2041 (p)	GBP	564,000	799,770
Wessex Water Services Finance PLC 6.125% 9/19/2034 (p)	GBP	1,045,000	1,460,362
Yorkshire Water Finance PLC 5.5% 4/28/2035 (p)	GBP	655,000	864,236
Yorkshire Water Finance PLC 6% 7/22/2033 (p)	GBP	1,300,000	1,802,452
			19,753,428
TOTAL UTILITIES			29,319,262
TOTAL UNITED KINGDOM			242,768,070
UNITED STATES - 16.6%
Communication Services - 1.6%
Diversified Telecommunication Services - 0.5%
APLD ComputeCo LLC 9.25% 12/15/2030 (o)		5,030,000	5,279,448
AT&T Inc 3.8% 12/1/2057		8,798,000	6,172,287
Black Pearl Compute LLC 6.125% 2/15/2031 (o)(x)		1,274,000	1,303,878
Cablevision Lightpath LLC 3.875% 9/15/2027 (o)		505,000	504,601
Cablevision Lightpath LLC 5.625% 9/15/2028 (o)		1,155,000	1,154,147
Cipher Compute LLC 7.125% 11/15/2030 (o)(x)		1,340,000	1,396,741
Comcast Corp 6.45% 3/15/2037		797,000	889,398
Connect Holdings LLC 10.5% 4/3/2031 (o)		770,000	744,619
Flash Compute LLC 7.25% 12/31/2030 (o)		2,255,000	2,308,260
Frontier Communications Holdings LLC 5% 5/1/2028 (o)		440,000	440,253
Frontier Communications Holdings LLC 8.75% 5/15/2030 (o)		96,000	98,965
Level 3 Financing Inc 3.625% 1/15/2029 (o)		605,000	568,700
Level 3 Financing Inc 3.75% 7/15/2029 (o)		1,145,000	1,061,346
Level 3 Financing Inc 4.25% 7/1/2028 (o)		250,000	241,009
Level 3 Financing Inc 6.875% 6/30/2033 (o)		2,370,000	2,454,550
Level 3 Financing Inc 7% 3/31/2034 (o)		2,265,000	2,354,568
Level 3 Financing Inc 8.5% 1/15/2036 (o)		2,985,000	3,107,980
Lumen Technologies Inc 4.5% 1/15/2029 (o)		264,000	251,304
Uniti Services LLC 7.5% 10/15/2033 (o)		1,315,000	1,368,168
Verizon Communications Inc 2.355% 3/15/2032		51,205,000	45,725,610
Verizon Communications Inc 2.55% 3/21/2031		30,387,000	28,115,425
Verizon Communications Inc 4.78% 2/15/2035		2,599,000	2,587,763
WULF Compute LLC 7.75% 10/15/2030 (o)(x)		2,805,000	2,970,534
			111,099,554
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/1/2033 (o)(x)		909,000	905,382
Snap Inc 6.875% 3/15/2034 (o)		575,000	573,245
			1,478,627
Media - 0.9%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (o)		1,680,000	1,377,600
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (o)		1,450,000	1,263,096
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (o)		2,174,000	2,026,387
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		2,099,000	1,920,909
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (o)		1,270,000	1,134,259
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (o)		850,000	790,437
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (o)		560,000	572,570
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 2/1/2036 (o)(x)		445,000	451,693
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		2,094,000	1,826,909
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033		12,445,000	11,851,834
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050		2,872,000	2,188,065
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		11,822,000	9,535,263
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		27,821,000	23,188,523
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063		20,184,000	16,107,232
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048		5,239,000	4,559,966
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		8,676,000	9,093,145
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		12,226,000	11,608,930
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		8,107,000	8,622,008
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055		2,000,000	1,962,189
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (o)		1,555,000	1,643,652
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (o)		1,555,000	1,678,655
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (o)		1,120,000	1,127,974
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (o)		1,615,000	1,701,894
CMG Media Corp 8.875% 6/18/2029 (o)		315,000	274,905
CSC Holdings LLC 3.375% 2/15/2031 (o)		4,665,000	2,780,759
CSC Holdings LLC 4.125% 12/1/2030 (o)		2,190,000	1,336,054
CSC Holdings LLC 4.5% 11/15/2031 (o)		1,705,000	1,023,258
CSC Holdings LLC 4.625% 12/1/2030 (o)		1,640,000	606,989
Discovery Communications LLC 6.35% 6/1/2040		515,000	419,262
Discovery Global Holdings Inc 5.05% 3/15/2042		413,000	296,328
DISH DBS Corp 5.125% 6/1/2029		1,568,000	1,400,276
DISH DBS Corp 5.25% 12/1/2026 (o)		930,000	903,338
DISH DBS Corp 7.375% 7/1/2028		890,000	858,711
DISH DBS Corp 7.75% 7/1/2026		3,440,000	3,397,388
DISH Network Corp 11.75% 11/15/2027 (o)		1,519,000	1,572,584
Dotdash Meredith Inc 7.625% 6/15/2032 (o)		855,000	790,952
EchoStar Corp 10.75% 11/30/2029		1,957,983	2,138,548
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (b)		5,525,776	5,596,252
EW Scripps Co/The 9.875% 8/15/2030 (o)		1,155,000	1,159,784
Lamar Media Corp 5.375% 11/1/2033 (o)		1,645,000	1,649,297
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (o)		520,000	546,672
Time Warner Cable LLC 4.5% 9/15/2042		10,467,000	8,254,415
Time Warner Cable LLC 5.5% 9/1/2041		4,708,000	4,211,213
Time Warner Cable LLC 5.875% 11/15/2040		6,004,000	5,631,806
Time Warner Cable LLC 6.55% 5/1/2037		17,014,000	17,514,401
Time Warner Cable LLC 7.3% 7/1/2038		14,056,000	15,211,366
Univision Communications Inc 8.5% 7/31/2031 (o)(x)		4,855,000	4,968,636
Univision Communications Inc 9.375% 8/1/2032 (o)		2,990,000	3,163,917
			201,940,301
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.25% 11/15/2031		10,000,000	8,980,415
T-Mobile USA Inc 3.75% 4/15/2027		12,950,000	12,929,511
T-Mobile USA Inc 3.875% 4/15/2030		23,000,000	22,823,185
T-Mobile USA Inc 4.5% 4/15/2050		5,491,000	4,607,343
			49,340,454
TOTAL COMMUNICATION SERVICES			363,858,936
Consumer Discretionary - 0.6%
Automobile Components - 0.0%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (o)		835,000	849,802
American Axle & Manufacturing Inc 7.75% 10/15/2033 (o)(x)		1,580,000	1,605,818
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (o)		1,580,000	1,640,080
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (o)		955,000	1,000,324
Cooper-Standard Automotive Inc 9.25% 3/1/2031 (f)(o)		1,810,000	1,815,104
			6,911,128
Automobiles - 0.0%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (o)		1,910,000	1,806,633
Stellantis Finance US Inc 5.75% 3/18/2030 (o)		1,550,000	1,587,926
			3,394,559
Broadline Retail - 0.0%
GrubHub Holdings Inc 13% 7/31/2030 pay-in-kind (o)		357,771	239,284
Saks Global Enterprises LLC 11% (i)(o)		1	0
Saks Global Enterprises LLC 11% (i)(j)(o)		583,637	0
Wayfair LLC 6.75% 11/15/2032 (o)(x)		1,855,000	1,890,607
Wayfair LLC 7.25% 10/31/2029 (o)(x)		2,840,000	2,934,975
Wayfair LLC 7.75% 9/15/2030 (o)(x)		3,481,000	3,660,655
			8,725,521
Diversified Consumer Services - 0.1%
Service Corp International/US 5.75% 10/15/2032		585,000	596,413
Sotheby's 7.375% 10/15/2027 (o)		4,300,000	4,273,796
Sotheby's/Bidfair Holdings Inc 5.875% 6/1/2029 (o)		120,000	115,456
StoneMor Inc 8.5% 5/15/2029 (o)		2,990,000	2,900,371
TKC Holdings Inc 12% 2/15/2031 (o)		1,620,000	1,702,751
TKC Holdings Inc 8.5% 8/15/2030 (o)		2,150,000	2,200,073
			11,788,860
Hotels, Restaurants & Leisure - 0.2%
Acushnet Co 5.625% 12/1/2033 (o)		545,000	554,682
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (o)		692,000	637,419
Caesars Entertainment Inc 7% 2/15/2030 (o)		696,000	713,566
Carnival Corp 5.75% 8/1/2032 (o)		230,000	238,694
Carnival Corp 5.875% 6/15/2031 (o)		2,140,000	2,236,347
Carnival Corp 6.125% 2/15/2033 (o)		2,305,000	2,386,129
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (o)		3,930,000	3,706,461
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (o)		625,000	582,336
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (o)		910,000	919,712
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (o)		2,005,000	2,052,438
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (o)		540,000	555,786
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (o)(x)		635,000	656,495
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (o)		1,090,000	1,112,049
Life Time Inc 6% 11/15/2031 (o)		1,645,000	1,694,365
Light & Wonder International Inc 6.25% 10/1/2033 (o)(x)		1,640,000	1,647,085
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (o)		1,680,000	1,244,402
McDonald's Corp 3.5% 5/21/2032 (p)	EUR	860,000	1,032,773
McDonald's Corp 3.5% 7/1/2027		3,551,000	3,536,888
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 11.875% 4/15/2031 (o)		1,010,000	1,070,713
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (o)(x)		530,000	552,291
NCL Corp Ltd 6.25% 9/15/2033 (o)		1,175,000	1,186,020
NCL Corp Ltd 6.75% 2/1/2032 (o)		1,175,000	1,209,980
Royal Caribbean Cruises Ltd 4.25% 7/1/2026 (o)		1,285,000	1,284,731
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (o)		1,095,000	1,103,353
Royal Caribbean Cruises Ltd 6% 2/1/2033 (o)		995,000	1,029,264
Times Square Hotel Trust 8.528% 8/1/2026 (o)		60,673	60,787
Viking Cruises Ltd 5.875% 10/15/2033 (o)		2,735,000	2,790,138
Viking Cruises Ltd 9.125% 7/15/2031 (o)		440,000	468,135
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (o)		475,000	474,610
Yum! Brands Inc 4.625% 1/31/2032 (x)		1,150,000	1,130,632
			37,868,281
Household Durables - 0.1%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (o)		565,000	550,522
Ashton Woods USA LLC / Ashton Woods Finance Co 6.875% 8/1/2033 (o)		575,000	580,376
Beazer Homes USA Inc 7.5% 3/15/2031 (o)(x)		935,000	961,997
Century Communities Inc 6.625% 9/15/2033 (o)		1,165,000	1,183,774
Dream Finders Homes Inc 6.875% 9/15/2030 (o)(x)		1,170,000	1,196,305
LGI Homes Inc 4% 7/15/2029 (o)		705,000	654,968
LGI Homes Inc 7% 11/15/2032 (o)		4,100,000	4,019,398
LGI Homes Inc 8.75% 12/15/2028 (o)		540,000	563,415
New Home Co Inc/The 8.5% 11/1/2030 (o)		1,010,000	1,051,731
TopBuild Corp 4.125% 2/15/2032 (o)		940,000	893,378
TopBuild Corp 5.625% 1/31/2034 (o)		1,095,000	1,104,364
Whirlpool Corp 5.75% 3/1/2034 (x)		240,000	227,892
Whirlpool Corp 6.125% 6/15/2030		2,050,000	2,059,200
Whirlpool Corp 6.5% 6/15/2033 (x)		4,425,000	4,415,910
			19,463,230
Specialty Retail - 0.2%
Advance Auto Parts Inc 7.375% 8/1/2033 (o)		1,110,000	1,137,534
Carvana Co 10.25% 5/1/2030 (o)		120,000	128,400
Carvana Co 4.875% 9/1/2029 (o)		1,271,000	1,156,610
Carvana Co 5.5% 4/15/2027 (o)		575,000	563,500
Carvana Co 5.875% 10/1/2028 (o)		455,000	436,800
Carvana Co 9% 6/1/2030 pay-in-kind (b)(o)		617,138	642,478
Carvana Co 9% 6/1/2031 pay-in-kind (b)(o)		1,539,672	1,688,609
Champions Financing Inc 8.75% 2/15/2029 (o)(x)		1,879,000	1,781,450
LBM Acquisition LLC 6.25% 1/15/2029 (o)		820,000	625,186
LBM Acquisition LLC 9.5% 6/15/2031 (o)		1,455,000	1,357,079
Lowe's Cos Inc 3.35% 4/1/2027		1,437,000	1,429,307
Lowe's Cos Inc 3.75% 4/1/2032		27,423,000	26,565,594
Michaels Cos Inc/The 8.5% 3/15/2033 (f)(o)		1,700,000	1,653,598
Michaels Cos Inc/The 11% 3/15/2034 (f)(o)		1,700,000	1,588,927
Michaels Cos Inc/The 7.875% 5/1/2029 (o)		1,375,000	1,381,189
Staples Inc 10.75% 9/1/2029 (o)		3,525,000	3,234,414
Staples Inc 12.75% 1/15/2030 (o)		1,713,025	1,204,172
Wand NewCo 3 Inc 7.625% 1/30/2032 (o)		530,000	553,034
			47,127,881
TOTAL CONSUMER DISCRETIONARY			135,279,460
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (o)		775,000	771,147
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (o)		965,000	995,088
Albertsons Cos Inc 5.625% 3/31/2032 (o)		1,125,000	1,129,428
C&S Group Enterprises LLC 5% 12/15/2028 (o)		1,195,000	1,129,730
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (o)		2,076,000	2,178,324
Mars Inc 4.8% 3/1/2030 (o)		11,876,000	12,208,464
Mars Inc 5% 3/1/2032 (o)		8,916,000	9,235,765
Performance Food Group Inc 5.625% 3/1/2034 (o)		1,305,000	1,309,366
Performance Food Group Inc 6.125% 9/15/2032 (o)		545,000	559,441
US Foods Inc 4.75% 2/15/2029 (o)		590,000	587,518
US Foods Inc 5.75% 4/15/2033 (o)		920,000	938,425
US Foods Inc 6.875% 9/15/2028 (o)		620,000	639,246
			31,681,942
Food Products - 0.1%
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 3% 5/15/2032		7,990,000	7,275,330
Lamb Weston Holdings Inc 4.125% 1/31/2030 (o)		2,815,000	2,728,655
Lamb Weston Holdings Inc 4.375% 1/31/2032 (o)		160,000	152,739
Post Holdings Inc 4.625% 4/15/2030 (o)(x)		700,000	685,194
Post Holdings Inc 6.25% 10/15/2034 (o)		585,000	597,478
Post Holdings Inc 6.25% 2/15/2032 (o)		1,190,000	1,224,149
Post Holdings Inc 6.375% 3/1/2033 (o)(x)		1,845,000	1,877,993
Post Holdings Inc 6.5% 3/15/2036 (o)		550,000	559,507
			15,101,045
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (o)		540,000	551,296
Tobacco - 0.1%
Altria Group Inc 4.25% 8/9/2042		10,924,000	9,273,373
Altria Group Inc 4.5% 5/2/2043		7,299,000	6,333,468
Philip Morris International Inc 3.25% 6/6/2032	EUR	3,170,000	3,747,013
			19,353,854
TOTAL CONSUMER STAPLES			66,688,137
Energy - 1.5%
Energy Equipment & Services - 0.1%
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (o)		2,230,000	2,257,839
Kodiak Gas Services LLC 6.5% 10/1/2033 (o)		735,000	757,947
Kodiak Gas Services LLC 6.75% 10/1/2035 (o)		845,000	882,934
Nabors Industries Inc 8.875% 8/15/2031 (o)		911,000	943,778
Nabors Industries Inc 9.125% 1/31/2030 (o)		310,000	325,974
Star Holding LLC 8.75% 8/1/2031 (o)		769,000	774,662
Transocean Aquila Ltd 8% 9/30/2028 (o)		455,538	467,375
Transocean International Ltd 7.875% 10/15/2032 (o)		305,000	327,485
Transocean International Ltd 8.25% 5/15/2029 (o)		700,000	728,819
Transocean International Ltd 8.5% 5/15/2031 (o)		1,535,000	1,623,317
Transocean International Ltd 8.75% 2/15/2030 (o)		196,000	205,065
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (o)		1,095,000	1,113,564
WBI Operating LLC 6.25% 10/15/2030 (o)		875,000	891,835
WBI Operating LLC 6.5% 10/15/2033 (o)		875,000	889,219
			12,189,813
Oil, Gas & Consumable Fuels - 1.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (o)		530,000	538,030
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 7/1/2034 (o)		2,210,000	2,244,547
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (o)		600,000	622,612
California Resources Corp 7% 1/15/2034 (o)		110,000	112,013
California Resources Corp 8.25% 6/15/2029 (o)		2,625,000	2,755,749
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 2/15/2031 (o)		1,015,000	1,081,310
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (o)		2,570,000	2,670,744
CITGO Petroleum Corp 8.375% 1/15/2029 (o)		530,000	549,593
CNX Midstream Partners LP 4.75% 4/15/2030 (o)		1,050,000	1,024,028
CNX Resources Corp 5.875% 3/1/2034 (o)		1,200,000	1,202,194
CNX Resources Corp 7.25% 3/1/2032 (o)		1,045,000	1,095,782
CNX Resources Corp 7.375% 1/15/2031 (o)(x)		1,040,000	1,078,626
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (o)		6,422,000	6,957,974
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (o)		1,920,000	2,074,572
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (o)		3,456,000	3,769,025
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (o)		2,069,000	2,296,114
Comstock Resources Inc 5.875% 1/15/2030 (o)		2,009,000	1,936,162
Comstock Resources Inc 6.75% 3/1/2029 (o)		1,100,000	1,095,747
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (o)		250,000	249,319
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (o)		2,080,000	2,243,810
CVR Energy Inc 7.5% 2/15/2031 (o)		1,125,000	1,121,187
CVR Energy Inc 7.875% 2/15/2034 (o)		565,000	553,705
DBR Land Holdings LLC 6.25% 12/1/2030 (o)		1,085,000	1,119,069
DCP Midstream Operating LP 6.45% 11/3/2036 (o)		4,987,000	5,434,091
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (o)		2,750,000	2,763,475
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (o)		255,000	263,747
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (o)		1,350,000	1,409,611
Energy Transfer LP 3.75% 5/15/2030		9,728,000	9,569,385
Energy Transfer LP 4.95% 6/15/2028		7,159,000	7,302,048
Energy Transfer LP 5% 5/15/2050		4,377,000	3,741,091
Energy Transfer LP 5.25% 4/15/2029		4,040,000	4,172,563
Energy Transfer LP 5.8% 6/15/2038		3,992,000	4,147,746
Energy Transfer LP 6.5% 2/15/2056 (b)		675,000	682,044
Energy Transfer LP 6.75% 2/15/2056 (b)		115,000	117,546
Energy Transfer LP 7.375% 2/1/2031 (o)		760,000	788,893
Genesis Energy LP / Genesis Energy Finance Corp 6.75% 3/15/2034 (f)		565,000	571,517
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		2,095,000	2,214,991
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		1,150,000	1,161,309
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (o)		460,000	475,945
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (o)		75,000	79,236
Harvest Midstream I LP 7.5% 5/15/2032 (o)		630,000	653,929
Harvest Midstream I LP 7.5% 9/1/2028 (o)		1,905,000	1,926,230
Hess Corp 5.8% 4/1/2047		8,479,000	8,892,094
Hess Corp 7.125% 3/15/2033		2,041,000	2,385,604
Hess Midstream Operations LP 4.25% 2/15/2030 (o)		400,000	392,101
Hess Midstream Operations LP 5.125% 6/15/2028 (o)		1,315,000	1,316,060
Hess Midstream Operations LP 5.5% 10/15/2030 (o)		415,000	418,130
Hess Midstream Operations LP 5.875% 3/1/2028 (o)		1,015,000	1,031,838
Hess Midstream Operations LP 6.5% 6/1/2029 (o)		515,000	532,900
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (o)		520,000	537,410
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (o)		695,000	733,444
Kinder Morgan Energy Partners LP 5.5% 3/1/2044		15,589,000	15,286,832
Kinder Morgan Energy Partners LP 6.55% 9/15/2040		686,000	761,788
Kinder Morgan Inc 5.05% 2/15/2046		1,762,000	1,622,465
Kinetik Holdings LP 5.875% 6/15/2030 (o)		2,695,000	2,725,346
Kinetik Holdings LP 6.625% 12/15/2028 (o)		590,000	608,243
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (o)		1,740,000	1,714,674
MPLX LP 4.95% 9/1/2032		14,675,000	14,940,429
MPLX LP 5.5% 2/15/2049		6,593,000	6,171,752
Occidental Petroleum Corp 6.45% 9/15/2036		8,786,000	9,570,186
Occidental Petroleum Corp 6.6% 3/15/2046		10,444,000	11,095,789
Occidental Petroleum Corp 7.5% 5/1/2031		12,314,000	14,021,336
ONEOK Inc 4.25% 9/24/2027		4,280,000	4,300,472
ONEOK Inc 4.4% 10/15/2029		4,476,000	4,513,794
ONEOK Inc 4.75% 10/15/2031		8,707,000	8,831,964
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		95,000	94,603
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (o)(x)		2,840,000	2,849,844
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (o)(x)		1,420,000	1,507,158
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		2,689,000	2,637,034
Prairie Acquiror LP 9% 8/1/2029 (o)		640,000	667,830
Rockies Express Pipeline LLC 4.8% 5/15/2030 (o)		110,000	108,266
Rockies Express Pipeline LLC 4.95% 7/15/2029 (o)		940,000	940,074
Rockies Express Pipeline LLC 6.75% 3/15/2033 (o)		1,280,000	1,348,383
Rockies Express Pipeline LLC 6.875% 4/15/2040 (o)		490,000	504,671
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		1,075,000	1,059,184
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		1,015,000	1,015,384
Sunoco LP 4.5% 10/1/2029 (o)		730,000	717,228
Sunoco LP 4.625% 5/1/2030 (o)		2,980,000	2,915,779
Sunoco LP 5.625% 3/15/2031 (o)		500,000	504,298
Sunoco LP 5.625% 7/15/2034 (f)(o)		1,700,000	1,699,736
Sunoco LP 5.8% 7/15/2031 (f)(o)		1,700,000	1,703,970
Sunoco LP 5.875% 3/15/2034 (o)		500,000	501,997
Sunoco LP 6.25% 7/1/2033 (o)		1,170,000	1,205,013
Sunoco LP 6.625% 8/15/2032 (o)		900,000	931,586
Sunoco LP 7% 5/1/2029 (o)		450,000	466,704
Sunoco LP 7.25% 5/1/2032 (o)		515,000	544,141
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (o)		2,328,000	2,325,731
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (o)		2,285,000	2,315,621
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (o)		2,385,000	2,410,355
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (o)		525,000	539,545
Talos Production Inc 9% 2/1/2029 (o)(x)		325,000	338,472
Talos Production Inc 9.375% 2/1/2031 (o)(x)		760,000	808,650
Targa Resources Corp 4.35% 4/15/2031		5,572,000	5,572,448
Targa Resources Corp 4.35% 1/15/2029		4,745,000	4,783,633
Targa Resources Corp 4.9% 9/15/2030		6,326,000	6,496,389
Targa Resources Corp 5.65% 2/15/2036		15,234,000	15,839,889
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		2,221,000	2,149,055
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (o)		1,265,000	1,314,092
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (o)		1,915,000	2,015,382
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (o)		705,000	740,223
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (o)		2,360,000	2,513,898
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (o)		1,070,000	1,186,982
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (o)(x)		915,000	1,037,818
Western Gas Partners LP 4.65% 7/1/2026		2,834,000	2,834,761
Western Gas Partners LP 4.75% 8/15/2028		2,108,000	2,138,945
Williams Cos Inc/The 4.65% 8/15/2032		34,934,000	35,361,573
Williams Cos Inc/The 5.75% 6/24/2044		6,964,000	7,059,891
			321,978,196
TOTAL ENERGY			334,168,009
Financials - 6.8%
Banks - 3.1%
Bank of America Corp 3.419% 12/20/2028 (b)		8,456,000	8,368,547
Bank of America Corp 3.705% 4/24/2028 (b)		11,813,000	11,775,265
Bank of America Corp 4.25% 10/22/2026		5,344,000	5,352,130
Bank of America Corp 4.376% 4/27/2028 (b)		20,000,000	20,091,504
Bank of America Corp 4.571% 4/27/2033 (b)		10,000,000	10,040,687
Bank of America Corp 5.015% 7/22/2033 (b)		121,493,000	125,062,908
Citigroup Inc 4.296% 7/23/2036 (b)	EUR	1,000,000	1,200,459
Citigroup Inc 4.3% 11/20/2026		3,067,000	3,072,218
Citigroup Inc 4.412% 3/31/2031 (b)		7,342,000	7,380,270
Citigroup Inc 4.45% 9/29/2027		10,486,000	10,549,312
Citigroup Inc 4.6% 3/9/2026		4,812,000	4,812,458
Citigroup Inc 4.91% 5/24/2033 (b)		54,777,000	55,904,862
Citizens Financial Group Inc 2.638% 9/30/2032		5,802,000	5,102,027
JPMorgan Chase & Co 2.956% 5/13/2031 (b)		9,435,000	8,978,054
JPMorgan Chase & Co 4.452% 12/5/2029 (b)		20,700,000	20,920,194
JPMorgan Chase & Co 4.493% 3/24/2031 (b)		15,800,000	16,017,773
JPMorgan Chase & Co 4.586% 4/26/2033 (b)		73,217,000	73,984,748
JPMorgan Chase & Co 4.898% 1/22/2037 (b)		777,000	781,654
JPMorgan Chase & Co 4.912% 7/25/2033 (b)		53,314,000	54,663,676
JPMorgan Chase & Co 5.103% 4/22/2031 (b)		12,681,000	13,151,054
JPMorgan Chase & Co 5.572% 4/22/2036 (b)		15,063,000	15,928,487
JPMorgan Chase & Co 5.717% 9/14/2033 (b)		21,523,000	22,805,078
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (b)		21,940,000	22,021,628
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (b)		21,945,000	22,080,068
Synchrony Bank 5.625% 8/23/2027		12,818,000	13,056,164
Wells Fargo & Co 3.526% 3/24/2028 (b)		19,749,000	19,646,930
Wells Fargo & Co 4.478% 4/4/2031 (b)		30,867,000	31,185,775
Wells Fargo & Co 4.897% 7/25/2033 (b)		30,571,000	31,176,083
Wells Fargo & Co 5.15% 4/23/2031 (b)		17,154,000	17,758,421
Wells Fargo & Co 5.499% 1/23/2035 (b)		8,163,000	8,550,793
Wells Fargo & Co 5.574% 7/25/2029 (b)		21,000,000	21,725,597
Wells Fargo & Co 5.605% 4/23/2036 (b)		15,150,000	15,933,706
Western Alliance Bancorp 3% 6/15/2031 (b)		2,670,000	2,636,304
			701,714,834
Capital Markets - 2.1%
Ares Strategic Income Fund 5.45% 9/9/2028 (o)		10,286,000	10,285,441
Ares Strategic Income Fund 5.7% 3/15/2028		17,019,000	17,152,780
Ares Strategic Income Fund 5.8% 9/9/2030 (o)		8,322,000	8,265,286
Athene Global Funding 5.339% 1/15/2027 (o)		28,368,000	28,661,958
Athene Global Funding 5.583% 1/9/2029 (o)		16,286,000	16,648,295
Blackstone Private Credit Fund 4.875% 4/14/2026 (p)	GBP	1,360,000	1,832,236
Blackstone Private Credit Fund 7.3% 11/27/2028		20,400,000	21,332,286
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)		18,352,000	16,552,654
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)		39,245,000	36,413,686
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)		72,922,000	72,579,751
Goldman Sachs Group Inc/The 3.8% 3/15/2030		11,810,000	11,695,528
Goldman Sachs Group Inc/The 6.75% 10/1/2037		3,974,000	4,463,949
Hightower Holding LLC 6.75% 4/15/2029 (o)		549,000	544,344
Hightower Holding LLC 9.125% 1/31/2030 (o)		1,455,000	1,504,891
HPS Corporate Lending Fund 5.45% 1/14/2028		31,655,000	31,781,725
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (o)		1,885,000	1,896,255
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (o)		2,470,000	2,534,676
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (o)		290,000	301,713
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (o)		1,740,000	1,654,421
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (o)		750,000	730,305
Moody's Corp 3.25% 1/15/2028		4,181,000	4,131,651
Morgan Stanley 3.622% 4/1/2031 (b)		21,065,000	20,597,214
Morgan Stanley 3.955% 3/21/2035 (b)	EUR	1,250,000	1,506,881
Morgan Stanley 4.21% 4/20/2028 (b)		20,000,000	20,038,314
Morgan Stanley 4.431% 1/23/2030 (b)		8,668,000	8,749,009
Morgan Stanley 4.889% 7/20/2033 (b)		44,206,000	45,089,956
Morgan Stanley 5.192% 4/17/2031 (b)		11,495,000	11,907,830
Morgan Stanley 5.449% 7/20/2029 (b)		10,520,000	10,847,942
Morgan Stanley 5.664% 4/17/2036 (b)		9,117,000	9,634,807
Morgan Stanley 6.407% 11/1/2029 (b)		30,000,000	31,764,279
MSCI Inc 5.15% 3/15/2036		3,796,000	3,761,520
MSCI Inc 5.25% 9/1/2035		12,768,000	12,784,108
Sixth Street Specialty Lending Inc 6.125% 3/1/2029		6,857,000	6,956,193
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (o)		530,000	551,634
			475,153,518
Consumer Finance - 0.9%
Ally Financial Inc 4.75% 6/9/2027		25,000,000	25,195,466
Ally Financial Inc 6.646% 1/17/2040 (b)		2,053,000	2,048,188
Ally Financial Inc 6.7% 2/14/2033		2,000,000	2,085,570
Ally Financial Inc 7.1% 11/15/2027		21,840,000	22,893,212
Capital One Financial Corp 3.273% 3/1/2030 (b)		12,815,000	12,498,949
Capital One Financial Corp 3.65% 5/11/2027		29,451,000	29,347,298
Capital One Financial Corp 4.1% 2/9/2027		6,829,000	6,838,420
Capital One Financial Corp 4.927% 5/10/2028 (b)		27,617,000	27,889,446
Capital One Financial Corp 5.247% 7/26/2030 (b)		22,350,000	23,095,049
Capital One Financial Corp 6.377% 6/8/2034 (b)		3,571,000	3,871,445
Encore Capital Group Inc 8.5% 5/15/2030 (o)		1,550,000	1,658,181
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	980,000	1,199,088
Ford Motor Credit Co LLC 4.95% 5/28/2027		10,000,000	10,069,602
Ford Motor Credit Co LLC 4.97% 4/6/2029		3,700,000	3,723,596
Ford Motor Credit Co LLC 6.184% 8/29/2031	GBP	1,050,000	1,464,853
LFS Topco LLC 8.75% 7/15/2030 (o)		2,240,000	2,167,119
Navient Corp 4.875% 3/15/2028		285,000	272,355
Navient Corp 5% 3/15/2027		630,000	620,466
Navient Corp 5.5% 3/15/2029 (x)		655,000	611,813
Navient Corp 5.625% 8/1/2033		415,000	340,897
Navient Corp 7.875% 6/15/2032		1,045,000	975,213
OneMain Finance Corp 5.375% 11/15/2029 (x)		1,385,000	1,369,293
OneMain Finance Corp 6.125% 5/15/2030		1,015,000	1,018,986
OneMain Finance Corp 6.5% 3/15/2033		515,000	510,308
OneMain Finance Corp 6.625% 5/15/2029		260,000	265,428
OneMain Finance Corp 6.75% 3/15/2032		515,000	518,998
OneMain Finance Corp 6.75% 9/15/2033		220,000	218,352
OneMain Finance Corp 7.125% 11/15/2031		1,235,000	1,262,727
OneMain Finance Corp 7.125% 9/15/2032		845,000	864,146
OneMain Finance Corp 7.5% 5/15/2031		505,000	522,091
PRA Group Inc 8.875% 1/31/2030 (o)		535,000	544,362
SLM Corp 6.5% 1/31/2030		1,101,000	1,118,059
Stellantis Financial Services US Corp 5.4% 9/15/2030 (o)		1,571,000	1,588,420
Synchrony Financial 3.95% 12/1/2027		11,478,000	11,425,383
			200,092,779
Financial Services - 0.5%
Block Inc 3.5% 6/1/2031		1,075,000	1,009,417
Block Inc 5.625% 8/15/2030 (o)		975,000	987,783
Block Inc 6% 8/15/2033 (o)		1,305,000	1,326,123
Block Inc 6.5% 5/15/2032		3,120,000	3,209,728
Burford Capital Global Finance LLC 7.5% 7/15/2033 (o)		970,000	907,260
Clue Opco LLC 9.5% 10/15/2031 (o)(x)		613,000	634,792
Corebridge Financial Inc 3.65% 4/5/2027		15,270,000	15,189,860
Corebridge Financial Inc 3.9% 4/5/2032		7,187,000	6,825,291
Corebridge Financial Inc 4.35% 4/5/2042		1,635,000	1,392,647
Equitable Holdings Inc 4.572% 2/15/2029 (o)		2,913,000	2,923,702
HA Sustainable Infrastructure Capital Inc 6% 3/15/2036 (f)		1,132,000	1,125,168
HA Sustainable Infrastructure Capital Inc 7.125% 11/15/2056 (b)		565,000	564,845
HA Sustainable Infrastructure Capital Inc 8% 6/1/2056 (b)		1,648,000	1,736,267
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (o)		785,000	773,225
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		1,755,000	1,494,571
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		3,856,000	3,798,042
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		1,210,000	1,150,973
ION Platform Finance US Inc 7.875% 9/30/2032 (o)		940,000	752,196
Jackson Financial Inc 3.125% 11/23/2031		7,286,000	6,636,821
Jackson Financial Inc 5.17% 6/8/2027		6,781,000	6,863,464
Jackson Financial Inc 5.67% 6/8/2032		19,681,000	20,126,479
Jefferson Capital Holdin 8.25% 5/15/2030 (o)		530,000	555,277
NFE Financing LLC 12% (i)(o)		7,687,551	2,779,050
Pine Street Trust II 5.568% 2/15/2049 (o)		11,300,000	10,767,407
Rocket Cos Inc 6.375% 8/1/2033 (o)		1,835,000	1,896,509
Sixth Street Lending Partners 6.125% 7/15/2030		10,728,000	10,861,703
Walker & Dunlop Inc 6.625% 4/1/2033 (o)		895,000	884,630
WEX Inc 6.5% 3/15/2033 (o)(x)		487,000	489,453
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (o)		1,714,000	1,804,559
			109,467,242
Insurance - 0.2%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (o)		1,314,000	1,329,121
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (o)		1,662,000	1,610,179
Asurion LLC and Asurion Co-Issuer Inc 8% 12/31/2032 (o)		3,245,000	3,408,249
Asurion LLC and Asurion Co-Issuer Inc 8.375% 2/1/2034 (o)		10,605,000	10,553,743
Five Corners Funding Trust II 2.85% 5/15/2030 (o)		24,197,000	22,950,180
Liberty Mutual Group Inc 4.569% 2/1/2029 (o)		4,589,000	4,618,645
Pacific LifeCorp 5.125% 1/30/2043 (o)		4,258,000	4,056,234
Unum Group 4.046% 8/15/2041 (o)		562,000	466,269
Unum Group 5.75% 8/15/2042		8,796,000	8,686,855
			57,679,475
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (o)		1,095,000	1,105,890
Rithm Capital Corp 8% 4/1/2029 (o)		565,000	568,584
Rithm Capital Corp 8% 7/15/2030 (o)		1,085,000	1,090,002
Starwood Property Trust Inc 3.625% 7/15/2026 (o)		255,000	253,450
Starwood Property Trust Inc 5.25% 10/15/2028 (o)		550,000	552,644
Starwood Property Trust Inc 5.75% 1/15/2031 (o)		875,000	884,145
Starwood Property Trust Inc 6% 4/15/2030 (o)		920,000	941,315
Starwood Property Trust Inc 6.5% 10/15/2030 (o)		355,000	369,966
Starwood Property Trust Inc 6.5% 7/1/2030 (o)		910,000	946,423
Starwood Property Trust Inc 7.25% 4/1/2029 (o)		620,000	649,671
			7,362,090
TOTAL FINANCIALS			1,551,469,938
Health Care - 1.1%
Biotechnology - 0.0%
BioMarin Pharmaceutical Inc5.5% 2/15/2034 (o)(x)		1,125,000	1,134,891
Emergent BioSolutions Inc 3.875% 8/15/2028 (o)		2,301,000	2,011,935
			3,146,826
Health Care Equipment & Supplies - 0.0%
AdaptHealth LLC 5.125% 3/1/2030 (o)		1,165,000	1,122,556
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (o)		4,222,000	4,356,987
Sotera Health Holdings LLC 7.375% 6/1/2031 (o)		525,000	552,414
			6,031,957
Health Care Providers & Services - 1.0%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (o)		1,100,000	1,135,583
Accendra Health Inc 6.625% 4/1/2030 (o)		2,775,000	1,335,159
Centene Corp 2.45% 7/15/2028		25,480,000	24,015,624
Centene Corp 2.625% 8/1/2031		7,320,000	6,341,859
Centene Corp 3.375% 2/15/2030		7,780,000	7,214,347
Centene Corp 4.25% 12/15/2027		8,475,000	8,423,680
Centene Corp 4.625% 12/15/2029		13,170,000	12,850,842
CHS/Community Health Systems Inc 4.75% 2/15/2031 (o)		4,700,000	4,312,209
CHS/Community Health Systems Inc 5.25% 5/15/2030 (o)		4,375,000	4,203,641
CHS/Community Health Systems Inc 6.125% 4/1/2030 (o)		2,739,000	2,421,579
CHS/Community Health Systems Inc 9.75% 1/15/2034 (o)		1,040,000	1,095,971
Cigna Group/The 3.05% 10/15/2027		5,900,000	5,835,741
Cigna Group/The 4.8% 8/15/2038		6,950,000	6,737,491
CVS Health Corp 3% 8/15/2026		1,290,000	1,284,250
CVS Health Corp 3.625% 4/1/2027		3,769,000	3,757,566
CVS Health Corp 4.78% 3/25/2038		10,528,000	10,059,451
CVS Health Corp 5% 1/30/2029		6,934,000	7,116,678
CVS Health Corp 5.25% 1/30/2031		2,843,000	2,963,060
CVS Health Corp 6.75% 12/10/2054 (b)		1,653,000	1,719,409
CVS Health Corp 7% 3/10/2055 (b)		2,555,000	2,687,415
DaVita Inc 4.625% 6/1/2030 (o)		3,420,000	3,347,929
DaVita Inc 6.75% 7/15/2033 (o)		1,430,000	1,484,744
DaVita Inc 6.875% 9/1/2032 (o)(x)		1,685,000	1,750,860
Global Medical Response Inc 7.375% 10/1/2032 (o)		530,000	554,845
HCA Inc 3.5% 9/1/2030		20,318,000	19,683,363
HCA Inc 3.625% 3/15/2032		1,921,000	1,830,466
HCA Inc 5.625% 9/1/2028		10,497,000	10,831,859
HCA Inc 5.875% 2/1/2029		9,711,000	10,121,603
LifePoint Health Inc 10% 6/1/2032 (o)		735,000	766,608
Molina Healthcare Inc 6.25% 1/15/2033 (o)		3,563,000	3,504,980
Molina Healthcare Inc 6.5% 2/15/2031 (o)		1,640,000	1,645,240
National Mentor Holdings Inc 10.5% 12/15/2030 (o)		1,655,000	1,648,898
Pediatrix Medical Group Inc 5.375% 2/15/2030 (o)		1,105,000	1,097,852
Radiology Partners Inc 8.5% 7/15/2032 (o)		610,000	628,105
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (b)(o)		144,250	134,874
Sabra Health Care LP 3.2% 12/1/2031		24,037,000	22,229,588
Sabra Health Care LP 3.9% 10/15/2029		4,785,000	4,712,756
Surgery Center Holdings Inc 7.25% 4/15/2032 (o)		1,085,000	1,083,684
TEAM Services Holding Inc 9% 2/15/2033 (o)		2,285,000	2,235,096
Tenet Healthcare Corp 4.25% 6/1/2029		305,000	300,122
Tenet Healthcare Corp 4.375% 1/15/2030		1,610,000	1,580,663
Tenet Healthcare Corp 5.5% 11/15/2032 (o)		2,200,000	2,227,351
Tenet Healthcare Corp 6% 11/15/2033 (o)		895,000	924,920
Tenet Healthcare Corp 6.125% 10/1/2028		621,000	622,433
Tenet Healthcare Corp 6.125% 6/15/2030		1,735,000	1,769,618
Tenet Healthcare Corp 6.75% 5/15/2031		440,000	456,841
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		3,971,000	4,045,804
US Acute Care Solutions LLC 9.75% 5/15/2029 (o)		2,810,000	2,810,877
			219,543,534
Health Care Technology - 0.0%
IQVIA Inc 6.25% 6/1/2032 (o)		2,255,000	2,319,665
IQVIA Inc 6.5% 5/15/2030 (o)		960,000	987,084
			3,306,749
Pharmaceuticals - 0.1%
1261229 BC Ltd 10% 4/15/2032 (o)		5,265,000	5,444,708
Bausch Health Americas Inc 8.5% 1/31/2027 (o)		710,000	703,612
Elanco Animal Health Inc 6.65% 8/28/2028 (b)		2,437,000	2,533,510
Mylan Inc 4.55% 4/15/2028		7,694,000	7,733,151
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (o)(x)		1,770,000	1,737,548
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (o)(x)		2,515,000	2,234,843
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (o)		355,000	344,350
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (o)(x)		2,195,000	2,045,657
Utah Acquisition Sub Inc 3.95% 6/15/2026		2,434,000	2,431,243
			25,208,622
TOTAL HEALTH CARE			257,237,688
Industrials - 0.8%
Aerospace & Defense - 0.4%
Axon Enterprise Inc 6.125% 3/15/2030 (o)		1,435,000	1,478,948
Axon Enterprise Inc 6.25% 3/15/2033 (o)		1,225,000	1,269,736
Boeing Co 5.15% 5/1/2030		7,640,000	7,913,052
Boeing Co 5.705% 5/1/2040		7,640,000	7,948,925
Boeing Co 5.93% 5/1/2060		7,640,000	7,662,302
Boeing Co 6.259% 5/1/2027		3,625,000	3,713,587
Boeing Co 6.298% 5/1/2029		4,647,000	4,952,065
Boeing Co 6.388% 5/1/2031		3,520,000	3,847,610
Boeing Co 6.528% 5/1/2034		3,767,000	4,223,473
Boeing Co 6.858% 5/1/2054		5,671,000	6,503,666
Boeing Co 7.008% 5/1/2064		5,352,000	6,205,535
Carpenter Technology Corp 5.625% 3/1/2034 (o)		1,510,000	1,539,715
OneSky Flight LLC 8.875% 12/15/2029 (o)		1,060,000	1,128,130
TransDigm Inc 6% 1/15/2033 (o)		585,000	595,348
TransDigm Inc 6.125% 7/31/2034 (o)		1,510,000	1,533,761
TransDigm Inc 6.25% 1/31/2034 (o)(x)		385,000	398,281
TransDigm Inc 6.375% 3/1/2029 (o)		2,990,000	3,068,488
TransDigm Inc 6.375% 5/31/2033 (o)		3,405,000	3,475,255
TransDigm Inc 6.625% 3/1/2032 (o)		910,000	942,753
TransDigm Inc 6.75% 1/31/2034 (o)		1,780,000	1,847,251
TransDigm Inc 6.75% 8/15/2028 (o)		930,000	946,275
TransDigm Inc 6.875% 12/15/2030 (o)		690,000	718,120
TransDigm Inc 7.125% 12/1/2031 (o)		685,000	717,942
			72,630,218
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (o)(x)		2,156,000	2,248,969
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (o)		1,040,000	1,103,672
			3,352,641
Building Products - 0.1%
Advanced Drainage Systems Inc 5.375% 3/1/2034 (o)		1,155,000	1,163,801
AmeriTex HoldCo Intermediate LLC 7.625% 8/15/2033 (o)		1,150,000	1,204,076
Builders FirstSource Inc 4.25% 2/1/2032 (o)		1,285,000	1,225,530
Builders FirstSource Inc 6.375% 3/1/2034 (o)		635,000	654,060
Builders FirstSource Inc 6.75% 5/15/2035 (o)		2,520,000	2,629,783
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (o)		1,020,000	770,112
Carrier Global Corp 5.9% 3/15/2034		1,609,000	1,740,790
Cornerstone Building Brands Inc 6.125% 1/15/2029 (o)		620,000	309,441
Cornerstone Building Brands Inc 9.5% 8/15/2029 (o)		505,000	367,070
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (o)		2,553,000	2,642,342
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (o)		1,015,000	1,058,353
JH North America Holdings Inc 6.125% 7/31/2032 (o)		550,000	564,495
Masterbrand Inc 7% 7/15/2032 (o)		427,000	429,746
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (o)(x)		595,000	599,939
Standard Building Solutions Inc 5.875% 3/15/2034 (o)		1,105,000	1,102,307
Standard Building Solutions Inc 6.25% 8/1/2033 (o)		2,175,000	2,215,568
Standard Building Solutions Inc 6.5% 8/15/2032 (o)		1,040,000	1,070,509
			19,747,922
Commercial Services & Supplies - 0.1%
ADT Security Corp/The 5.875% 10/15/2033 (o)		1,095,000	1,112,920
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (o)		785,000	776,702
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (o)(x)		1,385,000	1,441,580
Allied Universal Holdco LLC 7.875% 2/15/2031 (o)		2,565,000	2,709,944
Artera Services LLC 8.5% 2/15/2031 (o)(x)		6,484,000	5,420,417
Brand Industrial Services Inc 10.375% 8/1/2030 (o)(x)		2,504,000	2,338,411
Clean Harbors Inc 6.375% 2/1/2031 (o)		585,000	600,634
CoreCivic Inc 4.75% 10/15/2027		1,928,000	1,928,474
CoreCivic Inc 8.25% 4/15/2029		520,000	539,998
GEO Group Inc/The 10.25% 4/15/2031		1,650,000	1,771,584
GEO Group Inc/The 8.625% 4/15/2029		1,300,000	1,352,671
GFL Environmental Holdings US Inc 5.5% 2/1/2034 (o)		560,000	562,014
GFL Environmental Inc 3.5% 9/1/2028 (o)		655,000	640,454
GFL Environmental Inc 6.75% 1/15/2031 (o)		250,000	262,212
Neptune Bidco US Inc 9.5% 2/15/2033 (o)		1,145,000	1,120,715
OT Midco Inc 10% 2/15/2030 (o)		2,125,000	902,210
Reworld Holding Corp 4.875% 12/1/2029 (o)		585,000	563,778
Williams Scotsman Inc 6.625% 4/15/2030 (o)		565,000	585,366
Williams Scotsman Inc 6.625% 6/15/2029 (o)		1,040,000	1,074,265
			25,704,349
Construction & Engineering - 0.0%
AECOM 6% 8/1/2033 (o)		2,070,000	2,115,047
Amsted Industries Inc 6.375% 3/15/2033 (o)(x)		1,060,000	1,101,593
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (o)		2,495,000	2,519,754
			5,736,394
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (o)		547,000	535,409
WESCO Distribution Inc 5.25% 4/15/2031 (o)		1,305,000	1,302,690
WESCO Distribution Inc 5.5% 4/15/2034 (o)		1,700,000	1,713,193
WESCO Distribution Inc 6.375% 3/15/2033 (o)		540,000	563,015
			4,114,307
Ground Transportation - 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (o)(x)		1,085,000	1,066,949
Genesee & Wyoming Inc 6.25% 4/15/2032 (o)		2,385,000	2,458,305
Uber Technologies Inc 4.15% 1/15/2031		8,848,000	8,813,350
Uber Technologies Inc 4.8% 9/15/2035		6,979,000	6,947,113
XPO Inc 7.125% 2/1/2032 (o)		1,510,000	1,582,454
XPO Inc 7.125% 6/1/2031 (o)(x)		570,000	592,295
			21,460,466
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (o)		880,000	871,461
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (o)		1,000,000	1,054,447
			1,925,908
Machinery - 0.0%
Allison Transmission Inc 5.875% 12/1/2033 (o)		1,200,000	1,225,463
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (b)(o)		2,139,718	2,364,395
Chart Industries Inc 7.5% 1/1/2030 (o)		136,000	141,278
Columbus McKinnon Corp/NY 7.125% 2/1/2033 (o)		1,135,000	1,166,848
Enpro Inc 6.125% 6/1/2033 (o)		1,070,000	1,104,291
			6,002,275
Passenger Airlines - 0.0%
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (o)		17,834	17,857
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (o)		1,545,000	1,570,100
United Airlines Holdings Inc 4.875% 3/1/2029		1,690,000	1,701,623
United Airlines Holdings Inc 5.375% 3/1/2031		1,125,000	1,145,354
			4,434,934
Professional Services - 0.0%
CACI International Inc 6.375% 6/15/2033 (o)		1,640,000	1,688,367
Paychex Inc 5.1% 4/15/2030		1,543,000	1,575,797
Paychex Inc 5.35% 4/15/2032		2,147,000	2,201,862
Paychex Inc 5.6% 4/15/2035		1,681,000	1,723,270
Verisk Analytics Inc 4.45% 3/15/2031		2,518,000	2,530,265
			9,719,561
Trading Companies & Distributors - 0.1%
FTAI Aviation Investors LLC 7% 6/15/2032 (o)		510,000	535,349
FTAI Aviation Investors LLC 7.875% 12/1/2030 (o)		1,235,000	1,306,789
Herc Holdings Inc 5.75% 3/15/2031 (o)		735,000	745,085
Herc Holdings Inc 6% 3/15/2034 (o)		675,000	678,599
Herc Holdings Inc 7% 6/15/2030 (o)		1,955,000	2,048,678
Herc Holdings Inc 7.25% 6/15/2033 (o)		1,355,000	1,432,326
QXO Building Products Inc 6.75% 4/30/2032 (o)		3,125,000	3,236,613
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (o)		520,000	541,672
United Rentals North America Inc 5.375% 11/15/2033 (o)		2,190,000	2,207,856
United Rentals North America Inc 6.125% 3/15/2034 (o)		1,945,000	2,037,547
			14,770,514
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (o)		525,000	549,901
TOTAL INDUSTRIALS			190,149,390
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.3%
Coherent Corp 5% 12/15/2029 (o)(x)		1,180,000	1,180,636
Dell International LLC / EMC Corp 4.15% 2/15/2029		8,943,000	8,975,008
Dell International LLC / EMC Corp 4.5% 2/15/2031		17,706,000	17,791,970
Dell International LLC / EMC Corp 4.75% 10/6/2032		11,804,000	11,914,420
Dell International LLC / EMC Corp 5.1% 2/15/2036		21,790,000	21,870,161
Lightning Power LLC 7.25% 8/15/2032 (o)		1,045,000	1,109,437
Sensata Technologies Inc 3.75% 2/15/2031 (o)		595,000	560,940
Sensata Technologies Inc 6.625% 7/15/2032 (o)(x)		1,020,000	1,067,724
			64,470,296
IT Services - 0.0%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (o)		3,105,000	3,051,833
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (o)		1,300,000	1,276,128
CoreWeave Inc 9% 2/1/2031 (o)		4,470,000	4,312,953
CoreWeave Inc 9.25% 6/1/2030 (o)		1,795,000	1,758,112
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (o)		1,550,000	1,450,063
			11,849,089
Semiconductors & Semiconductor Equipment - 0.4%
Amkor Technology Inc 5.875% 10/1/2033 (o)		540,000	551,036
Broadcom Inc 1.95% 2/15/2028		3,204,000	3,097,346
Broadcom Inc 2.45% 2/15/2031		45,257,000	41,833,002
Broadcom Inc 2.6% 2/15/2033		27,706,000	24,663,488
Broadcom Inc 3.187% 11/15/2036 (o)		7,432,000	6,411,395
Broadcom Inc 3.419% 4/15/2033		2,460,000	2,304,154
Entegris Inc 3.625% 5/1/2029 (o)		1,005,000	964,615
Entegris Inc 4.75% 4/15/2029 (o)		1,910,000	1,911,588
Entegris Inc 5.95% 6/15/2030 (o)		1,855,000	1,891,608
ON Semiconductor Corp 3.875% 9/1/2028 (o)		1,395,000	1,365,578
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (b)		604,896	448,176
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (b)(o)		574,527	614,055
			86,056,041
Software - 0.3%
Cloud Software Group Inc 8.25% 6/30/2032 (o)		1,446,000	1,447,211
Cloud Software Group Inc 9% 9/30/2029 (o)		3,681,000	3,604,616
Fiserv Funding ULC 3.5% 6/15/2032	EUR	899,000	1,048,138
Oracle Corp 3.6% 4/1/2040		6,696,000	5,060,137
Oracle Corp 4.45% 9/26/2030		6,726,000	6,596,549
Oracle Corp 4.55% 2/4/2029		560,000	561,063
Oracle Corp 4.8% 9/26/2032		11,220,000	10,963,345
Oracle Corp 4.95% 2/4/2031		562,000	560,849
Oracle Corp 5.2% 9/26/2035		10,214,000	9,870,328
Oracle Corp 5.35% 5/4/2033		560,000	561,888
Oracle Corp 5.7% 2/4/2036		562,000	562,315
Oracle Corp 5.875% 9/26/2045		6,299,000	5,707,305
Oracle Corp 5.95% 9/26/2055		7,897,000	6,949,310
Oracle Corp 6.1% 9/26/2065		8,128,000	7,043,110
Oracle Corp 6.55% 2/4/2046		792,000	771,766
Oracle Corp 6.7% 2/4/2056		562,000	545,005
Oracle Corp 6.85% 2/4/2066		112,000	107,296
Oracle Corp U.S. SOFR Averages Index + 1.11%, 4.777% 2/4/2029 (b)(c)		560,000	559,199
Rackspace Finance LLC 3.5% 5/15/2028 (o)		1,874,575	762,717
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030 (o)		3,425,000	3,900,774
			67,182,921
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (o)		1,380,000	1,411,775
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (o)		765,000	787,303
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (o)		500,000	527,580
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (o)		315,000	331,356
			3,058,014
TOTAL INFORMATION TECHNOLOGY			232,616,361
Materials - 0.5%
Chemicals - 0.4%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (b)(o)		2,834,528	2,451,867
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (o)		595,000	625,506
Celanese US Holdings LLC 6.5% 4/15/2030		865,000	886,254
Celanese US Holdings LLC 6.75% 4/15/2033		2,430,000	2,491,481
Celanese US Holdings LLC 6.85% 11/15/2028 (b)		5,198,000	5,470,089
Celanese US Holdings LLC 6.879% 7/15/2032 (b)(x)		1,090,000	1,149,097
Celanese US Holdings LLC 7% 2/15/2031		1,655,000	1,704,820
Celanese US Holdings LLC 7.05% 11/15/2030 (b)		9,531,000	10,161,724
Celanese US Holdings LLC 7.2% 11/15/2033 (b)(x)		5,688,000	6,110,881
Celanese US Holdings LLC 7.375% 2/15/2034		2,965,000	3,045,989
Chemours Co/The 4.625% 11/15/2029 (o)		1,785,000	1,690,771
Chemours Co/The 5.75% 11/15/2028 (o)		1,510,000	1,518,779
Chemours Co/The 7.875% 3/15/2034 (f)(o)		1,395,000	1,393,258
Chemours Co/The 8% 1/15/2033 (o)		1,390,000	1,413,694
CompoSecure Holdings LLC 5.625% 2/1/2033 (o)		2,235,000	2,223,825
GPD Cos Inc 12.5% 12/31/2029 pay-in-kind (o)		1,070,505	563,862
Mativ Holdings Inc 8% 10/1/2029 (o)(x)		1,365,000	1,347,135
Methanex US Operations Inc 6.25% 3/15/2032 (o)		1,390,000	1,438,654
Olin Corp 5% 2/1/2030 (x)		3,130,000	3,043,830
Olin Corp 6.625% 4/1/2033 (o)		1,845,000	1,801,590
Olympus Water US Holding Corp 6.25% 10/1/2029 (o)(x)		1,174,000	1,147,699
Olympus Water US Holding Corp 6.75% 8/1/2032 (o)		2,135,000	2,101,716
Olympus Water US Holding Corp 7.25% 2/15/2033 (o)		2,740,000	2,727,582
Olympus Water US Holding Corp 7.25% 6/15/2031 (o)(x)		675,000	690,622
Perimeter Holdings LLC 6.25% 1/15/2034 (o)		1,660,000	1,667,569
Solstice Advanced Materials Inc 5.625% 9/30/2033 (o)		1,116,000	1,128,076
Tronox Inc 4.625% 3/15/2029 (o)(x)		3,127,000	2,417,743
WR Grace Holdings LLC 5.625% 8/15/2029 (o)		2,605,000	2,495,425
WR Grace Holdings LLC 6.625% 8/15/2032 (o)		1,545,000	1,562,964
WR Grace Holdings LLC 7% 8/1/2033 (o)		755,000	768,703
WR Grace Holdings LLC 7.375% 3/1/2031 (o)		319,000	327,477
			67,568,682
Construction Materials - 0.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (o)		4,330,000	4,500,161
Quikrete Holdings Inc 6.75% 3/1/2033 (o)		1,345,000	1,398,068
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (o)		1,435,000	1,436,935
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (o)		1,590,000	1,689,191
			9,024,355
Containers & Packaging - 0.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (o)		1,910,000	1,822,973
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (o)		810,000	829,046
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (o)		1,370,000	1,380,344
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (o)		975,000	989,947
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (o)(x)		1,105,000	1,100,129
Crown Americas LLC / Crown Americas Capital Corp 5.875% 6/1/2033 (o)		1,560,000	1,602,788
Graphic Packaging International LLC 3.75% 2/1/2030 (o)(x)		610,000	577,290
Graphic Packaging International LLC 6.375% 7/15/2032 (o)		1,000,000	1,012,984
			9,315,501
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (o)		3,450,000	3,647,433
Alumina Pty Ltd 6.375% 9/15/2032 (o)		1,980,000	2,055,713
Century Aluminum Co 6.875% 8/1/2032 (o)		1,055,000	1,091,247
Cleveland-Cliffs Inc 7% 3/15/2032 (o)		985,000	1,000,392
Cleveland-Cliffs Inc 7.375% 5/1/2033 (o)		580,000	595,215
Cleveland-Cliffs Inc 7.5% 9/15/2031 (o)		540,000	563,623
Cleveland-Cliffs Inc 7.625% 1/15/2034 (o)		635,000	651,682
Commercial Metals Co 3.875% 2/15/2031		700,000	665,595
Commercial Metals Co 4.125% 1/15/2030		610,000	596,269
Commercial Metals Co 5.75% 11/15/2033 (o)		1,475,000	1,504,920
Commercial Metals Co 6% 12/15/2035 (o)		1,470,000	1,505,645
Kaiser Aluminum Corp 5.875% 3/1/2034 (o)(x)		1,100,000	1,112,252
Novelis Corp 3.875% 8/15/2031 (o)		510,000	466,088
Novelis Corp 6.375% 8/15/2033 (o)		510,000	515,551
Novelis Corp 6.875% 1/30/2030 (o)		1,910,000	1,971,651
			17,943,276
TOTAL MATERIALS			103,851,814
Real Estate - 1.6%
Diversified REITs - 0.3%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034		2,145,000	2,183,964
Piedmont Operating Partnership LP 2.75% 4/1/2032		2,906,000	2,531,712
Safehold GL Holdings LLC 6.1% 4/1/2034		2,520,000	2,720,504
Store Capital LLC 2.75% 11/18/2030		3,880,000	3,568,776
Store Capital LLC 4.625% 3/15/2029		3,549,000	3,565,382
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (o)		1,394,000	1,317,302
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (o)		3,224,000	3,135,605
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (o)		2,925,000	2,966,556
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (o)		1,215,000	1,232,262
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (o)		104,000	103,838
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (o)		255,000	254,746
VICI Properties LP 4.75% 2/15/2028		13,710,000	13,846,289
VICI Properties LP 4.75% 4/1/2028		2,811,000	2,838,617
VICI Properties LP 4.95% 2/15/2030		20,675,000	21,016,528
VICI Properties LP 5.125% 5/15/2032		4,986,000	5,057,461
VICI Properties LP 5.75% 4/1/2034		42,000	43,633
Vornado Realty LP 2.15% 6/1/2026		3,551,000	3,523,252
WP Carey Inc 3.85% 7/15/2029		2,566,000	2,545,587
WP Carey Inc 4.25% 7/23/2032	EUR	295,000	363,149
			72,815,163
Health Care REITs - 0.6%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (o)		1,915,000	1,872,931
Healthcare Realty Holdings LP 3.1% 2/15/2030		2,678,000	2,564,832
Healthcare Realty Holdings LP 3.5% 8/1/2026		2,790,000	2,778,704
Healthpeak OP LLC 3.25% 7/15/2026		1,156,000	1,152,722
MPT Operating Partnership LP / MPT Finance Corp 0.993% 10/15/2026	EUR	460,000	532,692
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		1,800,000	1,377,072
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		1,455,000	1,257,107
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		6,682,000	6,548,385
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (o)		485,000	519,084
Omega Healthcare Investors Inc 3.25% 4/15/2033 (x)		20,688,000	18,680,791
Omega Healthcare Investors Inc 3.375% 2/1/2031		5,332,000	5,031,836
Omega Healthcare Investors Inc 3.625% 10/1/2029		11,904,000	11,599,836
Omega Healthcare Investors Inc 4.5% 4/1/2027		18,502,000	18,530,685
Omega Healthcare Investors Inc 4.75% 1/15/2028		10,700,000	10,803,104
Ventas Realty LP 3% 1/15/2030		5,631,000	5,398,376
Ventas Realty LP 4% 3/1/2028		3,986,000	3,984,229
Ventas Realty LP 4.75% 11/15/2030		11,238,000	11,482,187
			104,114,573
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 5.75% 3/15/2034 (f)(o)		1,000,000	1,007,296
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (o)(x)		1,195,000	1,241,354
			2,248,650
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		3,649,000	3,383,813
Prologis Euro Finance LLC 3.25% 9/22/2032	EUR	1,055,000	1,246,496
			4,630,309
Office REITs - 0.2%
Boston Properties LP 4.5% 12/1/2028		7,625,000	7,689,134
Boston Properties LP 6.75% 12/1/2027		11,623,000	12,128,433
COPT Defense Properties LP 2.25% 3/15/2026		3,379,000	3,376,506
COPT Defense Properties LP 2.75% 4/15/2031		6,606,000	6,100,663
COPT Defense Properties LP 4.5% 10/15/2030		1,793,000	1,800,828
Hudson Pacific Properties LP 4.65% 4/1/2029		15,534,000	13,825,260
			44,920,824
Real Estate Management & Development - 0.2%
Americold Realty Operating Partnership LP 5.409% 9/12/2034		860,000	852,380
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (o)		215,000	217,331
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (o)		254,000	240,255
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (o)		657,000	647,645
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (o)		500,000	538,756
Brandywine Operating Partnership LP 3.95% 11/15/2027		8,220,000	8,057,339
Brandywine Operating Partnership LP 4.55% 10/1/2029		8,895,000	8,391,165
Brandywine Operating Partnership LP 8.3% 3/15/2028		10,931,000	11,535,474
Essex Portfolio LP 5.5% 4/1/2034		833,000	868,828
Forestar Group Inc 6.5% 3/15/2033 (o)(x)		1,600,000	1,638,080
Howard Hughes Corp/The 4.125% 2/1/2029 (o)		570,000	551,900
Howard Hughes Corp/The 4.375% 2/1/2031 (o)		595,000	565,912
Kennedy-Wilson Inc 4.75% 2/1/2030		1,170,000	1,134,801
Tanger Properties LP 2.75% 9/1/2031		8,621,000	7,885,022
Tanger Properties LP 3.125% 9/1/2026		4,970,000	4,941,088
Taylor Morrison Communities Inc 5.75% 11/15/2032 (o)		870,000	898,964
			48,964,940
Residential REITs - 0.1%
American Homes 4 Rent LP 2.375% 7/15/2031		1,451,000	1,307,943
American Homes 4 Rent LP 3.625% 4/15/2032		6,608,000	6,272,233
American Homes 4 Rent LP 5.5% 2/1/2034		2,259,000	2,333,127
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		7,275,000	7,080,730
Invitation Homes Operating Partnership LP 5.5% 8/15/2033		1,240,000	1,281,637
Sun Communities Operating LP 2.3% 11/1/2028		3,294,000	3,146,254
Sun Communities Operating LP 2.7% 7/15/2031		8,306,000	7,622,436
Sun Communities Operating LP 4.2% 4/15/2032		280,000	274,513
			29,318,873
Retail REITs - 0.2%
Brixmor Operating Partnership LP 4.05% 7/1/2030		10,439,000	10,345,489
Brixmor Operating Partnership LP 4.125% 5/15/2029		10,374,000	10,391,743
Brixmor Operating Partnership LP 4.125% 6/15/2026		8,538,000	8,535,950
Kite Realty Group Trust 4.75% 9/15/2030		764,000	778,916
NNN REIT Inc 5.6% 10/15/2033		1,255,000	1,323,177
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033		5,184,000	5,193,117
Realty Income Corp 2.2% 6/15/2028		1,564,000	1,506,756
Realty Income Corp 3.375% 6/20/2031	EUR	1,135,000	1,352,213
Realty Income Corp 3.4% 1/15/2028		3,355,000	3,326,984
			42,754,345
Specialized REITs - 0.0%
American Tower Corp 3.625% 5/30/2032	EUR	1,675,000	2,016,764
American Tower Corp 5.45% 2/15/2034		680,000	711,833
American Tower Corp 5.55% 7/15/2033		820,000	865,885
Iron Mountain Inc 6.25% 1/15/2033 (o)		880,000	899,190
Millrose Properties Inc 6.25% 9/15/2032 (o)		585,000	592,338
Millrose Properties Inc 6.375% 8/1/2030 (o)		980,000	1,005,382
			6,091,392
TOTAL REAL ESTATE			355,859,069
Utilities - 0.8%
Electric Utilities - 0.4%
Alabama Power Co 3.05% 3/15/2032		13,712,000	12,872,529
Clearway Energy Operating LLC 3.75% 1/15/2032 (o)(x)		315,000	292,961
Clearway Energy Operating LLC 3.75% 2/15/2031 (o)		1,775,000	1,681,535
Clearway Energy Operating LLC 4.75% 3/15/2028 (o)		375,000	373,776
Clearway Energy Operating LLC 5.75% 1/15/2034 (o)		1,120,000	1,134,758
Cleco Corporate Holdings LLC 3.375% 9/15/2029		6,938,000	6,606,328
Duke Energy Corp 3.85% 6/15/2034	EUR	1,520,000	1,819,551
Duquesne Light Holdings Inc 2.532% 10/1/2030 (o)		2,680,000	2,480,728
Duquesne Light Holdings Inc 2.775% 1/7/2032 (o)		8,750,000	7,934,479
Edison International 4.8% 3/15/2031		1,133,000	1,132,322
Edison International 6.25% 3/15/2030		594,000	628,266
Edison International 7.875% 6/15/2054 (b)		870,000	905,703
Edison International 8.125% 6/15/2053 (b)		1,320,000	1,372,120
Exelon Corp 3.35% 3/15/2032		8,005,000	7,564,869
Hawaiian Electric Co Inc 6% 10/1/2033 (o)		855,000	871,473
NRG Energy Inc 3.625% 2/15/2031 (o)		840,000	792,897
NRG Energy Inc 5.25% 6/15/2029 (o)		1,085,000	1,088,786
NRG Energy Inc 5.75% 1/15/2034 (o)		1,645,000	1,667,492
NRG Energy Inc 5.75% 7/15/2029 (o)		1,795,000	1,798,102
NRG Energy Inc 6% 1/15/2036 (o)		1,645,000	1,674,064
NRG Energy Inc 6% 2/1/2033 (o)		965,000	988,366
NRG Energy Inc 6.25% 11/1/2034 (o)(x)		1,575,000	1,628,816
Pacific Gas and Electric Co 5.2% 5/1/2036		200,000	200,663
Pacific Gas and Electric Co 6% 5/1/2056		200,000	197,536
PacifiCorp 7.375% 9/15/2055 (b)		1,531,000	1,550,554
PG&E Corp 5% 7/1/2028		2,265,000	2,259,013
PG&E Corp 5.25% 7/1/2030		1,885,000	1,886,561
PG&E Corp 6.85% 9/15/2056 (b)		1,762,000	1,759,147
PG&E Corp 7.375% 3/15/2055 (b)		2,289,000	2,369,067
Southern Co/The 1.875% 9/15/2081 (b)	EUR	1,835,000	2,120,874
Vistra Operations Co LLC 6.875% 4/15/2032 (o)		1,100,000	1,157,222
Vistra Operations Co LLC 7.75% 10/15/2031 (o)		745,000	787,286
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (o)(x)		750,000	778,463
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (o)(x)		2,470,000	2,561,023
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (o)		960,000	1,016,496
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (o)		1,480,000	1,566,571
			77,520,397
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 3.95% 7/15/2030 (o)		37,328,000	36,681,847
AES Corp/The 6.95% 7/15/2055 (b)		1,227,000	1,185,612
Alpha Generation LLC 6.25% 1/15/2034 (o)		1,095,000	1,111,980
Alpha Generation LLC 6.75% 10/15/2032 (o)		590,000	613,021
Calpine LLC 5.125% 3/15/2028 (o)		820,000	819,696
Sunnova Energy Corp 5.875% (i)(j)(o)		2,795,000	6,987
Talen Energy Supply LLC 6.25% 2/1/2034 (o)		1,645,000	1,673,943
Talen Energy Supply LLC 6.5% 2/1/2036 (o)		1,645,000	1,691,337
			43,784,423
Multi-Utilities - 0.2%
NiSource Inc 2.95% 9/1/2029		13,668,000	13,198,328
NiSource Inc 5.8% 2/1/2042		2,300,000	2,344,905
NiSource Inc 5.95% 6/15/2041		3,281,000	3,443,144
Puget Energy Inc 4.1% 6/15/2030		12,516,000	12,353,471
Puget Energy Inc 4.224% 3/15/2032		23,786,000	23,247,959
			54,587,807
TOTAL UTILITIES			175,892,627
TOTAL UNITED STATES			3,767,071,429
UZBEKISTAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (o)		265,000	274,406
Navoi Mining & Metallurgical Combinat 6.75% 5/14/2030 (o)		910,000	961,597
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (o)		440,000	473,540
Navoiyuran State Enterprise 6.7% 7/2/2030 (o)		685,000	704,693

TOTAL UZBEKISTAN			2,414,236
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 12.75% (i)(o)		98,000	40,910
Petroleos de Venezuela SA 5.375% (i)(p)		353,900	108,470
Petroleos de Venezuela SA 6% (i)(o)		1,847,331	586,528
Petroleos de Venezuela SA 6% (i)(o)		1,619,833	514,297

TOTAL VENEZUELA			1,250,205
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (o)		753,195	750,409
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 6.375% 2/15/2036 (o)		1,080,000	1,083,473
First Quantum Minerals Ltd 7.25% 2/15/2034 (o)		1,440,000	1,506,704
First Quantum Minerals Ltd 8% 3/1/2033 (o)		955,000	1,017,667
First Quantum Minerals Ltd 8.625% 6/1/2031 (o)		330,000	345,942

TOTAL ZAMBIA			3,953,786
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $4,905,311,771)			4,920,591,343

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
DigitalBridge Group Inc Series H, 7.125%	1,906	33,183
DigitalBridge Group Inc Series I, 7.15%	2,229	38,919
		72,102
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Arbor Realty Trust Inc Series F, 6.25% (b)	22,800	491,796
Franklin BSP Realty Trust Inc 7.5%	18,900	400,491
MFA Financial Inc 7.5%	13,700	287,974
		1,180,261
TOTAL FINANCIALS		1,252,363
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 11.25% (n)	18,100	1,810,000
Real Estate - 0.0%
Industrial REITs - 0.0%
Rexford Industrial Realty Inc 5.875% Series B	16,525	371,317
Retail REITs - 0.0%
Cedar Realty Trust Inc 7.25%	137	2,594
Specialized REITs - 0.0%
National Storage Affiliates Trust Series A, 6%	6,925	145,425
TOTAL REAL ESTATE		519,336
TOTAL UNITED STATES		3,581,699
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $3,590,987)		3,581,699

Preferred Securities - 0.2%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (m)(p)		1,486,000	1,459,344
CHILE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco de Credito e Inversiones SA 7.5% (b)(m)(o)		545,000	602,073
Banco de Credito e Inversiones SA 8.75% (b)(m)(o)		550,000	596,154
Banco del Estado de Chile 7.95% (b)(m)(o)		480,000	526,000

TOTAL CHILE			1,724,227
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (b)(m)(p)	EUR	810,000	900,036
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (b)(m)(p)	EUR	730,000	785,105
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 7.45% (b)(m)(o)		1,090,000	1,165,907
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (b)(m)(p)	EUR	2,200,000	2,656,559
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown Finance Sarl 7.875% (b)(m)		3,150,000	3,304,031
Grand City Properties SA 1.5% (b)(m)(p)	EUR	1,800,000	2,139,533
TOTAL REAL ESTATE			5,443,564
TOTAL GERMANY			8,100,123
HONG KONG - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd 4% (b)(m)(p)		1,000,000	1,002,211
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Network i2i Ltd 3.975% (b)(m)(o)		350,000	352,291
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
NBK Tier 1 Ltd 3.625% (b)(m)(o)		340,000	336,983
MEXICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (b)(m)(o)		902,000	935,543
Banco Mercantil del Norte SA/Grand Cayman 8.375% (b)(m)(o)		375,000	400,694
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (b)(o)		485,000	485,394
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (b)(o)		555,000	631,276
TOTAL FINANCIALS			2,452,907
Materials - 0.0%
Construction Materials - 0.0%
Cemex SAB de CV 5.125% (b)(m)(o)		2,670,000	2,728,834
Cemex SAB de CV 7.2% (b)(m)(o)		1,350,000	1,466,383
TOTAL MATERIALS			4,195,217
TOTAL MEXICO			6,648,124
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (b)(i)(j)(m)(o)		390,000	19,499
SAUDI ARABIA - 0.0%
Financials - 0.0%
Banks - 0.0%
NCB Tier 1 Sukuk Ltd 3.5% (b)(m)(p)		615,000	612,219
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.625% (b)(m)(p)	EUR	1,410,000	1,668,549
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (b)(c)(i)(m)(p)	EUR	1,985,000	1,767,899

TOTAL SWEDEN			3,436,448
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(c)(i)(j)(m)(p)		7,755,000	1,861,200
UNITED ARAB EMIRATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Emirates NBD Bank PJSC 6.25% (b)(m)(p)		720,000	733,824
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 8.875% (b)(m)(p)	GBP	1,000,000	1,444,720
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 5 year UK Government Bond + 4.135%, 7.884% (b)(c)(m)(p)	GBP	1,015,000	997,715
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (b)(m)(p)	GBP	1,475,000	2,050,200
TOTAL UNITED KINGDOM			4,492,635
UNITED STATES - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 6.625% (b)(m)		1,035,000	1,050,632
Energy Transfer LP Series G, 7.125% (b)(m)		710,000	751,048
Mesquite Energy Inc 7.25% (i)(j)(m)		4,592,000	459
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0241% (b)(c)(m)		4,870,000	4,881,000
Sunoco LP 7.875% (b)(m)(o)		1,965,000	2,101,424
TOTAL ENERGY			8,784,563
Financials - 0.1%
Banks - 0.1%
Bank of America Corp 6.25% (b)(m)		1,080,000	1,117,654
BW Real Estate Inc 9.5% (b)(m)(o)		1,194,000	1,268,269
Citigroup Inc 6.5% (b)(m)		560,000	570,147
Citigroup Inc 6.625% (b)(m)		1,655,000	1,735,419
			4,691,489
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (b)(m)		1,429,000	1,352,927
Ally Financial Inc 4.7% (b)(m)		1,124,000	1,122,740
			2,475,667
Insurance - 0.0%
Alliant Holdings LP 10.5% (b)(j)(m)		630,342	636,624
TOTAL FINANCIALS			7,803,780
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 4.125% (b)(m)		3,442,000	3,442,737
Aircastle Ltd 5.25% (b)(m)(o)		2,616,000	2,677,788
TOTAL INDUSTRIALS			6,120,525
TOTAL UNITED STATES			22,708,868
TOTAL PREFERRED SECURITIES (Cost $64,397,249)			56,339,044

U.S. Government Agency - Mortgage Securities - 19.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 19.6%
Fannie Mae 2% 11/1/2051	10,566,546	8,845,700
Fannie Mae 2% 3/1/2052	9,741,389	8,145,793
Fannie Mae 2.5% 4/1/2052	2,581,832	2,270,458
Fannie Mae 2.5% 5/1/2052	4,915,812	4,307,594
Fannie Mae 2.5% 6/1/2052	10,772,271	9,506,778
Fannie Mae 3% 12/1/2051	9,961,209	9,100,890
Fannie Mae 3% 6/1/2052	4,859,168	4,471,385
Fannie Mae 3.5% 7/1/2047	94,551	90,575
Fannie Mae 5.5% 2/1/2055	5,111,093	5,268,150
Fannie Mae 6.5% 7/1/2054	182,013	192,293
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 6.32% 4/1/2037 (b)(c)	5,279	5,458
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 5.96% 1/1/2035 (b)(c)	1,185	1,222
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (b)(c)	721	740
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (b)(c)	1,879	1,942
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.44% 3/1/2037 (b)(c)	6,148	6,379
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6093%, 6.369% 5/1/2035 (b)(c)	6,634	6,844
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.315% 9/1/2036 (b)(c)	1,282	1,328
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6669%, 6.391% 11/1/2036 (b)(c)	1,765	1,826
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6731%, 6.22% 3/1/2033 (b)(c)	2,816	2,902
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6834%, 6.511% 5/1/2036 (b)(c)	3,956	4,098
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.592% 6/1/2042 (b)(c)	5,824	6,110
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7392%, 6.152% 3/1/2040 (b)(c)	10,314	10,782
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.279% 7/1/2035 (b)(c)	2,008	2,076
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 8/1/2041 (b)(c)	18,174	19,085
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.038% 2/1/2036 (b)(c)	4,588	4,765
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.07% 1/1/2042 (b)(c)	37,996	39,901
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (b)(c)	1,891	1,986
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8063%, 6.388% 12/1/2040 (b)(c)	233,943	245,677
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.06% 12/1/2039 (b)(c)	3,696	3,868
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.508% 7/1/2041 (b)(c)	3,848	4,041
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (b)(c)	3,291	3,456
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.593% 2/1/2042 (b)(c)	12,691	13,328
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.82%, 6.07% 12/1/2035 (b)(c)	7,145	7,427
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (b)(c)	1,120	1,165
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (b)(c)	7,446	7,792
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 5.929% 10/1/2033 (b)(c)	11,301	11,612
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (b)(c)	2,605	2,689
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.217% 6/1/2036 (b)(c)	7,602	7,866
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.275%, 6.379% 10/1/2033 (b)(c)	3,549	3,663
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.392% 7/1/2034 (b)(c)	2,506	2,583
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	5,726,655	5,238,430
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	897,704	776,913
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	10,971,438	8,736,308
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	88,388	81,045
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	880,629	763,227
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	7,566,531	6,492,588
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	61,352	56,256
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	898,761	778,376
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	915,968	792,145
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	8,858,004	7,039,588
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	936,678	809,542
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	205,492	165,170
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	3,563,595	2,832,042
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	3,815,339	3,195,173
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	8,141,981	7,257,742
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	2,517,019	2,245,133
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	2,724,265	2,280,596
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	2,423,697	2,050,943
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	868,134	726,751
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	5,708,647	4,818,195
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	70,919	59,214
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	21,851	18,149
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	15,366,554	13,819,681
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	4,049,251	3,611,894
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	3,233,683	2,883,939
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	1,610,022	1,354,358
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	553,343	463,227
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	549,286	459,831
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	8,123,665	6,856,512
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	5,110,060	4,297,009
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	973,892	818,330
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	42,062	35,172
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	5,515,451	4,956,397
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	800,966	722,226
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	14,079	12,655
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,988,073	1,669,270
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	565,213	472,987
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	452,343	380,513
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	40,241	33,687
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	4,005,858	3,365,990
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,814,525	2,366,712
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,575,160	1,329,462
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	1,650,207	1,624,959
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	305,367	285,467
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	211,420	197,642
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	209,592	195,998
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	109,244	102,534
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	15,078	13,536
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	286,893	241,515
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	39,010	32,742
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	15,468	13,879
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	65,767	55,200
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	5,290,647	4,448,863
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,019,193	1,706,126
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,367,938	1,148,578
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	899,758	759,411
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,318,369	1,182,808
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	690,203	621,646
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	928,776	776,646
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	632,181	528,633
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	313,605	293,363
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	15,843,097	14,230,234
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	349,225	326,466
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	2,319,758	2,077,352
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	499,261	449,600
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	732,978	614,523
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	2,587,990	2,316,150
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	236,174	211,335
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	28,538,610	23,908,706
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,725,928	1,453,476
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,548,221	1,293,178
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,416,811	1,186,958
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	322,326	271,344
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	194,899	163,158
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	160,361	134,496
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	46,746	39,206
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	22,414	18,764
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2040	16,655,471	15,007,883
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	535,606	448,713
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	439,417	367,442
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	246,454	208,011
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	55,019	45,956
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	507,767	425,390
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	821,568	686,999
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	907,850	882,750
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	2,456,171	2,156,882
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,806,902	2,470,138
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	655,543	575,049
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	880,144	856,110
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	787,378	766,141
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	585,160	552,496
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	2,396,778	2,209,962
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	14,702,688	13,016,813
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,515,063	1,327,609
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	146,123	143,650
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	575,430	559,711
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	249,783	242,127
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	65,269	63,248
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	2,883	2,799
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	3,851,610	3,678,030
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	2,048,557	1,896,111
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,379,044	1,266,698
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	461,812	425,167
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	9,781,684	8,608,108
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	6,210,578	5,442,162
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	4,699,814	4,118,321
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	1,608,978	1,563,956
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	3,467,738	3,371,773
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	458,446	444,240
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	4,715,210	4,579,910
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	6,529,278	5,721,431
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	4,017,380	3,535,387
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	3,556,679	3,127,737
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	484,176	471,112
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	166,430	145,058
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	734,678	682,220
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	3,076,563	2,699,755
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	871,870	848,043
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	7,499,665	6,670,188
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	884,109	778,589
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	770,614	751,992
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	866,753	799,389
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	673,368	620,616
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	654,238	606,358
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	343,658	316,326
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	141,772	130,335
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	18,738,235	16,536,926
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	16,463,090	14,436,452
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	9,926,499	8,707,630
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	8,922,502	7,874,314
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	7,726,611	6,818,913
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	9,336,331	8,233,693
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	5,056,749	4,476,920
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	12,051,841	10,636,028
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	1,891,733	1,750,980
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	2,516,158	2,320,837
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	683,034	630,735
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	6,791,191	6,012,483
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	3,804,637	3,360,058
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	1,091,556	1,064,072
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	4,059,178	3,743,061
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	10,729,543	9,412,068
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	8,589,151	7,534,494
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	8,295,482	7,276,885
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	3,843	3,776
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	524,403	493,692
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	43,530	40,939
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	35,715	33,783
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	12,048	11,397
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	12,039	11,306
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	11,691	10,980
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,483	9,849
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	6,698,477	6,109,484
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	4,057	3,980
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	10,638	9,996
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	2,821,525	2,621,925
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	7,502,883	6,915,843
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	2,287,489	2,085,637
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	108,110	105,973
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	578,821	570,303
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	306,169	288,594
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	255,508	240,600
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	9,783	9,198
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	3,549,069	3,298,001
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	3,448,783	3,204,810
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	1,322,001	1,205,758
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	7,576,391	6,943,350
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	6,059,363	5,581,480
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	4,976,087	4,554,093
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	4,707,476	4,314,145
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	64,989	59,721
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	47,630	43,770
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	1,598,217	1,571,522
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	14,895	14,606
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	12,168,966	11,098,956
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	3,794,769	3,459,911
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,398,719	2,195,297
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,043,172	1,870,541
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	976,522	963,891
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	21,004	20,647
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	403,010	397,267
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	91,967	86,555
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	85,859	80,701
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	77,648	72,835
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	46,934	44,271
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	6,957	6,515
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	2,986,030	2,749,598
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	6,925,556	6,331,746
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	4,566,056	4,174,554
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	724,143	658,886
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	654,882	595,866
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	338,184	332,297
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	305,905	299,648
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	180,261	176,904
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040	117,470	113,859
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	137,622	129,563
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	6,391	6,012
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	1,257,112	1,168,182
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	6,407,402	5,884,049
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	3,264,496	2,970,309
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	21,327	20,910
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2038	52,585	51,451
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	5,887	5,532
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	2,619,777	2,446,729
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2049	25,273	23,256
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	5,456,994	5,021,502
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	3,071,260	2,810,804
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	8,924	8,761
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	451,914	424,238
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	91,920	86,496
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	26,698	25,096
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	14,779	13,817
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	7,461	7,039
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	6,972	6,527
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	48,007	44,669
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	1,148,874	1,067,959
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	749,622	690,268
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	399,929	365,388
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2032	70,082	68,802
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	21,885	20,548
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	5,999	5,622
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	4,308	4,032
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	4,148,053	3,814,428
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	2,153,684	2,113,556
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	1,147,619	1,131,623
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	37,715	36,639
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	156,099	151,085
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	86,741	81,832
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	4,945,333	4,549,128
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	4,053,639	3,718,740
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2038	18,725	18,171
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	54,698	52,198
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	106,028	99,355
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	101,717	94,535
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	34,749	32,166
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	10,562,712	9,680,151
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	4,912,748	4,514,548
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	2,801,208	2,570,656
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	140,354	137,739
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	114,275	112,125
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	2,520,851	2,478,738
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	219,641	206,874
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	46,727	43,816
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	17,105	16,052
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	6,877	6,439
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	75,414	73,127
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	1,570	1,521
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	184,230	178,329
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	19,382	18,529
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	520,947	498,885
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	113,356	108,484
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	59,498	56,941
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	1,785,415	1,717,612
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	420,981	399,995
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	9,770	9,504
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	575,797	557,501
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	182,335	176,579
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	54,405	52,689
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	9,681	9,363
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	21,605	20,731
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	383,080	367,575
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	1,632,608	1,571,628
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	32,460,810	31,258,514
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	31,727	30,682
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	17,991	17,353
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	2,878,813	2,723,606
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	1,157,706	1,123,099
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	40,549	39,317
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	14,223	13,772
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	37,329	35,989
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	20,296	19,482
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	13,509	12,962
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	400,231	383,281
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	25,156	24,345
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	885,595	839,787
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	111,745	108,042
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	441,707	417,617
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	275,017	265,776
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	980,046	939,968
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	13,685,418	13,067,338
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	125,068	120,804
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	2,462,257	2,358,748
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	897,123	861,371
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	3,607,172	3,431,861
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2034	4,995,985	4,927,858
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	7,310	7,079
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	343,985	332,354
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	6,113	5,923
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	2,359,468	2,252,907
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	15,814,723	14,981,866
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	34,741	33,507
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2045	8,459	8,127
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	2,080,697	1,993,228
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	52,406	50,203
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	51,342	49,168
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	49,897	47,799
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	36,307	34,781
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	16,379	15,685
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	4,201,699	4,067,846
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	5,626,057	5,361,416
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	1,406,788	1,330,504
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2040	567	549
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	222,433	215,465
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	80,128	77,753
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	221,940	215,111
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	45,442	44,010
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	1,813,223	1,740,964
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	911,124	874,246
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	47,812	45,802
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	691,099	653,623
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2037	74,339	73,654
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	133,459	129,221
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	122,951	119,086
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	12,800	12,392
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	11,242	10,911
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	4,961,878	4,769,545
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	1,075,959	1,035,771
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	427,894	426,519
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	44,207	44,034
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	42,312	42,151
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	17,244	17,182
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	13,605	13,564
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	13,304	13,260
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	11,734	11,690
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	8,435	8,406
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	5,185	5,169
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,853	3,835
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	2,082	2,082
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	368,465	367,212
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	6,784	6,741
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	2,017	2,014
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	2,164,814	2,155,275
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	27,846	27,658
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	4,977	4,949
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	1,929,132	1,908,879
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	120,892	119,535
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	111,175	110,855
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	67,175	66,868
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	27,349	27,266
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	21,716	21,672
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	13,568	13,531
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	527,436	525,376
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	369,773	368,231
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	22,003	21,897
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	7,106	7,079
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	2,112	2,113
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	27,593	27,470
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	13,748	13,656
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	1,265,103	1,259,629
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	2,302,929	2,285,579
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	2,022,060	2,001,609
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	19,276	19,054
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	375,660	371,679
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	831,226	828,599
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	122,369	122,041
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	97,862	97,641
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	88,435	88,089
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	82,714	82,364
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	78,140	77,863
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	75,461	75,249
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	67,274	67,063
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	64,190	63,892
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	58,543	58,325
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	56,922	56,763
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	54,999	54,768
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	50,762	50,602
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	39,276	39,108
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	37,286	37,109
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	33,252	33,129
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	32,931	32,856
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	26,220	26,097
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	22,064	22,040
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	15,158	15,051
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,832	4,809
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,671	4,657
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,049	1,045
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	331,248	329,930
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	183,884	183,134
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	148,746	148,098
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	7,797	7,748
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	11,234	11,207
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	9,530	9,491
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	161,484	159,722
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	20,356	20,134
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	201,329	200,583
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	85,113	84,849
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	12,848	12,806
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	11,918	11,879
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,395	6,370
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,881	5,874
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,439	5,426
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,293	5,275
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,199	5,183
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,631	4,621
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,525	4,512
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,228	4,202
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,802	3,788
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,783	2,775
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,364	1,361
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	124,873	124,327
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	61,358	61,072
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	52,611	52,391
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	15,213	15,150
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	10,230	10,186
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	40,249	39,901
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	494,843	489,755
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	37,562	37,136
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	93,456	92,407
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	353,277	352,159
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	52,958	52,784
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	16,909	16,884
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	15,109	15,058
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	6,722	6,694
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	5,037	5,023
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	267,108	265,876
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	27,873	27,706
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	8,878	8,867
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	4,664	4,650
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	4,360	4,336
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	43,843	43,532
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	478,701	470,487
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	80,449	79,546
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	11,732	11,731
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	46,594	46,412
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	21,078	20,974
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	20,669	20,593
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	17,600	17,514
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	11,407	11,366
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	10,298	10,277
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	9,146	9,115
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	8,132	8,093
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	4,328	4,321
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	3,978	3,964
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,878	2,870
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	178,127	177,135
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	24,000	23,904
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	21,444	21,353
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	13,340	13,277
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	12,549	12,489
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	12,382	12,315
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	10,733	10,682
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	58,933	58,355
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	256,182	253,594
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	154,997	154,331
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	108,072	107,614
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	50,866	50,647
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	30,452	30,307
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	23,268	23,119
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	22,867	22,743
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	7,891	7,853
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	7,122	7,080
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	3,260	3,253
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	36,715	36,458
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	6,721,556	6,662,079
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	76,760	75,875
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	4,026,252	3,955,908
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	21,610	21,368
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	43,413	42,940
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	1,016,983	1,002,393
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	711,738	694,788
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	23,039	22,437
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	60,462	60,254
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	5,577	5,545
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	10,591	10,482
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	340,083	336,692
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	559,617	551,238
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	21,613	21,370
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	19,784	19,747
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	4,038	4,031
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	1,378	1,374
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	129,620	128,286
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	78,439	77,561
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	14,783	14,561
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	97,776	97,546
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	27,591	27,484
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	10,341	10,300
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	24,570	24,467
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	11,089	11,023
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	9,473	9,427
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	5,971	5,961
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,636	2,626
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	406,903	402,591
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	23,422	23,189
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	121,589	120,263
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	10,580	10,464
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	205,642	203,270
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	19,137	19,414
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	2,073	2,105
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	1,483	1,505
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	32,966	33,441
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	2,613	2,654
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	2,463	2,501
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	1,246	1,265
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	507	511
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	430,798	432,710
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	25,562	25,896
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	18,633	18,882
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	6,187	6,274
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2034	9,324	9,439
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	10,997	11,184
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	111,869	112,365
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	86,511	86,895
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	10,074	10,229
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	7,148	7,256
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	2,588	2,626
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2037	7,010	7,088
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	498,682	507,061
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	21,092	21,448
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	11,452	11,647
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	7,519	7,646
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	53,045	53,949
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	3,133	3,183
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	5,497	5,590
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	3,310	3,363
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	60,507	60,681
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	3,533	3,531
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	25,241	25,575
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	471	477
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	1,035	1,052
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	860	874
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	3,044	3,086
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	103,565	105,296
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	50,321	51,180
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	21,084	21,439
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	3,661	3,722
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	3,573	3,634
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	8,990	9,111
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	1,316	1,335
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	2,973,448	2,996,869
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2035	2,934	2,978
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	735,068	747,551
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	39,511	40,180
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	2,251	2,290
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	2,304,009	2,341,118
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	1,012,225	1,029,503
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	38,479	38,698
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	45,159	45,289
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2034	10,208	10,329
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	15,500	15,739
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	7,679	7,796
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	47,444	48,104
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	10,525	10,682
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	696	703
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	2,296,045	2,334,751
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	60,842	61,188
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	14,913	14,998
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	11,830	11,912
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	46,975	47,110
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	21,557	21,857
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	14,010	14,211
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	13,067	13,235
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	10,339	10,486
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	9,313	9,439
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	6,529	6,625
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	6,170	6,262
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	4,165	4,217
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	389,993	395,526
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	231,808	235,013
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	68,873	69,807
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	47,641	48,448
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	3,843	3,908
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	11,052	11,238
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	3,844	3,909
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	2,314	2,353
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	61,604	61,905
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	40,980	41,213
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	18,537	18,718
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	14,487	14,569
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	152,167	152,462
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	67,099	67,376
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	20,513	20,807
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	15,371	15,579
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	14,561	14,765
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	14,251	14,442
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	13,998	14,207
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	10,438	10,583
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	9,782	9,918
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	9,615	9,756
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	8,778	8,887
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	8,347	8,465
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	8,203	8,325
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	7,695	7,808
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	6,681	6,771
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	6,455	6,549
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	4,816	4,880
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	3,745	3,800
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	3,341	3,388
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	1,852	1,869
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	1,755	1,781
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	429	434
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2037	14,407	14,596
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	3,428,775	3,494,357
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	1,804	1,834
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	3,707	3,770
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	55,983	56,302
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	22,283	22,437
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	10,240	10,311
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	8,405	8,453
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	41,849	42,022
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	13,697	13,836
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	7,056	7,155
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	20,486	20,775
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	14,698	14,908
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	11,203	11,354
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	5,584	5,659
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	4,452	4,514
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	2,364	2,398
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	494,032	502,476
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	142,327	144,620
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	12,796	12,909
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	84,554	84,956
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	17,057	17,133
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	10,584	10,654
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	13,129	13,292
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	7,990	8,103
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	2,523	2,554
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	1,909	1,918
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	1,086	1,094
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	135,799	138,074
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	18,269	18,580
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	5,576	5,669
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	3,343	3,399
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,232	1,253
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	777	789
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	4,305	4,378
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2046	42,016	42,386
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	50,491	50,716
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	28,439	28,834
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	23,662	23,943
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	22,780	23,072
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	21,603	21,895
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	21,233	21,505
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	19,013	19,263
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	18,924	19,188
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	17,352	17,588
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	16,581	16,812
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	16,405	16,622
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	16,404	16,609
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	14,117	14,287
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	13,948	14,120
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	12,116	12,282
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	11,040	11,195
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,151	10,287
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	9,969	10,102
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	9,360	9,485
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	9,354	9,473
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	7,306	7,398
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,416	6,501
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,220	6,284
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,990	6,068
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,727	5,779
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,336	5,406
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,312	5,375
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,870	2,909
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,593	2,624
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,493	2,526
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	271	274
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,362	1,385
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,313	1,335
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	3,505	3,564
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	1,634	1,662
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	1,308,625	1,309,527
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	32,103	32,543
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	29,459	29,874
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	28,745	29,112
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	28,643	28,997
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	23,485	23,793
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	20,340	20,613
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	18,244	18,503
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	17,897	18,132
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	17,530	17,746
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	16,513	16,732
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	14,692	14,894
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	14,209	14,397
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	13,885	14,052
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	12,088	12,254
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	11,937	12,104
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	8,997	9,125
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	8,492	8,611
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	8,233	8,344
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	6,539	6,631
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	6,542	6,628
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	6,227	6,276
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	5,550	5,626
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	5,287	5,362
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,132	3,167
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,079	3,121
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	40,458	41,056
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	39,087	39,636
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	1,927	1,955
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	182,065	185,161
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	7,616	7,745
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	2,013	2,047
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	242,079	246,200
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	21,901	22,005
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	6,041	6,068
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2043	14,408	14,938
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	5,329,440	5,427,193
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,799,220	1,833,346
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2029	6,176	6,249
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	525,738	539,610
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	4,687,527	4,788,155
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	4,208,954	4,288,786
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,682,237	2,729,759
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	2,930,422	2,984,172
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	731,936	751,269
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	488,408	502,079
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	241,336	247,000
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2034	3,055	3,140
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	66,736	69,196
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2038	1,921	1,985
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	17,864	18,503
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	4,116	4,266
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	2,210	2,288
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	1,071	1,108
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	83,145	85,722
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	73,783	76,470
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	4,807,902	4,933,528
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	368,237	377,862
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	801	829
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	52,902	54,839
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	48,795	49,980
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	28,469	29,144
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	25,229	25,842
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2038	2,885	2,980
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	16,002	16,565
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	15,467	16,012
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	112,088	116,203
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	52,470	54,387
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2039	2,399	2,480
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	125,921	130,567
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	43,799	45,408
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2044	5,854	6,070
Fannie Mae Mortgage pass-thru certificates 5.31% 8/1/2041 (b)	204,206	208,592
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	7,047,970	7,273,850
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	15,326,416	15,841,558
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	2,424,008	2,512,300
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	1,099,263	1,133,120
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	10,815,350	11,165,350
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	4,178,904	4,314,139
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	830,652	859,351
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	4,260,978	4,398,869
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	4,518,406	4,658,627
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	2,828,434	2,926,153
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	2,256,112	2,339,523
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	5,238,618	5,406,510
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 5.755% 1/1/2035 (b)(c)	1,502	1,540
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.785% 3/1/2035 (b)(c)	1,271	1,305
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.907% 12/1/2034 (b)(c)	1,554	1,593
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.066% 10/1/2033 (b)(c)	572	585
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.744% 7/1/2035 (b)(c)	822	845
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 6.585% 9/1/2035 (b)(c)	1,420	1,474
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	2,857	3,016
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	536	565
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	54,594	57,929
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	3,019	3,212
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	52,683	56,016
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	3,834	4,079
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	4,499,663	4,713,280
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	44,209	46,403
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	21,104	22,208
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,345	3,537
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,041	3,215
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,159	2,285
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	596	627
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	515	539
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	334	353
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	257	271
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	106	112
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	50,773	53,774
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	8,833	9,405
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	1,205,046	1,261,407
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	57,544	60,373
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	16,276	17,140
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	7,211	7,579
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	929	983
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	718	760
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	238	252
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	9,016	9,604
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	7,449,217	7,716,706
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	4,285,883	4,480,980
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,587,194	1,661,429
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	631,168	660,886
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	21,528	22,951
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	63,192	66,124
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	10,433	11,076
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	15,280,493	15,971,298
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	5,461,654	5,734,168
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	25,500	26,720
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	18,412	19,586
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	1,619	1,723
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	2,330,334	2,401,639
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	3,939,330	4,121,114
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	10,806,162	11,130,065
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2032	806	842
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	1,058	1,117
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	3,336	3,532
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	63,875	67,836
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	9,404,229	9,686,110
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	5,838,903	6,108,343
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	2,398	2,536
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	2,402	2,523
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	1,370	1,443
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	32,167	33,981
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	5,129,004	5,356,069
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	9,414,654	9,696,848
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	3,220	3,389
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	3,164	3,336
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	448	472
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	202	213
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	94	97
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	8,444	8,986
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	16,027,034	16,600,939
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	120,740	128,315
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,337,061	1,396,253
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	9,444,770	9,815,674
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	8,508,686	8,896,008
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	5,540,359	5,704,694
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	20,204,524	20,847,299
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	2,285	2,407
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,615	1,701
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,495	1,575
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	705	742
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	69	73
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	118,661	124,165
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	12,705,178	13,082,031
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	2,714	2,785
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	3,781	3,980
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	2,283	2,408
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,119	1,185
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	587	620
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	480	506
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	63	66
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	3,865	4,108
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2052	5,968,074	6,201,979
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	2,182,566	2,268,959
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	10,636,773	10,952,274
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,714,067	1,794,771
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	209	224
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	4,195	4,484
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	11,930,281	12,450,171
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2035	7,291	7,791
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	7,039	7,370
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	68,949	72,468
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	603	646
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	136,353	144,362
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	214	227
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	1,293	1,383
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	1,657,627	1,729,862
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	2,992,516	3,171,082
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2037	395	424
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2035	602	635
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	5,389,848	5,703,044
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	2,633,306	2,748,058
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	2,075,438	2,202,524
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	20,712	21,686
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	3,959	4,143
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	8,572	9,024
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	291	311
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	3,502,725	3,651,533
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	2,298	2,456
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	526	563
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	62,988	66,132
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	49,329	51,791
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	11,354	11,945
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	258,823	274,024
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	2,177,370	2,312,909
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	1,670,184	1,776,239
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	177	189
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	4,399,122	4,654,405
Fannie Mae Mortgage pass-thru certificates 6.783% 2/1/2039 (b)	54,725	57,275
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	208	209
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	13	14
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	10	11
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	42	44
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	461	488
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	106	113
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	137	137
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	4	4
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	15	15
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	211	221
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	73	76
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	58	61
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	97	102
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	179	191
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	135	142
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	34	35
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	20	21
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	52	55
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	36	38
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	36	37
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	501	526
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	102	102
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	493	517
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	246	260
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	114	120
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	10	10
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	219	229
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	103	108
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	48	50
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	469	492
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	256	269
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	15	16
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	130	137
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	845	903
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	11	12
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	3,306	3,491
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	207	219
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	101	106
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	30	31
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	102	107
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	280	297
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	189	201
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	2,083	2,187
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	4,412	4,632
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	153	161
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	140	149
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	834	876
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	546	574
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	2,995	3,184
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,195	1,255
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	613	644
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	288	307
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	884	928
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	12	12
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	220	231
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	69	73
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	178	187
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	67	70
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	413	439
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	388	411
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	93	98
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	1,571	1,702
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	187	187
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	219	221
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	99	104
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	105	110
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	73	73
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	37	39
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	315	331
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	39	41
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	5,321	5,660
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	1,342	1,427
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	283	284
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	44	47
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	242	254
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	204	215
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	128	134
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	38	39
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	803	843
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	1,282	1,347
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	122	128
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	59	62
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	32	32
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	1,090	1,161
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	186	187
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	3	3
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	315	321
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	240	245
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	143	144
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	111	113
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	97	99
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	31	31
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	25	26
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	2	2
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	111	113
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	24	24
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	21	21
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	3	3
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	948	991
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	118	123
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	2	2
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	84	85
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	73	74
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	54	55
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	46	46
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	74	75
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	64	67
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	20	21
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	250	263
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	106	109
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	78	79
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	141	144
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	81	84
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	474	501
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	95	96
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	86	87
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	56	57
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	17	18
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	388	404
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	22	23
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	203	214
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	383	388
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	84	86
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	114	116
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	98	100
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	311	316
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	22	22
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	21	21
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	43	45
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	40	40
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	105	106
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	19	20
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	169	174
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	50	50
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	48	48
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	58	59
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	43	43
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	2	2
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	44	45
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	315	328
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	14	15
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	4,315	4,403
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	115	121
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	36	36
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	232	236
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	22	22
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	324	337
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	167	173
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	27	28
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	23	24
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	3,163	3,427
Freddie Mac Gold Pool 1.5% 1/1/2036	3,357,098	3,070,889
Freddie Mac Gold Pool 1.5% 1/1/2051	10,852,035	8,641,230
Freddie Mac Gold Pool 1.5% 11/1/2035	3,529,814	3,236,602
Freddie Mac Gold Pool 1.5% 11/1/2050	87,759	70,457
Freddie Mac Gold Pool 1.5% 12/1/2035	2,686,068	2,462,944
Freddie Mac Gold Pool 1.5% 12/1/2040	534,772	463,133
Freddie Mac Gold Pool 1.5% 12/1/2050	58,715	47,139
Freddie Mac Gold Pool 1.5% 12/1/2050	21,672	17,420
Freddie Mac Gold Pool 1.5% 2/1/2041	926,057	800,811
Freddie Mac Gold Pool 1.5% 2/1/2051	11,044,661	8,777,357
Freddie Mac Gold Pool 1.5% 3/1/2041	937,292	809,953
Freddie Mac Gold Pool 1.5% 3/1/2051	8,778,027	6,976,029
Freddie Mac Gold Pool 1.5% 3/1/2051	21,694	17,437
Freddie Mac Gold Pool 1.5% 4/1/2041	3,935,663	3,399,361
Freddie Mac Gold Pool 1.5% 4/1/2041	959,002	827,537
Freddie Mac Gold Pool 1.5% 6/1/2051	53,328	42,864
Freddie Mac Gold Pool 1.5% 7/1/2035	3,697,938	3,395,383
Freddie Mac Gold Pool 1.5% 8/1/2035	2,915,778	2,677,217
Freddie Mac Gold Pool 2% 1/1/2051	3,759,618	3,155,558
Freddie Mac Gold Pool 2% 1/1/2051	1,188,185	994,308
Freddie Mac Gold Pool 2% 1/1/2051	577,139	482,967
Freddie Mac Gold Pool 2% 1/1/2051	272,638	229,260
Freddie Mac Gold Pool 2% 1/1/2051	193,683	162,867
Freddie Mac Gold Pool 2% 1/1/2052	654,397	546,392
Freddie Mac Gold Pool 2% 10/1/2041	17,163	15,309
Freddie Mac Gold Pool 2% 10/1/2050	1,569,625	1,313,999
Freddie Mac Gold Pool 2% 10/1/2050	56,487	47,287
Freddie Mac Gold Pool 2% 10/1/2051	7,814,173	6,565,992
Freddie Mac Gold Pool 2% 10/1/2051	441,294	371,080
Freddie Mac Gold Pool 2% 11/1/2041	1,553,328	1,384,998
Freddie Mac Gold Pool 2% 11/1/2050	17,736,292	14,991,903
Freddie Mac Gold Pool 2% 11/1/2050	6,000,708	5,023,445
Freddie Mac Gold Pool 2% 11/1/2050	133,476	111,738
Freddie Mac Gold Pool 2% 11/1/2050	86,895	72,744
Freddie Mac Gold Pool 2% 11/1/2050	14,648	12,299
Freddie Mac Gold Pool 2% 11/1/2051	7,052,114	5,925,659
Freddie Mac Gold Pool 2% 11/1/2051	4,604,437	3,863,201
Freddie Mac Gold Pool 2% 11/1/2051	1,580,448	1,328,986
Freddie Mac Gold Pool 2% 11/1/2051	630,834	530,464
Freddie Mac Gold Pool 2% 11/1/2051	367,446	308,983
Freddie Mac Gold Pool 2% 12/1/2051	5,414,966	4,553,401
Freddie Mac Gold Pool 2% 2/1/2036	284,173	265,653
Freddie Mac Gold Pool 2% 2/1/2036	248,617	232,414
Freddie Mac Gold Pool 2% 2/1/2041	1,477,779	1,326,683
Freddie Mac Gold Pool 2% 2/1/2051	12,268,556	10,266,690
Freddie Mac Gold Pool 2% 2/1/2051	7,797,487	6,590,958
Freddie Mac Gold Pool 2% 2/1/2051	68,121	57,027
Freddie Mac Gold Pool 2% 2/1/2052	14,437,643	12,104,405
Freddie Mac Gold Pool 2% 2/1/2052	6,235,097	5,235,249
Freddie Mac Gold Pool 2% 3/1/2036	221,601	207,090
Freddie Mac Gold Pool 2% 3/1/2041	1,609,420	1,449,996
Freddie Mac Gold Pool 2% 3/1/2051	20,480,243	17,125,671
Freddie Mac Gold Pool 2% 3/1/2051	3,884,892	3,254,635
Freddie Mac Gold Pool 2% 4/1/2051	951,765	795,870
Freddie Mac Gold Pool 2% 5/1/2036	380,672	355,863
Freddie Mac Gold Pool 2% 5/1/2041	1,375,590	1,232,479
Freddie Mac Gold Pool 2% 5/1/2051	20,534,249	17,170,831
Freddie Mac Gold Pool 2% 5/1/2051	18,599,987	15,710,330
Freddie Mac Gold Pool 2% 5/1/2051	724,379	609,803
Freddie Mac Gold Pool 2% 5/1/2051	388,028	325,441
Freddie Mac Gold Pool 2% 6/1/2041	2,293,896	2,053,978
Freddie Mac Gold Pool 2% 6/1/2050	47,013,839	39,416,027
Freddie Mac Gold Pool 2% 6/1/2050	5,161,760	4,346,935
Freddie Mac Gold Pool 2% 6/1/2051	48,739	40,755
Freddie Mac Gold Pool 2% 6/1/2052	1,155,870	966,544
Freddie Mac Gold Pool 2% 7/1/2041	9,464,882	8,482,828
Freddie Mac Gold Pool 2% 7/1/2041	16,465	14,733
Freddie Mac Gold Pool 2% 7/1/2050	139,114	116,545
Freddie Mac Gold Pool 2% 7/1/2050	59,157	49,597
Freddie Mac Gold Pool 2% 7/1/2051	969,556	809,839
Freddie Mac Gold Pool 2% 7/1/2051	398,089	335,123
Freddie Mac Gold Pool 2% 7/1/2051	275,802	230,369
Freddie Mac Gold Pool 2% 8/1/2050	376,218	316,829
Freddie Mac Gold Pool 2% 8/1/2051	918,298	768,746
Freddie Mac Gold Pool 2% 8/1/2052	30,812	25,679
Freddie Mac Gold Pool 2% 9/1/2050	40,257,760	33,726,623
Freddie Mac Gold Pool 2% 9/1/2050	293,132	245,393
Freddie Mac Gold Pool 2% 9/1/2050	40,294	33,757
Freddie Mac Gold Pool 2.5% 1/1/2041	3,141,292	2,899,441
Freddie Mac Gold Pool 2.5% 1/1/2042	2,117,653	1,942,975
Freddie Mac Gold Pool 2.5% 10/1/2041	1,026,807	943,197
Freddie Mac Gold Pool 2.5% 10/1/2050	2,087,214	1,840,058
Freddie Mac Gold Pool 2.5% 11/1/2031	746,734	726,324
Freddie Mac Gold Pool 2.5% 11/1/2041	649,315	597,516
Freddie Mac Gold Pool 2.5% 11/1/2041	577,165	532,119
Freddie Mac Gold Pool 2.5% 11/1/2050	1,540,754	1,362,639
Freddie Mac Gold Pool 2.5% 12/1/2050	1,403,126	1,240,922
Freddie Mac Gold Pool 2.5% 12/1/2051	6,268,632	5,512,624
Freddie Mac Gold Pool 2.5% 12/1/2051	5,014,767	4,394,306
Freddie Mac Gold Pool 2.5% 2/1/2030	172,398	169,005
Freddie Mac Gold Pool 2.5% 2/1/2042	2,030,838	1,874,845
Freddie Mac Gold Pool 2.5% 2/1/2051	5,849,400	5,167,714
Freddie Mac Gold Pool 2.5% 2/1/2052	3,319,451	2,889,037
Freddie Mac Gold Pool 2.5% 3/1/2032	3,353,289	3,259,418
Freddie Mac Gold Pool 2.5% 3/1/2051	4,156,856	3,650,335
Freddie Mac Gold Pool 2.5% 4/1/2042	431,949	396,510
Freddie Mac Gold Pool 2.5% 4/1/2052	2,421,820	2,135,799
Freddie Mac Gold Pool 2.5% 5/1/2041	4,289,177	3,980,146
Freddie Mac Gold Pool 2.5% 5/1/2051	24,556,729	21,671,880
Freddie Mac Gold Pool 2.5% 5/1/2052	6,858,385	6,035,537
Freddie Mac Gold Pool 2.5% 6/1/2031	657,436	642,214
Freddie Mac Gold Pool 2.5% 6/1/2040	334,028	310,405
Freddie Mac Gold Pool 2.5% 6/1/2041	517,221	476,001
Freddie Mac Gold Pool 2.5% 7/1/2032	1,078,710	1,047,357
Freddie Mac Gold Pool 2.5% 7/1/2051	3,848,871	3,387,095
Freddie Mac Gold Pool 2.5% 8/1/2041	471,545	434,153
Freddie Mac Gold Pool 2.5% 9/1/2041	1,028,378	949,751
Freddie Mac Gold Pool 3% 1/1/2034	54,256	53,145
Freddie Mac Gold Pool 3% 1/1/2043	45,470	42,842
Freddie Mac Gold Pool 3% 1/1/2052	1,771,921	1,612,241
Freddie Mac Gold Pool 3% 1/1/2052	708,420	644,579
Freddie Mac Gold Pool 3% 10/1/2042	36,669	34,486
Freddie Mac Gold Pool 3% 10/1/2049	3,090,666	2,832,427
Freddie Mac Gold Pool 3% 10/1/2051	1,867,529	1,710,322
Freddie Mac Gold Pool 3% 10/1/2051	735,184	670,310
Freddie Mac Gold Pool 3% 11/1/2042	7,852	7,422
Freddie Mac Gold Pool 3% 11/1/2049	24,111,707	22,225,161
Freddie Mac Gold Pool 3% 11/1/2050	900,610	821,420
Freddie Mac Gold Pool 3% 11/1/2051	2,813,607	2,565,329
Freddie Mac Gold Pool 3% 12/1/2030	306,681	302,167
Freddie Mac Gold Pool 3% 12/1/2032	871,644	857,084
Freddie Mac Gold Pool 3% 12/1/2033	30,390	29,784
Freddie Mac Gold Pool 3% 12/1/2042	811,142	764,642
Freddie Mac Gold Pool 3% 12/1/2050	7,355,756	6,708,969
Freddie Mac Gold Pool 3% 2/1/2033	291,834	287,676
Freddie Mac Gold Pool 3% 2/1/2033	92,076	90,350
Freddie Mac Gold Pool 3% 2/1/2037	320,118	311,406
Freddie Mac Gold Pool 3% 2/1/2037	17,970	17,481
Freddie Mac Gold Pool 3% 2/1/2043	54,303	51,328
Freddie Mac Gold Pool 3% 2/1/2043	26,357	24,854
Freddie Mac Gold Pool 3% 2/1/2043	11,155	10,484
Freddie Mac Gold Pool 3% 2/1/2052	789,741	718,572
Freddie Mac Gold Pool 3% 2/1/2052	683,186	623,754
Freddie Mac Gold Pool 3% 2/1/2052	503,865	458,459
Freddie Mac Gold Pool 3% 3/1/2033	53,717	52,700
Freddie Mac Gold Pool 3% 3/1/2033	26,092	25,590
Freddie Mac Gold Pool 3% 3/1/2043	56,720	53,440
Freddie Mac Gold Pool 3% 3/1/2048	359,416	332,081
Freddie Mac Gold Pool 3% 3/1/2050	5,575,721	5,095,906
Freddie Mac Gold Pool 3% 3/1/2052	905,330	823,744
Freddie Mac Gold Pool 3% 4/1/2032	19,520	19,218
Freddie Mac Gold Pool 3% 4/1/2032	6,764	6,664
Freddie Mac Gold Pool 3% 4/1/2034	390,375	382,457
Freddie Mac Gold Pool 3% 4/1/2043	23,251	21,917
Freddie Mac Gold Pool 3% 4/1/2046	90,540	84,261
Freddie Mac Gold Pool 3% 4/1/2046	82,478	76,758
Freddie Mac Gold Pool 3% 4/1/2050	5,614,721	5,131,550
Freddie Mac Gold Pool 3% 4/1/2050	2,597,008	2,390,567
Freddie Mac Gold Pool 3% 4/1/2052	4,685,240	4,318,658
Freddie Mac Gold Pool 3% 5/1/2033	28,800	28,314
Freddie Mac Gold Pool 3% 5/1/2045	27,506	25,611
Freddie Mac Gold Pool 3% 5/1/2046	1,467,029	1,365,284
Freddie Mac Gold Pool 3% 5/1/2046	223,366	207,874
Freddie Mac Gold Pool 3% 5/1/2051	2,625,586	2,398,822
Freddie Mac Gold Pool 3% 6/1/2046	1,453,656	1,352,838
Freddie Mac Gold Pool 3% 6/1/2052	3,687,694	3,374,961
Freddie Mac Gold Pool 3% 6/1/2052	2,896,411	2,635,395
Freddie Mac Gold Pool 3% 7/1/2032	31,554	31,018
Freddie Mac Gold Pool 3% 7/1/2043	116,597	109,749
Freddie Mac Gold Pool 3% 7/1/2043	28,870	27,142
Freddie Mac Gold Pool 3% 7/1/2045	57,848	53,942
Freddie Mac Gold Pool 3% 7/1/2045	21,329	20,210
Freddie Mac Gold Pool 3% 8/1/2032	43,106	42,374
Freddie Mac Gold Pool 3% 8/1/2032	28,266	27,781
Freddie Mac Gold Pool 3% 8/1/2042	10,792	10,195
Freddie Mac Gold Pool 3% 8/1/2042	8,360	7,873
Freddie Mac Gold Pool 3% 8/1/2045	26,769	24,917
Freddie Mac Gold Pool 3% 8/1/2045	16,026	14,996
Freddie Mac Gold Pool 3% 9/1/2049	39,835	36,768
Freddie Mac Gold Pool 3% 9/1/2051	2,518,778	2,298,877
Freddie Mac Gold Pool 3.5% 1/1/2032	6,436	6,397
Freddie Mac Gold Pool 3.5% 1/1/2044	3,623,580	3,515,756
Freddie Mac Gold Pool 3.5% 1/1/2044	1,822,795	1,765,291
Freddie Mac Gold Pool 3.5% 1/1/2045	1,394,798	1,352,110
Freddie Mac Gold Pool 3.5% 1/1/2046	5,569	5,357
Freddie Mac Gold Pool 3.5% 1/1/2048	3,121,325	2,980,355
Freddie Mac Gold Pool 3.5% 1/1/2048	12,807	12,321
Freddie Mac Gold Pool 3.5% 10/1/2040	101,838	98,888
Freddie Mac Gold Pool 3.5% 10/1/2042	36,301	35,197
Freddie Mac Gold Pool 3.5% 10/1/2042	5,147	4,985
Freddie Mac Gold Pool 3.5% 10/1/2047	51,013	49,108
Freddie Mac Gold Pool 3.5% 10/1/2051	2,966,730	2,824,398
Freddie Mac Gold Pool 3.5% 11/1/2033	1,810,932	1,791,707
Freddie Mac Gold Pool 3.5% 11/1/2033	396,798	392,187
Freddie Mac Gold Pool 3.5% 11/1/2040	212,240	206,509
Freddie Mac Gold Pool 3.5% 11/1/2045	1,597,134	1,537,274
Freddie Mac Gold Pool 3.5% 11/1/2045	32,120	30,805
Freddie Mac Gold Pool 3.5% 11/1/2045	26,305	25,332
Freddie Mac Gold Pool 3.5% 11/1/2047	373,857	359,659
Freddie Mac Gold Pool 3.5% 11/1/2047	25,408	24,408
Freddie Mac Gold Pool 3.5% 12/1/2033	103,609	102,832
Freddie Mac Gold Pool 3.5% 12/1/2040	204,070	198,520
Freddie Mac Gold Pool 3.5% 12/1/2047	86,204	82,931
Freddie Mac Gold Pool 3.5% 2/1/2034	1,973,926	1,959,406
Freddie Mac Gold Pool 3.5% 2/1/2034	1,741,460	1,717,122
Freddie Mac Gold Pool 3.5% 2/1/2043	2,171,573	2,102,834
Freddie Mac Gold Pool 3.5% 2/1/2043	164,900	160,080
Freddie Mac Gold Pool 3.5% 2/1/2043	62,105	60,431
Freddie Mac Gold Pool 3.5% 2/1/2046	1,096,094	1,053,351
Freddie Mac Gold Pool 3.5% 2/1/2052	776,633	737,917
Freddie Mac Gold Pool 3.5% 3/1/2032	2,005,621	1,993,064
Freddie Mac Gold Pool 3.5% 3/1/2045	486,130	468,333
Freddie Mac Gold Pool 3.5% 3/1/2045	136,906	132,153
Freddie Mac Gold Pool 3.5% 3/1/2045	101,796	98,207
Freddie Mac Gold Pool 3.5% 3/1/2045	46,475	45,065
Freddie Mac Gold Pool 3.5% 3/1/2046	2,305,295	2,221,066
Freddie Mac Gold Pool 3.5% 3/1/2047	24,645	23,583
Freddie Mac Gold Pool 3.5% 3/1/2052 (g)	5,812,103	5,520,548
Freddie Mac Gold Pool 3.5% 3/1/2052	2,303,408	2,187,573
Freddie Mac Gold Pool 3.5% 3/1/2052	2,105,231	1,995,678
Freddie Mac Gold Pool 3.5% 4/1/2037	11,866	11,768
Freddie Mac Gold Pool 3.5% 4/1/2040	251,661	245,052
Freddie Mac Gold Pool 3.5% 4/1/2042	1,394,909	1,357,521
Freddie Mac Gold Pool 3.5% 4/1/2042	90,674	88,059
Freddie Mac Gold Pool 3.5% 4/1/2042	13,359	12,973
Freddie Mac Gold Pool 3.5% 4/1/2043	203,753	197,285
Freddie Mac Gold Pool 3.5% 4/1/2043	80,777	78,298
Freddie Mac Gold Pool 3.5% 4/1/2046	1,165,621	1,120,470
Freddie Mac Gold Pool 3.5% 4/1/2046	363,479	348,604
Freddie Mac Gold Pool 3.5% 4/1/2052	2,583,920	2,467,222
Freddie Mac Gold Pool 3.5% 5/1/2033	31,680	31,456
Freddie Mac Gold Pool 3.5% 5/1/2034	120,958	119,953
Freddie Mac Gold Pool 3.5% 5/1/2034	19,941	19,780
Freddie Mac Gold Pool 3.5% 5/1/2040	479,592	467,130
Freddie Mac Gold Pool 3.5% 5/1/2040	93,768	91,309
Freddie Mac Gold Pool 3.5% 5/1/2045	477,676	459,460
Freddie Mac Gold Pool 3.5% 5/1/2045	69,059	66,473
Freddie Mac Gold Pool 3.5% 5/1/2045	36,704	35,374
Freddie Mac Gold Pool 3.5% 5/1/2045	16,263	15,788
Freddie Mac Gold Pool 3.5% 5/1/2046	2,379,565	2,294,827
Freddie Mac Gold Pool 3.5% 5/1/2046	1,140,857	1,096,665
Freddie Mac Gold Pool 3.5% 5/1/2046	544,459	522,178
Freddie Mac Gold Pool 3.5% 5/1/2052	938,040	886,001
Freddie Mac Gold Pool 3.5% 6/1/2032	1,072,207	1,065,292
Freddie Mac Gold Pool 3.5% 6/1/2040	425,188	414,604
Freddie Mac Gold Pool 3.5% 6/1/2045	1,974,099	1,903,382
Freddie Mac Gold Pool 3.5% 6/1/2045	578,605	557,000
Freddie Mac Gold Pool 3.5% 6/1/2045	110,564	106,658
Freddie Mac Gold Pool 3.5% 6/1/2045	94,371	91,010
Freddie Mac Gold Pool 3.5% 7/1/2032	931,612	925,665
Freddie Mac Gold Pool 3.5% 7/1/2032	268,521	266,773
Freddie Mac Gold Pool 3.5% 7/1/2040	40,511	39,402
Freddie Mac Gold Pool 3.5% 7/1/2042	2,047,082	1,983,348
Freddie Mac Gold Pool 3.5% 7/1/2047	904,130	870,360
Freddie Mac Gold Pool 3.5% 8/1/2034	204,432	202,687
Freddie Mac Gold Pool 3.5% 8/1/2034	15,508	15,379
Freddie Mac Gold Pool 3.5% 8/1/2040	272,634	265,518
Freddie Mac Gold Pool 3.5% 8/1/2042	1,146,582	1,111,689
Freddie Mac Gold Pool 3.5% 8/1/2047	1,405,004	1,352,526
Freddie Mac Gold Pool 3.5% 8/1/2047	165,416	159,237
Freddie Mac Gold Pool 3.5% 8/1/2047	105,346	101,411
Freddie Mac Gold Pool 3.5% 8/1/2051	4,087,523	3,893,975
Freddie Mac Gold Pool 3.5% 9/1/2040	219,863	214,310
Freddie Mac Gold Pool 3.5% 9/1/2042	2,999,043	2,903,676
Freddie Mac Gold Pool 3.5% 9/1/2042	2,547,664	2,465,709
Freddie Mac Gold Pool 3.5% 9/1/2042	2,049	1,985
Freddie Mac Gold Pool 3.5% 9/1/2046	419,117	403,341
Freddie Mac Gold Pool 3.5% 9/1/2046	67,562	64,776
Freddie Mac Gold Pool 3.5% 9/1/2047	27,842	26,802
Freddie Mac Gold Pool 3.5% 9/1/2047	22,878	22,024
Freddie Mac Gold Pool 4% 1/1/2041	1,144,337	1,142,018
Freddie Mac Gold Pool 4% 1/1/2041	24,937	24,912
Freddie Mac Gold Pool 4% 1/1/2041	6,675	6,659
Freddie Mac Gold Pool 4% 1/1/2043	9,065	9,010
Freddie Mac Gold Pool 4% 1/1/2044	33,332	33,083
Freddie Mac Gold Pool 4% 1/1/2044	27,220	27,047
Freddie Mac Gold Pool 4% 10/1/2041	419,969	418,738
Freddie Mac Gold Pool 4% 10/1/2041	49,523	49,380
Freddie Mac Gold Pool 4% 10/1/2041	46,492	46,366
Freddie Mac Gold Pool 4% 10/1/2041	25,684	25,613
Freddie Mac Gold Pool 4% 10/1/2042	17,082	17,004
Freddie Mac Gold Pool 4% 10/1/2042	6,782	6,779
Freddie Mac Gold Pool 4% 10/1/2042	4,799	4,771
Freddie Mac Gold Pool 4% 10/1/2043	83,150	82,599
Freddie Mac Gold Pool 4% 10/1/2043	29,283	29,062
Freddie Mac Gold Pool 4% 10/1/2043	11,569	11,515
Freddie Mac Gold Pool 4% 10/1/2043	9,825	9,753
Freddie Mac Gold Pool 4% 10/1/2052	4,193,142	4,125,123
Freddie Mac Gold Pool 4% 11/1/2041	68,175	67,927
Freddie Mac Gold Pool 4% 11/1/2041	7,179	7,182
Freddie Mac Gold Pool 4% 11/1/2041	2,010	2,005
Freddie Mac Gold Pool 4% 11/1/2042	1,043,794	1,040,583
Freddie Mac Gold Pool 4% 11/1/2042	777,344	775,311
Freddie Mac Gold Pool 4% 11/1/2042	72,935	72,622
Freddie Mac Gold Pool 4% 11/1/2042	63,592	63,252
Freddie Mac Gold Pool 4% 11/1/2042	30,407	30,276
Freddie Mac Gold Pool 4% 11/1/2042	23,048	22,915
Freddie Mac Gold Pool 4% 11/1/2042	2,159	2,162
Freddie Mac Gold Pool 4% 11/1/2043	198,848	197,956
Freddie Mac Gold Pool 4% 11/1/2045	114,566	113,434
Freddie Mac Gold Pool 4% 11/1/2047	996,898	980,916
Freddie Mac Gold Pool 4% 11/1/2051	34,139	33,766
Freddie Mac Gold Pool 4% 12/1/2040	12,660	12,642
Freddie Mac Gold Pool 4% 12/1/2040	5,665	5,654
Freddie Mac Gold Pool 4% 12/1/2040	5,266	5,256
Freddie Mac Gold Pool 4% 12/1/2042	845,180	842,646
Freddie Mac Gold Pool 4% 12/1/2042	24,587	24,445
Freddie Mac Gold Pool 4% 12/1/2042	13,631	13,601
Freddie Mac Gold Pool 4% 12/1/2045	1,489,154	1,476,007
Freddie Mac Gold Pool 4% 12/1/2045	379,636	377,982
Freddie Mac Gold Pool 4% 12/1/2047	3,811,596	3,750,490
Freddie Mac Gold Pool 4% 2/1/2041	306,932	306,068
Freddie Mac Gold Pool 4% 2/1/2042	1,716,970	1,710,754
Freddie Mac Gold Pool 4% 2/1/2042	30,193	30,121
Freddie Mac Gold Pool 4% 2/1/2042	349	348
Freddie Mac Gold Pool 4% 2/1/2043	51,449	51,167
Freddie Mac Gold Pool 4% 2/1/2043	45,563	45,286
Freddie Mac Gold Pool 4% 2/1/2043	27,513	27,335
Freddie Mac Gold Pool 4% 2/1/2043	19,664	19,539
Freddie Mac Gold Pool 4% 2/1/2044	35,744	35,520
Freddie Mac Gold Pool 4% 2/1/2044	19,490	19,385
Freddie Mac Gold Pool 4% 2/1/2044	14,619	14,502
Freddie Mac Gold Pool 4% 2/1/2045	794,162	788,545
Freddie Mac Gold Pool 4% 2/1/2046	101,230	100,177
Freddie Mac Gold Pool 4% 2/1/2046	50,068	49,749
Freddie Mac Gold Pool 4% 2/1/2046	20,503	20,289
Freddie Mac Gold Pool 4% 2/1/2048	1,124,342	1,108,074
Freddie Mac Gold Pool 4% 2/1/2048	66,935	65,987
Freddie Mac Gold Pool 4% 2/1/2052	18,128	17,895
Freddie Mac Gold Pool 4% 2/1/2052	15,575	15,401
Freddie Mac Gold Pool 4% 2/1/2053	2,949,721	2,897,264
Freddie Mac Gold Pool 4% 3/1/2042	32,283	32,143
Freddie Mac Gold Pool 4% 3/1/2042	31,499	31,402
Freddie Mac Gold Pool 4% 3/1/2042	7,874	7,830
Freddie Mac Gold Pool 4% 3/1/2043	15,289	15,243
Freddie Mac Gold Pool 4% 3/1/2043	9,283	9,226
Freddie Mac Gold Pool 4% 3/1/2044	32,398	32,159
Freddie Mac Gold Pool 4% 4/1/2040	965	966
Freddie Mac Gold Pool 4% 4/1/2042	475,215	473,145
Freddie Mac Gold Pool 4% 4/1/2042	365,907	364,767
Freddie Mac Gold Pool 4% 4/1/2042	14,646	14,564
Freddie Mac Gold Pool 4% 4/1/2042	13,216	13,196
Freddie Mac Gold Pool 4% 4/1/2042	10,563	10,544
Freddie Mac Gold Pool 4% 4/1/2042	5,849	5,816
Freddie Mac Gold Pool 4% 4/1/2043	597,610	595,211
Freddie Mac Gold Pool 4% 4/1/2043	31,647	31,500
Freddie Mac Gold Pool 4% 4/1/2043	9,042	9,038
Freddie Mac Gold Pool 4% 4/1/2046	313,020	309,762
Freddie Mac Gold Pool 4% 4/1/2048	235,127	231,651
Freddie Mac Gold Pool 4% 4/1/2048	198,898	195,958
Freddie Mac Gold Pool 4% 4/1/2048	107,880	106,286
Freddie Mac Gold Pool 4% 4/1/2048	40,398	39,801
Freddie Mac Gold Pool 4% 4/1/2048	20,363	20,062
Freddie Mac Gold Pool 4% 4/1/2052	34,088	33,650
Freddie Mac Gold Pool 4% 4/1/2052	25,045	24,723
Freddie Mac Gold Pool 4% 5/1/2037	1,906,261	1,926,218
Freddie Mac Gold Pool 4% 5/1/2042	58,142	58,024
Freddie Mac Gold Pool 4% 5/1/2043	38,881	38,638
Freddie Mac Gold Pool 4% 5/1/2043	12,883	12,795
Freddie Mac Gold Pool 4% 5/1/2043	10,947	10,871
Freddie Mac Gold Pool 4% 5/1/2043	10,850	10,776
Freddie Mac Gold Pool 4% 5/1/2043	4,230	4,207
Freddie Mac Gold Pool 4% 5/1/2045	1,725,955	1,721,093
Freddie Mac Gold Pool 4% 5/1/2045	63,530	62,930
Freddie Mac Gold Pool 4% 5/1/2048	2,627,092	2,589,080
Freddie Mac Gold Pool 4% 6/1/2041	18,807	18,743
Freddie Mac Gold Pool 4% 6/1/2041	3,038	3,042
Freddie Mac Gold Pool 4% 6/1/2042	21,055	20,983
Freddie Mac Gold Pool 4% 6/1/2043	35,706	35,609
Freddie Mac Gold Pool 4% 6/1/2043	16,518	16,409
Freddie Mac Gold Pool 4% 6/1/2052	19,899	19,676
Freddie Mac Gold Pool 4% 7/1/2041	177,084	176,458
Freddie Mac Gold Pool 4% 7/1/2042	525,336	522,784
Freddie Mac Gold Pool 4% 7/1/2043	76,446	75,964
Freddie Mac Gold Pool 4% 7/1/2043	63,106	62,787
Freddie Mac Gold Pool 4% 7/1/2043	51,713	51,450
Freddie Mac Gold Pool 4% 7/1/2043	23,457	23,296
Freddie Mac Gold Pool 4% 7/1/2043	20,298	20,156
Freddie Mac Gold Pool 4% 7/1/2043	19,506	19,368
Freddie Mac Gold Pool 4% 7/1/2043	5,961	5,920
Freddie Mac Gold Pool 4% 7/1/2044	1,207,300	1,204,385
Freddie Mac Gold Pool 4% 7/1/2052	30,925	30,578
Freddie Mac Gold Pool 4% 8/1/2043	39,931	39,675
Freddie Mac Gold Pool 4% 8/1/2043	23,154	23,093
Freddie Mac Gold Pool 4% 8/1/2043	16,924	16,886
Freddie Mac Gold Pool 4% 8/1/2043	5,453	5,414
Freddie Mac Gold Pool 4% 8/1/2044	9,403	9,334
Freddie Mac Gold Pool 4% 8/1/2044	9,214	9,179
Freddie Mac Gold Pool 4% 8/1/2052	19,355	19,132
Freddie Mac Gold Pool 4% 9/1/2040	28,971	28,913
Freddie Mac Gold Pool 4% 9/1/2041	53,181	53,037
Freddie Mac Gold Pool 4% 9/1/2041	19,471	19,418
Freddie Mac Gold Pool 4% 9/1/2041	14,200	14,182
Freddie Mac Gold Pool 4% 9/1/2041	10,807	10,788
Freddie Mac Gold Pool 4% 9/1/2042	4,080,265	4,065,202
Freddie Mac Gold Pool 4% 9/1/2042	46,253	46,162
Freddie Mac Gold Pool 4% 9/1/2043	1,175,907	1,173,832
Freddie Mac Gold Pool 4% 9/1/2043	53,144	52,846
Freddie Mac Gold Pool 4% 9/1/2043	51,465	51,175
Freddie Mac Gold Pool 4% 9/1/2043	46,107	45,807
Freddie Mac Gold Pool 4% 9/1/2043	45,831	45,507
Freddie Mac Gold Pool 4% 9/1/2043	42,775	42,516
Freddie Mac Gold Pool 4% 9/1/2043	24,536	24,399
Freddie Mac Gold Pool 4% 9/1/2043	17,167	17,039
Freddie Mac Gold Pool 4% 9/1/2043	1,425	1,427
Freddie Mac Gold Pool 4% 9/1/2051	36,884	36,481
Freddie Mac Gold Pool 4.5% 1/1/2041	696,230	708,886
Freddie Mac Gold Pool 4.5% 1/1/2041	15,366	15,645
Freddie Mac Gold Pool 4.5% 1/1/2041	10,404	10,590
Freddie Mac Gold Pool 4.5% 10/1/2039	7,176	7,306
Freddie Mac Gold Pool 4.5% 10/1/2040	48,512	49,400
Freddie Mac Gold Pool 4.5% 10/1/2040	27,474	27,977
Freddie Mac Gold Pool 4.5% 10/1/2041	128,979	131,340
Freddie Mac Gold Pool 4.5% 10/1/2044	950,099	967,053
Freddie Mac Gold Pool 4.5% 10/1/2048	179,304	179,638
Freddie Mac Gold Pool 4.5% 11/1/2039	830	845
Freddie Mac Gold Pool 4.5% 11/1/2040	2,424	2,468
Freddie Mac Gold Pool 4.5% 12/1/2039	432	440
Freddie Mac Gold Pool 4.5% 12/1/2040	15,980	16,272
Freddie Mac Gold Pool 4.5% 12/1/2040	12,808	13,042
Freddie Mac Gold Pool 4.5% 12/1/2040	1,075	1,095
Freddie Mac Gold Pool 4.5% 12/1/2045	148,241	150,897
Freddie Mac Gold Pool 4.5% 12/1/2047	453,402	455,946
Freddie Mac Gold Pool 4.5% 12/1/2048	2,343,518	2,354,474
Freddie Mac Gold Pool 4.5% 2/1/2040	3,345	3,405
Freddie Mac Gold Pool 4.5% 2/1/2041	74,300	75,652
Freddie Mac Gold Pool 4.5% 2/1/2041	20,963	21,346
Freddie Mac Gold Pool 4.5% 2/1/2041	20,962	21,343
Freddie Mac Gold Pool 4.5% 2/1/2041	20,880	21,261
Freddie Mac Gold Pool 4.5% 2/1/2041	19,608	19,966
Freddie Mac Gold Pool 4.5% 2/1/2041	15,096	15,369
Freddie Mac Gold Pool 4.5% 2/1/2041	12,801	13,031
Freddie Mac Gold Pool 4.5% 2/1/2041	8,996	9,160
Freddie Mac Gold Pool 4.5% 2/1/2041	4,225	4,302
Freddie Mac Gold Pool 4.5% 2/1/2044	58,915	59,929
Freddie Mac Gold Pool 4.5% 2/1/2044	13,892	14,136
Freddie Mac Gold Pool 4.5% 3/1/2041	82,452	83,957
Freddie Mac Gold Pool 4.5% 3/1/2041	20,035	20,400
Freddie Mac Gold Pool 4.5% 3/1/2041	11,491	11,701
Freddie Mac Gold Pool 4.5% 3/1/2041	3,998	4,071
Freddie Mac Gold Pool 4.5% 3/1/2042	2,079	2,117
Freddie Mac Gold Pool 4.5% 3/1/2044	36,438	37,068
Freddie Mac Gold Pool 4.5% 3/1/2044	22,168	22,549
Freddie Mac Gold Pool 4.5% 3/1/2044	11,418	11,614
Freddie Mac Gold Pool 4.5% 4/1/2041	28,452	28,969
Freddie Mac Gold Pool 4.5% 4/1/2041	27,707	28,215
Freddie Mac Gold Pool 4.5% 4/1/2041	3,175	3,233
Freddie Mac Gold Pool 4.5% 4/1/2041	1,064	1,083
Freddie Mac Gold Pool 4.5% 4/1/2048	202,541	203,614
Freddie Mac Gold Pool 4.5% 4/1/2048	83,164	83,604
Freddie Mac Gold Pool 4.5% 4/1/2048	81,347	81,778
Freddie Mac Gold Pool 4.5% 5/1/2039	438,940	446,935
Freddie Mac Gold Pool 4.5% 5/1/2039	65,010	66,189
Freddie Mac Gold Pool 4.5% 5/1/2039	9,383	9,551
Freddie Mac Gold Pool 4.5% 5/1/2040	2,664	2,712
Freddie Mac Gold Pool 4.5% 5/1/2041	29,826	30,368
Freddie Mac Gold Pool 4.5% 5/1/2041	19,908	20,272
Freddie Mac Gold Pool 4.5% 5/1/2041	12,088	12,309
Freddie Mac Gold Pool 4.5% 5/1/2048	165,330	166,206
Freddie Mac Gold Pool 4.5% 6/1/2040	5,759	5,863
Freddie Mac Gold Pool 4.5% 6/1/2041	27,346	27,836
Freddie Mac Gold Pool 4.5% 6/1/2041	22,927	23,346
Freddie Mac Gold Pool 4.5% 6/1/2041	19,284	19,632
Freddie Mac Gold Pool 4.5% 6/1/2041	14,461	14,725
Freddie Mac Gold Pool 4.5% 6/1/2041	9,109	9,276
Freddie Mac Gold Pool 4.5% 6/1/2041	9,079	9,241
Freddie Mac Gold Pool 4.5% 6/1/2041	2,355	2,398
Freddie Mac Gold Pool 4.5% 6/1/2047	231,852	233,661
Freddie Mac Gold Pool 4.5% 7/1/2040	37,701	38,379
Freddie Mac Gold Pool 4.5% 7/1/2040	16,704	17,010
Freddie Mac Gold Pool 4.5% 7/1/2040	14,487	14,750
Freddie Mac Gold Pool 4.5% 7/1/2044	3,458	3,517
Freddie Mac Gold Pool 4.5% 7/1/2047	421,692	426,167
Freddie Mac Gold Pool 4.5% 7/1/2047	186,133	187,585
Freddie Mac Gold Pool 4.5% 8/1/2033	3,849	3,905
Freddie Mac Gold Pool 4.5% 8/1/2039	568	578
Freddie Mac Gold Pool 4.5% 8/1/2040	8,090	8,237
Freddie Mac Gold Pool 4.5% 8/1/2040	2,111	2,150
Freddie Mac Gold Pool 4.5% 8/1/2040	1,287	1,310
Freddie Mac Gold Pool 4.5% 8/1/2041	86,184	87,757
Freddie Mac Gold Pool 4.5% 8/1/2041	13,456	13,701
Freddie Mac Gold Pool 4.5% 8/1/2041	9,981	10,162
Freddie Mac Gold Pool 4.5% 9/1/2039	140,437	142,955
Freddie Mac Gold Pool 4.5% 9/1/2039	48,405	49,253
Freddie Mac Gold Pool 4.5% 9/1/2039	783	797
Freddie Mac Gold Pool 4.5% 9/1/2041	118,463	120,625
Freddie Mac Gold Pool 4.5% 9/1/2041	95,157	96,899
Freddie Mac Gold Pool 4.5% 9/1/2041	13,240	13,481
Freddie Mac Gold Pool 4.5% 9/1/2041	2,597	2,644
Freddie Mac Gold Pool 5% 1/1/2035	88,764	91,206
Freddie Mac Gold Pool 5% 1/1/2037	4,013	4,136
Freddie Mac Gold Pool 5% 1/1/2040	82,231	85,139
Freddie Mac Gold Pool 5% 1/1/2053	7,041,057	7,162,505
Freddie Mac Gold Pool 5% 10/1/2033	10,448	10,736
Freddie Mac Gold Pool 5% 10/1/2033	7,609	7,811
Freddie Mac Gold Pool 5% 10/1/2033	342	351
Freddie Mac Gold Pool 5% 10/1/2052	1,507,378	1,535,968
Freddie Mac Gold Pool 5% 11/1/2035	6,239	6,433
Freddie Mac Gold Pool 5% 11/1/2037	519	536
Freddie Mac Gold Pool 5% 11/1/2040	2,295	2,376
Freddie Mac Gold Pool 5% 11/1/2052 (e)	7,786,994	7,929,825
Freddie Mac Gold Pool 5% 11/1/2052	2,816,737	2,877,205
Freddie Mac Gold Pool 5% 12/1/2033	7,363	7,572
Freddie Mac Gold Pool 5% 12/1/2033	4,320	4,440
Freddie Mac Gold Pool 5% 12/1/2033	1,340	1,375
Freddie Mac Gold Pool 5% 12/1/2035	16,637	17,164
Freddie Mac Gold Pool 5% 12/1/2052 (d)	6,637,084	6,758,823
Freddie Mac Gold Pool 5% 12/1/2052	2,061,744	2,098,273
Freddie Mac Gold Pool 5% 12/1/2052	927,336	944,346
Freddie Mac Gold Pool 5% 12/1/2052	845,551	860,531
Freddie Mac Gold Pool 5% 2/1/2035	10,013	10,261
Freddie Mac Gold Pool 5% 2/1/2040	17,671	18,320
Freddie Mac Gold Pool 5% 2/1/2041	7,198	7,468
Freddie Mac Gold Pool 5% 3/1/2041	3,601	3,736
Freddie Mac Gold Pool 5% 3/1/2041	3,551	3,682
Freddie Mac Gold Pool 5% 4/1/2034	3,509	3,610
Freddie Mac Gold Pool 5% 4/1/2035	25,046	25,747
Freddie Mac Gold Pool 5% 4/1/2035	9,220	9,502
Freddie Mac Gold Pool 5% 4/1/2035	6,444	6,640
Freddie Mac Gold Pool 5% 4/1/2036	54,040	55,711
Freddie Mac Gold Pool 5% 4/1/2038	25,337	26,201
Freddie Mac Gold Pool 5% 4/1/2040	59,271	61,431
Freddie Mac Gold Pool 5% 4/1/2041	1,478	1,534
Freddie Mac Gold Pool 5% 5/1/2034	4,228	4,344
Freddie Mac Gold Pool 5% 5/1/2034	2,059	2,116
Freddie Mac Gold Pool 5% 5/1/2034	1,600	1,648
Freddie Mac Gold Pool 5% 5/1/2034	317	325
Freddie Mac Gold Pool 5% 5/1/2035	23,728	24,446
Freddie Mac Gold Pool 5% 5/1/2035	588	602
Freddie Mac Gold Pool 5% 5/1/2040	15,549	16,097
Freddie Mac Gold Pool 5% 6/1/2035	4,431	4,561
Freddie Mac Gold Pool 5% 6/1/2035	1,969	2,029
Freddie Mac Gold Pool 5% 6/1/2038	1,453	1,504
Freddie Mac Gold Pool 5% 6/1/2038	1,371	1,420
Freddie Mac Gold Pool 5% 6/1/2040	56,589	58,631
Freddie Mac Gold Pool 5% 6/1/2040	36,267	37,569
Freddie Mac Gold Pool 5% 6/1/2041	705,050	731,025
Freddie Mac Gold Pool 5% 6/1/2041	3,992	4,143
Freddie Mac Gold Pool 5% 6/1/2052	3,620,222	3,700,201
Freddie Mac Gold Pool 5% 7/1/2035	154,262	158,792
Freddie Mac Gold Pool 5% 7/1/2035	21,019	21,670
Freddie Mac Gold Pool 5% 7/1/2035	1,203	1,240
Freddie Mac Gold Pool 5% 7/1/2035	238	246
Freddie Mac Gold Pool 5% 7/1/2035	133	137
Freddie Mac Gold Pool 5% 7/1/2040	6,928	7,168
Freddie Mac Gold Pool 5% 7/1/2041	2,885	2,994
Freddie Mac Gold Pool 5% 7/1/2041	2,655	2,747
Freddie Mac Gold Pool 5% 7/1/2041	1,636	1,698
Freddie Mac Gold Pool 5% 7/1/2041	1,600	1,659
Freddie Mac Gold Pool 5% 7/1/2041	1,389	1,422
Freddie Mac Gold Pool 5% 7/1/2041	777	801
Freddie Mac Gold Pool 5% 8/1/2033	2,913	2,994
Freddie Mac Gold Pool 5% 8/1/2033	834	856
Freddie Mac Gold Pool 5% 8/1/2034	37,597	38,664
Freddie Mac Gold Pool 5% 8/1/2035	2,740	2,819
Freddie Mac Gold Pool 5% 8/1/2035	426	439
Freddie Mac Gold Pool 5% 8/1/2036	923	952
Freddie Mac Gold Pool 5% 8/1/2040	29,771	30,807
Freddie Mac Gold Pool 5% 8/1/2040	1,602	1,656
Freddie Mac Gold Pool 5% 9/1/2033	8,671	8,903
Freddie Mac Gold Pool 5% 9/1/2035	15,185	15,659
Freddie Mac Gold Pool 5% 9/1/2035	942	970
Freddie Mac Gold Pool 5% 9/1/2035	103	106
Freddie Mac Gold Pool 5.5% 1/1/2055	3,579,787	3,694,236
Freddie Mac Gold Pool 5.5% 11/1/2052	6,655,065	6,889,150
Freddie Mac Gold Pool 5.5% 2/1/2054	1,171,255	1,195,616
Freddie Mac Gold Pool 5.5% 3/1/2053 (d)(e)	11,966,170	12,405,764
Freddie Mac Gold Pool 5.5% 4/1/2053	1,569,016	1,624,205
Freddie Mac Gold Pool 6% 1/1/2029	116	120
Freddie Mac Gold Pool 6% 1/1/2032	2,140	2,225
Freddie Mac Gold Pool 6% 1/1/2032	1,318	1,370
Freddie Mac Gold Pool 6% 10/1/2032	1,049	1,094
Freddie Mac Gold Pool 6% 10/1/2054	4,443,320	4,651,137
Freddie Mac Gold Pool 6% 11/1/2029	96	99
Freddie Mac Gold Pool 6% 11/1/2031	1,412	1,469
Freddie Mac Gold Pool 6% 11/1/2053	1,427,104	1,483,593
Freddie Mac Gold Pool 6% 12/1/2032	562	585
Freddie Mac Gold Pool 6% 12/1/2037	31,341	33,400
Freddie Mac Gold Pool 6% 12/1/2037	8,641	9,184
Freddie Mac Gold Pool 6% 12/1/2052	867,728	906,957
Freddie Mac Gold Pool 6% 2/1/2029	67	68
Freddie Mac Gold Pool 6% 2/1/2029	29	30
Freddie Mac Gold Pool 6% 2/1/2055	2,519,262	2,637,090
Freddie Mac Gold Pool 6% 3/1/2029	92	95
Freddie Mac Gold Pool 6% 3/1/2053	3,348,678	3,508,438
Freddie Mac Gold Pool 6% 4/1/2029	10	11
Freddie Mac Gold Pool 6% 4/1/2029	1	0
Freddie Mac Gold Pool 6% 4/1/2031	1,093	1,132
Freddie Mac Gold Pool 6% 4/1/2033	3,714	3,873
Freddie Mac Gold Pool 6% 4/1/2054	5,271,314	5,514,563
Freddie Mac Gold Pool 6% 5/1/2029	39	40
Freddie Mac Gold Pool 6% 5/1/2033	25,813	26,750
Freddie Mac Gold Pool 6% 5/1/2054	5,733,420	6,005,160
Freddie Mac Gold Pool 6% 6/1/2029	470	482
Freddie Mac Gold Pool 6% 6/1/2029	91	93
Freddie Mac Gold Pool 6% 6/1/2031	378	392
Freddie Mac Gold Pool 6% 7/1/2029	149	153
Freddie Mac Gold Pool 6% 7/1/2029	69	71
Freddie Mac Gold Pool 6% 7/1/2029	66	67
Freddie Mac Gold Pool 6% 7/1/2029	59	60
Freddie Mac Gold Pool 6% 7/1/2029	50	51
Freddie Mac Gold Pool 6% 7/1/2032	2,821	2,928
Freddie Mac Gold Pool 6% 7/1/2033	3,653	3,821
Freddie Mac Gold Pool 6% 7/1/2037	2,294	2,438
Freddie Mac Gold Pool 6% 7/1/2039	7,853,480	8,134,702
Freddie Mac Gold Pool 6% 8/1/2037	43,591	46,210
Freddie Mac Gold Pool 6% 9/1/2033	21,643	22,610
Freddie Mac Gold Pool 6% 9/1/2039	5,373,598	5,601,283
Freddie Mac Gold Pool 6% 9/1/2054	126,411	132,363
Freddie Mac Gold Pool 6% 9/1/2054	83,858	87,519
Freddie Mac Gold Pool 6.5% 1/1/2032	8,746	9,147
Freddie Mac Gold Pool 6.5% 1/1/2054	7,771,430	8,222,409
Freddie Mac Gold Pool 6.5% 1/1/2054	328,638	347,201
Freddie Mac Gold Pool 6.5% 10/1/2032	8,232	8,652
Freddie Mac Gold Pool 6.5% 10/1/2053	2,052,859	2,171,987
Freddie Mac Gold Pool 6.5% 12/1/2053	126,213	133,626
Freddie Mac Gold Pool 6.5% 2/1/2037	584	607
Freddie Mac Gold Pool 6.5% 3/1/2032	18	19
Freddie Mac Gold Pool 6.5% 3/1/2036	36,711	38,523
Freddie Mac Gold Pool 6.5% 3/1/2037	867	932
Freddie Mac Gold Pool 6.5% 4/1/2032	806	845
Freddie Mac Gold Pool 6.5% 6/1/2054	8,258,841	8,741,331
Freddie Mac Gold Pool 6.5% 6/1/2054	1,452,952	1,543,284
Freddie Mac Gold Pool 6.5% 7/1/2032	212	222
Freddie Mac Gold Pool 6.5% 8/1/2032	3,094	3,245
Freddie Mac Gold Pool 6.5% 8/1/2032	2,138	2,245
Freddie Mac Gold Pool 6.5% 8/1/2032	2,060	2,164
Freddie Mac Gold Pool 6.5% 9/1/2039	93,282	100,362
Freddie Mac Gold Pool 6.5% 9/1/2053	2,408,819	2,549,544
Freddie Mac Gold Pool 6.5% 9/1/2054	22,772,880	24,231,392
Freddie Mac Gold Pool 6.5% 9/1/2054	1,740,825	1,849,054
Freddie Mac Gold Pool 7% 1/1/2036	4,328	4,586
Freddie Mac Gold Pool 7% 11/1/2026	103	103
Freddie Mac Gold Pool 7% 11/1/2034	7,213	7,632
Freddie Mac Gold Pool 7% 11/1/2034	6,400	6,821
Freddie Mac Gold Pool 7% 12/1/2026	126	127
Freddie Mac Gold Pool 7% 4/1/2032	2,570	2,702
Freddie Mac Gold Pool 7% 7/1/2029	10,165	10,671
Freddie Mac Gold Pool 7% 8/1/2026	211	211
Freddie Mac Gold Pool 7% 9/1/2026	449	451
Freddie Mac Gold Pool 7% 9/1/2035	18,091	19,191
Freddie Mac Gold Pool 7.5% 1/1/2027	11	11
Freddie Mac Gold Pool 7.5% 11/1/2030	100	106
Freddie Mac Gold Pool 7.5% 11/1/2031	133	142
Freddie Mac Gold Pool 7.5% 5/1/2031	111	117
Freddie Mac Gold Pool 8% 11/1/2031	332	349
Freddie Mac Gold Pool 8% 2/1/2030	26	27
Freddie Mac Gold Pool 8% 4/1/2032	44	47
Freddie Mac Gold Pool 8% 7/1/2030	307	324
Freddie Mac Gold Pool 8% 8/1/2030	685	715
Freddie Mac Gold Pool 8% 8/1/2030	25	26
Freddie Mac Gold Pool 8% 8/1/2030	9	9
Freddie Mac Gold Pool 8% 9/1/2030	21	22
Freddie Mac Gold Pool 8.5% 1/1/2028	3	2
Freddie Mac Gold Pool 8.5% 12/1/2027	4	3
Freddie Mac Gold Pool 8.5% 5/1/2027	6	6
Freddie Mac Gold Pool 8.5% 5/1/2027	1	0
Freddie Mac Gold Pool 8.5% 8/1/2026	7	7
Freddie Mac Gold Pool 8.5% 8/1/2027	185	188
Freddie Mac Gold Pool 8.5% 8/1/2027	83	85
Freddie Mac Gold Pool 8.5% 8/1/2027	5	4
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	6,213,660	6,494,569
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	13,603,320	14,222,554
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,680,352	1,780,621
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,483,127	1,575,334
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	482,618	515,036
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 5.616% 1/1/2036 (b)(c)	3,143	3,213
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.884% 3/1/2036 (b)(c)	16,160	16,571
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 5.85% 3/1/2036 (b)(c)	12,256	12,650
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.202% 12/1/2040 (b)(c)	137,090	143,571
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.406% 7/1/2041 (b)(c)	21,416	22,455
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.436% 9/1/2041 (b)(c)	28,497	29,913
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 6.864% 4/1/2036 (b)(c)	8,557	8,900
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (b)(c)	3,574	3,754
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (b)(c)	660	692
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (b)(c)	722	757
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.672% 6/1/2041 (b)(c)	9,090	9,546
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.778% 5/1/2041 (b)(c)	6,397	6,718
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.863% 5/1/2041 (b)(c)	8,266	8,681
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.939%, 6.607% 10/1/2042 (b)(c)	24,869	26,115
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 7.01% 4/1/2038 (b)(c)	7,008	7,359
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (b)(c)	117	119
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (b)(c)	5,860	6,113
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.095% 6/1/2033 (b)(c)	12,402	12,708
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2597%, 6.321% 6/1/2033 (b)(c)	16,653	17,095
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.328% 3/1/2035 (b)(c)	34,567	35,672
Freddie Mac Non Gold Pool 4% 9/1/2040	4,764	4,756
Freddie Mac Non Gold Pool 5.5% 4/1/2055	3,734,346	3,857,237
Freddie Mac Non Gold Pool 5.5% 7/1/2053	10,881,627	11,233,772
Freddie Mac Non Gold Pool 5.5% 8/1/2053	11,386,072	11,768,774
Freddie Mac Non Gold Pool 5.5% 8/1/2053	3,183,990	3,291,008
Freddie Mac Non Gold Pool 5.5% 8/1/2053	3,121,977	3,223,008
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 5.375% 8/1/2037 (b)(c)	5,072	5,148
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.178% 10/1/2036 (b)(c)	8,233	8,456
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.994%, 6.307% 10/1/2035 (b)(c)	9,613	9,913
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.26% 6/1/2037 (b)(c)	4,672	4,859
Freddie Mac Non Gold Pool 6% 11/1/2054	3,370,501	3,521,822
Freddie Mac Non Gold Pool 6% 6/1/2053	3,012,572	3,145,941
Freddie Mac Non Gold Pool 6% 6/1/2053	2,962,465	3,088,987
Freddie Mac Non Gold Pool 6% 6/1/2054	5,546,845	5,792,409
Freddie Mac Non Gold Pool 6% 7/1/2053	2,839,395	2,965,097
Freddie Mac Non Gold Pool 6% 9/1/2053	2,937,242	3,053,508
Freddie Mac Non Gold Pool 6.5% 1/1/2055	2,829,565	3,011,671
Freddie Mac Non Gold Pool 6.5% 11/1/2054	1,181,504	1,257,544
Freddie Mac Non Gold Pool 6.5% 2/1/2055	3,155,460	3,359,527
Ginnie Mae I Pool 2.5% 1/20/2052	4,244,838	3,735,051
Ginnie Mae I Pool 2.5% 12/20/2051	6,574,569	5,784,992
Ginnie Mae I Pool 2.5% 12/20/2051	4,352,761	3,825,932
Ginnie Mae I Pool 2.5% 12/20/2051	3,489,996	3,070,862
Ginnie Mae I Pool 2.5% 8/20/2051	24,320,172	21,376,626
Ginnie Mae I Pool 2.5% 8/20/2051	6,326,771	5,564,977
Ginnie Mae I Pool 2.5% 8/20/2051	3,687,990	3,241,621
Ginnie Mae I Pool 2.5% 9/20/2051	10,882,122	9,565,025
Ginnie Mae I Pool 2.5% 9/20/2051	6,345,921	5,577,854
Ginnie Mae I Pool 3% 12/15/2042	185,755	173,625
Ginnie Mae I Pool 3% 4/15/2043	51,330	47,854
Ginnie Mae I Pool 3% 4/15/2043	22,467	20,938
Ginnie Mae I Pool 3% 4/15/2043	18,256	17,075
Ginnie Mae I Pool 3% 4/15/2043	8,774	8,193
Ginnie Mae I Pool 3% 4/15/2043	3,720	3,474
Ginnie Mae I Pool 3% 4/15/2045	139,182	129,465
Ginnie Mae I Pool 3% 5/15/2043	197,124	183,892
Ginnie Mae I Pool 3% 5/15/2043	21,908	20,275
Ginnie Mae I Pool 3% 5/15/2043	16,893	15,955
Ginnie Mae I Pool 3% 5/15/2043	16,746	15,642
Ginnie Mae I Pool 3% 5/15/2043	15,525	14,598
Ginnie Mae I Pool 3% 5/15/2043	6,369	5,932
Ginnie Mae I Pool 3% 6/15/2042	15,774	14,823
Ginnie Mae I Pool 3% 6/15/2043	21,759	20,260
Ginnie Mae I Pool 3% 6/15/2043	7,480	6,983
Ginnie Mae I Pool 3% 6/20/2042	120,841	113,657
Ginnie Mae I Pool 3% 7/15/2043	37,233	34,813
Ginnie Mae I Pool 3% 7/15/2043	26,957	25,180
Ginnie Mae I Pool 3% 8/15/2042	9,969	9,327
Ginnie Mae I Pool 3% 8/15/2043	11,914	11,151
Ginnie Mae I Pool 3% 9/15/2042	24,830	23,231
Ginnie Mae I Pool 3.5% 1/15/2041	6,270	6,016
Ginnie Mae I Pool 3.5% 1/15/2042	84,060	80,162
Ginnie Mae I Pool 3.5% 1/15/2042	62,682	59,881
Ginnie Mae I Pool 3.5% 1/15/2042	1,585	1,517
Ginnie Mae I Pool 3.5% 1/15/2042	821	785
Ginnie Mae I Pool 3.5% 1/15/2043	93,005	88,790
Ginnie Mae I Pool 3.5% 1/15/2043	2,835	2,709
Ginnie Mae I Pool 3.5% 10/20/2052	3,994,024	3,785,984
Ginnie Mae I Pool 3.5% 11/15/2040	11,120	10,667
Ginnie Mae I Pool 3.5% 11/15/2042	203,837	194,642
Ginnie Mae I Pool 3.5% 11/20/2043	489,554	469,011
Ginnie Mae I Pool 3.5% 12/15/2040	2,292	2,200
Ginnie Mae I Pool 3.5% 12/15/2041	80,357	76,784
Ginnie Mae I Pool 3.5% 12/15/2041	74,894	71,500
Ginnie Mae I Pool 3.5% 12/15/2041	46,169	44,247
Ginnie Mae I Pool 3.5% 12/15/2041	7,084	6,799
Ginnie Mae I Pool 3.5% 2/15/2042	73,361	70,005
Ginnie Mae I Pool 3.5% 2/15/2042	57,490	54,836
Ginnie Mae I Pool 3.5% 2/15/2043	405,463	387,869
Ginnie Mae I Pool 3.5% 2/15/2043	15,891	15,184
Ginnie Mae I Pool 3.5% 2/15/2044	62,199	59,038
Ginnie Mae I Pool 3.5% 2/20/2043	1,308,112	1,251,018
Ginnie Mae I Pool 3.5% 3/15/2042	491,820	470,480
Ginnie Mae I Pool 3.5% 3/15/2043	2,959	2,824
Ginnie Mae I Pool 3.5% 3/20/2043	557,577	533,240
Ginnie Mae I Pool 3.5% 3/20/2043	246,785	235,865
Ginnie Mae I Pool 3.5% 4/15/2043	347,578	332,572
Ginnie Mae I Pool 3.5% 4/15/2043	66,077	62,890
Ginnie Mae I Pool 3.5% 4/20/2043	265,051	252,989
Ginnie Mae I Pool 3.5% 4/20/2043	104,679	99,978
Ginnie Mae I Pool 3.5% 5/15/2042	20,795	19,954
Ginnie Mae I Pool 3.5% 5/15/2042	15,480	14,851
Ginnie Mae I Pool 3.5% 5/15/2043	13,619	12,976
Ginnie Mae I Pool 3.5% 5/15/2043	13,460	12,897
Ginnie Mae I Pool 3.5% 5/15/2043	12,080	11,562
Ginnie Mae I Pool 3.5% 5/15/2043	5,148	4,919
Ginnie Mae I Pool 3.5% 5/20/2046	57,818	55,398
Ginnie Mae I Pool 3.5% 5/20/2046	38,235	36,635
Ginnie Mae I Pool 3.5% 5/20/2046	29,088	27,870
Ginnie Mae I Pool 3.5% 5/20/2046	28,090	26,914
Ginnie Mae I Pool 3.5% 5/20/2046	24,961	23,916
Ginnie Mae I Pool 3.5% 5/20/2046	15,516	14,836
Ginnie Mae I Pool 3.5% 6/15/2042	2,876	2,746
Ginnie Mae I Pool 3.5% 6/15/2043	28,973	27,587
Ginnie Mae I Pool 3.5% 6/15/2043	23,772	22,606
Ginnie Mae I Pool 3.5% 6/15/2043	17,963	17,157
Ginnie Mae I Pool 3.5% 6/15/2043	12,072	11,605
Ginnie Mae I Pool 3.5% 6/15/2043	9,692	9,236
Ginnie Mae I Pool 3.5% 6/15/2043	1,640	1,563
Ginnie Mae I Pool 3.5% 6/20/2044	194,640	185,724
Ginnie Mae I Pool 3.5% 6/20/2046	132,093	126,564
Ginnie Mae I Pool 3.5% 6/20/2046	40,102	38,423
Ginnie Mae I Pool 3.5% 6/20/2046	36,481	34,954
Ginnie Mae I Pool 3.5% 6/20/2046	33,483	32,081
Ginnie Mae I Pool 3.5% 6/20/2046	32,279	30,928
Ginnie Mae I Pool 3.5% 6/20/2046	19,645	18,823
Ginnie Mae I Pool 3.5% 6/20/2046	13,135	12,597
Ginnie Mae I Pool 3.5% 7/15/2042	58,763	56,138
Ginnie Mae I Pool 3.5% 7/15/2042	20,207	19,304
Ginnie Mae I Pool 3.5% 7/15/2042	5,116	4,885
Ginnie Mae I Pool 3.5% 7/15/2043	11,016	10,498
Ginnie Mae I Pool 3.5% 7/20/2043	129,738	123,563
Ginnie Mae I Pool 3.5% 7/20/2046	3,527,290	3,382,968
Ginnie Mae I Pool 3.5% 8/15/2042	5,278	5,038
Ginnie Mae I Pool 3.5% 8/15/2043	6,726	6,404
Ginnie Mae I Pool 3.5% 8/20/2052	12,493,760	11,842,986
Ginnie Mae I Pool 3.5% 9/15/2042	14,558	13,880
Ginnie Mae I Pool 3.5% 9/15/2042	6,896	6,624
Ginnie Mae I Pool 3.5% 9/15/2042	6,924	6,607
Ginnie Mae I Pool 3.5% 9/15/2042	3,934	3,752
Ginnie Mae I Pool 3.5% 9/15/2043	5,597	5,333
Ginnie Mae I Pool 3.5% 9/20/2052	7,172,135	6,798,553
Ginnie Mae I Pool 4% 1/15/2040	15,202	14,995
Ginnie Mae I Pool 4% 1/15/2040	14,775	14,550
Ginnie Mae I Pool 4% 1/15/2041	74,137	72,946
Ginnie Mae I Pool 4% 1/15/2041	3,081	3,031
Ginnie Mae I Pool 4% 1/15/2042	6,924	6,803
Ginnie Mae I Pool 4% 1/15/2043	24,538	24,077
Ginnie Mae I Pool 4% 1/15/2047	43,582	42,536
Ginnie Mae I Pool 4% 1/15/2047	41,991	40,983
Ginnie Mae I Pool 4% 1/15/2047	32,293	31,518
Ginnie Mae I Pool 4% 1/15/2047	15,402	15,032
Ginnie Mae I Pool 4% 10/15/2039	18,065	17,817
Ginnie Mae I Pool 4% 10/15/2040	86,344	84,983
Ginnie Mae I Pool 4% 10/15/2040	74,987	73,835
Ginnie Mae I Pool 4% 10/15/2040	70,266	69,166
Ginnie Mae I Pool 4% 10/15/2040	8,047	7,923
Ginnie Mae I Pool 4% 10/15/2040	5,904	5,813
Ginnie Mae I Pool 4% 10/15/2040	2,833	2,791
Ginnie Mae I Pool 4% 10/15/2040	2,283	2,248
Ginnie Mae I Pool 4% 10/15/2041	161,525	158,711
Ginnie Mae I Pool 4% 10/15/2041	75,411	74,161
Ginnie Mae I Pool 4% 10/15/2041	67,193	66,107
Ginnie Mae I Pool 4% 10/15/2041	41,273	40,597
Ginnie Mae I Pool 4% 10/15/2041	36,039	35,420
Ginnie Mae I Pool 4% 10/15/2041	23,459	23,030
Ginnie Mae I Pool 4% 10/15/2041	19,269	18,973
Ginnie Mae I Pool 4% 10/15/2041	12,568	12,353
Ginnie Mae I Pool 4% 10/15/2041	9,447	9,294
Ginnie Mae I Pool 4% 10/15/2041	7,875	7,751
Ginnie Mae I Pool 4% 10/15/2041	4,557	4,483
Ginnie Mae I Pool 4% 10/15/2041	3,464	3,401
Ginnie Mae I Pool 4% 10/20/2052	13,017,876	12,623,936
Ginnie Mae I Pool 4% 11/15/2039	13,380	13,203
Ginnie Mae I Pool 4% 11/15/2040	21,508	21,160
Ginnie Mae I Pool 4% 11/15/2040	3,182	3,135
Ginnie Mae I Pool 4% 11/15/2040	2,457	2,424
Ginnie Mae I Pool 4% 11/15/2041	174,057	171,135
Ginnie Mae I Pool 4% 11/15/2041	24,810	24,366
Ginnie Mae I Pool 4% 11/15/2042	8,376	8,222
Ginnie Mae I Pool 4% 12/15/2039	43,121	42,467
Ginnie Mae I Pool 4% 12/15/2039	7,594	7,481
Ginnie Mae I Pool 4% 12/15/2040	5,217	5,128
Ginnie Mae I Pool 4% 12/15/2040	3,570	3,509
Ginnie Mae I Pool 4% 12/15/2040	2,483	2,444
Ginnie Mae I Pool 4% 12/15/2041	74,678	73,448
Ginnie Mae I Pool 4% 12/15/2041	56,182	55,197
Ginnie Mae I Pool 4% 12/15/2041	25,837	25,390
Ginnie Mae I Pool 4% 12/15/2041	14,477	14,228
Ginnie Mae I Pool 4% 12/15/2041	2,946	2,902
Ginnie Mae I Pool 4% 12/15/2041	2,715	2,669
Ginnie Mae I Pool 4% 12/15/2042	5,609	5,509
Ginnie Mae I Pool 4% 12/15/2046	8,377	8,189
Ginnie Mae I Pool 4% 2/15/2040	63,852	62,858
Ginnie Mae I Pool 4% 2/15/2040	37,892	37,337
Ginnie Mae I Pool 4% 2/15/2040	37,105	36,528
Ginnie Mae I Pool 4% 2/15/2041	21,330	20,996
Ginnie Mae I Pool 4% 2/15/2041	11,458	11,260
Ginnie Mae I Pool 4% 2/15/2042	24,308	23,885
Ginnie Mae I Pool 4% 3/15/2040	318,231	313,342
Ginnie Mae I Pool 4% 3/15/2041	160,040	157,549
Ginnie Mae I Pool 4% 3/15/2041	7,745	7,625
Ginnie Mae I Pool 4% 3/15/2042	89,884	88,284
Ginnie Mae I Pool 4% 3/15/2042	12,832	12,594
Ginnie Mae I Pool 4% 3/15/2042	9,310	9,149
Ginnie Mae I Pool 4% 4/15/2040	26,036	25,620
Ginnie Mae I Pool 4% 4/15/2040	11,443	11,277
Ginnie Mae I Pool 4% 4/15/2042	14,701	14,422
Ginnie Mae I Pool 4% 4/15/2043	3,976	3,906
Ginnie Mae I Pool 4% 4/15/2046	1,164,723	1,138,955
Ginnie Mae I Pool 4% 4/20/2047	1,010,903	988,525
Ginnie Mae I Pool 4% 4/20/2047	902,041	882,073
Ginnie Mae I Pool 4% 5/15/2040	22,565	22,205
Ginnie Mae I Pool 4% 5/15/2041	3,805	3,759
Ginnie Mae I Pool 4% 5/15/2042	701	699
Ginnie Mae I Pool 4% 5/15/2043	5,994	5,871
Ginnie Mae I Pool 4% 5/20/2049	668,512	649,744
Ginnie Mae I Pool 4% 6/15/2041	13,611	13,386
Ginnie Mae I Pool 4% 6/15/2041	8,465	8,352
Ginnie Mae I Pool 4% 6/15/2041	7,170	7,042
Ginnie Mae I Pool 4% 6/15/2042	19,070	18,702
Ginnie Mae I Pool 4% 6/15/2043	5,248	5,146
Ginnie Mae I Pool 4% 6/15/2043	2,551	2,505
Ginnie Mae I Pool 4% 7/15/2039	16,827	16,578
Ginnie Mae I Pool 4% 7/15/2041	7,768	7,637
Ginnie Mae I Pool 4% 7/15/2041	7,697	7,581
Ginnie Mae I Pool 4% 7/15/2041	4,496	4,415
Ginnie Mae I Pool 4% 7/15/2041	2,608	2,563
Ginnie Mae I Pool 4% 7/15/2041	1,683	1,655
Ginnie Mae I Pool 4% 7/15/2046	29,191	28,554
Ginnie Mae I Pool 4% 7/15/2046	23,493	22,981
Ginnie Mae I Pool 4% 8/15/2039	7,230	7,121
Ginnie Mae I Pool 4% 8/15/2039	5,343	5,259
Ginnie Mae I Pool 4% 8/15/2040	3,557	3,503
Ginnie Mae I Pool 4% 8/15/2041	11,165	10,981
Ginnie Mae I Pool 4% 8/15/2041	8,863	8,727
Ginnie Mae I Pool 4% 8/15/2041	2,385	2,350
Ginnie Mae I Pool 4% 8/15/2042	36,530	35,831
Ginnie Mae I Pool 4% 8/15/2042	4,921	4,843
Ginnie Mae I Pool 4% 8/15/2043	7,603	7,442
Ginnie Mae I Pool 4% 8/15/2043	2,184	2,138
Ginnie Mae I Pool 4% 9/15/2039	11,141	10,998
Ginnie Mae I Pool 4% 9/15/2040	4,760	4,688
Ginnie Mae I Pool 4% 9/15/2041	82,077	80,688
Ginnie Mae I Pool 4% 9/15/2041	10,098	9,932
Ginnie Mae I Pool 4% 9/15/2041	9,382	9,234
Ginnie Mae I Pool 4% 9/15/2041	4,810	4,721
Ginnie Mae I Pool 4% 9/15/2041	2,383	2,341
Ginnie Mae I Pool 4% 9/15/2041	1,135	1,119
Ginnie Mae I Pool 4.5% 10/15/2039	8,610	8,717
Ginnie Mae I Pool 4.5% 10/15/2039	6,091	6,167
Ginnie Mae I Pool 4.5% 10/15/2039	1,460	1,478
Ginnie Mae I Pool 4.5% 11/15/2039	49,351	49,966
Ginnie Mae I Pool 4.5% 11/15/2039	20,100	20,350
Ginnie Mae I Pool 4.5% 11/15/2039	16,510	16,714
Ginnie Mae I Pool 4.5% 11/15/2039	14,698	14,880
Ginnie Mae I Pool 4.5% 11/15/2039	10,775	10,908
Ginnie Mae I Pool 4.5% 11/15/2039	10,721	10,851
Ginnie Mae I Pool 4.5% 11/15/2039	7,432	7,524
Ginnie Mae I Pool 4.5% 11/15/2039	6,099	6,174
Ginnie Mae I Pool 4.5% 11/15/2039	1,190	1,205
Ginnie Mae I Pool 4.5% 11/15/2039	725	734
Ginnie Mae I Pool 4.5% 12/15/2039	13,746	13,913
Ginnie Mae I Pool 4.5% 2/15/2040	40,030	40,525
Ginnie Mae I Pool 4.5% 2/15/2040	37,744	38,212
Ginnie Mae I Pool 4.5% 2/15/2040	27,395	27,733
Ginnie Mae I Pool 4.5% 2/15/2040	21,520	21,785
Ginnie Mae I Pool 4.5% 2/15/2040	14,981	15,163
Ginnie Mae I Pool 4.5% 2/15/2040	11,957	12,105
Ginnie Mae I Pool 4.5% 2/15/2040	11,775	11,920
Ginnie Mae I Pool 4.5% 2/15/2040	8,232	8,333
Ginnie Mae I Pool 4.5% 2/15/2040	2,334	2,362
Ginnie Mae I Pool 4.5% 2/15/2040	985	997
Ginnie Mae I Pool 4.5% 2/15/2041	9,387	9,491
Ginnie Mae I Pool 4.5% 3/15/2040	93,430	94,584
Ginnie Mae I Pool 4.5% 3/15/2040	9,218	9,332
Ginnie Mae I Pool 4.5% 3/15/2040	6,782	6,866
Ginnie Mae I Pool 4.5% 3/15/2040	4,748	4,807
Ginnie Mae I Pool 4.5% 3/15/2041	220,474	223,211
Ginnie Mae I Pool 4.5% 3/15/2041	5,118	5,181
Ginnie Mae I Pool 4.5% 4/15/2040	41,506	42,017
Ginnie Mae I Pool 4.5% 4/15/2040	21,295	21,560
Ginnie Mae I Pool 4.5% 4/15/2040	16,350	16,553
Ginnie Mae I Pool 4.5% 4/15/2040	9,205	9,320
Ginnie Mae I Pool 4.5% 4/15/2040	3,793	3,840
Ginnie Mae I Pool 4.5% 4/15/2040	3,706	3,752
Ginnie Mae I Pool 4.5% 4/20/2053	3,912,908	3,893,074
Ginnie Mae I Pool 4.5% 5/15/2039	7,456	7,547
Ginnie Mae I Pool 4.5% 5/15/2040	49,918	50,534
Ginnie Mae I Pool 4.5% 5/15/2040	5,038	5,101
Ginnie Mae I Pool 4.5% 6/15/2039	25,784	26,098
Ginnie Mae I Pool 4.5% 6/15/2039	23,806	24,100
Ginnie Mae I Pool 4.5% 6/15/2039	4,701	4,759
Ginnie Mae I Pool 4.5% 6/15/2039	3,692	3,738
Ginnie Mae I Pool 4.5% 6/15/2039	3,176	3,215
Ginnie Mae I Pool 4.5% 6/15/2040	184,949	187,249
Ginnie Mae I Pool 4.5% 6/15/2040	107,637	108,967
Ginnie Mae I Pool 4.5% 6/15/2040	49,051	49,658
Ginnie Mae I Pool 4.5% 6/15/2040	27,929	28,274
Ginnie Mae I Pool 4.5% 6/15/2040	26,981	27,314
Ginnie Mae I Pool 4.5% 6/15/2040	23,381	23,670
Ginnie Mae I Pool 4.5% 6/15/2040	21,476	21,741
Ginnie Mae I Pool 4.5% 6/15/2040	3,284	3,325
Ginnie Mae I Pool 4.5% 6/15/2040	2,256	2,284
Ginnie Mae I Pool 4.5% 7/15/2039	21,043	21,301
Ginnie Mae I Pool 4.5% 7/15/2040	80,412	81,406
Ginnie Mae I Pool 4.5% 7/15/2040	72,357	73,252
Ginnie Mae I Pool 4.5% 7/15/2040	55,227	55,909
Ginnie Mae I Pool 4.5% 7/15/2040	41,956	42,474
Ginnie Mae I Pool 4.5% 7/15/2040	38,817	39,297
Ginnie Mae I Pool 4.5% 7/15/2040	35,656	36,097
Ginnie Mae I Pool 4.5% 7/15/2040	6,095	6,171
Ginnie Mae I Pool 4.5% 7/15/2040	3,521	3,565
Ginnie Mae I Pool 4.5% 7/15/2040	1,455	1,473
Ginnie Mae I Pool 4.5% 8/15/2039	213,649	216,276
Ginnie Mae I Pool 4.5% 8/15/2039	133,267	134,905
Ginnie Mae I Pool 4.5% 8/15/2039	106,660	107,970
Ginnie Mae I Pool 4.5% 8/15/2039	42,558	43,082
Ginnie Mae I Pool 4.5% 8/15/2039	20,205	20,452
Ginnie Mae I Pool 4.5% 8/15/2039	3,575	3,619
Ginnie Mae I Pool 4.5% 8/15/2040	12,215	12,366
Ginnie Mae I Pool 4.5% 8/15/2040	2,386	2,416
Ginnie Mae I Pool 4.5% 8/15/2040	1,804	1,827
Ginnie Mae I Pool 4.5% 8/15/2041	4,648	4,705
Ginnie Mae I Pool 4.5% 9/15/2039	39,507	39,994
Ginnie Mae I Pool 4.5% 9/15/2039	19,478	19,718
Ginnie Mae I Pool 4.5% 9/15/2039	7,700	7,795
Ginnie Mae I Pool 4.5% 9/15/2039	7,121	7,208
Ginnie Mae I Pool 4.5% 9/15/2040	6,863	6,947
Ginnie Mae I Pool 4.5% 9/15/2040	3,013	3,050
Ginnie Mae I Pool 5% 1/15/2034	1,509	1,551
Ginnie Mae I Pool 5% 1/15/2039	16,844	17,366
Ginnie Mae I Pool 5% 1/15/2040	664	681
Ginnie Mae I Pool 5% 10/15/2033	819	841
Ginnie Mae I Pool 5% 10/15/2034	1,881	1,932
Ginnie Mae I Pool 5% 10/15/2034	1,182	1,214
Ginnie Mae I Pool 5% 10/15/2039	14,862	15,384
Ginnie Mae I Pool 5% 10/15/2039	11,516	11,928
Ginnie Mae I Pool 5% 10/15/2039	9,156	9,484
Ginnie Mae I Pool 5% 10/15/2039	5,150	5,330
Ginnie Mae I Pool 5% 10/15/2039	3,093	3,201
Ginnie Mae I Pool 5% 11/15/2033	3,718	3,823
Ginnie Mae I Pool 5% 11/15/2033	3,058	3,123
Ginnie Mae I Pool 5% 11/15/2033	1,864	1,914
Ginnie Mae I Pool 5% 11/15/2033	1,134	1,164
Ginnie Mae I Pool 5% 11/15/2033	537	553
Ginnie Mae I Pool 5% 11/15/2035	3,756	3,863
Ginnie Mae I Pool 5% 11/15/2039	14,189	14,700
Ginnie Mae I Pool 5% 11/15/2039	9,719	10,077
Ginnie Mae I Pool 5% 11/15/2039	6,181	6,402
Ginnie Mae I Pool 5% 11/15/2039	5,905	6,117
Ginnie Mae I Pool 5% 11/15/2039	1,195	1,237
Ginnie Mae I Pool 5% 11/15/2039	1,092	1,132
Ginnie Mae I Pool 5% 11/15/2040	5,903	6,116
Ginnie Mae I Pool 5% 11/15/2040	1,653	1,713
Ginnie Mae I Pool 5% 12/15/2032	182	187
Ginnie Mae I Pool 5% 12/15/2033	1,186	1,217
Ginnie Mae I Pool 5% 12/15/2037	4,441	4,602
Ginnie Mae I Pool 5% 12/15/2039	14,726	15,256
Ginnie Mae I Pool 5% 12/15/2039	7,447	7,711
Ginnie Mae I Pool 5% 12/15/2039	6,164	6,390
Ginnie Mae I Pool 5% 2/15/2034	2,774	2,854
Ginnie Mae I Pool 5% 2/15/2039	28,860	29,871
Ginnie Mae I Pool 5% 3/15/2035	5,671	5,851
Ginnie Mae I Pool 5% 3/15/2036	11,747	12,120
Ginnie Mae I Pool 5% 3/15/2036	7,452	7,610
Ginnie Mae I Pool 5% 3/15/2036	2,350	2,430
Ginnie Mae I Pool 5% 3/15/2041	12,537	12,980
Ginnie Mae I Pool 5% 3/15/2041	4,551	4,715
Ginnie Mae I Pool 5% 4/15/2033	1,462	1,500
Ginnie Mae I Pool 5% 4/15/2033	1,232	1,263
Ginnie Mae I Pool 5% 4/15/2033	914	937
Ginnie Mae I Pool 5% 4/15/2035	7,191	7,404
Ginnie Mae I Pool 5% 4/15/2039	2,541	2,634
Ginnie Mae I Pool 5% 4/15/2040	102,311	105,984
Ginnie Mae I Pool 5% 4/15/2040	100,786	104,388
Ginnie Mae I Pool 5% 4/15/2040	6,365	6,597
Ginnie Mae I Pool 5% 4/15/2040	2,206	2,286
Ginnie Mae I Pool 5% 4/15/2041	18,665	19,319
Ginnie Mae I Pool 5% 4/15/2041	4,552	4,713
Ginnie Mae I Pool 5% 4/15/2041	2,016	2,087
Ginnie Mae I Pool 5% 4/20/2048	2,327,438	2,399,868
Ginnie Mae I Pool 5% 5/15/2033	11,714	12,007
Ginnie Mae I Pool 5% 5/15/2033	6,407	6,573
Ginnie Mae I Pool 5% 5/15/2033	1,609	1,650
Ginnie Mae I Pool 5% 5/15/2034	56,259	57,844
Ginnie Mae I Pool 5% 5/15/2036	338	344
Ginnie Mae I Pool 5% 5/15/2039	23,854	24,687
Ginnie Mae I Pool 5% 5/15/2039	14,948	15,473
Ginnie Mae I Pool 5% 5/15/2040	6,378	6,609
Ginnie Mae I Pool 5% 5/15/2040	3,823	3,965
Ginnie Mae I Pool 5% 5/15/2040	1,370	1,419
Ginnie Mae I Pool 5% 6/15/2033	844	866
Ginnie Mae I Pool 5% 6/15/2033	790	811
Ginnie Mae I Pool 5% 6/15/2033	320	327
Ginnie Mae I Pool 5% 6/15/2034	935	962
Ginnie Mae I Pool 5% 6/15/2036	4,922	5,084
Ginnie Mae I Pool 5% 6/15/2039	2,323	2,404
Ginnie Mae I Pool 5% 6/15/2040	307,003	318,026
Ginnie Mae I Pool 5% 6/15/2040	7,923	8,208
Ginnie Mae I Pool 5% 6/15/2040	5,626	5,823
Ginnie Mae I Pool 5% 6/15/2041	15,038	15,561
Ginnie Mae I Pool 5% 6/15/2041	2,144	2,220
Ginnie Mae I Pool 5% 6/15/2041	2,013	2,083
Ginnie Mae I Pool 5% 7/15/2034	1,729	1,778
Ginnie Mae I Pool 5% 7/15/2035	24,914	25,682
Ginnie Mae I Pool 5% 7/15/2039	25,936	26,837
Ginnie Mae I Pool 5% 7/15/2039	14,396	14,903
Ginnie Mae I Pool 5% 7/15/2040	16,482	17,076
Ginnie Mae I Pool 5% 7/15/2040	13,120	13,594
Ginnie Mae I Pool 5% 7/15/2040	8,050	8,342
Ginnie Mae I Pool 5% 7/15/2040	6,929	7,183
Ginnie Mae I Pool 5% 7/15/2040	3,258	3,372
Ginnie Mae I Pool 5% 7/15/2040	1,083	1,123
Ginnie Mae I Pool 5% 8/15/2033	14,172	14,523
Ginnie Mae I Pool 5% 8/15/2033	8,638	8,868
Ginnie Mae I Pool 5% 8/15/2033	3,681	3,776
Ginnie Mae I Pool 5% 8/15/2033	3,176	3,268
Ginnie Mae I Pool 5% 8/15/2033	1,653	1,695
Ginnie Mae I Pool 5% 8/15/2033	1,409	1,446
Ginnie Mae I Pool 5% 8/15/2035	488	504
Ginnie Mae I Pool 5% 8/15/2039	12,447	12,886
Ginnie Mae I Pool 5% 8/15/2039	11,015	11,404
Ginnie Mae I Pool 5% 8/15/2039	4,998	5,175
Ginnie Mae I Pool 5% 8/15/2039	3,534	3,661
Ginnie Mae I Pool 5% 8/15/2039	2,024	2,095
Ginnie Mae I Pool 5% 8/15/2039	1,081	1,120
Ginnie Mae I Pool 5% 8/15/2040	26,622	27,590
Ginnie Mae I Pool 5% 8/15/2040	22,424	23,232
Ginnie Mae I Pool 5% 8/15/2040	19,860	20,586
Ginnie Mae I Pool 5% 8/15/2040	6,032	6,253
Ginnie Mae I Pool 5% 9/15/2033	14,586	14,986
Ginnie Mae I Pool 5% 9/15/2035	1,210	1,250
Ginnie Mae I Pool 5% 9/15/2036	22,373	23,101
Ginnie Mae I Pool 5% 9/15/2036	4,650	4,783
Ginnie Mae I Pool 5% 9/15/2039	84,390	87,345
Ginnie Mae I Pool 5% 9/15/2039	17,331	17,945
Ginnie Mae I Pool 5% 9/15/2039	12,263	12,698
Ginnie Mae I Pool 5% 9/15/2039	5,717	5,920
Ginnie Mae I Pool 5% 9/15/2039	5,252	5,443
Ginnie Mae I Pool 5% 9/15/2039	4,661	4,825
Ginnie Mae I Pool 5% 9/15/2039	4,650	4,815
Ginnie Mae I Pool 5% 9/15/2039	3,615	3,744
Ginnie Mae I Pool 5% 9/15/2039	3,063	3,171
Ginnie Mae I Pool 5% 9/15/2039	1,529	1,584
Ginnie Mae I Pool 5% 9/15/2039	1,290	1,336
Ginnie Mae I Pool 5% 9/15/2040	12,750	13,209
Ginnie Mae I Pool 5% 9/15/2040	8,294	8,584
Ginnie Mae I Pool 5% 9/15/2040	4,207	4,358
Ginnie Mae I Pool 5% 9/15/2040	2,831	2,933
Ginnie Mae I Pool 5% 9/15/2041	234,055	242,358
Ginnie Mae I Pool 5.5% 1/15/2034	185	193
Ginnie Mae I Pool 5.5% 10/15/2035	11,288	11,819
Ginnie Mae I Pool 5.5% 3/15/2034	684	714
Ginnie Mae I Pool 5.5% 3/15/2039	794	832
Ginnie Mae I Pool 5.5% 3/20/2054	6,362,201	6,561,726
Ginnie Mae I Pool 5.5% 4/15/2034	821	856
Ginnie Mae I Pool 5.5% 5/15/2034	2,984	3,116
Ginnie Mae I Pool 5.5% 5/15/2034	831	867
Ginnie Mae I Pool 5.5% 5/15/2034	164	171
Ginnie Mae I Pool 5.5% 5/15/2039	8,554	8,964
Ginnie Mae I Pool 5.5% 7/15/2033	647	676
Ginnie Mae I Pool 5.5% 7/15/2039	4,858	5,104
Ginnie Mae I Pool 5.5% 8/15/2033	2,290	2,391
Ginnie Mae I Pool 5.5% 9/15/2039	53,065	55,698
Ginnie Mae I Pool 5.5% 9/15/2039	49,327	51,754
Ginnie Mae I Pool 6% 10/15/2030	3,392	3,508
Ginnie Mae I Pool 6% 10/15/2039	2,096	2,218
Ginnie Mae I Pool 6% 11/15/2039	6,018	6,374
Ginnie Mae I Pool 6% 11/15/2039	3,456	3,659
Ginnie Mae I Pool 6% 11/15/2039	2,283	2,415
Ginnie Mae I Pool 6% 11/15/2039	1,306	1,376
Ginnie Mae I Pool 6% 11/15/2039	1,142	1,202
Ginnie Mae I Pool 6% 11/15/2039	878	926
Ginnie Mae I Pool 6% 11/15/2039	505	534
Ginnie Mae I Pool 6% 12/15/2034	566	594
Ginnie Mae I Pool 6.5% 10/15/2034	7,140	7,630
Ginnie Mae I Pool 6.5% 10/15/2034	1,002	1,065
Ginnie Mae I Pool 6.5% 10/15/2035	4,864	5,236
Ginnie Mae I Pool 6.5% 10/15/2036	1,559	1,669
Ginnie Mae I Pool 6.5% 11/15/2034	1,773	1,854
Ginnie Mae I Pool 6.5% 6/15/2037	1,875	2,005
Ginnie Mae I Pool 6.5% 7/15/2035	568	608
Ginnie Mae I Pool 6.5% 8/15/2034	8,139	8,674
Ginnie Mae I Pool 6.5% 8/15/2034	187	196
Ginnie Mae I Pool 6.5% 8/15/2036	1,392	1,489
Ginnie Mae I Pool 6.5% 9/15/2034	3,148	3,353
Ginnie Mae I Pool 7% 1/15/2027	2	1
Ginnie Mae I Pool 7% 1/15/2028	118	118
Ginnie Mae I Pool 7% 1/15/2028	79	80
Ginnie Mae I Pool 7% 1/15/2028	78	78
Ginnie Mae I Pool 7% 1/15/2028	73	74
Ginnie Mae I Pool 7% 1/15/2028	65	65
Ginnie Mae I Pool 7% 1/15/2028	56	57
Ginnie Mae I Pool 7% 1/15/2028	16	16
Ginnie Mae I Pool 7% 1/15/2029	213	218
Ginnie Mae I Pool 7% 1/15/2029	148	151
Ginnie Mae I Pool 7% 1/15/2029	109	111
Ginnie Mae I Pool 7% 1/15/2029	82	84
Ginnie Mae I Pool 7% 1/15/2029	55	56
Ginnie Mae I Pool 7% 1/15/2030	678	693
Ginnie Mae I Pool 7% 1/15/2030	60	62
Ginnie Mae I Pool 7% 1/15/2031	221	227
Ginnie Mae I Pool 7% 1/15/2032	1,445	1,498
Ginnie Mae I Pool 7% 10/15/2026	11	11
Ginnie Mae I Pool 7% 10/15/2028	590	600
Ginnie Mae I Pool 7% 10/15/2028	104	105
Ginnie Mae I Pool 7% 10/15/2030	186	191
Ginnie Mae I Pool 7% 10/15/2031	1,240	1,289
Ginnie Mae I Pool 7% 10/15/2031	300	310
Ginnie Mae I Pool 7% 10/15/2031	251	255
Ginnie Mae I Pool 7% 10/15/2031	244	254
Ginnie Mae I Pool 7% 10/15/2031	11	11
Ginnie Mae I Pool 7% 11/15/2027	13	13
Ginnie Mae I Pool 7% 11/15/2028	94	95
Ginnie Mae I Pool 7% 11/15/2029	595	611
Ginnie Mae I Pool 7% 11/15/2031	703	730
Ginnie Mae I Pool 7% 11/15/2031	679	696
Ginnie Mae I Pool 7% 11/15/2032	161	167
Ginnie Mae I Pool 7% 12/15/2027	117	118
Ginnie Mae I Pool 7% 12/15/2027	18	18
Ginnie Mae I Pool 7% 12/15/2028	229	234
Ginnie Mae I Pool 7% 12/15/2028	210	214
Ginnie Mae I Pool 7% 12/15/2028	67	68
Ginnie Mae I Pool 7% 12/15/2028	33	34
Ginnie Mae I Pool 7% 12/15/2030	321	332
Ginnie Mae I Pool 7% 12/15/2031	1,168	1,211
Ginnie Mae I Pool 7% 12/15/2031	559	581
Ginnie Mae I Pool 7% 12/15/2031	54	56
Ginnie Mae I Pool 7% 2/15/2028	86	87
Ginnie Mae I Pool 7% 2/15/2028	81	81
Ginnie Mae I Pool 7% 2/15/2028	79	80
Ginnie Mae I Pool 7% 2/15/2028	61	62
Ginnie Mae I Pool 7% 2/15/2028	32	32
Ginnie Mae I Pool 7% 2/15/2028	25	25
Ginnie Mae I Pool 7% 2/15/2028	10	10
Ginnie Mae I Pool 7% 2/15/2029	46	47
Ginnie Mae I Pool 7% 2/15/2032	1,852	1,928
Ginnie Mae I Pool 7% 2/15/2032	1,087	1,112
Ginnie Mae I Pool 7% 2/15/2032	506	525
Ginnie Mae I Pool 7% 2/15/2032	184	191
Ginnie Mae I Pool 7% 2/15/2032	133	135
Ginnie Mae I Pool 7% 2/15/2032	121	126
Ginnie Mae I Pool 7% 3/15/2028	208	210
Ginnie Mae I Pool 7% 3/15/2028	119	121
Ginnie Mae I Pool 7% 3/15/2028	94	95
Ginnie Mae I Pool 7% 3/15/2028	76	77
Ginnie Mae I Pool 7% 3/15/2028	51	52
Ginnie Mae I Pool 7% 3/15/2028	38	39
Ginnie Mae I Pool 7% 3/15/2028	37	38
Ginnie Mae I Pool 7% 3/15/2028	21	21
Ginnie Mae I Pool 7% 3/15/2029	292	298
Ginnie Mae I Pool 7% 3/15/2029	133	136
Ginnie Mae I Pool 7% 3/15/2029	76	78
Ginnie Mae I Pool 7% 3/15/2029	34	34
Ginnie Mae I Pool 7% 3/15/2029	22	23
Ginnie Mae I Pool 7% 3/15/2029	19	19
Ginnie Mae I Pool 7% 3/15/2031	116	120
Ginnie Mae I Pool 7% 3/15/2031	111	114
Ginnie Mae I Pool 7% 3/15/2031	82	85
Ginnie Mae I Pool 7% 3/15/2031	35	35
Ginnie Mae I Pool 7% 3/15/2032	727	756
Ginnie Mae I Pool 7% 3/15/2032	316	329
Ginnie Mae I Pool 7% 3/15/2032	254	264
Ginnie Mae I Pool 7% 3/15/2032	78	81
Ginnie Mae I Pool 7% 3/15/2032	59	61
Ginnie Mae I Pool 7% 3/15/2032	46	47
Ginnie Mae I Pool 7% 4/15/2028	192	195
Ginnie Mae I Pool 7% 4/15/2028	120	122
Ginnie Mae I Pool 7% 4/15/2028	93	94
Ginnie Mae I Pool 7% 4/15/2028	73	74
Ginnie Mae I Pool 7% 4/15/2028	44	44
Ginnie Mae I Pool 7% 4/15/2028	32	32
Ginnie Mae I Pool 7% 4/15/2028	13	13
Ginnie Mae I Pool 7% 4/15/2029	198	202
Ginnie Mae I Pool 7% 4/15/2030	157	161
Ginnie Mae I Pool 7% 4/15/2031	874	904
Ginnie Mae I Pool 7% 4/15/2031	345	358
Ginnie Mae I Pool 7% 4/15/2031	201	209
Ginnie Mae I Pool 7% 4/15/2031	84	87
Ginnie Mae I Pool 7% 4/15/2032	1,148	1,196
Ginnie Mae I Pool 7% 4/15/2032	589	611
Ginnie Mae I Pool 7% 4/15/2032	408	425
Ginnie Mae I Pool 7% 4/15/2032	175	182
Ginnie Mae I Pool 7% 4/15/2032	154	160
Ginnie Mae I Pool 7% 4/15/2032	144	150
Ginnie Mae I Pool 7% 4/15/2032	103	104
Ginnie Mae I Pool 7% 4/15/2032	91	94
Ginnie Mae I Pool 7% 4/15/2032	40	41
Ginnie Mae I Pool 7% 4/20/2032	14,363	14,976
Ginnie Mae I Pool 7% 5/15/2027	3	2
Ginnie Mae I Pool 7% 5/15/2028	139	140
Ginnie Mae I Pool 7% 5/15/2028	26	26
Ginnie Mae I Pool 7% 5/15/2028	8	8
Ginnie Mae I Pool 7% 5/15/2028	8	7
Ginnie Mae I Pool 7% 5/15/2029	133	137
Ginnie Mae I Pool 7% 5/15/2031	349	358
Ginnie Mae I Pool 7% 5/15/2031	179	185
Ginnie Mae I Pool 7% 5/15/2031	85	86
Ginnie Mae I Pool 7% 5/15/2032	604	630
Ginnie Mae I Pool 7% 5/15/2032	323	332
Ginnie Mae I Pool 7% 5/15/2032	200	204
Ginnie Mae I Pool 7% 5/15/2032	167	172
Ginnie Mae I Pool 7% 5/15/2032	156	163
Ginnie Mae I Pool 7% 5/15/2032	148	153
Ginnie Mae I Pool 7% 5/15/2032	136	141
Ginnie Mae I Pool 7% 5/15/2032	125	130
Ginnie Mae I Pool 7% 6/15/2028	215	218
Ginnie Mae I Pool 7% 6/15/2028	205	208
Ginnie Mae I Pool 7% 6/15/2028	136	138
Ginnie Mae I Pool 7% 6/15/2028	84	85
Ginnie Mae I Pool 7% 6/15/2028	71	73
Ginnie Mae I Pool 7% 6/15/2028	59	60
Ginnie Mae I Pool 7% 6/15/2028	48	49
Ginnie Mae I Pool 7% 6/15/2028	43	44
Ginnie Mae I Pool 7% 6/15/2028	34	34
Ginnie Mae I Pool 7% 6/15/2028	23	24
Ginnie Mae I Pool 7% 6/15/2028	21	22
Ginnie Mae I Pool 7% 6/15/2028	8	7
Ginnie Mae I Pool 7% 6/15/2029	46	47
Ginnie Mae I Pool 7% 6/15/2031	1,059	1,098
Ginnie Mae I Pool 7% 6/15/2031	474	491
Ginnie Mae I Pool 7% 6/15/2032	742	768
Ginnie Mae I Pool 7% 6/15/2032	391	404
Ginnie Mae I Pool 7% 6/15/2032	190	195
Ginnie Mae I Pool 7% 6/15/2032	181	188
Ginnie Mae I Pool 7% 6/15/2032	142	147
Ginnie Mae I Pool 7% 6/15/2032	132	137
Ginnie Mae I Pool 7% 6/15/2032	115	120
Ginnie Mae I Pool 7% 6/15/2032	26	26
Ginnie Mae I Pool 7% 7/15/2028	227	231
Ginnie Mae I Pool 7% 7/15/2028	122	124
Ginnie Mae I Pool 7% 7/15/2028	119	121
Ginnie Mae I Pool 7% 7/15/2028	46	47
Ginnie Mae I Pool 7% 7/15/2028	38	39
Ginnie Mae I Pool 7% 7/15/2028	35	36
Ginnie Mae I Pool 7% 7/15/2028	33	33
Ginnie Mae I Pool 7% 7/15/2028	18	18
Ginnie Mae I Pool 7% 7/15/2028	15	15
Ginnie Mae I Pool 7% 7/15/2029	197	202
Ginnie Mae I Pool 7% 7/15/2029	146	149
Ginnie Mae I Pool 7% 7/15/2029	97	100
Ginnie Mae I Pool 7% 7/15/2029	14	14
Ginnie Mae I Pool 7% 7/15/2031	771	801
Ginnie Mae I Pool 7% 7/15/2031	488	505
Ginnie Mae I Pool 7% 7/15/2031	414	429
Ginnie Mae I Pool 7% 7/15/2031	197	203
Ginnie Mae I Pool 7% 7/15/2032	393	410
Ginnie Mae I Pool 7% 7/15/2032	303	313
Ginnie Mae I Pool 7% 7/15/2032	222	230
Ginnie Mae I Pool 7% 7/15/2032	204	212
Ginnie Mae I Pool 7% 7/15/2032	188	196
Ginnie Mae I Pool 7% 7/15/2032	45	47
Ginnie Mae I Pool 7% 8/15/2029	35	35
Ginnie Mae I Pool 7% 8/15/2029	15	15
Ginnie Mae I Pool 7% 8/15/2031	192	199
Ginnie Mae I Pool 7% 8/15/2031	110	114
Ginnie Mae I Pool 7% 8/15/2031	103	107
Ginnie Mae I Pool 7% 8/15/2032	303	312
Ginnie Mae I Pool 7% 8/15/2032	196	203
Ginnie Mae I Pool 7% 8/15/2032	130	135
Ginnie Mae I Pool 7% 8/15/2032	113	117
Ginnie Mae I Pool 7% 8/15/2032	92	96
Ginnie Mae I Pool 7% 8/15/2032	42	43
Ginnie Mae I Pool 7% 9/15/2027	12	12
Ginnie Mae I Pool 7% 9/15/2028	198	202
Ginnie Mae I Pool 7% 9/15/2028	29	30
Ginnie Mae I Pool 7% 9/15/2028	22	23
Ginnie Mae I Pool 7% 9/15/2028	20	21
Ginnie Mae I Pool 7% 9/15/2029	19	19
Ginnie Mae I Pool 7% 9/15/2031	761	790
Ginnie Mae I Pool 7% 9/15/2031	639	664
Ginnie Mae I Pool 7% 9/15/2031	469	487
Ginnie Mae I Pool 7% 9/15/2031	249	259
Ginnie Mae I Pool 7% 9/15/2031	186	192
Ginnie Mae I Pool 7% 9/15/2031	51	53
Ginnie Mae I Pool 7.5% 1/15/2031	101	105
Ginnie Mae I Pool 7.5% 1/15/2031	32	33
Ginnie Mae I Pool 7.5% 10/15/2027	255	259
Ginnie Mae I Pool 7.5% 10/15/2027	250	252
Ginnie Mae I Pool 7.5% 10/15/2027	25	25
Ginnie Mae I Pool 7.5% 10/15/2027	13	13
Ginnie Mae I Pool 7.5% 11/15/2027	21	21
Ginnie Mae I Pool 7.5% 12/15/2027	127	129
Ginnie Mae I Pool 7.5% 12/15/2027	94	95
Ginnie Mae I Pool 7.5% 12/15/2027	85	86
Ginnie Mae I Pool 7.5% 12/15/2027	10	10
Ginnie Mae I Pool 7.5% 2/15/2027	24	24
Ginnie Mae I Pool 7.5% 3/15/2028	96	98
Ginnie Mae I Pool 7.5% 3/15/2031	384	403
Ginnie Mae I Pool 7.5% 4/15/2027	70	70
Ginnie Mae I Pool 7.5% 4/15/2027	35	35
Ginnie Mae I Pool 7.5% 4/15/2027	26	26
Ginnie Mae I Pool 7.5% 4/15/2027	23	24
Ginnie Mae I Pool 7.5% 4/15/2027	7	6
Ginnie Mae I Pool 7.5% 5/15/2027	42	43
Ginnie Mae I Pool 7.5% 5/15/2027	2	1
Ginnie Mae I Pool 7.5% 6/15/2027	174	176
Ginnie Mae I Pool 7.5% 6/15/2027	33	33
Ginnie Mae I Pool 7.5% 6/15/2027	17	17
Ginnie Mae I Pool 7.5% 7/15/2027	249	252
Ginnie Mae I Pool 7.5% 7/15/2027	110	111
Ginnie Mae I Pool 7.5% 7/15/2027	95	96
Ginnie Mae I Pool 7.5% 7/15/2027	92	93
Ginnie Mae I Pool 7.5% 7/15/2027	60	61
Ginnie Mae I Pool 7.5% 7/15/2027	31	32
Ginnie Mae I Pool 7.5% 7/15/2027	10	10
Ginnie Mae I Pool 7.5% 7/15/2027	10	10
Ginnie Mae I Pool 7.5% 7/15/2028	528	540
Ginnie Mae I Pool 7.5% 7/15/2029	89	92
Ginnie Mae I Pool 7.5% 8/15/2027	141	143
Ginnie Mae I Pool 7.5% 8/15/2027	49	50
Ginnie Mae I Pool 7.5% 8/15/2027	21	21
Ginnie Mae I Pool 7.5% 8/15/2027	16	16
Ginnie Mae I Pool 7.5% 8/15/2027	11	11
Ginnie Mae I Pool 7.5% 8/15/2028	271	278
Ginnie Mae I Pool 7.5% 8/15/2028	129	132
Ginnie Mae I Pool 7.5% 8/15/2028	45	46
Ginnie Mae I Pool 7.5% 8/15/2028	5	4
Ginnie Mae I Pool 7.5% 9/15/2027	301	306
Ginnie Mae I Pool 7.5% 9/15/2027	26	26
Ginnie Mae I Pool 7.5% 9/15/2027	16	16
Ginnie Mae I Pool 7.5% 9/15/2028	320	328
Ginnie Mae I Pool 7.5% 9/15/2031	835	869
Ginnie Mae I Pool 8% 1/15/2028	183	186
Ginnie Mae I Pool 8% 11/15/2027	36	36
Ginnie Mae I Pool 8% 12/15/2027	181	184
Ginnie Mae I Pool 8% 12/15/2027	62	63
Ginnie Mae I Pool 8% 12/15/2027	46	47
Ginnie Mae I Pool 8% 12/15/2027	17	17
Ginnie Mae I Pool 8% 7/15/2027	55	56
Ginnie Mae I Pool 8% 8/15/2027	16	17
Ginnie Mae I Pool 8% 8/15/2027	15	15
Ginnie Mae I Pool 8% 9/15/2029	26	27
Ginnie Mae I Pool 8.5% 1/15/2031	971	1,010
Ginnie Mae I Pool 8.5% 11/15/2027	17	17
Ginnie Mae I Pool 8.5% 12/15/2029	52	54
Ginnie Mae I Pool 8.5% 7/15/2030	74	77
Ginnie Mae I Pool 8.5% 8/15/2029	57	58
Ginnie Mae II Pool 2% 10/20/2051	820,406	695,207
Ginnie Mae II Pool 2% 11/20/2050	13,638,723	11,561,630
Ginnie Mae II Pool 2% 12/20/2050	13,901,404	11,781,048
Ginnie Mae II Pool 2% 3/1/2056 (f)	220,325,000	186,621,863
Ginnie Mae II Pool 2% 4/1/2056 (f)	105,950,000	89,755,235
Ginnie Mae II Pool 2% 5/20/2051	1,944,445	1,647,710
Ginnie Mae II Pool 2% 9/20/2050	4,182,126	3,553,055
Ginnie Mae II Pool 2.5% 11/20/2051	191,738	169,250
Ginnie Mae II Pool 2.5% 12/20/2051	4,659,127	4,112,690
Ginnie Mae II Pool 2.5% 2/20/2052	28,275,068	24,958,880
Ginnie Mae II Pool 2.5% 3/1/2056 (f)	49,650,000	43,803,226
Ginnie Mae II Pool 2.5% 4/1/2056 (f)	21,075,000	18,591,566
Ginnie Mae II Pool 2.5% 6/20/2051	4,786,469	4,225,097
Ginnie Mae II Pool 2.5% 7/20/2051	14,833,191	13,093,509
Ginnie Mae II Pool 3% 1/20/2032	1,318,228	1,296,453
Ginnie Mae II Pool 3% 1/20/2043	794,605	746,381
Ginnie Mae II Pool 3% 10/20/2031	429,295	422,443
Ginnie Mae II Pool 3% 10/20/2043	336,444	315,248
Ginnie Mae II Pool 3% 11/20/2031	464,326	456,741
Ginnie Mae II Pool 3% 12/20/2031	704,566	693,190
Ginnie Mae II Pool 3% 12/20/2042	1,703,860	1,600,413
Ginnie Mae II Pool 3% 12/20/2043	3,503	3,281
Ginnie Mae II Pool 3% 12/20/2046	4,576,696	4,248,733
Ginnie Mae II Pool 3% 2/20/2031	54,939	54,147
Ginnie Mae II Pool 3% 2/20/2043	47,985	45,061
Ginnie Mae II Pool 3% 2/20/2044	12,652	11,848
Ginnie Mae II Pool 3% 3/20/2031	109,989	108,382
Ginnie Mae II Pool 3% 3/20/2050	3,321,729	3,055,670
Ginnie Mae II Pool 3% 4/20/2031	415,611	409,458
Ginnie Mae II Pool 3% 4/20/2052	45,474,373	41,725,448
Ginnie Mae II Pool 3% 5/20/2031	885,636	872,350
Ginnie Mae II Pool 3% 5/20/2042	10,577	9,954
Ginnie Mae II Pool 3% 5/20/2051	6,931,287	6,361,385
Ginnie Mae II Pool 3% 6/20/2050	57,656	52,984
Ginnie Mae II Pool 3% 6/20/2051	1,836,363	1,685,546
Ginnie Mae II Pool 3% 7/20/2031	11,699	11,519
Ginnie Mae II Pool 3% 7/20/2051	2,327,861	2,137,769
Ginnie Mae II Pool 3% 8/20/2031	136,357	134,232
Ginnie Mae II Pool 3% 8/20/2042	14,935	14,041
Ginnie Mae II Pool 3% 8/20/2051	2,762,634	2,534,449
Ginnie Mae II Pool 3% 9/20/2031	54,962	54,095
Ginnie Mae II Pool 3% 9/20/2043	11,879	11,127
Ginnie Mae II Pool 3% 9/20/2051	33,763	30,974
Ginnie Mae II Pool 3.5% 1/20/2041	1,975	1,907
Ginnie Mae II Pool 3.5% 1/20/2044	30,032	28,796
Ginnie Mae II Pool 3.5% 10/20/2041	8,910	8,587
Ginnie Mae II Pool 3.5% 10/20/2043	35,941	34,487
Ginnie Mae II Pool 3.5% 11/20/2041	1,347,856	1,299,129
Ginnie Mae II Pool 3.5% 11/20/2043	8,121	7,791
Ginnie Mae II Pool 3.5% 12/20/2040	172,606	166,725
Ginnie Mae II Pool 3.5% 12/20/2041	4,060,619	3,913,857
Ginnie Mae II Pool 3.5% 12/20/2043	29,712	28,494
Ginnie Mae II Pool 3.5% 2/20/2043	270,255	259,765
Ginnie Mae II Pool 3.5% 2/20/2044	2,798	2,682
Ginnie Mae II Pool 3.5% 3/20/2043	160,267	154,018
Ginnie Mae II Pool 3.5% 3/20/2044	8,898	8,530
Ginnie Mae II Pool 3.5% 4/20/2043	153,442	147,431
Ginnie Mae II Pool 3.5% 4/20/2044	4,072	3,901
Ginnie Mae II Pool 3.5% 4/20/2046	42,238	40,510
Ginnie Mae II Pool 3.5% 5/20/2043	2,570,716	2,458,758
Ginnie Mae II Pool 3.5% 5/20/2046	57,173	54,780
Ginnie Mae II Pool 3.5% 5/20/2046	14,293	13,695
Ginnie Mae II Pool 3.5% 6/20/2043	165,558	159,010
Ginnie Mae II Pool 3.5% 7/20/2043	5,084	4,884
Ginnie Mae II Pool 3.5% 8/20/2043	26,380	25,326
Ginnie Mae II Pool 3.5% 9/20/2040	94,209	90,940
Ginnie Mae II Pool 3.5% 9/20/2043	637,756	611,998
Ginnie Mae II Pool 4% 1/20/2041	2,094,049	2,067,418
Ginnie Mae II Pool 4% 1/20/2042	65,815	64,905
Ginnie Mae II Pool 4% 1/20/2045	1,369,573	1,344,605
Ginnie Mae II Pool 4% 1/20/2046	74,867	73,372
Ginnie Mae II Pool 4% 10/20/2040	715,079	706,090
Ginnie Mae II Pool 4% 10/20/2041	988,192	974,839
Ginnie Mae II Pool 4% 10/20/2044	291,222	285,976
Ginnie Mae II Pool 4% 10/20/2045	8,285	8,122
Ginnie Mae II Pool 4% 11/20/2040	823,445	813,033
Ginnie Mae II Pool 4% 11/20/2044	627,389	615,950
Ginnie Mae II Pool 4% 12/20/2044	16,996	16,686
Ginnie Mae II Pool 4% 12/20/2045	95,390	93,506
Ginnie Mae II Pool 4% 2/20/2041	28,616	28,249
Ginnie Mae II Pool 4% 2/20/2044	418,974	411,937
Ginnie Mae II Pool 4% 3/1/2056 (f)	4,000,000	3,847,344
Ginnie Mae II Pool 4% 3/20/2041	73,868	72,921
Ginnie Mae II Pool 4% 3/20/2047	853,669	839,040
Ginnie Mae II Pool 4% 5/20/2033	1,434	1,426
Ginnie Mae II Pool 4% 7/20/2044	232,638	228,523
Ginnie Mae II Pool 4% 8/20/2041	8,168	8,058
Ginnie Mae II Pool 4% 8/20/2043	130,172	128,088
Ginnie Mae II Pool 4% 8/20/2044	40,678	39,955
Ginnie Mae II Pool 4% 8/20/2045	1,035,148	1,014,929
Ginnie Mae II Pool 4% 9/20/2040	365,380	360,778
Ginnie Mae II Pool 4% 9/20/2041	152,177	150,117
Ginnie Mae II Pool 4% 9/20/2045	6,829	6,695
Ginnie Mae II Pool 4.5% 1/20/2041	80,907	81,858
Ginnie Mae II Pool 4.5% 10/20/2035	840	849
Ginnie Mae II Pool 4.5% 10/20/2040	17,306	17,509
Ginnie Mae II Pool 4.5% 11/20/2040	17,401	17,605
Ginnie Mae II Pool 4.5% 2/20/2041	297,224	300,720
Ginnie Mae II Pool 4.5% 3/20/2036	6,044	6,109
Ginnie Mae II Pool 4.5% 3/20/2041	227,935	230,616
Ginnie Mae II Pool 4.5% 4/20/2041	56,720	57,387
Ginnie Mae II Pool 4.5% 5/20/2040	20,087	20,322
Ginnie Mae II Pool 4.5% 5/20/2041	251,676	254,636
Ginnie Mae II Pool 4.5% 6/20/2033	2,748	2,771
Ginnie Mae II Pool 4.5% 6/20/2041	499,107	504,978
Ginnie Mae II Pool 4.5% 7/20/2040	33,312	33,703
Ginnie Mae II Pool 4.5% 8/20/2040	3,854	3,900
Ginnie Mae II Pool 4.5% 9/20/2040	180,029	182,145
Ginnie Mae II Pool 5% 12/20/2054	5,227,246	5,276,758
Ginnie Mae II Pool 5% 3/1/2056 (f)	35,450,000	35,574,628
Ginnie Mae II Pool 5% 4/1/2056 (f)	35,450,000	35,526,161
Ginnie Mae II Pool 5% 9/20/2033	124,543	127,141
Ginnie Mae II Pool 5.5% 1/20/2055	5,394,816	5,560,631
Ginnie Mae II Pool 5.5% 12/20/2054	6,561,092	6,779,156
Ginnie Mae II Pool 5.5% 3/1/2056 (f)	297,225,000	301,052,040
Ginnie Mae II Pool 5.5% 4/1/2056 (f)	222,000,000	224,624,307
Ginnie Mae II Pool 6% 11/20/2031	3,412	3,528
Ginnie Mae II Pool 6% 12/20/2054	3,404,191	3,481,807
Ginnie Mae II Pool 6% 3/1/2056 (f)	202,000,000	206,097,651
Ginnie Mae II Pool 6% 4/1/2056 (f)	81,750,000	83,350,853
Ginnie Mae II Pool 6% 5/20/2032	16,040	16,629
Ginnie Mae II Pool 6.5% 1/20/2032	146	152
Ginnie Mae II Pool 6.5% 11/20/2031	608	633
Ginnie Mae II Pool 6.5% 3/1/2056 (f)	57,600,000	59,860,598
Ginnie Mae II Pool 6.5% 3/20/2031	747	777
Ginnie Mae II Pool 6.5% 4/1/2056 (f)	28,800,000	29,894,299
Ginnie Mae II Pool 6.5% 4/20/2031	92	95
Ginnie Mae II Pool 6.5% 6/20/2031	87	90
Ginnie Mae II Pool 6.5% 7/20/2031	109	114
Ginnie Mae II Pool 6.5% 8/20/2031	105	109
Ginnie Mae II Pool 7% 2/20/2032	4,305	4,494
Ginnie Mae II Pool 7% 3/20/2032	2,214	2,314
Uniform Mortgage Backed Securities 2% 3/1/2056 (f)	126,700,000	104,928,391
Uniform Mortgage Backed Securities 2% 4/1/2056 (f)	43,700,000	36,194,184
Uniform Mortgage Backed Securities 2.5% 3/1/2056 (f)	41,850,000	36,241,121
Uniform Mortgage Backed Securities 3.5% 3/1/2056 (f)	9,825,000	9,259,295
Uniform Mortgage Backed Securities 4% 3/1/2056 (f)	20,000,000	19,439,844
Uniform Mortgage Backed Securities 5% 3/1/2041 (f)	146,975,000	149,208,329
Uniform Mortgage Backed Securities 5% 3/1/2056 (f)	13,000,000	13,058,906
Uniform Mortgage Backed Securities 5% 4/1/2041 (f)	88,950,000	90,249,497
Uniform Mortgage Backed Securities 5.5% 3/1/2056 (f)	84,350,000	85,707,512
Uniform Mortgage Backed Securities 6% 3/1/2056 (f)	274,325,000	281,386,730
Uniform Mortgage Backed Securities 6% 4/1/2056 (f)	102,275,000	104,895,807
TOTAL UNITED STATES		4,451,421,267
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,443,226,786)		4,451,421,267

U.S. Treasury Obligations - 43.4%
	Yield (%) (y)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.875% 11/15/2051	1.92 to 2.15	339,566,000	196,006,514
US Treasury Bonds 2% 8/15/2051	2.04 to 2.14	141,158,000	84,408,073
US Treasury Bonds 2.875% 5/15/2052	3.08 to 3.64	106,426,000	77,333,455
US Treasury Bonds 3% 2/15/2047	1.14 to 1.19	245,214,000	191,429,757
US Treasury Bonds 3.25% 5/15/2042 (e)	3.38 to 5.18	113,402,000	97,490,282
US Treasury Bonds 3.625% 2/15/2053	3.72 to 5.06	55,995,000	47,005,177
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	36,176,000	32,501,875
US Treasury Bonds 4.125% 8/15/2044	4.63	1,200,000	1,136,437
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.00	258,048,000	236,728,799
US Treasury Bonds 4.25% 2/15/2054	4.23 to 4.68	190,000,000	177,983,984
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.20	30,958,000	29,006,195
US Treasury Bonds 4.375% 8/15/2043	5.16	335,000	329,516
US Treasury Bonds 4.5% 11/15/2054	4.35 to 5.00	393,800,000	384,724,139
US Treasury Bonds 4.5% 2/15/2044	4.45 to 4.72	3,330,000	3,319,464
US Treasury Bonds 4.625% 11/15/2044	4.59 to 4.94	52,790,000	53,286,968
US Treasury Bonds 4.625% 11/15/2045	4.68 to 4.79	161,486,000	162,545,752
US Treasury Bonds 4.625% 11/15/2055	4.69 to 4.83	55,860,000	55,763,991
US Treasury Bonds 4.625% 2/15/2046	4.57 to 4.63	3,066,000	3,087,557
US Treasury Bonds 4.625% 2/15/2055	4.49 to 4.86	111,000,000	110,705,162
US Treasury Bonds 4.625% 5/15/2044	4.60 to 4.73	4,245,000	4,293,254
US Treasury Bonds 4.625% 5/15/2054	4.45 to 4.61	105,000,000	104,663,672
US Treasury Bonds 4.75% 2/15/2056	4.70	6,060,000	6,175,519
US Treasury Bonds 4.75% 5/15/2055	4.80 to 4.98	282,056,000	287,047,068
US Treasury Bonds 4.75% 8/15/2055	4.72 to 4.98	155,000,000	157,833,594
US Treasury Bonds 4.875% 8/15/2045	4.53 to 4.78	130,189,000	135,416,902
US Treasury Bonds 6.25% 5/15/2030	3.46 to 4.41	13,500,000	14,950,723
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.51 to 2.67	11,748,308	11,584,174
US Treasury Notes 2.625% 7/31/2029 (g)	4.11 to 4.47	7,882,000	7,682,179
US Treasury Notes 2.75% 8/15/2032	2.75 to 2.79	486,541,000	460,560,470
US Treasury Notes 2.875% 5/15/2032 (d)(g)	2.96 to 2.98	165,526,000	158,323,033
US Treasury Notes 3.375% 5/15/2033	3.46 to 4.19	572,000,000	558,705,467
US Treasury Notes 3.5% 1/31/2030	3.58 to 3.79	90,100,000	90,233,743
US Treasury Notes 3.5% 2/15/2029	3.50	32,120,000	32,220,375
US Treasury Notes 3.5% 9/30/2029	3.90 to 3.91	257,500,000	258,053,223
US Treasury Notes 3.625% 10/31/2030	3.61	50,000,000	50,246,094
US Treasury Notes 3.625% 12/31/2030	3.74 to 3.85	356,000,000	357,640,939
US Treasury Notes 3.625% 3/31/2030	3.47	1,575,000	1,584,229
US Treasury Notes 3.625% 8/31/2030	3.59 to 3.61	279,400,000	280,851,570
US Treasury Notes 3.625% 9/30/2030	3.74	29,000,000	29,148,399
US Treasury Notes 3.625% 9/30/2031	3.62 to 4.23	345,010,000	345,589,510
US Treasury Notes 3.75% 12/31/2030	4.07	2,000,000	2,019,844
US Treasury Notes 3.75% 5/31/2030	3.61 to 4.50	6,628,000	6,697,128
US Treasury Notes 3.75% 8/31/2031	3.50 to 3.54	575,000,000	579,716,794
US Treasury Notes 3.875% 12/31/2029	3.43 to 3.79	187,000,000	189,783,085
US Treasury Notes 3.875% 12/31/2032	3.95 to 4.06	240,800,000	243,170,375
US Treasury Notes 3.875% 6/30/2030	3.83	42,000,000	42,654,609
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.77	95,345,000	96,037,741
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.28	200,600,000	200,891,733
US Treasury Notes 3.875% 8/31/2032	3.87 to 4.00	163,000,000	164,795,546
US Treasury Notes 3.875% 9/30/2032	3.93	64,000,000	64,680,000
US Treasury Notes 4% 1/31/2033	3.79 to 4.00	145,513,000	148,014,005
US Treasury Notes 4% 11/15/2035	4.16 to 4.24	409,400,000	410,871,281
US Treasury Notes 4% 2/15/2034	3.87 to 4.74	56,410,000	57,152,585
US Treasury Notes 4% 2/28/2030	3.40 to 4.13	5,782,000	5,896,285
US Treasury Notes 4% 4/30/2032	3.99 to 4.11	245,745,000	250,458,313
US Treasury Notes 4% 5/31/2030	3.78 to 3.93	207,000,000	211,220,858
US Treasury Notes 4% 6/30/2032	4.12 to 4.16	100,000,000	101,882,812
US Treasury Notes 4% 7/31/2032	4.01 to 4.11	146,900,000	149,625,684
US Treasury Notes 4.125% 11/15/2032	3.63	54,222,000	55,577,550
US Treasury Notes 4.125% 11/30/2029	4.11	1,160,000	1,187,323
US Treasury Notes 4.125% 2/29/2032	4.12	2,200,000	2,257,664
US Treasury Notes 4.125% 3/31/2031	4.70	1,680,000	1,725,084
US Treasury Notes 4.125% 3/31/2032	4.08	64,000,000	65,682,500
US Treasury Notes 4.125% 5/31/2032	4.03 to 4.19	38,969,000	39,981,734
US Treasury Notes 4.25% 1/31/2030	4.47	75,000,000	77,156,250
US Treasury Notes 4.25% 11/15/2034	4.33 to 4.57	154,000,000	158,216,953
US Treasury Notes 4.25% 5/15/2035	4.23 to 4.48	418,365,000	429,101,944
US Treasury Notes 4.25% 8/15/2035	4.08 to 4.29	201,800,000	206,813,469
US Treasury Notes 4.375% 1/31/2032	4.21	4,900,000	5,093,895
US Treasury Notes 4.375% 12/31/2029	4.39	1,100,000	1,136,051
US Treasury Notes 4.375% 5/15/2034	4.25 to 4.51	250,000,000	259,560,548
US Treasury Notes 4.5% 11/15/2033	3.94 to 4.14	1,590,000	1,665,587
US Treasury Notes 4.625% 2/15/2035	4.05 to 4.44	209,752,000	221,321,123
US Treasury Notes 4.625% 9/30/2028	4.85	546,000	562,614
US Treasury Notes 4.625% 9/30/2030	5.00	735,000	769,539
US Treasury Notes 4.75% 2/15/2045	4.78 to 4.96	14,020,000	14,370,500
US Treasury Notes 4.875% 10/31/2030 (g)	4.56	83,500,000	88,366,484
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,154,527,515)			9,853,712,724

Money Market Funds - 3.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (z)	3.70	740,470,240	740,618,334
Fidelity Securities Lending Cash Central Fund (z)(Aa)	3.69	44,807,042	44,811,522
TOTAL MONEY MARKET FUNDS (Cost $785,427,659)			785,429,856

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	19,210,000	506,002
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/2029	10,500,000	265,561
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.964% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	6,600,000	86,686
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.585% and receive annually a floating rate based on US SOFR Index, expiring May 2036	4/2026	7,770,000	63,564
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.973% and receive annually a floating rate based on US SOFR Index, expiring February 2036	2/2031	19,300,000	610,203
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.828% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	29,000,000	187,778
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.996% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	3,900,000	47,751

TOTAL PUT SWAPTIONS			1,767,545
Call Swaptions - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.964% and pay annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	6,600,000	282,088
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.585% and pay annually a floating rate based on US SOFR Index, expiring May 2036	4/2026	7,770,000	90,575
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/2029	10,500,000	388,374
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.973% and pay annually a floating rate based on US SOFR Index, expiring February 2036	2/2031	19,300,000	668,566
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	19,210,000	738,218
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.828% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	29,000,000	852,285
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.996% and pay annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	3,900,000	173,763

TOTAL CALL SWAPTIONS			3,193,869
TOTAL PURCHASED SWAPTIONS (Cost $5,350,257)			4,961,414

TOTAL INVESTMENT IN SECURITIES - 110.0% (Cost $25,339,840,951)	25,028,257,547
NET OTHER ASSETS (LIABILITIES) - (10.0)%	(2,259,960,154)
NET ASSETS - 100.0%	22,768,297,393

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 3/1/2056	(158,550,000)	(134,296,591)
Ginnie Mae II Pool 2.5% 3/1/2056	(21,075,000)	(18,593,212)
Ginnie Mae II Pool 4% 3/1/2056	(4,000,000)	(3,847,344)
Ginnie Mae II Pool 4% 4/1/2056	(2,000,000)	(1,922,891)
Ginnie Mae II Pool 5% 3/1/2056	(35,450,000)	(35,574,628)
Ginnie Mae II Pool 5.5% 3/1/2056	(246,000,000)	(249,167,473)
Ginnie Mae II Pool 6% 3/1/2056	(173,650,000)	(177,172,560)
Ginnie Mae II Pool 6.5% 3/1/2056	(57,600,000)	(59,860,598)
Uniform Mortgage Backed Securities 2% 3/1/2056	(107,600,000)	(89,110,457)
Uniform Mortgage Backed Securities 2.5% 3/1/2056	(41,850,000)	(36,241,121)
Uniform Mortgage Backed Securities 2.5% 4/1/2056	(41,850,000)	(36,242,753)
Uniform Mortgage Backed Securities 3% 3/1/2056	(11,425,000)	(10,331,145)
Uniform Mortgage Backed Securities 3.5% 3/1/2056	(9,825,000)	(9,259,295)
Uniform Mortgage Backed Securities 4% 3/1/2056	(20,000,000)	(19,439,844)
Uniform Mortgage Backed Securities 4.5% 3/1/2056	(23,750,000)	(23,484,667)
Uniform Mortgage Backed Securities 5% 3/1/2041	(88,950,000)	(90,301,622)
Uniform Mortgage Backed Securities 5% 3/1/2056	(13,000,000)	(13,058,906)
Uniform Mortgage Backed Securities 5% 4/1/2056	(13,000,000)	(13,045,704)
Uniform Mortgage Backed Securities 5.5% 3/1/2056	(84,350,000)	(85,707,512)
Uniform Mortgage Backed Securities 6% 3/1/2056	(153,425,000)	(157,374,497)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(1,264,032,820)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,259,365,523)		(1,264,032,820)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
ASX 10Y Australia Treasury Bond Contracts (Australia)	4	6/2026	314,157	(124)
ASX 10Y Australia Treasury Bond Contracts (Australia)	27	3/2026	2,124,597	16,814
CBOT 10Y US Treasury Notes Contracts (United States)	3,684	6/2026	419,170,125	3,245,383
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	5	6/2026	583,516	(164)
CBOT 2Y US Treasury Notes Contracts (United States)	2,464	6/2026	515,553,500	713,080
CBOT 5Y US Treasury Notes Contracts (United States)	12,261	6/2026	1,350,146,836	7,998,483
CBOT US Treasury Long Bond Contracts (United States)	6	6/2026	710,438	7,116
CBOT US Treasury Ultra Bond Contracts (United States)	347	6/2026	42,182,188	407,957
Eurex Euro-Bund Contracts (Germany)	40	3/2026	6,155,191	51,234
The Montreal Exchange / Bourse DE Montreal Canadian Government Contracts (Canada)	126	6/2026	11,346,974	37,210

TOTAL LONG				12,476,989

SHORT

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	(612)	6/2026	(69,634,125)	(356,582)
ICE Long GILT Futures (United Kingdom)	(32)	6/2026	(4,039,931)	(55,154)

TOTAL SHORT				(411,736)

TOTAL FUTURES CONTRACTS				12,065,253
The notional amount of long futures as a percentage of Net Assets is 10.2%.
The notional amount of short futures as a percentage of Net Assets is 0.3%.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	309,000	USD	365,087	Goldman Sachs Bank USA	3/2026	48
EUR	303,000	USD	359,180	JPMorgan Chase Bank NA	4/2026	(216)
EUR	1,219,000	USD	1,441,264	JPMorgan Chase Bank NA	4/2026	2,884
EUR	620,000	USD	734,065	Royal Bank of Canada	4/2026	448
GBP	359,000	USD	484,892	BNP Paribas SA	3/2026	(1,085)
USD	2,475,918	AUD	3,553,000	JPMorgan Chase Bank NA	4/2026	(51,943)
USD	117,324	CAD	160,000	JPMorgan Chase Bank NA	3/2026	27
USD	2,353,054	CAD	3,189,000	Bank of America NA	4/2026	9,791
USD	202,449,936	EUR	168,565,000	BNP Paribas SA	4/2026	2,751,150
USD	401,636	EUR	339,000	BNP Paribas SA	4/2026	23
USD	721,189	EUR	602,000	Citibank NA	4/2026	8,000
USD	1,145,292	EUR	967,000	Goldman Sachs Bank USA	4/2026	(312)
USD	654,984	EUR	554,000	JPMorgan Chase Bank NA	4/2026	(1,340)
USD	1,100,115	EUR	922,000	JPMorgan Chase Bank NA	4/2026	7,822
USD	713,756	EUR	602,000	JPMorgan Chase Bank NA	4/2026	567
USD	152,920	GBP	113,000	BNP Paribas SA	4/2026	609
USD	484,966	GBP	359,000	BNP Paribas SA	4/2026	1,075
USD	983,987	GBP	722,000	Citibank NA	4/2026	10,813
USD	48,071,693	GBP	34,931,000	Goldman Sachs Bank USA	4/2026	988,691
USD	2,285,673	GBP	1,674,000	JPMorgan Chase Bank NA	4/2026	29,312
USD	239,312	GBP	178,000	JPMorgan Chase Bank NA	4/2026	(611)
USD	4,565,591	JPY	694,100,000	Royal Bank of Canada	4/2026	99,626

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						3,855,379
Unrealized Appreciation						3,910,886
Unrealized Depreciation						(55,507)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty(4)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		20,000	(75)	(207)	(282)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		130,000	21,762	(31,488)	(9,726)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		250,000	41,851	(62,950)	(21,099)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		380,000	63,613	(105,096)	(41,483)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly		70,000	11,718	(20,291)	(8,573)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		420,000	70,309	(96,537)	(26,228)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		430,000	71,983	(101,805)	(29,822)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		150,000	25,111	(35,689)	(10,578)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		530,000	88,724	(113,284)	(24,560)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		310,000	51,895	(66,747)	(14,852)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		220,000	36,829	(53,943)	(17,114)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		220,000	36,829	(57,919)	(21,090)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		170,000	28,459	(38,503)	(10,044)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		500,000	83,702	(110,202)	(26,500)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,200,000	176,855	(108,491)	68,364
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,500,000	120,583	(58,988)	61,595
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,400,000	112,544	(52,402)	60,142
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		1,700,000	136,661	(65,460)	71,201
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		900,000	72,350	(34,143)	38,207
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		400,000	32,156	(14,257)	17,899
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		400,000	64,102	(25,587)	38,515
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		1,500,000	240,383	(95,951)	144,432
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly		800,000	128,204	(52,186)	76,018
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly		800,000	128,204	(55,869)	72,335
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly		1,100,000	166,250	(173,139)	(6,889)
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly		400,000	64,102	(58,425)	5,677
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		200,000	32,051	(28,845)	3,206
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		600,000	48,233	(43,841)	4,392
CMBX AAA Series 18 Index		12/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		500,000	(629)	476	(153)
Aviva PLC 6.125% 11/14/2036		12/2030	Citibank NA	(1%)	Quarterly	EUR	3,200,000	3,061	835	3,896
Commerzbank AG 4% 12/5/2030		12/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	2,700,000	14,012	(30,747)	(16,735)
Heidelberg Materials AG 3.75% 5/31/2032		12/2030	JPMorgan Chase Bank NA	(5%)	Quarterly	EUR	3,250,000	(791,737)	722,174	(69,563)
Allianz SE 2.121% 7/8/2050		12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	4,150,000	(38,087)	44,598	6,511
CMBX AAA Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		1,298,215	6,921	(10,680)	(3,759)
UniCredit SpA 5.375% 4/16/2034		12/2030	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	2,350,000	(12,134)	(14,001)	(26,135)
Societe Generale SA 5.25% 9/6/2032		12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	2,000,000	(2,335)	(26,304)	(28,639)
CMBX AAA Series 16 Index		4/2065	Goldman Sachs & Co LLC	(0.5%)	Monthly		1,098,490	5,856	(10,303)	(4,447)
Deutsche Bank AG 5.625% 5/19/2031		12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,950,000	18,336	(32,280)	(13,944)
Generali 4.125% 5/4/2026		12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	2,650,000	(10,148)	6,935	(3,213)
Intesa Sanpaolo SpA 6.184% 2/20/2034		12/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	2,250,000	(18,237)	4,709	(13,528)
BMW Finance NV 0.75% 7/13/2026		12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	4,400,000	(135,325)	101,989	(33,336)
CMBX BBB- Series 17 Index		12/2056	Citigroup Global Markets Ltd	(3%)	Monthly		900,000	119,730	(126,763)	(7,033)
CMBX AAA Series 18 Index		12/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		6,500,000	(8,179)	20,613	12,434
BMW Finance NV 0.75% 7/13/2026		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	1,100,000	(32,163)	31,280	(883)
Generali 4.125% 5/4/2026		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	500,000	1,692	1,162	2,854
Deutsche Bank AG 5.625% 5/19/2031		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	500,000	9,372	(6,337)	3,035
Intesa Sanpaolo SpA 6.184% 2/20/2034		6/2031	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	890,000	(705)	1,551	846
UniCredit SpA 5.375% 4/16/2034		6/2031	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	500,000	1,387	(1,449)	(62)
Societe Generale SA 5.25% 9/6/2032		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	790,000	5,395	(2,745)	2,650
5Y CDX EMIG CDSI Series 44 Index		12/2030	ICE	(1%)	Quarterly		4,600,000	2,914	0	2,914

TOTAL BUY PROTECTION								1,294,385	(1,087,532)	206,853
Sell Protection
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		20,000	75	450	525
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		900,000	(10,573)	11,820	1,247
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		100,000	(1,175)	1,262	87
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		11,900,000	(139,798)	217,648	77,850
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		4,600,000	(54,039)	122,629	68,590
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		1,400,000	(16,447)	18,001	1,554
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		2,100,000	(24,670)	23,533	(1,137)
CMBX AAA Series 17 Index	NR	12/2056	JPMorgan Securities LLC	0.5%	Monthly		1,200,000	(14,097)	13,130	(967)
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		2,000,000	(23,495)	15,253	(8,242)
CMBX AAA Series 15 Index	NR	11/2064	Citigroup Global Markets Ltd	0.5%	Monthly		3,095,744	(1,321)	143	(1,178)
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		5,400,000	(65,745)	65,180	(565)

TOTAL SELL PROTECTION								(351,285)	489,049	137,764
TOTAL CREDIT DEFAULT SWAPS								943,100	(598,483)	344,617

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(4)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2028	425,195,000	(913,197)	0	(913,197)
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	3/2056	8,570,000	407,322	0	407,322
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	3/2033	8,460,000	(29,975)	0	(29,975)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2030	118,618,000	(785,052)	0	(785,052)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2029	237,592,000	(1,447,719)	0	(1,447,719)
TOTAL INTEREST RATE SWAPS							(2,768,621)	0	(2,768,621)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $14,389,249.
(e)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $1,645,643.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $28,226,060.
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	Non-income producing - Security is in default.
(j)	Level 3 security.
(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $2,696,118 and $2,661,748, respectively.

(l)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(m)	Security is perpetual in nature with no stated maturity date.
(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,283,865,589 or 18.8% of net assets.

(p)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $252,004,809 or 1.1% of net assets.

(q)	Zero coupon bond which is issued at a discount.
(r)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(s)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(t)	Principal Only Strips represent the right to receive the monthly principal payments.
(u)	Non-income producing.
(v)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,880 or 0.0% of net assets.

(w)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $31,838 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(x)	Security or a portion of the security is on loan at period end.
(y)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(z)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(Aa)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Expand Energy Corp	2/10/2021	3,324

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
JP Intermediate B LLC	9/30/2027

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	596,378,250	3,420,769,693	3,276,528,228	13,279,904	(1,381)	-	740,618,334	740,470,240	1.2%
Fidelity Securities Lending Cash Central Fund	55,388,290	3,082,211,922	3,092,783,549	220,053	(5,141)	-	44,811,522	44,807,042	0.1%
Total	651,766,540	6,502,981,615	6,369,311,777	13,499,957	(6,522)	-	785,429,856

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	1,816,561,176	-	1,816,561,176	-

Bank Loan Obligations
Communication Services	76,765,377	-	76,449,052	316,325
Consumer Discretionary	218,759,209	-	217,619,202	1,140,007
Consumer Staples	33,293,701	-	27,696,664	5,597,037
Energy	34,013,050	-	33,725,539	287,511
Financials	122,510,617	-	120,515,785	1,994,832
Health Care	102,957,133	-	102,247,406	709,727
Industrials	200,374,965	-	195,256,685	5,118,280
Information Technology	185,628,088	-	182,905,092	2,722,996
Materials	107,293,265	-	106,290,188	1,003,077
Real Estate	771,817	-	771,817	-
Utilities	24,864,836	-	24,864,836	-

Bank Notes
Financials	15,804,824	-	15,804,824	-

Collateralized Mortgage Obligations	466,158,071	-	466,158,062	9

Commercial Mortgage Securities	1,201,212,458	-	1,188,625,268	12,587,190

Common Stocks
Communication Services	4,021,732	-	-	4,021,732
Consumer Discretionary	616,428	-	-	616,428
Consumer Staples	31,838	-	-	31,838
Energy	22,900,831	9,248,311	-	13,652,520
Financials	2,419,943	-	-	2,419,943
Health Care	1,388,521	-	-	1,388,521
Industrials	1,279,470	392,825	-	886,645
Information Technology	1,594,138	-	-	1,594,138
Materials	2	-	-	2

Convertible Corporate Bonds
Communication Services	8,447,967	-	8,447,967	-
Energy	2,547,125	-	2,547,125	-
Financials	4,643,210	-	4,643,210	-
Information Technology	8,797,468	-	8,797,468	-
Utilities	1,891,776	-	1,891,776	-

Convertible Preferred Stocks
Consumer Discretionary	1,704,657	-	1,704,657	-
Financials	3,502,331	1,240,576	-	2,261,755
Information Technology	2,061,811	-	2,061,811	-
Real Estate	286,522	-	286,522	-

Foreign Government and Government Agency Obligations	277,115,843	-	277,115,843	-

Non-Convertible Corporate Bonds
Communication Services	431,804,385	-	431,804,385	-
Consumer Discretionary	170,710,090	-	170,710,090	-
Consumer Staples	128,046,943	-	128,046,943	-
Energy	602,322,940	-	602,322,940	-
Financials	1,960,918,104	-	1,960,918,104	-
Health Care	269,741,220	-	269,741,220	-
Industrials	271,315,201	-	271,315,201	-
Information Technology	256,371,586	-	256,371,586	-
Materials	182,626,354	-	182,503,171	123,183
Real Estate	389,818,418	-	389,582,099	236,319
Utilities	256,916,102	-	256,909,115	6,987

Non-Convertible Preferred Stocks
Financials	1,252,363	1,252,363	-	-
Information Technology	1,810,000	1,810,000	-	-
Real Estate	519,336	519,336	-	-

Preferred Securities
Communication Services	1,002,211	-	1,002,211	-
Consumer Discretionary	2,656,559	-	2,656,559	-
Consumer Staples	1,459,344	-	1,459,344	-
Energy	8,784,563	-	8,784,104	459
Financials	18,155,266	-	15,637,943	2,517,323
Industrials	7,118,240	-	7,118,240	-
Information Technology	352,291	-	352,291	-
Materials	4,195,217	-	4,195,217	-
Real Estate	10,565,153	-	10,565,153	-
Utilities	2,050,200	-	2,050,200	-

U.S. Government Agency - Mortgage Securities	4,451,421,267	-	4,451,421,267	-

U.S. Treasury Obligations	9,853,712,724	-	9,853,712,724	-

Money Market Funds	785,429,856	785,429,856	-	-

Purchased Swaptions	4,961,414	-	4,961,414	-
Total Investments in Securities:	25,028,257,547	799,893,267	24,167,129,496	61,234,784
Derivative Instruments:

Assets
Futures Contracts	12,477,277	12,477,277	-	-
Forward Foreign Currency Contracts	3,910,886	-	3,910,886	-
Swaps	2,751,536	-	2,751,536	-
Total Assets	19,139,699	12,477,277	6,662,422	-

Liabilities
Futures Contracts	(412,024)	(412,024)	-	-
Forward Foreign Currency Contracts	(55,507)	-	(55,507)	-
Swaps	(4,577,057)	-	(4,577,057)	-
Total Liabilities	(5,044,588)	(412,024)	(4,632,564)	-
Total Derivative Instruments:	14,095,111	12,065,253	2,029,858	-
Other Financial Instruments:

TBA Sale Commitments	(1,264,032,820)	-	(1,264,032,820)	-
Total Other Financial Instruments:	(1,264,032,820)	-	(1,264,032,820)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)(b)	2,344,214	(1,401,114)
Total Credit Risk	2,344,214	(1,401,114)
Foreign Exchange Risk
Forward Foreign Currency Contracts (c)	3,910,886	(55,507)
Total Foreign Exchange Risk	3,910,886	(55,507)
Interest Rate Risk
Futures Contracts (d)	12,477,277	(412,024)
Purchased Swaptions (e)	4,961,414	-
Swaps (a)	407,322	(3,175,943)
Total Interest Rate Risk	17,846,013	(3,587,967)
Total Value of Derivatives	24,101,113	(5,044,588)

(a)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(c)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(d)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(e)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $43,068,347) - See accompanying schedule:
Unaffiliated issuers (cost $24,554,413,292)	$24,242,827,691
Fidelity Central Funds (cost $785,427,659)	785,429,856

Total Investment in Securities (cost $25,339,840,951)		$25,028,257,547
Cash		2,216,345
Foreign currency held at value (cost $1,868,681)		1,868,062
Receivable for investments sold		29,079,136
Receivable for TBA sale commitments		1,259,365,523
Unrealized appreciation on forward foreign currency contracts		3,910,886
Receivable for swaps		65,323
Dividends receivable		120,515
Interest receivable		191,003,896
Distributions receivable from Fidelity Central Funds		1,861,006
Receivable for daily variation margin on futures contracts		5,722,840
Receivable for daily variation margin on centrally cleared swaps		7,021
Bi-lateral OTC swaps, at value		2,341,300
Prepaid expenses		10,100
Other receivables		23,054
Total assets		26,525,852,554
Liabilities
Payable for investments purchased
Regular delivery	$162,254,639
Delayed delivery	2,275,993,217
TBA sale commitments, at value	1,264,032,820
Unrealized depreciation on forward foreign currency contracts	55,507
Payable for fund shares redeemed	2,117,195
Bi-lateral OTC swaps, at value	1,401,114
Accrued management fee	5,272,935
Payable for daily variation margin on centrally cleared swaps	1,344,072
Other payables and accrued expenses	272,132
Collateral on securities loaned	44,811,530
Total liabilities		3,757,555,161
Net Assets		$22,768,297,393
Net Assets consist of:
Paid in capital		$24,417,440,530
Total accumulated earnings (loss)		(1,649,143,137)
Net Assets		$22,768,297,393
Net Asset Value, offering price and redemption price per share ($22,768,297,393 ÷ 2,456,028,172 shares)		$9.27
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Dividends		$2,164,449
Interest		510,622,640
Income from Fidelity Central Funds (including $220,053 from security lending)		13,499,957
Total income		526,287,046
Expenses
Management fee	$31,090,302
Custodian fees and expenses	18,355
Independent trustees' fees and expenses	23,267
Registration fees	99,147
Audit fees	75,537
Legal	52,729
Miscellaneous	113,234
Total expenses before reductions	31,472,571
Expense reductions	(19,593)
Total expenses after reductions		31,452,978
Net Investment income (loss)		494,834,068
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(81,192,140)
Fidelity Central Funds	(6,522)
Forward foreign currency contracts	(337,427)
Foreign currency transactions	(199,889)
Futures contracts	10,155,514
Swaps	(5,100,679)
Total net realized gain (loss)		(76,681,143)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	450,294,873
Forward foreign currency contracts	786,330
Assets and liabilities in foreign currencies	(108,021)
Futures contracts	2,452,419
Swaps	4,840,008
TBA sale commitments	3,987,689
Total change in net unrealized appreciation (depreciation)		462,253,298
Net gain (loss)		385,572,155
Net increase (decrease) in net assets resulting from operations		$880,406,223
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$494,834,068	$947,065,578
Net realized gain (loss)	(76,681,143)	(225,298,787)
Change in net unrealized appreciation (depreciation)	462,253,298	103,343,930
Net increase (decrease) in net assets resulting from operations	880,406,223	825,110,721
Distributions to shareholders	(508,012,709)	(930,296,178)

Share transactions
Proceeds from sales of shares	525,010,130	1,775,318,071
Reinvestment of distributions	508,012,708	930,294,619
Cost of shares redeemed	(188,348,518)	(1,050,843,721)

Net increase (decrease) in net assets resulting from share transactions	844,674,320	1,654,768,969
Total increase (decrease) in net assets	1,217,067,834	1,549,583,512

Net Assets
Beginning of period	21,551,229,559	20,001,646,047
End of period	$22,768,297,393	$21,551,229,559

Other Information
Shares
Sold	57,224,977	195,910,828
Issued in reinvestment of distributions	55,249,842	102,808,501
Redeemed	(20,521,868)	(115,268,021)
Net increase (decrease)	91,952,951	183,451,308

Financial Highlights
Fidelity® SAI Total Bond Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.12	$9.17	$8.83	$9.18	$10.67	$11.01
Income from Investment Operations
Net investment income (loss) A,B	.206	.426	.425	.389	.265	.283
Net realized and unrealized gain (loss)	.156	(.057)	.318	(.355)	(1.421)	.011
Total from investment operations	.362	.369	.743	.034	(1.156)	.294
Distributions from net investment income	(.212)	(.419)	(.403)	(.384)	(.264)	(.263)
Distributions from net realized gain	-	-	-	-	(.070)	(.371)
Total distributions	(.212)	(.419)	(.403)	(.384)	(.334)	(.634)
Net asset value, end of period	$9.27	$9.12	$9.17	$8.83	$9.18	$10.67
Total Return C,D	4.01%	4.16%	8.67%	.41%	(11.04)%	2.81%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.29% G	.29%	.29%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.29 % G	.29%	.29%	.30%	.30%	.30%
Expenses net of all reductions, if any	.29% G	.29%	.29%	.30%	.30%	.30%
Net investment income (loss)	4.53% G	4.72%	4.79%	4.36%	2.68%	2.66%
Supplemental Data
Net assets, end of period (000 omitted)	$22,768,297	$21,551,230	$20,001,646	$20,351,266	$19,303,851	$17,906,211
Portfolio turnover rate H	176 % G	214%	222%	204%	132%	180%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity SAI Total Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), defaulted bonds, market discount, partnerships, certain conversion ratio adjustments, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$512,805,877
Gross unrealized depreciation	(732,541,309)
Net unrealized appreciation (depreciation)	$(219,735,432)
Tax cost	$25,256,822,310

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(407,524,009)
Long-term	(910,059,126)
Total capital loss carryforward	$(1,317,583,135)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity SAI Total Bond Fund
Credit Risk
Swaps	(1,595,827)	1,159,924
Total Credit Risk	(1,595,827)	1,159,924
Foreign Exchange Risk
Forward Foreign Currency Contracts	(337,427)	786,330
Total Foreign Exchange Risk	(337,427)	786,330
Interest Rate Risk
Futures Contracts	10,155,514	2,452,418
Purchased Options	(3,871,343)	1,910,350
Swaps	(3,504,852)	3,680,084
Total Interest Rate Risk	2,779,319	8,042,852
Totals	846,065	9,989,106

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity SAI Total Bond Fund	2,517,285,068

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Total Bond Fund	9,985,586,029	10,415,458,731
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity SAI Total Bond Fund	$25,714

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity SAI Total Bond Fund	101

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity SAI Total Bond Fund	11,677

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Total Bond Fund	23,287	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $19,593.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Core Income Fund	Strategic Advisers Fidelity Core Income Fund
Fidelity SAI Total Bond Fund	14%	86%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Total Bond Fund	100
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Total Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against one or more indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each, a benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9887628.107
STB-SANN-0426
Fidelity® Investment Grade Bond Fund

Semi-Annual Report
February 28, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Investment Grade Bond Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 9.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.8%
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0192% 7/20/2037 (b)(c)(k)	7,178,000	7,187,784
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0176% 10/20/2037 (b)(c)(k)	2,794,000	2,802,806
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.1676% 4/19/2037 (b)(c)(k)	12,551,000	12,572,111
Ares Lxx Clo Ltd / Ares Lxx Clo LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.918% 1/25/2039 (b)(c)(k)	7,440,000	7,444,114
Bain Cap Cr Clo Ltd / Bain Cap Cr Clo LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9876% 7/18/2038 (b)(c)(k)	8,010,000	8,039,949
Bain Capital Credit Clo Ltd Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9597% 1/21/2039 (b)(c)(k)	8,593,000	8,627,432
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0176% 10/20/2037 (b)(c)(k)	8,359,000	8,379,254
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0276% 7/18/2037 (b)(c)(k)	13,257,000	13,270,257
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.0022% 1/15/2038 (b)(c)(k)	7,281,000	7,311,442
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0076% 10/20/2037 (b)(c)(k)	7,423,000	7,448,379
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.1776% 7/20/2037 (b)(c)(k)	6,159,000	6,176,221
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 1.09% 4/16/2038 (b)(c)(k)	5,995,000	5,995,000
TOTAL BAILIWICK OF JERSEY		95,254,749
BERMUDA - 0.0%
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.8491% 4/15/2041 (b)(c)(k)	5,687,000	5,686,972
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (k)	339,513	343,082
Evergreen Cr Card Tr Series 2025-CRT5 Class B, 5.24% 5/15/2029 (k)	620,000	627,544
TOTAL CANADA		970,626
GRAND CAYMAN (UK OVERSEAS TER) - 4.4%
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.0792% 7/22/2037 (b)(c)(k)	4,187,000	4,192,527
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0076% 7/17/2037 (b)(c)(k)	7,525,000	7,548,719
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 4.8876% 10/20/2038 (b)(c)(k)	14,203,000	14,216,906
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.1711% 4/16/2037 (b)(c)(k)	7,959,000	7,968,790
Allegro Clo Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.0076% 7/20/2038 (b)(c)(k)	6,507,000	6,528,135
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.1097% 7/21/2037 (b)(c)(k)	11,238,000	11,263,566
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 4.9822% 7/15/2038 (b)(c)(k)	8,875,000	8,907,740
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 4.9596% 4/25/2034 (b)(c)(k)	4,698,000	4,703,774
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.0422% 10/15/2037 (b)(c)(k)	5,875,000	5,883,202
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9122% 4/15/2038 (b)(c)(k)	7,609,000	7,603,080
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.0038% 4/15/2034 (b)(c)(k)	9,992,000	10,003,411
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 4.9322% 1/15/2038 (b)(c)(k)	5,474,000	5,492,015
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.0376% 10/20/2037 (b)(c)(k)	9,089,000	9,111,995
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.918% 7/24/2035 (b)(c)(k)	5,363,946	5,369,460
Benefit Str Partners Clo Xxxiii Ltd / Benefit Str Partners Clo Xxxiii LLC Series 2026-33A Class AR, CME Term SOFR 3 month Index + 1.19%, 4.8542% 1/25/2039 (b)(c)(k)	7,565,000	7,578,398
Benefit Street Partners Clo 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.944% 1/15/2039 (b)(c)(k)	7,356,000	7,370,388
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.0638% 1/15/2035 (b)(c)(k)	6,785,000	6,796,602
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 4.9776% 1/20/2038 (b)(c)(k)	5,779,000	5,787,015
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.078% 7/25/2037 (b)(c)(k)	9,510,000	9,521,212
Carlyle US Clo Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8789% 1/20/2039 (b)(c)(k)	8,343,000	8,360,570
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 4.868% 1/25/2038 (b)(c)(k)	6,908,000	6,901,092
Cedar Fdg Xvii Clo Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0197% 7/20/2038 (b)(c)(k)	6,127,000	6,147,838
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.0276% 10/20/2037 (b)(c)(k)	6,612,000	6,636,583
Cifc Funding 2025-Vi Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 5.1098% 10/23/2038 (b)(c)(k)	4,737,000	4,746,853
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 4.9422% 10/15/2038 (b)(c)(k)	7,136,000	7,145,398
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 4.6676% 4/18/2035 (b)(c)(k)	8,573,000	8,575,040
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.1976% 4/18/2037 (b)(c)(k)	7,800,000	7,810,062
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.0522% 7/15/2037 (b)(c)(k)	9,505,000	9,514,667
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 5.1976% 4/17/2037 (b)(c)(k)	9,851,000	9,864,988
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.0622% 10/15/2037 (b)(c)(k)	7,571,000	7,593,569
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.0522% 10/15/2037 (b)(c)(k)	9,611,000	9,625,061
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 4.8322% 4/15/2038 (b)(c)(k)	7,554,000	7,554,000
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.8956% 11/20/2038 (b)(c)(k)	13,521,000	13,538,321
Flatiron CLO 31 Ltd Series 2025-31A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8969% 1/18/2039 (b)(c)(k)	7,415,000	7,429,452
Flatiron Clo 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 4.9592% 10/22/2038 (b)(c)(k)	7,088,000	7,107,889
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0276% 10/19/2037 (b)(c)(k)	9,504,000	9,534,612
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (k)	696,747	691,507
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.2222% 4/15/2037 (b)(c)(k)	6,630,000	6,628,575
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 4.8222% 4/15/2038 (b)(c)(k)	5,475,000	5,475,000
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7522% 7/15/2034 (b)(c)(k)	5,879,000	5,883,256
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 4.988% 7/25/2038 (b)(c)(k)	7,168,000	7,198,335
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.8222% 4/15/2038 (b)(c)(k)	5,301,000	5,302,235
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 4.958% 1/25/2038 (b)(c)(k)	4,723,000	4,738,312
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 4.9492% 4/20/2034 (b)(c)(k)	8,363,000	8,369,306
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0222% 7/15/2037 (b)(c)(k)	9,144,000	9,157,030
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.818% 1/25/2038 (b)(c)(k)	7,013,000	7,020,399
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 4.9122% 1/15/2038 (b)(c)(k)	9,555,000	9,574,521
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.8422% 4/15/2038 (b)(c)(k)	9,036,000	9,036,000
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.0676% 7/18/2038 (b)(c)(k)	7,178,000	7,186,262
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0176% 7/20/2037 (b)(c)(k)	12,246,000	12,258,564
Ocp Aegis Clo Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.8574% 1/21/2038 (b)(c)(k)	6,618,000	6,625,644
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (b)(c)(k)	7,502,000	7,519,255
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 5.0473% 10/15/2038 (b)(c)(k)	5,115,000	5,123,742
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 4.9592% 1/22/2038 (b)(c)(k)	8,640,000	8,663,751
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 4.8976% 4/20/2038 (b)(c)(k)	4,975,000	4,983,482
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 4.9976% 10/20/2037 (b)(c)(k)	7,074,000	7,104,347
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1676% 4/20/2037 (b)(c)(k)	9,311,000	9,331,223
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.3176% 4/20/2037 (b)(c)(k)	494,000	494,735
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.029% 2/20/2038 (b)(c)(k)	6,798,000	6,793,065
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 4.9876% 1/18/2038 (b)(c)(k)	2,952,000	2,952,000
Palmer Square CLO Ltd Series 2026-1A Class A, CME Term SOFR 3 month Index + 1.19%, 0% 4/20/2039 (b)(c)(d)(k)	6,636,000	6,639,013
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6122% 7/15/2033 (b)(c)(k)	6,391,639	6,395,544
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.6722% 1/15/2033 (b)(c)(k)	3,142,098	3,142,098
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.4525% 2/15/2033 (b)(c)(k)	6,682,353	6,677,982
Peace Park Clo Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9176% 10/20/2038 (b)(c)(k)	3,230,000	3,226,793
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (k)	5,809,423	5,779,272
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0222% 10/15/2039 (b)(c)(k)	3,769,000	3,769,000
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.0122% 1/15/2037 (b)(c)(k)	10,760,000	10,776,301
RR Ltd Series 2026-44A Class A1A, CME Term SOFR 3 month Index + 1.17%, 0% 4/15/2041 (b)(c)(d)(k)	8,576,000	8,576,420
Sixth Street Clo Xix Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 4.9476% 7/17/2038 (b)(c)(k)	4,620,000	4,637,510
Sixth Street Clo Xviii Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9176% 10/17/2038 (b)(c)(k)	7,117,000	7,142,258
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9876% 7/17/2038 (b)(c)(k)	5,873,000	5,894,889
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1922% 4/15/2037 (b)(c)(k)	6,003,000	6,011,218
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (c)(k)	1,030,381	1,030,885
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (k)	2,548,879	2,530,168
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 4.4714% 4/6/2042 (b)(c)(k)	491,000	388,617
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1922% 4/15/2037 (b)(c)(k)	5,937,000	5,953,190
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 4.9776% 1/20/2038 (b)(c)(k)	2,762,000	2,766,610
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		533,381,244
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (k)	1,987,771	2,025,698
MULTI-NATIONAL - 0.2%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1676% 4/18/2037 (b)(c)(k)	6,085,000	6,095,971
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.8476% 4/20/2038 (b)(c)(k)	6,465,000	6,472,474
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.168% 7/27/2037 (b)(c)(k)	7,996,000	8,014,175
Ocp Clo 2018-15 Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9176% 1/20/2038 (b)(c)(k)	4,679,000	4,693,860
TOTAL MULTI-NATIONAL		25,276,480
UNITED STATES - 3.8%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (k)	5,069,600	5,223,929
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (k)	4,634,959	4,776,056
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (k)	4,314,301	4,440,203
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (k)	2,991,091	2,911,792
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (k)	9,693,679	9,301,386
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (k)	476,612	481,345
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (k)	2,300,000	2,316,402
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (k)	1,500,000	1,511,159
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (k)	4,500,000	4,525,724
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	1,126,886	1,134,178
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (k)	5,903,478	6,070,665
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (k)	410,628	407,840
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (k)	87,184	86,754
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (k)	1,961,227	1,967,864
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (k)	1,244,994	1,247,412
AutoNation Finance Trust Series 2026-1A Class A3, 4.03% 8/12/2030 (k)	2,700,000	2,715,083
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (k)	1,146,663	1,164,540
Barings Equipment Finance LLC Series 2025-A Class A2, 4.64% 10/13/2028 (k)	8,241,805	8,289,885
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (k)	7,400,040	7,099,330
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (k)(l)	178,567	178,996
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (k)	500,482	504,948
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (k)	1,826,263	1,829,149
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	2,357,284	2,384,396
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	1,706,173	1,727,282
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	600,000	606,427
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	2,178,691	2,185,225
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	106,752	106,873
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	1,000,000	1,008,104
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	880,000	880,125
Carmax Series 2026-1 Class A3, 4.04% 3/17/2031	2,200,000	2,217,704
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (k)	765,682	761,861
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (k)	886,372	877,523
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (k)	1,843,770	1,820,735
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (k)	1,528,633	1,543,055
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (k)	547,649	550,469
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (k)	3,196,080	3,184,326
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (k)	574,090	573,542
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (k)	7,289,448	6,626,283
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (k)	2,987,400	2,942,154
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (k)	6,099,713	6,162,891
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (k)	4,947,600	5,017,613
Dext Abs LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (k)	1,700,000	1,699,819
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (k)	279,917	280,984
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (k)	1,437,000	1,466,802
DLLMT LLC Series 2026-1A Class A2, 4.03% 7/20/2028 (k)	1,100,000	1,101,536
DLLMT LLC Series 2026-1A Class A3, 4.2% 12/20/2029 (k)	2,900,000	2,920,200
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (k)	10,528,000	10,502,174
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (k)	6,966,720	6,815,174
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (k)	271,328	253,838
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.1822% 7/15/2037 (b)(c)(k)	7,542,000	7,555,824
Eff Series 2026-1 Class A3, 4.12% 3/20/2030 (k)	1,800,000	1,815,813
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (k)	25,299	25,327
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (k)	716,686	725,034
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (k)	5,100,000	5,156,473
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (k)	176,908	177,347
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (k)	900,000	913,367
Exeter Automobile Receivables Trust Series 2026-1A Class A3, 4.03% 3/15/2030	2,550,000	2,556,213
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	489,418	490,656
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	660,000	666,723
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (k)	6,300,000	6,312,581
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (k)	1,400,000	1,422,476
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (k)	15,547,844	15,896,052
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (k)	10,138,416	10,421,562
GM Financial Revolving Receivables Trust Series 2024-1 Class A, 4.98% 12/11/2036 (k)	700,000	723,842
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (k)	2,300,000	2,309,883
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (k)	5,980,000	6,074,448
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A2, 4.52% 10/15/2027 (k)	938,809	941,704
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 4.848% 1/25/2038 (b)(c)(k)	7,320,000	7,309,020
Greensky Home Improvement Trust Series 2024-2 Class A2, 5.25% 10/27/2059 (k)	324,325	324,969
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (k)	1,467,220	1,452,553
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (k)	457,294	459,774
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (k)	1,439,285	1,444,786
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (k)	2,028,023	2,035,367
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (k)	6,261,750	6,439,829
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (k)	4,432,725	4,596,590
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	1,225,605	1,227,641
Kubota Credit Owner Trust Series 2025-1A Class A3, 4.67% 6/15/2029 (k)	1,200,000	1,221,272
MAPS Trust Series 2021-1A Class A, 2.521% 6/15/2046 (k)	6,621,146	6,400,586
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	5,795,267	5,806,528
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (k)	329,028	330,098
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (k)	926,272	931,470
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (k)	2,900,000	2,924,304
MMAF Equipment Finance LLC Series 2023-A Class A3, 5.54% 12/13/2029 (k)	1,745,033	1,767,426
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (k)	10,732,234	10,849,292
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (k)	2,600,000	2,628,003
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.8876% 10/17/2038 (b)(c)(k)	7,075,000	7,083,589
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (k)	21,666	21,672
Oportun Funding Trust Series 2025-1 Class A, 4.96% 8/16/2032 (k)	97,117	97,205
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (k)	1,300,000	1,307,616
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (k)	4,400,000	4,411,956
Optn Series 2026-A Class A, 4.32% 1/9/2034 (k)	2,715,000	2,723,688
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (k)	8,834,972	9,016,556
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (k)	2,180,000	2,185,270
PEAC Solutions Receivables LLC Series 2026-1A Class A3, 4.39% 7/20/2033 (k)	1,695,000	1,712,703
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (k)	1,411,336	1,419,723
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (k)	5,750,000	5,851,485
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (k)	1,133,189	1,162,990
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (k)	16,302,420	15,792,420
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (k)	5,572,875	5,332,923
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (k)	5,120,000	5,201,844
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (k)	1,944,079	1,961,214
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.1313% 7/25/2054 (b)(c)(k)	683,297	681,337
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (c)(k)	514,154	511,013
Rcktl Series 2025-2A Class A, 4.48% 11/27/2034 (k)	985,010	986,000
RKTL Series 2026-1A Class A, 4.07% 2/26/2035 (k)	5,500,000	5,506,259
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	5,487,107	5,501,079
Santander Drive Auto Receivables Trust Series 2026-1 Class A3, 3.93% 7/15/2030	2,000,000	2,004,207
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (k)	2,300,000	2,222,397
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (k)	944,417	948,629
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (k)	966,680	968,520
Sclp 2025-2 Series 2025-2 Class A, 4.82% 6/25/2034 (k)	1,617,832	1,626,401
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (k)	1,158,732	1,171,835
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (k)	800,000	800,559
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (k)	900,000	902,784
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (k)	4,761,456	4,920,779
Sofi Consumer Loan Program Trust Series 2026-1 Class A, 4.06% 12/26/2035 (k)	6,100,000	6,103,567
Sofi Consumer Loan Program Trust Series 2026-1 Class B, 4.44% 12/26/2035 (k)	700,000	705,171
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (k)	6,459,238	6,690,222
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (k)	12,389,175	12,528,636
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (k)	7,365,763	7,545,606
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (k)	9,587,638	9,587,445
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (k)	12,958,963	12,928,477
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (k)	4,728,150	4,722,356
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (k)	10,249,313	10,365,480
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.6482% 9/25/2034 (b)(c)	3,403	3,661
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (k)	849,383	855,996
VCAT Asset Securitization LLC Series 2026-NPL2 Class A1, 4.987% 2/25/2056 (k)(l)	1,500,000	1,499,999
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (k)	724,518	725,827
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (k)	5,750,572	5,888,181
Westlake Automobile Receivables Trust Series 2026-1A Class A3, 4.01% 7/16/2029 (k)	10,400,000	10,418,696
Wheels Fleet Lease Funding LLC Series 2023-1A Class A, 5.8% 4/18/2038 (k)	525,339	528,290
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (k)	1,291,195	1,305,365
Wheels Fleet Lease Funding LLC Series 2025-1A Class A1, 4.57% 1/18/2040 (k)	5,657,593	5,715,948
Wheels Fleet Lease Funding LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (k)	5,496,000	5,550,704
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (k)	1,000,000	1,004,278
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (k)	124,754	127,891
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (k)	3,573,964	3,613,194
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	1,474,252	1,477,854
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	646,111	649,627
TOTAL UNITED STATES		461,313,712
TOTAL ASSET-BACKED SECURITIES (Cost $1,118,347,561)		1,123,909,481

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Capital One NA ICE IBA - USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	1,865,000	1,945,134
Keybank National Association 6.95% 2/1/2028	725,000	760,661
Regions Banks 6.45% 6/26/2037	2,685,000	2,943,732

TOTAL UNITED STATES		5,649,527
TOTAL BANK NOTES (Cost $5,137,229)		5,649,527

Collateralized Mortgage Obligations - 1.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.5%
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class AFCF, 4.631% 2/25/2071 (c)(k)	2,700,000	2,700,000
Bravo Residential Fdg Tr 2025-Nqm5 Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (c)(k)	635,380	642,297
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (c)(k)	1,725,387	1,709,587
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(k)	689,103	687,419
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (c)(k)	1,256,855	1,237,223
CIM Trust Series 2025-NR1 Class A1, 5% 6/25/2064 (k)	2,457,536	2,418,893
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (k)	3,637,762	3,628,059
Cross 2026-Nqm2 Mtg Tr Series 2026-NQM2 Class A1FC, 4.735% 3/25/2061 (c)(k)	1,200,000	1,200,399
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (c)(k)	1,367,071	1,384,615
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(c)(k)(m)	342,915	34
CSMC Trust Series 2014-3R Class 4A1, CME Term SOFR 1 month Index + 0.3945%, 4.3031% 5/27/2037 (b)(c)(k)	240,516	234,042
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	5,519	5,599
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	6,729	6,788
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	8,285	8,439
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	6,218	6,330
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	8,804	8,973
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	3,594	3,647
Fannie Mae Guaranteed REMIC Series 2001-38 Class QF, U.S. 30-Day Avg. SOFR Index + 1.0945%, 4.7617% 8/25/2031 (b)(c)	9,095	9,180
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	1,678	1,739
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	5,115	5,330
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.5817% 2/25/2032 (b)(c)	1,023	1,029
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7727% 3/18/2032 (b)(c)	1,877	1,896
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7817% 4/25/2032 (b)(c)	3,749	3,783
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7817% 10/25/2032 (b)(c)	2,345	2,368
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 4.5317% 1/25/2032 (b)(c)	927	930
Fannie Mae Guaranteed REMIC Series 2002-74 Class FV, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.2317% 11/25/2032 (b)(c)	6,396	6,398
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.7683% 11/25/2032 (c)(n)	1,333	28
Fannie Mae Guaranteed REMIC Series 2002-75 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7817% 11/25/2032 (b)(c)	3,672	3,705
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3183% 12/25/2033 (c)(n)	42,565	5,269
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3183% 3/25/2033 (c)(n)	2,289	242
Fannie Mae Guaranteed REMIC Series 2003-70 Class BJ, 5% 7/25/2033	67,947	68,645
Fannie Mae Guaranteed REMIC Series 2004-52 Class KZ, 5.5% 7/25/2034	317,490	323,745
Fannie Mae Guaranteed REMIC Series 2004-91 Class Z, 5% 12/25/2034	725,527	739,077
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (p)	6,926	6,107
Fannie Mae Guaranteed REMIC Series 2005-117 Class JN, 4.5% 1/25/2036	60,923	61,478
Fannie Mae Guaranteed REMIC Series 2005-14 Class ZB, 5% 3/25/2035	221,674	223,990
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.9383% 6/25/2035 (c)(n)	49,570	3,408
Fannie Mae Guaranteed REMIC Series 2005-68 Class CZ, 5.5% 8/25/2035	902,205	931,136
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	159,250	165,865
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 7.7176% 8/25/2035 (b)(c)	1,062	1,133
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	103,369	105,044
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	23,220	23,970
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.8983% 11/25/2036 (c)(n)	31,133	2,701
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.8583% 12/25/2036 (c)(n)	17,963	1,836
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (p)	22,836	20,813
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (p)	40,234	35,396
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (p)	5,980	5,073
Fannie Mae Guaranteed REMIC Series 2006-72 Class CY, 6% 8/25/2026	1,826	1,824
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.6583% 5/25/2037 (c)(n)	11,475	1,095
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 17.9299% 6/25/2037 (b)(c)	9,173	12,549
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 16.9099% 7/25/2037 (b)(c)	12,287	16,610
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 16.9099% 7/25/2037 (b)(c)	2,150	2,478
Fannie Mae Guaranteed REMIC Series 2009-59 Class HB, 5% 8/25/2039	425,823	433,853
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	62,994	61,077
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	469,156	465,869
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	46,347	48,161
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	193,406	193,226
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (n)	47,122	688
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	182,497	171,759
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	252,424	239,704
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (n)	23	0
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 2.2683% 1/25/2044 (c)(n)	57,100	6,628
Fannie Mae Guaranteed REMIC Series 2013-41 Class DA, 1.75% 2/25/2043	8,674,019	8,008,818
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (n)	264,659	36,624
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	313,302	303,497
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	6,149,789	5,492,790
Fannie Mae Guaranteed REMIC Series 2016-39 Class GD, 2% 11/25/2044	3,293,889	3,124,203
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (n)	156,593	20,405
Fannie Mae Guaranteed REMIC Series 2018-45 Class GI, 4% 6/25/2048 (n)	2,299,455	472,791
Fannie Mae Guaranteed REMIC Series 2020-35 Class MA, 2% 12/25/2043	1,314,427	1,268,821
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	487,084	444,917
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	493,470	420,912
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	1,226,826	1,121,405
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	382,341	364,047
Fannie Mae Guaranteed REMIC Series 2022-12 Class EA, 2.25% 9/25/2046	3,504,178	3,293,638
Fannie Mae Guaranteed REMIC Series 2022-18 Class DL, 3.25% 7/25/2046	1,092,164	1,056,677
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	3,051,505	2,793,661
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	320,967	319,255
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	955,405	880,471
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 8/25/2052 (b)(c)	1,765,953	1,760,348
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 9/25/2052 (b)(c)	3,823,330	3,811,196
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 10/25/2052 (b)(c)	1,250,829	1,246,427
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 10/25/2052 (b)(c)	4,416,402	4,402,374
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	540,446	514,708
Fannie Mae Guaranteed REMIC Series 2022-9 Class DJ, 3.25% 3/25/2049	618,207	589,097
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.1172% 11/25/2053 (b)(c)	2,312,638	2,340,840
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 9/25/2053 (b)(c)	1,122,776	1,130,872
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 12/25/2054 (b)(c)	3,776,655	3,804,339
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7672% 12/25/2054 (b)(c)	1,190,591	1,197,406
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	507	513
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (p)	13,228	11,486
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (p)	21,347	18,483
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (n)	39,958	1,185
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	49,549	47,372
Fannie Mae Mortgage pass-thru certificates Series 2020-62 Class GA, 2% 7/25/2044	919,972	877,870
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 6/25/2054 (b)(c)	1,616,835	1,630,011
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.2672% 8/25/2054 (b)(c)	2,018,744	2,045,553
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 9/25/2054 (b)(c)	899,549	905,947
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 2/25/2055 (b)(c)	1,172,155	1,184,596
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 9/25/2054 (b)(c)	1,356,242	1,370,205
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 2/25/2055 (b)(c)	2,006,068	2,025,019
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (b)(c)	906,801	914,334
Fannie Mae Series 2010-118 Class PB, 4.5% 10/25/2040	769,405	777,262
Fannie Mae Series 2010-15 Class FJ, U.S. 30-Day Avg. SOFR Index + 1.0445%, 4.7117% 6/25/2036 (b)(c)	857,065	867,355
Fannie Mae Series 2010-39 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0345%, 4.7017% 3/25/2036 (b)(c)	639,748	647,514
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	964,121	953,252
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	1,053,656	1,060,776
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (n)	10,191	1,319
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (n)	9,629	1,281
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (c)(n)	6,368	1,062
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (c)(n)	5,083	714
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (n)	6,093	963
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (c)(n)	4,679	784
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (n)	42,089	6,385
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	1,688	1,715
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	6,473	6,580
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4341 Class ML, 3.5% 11/15/2031	677,263	675,173
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	490,510	490,946
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	6,579,334	5,451,334
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	248,251	227,087
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	253,546	232,152
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	3,203	3,270
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	24,748	25,180
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	1,311	1,334
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	3,460	3,528
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2145 Class MZ, 6.5% 4/15/2029	28,696	29,204
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	6,811	6,959
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	4,051	4,137
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	2,171	2,204
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	15,233	15,550
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	57,264	59,536
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.5727% 1/15/2032 (b)(c)	817	821
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6727% 3/15/2032 (b)(c)	1,106	1,113
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7727% 3/15/2032 (b)(c)	1,069	1,080
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6727% 6/15/2031 (b)(c)	1,567	1,577
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6727% 3/15/2032 (b)(c)	575	579
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	7,191	7,466
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	11,043	11,334
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	19,169	19,901
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2526 Class FC, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.1727% 11/15/2032 (b)(c)	12,455	12,451
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	45,072	46,411
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2711 Class FC, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6727% 2/15/2033 (b)(c)	224,646	226,192
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2770 Class FH, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.1727% 3/15/2034 (b)(c)	300,821	300,237
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	24,826	25,612
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2877 Class ZD, 5% 10/15/2034	835,861	845,503
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	226,003	230,818
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	88,284	92,145
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class MK, 5.5% 6/15/2035	8,561	8,806
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	138,431	140,660
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	45,951	47,441
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.8273% 2/15/2036 (c)(n)	14,470	1,374
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (p)	49,227	41,620
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (p)	8,998	8,082
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (p)	26,912	23,057
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (p)	35,682	30,681
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	48,000	50,473
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	183,619	189,005
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.8873% 11/15/2036 (c)(n)	61,174	5,797
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	13,189	13,649
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.8073% 6/15/2037 (c)(n)	45,242	4,617
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.0227% 5/15/2037 (b)(c)	51,882	51,309
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	168,935	172,538
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	225,070	231,201
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3843 Class PZ, 5% 4/15/2041	1,291,236	1,309,846
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3857 Class ZP, 5% 5/15/2041	1,820,270	1,846,458
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	32,622	32,882
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	198,295	188,828
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (n)	33,672	2,054
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (n)	5	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (n)	79,737	1,936
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	80,791	80,667
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	379,114	370,236
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	1,874,159	1,559,200
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	397,188	379,664
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	340,176	291,752
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	251,915	228,943
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	316,904	288,461
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	228,178	207,694
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	288,657	268,071
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	191,625	174,376
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	5,818,879	5,298,782
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	191,626	174,376
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	218,892	203,417
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	1,067,686	995,642
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	234,601	218,251
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EA, 3% 8/25/2050	890,014	841,186
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EJ, 3% 8/25/2050	890,015	841,186
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.2172% 7/25/2052 (b)(c)	393,367	390,025
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.3372% 8/25/2052 (b)(c)	796,484	790,594
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.4172% 9/25/2052 (b)(c)	1,427,995	1,421,648
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3672% 9/25/2052 (b)(c)	923,134	911,989
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5256 Class FA, U.S. 30-Day Avg. SOFR Index + 0.65%, 4.3172% 9/25/2052 (b)(c)	644,637	640,485
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.7172% 8/25/2053 (b)(c)	1,731,295	1,743,103
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 6/25/2054 (b)(c)	1,220,015	1,231,269
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 4.6672% 10/25/2054 (b)(c)	895,180	898,833
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (b)(c)	2,230,905	2,246,912
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 2/25/2055 (b)(c)	728,214	732,076
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.9172% 10/25/2054 (b)(c)	1,376,926	1,388,050
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (b)(c)	1,307,702	1,318,677
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.7172% 4/25/2055 (b)(c)	1,560,400	1,569,228
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	7,417	7,559
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	4,041	4,117
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	1,134	1,152
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (p)	17,411	14,766
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.1159% 5/20/2060 (b)(c)(h)	35,701	35,633
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.0969% 8/20/2060 (b)(c)(h)	575,744	573,905
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.1769% 12/20/2060 (b)(c)(h)	412,801	409,817
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 12/20/2060 (b)(c)(h)	308,435	308,505
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 2/20/2061 (b)(c)(h)	344,530	344,607
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.2869% 2/20/2061 (b)(c)(h)	392,906	392,936
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 4/20/2061 (b)(c)(h)	255,240	255,313
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 5/20/2061 (b)(c)(h)	331,412	331,494
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 5/20/2061 (b)(c)(h)	287,085	287,144
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.3269% 6/20/2061 (b)(c)(h)	285,368	285,557
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.3469% 9/20/2061 (b)(c)(h)	103,997	104,089
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3969% 10/20/2061 (b)(c)(h)	321,984	322,591
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4969% 11/20/2061 (b)(c)(h)	314,836	315,639
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4969% 1/20/2062 (b)(c)(h)	203,557	204,140
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4269% 1/20/2062 (b)(c)(h)	429,301	430,235
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4269% 3/20/2062 (b)(c)(h)	252,448	252,821
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.4469% 5/20/2061 (b)(c)(h)	891	893
Ginnie Mae Mortgage pass-thru certificates Series 2012-H23 Class WA, CME Term SOFR 1 month Index + 0.6345%, 4.3169% 10/20/2062 (b)(c)(h)	4,990	4,993
Ginnie Mae Mortgage pass-thru certificates Series 2013-H01 Class FA, 1.65% 1/20/2063 (h)	8	6
Ginnie Mae Mortgage pass-thru certificates Series 2013-H04 Class BA, 1.65% 2/20/2063 (h)	1,244	1,197
Ginnie Mae Mortgage pass-thru certificates Series 2013-H07 Class BA, CME Term SOFR 1 month Index + 0.36%, 4.1569% 3/20/2063 (b)(c)(h)	7,021	7,006
Ginnie Mae Mortgage pass-thru certificates Series 2013-H19 Class FC, CME Term SOFR 1 month Index + 0.6%, 4.3969% 8/20/2063 (b)(c)(h)	10,629	10,649
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3969% 1/20/2064 (b)(c)(h)	22,825	22,868
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 4.3969% 12/20/2063 (b)(c)(h)	52,267	52,351
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 6/20/2064 (b)(c)(h)	75,399	75,418
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.0769% 5/20/2063 (b)(c)(h)	10,042	9,999
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (h)	1,862	1,768
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 3.9969% 4/20/2063 (b)(c)(h)	14,426	14,325
Ginnie Mae Mortgage pass-thru certificates Series 2015-H30 Class HA, 1.75% 9/20/2062 (c)(h)	80,953	79,050
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 3.98% 5/20/2066 (b)(c)(h)	354,388	354,761
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.1969% 12/20/2062 (b)(c)(h)	9,153	9,138
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	327,071	306,525
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 3.83% 8/20/2066 (b)(c)(h)	485,533	484,998
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (h)	1,991,780	1,956,120
Ginnie Mae REMIC pass-thru certificates Series 2004-22 Class AZ, 5.5% 4/20/2034	675,985	704,983
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	69,913	71,352
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.7259% 5/16/2034 (c)(n)	13,880	809
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 3.4259% 8/17/2034 (c)(n)	16,538	1,644
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 17.5552% 6/16/2037 (b)(c)	1,466	1,684
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.9159% 6/16/2037 (c)(n)	26,414	2,379
Ginnie Mae REMIC pass-thru certificates Series 2007-59 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2817% 7/20/2037 (b)(c)	212,393	212,926
Ginnie Mae REMIC pass-thru certificates Series 2008-2 Class FD, CME Term SOFR 1 month Index + 0.5945%, 4.2617% 1/20/2038 (b)(c)	55,883	55,974
Ginnie Mae REMIC pass-thru certificates Series 2008-73 Class FA, CME Term SOFR 1 month Index + 0.9745%, 4.6417% 8/20/2038 (b)(c)	294,088	298,775
Ginnie Mae REMIC pass-thru certificates Series 2008-83 Class FB, CME Term SOFR 1 month Index + 1.0145%, 4.6817% 9/20/2038 (b)(c)	222,472	226,275
Ginnie Mae REMIC pass-thru certificates Series 2009-108 Class CF, CME Term SOFR 1 month Index + 0.7145%, 4.3741% 11/16/2039 (b)(c)	320,103	321,666
Ginnie Mae REMIC pass-thru certificates Series 2009-116 Class KF, CME Term SOFR 1 month Index + 0.6445%, 4.3041% 12/16/2039 (b)(c)	173,328	173,888
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	49,421	49,208
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	658,487	655,479
Ginnie Mae REMIC pass-thru certificates Series 2010-169 Class Z, 4.5% 12/20/2040	2,967,358	2,928,315
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	145,422	144,756
Ginnie Mae REMIC pass-thru certificates Series 2010-31 Class BP, 5% 3/20/2040	1,332,584	1,375,039
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.3359% 3/20/2060 (b)(c)(h)	86,532	86,616
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (n)	37,746	1,025
Ginnie Mae REMIC pass-thru certificates Series 2011-68 Class EC, 3.5% 4/20/2041	86,036	85,484
Ginnie Mae REMIC pass-thru certificates Series 2011-69 Class GX, 4.5% 5/16/2040	36,343	36,266
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 2.3183% 7/20/2041 (c)(n)	60,587	6,437
Ginnie Mae REMIC pass-thru certificates Series 2012-98 Class FA, CME Term SOFR 1 month Index + 0.5145%, 4.1817% 8/20/2042 (b)(c)	225,304	223,865
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	161,453	160,044
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	1,258,640	1,190,948
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	486,921	461,161
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	820,119	769,458
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	662,358	626,646
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	252,330	240,430
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	1,237,555	1,150,284
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	693,931	646,528
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	561,212	524,469
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	702,900	665,516
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	629,712	603,267
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.1423% 5/20/2065 (c)(h)	42,537	42,085
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (k)	2,664,704	2,620,131
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (k)(l)	256,202	253,673
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (c)(k)	1,028,985	1,041,873
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (k)	482,363	463,374
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (k)	3,240,978	3,173,845
OBX Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (k)(l)	587,924	592,127
OBX Trust Series 2025-NQM1 Class A1FC, 4.731% 11/25/2065 (c)(k)	4,885,801	4,890,532
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (k)(l)	1,871,847	1,892,130
Obx Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (c)(k)	1,128,524	1,132,081
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (k)	228,522	225,579
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (c)(k)	1,564,129	1,516,110
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (k)	205,115	205,115
Pret 2025-Rpl3 Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (k)(l)	1,488,816	1,468,261
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (k)	762,187	741,154
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (k)	3,753,816	3,688,193
Prpm 2025-Rcf3 LLC Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (c)(k)	816,231	820,352
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (k)	697,929	692,623
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (k)	512,821	508,991
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (c)(k)	2,613,001	2,589,148
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (c)(k)	547,734	543,272
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (c)(k)	848,359	831,089
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 4.9277% 7/20/2034 (b)(c)	551	518
Verus Securitization Trust Series 2025-4 Class A1, 5.448% 5/25/2070 (k)	1,587,271	1,603,799
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (c)(k)	1,280,363	1,293,484
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (k)(l)	1,499,179	1,515,470
TOTAL UNITED STATES		184,359,885
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $181,757,734)		184,359,885

Commercial Mortgage Securities - 5.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 5.9%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.4026% 6/15/2040 (b)(c)(k)	4,480,000	4,502,476
Ares Commercial Mortgage Trust Series 2026-GCP Class A, CME Term SOFR 1 month Index + 1.25%, 4.95% 2/15/2043 (b)(c)(k)	4,147,000	4,148,293
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (k)	2,683,584	2,596,441
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (k)	825,000	787,328
BANK Series 2017-BNK5 Class A4, 3.131% 6/15/2060	1,694,314	1,677,480
BANK Series 2017-BNK8 Class A3, 3.229% 11/15/2050	5,010,195	4,936,561
BANK Series 2017-BNK9 Class ASB, 3.47% 11/15/2054	348,006	345,680
BANK Series 2018-BN12 Class ASB, 4.165% 5/15/2061	877,328	877,132
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	5,732,000	5,490,378
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	153,098	150,000
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	985,231	958,180
BANK Series 2021-BN33 Class XA, 1.0239% 5/15/2064 (c)(n)	16,163,385	580,770
BANK Series 2024-BNK47 Class A5, 5.716% 6/15/2057	1,100,000	1,185,273
BANK5 Series 2025-5YR16 Class XB, 0.3468% 8/15/2063 (c)(n)	8,100,000	143,399
BANK5 Series 2025-5YR19 Class XB, 0.5998% 12/15/2058 (c)(n)	4,400,000	125,863
BANK5 Series 2026-5YR20 Class A3, 5.104% 2/15/2059	2,100,000	2,179,736
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/25/2059 (k)	8,895,000	8,907,193
Bayview Commercial Asset Trust Series 2005-3A Class A2, CME Term SOFR 1 month Index + 0.7145%, 4.4462% 11/25/2035 (b)(c)(k)	10,821	10,739
Bayview Commercial Asset Trust Series 2005-3A Class M1, CME Term SOFR 1 month Index + 0.7745%, 4.5062% 11/25/2035 (b)(c)(k)	5,422	5,429
Bayview Commercial Asset Trust Series 2005-3A Class M2, CME Term SOFR 1 month Index + 0.8495%, 4.5812% 11/25/2035 (b)(c)(k)	7,521	7,480
Bayview Commercial Asset Trust Series 2005-3A Class M3, CME Term SOFR 1 month Index + 0.8795%, 4.6112% 11/25/2035 (b)(c)(k)	6,701	6,383
Bayview Commercial Asset Trust Series 2005-3A Class M4, CME Term SOFR 1 month Index + 1.0145%, 4.7462% 11/25/2035 (b)(c)(k)	8,383	8,564
Bayview Commercial Asset Trust Series 2005-4A Class A2, CME Term SOFR 1 month Index + 0.6995%, 4.4312% 1/25/2036 (b)(c)(k)	25,884	24,901
Bayview Commercial Asset Trust Series 2005-4A Class B1, CME Term SOFR 1 month Index + 2.2145%, 5.9462% 1/25/2036 (b)(c)(k)(m)	11,232	44,060
Bayview Commercial Asset Trust Series 2005-4A Class M1, CME Term SOFR 1 month Index + 0.7895%, 4.5212% 1/25/2036 (b)(c)(k)	8,334	8,026
Bayview Commercial Asset Trust Series 2005-4A Class M2, CME Term SOFR 1 month Index + 0.8195%, 4.5512% 1/25/2036 (b)(c)(k)	5,807	5,533
Bayview Commercial Asset Trust Series 2005-4A Class M3, CME Term SOFR 1 month Index + 0.8645%, 4.5962% 1/25/2036 (b)(c)(k)	8,478	8,022
Bayview Commercial Asset Trust Series 2005-4A Class M4, CME Term SOFR 1 month Index + 1.0295%, 4.7612% 1/25/2036 (b)(c)(k)	8,704	8,254
Bayview Commercial Asset Trust Series 2005-4A Class M5, CME Term SOFR 1 month Index + 1.0895%, 4.8212% 1/25/2036 (b)(c)(k)	8,704	8,777
Bayview Commercial Asset Trust Series 2005-4A Class M6, CME Term SOFR 1 month Index + 1.1645%, 4.8962% 1/25/2036 (b)(c)(k)	9,264	10,492
Bayview Commercial Asset Trust Series 2006-1A Class A2, CME Term SOFR 1 month Index + 0.6545%, 4.3282% 4/25/2036 (b)(c)(k)	7,740	7,399
Bayview Commercial Asset Trust Series 2006-1A Class M1, CME Term SOFR 1 month Index + 0.6845%, 4.3582% 4/25/2036 (b)(c)(k)	4,710	4,450
Bayview Commercial Asset Trust Series 2006-1A Class M2, CME Term SOFR 1 month Index + 0.7145%, 4.3882% 4/25/2036 (b)(c)(k)	4,972	4,684
Bayview Commercial Asset Trust Series 2006-1A Class M3, CME Term SOFR 1 month Index + 0.7445%, 4.4182% 4/25/2036 (b)(c)(k)	7,917	7,438
Bayview Commercial Asset Trust Series 2006-1A Class M4, CME Term SOFR 1 month Index + 0.8945%, 4.5682% 4/25/2036 (b)(c)(k)	4,486	4,224
Bayview Commercial Asset Trust Series 2006-1A Class M5, CME Term SOFR 1 month Index + 0.9545%, 4.6282% 4/25/2036 (b)(c)(k)	4,354	4,093
Bayview Commercial Asset Trust Series 2006-1A Class M6, CME Term SOFR 1 month Index + 1.0745%, 4.7482% 4/25/2036 (b)(c)(k)	4,684	4,408
Bayview Commercial Asset Trust Series 2006-2A Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.2532% 7/25/2036 (b)(c)(k)	6,960	6,788
Bayview Commercial Asset Trust Series 2006-2A Class M2, CME Term SOFR 1 month Index + 0.6095%, 4.2832% 7/25/2036 (b)(c)(k)	4,892	4,804
Bayview Commercial Asset Trust Series 2006-2A Class M3, CME Term SOFR 1 month Index + 0.6395%, 4.3132% 7/25/2036 (b)(c)(k)	7,516	7,338
Bayview Commercial Asset Trust Series 2006-2A Class M4, CME Term SOFR 1 month Index + 0.7445%, 4.4182% 7/25/2036 (b)(c)(k)	4,654	4,505
Bayview Commercial Asset Trust Series 2006-2A Class M5, CME Term SOFR 1 month Index + 0.8195%, 4.4932% 7/25/2036 (b)(c)(k)	6,240	6,033
Bayview Commercial Asset Trust Series 2006-3A Class M4, CME Term SOFR 1 month Index + 0.7595%, 4.4332% 10/25/2036 (b)(c)(k)(m)	7,416	63,832
Bayview Commercial Asset Trust Series 2006-4A Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.1932% 12/25/2036 (b)(c)(k)	54,215	52,172
Bayview Commercial Asset Trust Series 2006-4A Class M1, CME Term SOFR 1 month Index + 0.5495%, 4.2232% 12/25/2036 (b)(c)(k)	8,060	7,806
Bayview Commercial Asset Trust Series 2006-4A Class M2, CME Term SOFR 1 month Index + 0.5795%, 4.2532% 12/25/2036 (b)(c)(k)	10,005	9,673
Bayview Commercial Asset Trust Series 2006-4A Class M3, CME Term SOFR 1 month Index + 0.6245%, 4.2982% 12/25/2036 (b)(c)(k)	5,466	5,127
Bayview Commercial Asset Trust Series 2007-1 Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.1932% 3/25/2037 (b)(c)(k)	13,118	12,643
Bayview Commercial Asset Trust Series 2007-2A Class A1, CME Term SOFR 1 month Index + 0.3845%, 4.1932% 7/25/2037 (b)(c)(k)	45,946	43,382
Bayview Commercial Asset Trust Series 2007-2A Class A2, CME Term SOFR 1 month Index + 0.4345%, 4.2682% 7/25/2037 (b)(c)(k)	43,010	39,787
Bayview Commercial Asset Trust Series 2007-2A Class M1, CME Term SOFR 1 month Index + 0.4845%, 4.3432% 7/25/2037 (b)(c)(k)	14,682	13,349
Bayview Commercial Asset Trust Series 2007-2A Class M2, CME Term SOFR 1 month Index + 0.5245%, 4.4032% 7/25/2037 (b)(c)(k)	17,796	17,933
Bayview Commercial Asset Trust Series 2007-2A Class M3, CME Term SOFR 1 month Index + 0.6045%, 4.5232% 7/25/2037 (b)(c)(k)(m)	27,373	25,889
Bayview Commercial Asset Trust Series 2007-3 Class A2, CME Term SOFR 1 month Index + 0.5495%, 4.2232% 7/25/2037 (b)(c)(k)	15,381	14,727
Bayview Commercial Asset Trust Series 2007-3 Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.2532% 7/25/2037 (b)(c)(k)	8,154	7,553
Bayview Commercial Asset Trust Series 2007-3 Class M2, CME Term SOFR 1 month Index + 0.6245%, 4.2982% 7/25/2037 (b)(c)(k)	8,686	7,970
Bayview Commercial Asset Trust Series 2007-3 Class M3, CME Term SOFR 1 month Index + 0.6695%, 4.3432% 7/25/2037 (b)(c)(k)	14,023	13,125
Bayview Commercial Asset Trust Series 2007-3 Class M4, CME Term SOFR 1 month Index + 0.8645%, 4.5382% 7/25/2037 (b)(c)(k)	22,075	20,628
Bayview Commercial Asset Trust Series 2007-3 Class M5, CME Term SOFR 1 month Index + 1.0145%, 4.6882% 7/25/2037 (b)(c)(k)(m)	17,063	16,930
BBCMS Mortgage Trust Series 2026-5C40 Class XB, 0.7483% 2/15/2059 (c)(k)(n)	48,947,000	1,766,507
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	806,000	805,658
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	10,843,000	10,803,398
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	1,626,000	1,604,461
Benchmark Mortgage Trust Series 2019-B13 Class A4, 2.952% 8/15/2057	8,383,000	8,038,071
Benchmark Mortgage Trust Series 2020-B17 Class A5, 2.289% 3/15/2053	600,000	550,269
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	2,095,000	1,893,641
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	1,700,000	1,776,608
Benchmark Mortgage Trust Series 2025-V16 Class XB, 0.3267% 8/15/2058 (c)(n)	18,400,000	270,211
Benchmark Mortgage Trust Series 2026-V20 Class A3, 5.184% 2/15/2059	2,100,000	2,190,647
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.0018% 3/15/2041 (b)(c)(k)	3,230,449	3,230,449
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.3251% 9/15/2054 (c)	600,000	626,063
BMO Mortgage Trust Series 2025-5C12 Class XB, 0.7492% 10/15/2058 (c)(n)	10,500,000	353,459
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	1,200,000	1,225,143
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.0316% 6/15/2041 (b)(c)(k)	5,567,000	5,568,740
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.3012% 6/15/2041 (b)(c)(k)	2,749,000	2,750,718
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.5009% 6/15/2041 (b)(c)(k)	1,944,000	1,945,822
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.3919% 11/5/2039 (c)(k)	3,579,000	3,681,934
BX Commercial Mortgage Trust 2021-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1507% 4/15/2037 (b)(c)(k)	4,171,278	4,171,278
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0513% 3/15/2041 (b)(c)(k)	16,161,783	16,166,834
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.103% 4/15/2040 (b)(c)(k)	15,032,126	15,050,916
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.301% 5/15/2041 (c)(k)	8,459,763	8,465,050
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 4.7063% 4/15/2034 (b)(c)(k)	2,703,893	2,690,374
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.0063% 4/15/2034 (b)(c)(k)	2,644,000	2,620,865
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.3063% 4/15/2034 (b)(c)(k)	1,748,000	1,730,520
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.6063% 4/15/2034 (b)(c)(k)	1,835,000	1,814,356
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4636% 10/15/2036 (b)(c)(k)	11,302,000	11,280,809
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 4.6733% 10/15/2036 (b)(c)(k)	1,691,000	1,686,777
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 4.8731% 10/15/2036 (b)(c)(k)	2,263,000	2,255,937
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.0728% 10/15/2036 (b)(c)(k)	2,197,000	2,190,143
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 5.722% 10/15/2036 (b)(c)(k)	7,638,000	7,618,929
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.6726% 2/15/2039 (b)(c)(k)	227,161	227,090
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 4.972% 2/15/2039 (b)(c)(k)	3,048,500	3,047,547
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.2214% 2/15/2039 (b)(c)(k)	3,048,500	3,047,547
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 5.6205% 2/15/2039 (b)(c)(k)	3,048,500	3,047,548
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.4211% 12/9/2040 (b)(c)(k)	2,188,243	2,188,243
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 5.8505% 12/9/2040 (b)(c)(k)	931,700	931,700
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.2998% 12/9/2040 (b)(c)(k)	466,900	466,900
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9525% 12/15/2039 (b)(c)(k)	11,234,944	11,238,455
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 3/15/2043 (b)(c)(k)	13,690,000	13,698,611
BX Commercial Mortgage Trust Series 2026-XL6 Class B, CME Term SOFR 1 month Index + 1.45%, 5.12% 3/15/2043 (b)(c)(k)	3,123,000	3,126,920
BX Trust 2021 Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.8245% 2/15/2036 (b)(c)(k)	200,000	199,877
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.1015% 4/15/2041 (b)(c)(k)	10,453,444	10,456,711
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.3512% 4/15/2041 (b)(c)(k)	1,666,191	1,667,233
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.6008% 4/15/2041 (b)(c)(k)	1,383,146	1,384,010
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.8035% 3/15/2030 (b)(c)(k)	22,231,685	22,203,896
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0531% 3/15/2030 (b)(c)(k)	3,069,569	3,061,895
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.2029% 3/15/2030 (b)(c)(k)	4,324,725	4,313,936
BX Trust Series 2020-VIV3 Class B, 3.5439% 3/9/2044 (c)(k)	13,781,000	13,259,005
BX Trust Series 2021-XL2 Class A, CME Term SOFR 1 month Index + 0.6885%, 4.463% 10/15/2038 (b)(c)(k)	720,927	720,701
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.5997% 4/15/2037 (b)(c)(k)	3,609,900	3,611,029
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 5.9497% 4/15/2037 (b)(c)(k)	814,800	815,816
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.4987% 4/15/2037 (b)(c)(k)	681,800	683,078
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.1017% 2/15/2039 (b)(c)(k)	6,984,860	6,984,860
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.4512% 2/15/2039 (b)(c)(k)	876,704	876,704
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3509% 3/15/2041 (b)(c)(k)	2,533,300	2,533,300
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.6005% 3/15/2041 (b)(c)(k)	3,363,500	3,363,500
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.8097% 2/15/2035 (b)(c)(k)	7,860,000	7,849,376
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0597% 6/15/2035 (b)(c)(k)	2,787,000	2,787,000
CD Mortgage Trust Series 2017-CD6 Class ASB, 3.332% 11/13/2050	598,026	593,907
CD Mortgage Trust Series 2018-CD7 Class ASB, 4.213% 8/15/2051	961,312	959,731
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (c)(k)	6,019,000	6,170,318
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (k)	18,598,360	15,761,019
CF Hippolyta Issuer LLC Series 2020-1 Class A2, 1.99% 7/15/2060 (k)	11,942,325	9,742,608
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (k)	12,897,981	10,547,758
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	791,792	786,601
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	1,034,278	1,024,583
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	484,000	472,224
COMM Mortgage Trust Series 2017-CD4 Class A4, 3.514% 5/10/2050	1,283,000	1,271,340
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	2,498,000	2,513,827
CSAIL Commercial Mortgage Trust Series 2016-C6 Class A5, 3.0898% 1/15/2049	505,100	503,657
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.6945% 2/10/2043 (c)(k)	800,000	809,737
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (c)(k)	2,275,000	2,346,470
ELP Series 2025-ELP Class A, 4.7573% 11/13/2042 (k)	5,013,000	5,052,509
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9597% 10/15/2042 (b)(c)(k)	2,000,000	2,002,500
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2597% 10/15/2042 (b)(c)(k)	2,585,000	2,589,842
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.5097% 10/15/2042 (b)(c)(k)	1,265,000	1,268,171
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 2/15/2043 (b)(c)(k)	14,108,000	14,112,409
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0597% 2/15/2043 (b)(c)(k)	1,448,000	1,450,715
Extended Stay America Trust Series 2026-ESH2 Class C, CME Term SOFR 1 month Index + 1.6%, 5.2597% 2/15/2043 (b)(c)(k)	983,000	985,457
Fannie Mae Guaranteed REMIC Series 2021-M2S Class A2, 1.8072% 10/25/2031 (c)	200,000	180,510
Fannie Mae Guaranteed REMIC Series 2023-M1S Class A2, 4.497% 4/25/2033 (c)	400,000	411,459
Fannie Mae Guaranteed REMIC Series 2023-M8 Class A2, 4.4759% 3/25/2033 (c)	600,000	616,254
Fannie Mae Guaranteed REMIC Series 2025-M4 Class A2, 4.389% 8/25/2035	2,200,000	2,228,034
Fannie Mae Mortgage pass-thru certificates Series 2018-M13 Class A2, 3.7513% 9/25/2030 (c)	207,541	207,653
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030	6,500,000	6,686,343
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K066 Class A2, 3.117% 6/25/2027	700,000	694,579
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	500,000	496,253
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	483,894	480,185
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	1,200,000	1,191,942
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	900,000	893,059
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	1,700,000	1,691,693
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	1,400,000	1,392,416
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	3,882,198	3,873,053
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	600,000	602,326
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	2,000,000	2,006,327
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	400,000	402,025
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	2,600,000	2,622,513
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K085 Class A2, 4.06% 10/25/2028	1,500,000	1,513,752
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	1,200,000	1,160,852
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	800,000	731,530
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K745 Class A2, 1.657% 8/25/2028	1,400,000	1,334,493
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K746 Class A2, 2.031% 9/25/2028	1,800,000	1,727,592
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032	7,700,000	7,036,003
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030	1,500,000	1,536,681
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1992% 3/25/2029 (b)(c)	2,492,511	2,488,285
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (c)	5,500,000	5,614,660
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (c)	1,300,000	1,324,181
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (c)	1,400,000	1,430,483
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	3,200,000	3,275,438
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (c)	3,400,000	3,471,582
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (c)	2,400,000	2,452,403
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (c)	1,200,000	1,217,925
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.2292% 10/25/2030 (c)	12,597,965	12,592,717
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.2192% 10/25/2030 (b)(c)	5,998,645	5,998,641
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	1,500,000	1,536,537
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K762 Class A2, 4.36% 9/25/2032	2,600,000	2,650,867
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K763 Class A2, 4.17% 10/25/2032 (c)	2,500,000	2,523,518
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.2192% 10/25/2030 (b)(c)	8,212,210	8,212,204
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1792% 10/25/2030 (b)(c)	3,399,677	3,399,674
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1792% 11/25/2030 (b)(c)	6,900,000	6,901,034
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.1692% 12/25/2030 (b)(c)	9,000,000	9,002,810
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 0.839% 10/10/2048 (c)(n)	1,313,280	49
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	400,000	400,099
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	866,672	865,689
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3597% 10/15/2035 (b)(c)(k)	1,200,000	1,197,750
ILPT Trust Series 2019-SURF Class A, 4.145% 2/11/2041 (k)	4,100,000	4,072,850
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (c)(k)	4,394,000	4,484,976
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	58,769	58,460
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class ASB, 4.145% 6/15/2051	860,025	859,927
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4, 3.0565% 11/13/2052	1,823,000	1,684,071
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (k)	2,821,000	2,690,529
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (k)	485,000	330,018
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (k)(m)	955,000	550,735
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class AFX, 2.8123% 1/16/2037 (k)	31,484,000	28,335,285
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-2NU Class A, 1.9739% 1/5/2040 (k)	12,900,000	11,972,913
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9549% 5/15/2039 (b)(c)(k)	12,720,000	12,290,700
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.4536% 5/15/2039 (b)(c)(k)	8,835,000	8,306,070
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 5.7528% 5/15/2039 (b)(c)(k)	4,950,000	4,507,112
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.2016% 5/15/2039 (b)(c)(k)	4,400,000	3,722,510
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 4.8745% 3/15/2038 (b)(c)(k)	161,375	160,164
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.1745% 3/15/2038 (b)(c)(k)	1,471,400	1,456,687
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.5245% 3/15/2038 (b)(c)(k)	1,285,200	1,261,102
LS Series 2026-HTL6 Class A, 5.1597% 12/15/2040 (c)(k)	4,000,000	3,980,000
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.4745% 7/15/2038 (b)(c)(k)	300,000	299,775
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.1597% 9/15/2040 (b)(c)(k)	2,200,000	2,201,827
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	4,056,000	4,083,397
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (c)(k)	5,672,318	5,600,277
Msbam Series 2025-5C2 Class A3, 5.107% 11/15/2058	1,350,000	1,399,359
NYT Mortgage Trust Series 2019-NYT Class A, CME Term SOFR 1 month Index + 1.497%, 5.157% 12/15/2035 (b)(c)(k)	22,356,000	22,104,495
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 3/15/2043 (b)(c)(k)	14,798,000	14,798,001
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.1% 3/15/2043 (b)(c)(k)	2,210,000	2,211,383
Plym Commercial Mortgage Trust Series 2026-IND Class C, CME Term SOFR 1 month Index + 1.65%, 5.3% 3/15/2043 (b)(c)(k)	2,453,000	2,454,533
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 4.9097% 8/15/2042 (b)(c)(k)	3,550,000	3,558,855
SCMS Series 2025-BNC1 Class A2, 4.5016% 12/15/2057 (k)	3,500,000	3,513,721
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.5049% 11/15/2038 (b)(c)(k)	11,846,120	11,842,419
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 4.8539% 11/15/2038 (b)(c)(k)	4,988,590	4,987,031
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.1031% 11/15/2038 (b)(c)(k)	3,098,681	3,097,712
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 5.3523% 11/15/2038 (b)(c)(k)	2,035,869	2,036,627
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.9026% 12/15/2039 (b)(c)(k)	11,133,000	11,146,926
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2521% 12/15/2039 (b)(c)(k)	2,152,000	2,157,380
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.6515% 12/15/2039 (b)(c)(k)	1,586,000	1,593,932
UBS Commercial Mortgage Trust Series 2017-C1 Class A3, 3.196% 6/15/2050	579,818	574,764
UBS Commercial Mortgage Trust Series 2019-C17 Class ASB, 2.8655% 10/15/2052	1,545,980	1,518,548
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (k)	9,860,000	8,566,132
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (k)	510,000	423,961
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4, 2.931% 7/15/2048	2,300,000	2,286,205
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 4.8285% 7/15/2048 (b)(c)(k)	2,900,000	2,900,498
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class ASB, 4.086% 8/15/2051	978,602	978,623
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	2,411,000	2,306,404
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	337,884	329,810
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class XB, 1.0859% 8/15/2054 (c)(n)	14,800,000	791,298
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class ASB, 2.525% 11/15/2054	2,900,000	2,782,767
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 4.9745% 5/15/2031 (b)(c)(k)	5,818,000	5,815,316
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3, 5.928% 7/15/2057	700,000	737,533
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.451% 10/15/2041 (b)(c)(k)	3,900,000	3,894,923
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 5.9503% 10/15/2041 (b)(c)(k)	2,000,000	2,000,695
Wells Fargo Commercial Mortgage Trust Series 2026-5C8 Class A3, 5.034% 3/15/2059	2,600,000	2,689,248
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (c)(k)	4,300,000	4,340,980
TOTAL UNITED STATES		726,793,528
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $742,688,679)		726,793,528

Fixed-Income Funds - 1.4%
	Shares	Value ($)
Fidelity Specialized High Income Central Fund (o) (Cost $173,197,235)	1,856,241	167,377,286

Non-Convertible Corporate Bonds - 21.4%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Commonwealth Bank of Australia 3.61% 9/12/2034 (c)(k)	2,250,000	2,192,775
Westpac Banking Corp 4.11% 7/24/2034 (c)	3,103,000	3,076,319

TOTAL AUSTRALIA		5,269,094
CANADA - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (k)	889,000	894,699
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cenovus Energy Inc 4.65% 3/20/2031	2,256,000	2,284,627
Cenovus Energy Inc 5.4% 3/20/2036	1,737,000	1,769,332
TOTAL ENERGY		4,053,959
TOTAL CANADA		4,948,658
CHINA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd 2.125% 2/9/2031	3,090,000	2,836,338
Alibaba Group Holding Ltd 2.7% 2/9/2041	16,100,000	12,185,446

TOTAL CHINA		15,021,784
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 5.786% 1/13/2033 (c)(k)	10,422,000	11,038,433
BPCE SA 4.875% 4/1/2026 (k)	4,662,000	4,664,187
Societe Generale SA 5.5% 4/13/2029 (c)(k)	7,117,000	7,302,934

TOTAL FRANCE		23,005,554
GERMANY - 0.6%
Financials - 0.1%
Capital Markets - 0.1%
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (c)	8,509,000	8,095,575
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (c)	11,000,000	11,238,224
TOTAL FINANCIALS		19,333,799
Health Care - 0.5%
Pharmaceuticals - 0.5%
Bayer US Finance II LLC 4.375% 12/15/2028 (k)	58,400,000	58,609,341
TOTAL GERMANY		77,943,140
IRELAND - 0.5%
Financials - 0.2%
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	5,268,000	5,217,017
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	5,518,000	5,368,016
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	5,903,000	5,516,357
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030	10,000,000	10,026,388
TOTAL FINANCIALS		26,127,778
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 3.25% 2/15/2027 (k)	7,484,000	7,415,472
Avolon Holdings Funding Ltd 4.2% 4/15/2029 (k)	11,618,000	11,587,032
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (k)	4,949,000	4,949,307
Avolon Holdings Funding Ltd 4.7% 1/30/2031 (k)	2,300,000	2,308,030
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (k)	781,000	799,786
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (k)	4,217,000	4,361,659
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (k)	9,091,000	9,475,045
TOTAL INDUSTRIALS		40,896,331
TOTAL IRELAND		67,024,109
JAPAN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 4.567% 7/16/2027 (k)	1,409,000	1,421,782
NTT Finance Corp 4.62% 7/16/2028 (k)	1,425,000	1,446,528
NTT Finance Corp 4.876% 7/16/2030 (k)	3,751,000	3,848,239

TOTAL JAPAN		6,716,549
MEXICO - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Petroleos Mexicanos 5.95% 1/28/2031	3,510,000	3,436,290
Petroleos Mexicanos 6.7% 2/16/2032	5,079,000	5,093,729
Petroleos Mexicanos 6.75% 9/21/2047	14,189,000	11,798,154
Petroleos Mexicanos 6.95% 1/28/2060	4,247,000	3,496,279
Petroleos Mexicanos 7.69% 1/23/2050	70,161,000	63,720,221

TOTAL MEXICO		87,544,673
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	3,151,000	3,205,604
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	9,086,000	9,281,335

TOTAL NETHERLANDS		12,486,939
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (k)	538,743	568,379
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG 1.494% 8/10/2027 (c)(k)	7,599,000	7,513,928
UBS Group AG 4.194% 4/1/2031 (c)(k)	30,399,000	30,312,239
		37,826,167
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (c)(k)	600,000	606,156
TOTAL SWITZERLAND		38,432,323
UNITED KINGDOM - 0.6%
Financials - 0.6%
Banks - 0.6%
Barclays PLC 4.219% 5/24/2030 (c)	9,544,000	9,546,087
Barclays PLC 4.836% 5/9/2028	3,683,000	3,710,804
Barclays PLC 5.088% 6/20/2030 (c)	11,424,000	11,651,588
Barclays PLC 5.2% 5/12/2026	26,475,000	26,532,931
NatWest Group PLC 3.073% 5/22/2028 (c)	5,536,000	5,479,629
NatWest Group PLC 4.8% 4/5/2026	12,145,000	12,152,637
TOTAL FINANCIALS		69,073,676
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (k)	2,547,000	2,487,934
TOTAL UNITED KINGDOM		71,561,610
UNITED STATES - 18.1%
Communication Services - 1.5%
Diversified Telecommunication Services - 0.3%
AT&T Inc 2.55% 12/1/2033	1,806,000	1,566,295
AT&T Inc 4.3% 2/15/2030	34,036,000	34,359,005
Comcast Corp 3.75% 4/1/2040	622,000	524,711
Verizon Communications Inc 4.5% 8/10/2033	3,429,000	3,420,320
		39,870,331
Media - 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	1,306,000	1,139,418
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	25,400,000	23,089,070
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	6,566,000	5,002,379
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	2,600,000	2,640,578
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	7,000,000	5,645,986
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	22,326,000	18,608,496
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	18,591,000	16,181,395
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	5,130,000	5,376,652
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	3,540,000	3,764,883
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055	7,000,000	6,867,663
Time Warner Cable LLC 4.5% 9/15/2042	2,456,000	1,936,834
Time Warner Cable LLC 5.5% 9/1/2041	966,000	864,068
Time Warner Cable LLC 5.875% 11/15/2040	7,077,000	6,638,289
Time Warner Cable LLC 6.55% 5/1/2037	3,601,000	3,706,910
Time Warner Cable LLC 6.75% 6/15/2039	4,321,000	4,425,770
Time Warner Cable LLC 7.3% 7/1/2038	2,390,000	2,586,452
		108,474,843
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 3.75% 4/15/2027	6,800,000	6,789,241
T-Mobile USA Inc 3.875% 4/15/2030	20,000,000	19,846,248
T-Mobile USA Inc 4.2% 10/1/2029	11,200,000	11,290,189
		37,925,678
TOTAL COMMUNICATION SERVICES		186,270,852
Consumer Discretionary - 1.0%
Automobiles - 0.1%
General Motors Financial Co Inc 5.85% 4/6/2030	3,042,000	3,214,832
Stellantis Finance US Inc 5.35% 3/17/2028 (k)	12,000,000	12,214,746
		15,429,578
Household Durables - 0.1%
Lennar Corp 5% 6/15/2027	8,419,000	8,480,336
Toll Brothers Finance Corp 4.35% 2/15/2028	2,908,000	2,927,110
		11,407,446
Leisure Products - 0.2%
Brunswick Corp/DE 5.85% 3/18/2029	15,000,000	15,595,434
Mattel Inc 5% 11/17/2030	9,519,000	9,665,149
		25,260,583
Specialty Retail - 0.4%
AutoNation Inc 4.45% 1/15/2029	22,900,000	23,071,629
AutoNation Inc 4.75% 6/1/2030	909,000	922,088
AutoZone Inc 4% 4/15/2030	21,631,000	21,537,451
AutoZone Inc 5.165% 6/15/2030	5,200,000	5,389,686
Lowe's Cos Inc 3.75% 4/1/2032	2,515,000	2,436,366
		53,357,220
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry Inc 3.05% 3/15/2032	20,094,000	18,672,493
TOTAL CONSUMER DISCRETIONARY		124,127,320
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Kroger Co/The 5% 9/15/2034	5,350,000	5,439,765
Kroger Co/The 5.5% 9/15/2054	5,350,000	5,171,863
Mars Inc 4.8% 3/1/2030 (k)	7,465,000	7,673,980
Mars Inc 5% 3/1/2032 (k)	5,604,000	5,804,983
Mars Inc 5.2% 3/1/2035 (k)	4,658,000	4,823,184
		28,913,775
Food Products - 0.0%
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 3% 5/15/2032	6,317,000	5,751,972
TOTAL CONSUMER STAPLES		34,665,747
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Columbia Pipelines Holding Co LLC 4.999% 11/17/2032 (k)	17,092,000	17,436,550
Columbia Pipelines Operating Co LLC 5.439% 2/15/2035 (k)	10,000,000	10,415,754
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (k)	1,258,000	1,343,836
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (k)	3,393,000	3,676,176
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (k)	1,014,000	1,095,633
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (k)	1,826,000	1,991,389
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (k)	1,093,000	1,212,979
DCP Midstream Operating LP 5.6% 4/1/2044	1,707,000	1,691,041
Energy Transfer LP 3.75% 5/15/2030	2,274,000	2,236,922
Energy Transfer LP 4.95% 6/15/2028	2,591,000	2,642,772
Energy Transfer LP 5% 5/15/2050	3,831,000	3,274,417
Energy Transfer LP 5.25% 4/15/2029	1,549,000	1,599,827
Energy Transfer LP 5.8% 6/15/2038	1,445,000	1,501,376
Hess Corp 7.125% 3/15/2033	839,000	980,658
Hess Corp 7.3% 8/15/2031	1,023,000	1,181,827
Hess Corp 7.875% 10/1/2029	2,921,000	3,309,323
Kinder Morgan Inc 3.6% 2/15/2051	18,000,000	12,922,324
MPLX LP 4.8% 2/15/2029	816,000	831,783
MPLX LP 4.95% 9/1/2032	7,989,000	8,133,498
MPLX LP 5.5% 2/15/2049	2,450,000	2,293,462
Occidental Petroleum Corp 5.375% 1/1/2032	9,652,000	10,047,602
Occidental Petroleum Corp 6.45% 9/15/2036	2,750,000	2,995,449
Occidental Petroleum Corp 6.6% 3/15/2046	3,032,000	3,221,221
Occidental Petroleum Corp 7.5% 5/1/2031	3,937,000	4,482,865
ONEOK Inc 4.25% 9/24/2027	2,743,000	2,756,120
ONEOK Inc 4.4% 10/15/2029	2,869,000	2,893,225
ONEOK Inc 4.75% 10/15/2031	5,580,000	5,660,085
Ovintiv Inc 5.15% 11/15/2041	2,000,000	1,753,888
Ovintiv Inc 8.125% 9/15/2030	3,357,000	3,863,851
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	1,242,000	1,217,998
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031	6,659,000	6,763,506
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	9,286,000	9,389,579
Targa Resources Corp 4.35% 1/15/2029	2,868,000	2,891,351
Targa Resources Corp 4.35% 4/15/2031	3,505,000	3,505,282
Targa Resources Corp 4.9% 9/15/2030	3,732,000	3,832,520
Targa Resources Corp 5.65% 2/15/2036	8,988,000	9,345,472
Western Gas Partners LP 4.65% 7/1/2026	1,129,000	1,129,303
Western Gas Partners LP 4.75% 8/15/2028	781,000	792,465
Western Gas Partners LP 4.8% 3/1/2031	5,014,000	5,056,475
Western Gas Partners LP 5.25% 2/1/2050 (l)	7,720,000	6,704,686
Williams Cos Inc/The 3.5% 11/15/2030	9,960,000	9,650,901
Williams Cos Inc/The 4.65% 8/15/2032	8,326,000	8,427,906
Williams Cos Inc/The 5.3% 8/15/2052	1,888,000	1,764,016
TOTAL ENERGY		187,917,313
Financials - 7.3%
Banks - 4.2%
Bank of America Corp 1.922% 10/24/2031 (c)	20,000,000	18,046,351
Bank of America Corp 2.299% 7/21/2032 (c)	25,000,000	22,554,793
Bank of America Corp 2.884% 10/22/2030 (c)	50,000,000	47,970,568
Bank of America Corp 4.183% 11/25/2027	4,363,000	4,366,650
Bank of America Corp 4.25% 10/22/2026	23,937,000	23,973,417
Bank of America Corp 5.015% 7/22/2033 (c)	13,700,000	14,102,556
Citigroup Inc 2.976% 11/5/2030 (c)	50,000,000	47,915,851
Citigroup Inc 4.075% 4/23/2029 (c)	16,389,000	16,413,307
Citigroup Inc 4.125% 7/25/2028	4,363,000	4,368,608
Citigroup Inc 4.3% 11/20/2026	1,115,000	1,116,897
Citigroup Inc 4.412% 3/31/2031 (c)	21,454,000	21,565,828
Citigroup Inc 4.45% 9/29/2027	30,258,000	30,440,691
Citigroup Inc 4.6% 3/9/2026	5,613,000	5,613,534
Citigroup Inc 5.3% 5/6/2044	6,000,000	5,825,066
Citizens Financial Group Inc 2.638% 9/30/2032	4,614,000	4,057,351
JPMorgan Chase & Co 2.956% 5/13/2031 (c)	5,034,000	4,790,199
JPMorgan Chase & Co 4.493% 3/24/2031 (c)	17,000,000	17,234,313
JPMorgan Chase & Co 4.898% 1/22/2037 (c)	2,291,000	2,304,724
JPMorgan Chase & Co 5.103% 4/22/2031 (c)	7,842,000	8,132,684
JPMorgan Chase & Co 5.572% 4/22/2036 (c)	9,315,000	9,850,220
JPMorgan Chase & Co 5.717% 9/14/2033 (c)	63,456,000	67,235,934
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (c)	11,460,000	11,502,637
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (c)	11,455,000	11,525,504
Wells Fargo & Co 3.196% 6/17/2027 (c)	40,441,000	40,341,131
Wells Fargo & Co 3.526% 3/24/2028 (c)	11,202,000	11,144,104
Wells Fargo & Co 4.3% 7/22/2027	16,184,000	16,241,801
Wells Fargo & Co 4.478% 4/4/2031 (c)	15,500,000	15,660,074
Wells Fargo & Co 5.15% 4/23/2031 (c)	10,615,000	10,989,019
Wells Fargo & Co 5.605% 4/23/2036 (c)	9,375,000	9,859,966
		505,143,778
Capital Markets - 1.8%
Athene Global Funding 2.717% 1/7/2029 (k)	6,000,000	5,697,105
Athene Global Funding 5.339% 1/15/2027 (k)	12,500,000	12,629,529
Athene Global Funding 5.583% 1/9/2029 (k)	8,503,000	8,692,156
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (c)	12,267,000	11,064,266
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (c)	15,000,000	15,092,623
Goldman Sachs Group Inc/The 6.75% 10/1/2037	24,081,000	27,049,916
LPL Holdings Inc 4.9% 4/3/2028	11,237,000	11,367,034
Moody's Corp 5% 8/5/2034	10,680,000	10,992,809
Morgan Stanley 3.622% 4/1/2031 (c)	35,865,000	35,068,554
Morgan Stanley 4.493% 1/16/2032 (c)	9,517,000	9,572,186
Morgan Stanley 5.192% 4/17/2031 (c)	32,108,000	33,261,123
Morgan Stanley 5.664% 4/17/2036 (c)	5,638,000	5,958,215
MSCI Inc 5.15% 3/15/2036	2,290,000	2,269,200
MSCI Inc 5.25% 9/1/2035	17,506,000	17,528,085
Sammons Financial Group Global Funding 4.8% 12/12/2030 (k)	11,600,000	11,728,928
		217,971,729
Consumer Finance - 0.6%
Ally Financial Inc 7.1% 11/15/2027	9,050,000	9,486,427
American Express Co 5.085% 1/30/2031 (c)	7,096,000	7,331,354
Capital One Financial Corp 3.65% 5/11/2027	15,715,000	15,659,665
Capital One Financial Corp 4.1% 2/9/2027	8,206,000	8,217,320
Capital One Financial Corp 5.247% 7/26/2030 (c)	10,430,000	10,777,689
Capital One Financial Corp 7.624% 10/30/2031 (c)	7,729,000	8,711,736
Ford Motor Credit Co LLC 4.97% 4/6/2029	2,279,000	2,293,534
Ford Motor Credit Co LLC 5.73% 9/5/2030	10,000,000	10,283,601
Synchrony Financial 3.95% 12/1/2027	4,214,000	4,194,682
		76,956,008
Financial Services - 0.2%
Corebridge Financial Inc 3.9% 4/5/2032	8,299,000	7,881,326
Corebridge Financial Inc 4.35% 4/5/2042	931,000	793,000
Corebridge Financial Inc 6.05% 9/15/2033	2,754,000	2,938,359
Equitable Holdings Inc 4.572% 2/15/2029 (k)	1,160,000	1,164,261
Jackson Financial Inc 3.125% 11/23/2031	955,000	869,910
Jackson Financial Inc 5.17% 6/8/2027	3,740,000	3,785,482
Jackson Financial Inc 5.67% 6/8/2032	4,017,000	4,107,925
Pine Street Trust II 5.568% 2/15/2049 (k)	4,529,000	4,315,538
		25,855,801
Insurance - 0.5%
Assurant Inc 5.55% 2/15/2036	10,546,000	10,714,804
Five Corners Funding Trust II 2.85% 5/15/2030 (k)	13,114,000	12,438,263
Liberty Mutual Group Inc 3.95% 5/15/2060 (k)	10,260,000	7,274,086
Lincoln National Corp 3.4% 1/15/2031	9,415,000	8,858,235
Pacific LifeCorp 5.125% 1/30/2043 (k)	1,657,000	1,578,483
Prudential Financial Inc 3.935% 12/7/2049	2,764,000	2,128,184
Prudential Financial Inc 6% 9/1/2052 (c)	14,201,000	14,674,079
Unum Group 4% 6/15/2029	3,614,000	3,584,979
Unum Group 4.046% 8/15/2041 (k)	354,000	293,700
Unum Group 5.75% 8/15/2042	971,000	958,951
		62,503,764
TOTAL FINANCIALS		888,431,080
Health Care - 0.8%
Health Care Equipment & Supplies - 0.0%
VSP Optical Group Inc 5.45% 12/1/2035 (k)	3,590,000	3,651,916
Health Care Providers & Services - 0.8%
Centene Corp 2.45% 7/15/2028	12,745,000	12,012,524
Centene Corp 2.5% 3/1/2031	1,304,000	1,131,719
Centene Corp 2.625% 8/1/2031	5,945,000	5,150,595
Centene Corp 3% 10/15/2030	6,068,000	5,464,883
Centene Corp 3.375% 2/15/2030	6,197,000	5,746,441
Centene Corp 4.25% 12/15/2027	5,450,000	5,416,998
Centene Corp 4.625% 12/15/2029	8,470,000	8,264,740
CVS Health Corp 5% 9/15/2032	3,082,000	3,162,080
CVS Health Corp 5.45% 9/15/2035	10,000,000	10,328,476
HCA Inc 3.5% 9/1/2030	3,895,000	3,773,339
HCA Inc 3.625% 3/15/2032	1,074,000	1,023,384
HCA Inc 5.625% 9/1/2028	4,885,000	5,040,833
HCA Inc 5.875% 2/1/2029	3,803,000	3,963,800
Humana Inc 5.375% 4/15/2031	5,665,000	5,838,209
Sabra Health Care LP 3.2% 12/1/2031	12,177,000	11,261,376
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	1,513,000	1,541,501
Universal Health Services Inc 2.65% 10/15/2030	10,442,000	9,611,434
		98,732,332
Pharmaceuticals - 0.0%
Elanco Animal Health Inc 6.65% 8/28/2028 (c)	905,000	940,840
Utah Acquisition Sub Inc 3.95% 6/15/2026	786,000	785,110
		1,725,950
TOTAL HEALTH CARE		104,110,198
Industrials - 0.6%
Aerospace & Defense - 0.4%
Boeing Co 5.15% 5/1/2030	14,840,000	15,370,376
Boeing Co 5.805% 5/1/2050	4,840,000	4,859,554
Boeing Co 5.93% 5/1/2060	4,840,000	4,854,129
Boeing Co 6.259% 5/1/2027	958,000	981,412
Boeing Co 6.298% 5/1/2029	2,737,000	2,916,678
Boeing Co 6.388% 5/1/2031	2,073,000	2,265,936
Boeing Co 6.528% 5/1/2034	2,219,000	2,487,891
Boeing Co 6.858% 5/1/2054	3,340,000	3,830,408
Boeing Co 7.008% 5/1/2064	3,152,000	3,654,680
		41,221,064
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	764,000	826,578
Carrier Global Corp 6.2% 3/15/2054	473,000	520,517
		1,347,095
Ground Transportation - 0.1%
Uber Technologies Inc 4.15% 1/15/2031	5,103,000	5,083,016
Uber Technologies Inc 4.8% 9/15/2035	4,026,000	4,007,605
		9,090,621
Professional Services - 0.0%
Paychex Inc 5.1% 4/15/2030	955,000	975,299
Paychex Inc 5.35% 4/15/2032	1,328,000	1,361,934
Paychex Inc 5.6% 4/15/2035	1,042,000	1,068,202
Verisk Analytics Inc 4.45% 3/15/2031	1,582,000	1,589,706
		4,995,141
Trading Companies & Distributors - 0.1%
Air Lease Corp 3.75% 6/1/2026	15,000,000	14,983,296
TOTAL INDUSTRIALS		71,637,217
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC / EMC Corp 4.15% 2/15/2029	5,170,000	5,188,504
Dell International LLC / EMC Corp 4.5% 2/15/2031	10,234,000	10,283,691
Dell International LLC / EMC Corp 4.75% 10/6/2032	6,820,000	6,883,798
Dell International LLC / EMC Corp 5.1% 2/15/2036	10,810,000	10,849,768
Dell International LLC / EMC Corp 6.2% 7/15/2030	2,284,000	2,454,008
		35,659,769
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc 1.95% 2/15/2028	2,435,000	2,353,944
Broadcom Inc 2.45% 2/15/2031	20,716,000	19,148,695
Broadcom Inc 2.6% 2/15/2033	20,716,000	18,441,089
Broadcom Inc 3.187% 11/15/2036 (k)	5,647,000	4,871,521
Broadcom Inc 3.419% 4/15/2033	1,869,000	1,750,596
Broadcom Inc 3.5% 2/15/2041	14,859,000	12,308,968
		58,874,813
Software - 0.2%
Oracle Corp 4.45% 9/26/2030	3,893,000	3,818,074
Oracle Corp 4.8% 9/26/2032	6,493,000	6,344,474
Oracle Corp 5.2% 9/26/2035	5,911,000	5,712,112
Oracle Corp 5.875% 9/26/2045	3,645,000	3,302,607
Oracle Corp 5.95% 9/26/2055	4,570,000	4,021,571
Oracle Corp 6.1% 9/26/2065	4,703,000	4,075,264
		27,274,102
TOTAL INFORMATION TECHNOLOGY		121,808,684
Materials - 0.2%
Chemicals - 0.1%
Celanese US Holdings LLC 6.85% 11/15/2028 (c)	2,757,000	2,901,315
Celanese US Holdings LLC 7.05% 11/15/2030 (c)	4,484,000	4,780,734
Celanese US Holdings LLC 7.2% 11/15/2033 (c)	2,619,000	2,813,712
		10,495,761
Construction Materials - 0.1%
Amrize Finance US LLC 4.6% 4/7/2027	9,582,000	9,652,040
Amrize Finance US LLC 4.7% 4/7/2028	6,887,000	6,993,618
		16,645,658
TOTAL MATERIALS		27,141,419
Real Estate - 3.1%
Diversified REITs - 0.4%
Piedmont Operating Partnership LP 2.75% 4/1/2032	1,917,000	1,670,093
Piedmont Operating Partnership LP 9.25% 7/20/2028	5,344,000	5,885,596
Store Capital LLC 2.75% 11/18/2030	2,849,000	2,620,475
Store Capital LLC 4.625% 3/15/2029	1,396,000	1,402,444
VICI Properties LP 4.75% 2/15/2028	7,611,000	7,686,660
VICI Properties LP 4.75% 4/1/2028	1,765,000	1,782,341
VICI Properties LP 4.95% 2/15/2030	9,911,000	10,074,719
VICI Properties LP 5.125% 5/15/2032	998,000	1,012,303
VICI Properties LP 5.75% 4/1/2034	1,136,000	1,180,158
Vornado Realty LP 2.15% 6/1/2026	2,457,000	2,437,800
Vornado Realty LP 3.4% 6/1/2031	8,887,000	8,124,710
WP Carey Inc 3.85% 7/15/2029	1,045,000	1,036,687
		44,913,986
Health Care REITs - 0.7%
Alexandria Real Estate Equities Inc 2% 5/18/2032	6,718,000	5,773,863
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	4,519,000	4,611,026
Healthcare Realty Holdings LP 3.1% 2/15/2030	1,129,000	1,081,290
Healthcare Realty Holdings LP 3.5% 8/1/2026	1,176,000	1,171,239
Healthpeak OP LLC 5.375% 2/15/2035	10,500,000	10,831,856
Omega Healthcare Investors Inc 3.25% 4/15/2033	7,993,000	7,217,497
Omega Healthcare Investors Inc 3.375% 2/1/2031	3,771,000	3,558,712
Omega Healthcare Investors Inc 3.625% 10/1/2029	5,204,000	5,071,030
Omega Healthcare Investors Inc 4.5% 4/1/2027	452,000	452,701
Omega Healthcare Investors Inc 4.75% 1/15/2028	7,132,000	7,200,723
Ventas Realty LP 2.5% 9/1/2031	16,206,000	14,746,217
Ventas Realty LP 3% 1/15/2030	6,770,000	6,490,322
Ventas Realty LP 4% 3/1/2028	1,358,000	1,357,396
Ventas Realty LP 4.75% 11/15/2030	10,898,000	11,134,800
		80,698,672
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	2,571,000	2,384,155
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031	4,526,000	4,263,151
Boston Properties LP 4.5% 12/1/2028	2,824,000	2,847,753
COPT Defense Properties LP 2% 1/15/2029	747,000	705,214
COPT Defense Properties LP 2.25% 3/15/2026	2,339,000	2,337,274
COPT Defense Properties LP 2.75% 4/15/2031	2,202,000	2,033,554
COPT Defense Properties LP 4.5% 10/15/2030	1,037,000	1,041,527
Hudson Pacific Properties LP 4.65% 4/1/2029	6,288,000	5,596,320
		18,824,793
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP 3.95% 11/15/2027	2,767,000	2,712,246
Brandywine Operating Partnership LP 4.55% 10/1/2029	1,135,000	1,070,710
Brandywine Operating Partnership LP 8.3% 3/15/2028	8,285,000	8,743,152
CBRE Services Inc 2.5% 4/1/2031	7,642,000	6,972,185
Essex Portfolio LP 5.5% 4/1/2034	5,000,000	5,215,051
Extra Space Storage LP 4.95% 1/15/2033	14,403,000	14,633,001
Tanger Properties LP 2.75% 9/1/2031	5,725,000	5,236,254
Tanger Properties LP 3.125% 9/1/2026	1,660,000	1,650,343
Tanger Properties LP 3.875% 7/15/2027	6,943,000	6,926,106
		53,159,048
Residential REITs - 0.3%
American Homes 4 Rent LP 2.375% 7/15/2031	977,000	880,675
American Homes 4 Rent LP 3.375% 7/15/2051	1,510,000	1,019,362
American Homes 4 Rent LP 3.625% 4/15/2032	3,763,000	3,571,794
American Homes 4 Rent LP 4.3% 4/15/2052	2,608,000	2,069,414
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	5,643,000	5,492,310
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	13,324,000	13,417,188
Sun Communities Operating LP 2.3% 11/1/2028	2,169,000	2,071,714
Sun Communities Operating LP 2.7% 7/15/2031	5,600,000	5,139,133
UDR Inc 5.125% 9/1/2034	4,135,000	4,223,573
		37,885,163
Retail REITs - 1.0%
Agree LP 5.6% 6/15/2035	6,830,000	7,207,870
Brixmor Operating Partnership LP 4.05% 7/1/2030	6,803,000	6,742,060
Brixmor Operating Partnership LP 4.125% 5/15/2029	12,222,000	12,242,903
Brixmor Operating Partnership LP 4.125% 6/15/2026	3,253,000	3,252,219
Brixmor Operating Partnership LP 5.2% 4/1/2032	9,873,000	10,197,334
Brixmor Operating Partnership LP 5.75% 2/15/2035	4,930,000	5,226,105
Kimco Realty OP LLC 2.25% 12/1/2031	9,524,000	8,578,685
Kite Realty Group Trust 4.75% 9/15/2030	13,258,000	13,516,845
NNN REIT Inc 5.5% 6/15/2034	17,080,000	17,855,026
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033	3,259,000	3,264,732
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	4,796,000	4,797,354
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	1,570,000	1,662,053
Realty Income Corp 2.2% 6/15/2028	1,146,000	1,104,055
Realty Income Corp 2.85% 12/15/2032	1,410,000	1,284,688
Realty Income Corp 3.25% 1/15/2031	1,277,000	1,225,364
Realty Income Corp 3.4% 1/15/2028	1,957,000	1,940,658
Regency Centers LP 5% 7/15/2032	6,977,000	7,191,464
Regency Centers LP 5.1% 1/15/2035	4,774,000	4,881,261
Simon Property Group LP 2.45% 9/13/2029	1,897,000	1,803,482
		113,974,158
Specialized REITs - 0.1%
American Tower Corp 5% 1/31/2030	10,400,000	10,710,431
TOTAL REAL ESTATE		362,550,406
Utilities - 0.8%
Electric Utilities - 0.5%
Cleco Corporate Holdings LLC 3.375% 9/15/2029	2,932,000	2,791,835
DPL LLC/Ohio 4.35% 4/15/2029	2,835,000	2,792,306
Duquesne Light Holdings Inc 2.532% 10/1/2030 (k)	1,869,000	1,730,030
Duquesne Light Holdings Inc 2.775% 1/7/2032 (k)	5,941,000	5,387,285
FirstEnergy Transmission LLC 4.75% 1/15/2033	19,602,000	19,766,844
Southern Co/The 4.85% 3/15/2035	27,400,000	27,350,230
		59,818,530
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The 2.45% 1/15/2031	3,808,000	3,531,136
AES Corp/The 3.95% 7/15/2030 (k)	8,852,000	8,698,771
		12,229,907
Multi-Utilities - 0.3%
NiSource Inc 2.95% 9/1/2029	19,262,000	18,600,102
NiSource Inc 5.95% 6/15/2041	1,097,000	1,151,213
Puget Energy Inc 4.1% 6/15/2030	3,951,000	3,899,694
Puget Energy Inc 4.224% 3/15/2032	7,271,000	7,106,529
		30,757,538
TOTAL UTILITIES		102,805,975
TOTAL UNITED STATES		2,211,466,211
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $2,681,522,498)		2,621,989,023

Preferred Securities - 0.1%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank of Nova Scotia/The CME Term SOFR 3 month Index + 2.9096%, 6.5593% (b)(c)(j) (Cost $7,860,494)	8,146,000	8,210,382

U.S. Government Agency - Mortgage Securities - 18.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 18.5%
Fannie Mae 2% 11/1/2051	3,056,053	2,558,350
Fannie Mae 2% 2/1/2052	1,005,559	848,709
Fannie Mae 2% 3/1/2052 (i)	3,739,550	3,127,029
Fannie Mae 2.5% 4/1/2052	2,411,104	2,126,348
Fannie Mae 2.5% 6/1/2052	3,253,887	2,871,631
Fannie Mae 3% 12/1/2051	3,018,550	2,757,847
Fannie Mae 3% 6/1/2052	1,966,806	1,809,847
Fannie Mae 3.5% 12/1/2036	100,327	99,133
Fannie Mae 3.5% 5/1/2036	76,308	75,566
Fannie Mae 5.5% 2/1/2055	5,111,093	5,268,150
Fannie Mae 6% 12/1/2054	3,022,677	3,173,496
Fannie Mae 6.5% 7/1/2054	440,662	465,553
Fannie Mae 7% 6/1/2054	31,075	33,214
Fannie Mae 7% 7/1/2054	28,495	30,538
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.365%, 6.095% 10/1/2035 (b)(c)	17,295	17,767
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 6.32% 4/1/2037 (b)(c)	3,974	4,109
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 5.96% 1/1/2035 (b)(c)	6,414	6,614
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (b)(c)	1,164	1,196
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (b)(c)	4,540	4,692
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.44% 3/1/2037 (b)(c)	33,313	34,564
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.5657%, 6.068% 2/1/2044 (b)(c)	7,733	8,046
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.5773%, 6.12% 2/1/2044 (b)(c)	2,164	2,252
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 5.848% 1/1/2044 (b)(c)	6,486	6,752
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 6.455% 4/1/2044 (b)(c)	4,906	5,101
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6093%, 6.369% 5/1/2035 (b)(c)	4,989	5,147
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.315% 9/1/2036 (b)(c)	961	996
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6337%, 6.373% 4/1/2044 (b)(c)	8,244	8,594
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6669%, 6.391% 11/1/2036 (b)(c)	7,890	8,163
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6731%, 6.22% 3/1/2033 (b)(c)	14,419	14,857
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6834%, 6.511% 5/1/2036 (b)(c)	7,077	7,332
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6917%, 5.974% 2/1/2037 (b)(c)	73,707	76,511
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6919%, 6.305% 7/1/2043 (b)(c)	53,853	56,475
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.592% 6/1/2042 (b)(c)	28,464	29,863
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7392%, 6.152% 3/1/2040 (b)(c)	28,773	30,080
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.279% 7/1/2035 (b)(c)	12,887	13,322
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 8/1/2041 (b)(c)	13,682	14,368
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.07% 1/1/2042 (b)(c)	148,108	155,537
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (b)(c)	9,266	9,731
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8063%, 6.388% 12/1/2040 (b)(c)	149,735	157,245
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.06% 12/1/2039 (b)(c)	2,779	2,908
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.508% 7/1/2041 (b)(c)	19,011	19,965
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (b)(c)	15,933	16,732
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.593% 2/1/2042 (b)(c)	65,612	68,902
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.825%, 6.587% 2/1/2035 (b)(c)	10,261	10,670
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (b)(c)	5,564	5,789
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.854%, 6.753% 4/1/2036 (b)(c)	56,830	59,085
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.89%, 6.246% 8/1/2035 (b)(c)	32,627	33,595
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (b)(c)	11,771	12,316
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.137%, 6.164% 7/1/2036 (b)(c)	4,996	5,135
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (b)(c)	2,777	2,867
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.217% 6/1/2036 (b)(c)	5,721	5,919
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.275%, 6.379% 10/1/2033 (b)(c)	3,745	3,865
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.392% 7/1/2034 (b)(c)	1,885	1,943
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	937,142	811,045
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	6,553,972	6,009,552
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	284,700	246,745
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	7,732,602	6,635,088
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	2,882,755	2,496,623
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	297,178	257,005
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2037	4,544,689	4,150,131
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	303,900	262,652
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	22,418	20,472
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	3,649,462	3,338,328
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	1,527,371	1,402,406
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	1,786,930	1,496,473
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	112,038	94,352
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,143,579	1,020,050
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	1,728,228	1,462,435
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	464,120	388,534
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	41,743	35,153
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	4,337,573	3,660,986
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	237,882	200,033
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	102,297	86,117
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	21,522	17,970
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	165,925	154,775
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	13,789	12,401
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	1,083,602	966,563
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	865,353	771,759
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	1,230,775	1,035,333
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	218,952	184,115
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	105,969	89,440
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	73,411	61,960
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	18,759	15,686
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	213,717	192,707
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	14,079	12,655
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	17,424	14,728
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,208,725	1,020,185
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	831,402	818,682
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	1,221,884	1,142,253
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	15,078	13,536
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	3,659,517	3,257,382
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	49,354	41,563
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	36,439	30,675
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	16,899	14,184
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	788,268	663,587
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	675,612	567,694
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	114,781	96,805
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	50,980	43,012
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	326,130	304,672
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	15,467	13,878
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	711,270	598,768
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	279,239	235,072
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	240,549	202,501
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	208,627	176,215
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	48,467	40,801
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	37,865	31,876
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	31,240	26,299
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	25,242	21,187
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	6,017,724	5,065,897
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,020,065	1,698,657
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,295,978	1,091,397
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,167,659	982,970
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	729,027	616,222
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	426,208	359,727
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	112,102	94,546
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	76,923	64,901
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	51,349	43,387
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	16,366	13,834
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	4,183,875	3,498,575
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	108,019	90,933
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	16,565	14,834
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	269,264	252,978
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	141,317	132,019
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	703,476	629,584
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050 (f)(g)	11,086,942	9,288,274
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,307,438	1,101,049
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	764,484	643,804
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	3,114,022	2,608,825
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	245,113	206,343
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	65,124	54,620
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	19,593	16,432
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	484,138	453,040
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	211,210	176,875
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	126,170	105,504
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	18,516	15,466
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	237,018	198,195
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	172,924	168,143
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	312,755	284,800
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	91,144	82,772
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	30,643	27,879
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	28,205	25,672
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	20,155	18,323
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	13,077	11,943
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	9,656,612	8,549,342
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,122,724	988,023
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	390,743	344,596
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	167,646	163,069
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,022,179	901,457
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	826,398	724,150
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	25,895	25,457
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	109,606	106,612
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	44,266	42,909
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	11,566	11,208
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	1,881,019	1,796,247
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	723,639	664,110
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	459,681	422,233
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	148,439	136,661
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2042	20,631	18,779
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2042	7,450	6,772
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	810,103	720,504
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	3,423,746	3,000,137
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	762,782	675,318
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	306,472	297,896
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	81,244	78,726
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	835,607	811,630
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2042	16,360	14,951
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2042	9,371	8,526
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	4,819,934	4,223,578
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	249,027	238,894
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	92,224	89,736
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	181,807	165,285
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	12,951	11,781
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	13,854	12,166
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	7,362,528	6,552,820
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	285,813	251,433
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	4,054,959	3,889,955
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	21,781	19,790
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	20,022	18,173
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	3,476,516	3,050,723
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	3,522,873	3,109,017
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,953,168	1,722,495
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	960,494	936,661
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	166,070	161,532
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	2,151,664	2,032,727
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	137,422	124,943
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	42,521	38,603
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	27,352	24,909
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	25,658	23,201
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	7,172,238	6,311,735
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	5,114,526	4,548,850
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	3,279,806	2,886,305
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	2,689,839	2,381,410
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,488,367	1,304,216
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,230,898	1,200,349
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,198,413	1,167,861
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,085,709	1,058,773
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,064,787	1,037,998
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,045,122	1,018,491
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	863,606	842,146
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	99,208	96,811
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	5,318,317	4,693,538
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	17,023	14,933
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	4,025,780	3,540,263
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	289,924	254,958
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	1,547,240	1,507,810
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	981,387	956,374
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	955,358	931,654
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	482,756	446,837
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2043	6,454	5,801
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	21,523,949	19,143,360
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	247,742	241,429
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2043	10,570	9,574
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,881,081	2,527,315
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,306,346	2,023,151
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,227,491	1,953,978
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	617,205	567,425
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	32,510	31,880
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	78,864	77,335
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	25,215	24,228
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	464,784	437,655
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	98,149	92,339
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	65,121	61,475
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	53,444	50,230
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	50,854	47,880
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	48,984	46,002
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	47,691	44,870
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	37,676	35,434
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	26,843	25,391
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	26,763	25,346
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	20,253	19,141
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	19,718	18,520
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	16,762	15,752
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	16,383	15,425
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	15,115	14,228
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	15,103	14,171
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,842	13,966
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,832	13,930
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,652	13,861
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	12,725	11,954
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	12,062	11,371
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	11,299	10,631
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	5,385	5,041
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	52,269	49,405
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	215,564	195,465
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	41,858	39,333
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	7,833	7,388
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	5,880	5,541
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	4,018	3,802
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	181,394	168,505
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	718,678	655,260
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	67,936	66,937
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2039	167,502	161,201
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	230,478	217,248
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	39,519	37,173
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	32,233	30,371
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	22,196	20,794
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	13,496	12,726
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	12,128	11,403
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	11,836	11,197
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	11,648	10,974
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	11,010	10,476
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	10,406	9,738
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	2,322,756	2,139,567
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,850,144	1,693,244
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	24,554	22,564
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	18,822	17,297
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2028	4,073	4,031
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	397,171	390,556
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	192,754	188,354
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	125,255	118,103
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	54,113	50,901
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	31,360	29,513
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	28,394	26,726
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	26,952	25,371
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	26,165	24,627
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	25,274	23,679
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	25,047	23,604
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	19,717	18,509
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	15,165	14,379
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	11,672	11,000
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	11,243	10,551
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,358	9,746
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,099	9,513
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,273	8,786
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,703	7,242
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,475	7,000
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,755	6,357
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,722	4,479
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2044	2,502	2,325
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	781,209	712,273
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	232,143	212,457
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	114,967	113,480
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	47,241	46,568
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	342,903	322,231
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	250,704	235,674
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	190,240	179,107
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	152,494	143,446
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	120,049	112,849
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	71,533	67,340
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	64,448	60,576
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	59,274	55,600
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	36,465	34,138
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	35,338	33,334
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	33,333	31,349
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	21,057	19,750
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	15,763	14,760
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	11,869	11,116
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	10,491	9,880
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	10,335	9,712
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	9,040	8,516
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	8,442	7,957
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	3,406	3,272
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	284,459	258,825
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	103,560	97,496
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	31,256	29,401
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	25,717	24,178
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	14,771	13,890
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	13,580	12,753
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	10,606	9,978
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	9,395	8,848
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	7,288	6,853
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	48,298	45,080
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	85,608	80,096
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	34,225	31,748
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	1,294,176	1,202,624
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	5,329,563	4,907,571
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	2,494,182	2,290,459
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,623,261	1,499,298
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,524,232	1,391,636
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,025,068	932,692
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	67,964	63,926
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	24,234	22,756
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	23,034	21,650
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	21,409	20,111
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	12,645	11,883
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	12,343	11,592
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	11,850	11,135
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	3,618	3,419
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	314,567	293,789
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	7,311,561	6,682,369
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	2,124,123	1,954,609
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,243,129	1,137,706
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	340,076	319,249
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	278,515	261,882
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	41,541	39,041
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	28,697	26,973
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	26,474	24,858
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	23,659	22,215
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	17,111	16,085
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	12,102	11,379
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	10,305	9,636
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	1,938	1,823
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	44,320	41,238
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	7,382	6,903
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	6,516	6,141
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	14,377	13,436
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	10,284	9,641
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	10,173	9,533
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,934	7,473
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,276	6,808
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	267,047	250,989
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	12,415	11,581
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	3,584,640	3,289,608
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	135,140	133,256
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2040	362,514	348,311
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	65,267	61,574
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	20,052	18,851
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	567,872	532,105
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	16,207	15,226
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	11,943	11,266
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	31,146	29,097
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	27,113	25,320
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	2,757,737	2,563,511
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,081,465	978,938
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	1,534,072	1,407,332
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	12,017	11,258
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	160,206	150,275
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	79,905	74,876
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	17,998	16,859
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	92,416	85,891
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	83,788	77,799
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	30,921	28,623
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	1,213,353	1,127,139
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	5,421,925	4,968,899
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	5,887	5,560
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	4,850	4,582
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	217,236	204,298
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	45,855	42,998
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	32,565	30,492
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	20,767	19,489
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	6,418	6,022
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	2,874,210	2,669,984
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	1,007,836	936,225
Fannie Mae Mortgage pass-thru certificates 3.25% 12/1/2041	9,450	9,126
Fannie Mae Mortgage pass-thru certificates 3.4% 8/1/2042	55,227	52,903
Fannie Mae Mortgage pass-thru certificates 3.4% 9/1/2042	25,767	24,656
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	56,792	55,069
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	3,341	3,236
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	1,461,259	1,399,373
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	22,240	21,285
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	11,869	11,359
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	576	554
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	297,557	286,257
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	1,931,413	1,868,106
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	187,120	179,733
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	272,089	261,927
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	30,418	29,405
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	11,075	10,627
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	271,570	256,929
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	15,226	14,802
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	2,842	2,760
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	2,723	2,642
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	30,427	29,503
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2044	9,480	9,142
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	28,631	27,633
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,989,298	1,923,287
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	487,196	466,563
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	231,226	221,433
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	398,089	380,483
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	327,685	310,018
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	13,176	12,610
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	88,235	83,836
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	84,116	81,329
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	690,213	652,570
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	33,578	31,705
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	4,189,414	4,000,206
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2051	3,242,237	3,072,503
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	86,589	82,164
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2038	50,348	49,726
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	1,104,237	1,050,570
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	197,086	185,845
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	1,386,272	1,313,266
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	104,745	99,228
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	10,337	10,014
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	1,882,441	1,802,130
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	722,286	689,665
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	783,082	750,162
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	471,599	451,774
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	19,704	18,876
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	1,097,741	1,062,770
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2040	1,193	1,157
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	34,203	33,125
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	238,287	228,196
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	34,142	33,152
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	9,669	9,384
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	179,313	172,616
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	159,003	150,629
Fannie Mae Mortgage pass-thru certificates 3.65% 5/1/2042	9,479	9,232
Fannie Mae Mortgage pass-thru certificates 3.65% 8/1/2042	24,655	23,993
Fannie Mae Mortgage pass-thru certificates 3.9% 4/1/2042	12,131	11,998
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	321,938	320,904
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	13,348	13,308
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	9,921	9,901
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	8,718	8,690
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	5,474	5,461
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	8,220	8,169
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	2,483	2,479
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	26,765	26,339
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	287,432	284,207
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	83,678	83,437
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	16,336	16,303
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	396,861	395,311
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	278,208	277,049
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	16,602	16,523
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	8,674	8,641
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	3,599	3,600
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	113,653	113,161
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	45,015	44,584
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	355,043	351,281
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	478,387	476,876
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	92,091	91,844
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	44,002	43,864
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	38,314	38,171
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	33,188	33,084
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	21,744	21,663
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	21,558	21,509
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	14,451	14,435
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	12,921	12,881
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,592	4,579
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,256	2,246
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	249,156	248,164
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	138,366	137,802
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	111,988	111,500
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	9,551	9,491
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	383,069	378,890
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	45,304	44,810
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	10,028	10,015
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	9,283	9,262
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,279	6,254
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,861	5,839
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,646	5,635
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,735	4,721
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,158	4,133
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,127	4,115
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,968	2,961
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,746	1,740
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	46,078	45,863
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	39,549	39,384
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	18,447	18,371
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	10,003	9,960
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	222,958	220,456
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	265,825	264,984
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	8,246	8,211
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	7,630	7,607
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	24,005	23,861
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	6,675	6,667
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	5,661	5,644
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	87,097	86,120
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	148,541	145,993
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	192,215	190,059
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	8,830	8,829
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	46,873	47,167
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	15,554	15,497
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	12,534	12,509
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	11,167	11,129
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	9,913	9,866
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	3,731	3,724
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,883	2,873
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	134,037	133,291
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	23,470	23,376
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	21,045	20,956
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	15,136	15,054
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	12,993	12,932
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	42,695	42,276
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	6,773	6,718
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	530,524	525,165
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	116,535	116,034
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	81,414	81,069
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	38,150	37,986
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	28,358	28,177
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	22,981	22,872
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	19,553	19,447
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	9,647	9,600
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	3,978	3,969
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	45,606	45,287
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	40,111	39,725
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	506,499	499,233
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	48,081	47,542
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	512,365	505,014
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	45,522	45,366
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	560,925	554,105
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	2,981	2,977
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	501,503	496,502
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	482,896	475,666
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	284,362	280,104
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	48,034	47,495
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	6,814	6,803
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	5,302	5,287
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	57,815	57,335
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	587,021	577,499
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	301,023	302,913
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	53,563	53,766
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	10,147	10,107
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	11,451	11,395
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,579	2,570
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	599,879	593,522
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	14,017	13,877
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	288,792	285,642
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	25,944	25,661
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	487,543	481,920
Fannie Mae Mortgage pass-thru certificates 4.025% 5/1/2042	16,050	15,927
Fannie Mae Mortgage pass-thru certificates 4.25% 11/1/2041	17,844	17,918
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	1,898	1,924
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	6,644	6,754
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	136,019	136,410
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	21,602	21,664
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	15,098	15,109
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	10,779	10,962
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	9,807	9,972
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	3,718	3,777
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	381,435	387,569
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	54,889	55,133
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	3,957	4,016
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	11,264	11,456
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	4,938	5,022
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	1,575	1,602
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	39,841	40,520
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	3,963	4,031
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	3,823	3,883
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	1,028,115	1,045,622
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	28,054	28,531
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	52,034	52,639
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	8,920	9,024
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	95,404	97,035
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	18,217	18,298
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	9,757	9,800
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	20,014	20,279
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	5,023	5,092
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	77,932	79,235
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	645	656
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	15,998	16,271
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	15,830	16,096
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	8,459	8,604
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	6,242	6,346
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	4,703	4,783
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	4,328	4,402
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	86,698	88,162
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	14,215	14,446
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	8,967	9,088
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,895	2,936
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	49,670	50,030
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2033	6,833	6,914
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	5,879	5,979
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	3,362	3,419
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,459	1,484
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	89,956	91,405
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	544,866	554,132
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	89,517	89,774
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	70,413	70,616
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	42,651	42,681
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	133,876	136,436
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	29,641	30,053
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,187	1,198
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	8,748	8,896
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	61,095	61,805
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	456,443	464,183
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	37,436	37,766
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	42,544	42,786
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	13,513	13,607
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	11,952	12,020
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	78,045	78,269
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	18,650	18,703
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	513,652	520,939
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	145,017	147,022
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	90,706	91,937
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	2,874	2,922
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	814	827
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	32,508	33,042
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	17,724	18,018
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	21,742	21,995
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	51,966	52,262
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	49,332	49,572
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	37,549	37,763
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	21,239	21,446
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	15,250	15,336
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	13,258	13,333
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	53,974	54,079
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	227	229
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	480,029	489,210
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	1,894	1,926
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	6,147	6,251
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	51,453	51,745
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	25,274	25,449
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	11,658	11,739
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	68,239	69,545
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	2,104	2,139
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	140,257	142,304
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	140,917	143,187
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	75,567	76,398
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	14,530	14,658
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	641,580	645,431
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	25,739	25,893
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	13,733	13,794
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	9,642	9,706
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2026	92	92
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	1,381	1,395
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	862	868
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	102,176	103,888
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	13,764	13,998
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	6,825	6,939
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	5,709	5,805
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,314	1,336
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	7,338	7,463
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	25,036	25,327
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	517,178	520,282
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	89,522	89,920
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	20,598	20,855
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,286	10,422
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	9,182	9,298
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,869	6,965
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,166	6,248
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,215	5,283
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	3,138	3,179
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,839	1,857
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,571	1,591
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	863	874
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	3,640	3,675
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	181,430	184,900
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,616	2,660
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,661	1,689
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,586	1,612
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	6,959	7,078
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	1,029	1,046
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	4,621	4,695
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2047	8,054	8,090
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	22,474	22,769
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	10,342	10,482
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	10,292	10,428
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	8,223	8,331
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,872	3,924
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,469	3,516
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	53,223	54,010
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	24,524	24,868
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	2,324	2,358
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	9,318	9,476
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	2,468	2,510
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	219,203	222,934
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	13,706	13,935
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	95,442	95,866
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	24,509	24,618
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2029	1,287	1,302
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	108,423	112,251
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052 (g)	2,526,564	2,574,486
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,590,877	1,620,058
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	824,963	842,672
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	611,557	623,157
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	394,447	401,435
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	441,570	449,670
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	445,305	457,067
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	13,660	14,163
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	17,071	17,677
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	5,904	6,110
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	12,122	12,563
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	14,454	14,962
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	6,555	6,783
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	3,478	3,589
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	10,825	11,221
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	16,982	17,384
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	6,131	6,347
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	3,263	3,382
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	2,550	2,639
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	22,956	23,799
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	10,712	11,103
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	2,143	2,220
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	35,849	37,172
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	8,926	9,254
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2040	3,588	3,700
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2044	4,893	5,074
Fannie Mae Mortgage pass-thru certificates 5.31% 8/1/2041 (c)	131,283	134,103
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	885,288	917,534
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	2,785,680	2,883,446
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	19,603	19,992
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	31,298	31,839
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	22,151	22,623
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	4,335,756	4,472,002
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	1,084,613	1,119,712
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	813,313	838,553
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	707,800	733,968
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2055	25,648	26,077
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.475%, 6.03% 10/1/2033 (b)(c)	447	456
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 5.755% 1/1/2035 (b)(c)	1,131	1,159
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 5.76% 2/1/2033 (b)(c)	462	471
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.785% 3/1/2035 (b)(c)	2,473	2,537
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.907% 12/1/2034 (b)(c)	2,177	2,231
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.066% 10/1/2033 (b)(c)	1,051	1,076
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.142% 9/1/2033 (b)(c)	63,047	64,483
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.744% 7/1/2035 (b)(c)	1,513	1,555
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 6.585% 9/1/2035 (b)(c)	1,065	1,105
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2034	49,869	52,229
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2035	94,048	99,194
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	2,157	2,277
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	528	556
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	41,085	43,595
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	39,644	42,152
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	4,719	5,021
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	186,258	194,067
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	76,269	79,484
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	2,324,002	2,434,331
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	1,225,135	1,282,532
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	29,772	31,250
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	15,867	16,697
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	4,049	4,282
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,985	3,156
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,642	2,797
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,248	1,315
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	873	915
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	572	605
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	441	466
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	351	371
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	227	240
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	38,210	40,469
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	1,600,211	1,682,887
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2055	4,159,733	4,343,823
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2034	68,814	72,415
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	69,306	72,713
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	12,255	12,906
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	5,425	5,702
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	887	939
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	699	741
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	577	610
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	512	542
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	10,906	11,618
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,444,236	1,496,096
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	9,928,031	10,364,451
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,385,336	1,448,397
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	521,818	546,224
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	195,880	205,103
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	16,180	17,249
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	19,191	20,082
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	2,831,386	2,959,388
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	460,620	483,603
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	62,413	65,306
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	62,281	65,149
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	60,470	63,317
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	18,888	19,764
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	21,172	22,185
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	13,857	14,741
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	1,590	1,692
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	466,066	480,328
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	1,465,797	1,533,437
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	133,500	140,180
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2032	1,778	1,858
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2035	364	383
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	1,036	1,094
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	2,883	3,052
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	48,023	51,001
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	908,723	935,961
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	2,317,025	2,423,946
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2032	694	725
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	7,252	7,617
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	2,947	3,117
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	1,682	1,771
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	212	223
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	110	114
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	211,324	222,392
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	24,204	25,569
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,379,525	1,440,598
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,110,025	1,143,297
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	163,548	171,364
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	7,058	7,446
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	2,721	2,869
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	2,424	2,551
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	549	578
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	512	539
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	248	261
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	161	165
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	6,370	6,778
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	90,845	96,544
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	2,799,268	2,930,192
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	507,161	529,613
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	2,446,801	2,562,769
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,587,356	1,649,693
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,461,087	1,527,597
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	661,535	681,157
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	4,662,583	4,810,916
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	4,435,764	4,634,911
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	1,152,255	1,200,746
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	144,537	151,137
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	68,781	71,902
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2034	87,565	91,981
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	4,221	4,444
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	2,233	2,352
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,284	1,352
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	529	556
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	358	377
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	117	124
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	105,337	110,223
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	3,699,718	3,876,226
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	2,173,254	2,237,716
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	2,041	2,094
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	21,958	23,166
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	4,644	4,888
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,873	1,983
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	813	856
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	714	755
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	108	112
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	2,899	3,081
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2052	1,037,953	1,078,633
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	459,488	477,676
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	2,436,711	2,508,988
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	49,292	51,767
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	592	626
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	449	480
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	7,151,697	7,567,272
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	5,118	5,471
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2036	1,095	1,172
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	24,306	25,449
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	234,898	246,888
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	735	787
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	330,118	349,507
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	362	385
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	1,587	1,698
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2054	3,252,828	3,441,591
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2054	429,716	454,404
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	276,272	288,311
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	3,419,981	3,624,055
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	1,813,693	1,920,076
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2036	161	171
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2037	848	911
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2035	1,286	1,355
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2054	299,917	316,857
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	310,477	324,007
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	70,816	74,147
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	14,224	14,885
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	29,537	31,093
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	495	529
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	416,991	434,706
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	1,728	1,847
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	642	686
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	215,079	225,815
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	168,515	176,926
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	39,020	41,052
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	4,206,809	4,452,575
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	626,624	663,428
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	299	319
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	270	287
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	1,759,647	1,861,760
Fannie Mae Mortgage pass-thru certificates 6.783% 2/1/2039 (c)	36,748	38,460
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	178	179
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	17	18
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	13	14
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	6	6
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	32	33
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	4	3
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	452	478
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	130	138
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	56	59
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	742,553	789,381
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	419,903	447,467
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	103	103
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	7	8
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	74	78
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	24	26
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	159	167
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	54	57
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	43	46
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	118	125
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	307	327
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	134	140
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	271,336	289,147
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	25	26
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	25	26
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	60	63
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	45	47
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	27	28
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	378	396
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	59,713	63,351
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	15,889	16,964
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	101	101
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	8	8
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	482	506
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	412	435
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	192	203
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	452,451	481,161
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	12	12
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	164	173
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	77	81
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	36	38
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	353	370
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	252	265
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	25	26
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	158	166
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	1,031	1,101
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2027	2	1
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	19	20
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	2,488	2,628
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	252	267
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	124	132
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	124	130
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	36	38
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2029	27	28
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	124	131
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	274	292
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	231	246
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	51	54
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	1,567	1,645
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	152	159
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	3,318	3,484
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	186	197
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	172	183
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	150	158
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	95	101
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	628	660
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	10	11
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	8	8
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	411	431
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	2,255	2,397
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	900	944
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	525	552
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	482	512
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	281	299
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	81	85
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	665	698
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	14	15
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	165	174
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	117	123
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	16	17
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	219	231
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	80	85
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	406	432
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	336	356
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	141	150
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	113	119
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	1,911	2,070
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	185	185
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	165	166
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	120	126
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	79	83
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	72	72
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	45	47
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	532	558
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	65	69
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	5,219	5,552
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	1,648	1,752
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	244	245
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	33	35
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	344	361
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	182	191
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	110	115
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	46	48
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	688	723
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	964	1,013
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	120	125
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	73	77
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	31	31
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	1,884	2,006
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	21,221	22,513
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	232,634	249,176
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	158,586	169,616
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	140	141
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	4	3
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	4,481	4,583
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	295	300
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	236	241
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	179	183
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	122	124
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	95	97
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	73	75
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	67	68
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	54	55
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	30	30
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	19	19
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	137	140
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	44	45
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	20	21
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	816	853
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	102	106
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	11	12
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	63	64
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	55	56
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	47	47
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	34	34
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	20	20
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	56	57
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	79	82
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	35	36
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	188	198
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	129	132
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	95	96
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	28	28
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	106	108
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	79	81
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	26	27
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	464	491
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	105	106
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	72	72
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	68	69
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	21	22
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	4	3
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	292	304
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	27	28
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	248	262
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	288	292
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	63	64
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	86	87
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2027	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	74	75
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	234	237
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	27	27
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	104	107
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	28	28
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	42	44
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	28	30
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	30	30
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	5	4
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	79	80
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	24	24
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	127	131
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	37	38
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	36	36
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	50	51
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	51	52
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	37	37
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	24	24
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	5	4
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	43	45
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	387	402
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	184	189
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	83	86
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	22	22
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	17	18
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	3,247	3,313
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	113	119
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	35	36
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	282	288
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	22	22
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	245	254
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	204	212
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	39	41
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	33	34
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	28	29
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	3,878	4,202
Freddie Mac Gold Pool 1.5% 1/1/2036	839,966	768,355
Freddie Mac Gold Pool 1.5% 10/1/2035	2,287,667	2,097,636
Freddie Mac Gold Pool 1.5% 12/1/2031	8,132,366	7,761,551
Freddie Mac Gold Pool 1.5% 12/1/2040	174,051	150,734
Freddie Mac Gold Pool 1.5% 12/1/2050	20,331	16,341
Freddie Mac Gold Pool 1.5% 2/1/2041	2,965,565	2,564,482
Freddie Mac Gold Pool 1.5% 3/1/2041	304,100	262,785
Freddie Mac Gold Pool 1.5% 4/1/2041	1,692,101	1,460,139
Freddie Mac Gold Pool 1.5% 4/1/2041	694,528	599,887
Freddie Mac Gold Pool 1.5% 5/1/2036	3,630,967	3,325,949
Freddie Mac Gold Pool 2% 1/1/2052	682,005	575,837
Freddie Mac Gold Pool 2% 1/1/2052	188,674	157,534
Freddie Mac Gold Pool 2% 1/1/2052	89,137	75,233
Freddie Mac Gold Pool 2% 10/1/2041	1,724,325	1,538,082
Freddie Mac Gold Pool 2% 10/1/2050	453,429	379,585
Freddie Mac Gold Pool 2% 10/1/2050	18,820	15,755
Freddie Mac Gold Pool 2% 11/1/2041	1,030,202	918,562
Freddie Mac Gold Pool 2% 11/1/2050	9,724,793	8,141,033
Freddie Mac Gold Pool 2% 11/1/2050	3,037,036	2,567,107
Freddie Mac Gold Pool 2% 11/1/2050	36,694	30,718
Freddie Mac Gold Pool 2% 11/1/2050	25,263	21,149
Freddie Mac Gold Pool 2% 11/1/2050	23,272	19,671
Freddie Mac Gold Pool 2% 11/1/2051	561,555	472,207
Freddie Mac Gold Pool 2% 12/1/2051	1,112,665	939,108
Freddie Mac Gold Pool 2% 12/1/2051	889,962	748,362
Freddie Mac Gold Pool 2% 12/1/2051	32,575	27,494
Freddie Mac Gold Pool 2% 2/1/2051	889,025	743,962
Freddie Mac Gold Pool 2% 2/1/2051	20,428	17,101
Freddie Mac Gold Pool 2% 2/1/2052	391,308	329,537
Freddie Mac Gold Pool 2% 2/1/2052	230,550	192,139
Freddie Mac Gold Pool 2% 3/1/2051	1,484,075	1,240,991
Freddie Mac Gold Pool 2% 3/1/2051	1,166,828	977,530
Freddie Mac Gold Pool 2% 3/1/2051	465,192	391,613
Freddie Mac Gold Pool 2% 3/1/2051	436,871	367,771
Freddie Mac Gold Pool 2% 3/1/2051	375,013	315,697
Freddie Mac Gold Pool 2% 3/1/2051	51,862	43,659
Freddie Mac Gold Pool 2% 3/1/2051	32,509	27,367
Freddie Mac Gold Pool 2% 4/1/2051	274,681	229,689
Freddie Mac Gold Pool 2% 4/1/2052	5,779,473	4,849,076
Freddie Mac Gold Pool 2% 4/1/2052	61,543	51,751
Freddie Mac Gold Pool 2% 5/1/2051	13,315,854	11,205,519
Freddie Mac Gold Pool 2% 5/1/2051	1,487,990	1,244,264
Freddie Mac Gold Pool 2% 5/1/2051	509,541	428,947
Freddie Mac Gold Pool 2% 5/1/2051	156,180	130,989
Freddie Mac Gold Pool 2% 5/1/2051	45,156	38,141
Freddie Mac Gold Pool 2% 6/1/2035	2,555,382	2,400,825
Freddie Mac Gold Pool 2% 6/1/2050	8,065,474	6,762,029
Freddie Mac Gold Pool 2% 6/1/2051	18,133	15,163
Freddie Mac Gold Pool 2% 6/1/2052	333,733	279,069
Freddie Mac Gold Pool 2% 7/1/2041	2,560,977	2,295,256
Freddie Mac Gold Pool 2% 7/1/2041	480,888	430,299
Freddie Mac Gold Pool 2% 7/1/2050	255,504	215,170
Freddie Mac Gold Pool 2% 7/1/2050	22,911	19,194
Freddie Mac Gold Pool 2% 7/1/2050	20,484	17,174
Freddie Mac Gold Pool 2% 7/1/2051	1,030,636	873,739
Freddie Mac Gold Pool 2% 7/1/2051	302,728	254,846
Freddie Mac Gold Pool 2% 8/1/2050	15,260	12,851
Freddie Mac Gold Pool 2% 8/1/2051	435,318	364,423
Freddie Mac Gold Pool 2% 8/1/2052	21,745	18,122
Freddie Mac Gold Pool 2% 9/1/2050	15,466,815	12,957,589
Freddie Mac Gold Pool 2% 9/1/2050	83,229	69,675
Freddie Mac Gold Pool 2% 9/1/2050	14,970	12,542
Freddie Mac Gold Pool 2% 9/1/2051	358,209	301,215
Freddie Mac Gold Pool 2% 9/1/2051	355,085	298,588
Freddie Mac Gold Pool 2% 9/1/2051	61,446	51,669
Freddie Mac Gold Pool 2.5% 1/1/2031	24,109	23,548
Freddie Mac Gold Pool 2.5% 1/1/2041	801,971	740,227
Freddie Mac Gold Pool 2.5% 1/1/2042	702,613	644,656
Freddie Mac Gold Pool 2.5% 10/1/2031	134,191	130,903
Freddie Mac Gold Pool 2.5% 10/1/2041	345,476	317,345
Freddie Mac Gold Pool 2.5% 10/1/2050 (f)	7,863,081	6,961,465
Freddie Mac Gold Pool 2.5% 11/1/2031	142,235	138,348
Freddie Mac Gold Pool 2.5% 11/1/2041	208,709	192,059
Freddie Mac Gold Pool 2.5% 11/1/2050	3,624,134	3,205,177
Freddie Mac Gold Pool 2.5% 12/1/2050	425,949	376,709
Freddie Mac Gold Pool 2.5% 2/1/2051	8,238,160	7,278,090
Freddie Mac Gold Pool 2.5% 3/1/2032	594,254	577,618
Freddie Mac Gold Pool 2.5% 4/1/2042	138,841	127,450
Freddie Mac Gold Pool 2.5% 4/1/2052	5,270,061	4,647,657
Freddie Mac Gold Pool 2.5% 4/1/2052	1,614,547	1,423,866
Freddie Mac Gold Pool 2.5% 5/1/2030	11,585	11,344
Freddie Mac Gold Pool 2.5% 5/1/2051	2,427,750	2,142,545
Freddie Mac Gold Pool 2.5% 5/1/2051	879,086	782,956
Freddie Mac Gold Pool 2.5% 5/1/2052	4,686,156	4,123,926
Freddie Mac Gold Pool 2.5% 6/1/2031	84,605	82,646
Freddie Mac Gold Pool 2.5% 6/1/2031	80,946	78,988
Freddie Mac Gold Pool 2.5% 6/1/2041	166,250	153,000
Freddie Mac Gold Pool 2.5% 7/1/2031	137,526	134,202
Freddie Mac Gold Pool 2.5% 7/1/2032	191,164	185,608
Freddie Mac Gold Pool 2.5% 8/1/2031	232,166	226,476
Freddie Mac Gold Pool 2.5% 8/1/2041	589,670	542,133
Freddie Mac Gold Pool 2.5% 8/1/2052	292,196	254,309
Freddie Mac Gold Pool 3% 1/1/2043	41,063	38,471
Freddie Mac Gold Pool 3% 1/1/2043	39,066	36,808
Freddie Mac Gold Pool 3% 1/1/2052	1,335,075	1,218,934
Freddie Mac Gold Pool 3% 1/1/2052	556,631	506,469
Freddie Mac Gold Pool 3% 1/1/2052	113,900	103,635
Freddie Mac Gold Pool 3% 10/1/2042	18,625	17,516
Freddie Mac Gold Pool 3% 10/1/2049	1,586,463	1,453,907
Freddie Mac Gold Pool 3% 10/1/2051	976,671	901,170
Freddie Mac Gold Pool 3% 11/1/2042	9,577	9,053
Freddie Mac Gold Pool 3% 11/1/2049	3,209,077	2,957,992
Freddie Mac Gold Pool 3% 12/1/2042	590,260	556,422
Freddie Mac Gold Pool 3% 12/1/2042	52,705	49,692
Freddie Mac Gold Pool 3% 12/1/2042	19,533	18,400
Freddie Mac Gold Pool 3% 12/1/2046	1,265,360	1,176,811
Freddie Mac Gold Pool 3% 2/1/2033	33,835	33,353
Freddie Mac Gold Pool 3% 2/1/2037	170,138	165,508
Freddie Mac Gold Pool 3% 2/1/2037	15,497	15,075
Freddie Mac Gold Pool 3% 2/1/2043	41,027	38,779
Freddie Mac Gold Pool 3% 2/1/2043	33,864	31,860
Freddie Mac Gold Pool 3% 2/1/2043	22,683	21,389
Freddie Mac Gold Pool 3% 2/1/2043	13,588	12,770
Freddie Mac Gold Pool 3% 3/1/2043	28,942	27,268
Freddie Mac Gold Pool 3% 3/1/2050	2,862,062	2,615,769
Freddie Mac Gold Pool 3% 3/1/2052	1,278,809	1,176,754
Freddie Mac Gold Pool 3% 3/1/2052	284,074	258,474
Freddie Mac Gold Pool 3% 4/1/2032	15,965	15,718
Freddie Mac Gold Pool 3% 4/1/2032	5,526	5,445
Freddie Mac Gold Pool 3% 4/1/2034	220,072	215,608
Freddie Mac Gold Pool 3% 4/1/2043	14,632	13,792
Freddie Mac Gold Pool 3% 4/1/2045	17,683	16,410
Freddie Mac Gold Pool 3% 4/1/2046	59,336	55,221
Freddie Mac Gold Pool 3% 4/1/2046	54,128	50,374
Freddie Mac Gold Pool 3% 4/1/2050	2,882,081	2,634,066
Freddie Mac Gold Pool 3% 5/1/2045	28,131	26,193
Freddie Mac Gold Pool 3% 5/1/2046	961,845	895,137
Freddie Mac Gold Pool 3% 5/1/2046	146,445	136,288
Freddie Mac Gold Pool 3% 5/1/2051	131,817	120,433
Freddie Mac Gold Pool 3% 6/1/2031	75,054	73,980
Freddie Mac Gold Pool 3% 6/1/2031	29,017	28,608
Freddie Mac Gold Pool 3% 6/1/2031	19,633	19,345
Freddie Mac Gold Pool 3% 6/1/2031	15,152	14,914
Freddie Mac Gold Pool 3% 6/1/2031	12,900	12,725
Freddie Mac Gold Pool 3% 6/1/2031	11,765	11,579
Freddie Mac Gold Pool 3% 6/1/2031	10,280	10,140
Freddie Mac Gold Pool 3% 6/1/2046	953,073	886,973
Freddie Mac Gold Pool 3% 6/1/2052	1,492,637	1,366,055
Freddie Mac Gold Pool 3% 6/1/2052	909,683	827,705
Freddie Mac Gold Pool 3% 7/1/2032	20,967	20,611
Freddie Mac Gold Pool 3% 7/1/2045	59,321	55,315
Freddie Mac Gold Pool 3% 7/1/2045	28,535	27,037
Freddie Mac Gold Pool 3% 7/1/2045	10,714	10,023
Freddie Mac Gold Pool 3% 7/1/2052	11,005,229	10,075,376
Freddie Mac Gold Pool 3% 8/1/2032	28,433	27,950
Freddie Mac Gold Pool 3% 8/1/2032	18,640	18,320
Freddie Mac Gold Pool 3% 8/1/2042	13,275	12,540
Freddie Mac Gold Pool 3% 8/1/2042	10,302	9,701
Freddie Mac Gold Pool 3% 8/1/2045	40,605	37,797
Freddie Mac Gold Pool 3% 8/1/2045	19,505	18,252
Freddie Mac Gold Pool 3% 9/1/2049	14,446	13,334
Freddie Mac Gold Pool 3.5% 1/1/2046	118,039	113,303
Freddie Mac Gold Pool 3.5% 1/1/2048	1,596,456	1,524,355
Freddie Mac Gold Pool 3.5% 1/1/2048	955,508	912,354
Freddie Mac Gold Pool 3.5% 10/1/2040	46,374	45,031
Freddie Mac Gold Pool 3.5% 10/1/2047	8,609	8,288
Freddie Mac Gold Pool 3.5% 10/1/2051	1,016,380	967,618
Freddie Mac Gold Pool 3.5% 10/1/2051	786,851	746,642
Freddie Mac Gold Pool 3.5% 11/1/2040	96,577	93,969
Freddie Mac Gold Pool 3.5% 11/1/2047	61,890	59,539
Freddie Mac Gold Pool 3.5% 11/1/2047	61,648	58,932
Freddie Mac Gold Pool 3.5% 12/1/2033	143,620	142,543
Freddie Mac Gold Pool 3.5% 12/1/2040	92,812	90,288
Freddie Mac Gold Pool 3.5% 12/1/2046	221,431	212,300
Freddie Mac Gold Pool 3.5% 12/1/2047	250,329	239,303
Freddie Mac Gold Pool 3.5% 12/1/2047	14,575	14,022
Freddie Mac Gold Pool 3.5% 2/1/2034	1,500,691	1,489,652
Freddie Mac Gold Pool 3.5% 2/1/2043	567,348	549,389
Freddie Mac Gold Pool 3.5% 2/1/2043	46,723	45,463
Freddie Mac Gold Pool 3.5% 2/1/2048	135,194	129,239
Freddie Mac Gold Pool 3.5% 2/1/2052	450,171	425,479
Freddie Mac Gold Pool 3.5% 3/1/2032	880,351	874,839
Freddie Mac Gold Pool 3.5% 3/1/2046	1,200,135	1,156,285
Freddie Mac Gold Pool 3.5% 4/1/2040	114,541	111,533
Freddie Mac Gold Pool 3.5% 4/1/2042	1,049,623	1,021,490
Freddie Mac Gold Pool 3.5% 4/1/2046	279,227	267,800
Freddie Mac Gold Pool 3.5% 4/1/2052	2,741,228	2,608,859
Freddie Mac Gold Pool 3.5% 5/1/2034	167,563	166,170
Freddie Mac Gold Pool 3.5% 5/1/2040	218,332	212,659
Freddie Mac Gold Pool 3.5% 5/1/2040	38,882	37,862
Freddie Mac Gold Pool 3.5% 5/1/2045	543,622	522,892
Freddie Mac Gold Pool 3.5% 5/1/2046	2,288,039	2,206,561
Freddie Mac Gold Pool 3.5% 5/1/2047	2,916,098	2,770,727
Freddie Mac Gold Pool 3.5% 6/1/2032	630,426	626,360
Freddie Mac Gold Pool 3.5% 6/1/2040	193,536	188,718
Freddie Mac Gold Pool 3.5% 6/1/2045	658,677	634,082
Freddie Mac Gold Pool 3.5% 6/1/2045	107,480	103,651
Freddie Mac Gold Pool 3.5% 6/1/2045	61,996	59,806
Freddie Mac Gold Pool 3.5% 6/1/2052	42,770	40,531
Freddie Mac Gold Pool 3.5% 7/1/2032	906,909	901,119
Freddie Mac Gold Pool 3.5% 7/1/2040	18,446	17,941
Freddie Mac Gold Pool 3.5% 7/1/2042	532,968	516,375
Freddie Mac Gold Pool 3.5% 7/1/2046	36,356	34,868
Freddie Mac Gold Pool 3.5% 7/1/2047	150,675	145,047
Freddie Mac Gold Pool 3.5% 8/1/2034	283,251	280,832
Freddie Mac Gold Pool 3.5% 8/1/2040	124,057	120,819
Freddie Mac Gold Pool 3.5% 8/1/2045	5,637	5,416
Freddie Mac Gold Pool 3.5% 8/1/2046	7,064	6,806
Freddie Mac Gold Pool 3.5% 8/1/2047	234,154	225,408
Freddie Mac Gold Pool 3.5% 8/1/2047	27,583	26,553
Freddie Mac Gold Pool 3.5% 8/1/2047	17,809	17,143
Freddie Mac Gold Pool 3.5% 8/1/2049	16,828,760	16,063,458
Freddie Mac Gold Pool 3.5% 8/1/2051	1,400,355	1,334,047
Freddie Mac Gold Pool 3.5% 9/1/2040	100,043	97,516
Freddie Mac Gold Pool 3.5% 9/1/2042	783,534	758,618
Freddie Mac Gold Pool 3.5% 9/1/2042	663,297	641,959
Freddie Mac Gold Pool 3.5% 9/1/2046	317,923	304,813
Freddie Mac Gold Pool 3.5% 9/1/2047	5,454	5,250
Freddie Mac Gold Pool 3.5% 9/1/2047	5,100	4,909
Freddie Mac Gold Pool 4% 1/1/2036	502,464	509,766
Freddie Mac Gold Pool 4% 1/1/2039	57,379	57,800
Freddie Mac Gold Pool 4% 1/1/2041	18,795	18,776
Freddie Mac Gold Pool 4% 1/1/2041	8,169	8,149
Freddie Mac Gold Pool 4% 10/1/2041	316,021	315,094
Freddie Mac Gold Pool 4% 10/1/2042	10,401	10,397
Freddie Mac Gold Pool 4% 10/1/2042	7,314	7,270
Freddie Mac Gold Pool 4% 10/1/2045	19,920	19,792
Freddie Mac Gold Pool 4% 11/1/2041	51,283	51,096
Freddie Mac Gold Pool 4% 11/1/2041	7,050	7,053
Freddie Mac Gold Pool 4% 11/1/2042	2,575	2,579
Freddie Mac Gold Pool 4% 11/1/2043	7,025	6,993
Freddie Mac Gold Pool 4% 11/1/2047	411,831	405,229
Freddie Mac Gold Pool 4% 11/1/2051	80,292	79,416
Freddie Mac Gold Pool 4% 12/1/2040	10,887	10,872
Freddie Mac Gold Pool 4% 12/1/2047	653,829	643,347
Freddie Mac Gold Pool 4% 2/1/2039	6,084	6,122
Freddie Mac Gold Pool 4% 2/1/2042	25,987	25,925
Freddie Mac Gold Pool 4% 2/1/2043	17,866	17,752
Freddie Mac Gold Pool 4% 2/1/2044	36,984	36,752
Freddie Mac Gold Pool 4% 2/1/2044	22,427	22,248
Freddie Mac Gold Pool 4% 2/1/2045	435,517	432,437
Freddie Mac Gold Pool 4% 2/1/2046	163,985	162,796
Freddie Mac Gold Pool 4% 2/1/2046	5,050	5,018
Freddie Mac Gold Pool 4% 2/1/2046	2,208	2,185
Freddie Mac Gold Pool 4% 2/1/2048	424,831	418,684
Freddie Mac Gold Pool 4% 2/1/2048	44,050	43,427
Freddie Mac Gold Pool 4% 2/1/2052	40,154	39,638
Freddie Mac Gold Pool 4% 2/1/2052	36,246	35,839
Freddie Mac Gold Pool 4% 2/1/2053	10,529,416	10,342,162
Freddie Mac Gold Pool 4% 3/1/2042	24,288	24,182
Freddie Mac Gold Pool 4% 3/1/2042	23,743	23,670
Freddie Mac Gold Pool 4% 3/1/2042	9,620	9,566
Freddie Mac Gold Pool 4% 4/1/2040	1,190	1,192
Freddie Mac Gold Pool 4% 4/1/2042	14,323	14,244
Freddie Mac Gold Pool 4% 4/1/2042	12,982	12,963
Freddie Mac Gold Pool 4% 4/1/2042	10,349	10,331
Freddie Mac Gold Pool 4% 4/1/2042	5,744	5,712
Freddie Mac Gold Pool 4% 4/1/2043	524,464	522,358
Freddie Mac Gold Pool 4% 4/1/2043	28,843	28,710
Freddie Mac Gold Pool 4% 4/1/2043	17,287	17,279
Freddie Mac Gold Pool 4% 4/1/2046	158,125	156,480
Freddie Mac Gold Pool 4% 4/1/2048	148,913	146,712
Freddie Mac Gold Pool 4% 4/1/2048	125,912	124,051
Freddie Mac Gold Pool 4% 4/1/2048	68,307	67,297
Freddie Mac Gold Pool 4% 4/1/2048	25,639	25,260
Freddie Mac Gold Pool 4% 4/1/2048	7,533	7,422
Freddie Mac Gold Pool 4% 4/1/2052	80,375	79,342
Freddie Mac Gold Pool 4% 4/1/2052	59,282	58,521
Freddie Mac Gold Pool 4% 5/1/2038	709,812	716,134
Freddie Mac Gold Pool 4% 5/1/2042	43,736	43,648
Freddie Mac Gold Pool 4% 5/1/2043	6,229	6,195
Freddie Mac Gold Pool 4% 5/1/2045	56,706	56,171
Freddie Mac Gold Pool 4% 5/1/2048	876,796	864,109
Freddie Mac Gold Pool 4% 6/1/2038	29,575	29,838
Freddie Mac Gold Pool 4% 6/1/2038	21,842	22,036
Freddie Mac Gold Pool 4% 6/1/2041	14,099	14,051
Freddie Mac Gold Pool 4% 6/1/2041	3,713	3,717
Freddie Mac Gold Pool 4% 6/1/2045	37,264	36,963
Freddie Mac Gold Pool 4% 6/1/2047	2,522,695	2,487,770
Freddie Mac Gold Pool 4% 6/1/2047	176,701	174,641
Freddie Mac Gold Pool 4% 6/1/2052	46,923	46,396
Freddie Mac Gold Pool 4% 7/1/2043	21,002	20,855
Freddie Mac Gold Pool 4% 7/1/2045	106,125	105,216
Freddie Mac Gold Pool 4% 7/1/2052	72,668	71,853
Freddie Mac Gold Pool 4% 8/1/2038	149,790	151,124
Freddie Mac Gold Pool 4% 8/1/2038	112,284	113,109
Freddie Mac Gold Pool 4% 8/1/2043	22,708	22,658
Freddie Mac Gold Pool 4% 8/1/2044	14,028	13,924
Freddie Mac Gold Pool 4% 8/1/2044	9,575	9,539
Freddie Mac Gold Pool 4% 8/1/2052	45,017	44,497
Freddie Mac Gold Pool 4% 9/1/2041	39,978	39,870
Freddie Mac Gold Pool 4% 9/1/2041	14,646	14,606
Freddie Mac Gold Pool 4% 9/1/2041	13,166	13,143
Freddie Mac Gold Pool 4% 9/1/2041	10,684	10,670
Freddie Mac Gold Pool 4% 9/1/2043	1,696	1,698
Freddie Mac Gold Pool 4% 9/1/2044	30,570	30,369
Freddie Mac Gold Pool 4% 9/1/2051	89,819	88,839
Freddie Mac Gold Pool 4.5% 1/1/2040	12,385	12,607
Freddie Mac Gold Pool 4.5% 1/1/2041	15,048	15,321
Freddie Mac Gold Pool 4.5% 1/1/2041	7,833	7,973
Freddie Mac Gold Pool 4.5% 1/1/2041	2,947	3,000
Freddie Mac Gold Pool 4.5% 1/1/2042	390,068	397,184
Freddie Mac Gold Pool 4.5% 1/1/2045	16,600	16,823
Freddie Mac Gold Pool 4.5% 1/1/2047	29,453	29,673
Freddie Mac Gold Pool 4.5% 10/1/2039	76,629	78,009
Freddie Mac Gold Pool 4.5% 10/1/2039	18,389	18,724
Freddie Mac Gold Pool 4.5% 10/1/2039	7,184	7,313
Freddie Mac Gold Pool 4.5% 10/1/2039	1,304	1,327
Freddie Mac Gold Pool 4.5% 10/1/2040	36,533	37,201
Freddie Mac Gold Pool 4.5% 10/1/2040	20,641	21,019
Freddie Mac Gold Pool 4.5% 10/1/2041	97,015	98,790
Freddie Mac Gold Pool 4.5% 10/1/2043	24,593	25,014
Freddie Mac Gold Pool 4.5% 10/1/2048	514,428	519,405
Freddie Mac Gold Pool 4.5% 10/1/2048	81,062	81,213
Freddie Mac Gold Pool 4.5% 11/1/2031	3,197	3,219
Freddie Mac Gold Pool 4.5% 11/1/2039	1,007	1,025
Freddie Mac Gold Pool 4.5% 11/1/2040	9,154	9,321
Freddie Mac Gold Pool 4.5% 11/1/2040	4,149	4,224
Freddie Mac Gold Pool 4.5% 11/1/2040	454	462
Freddie Mac Gold Pool 4.5% 11/1/2044	128,819	130,468
Freddie Mac Gold Pool 4.5% 11/1/2044	7,277	7,384
Freddie Mac Gold Pool 4.5% 12/1/2039	795	809
Freddie Mac Gold Pool 4.5% 12/1/2039	728	741
Freddie Mac Gold Pool 4.5% 12/1/2040	13,898	14,152
Freddie Mac Gold Pool 4.5% 12/1/2040	11,991	12,210
Freddie Mac Gold Pool 4.5% 12/1/2040	1,805	1,838
Freddie Mac Gold Pool 4.5% 12/1/2044	25,665	25,994
Freddie Mac Gold Pool 4.5% 12/1/2044	7,363	7,471
Freddie Mac Gold Pool 4.5% 12/1/2045	70,560	71,824
Freddie Mac Gold Pool 4.5% 12/1/2046	29,876	30,100
Freddie Mac Gold Pool 4.5% 2/1/2037	1,183	1,202
Freddie Mac Gold Pool 4.5% 2/1/2040	4,086	4,159
Freddie Mac Gold Pool 4.5% 2/1/2041	55,862	56,878
Freddie Mac Gold Pool 4.5% 2/1/2041	18,022	18,351
Freddie Mac Gold Pool 4.5% 2/1/2041	15,840	16,130
Freddie Mac Gold Pool 4.5% 2/1/2041	15,802	16,089
Freddie Mac Gold Pool 4.5% 2/1/2041	14,786	15,055
Freddie Mac Gold Pool 4.5% 2/1/2041	12,970	13,205
Freddie Mac Gold Pool 4.5% 2/1/2041	9,612	9,784
Freddie Mac Gold Pool 4.5% 2/1/2041	6,769	6,893
Freddie Mac Gold Pool 4.5% 2/1/2041	5,210	5,305
Freddie Mac Gold Pool 4.5% 2/1/2044	11,922	12,131
Freddie Mac Gold Pool 4.5% 2/1/2047	123,438	124,362
Freddie Mac Gold Pool 4.5% 3/1/2041	150,980	153,741
Freddie Mac Gold Pool 4.5% 3/1/2041	62,050	63,183
Freddie Mac Gold Pool 4.5% 3/1/2041	15,484	15,765
Freddie Mac Gold Pool 4.5% 3/1/2041	15,093	15,368
Freddie Mac Gold Pool 4.5% 3/1/2041	9,878	10,059
Freddie Mac Gold Pool 4.5% 3/1/2041	3,935	4,007
Freddie Mac Gold Pool 4.5% 3/1/2042	3,539	3,603
Freddie Mac Gold Pool 4.5% 3/1/2042	2,686	2,735
Freddie Mac Gold Pool 4.5% 3/1/2044	11,193	11,385
Freddie Mac Gold Pool 4.5% 4/1/2041	187,172	190,595
Freddie Mac Gold Pool 4.5% 4/1/2041	21,415	21,805
Freddie Mac Gold Pool 4.5% 4/1/2041	20,893	21,276
Freddie Mac Gold Pool 4.5% 4/1/2041	5,427	5,526
Freddie Mac Gold Pool 4.5% 4/1/2041	2,492	2,537
Freddie Mac Gold Pool 4.5% 4/1/2041	1,303	1,326
Freddie Mac Gold Pool 4.5% 5/1/2035	6,339	6,442
Freddie Mac Gold Pool 4.5% 5/1/2039	48,912	49,799
Freddie Mac Gold Pool 4.5% 5/1/2040	3,052	3,106
Freddie Mac Gold Pool 4.5% 5/1/2040	2,611	2,658
Freddie Mac Gold Pool 4.5% 5/1/2041	22,367	22,773
Freddie Mac Gold Pool 4.5% 5/1/2041	14,968	15,242
Freddie Mac Gold Pool 4.5% 5/1/2041	14,601	14,867
Freddie Mac Gold Pool 4.5% 5/1/2045	121,167	122,642
Freddie Mac Gold Pool 4.5% 5/1/2047	342,055	344,616
Freddie Mac Gold Pool 4.5% 5/1/2047	251,782	253,667
Freddie Mac Gold Pool 4.5% 5/1/2047	117,800	118,682
Freddie Mac Gold Pool 4.5% 6/1/2038	7,704	7,828
Freddie Mac Gold Pool 4.5% 6/1/2039	4,633	4,716
Freddie Mac Gold Pool 4.5% 6/1/2040	5,673	5,775
Freddie Mac Gold Pool 4.5% 6/1/2040	1,219	1,241
Freddie Mac Gold Pool 4.5% 6/1/2041	20,568	20,937
Freddie Mac Gold Pool 4.5% 6/1/2041	17,659	17,981
Freddie Mac Gold Pool 4.5% 6/1/2041	17,249	17,564
Freddie Mac Gold Pool 4.5% 6/1/2041	14,529	14,791
Freddie Mac Gold Pool 4.5% 6/1/2041	8,947	9,111
Freddie Mac Gold Pool 4.5% 6/1/2041	6,844	6,967
Freddie Mac Gold Pool 4.5% 6/1/2041	2,875	2,927
Freddie Mac Gold Pool 4.5% 6/1/2041	1,124	1,145
Freddie Mac Gold Pool 4.5% 6/1/2047	490,749	494,270
Freddie Mac Gold Pool 4.5% 6/1/2047	134,214	135,261
Freddie Mac Gold Pool 4.5% 7/1/2040	28,331	28,841
Freddie Mac Gold Pool 4.5% 7/1/2040	12,565	12,794
Freddie Mac Gold Pool 4.5% 7/1/2040	10,903	11,101
Freddie Mac Gold Pool 4.5% 7/1/2040	2,097	2,135
Freddie Mac Gold Pool 4.5% 7/1/2041	10,577	10,771
Freddie Mac Gold Pool 4.5% 7/1/2044	5,973	6,075
Freddie Mac Gold Pool 4.5% 7/1/2047	244,081	246,671
Freddie Mac Gold Pool 4.5% 7/1/2047	207,951	209,443
Freddie Mac Gold Pool 4.5% 7/1/2047	107,687	108,527
Freddie Mac Gold Pool 4.5% 8/1/2033	2,898	2,939
Freddie Mac Gold Pool 4.5% 8/1/2035	1,051	1,067
Freddie Mac Gold Pool 4.5% 8/1/2035	404	411
Freddie Mac Gold Pool 4.5% 8/1/2039	1,233	1,255
Freddie Mac Gold Pool 4.5% 8/1/2040	9,704	9,881
Freddie Mac Gold Pool 4.5% 8/1/2040	7,976	8,122
Freddie Mac Gold Pool 4.5% 8/1/2040	2,569	2,616
Freddie Mac Gold Pool 4.5% 8/1/2040	1,561	1,589
Freddie Mac Gold Pool 4.5% 8/1/2041	64,773	65,956
Freddie Mac Gold Pool 4.5% 8/1/2041	13,868	14,121
Freddie Mac Gold Pool 4.5% 8/1/2041	10,107	10,291
Freddie Mac Gold Pool 4.5% 8/1/2041	7,512	7,648
Freddie Mac Gold Pool 4.5% 8/1/2041	2,461	2,506
Freddie Mac Gold Pool 4.5% 8/1/2041	884	900
Freddie Mac Gold Pool 4.5% 9/1/2039	36,379	37,016
Freddie Mac Gold Pool 4.5% 9/1/2039	1,349	1,373
Freddie Mac Gold Pool 4.5% 9/1/2039	478	487
Freddie Mac Gold Pool 4.5% 9/1/2040	17,931	18,257
Freddie Mac Gold Pool 4.5% 9/1/2041	165,850	168,853
Freddie Mac Gold Pool 4.5% 9/1/2041	89,115	90,741
Freddie Mac Gold Pool 4.5% 9/1/2041	71,598	72,908
Freddie Mac Gold Pool 4.5% 9/1/2041	16,148	16,442
Freddie Mac Gold Pool 4.5% 9/1/2041	3,178	3,236
Freddie Mac Gold Pool 5% 1/1/2035	66,812	68,650
Freddie Mac Gold Pool 5% 1/1/2037	3,023	3,116
Freddie Mac Gold Pool 5% 1/1/2040	30,016	31,078
Freddie Mac Gold Pool 5% 1/1/2041	3,626	3,761
Freddie Mac Gold Pool 5% 1/1/2053	1,087,643	1,106,403
Freddie Mac Gold Pool 5% 10/1/2033	7,871	8,088
Freddie Mac Gold Pool 5% 10/1/2033	5,729	5,881
Freddie Mac Gold Pool 5% 10/1/2033	586	602
Freddie Mac Gold Pool 5% 10/1/2033	341	350
Freddie Mac Gold Pool 5% 10/1/2052	2,132,387	2,172,833
Freddie Mac Gold Pool 5% 11/1/2034	74	75
Freddie Mac Gold Pool 5% 11/1/2035	4,692	4,838
Freddie Mac Gold Pool 5% 11/1/2037	883	912
Freddie Mac Gold Pool 5% 11/1/2040	6,056	6,269
Freddie Mac Gold Pool 5% 11/1/2052	545,090	555,088
Freddie Mac Gold Pool 5% 11/1/2052	515,740	526,812
Freddie Mac Gold Pool 5% 12/1/2033	7,247	7,452
Freddie Mac Gold Pool 5% 12/1/2033	3,252	3,342
Freddie Mac Gold Pool 5% 12/1/2033	1,320	1,354
Freddie Mac Gold Pool 5% 12/1/2034	2,494	2,570
Freddie Mac Gold Pool 5% 12/1/2034	2,057	2,120
Freddie Mac Gold Pool 5% 12/1/2035	12,518	12,914
Freddie Mac Gold Pool 5% 12/1/2052 (f)	1,206,743	1,228,877
Freddie Mac Gold Pool 5% 12/1/2052	318,481	324,123
Freddie Mac Gold Pool 5% 12/1/2052	285,335	290,568
Freddie Mac Gold Pool 5% 12/1/2052	260,169	264,779
Freddie Mac Gold Pool 5% 2/1/2035	8,574	8,787
Freddie Mac Gold Pool 5% 2/1/2040	8,140	8,439
Freddie Mac Gold Pool 5% 2/1/2041	12,135	12,590
Freddie Mac Gold Pool 5% 2/1/2041	8,098	8,404
Freddie Mac Gold Pool 5% 3/1/2041	16,560	17,168
Freddie Mac Gold Pool 5% 3/1/2041	11,614	12,051
Freddie Mac Gold Pool 5% 3/1/2041	2,005	2,028
Freddie Mac Gold Pool 5% 4/1/2034	2,643	2,720
Freddie Mac Gold Pool 5% 4/1/2035	18,839	19,366
Freddie Mac Gold Pool 5% 4/1/2035	6,936	7,149
Freddie Mac Gold Pool 5% 4/1/2035	4,851	4,998
Freddie Mac Gold Pool 5% 4/1/2036	40,662	41,919
Freddie Mac Gold Pool 5% 4/1/2040	44,648	46,275
Freddie Mac Gold Pool 5% 4/1/2041	3,637	3,774
Freddie Mac Gold Pool 5% 4/1/2041	819	850
Freddie Mac Gold Pool 5% 5/1/2034	3,177	3,265
Freddie Mac Gold Pool 5% 5/1/2034	1,567	1,614
Freddie Mac Gold Pool 5% 5/1/2034	1,549	1,592
Freddie Mac Gold Pool 5% 5/1/2034	390	399
Freddie Mac Gold Pool 5% 5/1/2035	17,852	18,392
Freddie Mac Gold Pool 5% 5/1/2035	505	517
Freddie Mac Gold Pool 5% 5/1/2040	8,127	8,413
Freddie Mac Gold Pool 5% 5/1/2041	14,639	15,191
Freddie Mac Gold Pool 5% 6/1/2035	3,335	3,432
Freddie Mac Gold Pool 5% 6/1/2035	1,479	1,524
Freddie Mac Gold Pool 5% 6/1/2038	1,778	1,840
Freddie Mac Gold Pool 5% 6/1/2038	1,674	1,733
Freddie Mac Gold Pool 5% 6/1/2040	27,273	28,252
Freddie Mac Gold Pool 5% 6/1/2040	22,637	23,454
Freddie Mac Gold Pool 5% 6/1/2041	666,368	690,917
Freddie Mac Gold Pool 5% 6/1/2041	14,745	15,304
Freddie Mac Gold Pool 5% 6/1/2052	241,348	246,680
Freddie Mac Gold Pool 5% 7/1/2034	179	184
Freddie Mac Gold Pool 5% 7/1/2035	116,071	119,479
Freddie Mac Gold Pool 5% 7/1/2035	15,813	16,302
Freddie Mac Gold Pool 5% 7/1/2035	2,462	2,538
Freddie Mac Gold Pool 5% 7/1/2035	2,050	2,114
Freddie Mac Gold Pool 5% 7/1/2035	753	777
Freddie Mac Gold Pool 5% 7/1/2035	732	754
Freddie Mac Gold Pool 5% 7/1/2035	694	716
Freddie Mac Gold Pool 5% 7/1/2035	403	415
Freddie Mac Gold Pool 5% 7/1/2035	227	234
Freddie Mac Gold Pool 5% 7/1/2040	5,949	6,156
Freddie Mac Gold Pool 5% 7/1/2040	1,311	1,359
Freddie Mac Gold Pool 5% 7/1/2041	13,054	13,546
Freddie Mac Gold Pool 5% 7/1/2041	12,099	12,517
Freddie Mac Gold Pool 5% 7/1/2041	10,687	11,091
Freddie Mac Gold Pool 5% 7/1/2041	7,574	7,853
Freddie Mac Gold Pool 5% 7/1/2041	7,418	7,694
Freddie Mac Gold Pool 5% 7/1/2041	5,082	5,204
Freddie Mac Gold Pool 5% 7/1/2041	4,370	4,502
Freddie Mac Gold Pool 5% 8/1/2033	2,195	2,256
Freddie Mac Gold Pool 5% 8/1/2033	715	734
Freddie Mac Gold Pool 5% 8/1/2034	28,291	29,095
Freddie Mac Gold Pool 5% 8/1/2035	2,071	2,131
Freddie Mac Gold Pool 5% 8/1/2035	722	745
Freddie Mac Gold Pool 5% 8/1/2035	462	474
Freddie Mac Gold Pool 5% 8/1/2036	906	935
Freddie Mac Gold Pool 5% 8/1/2040	22,417	23,197
Freddie Mac Gold Pool 5% 8/1/2040	1,952	2,019
Freddie Mac Gold Pool 5% 8/1/2052	5,625,488	5,725,226
Freddie Mac Gold Pool 5% 9/1/2033	6,527	6,701
Freddie Mac Gold Pool 5% 9/1/2035	11,425	11,782
Freddie Mac Gold Pool 5% 9/1/2035	928	955
Freddie Mac Gold Pool 5% 9/1/2035	101	105
Freddie Mac Gold Pool 5.5% 1/1/2055	3,579,787	3,694,236
Freddie Mac Gold Pool 5.5% 1/1/2056	9,157,094	9,456,292
Freddie Mac Gold Pool 5.5% 1/1/2056	4,299,998	4,430,754
Freddie Mac Gold Pool 5.5% 10/1/2054	3,564,532	3,679,607
Freddie Mac Gold Pool 5.5% 11/1/2054	3,288,815	3,404,238
Freddie Mac Gold Pool 5.5% 2/1/2054	205,272	209,541
Freddie Mac Gold Pool 5.5% 5/1/2053 (e)	4,037,169	4,164,032
Freddie Mac Gold Pool 5.5% 5/1/2055	688,614	702,775
Freddie Mac Gold Pool 5.5% 6/1/2055	885,989	903,586
Freddie Mac Gold Pool 5.5% 8/1/2055	1,884,039	1,947,806
Freddie Mac Gold Pool 5.5% 9/1/2053	10,632,607	10,985,998
Freddie Mac Gold Pool 5.5% 9/1/2054	2,808,001	2,901,285
Freddie Mac Gold Pool 6% 1/1/2029	1,221	1,253
Freddie Mac Gold Pool 6% 1/1/2029	142	146
Freddie Mac Gold Pool 6% 1/1/2029	55	57
Freddie Mac Gold Pool 6% 1/1/2029	38	39
Freddie Mac Gold Pool 6% 1/1/2032	1,611	1,675
Freddie Mac Gold Pool 6% 1/1/2032	992	1,031
Freddie Mac Gold Pool 6% 10/1/2032	790	824
Freddie Mac Gold Pool 6% 10/1/2054	1,421,862	1,488,364
Freddie Mac Gold Pool 6% 11/1/2029	95	97
Freddie Mac Gold Pool 6% 11/1/2031	1,063	1,106
Freddie Mac Gold Pool 6% 11/1/2032	8,885	9,250
Freddie Mac Gold Pool 6% 11/1/2053	300,443	312,335
Freddie Mac Gold Pool 6% 12/1/2032	422	440
Freddie Mac Gold Pool 6% 12/1/2037	23,585	25,135
Freddie Mac Gold Pool 6% 12/1/2037	6,483	6,890
Freddie Mac Gold Pool 6% 12/1/2052	327,808	342,628
Freddie Mac Gold Pool 6% 2/1/2029	173	178
Freddie Mac Gold Pool 6% 2/1/2029	97	99
Freddie Mac Gold Pool 6% 2/1/2029	81	83
Freddie Mac Gold Pool 6% 2/1/2029	52	53
Freddie Mac Gold Pool 6% 2/1/2029	36	36
Freddie Mac Gold Pool 6% 2/1/2055	5,307,189	5,571,996
Freddie Mac Gold Pool 6% 2/1/2055	2,458,834	2,574,604
Freddie Mac Gold Pool 6% 2/1/2055	992,436	1,038,853
Freddie Mac Gold Pool 6% 3/1/2029	156	160
Freddie Mac Gold Pool 6% 3/1/2029	82	85
Freddie Mac Gold Pool 6% 3/1/2029	67	69
Freddie Mac Gold Pool 6% 3/1/2029	67	69
Freddie Mac Gold Pool 6% 4/1/2028	16	16
Freddie Mac Gold Pool 6% 4/1/2029	74	76
Freddie Mac Gold Pool 6% 4/1/2029	22	23
Freddie Mac Gold Pool 6% 4/1/2029	14	14
Freddie Mac Gold Pool 6% 4/1/2029	1	1
Freddie Mac Gold Pool 6% 4/1/2031	823	852
Freddie Mac Gold Pool 6% 4/1/2033	2,795	2,914
Freddie Mac Gold Pool 6% 4/1/2054	168,735	175,835
Freddie Mac Gold Pool 6% 5/1/2029	66	67
Freddie Mac Gold Pool 6% 5/1/2033	19,423	20,128
Freddie Mac Gold Pool 6% 5/1/2054	8,888,435	9,309,710
Freddie Mac Gold Pool 6% 5/1/2055	1,414,708	1,476,455
Freddie Mac Gold Pool 6% 6/1/2029	800	821
Freddie Mac Gold Pool 6% 6/1/2029	154	158
Freddie Mac Gold Pool 6% 6/1/2029	57	59
Freddie Mac Gold Pool 6% 6/1/2031	285	296
Freddie Mac Gold Pool 6% 7/1/2028	29	30
Freddie Mac Gold Pool 6% 7/1/2029	256	263
Freddie Mac Gold Pool 6% 7/1/2029	149	153
Freddie Mac Gold Pool 6% 7/1/2029	140	143
Freddie Mac Gold Pool 6% 7/1/2029	128	132
Freddie Mac Gold Pool 6% 7/1/2029	128	131
Freddie Mac Gold Pool 6% 7/1/2029	119	122
Freddie Mac Gold Pool 6% 7/1/2029	85	87
Freddie Mac Gold Pool 6% 7/1/2029	64	66
Freddie Mac Gold Pool 6% 7/1/2029	31	31
Freddie Mac Gold Pool 6% 7/1/2029	23	24
Freddie Mac Gold Pool 6% 7/1/2032	2,123	2,203
Freddie Mac Gold Pool 6% 7/1/2033	2,745	2,872
Freddie Mac Gold Pool 6% 7/1/2037	2,133	2,267
Freddie Mac Gold Pool 6% 7/1/2039	5,497,436	5,694,292
Freddie Mac Gold Pool 6% 8/1/2029	102	104
Freddie Mac Gold Pool 6% 8/1/2037	21,184	22,457
Freddie Mac Gold Pool 6% 8/1/2055	3,566,611	3,733,703
Freddie Mac Gold Pool 6% 9/1/2033	16,285	17,013
Freddie Mac Gold Pool 6% 9/1/2054	13,417,354	14,002,967
Freddie Mac Gold Pool 6% 9/1/2054	13,315,305	13,942,234
Freddie Mac Gold Pool 6% 9/1/2054	4,483,350	4,695,842
Freddie Mac Gold Pool 6.5% 1/1/2032	6,581	6,882
Freddie Mac Gold Pool 6.5% 1/1/2054	1,363,409	1,442,528
Freddie Mac Gold Pool 6.5% 1/1/2054	795,650	840,591
Freddie Mac Gold Pool 6.5% 10/1/2032	6,195	6,511
Freddie Mac Gold Pool 6.5% 11/1/2054	2,193,612	2,321,765
Freddie Mac Gold Pool 6.5% 12/1/2052	314,024	328,739
Freddie Mac Gold Pool 6.5% 12/1/2053	305,570	323,517
Freddie Mac Gold Pool 6.5% 2/1/2037	997	1,036
Freddie Mac Gold Pool 6.5% 3/1/2032	39	41
Freddie Mac Gold Pool 6.5% 3/1/2036	56,289	59,068
Freddie Mac Gold Pool 6.5% 3/1/2037	1,058	1,138
Freddie Mac Gold Pool 6.5% 4/1/2032	606	635
Freddie Mac Gold Pool 6.5% 4/1/2054	225,108	237,823
Freddie Mac Gold Pool 6.5% 5/1/2055	9,905,793	10,480,630
Freddie Mac Gold Pool 6.5% 6/1/2054	3,138,688	3,322,053
Freddie Mac Gold Pool 6.5% 6/1/2054	621,328	659,957
Freddie Mac Gold Pool 6.5% 7/1/2032	160	168
Freddie Mac Gold Pool 6.5% 8/1/2032	2,328	2,442
Freddie Mac Gold Pool 6.5% 8/1/2032	1,611	1,692
Freddie Mac Gold Pool 6.5% 8/1/2032	1,551	1,629
Freddie Mac Gold Pool 6.5% 9/1/2039	82,217	88,458
Freddie Mac Gold Pool 6.5% 9/1/2053	138,211	146,285
Freddie Mac Gold Pool 6.5% 9/1/2054	8,575,965	9,125,221
Freddie Mac Gold Pool 6.5% 9/1/2054	744,432	790,714
Freddie Mac Gold Pool 7% 1/1/2036	3,262	3,457
Freddie Mac Gold Pool 7% 1/1/2054	951,967	1,012,002
Freddie Mac Gold Pool 7% 1/1/2054	926,240	987,041
Freddie Mac Gold Pool 7% 11/1/2026	172	173
Freddie Mac Gold Pool 7% 11/1/2034	5,434	5,749
Freddie Mac Gold Pool 7% 11/1/2034	4,816	5,133
Freddie Mac Gold Pool 7% 12/1/2026	109	109
Freddie Mac Gold Pool 7% 12/1/2053	107,648	113,673
Freddie Mac Gold Pool 7% 2/1/2054	492,962	523,896
Freddie Mac Gold Pool 7% 3/1/2054	21,685	23,165
Freddie Mac Gold Pool 7% 4/1/2032	1,934	2,033
Freddie Mac Gold Pool 7% 6/1/2054	881,742	941,068
Freddie Mac Gold Pool 7% 6/1/2054	868,169	923,529
Freddie Mac Gold Pool 7% 7/1/2029	7,643	8,024
Freddie Mac Gold Pool 7% 8/1/2026	159	159
Freddie Mac Gold Pool 7% 8/1/2054	387,784	414,117
Freddie Mac Gold Pool 7% 9/1/2026	338	339
Freddie Mac Gold Pool 7% 9/1/2035	13,602	14,429
Freddie Mac Gold Pool 7% 9/1/2054	498,910	530,373
Freddie Mac Gold Pool 7.5% 1/1/2027	8	8
Freddie Mac Gold Pool 7.5% 11/1/2030	86	91
Freddie Mac Gold Pool 7.5% 11/1/2030	14	14
Freddie Mac Gold Pool 7.5% 11/1/2031	283	302
Freddie Mac Gold Pool 7.5% 5/1/2031	135	142
Freddie Mac Gold Pool 7.5% 8/1/2030	243	255
Freddie Mac Gold Pool 8% 11/1/2031	559	588
Freddie Mac Gold Pool 8% 2/1/2030	25	26
Freddie Mac Gold Pool 8% 4/1/2030	10	11
Freddie Mac Gold Pool 8% 4/1/2032	74	78
Freddie Mac Gold Pool 8% 7/1/2030	231	244
Freddie Mac Gold Pool 8% 8/1/2030	515	537
Freddie Mac Gold Pool 8% 8/1/2030	30	32
Freddie Mac Gold Pool 8% 8/1/2030	15	16
Freddie Mac Gold Pool 8% 9/1/2030	25	27
Freddie Mac Gold Pool 8.5% 1/1/2028	4	4
Freddie Mac Gold Pool 8.5% 11/1/2026	4	4
Freddie Mac Gold Pool 8.5% 12/1/2027	7	7
Freddie Mac Gold Pool 8.5% 5/1/2027	6	6
Freddie Mac Gold Pool 8.5% 5/1/2027	1	1
Freddie Mac Gold Pool 8.5% 8/1/2026	6	6
Freddie Mac Gold Pool 8.5% 8/1/2027	176	179
Freddie Mac Gold Pool 8.5% 8/1/2027	140	142
Freddie Mac Gold Pool 8.5% 8/1/2027	4	4
Freddie Mac Gold Pool 8.5% 9/1/2029	32	33
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	1,256,695	1,313,508
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	1,548,882	1,619,389
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	2,000,358	2,119,721
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,765,569	1,875,336
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	574,662	613,263
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 5.616% 1/1/2036 (b)(c)	14,037	14,356
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.884% 3/1/2036 (b)(c)	12,167	12,476
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 5.85% 3/1/2036 (b)(c)	9,223	9,520
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.915% 7/1/2036 (b)(c)	59,819	61,768
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.202% 12/1/2040 (b)(c)	87,284	91,410
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.406% 7/1/2041 (b)(c)	16,107	16,888
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.436% 9/1/2041 (b)(c)	155,692	163,425
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 6.864% 4/1/2036 (b)(c)	6,443	6,701
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.38% 10/1/2041 (b)(c)	179,941	188,966
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (b)(c)	17,614	18,497
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (b)(c)	3,215	3,376
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (b)(c)	3,535	3,712
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.672% 6/1/2041 (b)(c)	44,591	46,828
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.778% 5/1/2041 (b)(c)	31,179	32,743
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.863% 5/1/2041 (b)(c)	40,717	42,759
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.939%, 6.607% 10/1/2042 (b)(c)	79,550	83,533
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 7.01% 4/1/2038 (b)(c)	5,272	5,536
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (b)(c)	175	179
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (b)(c)	31,733	33,103
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.095% 6/1/2033 (b)(c)	66,220	67,857
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.23%, 6.48% 4/1/2034 (b)(c)	21,994	22,658
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2597%, 6.321% 6/1/2033 (b)(c)	12,528	12,861
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.328% 3/1/2035 (b)(c)	26,021	26,853
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.548%, 6.548% 7/1/2035 (b)(c)	40,972	42,474
Freddie Mac Non Gold Pool 4% 9/1/2040	5,841	5,831
Freddie Mac Non Gold Pool 4.5% 9/1/2040	1,033	1,051
Freddie Mac Non Gold Pool 5.5% 4/1/2055	3,734,346	3,857,237
Freddie Mac Non Gold Pool 5.5% 7/1/2053	903,129	932,356
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 5.375% 8/1/2037 (b)(c)	4,969	5,044
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.915% 7/1/2035 (b)(c)	10,467	10,750
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.178% 10/1/2036 (b)(c)	42,114	43,257
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.29% 1/1/2037 (b)(c)	14,658	15,091
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.994%, 6.307% 10/1/2035 (b)(c)	51,258	52,860
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.01%, 6.51% 5/1/2037 (b)(c)	10,364	10,779
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.26% 6/1/2037 (b)(c)	21,324	22,176
Freddie Mac Non Gold Pool 6% 11/1/2054	1,058,683	1,106,214
Freddie Mac Non Gold Pool 6% 6/1/2053	515,666	538,495
Freddie Mac Non Gold Pool 6% 6/1/2053	467,758	487,735
Freddie Mac Non Gold Pool 6% 6/1/2054 (e)	5,546,845	5,792,409
Freddie Mac Non Gold Pool 6% 7/1/2053	343,476	358,681
Freddie Mac Non Gold Pool 6% 9/1/2053	502,423	522,310
Freddie Mac Non Gold Pool 6.5% 1/1/2055	1,065,576	1,134,155
Freddie Mac Non Gold Pool 6.5% 1/1/2055	1,051,129	1,110,812
Freddie Mac Non Gold Pool 6.5% 11/1/2054	444,939	473,575
Freddie Mac Non Gold Pool 6.5% 2/1/2055	1,188,304	1,265,153
Ginnie Mae I Pool 2.5% 1/20/2052	720,155	633,668
Ginnie Mae I Pool 2.5% 12/20/2051	1,114,496	980,650
Ginnie Mae I Pool 2.5% 12/20/2051	762,527	670,236
Ginnie Mae I Pool 2.5% 12/20/2051	592,095	520,987
Ginnie Mae I Pool 2.5% 8/20/2051	646,071	567,875
Ginnie Mae I Pool 2.5% 9/20/2051	572,528	503,233
Ginnie Mae I Pool 3% 12/15/2042	139,717	130,594
Ginnie Mae I Pool 3% 12/20/2042	174,188	162,962
Ginnie Mae I Pool 3% 2/15/2045	85,019	78,762
Ginnie Mae I Pool 3% 2/15/2045	75,879	70,448
Ginnie Mae I Pool 3% 2/20/2050	560,051	514,318
Ginnie Mae I Pool 3% 3/15/2045	140,008	129,743
Ginnie Mae I Pool 3% 3/20/2043	113,425	106,157
Ginnie Mae I Pool 3% 3/20/2043	47,202	44,207
Ginnie Mae I Pool 3% 4/15/2043	22,135	20,629
Ginnie Mae I Pool 3% 4/15/2043	17,885	16,728
Ginnie Mae I Pool 3% 4/15/2043	6,420	6,005
Ginnie Mae I Pool 3% 4/15/2043	6,240	5,900
Ginnie Mae I Pool 3% 4/15/2045	46,933	43,438
Ginnie Mae I Pool 3% 5/15/2042	20,899	19,605
Ginnie Mae I Pool 3% 5/15/2043	26,612	24,628
Ginnie Mae I Pool 3% 5/15/2043	20,681	19,318
Ginnie Mae I Pool 3% 5/15/2043	16,652	15,524
Ginnie Mae I Pool 3% 5/15/2043	13,583	12,717
Ginnie Mae I Pool 3% 5/15/2043	7,834	7,297
Ginnie Mae I Pool 3% 5/15/2045	1,814	1,677
Ginnie Mae I Pool 3% 6/15/2043	21,527	20,043
Ginnie Mae I Pool 3% 6/15/2043	17,444	16,342
Ginnie Mae I Pool 3% 6/15/2043	10,283	9,699
Ginnie Mae I Pool 3% 8/15/2043	6,173	5,764
Ginnie Mae I Pool 3% 8/15/2043	5,281	4,933
Ginnie Mae I Pool 3.5% 1/15/2041	7,672	7,361
Ginnie Mae I Pool 3.5% 1/15/2042	72,394	69,036
Ginnie Mae I Pool 3.5% 1/15/2042	61,058	58,330
Ginnie Mae I Pool 3.5% 1/15/2042	3,462	3,314
Ginnie Mae I Pool 3.5% 1/15/2042	1,399	1,338
Ginnie Mae I Pool 3.5% 1/15/2043	70,021	66,847
Ginnie Mae I Pool 3.5% 1/15/2043	4,829	4,615
Ginnie Mae I Pool 3.5% 10/15/2041	7,232	6,918
Ginnie Mae I Pool 3.5% 10/20/2052	1,560,884	1,479,581
Ginnie Mae I Pool 3.5% 11/15/2040	9,626	9,233
Ginnie Mae I Pool 3.5% 11/15/2042	155,342	148,334
Ginnie Mae I Pool 3.5% 12/15/2040	3,840	3,686
Ginnie Mae I Pool 3.5% 12/15/2041	60,492	57,802
Ginnie Mae I Pool 3.5% 12/15/2041	56,178	53,632
Ginnie Mae I Pool 3.5% 12/15/2041	39,413	37,772
Ginnie Mae I Pool 3.5% 12/15/2041	12,255	11,761
Ginnie Mae I Pool 3.5% 12/20/2049	69,335	66,390
Ginnie Mae I Pool 3.5% 12/20/2049	31,676	30,271
Ginnie Mae I Pool 3.5% 12/20/2049	24,654	23,638
Ginnie Mae I Pool 3.5% 12/20/2049	7,369	7,051
Ginnie Mae I Pool 3.5% 2/15/2042	66,177	63,320
Ginnie Mae I Pool 3.5% 2/15/2042	63,112	60,225
Ginnie Mae I Pool 3.5% 2/15/2042	56,673	54,056
Ginnie Mae I Pool 3.5% 2/15/2042	22,813	21,833
Ginnie Mae I Pool 3.5% 2/15/2042	4,741	4,535
Ginnie Mae I Pool 3.5% 2/15/2043	305,150	291,909
Ginnie Mae I Pool 3.5% 2/15/2043	15,546	14,855
Ginnie Mae I Pool 3.5% 2/15/2044	46,767	44,391
Ginnie Mae I Pool 3.5% 2/20/2043	92,042	88,025
Ginnie Mae I Pool 3.5% 3/15/2042	16,165	15,522
Ginnie Mae I Pool 3.5% 3/15/2042	12,791	12,256
Ginnie Mae I Pool 3.5% 3/15/2042	7,177	6,865
Ginnie Mae I Pool 3.5% 3/15/2043	4,933	4,708
Ginnie Mae I Pool 3.5% 3/20/2043	39,257	37,544
Ginnie Mae I Pool 3.5% 4/15/2043	261,493	250,204
Ginnie Mae I Pool 3.5% 4/15/2043	49,678	47,282
Ginnie Mae I Pool 3.5% 5/15/2042	20,522	19,691
Ginnie Mae I Pool 3.5% 5/15/2042	18,981	18,210
Ginnie Mae I Pool 3.5% 5/15/2043	20,474	19,596
Ginnie Mae I Pool 3.5% 5/15/2043	16,510	15,731
Ginnie Mae I Pool 3.5% 5/15/2043	13,222	12,669
Ginnie Mae I Pool 3.5% 5/15/2043	8,866	8,472
Ginnie Mae I Pool 3.5% 5/20/2046	55,368	53,051
Ginnie Mae I Pool 3.5% 5/20/2046	32,166	30,820
Ginnie Mae I Pool 3.5% 5/20/2046	29,884	28,634
Ginnie Mae I Pool 3.5% 5/20/2046	24,610	23,580
Ginnie Mae I Pool 3.5% 5/20/2046	23,682	22,691
Ginnie Mae I Pool 3.5% 5/20/2046	14,835	14,185
Ginnie Mae I Pool 3.5% 6/15/2042	4,713	4,501
Ginnie Mae I Pool 3.5% 6/15/2042	3,491	3,334
Ginnie Mae I Pool 3.5% 6/15/2043	35,181	33,498
Ginnie Mae I Pool 3.5% 6/15/2043	20,384	19,385
Ginnie Mae I Pool 3.5% 6/15/2043	17,625	16,833
Ginnie Mae I Pool 3.5% 6/15/2043	11,816	11,261
Ginnie Mae I Pool 3.5% 6/15/2043	10,364	9,963
Ginnie Mae I Pool 3.5% 6/15/2043	7,287	6,974
Ginnie Mae I Pool 3.5% 6/15/2043	3,572	3,404
Ginnie Mae I Pool 3.5% 6/20/2046	97,269	93,198
Ginnie Mae I Pool 3.5% 6/20/2046	35,144	33,673
Ginnie Mae I Pool 3.5% 6/20/2046	35,130	33,660
Ginnie Mae I Pool 3.5% 6/20/2046	32,301	30,949
Ginnie Mae I Pool 3.5% 6/20/2046	31,063	29,763
Ginnie Mae I Pool 3.5% 6/20/2046	18,819	18,032
Ginnie Mae I Pool 3.5% 6/20/2046	15,643	15,003
Ginnie Mae I Pool 3.5% 7/15/2042	44,150	42,177
Ginnie Mae I Pool 3.5% 7/15/2042	15,198	14,519
Ginnie Mae I Pool 3.5% 7/15/2042	5,017	4,791
Ginnie Mae I Pool 3.5% 7/15/2043	10,839	10,330
Ginnie Mae I Pool 3.5% 7/20/2043	82,284	78,367
Ginnie Mae I Pool 3.5% 7/20/2046	887,521	851,207
Ginnie Mae I Pool 3.5% 7/20/2052	8,458,124	8,022,845
Ginnie Mae I Pool 3.5% 8/15/2042	5,178	4,944
Ginnie Mae I Pool 3.5% 8/15/2043	14,184	13,506
Ginnie Mae I Pool 3.5% 8/15/2043	2,741	2,608
Ginnie Mae I Pool 3.5% 8/20/2052	4,996,021	4,735,790
Ginnie Mae I Pool 3.5% 9/15/2041	2,339	2,243
Ginnie Mae I Pool 3.5% 9/15/2042	14,260	13,596
Ginnie Mae I Pool 3.5% 9/15/2042	8,461	8,128
Ginnie Mae I Pool 3.5% 9/15/2042	5,956	5,683
Ginnie Mae I Pool 3.5% 9/15/2042	4,842	4,617
Ginnie Mae I Pool 3.5% 9/15/2042	2,843	2,713
Ginnie Mae I Pool 3.5% 9/15/2043	6,808	6,487
Ginnie Mae I Pool 3.5% 9/20/2052	2,794,299	2,648,749
Ginnie Mae I Pool 4% 1/15/2040	18,667	18,413
Ginnie Mae I Pool 4% 1/15/2040	18,138	17,862
Ginnie Mae I Pool 4% 1/15/2041	55,773	54,876
Ginnie Mae I Pool 4% 1/15/2041	10,144	9,979
Ginnie Mae I Pool 4% 1/15/2041	5,244	5,160
Ginnie Mae I Pool 4% 1/15/2041	4,342	4,271
Ginnie Mae I Pool 4% 1/15/2042	5,735	5,634
Ginnie Mae I Pool 4% 1/15/2043	26,664	26,163
Ginnie Mae I Pool 4% 1/15/2047	40,028	39,067
Ginnie Mae I Pool 4% 1/15/2047	38,525	37,600
Ginnie Mae I Pool 4% 1/15/2047	29,636	28,924
Ginnie Mae I Pool 4% 1/15/2047	14,124	13,785
Ginnie Mae I Pool 4% 10/15/2039	21,814	21,515
Ginnie Mae I Pool 4% 10/15/2040	64,901	63,877
Ginnie Mae I Pool 4% 10/15/2040	56,417	55,550
Ginnie Mae I Pool 4% 10/15/2040	52,872	52,043
Ginnie Mae I Pool 4% 10/15/2040	7,856	7,735
Ginnie Mae I Pool 4% 10/15/2040	5,471	5,387
Ginnie Mae I Pool 4% 10/15/2040	4,359	4,295
Ginnie Mae I Pool 4% 10/15/2040	3,487	3,435
Ginnie Mae I Pool 4% 10/15/2041	121,499	119,383
Ginnie Mae I Pool 4% 10/15/2041	56,711	55,771
Ginnie Mae I Pool 4% 10/15/2041	42,071	41,391
Ginnie Mae I Pool 4% 10/15/2041	30,964	30,457
Ginnie Mae I Pool 4% 10/15/2041	23,438	23,078
Ginnie Mae I Pool 4% 10/15/2041	21,815	21,441
Ginnie Mae I Pool 4% 10/15/2041	18,625	18,284
Ginnie Mae I Pool 4% 10/15/2041	13,405	13,194
Ginnie Mae I Pool 4% 10/15/2041	12,397	12,186
Ginnie Mae I Pool 4% 10/15/2041	11,468	11,281
Ginnie Mae I Pool 4% 10/15/2041	9,646	9,490
Ginnie Mae I Pool 4% 10/15/2041	7,033	6,908
Ginnie Mae I Pool 4% 10/15/2041	2,930	2,877
Ginnie Mae I Pool 4% 10/20/2042	205,010	201,101
Ginnie Mae I Pool 4% 11/15/2039	16,236	16,022
Ginnie Mae I Pool 4% 11/15/2040	16,119	15,859
Ginnie Mae I Pool 4% 11/15/2040	8,831	8,718
Ginnie Mae I Pool 4% 11/15/2040	4,820	4,749
Ginnie Mae I Pool 4% 11/15/2040	3,980	3,923
Ginnie Mae I Pool 4% 11/15/2040	3,010	2,970
Ginnie Mae I Pool 4% 11/15/2041	105,497	103,726
Ginnie Mae I Pool 4% 11/15/2041	29,913	29,377
Ginnie Mae I Pool 4% 11/15/2041	8,940	8,787
Ginnie Mae I Pool 4% 11/15/2041	4,329	4,260
Ginnie Mae I Pool 4% 11/15/2041	1,584	1,559
Ginnie Mae I Pool 4% 11/15/2041	1,086	1,070
Ginnie Mae I Pool 4% 11/15/2042	8,988	8,822
Ginnie Mae I Pool 4% 12/15/2039	37,052	36,491
Ginnie Mae I Pool 4% 12/15/2039	12,780	12,590
Ginnie Mae I Pool 4% 12/15/2040	9,797	9,637
Ginnie Mae I Pool 4% 12/15/2040	7,569	7,467
Ginnie Mae I Pool 4% 12/15/2040	6,398	6,289
Ginnie Mae I Pool 4% 12/15/2040	5,403	5,317
Ginnie Mae I Pool 4% 12/15/2040	4,369	4,295
Ginnie Mae I Pool 4% 12/15/2041	45,119	44,376
Ginnie Mae I Pool 4% 12/15/2041	34,056	33,459
Ginnie Mae I Pool 4% 12/15/2041	22,249	21,865
Ginnie Mae I Pool 4% 12/15/2041	14,149	13,906
Ginnie Mae I Pool 4% 12/15/2041	7,661	7,524
Ginnie Mae I Pool 4% 12/15/2041	6,419	6,323
Ginnie Mae I Pool 4% 12/15/2041	2,610	2,566
Ginnie Mae I Pool 4% 12/15/2042	7,965	7,824
Ginnie Mae I Pool 4% 12/15/2046	9,977	9,753
Ginnie Mae I Pool 4% 2/15/2040	54,796	53,943
Ginnie Mae I Pool 4% 2/15/2040	37,279	36,733
Ginnie Mae I Pool 4% 2/15/2040	36,602	36,032
Ginnie Mae I Pool 4% 2/15/2040	13,096	12,896
Ginnie Mae I Pool 4% 2/15/2041	15,535	15,291
Ginnie Mae I Pool 4% 2/15/2041	11,250	11,056
Ginnie Mae I Pool 4% 2/15/2041	7,448	7,325
Ginnie Mae I Pool 4% 2/15/2041	6,353	6,244
Ginnie Mae I Pool 4% 2/15/2041	4,649	4,576
Ginnie Mae I Pool 4% 2/15/2042	14,865	14,606
Ginnie Mae I Pool 4% 2/15/2045	53,040	51,897
Ginnie Mae I Pool 4% 3/15/2040	239,393	235,715
Ginnie Mae I Pool 4% 3/15/2040	2,965	2,919
Ginnie Mae I Pool 4% 3/15/2041	120,414	118,540
Ginnie Mae I Pool 4% 3/15/2041	13,932	13,686
Ginnie Mae I Pool 4% 3/15/2041	8,450	8,318
Ginnie Mae I Pool 4% 3/15/2042	54,479	53,510
Ginnie Mae I Pool 4% 3/15/2042	15,931	15,656
Ginnie Mae I Pool 4% 3/15/2042	12,370	12,140
Ginnie Mae I Pool 4% 3/15/2042	7,092	6,965
Ginnie Mae I Pool 4% 4/15/2040	31,670	31,164
Ginnie Mae I Pool 4% 4/15/2040	19,492	19,211
Ginnie Mae I Pool 4% 4/15/2041	6,174	6,075
Ginnie Mae I Pool 4% 4/15/2042	17,415	17,083
Ginnie Mae I Pool 4% 4/15/2043	44,282	43,456
Ginnie Mae I Pool 4% 4/15/2043	4,059	3,988
Ginnie Mae I Pool 4% 4/15/2046	332,998	325,631
Ginnie Mae I Pool 4% 4/20/2048	46,694	45,632
Ginnie Mae I Pool 4% 4/20/2048	41,237	40,298
Ginnie Mae I Pool 4% 5/15/2040	27,499	27,060
Ginnie Mae I Pool 4% 5/15/2041	4,501	4,446
Ginnie Mae I Pool 4% 5/15/2041	1,882	1,851
Ginnie Mae I Pool 4% 5/15/2042	984	980
Ginnie Mae I Pool 4% 5/15/2043	12,438	12,183
Ginnie Mae I Pool 4% 5/15/2043	11,205	10,977
Ginnie Mae I Pool 4% 5/15/2045	49,636	48,509
Ginnie Mae I Pool 4% 5/20/2049	82,003	79,701
Ginnie Mae I Pool 4% 6/15/2041	13,006	12,791
Ginnie Mae I Pool 4% 6/15/2041	7,220	7,092
Ginnie Mae I Pool 4% 6/15/2041	5,549	5,475
Ginnie Mae I Pool 4% 6/15/2042	13,723	13,458
Ginnie Mae I Pool 4% 6/15/2042	1,970	1,933
Ginnie Mae I Pool 4% 6/15/2043	11,215	10,998
Ginnie Mae I Pool 4% 6/15/2043	4,418	4,339
Ginnie Mae I Pool 4% 6/15/2045	13,236	12,958
Ginnie Mae I Pool 4% 7/15/2039	20,586	20,283
Ginnie Mae I Pool 4% 7/15/2039	5,858	5,775
Ginnie Mae I Pool 4% 7/15/2041	25,315	24,855
Ginnie Mae I Pool 4% 7/15/2041	9,430	9,272
Ginnie Mae I Pool 4% 7/15/2041	7,746	7,629
Ginnie Mae I Pool 4% 7/15/2041	3,988	3,919
Ginnie Mae I Pool 4% 7/15/2041	3,648	3,582
Ginnie Mae I Pool 4% 7/15/2041	2,524	2,482
Ginnie Mae I Pool 4% 7/15/2045	36,149	35,320
Ginnie Mae I Pool 4% 7/15/2046	26,819	26,234
Ginnie Mae I Pool 4% 7/15/2046	24,554	24,018
Ginnie Mae I Pool 4% 8/15/2039	12,183	11,999
Ginnie Mae I Pool 4% 8/15/2039	9,070	8,929
Ginnie Mae I Pool 4% 8/15/2039	8,823	8,700
Ginnie Mae I Pool 4% 8/15/2040	4,344	4,278
Ginnie Mae I Pool 4% 8/15/2041	13,606	13,382
Ginnie Mae I Pool 4% 8/15/2041	8,889	8,752
Ginnie Mae I Pool 4% 8/15/2041	4,103	4,043
Ginnie Mae I Pool 4% 8/15/2042	44,732	43,876
Ginnie Mae I Pool 4% 8/15/2042	10,328	10,163
Ginnie Mae I Pool 4% 8/15/2042	2,885	2,840
Ginnie Mae I Pool 4% 8/15/2043	7,964	7,808
Ginnie Mae I Pool 4% 8/15/2043	6,423	6,287
Ginnie Mae I Pool 4% 8/15/2043	3,785	3,715
Ginnie Mae I Pool 4% 8/15/2043	3,723	3,645
Ginnie Mae I Pool 4% 9/15/2039	10,957	10,816
Ginnie Mae I Pool 4% 9/15/2040	4,937	4,862
Ginnie Mae I Pool 4% 9/15/2041	49,787	48,945
Ginnie Mae I Pool 4% 9/15/2041	12,205	12,004
Ginnie Mae I Pool 4% 9/15/2041	11,379	11,199
Ginnie Mae I Pool 4% 9/15/2041	5,046	4,956
Ginnie Mae I Pool 4% 9/15/2041	4,858	4,769
Ginnie Mae I Pool 4% 9/15/2041	4,588	4,511
Ginnie Mae I Pool 4% 9/15/2041	3,534	3,478
Ginnie Mae I Pool 4% 9/15/2041	1,933	1,906
Ginnie Mae I Pool 4.5% 1/15/2041	1,931	1,954
Ginnie Mae I Pool 4.5% 10/15/2039	14,770	14,954
Ginnie Mae I Pool 4.5% 10/15/2039	7,420	7,511
Ginnie Mae I Pool 4.5% 10/15/2039	4,797	4,856
Ginnie Mae I Pool 4.5% 10/15/2039	1,805	1,827
Ginnie Mae I Pool 4.5% 10/15/2040	4,323	4,376
Ginnie Mae I Pool 4.5% 11/15/2039	42,498	43,028
Ginnie Mae I Pool 4.5% 11/15/2039	24,621	24,928
Ginnie Mae I Pool 4.5% 11/15/2039	17,813	18,033
Ginnie Mae I Pool 4.5% 11/15/2039	16,156	16,355
Ginnie Mae I Pool 4.5% 11/15/2039	13,110	13,272
Ginnie Mae I Pool 4.5% 11/15/2039	10,495	10,622
Ginnie Mae I Pool 4.5% 11/15/2039	9,048	9,160
Ginnie Mae I Pool 4.5% 11/15/2039	5,935	6,008
Ginnie Mae I Pool 4.5% 11/15/2039	5,055	5,117
Ginnie Mae I Pool 4.5% 11/15/2039	4,881	4,941
Ginnie Mae I Pool 4.5% 11/15/2039	2,748	2,782
Ginnie Mae I Pool 4.5% 11/15/2039	2,033	2,058
Ginnie Mae I Pool 4.5% 11/15/2039	1,882	1,905
Ginnie Mae I Pool 4.5% 11/15/2039	1,222	1,237
Ginnie Mae I Pool 4.5% 12/15/2039	10,318	10,443
Ginnie Mae I Pool 4.5% 2/15/2040	32,527	32,930
Ginnie Mae I Pool 4.5% 2/15/2040	30,126	30,498
Ginnie Mae I Pool 4.5% 2/15/2040	20,595	20,848
Ginnie Mae I Pool 4.5% 2/15/2040	18,461	18,689
Ginnie Mae I Pool 4.5% 2/15/2040	14,685	14,864
Ginnie Mae I Pool 4.5% 2/15/2040	11,623	11,767
Ginnie Mae I Pool 4.5% 2/15/2040	10,284	10,411
Ginnie Mae I Pool 4.5% 2/15/2040	10,012	10,135
Ginnie Mae I Pool 4.5% 2/15/2040	2,845	2,880
Ginnie Mae I Pool 4.5% 2/15/2040	2,752	2,785
Ginnie Mae I Pool 4.5% 2/15/2040	2,139	2,165
Ginnie Mae I Pool 4.5% 2/15/2040	1,195	1,209
Ginnie Mae I Pool 4.5% 2/15/2040	680	689
Ginnie Mae I Pool 4.5% 2/15/2041	11,484	11,612
Ginnie Mae I Pool 4.5% 3/15/2040	70,318	71,186
Ginnie Mae I Pool 4.5% 3/15/2040	9,002	9,114
Ginnie Mae I Pool 4.5% 3/15/2040	8,253	8,355
Ginnie Mae I Pool 4.5% 3/15/2040	5,794	5,865
Ginnie Mae I Pool 4.5% 3/15/2041	165,884	167,943
Ginnie Mae I Pool 4.5% 3/15/2041	5,055	5,118
Ginnie Mae I Pool 4.5% 3/15/2041	4,259	4,312
Ginnie Mae I Pool 4.5% 3/15/2041	1,044	1,056
Ginnie Mae I Pool 4.5% 4/15/2040	31,273	31,658
Ginnie Mae I Pool 4.5% 4/15/2040	26,081	26,406
Ginnie Mae I Pool 4.5% 4/15/2040	19,869	20,116
Ginnie Mae I Pool 4.5% 4/15/2040	11,232	11,372
Ginnie Mae I Pool 4.5% 4/15/2040	4,667	4,725
Ginnie Mae I Pool 4.5% 4/15/2040	4,545	4,601
Ginnie Mae I Pool 4.5% 5/15/2039	5,606	5,674
Ginnie Mae I Pool 4.5% 5/15/2040	37,611	38,076
Ginnie Mae I Pool 4.5% 5/15/2040	4,975	5,037
Ginnie Mae I Pool 4.5% 5/15/2041	122	122
Ginnie Mae I Pool 4.5% 6/15/2039	19,427	19,663
Ginnie Mae I Pool 4.5% 6/15/2039	17,892	18,113
Ginnie Mae I Pool 4.5% 6/15/2039	5,721	5,791
Ginnie Mae I Pool 4.5% 6/15/2039	4,481	4,536
Ginnie Mae I Pool 4.5% 6/15/2039	3,843	3,891
Ginnie Mae I Pool 4.5% 6/15/2040	139,344	141,078
Ginnie Mae I Pool 4.5% 6/15/2040	80,985	81,986
Ginnie Mae I Pool 4.5% 6/15/2040	36,896	37,353
Ginnie Mae I Pool 4.5% 6/15/2040	21,022	21,281
Ginnie Mae I Pool 4.5% 6/15/2040	20,312	20,563
Ginnie Mae I Pool 4.5% 6/15/2040	17,596	17,814
Ginnie Mae I Pool 4.5% 6/15/2040	16,174	16,374
Ginnie Mae I Pool 4.5% 6/15/2040	4,016	4,065
Ginnie Mae I Pool 4.5% 6/15/2040	2,725	2,759
Ginnie Mae I Pool 4.5% 6/15/2041	257,117	260,300
Ginnie Mae I Pool 4.5% 7/15/2039	15,845	16,039
Ginnie Mae I Pool 4.5% 7/15/2039	2,262	2,290
Ginnie Mae I Pool 4.5% 7/15/2040	60,487	61,235
Ginnie Mae I Pool 4.5% 7/15/2040	54,424	55,096
Ginnie Mae I Pool 4.5% 7/15/2040	41,509	42,021
Ginnie Mae I Pool 4.5% 7/15/2040	31,559	31,948
Ginnie Mae I Pool 4.5% 7/15/2040	29,213	29,574
Ginnie Mae I Pool 4.5% 7/15/2040	26,836	27,168
Ginnie Mae I Pool 4.5% 7/15/2040	7,401	7,493
Ginnie Mae I Pool 4.5% 7/15/2040	3,455	3,498
Ginnie Mae I Pool 4.5% 7/15/2040	2,479	2,510
Ginnie Mae I Pool 4.5% 7/15/2040	814	824
Ginnie Mae I Pool 4.5% 8/15/2039	157,116	159,048
Ginnie Mae I Pool 4.5% 8/15/2039	100,291	101,524
Ginnie Mae I Pool 4.5% 8/15/2039	80,239	81,224
Ginnie Mae I Pool 4.5% 8/15/2039	32,003	32,397
Ginnie Mae I Pool 4.5% 8/15/2039	19,804	20,047
Ginnie Mae I Pool 4.5% 8/15/2039	3,064	3,101
Ginnie Mae I Pool 4.5% 8/15/2040	18,238	18,461
Ginnie Mae I Pool 4.5% 8/15/2040	10,470	10,599
Ginnie Mae I Pool 4.5% 8/15/2040	7,198	7,287
Ginnie Mae I Pool 4.5% 8/15/2040	3,204	3,243
Ginnie Mae I Pool 4.5% 8/15/2040	2,907	2,943
Ginnie Mae I Pool 4.5% 8/15/2040	2,183	2,210
Ginnie Mae I Pool 4.5% 8/15/2040	1,923	1,947
Ginnie Mae I Pool 4.5% 8/15/2041	7,923	8,021
Ginnie Mae I Pool 4.5% 9/15/2033	209	211
Ginnie Mae I Pool 4.5% 9/15/2039	29,714	30,080
Ginnie Mae I Pool 4.5% 9/15/2039	14,663	14,843
Ginnie Mae I Pool 4.5% 9/15/2039	9,435	9,552
Ginnie Mae I Pool 4.5% 9/15/2039	8,666	8,772
Ginnie Mae I Pool 4.5% 9/15/2040	11,586	11,728
Ginnie Mae I Pool 4.5% 9/15/2040	5,028	5,090
Ginnie Mae I Pool 5% 1/15/2034	1,825	1,876
Ginnie Mae I Pool 5% 1/15/2040	2,218	2,297
Ginnie Mae I Pool 5% 1/15/2040	1,118	1,147
Ginnie Mae I Pool 5% 10/15/2033	1,383	1,421
Ginnie Mae I Pool 5% 10/15/2033	249	256
Ginnie Mae I Pool 5% 10/15/2034	1,432	1,472
Ginnie Mae I Pool 5% 10/15/2039	11,207	11,600
Ginnie Mae I Pool 5% 10/15/2039	9,943	10,298
Ginnie Mae I Pool 5% 10/15/2039	7,870	8,152
Ginnie Mae I Pool 5% 10/15/2039	5,193	5,373
Ginnie Mae I Pool 5% 10/15/2039	5,068	5,245
Ginnie Mae I Pool 5% 11/15/2033	897	923
Ginnie Mae I Pool 5% 11/15/2039	12,182	12,620
Ginnie Mae I Pool 5% 11/15/2039	11,843	12,280
Ginnie Mae I Pool 5% 11/15/2039	10,063	10,424
Ginnie Mae I Pool 5% 11/15/2039	7,539	7,809
Ginnie Mae I Pool 5% 11/15/2039	2,535	2,625
Ginnie Mae I Pool 5% 11/15/2039	1,843	1,910
Ginnie Mae I Pool 5% 11/15/2040	10,068	10,432
Ginnie Mae I Pool 5% 11/15/2040	2,755	2,855
Ginnie Mae I Pool 5% 12/15/2032	388	398
Ginnie Mae I Pool 5% 12/15/2037	9,600	9,949
Ginnie Mae I Pool 5% 12/15/2039	11,067	11,465
Ginnie Mae I Pool 5% 12/15/2039	7,498	7,773
Ginnie Mae I Pool 5% 12/15/2039	7,285	7,543
Ginnie Mae I Pool 5% 2/15/2033	665	680
Ginnie Mae I Pool 5% 2/15/2039	2,298	2,379
Ginnie Mae I Pool 5% 2/15/2040	3,570	3,699
Ginnie Mae I Pool 5% 3/15/2033	433	445
Ginnie Mae I Pool 5% 3/15/2040	7,055	7,304
Ginnie Mae I Pool 5% 3/15/2041	12,302	12,737
Ginnie Mae I Pool 5% 3/15/2041	5,532	5,731
Ginnie Mae I Pool 5% 3/15/2041	3,064	3,175
Ginnie Mae I Pool 5% 4/15/2033	2,498	2,562
Ginnie Mae I Pool 5% 4/15/2039	3,079	3,191
Ginnie Mae I Pool 5% 4/15/2040	104,860	108,625
Ginnie Mae I Pool 5% 4/15/2040	75,849	78,559
Ginnie Mae I Pool 5% 4/15/2040	7,731	8,013
Ginnie Mae I Pool 5% 4/15/2040	3,758	3,894
Ginnie Mae I Pool 5% 4/15/2040	2,116	2,190
Ginnie Mae I Pool 5% 4/15/2040	1,285	1,330
Ginnie Mae I Pool 5% 4/15/2041	14,071	14,564
Ginnie Mae I Pool 5% 4/15/2041	7,607	7,875
Ginnie Mae I Pool 5% 4/15/2041	4,305	4,458
Ginnie Mae I Pool 5% 4/15/2041	2,450	2,536
Ginnie Mae I Pool 5% 4/20/2048	976,393	1,006,778
Ginnie Mae I Pool 5% 5/15/2038	4,278	4,431
Ginnie Mae I Pool 5% 5/15/2039	25,785	26,685
Ginnie Mae I Pool 5% 5/15/2039	11,273	11,669
Ginnie Mae I Pool 5% 5/15/2040	7,771	8,052
Ginnie Mae I Pool 5% 5/15/2040	4,649	4,822
Ginnie Mae I Pool 5% 5/15/2040	4,108	4,256
Ginnie Mae I Pool 5% 5/15/2040	1,668	1,728
Ginnie Mae I Pool 5% 6/15/2033	336	346
Ginnie Mae I Pool 5% 6/15/2039	3,905	4,041
Ginnie Mae I Pool 5% 6/15/2039	1,222	1,266
Ginnie Mae I Pool 5% 6/15/2040	230,998	239,292
Ginnie Mae I Pool 5% 6/15/2040	15,184	15,727
Ginnie Mae I Pool 5% 6/15/2040	9,590	9,934
Ginnie Mae I Pool 5% 6/15/2040	6,807	7,052
Ginnie Mae I Pool 5% 6/15/2040	4,820	4,988
Ginnie Mae I Pool 5% 6/15/2040	2,129	2,203
Ginnie Mae I Pool 5% 6/15/2041	18,456	19,097
Ginnie Mae I Pool 5% 6/15/2041	2,595	2,687
Ginnie Mae I Pool 5% 6/15/2041	1,972	2,041
Ginnie Mae I Pool 5% 7/15/2039	19,511	20,188
Ginnie Mae I Pool 5% 7/15/2039	12,399	12,836
Ginnie Mae I Pool 5% 7/15/2039	1,735	1,800
Ginnie Mae I Pool 5% 7/15/2040	16,120	16,701
Ginnie Mae I Pool 5% 7/15/2040	12,904	13,371
Ginnie Mae I Pool 5% 7/15/2040	12,652	13,102
Ginnie Mae I Pool 5% 7/15/2040	8,521	8,834
Ginnie Mae I Pool 5% 7/15/2040	6,953	7,206
Ginnie Mae I Pool 5% 7/15/2040	4,016	4,156
Ginnie Mae I Pool 5% 7/15/2040	3,225	3,342
Ginnie Mae I Pool 5% 7/15/2040	1,333	1,382
Ginnie Mae I Pool 5% 8/15/2033	649	664
Ginnie Mae I Pool 5% 8/15/2033	498	511
Ginnie Mae I Pool 5% 8/15/2039	9,487	9,822
Ginnie Mae I Pool 5% 8/15/2039	9,379	9,710
Ginnie Mae I Pool 5% 8/15/2039	6,140	6,357
Ginnie Mae I Pool 5% 8/15/2039	5,590	5,787
Ginnie Mae I Pool 5% 8/15/2039	4,313	4,467
Ginnie Mae I Pool 5% 8/15/2039	3,480	3,603
Ginnie Mae I Pool 5% 8/15/2039	1,621	1,678
Ginnie Mae I Pool 5% 8/15/2039	1,323	1,370
Ginnie Mae I Pool 5% 8/15/2039	1,284	1,331
Ginnie Mae I Pool 5% 8/15/2040	20,011	20,740
Ginnie Mae I Pool 5% 8/15/2040	16,855	17,463
Ginnie Mae I Pool 5% 8/15/2040	14,956	15,503
Ginnie Mae I Pool 5% 8/15/2040	7,365	7,636
Ginnie Mae I Pool 5% 8/15/2040	3,538	3,665
Ginnie Mae I Pool 5% 8/15/2041	1,466	1,519
Ginnie Mae I Pool 5% 9/15/2033	217	218
Ginnie Mae I Pool 5% 9/15/2033	201	206
Ginnie Mae I Pool 5% 9/15/2037	2,545	2,638
Ginnie Mae I Pool 5% 9/15/2039	63,536	65,761
Ginnie Mae I Pool 5% 9/15/2039	16,935	17,534
Ginnie Mae I Pool 5% 9/15/2039	9,216	9,543
Ginnie Mae I Pool 5% 9/15/2039	6,923	7,169
Ginnie Mae I Pool 5% 9/15/2039	6,389	6,621
Ginnie Mae I Pool 5% 9/15/2039	5,669	5,869
Ginnie Mae I Pool 5% 9/15/2039	4,586	4,747
Ginnie Mae I Pool 5% 9/15/2039	4,394	4,550
Ginnie Mae I Pool 5% 9/15/2039	3,728	3,860
Ginnie Mae I Pool 5% 9/15/2039	2,786	2,884
Ginnie Mae I Pool 5% 9/15/2039	2,107	2,181
Ginnie Mae I Pool 5% 9/15/2039	1,886	1,952
Ginnie Mae I Pool 5% 9/15/2039	1,880	1,947
Ginnie Mae I Pool 5% 9/15/2040	12,577	13,029
Ginnie Mae I Pool 5% 9/15/2040	9,052	9,378
Ginnie Mae I Pool 5% 9/15/2040	7,112	7,361
Ginnie Mae I Pool 5% 9/15/2040	4,855	5,031
Ginnie Mae I Pool 5% 9/15/2041	176,178	182,428
Ginnie Mae I Pool 5.47% 8/20/2059 (c)(h)	1,215	1,216
Ginnie Mae I Pool 5.5% 1/15/2034	316	330
Ginnie Mae I Pool 5.5% 1/15/2039	10,748	11,264
Ginnie Mae I Pool 5.5% 10/15/2035	8,503	8,903
Ginnie Mae I Pool 5.5% 11/15/2033	320	333
Ginnie Mae I Pool 5.5% 12/15/2038	937	980
Ginnie Mae I Pool 5.5% 2/15/2034	23	23
Ginnie Mae I Pool 5.5% 2/15/2037	176	184
Ginnie Mae I Pool 5.5% 2/15/2038	774	810
Ginnie Mae I Pool 5.5% 3/15/2034	1,459	1,522
Ginnie Mae I Pool 5.5% 3/15/2034	435	452
Ginnie Mae I Pool 5.5% 3/15/2039	2,197	2,301
Ginnie Mae I Pool 5.5% 3/20/2054	2,389,706	2,464,649
Ginnie Mae I Pool 5.5% 4/15/2034	994	1,036
Ginnie Mae I Pool 5.5% 4/15/2034	574	596
Ginnie Mae I Pool 5.5% 4/15/2034	411	429
Ginnie Mae I Pool 5.5% 5/15/2034	5,032	5,254
Ginnie Mae I Pool 5.5% 5/15/2034	1,419	1,481
Ginnie Mae I Pool 5.5% 5/15/2034	680	710
Ginnie Mae I Pool 5.5% 5/15/2034	607	634
Ginnie Mae I Pool 5.5% 5/15/2034	420	437
Ginnie Mae I Pool 5.5% 5/15/2034	344	360
Ginnie Mae I Pool 5.5% 5/15/2037	228	239
Ginnie Mae I Pool 5.5% 5/15/2039	10,359	10,856
Ginnie Mae I Pool 5.5% 6/15/2033	755	785
Ginnie Mae I Pool 5.5% 6/15/2039	2,052	2,146
Ginnie Mae I Pool 5.5% 6/15/2039	723	752
Ginnie Mae I Pool 5.5% 7/15/2033	1,381	1,442
Ginnie Mae I Pool 5.5% 7/15/2037	993	1,039
Ginnie Mae I Pool 5.5% 7/15/2037	292	306
Ginnie Mae I Pool 5.5% 7/15/2038	1,914	1,994
Ginnie Mae I Pool 5.5% 7/15/2038	490	513
Ginnie Mae I Pool 5.5% 7/15/2039	8,206	8,621
Ginnie Mae I Pool 5.5% 8/15/2033	3,818	3,986
Ginnie Mae I Pool 5.5% 9/15/2039	53,441	56,092
Ginnie Mae I Pool 5.5% 9/15/2039	37,121	38,947
Ginnie Mae I Pool 6% 10/15/2030	5,730	5,925
Ginnie Mae I Pool 6% 10/15/2039	2,586	2,736
Ginnie Mae I Pool 6% 11/15/2037	607	640
Ginnie Mae I Pool 6% 11/15/2039	7,299	7,730
Ginnie Mae I Pool 6% 11/15/2039	5,892	6,238
Ginnie Mae I Pool 6% 11/15/2039	2,794	2,954
Ginnie Mae I Pool 6% 11/15/2039	2,236	2,357
Ginnie Mae I Pool 6% 11/15/2039	1,914	2,014
Ginnie Mae I Pool 6% 11/15/2039	1,085	1,148
Ginnie Mae I Pool 6% 11/15/2039	1,086	1,146
Ginnie Mae I Pool 6% 12/15/2034	1,203	1,264
Ginnie Mae I Pool 6% 5/15/2040	133,623	140,875
Ginnie Mae I Pool 6% 6/15/2036	900,508	947,990
Ginnie Mae I Pool 6.5% 10/15/2034	6,151	6,573
Ginnie Mae I Pool 6.5% 10/15/2034	1,679	1,784
Ginnie Mae I Pool 6.5% 10/15/2034	1,458	1,562
Ginnie Mae I Pool 6.5% 10/15/2034	318	337
Ginnie Mae I Pool 6.5% 10/15/2034	135	143
Ginnie Mae I Pool 6.5% 10/15/2035	5,886	6,335
Ginnie Mae I Pool 6.5% 10/15/2036	1,886	2,019
Ginnie Mae I Pool 6.5% 11/15/2034	1,742	1,821
Ginnie Mae I Pool 6.5% 2/15/2035	1,794	1,916
Ginnie Mae I Pool 6.5% 3/15/2035	982	1,028
Ginnie Mae I Pool 6.5% 6/15/2037	3,224	3,447
Ginnie Mae I Pool 6.5% 7/15/2035	958	1,026
Ginnie Mae I Pool 6.5% 8/15/2034	8,002	8,528
Ginnie Mae I Pool 6.5% 8/15/2034	314	328
Ginnie Mae I Pool 6.5% 8/15/2036	1,370	1,466
Ginnie Mae I Pool 6.5% 9/15/2034	2,366	2,520
Ginnie Mae I Pool 6.5% 9/15/2034	212	227
Ginnie Mae I Pool 6.5% 9/15/2035	358	373
Ginnie Mae I Pool 7% 1/15/2027	3	3
Ginnie Mae I Pool 7% 1/15/2028	204	204
Ginnie Mae I Pool 7% 1/15/2028	133	135
Ginnie Mae I Pool 7% 1/15/2028	110	111
Ginnie Mae I Pool 7% 1/15/2028	89	90
Ginnie Mae I Pool 7% 1/15/2028	68	68
Ginnie Mae I Pool 7% 1/15/2028	67	67
Ginnie Mae I Pool 7% 1/15/2028	42	43
Ginnie Mae I Pool 7% 1/15/2028	28	29
Ginnie Mae I Pool 7% 1/15/2028	20	20
Ginnie Mae I Pool 7% 1/15/2028	10	10
Ginnie Mae I Pool 7% 1/15/2028	3	3
Ginnie Mae I Pool 7% 1/15/2029	363	371
Ginnie Mae I Pool 7% 1/15/2029	185	188
Ginnie Mae I Pool 7% 1/15/2029	181	185
Ginnie Mae I Pool 7% 1/15/2029	140	143
Ginnie Mae I Pool 7% 1/15/2029	89	90
Ginnie Mae I Pool 7% 1/15/2029	76	78
Ginnie Mae I Pool 7% 1/15/2029	54	55
Ginnie Mae I Pool 7% 1/15/2030	823	842
Ginnie Mae I Pool 7% 1/15/2030	73	75
Ginnie Mae I Pool 7% 1/15/2031	1,262	1,307
Ginnie Mae I Pool 7% 1/15/2031	217	223
Ginnie Mae I Pool 7% 1/15/2032	1,089	1,129
Ginnie Mae I Pool 7% 10/15/2026	13	13
Ginnie Mae I Pool 7% 10/15/2028	722	735
Ginnie Mae I Pool 7% 10/15/2028	349	354
Ginnie Mae I Pool 7% 10/15/2028	127	128
Ginnie Mae I Pool 7% 10/15/2028	85	87
Ginnie Mae I Pool 7% 10/15/2028	32	32
Ginnie Mae I Pool 7% 10/15/2028	18	18
Ginnie Mae I Pool 7% 10/15/2028	11	11
Ginnie Mae I Pool 7% 10/15/2028	3	3
Ginnie Mae I Pool 7% 10/15/2029	437	449
Ginnie Mae I Pool 7% 10/15/2029	101	104
Ginnie Mae I Pool 7% 10/15/2030	228	233
Ginnie Mae I Pool 7% 10/15/2031	1,511	1,570
Ginnie Mae I Pool 7% 10/15/2031	429	437
Ginnie Mae I Pool 7% 10/15/2031	367	379
Ginnie Mae I Pool 7% 10/15/2031	298	309
Ginnie Mae I Pool 7% 10/15/2031	50	52
Ginnie Mae I Pool 7% 10/15/2031	19	19
Ginnie Mae I Pool 7% 11/15/2027	45	45
Ginnie Mae I Pool 7% 11/15/2027	28	28
Ginnie Mae I Pool 7% 11/15/2028	658	671
Ginnie Mae I Pool 7% 11/15/2028	201	205
Ginnie Mae I Pool 7% 11/15/2028	54	55
Ginnie Mae I Pool 7% 11/15/2029	731	751
Ginnie Mae I Pool 7% 11/15/2031	856	888
Ginnie Mae I Pool 7% 11/15/2031	832	853
Ginnie Mae I Pool 7% 11/15/2031	589	611
Ginnie Mae I Pool 7% 11/15/2031	73	76
Ginnie Mae I Pool 7% 11/15/2032	196	203
Ginnie Mae I Pool 7% 12/15/2027	474	480
Ginnie Mae I Pool 7% 12/15/2027	144	146
Ginnie Mae I Pool 7% 12/15/2027	140	142
Ginnie Mae I Pool 7% 12/15/2027	126	127
Ginnie Mae I Pool 7% 12/15/2027	108	109
Ginnie Mae I Pool 7% 12/15/2027	54	55
Ginnie Mae I Pool 7% 12/15/2027	22	22
Ginnie Mae I Pool 7% 12/15/2028	361	369
Ginnie Mae I Pool 7% 12/15/2028	279	284
Ginnie Mae I Pool 7% 12/15/2028	155	158
Ginnie Mae I Pool 7% 12/15/2028	66	67
Ginnie Mae I Pool 7% 12/15/2028	56	57
Ginnie Mae I Pool 7% 12/15/2028	47	47
Ginnie Mae I Pool 7% 12/15/2028	41	41
Ginnie Mae I Pool 7% 12/15/2028	16	16
Ginnie Mae I Pool 7% 12/15/2028	12	12
Ginnie Mae I Pool 7% 12/15/2030	544	563
Ginnie Mae I Pool 7% 12/15/2030	58	59
Ginnie Mae I Pool 7% 12/15/2031	2,008	2,083
Ginnie Mae I Pool 7% 12/15/2031	686	713
Ginnie Mae I Pool 7% 12/15/2031	600	619
Ginnie Mae I Pool 7% 12/15/2031	92	96
Ginnie Mae I Pool 7% 2/15/2027	3	3
Ginnie Mae I Pool 7% 2/15/2028	376	380
Ginnie Mae I Pool 7% 2/15/2028	100	100
Ginnie Mae I Pool 7% 2/15/2028	97	97
Ginnie Mae I Pool 7% 2/15/2028	84	85
Ginnie Mae I Pool 7% 2/15/2028	77	78
Ginnie Mae I Pool 7% 2/15/2028	60	61
Ginnie Mae I Pool 7% 2/15/2028	39	39
Ginnie Mae I Pool 7% 2/15/2028	29	30
Ginnie Mae I Pool 7% 2/15/2028	30	30
Ginnie Mae I Pool 7% 2/15/2028	28	28
Ginnie Mae I Pool 7% 2/15/2028	24	24
Ginnie Mae I Pool 7% 2/15/2028	22	22
Ginnie Mae I Pool 7% 2/15/2028	10	10
Ginnie Mae I Pool 7% 2/15/2029	91	92
Ginnie Mae I Pool 7% 2/15/2029	77	79
Ginnie Mae I Pool 7% 2/15/2029	76	78
Ginnie Mae I Pool 7% 2/15/2032	2,267	2,359
Ginnie Mae I Pool 7% 2/15/2032	1,071	1,095
Ginnie Mae I Pool 7% 2/15/2032	616	640
Ginnie Mae I Pool 7% 2/15/2032	337	351
Ginnie Mae I Pool 7% 2/15/2032	315	326
Ginnie Mae I Pool 7% 2/15/2032	207	214
Ginnie Mae I Pool 7% 2/15/2032	162	165
Ginnie Mae I Pool 7% 2/15/2032	40	41
Ginnie Mae I Pool 7% 2/15/2032	9	10
Ginnie Mae I Pool 7% 3/15/2028	253	256
Ginnie Mae I Pool 7% 3/15/2028	203	206
Ginnie Mae I Pool 7% 3/15/2028	93	94
Ginnie Mae I Pool 7% 3/15/2028	75	75
Ginnie Mae I Pool 7% 3/15/2028	50	51
Ginnie Mae I Pool 7% 3/15/2028	47	48
Ginnie Mae I Pool 7% 3/15/2028	46	46
Ginnie Mae I Pool 7% 3/15/2028	26	26
Ginnie Mae I Pool 7% 3/15/2029	355	362
Ginnie Mae I Pool 7% 3/15/2029	224	229
Ginnie Mae I Pool 7% 3/15/2029	92	94
Ginnie Mae I Pool 7% 3/15/2029	41	42
Ginnie Mae I Pool 7% 3/15/2029	38	38
Ginnie Mae I Pool 7% 3/15/2029	32	33
Ginnie Mae I Pool 7% 3/15/2031	136	140
Ginnie Mae I Pool 7% 3/15/2031	114	118
Ginnie Mae I Pool 7% 3/15/2031	81	83
Ginnie Mae I Pool 7% 3/15/2031	73	76
Ginnie Mae I Pool 7% 3/15/2031	42	43
Ginnie Mae I Pool 7% 3/15/2032	716	745
Ginnie Mae I Pool 7% 3/15/2032	433	450
Ginnie Mae I Pool 7% 3/15/2032	384	400
Ginnie Mae I Pool 7% 3/15/2032	214	222
Ginnie Mae I Pool 7% 3/15/2032	111	116
Ginnie Mae I Pool 7% 3/15/2032	96	99
Ginnie Mae I Pool 7% 3/15/2032	73	75
Ginnie Mae I Pool 7% 3/15/2032	56	57
Ginnie Mae I Pool 7% 3/15/2032	30	31
Ginnie Mae I Pool 7% 4/15/2028	144	146
Ginnie Mae I Pool 7% 4/15/2028	113	114
Ginnie Mae I Pool 7% 4/15/2028	103	105
Ginnie Mae I Pool 7% 4/15/2028	90	91
Ginnie Mae I Pool 7% 4/15/2028	61	62
Ginnie Mae I Pool 7% 4/15/2028	39	39
Ginnie Mae I Pool 7% 4/15/2028	38	38
Ginnie Mae I Pool 7% 4/15/2028	29	29
Ginnie Mae I Pool 7% 4/15/2028	20	20
Ginnie Mae I Pool 7% 4/15/2028	18	19
Ginnie Mae I Pool 7% 4/15/2028	18	18
Ginnie Mae I Pool 7% 4/15/2028	15	16
Ginnie Mae I Pool 7% 4/15/2028	11	11
Ginnie Mae I Pool 7% 4/15/2029	239	244
Ginnie Mae I Pool 7% 4/15/2029	57	59
Ginnie Mae I Pool 7% 4/15/2029	31	32
Ginnie Mae I Pool 7% 4/15/2030	338	348
Ginnie Mae I Pool 7% 4/15/2031	1,866	1,930
Ginnie Mae I Pool 7% 4/15/2031	422	437
Ginnie Mae I Pool 7% 4/15/2031	245	253
Ginnie Mae I Pool 7% 4/15/2031	133	138
Ginnie Mae I Pool 7% 4/15/2031	102	106
Ginnie Mae I Pool 7% 4/15/2032	1,915	1,994
Ginnie Mae I Pool 7% 4/15/2032	984	1,025
Ginnie Mae I Pool 7% 4/15/2032	576	599
Ginnie Mae I Pool 7% 4/15/2032	501	522
Ginnie Mae I Pool 7% 4/15/2032	298	308
Ginnie Mae I Pool 7% 4/15/2032	278	289
Ginnie Mae I Pool 7% 4/15/2032	262	271
Ginnie Mae I Pool 7% 4/15/2032	211	219
Ginnie Mae I Pool 7% 4/15/2032	128	129
Ginnie Mae I Pool 7% 4/15/2032	111	115
Ginnie Mae I Pool 7% 4/15/2032	109	113
Ginnie Mae I Pool 7% 4/15/2032	49	49
Ginnie Mae I Pool 7% 4/20/2032	10,809	11,270
Ginnie Mae I Pool 7% 5/15/2027	5	5
Ginnie Mae I Pool 7% 5/15/2028	302	304
Ginnie Mae I Pool 7% 5/15/2028	53	53
Ginnie Mae I Pool 7% 5/15/2028	44	45
Ginnie Mae I Pool 7% 5/15/2028	42	43
Ginnie Mae I Pool 7% 5/15/2028	14	14
Ginnie Mae I Pool 7% 5/15/2028	9	10
Ginnie Mae I Pool 7% 5/15/2029	163	167
Ginnie Mae I Pool 7% 5/15/2030	319	326
Ginnie Mae I Pool 7% 5/15/2031	343	353
Ginnie Mae I Pool 7% 5/15/2031	218	226
Ginnie Mae I Pool 7% 5/15/2031	197	203
Ginnie Mae I Pool 7% 5/15/2031	147	149
Ginnie Mae I Pool 7% 5/15/2032	1,296	1,351
Ginnie Mae I Pool 7% 5/15/2032	1,156	1,197
Ginnie Mae I Pool 7% 5/15/2032	700	730
Ginnie Mae I Pool 7% 5/15/2032	464	480
Ginnie Mae I Pool 7% 5/15/2032	332	343
Ginnie Mae I Pool 7% 5/15/2032	317	326
Ginnie Mae I Pool 7% 5/15/2032	295	307
Ginnie Mae I Pool 7% 5/15/2032	284	292
Ginnie Mae I Pool 7% 5/15/2032	269	280
Ginnie Mae I Pool 7% 5/15/2032	242	246
Ginnie Mae I Pool 7% 5/15/2032	180	187
Ginnie Mae I Pool 7% 5/15/2032	153	159
Ginnie Mae I Pool 7% 5/15/2032	136	142
Ginnie Mae I Pool 7% 5/15/2032	124	129
Ginnie Mae I Pool 7% 5/15/2032	114	119
Ginnie Mae I Pool 7% 5/15/2032	71	74
Ginnie Mae I Pool 7% 5/15/2032	57	59
Ginnie Mae I Pool 7% 5/15/2032	13	14
Ginnie Mae I Pool 7% 6/15/2028	201	204
Ginnie Mae I Pool 7% 6/15/2028	167	170
Ginnie Mae I Pool 7% 6/15/2028	162	165
Ginnie Mae I Pool 7% 6/15/2028	121	123
Ginnie Mae I Pool 7% 6/15/2028	103	105
Ginnie Mae I Pool 7% 6/15/2028	94	95
Ginnie Mae I Pool 7% 6/15/2028	73	74
Ginnie Mae I Pool 7% 6/15/2028	58	59
Ginnie Mae I Pool 7% 6/15/2028	48	48
Ginnie Mae I Pool 7% 6/15/2028	46	47
Ginnie Mae I Pool 7% 6/15/2028	41	42
Ginnie Mae I Pool 7% 6/15/2028	41	42
Ginnie Mae I Pool 7% 6/15/2028	38	39
Ginnie Mae I Pool 7% 6/15/2028	28	29
Ginnie Mae I Pool 7% 6/15/2028	27	28
Ginnie Mae I Pool 7% 6/15/2028	24	24
Ginnie Mae I Pool 7% 6/15/2028	14	14
Ginnie Mae I Pool 7% 6/15/2029	349	357
Ginnie Mae I Pool 7% 6/15/2029	205	211
Ginnie Mae I Pool 7% 6/15/2029	137	140
Ginnie Mae I Pool 7% 6/15/2029	78	80
Ginnie Mae I Pool 7% 6/15/2029	76	77
Ginnie Mae I Pool 7% 6/15/2031	797	826
Ginnie Mae I Pool 7% 6/15/2031	577	598
Ginnie Mae I Pool 7% 6/15/2031	409	424
Ginnie Mae I Pool 7% 6/15/2031	31	31
Ginnie Mae I Pool 7% 6/15/2031	18	18
Ginnie Mae I Pool 7% 6/15/2032	910	943
Ginnie Mae I Pool 7% 6/15/2032	476	492
Ginnie Mae I Pool 7% 6/15/2032	382	398
Ginnie Mae I Pool 7% 6/15/2032	230	237
Ginnie Mae I Pool 7% 6/15/2032	160	165
Ginnie Mae I Pool 7% 6/15/2032	140	145
Ginnie Mae I Pool 7% 6/15/2032	139	145
Ginnie Mae I Pool 7% 6/15/2032	89	92
Ginnie Mae I Pool 7% 6/15/2032	44	45
Ginnie Mae I Pool 7% 6/15/2032	37	38
Ginnie Mae I Pool 7% 7/15/2028	734	746
Ginnie Mae I Pool 7% 7/15/2028	210	213
Ginnie Mae I Pool 7% 7/15/2028	171	174
Ginnie Mae I Pool 7% 7/15/2028	145	148
Ginnie Mae I Pool 7% 7/15/2028	114	116
Ginnie Mae I Pool 7% 7/15/2028	64	65
Ginnie Mae I Pool 7% 7/15/2028	61	62
Ginnie Mae I Pool 7% 7/15/2028	56	56
Ginnie Mae I Pool 7% 7/15/2028	40	40
Ginnie Mae I Pool 7% 7/15/2028	26	26
Ginnie Mae I Pool 7% 7/15/2028	22	22
Ginnie Mae I Pool 7% 7/15/2028	7	7
Ginnie Mae I Pool 7% 7/15/2029	339	347
Ginnie Mae I Pool 7% 7/15/2029	177	180
Ginnie Mae I Pool 7% 7/15/2029	165	169
Ginnie Mae I Pool 7% 7/15/2029	17	18
Ginnie Mae I Pool 7% 7/15/2031	1,321	1,372
Ginnie Mae I Pool 7% 7/15/2031	710	735
Ginnie Mae I Pool 7% 7/15/2031	604	624
Ginnie Mae I Pool 7% 7/15/2031	240	249
Ginnie Mae I Pool 7% 7/15/2031	240	247
Ginnie Mae I Pool 7% 7/15/2031	28	29
Ginnie Mae I Pool 7% 7/15/2031	5	6
Ginnie Mae I Pool 7% 7/15/2032	483	504
Ginnie Mae I Pool 7% 7/15/2032	411	429
Ginnie Mae I Pool 7% 7/15/2032	377	390
Ginnie Mae I Pool 7% 7/15/2032	371	383
Ginnie Mae I Pool 7% 7/15/2032	200	209
Ginnie Mae I Pool 7% 7/15/2032	106	110
Ginnie Mae I Pool 7% 7/15/2032	75	78
Ginnie Mae I Pool 7% 8/15/2028	42	42
Ginnie Mae I Pool 7% 8/15/2029	42	42
Ginnie Mae I Pool 7% 8/15/2029	22	22
Ginnie Mae I Pool 7% 8/15/2029	19	19
Ginnie Mae I Pool 7% 8/15/2031	1,798	1,864
Ginnie Mae I Pool 7% 8/15/2031	1,130	1,174
Ginnie Mae I Pool 7% 8/15/2031	582	603
Ginnie Mae I Pool 7% 8/15/2031	322	334
Ginnie Mae I Pool 7% 8/15/2031	185	192
Ginnie Mae I Pool 7% 8/15/2031	175	181
Ginnie Mae I Pool 7% 8/15/2031	136	141
Ginnie Mae I Pool 7% 8/15/2031	90	92
Ginnie Mae I Pool 7% 8/15/2031	84	86
Ginnie Mae I Pool 7% 8/15/2032	580	604
Ginnie Mae I Pool 7% 8/15/2032	282	294
Ginnie Mae I Pool 7% 8/15/2032	247	256
Ginnie Mae I Pool 7% 8/15/2032	238	246
Ginnie Mae I Pool 7% 8/15/2032	228	234
Ginnie Mae I Pool 7% 8/15/2032	113	117
Ginnie Mae I Pool 7% 8/15/2032	52	52
Ginnie Mae I Pool 7% 9/15/2027	19	20
Ginnie Mae I Pool 7% 9/15/2028	149	152
Ginnie Mae I Pool 7% 9/15/2028	150	152
Ginnie Mae I Pool 7% 9/15/2028	135	138
Ginnie Mae I Pool 7% 9/15/2028	69	70
Ginnie Mae I Pool 7% 9/15/2028	37	38
Ginnie Mae I Pool 7% 9/15/2028	36	37
Ginnie Mae I Pool 7% 9/15/2028	29	29
Ginnie Mae I Pool 7% 9/15/2028	25	25
Ginnie Mae I Pool 7% 9/15/2029	24	24
Ginnie Mae I Pool 7% 9/15/2031	1,297	1,346
Ginnie Mae I Pool 7% 9/15/2031	1,068	1,108
Ginnie Mae I Pool 7% 9/15/2031	462	480
Ginnie Mae I Pool 7% 9/15/2031	319	330
Ginnie Mae I Pool 7% 9/15/2031	302	313
Ginnie Mae I Pool 7% 9/15/2031	192	198
Ginnie Mae I Pool 7% 9/15/2031	77	80
Ginnie Mae I Pool 7% 9/15/2031	50	52
Ginnie Mae I Pool 7% 9/15/2031	44	45
Ginnie Mae I Pool 7% 9/15/2031	32	34
Ginnie Mae I Pool 7.5% 1/15/2027	15	15
Ginnie Mae I Pool 7.5% 1/15/2031	76	79
Ginnie Mae I Pool 7.5% 1/15/2031	38	40
Ginnie Mae I Pool 7.5% 10/15/2027	550	559
Ginnie Mae I Pool 7.5% 10/15/2027	521	530
Ginnie Mae I Pool 7.5% 10/15/2027	432	439
Ginnie Mae I Pool 7.5% 10/15/2027	245	247
Ginnie Mae I Pool 7.5% 10/15/2027	184	187
Ginnie Mae I Pool 7.5% 10/15/2027	175	177
Ginnie Mae I Pool 7.5% 10/15/2027	105	107
Ginnie Mae I Pool 7.5% 10/15/2027	76	77
Ginnie Mae I Pool 7.5% 10/15/2027	40	41
Ginnie Mae I Pool 7.5% 10/15/2027	30	31
Ginnie Mae I Pool 7.5% 10/15/2027	15	15
Ginnie Mae I Pool 7.5% 10/15/2027	3	3
Ginnie Mae I Pool 7.5% 11/15/2027	52	52
Ginnie Mae I Pool 7.5% 11/15/2027	45	46
Ginnie Mae I Pool 7.5% 11/15/2027	41	41
Ginnie Mae I Pool 7.5% 11/15/2029	11	11
Ginnie Mae I Pool 7.5% 12/15/2027	182	186
Ginnie Mae I Pool 7.5% 12/15/2027	158	160
Ginnie Mae I Pool 7.5% 12/15/2027	154	157
Ginnie Mae I Pool 7.5% 12/15/2027	102	104
Ginnie Mae I Pool 7.5% 12/15/2027	19	19
Ginnie Mae I Pool 7.5% 12/15/2027	17	17
Ginnie Mae I Pool 7.5% 12/15/2027	6	6
Ginnie Mae I Pool 7.5% 2/15/2027	100	101
Ginnie Mae I Pool 7.5% 2/15/2027	29	29
Ginnie Mae I Pool 7.5% 3/15/2026	1	1
Ginnie Mae I Pool 7.5% 3/15/2026	1	1
Ginnie Mae I Pool 7.5% 3/15/2027	71	71
Ginnie Mae I Pool 7.5% 3/15/2028	2,548	2,591
Ginnie Mae I Pool 7.5% 3/15/2028	165	169
Ginnie Mae I Pool 7.5% 3/15/2031	828	869
Ginnie Mae I Pool 7.5% 4/15/2027	55	55
Ginnie Mae I Pool 7.5% 4/15/2027	52	53
Ginnie Mae I Pool 7.5% 4/15/2027	43	44
Ginnie Mae I Pool 7.5% 4/15/2027	43	43
Ginnie Mae I Pool 7.5% 4/15/2027	39	40
Ginnie Mae I Pool 7.5% 4/15/2027	17	17
Ginnie Mae I Pool 7.5% 4/15/2027	12	12
Ginnie Mae I Pool 7.5% 4/15/2027	7	7
Ginnie Mae I Pool 7.5% 4/15/2027	2	2
Ginnie Mae I Pool 7.5% 5/15/2027	86	87
Ginnie Mae I Pool 7.5% 5/15/2027	41	42
Ginnie Mae I Pool 7.5% 5/15/2027	3	3
Ginnie Mae I Pool 7.5% 5/15/2029	41	43
Ginnie Mae I Pool 7.5% 6/15/2027	131	132
Ginnie Mae I Pool 7.5% 6/15/2027	40	40
Ginnie Mae I Pool 7.5% 6/15/2027	26	26
Ginnie Mae I Pool 7.5% 6/15/2027	23	23
Ginnie Mae I Pool 7.5% 6/15/2027	21	21
Ginnie Mae I Pool 7.5% 6/15/2027	10	10
Ginnie Mae I Pool 7.5% 7/15/2027	306	310
Ginnie Mae I Pool 7.5% 7/15/2027	160	161
Ginnie Mae I Pool 7.5% 7/15/2027	130	131
Ginnie Mae I Pool 7.5% 7/15/2027	113	114
Ginnie Mae I Pool 7.5% 7/15/2027	108	109
Ginnie Mae I Pool 7.5% 7/15/2027	92	93
Ginnie Mae I Pool 7.5% 7/15/2027	38	39
Ginnie Mae I Pool 7.5% 7/15/2027	16	16
Ginnie Mae I Pool 7.5% 7/15/2027	10	10
Ginnie Mae I Pool 7.5% 7/15/2028	453	464
Ginnie Mae I Pool 7.5% 7/15/2029	88	90
Ginnie Mae I Pool 7.5% 8/15/2027	174	176
Ginnie Mae I Pool 7.5% 8/15/2027	86	87
Ginnie Mae I Pool 7.5% 8/15/2027	48	49
Ginnie Mae I Pool 7.5% 8/15/2027	27	27
Ginnie Mae I Pool 7.5% 8/15/2027	26	26
Ginnie Mae I Pool 7.5% 8/15/2027	19	19
Ginnie Mae I Pool 7.5% 8/15/2027	10	10
Ginnie Mae I Pool 7.5% 8/15/2028	332	341
Ginnie Mae I Pool 7.5% 8/15/2028	272	279
Ginnie Mae I Pool 7.5% 8/15/2028	80	81
Ginnie Mae I Pool 7.5% 8/15/2028	76	78
Ginnie Mae I Pool 7.5% 8/15/2028	11	11
Ginnie Mae I Pool 7.5% 8/15/2029	69	72
Ginnie Mae I Pool 7.5% 9/15/2027	227	230
Ginnie Mae I Pool 7.5% 9/15/2027	32	32
Ginnie Mae I Pool 7.5% 9/15/2027	27	27
Ginnie Mae I Pool 7.5% 9/15/2027	2	3
Ginnie Mae I Pool 7.5% 9/15/2028	274	281
Ginnie Mae I Pool 7.5% 9/15/2031	1,431	1,490
Ginnie Mae I Pool 7.5% 9/15/2031	34	35
Ginnie Mae I Pool 8% 1/15/2028	309	314
Ginnie Mae I Pool 8% 10/15/2029	172	177
Ginnie Mae I Pool 8% 11/15/2027	43	44
Ginnie Mae I Pool 8% 12/15/2027	155	157
Ginnie Mae I Pool 8% 12/15/2027	75	76
Ginnie Mae I Pool 8% 12/15/2027	45	46
Ginnie Mae I Pool 8% 12/15/2027	37	37
Ginnie Mae I Pool 8% 4/15/2026	16	16
Ginnie Mae I Pool 8% 7/15/2027	42	42
Ginnie Mae I Pool 8% 8/15/2027	14	14
Ginnie Mae I Pool 8% 8/15/2027	14	14
Ginnie Mae I Pool 8% 9/15/2026	3	3
Ginnie Mae I Pool 8% 9/15/2029	56	58
Ginnie Mae I Pool 8.5% 1/15/2031	837	871
Ginnie Mae I Pool 8.5% 10/15/2029	12	13
Ginnie Mae I Pool 8.5% 11/15/2027	21	21
Ginnie Mae I Pool 8.5% 12/15/2029	91	93
Ginnie Mae I Pool 8.5% 7/15/2030	56	58
Ginnie Mae I Pool 8.5% 8/15/2029	43	44
Ginnie Mae II Pool 2% 1/20/2051	23,828,442	20,199,518
Ginnie Mae II Pool 2% 10/20/2050	16,615,774	14,082,179
Ginnie Mae II Pool 2% 11/20/2050	1,205,040	1,021,520
Ginnie Mae II Pool 2% 12/20/2050	5,815,808	4,928,733
Ginnie Mae II Pool 2% 2/20/2051	516,347	437,570
Ginnie Mae II Pool 2% 3/1/2056 (d)	30,350,000	25,707,357
Ginnie Mae II Pool 2% 3/20/2052	8,457,852	7,169,773
Ginnie Mae II Pool 2% 4/1/2056 (d)	14,775,000	12,516,598
Ginnie Mae II Pool 2% 4/20/2051	458,070	388,165
Ginnie Mae II Pool 2% 5/20/2051	10,025,616	8,495,644
Ginnie Mae II Pool 2% 8/20/2051	11,446,813	9,699,957
Ginnie Mae II Pool 2% 9/20/2050	3,856,849	3,276,707
Ginnie Mae II Pool 2.5% 10/20/2051	993,551	877,024
Ginnie Mae II Pool 2.5% 11/20/2051	12,478,033	11,014,571
Ginnie Mae II Pool 2.5% 12/20/2051	172,026	151,850
Ginnie Mae II Pool 2.5% 2/20/2052	12,232,222	10,797,589
Ginnie Mae II Pool 2.5% 3/1/2056 (d)	32,300,000	28,496,358
Ginnie Mae II Pool 2.5% 3/20/2052	8,943,955	7,895,679
Ginnie Mae II Pool 2.5% 4/1/2056 (d)	13,725,000	12,107,675
Ginnie Mae II Pool 2.5% 4/20/2052	10,929,772	9,648,748
Ginnie Mae II Pool 2.5% 6/20/2051	440,731	389,040
Ginnie Mae II Pool 2.5% 7/20/2051	1,628,670	1,437,654
Ginnie Mae II Pool 2.5% 8/20/2051	8,947,999	7,898,550
Ginnie Mae II Pool 3% 1/20/2043	924,040	867,962
Ginnie Mae II Pool 3% 10/20/2042	5,115	4,807
Ginnie Mae II Pool 3% 10/20/2043	74,423	69,734
Ginnie Mae II Pool 3% 12/20/2042	81,113	76,189
Ginnie Mae II Pool 3% 12/20/2046	1,293,414	1,200,729
Ginnie Mae II Pool 3% 3/20/2050	897,797	825,886
Ginnie Mae II Pool 3% 4/20/2052	4,994,371	4,582,633
Ginnie Mae II Pool 3% 5/20/2051	810,890	744,217
Ginnie Mae II Pool 3% 5/20/2052	17,697,295	16,238,323
Ginnie Mae II Pool 3% 6/20/2050	7,726	7,100
Ginnie Mae II Pool 3% 6/20/2051	215,384	197,695
Ginnie Mae II Pool 3% 7/20/2051	272,831	250,552
Ginnie Mae II Pool 3% 8/20/2042	14,646	13,769
Ginnie Mae II Pool 3% 8/20/2051	323,648	296,916
Ginnie Mae II Pool 3% 9/20/2043	7,360	6,895
Ginnie Mae II Pool 3.5% 1/20/2042	9,399	9,057
Ginnie Mae II Pool 3.5% 1/20/2044	14,267	13,680
Ginnie Mae II Pool 3.5% 10/20/2040	4,971	4,799
Ginnie Mae II Pool 3.5% 10/20/2041	8,093	7,799
Ginnie Mae II Pool 3.5% 10/20/2043	4,787	4,594
Ginnie Mae II Pool 3.5% 11/20/2041	379,177	365,469
Ginnie Mae II Pool 3.5% 11/20/2043	7,322	7,024
Ginnie Mae II Pool 3.5% 12/20/2040	2,561	2,474
Ginnie Mae II Pool 3.5% 12/20/2041	163,788	157,868
Ginnie Mae II Pool 3.5% 2/20/2043	74,711	71,811
Ginnie Mae II Pool 3.5% 2/20/2044	4,089	3,920
Ginnie Mae II Pool 3.5% 3/20/2043	91,864	88,282
Ginnie Mae II Pool 3.5% 3/20/2044	13,978	13,399
Ginnie Mae II Pool 3.5% 4/20/2043	99,569	95,669
Ginnie Mae II Pool 3.5% 4/20/2044	5,164	4,948
Ginnie Mae II Pool 3.5% 5/20/2043	947,401	906,141
Ginnie Mae II Pool 3.5% 5/20/2046	47,989	45,981
Ginnie Mae II Pool 3.5% 5/20/2046	13,649	13,078
Ginnie Mae II Pool 3.5% 6/20/2043	186,507	179,131
Ginnie Mae II Pool 3.5% 7/20/2043	6,148	5,906
Ginnie Mae II Pool 3.5% 8/20/2043	6,814	6,542
Ginnie Mae II Pool 3.5% 9/20/2040	11,749	11,341
Ginnie Mae II Pool 3.5% 9/20/2043	1,102,741	1,058,203
Ginnie Mae II Pool 4% 1/20/2041	6,843	6,756
Ginnie Mae II Pool 4% 1/20/2042	49,536	48,851
Ginnie Mae II Pool 4% 10/20/2040	52,822	52,158
Ginnie Mae II Pool 4% 10/20/2041	880,747	868,845
Ginnie Mae II Pool 4% 11/20/2040	663,657	655,266
Ginnie Mae II Pool 4% 11/20/2041	29,318	28,916
Ginnie Mae II Pool 4% 2/20/2041	14,174	13,992
Ginnie Mae II Pool 4% 3/1/2056 (d)	4,000,000	3,847,344
Ginnie Mae II Pool 4% 3/20/2041	55,595	54,882
Ginnie Mae II Pool 4% 4/20/2042	178,207	175,680
Ginnie Mae II Pool 4% 4/20/2043	2,416	2,381
Ginnie Mae II Pool 4% 6/20/2042	4,149	4,089
Ginnie Mae II Pool 4% 8/20/2041	7,032	6,937
Ginnie Mae II Pool 4% 8/20/2043	66,128	65,069
Ginnie Mae II Pool 4% 9/20/2040	241,036	238,000
Ginnie Mae II Pool 4.5% 1/20/2041	60,875	61,591
Ginnie Mae II Pool 4.5% 10/20/2035	1,786	1,805
Ginnie Mae II Pool 4.5% 10/20/2039	9,354	9,301
Ginnie Mae II Pool 4.5% 10/20/2040	131,605	130,835
Ginnie Mae II Pool 4.5% 10/20/2040	13,033	13,186
Ginnie Mae II Pool 4.5% 11/20/2040	55,306	54,948
Ginnie Mae II Pool 4.5% 11/20/2040	13,102	13,256
Ginnie Mae II Pool 4.5% 11/20/2054	16,553,304	16,389,218
Ginnie Mae II Pool 4.5% 12/20/2039	52,074	51,783
Ginnie Mae II Pool 4.5% 12/20/2040	26,384	26,215
Ginnie Mae II Pool 4.5% 2/20/2041	218,713	221,285
Ginnie Mae II Pool 4.5% 2/20/2041	2,284	2,269
Ginnie Mae II Pool 4.5% 3/1/2056 (d)	6,700,000	6,618,897
Ginnie Mae II Pool 4.5% 3/20/2036	4,553	4,602
Ginnie Mae II Pool 4.5% 3/20/2041	14,314	14,482
Ginnie Mae II Pool 4.5% 3/20/2055	3,915,110	3,870,795
Ginnie Mae II Pool 4.5% 4/1/2056 (d)	6,700,000	6,610,784
Ginnie Mae II Pool 4.5% 4/20/2040	24,750	24,600
Ginnie Mae II Pool 4.5% 4/20/2041	131,894	133,445
Ginnie Mae II Pool 4.5% 5/20/2040	15,119	15,297
Ginnie Mae II Pool 4.5% 5/20/2041	567,306	573,979
Ginnie Mae II Pool 4.5% 6/20/2033	2,062	2,080
Ginnie Mae II Pool 4.5% 6/20/2039	10,277	10,223
Ginnie Mae II Pool 4.5% 6/20/2040	24,008	23,877
Ginnie Mae II Pool 4.5% 6/20/2041	357,256	361,458
Ginnie Mae II Pool 4.5% 7/20/2039	1,992	1,987
Ginnie Mae II Pool 4.5% 7/20/2040	25,070	25,365
Ginnie Mae II Pool 4.5% 7/20/2040	2,109	2,097
Ginnie Mae II Pool 4.5% 8/20/2040	3,771	3,815
Ginnie Mae II Pool 4.5% 9/20/2040	135,497	137,090
Ginnie Mae II Pool 5% 9/20/2033	93,709	95,664
Ginnie Mae II Pool 5.5% 1/20/2055	2,026,345	2,088,626
Ginnie Mae II Pool 5.5% 12/20/2054	2,464,410	2,546,317
Ginnie Mae II Pool 5.5% 12/20/2054	495,527	502,976
Ginnie Mae II Pool 5.5% 3/1/2056 (d)	180,350,000	182,672,169
Ginnie Mae II Pool 5.5% 4/1/2056 (d)	136,000,000	137,607,683
Ginnie Mae II Pool 6% 11/20/2031	2,568	2,655
Ginnie Mae II Pool 6% 12/20/2054	5,074,171	5,189,863
Ginnie Mae II Pool 6% 3/1/2056 (d)	125,975,000	128,530,453
Ginnie Mae II Pool 6% 4/1/2056 (d)	50,800,000	51,794,781
Ginnie Mae II Pool 6% 5/20/2032	12,068	12,511
Ginnie Mae II Pool 6.5% 1/20/2032	177	185
Ginnie Mae II Pool 6.5% 11/20/2031	458	477
Ginnie Mae II Pool 6.5% 3/1/2056 (d)	5,900,000	6,131,554
Ginnie Mae II Pool 6.5% 3/20/2031	563	585
Ginnie Mae II Pool 6.5% 4/20/2031	111	116
Ginnie Mae II Pool 6.5% 6/20/2031	106	110
Ginnie Mae II Pool 6.5% 7/20/2031	132	137
Ginnie Mae II Pool 6.5% 8/20/2031	129	134
Ginnie Mae II Pool 7% 2/20/2032	3,238	3,380
Ginnie Mae II Pool 7% 3/20/2032	1,667	1,742
Uniform Mortgage Backed Securities 2% 3/1/2056 (d)	191,775,000	158,821,170
Uniform Mortgage Backed Securities 2% 4/1/2056 (d)	103,100,000	85,391,771
Uniform Mortgage Backed Securities 2.5% 3/1/2056 (d)	20,000,000	17,319,532
Uniform Mortgage Backed Securities 3.5% 3/1/2056 (d)	4,800,000	4,523,625
Uniform Mortgage Backed Securities 4% 3/1/2056 (d)	26,550,000	25,806,393
Uniform Mortgage Backed Securities 4.5% 3/1/2056 (d)	5,200,000	5,141,906
Uniform Mortgage Backed Securities 4.5% 4/1/2056 (d)	5,200,000	5,137,843
Uniform Mortgage Backed Securities 5% 3/1/2041 (d)	104,650,000	106,240,188
Uniform Mortgage Backed Securities 5% 3/1/2056 (d)	6,600,000	6,629,906
Uniform Mortgage Backed Securities 5% 4/1/2041 (d)	68,150,000	69,145,624
Uniform Mortgage Backed Securities 5.5% 3/1/2056 (d)	19,175,000	19,483,599
Uniform Mortgage Backed Securities 6% 3/1/2056 (d)	99,900,000	102,471,646
Uniform Mortgage Backed Securities 6% 4/1/2056 (d)	5,200,000	5,333,251
Uniform Mortgage Backed Securities 6.5% 3/1/2056 (d)	1,850,000	1,921,181
TOTAL UNITED STATES		2,272,559,900
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,249,455,583)		2,272,559,900

U.S. Treasury Obligations - 48.3%
	Yield (%) (q)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.25% 2/15/2052	2.98 to 3.00	58,500,000	37,008,106
US Treasury Bonds 2.375% 5/15/2051 (f)	2.36 to 2.40	414,629,000	272,197,463
US Treasury Bonds 2.875% 5/15/2052	2.97 to 3.30	224,700,000	163,276,147
US Treasury Bonds 3.625% 2/15/2053	3.80 to 3.90	157,354,000	132,091,306
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	22,012,000	19,776,406
US Treasury Bonds 4.125% 8/15/2044	4.58 to 4.63	8,940,000	8,466,459
US Treasury Bonds 4.25% 2/15/2054	4.51 to 4.78	116,000,000	108,663,906
US Treasury Bonds 4.25% 8/15/2054	4.64 to 4.65	18,837,000	17,649,386
US Treasury Bonds 4.625% 11/15/2044	4.59 to 5.12	17,120,000	17,281,169
US Treasury Bonds 4.625% 11/15/2055	4.79 to 4.82	90,100,000	89,945,141
US Treasury Bonds 4.625% 2/15/2055	4.52 to 4.88	100,300,000	100,033,583
US Treasury Bonds 4.625% 5/15/2054	4.45 to 4.64	77,500,000	77,251,758
US Treasury Bonds 4.75% 11/15/2053	4.77 to 4.79	55,400,000	56,295,922
US Treasury Bonds 4.75% 2/15/2056	4.70	880,000	896,775
US Treasury Bonds 4.75% 5/15/2055	4.82 to 4.94	75,134,000	76,463,519
US Treasury Bonds 4.75% 8/15/2055	4.65 to 4.92	126,590,000	128,904,223
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.67	5,946,041	5,862,969
US Treasury Notes 3.375% 5/15/2033	3.82 to 3.86	328,800,000	321,157,968
US Treasury Notes 3.5% 1/15/2029	3.65	6,150,000	6,168,738
US Treasury Notes 3.5% 2/15/2029	3.47 to 3.56	11,160,000	11,194,875
US Treasury Notes 3.5% 2/15/2033	3.37 to 3.93	327,800,000	323,305,554
US Treasury Notes 3.625% 8/31/2030	3.59 to 3.61	38,000,000	38,197,422
US Treasury Notes 3.75% 1/31/2031	3.65	16,700,000	16,869,609
US Treasury Notes 3.75% 11/30/2032	3.90	114,800,000	115,109,422
US Treasury Notes 3.75% 8/31/2031	3.54	85,600,000	86,302,187
US Treasury Notes 3.875% 12/31/2032	3.94 to 3.95	82,600,000	83,413,094
US Treasury Notes 3.875% 6/30/2030	3.99	22,400,000	22,749,125
US Treasury Notes 3.875% 8/15/2034	4.22 to 4.28	293,000,000	293,426,110
US Treasury Notes 3.875% 9/30/2032	3.93	161,200,000	162,912,750
US Treasury Notes 4% 1/31/2033	3.74 to 4.07	165,500,000	168,344,531
US Treasury Notes 4% 11/15/2035	4.14 to 4.17	90,800,000	91,126,313
US Treasury Notes 4% 6/30/2032	4.17	53,400,000	54,405,422
US Treasury Notes 4% 7/31/2032	3.92 to 3.93	83,500,000	85,049,317
US Treasury Notes 4.125% 5/31/2032	4.05	1,605,000	1,646,711
US Treasury Notes 4.125% 7/31/2031	3.74 to 3.79	562,250,000	577,554,164
US Treasury Notes 4.25% 11/15/2034	4.18	155,500,000	159,758,027
US Treasury Notes 4.25% 2/28/2031	4.10 to 4.31	748,600,000	772,929,500
US Treasury Notes 4.25% 5/15/2035	4.23 to 4.52	237,175,000	243,261,873
US Treasury Notes 4.25% 6/30/2031	4.25	129,000,000	133,268,086
US Treasury Notes 4.25% 8/15/2035	4.04 to 4.26	384,100,000	393,642,484
US Treasury Notes 4.5% 11/15/2033	4.18 to 4.29	371,600,000	389,265,515
US Treasury Notes 4.625% 2/15/2035	4.53	67,200,000	70,906,497
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,066,718,448)			5,934,029,532

Money Market Funds - 4.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (r) (Cost $501,919,651)	3.70	501,819,812	501,920,176

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.855% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	10,300,000	54,559
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.837% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	9,480,000	65,804
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	7,740,000	206,329
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.795% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/2029	5,000,000	139,427
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.865% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	1,300,000	7,505
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.565% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	8,760,000	164,985
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.887% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	3,790,000	116,475
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.996% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	14,200,000	173,864

TOTAL PUT SWAPTIONS			928,948
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	7,740,000	295,408
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.565% and pay annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	8,760,000	164,435
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.887% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	3,790,000	124,707
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.865% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	1,300,000	41,293
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.996% and pay annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	14,200,000	632,678
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.855% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	10,300,000	315,269
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.837% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	9,480,000	288,984
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.795% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/2029	5,000,000	159,183

TOTAL CALL SWAPTIONS			2,021,957
TOTAL PURCHASED SWAPTIONS (Cost $3,431,569)			2,950,905

TOTAL INVESTMENT IN SECURITIES - 110.4% (Cost $13,732,036,681)	13,549,749,625
NET OTHER ASSETS (LIABILITIES) - (10.4)%	(1,276,266,398)
NET ASSETS - 100.0%	12,273,483,227

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 3/1/2056	(35,775,000)	(30,302,495)
Ginnie Mae II Pool 2.5% 3/1/2056	(13,725,000)	(12,108,747)
Ginnie Mae II Pool 4% 3/1/2056	(4,000,000)	(3,847,344)
Ginnie Mae II Pool 4% 4/1/2056	(2,000,000)	(1,922,891)
Ginnie Mae II Pool 4.5% 3/1/2056	(6,700,000)	(6,618,897)
Ginnie Mae II Pool 4.5% 4/1/2056	(6,700,000)	(6,610,784)
Ginnie Mae II Pool 5.5% 3/1/2056	(160,150,000)	(162,212,075)
Ginnie Mae II Pool 6% 3/1/2056	(115,625,000)	(117,970,499)
Ginnie Mae II Pool 6.5% 3/1/2056	(5,900,000)	(6,131,554)
Uniform Mortgage Backed Securities 2% 3/1/2056	(131,050,000)	(108,530,905)
Uniform Mortgage Backed Securities 2.5% 3/1/2056	(20,000,000)	(17,319,532)
Uniform Mortgage Backed Securities 3% 3/1/2056	(15,075,000)	(13,631,686)
Uniform Mortgage Backed Securities 3.5% 3/1/2056	(4,800,000)	(4,523,625)
Uniform Mortgage Backed Securities 4% 3/1/2056	(26,550,000)	(25,806,393)
Uniform Mortgage Backed Securities 4.5% 3/1/2056	(5,200,000)	(5,141,906)
Uniform Mortgage Backed Securities 4.5% 4/1/2056	(5,200,000)	(5,137,843)
Uniform Mortgage Backed Securities 5% 3/1/2041	(68,150,000)	(69,185,560)
Uniform Mortgage Backed Securities 5% 3/1/2056	(6,600,000)	(6,629,906)
Uniform Mortgage Backed Securities 5.5% 3/1/2056	(19,175,000)	(19,483,599)
Uniform Mortgage Backed Securities 6% 3/1/2056	(68,500,000)	(70,263,341)
Uniform Mortgage Backed Securities 6.5% 3/1/2056	(1,850,000)	(1,921,182)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(695,300,764)

TOTAL TBA SALE COMMITMENTS (Proceeds $692,732,093)		(695,300,764)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	1,382	6/2026	289,161,906	396,075
CBOT 5Y US Treasury Notes Contracts (United States)	1,815	6/2026	199,862,695	1,184,900
CBOT US Treasury Ultra Bond Contracts (United States)	160	6/2026	19,450,000	215,226

TOTAL LONG				1,796,201

SHORT

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	(112)	6/2026	(12,743,500)	(50,024)

TOTAL FUTURES CONTRACTS				1,746,177
The notional amount of long futures as a percentage of Net Assets is 4.2%.
The notional amount of short futures as a percentage of Net Assets is 0.1%.

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	8,020,000	(30,144)	(123,654)	(153,798)
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	100,000	(376)	(669)	(1,045)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	230,000	38,503	(57,914)	(19,411)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	370,000	61,939	(94,887)	(32,948)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	16,740	(27,657)	(10,917)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	80,000	13,392	(21,894)	(8,502)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly	200,000	33,481	(50,608)	(17,127)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	110,000	18,414	(26,971)	(8,557)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	16,740	(16,135)	605
CMBX AAA Series 18 Index		12/2057	Goldman Sachs & Co LLC	(0.5%)	Monthly	2,100,000	(2,642)	1,053	(1,589)
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	600,000	96,153	(38,380)	57,773
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly	200,000	32,051	(13,046)	19,005
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly	300,000	45,341	(47,220)	(1,879)
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly	100,000	16,026	(14,607)	1,419
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	400,000	64,102	(57,690)	6,412
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	300,000	24,117	(28,889)	(4,772)
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	300,000	48,077	(42,434)	5,643
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	250,000	41,851	(42,390)	(539)
CMBX AAA Series 18 Index		12/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly	1,200,000	(1,510)	3,806	2,296
CMBX AAA Series 16 Index		4/2065	JPMorgan Securities LLC	(0.5%)	Monthly	3,495,194	18,633	(5,426)	13,207
CMBX AAA Series 18 Index		12/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly	6,800,000	(8,556)	21,346	12,790
CMBX AAA Series 16 Index		4/2065	JPMorgan Securities LLC	(0.5%)	Monthly	3,395,332	18,101	(4,992)	13,109
CMBX AAA Series 19 Index		12/2058	Citigroup Global Markets Ltd	(0.5%)	Monthly	6,600,000	2,804	4,626	7,430
CMBX BBB- Series 19 Index		12/2058	Goldman Sachs & Co LLC	(3%)	Monthly	150,000	12,057	(10,730)	1,327
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	800,000	64,311	(60,875)	3,436

TOTAL BUY PROTECTION							639,605	(756,237)	(116,632)
Sell Protection
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	6,860,000	25,784	149,866	175,650
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,260,000	4,736	28,308	33,044
CMBX AAA Series 12 Index	NR	8/2061	JPMorgan Securities LLC	0.5%	Monthly	3,000,000	10,361	12,446	22,807
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,200,000	(14,097)	30,669	16,572
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,300,000	(15,272)	21,172	5,900
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	300,000	(3,524)	4,425	901
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,100,000	(12,922)	26,577	13,655
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	300,000	(3,524)	3,857	333
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	600,000	(7,049)	6,724	(325)
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	7,700,000	(90,457)	87,165	(3,292)
CMBX AAA Series 17 Index	NR	12/2056	JPMorgan Securities LLC	0.5%	Monthly	1,100,000	(12,922)	12,036	(886)
CMBX AAA Series 15 Index	NR	11/2064	Citigroup Global Markets Ltd	0.5%	Monthly	599,176	(256)	28	(228)
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	600,000	(7,305)	7,243	(62)

TOTAL SELL PROTECTION							(126,447)	390,516	264,069
TOTAL CREDIT DEFAULT SWAPS							513,158	(365,721)	147,437

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2028	225,158,000	(447,876)	0	(447,876)
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	3/2056	5,650,000	270,904	0	270,904
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	3/2033	2,680,000	(2,947)	0	(2,947)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2030	72,611,000	(438,639)	0	(438,639)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2029	147,502,000	(898,774)	0	(898,774)
TOTAL INTEREST RATE SWAPS							(1,517,332)	0	(1,517,332)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $1,131,044.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,075,415.
(g)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $8,079,443.
(h)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(i)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $276,711.

(j)	Security is perpetual in nature with no stated maturity date.
(k)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,002,787,459 or 16.3% of net assets.

(l)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(m)	Level 3 security.
(n)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Principal Only Strips represent the right to receive the monthly principal payments.
(q)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	178,183,751	1,936,613,380	1,612,877,119	7,582,145	164	-	501,920,176	501,819,812	0.8%
Fidelity Securities Lending Cash Central Fund	-	1,088,177,167	1,088,181,268	54,931	4,101	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	160,915,244	5,062,087	-	5,061,653	-	1,399,955	167,377,286	1,856,241	62.0%
Total	339,098,995	3,029,852,634	2,701,058,387	12,698,729	4,265	1,399,955	669,297,462

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	1,123,909,481	-	1,123,909,481	-

Bank Notes
Financials	5,649,527	-	5,649,527	-

Collateralized Mortgage Obligations	184,359,885	-	184,359,851	34

Commercial Mortgage Securities	726,793,528	-	726,092,082	701,446

Fixed-Income Funds	167,377,286	167,377,286	-	-

Non-Convertible Corporate Bonds
Communication Services	192,987,401	-	192,987,401	-
Consumer Discretionary	140,043,803	-	140,043,803	-
Consumer Staples	34,665,747	-	34,665,747	-
Energy	279,515,945	-	279,515,945	-
Financials	1,069,673,304	-	1,069,673,304	-
Health Care	162,719,539	-	162,719,539	-
Industrials	115,021,482	-	115,021,482	-
Information Technology	134,295,623	-	134,295,623	-
Materials	27,141,419	-	27,141,419	-
Real Estate	362,550,406	-	362,550,406	-
Utilities	103,374,354	-	103,374,354	-

Preferred Securities
Financials	8,210,382	-	8,210,382	-

U.S. Government Agency - Mortgage Securities	2,272,559,900	-	2,272,559,900	-

U.S. Treasury Obligations	5,934,029,532	-	5,934,029,532	-

Money Market Funds	501,920,176	501,920,176	-	-

Purchased Swaptions	2,950,905	-	2,950,905	-
Total Investments in Securities:	13,549,749,625	669,297,462	12,879,750,683	701,480
Derivative Instruments:

Assets
Futures Contracts	1,796,201	1,796,201	-	-
Swaps	994,618	-	994,618	-
Total Assets	2,790,819	1,796,201	994,618	-

Liabilities
Futures Contracts	(50,024)	(50,024)	-	-
Swaps	(1,998,792)	-	(1,998,792)	-
Total Liabilities	(2,048,816)	(50,024)	(1,998,792)	-
Total Derivative Instruments:	742,003	1,746,177	(1,004,174)	-
Other Financial Instruments:

TBA Sale Commitments	(695,300,764)	-	(695,300,764)	-
Total Other Financial Instruments:	(695,300,764)	-	(695,300,764)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	723,714	(210,556)
Total Credit Risk	723,714	(210,556)
Interest Rate Risk
Futures Contracts (b)	1,796,201	(50,024)
Purchased Swaptions (c)	2,950,905	-
Swaps (d)	270,904	(1,788,236)
Total Interest Rate Risk	5,018,010	(1,838,260)
Total Value of Derivatives	5,741,724	(2,048,816)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $13,056,919,795)	$12,880,452,163
Fidelity Central Funds (cost $675,116,886)	669,297,462

Total Investment in Securities (cost $13,732,036,681)		$13,549,749,625
Cash		132,453
Receivable for investments sold		1,707,007
Receivable for TBA sale commitments		692,732,093
Receivable for swaps		7,270
Receivable for fund shares sold		21,193,621
Interest receivable		96,646,202
Distributions receivable from Fidelity Central Funds		1,522,389
Receivable for daily variation margin on futures contracts		857,708
Bi-lateral OTC swaps, at value		723,714
Receivable from investment adviser for expense reductions		140,906
Other receivables		7,817
Total assets		14,365,420,805
Liabilities
Payable for investments purchased
Regular delivery	$146,437,260
Delayed delivery	1,224,364,524
TBA sale commitments, at value	695,300,764
Payable for unsettled total return swaps	60,875
Payable for fund shares redeemed	10,775,078
Distributions payable	9,448,932
Bi-lateral OTC swaps, at value	210,556
Accrued management fee	2,846,578
Distribution and service plan fees payable	75,527
Payable for daily variation margin on centrally cleared swaps	688,036
Other affiliated payables	1,721,014
Other payables and accrued expenses	8,434
Total liabilities		2,091,937,578
Net Assets		$12,273,483,227
Net Assets consist of:
Paid in capital		$13,259,442,758
Total accumulated earnings (loss)		(985,959,531)
Net Assets		$12,273,483,227

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($249,849,981 ÷ 33,781,427 shares)(a)		$7.40
Maximum offering price per share (100/96.00 of $7.40)		$7.71
Class M :
Net Asset Value and redemption price per share ($32,942,417 ÷ 4,451,513 shares)(a)		$7.40
Maximum offering price per share (100/96.00 of $7.40)		$7.71
Class C :
Net Asset Value and offering price per share ($20,682,550 ÷ 2,792,459 shares)(a)		$7.41
Investment Grade Bond :
Net Asset Value, offering price and redemption price per share ($6,589,906,181 ÷ 890,347,395 shares)		$7.40
Class I :
Net Asset Value, offering price and redemption price per share ($2,875,680,329 ÷ 388,068,976 shares)		$7.41
Class Z :
Net Asset Value, offering price and redemption price per share ($2,504,421,769 ÷ 337,710,657 shares)		$7.42
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Dividends		$292,506
Interest		236,166,278
Income from Fidelity Central Funds (including $54,931 from security lending)		12,698,729
Total income		249,157,513
Expenses
Management fee	$16,298,896
Transfer agent fees	5,948,453
Distribution and service plan fees	455,161
Fund wide operations fee	3,918,296
Independent trustees' fees and expenses	11,934
Total expenses before reductions	26,632,740
Expense reductions	(517,354)
Total expenses after reductions		26,115,386
Net Investment income (loss)		223,042,127
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	5,089,797
Fidelity Central Funds	4,265
Futures contracts	373,366
Swaps	(1,143,769)
Total net realized gain (loss)		4,323,659
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	199,751,875
Fidelity Central Funds	1,399,955
Futures contracts	889,877
Swaps	934,374
TBA sale commitments	1,599,547
Total change in net unrealized appreciation (depreciation)		204,575,628
Net gain (loss)		208,899,287
Net increase (decrease) in net assets resulting from operations		$431,941,414
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$223,042,127	$415,269,081
Net realized gain (loss)	4,323,659	(47,196,834)
Change in net unrealized appreciation (depreciation)	204,575,628	(25,430,806)
Net increase (decrease) in net assets resulting from operations	431,941,414	342,641,441
Distributions to shareholders	(222,040,948)	(411,542,906)

Share transactions - net increase (decrease)	1,429,391,608	(174,233,780)
Total increase (decrease) in net assets	1,639,292,074	(243,135,245)

Net Assets
Beginning of period	10,634,191,153	10,877,326,398
End of period	$12,273,483,227	$10,634,191,153

Financial Highlights
Fidelity Advisor® Investment Grade Bond Fund Class A

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$7.26	$7.31	$7.05	$7.34	$8.48	$8.76
Income from Investment Operations
Net investment income (loss) A,B	.131	.264	.262	.226	.140	.105
Net realized and unrealized gain (loss)	.139	(.052)	.254	(.297)	(1.142)	(.031)
Total from investment operations	.270	.212	.516	(.071)	(1.002)	.074
Distributions from net investment income	(.130)	(.262)	(.256)	(.219)	(.134)	(.101)
Distributions from net realized gain	-	-	-	-	(.004)	(.253)
Total distributions	(.130)	(.262)	(.256)	(.219)	(.138)	(.354)
Net asset value, end of period	$7.40	$7.26	$7.31	$7.05	$7.34	$8.48
Total Return C,D,E	3.75%	2.99%	7.51%	(.95)%	(11.91)%	.89%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.76% H	.75%	.75%	.76%	.75%	.75%
Expenses net of fee waivers, if any	.76 % H	.75%	.75%	.76%	.75%	.75%
Expenses net of all reductions, if any	.76% H	.75%	.75%	.76%	.75%	.75%
Net investment income (loss)	3.59% H	3.68%	3.71%	3.17%	1.76%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$249,850	$239,727	$203,341	$177,680	$162,128	$209,424
Portfolio turnover rate I	134 % H	196%	232%	131%	75%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not include the effect of the sales charges.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Investment Grade Bond Fund Class M

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$7.27	$7.31	$7.05	$7.34	$8.48	$8.77
Income from Investment Operations
Net investment income (loss) A,B	.131	.265	.263	.226	.140	.106
Net realized and unrealized gain (loss)	.129	(.043)	.253	(.296)	(1.142)	(.041)
Total from investment operations	.260	.222	.516	(.070)	(1.002)	.065
Distributions from net investment income	(.130)	(.262)	(.256)	(.220)	(.134)	(.102)
Distributions from net realized gain	-	-	-	-	(.004)	(.253)
Total distributions	(.130)	(.262)	(.256)	(.220)	(.138)	(.355)
Net asset value, end of period	$7.40	$7.27	$7.31	$7.05	$7.34	$8.48
Total Return C,D,E	3.61%	3.13%	7.51%	(.95)%	(11.91)%	.78%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.75% H	.75%	.75%	.75%	.75%	.74%
Expenses net of fee waivers, if any	.75 % H	.75%	.75%	.75%	.75%	.74%
Expenses net of all reductions, if any	.75% H	.75%	.75%	.75%	.75%	.74%
Net investment income (loss)	3.60% H	3.68%	3.71%	3.17%	1.76%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$32,942	$32,727	$30,761	$28,533	$27,331	$34,264
Portfolio turnover rate I	134 % H	196%	232%	131%	75%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Investment Grade Bond Fund Class C

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$7.27	$7.32	$7.06	$7.35	$8.49	$8.77
Income from Investment Operations
Net investment income (loss) A,B	.103	.210	.208	.171	.079	.040
Net realized and unrealized gain (loss)	.139	(.053)	.254	(.296)	(1.142)	(.031)
Total from investment operations	.242	.157	.462	(.125)	(1.063)	.009
Distributions from net investment income	(.102)	(.207)	(.202)	(.165)	(.073)	(.036)
Distributions from net realized gain	-	-	-	-	(.004)	(.253)
Total distributions	(.102)	(.207)	(.202)	(.165)	(.077)	(.289)
Net asset value, end of period	$7.41	$7.27	$7.32	$7.06	$7.35	$8.49
Total Return C,D,E	3.35%	2.21%	6.68%	(1.71)%	(12.57)%	.12%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.53% H	1.52%	1.52%	1.53%	1.53%	1.52%
Expenses net of fee waivers, if any	1.53 % H	1.52%	1.52%	1.53%	1.53%	1.52%
Expenses net of all reductions, if any	1.53% H	1.52%	1.52%	1.53%	1.53%	1.52%
Net investment income (loss)	2.82% H	2.91%	2.94%	2.39%	.99%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$20,683	$21,816	$26,045	$19,068	$22,043	$34,774
Portfolio turnover rate I	134 % H	196%	232%	131%	75%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Investment Grade Bond Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$7.27	$7.31	$7.05	$7.35	$8.48	$8.77
Income from Investment Operations
Net investment income (loss) A,B	.142	.286	.284	.248	.164	.131
Net realized and unrealized gain (loss)	.129	(.042)	.254	(.307)	(1.132)	(.041)
Total from investment operations	.271	.244	.538	(.059)	(.968)	.090
Distributions from net investment income	(.141)	(.284)	(.278)	(.241)	(.158)	(.127)
Distributions from net realized gain	-	-	-	-	(.004)	(.253)
Total distributions	(.141)	(.284)	(.278)	(.241)	(.162)	(.380)
Net asset value, end of period	$7.40	$7.27	$7.31	$7.05	$7.35	$8.48
Total Return C,D	3.76%	3.44%	7.83%	(.78)%	(11.52)%	1.07%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45 % G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions, if any	.45% G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.89% G	3.98%	4.01%	3.47%	2.06%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$6,589,906	$5,885,541	$6,053,745	$5,336,825	$5,715,468	$6,909,670
Portfolio turnover rate H	134 % G	196%	232%	131%	75%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Investment Grade Bond Fund Class I

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$7.28	$7.32	$7.06	$7.35	$8.49	$8.78
Income from Investment Operations
Net investment income (loss) A,B	.140	.283	.281	.243	.161	.127
Net realized and unrealized gain (loss)	.129	(.043)	.253	(.295)	(1.143)	(.041)
Total from investment operations	.269	.240	.534	(.052)	(.982)	.086
Distributions from net investment income	(.139)	(.280)	(.274)	(.238)	(.154)	(.123)
Distributions from net realized gain	-	-	-	-	(.004)	(.253)
Total distributions	(.139)	(.280)	(.274)	(.238)	(.158)	(.376)
Net asset value, end of period	$7.41	$7.28	$7.32	$7.06	$7.35	$8.49
Total Return C,D	3.73%	3.39%	7.77%	(.69)%	(11.67)%	1.03%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.51% G	.50%	.50%	.50%	.49%	.49%
Expenses net of fee waivers, if any	.51 % G	.50%	.50%	.50%	.49%	.49%
Expenses net of all reductions, if any	.51% G	.50%	.50%	.50%	.49%	.49%
Net investment income (loss)	3.84% G	3.93%	3.96%	3.42%	2.02%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$2,875,680	$2,351,548	$2,175,539	$1,633,979	$1,194,063	$1,548,151
Portfolio turnover rate H	134 % G	196%	232%	131%	75%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Investment Grade Bond Fund Class Z

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$7.28	$7.33	$7.07	$7.36	$8.50	$8.78
Income from Investment Operations
Net investment income (loss) A,B	.145	.293	.290	.254	.170	.138
Net realized and unrealized gain (loss)	.140	(.052)	.255	(.296)	(1.141)	(.030)
Total from investment operations	.285	.241	.545	(.042)	(.971)	.108
Distributions from net investment income	(.145)	(.291)	(.285)	(.248)	(.165)	(.135)
Distributions from net realized gain	-	-	-	-	(.004)	(.253)
Total distributions	(.145)	(.291)	(.285)	(.248)	(.169)	(.388)
Net asset value, end of period	$7.42	$7.28	$7.33	$7.07	$7.36	$8.50
Total Return C,D	3.95%	3.39%	7.91%	(.54)%	(11.53)%	1.28%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.40% G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.36 % G	.36%	.36%	.36%	.36%	.36%
Expenses net of all reductions, if any	.36% G	.36%	.36%	.36%	.36%	.36%
Net investment income (loss)	3.99% G	4.07%	4.10%	3.56%	2.15%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$2,504,422	$2,102,832	$2,387,895	$1,483,035	$1,628,245	$1,298,452
Portfolio turnover rate H	134 % G	196%	232%	131%	75%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Investment Grade Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$197,078,928
Gross unrealized depreciation	(365,474,240)
Net unrealized appreciation (depreciation)	$(168,395,312)
Tax cost	$13,715,952,548

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(359,214,717)
Long-term	(456,843,229)
Total capital loss carryforward	$(816,057,946)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Investment Grade Bond Fund
Credit Risk
Swaps	(42,162)	110,314
Total Credit Risk	(42,162)	110,314
Interest Rate Risk
Futures Contracts	373,366	889,877
Purchased Options	(1,087,084)	347,700
Swaps	(1,101,607)	824,060
Total Interest Rate Risk	(1,815,325)	2,061,637
Totals	(1,857,487)	2,171,951

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Investment Grade Bond Fund	4,792,684,138	4,639,768,793
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	307,318	25,118
Class M	- %	.25%	41,579	387
Class C	.75%	.25%	106,264	11,752
			455,161	37,257

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	11,288
Class M	1,308
Class C A	16
12,612

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond and Class Z. FIIOC receives an asset-based fee of Investment Grade Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	183,963.15
Class M	24,168.15
Class C	17,748.17
Investment Grade Bond	3,114,243.10
Class I	2,014,303.15
Class Z	594,028.05
	5,948,453

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity Investment Grade Bond Fund	.07%

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Investment Grade Bond Fund	$8,332

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Investment Grade Bond Fund	5,779	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class Z	.36%	511,443
		511,443

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $5,911.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2026	Year ended August 31, 2025
Fidelity Investment Grade Bond Fund
Distributions to shareholders
Class A	$4,359,018	$7,924,348
Class M	590,630	1,171,863
Class C	295,472	706,648
Investment Grade Bond	119,703,957	230,326,294
Class I	50,306,126	87,075,848
Class Z	46,785,745	84,337,905
Total	$222,040,948	$411,542,906
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2026	Year ended August 31, 2025	Six months ended February 28, 2026	Year ended August 31, 2025
Fidelity Investment Grade Bond Fund
Class A
Shares sold	4,691,925	12,279,483	$34,390,058	$88,299,779
Reinvestment of distributions	575,695	1,063,061	4,219,906	7,658,145
Shares redeemed	(4,495,686)	(8,166,694)	(32,931,143)	(58,643,771)
Net increase (decrease)	771,934	5,175,850	$5,678,821	$37,314,153
Class M
Shares sold	384,351	1,015,837	$2,815,184	$7,316,673
Reinvestment of distributions	78,709	159,317	577,206	1,148,344
Shares redeemed	(515,431)	(879,456)	(3,779,812)	(6,318,003)
Net increase (decrease)	(52,371)	295,698	$(387,422)	$2,147,014
Class C
Shares sold	181,162	840,828	$1,328,064	$6,068,799
Reinvestment of distributions	36,753	89,680	269,748	646,747
Shares redeemed	(425,172)	(1,490,742)	(3,116,967)	(10,707,908)
Net increase (decrease)	(207,257)	(560,234)	$(1,519,155)	$(3,992,362)
Investment Grade Bond
Shares sold	156,819,116	268,782,506	$1,149,444,311	$1,935,413,559
Reinvestment of distributions	12,258,122	25,648,116	89,916,315	184,916,107
Shares redeemed	(88,549,970)	(312,643,356)	(649,018,046)	(2,248,588,652)
Net increase (decrease)	80,527,268	(18,212,734)	$590,342,580	$(128,258,986)
Class I
Shares sold	115,416,967	132,208,719	$846,946,677	$952,652,400
Reinvestment of distributions	6,454,257	11,254,680	47,399,403	81,235,861
Shares redeemed	(56,982,019)	(117,503,044)	(418,377,959)	(843,878,502)
Net increase (decrease)	64,889,205	25,960,355	$475,968,121	$190,009,759
Class Z
Shares sold	85,317,974	124,087,143	$626,107,592	$895,157,831
Reinvestment of distributions	2,895,850	5,306,021	21,287,454	38,369,195
Shares redeemed	(39,282,170)	(166,602,214)	(288,086,383)	(1,204,980,384)
Net increase (decrease)	48,931,654	(37,209,050)	$359,308,663	$(271,453,358)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Investment Grade Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of a representative class (the retail class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
The Board also considered that the total expenses for Class C of the fund ranked in the 3rd quartile of the total peer group. The Board noted that Class C has a 1.00% 12b-1 fee, while Lipper's level load definition is broad and includes both traditionally priced (1.00%) 12b-1 fee classes and funds without sales loads that have relatively lower distribution and service fees. The Board considered that, when excluding 12b-1 fees, the fund was below median.
The Board also considered that the total expenses for Class I of the fund ranked in the 3rd quartile of the total peer group. The Board noted that Lipper categorizes Class I as institutional load, but Fidelity's Class I has no investment minimum, unlike many institutional load funds. The Board further noted that Lipper's institutional load classification includes classes with a range of investment minimums, 12b-1 fees and distribution methods, and that funds with higher investment minimums tend to have lower total expenses. In information provided to the Board, Fidelity stated that it believes Class I is generally more comparable to retail no-load funds and classes, which tend to have similar investment minimums.
Other Contractual Arrangements. The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be amended to increase the fees or expenses payable by the retail class of the fund except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the fund or class, as applicable. The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.538655.128
IGB-SANN-0426
Fidelity® Intermediate Bond Fund

Semi-Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Intermediate Bond Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 11.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.9%
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class X, CME Term SOFR 3 month Index + 1%, 4.6722% 1/15/2038 (b)(c)(d)	1,705,900	1,705,842
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 4.8276% 1/20/2037 (b)(c)(d)	14,022,000	14,040,088
Neuberger Berman Ln Advisers Nbla CLO Ltd / Neuberger Berman Ln Series 2026-50A Class AR2, CME Term SOFR 3 month Index + 1.04%, 4.6989% 7/23/2036 (b)(c)(d)	12,220,000	12,221,650
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 4.8576% 1/20/2037 (b)(c)(d)	19,121,000	19,136,928
TOTAL BAILIWICK OF JERSEY		47,104,508
GRAND CAYMAN (UK OVERSEAS TER) - 3.3%
Aimco CLO Ser / Aimco CLO Ser LLC Series 2024-AA Class XR, CME Term SOFR 3 month Index + 1%, 4.8816% 10/17/2037 (b)(c)(d)	1,360,000	1,360,167
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 4.9822% 7/15/2038 (b)(c)(d)	5,627,000	5,647,758
Bain Capital Credit Clo Ltd Series 2025-5A Class ARR, CME Term SOFR 3 month Index + 1.15%, 4.8176% 4/20/2034 (b)(c)(d)	12,740,000	12,752,052
Benefit Street Partners Clo Xxii Ltd Series 2025-22A Class ARR, CME Term SOFR 3 month Index + 1.15%, 4.8176% 4/20/2035 (b)(c)(d)	13,300,000	13,316,572
Benefit Street Partners Clo Xxv Ltd Series 2025-25A Class A1R, CME Term SOFR 3 month Index + 1%, 4.6722% 1/15/2035 (b)(c)(d)	7,613,000	7,614,469
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.7376% 7/18/2034 (b)(c)(d)	8,750,000	8,758,076
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 4.9456% 8/20/2034 (b)(c)(d)	5,695,000	5,705,695
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 4.7722% 7/15/2035 (b)(c)(d)	8,184,000	8,177,461
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7522% 7/15/2036 (b)(c)(d)	17,426,000	17,458,046
Flatiron Clo Ltd Series 2025-1A Class AR2, CME Term SOFR 3 month Index + 1.18%, 4.8325% 11/16/2034 (b)(c)(d)	4,708,140	4,711,153
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (b)	217,345	215,710
Invesco CLO 2021-3 Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7492% 10/22/2034 (b)(c)(d)	11,000,000	11,014,014
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7522% 7/15/2034 (b)(c)(d)	8,203,000	8,208,939
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 4.9222% 7/15/2036 (b)(c)(d)	8,952,000	8,957,425
Magnetite Xxiii Ltd Series 2026-23A Class AR2, CME Term SOFR 3 month Index + 0.99%, 4.6371% 1/25/2035 (b)(c)(d)	9,540,000	9,548,223
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 4.9976% 7/20/2038 (b)(c)(d)	8,783,000	8,800,654
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6122% 7/15/2033 (b)(c)(d)	11,306,638	11,313,546
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.6722% 1/15/2033 (b)(c)(d)	1,085,963	1,085,963
RR Ltd Series 2025-16A Class A1R, CME Term SOFR 3 month Index + 1.05%, 4.7222% 7/15/2036 (b)(c)(d)	8,397,000	8,397,798
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/2046 (b)	3,550,579	3,405,492
TCI-Symphony CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.1916%, 4.8638% 7/15/2030 (b)(c)(d)	359,814	359,983
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (b)	897,748	891,158
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 4.4714% 4/6/2042 (b)(c)(d)	1,143,000	904,663
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9176% 4/20/2035 (b)(c)(d)	7,174,000	7,186,978
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		165,791,995
UNITED STATES - 7.0%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (b)	1,916,412	1,974,752
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (b)	1,698,638	1,750,348
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (b)	1,578,764	1,624,836
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (b)	1,291,731	1,257,485
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (b)	2,595,083	2,490,062
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (b)	2,190,751	2,252,793
American Express Credit Account Master Trust Series 2024-2 Class A, 5.24% 4/15/2031	10,741,000	11,243,218
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (b)	123,703	122,863
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (b)	861,000	877,692
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (b)	1,600,000	1,628,146
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class A, 4.17% 2/20/2030 (b)	5,800,000	5,825,753
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (b)	2,032,672	1,950,071
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	1,122,482	1,136,369
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (b)	387,130	383,265
Chase Auto Owner Trust Series 2024-2A Class A4, 5.48% 11/26/2029 (b)	1,500,000	1,552,604
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	8,477,000	8,780,286
Chase Issuance Trust Series 2024-A2 Class A, 4.63% 1/15/2031	13,000,000	13,362,205
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	10,727,000	10,811,166
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	1,388,289	1,395,438
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (b)	7,188,910	7,080,029
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (b)	2,468,813	2,494,383
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	351,520	355,165
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	546,000	557,323
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (b)	7,226,720	7,208,992
Domino's Pizza Master Issuer LLC Series 2025-1A Class A2I, 4.93% 7/25/2055 (b)	13,150,000	13,389,164
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	774,398	783,418
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	5,914,000	5,991,546
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	2,139,000	2,162,686
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (b)	5,650,000	5,749,185
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	1,144,000	1,160,990
Flatiron Clo 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 4.9076% 4/17/2036 (b)(c)(d)	10,932,000	10,950,278
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.5822% 10/15/2034 (b)(c)(d)	7,600,000	7,596,200
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	4,365,000	4,400,852
Ford Credit Auto Owner Trust Series 2023-1 Class A, 4.85% 8/15/2035 (b)	11,603,000	11,843,784
Ford Credit Auto Owner Trust Series 2023-2 Class A, 5.28% 2/15/2036 (b)	7,988,000	8,273,068
Ford Credit Auto Owner Trust Series 2024-1 Class A, 4.87% 8/15/2036 (b)	7,176,000	7,394,075
Ford Credit Auto Owner Trust Series 2024-A Class A4, 5.01% 9/15/2029	2,800,000	2,860,390
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (b)	5,501,000	5,589,246
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	6,710,000	6,831,194
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	3,385,000	3,435,615
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (b)	3,763,380	3,868,484
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	518,629	522,314
GM Financial Revolving Receivables Trust Series 2023-1 Class A, 5.12% 4/11/2035 (b)	7,253,000	7,462,810
GM Financial Revolving Receivables Trust Series 2023-2 Class A, 5.77% 8/11/2036 (b)	11,424,000	12,014,789
GM Financial Revolving Receivables Trust Series 2024-1 Class A, 4.98% 12/11/2036 (b)	5,692,000	5,885,869
GMF Floorplan Owner Revolving Trust Series 2023-1 Class B, 5.73% 6/15/2028 (b)	4,517,000	4,536,338
GMF Floorplan Owner Revolving Trust Series 2024-1A Class B, 5.33% 3/15/2029 (b)	5,100,000	5,162,472
GMF Floorplan Owner Revolving Trust Series 2024-2A Class A, 5.06% 3/15/2031 (b)	12,352,000	12,796,059
GMF Floorplan Owner Revolving Trust Series 2024-2A Class B, 5.35% 3/15/2031 (b)	1,275,000	1,316,158
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/2028	479,866	482,887
Juniper Valley Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7476% 7/20/2036 (b)(c)(d)	10,000,000	10,006,680
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	1,492,000	1,513,993
Mercedes-Benz Auto Lease Trust Series 2024-A Class A4, 5.32% 2/15/2030	6,065,000	6,165,144
MetLife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/2058 (b)	93,203	92,350
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3, CME Term SOFR 1 month Index + 5.3645%, 9.0382% 8/25/2034 (c)(d)(e)	86,650	138,431
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	3,127,000	3,160,679
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (b)	2,250,000	2,289,712
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (b)	418,336	429,338
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (b)	3,213,811	3,234,761
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (b)	2,050,000	2,082,770
Pstat Series 2026-2A Class A1R, CME Term SOFR 3 month Index + 0.82%, 0.82% 1/15/2033 (b)(c)(d)	17,330,000	17,329,914
SBA Tower Trust Series 2021, 1.631% 5/15/2051 (b)	9,464,000	9,302,507
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (b)	1,986,726	2,053,204
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	2,649,463	2,679,286
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	2,807,463	2,876,010
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.6482% 9/25/2034 (c)(d)	67,880	73,033
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	6,694,000	6,719,418
Verizon Master Trust Series 2023-7 Class A1A, 5.67% 11/20/2029	10,000,000	10,133,464
Verizon Master Trust Series 2024-2 Class A, 4.83% 12/22/2031 (b)	7,262,000	7,463,743
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	4,287,671	4,338,341
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A4, 5.57% 4/22/2030	4,900,000	5,014,671
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3, 5.02% 6/20/2028	1,522,027	1,531,611
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	2,182,817	2,206,772
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	3,694,313	3,712,107
TOTAL UNITED STATES		345,123,054
TOTAL ASSET-BACKED SECURITIES (Cost $550,482,752)		558,019,557

Collateralized Mortgage Obligations - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Ajax Mortgage Loan Trust Series 2021-C Class A, 6.115% 1/25/2061 (b)	671,595	672,231
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (b)	2,624,558	2,383,210
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (b)(d)	1,440,542	1,371,669
Bravo Residential Funding Trust Series 2020-RPL2 Class A1, 2% 5/25/2059 (b)	1,085,705	1,028,712
Bravo Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (b)	5,840,923	5,458,251
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	733,043	726,330
CSMC Trust Series 2020-RPL4 Class A1, 2% 1/25/2060 (b)	353,432	324,216
Fannie Mae Guaranteed REMIC Series 2013-16 Class GP, 3% 3/25/2033	216,551	214,267
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	107,064	107,920
Gcat 2021-Nqm7 Tr Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (b)	1,237,280	1,167,882
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 6.25% 7/25/2067 (b)(d)	3,171,848	3,186,134
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (b)	467,520	447,045
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/2059 (b)	484,657	467,749
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (b)	46,172	44,031
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	19,263	19,237
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	3,293,947	3,226,891
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 4.9277% 7/20/2034 (c)(d)	878	825
TOWD Point Mortgage Trust Series 2018-1 Class A2, 3.25% 1/25/2058 (b)	3,281,112	3,226,514
TOTAL UNITED STATES		24,073,114
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,884,388)		24,073,114

Commercial Mortgage Securities - 3.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.8%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.4026% 6/15/2040 (b)(c)(d)	9,085,000	9,130,579
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	849,753	822,159
BANK Series 2018-BN15 Class ASB, 4.285% 11/15/2061	1,186,121	1,189,460
BANK Series 2021-BN33 Class XA, 1.0239% 5/15/2064 (d)(h)	12,144,205	436,356
BANK Series 2021-BN36 Class ASB, 2.283% 9/15/2064	10,250,000	9,783,637
BANK Series 2022-BNK41 Class ASB, 3.7892% 4/15/2065 (d)	6,700,000	6,631,497
BBCMS Mortgage Trust Series 2019-C5 Class ASB, 2.99% 11/15/2052	2,381,325	2,349,469
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	1,300,000	1,252,189
BCP Trust Series 2021-330N Class A, CME Term SOFR 1 month Index + 0.9135%, 4.5735% 6/15/2038 (b)(c)(d)	7,697,319	6,943,292
Benchmark Mortgage Trust Series 2018-B7 Class A2, 4.377% 5/15/2053	1,448,756	1,446,712
Benchmark Mortgage Trust Series 2019-B12 Class XA, 1.0157% 8/15/2052 (d)(h)	14,380,445	343,537
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7596% 12/15/2062 (d)(h)	13,987,310	265,879
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.3751% 3/15/2053 (d)(h)	25,111,890	1,008,963
Benchmark Mortgage Trust Series 2020-B19 Class XA, 1.6588% 9/15/2053 (d)(h)	17,980,982	793,132
Benchmark Mortgage Trust Series 2021-B31 Class AAB, 2.615% 12/15/2054	8,000,000	7,636,281
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 4.7745% 9/15/2026 (b)(c)(d)	3,041,072	3,022,292
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.0018% 3/15/2041 (b)(c)(d)	2,875,794	2,875,794
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.103% 4/15/2040 (b)(c)(d)	5,689,179	5,696,291
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.301% 5/15/2041 (b)(d)	425,373	425,639
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4636% 10/15/2036 (b)(c)(d)	5,672,488	5,661,852
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.4211% 12/9/2040 (b)(c)(d)	871,289	871,289
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9525% 12/15/2039 (b)(c)(d)	774,716	774,958
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 3/15/2043 (b)(c)(d)	5,178,000	5,181,257
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.1015% 4/15/2041 (b)(c)(d)	5,534,722	5,536,451
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.8035% 3/15/2030 (b)(c)(d)	8,971,536	8,960,322
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 4.6245% 11/15/2038 (b)(c)(d)	2,200,025	2,199,337
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 4.4104% 10/15/2026 (b)(c)(d)	1,974,568	1,973,951
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.8097% 2/15/2035 (b)(c)(d)	3,377,000	3,372,436
CD Mortgage Trust Series 2017-CD5 Class AAB, 3.22% 8/15/2050	336,612	334,546
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (b)(d)	2,474,000	2,536,197
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (b)	86,588,000	566,077
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (b)	3,914,756	3,317,526
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	2,813,543	2,300,870
CSAIL Commercial Mortgage Trust Series 2020-C19 Class ASB, 2.5501% 3/15/2053	10,102,942	9,790,822
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (b)(d)	10,131,000	10,386,838
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9597% 10/15/2042 (b)(c)(d)	6,025,000	6,032,531
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 2/15/2043 (b)(c)(d)	5,584,000	5,585,745
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (d)	12,375,000	12,605,189
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K545 Class A2, 4.29% 7/25/2030	9,451,000	9,637,799
GS Mortgage Securities Trust Series 2013-GC13 Class AS, 3.858% 7/10/2046 (b)(d)	1,126,084	1,114,823
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (b)(d)	1,776,000	1,812,772
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class D, 4.6132% 7/5/2031 (b)(d)	3,378,000	1,038,735
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (b)	2,057,853	1,962,677
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.2745% 9/15/2029 (b)(c)(d)	634,968	622,454
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.4745% 7/15/2038 (b)(c)(d)	1,379,764	1,378,727
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.1406% 6/15/2054 (d)(h)	3,939,479	145,191
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 3/15/2043 (b)(c)(d)	7,196,000	7,196,000
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.5049% 11/15/2038 (b)(c)(d)	2,314,256	2,313,533
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.9026% 12/15/2039 (b)(c)(d)	4,674,000	4,679,846
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9635% 12/15/2050 (d)(h)	43,122,291	614,713
UBS Commercial Mortgage Trust Series 2018-C8 Class ASB, 3.903% 2/15/2051	2,500,181	2,492,582
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (b)	1,920,006	1,668,055
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/2042 (b)(d)	57,900,875	980,401
Wells Fargo Commercial Mortgage Trust Series 2017-C41 Class ASB, 3.39% 11/15/2050	80,235	79,779
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (b)(d)	2,183,000	2,203,804
TOTAL UNITED STATES		189,983,243
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $194,536,839)		189,983,243

Foreign Government and Government Agency Obligations - 0.3%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.2%
Colombian Republic 5.375% 1/21/2029	8,065,000	8,048,870
Colombian Republic 6.125% 1/21/2031	2,455,000	2,448,863
TOTAL COLOMBIA		10,497,733
MEXICO - 0.1%
United Mexican States 3.25% 4/16/2030	2,368,000	2,254,040
United Mexican States 3.5% 2/12/2034	1,965,000	1,720,357
United Mexican States 6% 5/13/2030	4,380,000	4,607,760
TOTAL MEXICO		8,582,157
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $19,119,050)		19,079,890

Non-Convertible Corporate Bonds - 39.3%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.1%
Banks - 0.1%
Westpac Banking Corp 4.11% 7/24/2034 (d)	1,134,000	1,124,249
Westpac Banking Corp 5.405% 8/10/2033 (d)	4,101,000	4,275,394
TOTAL FINANCIALS		5,399,643
Materials - 0.1%
Metals & Mining - 0.1%
Glencore Funding LLC 5.186% 4/1/2030 (b)	6,052,000	6,262,305
TOTAL AUSTRALIA		11,661,948
CANADA - 1.6%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 3.2% 3/15/2027	1,601,000	1,589,277
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc 2.95% 1/25/2030 (b)	5,819,000	5,569,414
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Canadian Natural Resources Ltd 2.95% 7/15/2030	9,591,000	9,167,078
Canadian Natural Resources Ltd 5% 12/15/2029	2,867,000	2,958,875
Cenovus Energy Inc 2.65% 1/15/2032	5,000,000	4,544,650
Cenovus Energy Inc 4.65% 3/20/2031	5,811,000	5,884,737
Enbridge Inc 4.9% 6/20/2030	9,819,000	10,115,145
Enbridge Inc 5.25% 4/5/2027	4,591,000	4,652,303
Enbridge Inc 5.3% 4/5/2029	3,837,000	3,976,923
Enbridge Inc 6% 11/15/2028	7,927,000	8,350,808
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	2,316,000	2,341,015
TOTAL ENERGY		51,991,534
Financials - 0.4%
Banks - 0.4%
Bank of Nova Scotia/The 4.247% 2/2/2030 (d)	14,610,000	14,682,093
Royal Bank of Canada 2.3% 11/3/2031	6,190,000	5,650,510
TOTAL FINANCIALS		20,332,603
TOTAL CANADA		79,482,828
FRANCE - 0.9%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Orange SA 4.25% 1/13/2031 (b)	8,306,000	8,319,534
Orange SA 4.75% 1/13/2033 (b)	6,837,000	6,916,728
TOTAL COMMUNICATION SERVICES		15,236,262
Financials - 0.6%
Banks - 0.6%
Credit Agricole SA 6.251% 1/10/2035 (b)(d)	10,500,000	11,166,270
Societe Generale SA 1.792% 6/9/2027 (b)(d)	4,104,000	4,078,601
Societe Generale SA 4.677% 6/15/2027 (b)	5,569,000	5,628,957
Societe Generale SA 5.634% 1/19/2030 (b)(d)	10,410,000	10,807,641
TOTAL FINANCIALS		31,681,469
TOTAL FRANCE		46,917,731
GERMANY - 1.8%
Consumer Discretionary - 0.5%
Automobiles - 0.5%
Mercedes-Benz Finance North America LLC 4.8% 3/30/2028 (b)	7,608,000	7,734,401
Volkswagen Group of America Finance LLC 4.35% 6/8/2027 (b)	7,639,000	7,660,118
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (b)	9,700,000	9,783,671
TOTAL CONSUMER DISCRETIONARY		25,178,190
Financials - 1.0%
Capital Markets - 1.0%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (d)	4,598,000	4,542,150
Deutsche Bank AG/New York NY 4.725% 2/6/2032 (d)	14,550,000	14,674,332
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (d)	10,800,000	10,999,473
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (d)	4,500,000	4,598,970
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (d)	13,200,000	13,805,374
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (d)	2,700,000	2,730,528
TOTAL FINANCIALS		51,350,827
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer US Finance II LLC 4.375% 12/15/2028 (b)	8,615,000	8,645,881
Industrials - 0.1%
Machinery - 0.1%
Daimler Truck Finance North America LLC 2% 12/14/2026 (b)	4,559,000	4,494,514
TOTAL GERMANY		89,669,412
HONG KONG - 0.1%
Financials - 0.1%
Insurance - 0.1%
AIA Group Ltd 3.9% 4/6/2028 (b)	5,569,000	5,586,559
IRELAND - 1.3%
Financials - 0.8%
Banks - 0.1%
Bank of Ireland Group PLC 5.601% 3/20/2030 (b)(d)	6,702,000	6,973,291
Consumer Finance - 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	1,456,000	1,416,424
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	5,000,000	4,672,503
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.125% 2/28/2029	8,161,000	8,165,268
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029	4,311,000	4,426,385
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028	7,897,000	8,178,249
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	5,500,000	5,593,302
		32,452,131
TOTAL FINANCIALS		39,425,422
Industrials - 0.5%
Transportation Infrastructure - 0.5%
Avolon Holdings Funding Ltd 3.25% 2/15/2027 (b)	1,761,000	1,744,875
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (b)	645,000	645,040
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (b)	6,243,000	6,325,914
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (b)	307,000	314,384
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (b)	11,100,000	11,599,757
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	2,418,000	2,520,147
TOTAL INDUSTRIALS		23,150,117
TOTAL IRELAND		62,575,539
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	200,000	207,531
ITALY - 0.4%
Utilities - 0.4%
Electric Utilities - 0.4%
Enel Finance International NV 4.375% 9/30/2030 (b)	8,940,000	8,985,676
Enel Finance International NV 5.125% 6/26/2029 (b)	12,900,000	13,289,990

TOTAL ITALY		22,275,666
JAPAN - 1.5%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
NTT Finance Corp 1.591% 4/3/2028 (b)	6,562,000	6,259,803
NTT Finance Corp 4.62% 7/16/2028 (b)	590,000	598,913
NTT Finance Corp 4.876% 7/16/2030 (b)	6,253,000	6,415,100
TOTAL COMMUNICATION SERVICES		13,273,816
Consumer Staples - 0.1%
Tobacco - 0.1%
Japan Tobacco Inc 4.85% 5/15/2028 (b)	5,679,000	5,794,564
Japan Tobacco Inc 5.21% 6/15/2030 (b)	4,267,000	4,455,899
TOTAL CONSUMER STAPLES		10,250,463
Financials - 1.1%
Banks - 1.1%
Mitsubishi UFJ Financial Group Inc 1.64% 10/13/2027 (d)	7,703,000	7,596,972
Mitsubishi UFJ Financial Group Inc 5.017% 7/20/2028 (d)	8,580,000	8,707,804
Mitsubishi UFJ Financial Group Inc 5.258% 4/17/2030 (d)	8,500,000	8,801,675
Mizuho Financial Group Inc 1.234% 5/22/2027 (d)	6,310,000	6,272,547
Mizuho Financial Group Inc 1.554% 7/9/2027 (d)	6,800,000	6,744,015
Mizuho Financial Group Inc 2.201% 7/10/2031 (d)	5,300,000	4,874,961
Mizuho Financial Group Inc 4.254% 9/11/2029 (d)	1,965,000	1,975,171
Mizuho Financial Group Inc 4.711% 7/8/2031 (d)	8,338,000	8,502,140
TOTAL FINANCIALS		53,475,285
TOTAL JAPAN		76,999,564
MEXICO - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Petroleos Mexicanos 5.95% 1/28/2031	14,000,000	13,706,000
Petroleos Mexicanos 6.7% 2/16/2032	4,595,000	4,608,326

TOTAL MEXICO		18,314,326
NETHERLANDS - 0.6%
Consumer Staples - 0.0%
Food Products - 0.0%
JDE Peet's NV 1.375% 1/15/2027 (b)	1,001,000	977,816
Financials - 0.3%
Banks - 0.3%
Cooperatieve Rabobank UA 1.98% 12/15/2027 (b)(d)	2,686,000	2,645,280
ING Groep NV 1.726% 4/1/2027 (d)	2,376,000	2,371,499
ING Groep NV 4.858% 3/25/2029 (d)	4,000,000	4,069,516
ING Groep NV 5.335% 3/19/2030 (d)	5,470,000	5,666,627
TOTAL FINANCIALS		14,752,922
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	5,400,000	4,878,181
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	1,296,000	1,318,459
NXP BV / NXP Funding LLC / NXP USA Inc 5% 1/15/2033	6,356,000	6,504,944
TOTAL INFORMATION TECHNOLOGY		12,701,584
TOTAL NETHERLANDS		28,432,322
NORWAY - 0.3%
Financials - 0.3%
Banks - 0.3%
DNB Bank ASA 1.535% 5/25/2027 (b)(d)	2,813,000	2,796,707
DNB Bank ASA 1.605% 3/30/2028 (b)(d)	6,094,000	5,946,044
DNB Bank ASA 4.853% 11/5/2030 (b)(d)	4,700,000	4,828,306

TOTAL NORWAY		13,571,057
UNITED KINGDOM - 4.1%
Consumer Staples - 0.6%
Tobacco - 0.6%
BAT Capital Corp 4.7% 4/2/2027	3,990,000	4,017,053
BAT International Finance PLC 1.668% 3/25/2026	7,824,000	7,811,929
BAT International Finance PLC 5.931% 2/2/2029	7,000,000	7,374,045
Imperial Brands Finance PLC 5.5% 2/1/2030 (b)	11,100,000	11,594,766
TOTAL CONSUMER STAPLES		30,797,793
Financials - 3.1%
Banks - 3.0%
Barclays PLC 2.279% 11/24/2027 (d)	8,259,000	8,148,164
Barclays PLC 4.219% 5/24/2030 (d)	3,860,000	3,860,843
Barclays PLC 5.367% 2/25/2031 (d)	10,565,000	10,966,773
Barclays PLC 5.69% 3/12/2030 (d)	8,029,000	8,370,243
Barclays PLC 5.829% 5/9/2027 (d)	5,000,000	5,016,105
HSBC Holdings PLC 4.619% 11/6/2031 (d)	13,685,000	13,841,797
HSBC Holdings PLC 4.899% 3/3/2029 (d)	8,453,000	8,590,930
HSBC Holdings PLC 5.21% 8/11/2028 (d)	9,616,000	9,767,315
HSBC Holdings PLC 5.546% 3/4/2030 (d)	7,000,000	7,280,985
Lloyds Banking Group PLC 4.425% 11/4/2031 (d)	14,687,000	14,758,012
Lloyds Banking Group PLC 5.462% 1/5/2028 (d)	10,500,000	10,629,399
Lloyds Banking Group PLC 5.985% 8/7/2027 (d)	3,450,000	3,479,273
NatWest Group PLC 1.642% 6/14/2027 (d)	2,293,000	2,277,547
NatWest Group PLC 3.073% 5/22/2028 (d)	2,293,000	2,269,651
NatWest Group PLC 4.964% 8/15/2030 (d)	12,000,000	12,302,484
NatWest Group PLC 5.115% 5/23/2031 (d)	12,530,000	12,922,439
NatWest Group PLC 5.847% 3/2/2027 (d)	5,364,000	5,364,000
Standard Chartered PLC 4.299% 1/13/2030 (b)(d)	6,644,000	6,663,029
		146,508,989
Financial Services - 0.1%
Nationwide Building Society 6.557% 10/18/2027 (b)(d)	6,900,000	7,009,355
TOTAL FINANCIALS		153,518,344
Industrials - 0.4%
Aerospace & Defense - 0.4%
BAE Systems PLC 3.4% 4/15/2030 (b)	6,006,000	5,866,718
BAE Systems PLC 5.125% 3/26/2029 (b)	2,932,000	3,037,273
BAE Systems PLC 5.25% 3/26/2031 (b)	774,000	810,873
BAE Systems PLC 5.3% 3/26/2034 (b)	9,000,000	9,475,914
TOTAL INDUSTRIALS		19,190,778
TOTAL UNITED KINGDOM		203,506,915
UNITED STATES - 26.1%
Communication Services - 1.4%
Diversified Telecommunication Services - 0.8%
AT&T Inc 1.65% 2/1/2028	4,123,000	3,953,772
AT&T Inc 4.3% 2/15/2030	11,310,000	11,417,333
AT&T Inc 4.4% 4/30/2031	7,250,000	7,316,922
Verizon Communications Inc 2.1% 3/22/2028	4,944,000	4,777,374
Verizon Communications Inc 2.355% 3/15/2032	7,604,000	6,790,305
Verizon Communications Inc 4.75% 1/15/2033	2,495,000	2,530,291
		36,785,997
Interactive Media & Services - 0.3%
Meta Platforms Inc 4.2% 11/15/2030	6,457,000	6,513,786
Meta Platforms Inc 4.6% 11/15/2032	6,985,000	7,102,159
		13,615,945
Media - 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	10,200,000	10,109,954
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	3,155,000	3,153,247
Discovery Global Holdings Inc 3.755% 3/15/2027	1,831,000	1,825,306
		15,088,507
Wireless Telecommunication Services - 0.0%
T-Mobile USA Inc 2.4% 3/15/2029	2,211,000	2,112,199
TOTAL COMMUNICATION SERVICES		67,602,648
Consumer Discretionary - 1.7%
Automobiles - 0.8%
General Motors Financial Co Inc 2.35% 2/26/2027	2,587,000	2,546,290
General Motors Financial Co Inc 4.2% 10/27/2028	5,178,000	5,197,777
General Motors Financial Co Inc 4.6% 1/8/2031	14,300,000	14,431,016
General Motors Financial Co Inc 5.45% 7/15/2030	12,600,000	13,168,600
General Motors Financial Co Inc 6% 1/9/2028	6,100,000	6,301,624
		41,645,307
Household Durables - 0.0%
Toll Brothers Finance Corp 4.875% 3/15/2027	1,352,000	1,359,750
Leisure Products - 0.2%
Brunswick Corp/DE 5.85% 3/18/2029	8,511,000	8,848,849
Specialty Retail - 0.7%
Advance Auto Parts Inc 5.95% 3/9/2028	5,890,000	6,055,232
AutoZone Inc 4% 4/15/2030	3,155,000	3,141,355
AutoZone Inc 5.165% 6/15/2030	2,040,000	2,114,415
AutoZone Inc 6.25% 11/1/2028	4,041,000	4,268,198
Lowe's Cos Inc 1.7% 10/15/2030	9,316,000	8,374,994
Lowe's Cos Inc 1.7% 9/15/2028	3,155,000	2,989,704
O'Reilly Automotive Inc 3.9% 6/1/2029	3,155,000	3,144,071
O'Reilly Automotive Inc 4.2% 4/1/2030	5,353,000	5,375,115
		35,463,084
TOTAL CONSUMER DISCRETIONARY		87,316,990
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.1%
Mars Inc 4.8% 3/1/2030 (b)	2,757,000	2,834,181
Mars Inc 5% 3/1/2032 (b)	2,070,000	2,144,239
		4,978,420
Tobacco - 0.3%
Altria Group Inc 4.8% 2/14/2029	964,000	984,922
Philip Morris International Inc 5.125% 11/17/2027	10,015,000	10,225,276
Philip Morris International Inc 5.125% 2/13/2031	5,374,000	5,606,235
		16,816,433
TOTAL CONSUMER STAPLES		21,794,853
Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Columbia Pipelines Holding Co LLC 4.999% 11/17/2032 (b)	6,902,000	7,041,134
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (b)	9,253,000	9,518,990
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)	2,000,000	2,136,464
Eastern Gas Transmission & Storage Inc 3% 11/15/2029	3,470,000	3,357,488
Energy Transfer LP 4.2% 4/15/2027	5,070,000	5,083,288
Energy Transfer LP 4.55% 1/15/2031	6,435,000	6,496,669
Energy Transfer LP 4.95% 6/15/2028	6,355,000	6,481,982
Energy Transfer LP 5.25% 7/1/2029	1,087,000	1,127,115
EQT Corp 3.625% 5/15/2031 (b)	7,000,000	6,696,976
EQT Corp 3.9% 10/1/2027	1,412,000	1,409,343
EQT Corp 5.7% 4/1/2028	339,000	350,502
EQT Corp 5.75% 2/1/2034	5,000,000	5,296,848
MPLX LP 1.75% 3/1/2026	3,091,000	3,090,664
MPLX LP 4% 3/15/2028	3,155,000	3,158,757
Occidental Petroleum Corp 5.375% 1/1/2032	3,535,000	3,679,887
Occidental Petroleum Corp 6.625% 9/1/2030	3,066,000	3,318,105
ONEOK Inc 4.4% 10/15/2029	965,000	973,148
ONEOK Inc 4.75% 10/15/2031	6,165,000	6,253,481
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	9,751,000	9,562,557
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	3,580,000	3,512,879
Targa Resources Corp 4.35% 4/15/2031	1,422,000	1,422,114
Targa Resources Corp 4.9% 9/15/2030	1,552,000	1,593,803
Western Gas Partners LP 4.8% 3/1/2031	2,006,000	2,022,993
Western Gas Partners LP 6.35% 1/15/2029	8,000,000	8,453,778
Williams Cos Inc/The 4.625% 6/30/2030	2,406,000	2,447,475
Williams Cos Inc/The 4.8% 11/15/2029	4,930,000	5,053,066
TOTAL ENERGY		109,539,506
Financials - 11.9%
Banks - 4.8%
Bank of America Corp 2.496% 2/13/2031 (d)	3,155,000	2,963,272
Bank of America Corp 2.551% 2/4/2028 (d)	4,110,000	4,056,639
Bank of America Corp 2.592% 4/29/2031 (d)	7,000,000	6,581,764
Bank of America Corp 3.97% 3/5/2029 (d)	8,155,000	8,149,138
Bank of America Corp 3.974% 2/7/2030 (d)	4,290,000	4,286,185
Bank of America Corp 4.25% 10/22/2026	3,730,000	3,735,675
Bank of America Corp 4.271% 7/23/2029 (d)	7,208,000	7,248,767
Bank of America Corp 4.376% 4/27/2028 (d)	5,400,000	5,424,706
Bank of America Corp 4.948% 7/22/2028 (d)	5,489,000	5,557,907
Bank of America Corp 5.162% 1/24/2031 (d)	4,600,000	4,774,528
Bank of America Corp 5.468% 1/23/2035 (d)	4,089,000	4,285,257
Citigroup Inc 2.666% 1/29/2031 (d)	5,530,000	5,217,506
Citigroup Inc 3.07% 2/24/2028 (d)	5,682,000	5,627,121
Citigroup Inc 4.075% 4/23/2029 (d)	5,190,000	5,197,697
Citizens Financial Group Inc 5.718% 7/23/2032 (d)	5,236,000	5,515,811
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (d)	3,163,000	3,183,723
JPMorgan Chase & Co 1.764% 11/19/2031 (d)	4,010,000	3,591,872
JPMorgan Chase & Co 2.069% 6/1/2029 (d)	8,532,000	8,183,678
JPMorgan Chase & Co 2.522% 4/22/2031 (d)	6,955,000	6,526,138
JPMorgan Chase & Co 2.947% 2/24/2028 (d)	11,415,000	11,299,709
JPMorgan Chase & Co 2.956% 5/13/2031 (d)	4,445,000	4,229,724
JPMorgan Chase & Co 4.25% 10/1/2027	2,524,000	2,542,025
JPMorgan Chase & Co 4.912% 7/25/2033 (d)	7,000,000	7,177,209
JPMorgan Chase & Co 4.995% 7/22/2030 (d)	12,200,000	12,567,580
PNC Financial Services Group Inc/The 4.899% 5/13/2031 (d)	7,000,000	7,189,949
Santander Holdings USA Inc 2.49% 1/6/2028 (d)	5,673,000	5,591,226
Truist Financial Corp 5.071% 5/20/2031 (d)	9,922,000	10,240,588
Truist Financial Corp 5.435% 1/24/2030 (d)	7,000,000	7,264,323
Truist Financial Corp 5.711% 1/24/2035 (d)	6,098,000	6,470,243
Wells Fargo & Co 3.526% 3/24/2028 (d)	6,680,000	6,645,475
Wells Fargo & Co 4.3% 7/22/2027	6,170,000	6,192,036
Wells Fargo & Co 4.97% 4/23/2029 (d)	10,000,000	10,195,156
Wells Fargo & Co 5.244% 1/24/2031 (d)	5,343,000	5,543,198
Wells Fargo & Co 5.389% 4/24/2034 (d)	11,251,000	11,724,721
Wells Fargo & Co 5.574% 7/25/2029 (d)	10,500,000	10,862,798
Wells Fargo & Co 6.303% 10/23/2029 (d)	8,500,000	8,964,285
		234,807,629
Capital Markets - 3.7%
Athene Global Funding 1.73% 10/2/2026 (b)	4,287,000	4,228,210
Athene Global Funding 2.646% 10/4/2031 (b)	6,246,000	5,562,798
Athene Global Funding 4.721% 10/8/2029 (b)	3,800,000	3,802,018
Athene Global Funding 5.516% 3/25/2027 (b)	10,900,000	11,060,469
Athene Global Funding 5.583% 1/9/2029 (b)	2,486,000	2,541,303
Equitable America Global Funding 4.65% 6/9/2028 (b)	4,832,000	4,887,163
Equitable America Global Funding 4.95% 6/9/2030 (b)	6,539,000	6,680,721
GA Global Funding Trust 5.4% 1/13/2030 (b)	6,601,000	6,763,976
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (d)	5,971,000	5,892,518
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (d)	2,500,000	2,488,542
Goldman Sachs Group Inc/The 3.8% 3/15/2030	4,330,000	4,288,030
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (d)	3,334,000	3,356,729
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (d)	6,356,000	6,395,247
Intercontinental Exchange Inc 3.625% 9/1/2028	9,500,000	9,436,196
LPL Holdings Inc 4.9% 4/3/2028	4,287,000	4,336,609
Moody's Corp 3.25% 1/15/2028	4,416,000	4,363,877
Morgan Stanley 1.512% 7/20/2027 (d)	5,874,000	5,819,485
Morgan Stanley 2.475% 1/21/2028 (d)	5,778,000	5,701,103
Morgan Stanley 2.511% 10/20/2032 (d)	5,000,000	4,531,404
Morgan Stanley 3.772% 1/24/2029 (d)	5,000,000	4,980,283
Morgan Stanley 4.21% 4/20/2028 (d)	12,636,000	12,660,207
Morgan Stanley 4.654% 10/18/2030 (d)	9,500,000	9,655,069
Morgan Stanley 4.994% 4/12/2029 (d)	7,389,000	7,523,659
Morgan Stanley 5.449% 7/20/2029 (d)	7,193,000	7,417,229
Morgan Stanley 5.466% 1/18/2035 (d)	6,160,000	6,448,386
Morgan Stanley 6.407% 11/1/2029 (d)	8,500,000	8,999,879
MSCI Inc 5.25% 9/1/2035	2,582,000	2,585,257
Nuveen LLC 5.55% 1/15/2030 (b)	1,891,000	1,973,813
Sammons Financial Group Global Funding 4.8% 12/12/2030 (b)	7,000,000	7,077,802
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	8,249,000	8,390,646
Sammons Financial Group Global Funding 5.1% 12/10/2029 (b)	6,566,000	6,734,996
		186,583,624
Consumer Finance - 1.1%
Ally Financial Inc 4.75% 6/9/2027	6,877,000	6,930,769
Capital One Financial Corp 1.878% 11/2/2027 (d)	10,852,000	10,682,383
Capital One Financial Corp 2.359% 7/29/2032 (d)	6,310,000	5,560,266
Ford Motor Credit Co LLC 4.97% 4/6/2029	925,000	930,899
Ford Motor Credit Co LLC 5.85% 5/17/2027	9,300,000	9,452,401
Ford Motor Credit Co LLC 5.875% 11/7/2029	15,700,000	16,237,674
Stellantis Financial Services US Corp 4.95% 9/15/2028 (b)	3,146,000	3,171,893
		52,966,285
Financial Services - 0.7%
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (b)	7,177,000	7,408,568
Corebridge Financial Inc 3.65% 4/5/2027	1,748,000	1,738,826
Corebridge Financial Inc 3.85% 4/5/2029	6,197,000	6,126,099
Corebridge Financial Inc 3.9% 4/5/2032	1,306,000	1,240,271
Equitable Holdings Inc 4.35% 4/20/2028	3,884,000	3,903,515
Global Payments Inc 4.5% 11/15/2028	10,540,000	10,564,242
Jackson Financial Inc 3.125% 11/23/2031	642,000	584,798
Jackson Financial Inc 5.17% 6/8/2027	1,211,000	1,225,727
Jackson Financial Inc 5.67% 6/8/2032	4,044,000	4,135,536
		36,927,582
Insurance - 1.6%
AFLAC Inc 3.6% 4/1/2030	708,000	697,323
Arthur J Gallagher & Co 5% 2/15/2032	1,104,000	1,128,278
Brown & Brown Inc 4.9% 6/23/2030	4,446,000	4,519,638
Equitable Financial Life Global Funding 1.4% 8/27/2027 (b)	3,155,000	3,041,221
Equitable Financial Life Global Funding 5% 3/27/2030 (b)	5,316,000	5,445,263
Five Corners Funding Trust II 2.85% 5/15/2030 (b)	2,963,000	2,810,323
Fortitude Group Holdings LLC 6.25% 4/1/2030 (b)	6,558,000	6,811,515
Jackson National Life Global Funding 4.6% 10/1/2029 (b)	3,187,000	3,197,802
Jackson National Life Global Funding 5.35% 1/13/2030 (b)	5,621,000	5,792,578
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	2,992,000	3,046,108
Lincoln Financial Global Funding 5.3% 1/13/2030 (b)	8,879,000	9,122,199
MassMutual Global Funding II 4.85% 1/17/2029 (b)	10,400,000	10,669,392
RGA Global Funding 5.448% 5/24/2029 (b)	5,525,000	5,735,339
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (b)	2,715,000	2,509,543
Western-Southern Global Funding 4.25% 1/29/2029 (b)	11,060,000	11,109,062
Western-Southern Global Funding 4.9% 5/1/2030 (b)	1,228,000	1,259,272
Willis North America Inc 4.5% 9/15/2028	3,470,000	3,490,847
		80,385,703
TOTAL FINANCIALS		591,670,823
Health Care - 1.2%
Biotechnology - 0.1%
Amgen Inc 5.15% 3/2/2028	1,367,000	1,399,919
Amgen Inc 5.25% 3/2/2030	1,247,000	1,301,310
		2,701,229
Health Care Providers & Services - 1.0%
Centene Corp 2.45% 7/15/2028	6,671,000	6,287,607
Centene Corp 4.25% 12/15/2027	3,155,000	3,135,895
CVS Health Corp 5% 9/15/2032	1,267,000	1,299,921
CVS Health Corp 5.55% 6/1/2031	15,617,000	16,477,602
HCA Inc 3.125% 3/15/2027	8,266,000	8,197,294
HCA Inc 3.5% 9/1/2030	1,577,000	1,527,742
HCA Inc 5.625% 9/1/2028	3,155,000	3,255,646
HCA Inc 5.875% 2/1/2029	1,739,000	1,812,529
Humana Inc 1.35% 2/3/2027	3,786,000	3,692,507
Icon Investments Six DAC 5.849% 5/8/2029	3,472,000	3,555,091
Sabra Health Care LP 3.2% 12/1/2031	2,504,000	2,315,717
Sabra Health Care LP 3.9% 10/15/2029	852,000	839,136
		52,396,687
Pharmaceuticals - 0.1%
Bristol-Myers Squibb Co 5.1% 2/22/2031	3,569,000	3,732,677
Mylan Inc 4.55% 4/15/2028	965,000	969,910
Viatris Inc 2.7% 6/22/2030	968,000	893,819
		5,596,406
TOTAL HEALTH CARE		60,694,322
Industrials - 1.4%
Aerospace & Defense - 0.8%
Boeing Co 2.7% 2/1/2027	3,155,000	3,120,991
Boeing Co 5.04% 5/1/2027	5,804,000	5,865,028
Boeing Co 5.15% 5/1/2030	14,720,000	15,246,087
Boeing Co 6.298% 5/1/2029	1,046,000	1,114,668
RTX Corp 5.75% 1/15/2029	1,653,000	1,736,787
RTX Corp 6% 3/15/2031	7,900,000	8,573,621
		35,657,182
Electrical Equipment - 0.1%
Trans-Allegheny Interstate Line Co 5.2% 1/15/2031 (b)	4,713,000	4,871,305
Ground Transportation - 0.0%
Uber Technologies Inc 4.15% 1/15/2031	2,110,000	2,101,737
Machinery - 0.2%
Ingersoll Rand Inc 5.176% 6/15/2029	11,100,000	11,512,768
Passenger Airlines - 0.1%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029	1,617,833	1,588,533
United Airlines 2018-1 Class B Pass Through Trust equipment trust certificate 4.6% 9/1/2027	1,164,555	1,164,496
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029	941,957	922,394
		3,675,423
Professional Services - 0.2%
Leidos Inc 4.1% 3/15/2029 (g)	3,849,000	3,858,857
Paychex Inc 5.1% 4/15/2030	5,074,000	5,181,849
Paychex Inc 5.35% 4/15/2032	341,000	349,713
		9,390,419
Trading Companies & Distributors - 0.0%
Air Lease Corp 2.2% 1/15/2027	2,431,000	2,394,137
TOTAL INDUSTRIALS		69,602,971
Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp 5.05% 4/5/2029	2,329,000	2,407,633
Dell International LLC / EMC Corp 4.15% 2/15/2029	8,211,000	8,240,388
Dell International LLC / EMC Corp 5% 4/1/2030	4,396,000	4,521,109
Dell International LLC / EMC Corp 5.25% 2/1/2028	1,935,000	1,979,303
		17,148,433
IT Services - 0.1%
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	3,794,000	3,853,105
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc 4.15% 11/15/2030	3,155,000	3,164,909
Broadcom Inc 5.05% 7/12/2029	6,867,000	7,105,186
Broadcom Inc 5.15% 11/15/2031	9,100,000	9,528,614
Micron Technology Inc 5.875% 9/15/2033	5,000,000	5,378,976
		25,177,685
Software - 0.4%
Oracle Corp 4.45% 9/26/2030	1,610,000	1,579,013
Oracle Corp 4.95% 2/4/2031	9,700,000	9,680,131
Oracle Corp 5.35% 5/4/2033	9,700,000	9,732,700
		20,991,844
TOTAL INFORMATION TECHNOLOGY		67,171,067
Materials - 0.5%
Chemicals - 0.2%
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 4.75% 5/15/2030 (b)	8,802,000	8,992,390
International Flavors & Fragrances Inc 1.832% 10/15/2027 (b)	822,000	793,553
		9,785,943
Construction Materials - 0.3%
Amrize Finance US LLC 4.7% 4/7/2028	2,674,000	2,715,396
CRH America Finance Inc 4.4% 2/9/2031	11,330,000	11,414,452
		14,129,848
TOTAL MATERIALS		23,915,791
Real Estate - 1.5%
Diversified REITs - 0.1%
Piedmont Operating Partnership LP 2.75% 4/1/2032	475,000	413,821
VICI Properties LP 4.75% 4/1/2028	674,000	680,622
VICI Properties LP 5.125% 5/15/2032	556,000	563,969
VICI Properties LP 5.75% 4/1/2034	450,000	467,492
Vornado Realty LP 2.15% 6/1/2026	590,000	585,390
WP Carey Inc 3.85% 7/15/2029	400,000	396,817
		3,108,111
Health Care REITs - 0.5%
Healthpeak OP LLC 4.75% 1/15/2033	12,645,000	12,708,648
Ventas Realty LP 3% 1/15/2030	1,315,000	1,260,676
Ventas Realty LP 4% 3/1/2028	737,000	736,672
Ventas Realty LP 5.1% 7/15/2032	11,621,000	12,014,407
		26,720,403
Office REITs - 0.1%
COPT Defense Properties LP 2% 1/15/2029	2,288,000	2,160,013
COPT Defense Properties LP 4.5% 10/15/2030	429,000	430,873
		2,590,886
Real Estate Management & Development - 0.1%
Extra Space Storage LP 4.95% 1/15/2033	5,909,000	6,003,360
Residential REITs - 0.2%
American Homes 4 Rent LP 3.625% 4/15/2032	1,201,000	1,139,974
American Homes 4 Rent LP 4.95% 6/15/2030	3,527,000	3,599,040
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	5,481,000	5,519,335
Sun Communities Operating LP 2.3% 11/1/2028	540,000	515,779
		10,774,128
Retail REITs - 0.2%
Agree LP 5.6% 6/15/2035	2,853,000	3,010,842
Brixmor Operating Partnership LP 4.85% 2/15/2033	3,708,000	3,740,679
Realty Income Corp 2.1% 3/15/2028	2,984,000	2,879,569
Regency Centers LP 4.5% 3/15/2033	939,000	939,327
		10,570,417
Specialized REITs - 0.3%
American Tower Corp 4.7% 12/15/2032	6,454,000	6,528,260
American Tower Corp 4.9% 3/15/2030	9,900,000	10,173,508
		16,701,768
TOTAL REAL ESTATE		76,469,073
Utilities - 2.6%
Electric Utilities - 1.4%
Cleco Corporate Holdings LLC 3.743% 5/1/2026	3,786,000	3,780,140
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (b)	5,961,000	5,872,721
Duke Energy Corp 4.5% 8/15/2032	9,500,000	9,579,975
Duquesne Light Holdings Inc 2.775% 1/7/2032 (b)	7,007,000	6,353,931
Exelon Corp 2.75% 3/15/2027	491,000	485,214
Exelon Corp 3.35% 3/15/2032	5,013,000	4,737,375
Exelon Corp 5.15% 3/15/2029	2,001,000	2,068,394
FirstEnergy Transmission LLC 4.55% 1/15/2030	5,600,000	5,683,478
Georgia Power Co 4.65% 5/16/2028	3,548,000	3,605,681
Monongahela Power Co 5.85% 2/15/2034 (b)	6,085,000	6,552,236
Pinnacle West Capital Corp 5.15% 5/15/2030	2,082,000	2,157,049
Southern Co/The 5.113% 8/1/2027 (f)	3,155,000	3,207,033
Southern Co/The 5.2% 6/15/2033	3,560,000	3,687,257
Southern Co/The 5.5% 3/15/2029	3,579,000	3,730,378
Virginia Electric and Power Co 2.4% 3/30/2032	3,155,000	2,841,047
Vistra Operations Co LLC 5% 7/31/2027 (b)	6,060,000	6,051,261
		70,393,170
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 2.45% 1/15/2031	1,834,000	1,700,658
AES Corp/The 3.95% 7/15/2030 (b)	4,133,000	4,061,457
Southern Power Co 4.25% 10/1/2030	4,159,000	4,179,610
		9,941,725
Multi-Utilities - 1.0%
Berkshire Hathaway Energy Co 3.25% 4/15/2028	3,786,000	3,748,141
Berkshire Hathaway Energy Co 3.7% 7/15/2030	295,000	292,120
Dominion Energy Inc 5% 6/15/2030	4,700,000	4,845,424
DTE Energy Co 5.2% 4/1/2030	13,298,000	13,827,316
NiSource Inc 2.95% 9/1/2029	3,786,000	3,655,902
NiSource Inc 5.25% 3/30/2028	4,191,000	4,297,230
Public Service Enterprise Group Inc 2.45% 11/15/2031	12,500,000	11,328,860
Public Service Enterprise Group Inc 4.9% 3/15/2030	2,951,000	3,038,238
Puget Energy Inc 4.224% 3/15/2032	3,155,000	3,083,633
		48,116,864
TOTAL UTILITIES		128,451,759
TOTAL UNITED STATES		1,304,229,803
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,923,195,726)		1,963,431,201

U.S. Government Agency - Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	270,766	261,191
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	203,320	196,054
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	167,941	162,130
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	157,025	151,353
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	508,319	494,609
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	2,144,157	2,099,290
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	2,610,642	2,567,038
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2034	284,635	281,394
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2034	1,016,850	1,006,860
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2034	501,298	495,589
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	173,296	176,611
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	91,725	93,480
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	234,853	239,345
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	389,124	403,542
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2036	787	818
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	6,679	6,993
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	65,446	68,787
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	19,662	20,587
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	3,758	3,933
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	8,454	8,900
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	59,789	62,774
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	46,835	49,172
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	10,778	11,339
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	108	113
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	1	1
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	188	192
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	23	23
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	428	439
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	180	184
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	39	40
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	17	18
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	37	37
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	46	46
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	112	115
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	398	405
Freddie Mac Gold Pool 5.5% 3/1/2034	76,331	79,480
Freddie Mac Gold Pool 5.5% 5/1/2034	535,919	556,377
Freddie Mac Gold Pool 5.5% 7/1/2035	48,421	50,383
Freddie Mac Gold Pool 7.5% 7/1/2027	4	3
Freddie Mac Gold Pool 7.5% 9/1/2030	974	1,029
Freddie Mac Gold Pool 7.5% 9/1/2031	132	140
Ginnie Mae I Pool 7% 1/15/2028	417	421
Ginnie Mae I Pool 7% 1/15/2028	145	146
Ginnie Mae I Pool 7% 1/15/2028	86	87
Ginnie Mae I Pool 7% 1/15/2028	35	36
Ginnie Mae I Pool 7% 1/15/2031	6,698	6,881
Ginnie Mae I Pool 7% 1/15/2032	461	471
Ginnie Mae I Pool 7% 10/15/2028	2,760	2,808
Ginnie Mae I Pool 7% 10/15/2028	1,175	1,182
Ginnie Mae I Pool 7% 10/15/2028	74	74
Ginnie Mae I Pool 7% 10/15/2028	33	33
Ginnie Mae I Pool 7% 10/15/2030	827	854
Ginnie Mae I Pool 7% 10/15/2031	1,190	1,236
Ginnie Mae I Pool 7% 10/15/2031	334	347
Ginnie Mae I Pool 7% 10/15/2031	110	114
Ginnie Mae I Pool 7% 10/15/2032	2,621	2,714
Ginnie Mae I Pool 7% 11/15/2028	525	535
Ginnie Mae I Pool 7% 11/15/2028	392	398
Ginnie Mae I Pool 7% 11/15/2032	764	791
Ginnie Mae I Pool 7% 12/15/2028	4,560	4,651
Ginnie Mae I Pool 7% 12/15/2028	746	761
Ginnie Mae I Pool 7% 12/15/2028	249	252
Ginnie Mae I Pool 7% 2/15/2028	3,994	4,047
Ginnie Mae I Pool 7% 2/15/2028	1,209	1,223
Ginnie Mae I Pool 7% 2/15/2028	525	533
Ginnie Mae I Pool 7% 2/15/2028	115	116
Ginnie Mae I Pool 7% 3/15/2028	470	476
Ginnie Mae I Pool 7% 3/15/2028	178	180
Ginnie Mae I Pool 7% 3/15/2028	139	141
Ginnie Mae I Pool 7% 3/15/2031	44	44
Ginnie Mae I Pool 7% 4/15/2028	2,738	2,778
Ginnie Mae I Pool 7% 4/15/2028	407	413
Ginnie Mae I Pool 7% 4/15/2028	32	32
Ginnie Mae I Pool 7% 4/15/2029	106	107
Ginnie Mae I Pool 7% 4/15/2032	848	877
Ginnie Mae I Pool 7% 5/15/2028	1,229	1,245
Ginnie Mae I Pool 7% 5/15/2028	445	450
Ginnie Mae I Pool 7% 5/15/2028	130	132
Ginnie Mae I Pool 7% 5/15/2028	111	112
Ginnie Mae I Pool 7% 5/15/2031	335	341
Ginnie Mae I Pool 7% 5/15/2032	12,155	12,660
Ginnie Mae I Pool 7% 5/15/2032	1,354	1,406
Ginnie Mae I Pool 7% 5/15/2032	419	435
Ginnie Mae I Pool 7% 6/15/2028	1,173	1,190
Ginnie Mae I Pool 7% 6/15/2028	904	916
Ginnie Mae I Pool 7% 6/15/2028	579	587
Ginnie Mae I Pool 7% 6/15/2028	565	574
Ginnie Mae I Pool 7% 6/15/2028	498	505
Ginnie Mae I Pool 7% 6/15/2028	404	410
Ginnie Mae I Pool 7% 6/15/2028	351	355
Ginnie Mae I Pool 7% 6/15/2029	18	18
Ginnie Mae I Pool 7% 6/15/2031	871	903
Ginnie Mae I Pool 7% 6/15/2032	23,783	24,751
Ginnie Mae I Pool 7% 6/15/2032	15,063	15,695
Ginnie Mae I Pool 7% 6/15/2032	6,235	6,495
Ginnie Mae I Pool 7% 6/15/2032	6,058	6,307
Ginnie Mae I Pool 7% 6/15/2032	4,835	5,007
Ginnie Mae I Pool 7% 6/15/2032	3,965	4,135
Ginnie Mae I Pool 7% 6/15/2032	3,681	3,823
Ginnie Mae I Pool 7% 6/15/2032	2,220	2,314
Ginnie Mae I Pool 7% 6/15/2032	1,455	1,509
Ginnie Mae I Pool 7% 6/15/2032	891	924
Ginnie Mae I Pool 7% 6/15/2032	844	877
Ginnie Mae I Pool 7% 6/15/2032	578	599
Ginnie Mae I Pool 7% 6/15/2032	235	244
Ginnie Mae I Pool 7% 7/15/2028	812	824
Ginnie Mae I Pool 7% 7/15/2028	668	679
Ginnie Mae I Pool 7% 7/15/2028	325	330
Ginnie Mae I Pool 7% 7/15/2028	278	283
Ginnie Mae I Pool 7% 7/15/2028	148	150
Ginnie Mae I Pool 7% 7/15/2028	67	67
Ginnie Mae I Pool 7% 7/15/2029	683	698
Ginnie Mae I Pool 7% 7/15/2030	1,003	1,025
Ginnie Mae I Pool 7% 7/15/2031	2,446	2,534
Ginnie Mae I Pool 7% 7/15/2031	478	492
Ginnie Mae I Pool 7% 7/15/2032	8,579	8,928
Ginnie Mae I Pool 7% 7/15/2032	3,940	4,052
Ginnie Mae I Pool 7% 7/15/2032	1,905	1,987
Ginnie Mae I Pool 7% 7/15/2032	1,442	1,494
Ginnie Mae I Pool 7% 7/15/2032	206	214
Ginnie Mae I Pool 7% 8/15/2028	496	503
Ginnie Mae I Pool 7% 8/15/2032	2,158	2,236
Ginnie Mae I Pool 7% 8/15/2032	1,205	1,254
Ginnie Mae I Pool 7% 9/15/2028	1,144	1,163
Ginnie Mae I Pool 7% 9/15/2028	695	707
Ginnie Mae I Pool 7% 9/15/2028	184	185
Ginnie Mae I Pool 7% 9/15/2028	152	154
Ginnie Mae I Pool 7% 9/15/2028	76	76
Ginnie Mae I Pool 7% 9/15/2030	2,240	2,315
Ginnie Mae I Pool 7% 9/15/2031	7,733	7,997
Ginnie Mae I Pool 7% 9/15/2031	2,813	2,920
TOTAL UNITED STATES		9,724,759
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,033,720)		9,724,759

U.S. Treasury Obligations - 44.2%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Notes 2.75% 8/15/2032	2.79 to 4.70	248,090,200	234,842,571
US Treasury Notes 3.5% 11/15/2028	3.49 to 3.53	51,372,700	51,519,192
US Treasury Notes 3.5% 2/15/2029	3.39	163,916,300	164,428,538
US Treasury Notes 3.5% 2/15/2033	3.38 to 3.91	59,782,400	58,962,727
US Treasury Notes 3.5% 2/28/2031	3.52	84,957,100	84,890,727
US Treasury Notes 3.625% 8/15/2028	3.58 to 3.62	164,933,500	165,874,136
US Treasury Notes 3.625% 8/31/2030	3.59 to 3.77	156,421,200	157,233,857
US Treasury Notes 3.75% 5/31/2030	3.68 to 4.11	111,573,800	112,737,480
US Treasury Notes 3.875% 12/31/2027	4.01 to 4.36	132,778,900	133,859,096
US Treasury Notes 3.875% 3/15/2028	3.38 to 3.88	92,956,400	93,842,391
US Treasury Notes 3.875% 9/30/2032	3.78 to 4.00	104,481,800	105,591,919
US Treasury Notes 4% 1/31/2033	3.71	107,763,300	109,615,482
US Treasury Notes 4.125% 2/15/2036	3.96	49,288,900	49,943,518
US Treasury Notes 4.125% 8/31/2030	3.69 to 4.91	151,622,500	155,501,904
US Treasury Notes 4.25% 1/15/2028	4.01 to 4.31	64,859,100	65,842,121
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.59	71,862,500	73,830,297
US Treasury Notes 4.25% 5/15/2035	4.24 to 4.37	59,661,000	61,192,143
US Treasury Notes 4.25% 8/15/2035	4.00 to 4.23	139,419,200	142,882,896
US Treasury Notes 4.375% 5/15/2034	3.78 to 4.49	108,406,400	112,552,098
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.39	71,057,100	74,976,340
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,190,062,456)			2,210,119,433

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j) (Cost $133,824,379)	3.70	133,797,619	133,824,379

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $5,046,139,310)	5,108,255,576
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(106,942,128)
NET ASSETS - 100.0%	5,001,313,448

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	148	6/2026	16,839,625	130,379
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	254	6/2026	29,642,594	269,442
CBOT 2Y US Treasury Notes Contracts (United States)	708	6/2026	148,137,938	208,970
CBOT 5Y US Treasury Notes Contracts (United States)	1,326	6/2026	146,015,391	865,663

TOTAL FUTURES CONTRACTS				1,474,454
The notional amount of long futures as a percentage of Net Assets is 6.8%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,066,207,312 or 21.3% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Level 3 security.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	51,196,498	578,047,881	495,417,946	1,176,089	(2,054)	-	133,824,379	133,797,619	0.2%
Fidelity Securities Lending Cash Central Fund	-	35,151,787	35,151,787	488	-	-	-	-	0.0%
Total	51,196,498	613,199,668	530,569,733	1,176,577	(2,054)	-	133,824,379

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	558,019,557	-	557,881,126	138,431

Collateralized Mortgage Obligations	24,073,114	-	24,073,114	-

Commercial Mortgage Securities	189,983,243	-	189,983,243	-

Foreign Government and Government Agency Obligations	19,079,890	-	19,079,890	-

Non-Convertible Corporate Bonds
Communication Services	97,702,003	-	97,702,003	-
Consumer Discretionary	112,495,180	-	112,495,180	-
Consumer Staples	69,390,339	-	69,390,339	-
Energy	179,845,366	-	179,845,366	-
Financials	980,764,954	-	980,764,954	-
Health Care	69,547,734	-	69,547,734	-
Industrials	116,438,380	-	116,438,380	-
Information Technology	79,872,651	-	79,872,651	-
Materials	30,178,096	-	30,178,096	-
Real Estate	76,469,073	-	76,469,073	-
Utilities	150,727,425	-	150,727,425	-

U.S. Government Agency - Mortgage Securities	9,724,759	-	9,724,759	-

U.S. Treasury Obligations	2,210,119,433	-	2,210,119,433	-

Money Market Funds	133,824,379	133,824,379	-	-
Total Investments in Securities:	5,108,255,576	133,824,379	4,974,292,766	138,431
Derivative Instruments:

Assets
Futures Contracts	1,474,454	1,474,454	-	-
Total Assets	1,474,454	1,474,454	-	-
Total Derivative Instruments:	1,474,454	1,474,454	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	1,474,454	-
Total Interest Rate Risk	1,474,454	-
Total Value of Derivatives	1,474,454	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,912,314,931)	$4,974,431,197
Fidelity Central Funds (cost $133,824,379)	133,824,379

Total Investment in Securities (cost $5,046,139,310)		$5,108,255,576
Receivable for investments sold		306,165,186
Receivable for fund shares sold		4,688,046
Interest receivable		41,726,403
Distributions receivable from Fidelity Central Funds		226,207
Receivable for daily variation margin on futures contracts		754,563
Other receivables		6,938
Total assets		5,461,822,919
Liabilities
Payable for investments purchased
Regular delivery	$449,807,876
Delayed delivery	3,846,537
Payable for fund shares redeemed	3,039,081
Distributions payable	1,968,172
Accrued management fee	1,153,615
Other affiliated payables	687,260
Other payables and accrued expenses	6,930
Total liabilities		460,509,471
Net Assets		$5,001,313,448
Net Assets consist of:
Paid in capital		$5,107,655,401
Total accumulated earnings (loss)		(106,341,953)
Net Assets		$5,001,313,448
Net Asset Value, offering price and redemption price per share ($5,001,313,448 ÷ 478,491,620 shares)		$10.45
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Interest		$97,870,949
Income from Fidelity Central Funds (including $488 from security lending)		1,176,577
Total income		99,047,526
Expenses
Management fee	$6,584,377
Transfer agent fees	2,334,886
Fund wide operations fee	1,582,870
Independent trustees' fees and expenses	4,852
Total expenses before reductions	10,506,985
Expense reductions	(4,311)
Total expenses after reductions		10,502,674
Net Investment income (loss)		88,544,852
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	6,516,426
Fidelity Central Funds	(2,054)
Futures contracts	1,102,940
Total net realized gain (loss)		7,617,312
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	32,618,298
Futures contracts	408,076
Total change in net unrealized appreciation (depreciation)		33,026,374
Net gain (loss)		40,643,686
Net increase (decrease) in net assets resulting from operations		$129,188,538
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$88,544,852	$151,845,111
Net realized gain (loss)	7,617,312	(1,934,762)
Change in net unrealized appreciation (depreciation)	33,026,374	42,448,279
Net increase (decrease) in net assets resulting from operations	129,188,538	192,358,628
Distributions to shareholders	(85,130,293)	(141,505,198)

Share transactions
Proceeds from sales of shares	1,063,085,776	1,765,961,366
Reinvestment of distributions	72,842,048	123,478,257
Cost of shares redeemed	(593,691,480)	(1,300,831,900)

Net increase (decrease) in net assets resulting from share transactions	542,236,344	588,607,723
Total increase (decrease) in net assets	586,294,589	639,461,153

Net Assets
Beginning of period	4,415,018,859	3,775,557,706
End of period	$5,001,313,448	$4,415,018,859

Other Information
Shares
Sold	102,365,794	173,242,975
Issued in reinvestment of distributions	7,009,122	12,075,965
Redeemed	(57,154,371)	(127,511,144)
Net increase (decrease)	52,220,545	57,807,796

Financial Highlights
Fidelity® Intermediate Bond Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.36	$10.25	$9.89	$10.09	$11.24	$11.58
Income from Investment Operations
Net investment income (loss) A,B	.197	.392	.363	.277	.180	.199
Net realized and unrealized gain (loss)	.082	.083	.343	(.205)	(1.134)	(.102)
Total from investment operations	.279	.475	.706	.072	(.954)	.097
Distributions from net investment income	(.189)	(.365)	(.346)	(.272)	(.173)	(.196)
Distributions from net realized gain	-	-	-	-	(.023)	(.241)
Total distributions	(.189)	(.365)	(.346)	(.272)	(.196)	(.437)
Net asset value, end of period	$10.45	$10.36	$10.25	$9.89	$10.09	$11.24
Total Return C,D	2.72%	4.75%	7.29%	.74%	(8.57)%	.86%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45 % G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions, if any	.45% G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.83% G	3.85%	3.64%	2.79%	1.69%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$5,001,313	$4,415,019	$3,775,558	$2,789,218	$4,546,096	$3,914,427
Portfolio turnover rate H	48 % G	33%	53%	64% I	80%	102%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Intermediate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$107,467,901
Gross unrealized depreciation	(25,585,241)
Net unrealized appreciation (depreciation)	$81,882,660
Tax cost	$5,027,847,370

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(89,105,446)
Long-term	(105,343,227)
Total capital loss carryforward	$(194,448,673)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Intermediate Bond Fund	573,230,253	445,415,548
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity Intermediate Bond Fund	.07%

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Intermediate Bond Fund	$6,940

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Intermediate Bond Fund	49	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4,311.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Intermediate Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that the Investment Advisers' investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Other Contractual Arrangements. The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.538685.128
IBF-SANN-0426
Fidelity Flex® Funds

Fidelity Flex® U.S. Bond Index Fund

Semi-Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Flex® U.S. Bond Index Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Ally Auto Receivables Trust Series 2025-1 Class A3, 3.96% 3/15/2030	300,000	301,450
American Express Credit Account Master Trust Series 2023-4 Class A, 5.15% 9/16/2030	200,000	207,468
BMW Vehicle Lease Trust Series 2025-2 Class A3, 3.97% 9/25/2028	380,000	381,446
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029	180,000	181,725
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	111,000	110,117
Capital One Multi-Asset Execution Trust Series 2021-A2 Class A2, 1.39% 7/15/2030	280,000	265,440
Capital One Prime Auto Receivables Trust Series 2023-1 Class A3, 4.87% 2/15/2028	37,609	37,741
Capital One Prime Auto Receivables Trust Series 2025-1 Class A3, 3.85% 7/15/2030	700,000	702,425
CarMax Auto Owner Trust Series 2022-3 Class A3, 3.97% 4/15/2027	7,125	7,126
CarMax Auto Owner Trust Series 2023-2 Class A3, 5.05% 1/18/2028	179,846	180,596
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	1,000,000	1,010,712
CarMax Auto Owner Trust Series 2025-1 Class A3, 4.84% 1/15/2030	220,000	223,380
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030	690,000	693,449
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032	115,000	115,321
Carvana Auto Receivables Trust Series 2025-P3 Class A3, 4.04% 11/11/2030	315,000	316,824
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	600,000	621,467
Citibank Credit Card Issuance Trust Series 2007-A3 Class A3, 6.15% 6/15/2039	800,000	910,708
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	250,000	251,962
Eart Series 2025-5A Class A3, 4.24% 11/15/2029	420,000	421,858
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	821,000	827,743
Ford Credit Auto Lease Trust Series 2026-A Class A3, 4% 7/15/2029	280,000	281,799
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	100,660	100,891
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	700,000	707,266
Ford Credit Floorplan Master Owner Trust A Series 2025-2 Class A1, 4.06% 9/15/2030	410,000	413,589
GM Financial Automobile Leasing Trust Series 2025-1 Class A3, 4.66% 2/21/2028	180,000	181,316
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A3, 4.47% 2/16/2028	148,662	148,912
Gm Financial Consumer Automobile Receivables Trust Series 2025-4 Class A3, 3.84% 2/18/2031	110,000	110,429
GMCAR Series 2026-1 Class A3, 3.84% 5/16/2031	700,000	703,513
Harot Series 2025-4 Class A3, 3.98% 6/17/2030	700,000	704,614
Honda Auto Receivables Owner Trust Series 2025-1 Class A3, 4.57% 9/21/2029	510,000	515,689
Honda Auto Receivables Owner Trust Series 2026-1 Class A3, 3.78% 9/23/2030	440,000	440,972
Hyundai Auto Receivables Trust Series 2022-C Class A3, 5.39% 6/15/2027	22,381	22,411
Hyundai Auto Receivables Trust Series 2023-A Class A3, 4.58% 4/15/2027	33,605	33,621
Hyundai Auto Receivables Trust Series 2025-D Class A3, 3.99% 9/16/2030	800,000	805,877
Hyundai Auto Receivables Trust Series 2026-A Class A3, 3.79% 2/18/2031	500,000	501,368
MBART Series 2025-1 Class A3, 4.78% 12/17/2029	150,000	152,044
Mercedes-Benz Auto Lease Trust Series 2025-B Class A3, 3.88% 4/16/2029	660,000	662,054
Mercedes-Benz Auto Lease Trust Series 2026-A Class A3, 3.93% 1/15/2030	1,200,000	1,204,882
Nissan Auto Lease Trust Series 2025-A Class A3, 4.75% 3/15/2028	100,000	101,145
Santander Drive Auto Receivables Trust Series 2025-4 Class A3, 4.17% 4/15/2030	470,000	472,619
Toyota Auto Receivables Owner Trust Series 2025-A Class A3, 4.64% 8/15/2029	460,000	465,125
Toyota Auto Receivables Owner Trust Series 2025-D Class A3, 3.84% 6/17/2030	690,000	692,691
Toyota Auto Receivables Owner Trust Series 2026-A Class A3, 3.86% 9/16/2030	500,000	502,459
World Omni Auto Receivables Trust Series 2025-A Class A3, 4.73% 3/15/2030	145,000	146,845
World Omni Auto Receivables Trust Series 2025-D Class A3, 3.95% 3/17/2031	270,000	271,477
World Omni Auto Receivables Trust Series 2026-A Class A3, 3.86% 5/15/2031	700,000	702,909
TOTAL UNITED STATES		18,815,475
TOTAL ASSET-BACKED SECURITIES (Cost $18,646,653)		18,815,475

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank of America NA 6% 10/15/2036	250,000	271,855
Capital One NA 2.7% 2/6/2030	500,000	475,147
Keybank National Association 5.85% 11/15/2027	710,000	731,127
Morgan Stanley Bank NA 4.952% 1/14/2028 (d)	730,000	736,236
PNC Bank NA 3.1% 10/25/2027	310,000	306,535
Truist Bank 4.136% 10/23/2029 (d)	500,000	500,637

TOTAL UNITED STATES		3,021,537
TOTAL BANK NOTES (Cost $3,004,975)		3,021,537

Commercial Mortgage Securities - 1.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.3%
BANK Series 2017-BNK4 Class ASB, 3.419% 5/15/2050	39,842	39,692
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	380,000	343,751
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	700,000	631,940
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	300,000	277,830
BANK Series 2022-BNK41 Class A4, 3.7892% 4/15/2065 (d)	950,000	920,172
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (d)	1,440,000	1,493,391
BANK Series 2025-BNK51 Class A5, 5.29% 12/25/2067	1,290,000	1,352,414
BANK5 Series 2025-5YR18 Class A3, 5.145% 12/15/2058	560,000	581,972
BANK5 Series 2025-5YR19 Class A3, 5.27% 12/15/2058	453,000	474,204
BANK5 Series 2026-5YR20 Class A2, 4.619% 2/15/2059	770,000	783,495
BBCMS Mortgage Trust Series 2021-C10 Class A5, 2.492% 7/15/2054	434,553	402,650
BBCMS Mortgage Trust Series 2021-C11 Class A5, 2.322% 9/15/2054	450,000	407,094
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	300,000	272,846
BBCMS Mortgage Trust Series 2021-C9 Class A5, 2.299% 2/15/2054	550,000	502,618
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057	1,885,000	2,045,653
BBCMS Mortgage Trust Series 2025-5C37 Class A3, 5.015% 9/15/2058	900,000	929,751
BBCMS Mortgage Trust Series 2025-5C38 Class A3, 5.1461% 11/15/2058	1,180,000	1,226,498
BBCMS Mortgage Trust Series 2025-C39 Class A5, 5.2969% 12/15/2058	890,000	935,062
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	89,000	86,109
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/2052	160,000	158,328
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	350,000	316,360
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	450,000	411,199
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	500,000	538,372
Benchmark Mortgage Trust Series 2025-B41 Class A5, 5.4072% 7/15/2068	550,000	584,028
Benchmark Mortgage Trust Series 2026-V20 Class A2, 4.697% 2/15/2059	850,000	869,106
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	300,000	283,674
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	140,000	150,338
BMO Mortgage Trust Series 2024-C9 Class A5, 5.7592% 7/15/2057	2,245,000	2,425,741
BMO Mortgage Trust Series 2025-5C13 Class A3, 5.227% 12/15/2058	650,000	676,994
BMO Mortgage Trust Series 2026-C14 Class A5, 5.3172% 2/15/2059	1,280,000	1,344,434
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	480,000	479,044
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A4, 4.009% 3/10/2051	250,000	249,369
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	240,000	241,521
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A4, 2.7628% 9/15/2052	200,000	191,964
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A5, 3.0161% 9/15/2052	200,000	192,123
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	267,855	266,297
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K064 Class A2, 3.224% 3/25/2027	250,000	248,516
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	570,000	565,728
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1510 Class A2, 3.718% 1/25/2031	165,000	164,203
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K094 Class A2, 2.903% 6/25/2029	430,000	419,988
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K104 Class A2, 2.253% 1/25/2030	760,000	721,510
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K116 Class A2, 1.378% 7/25/2030	640,000	579,932
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K117 Class A2, 1.406% 8/25/2030	710,000	643,060
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	430,000	390,290
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K121 Class A2, 1.547% 10/25/2030	70,000	63,428
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K123 Class A2, 1.621% 12/25/2030	540,000	490,068
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K125 Class A2, 1.846% 1/25/2031	450,000	412,214
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K126 Class A2, 2.074% 1/25/2031	180,000	166,550
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K128 Class A2, 2.02% 3/25/2031	540,000	497,671
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K129 Class A2, 1.914% 5/25/2031	540,000	493,857
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K130 Class A2, 1.723% 6/25/2031	650,000	587,330
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K136 Class A2, 2.127% 11/25/2031	1,090,000	993,514
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	1,900,000	1,736,810
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K145 Class A2, 2.58% 5/25/2032	2,500,000	2,314,996
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-154 Class A2, 4.35% 1/25/2033	500,000	509,683
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-156 Class A2, 4.43% 2/25/2033	1,400,000	1,433,856
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-157 Class A2, 4.2% 5/25/2033	600,000	605,652
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K751 Class A2, 4.412% 3/25/2030	500,000	510,692
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-163 Class A2, 5% 3/25/2034 (d)	950,000	1,006,696
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-165 Class A2, 4.489% 9/25/2034	1,110,000	1,136,947
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-175 Class A2, 4.42% 10/25/2035	660,000	668,893
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (d)	850,000	868,507
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	840,000	859,803
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (d)	120,000	122,620
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K550 Class A2, 4.163% 10/25/2030 (d)	500,000	507,402
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	1,800,000	1,843,845
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-177 Class A2, 4.3% 1/25/2036 (d)	600,000	601,971
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class A2, 4.07% 12/25/2030	800,000	808,734
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K764 Class A2, 4.12% 12/25/2032	850,000	855,916
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	300,000	286,744
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/2047	26,474	26,086
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	500,000	440,020
Morgan Stanley Cap I Tr 2020-L4 Series 2020-L4 Class A3, 2.698% 2/15/2053	150,000	141,602
Morgan Stanley Capital I Trust Series 2021-L6 Class A4, 2.444% 6/15/2054 (d)	275,000	250,673
Msbam Series 2025-5C2 Class A3, 5.107% 11/15/2058	864,000	895,590
MSWF Commercial Mortgage Trust Series 2023-2 Class A5, 6.014% 12/15/2056	180,000	196,619
UBS Commercial Mortgage Trust Series 2019-C16 Class A4, 3.6048% 4/15/2052	350,000	342,843
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	200,000	191,323
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	500,000	482,379
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class A5, 2.725% 2/15/2053	135,000	128,005
TOTAL UNITED STATES		50,298,800
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $50,621,125)		50,298,800

Foreign Government and Government Agency Obligations - 1.3%
	Principal Amount (a)	Value ($)
CANADA - 0.2%
Export Development Canada 4.125% 2/13/2029	880,000	896,835
Province of Alberta 1.3% 7/22/2030	360,000	325,964
Province of Alberta 3.3% 3/15/2028	225,000	223,906
Province of Alberta 4.5% 1/24/2034	120,000	123,651
Province of British Columbia 4.2% 7/6/2033	360,000	363,613
Province of British Columbia 4.8% 6/11/2035	800,000	834,371
Province of British Columbia 4.9% 4/24/2029	500,000	519,886
Province of Manitoba 4.9% 5/31/2034	190,000	200,318
Province of Ontario 1.125% 10/7/2030	1,111,000	992,786
Province of Ontario 4.45% 11/20/2035	1,000,000	1,017,630
Province of Ontario 4.7% 1/15/2030	250,000	259,520
Province of Quebec 1.9% 4/21/2031	600,000	549,234
Province of Quebec 2.75% 4/12/2027	320,000	317,011
Province of Quebec 3.625% 4/13/2028	510,000	511,030
Province of Quebec 4.25% 9/5/2034	130,000	130,780
Province of Quebec 4.625% 8/28/2035	450,000	463,346
TOTAL CANADA		7,729,881
CHILE - 0.1%
Chilean Republic 2.55% 7/27/2033	1,330,000	1,168,405
Chilean Republic 3.24% 2/6/2028	200,000	197,000
Chilean Republic 3.625% 10/30/2042	394,000	329,187
Chilean Republic 4.95% 1/5/2036	290,000	296,960
Chilean Republic 5.65% 1/13/2037	1,000,000	1,072,360
TOTAL CHILE		3,063,912
HUNGARY - 0.0%
Hungary Government 7.625% 3/29/2041	110,000	130,796
INDONESIA - 0.1%
Indonesia Government 1.85% 3/12/2031	460,000	409,860
Indonesia Government 2.85% 2/14/2030	200,000	189,850
Indonesia Government 3.35% 3/12/2071	270,000	170,927
Indonesia Government 3.4% 9/18/2029	360,000	351,180
Indonesia Government 3.5% 2/14/2050	400,000	289,800
Indonesia Government 3.85% 10/15/2030	750,000	738,825
Indonesia Government 4.1% 4/24/2028	240,000	241,260
Indonesia Government 4.35% 1/11/2048	250,000	214,500
Indonesia Government 4.45% 4/15/2070	150,000	120,273
Indonesia Government 4.9% 4/16/2036	1,010,000	1,001,243
Indonesia Government 4.95% 2/21/2036	500,000	497,703
Indonesia Government 5.25% 1/15/2030	300,000	311,400
Indonesia Government 5.6% 1/15/2035	300,000	316,358
TOTAL INDONESIA		4,853,179
ISRAEL - 0.1%
Israel Government 3.25% 1/17/2028	760,000	748,028
Israel Government 3.375% 1/15/2050	475,000	326,364
Israel Government 4.5% 1/30/2043	200,000	177,043
Israel Government 5% 1/13/2036	400,000	398,476
Israel Government 5.375% 2/19/2030	350,000	362,268
Israel Government 5.375% 3/12/2029	200,000	206,062
Israel Government 5.5% 3/12/2034	200,000	207,937
Israel Government 5.625% 2/19/2035	760,000	797,946
Israel Government 5.75% 3/12/2054	430,000	420,298
Israel Government 5.875% 1/13/2056	300,000	298,050
TOTAL ISRAEL		3,942,472
ITALY - 0.0%
Italian Republic 2.875% 10/17/2029	400,000	387,709
Italian Republic 3.875% 5/6/2051	600,000	456,813
TOTAL ITALY		844,522
JAPAN - 0.0%
Japan International Cooperation Agency 1.75% 4/28/2031	200,000	180,763
KOREA (SOUTH) - 0.0%
Korean Republic 2.75% 1/19/2027	570,000	566,033
Korean Republic 3.625% 10/29/2030	500,000	500,438
TOTAL KOREA (SOUTH)		1,066,471
MEXICO - 0.3%
United Mexican States 3.5% 2/12/2034	1,226,000	1,073,363
United Mexican States 4.5% 1/31/2050	1,920,000	1,489,728
United Mexican States 4.6% 2/10/2048	270,000	212,166
United Mexican States 4.75% 3/22/2031	1,600,000	1,596,000
United Mexican States 4.75% 4/27/2032	200,000	196,810
United Mexican States 5% 4/27/2051	1,195,000	981,095
United Mexican States 5.55% 1/21/2045	560,000	524,440
United Mexican States 5.625% 2/9/2034	460,000	464,784
United Mexican States 5.85% 7/2/2032	1,737,000	1,806,480
United Mexican States 6% 5/13/2030	400,000	420,800
United Mexican States 6.05% 1/11/2040	120,000	120,769
United Mexican States 6.125% 2/9/2038	600,000	607,950
United Mexican States 6.35% 2/9/2035	430,000	453,865
United Mexican States 6.625% 1/29/2038	370,000	391,090
United Mexican States 7.375% 5/13/2055	490,000	536,795
TOTAL MEXICO		10,876,135
PANAMA - 0.1%
Panamanian Republic 3.16% 1/23/2030	800,000	760,000
Panamanian Republic 3.87% 7/23/2060	200,000	138,949
Panamanian Republic 4.5% 4/16/2050	400,000	320,475
Panamanian Republic 4.5% 5/15/2047	240,000	196,845
Panamanian Republic 6.4% 2/14/2035	480,000	513,958
Panamanian Republic 6.7% 1/26/2036	240,000	261,185
Panamanian Republic 7.875% 3/1/2057	600,000	723,600
TOTAL PANAMA		2,915,012
PERU - 0.1%
Peruvian Republic 1.862% 12/1/2032	420,000	353,535
Peruvian Republic 2.78% 12/1/2060	810,000	457,650
Peruvian Republic 3.55% 3/10/2051	250,000	180,437
Peruvian Republic 5.375% 2/8/2035	290,000	299,425
Peruvian Republic 5.5% 3/30/2036	370,000	382,488
Peruvian Republic 6.2% 6/30/2055	370,000	389,518
Peruvian Republic 6.55% 3/14/2037	275,000	306,625
TOTAL PERU		2,369,678
PHILIPPINES - 0.1%
Philippine Republic 2.65% 12/10/2045	610,000	407,938
Philippine Republic 2.95% 5/5/2045	370,000	263,440
Philippine Republic 3% 2/1/2028	200,000	196,932
Philippine Republic 3.95% 1/20/2040	300,000	265,407
Philippine Republic 4.75% 3/5/2035	1,000,000	998,750
Philippine Republic 5% 1/27/2036	600,000	609,360
Philippine Republic 5.17% 10/13/2027	1,200,000	1,224,000
Philippine Republic 5.25% 5/14/2034	400,000	416,800
Philippine Republic 5.5% 1/17/2048	200,000	201,250
Philippine Republic 5.5% 2/4/2035	200,000	211,000
Philippine Republic 5.9% 2/4/2050	300,000	317,130
Philippine Republic 6.375% 10/23/2034	130,000	145,485
Philippine Republic 9.5% 2/2/2030	170,000	203,788
TOTAL PHILIPPINES		5,461,280
POLAND - 0.1%
Republic of Poland 4.625% 3/18/2029	560,000	574,879
Republic of Poland 4.875% 10/4/2033	260,000	266,570
Republic of Poland 4.875% 2/12/2030	400,000	415,200
Republic of Poland 5.125% 9/18/2034	300,000	311,700
Republic of Poland 5.375% 2/12/2035	400,000	418,860
Republic of Poland 5.5% 3/18/2054	400,000	391,456
Republic of Poland 5.5% 4/4/2053	260,000	254,158
Republic of Poland 5.75% 11/16/2032	200,000	215,750
TOTAL POLAND		2,848,573
URUGUAY - 0.1%
Uruguay Republic 4.125% 11/20/2045	130,000	115,320
Uruguay Republic 4.375% 1/23/2031	270,000	274,523
Uruguay Republic 4.375% 10/27/2027	93,333	93,986
Uruguay Republic 4.975% 4/20/2055	462,000	428,274
Uruguay Republic 5.1% 6/18/2050	100,000	96,100
Uruguay Republic 5.442% 2/14/2037	1,000,000	1,051,000
Uruguay Republic 7.625% 3/21/2036	130,000	158,080
TOTAL URUGUAY		2,217,283
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $49,701,230)		48,499,957

Municipal Securities - 0.3%
	Principal Amount (a)	Value ($)
California - 0.2%
Education - 0.0%
California St Univ Rev 2.719% 11/1/2052	280,000	193,135
General Obligations - 0.2%
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 2.746% 6/1/2034	112,000	101,678
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 3.293% 6/1/2042	60,000	47,984
State of California 7.5% 4/1/2034	980,000	1,157,136
State of California 7.55% 4/1/2039	360,000	444,776
State of California 7.6% 11/1/2040	350,000	437,338
State of California Gen. Oblig. 3.5% 4/1/2028	175,000	174,922
TOTAL GENERAL OBLIGATIONS		2,363,834
Health Care - 0.0%
Univ CA Regts Med Ctr Pooled Rev (Univ CA Regts Med Ctr Pooled Rev Proj.) Series 2020 N, 3.256% 5/15/2060	700,000	475,064
Univ CA Regts Med Ctr Pooled Rev Series 2020 N, 3.006% 5/15/2050	150,000	103,388
TOTAL HEALTH CARE		578,452
Transportation - 0.0%
Bay Area Toll Auth CA Bridge Rev 6.263% 4/1/2049	325,000	352,813
Bay Area Toll Auth CA Bridge Rev 7.043% 4/1/2050	55,000	64,266
City of Los Angeles Department of Airports Customer Facility Charge Revenue (Los Angeles CA Dept Arpts Rev Proj.) 4.242% 5/15/2048 (Assured Guaranty Inc Insured)	300,000	269,127
TOTAL TRANSPORTATION		686,206
TOTAL CALIFORNIA		3,821,627
Florida - 0.0%
Special Tax - 0.0%
State of Florida Series 2024A, 5.526% 7/1/2034	300,000	323,067
Idaho - 0.0%
Electric Utilities - 0.0%
Idaho Energy Res Auth Transmission Facs Rev (Bonneville Power Administration Proj.) Series 2021, 2.861% 9/1/2046	75,000	55,288
Illinois - 0.1%
General Obligations - 0.1%
Illinois St 7.35% 7/1/2035	71,429	78,111
Illinois St Gen. Oblig. 5.1% 6/1/2033	654,412	677,647
TOTAL GENERAL OBLIGATIONS		755,758
Transportation - 0.0%
Chicago IL O'Hare Intl Arpt Rev 6.395% 1/1/2040	300,000	338,599
TOTAL ILLINOIS		1,094,357
Kansas - 0.0%
General Obligations - 0.0%
Kansas St Dev Fin Auth Rev (Kansas St Proj.) Series 2015 H, 4.927% 4/15/2045	140,000	140,700
Massachusetts - 0.0%
General Obligations - 0.0%
Massachusetts St 5.456% 12/1/2039	145,000	152,021
Water & Sewer - 0.0%
Massachusetts St Wtr Res Auth Series 2021C, 2.823% 8/1/2041	300,000	247,305
TOTAL MASSACHUSETTS		399,326
Michigan - 0.0%
Education - 0.0%
University MI Univ Revs 4.454% 4/1/2122	180,000	147,562
General Obligations - 0.0%
Michigan St Strategic Fd Ltd Oblig Rev (State of Michigan Proj.) Series 2021 A, 3.225% 9/1/2047	100,000	79,329
TOTAL MICHIGAN		226,891
Minnesota - 0.0%
Education - 0.0%
University MN Series 2022, 4.048% 4/1/2052	210,000	178,874
New Jersey - 0.0%
Transportation - 0.0%
New Jersey Turnpike Authority 7.102% 1/1/2041	140,000	166,954
New Jersey Turnpike Authority 7.414% 1/1/2040	320,000	391,893
TOTAL NEW JERSEY		558,847
New Jersey,New York - 0.0%
Transportation - 0.0%
Port Auth NY & NJ 4.96% 8/1/2046	70,000	68,294
Port Auth NY & NJ Series 225, 3.175% 7/15/2060	300,000	204,478
TOTAL NEW JERSEY,NEW YORK		272,772
New York - 0.0%
General Obligations - 0.0%
City of New York NY 6.271% 12/1/2037	280,000	305,630
Special Tax - 0.0%
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 2.202% 3/15/2034	300,000	261,587
Transportation - 0.0%
Metropolitan Transn Auth NY Rv Series 2010E, 6.814% 11/15/2040	70,000	80,134
Water & Sewer - 0.0%
New York NY Cty Muni Wtr Fin Auth 6.011% 6/15/2042	280,000	296,383
TOTAL NEW YORK		943,734
North Carolina - 0.0%
Health Care - 0.0%
Atrium Health (Atrium Health Proj.) 3.204% 1/15/2051	150,000	106,583
Ohio - 0.0%
Electric Utilities - 0.0%
American Mun Pwr Rev 7.834% 2/15/2041	170,000	210,759
Texas - 0.0%
Electric Utilities - 0.0%
San Antonio TX Elec & Gas Rev 4.427% 2/1/2042	300,000	294,160
San Antonio TX Elec & Gas Rev Series 2025A, 5.469% 2/1/2045	70,000	72,713
TOTAL ELECTRIC UTILITIES		366,873
General Obligations - 0.0%
Texas State 4.681% 4/1/2040	300,000	301,450
Texas State Gen. Oblig. Series 2015 C, 3.738% 10/1/2031	190,000	189,992
TOTAL GENERAL OBLIGATIONS		491,442
Special Tax - 0.0%
Dallas TX Rapid Transit Sales Tax Rev Series 2021 A, 2.613% 12/1/2048	300,000	213,902
Transportation - 0.0%
Dallas Fort Worth International Airport 4.507% 11/1/2051	100,000	90,537
Dallas Fort Worth International Airport Series 2019A, 3.144% 11/1/2045	20,000	15,910
Dallas Fort Worth International Airport Series 2021 C, 2.843% 11/1/2046	250,000	189,608
TOTAL TRANSPORTATION		296,055
TOTAL TEXAS		1,368,272
Virginia - 0.0%
Education - 0.0%
University VA Univ Revs (University VA Univ Revs Proj.) 2.584% 11/1/2051	210,000	134,576
TOTAL MUNICIPAL SECURITIES (Cost $10,868,888)		9,835,673

Non-Convertible Corporate Bonds - 26.9%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.1%
Banks - 0.1%
Australia & New Zealand Banking Group Ltd/New York NY 4.75% 1/18/2027	340,000	343,018
National Australia Bank Ltd/New York 3.85% 12/13/2028	350,000	351,331
National Australia Bank Ltd/New York 4.148% 1/13/2031	300,000	302,848
National Australia Bank Ltd/New York 4.9% 6/13/2028	300,000	307,904
National Australia Bank Ltd/New York 4.944% 1/12/2028	250,000	256,013
Westpac Banking Corp 1.953% 11/20/2028	170,000	162,299
Westpac Banking Corp 3.02% 11/18/2036 (d)	180,000	164,868
Westpac Banking Corp 3.133% 11/18/2041	100,000	77,556
Westpac Banking Corp 3.35% 3/8/2027	670,000	667,973
Westpac Banking Corp 4.043% 8/26/2027	230,000	231,441
Westpac Banking Corp 4.11% 7/24/2034 (d)	500,000	495,701
Westpac Banking Corp 4.322% 11/23/2031 (d)	270,000	270,152
Westpac Banking Corp 4.354% 7/1/2030	290,000	295,231
Westpac Banking Corp 5.405% 8/10/2033 (d)	100,000	104,252
Westpac Banking Corp 5.618% 11/20/2035 (d)	100,000	104,674
Westpac Banking Corp 6.82% 11/17/2033	100,000	112,825
TOTAL FINANCIALS		4,248,086
Materials - 0.1%
Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd 4.125% 2/24/2042	225,000	198,288
BHP Billiton Finance USA Ltd 4.75% 2/28/2028	400,000	407,326
BHP Billiton Finance USA Ltd 5% 2/15/2036	200,000	205,688
BHP Billiton Finance USA Ltd 5% 2/21/2030	120,000	124,420
BHP Billiton Finance USA Ltd 5% 9/30/2043	151,000	146,569
BHP Billiton Finance USA Ltd 5.25% 9/8/2033	330,000	346,321
BHP Billiton Finance USA Ltd 5.3% 2/21/2035	230,000	241,207
BHP Billiton Finance USA Ltd 5.5% 9/8/2053	50,000	50,412
BHP Billiton Finance USA Ltd 5.75% 9/5/2055	180,000	187,951
Rio Tinto Finance USA Ltd 2.75% 11/2/2051	390,000	246,612
Rio Tinto Finance USA Ltd 5.2% 11/2/2040	324,000	329,049
Rio Tinto Finance USA PLC 4.875% 3/14/2030	500,000	516,401
Rio Tinto Finance USA PLC 5% 3/9/2033	200,000	207,725
Rio Tinto Finance USA PLC 5.25% 3/14/2035	420,000	438,265
Rio Tinto Finance USA PLC 5.75% 3/14/2055	315,000	326,930
TOTAL MATERIALS		3,973,164
TOTAL AUSTRALIA		8,221,250
BELGIUM - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.7% 2/1/2036	200,000	200,516
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.9% 2/1/2046	100,000	94,060
Anheuser-Busch InBev Finance Inc 4.7% 2/1/2036	220,000	220,568
Anheuser-Busch InBev Finance Inc 4.9% 2/1/2046	100,000	93,748
Anheuser-Busch InBev Worldwide Inc 3.5% 6/1/2030	1,000,000	985,564
Anheuser-Busch InBev Worldwide Inc 4.35% 6/1/2040	180,000	166,452
Anheuser-Busch InBev Worldwide Inc 4.439% 10/6/2048	1,195,000	1,047,270
Anheuser-Busch InBev Worldwide Inc 4.6% 4/15/2048	487,000	437,868
Anheuser-Busch InBev Worldwide Inc 4.95% 1/15/2042	230,000	223,256
Anheuser-Busch InBev Worldwide Inc 5.45% 1/23/2039	380,000	398,791
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049	400,000	402,823
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059	370,000	384,022
Anheuser-Busch InBev Worldwide Inc 5.875% 6/15/2035	180,000	197,833
Anheuser-Busch InBev Worldwide Inc 8.2% 1/15/2039	110,000	143,416

TOTAL BELGIUM		4,996,187
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Vale Overseas Ltd 3.75% 7/8/2030	500,000	483,768
Vale Overseas Ltd 6.125% 6/12/2033	70,000	75,491
Vale Overseas Ltd 6.4% 6/28/2054	350,000	364,991
Vale Overseas Ltd 6.875% 11/21/2036	120,000	137,138
		1,061,388
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/2028	320,000	305,491
Suzano Austria GmbH 3.125% 1/15/2032	250,000	225,740
Suzano Austria GmbH 6% 1/15/2029	230,000	238,183
		769,414
TOTAL BRAZIL		1,830,802
CANADA - 0.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bell Canada 2.15% 2/15/2032	230,000	202,602
Bell Canada 3.2% 2/15/2052	100,000	67,188
Bell Canada 4.464% 4/1/2048	130,000	110,178
Bell Canada 5.55% 2/15/2054	240,000	235,556
TELUS Corp 4.3% 6/15/2049	100,000	81,722
		697,246
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 2.9% 11/15/2026	90,000	89,307
Rogers Communications Inc 4.55% 3/15/2052	960,000	783,891
		873,198
TOTAL COMMUNICATION SERVICES		1,570,444
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 3.85% 6/1/2027	152,000	151,980
Canadian Natural Resources Ltd 4.95% 6/1/2047	210,000	190,951
Canadian Natural Resources Ltd 5% 12/15/2029	400,000	412,818
Canadian Natural Resources Ltd 5.4% 12/15/2034	150,000	155,366
Canadian Natural Resources Ltd 6.25% 3/15/2038	50,000	53,988
Canadian Natural Resources Ltd 6.45% 6/30/2033	140,000	154,434
Cenovus Energy Inc 5.4% 3/20/2036	300,000	305,584
Cenovus Energy Inc 5.4% 6/15/2047	171,000	160,801
Enbridge Inc 2.5% 8/1/2033	520,000	453,626
Enbridge Inc 3.125% 11/15/2029	420,000	406,141
Enbridge Inc 3.4% 8/1/2051	190,000	132,412
Enbridge Inc 4.2% 11/20/2028	700,000	704,302
Enbridge Inc 4.5% 2/15/2031	80,000	80,802
Enbridge Inc 4.5% 6/10/2044	120,000	104,124
Enbridge Inc 5.55% 6/20/2035	200,000	209,713
Enbridge Inc 5.625% 4/5/2034	100,000	105,854
Enbridge Inc 5.7% 3/8/2033	200,000	212,566
Enbridge Inc 5.95% 4/5/2054	230,000	237,170
Enbridge Inc 6.2% 11/15/2030	540,000	584,556
Enbridge Inc 8.5% 1/15/2084 (d)	60,000	69,247
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029	100,000	102,250
South Bow USA Infrastructure Holdings LLC 5.584% 10/1/2034	150,000	152,786
South Bow USA Infrastructure Holdings LLC 6.176% 10/1/2054	100,000	97,986
Suncor Energy Inc 4% 11/15/2047	234,000	182,837
Suncor Energy Inc 6.8% 5/15/2038	130,000	147,172
Suncor Energy Inc 7.15% 2/1/2032	90,000	102,077
TransCanada PipeLines Ltd 4.1% 4/15/2030	670,000	668,899
TransCanada PipeLines Ltd 4.25% 5/15/2028	514,000	516,982
TransCanada PipeLines Ltd 4.625% 3/1/2034	230,000	228,693
TransCanada PipeLines Ltd 4.875% 5/15/2048	80,000	72,323
TransCanada PipeLines Ltd 5% 10/16/2043	440,000	422,363
TransCanada PipeLines Ltd 6.1% 6/1/2040	170,000	183,236
TransCanada PipeLines Ltd 7.25% 8/15/2038	100,000	117,163
TOTAL ENERGY		7,881,202
Financials - 0.6%
Banks - 0.5%
Bank of Montreal 2.65% 3/8/2027	460,000	455,136
Bank of Montreal 3.088% 1/10/2037 (d)	110,000	100,399
Bank of Montreal 3.803% 12/15/2032 (d)	100,000	99,250
Bank of Montreal 4.35% 9/22/2031 (d)	350,000	352,259
Bank of Montreal 4.439% 1/14/2032 (d)	250,000	251,616
Bank of Montreal 5.717% 9/25/2028	320,000	333,816
Bank of Nova Scotia/The 2.45% 2/2/2032	110,000	99,647
Bank of Nova Scotia/The 4.247% 2/2/2030 (d)	520,000	522,566
Bank of Nova Scotia/The 4.338% 9/15/2031 (d)	300,000	301,068
Bank of Nova Scotia/The 4.588% 5/4/2037 (d)	180,000	177,120
Bank of Nova Scotia/The 4.85% 2/1/2030	210,000	216,172
Bank of Nova Scotia/The 5.25% 6/12/2028	330,000	340,051
Bank of Nova Scotia/The 5.65% 2/1/2034	250,000	267,611
Canadian Imperial Bank of Commerce 3.6% 4/7/2032	85,000	81,915
Canadian Imperial Bank of Commerce 4.243% 9/8/2028 (d)	800,000	803,603
Canadian Imperial Bank of Commerce 5.001% 4/28/2028	310,000	317,114
Canadian Imperial Bank of Commerce 5.926% 10/2/2026	210,000	212,431
Canadian Imperial Bank of Commerce 5.986% 10/3/2028	310,000	325,320
Canadian Imperial Bank of Commerce 6.092% 10/3/2033	186,000	204,138
National Bank of Canada 4.5% 10/10/2029	250,000	254,093
Royal Bank of Canada 2.05% 1/21/2027	2,730,000	2,689,286
Royal Bank of Canada 3.625% 5/4/2027	410,000	409,568
Royal Bank of Canada 4.24% 8/3/2027	390,000	392,446
Royal Bank of Canada 4.305% 11/3/2031 (d)	110,000	110,709
Royal Bank of Canada 4.522% 10/18/2028 (d)	250,000	252,524
Royal Bank of Canada 4.65% 10/18/2030 (d)	960,000	979,328
Royal Bank of Canada 4.696% 8/6/2031 (d)	250,000	255,434
Royal Bank of Canada 4.95% 2/1/2029	90,000	92,859
Royal Bank of Canada 5% 5/2/2033	200,000	207,408
Royal Bank of Canada 5.15% 2/1/2034	400,000	421,169
Royal Bank of Canada 5.153% 2/4/2031 (d)	160,000	165,934
Toronto Dominion Bank 3.2% 3/10/2032	190,000	179,222
Toronto Dominion Bank 4.411% 1/13/2031	50,000	50,613
Toronto Dominion Bank 4.456% 6/8/2032	100,000	100,934
Toronto Dominion Bank 4.808% 6/3/2030	840,000	863,714
Toronto Dominion Bank 4.928% 10/15/2035	140,000	141,150
Toronto Dominion Bank 5.146% 9/10/2034 (d)	220,000	224,364
Toronto Dominion Bank 5.156% 1/10/2028	620,000	634,401
Toronto Dominion Bank 5.264% 12/11/2026	300,000	303,328
Toronto Dominion Bank 5.298% 1/30/2032	400,000	421,033
		14,610,749
Capital Markets - 0.0%
Brookfield Capital Finance LLC 6.087% 6/14/2033	100,000	106,160
Brookfield Finance Inc 2.724% 4/15/2031	330,000	304,060
Brookfield Finance Inc 3.5% 3/30/2051	100,000	68,315
Brookfield Finance Inc 3.9% 1/25/2028	190,000	189,570
Brookfield Finance Inc 5.813% 3/3/2055	100,000	97,617
Brookfield Finance Inc 5.968% 3/4/2054	250,000	248,954
Brookfield Finance Inc 6.35% 1/5/2034	170,000	184,272
Brookfield Finance LLC / Brookfield Finance Inc 3.45% 4/15/2050	120,000	81,174
CI Financial Corp 3.2% 12/17/2030	220,000	201,628
		1,481,750
Insurance - 0.1%
Fairfax Financial Holdings Ltd 4.625% 4/29/2030	240,000	242,784
Fairfax Financial Holdings Ltd 5.625% 8/16/2032	70,000	73,336
Fairfax Financial Holdings Ltd 5.75% 5/20/2035	440,000	458,894
Fairfax Financial Holdings Ltd 6% 12/7/2033	70,000	74,824
Fairfax Financial Holdings Ltd 6.1% 3/15/2055	50,000	50,072
Fairfax Financial Holdings Ltd 6.35% 3/22/2054	150,000	155,516
Manulife Financial Corp 4.15% 3/4/2026	510,000	509,997
Manulife Financial Corp 4.986% 12/11/2035	260,000	260,887
Manulife Financial Corp 5.375% 3/4/2046	50,000	49,772
		1,876,082
TOTAL FINANCIALS		17,968,581
Industrials - 0.1%
Ground Transportation - 0.1%
Canadian National Railway Co 2.45% 5/1/2050	290,000	176,538
Canadian National Railway Co 2.75% 3/1/2026	150,000	149,960
Canadian National Railway Co 3.65% 2/3/2048	100,000	77,688
Canadian National Railway Co 4.2% 3/12/2031	700,000	704,493
Canadian National Railway Co 4.45% 1/20/2049	50,000	43,583
Canadian National Railway Co 6.125% 11/1/2053	60,000	65,005
Canadian Pacific Railway Co 1.75% 12/2/2026	200,000	196,919
Canadian Pacific Railway Co 2.45% 12/2/2031	200,000	182,064
Canadian Pacific Railway Co 3.1% 12/2/2051	300,000	204,834
Canadian Pacific Railway Co 3.5% 5/1/2050	260,000	192,214
Canadian Pacific Railway Co 4.2% 11/15/2069	50,000	38,214
Canadian Pacific Railway Co 4.8% 8/1/2045	230,000	216,737
Canadian Pacific Railway Co 6.125% 9/15/2115	100,000	103,461
		2,351,710
Professional Services - 0.0%
TR Finance LLC 5.85% 4/15/2040	110,000	112,229
TOTAL INDUSTRIALS		2,463,939
Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 3.95% 5/13/2050	170,000	132,242
Nutrien Ltd 4.125% 3/15/2035	150,000	141,175
Nutrien Ltd 4.2% 4/1/2029	32,000	32,120
Nutrien Ltd 4.9% 3/27/2028	380,000	386,886
Nutrien Ltd 5% 4/1/2049	156,000	142,818
Nutrien Ltd 5.4% 6/21/2034	300,000	313,319
		1,148,560
Metals & Mining - 0.0%
Barrick North America Finance LLC 5.7% 5/30/2041	242,000	251,551
Barrick PD Australia Finance Pty Ltd 5.95% 10/15/2039	100,000	107,214
		358,765
TOTAL MATERIALS		1,507,325
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 2.639% 6/15/2031	130,000	119,281
Emera US Finance LP 3.55% 6/15/2026	160,000	159,676
Emera US Finance LP 4.75% 6/15/2046	100,000	86,460
TOTAL UTILITIES		365,417
TOTAL CANADA		31,756,908
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Alibaba Group Holding Ltd 2.125% 2/9/2031	340,000	312,089
Alibaba Group Holding Ltd 3.15% 2/9/2051	235,000	161,729
Alibaba Group Holding Ltd 4% 12/6/2037	820,000	762,849
Alibaba Group Holding Ltd 4.5% 11/28/2034	230,000	229,591

TOTAL CHINA		1,466,258
FRANCE - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 5.375% 1/13/2042	270,000	268,635
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies Capital International SA 3.127% 5/29/2050	100,000	68,492
TotalEnergies Capital International SA 3.386% 6/29/2060	380,000	252,251
TotalEnergies Capital International SA 3.461% 7/12/2049	140,000	102,747
TotalEnergies Capital SA 3.883% 10/11/2028	470,000	472,554
TotalEnergies Capital SA 5.15% 4/5/2034	510,000	534,030
TotalEnergies Capital SA 5.488% 4/5/2054	480,000	474,439
TotalEnergies Capital SA 5.638% 4/5/2064	70,000	69,345
TotalEnergies Capital USA LLC 4.857% 1/13/2036	150,000	151,580
TOTAL ENERGY		2,125,438
TOTAL FRANCE		2,394,073
GERMANY - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Deutsche Telekom International Finance BV 8.75% 6/15/2030 (d)	370,000	434,160
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Mercedes-Benz Finance North America LLC 8.5% 1/18/2031	100,000	118,828
Financials - 0.2%
Capital Markets - 0.1%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (d)	830,000	819,918
Deutsche Bank AG/New York NY 3.547% 9/18/2031 (d)	150,000	144,080
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (d)	520,000	494,735
Deutsche Bank AG/New York NY 4.469% 12/10/2031 (d)	400,000	402,293
Deutsche Bank AG/New York NY 4.725% 2/6/2032 (d)	300,000	302,564
Deutsche Bank AG/New York NY 4.875% 12/1/2032 (d)	200,000	200,703
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (d)	180,000	183,325
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (d)	150,000	153,249
Deutsche Bank AG/New York NY 5.297% 5/9/2031 (d)	250,000	258,163
Deutsche Bank AG/New York NY 5.403% 9/11/2035 (d)	150,000	153,800
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (d)	150,000	156,879
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (d)	280,000	298,201
		3,567,910
Financial Services - 0.1%
KfW 0% 6/29/2037 (h)	1,000,000	629,862
KfW 3% 5/20/2027	2,200,000	2,187,384
Landwirtschaftliche Rentenbank 3.625% 10/8/2030	310,000	311,231
Landwirtschaftliche Rentenbank 3.875% 9/28/2027	1,110,000	1,116,770
		4,245,247
TOTAL FINANCIALS		7,813,157
TOTAL GERMANY		8,366,145
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 3.125% 4/14/2030	100,000	96,562
IRELAND - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	1,000,000	990,322
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	400,000	389,128
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	160,000	149,519
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	250,000	228,186
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	250,000	208,135
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030	400,000	401,056
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 10/15/2027	270,000	272,496
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 9/10/2029	210,000	212,938
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.75% 1/15/2033	450,000	450,881
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5% 11/15/2035	200,000	199,707
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.3% 1/19/2034	200,000	205,756
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.15% 9/30/2030	150,000	161,019
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	219,000	224,511
TOTAL FINANCIALS		4,093,654
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 5.438% 4/3/2034	300,000	312,682
Smurfit Westrock Financing DAC 5.185% 1/15/2036	200,000	204,141
Smurfit Westrock Financing DAC 5.418% 1/15/2035	200,000	207,574
TOTAL MATERIALS		724,397
TOTAL IRELAND		4,818,051
JAPAN - 0.5%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Honda Motor Co Ltd 2.967% 3/10/2032	130,000	120,349
Toyota Motor Corp 3.669% 7/20/2028	290,000	290,392
Toyota Motor Corp 5.053% 6/30/2035	500,000	520,456
TOTAL CONSUMER DISCRETIONARY		931,197
Financials - 0.5%
Banks - 0.5%
Japan Bank for International Cooperation 1.25% 1/21/2031	1,012,000	901,225
Japan Bank for International Cooperation 2% 10/17/2029	240,000	226,535
Japan Bank for International Cooperation 2.75% 11/16/2027	760,000	749,238
Japan Bank for International Cooperation 4.375% 1/23/2036	400,000	402,889
Japan Bank for International Cooperation 4.875% 10/18/2028	390,000	402,467
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (d)	550,000	544,932
Mitsubishi UFJ Financial Group Inc 2.309% 7/20/2032 (d)	550,000	497,402
Mitsubishi UFJ Financial Group Inc 2.341% 1/19/2028 (d)	330,000	325,476
Mitsubishi UFJ Financial Group Inc 2.559% 2/25/2030	200,000	188,763
Mitsubishi UFJ Financial Group Inc 2.757% 9/13/2026	1,050,000	1,043,632
Mitsubishi UFJ Financial Group Inc 3.195% 7/18/2029	670,000	652,924
Mitsubishi UFJ Financial Group Inc 3.961% 3/2/2028	100,000	100,261
Mitsubishi UFJ Financial Group Inc 4.153% 3/7/2039	150,000	141,175
Mitsubishi UFJ Financial Group Inc 4.286% 7/26/2038	110,000	105,572
Mitsubishi UFJ Financial Group Inc 4.505% 1/14/2032 (d)	200,000	201,930
Mitsubishi UFJ Financial Group Inc 5.057% 1/14/2037 (d)	300,000	303,509
Mitsubishi UFJ Financial Group Inc 5.188% 9/12/2036 (d)	400,000	409,713
Mitsubishi UFJ Financial Group Inc 5.197% 1/16/2031 (d)	400,000	413,865
Mitsubishi UFJ Financial Group Inc 5.406% 4/19/2034 (d)	200,000	210,761
Mitsubishi UFJ Financial Group Inc 5.441% 2/22/2034 (d)	240,000	253,061
Mitsubishi UFJ Financial Group Inc 5.475% 2/22/2031 (d)	200,000	209,661
Mitsubishi UFJ Financial Group Inc 5.615% 4/24/2036 (d)	200,000	211,577
Mizuho Financial Group Inc 1.554% 7/9/2027 (d)	200,000	198,352
Mizuho Financial Group Inc 1.979% 9/8/2031 (d)	280,000	254,382
Mizuho Financial Group Inc 4.711% 7/8/2031 (d)	230,000	234,528
Mizuho Financial Group Inc 5.098% 5/13/2031 (d)	400,000	414,414
Mizuho Financial Group Inc 5.382% 7/10/2030 (d)	630,000	655,172
Mizuho Financial Group Inc 5.669% 9/13/2033 (d)	200,000	214,108
Mizuho Financial Group Inc 5.739% 5/27/2031 (d)	590,000	625,283
Mizuho Financial Group Inc 5.778% 7/6/2029 (d)	430,000	447,197
Sumitomo Mitsui Financial Group Inc 2.174% 1/14/2027	1,010,000	995,890
Sumitomo Mitsui Financial Group Inc 2.75% 1/15/2030	900,000	857,076
Sumitomo Mitsui Financial Group Inc 3.04% 7/16/2029	600,000	581,430
Sumitomo Mitsui Financial Group Inc 3.05% 1/14/2042	260,000	203,463
Sumitomo Mitsui Financial Group Inc 5.046% 1/15/2037 (d)	725,000	733,776
Sumitomo Mitsui Financial Group Inc 5.24% 4/15/2030	200,000	208,735
Sumitomo Mitsui Financial Group Inc 5.52% 1/13/2028	500,000	515,476
Sumitomo Mitsui Financial Group Inc 5.558% 7/9/2034	200,000	211,729
Sumitomo Mitsui Financial Group Inc 5.632% 1/15/2035	200,000	213,510
Sumitomo Mitsui Financial Group Inc 5.776% 7/13/2033	280,000	301,089
Sumitomo Mitsui Financial Group Inc 5.8% 7/13/2028	300,000	312,721
Sumitomo Mitsui Financial Group Inc 5.808% 9/14/2033	200,000	216,174
Sumitomo Mitsui Financial Group Inc 5.836% 7/9/2044	170,000	177,573
Sumitomo Mitsui Financial Group Inc 6.184% 7/13/2043	60,000	66,461
		17,135,107
Capital Markets - 0.0%
Nomura Holdings Inc 2.329% 1/22/2027	290,000	285,922
Nomura Holdings Inc 2.679% 7/16/2030	210,000	196,408
Nomura Holdings Inc 2.999% 1/22/2032	565,000	522,521
Nomura Holdings Inc 6.07% 7/12/2028	200,000	208,984
		1,213,835
TOTAL FINANCIALS		18,348,942
Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2.05% 3/31/2030	290,000	267,780
Takeda Pharmaceutical Co Ltd 3.025% 7/9/2040	330,000	257,702
Takeda Pharmaceutical Co Ltd 5% 11/26/2028	210,000	215,172
Takeda Pharmaceutical Co Ltd 5.8% 7/5/2064	410,000	413,934
TOTAL HEALTH CARE		1,154,588
TOTAL JAPAN		20,434,727
KOREA (SOUTH) - 0.1%
Financials - 0.1%
Banks - 0.1%
Export-Import Bank of Korea 1.25% 9/21/2030	680,000	609,621
Export-Import Bank of Korea 3.875% 1/13/2031	200,000	201,549
Export-Import Bank of Korea 4% 9/11/2029	200,000	202,570
Export-Import Bank of Korea 4.25% 9/15/2027	430,000	433,885
Export-Import Bank of Korea 4.375% 1/13/2036	200,000	201,332
Export-Import Bank of Korea 5.125% 9/18/2028	290,000	300,623
Export-Import Bank of Korea 5.25% 1/14/2035	200,000	214,612
Korea Development Bank/The 1.625% 1/19/2031	250,000	226,885
Korea Development Bank/The 2% 10/25/2031	350,000	319,050
Korea Development Bank/The 4% 1/28/2031	800,000	810,134

TOTAL KOREA (SOUTH)		3,520,261
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 6% 6/17/2034	120,000	130,330
ArcelorMittal SA 6.35% 6/17/2054	100,000	107,424
ArcelorMittal SA 6.55% 11/29/2027	230,000	239,167
ArcelorMittal SA 6.8% 11/29/2032	270,000	306,433

TOTAL LUXEMBOURG		783,354
MEXICO - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV 2.875% 5/7/2030	511,000	483,483
America Movil SAB de CV 3.625% 4/22/2029	200,000	197,073
America Movil SAB de CV 6.125% 3/30/2040	100,000	108,626
TOTAL COMMUNICATION SERVICES		789,182
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola Femsa SAB de CV 2.75% 1/22/2030	150,000	143,316
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 5.25% 11/8/2042	100,000	97,840
Southern Copper Corp 5.875% 4/23/2045	248,000	258,776
Southern Copper Corp 7.5% 7/27/2035	320,000	380,275
TOTAL MATERIALS		736,891
TOTAL MEXICO		1,669,389
MULTI-NATIONAL - 0.7%
Financials - 0.7%
Banks - 0.5%
African Development Bank 4.125% 1/22/2036	450,000	453,632
Asian Development Bank 0.75% 10/8/2030	150,000	132,393
Asian Development Bank 1.875% 1/24/2030	1,139,000	1,072,147
Asian Development Bank 2.5% 11/2/2027	20,000	19,697
Asian Development Bank 4% 1/12/2033	500,000	507,241
Asian Development Bank 4.25% 1/14/2036	850,000	867,387
Asian Development Bank 4.375% 3/6/2029	1,340,000	1,375,963
Asian Development Bank 4.5% 8/25/2028	630,000	646,265
Corp Andina de Fomento 4.125% 1/7/2028	147,000	148,008
Corp Andina de Fomento 5% 1/22/2030	150,000	156,302
Corp Andina de Fomento 5% 1/24/2029	330,000	341,716
European Investment Bank 0.75% 9/23/2030	400,000	353,665
European Investment Bank 0.875% 5/17/2030	80,000	71,791
European Investment Bank 1.25% 2/14/2031	630,000	564,631
European Investment Bank 1.75% 3/15/2029	2,950,000	2,808,640
European Investment Bank 3.625% 7/15/2030	1,710,000	1,717,949
European Investment Bank 3.75% 3/13/2031	830,000	836,474
European Investment Bank 4.875% 2/15/2036	400,000	428,345
Inter-American Development Bank 1.125% 1/13/2031	730,000	651,167
Inter-American Development Bank 1.5% 1/13/2027	1,000,000	982,548
Inter-American Development Bank 3.125% 9/18/2028	680,000	675,138
Inter-American Development Bank 4% 1/12/2028	1,500,000	1,514,976
Inter-American Development Bank 4.125% 1/23/2036	750,000	756,054
Inter-American Development Bank 4.375% 1/24/2044	190,000	183,248
Inter-American Development Bank 4.5% 9/13/2033	270,000	281,976
		17,547,353
Capital Markets - 0.0%
Asian Infrastructure Investment Bank/The 4.25% 3/13/2034	300,000	307,989
Financial Services - 0.2%
International Bank for Reconstruction & Development 0.75% 8/26/2030	1,433,000	1,269,305
International Bank for Reconstruction & Development 0.875% 5/14/2030	1,054,000	945,927
International Bank for Reconstruction & Development 2.5% 11/22/2027	1,340,000	1,318,746
International Bank for Reconstruction & Development 3.625% 9/21/2029	2,750,000	2,763,398
International Bank for Reconstruction & Development 4% 7/25/2030	750,000	764,624
International Bank for Reconstruction & Development 4.75% 11/14/2033	530,000	562,337
International Finance Corp 0.75% 8/27/2030	100,000	88,503
		7,712,840
TOTAL MULTI-NATIONAL		25,568,182
NETHERLANDS - 0.1%
Financials - 0.1%
Banks - 0.1%
Cooperatieve Rabobank UA 3.75% 7/21/2026	250,000	249,669
Cooperatieve Rabobank UA 5.25% 5/24/2041	180,000	182,243
Cooperatieve Rabobank UA 5.75% 12/1/2043	260,000	264,961
Cooperatieve Rabobank UA/NY 3.743% 1/14/2028	500,000	500,766
Cooperatieve Rabobank UA/NY 4.16% 1/14/2031	500,000	503,645
Cooperatieve Rabobank UA/NY 4.883% 1/21/2028	300,000	306,996
ING Groep NV 2.727% 4/1/2032 (d)	200,000	185,772
ING Groep NV 3.95% 3/29/2027	200,000	200,187
ING Groep NV 4.017% 3/28/2028 (d)	200,000	200,146
ING Groep NV 4.252% 3/28/2033 (d)	200,000	198,076
ING Groep NV 5.066% 3/25/2031 (d)	350,000	360,839
ING Groep NV 5.525% 3/25/2036 (d)	200,000	209,516
ING Groep NV 5.55% 3/19/2035 (d)	220,000	230,611
TOTAL FINANCIALS		3,593,427
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	300,000	271,010
NXP BV / NXP Funding LLC / NXP USA Inc 3.25% 11/30/2051	120,000	80,539
NXP BV / NXP Funding LLC / NXP USA Inc 3.25% 5/11/2041	190,000	146,145
NXP BV / NXP Funding LLC / NXP USA Inc 3.4% 5/1/2030	100,000	96,913
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	140,000	139,892
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 6/18/2029	100,000	100,591
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	300,000	302,008
TOTAL INFORMATION TECHNOLOGY		1,137,098
TOTAL NETHERLANDS		4,730,525
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 2.375% 5/22/2030	310,000	291,378
Equinor ASA 3.625% 9/10/2028	130,000	130,035
Equinor ASA 4.75% 11/14/2035	650,000	654,063
Equinor ASA 4.8% 11/8/2043	130,000	123,051
Equinor ASA 5.1% 8/17/2040	180,000	180,857

TOTAL NORWAY		1,379,384
SPAIN - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 4.103% 3/8/2027	300,000	300,264
Telefonica Emisiones SA 4.895% 3/6/2048	270,000	232,100
Telefonica Emisiones SA 5.213% 3/8/2047	160,000	144,003
Telefonica Emisiones SA 5.52% 3/1/2049	250,000	233,571
Telefonica Emisiones SA 7.045% 6/20/2036	110,000	124,486
Telefonica Europe BV 8.25% 9/15/2030	608,000	702,765
TOTAL COMMUNICATION SERVICES		1,737,189
Financials - 0.2%
Banks - 0.2%
Banco Bilbao Vizcaya Argentaria SA 4.15% 3/3/2029	800,000	800,176
Banco Bilbao Vizcaya Argentaria SA 5.127% 3/3/2036	200,000	198,833
Banco Bilbao Vizcaya Argentaria SA 6.138% 9/14/2028 (d)	400,000	413,014
Banco Santander SA 1.722% 9/14/2027 (d)	800,000	790,430
Banco Santander SA 3.306% 6/27/2029	200,000	195,383
Banco Santander SA 3.8% 2/23/2028	600,000	597,619
Banco Santander SA 5.294% 8/18/2027	600,000	610,564
Banco Santander SA 5.365% 7/15/2028 (d)	1,400,000	1,424,838
Banco Santander SA 5.538% 3/14/2030 (d)	400,000	415,592
Banco Santander SA 5.565% 1/17/2030	600,000	628,991
Banco Santander SA 6.35% 3/14/2034	200,000	215,957
Banco Santander SA 6.921% 8/8/2033	200,000	222,428
TOTAL FINANCIALS		6,513,825
TOTAL SPAIN		8,251,014
SWEDEN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Svensk Exportkredit AB 2.25% 3/22/2027	970,000	956,744
SWITZERLAND - 0.1%
Financials - 0.1%
Banks - 0.0%
UBS AG/London 4.5% 6/26/2048	210,000	185,347
Capital Markets - 0.1%
UBS AG/Stamford CT 1.25% 8/7/2026	1,010,000	998,751
Financial Services - 0.0%
UBS Americas Inc 7.125% 7/15/2032	220,000	253,808
TOTAL FINANCIALS		1,437,906
Industrials - 0.0%
Electrical Equipment - 0.0%
ABB Finance USA Inc 4.375% 5/8/2042	70,000	63,986
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Tyco Electronics Group SA 2.5% 2/4/2032	110,000	100,138
Tyco Electronics Group SA 4.5% 2/9/2031	100,000	101,772
Tyco Electronics Group SA 4.875% 2/9/2036	270,000	274,271
TOTAL INFORMATION TECHNOLOGY		476,181
TOTAL SWITZERLAND		1,978,073
UNITED KINGDOM - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
British Telecommunications PLC 9.625% 12/15/2030 (f)	154,000	188,410
Media - 0.0%
RELX Capital Inc 3% 5/22/2030	110,000	104,955
RELX Capital Inc 4% 3/18/2029	240,000	239,922
RELX Capital Inc 5.25% 3/27/2035	140,000	144,157
		489,034
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 4.25% 9/17/2050	170,000	136,510
Vodafone Group PLC 4.375% 5/30/2028	250,000	254,020
Vodafone Group PLC 4.875% 6/19/2049	280,000	249,946
Vodafone Group PLC 5% 5/30/2038	130,000	130,561
Vodafone Group PLC 5.125% 6/19/2059	500,000	452,696
Vodafone Group PLC 5.75% 6/28/2054	260,000	256,471
Vodafone Group PLC 6.25% 11/30/2032	100,000	109,943
		1,590,147
TOTAL COMMUNICATION SERVICES		2,267,591
Consumer Staples - 0.2%
Beverages - 0.0%
Diageo Capital PLC 2% 4/29/2030	400,000	368,524
Diageo Capital PLC 2.125% 4/29/2032	200,000	176,303
Diageo Capital PLC 5.5% 1/24/2033	200,000	212,213
Diageo Capital PLC 5.875% 9/30/2036	120,000	131,161
Diageo Investment Corp 5.625% 4/15/2035	200,000	213,189
		1,101,390
Food Products - 0.0%
Unilever Capital Corp 1.375% 9/14/2030	380,000	342,996
Unilever Capital Corp 2.9% 5/5/2027	400,000	396,874
Unilever Capital Corp 4.875% 9/8/2028	180,000	184,927
		924,797
Tobacco - 0.2%
BAT Capital Corp 3.215% 9/6/2026	100,000	99,634
BAT Capital Corp 3.462% 9/6/2029	430,000	422,155
BAT Capital Corp 3.557% 8/15/2027	1,440,000	1,432,627
BAT Capital Corp 3.734% 9/25/2040	50,000	41,443
BAT Capital Corp 3.984% 9/25/2050	100,000	75,193
BAT Capital Corp 4.39% 8/15/2037	470,000	438,980
BAT Capital Corp 4.54% 8/15/2047	128,000	108,037
BAT Capital Corp 4.625% 3/22/2033	880,000	883,702
BAT Capital Corp 4.7% 4/2/2027	270,000	271,831
BAT Capital Corp 4.742% 3/16/2032	170,000	173,077
BAT Capital Corp 4.758% 9/6/2049	260,000	224,078
BAT Capital Corp 5.282% 4/2/2050	100,000	91,864
BAT Capital Corp 5.625% 8/15/2035	100,000	105,458
BAT Capital Corp 5.65% 3/16/2052	50,000	48,000
BAT Capital Corp 5.834% 2/20/2031	100,000	106,951
BAT Capital Corp 6% 2/20/2034	100,000	108,533
BAT Capital Corp 6.421% 8/2/2033	200,000	222,452
BAT International Finance PLC 4.448% 3/16/2028	1,870,000	1,887,683
BAT International Finance PLC 5.931% 2/2/2029	70,000	73,740
Reynolds American Inc 5.7% 8/15/2035	110,000	116,074
Reynolds American Inc 5.85% 8/15/2045	100,000	100,452
		7,031,964
TOTAL CONSUMER STAPLES		9,058,151
Financials - 0.6%
Banks - 0.6%
Barclays PLC 2.279% 11/24/2027 (d)	300,000	295,974
Barclays PLC 2.894% 11/24/2032 (d)	520,000	476,612
Barclays PLC 3.33% 11/24/2042 (d)	465,000	361,399
Barclays PLC 3.564% 9/23/2035 (d)	240,000	228,595
Barclays PLC 4.476% 11/11/2029 (d)	200,000	201,548
Barclays PLC 4.836% 5/9/2028	310,000	312,340
Barclays PLC 4.95% 1/10/2047	200,000	187,027
Barclays PLC 5.088% 6/20/2030 (d)	200,000	203,984
Barclays PLC 5.2% 5/12/2026	360,000	360,788
Barclays PLC 5.25% 8/17/2045	200,000	195,438
Barclays PLC 5.335% 9/10/2035 (d)	520,000	532,092
Barclays PLC 5.501% 8/9/2028 (d)	590,000	601,538
Barclays PLC 5.69% 3/12/2030 (d)	260,000	271,050
Barclays PLC 5.746% 8/9/2033 (d)	200,000	211,654
Barclays PLC 5.785% 2/25/2036 (d)	800,000	838,126
Barclays PLC 5.829% 5/9/2027 (d)	400,000	401,288
Barclays PLC 6.49% 9/13/2029 (d)	800,000	844,899
HSBC Holdings PLC 2.013% 9/22/2028 (d)	630,000	611,131
HSBC Holdings PLC 2.206% 8/17/2029 (d)	550,000	525,899
HSBC Holdings PLC 2.804% 5/24/2032 (d)	340,000	314,035
HSBC Holdings PLC 3.973% 5/22/2030 (d)	214,000	212,843
HSBC Holdings PLC 4.619% 11/6/2031 (d)	700,000	708,020
HSBC Holdings PLC 4.762% 3/29/2033 (d)	210,000	210,301
HSBC Holdings PLC 5.24% 5/13/2031 (d)	300,000	310,790
HSBC Holdings PLC 5.402% 8/11/2033 (d)	680,000	709,972
HSBC Holdings PLC 5.597% 5/17/2028 (d)	390,000	397,133
HSBC Holdings PLC 5.79% 5/13/2036 (d)	500,000	531,506
HSBC Holdings PLC 5.874% 11/18/2035 (d)	200,000	209,959
HSBC Holdings PLC 6.1% 1/14/2042	240,000	262,211
HSBC Holdings PLC 6.332% 3/9/2044 (d)	930,000	1,027,014
HSBC Holdings PLC 6.5% 9/15/2037	670,000	733,331
HSBC Holdings PLC 6.5% 9/15/2037	140,000	155,661
HSBC Holdings PLC 6.547% 6/20/2034 (d)	200,000	217,174
HSBC Holdings PLC 7.399% 11/13/2034 (d)	310,000	355,005
HSBC Holdings PLC 8.113% 11/3/2033 (d)	290,000	342,536
Lloyds Banking Group PLC 3.369% 12/14/2046 (d)	200,000	151,474
Lloyds Banking Group PLC 3.574% 11/7/2028 (d)	420,000	417,215
Lloyds Banking Group PLC 4.375% 3/22/2028	656,000	661,302
Lloyds Banking Group PLC 4.425% 11/4/2031 (d)	200,000	200,967
Lloyds Banking Group PLC 4.943% 11/4/2036 (d)	200,000	198,860
Lloyds Banking Group PLC 4.976% 8/11/2033 (d)	200,000	204,992
Lloyds Banking Group PLC 5.087% 11/26/2028 (d)	200,000	203,695
Lloyds Banking Group PLC 5.59% 11/26/2035 (d)	200,000	210,395
Lloyds Banking Group PLC 5.668% 2/10/2047 (d)	200,000	202,057
Lloyds Banking Group PLC 5.721% 6/5/2030 (d)	300,000	315,006
Lloyds Banking Group PLC 6.068% 6/13/2036 (d)	270,000	283,841
Lloyds Banking Group PLC 7.953% 11/15/2033 (d)	200,000	234,711
NatWest Group PLC 3.032% 11/28/2035 (d)	200,000	186,352
NatWest Group PLC 4.964% 8/15/2030 (d)	240,000	246,050
NatWest Group PLC 5.516% 9/30/2028 (d)	290,000	296,929
NatWest Group PLC 5.778% 3/1/2035 (d)	400,000	425,472
NatWest Group PLC 5.847% 3/2/2027 (d)	480,000	480,000
Santander UK Group Holdings PLC 4.32% 9/22/2029 (d)	500,000	501,738
Santander UK Group Holdings PLC 5.136% 9/22/2036 (d)	200,000	200,358
Santander UK Group Holdings PLC 6.534% 1/10/2029 (d)	250,000	260,828
TOTAL FINANCIALS		20,241,115
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca Finance LLC 2.25% 5/28/2031	170,000	155,827
Astrazeneca Finance LLC 4.6% 3/2/2036	200,000	200,203
Astrazeneca Finance LLC 4.875% 3/3/2033	380,000	395,389
Astrazeneca Finance LLC 5% 2/26/2034	530,000	551,702
Astrazeneca PLC 1.375% 8/6/2030	240,000	215,347
Astrazeneca PLC 2.125% 8/6/2050	90,000	51,460
Astrazeneca PLC 3.125% 6/12/2027	140,000	139,206
Astrazeneca PLC 4% 9/18/2042	220,000	191,979
Astrazeneca PLC 4.375% 8/17/2048	180,000	159,501
Astrazeneca PLC 6.45% 9/15/2037	219,000	251,198
TOTAL HEALTH CARE		2,311,812
Utilities - 0.0%
Multi-Utilities - 0.0%
National Grid PLC 5.418% 1/11/2034	60,000	62,704
National Grid PLC 5.809% 6/12/2033	100,000	106,978
TOTAL UTILITIES		169,682
TOTAL UNITED KINGDOM		34,048,351
UNITED STATES - 22.6%
Communication Services - 1.8%
Diversified Telecommunication Services - 0.9%
AT&T Inc 1.65% 2/1/2028	200,000	191,791
AT&T Inc 2.25% 2/1/2032	1,280,000	1,143,169
AT&T Inc 2.55% 12/1/2033	210,000	182,127
AT&T Inc 2.75% 6/1/2031	1,641,000	1,529,023
AT&T Inc 3.1% 2/1/2043	210,000	157,053
AT&T Inc 3.3% 2/1/2052	350,000	231,121
AT&T Inc 3.5% 2/1/2061	410,000	265,922
AT&T Inc 3.5% 6/1/2041	630,000	505,591
AT&T Inc 3.5% 9/15/2053	1,009,000	688,308
AT&T Inc 3.55% 9/15/2055	723,000	489,486
AT&T Inc 3.65% 6/1/2051	520,000	372,603
AT&T Inc 3.65% 9/15/2059	419,000	282,024
AT&T Inc 4.3% 2/15/2030	720,000	726,833
AT&T Inc 4.5% 5/15/2035	220,000	214,403
AT&T Inc 4.65% 6/1/2044	110,000	97,148
AT&T Inc 4.75% 5/15/2046	130,000	114,369
AT&T Inc 4.85% 7/15/2045	110,000	99,207
AT&T Inc 4.9% 11/1/2035	1,240,000	1,242,435
AT&T Inc 5.15% 3/15/2042	236,000	226,944
AT&T Inc 5.45% 3/1/2047	160,000	153,601
AT&T Inc 5.7% 3/1/2057	110,000	106,942
AT&T Inc 5.85% 4/30/2046	570,000	575,341
AT&T Inc 6% 4/30/2056	140,000	141,208
AT&T Inc 6.05% 8/15/2056	880,000	895,708
Comcast Corp 1.5% 2/15/2031	295,000	260,491
Comcast Corp 1.95% 1/15/2031	900,000	813,669
Comcast Corp 2.35% 1/15/2027	2,935,000	2,898,051
Comcast Corp 2.45% 8/15/2052	645,000	352,270
Comcast Corp 2.65% 2/1/2030	680,000	647,272
Comcast Corp 2.8% 1/15/2051	120,000	71,726
Comcast Corp 2.887% 11/1/2051	273,000	164,793
Comcast Corp 2.937% 11/1/2056	660,000	384,893
Comcast Corp 2.987% 11/1/2063	160,000	89,159
Comcast Corp 3.2% 7/15/2036	390,000	338,562
Comcast Corp 3.4% 4/1/2030	500,000	489,076
Comcast Corp 3.4% 7/15/2046	100,000	71,361
Comcast Corp 3.45% 2/1/2050	230,000	158,238
Comcast Corp 3.969% 11/1/2047	170,000	130,975
Comcast Corp 3.999% 11/1/2049	300,000	226,805
Comcast Corp 4% 3/1/2048	150,000	115,621
Comcast Corp 4.049% 11/1/2052	15,000	11,258
Comcast Corp 4.15% 10/15/2028	1,200,000	1,208,587
Comcast Corp 4.6% 8/15/2045	180,000	157,212
Comcast Corp 5.168% 1/15/2037 (e)	487,000	490,343
Comcast Corp 5.3% 5/15/2035	680,000	711,508
Comcast Corp 5.35% 5/15/2053	330,000	303,961
Comcast Corp 5.5% 5/15/2064	450,000	414,502
Comcast Corp 5.65% 6/15/2035	476,000	507,705
Comcast Corp 6.05% 5/15/2055	800,000	819,165
Comcast Corp 7.05% 3/15/2033	210,000	242,633
Sprint Capital Corp 6.875% 11/15/2028	490,000	525,647
Verizon Communications Inc 1.5% 9/18/2030	930,000	831,417
Verizon Communications Inc 2.355% 3/15/2032	615,000	549,190
Verizon Communications Inc 2.85% 9/3/2041	920,000	674,192
Verizon Communications Inc 2.987% 10/30/2056	802,000	488,839
Verizon Communications Inc 3.55% 3/22/2051	500,000	362,333
Verizon Communications Inc 3.7% 3/22/2061	140,000	96,851
Verizon Communications Inc 4.272% 1/15/2036	106,000	100,799
Verizon Communications Inc 4.4% 11/1/2034	420,000	411,673
Verizon Communications Inc 4.5% 8/10/2033	300,000	299,241
Verizon Communications Inc 4.812% 3/15/2039	780,000	753,098
Verizon Communications Inc 5.012% 4/15/2049	146,000	133,076
Verizon Communications Inc 5.012% 8/21/2054	214,000	190,976
Verizon Communications Inc 5.25% 3/16/2037	102,000	103,807
Verizon Communications Inc 5.401% 7/2/2037	1,822,000	1,875,132
Verizon Communications Inc 5.875% 11/30/2045	1,280,000	1,293,919
Verizon Communications Inc 5.875% 11/30/2055	420,000	422,812
		31,825,195
Entertainment - 0.1%
Netflix Inc 4.9% 8/15/2034	500,000	515,721
Netflix Inc 6.375% 5/15/2029	390,000	418,988
Walt Disney Co/The 2% 9/1/2029	730,000	688,596
Walt Disney Co/The 2.65% 1/13/2031	1,840,000	1,742,635
Walt Disney Co/The 2.75% 9/1/2049	160,000	103,296
Walt Disney Co/The 3.5% 5/13/2040	163,000	138,173
Walt Disney Co/The 3.6% 1/13/2051	830,000	623,631
Walt Disney Co/The 3.8% 5/13/2060	60,000	44,450
Walt Disney Co/The 4.625% 3/14/2036	100,000	99,688
Walt Disney Co/The 4.75% 9/15/2044	151,000	140,452
Walt Disney Co/The 6.15% 2/15/2041	100,000	110,325
Walt Disney Co/The 6.15% 3/1/2037	120,000	134,940
Walt Disney Co/The 6.2% 12/15/2034	280,000	316,532
		5,077,427
Interactive Media & Services - 0.4%
Alphabet Inc 1.1% 8/15/2030	410,000	365,380
Alphabet Inc 1.9% 8/15/2040	100,000	69,076
Alphabet Inc 2.05% 8/15/2050	510,000	281,365
Alphabet Inc 3.7% 2/15/2029	620,000	620,600
Alphabet Inc 3.875% 11/15/2028	660,000	664,809
Alphabet Inc 4.1% 11/15/2030	550,000	554,989
Alphabet Inc 4.1% 2/15/2031	980,000	986,452
Alphabet Inc 4.7% 11/15/2035	480,000	486,028
Alphabet Inc 4.8% 2/15/2036	1,030,000	1,046,918
Alphabet Inc 5.3% 5/15/2065	100,000	94,820
Alphabet Inc 5.45% 11/15/2055	1,270,000	1,262,362
Alphabet Inc 5.65% 2/15/2056	960,000	982,328
Meta Platforms Inc 3.5% 8/15/2027	470,000	469,572
Meta Platforms Inc 3.85% 8/15/2032	120,000	117,502
Meta Platforms Inc 4.2% 11/15/2030	2,320,000	2,340,404
Meta Platforms Inc 4.3% 8/15/2029	1,260,000	1,280,293
Meta Platforms Inc 4.45% 8/15/2052	480,000	394,001
Meta Platforms Inc 4.6% 11/15/2032	500,000	508,386
Meta Platforms Inc 4.65% 8/15/2062	100,000	81,260
Meta Platforms Inc 4.75% 8/15/2034	230,000	233,560
Meta Platforms Inc 4.875% 11/15/2035	590,000	595,875
Meta Platforms Inc 4.95% 5/15/2033	290,000	300,109
Meta Platforms Inc 5.4% 8/15/2054	366,000	345,553
Meta Platforms Inc 5.5% 11/15/2045	500,000	493,980
Meta Platforms Inc 5.6% 5/15/2053	150,000	146,043
Meta Platforms Inc 5.625% 11/15/2055	880,000	861,366
Meta Platforms Inc 5.75% 11/15/2065	500,000	487,096
Meta Platforms Inc 5.75% 5/15/2063	530,000	515,423
		16,585,550
Media - 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	100,000	90,902
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 3/1/2042	680,000	480,189
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041	280,000	201,710
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	180,000	116,167
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	150,000	148,676
Charter Communications Operating LLC / Charter Communications Operating Capital 3.85% 4/1/2061	400,000	241,886
Charter Communications Operating LLC / Charter Communications Operating Capital 3.95% 6/30/2062	310,000	189,496
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 12/1/2061	120,000	80,249
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	700,000	666,636
Charter Communications Operating LLC / Charter Communications Operating Capital 5.125% 7/1/2049	200,000	158,735
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 4/1/2038	110,000	101,943
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	100,000	83,349
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	370,000	295,267
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	250,000	217,597
Charter Communications Operating LLC / Charter Communications Operating Capital 5.85% 12/1/2035	520,000	523,323
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	210,000	220,097
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	100,000	94,953
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	250,000	265,882
Charter Communications Operating LLC / Charter Communications Operating Capital 6.7% 12/1/2055	350,000	341,369
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055	390,000	382,627
Fox Corp 3.5% 4/8/2030	290,000	282,721
Fox Corp 4.709% 1/25/2029	220,000	223,346
Fox Corp 5.476% 1/25/2039	214,000	212,813
Fox Corp 5.576% 1/25/2049	166,000	157,739
Paramount Global 4.2% 5/19/2032	150,000	132,086
Paramount Global 4.2% 6/1/2029	200,000	192,139
Paramount Global 4.375% 3/15/2043	100,000	63,071
Paramount Global 4.6% 1/15/2045	110,000	68,506
Paramount Global 4.95% 1/15/2031	237,000	221,171
Paramount Global 4.95% 5/19/2050	70,000	44,237
Paramount Global 5.85% 9/1/2043	239,000	177,039
Time Warner Cable Enterprises LLC 8.375% 7/15/2033	100,000	116,932
Time Warner Cable LLC 5.5% 9/1/2041	110,000	98,393
Time Warner Cable LLC 5.875% 11/15/2040	360,000	337,683
Time Warner Cable LLC 6.55% 5/1/2037	100,000	102,941
Time Warner Cable LLC 7.3% 7/1/2038	100,000	108,220
TWDC Enterprises 18 Corp 3% 7/30/2046	110,000	78,103
TWDC Enterprises 18 Corp 3.7% 12/1/2042	250,000	205,568
TWDC Enterprises 18 Corp 4.125% 6/1/2044	192,000	163,761
TWDC Enterprises 18 Corp 7% 3/1/2032	290,000	332,597
		8,220,119
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.05% 2/15/2028	200,000	193,174
T-Mobile USA Inc 2.55% 2/15/2031	340,000	314,734
T-Mobile USA Inc 2.625% 4/15/2026	1,300,000	1,297,629
T-Mobile USA Inc 3% 2/15/2041	210,000	159,772
T-Mobile USA Inc 3.3% 2/15/2051	400,000	272,824
T-Mobile USA Inc 3.6% 11/15/2060	560,000	376,835
T-Mobile USA Inc 3.875% 4/15/2030	1,370,000	1,359,468
T-Mobile USA Inc 4.375% 4/15/2040	100,000	91,319
T-Mobile USA Inc 4.5% 4/15/2050	480,000	402,754
T-Mobile USA Inc 4.625% 1/15/2033	500,000	503,610
T-Mobile USA Inc 4.8% 7/15/2028	350,000	356,798
T-Mobile USA Inc 4.95% 11/15/2035	200,000	201,840
T-Mobile USA Inc 5% 2/15/2036	700,000	704,494
T-Mobile USA Inc 5.05% 7/15/2033	350,000	361,035
T-Mobile USA Inc 5.2% 1/15/2033	150,000	156,165
T-Mobile USA Inc 5.25% 6/15/2055	320,000	295,145
T-Mobile USA Inc 5.65% 1/15/2053	470,000	460,086
T-Mobile USA Inc 5.8% 9/15/2062	330,000	329,202
		7,836,884
TOTAL COMMUNICATION SERVICES		69,545,175
Consumer Discretionary - 1.3%
Automobile Components - 0.0%
Aptiv Swiss Holdings Ltd 3.1% 12/1/2051	400,000	261,234
Aptiv Swiss Holdings Ltd 4.65% 9/13/2029	1,000,000	1,023,781
Lear Corp 2.6% 1/15/2032	110,000	99,756
Lear Corp 3.55% 1/15/2052	80,000	55,607
Lear Corp 3.8% 9/15/2027	240,000	239,384
		1,679,762
Automobiles - 0.4%
American Honda Finance Corp 1.8% 1/13/2031	140,000	125,178
American Honda Finance Corp 2.35% 1/8/2027	690,000	681,460
American Honda Finance Corp 4.25% 9/1/2028	240,000	242,010
American Honda Finance Corp 4.45% 1/8/2031	280,000	282,723
American Honda Finance Corp 4.55% 7/9/2027	500,000	504,823
American Honda Finance Corp 4.8% 3/5/2030	230,000	235,542
American Honda Finance Corp 4.85% 10/23/2031	100,000	102,852
American Honda Finance Corp 4.9% 1/10/2034	140,000	142,213
American Honda Finance Corp 5.1% 1/8/2036	140,000	141,182
American Honda Finance Corp 5.125% 7/7/2028	170,000	174,527
American Honda Finance Corp 5.15% 7/9/2032	140,000	145,351
American Honda Finance Corp 5.2% 3/5/2035	180,000	184,269
Ford Motor Co 4.75% 1/15/2043	400,000	321,747
Ford Motor Co 5.291% 12/8/2046	250,000	213,478
Ford Motor Co 6.1% 8/19/2032	540,000	565,230
Ford Motor Co 7.4% 11/1/2046	120,000	131,421
General Motors Co 4.2% 10/1/2027	90,000	90,234
General Motors Co 5% 4/1/2035	260,000	258,267
General Motors Co 5.15% 4/1/2038	120,000	116,851
General Motors Co 5.2% 4/1/2045	110,000	100,133
General Motors Co 5.4% 4/1/2048	90,000	82,858
General Motors Co 5.6% 10/15/2032	360,000	379,311
General Motors Co 5.95% 4/1/2049	260,000	256,163
General Motors Co 6.75% 4/1/2046	405,000	437,941
General Motors Co 6.8% 10/1/2027	330,000	342,300
General Motors Financial Co Inc 2.4% 4/10/2028	190,000	183,834
General Motors Financial Co Inc 2.7% 8/20/2027	140,000	137,424
General Motors Financial Co Inc 3.85% 1/5/2028	160,000	159,478
General Motors Financial Co Inc 4.3% 4/6/2029	370,000	371,618
General Motors Financial Co Inc 4.35% 1/17/2027	1,540,000	1,542,438
General Motors Financial Co Inc 4.6% 1/8/2031	500,000	504,581
General Motors Financial Co Inc 5.25% 3/1/2026	170,000	170,041
General Motors Financial Co Inc 5.4% 4/6/2026	360,000	360,388
General Motors Financial Co Inc 5.45% 7/15/2030	940,000	982,419
General Motors Financial Co Inc 5.45% 9/6/2034	100,000	102,629
General Motors Financial Co Inc 5.6% 6/18/2031	100,000	105,072
General Motors Financial Co Inc 5.65% 1/17/2029	130,000	134,823
General Motors Financial Co Inc 5.8% 6/23/2028	1,000,000	1,036,497
General Motors Financial Co Inc 6% 1/9/2028	330,000	340,908
General Motors Financial Co Inc 6.4% 1/9/2033	260,000	282,978
		12,673,192
Broadline Retail - 0.2%
Amazon.com Inc 1.5% 6/3/2030	1,160,000	1,051,557
Amazon.com Inc 2.1% 5/12/2031	360,000	327,860
Amazon.com Inc 2.5% 6/3/2050	780,000	472,494
Amazon.com Inc 3.1% 5/12/2051	200,000	135,818
Amazon.com Inc 3.15% 8/22/2027	680,000	675,806
Amazon.com Inc 3.45% 4/13/2029	100,000	99,244
Amazon.com Inc 3.875% 8/22/2037	280,000	259,331
Amazon.com Inc 3.95% 4/13/2052	570,000	450,681
Amazon.com Inc 4.05% 8/22/2047	228,000	188,598
Amazon.com Inc 4.1% 11/20/2030	2,100,000	2,115,432
Amazon.com Inc 4.1% 4/13/2062	490,000	379,264
Amazon.com Inc 4.25% 8/22/2057	100,000	80,648
Amazon.com Inc 4.65% 11/20/2035	440,000	442,517
Amazon.com Inc 4.8% 12/5/2034	230,000	238,572
Amazon.com Inc 4.95% 12/5/2044	200,000	193,879
Amazon.com Inc 5.45% 11/20/2055	670,000	660,015
eBay Inc 1.4% 5/10/2026	410,000	407,954
eBay Inc 2.6% 5/10/2031	220,000	202,882
eBay Inc 3.6% 6/5/2027	190,000	189,364
eBay Inc 4% 7/15/2042	170,000	141,570
eBay Inc 6.3% 11/22/2032	200,000	219,776
		8,933,262
Distributors - 0.0%
Genuine Parts Co 1.875% 11/1/2030	240,000	211,710
Genuine Parts Co 2.75% 2/1/2032	100,000	88,729
		300,439
Diversified Consumer Services - 0.1%
American University/The 3.672% 4/1/2049	200,000	157,154
Cornell University 4.169% 6/15/2030	50,000	50,794
Cornell University 4.733% 6/15/2035	300,000	306,552
Duke University 2.832% 10/1/2055	34,000	22,233
George Washington University/The 4.126% 9/15/2048	200,000	168,517
Massachusetts Institute of Technology 2.294% 7/1/2051	1,000,000	588,428
Massachusetts Institute of Technology 2.989% 7/1/2050	400,000	278,123
Massachusetts Institute of Technology 5.618% 6/1/2055	141,000	150,007
Northwestern University 3.662% 12/1/2057	100,000	75,809
Northwestern University 3.868% 12/1/2048	120,000	98,444
President and Fellows of Harvard College 2.517% 10/15/2050	500,000	316,667
President and Fellows of Harvard College 5.259% 3/15/2036	360,000	385,692
Trustees of Columbia University in the City of New York/The 4.355% 10/1/2035	150,000	149,727
Trustees of Princeton University/The 5.7% 3/1/2039	600,000	657,176
University of Chicago/The 3% 10/1/2052	120,000	85,173
University of Notre Dame du Lac 3.394% 2/15/2048	110,000	85,123
University of Southern California 2.945% 10/1/2051	350,000	235,808
		3,811,427
Hotels, Restaurants & Leisure - 0.2%
Darden Restaurants Inc 4.55% 2/15/2048	100,000	84,082
Expedia Group Inc 2.95% 3/15/2031	170,000	157,969
Expedia Group Inc 3.25% 2/15/2030	110,000	105,554
Expedia Group Inc 3.8% 2/15/2028	100,000	99,484
Marriott International Inc/MD 2.75% 10/15/2033	100,000	88,620
Marriott International Inc/MD 3.125% 6/15/2026	510,000	508,853
Marriott International Inc/MD 3.5% 10/15/2032	130,000	122,787
Marriott International Inc/MD 4.2% 7/15/2027	450,000	451,869
Marriott International Inc/MD 4.625% 6/15/2030	123,000	125,355
Marriott International Inc/MD 4.875% 5/15/2029	300,000	307,606
Marriott International Inc/MD 5.25% 10/15/2035	260,000	266,432
Marriott International Inc/MD 5.35% 3/15/2035	240,000	249,319
Marriott International Inc/MD 5.5% 4/15/2037	250,000	258,353
McDonald's Corp 3.6% 7/1/2030	1,010,000	998,679
McDonald's Corp 3.625% 5/1/2043	180,000	144,514
McDonald's Corp 3.625% 9/1/2049	670,000	505,123
McDonald's Corp 4.2% 4/1/2050	110,000	90,771
McDonald's Corp 4.45% 3/1/2047	153,000	133,881
McDonald's Corp 4.45% 9/1/2048	124,000	107,599
McDonald's Corp 4.6% 9/9/2032	210,000	215,641
McDonald's Corp 4.7% 12/9/2035	100,000	101,134
McDonald's Corp 4.95% 8/14/2033	140,000	145,793
McDonald's Corp 5% 2/13/2036	250,000	256,152
McDonald's Corp 6.3% 3/1/2038	100,000	112,219
Starbucks Corp 2.25% 3/12/2030	190,000	177,303
Starbucks Corp 2.55% 11/15/2030	400,000	373,813
Starbucks Corp 3.5% 11/15/2050	110,000	79,575
Starbucks Corp 3.75% 12/1/2047	100,000	77,602
Starbucks Corp 4% 11/15/2028	350,000	351,253
Starbucks Corp 4.45% 8/15/2049	100,000	85,356
Starbucks Corp 5% 2/15/2034	120,000	123,939
Starbucks Corp 5.4% 5/15/2035	520,000	548,211
		7,454,841
Household Durables - 0.0%
DR Horton Inc 1.3% 10/15/2026	130,000	127,944
DR Horton Inc 5% 10/15/2034	120,000	122,993
DR Horton Inc 5.5% 10/15/2035	100,000	105,248
Lennar Corp 4.75% 11/29/2027	100,000	100,900
PulteGroup Inc 6% 2/15/2035	120,000	129,767
Toll Brothers Finance Corp 4.35% 2/15/2028	100,000	100,656
		687,508
Leisure Products - 0.0%
Brunswick Corp/DE 5.1% 4/1/2052	4,000	3,228
Brunswick Corp/DE 5.85% 3/18/2029	300,000	311,909
Hasbro Inc 3.5% 9/15/2027	280,000	278,280
Hasbro Inc 3.55% 11/19/2026	445,000	443,431
Hasbro Inc 3.9% 11/19/2029	222,000	220,092
Hasbro Inc 6.05% 5/14/2034	240,000	257,708
Mattel Inc 5.45% 11/1/2041	50,000	47,312
		1,561,960
Specialty Retail - 0.4%
AutoNation Inc 3.85% 3/1/2032	160,000	152,685
AutoNation Inc 5.89% 3/15/2035	90,000	93,931
AutoZone Inc 1.65% 1/15/2031	180,000	159,561
AutoZone Inc 3.75% 4/18/2029	210,000	208,206
AutoZone Inc 4.5% 2/1/2028	240,000	242,681
AutoZone Inc 5.1% 7/15/2029	50,000	51,593
AutoZone Inc 5.165% 6/15/2030	170,000	176,201
AutoZone Inc 5.4% 7/15/2034	50,000	52,246
Home Depot Inc/The 1.375% 3/15/2031	460,000	405,092
Home Depot Inc/The 2.375% 3/15/2051	250,000	145,320
Home Depot Inc/The 2.5% 4/15/2027	750,000	741,073
Home Depot Inc/The 2.75% 9/15/2051	160,000	100,713
Home Depot Inc/The 2.95% 6/15/2029	330,000	321,745
Home Depot Inc/The 3.3% 4/15/2040	100,000	83,053
Home Depot Inc/The 4.2% 4/1/2043	300,000	264,514
Home Depot Inc/The 4.25% 4/1/2046	510,000	439,054
Home Depot Inc/The 4.4% 3/15/2045	156,000	138,243
Home Depot Inc/The 4.5% 12/6/2048	100,000	87,573
Home Depot Inc/The 4.65% 9/15/2035	660,000	660,741
Home Depot Inc/The 4.75% 6/25/2029	130,000	133,877
Home Depot Inc/The 4.95% 6/25/2034	600,000	620,138
Home Depot Inc/The 4.95% 9/15/2052	280,000	258,520
Home Depot Inc/The 5.3% 6/25/2054	310,000	300,583
Home Depot Inc/The 5.875% 12/16/2036	290,000	317,371
Home Depot Inc/The 5.95% 4/1/2041	120,000	130,829
Lowe's Cos Inc 2.8% 9/15/2041	370,000	271,423
Lowe's Cos Inc 3.65% 4/5/2029	620,000	614,995
Lowe's Cos Inc 3.7% 4/15/2046	380,000	293,594
Lowe's Cos Inc 3.95% 10/15/2027	930,000	932,793
Lowe's Cos Inc 4.05% 5/3/2047	132,000	106,249
Lowe's Cos Inc 4.25% 3/15/2031	290,000	290,972
Lowe's Cos Inc 4.25% 4/1/2052	140,000	111,821
Lowe's Cos Inc 4.45% 4/1/2062	270,000	214,168
Lowe's Cos Inc 4.8% 4/1/2026	300,000	300,045
Lowe's Cos Inc 4.85% 10/15/2035	260,000	260,167
Lowe's Cos Inc 5% 4/15/2033	260,000	268,383
Lowe's Cos Inc 5% 4/15/2040	330,000	325,481
Lowe's Cos Inc 5.15% 7/1/2033	320,000	332,309
Lowe's Cos Inc 5.625% 4/15/2053	300,000	295,483
Lowe's Cos Inc 5.8% 9/15/2062	50,000	49,646
O'Reilly Automotive Inc 1.75% 3/15/2031	270,000	239,814
O'Reilly Automotive Inc 4.35% 6/1/2028	150,000	151,414
O'Reilly Automotive Inc 5% 8/19/2034	100,000	101,674
TJX Cos Inc/The 1.6% 5/15/2031	250,000	222,667
		11,668,641
Textiles, Apparel & Luxury Goods - 0.0%
NIKE Inc 2.75% 3/27/2027	230,000	227,757
NIKE Inc 3.375% 3/27/2050	260,000	190,279
NIKE Inc 3.875% 11/1/2045	110,000	90,397
Tapestry Inc 5.1% 3/11/2030	120,000	123,899
Tapestry Inc 5.5% 3/11/2035	120,000	124,472
		756,804
TOTAL CONSUMER DISCRETIONARY		49,527,836
Consumer Staples - 1.3%
Beverages - 0.3%
Coca-Cola Co/The 1% 3/15/2028	230,000	218,676
Coca-Cola Co/The 1.45% 6/1/2027	120,000	116,930
Coca-Cola Co/The 1.65% 6/1/2030	960,000	879,693
Coca-Cola Co/The 2.125% 9/6/2029	140,000	133,003
Coca-Cola Co/The 2.25% 1/5/2032	120,000	109,420
Coca-Cola Co/The 2.5% 3/15/2051	100,000	61,506
Coca-Cola Co/The 2.5% 6/1/2040	260,000	197,675
Coca-Cola Co/The 2.6% 6/1/2050	230,000	145,822
Coca-Cola Co/The 2.75% 6/1/2060	120,000	71,919
Coca-Cola Co/The 2.875% 5/5/2041	210,000	164,847
Coca-Cola Co/The 3.45% 3/25/2030	160,000	158,176
Coca-Cola Co/The 5% 5/13/2034	520,000	547,902
Coca-Cola Co/The 5.2% 1/14/2055	600,000	589,811
Constellation Brands Inc 2.875% 5/1/2030	560,000	532,272
Constellation Brands Inc 3.15% 8/1/2029	300,000	291,580
Constellation Brands Inc 3.6% 2/15/2028	272,000	270,292
Constellation Brands Inc 4.5% 5/9/2047	100,000	86,120
Constellation Brands Inc 4.9% 5/1/2033	80,000	81,491
Constellation Brands Inc 4.95% 11/1/2035	260,000	260,491
Keurig Dr Pepper Inc 2.25% 3/15/2031	270,000	243,637
Keurig Dr Pepper Inc 3.8% 5/1/2050	430,000	317,297
Keurig Dr Pepper Inc 4.6% 5/15/2030	290,000	292,903
Keurig Dr Pepper Inc 5.085% 5/25/2048	120,000	109,136
Molson Coors Beverage Co 3% 7/15/2026	254,000	252,931
Molson Coors Beverage Co 4.2% 7/15/2046	210,000	170,764
Molson Coors Beverage Co 5% 5/1/2042	200,000	187,089
PepsiCo Inc 1.4% 2/25/2031	680,000	604,557
PepsiCo Inc 1.625% 5/1/2030	309,000	282,696
PepsiCo Inc 2.625% 10/21/2041	100,000	74,398
PepsiCo Inc 2.75% 10/21/2051	180,000	115,960
PepsiCo Inc 2.875% 10/15/2049	80,000	54,066
PepsiCo Inc 3% 10/15/2027	100,000	99,194
PepsiCo Inc 3.625% 3/19/2050	100,000	77,214
PepsiCo Inc 3.875% 3/19/2060	210,000	162,467
PepsiCo Inc 4.3% 7/23/2030	400,000	408,028
PepsiCo Inc 4.45% 4/14/2046	140,000	126,900
PepsiCo Inc 5% 2/7/2035	500,000	517,816
PepsiCo Inc 5% 7/23/2035	690,000	715,151
PepsiCo Inc 5.25% 7/17/2054	200,000	198,849
PepsiCo Inc 7% 3/1/2029	100,000	109,262
		10,037,941
Consumer Staples Distribution & Retail - 0.3%
Costco Wholesale Corp 1.375% 6/20/2027	150,000	145,747
Costco Wholesale Corp 1.6% 4/20/2030	240,000	219,715
Costco Wholesale Corp 3% 5/18/2027	210,000	208,716
Dollar General Corp 3.5% 4/3/2030	210,000	204,321
Dollar General Corp 4.125% 5/1/2028	450,000	451,710
Dollar General Corp 5% 11/1/2032	100,000	102,597
Dollar General Corp 5.2% 7/5/2028	100,000	102,554
Dollar General Corp 5.45% 7/5/2033	120,000	126,053
Dollar Tree Inc 4.2% 5/15/2028	160,000	160,582
Kroger Co/The 1.7% 1/15/2031	240,000	213,715
Kroger Co/The 2.2% 5/1/2030	260,000	242,082
Kroger Co/The 3.7% 8/1/2027	120,000	119,807
Kroger Co/The 3.95% 1/15/2050	100,000	77,484
Kroger Co/The 4.45% 2/1/2047	130,000	111,292
Kroger Co/The 4.65% 1/15/2048	50,000	43,750
Kroger Co/The 5% 9/15/2034	130,000	132,181
Kroger Co/The 5.4% 1/15/2049	70,000	67,780
Kroger Co/The 5.5% 9/15/2054	370,000	357,681
Kroger Co/The 5.65% 9/15/2064	130,000	125,655
Kroger Co/The 7.5% 4/1/2031	110,000	126,360
Sysco Corp 2.4% 2/15/2030	150,000	141,082
Sysco Corp 2.45% 12/14/2031	240,000	217,963
Sysco Corp 3.3% 2/15/2050	260,000	184,754
Sysco Corp 4.85% 10/1/2045	60,000	54,704
Sysco Corp 5.95% 4/1/2030	600,000	638,683
Sysco Corp 6.6% 4/1/2050	140,000	156,745
Target Corp 1.95% 1/15/2027	280,000	275,768
Target Corp 3.375% 4/15/2029	460,000	455,053
Target Corp 3.9% 11/15/2047	270,000	217,700
Target Corp 4.8% 1/15/2053	200,000	182,674
Target Corp 5% 4/15/2035	270,000	277,150
Target Corp 5.25% 2/15/2036	300,000	311,778
Walmart Inc 1.8% 9/22/2031	240,000	216,410
Walmart Inc 2.5% 9/22/2041	390,000	289,995
Walmart Inc 2.65% 9/22/2051	100,000	64,438
Walmart Inc 3.25% 7/8/2029	220,000	218,033
Walmart Inc 3.7% 6/26/2028	140,000	140,362
Walmart Inc 3.9% 4/15/2028	100,000	100,579
Walmart Inc 4.1% 4/15/2033	300,000	302,095
Walmart Inc 4.5% 4/15/2053	110,000	98,308
Walmart Inc 4.9% 4/28/2035	1,000,000	1,037,637
Walmart Inc 5.25% 9/1/2035	645,000	689,019
Walmart Inc 5.625% 4/15/2041	169,000	182,582
		9,793,294
Food Products - 0.4%
Archer-Daniels-Midland Co 3.25% 3/27/2030	330,000	321,121
Archer-Daniels-Midland Co 3.75% 9/15/2047	200,000	158,125
Archer-Daniels-Midland Co 4.5% 3/15/2049	90,000	79,261
Archer-Daniels-Midland Co 4.5% 8/15/2033	100,000	101,271
Bunge Ltd Finance Corp 2.75% 5/14/2031	110,000	102,345
Bunge Ltd Finance Corp 4.2% 9/17/2029	100,000	100,648
Bunge Ltd Finance Corp 4.65% 9/17/2034	100,000	99,590
Campbell's Company/The 2.375% 4/24/2030	100,000	92,608
Campbell's Company/The 4.15% 3/15/2028	410,000	411,123
Campbell's Company/The 4.8% 3/15/2048	100,000	86,438
Campbell's Company/The 5.4% 3/21/2034	520,000	531,421
Conagra Brands Inc 4.85% 11/1/2028	510,000	517,216
Conagra Brands Inc 5% 8/1/2030	400,000	408,230
Conagra Brands Inc 5.3% 11/1/2038	121,000	116,566
Conagra Brands Inc 5.75% 8/1/2035	200,000	206,237
General Mills Inc 3% 2/1/2051	110,000	72,207
General Mills Inc 4.2% 4/17/2028	200,000	200,706
General Mills Inc 4.875% 1/30/2030	520,000	533,471
General Mills Inc 4.95% 3/29/2033	350,000	357,891
Hershey Co/The 1.7% 6/1/2030	340,000	310,700
Hershey Co/The 2.65% 6/1/2050	55,000	35,045
Hormel Foods Corp 1.8% 6/11/2030	200,000	182,498
Ingredion Inc 3.2% 10/1/2026	270,000	268,773
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 3% 5/15/2032	100,000	91,055
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 5.5% 1/15/2036	600,000	615,715
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 5.75% 4/1/2033	500,000	525,808
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.25% 3/1/2056	120,000	122,534
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.375% 2/25/2055	60,000	61,991
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.5% 12/1/2052	280,000	295,862
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.75% 3/15/2034	360,000	401,351
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 7.25% 11/15/2053	170,000	194,377
JM Smucker Co 4.25% 3/15/2035	200,000	191,871
JM Smucker Co 6.2% 11/15/2033	100,000	109,733
JM Smucker Co 6.5% 11/15/2043	270,000	294,698
Kellanova 2.1% 6/1/2030	160,000	148,263
Kellanova 3.25% 4/1/2026	290,000	289,822
Kellanova 7.45% 4/1/2031	110,000	126,735
Kraft Heinz Foods Co 3.75% 4/1/2030	800,000	788,464
Kraft Heinz Foods Co 4.375% 6/1/2046	50,000	41,040
Kraft Heinz Foods Co 4.625% 10/1/2039	100,000	91,600
Kraft Heinz Foods Co 4.875% 10/1/2049	190,000	163,785
Kraft Heinz Foods Co 5% 6/4/2042	100,000	91,701
Kraft Heinz Foods Co 5.2% 3/15/2032	330,000	342,081
Kraft Heinz Foods Co 5.2% 7/15/2045	80,000	73,259
Kraft Heinz Foods Co 5.5% 6/1/2050	590,000	554,439
McCormick & Co Inc/MD 1.85% 2/15/2031	260,000	232,409
Mondelez International Inc 1.875% 10/15/2032	370,000	321,990
Mondelez International Inc 2.75% 4/13/2030	190,000	180,223
Mondelez International Inc 4.25% 5/6/2028	760,000	765,753
Pilgrim's Pride Corp 4.25% 4/15/2031	140,000	137,218
Pilgrim's Pride Corp 6.25% 7/1/2033	180,000	193,993
Tyson Foods Inc 4.35% 3/1/2029	450,000	454,259
Tyson Foods Inc 4.55% 6/2/2047	100,000	87,785
Tyson Foods Inc 4.875% 8/15/2034	80,000	81,023
Tyson Foods Inc 5.1% 9/28/2048	100,000	94,081
Tyson Foods Inc 5.4% 3/15/2029	570,000	591,271
		14,049,680
Household Products - 0.0%
Church & Dwight Co Inc 3.95% 8/1/2047	150,000	122,524
Colgate-Palmolive Co 3.1% 8/15/2027	410,000	407,475
Colgate-Palmolive Co 3.25% 8/15/2032	130,000	124,525
Colgate-Palmolive Co 3.7% 8/1/2047	140,000	113,738
Kimberly-Clark Corp 1.05% 9/15/2027	184,000	177,027
Kimberly-Clark Corp 2.875% 2/7/2050	130,000	89,162
Kimberly-Clark Corp 3.2% 4/25/2029	260,000	255,711
Kimberly-Clark Corp 3.2% 7/30/2046	100,000	73,481
Kimberly-Clark Corp 6.625% 8/1/2037	140,000	162,891
Procter & Gamble Co/The 1.2% 10/29/2030	710,000	631,818
Procter & Gamble Co/The 1.95% 4/23/2031	200,000	182,747
Procter & Gamble Co/The 2.85% 8/11/2027	140,000	138,778
Procter & Gamble Co/The 3% 3/25/2030	100,000	97,269
Procter & Gamble Co/The 3.6% 3/25/2050	160,000	126,028
Procter & Gamble Co/The 4.1% 11/3/2032	400,000	402,897
Procter & Gamble Co/The 4.55% 1/29/2034	280,000	287,319
		3,393,390
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The 1.95% 3/15/2031	330,000	297,926
Estee Lauder Cos Inc/The 2.375% 12/1/2029	220,000	207,924
Estee Lauder Cos Inc/The 3.125% 12/1/2049	130,000	88,521
Estee Lauder Cos Inc/The 3.15% 3/15/2027	260,000	258,270
Estee Lauder Cos Inc/The 5% 2/14/2034	260,000	268,538
Kenvue Inc 4.85% 5/22/2032	250,000	258,381
Kenvue Inc 4.9% 3/22/2033	260,000	268,576
Kenvue Inc 5.05% 3/22/2028	140,000	143,348
Kenvue Inc 5.05% 3/22/2053	200,000	186,517
Kenvue Inc 5.2% 3/22/2063	160,000	148,677
		2,126,678
Tobacco - 0.3%
Altria Group Inc 2.45% 2/4/2032	520,000	466,681
Altria Group Inc 3.4% 2/4/2041	180,000	141,163
Altria Group Inc 3.4% 5/6/2030	100,000	97,370
Altria Group Inc 3.875% 9/16/2046	374,000	287,893
Altria Group Inc 4.5% 8/6/2030	500,000	508,713
Altria Group Inc 4.8% 2/14/2029	30,000	30,651
Altria Group Inc 5.8% 2/14/2039	510,000	531,794
Altria Group Inc 5.95% 2/14/2049	240,000	243,172
Altria Group Inc 6.875% 11/1/2033	370,000	421,753
Philip Morris International Inc 3.125% 8/17/2027	2,350,000	2,332,184
Philip Morris International Inc 3.875% 10/27/2028	1,300,000	1,302,816
Philip Morris International Inc 4.125% 3/4/2043	330,000	286,049
Philip Morris International Inc 4.125% 4/28/2028	860,000	866,122
Philip Morris International Inc 4.25% 11/10/2044	110,000	95,207
Philip Morris International Inc 4.625% 10/29/2035	400,000	396,518
Philip Morris International Inc 4.625% 11/1/2029	140,000	143,263
Philip Morris International Inc 4.875% 11/15/2043	224,000	209,834
Philip Morris International Inc 4.875% 2/15/2028	170,000	173,328
Philip Morris International Inc 4.9% 11/1/2034	140,000	143,109
Philip Morris International Inc 5.125% 11/17/2027	170,000	173,569
Philip Morris International Inc 5.125% 2/15/2030	520,000	540,273
Philip Morris International Inc 5.375% 2/15/2033	480,000	506,833
Philip Morris International Inc 5.75% 11/17/2032	120,000	129,433
		10,027,728
TOTAL CONSUMER STAPLES		49,428,711
Energy - 1.5%
Energy Equipment & Services - 0.1%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 3.138% 11/7/2029	230,000	224,315
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047	390,000	316,931
Halliburton Co 2.92% 3/1/2030	920,000	881,344
Halliburton Co 4.75% 8/1/2043	50,000	45,365
Halliburton Co 5% 11/15/2045	460,000	422,757
Halliburton Co 6.7% 9/15/2038	100,000	114,132
Halliburton Co 7.45% 9/15/2039	120,000	144,917
NOV Inc 3.6% 12/1/2029	280,000	274,734
NOV Inc 3.95% 12/1/2042	50,000	40,493
		2,464,988
Oil, Gas & Consumable Fuels - 1.4%
APA Corp 5.25% 2/1/2042	107,000	94,253
APA Corp 6.75% 2/15/2055	80,000	81,717
Boardwalk Pipelines LP 4.45% 7/15/2027	140,000	140,600
Boardwalk Pipelines LP 5.625% 8/1/2034	120,000	126,937
Burlington Resources LLC 5.95% 10/15/2036	110,000	120,390
Cheniere Corpus Christi Holdings LLC 2.742% 12/31/2039	160,000	139,151
Cheniere Energy Inc 5.65% 4/15/2034	190,000	199,796
Cheniere Energy Partners LP 3.25% 1/31/2032	160,000	149,176
Cheniere Energy Partners LP 4% 3/1/2031	280,000	274,452
Cheniere Energy Partners LP 5.75% 8/15/2034	180,000	190,210
Chevron Corp 1.995% 5/11/2027	70,000	68,705
Chevron Corp 2.236% 5/11/2030	70,000	65,595
Chevron Corp 2.978% 5/11/2040	70,000	55,628
Chevron Corp 3.078% 5/11/2050	70,000	49,060
Chevron USA Inc 4.3% 10/15/2030	1,270,000	1,292,430
Chevron USA Inc 4.95% 8/15/2047	100,000	97,149
Chevron USA Inc 5.05% 11/15/2044	70,000	68,940
Columbia Pipeline Group Inc 5.8% 6/1/2045	50,000	50,762
ConocoPhillips 6.5% 2/1/2039	120,000	136,955
ConocoPhillips Co 3.8% 3/15/2052	100,000	75,582
ConocoPhillips Co 4.025% 3/15/2062	230,000	171,151
ConocoPhillips Co 4.7% 1/15/2030	730,000	747,782
ConocoPhillips Co 5% 1/15/2035	290,000	298,431
ConocoPhillips Co 5.05% 9/15/2033	50,000	52,046
ConocoPhillips Co 5.3% 5/15/2053	130,000	123,313
ConocoPhillips Co 5.5% 1/15/2055	250,000	245,505
ConocoPhillips Co 5.55% 3/15/2054	50,000	49,322
ConocoPhillips Co 5.65% 1/15/2065	210,000	206,275
ConocoPhillips Co 5.7% 9/15/2063	230,000	228,841
Continental Resources Inc/OK 4.375% 1/15/2028	300,000	300,566
Continental Resources Inc/OK 4.9% 6/1/2044	60,000	49,453
DCP Midstream Operating LP 5.6% 4/1/2044	80,000	79,252
Devon Energy Corp 5% 6/15/2045	315,000	286,791
Devon Energy Corp 5.2% 9/15/2034	170,000	174,340
Devon Energy Corp 5.6% 7/15/2041	100,000	100,141
Devon Energy Corp 5.75% 9/15/2054	110,000	107,194
Diamondback Energy Inc 4.25% 3/15/2052	160,000	128,186
Diamondback Energy Inc 4.4% 3/24/2051	100,000	82,726
Diamondback Energy Inc 5.15% 1/30/2030	1,280,000	1,327,847
Diamondback Energy Inc 5.9% 4/18/2064	480,000	470,895
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	90,000	67,480
Enbridge Energy Partners LP 7.375% 10/15/2045	210,000	248,294
Energy Transfer LP 3.75% 5/15/2030	390,000	383,641
Energy Transfer LP 4.4% 3/15/2027	170,000	170,534
Energy Transfer LP 4.95% 6/15/2028	567,000	578,330
Energy Transfer LP 5% 5/15/2050	330,000	282,056
Energy Transfer LP 5.25% 4/15/2029	1,300,000	1,342,657
Energy Transfer LP 5.3% 4/15/2047	50,000	45,692
Energy Transfer LP 5.4% 10/1/2047	80,000	73,821
Energy Transfer LP 5.7% 4/1/2035	500,000	525,258
Energy Transfer LP 5.8% 6/15/2038	260,000	270,144
Energy Transfer LP 6% 6/15/2048	330,000	325,480
Energy Transfer LP 6.05% 9/1/2054	110,000	107,563
Energy Transfer LP 6.125% 12/15/2045	230,000	232,500
Energy Transfer LP 6.2% 4/1/2055	300,000	299,942
Energy Transfer LP 6.25% 4/15/2049	130,000	131,433
Energy Transfer LP 6.3% 1/15/2056	250,000	252,989
Energy Transfer LP 6.4% 12/1/2030	100,000	108,907
Energy Transfer LP 6.55% 12/1/2033	220,000	243,653
Energy Transfer LP 6.625% 10/15/2036	280,000	312,679
Energy Transfer LP 7.5% 7/1/2038	210,000	247,158
Enterprise Products Operating LLC 2.8% 1/31/2030	560,000	536,637
Enterprise Products Operating LLC 3.2% 2/15/2052	290,000	195,138
Enterprise Products Operating LLC 3.3% 2/15/2053	100,000	68,187
Enterprise Products Operating LLC 3.95% 2/15/2027	214,000	214,097
Enterprise Products Operating LLC 4.2% 1/31/2050	370,000	303,942
Enterprise Products Operating LLC 4.25% 2/15/2048	270,000	225,086
Enterprise Products Operating LLC 4.45% 2/15/2043	100,000	89,476
Enterprise Products Operating LLC 4.6% 1/15/2031	600,000	613,446
Enterprise Products Operating LLC 4.8% 2/1/2049	56,000	50,354
Enterprise Products Operating LLC 4.85% 8/15/2042	170,000	160,380
Enterprise Products Operating LLC 4.95% 2/15/2035	130,000	133,164
Enterprise Products Operating LLC 5.2% 1/15/2036	830,000	855,695
Enterprise Products Operating LLC 5.35% 1/31/2033	500,000	528,522
Enterprise Products Operating LLC 5.55% 2/16/2055	130,000	128,653
Enterprise Products Operating LLC 7.55% 4/15/2038	120,000	146,668
EOG Resources Inc 4.4% 1/15/2031	300,000	303,515
EOG Resources Inc 4.95% 4/15/2050	200,000	181,971
EOG Resources Inc 5% 7/15/2032	200,000	207,574
EOG Resources Inc 5.35% 1/15/2036	200,000	207,848
EOG Resources Inc 5.65% 12/1/2054	180,000	180,054
EQT Corp 5.7% 4/1/2028	154,000	159,225
EQT Corp 5.75% 2/1/2034	110,000	116,531
Expand Energy Corp 5.375% 3/15/2030	240,000	243,644
Exxon Mobil Corp 2.61% 10/15/2030	500,000	474,830
Exxon Mobil Corp 2.995% 8/16/2039	450,000	368,079
Exxon Mobil Corp 3.452% 4/15/2051	760,000	557,138
Exxon Mobil Corp 4.114% 3/1/2046	200,000	170,830
Exxon Mobil Corp 4.227% 3/19/2040	300,000	279,802
Exxon Mobil Corp 4.327% 3/19/2050	100,000	85,633
Hess Corp 5.6% 2/15/2041	190,000	199,878
Hess Corp 5.8% 4/1/2047	100,000	104,871
Hess Corp 7.125% 3/15/2033	170,000	198,703
HF Sinclair Corp 5.5% 9/1/2032	220,000	224,956
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	100,000	111,048
Kinder Morgan Energy Partners LP 6.95% 1/15/2038	200,000	230,422
Kinder Morgan Energy Partners LP 7.3% 8/15/2033	530,000	617,330
Kinder Morgan Inc 3.6% 2/15/2051	270,000	193,835
Kinder Morgan Inc 4.8% 2/1/2033	600,000	610,782
Kinder Morgan Inc 5.05% 2/15/2046	50,000	46,040
Kinder Morgan Inc 5.15% 6/1/2030	40,000	41,629
Kinder Morgan Inc 5.2% 3/1/2048	264,000	246,971
Kinder Morgan Inc 5.45% 8/1/2052	210,000	199,257
Kinder Morgan Inc 5.55% 6/1/2045	300,000	296,620
Kinder Morgan Inc 5.85% 6/1/2035	150,000	161,261
Marathon Petroleum Corp 4.5% 4/1/2048	280,000	230,740
Marathon Petroleum Corp 5.15% 3/1/2030	290,000	300,572
Marathon Petroleum Corp 5.7% 3/1/2035	290,000	305,462
Marathon Petroleum Corp 6.5% 3/1/2041	50,000	54,734
MPLX LP 2.65% 8/15/2030	150,000	140,559
MPLX LP 4.125% 3/1/2027	60,000	60,036
MPLX LP 4.5% 4/15/2038	570,000	528,881
MPLX LP 4.7% 4/15/2048	226,000	190,623
MPLX LP 4.8% 2/15/2031	150,000	153,130
MPLX LP 4.95% 9/1/2032	130,000	132,351
MPLX LP 5% 3/1/2033	500,000	508,233
MPLX LP 5.2% 12/1/2047	200,000	181,394
MPLX LP 5.4% 9/15/2035	590,000	602,509
MPLX LP 5.5% 2/15/2049	100,000	93,611
MPLX LP 5.65% 3/1/2053	100,000	94,402
MPLX LP 6.2% 9/15/2055	250,000	254,000
Occidental Petroleum Corp 4.2% 3/15/2048	450,000	349,199
Occidental Petroleum Corp 5.55% 10/1/2034	440,000	458,629
Occidental Petroleum Corp 6.05% 10/1/2054	150,000	149,289
Occidental Petroleum Corp 6.125% 1/1/2031	60,000	64,495
Occidental Petroleum Corp 6.45% 9/15/2036	80,000	87,140
Occidental Petroleum Corp 6.625% 9/1/2030	800,000	865,781
Occidental Petroleum Corp 7.5% 5/1/2031	100,000	113,865
ONEOK Inc 3.25% 6/1/2030	150,000	144,071
ONEOK Inc 3.95% 3/1/2050	35,000	25,809
ONEOK Inc 4% 7/13/2027	80,000	80,063
ONEOK Inc 4.25% 9/24/2027	90,000	90,431
ONEOK Inc 4.4% 10/15/2029	60,000	60,506
ONEOK Inc 4.45% 9/1/2049	150,000	123,778
ONEOK Inc 4.75% 10/15/2031	240,000	243,445
ONEOK Inc 4.85% 2/1/2049	130,000	111,400
ONEOK Inc 5.05% 11/1/2034	660,000	662,407
ONEOK Inc 5.2% 7/15/2048	22,000	20,058
ONEOK Inc 5.65% 11/1/2028	60,000	62,427
ONEOK Inc 5.65% 9/1/2034	100,000	104,501
ONEOK Inc 5.7% 11/1/2054	180,000	169,603
ONEOK Inc 5.85% 11/1/2064	230,000	218,237
ONEOK Inc 6.1% 11/15/2032	340,000	367,015
ONEOK Inc 6.25% 10/15/2055	150,000	152,010
ONEOK Inc 6.625% 9/1/2053	130,000	137,781
ONEOK Inc 7.15% 1/15/2051	150,000	168,697
ONEOK Partners LP 6.65% 10/1/2036	350,000	389,068
Ovintiv Inc 5.65% 5/15/2028	250,000	258,976
Ovintiv Inc 6.5% 2/1/2038	220,000	237,706
Ovintiv Inc 6.625% 8/15/2037	100,000	109,460
Phillips 66 3.3% 3/15/2052	440,000	294,625
Phillips 66 3.9% 3/15/2028	380,000	379,569
Phillips 66 4.65% 11/15/2034	220,000	218,455
Phillips 66 Co 4.68% 2/15/2045	100,000	87,260
Phillips 66 Co 4.95% 3/15/2035	110,000	111,339
Phillips 66 Co 5.25% 6/15/2031	1,600,000	1,675,192
Phillips 66 Co 5.5% 3/15/2055	100,000	94,760
Phillips 66 Co 5.65% 6/15/2054	130,000	125,378
Pioneer Natural Resources Co 1.9% 8/15/2030	210,000	192,590
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	760,000	745,751
Plains All American Pipeline LP / PAA Finance Corp 4.7% 6/15/2044	90,000	78,591
Plains All American Pipeline LP / PAA Finance Corp 5.6% 1/15/2036	569,000	583,327
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	420,000	424,685
Shell Finance US Inc 2.375% 11/7/2029	1,470,000	1,398,498
Shell Finance US Inc 3% 11/26/2051 (e)	100,000	66,251
Shell Finance US Inc 3.125% 11/7/2049 (e)	100,000	69,363
Shell Finance US Inc 3.25% 4/6/2050	410,000	289,298
Shell Finance US Inc 3.75% 9/12/2046	106,000	84,114
Shell Finance US Inc 4% 5/10/2046	100,000	82,710
Shell Finance US Inc 4.125% 11/6/2030	340,000	342,708
Shell Finance US Inc 4.375% 5/11/2045	160,000	140,118
Shell Finance US Inc 4.55% 8/12/2043	430,000	393,279
Shell Finance US Inc 4.75% 1/6/2036	170,000	171,310
Shell Finance US Inc 5.5% 3/25/2040 (e)	190,000	198,057
Shell International Finance BV 2.5% 9/12/2026	270,000	268,039
Shell International Finance BV 2.875% 11/26/2041	440,000	331,545
Targa Resources Corp 4.2% 2/1/2033	130,000	126,249
Targa Resources Corp 4.35% 1/15/2029	100,000	100,814
Targa Resources Corp 4.35% 4/15/2031	220,000	220,018
Targa Resources Corp 4.9% 9/15/2030	180,000	184,848
Targa Resources Corp 5.4% 7/30/2036	280,000	285,169
Targa Resources Corp 6.05% 5/15/2056	100,000	99,788
Targa Resources Corp 6.125% 3/15/2033	250,000	270,486
Targa Resources Corp 6.125% 5/15/2055	190,000	192,160
Targa Resources Corp 6.5% 2/15/2053	190,000	201,577
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4% 1/15/2032	460,000	446,311
Tennessee Gas Pipeline Co LLC 7% 10/15/2028	630,000	677,691
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	1,105,000	1,069,206
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050	100,000	78,714
Transcontinental Gas Pipe Line Co LLC 4.6% 3/15/2048	190,000	166,257
Transcontinental Gas Pipe Line Co LLC 5.1% 3/15/2036 (e)	210,000	214,109
Transcontinental Gas Pipe Line Co LLC 5.75% 3/15/2056 (e)	100,000	100,654
Valero Energy Corp 3.4% 9/15/2026	110,000	109,545
Valero Energy Corp 3.65% 12/1/2051	210,000	149,471
Valero Energy Corp 4.35% 6/1/2028	70,000	70,585
Valero Energy Corp 6.625% 6/15/2037	200,000	224,930
Valero Energy Partners LP 4.5% 3/15/2028	270,000	272,650
Western Gas Partners LP 4.05% 2/1/2030 (f)	230,000	227,204
Western Gas Partners LP 5.3% 3/1/2048	150,000	132,515
Western Gas Partners LP 5.5% 12/15/2035	550,000	554,742
Western Gas Partners LP 6.15% 4/1/2033	110,000	117,708
Williams Cos Inc/The 2.6% 3/15/2031	160,000	148,052
Williams Cos Inc/The 3.5% 10/15/2051	350,000	246,997
Williams Cos Inc/The 3.75% 6/15/2027	460,000	458,988
Williams Cos Inc/The 4.85% 3/1/2048	50,000	44,289
Williams Cos Inc/The 4.9% 1/15/2045	100,000	91,268
Williams Cos Inc/The 5.1% 9/15/2045	100,000	93,593
Williams Cos Inc/The 5.15% 3/15/2034	130,000	133,374
Williams Cos Inc/The 5.4% 3/2/2026	160,000	160,000
Williams Cos Inc/The 5.6% 3/15/2035	220,000	231,203
Williams Cos Inc/The 5.65% 3/15/2033	330,000	349,195
Williams Cos Inc/The 5.8% 11/15/2043	100,000	100,900
Williams Cos Inc/The 5.95% 3/15/2056	250,000	253,799
Williams Cos Inc/The Series A, 7.5% 1/15/2031	205,000	234,311
		53,770,744
TOTAL ENERGY		56,235,732
Financials - 6.6%
Banks - 2.8%
Bank of America Corp 1.658% 3/11/2027 (d)	340,000	339,809
Bank of America Corp 1.734% 7/22/2027 (d)	510,000	505,422
Bank of America Corp 2.087% 6/14/2029 (d)	1,210,000	1,159,620
Bank of America Corp 2.299% 7/21/2032 (d)	110,000	99,241
Bank of America Corp 2.482% 9/21/2036 (d)	320,000	283,154
Bank of America Corp 2.572% 10/20/2032 (d)	1,690,000	1,539,638
Bank of America Corp 2.651% 3/11/2032 (d)	340,000	315,237
Bank of America Corp 2.676% 6/19/2041 (d)	1,480,000	1,100,036
Bank of America Corp 2.687% 4/22/2032 (d)	2,030,000	1,879,621
Bank of America Corp 2.831% 10/24/2051 (d)	140,000	90,222
Bank of America Corp 2.972% 2/4/2033 (d)	250,000	231,100
Bank of America Corp 2.972% 7/21/2052 (d)	220,000	145,432
Bank of America Corp 3.194% 7/23/2030 (d)	270,000	262,599
Bank of America Corp 3.311% 4/22/2042 (d)	100,000	79,748
Bank of America Corp 3.419% 12/20/2028 (d)	735,000	727,399
Bank of America Corp 3.946% 1/23/2049 (d)	360,000	290,648
Bank of America Corp 3.97% 3/5/2029 (d)	780,000	779,439
Bank of America Corp 3.974% 2/7/2030 (d)	825,000	824,266
Bank of America Corp 4.078% 4/23/2040 (d)	100,000	89,866
Bank of America Corp 4.083% 3/20/2051 (d)	100,000	81,109
Bank of America Corp 4.244% 4/24/2038 (d)	480,000	449,995
Bank of America Corp 4.271% 7/23/2029 (d)	360,000	362,036
Bank of America Corp 4.33% 3/15/2050 (d)	200,000	169,755
Bank of America Corp 4.376% 4/27/2028 (d)	1,000,000	1,004,575
Bank of America Corp 4.623% 5/9/2029 (d)	2,010,000	2,038,528
Bank of America Corp 5% 1/21/2044	235,000	228,773
Bank of America Corp 5.045% 2/6/2037 (d)	900,000	912,981
Bank of America Corp 5.202% 4/25/2029 (d)	200,000	204,909
Bank of America Corp 5.425% 8/15/2035 (d)	600,000	614,649
Bank of America Corp 5.464% 5/9/2036 (d)	1,010,000	1,057,955
Bank of America Corp 5.511% 1/24/2036 (d)	700,000	734,714
Bank of America Corp 5.518% 10/25/2035 (d)	240,000	246,293
Bank of America Corp 5.744% 2/12/2036 (d)	140,000	146,316
Bank of America Corp 5.872% 9/15/2034 (d)	560,000	601,244
Bank of America Corp 6.11% 1/29/2037	508,000	548,543
Bank of America Corp 6.204% 11/10/2028 (d)	400,000	414,228
Bank of America Corp 6.22% 9/15/2026	480,000	485,407
Bank of America Corp 7.75% 5/14/2038	120,000	147,188
Citibank NA 4.838% 8/6/2029	510,000	523,859
Citibank NA 4.914% 5/29/2030	1,550,000	1,601,150
Citibank NA 5.803% 9/29/2028	2,000,000	2,094,642
Citigroup Inc 1.462% 6/9/2027 (d)	300,000	297,884
Citigroup Inc 2.561% 5/1/2032 (d)	600,000	549,203
Citigroup Inc 2.572% 6/3/2031 (d)	380,000	355,194
Citigroup Inc 3.07% 2/24/2028 (d)	610,000	604,108
Citigroup Inc 3.2% 10/21/2026	80,000	79,671
Citigroup Inc 3.52% 10/27/2028 (d)	2,060,000	2,044,301
Citigroup Inc 3.785% 3/17/2033 (d)	100,000	96,227
Citigroup Inc 3.878% 1/24/2039 (d)	470,000	419,938
Citigroup Inc 3.887% 1/10/2028 (d)	140,000	139,806
Citigroup Inc 3.98% 3/20/2030 (d)	150,000	149,490
Citigroup Inc 4.075% 4/23/2029 (d)	770,000	771,142
Citigroup Inc 4.125% 7/25/2028	440,000	440,566
Citigroup Inc 4.45% 9/29/2027	1,185,000	1,192,155
Citigroup Inc 4.503% 9/11/2031 (d)	1,300,000	1,309,924
Citigroup Inc 4.65% 7/23/2048	195,000	174,083
Citigroup Inc 4.65% 7/30/2045	267,000	243,784
Citigroup Inc 4.75% 5/18/2046	518,000	461,523
Citigroup Inc 5.174% 9/11/2036 (d)	610,000	620,649
Citigroup Inc 5.316% 3/26/2041 (d)	500,000	501,761
Citigroup Inc 5.333% 3/27/2036 (d)	1,000,000	1,030,818
Citigroup Inc 5.449% 6/11/2035 (d)	300,000	312,886
Citigroup Inc 5.827% 2/13/2035 (d)	380,000	395,376
Citigroup Inc 5.875% 1/30/2042	100,000	105,830
Citigroup Inc 5.875% 2/22/2033	310,000	333,592
Citigroup Inc 6.27% 11/17/2033 (d)	100,000	109,734
Citigroup Inc 6.625% 6/15/2032	200,000	222,799
Citigroup Inc 6.675% 9/13/2043	200,000	225,983
Citizens Bank NA/Providence RI 4.192% 1/29/2029 (d)	500,000	500,663
Citizens Financial Group Inc 2.5% 2/6/2030	190,000	178,333
Citizens Financial Group Inc 5.253% 3/5/2031 (d)	260,000	268,206
Citizens Financial Group Inc 5.299% 1/29/2036 (d)	100,000	101,376
Citizens Financial Group Inc 5.641% 5/21/2037 (d)	70,000	71,934
Citizens Financial Group Inc 5.718% 7/23/2032 (d)	150,000	158,016
Fifth Third Bancorp 2.55% 5/5/2027	100,000	98,473
Fifth Third Bancorp 3.95% 3/14/2028	50,000	50,019
Fifth Third Bancorp 4.337% 4/25/2033 (d)	50,000	49,402
Fifth Third Bancorp 4.566% 4/29/2032 (d)	200,000	201,185
Fifth Third Bancorp 4.772% 7/28/2030 (d)	170,000	172,848
Fifth Third Bancorp 5.141% 1/29/2037 (d)	120,000	120,370
Fifth Third Bancorp 6.339% 7/27/2029 (d)	290,000	304,949
Fifth Third Bancorp 6.361% 10/27/2028 (d)	380,000	394,327
Fifth Third Bancorp 8.25% 3/1/2038	130,000	160,962
Fifth Third Financial Corp 5.982% 1/30/2030 (d)	140,000	146,749
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (d)	190,000	167,841
Huntington Bancshares Inc/OH 2.55% 2/4/2030	310,000	291,888
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (d)	290,000	291,900
Huntington Bancshares Inc/OH 4.623% 1/28/2032 (d)	300,000	302,848
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (d)	350,000	362,318
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (d)	100,000	105,023
JPMorgan Chase & Co 1.47% 9/22/2027 (d)	360,000	354,934
JPMorgan Chase & Co 1.578% 4/22/2027 (d)	300,000	298,958
JPMorgan Chase & Co 1.953% 2/4/2032 (d)	300,000	269,258
JPMorgan Chase & Co 2.069% 6/1/2029 (d)	340,000	326,119
JPMorgan Chase & Co 2.525% 11/19/2041 (d)	340,000	248,615
JPMorgan Chase & Co 2.545% 11/8/2032 (d)	1,080,000	983,627
JPMorgan Chase & Co 2.58% 4/22/2032 (d)	300,000	276,874
JPMorgan Chase & Co 2.739% 10/15/2030 (d)	570,000	544,974
JPMorgan Chase & Co 2.95% 10/1/2026	190,000	188,991
JPMorgan Chase & Co 2.956% 5/13/2031 (d)	360,000	342,565
JPMorgan Chase & Co 2.963% 1/25/2033 (d)	630,000	584,317
JPMorgan Chase & Co 3.109% 4/22/2041 (d)	220,000	174,341
JPMorgan Chase & Co 3.109% 4/22/2051 (d)	50,000	34,370
JPMorgan Chase & Co 3.328% 4/22/2052 (d)	1,430,000	1,021,467
JPMorgan Chase & Co 3.702% 5/6/2030 (d)	240,000	237,723
JPMorgan Chase & Co 3.897% 1/23/2049 (d)	350,000	281,605
JPMorgan Chase & Co 4.323% 4/26/2028 (d)	550,000	551,875
JPMorgan Chase & Co 4.347% 1/22/2032 (d)	300,000	301,540
JPMorgan Chase & Co 4.452% 12/5/2029 (d)	630,000	636,702
JPMorgan Chase & Co 4.586% 4/26/2033 (d)	1,230,000	1,242,898
JPMorgan Chase & Co 4.603% 10/22/2030 (d)	880,000	896,267
JPMorgan Chase & Co 4.81% 10/22/2036 (d)	1,000,000	998,108
JPMorgan Chase & Co 4.85% 2/1/2044	100,000	95,942
JPMorgan Chase & Co 4.898% 1/22/2037 (d)	900,000	905,392
JPMorgan Chase & Co 4.95% 6/1/2045	290,000	275,463
JPMorgan Chase & Co 4.995% 7/22/2030 (d)	150,000	154,519
JPMorgan Chase & Co 5.103% 4/22/2031 (d)	230,000	238,526
JPMorgan Chase & Co 5.14% 1/24/2031 (d)	2,080,000	2,158,390
JPMorgan Chase & Co 5.294% 7/22/2035 (d)	460,000	477,677
JPMorgan Chase & Co 5.35% 6/1/2034 (d)	1,700,000	1,779,093
JPMorgan Chase & Co 5.5% 10/15/2040	430,000	454,111
JPMorgan Chase & Co 5.534% 11/29/2045 (d)	370,000	378,116
JPMorgan Chase & Co 5.572% 4/22/2036 (d)	930,000	983,436
JPMorgan Chase & Co 5.576% 7/23/2036 (d)	260,000	270,399
JPMorgan Chase & Co 5.6% 7/15/2041	325,000	339,790
JPMorgan Chase & Co 5.625% 8/16/2043	247,000	255,330
JPMorgan Chase & Co 5.766% 4/22/2035 (d)	440,000	471,299
JPMorgan Chase & Co 8% 4/29/2027	1,060,000	1,109,513
JPMorgan Chase Bank NA 5.11% 12/8/2026	725,000	731,559
KeyCorp 2.25% 4/6/2027	280,000	274,887
KeyCorp 5.121% 4/4/2031 (d)	310,000	318,017
KeyCorp 5.305% 1/28/2037 (d)	133,000	134,177
KeyCorp 6.401% 3/6/2035 (d)	60,000	65,433
M&T Bank Corp 5.053% 1/27/2034 (d)	190,000	193,024
M&T Bank Corp 5.179% 7/8/2031 (d)	240,000	247,856
M&T Bank Corp 6.082% 3/13/2032 (d)	100,000	106,989
Manufacturers & Traders Trust Co 4.762% 7/6/2028 (d)	620,000	625,880
Morgan Stanley Bank NA 4.754% 4/21/2026	1,710,000	1,710,236
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (d)	500,000	501,860
Morgan Stanley Private Bank NA 4.213% 2/8/2030 (d)	500,000	502,378
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (d)	250,000	251,539
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (d)	400,000	407,319
PNC Financial Services Group Inc/The 1.15% 8/13/2026	400,000	395,205
PNC Financial Services Group Inc/The 2.55% 1/22/2030	530,000	502,677
PNC Financial Services Group Inc/The 3.45% 4/23/2029	710,000	702,936
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (d)	220,000	219,482
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (d)	500,000	511,227
PNC Financial Services Group Inc/The 4.899% 5/13/2031 (d)	100,000	102,714
PNC Financial Services Group Inc/The 5.068% 1/24/2034 (d)	160,000	165,342
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (d)	270,000	280,811
PNC Financial Services Group Inc/The 5.373% 7/21/2036 (d)	450,000	466,551
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (d)	180,000	189,445
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (d)	80,000	82,921
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (d)	200,000	212,270
PNC Financial Services Group Inc/The 5.939% 8/18/2034 (d)	200,000	216,090
Regions Financial Corp 5.502% 9/6/2035 (d)	200,000	207,301
Regions Financial Corp 7.375% 12/10/2037	100,000	117,259
Santander Holdings USA Inc 4.4% 7/13/2027	110,000	110,281
Santander Holdings USA Inc 5.741% 3/20/2031 (d)	150,000	156,223
Santander Holdings USA Inc 6.565% 6/12/2029 (d)	100,000	104,498
Santander Holdings USA Inc 7.66% 11/9/2031 (d)	430,000	485,339
Truist Bank 4.144% 1/27/2029 (d)	1,500,000	1,503,559
Truist Financial Corp 1.125% 8/3/2027	430,000	414,408
Truist Financial Corp 1.267% 3/2/2027 (d)	950,000	950,000
Truist Financial Corp 4.597% 1/27/2032 (d)	250,000	252,645
Truist Financial Corp 4.916% 7/28/2033 (d)	250,000	252,354
Truist Financial Corp 5.153% 8/5/2032 (d)	160,000	166,191
Truist Financial Corp 5.711% 1/24/2035 (d)	270,000	286,482
Truist Financial Corp 5.867% 6/8/2034 (d)	300,000	320,954
Truist Financial Corp 6.123% 10/28/2033 (d)	370,000	401,545
US Bancorp 2.491% 11/3/2036 (d)	200,000	177,086
US Bancorp 2.677% 1/27/2033 (d)	190,000	173,019
US Bancorp 3.15% 4/27/2027	810,000	805,443
US Bancorp 3.9% 4/26/2028	550,000	552,343
US Bancorp 4.481% 1/26/2032 (d)	140,000	141,551
US Bancorp 4.653% 2/1/2029 (d)	380,000	384,846
US Bancorp 4.839% 2/1/2034 (d)	490,000	497,221
US Bancorp 4.967% 7/22/2033 (d)	150,000	152,734
US Bancorp 5.033% 1/26/2037 (d)	330,000	333,549
US Bancorp 5.046% 2/12/2031 (d)	250,000	258,267
US Bancorp 5.424% 2/12/2036 (d)	160,000	167,885
US Bancorp 5.775% 6/12/2029 (d)	100,000	104,000
US Bancorp 5.85% 10/21/2033 (d)	460,000	495,761
Wachovia Corp 5.5% 8/1/2035	350,000	363,693
Wells Fargo & Co 2.393% 6/2/2028 (d)	220,000	215,669
Wells Fargo & Co 3% 10/23/2026	710,000	705,767
Wells Fargo & Co 3.068% 4/30/2041 (d)	380,000	296,660
Wells Fargo & Co 3.9% 5/1/2045	1,100,000	900,381
Wells Fargo & Co 4.078% 9/15/2029 (d)	4,230,000	4,231,135
Wells Fargo & Co 4.15% 1/24/2029	3,440,000	3,461,033
Wells Fargo & Co 4.182% 1/23/2030 (d)	290,000	291,028
Wells Fargo & Co 4.3% 7/22/2027	2,480,000	2,488,857
Wells Fargo & Co 4.4% 6/14/2046	120,000	101,041
Wells Fargo & Co 4.611% 4/25/2053 (d)	1,160,000	1,000,167
Wells Fargo & Co 4.75% 12/7/2046	508,000	449,914
Wells Fargo & Co 4.892% 9/15/2036 (d)	60,000	60,174
Wells Fargo & Co 4.897% 7/25/2033 (d)	300,000	305,938
Wells Fargo & Co 4.9% 11/17/2045	97,000	87,598
Wells Fargo & Co 4.96% 1/23/2037 (d)	290,000	291,103
Wells Fargo & Co 5.013% 4/4/2051 (d)	280,000	256,157
Wells Fargo & Co 5.198% 1/23/2030 (d)	720,000	742,280
Wells Fargo & Co 5.375% 11/2/2043	100,000	97,580
Wells Fargo & Co 5.389% 4/24/2034 (d)	580,000	604,421
Wells Fargo & Co 5.433% 1/23/2047 (d)	290,000	287,107
Wells Fargo & Co 5.557% 7/25/2034 (d)	590,000	620,840
Wells Fargo & Co 5.574% 7/25/2029 (d)	900,000	931,097
Wells Fargo & Co 5.606% 1/15/2044	360,000	358,841
Wells Fargo Bank NA 5.254% 12/11/2026	1,760,000	1,778,794
		105,261,371
Capital Markets - 1.7%
Affiliated Managers Group Inc 3.3% 6/15/2030	150,000	143,955
Ameriprise Financial Inc 5.15% 5/15/2033	70,000	72,693
Ameriprise Financial Inc 5.7% 12/15/2028	130,000	136,066
Apollo Debt Solutions BDC 6.55% 3/15/2032	250,000	255,477
Ares Capital Corp 2.875% 6/15/2028	320,000	305,198
Ares Capital Corp 3.2% 11/15/2031	150,000	131,847
Ares Capital Corp 5.100% 1/15/2031	20,000	19,518
Ares Capital Corp 5.25% 4/12/2031	110,000	107,869
Ares Capital Corp 5.5% 9/1/2030	190,000	188,117
Ares Capital Corp 5.8% 3/8/2032	130,000	129,410
Ares Capital Corp 5.95% 7/15/2029	190,000	194,330
Ares Capital Corp 7% 1/15/2027	90,000	92,089
Ares Management Corp 5.6% 10/11/2054	100,000	90,882
Ares Strategic Income Fund 4.85% 1/15/2029 (e)	260,000	255,936
Ares Strategic Income Fund 5.55% 4/15/2031 (e)	260,000	255,316
Ares Strategic Income Fund 5.6% 2/15/2030	360,000	355,810
Ares Strategic Income Fund 6.2% 3/21/2032	150,000	150,685
Bank of New York Mellon 4.729% 4/20/2029 (d)	380,000	386,483
Bank of New York Mellon Corp/The 1.8% 7/28/2031	170,000	151,372
Bank of New York Mellon Corp/The 1.9% 1/25/2029	245,000	232,899
Bank of New York Mellon Corp/The 4.543% 2/1/2029 (d)	560,000	566,560
Bank of New York Mellon Corp/The 4.596% 7/26/2030 (d)	100,000	101,989
Bank of New York Mellon Corp/The 4.706% 2/1/2034 (d)	110,000	111,369
Bank of New York Mellon Corp/The 4.942% 2/11/2031 (d)	150,000	154,764
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (d)	150,000	154,391
Bank of New York Mellon Corp/The 5.188% 3/14/2035 (d)	260,000	270,475
Bank of New York Mellon Corp/The 5.316% 6/6/2036 (d)	440,000	459,353
Bank of New York Mellon Corp/The 6.317% 10/25/2029 (d)	500,000	529,172
BlackRock Funding Inc 4.6% 7/26/2027	90,000	91,119
BlackRock Funding Inc 5% 3/14/2034	100,000	103,947
BlackRock Funding Inc 5.25% 3/14/2054	60,000	57,681
BlackRock Funding Inc 5.35% 1/8/2055	120,000	116,640
Blackrock Inc 2.1% 2/25/2032	650,000	579,823
Blackrock Inc 2.4% 4/30/2030	550,000	519,373
Blackrock Inc 3.2% 3/15/2027	220,000	218,982
Blackrock Inc 3.25% 4/30/2029	180,000	177,229
Blackrock Inc 4.75% 5/25/2033	80,000	82,482
Blackstone Private Credit Fund 3.25% 3/15/2027	140,000	137,492
Blackstone Private Credit Fund 5.05% 9/10/2030	130,000	125,628
Blackstone Private Credit Fund 5.25% 4/1/2030	150,000	146,832
Blackstone Private Credit Fund 5.35% 3/12/2031	150,000	145,349
Blackstone Private Credit Fund 5.95% 7/16/2029	280,000	282,143
Blackstone Private Credit Fund 6% 1/29/2032	160,000	158,945
Blackstone Private Credit Fund 6% 11/22/2034	90,000	87,071
Blackstone Private Credit Fund 6.25% 1/25/2031	50,000	50,305
Blackstone Private Credit Fund 7.3% 11/27/2028	50,000	52,285
Blackstone Secured Lending Fund 5.35% 4/13/2028	210,000	210,784
Blue Owl Capital Corp 2.875% 6/11/2028	270,000	252,013
Blue Owl Capital Corp 5.95% 3/15/2029	100,000	99,487
Cboe Global Markets Inc 1.625% 12/15/2030	130,000	116,147
Charles Schwab Corp/The 0.9% 3/11/2026	460,000	459,645
Charles Schwab Corp/The 1.65% 3/11/2031	197,000	174,675
Charles Schwab Corp/The 2% 3/20/2028	120,000	115,926
Charles Schwab Corp/The 2.9% 3/3/2032	310,000	286,936
Charles Schwab Corp/The 3.2% 3/2/2027	910,000	905,144
Charles Schwab Corp/The 4.343% 11/14/2031 (d)	100,000	100,632
Charles Schwab Corp/The 4.914% 11/14/2036 (d)	160,000	160,048
Charles Schwab Corp/The 6.136% 8/24/2034 (d)	370,000	404,384
Charles Schwab Corp/The 6.196% 11/17/2029 (d)	220,000	232,842
CME Group Inc 3.75% 6/15/2028	140,000	140,010
CME Group Inc 4.15% 6/15/2048	100,000	85,785
CME Group Inc 5.3% 9/15/2043	150,000	153,231
Franklin Resources Inc 1.6% 10/30/2030	220,000	197,825
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (d)	600,000	591,924
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (d)	1,370,000	1,235,677
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (d)	460,000	422,459
Goldman Sachs Group Inc/The 2.908% 7/21/2042 (d)	470,000	347,278
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)	140,000	129,900
Goldman Sachs Group Inc/The 3.85% 1/26/2027	960,000	959,654
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (d)	630,000	569,227
Goldman Sachs Group Inc/The 4.148% 1/21/2029 (d)	400,000	400,166
Goldman Sachs Group Inc/The 4.153% 10/21/2029 (d)	730,000	730,229
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (d)	1,650,000	1,654,880
Goldman Sachs Group Inc/The 4.369% 10/21/2031 (d)	1,160,000	1,160,749
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (d)	820,000	825,590
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (d)	400,000	402,470
Goldman Sachs Group Inc/The 4.75% 10/21/2045	245,000	222,084
Goldman Sachs Group Inc/The 4.8% 7/8/2044	120,000	110,884
Goldman Sachs Group Inc/The 4.939% 10/21/2036 (d)	400,000	398,577
Goldman Sachs Group Inc/The 5.049% 7/23/2030 (d)	500,000	512,943
Goldman Sachs Group Inc/The 5.065% 1/21/2037 (d)	1,100,000	1,107,737
Goldman Sachs Group Inc/The 5.15% 5/22/2045	330,000	311,566
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (d)	600,000	621,729
Goldman Sachs Group Inc/The 5.536% 1/28/2036 (d)	1,700,000	1,777,983
Goldman Sachs Group Inc/The 5.541% 1/21/2047 (d)	400,000	398,125
Goldman Sachs Group Inc/The 5.561% 11/19/2045 (d)	500,000	501,510
Goldman Sachs Group Inc/The 5.734% 1/28/2056 (d)	320,000	323,968
Goldman Sachs Group Inc/The 6.25% 2/1/2041	220,000	240,614
Goldman Sachs Group Inc/The 6.561% 10/24/2034 (d)	110,000	122,683
Goldman Sachs Group Inc/The 6.75% 10/1/2037	492,000	552,658
Golub Capital BDC Inc 6% 7/15/2029	120,000	120,492
HPS Corporate Lending Fund 5.45% 1/14/2028	220,000	220,881
HPS Corporate Lending Fund 5.45% 11/15/2030 (e)	260,000	255,492
HPS Corporate Lending Fund 5.65% 4/2/2031 (e)	150,000	148,576
HPS Corporate Lending Fund 6.25% 9/30/2029	100,000	102,098
HPS Corporate Lending Fund 6.75% 1/30/2029	60,000	62,094
Intercontinental Exchange Inc 1.85% 9/15/2032	160,000	137,727
Intercontinental Exchange Inc 2.65% 9/15/2040	270,000	201,747
Intercontinental Exchange Inc 3% 9/15/2060	180,000	107,879
Intercontinental Exchange Inc 3.1% 9/15/2027	535,000	529,654
Intercontinental Exchange Inc 3.75% 9/21/2028	100,000	99,553
Intercontinental Exchange Inc 4% 9/15/2027	1,160,000	1,163,345
Intercontinental Exchange Inc 4.25% 9/21/2048	120,000	99,958
Intercontinental Exchange Inc 4.35% 6/15/2029	1,990,000	2,014,469
Intercontinental Exchange Inc 4.6% 3/15/2033	100,000	101,242
Intercontinental Exchange Inc 4.95% 6/15/2052	120,000	109,615
Intercontinental Exchange Inc 5.2% 6/15/2062	320,000	295,243
Invesco Finance PLC 5.375% 11/30/2043	50,000	48,983
Jefferies Financial Group Inc 2.75% 10/15/2032	240,000	209,594
Jefferies Financial Group Inc 4.15% 1/23/2030	507,000	498,602
Jefferies Financial Group Inc 4.85% 1/15/2027	110,000	110,639
Jefferies Financial Group Inc 5.5% 2/15/2036	500,000	491,748
Jefferies Financial Group Inc 5.875% 7/21/2028	320,000	330,368
Jefferies Financial Group Inc 6.2% 4/14/2034	70,000	73,206
Lazard Group LLC 4.375% 3/11/2029	110,000	110,239
Lazard Group LLC 4.5% 9/19/2028	100,000	100,616
Legg Mason Inc 5.625% 1/15/2044	60,000	60,032
LPL Holdings Inc 4.9% 4/3/2028	230,000	232,662
LPL Holdings Inc 5.15% 6/15/2030	210,000	214,295
LPL Holdings Inc 5.65% 3/15/2035	30,000	30,440
LPL Holdings Inc 6% 5/20/2034	100,000	104,204
LPL Holdings Inc 6.75% 11/17/2028	80,000	84,836
Moody's Corp 2% 8/19/2031	140,000	125,633
Moody's Corp 2.55% 8/18/2060	100,000	52,995
Moody's Corp 4.875% 12/17/2048	120,000	107,981
Moody's Corp 5% 8/5/2034	510,000	524,939
Morgan Stanley 1.512% 7/20/2027 (d)	470,000	465,638
Morgan Stanley 1.593% 5/4/2027 (d)	1,100,000	1,095,366
Morgan Stanley 1.794% 2/13/2032 (d)	390,000	345,301
Morgan Stanley 2.239% 7/21/2032 (d)	470,000	421,447
Morgan Stanley 2.484% 9/16/2036 (d)	520,000	460,381
Morgan Stanley 3.625% 1/20/2027	160,000	159,734
Morgan Stanley 3.772% 1/24/2029 (d)	180,000	179,290
Morgan Stanley 3.971% 7/22/2038 (d)	440,000	400,272
Morgan Stanley 4.21% 4/20/2028 (d)	575,000	576,102
Morgan Stanley 4.238% 1/9/2030 (d)	860,000	863,009
Morgan Stanley 4.3% 1/27/2045	120,000	104,680
Morgan Stanley 4.375% 1/22/2047	324,000	281,880
Morgan Stanley 4.457% 4/22/2039 (d)	250,000	236,554
Morgan Stanley 4.493% 1/16/2032 (d)	860,000	864,987
Morgan Stanley 4.892% 10/22/2036 (d)	830,000	825,740
Morgan Stanley 4.994% 4/12/2029 (d)	110,000	112,005
Morgan Stanley 5.042% 7/19/2030 (d)	110,000	113,184
Morgan Stanley 5.073% 1/30/2037 (d)	450,000	453,836
Morgan Stanley 5.123% 2/1/2029 (d)	500,000	510,366
Morgan Stanley 5.164% 4/20/2029 (d)	850,000	869,295
Morgan Stanley 5.192% 4/17/2031 (d)	1,090,000	1,129,147
Morgan Stanley 5.25% 4/21/2034 (d)	1,480,000	1,533,403
Morgan Stanley 5.297% 4/20/2037 (d)	330,000	338,017
Morgan Stanley 5.32% 7/19/2035 (d)	570,000	590,207
Morgan Stanley 5.424% 7/21/2034 (d)	480,000	501,326
Morgan Stanley 5.449% 7/20/2029 (d)	2,150,000	2,217,023
Morgan Stanley 5.516% 11/19/2055 (d)	210,000	209,449
Morgan Stanley 5.587% 1/18/2036 (d)	1,000,000	1,051,261
Morgan Stanley 5.597% 3/24/2051 (d)	190,000	192,733
Morgan Stanley 5.664% 4/17/2036 (d)	230,000	243,063
Morgan Stanley 5.942% 2/7/2039 (d)	200,000	210,787
Morgan Stanley 6.375% 7/24/2042	528,000	590,266
MSCI Inc 5.25% 9/1/2035	230,000	230,290
Nasdaq Inc 1.65% 1/15/2031	290,000	258,625
Nasdaq Inc 2.5% 12/21/2040	100,000	72,102
Nasdaq Inc 3.95% 3/7/2052	69,000	52,395
Nasdaq Inc 5.35% 6/28/2028	100,000	102,969
Nasdaq Inc 5.95% 8/15/2053	168,000	174,135
Nasdaq Inc 6.1% 6/28/2063	40,000	41,542
Northern Trust Corp 1.95% 5/1/2030	150,000	138,555
Northern Trust Corp 6.125% 11/2/2032	100,000	109,498
Raymond James Financial Inc 4.9% 9/11/2035	60,000	59,899
Raymond James Financial Inc 4.95% 7/15/2046	200,000	184,623
Raymond James Financial Inc 5.65% 9/11/2055	80,000	78,290
S&P Global Inc 1.25% 8/15/2030	120,000	106,411
S&P Global Inc 2.3% 8/15/2060	110,000	56,698
S&P Global Inc 2.45% 3/1/2027	300,000	295,932
S&P Global Inc 2.7% 3/1/2029	270,000	260,996
S&P Global Inc 2.9% 3/1/2032	180,000	167,420
S&P Global Inc 2.95% 1/22/2027	220,000	218,086
S&P Global Inc 3.9% 3/1/2062	250,000	188,509
S&P Global Inc 4.25% 1/15/2031 (e)	200,000	200,919
S&P Global Inc 4.25% 5/1/2029	110,000	111,028
S&P Global Inc 4.8% 12/4/2035 (e)	170,000	170,385
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	80,000	81,157
State Street Corp 1.684% 11/18/2027 (d)	515,000	507,325
State Street Corp 3.031% 11/1/2034 (d)	170,000	162,459
State Street Corp 4.164% 8/4/2033 (d)	110,000	108,572
State Street Corp 4.729% 2/28/2030	220,000	226,134
State Street Corp 4.784% 10/23/2036 (d)	210,000	209,857
State Street Corp 4.821% 1/26/2034 (d)	100,000	102,081
State Street Corp 4.834% 4/24/2030	260,000	267,834
State Street Corp 5.146% 2/28/2036 (d)	270,000	278,141
State Street Corp 5.272% 8/3/2026	440,000	441,907
State Street Corp 5.684% 11/21/2029 (d)	200,000	209,242
		63,167,971
Consumer Finance - 0.7%
Ally Financial Inc 2.2% 11/2/2028	100,000	95,182
Ally Financial Inc 4.75% 6/9/2027	550,000	554,300
Ally Financial Inc 6.184% 7/26/2035 (d)	200,000	206,445
Ally Financial Inc 6.848% 1/3/2030 (d)	240,000	254,078
Ally Financial Inc 6.992% 6/13/2029 (d)	50,000	52,665
Ally Financial Inc 8% 11/1/2031	100,000	113,490
American Express Co 3.3% 5/3/2027	510,000	507,550
American Express Co 4.05% 12/3/2042	140,000	122,149
American Express Co 4.351% 7/20/2029 (d)	600,000	605,647
American Express Co 4.456% 2/10/2032 (d)	650,000	656,370
American Express Co 4.804% 10/24/2036 (d)	300,000	297,116
American Express Co 4.918% 7/20/2033 (d)	250,000	256,093
American Express Co 4.989% 5/26/2033 (d)	250,000	255,110
American Express Co 5.043% 5/1/2034 (d)	250,000	257,007
American Express Co 5.284% 7/26/2035 (d)	420,000	436,107
American Express Co 5.442% 1/30/2036 (d)	200,000	208,439
American Express Co 5.645% 4/23/2027 (d)	1,550,000	1,553,429
American Express Co 5.85% 11/5/2027	420,000	433,390
Capital One Financial Corp 1.878% 11/2/2027 (d)	360,000	354,373
Capital One Financial Corp 2.359% 7/29/2032 (d)	110,000	96,930
Capital One Financial Corp 3.75% 3/9/2027	280,000	279,640
Capital One Financial Corp 3.8% 1/31/2028	438,000	436,756
Capital One Financial Corp 4.722% 1/30/2032 (d)	500,000	503,435
Capital One Financial Corp 5.197% 9/11/2036 (d)	330,000	329,087
Capital One Financial Corp 5.247% 7/26/2030 (d)	470,000	485,668
Capital One Financial Corp 5.268% 5/10/2033 (d)	100,000	102,685
Capital One Financial Corp 5.399% 1/30/2037 (d)	180,000	181,634
Capital One Financial Corp 5.468% 2/1/2029 (d)	450,000	461,377
Capital One Financial Corp 5.817% 2/1/2034 (d)	70,000	73,864
Capital One Financial Corp 6.051% 2/1/2035 (d)	200,000	212,478
Capital One Financial Corp 6.183% 1/30/2036 (d)	220,000	228,784
Capital One Financial Corp 6.312% 6/8/2029 (d)	270,000	282,610
Capital One Financial Corp 6.377% 6/8/2034 (d)	150,000	162,620
Capital One Financial Corp 6.7% 11/29/2032	170,000	188,881
Capital One Financial Corp 7.964% 11/2/2034 (d)	50,000	58,855
Ford Motor Credit Co LLC 5.73% 9/5/2030	1,100,000	1,131,196
Ford Motor Credit Co LLC 5.753% 4/6/2033	200,000	203,804
Ford Motor Credit Co LLC 5.85% 5/17/2027	1,120,000	1,138,355
Ford Motor Credit Co LLC 5.918% 3/20/2028	400,000	410,655
Ford Motor Credit Co LLC 6.125% 3/8/2034	200,000	206,747
Ford Motor Credit Co LLC 6.798% 11/7/2028	310,000	326,748
Ford Motor Credit Co LLC 6.8% 5/12/2028	740,000	774,078
Ford Motor Credit Co LLC 6.95% 6/10/2026	910,000	914,702
Ford Motor Credit Co LLC 7.122% 11/7/2033	210,000	229,477
Ford Motor Credit Co LLC 7.2% 6/10/2030	520,000	561,438
John Deere Capital Corp 1.45% 1/15/2031	170,000	151,768
John Deere Capital Corp 2.35% 3/8/2027	200,000	197,381
John Deere Capital Corp 2.8% 7/18/2029	310,000	300,426
John Deere Capital Corp 2.8% 9/8/2027	290,000	286,395
John Deere Capital Corp 4.35% 9/15/2032	320,000	324,374
John Deere Capital Corp 4.375% 10/15/2030	350,000	356,169
John Deere Capital Corp 4.55% 6/5/2030	1,200,000	1,229,406
John Deere Capital Corp 4.75% 6/8/2026	730,000	731,448
John Deere Capital Corp 4.95% 7/14/2028	450,000	462,702
John Deere Capital Corp 5.05% 6/12/2034	210,000	218,812
John Deere Capital Corp 5.15% 9/8/2033	170,000	179,738
Synchrony Financial 3.95% 12/1/2027	380,000	378,258
Synchrony Financial 5.15% 3/19/2029	109,000	110,768
Toyota Motor Credit Corp 1.15% 8/13/2027	470,000	453,892
Toyota Motor Credit Corp 1.65% 1/10/2031	180,000	161,149
Toyota Motor Credit Corp 1.9% 9/12/2031	210,000	187,213
Toyota Motor Credit Corp 3.2% 1/11/2027	810,000	806,496
Toyota Motor Credit Corp 4.05% 9/5/2028	230,000	231,884
Toyota Motor Credit Corp 4.2% 1/10/2031	250,000	251,866
Toyota Motor Credit Corp 4.45% 6/29/2029	340,000	346,527
Toyota Motor Credit Corp 4.8% 1/11/2036	70,000	70,626
Toyota Motor Credit Corp 4.8% 1/5/2034	70,000	71,745
Toyota Motor Credit Corp 5.4% 11/20/2026	1,155,000	1,167,682
Toyota Motor Credit Corp 5.55% 11/20/2030	570,000	607,007
		26,485,176
Financial Services - 0.6%
Aon Corp / Aon Global Holdings PLC 2.85% 5/28/2027	100,000	98,599
Aon Corp / Aon Global Holdings PLC 3.9% 2/28/2052	200,000	149,859
Apollo Global Management Inc 5.15% 8/12/2035	570,000	564,682
Berkshire Hathaway Inc 4.5% 2/11/2043	110,000	103,490
Blackstone Reg Finance Co LLC 4.3% 11/3/2030	50,000	49,891
Blackstone Reg Finance Co LLC 4.95% 2/15/2036	100,000	99,077
Blackstone Reg Finance Co LLC 5% 12/6/2034	100,000	100,344
Blue Owl Credit Income Corp 5.8% 3/15/2030	145,000	141,867
Blue Owl Credit Income Corp 6.6% 9/15/2029	240,000	242,266
Blue Owl Credit Income Corp 6.65% 3/15/2031	190,000	191,007
Blue Owl Credit Income Corp 7.75% 1/15/2029	30,000	31,115
BP Capital Markets America Inc 2.939% 6/4/2051	220,000	143,776
BP Capital Markets America Inc 3% 2/24/2050	130,000	86,944
BP Capital Markets America Inc 3.001% 3/17/2052	280,000	183,714
BP Capital Markets America Inc 3.017% 1/16/2027	635,000	630,717
BP Capital Markets America Inc 3.06% 6/17/2041	810,000	630,484
BP Capital Markets America Inc 3.379% 2/8/2061	110,000	73,599
BP Capital Markets America Inc 4.234% 11/6/2028	1,130,000	1,141,217
BP Capital Markets America Inc 4.812% 2/13/2033	150,000	153,750
BP Capital Markets America Inc 4.893% 9/11/2033	110,000	113,064
CNH Industrial Capital LLC 4.375% 3/7/2031	200,000	199,870
CNH Industrial Capital LLC 4.55% 4/10/2028	180,000	181,764
CNH Industrial Capital LLC 5.5% 1/12/2029	120,000	124,491
Corebridge Financial Inc 3.65% 4/5/2027	290,000	288,478
Corebridge Financial Inc 3.9% 4/5/2032	210,000	199,431
Corebridge Financial Inc 4.4% 4/5/2052	290,000	230,870
Corebridge Financial Inc 6.375% 9/15/2054 (d)	130,000	130,039
CRH SMW Finance DAC 5.125% 1/9/2030	500,000	517,510
DH Europe Finance II Sarl 2.6% 11/15/2029	320,000	305,338
DH Europe Finance II Sarl 3.4% 11/15/2049	80,000	58,279
Equitable Holdings Inc 4.35% 4/20/2028	126,000	126,633
Equitable Holdings Inc 5% 4/20/2048	280,000	248,336
FedEx Corp 2020-1 Class AA Pass Through Trust equipment trust certificate 1.875% 8/20/2035	176,475	156,850
Fidelity National Information Services Inc 1.15% 3/1/2026	246,000	246,000
Fidelity National Information Services Inc 2.25% 3/1/2031	200,000	180,252
Fidelity National Information Services Inc 5.625% 7/15/2052	100,000	98,469
Fiserv Inc 2.25% 6/1/2027	100,000	97,711
Fiserv Inc 3.5% 7/1/2029	520,000	505,122
Fiserv Inc 4.4% 7/1/2049	310,000	245,300
Fiserv Inc 4.55% 2/15/2031	670,000	667,890
Fiserv Inc 4.75% 3/15/2030	180,000	181,408
Fiserv Inc 5.25% 8/11/2035	360,000	360,150
Fiserv Inc 5.375% 8/21/2028	300,000	307,465
Fiserv Inc 5.45% 3/15/2034	270,000	275,286
Fiserv Inc 5.45% 3/2/2028	150,000	153,435
Global Payments Inc 1.2% 3/1/2026	350,000	350,000
Global Payments Inc 2.9% 5/15/2030	310,000	288,558
Global Payments Inc 3.2% 8/15/2029	110,000	105,487
Global Payments Inc 4.45% 6/1/2028	170,000	170,426
Global Payments Inc 4.875% 11/15/2030	500,000	499,414
Global Payments Inc 5.55% 11/15/2035	260,000	258,625
Global Payments Inc 5.95% 8/15/2052	160,000	152,450
Goldman Sachs Private Credit Corp 5.875% 5/6/2028 (e)	110,000	111,252
Goldman Sachs Private Credit Corp 6.25% 5/6/2030 (e)	70,000	70,091
HA Sustainable Infrastructure Capital Inc 6.75% 7/15/2035	200,000	210,601
Jackson Financial Inc 3.125% 11/23/2031	64,000	58,297
Jackson Financial Inc 5.17% 6/8/2027	110,000	111,338
Jackson Financial Inc 5.67% 6/8/2032	195,000	199,414
Mastercard Inc 2.95% 11/21/2026	615,000	611,447
Mastercard Inc 3.35% 3/26/2030	350,000	343,960
Mastercard Inc 3.8% 11/21/2046	220,000	178,347
Mastercard Inc 3.85% 3/26/2050	410,000	326,135
Mastercard Inc 3.95% 2/26/2048	100,000	81,672
Mastercard Inc 4.85% 3/9/2033	160,000	165,595
Mastercard Inc 4.875% 3/9/2028	210,000	214,596
National Rural Utilities Cooperative Finance Corp 4.15% 12/15/2032	340,000	335,433
National Rural Utilities Cooperative Finance Corp 4.3% 3/15/2049	70,000	59,871
National Rural Utilities Cooperative Finance Corp 4.85% 2/7/2029	220,000	225,993
National Rural Utilities Cooperative Finance Corp 5.05% 9/15/2028	300,000	308,387
National Rural Utilities Cooperative Finance Corp 5.25% 4/20/2046 (d)	140,000	139,740
National Rural Utilities Cooperative Finance Corp 5.8% 1/15/2033	110,000	118,952
PayPal Holdings Inc 2.3% 6/1/2030	130,000	121,436
PayPal Holdings Inc 2.85% 10/1/2029	420,000	404,732
PayPal Holdings Inc 3.25% 6/1/2050	180,000	125,811
PayPal Holdings Inc 5.05% 6/1/2052	160,000	143,963
PayPal Holdings Inc 5.1% 4/1/2035	200,000	202,528
PayPal Holdings Inc 5.15% 6/1/2034	260,000	263,712
Rexford Industrial Realty LP 5% 6/15/2028	100,000	101,696
Sixth Street Lending Partners 5.75% 1/15/2030	170,000	170,693
Sixth Street Lending Partners 6.5% 3/11/2029	130,000	134,242
Visa Inc 2% 8/15/2050	440,000	242,622
Visa Inc 2.05% 4/15/2030	430,000	401,868
Visa Inc 2.7% 4/15/2040	120,000	93,837
Visa Inc 2.75% 9/15/2027	815,000	804,548
Visa Inc 4.1% 2/12/2031	500,000	505,797
Visa Inc 4.3% 12/14/2045	402,000	356,231
Voya Financial Inc 3.65% 6/15/2026	170,000	169,826
Voya Financial Inc 4.7% 1/23/2048 (d)	60,000	57,674
Voya Financial Inc 5% 9/20/2034	90,000	89,176
Voya Financial Inc 5.05% 3/2/2036	100,000	98,861
Voya Financial Inc 5.7% 7/15/2043	50,000	49,428
Western Union Co/The 2.75% 3/15/2031	110,000	100,361
		21,350,962
Insurance - 0.8%
AFLAC Inc 3.6% 4/1/2030	340,000	334,872
Allstate Corp/The 1.45% 12/15/2030	630,000	555,702
Allstate Corp/The 4.2% 12/15/2046	120,000	99,251
Allstate Corp/The 4.5% 6/15/2043	180,000	158,931
Allstate Corp/The 5.35% 6/1/2033	90,000	94,359
Allstate Corp/The CME Term SOFR 3 month Index + 3.1996%, 6.8521% 8/15/2053 (d)(g)	160,000	159,788
American International Group Inc 4.375% 6/30/2050	350,000	292,789
American International Group Inc 4.5% 7/16/2044	115,000	101,740
American International Group Inc 4.75% 4/1/2048	40,000	35,915
American International Group Inc 4.85% 5/7/2030	490,000	502,748
Aon Corp 4.5% 12/15/2028	630,000	638,904
Aon Global Ltd 4.6% 6/14/2044	165,000	144,910
Aon Global Ltd 4.75% 5/15/2045	140,000	124,221
Aon North America Inc 5.45% 3/1/2034	300,000	313,006
Aon North America Inc 5.75% 3/1/2054	260,000	257,348
Arch Capital Finance LLC 4.011% 12/15/2026	360,000	359,964
Arch Capital Group Ltd 3.635% 6/30/2050	187,000	139,387
Arch Capital Group US Inc 5.144% 11/1/2043	100,000	96,086
Arthur J Gallagher & Co 3.5% 5/20/2051	340,000	236,206
Arthur J Gallagher & Co 4.85% 12/15/2029	120,000	122,942
Arthur J Gallagher & Co 5.15% 2/15/2035	440,000	446,022
Arthur J Gallagher & Co 5.55% 2/15/2055	87,000	83,241
Arthur J Gallagher & Co 5.75% 3/2/2053	100,000	97,226
Arthur J Gallagher & Co 6.5% 2/15/2034	170,000	187,467
Arthur J Gallagher & Co 6.75% 2/15/2054	100,000	109,384
Assurant Inc 2.65% 1/15/2032	90,000	80,767
Assurant Inc 4.9% 3/27/2028	100,000	101,258
Assured Guaranty US Holdings Inc 3.6% 9/15/2051	35,000	24,771
Assured Guaranty US Holdings Inc 6.125% 9/15/2028	180,000	188,412
Athene Holding Ltd 3.5% 1/15/2031	220,000	207,636
Athene Holding Ltd 4.125% 1/12/2028	90,000	89,693
Athene Holding Ltd 6.25% 4/1/2054	100,000	93,295
Athene Holding Ltd 6.625% 10/15/2054 (d)	110,000	105,720
Athene Holding Ltd 6.625% 5/19/2055	210,000	205,487
Athene Holding Ltd 6.65% 2/1/2033	520,000	552,955
Baylor Scott & White Holdings 2.839% 11/15/2050	250,000	164,351
Berkshire Hathaway Fin Corp 1.45% 10/15/2030	900,000	811,770
Berkshire Hathaway Fin Corp 2.85% 10/15/2050	340,000	220,157
Berkshire Hathaway Fin Corp 2.875% 3/15/2032	500,000	471,478
Berkshire Hathaway Fin Corp 3.85% 3/15/2052	560,000	435,220
Berkshire Hathaway Fin Corp 4.2% 8/15/2048	130,000	109,568
Berkshire Hathaway Fin Corp 4.25% 1/15/2049	100,000	84,596
Berkshire Hathaway Fin Corp 4.4% 5/15/2042	300,000	277,154
Berkshire Hathaway Fin Corp 5.75% 1/15/2040	160,000	175,669
Brighthouse Financial Inc 3.85% 12/22/2051	100,000	58,190
Brighthouse Financial Inc 5.625% 5/15/2030	309,000	311,993
Brown & Brown Inc 4.2% 3/17/2032	140,000	134,968
Brown & Brown Inc 4.7% 6/23/2028	240,000	242,270
Brown & Brown Inc 4.9% 6/23/2030	350,000	355,797
Brown & Brown Inc 5.55% 6/23/2035	130,000	132,633
Brown & Brown Inc 5.65% 6/11/2034	130,000	133,805
Brown & Brown Inc 6.25% 6/23/2055	200,000	204,252
Chubb INA Holdings LLC 1.375% 9/15/2030	380,000	338,910
Chubb INA Holdings LLC 2.85% 12/15/2051	155,000	100,594
Chubb INA Holdings LLC 3.05% 12/15/2061	90,000	56,380
Chubb INA Holdings LLC 4.35% 11/3/2045	74,000	65,237
Chubb INA Holdings LLC 4.9% 8/15/2035	290,000	293,919
Chubb INA Holdings LLC 6.5% 5/15/2038	358,000	409,571
CNA Financial Corp 3.45% 8/15/2027	190,000	188,505
CNA Financial Corp 3.9% 5/1/2029	400,000	397,195
CNA Financial Corp 5.2% 8/15/2035	50,000	50,299
First American Financial Corp 2.4% 8/15/2031	180,000	158,570
Globe Life Inc 2.15% 8/15/2030	270,000	246,296
Hartford Insurance Group Inc/The 2.8% 8/19/2029	490,000	471,442
Hartford Insurance Group Inc/The 2.9% 9/15/2051	50,000	32,275
Hartford Insurance Group Inc/The 4.4% 3/15/2048	210,000	179,916
Lincoln National Corp 3.8% 3/1/2028	230,000	227,839
Lincoln National Corp 5.35% 11/15/2035	50,000	48,815
Lincoln National Corp 5.852% 3/15/2034	260,000	268,187
Lincoln National Corp 6.3% 10/9/2037	50,000	52,289
Markel Group Inc 3.35% 9/17/2029	100,000	97,288
Markel Group Inc 3.5% 11/1/2027	300,000	297,191
Markel Group Inc 5% 5/20/2049	120,000	108,083
Markel Group Inc 6% 5/16/2054	160,000	162,911
Marsh & McLennan Cos Inc 2.25% 11/15/2030	140,000	128,456
Marsh & McLennan Cos Inc 4.2% 3/1/2048	40,000	32,779
Marsh & McLennan Cos Inc 4.375% 3/15/2029	120,000	121,248
Marsh & McLennan Cos Inc 4.65% 3/15/2030	400,000	407,979
Marsh & McLennan Cos Inc 4.75% 3/15/2039	120,000	116,304
Marsh & McLennan Cos Inc 4.85% 11/15/2031	400,000	411,544
Marsh & McLennan Cos Inc 4.9% 3/15/2049	270,000	245,119
Marsh & McLennan Cos Inc 4.95% 3/15/2036	300,000	302,667
Marsh & McLennan Cos Inc 5% 3/15/2035	480,000	488,674
Marsh & McLennan Cos Inc 5.35% 11/15/2044	140,000	135,934
Marsh & McLennan Cos Inc 5.4% 3/15/2055	240,000	229,974
Marsh & McLennan Cos Inc 5.7% 9/15/2053	190,000	189,907
MetLife Inc 4.05% 3/1/2045	100,000	82,667
MetLife Inc 4.125% 8/13/2042	180,000	152,942
MetLife Inc 4.55% 3/23/2030	510,000	521,680
MetLife Inc 4.6% 5/13/2046	272,000	241,482
MetLife Inc 4.875% 11/13/2043	145,000	134,367
MetLife Inc 5% 7/15/2052	120,000	108,285
MetLife Inc 5.25% 1/15/2054	80,000	75,154
MetLife Inc 5.375% 7/15/2033	320,000	337,338
MetLife Inc 6.35% 3/15/2055 (d)	200,000	207,731
MetLife Inc 6.375% 6/15/2034	310,000	345,804
MetLife Inc 6.4% 12/15/2066 (d)	150,000	156,944
Principal Financial Group Inc 2.125% 6/15/2030	160,000	146,556
Principal Financial Group Inc 3.7% 5/15/2029	180,000	178,142
Principal Financial Group Inc 5.375% 3/15/2033	110,000	114,888
Principal Financial Group Inc 5.5% 3/15/2053	50,000	48,258
Principal Financial Group Inc 6.05% 10/15/2036	70,000	76,215
Progressive Corp/The 2.5% 3/15/2027	270,000	266,535
Progressive Corp/The 3% 3/15/2032	560,000	519,702
Progressive Corp/The 3.2% 3/26/2030	400,000	388,445
Progressive Corp/The 4.2% 3/15/2048	100,000	83,208
Prudential Financial Inc 3% 3/10/2040	110,000	85,886
Prudential Financial Inc 3.878% 3/27/2028	45,000	45,028
Prudential Financial Inc 3.935% 12/7/2049	70,000	53,898
Prudential Financial Inc 4.35% 2/25/2050	180,000	147,177
Prudential Financial Inc 4.418% 3/27/2048	260,000	218,912
Prudential Financial Inc 4.5% 9/15/2047 (d)	200,000	197,033
Prudential Financial Inc 4.6% 5/15/2044	110,000	98,172
Prudential Financial Inc 5.125% 3/1/2052 (d)	140,000	137,578
Prudential Financial Inc 5.2% 3/14/2035	450,000	461,071
Prudential Financial Inc 5.7% 12/14/2036	120,000	126,806
Prudential Financial Inc 5.7% 9/15/2048 (d)	74,000	74,519
Prudential Financial Inc 6% 9/1/2052 (d)	230,000	237,662
Prudential Financial Inc 6.5% 3/15/2054 (d)	160,000	168,612
Reinsurance Group of America Inc 3.9% 5/15/2029	120,000	119,328
Reinsurance Group of America Inc 3.95% 9/15/2026	200,000	199,909
Reinsurance Group of America Inc 5.75% 9/15/2034	200,000	209,546
Reinsurance Group of America Inc 6% 9/15/2033	160,000	171,069
Selective Insurance Group Inc 5.9% 4/15/2035	125,000	131,916
Travelers Companies Inc/The 2.55% 4/27/2050	360,000	221,339
Travelers Companies Inc/The 3.05% 6/8/2051	100,000	67,171
Travelers Companies Inc/The 3.75% 5/15/2046	50,000	39,662
Travelers Companies Inc/The 4.05% 3/7/2048	74,000	60,626
Travelers Companies Inc/The 5.05% 7/24/2035	310,000	317,341
Travelers Companies Inc/The 5.7% 7/24/2055	200,000	205,653
Travelers Companies Inc/The 6.25% 6/15/2037	256,000	286,138
Travelers Property Casualty Corp 6.375% 3/15/2033	160,000	181,342
Unum Group 4% 6/15/2029	100,000	99,197
Unum Group 5.25% 12/15/2035	50,000	49,734
Unum Group 5.75% 8/15/2042	160,000	158,015
Unum Group 6% 6/15/2054	60,000	59,145
Willis North America Inc 4.5% 9/15/2028	504,000	507,028
Willis North America Inc 4.55% 3/15/2031	350,000	350,249
Willis North America Inc 5.9% 3/5/2054	220,000	217,755
		28,619,431
TOTAL FINANCIALS		244,884,911
Health Care - 3.0%
Biotechnology - 0.6%
AbbVie Inc 2.95% 11/21/2026	1,180,000	1,172,506
AbbVie Inc 3.2% 11/21/2029	1,940,000	1,894,953
AbbVie Inc 4.05% 11/21/2039	210,000	190,089
AbbVie Inc 4.25% 11/14/2028	92,000	93,133
AbbVie Inc 4.25% 11/21/2049	770,000	647,858
AbbVie Inc 4.3% 5/14/2036	25,000	24,249
AbbVie Inc 4.45% 5/14/2046	280,000	247,956
AbbVie Inc 4.5% 5/14/2035	300,000	297,187
AbbVie Inc 4.55% 3/15/2035	570,000	567,508
AbbVie Inc 4.7% 5/14/2045	560,000	514,178
AbbVie Inc 4.75% 3/15/2045	420,000	389,004
AbbVie Inc 4.8% 3/15/2029	370,000	380,137
AbbVie Inc 4.85% 6/15/2044	340,000	320,054
AbbVie Inc 5.05% 3/15/2034	560,000	581,376
AbbVie Inc 5.4% 3/15/2054	370,000	363,370
AbbVie Inc 5.55% 3/15/2056	550,000	553,391
Amgen Inc 1.65% 8/15/2028	550,000	522,779
Amgen Inc 2.8% 8/15/2041	200,000	150,201
Amgen Inc 3% 1/15/2052	100,000	66,515
Amgen Inc 3.15% 2/21/2040	320,000	257,489
Amgen Inc 3.2% 11/2/2027	1,200,000	1,189,308
Amgen Inc 3.35% 2/22/2032	140,000	133,440
Amgen Inc 3.375% 2/21/2050	210,000	152,893
Amgen Inc 4.2% 2/19/2031	500,000	501,478
Amgen Inc 4.2% 3/1/2033	560,000	553,601
Amgen Inc 4.4% 2/22/2062	110,000	87,778
Amgen Inc 4.4% 5/1/2045	188,000	164,554
Amgen Inc 4.563% 6/15/2048	120,000	104,951
Amgen Inc 4.663% 6/15/2051	250,000	218,260
Amgen Inc 4.875% 3/1/2053	130,000	116,184
Amgen Inc 4.95% 10/1/2041	200,000	191,945
Amgen Inc 5.15% 3/2/2028	400,000	409,632
Amgen Inc 5.25% 3/2/2030	800,000	834,842
Amgen Inc 5.25% 3/2/2033	480,000	502,596
Amgen Inc 5.6% 3/2/2043	250,000	255,507
Amgen Inc 5.65% 3/2/2053	530,000	529,056
Amgen Inc 5.75% 3/2/2063	580,000	574,896
Biogen Inc 2.25% 5/1/2030	280,000	259,724
Biogen Inc 3.15% 5/1/2050	230,000	151,346
Biogen Inc 3.25% 2/15/2051	150,000	99,576
Biogen Inc 5.05% 1/15/2031	670,000	695,394
Gilead Sciences Inc 1.65% 10/1/2030	590,000	533,403
Gilead Sciences Inc 2.6% 10/1/2040	580,000	434,471
Gilead Sciences Inc 2.8% 10/1/2050	180,000	115,690
Gilead Sciences Inc 2.95% 3/1/2027	430,000	426,834
Gilead Sciences Inc 4.15% 3/1/2047	112,000	94,260
Gilead Sciences Inc 4.6% 9/1/2035	100,000	99,914
Gilead Sciences Inc 4.75% 3/1/2046	240,000	219,835
Gilead Sciences Inc 4.8% 11/15/2029	1,580,000	1,628,561
Gilead Sciences Inc 5.5% 11/15/2054	370,000	368,787
Gilead Sciences Inc 5.55% 10/15/2053	100,000	100,460
Regeneron Pharmaceuticals Inc 1.75% 9/15/2030	300,000	270,409
		21,253,518
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 3.7% 3/9/2029 (b)	400,000	399,977
Abbott Laboratories 4% 3/15/2031 (b)	600,000	599,525
Abbott Laboratories 4.3% 3/15/2033 (b)	400,000	399,602
Abbott Laboratories 4.65% 3/15/2036 (b)	400,000	400,121
Abbott Laboratories 4.75% 11/30/2036	460,000	464,566
Abbott Laboratories 4.75% 4/15/2043	170,000	162,092
Abbott Laboratories 4.9% 11/30/2046	120,000	113,731
Abbott Laboratories 5.3% 5/27/2040	390,000	406,645
Abbott Laboratories 5.5% 3/15/2056 (b)	800,000	802,751
Baxter International Inc 1.915% 2/1/2027	144,000	141,173
Baxter International Inc 2.539% 2/1/2032	330,000	288,683
Baxter International Inc 3.95% 4/1/2030	140,000	136,961
Baxter International Inc 5.65% 12/15/2035	290,000	294,895
Becton Dickinson & Co 2.823% 5/20/2030	260,000	247,294
Becton Dickinson & Co 3.7% 6/6/2027	60,000	59,785
Becton Dickinson & Co 4.693% 2/13/2028	130,000	131,777
Becton Dickinson & Co 5.11% 2/8/2034	200,000	205,766
Boston Scientific Corp 4% 3/1/2029	100,000	100,366
Boston Scientific Corp 4.7% 3/1/2049	230,000	211,964
GE HealthCare Technologies Inc 5.5% 6/15/2035	270,000	282,764
GE HealthCare Technologies Inc 5.65% 11/15/2027	120,000	123,295
GE HealthCare Technologies Inc 5.905% 11/22/2032	230,000	249,161
GE HealthCare Technologies Inc 6.377% 11/22/2052	200,000	219,715
Medtronic Global Holdings SCA 4.5% 3/30/2033	300,000	303,096
Medtronic Inc 4.375% 3/15/2035	280,000	277,223
Medtronic Inc 4.625% 3/15/2045	110,000	102,056
Solventum Corp 5.6% 3/23/2034	560,000	585,505
Stryker Corp 1.95% 6/15/2030	100,000	91,862
Stryker Corp 2.9% 6/15/2050	200,000	132,964
Stryker Corp 3.5% 3/15/2026	570,000	569,842
Stryker Corp 4.625% 9/11/2034	300,000	301,095
Stryker Corp 4.85% 2/10/2030	580,000	597,982
Zimmer Biomet Holdings Inc 3.55% 3/20/2030	194,000	189,606
Zimmer Biomet Holdings Inc 5.05% 2/19/2030	120,000	124,167
Zimmer Biomet Holdings Inc 5.5% 2/19/2035	120,000	125,585
		9,843,592
Health Care Providers & Services - 1.3%
Aetna Inc 4.75% 3/15/2044	100,000	88,067
AHS Hospital Corp 2.78% 7/1/2051	250,000	160,216
Allina Health System 3.887% 4/15/2049	40,000	31,415
Ascension Health 4.078% 11/15/2028	136,000	137,143
Ascension Health 4.294% 11/15/2030	173,000	174,834
Ascension Health 4.923% 11/15/2035	1,296,000	1,320,457
Banner Health 2.907% 1/1/2042	400,000	305,123
Banner Health 2.913% 1/1/2051	150,000	98,805
Baptist Healthcare System Obligated Group 3.54% 8/15/2050	125,000	93,151
Cardinal Health Inc 3.41% 6/15/2027	460,000	457,264
Cardinal Health Inc 4.368% 6/15/2047	30,000	25,424
Cardinal Health Inc 4.5% 9/15/2030	260,000	263,761
Cardinal Health Inc 4.9% 9/15/2045	100,000	91,735
Cardinal Health Inc 5.75% 11/15/2054	210,000	212,148
Cencora Inc 2.7% 3/15/2031	170,000	158,419
Cencora Inc 2.8% 5/15/2030	300,000	284,981
Cencora Inc 4.85% 12/15/2029	90,000	92,606
Cencora Inc 4.9% 2/13/2036	400,000	402,808
Cencora Inc 5.15% 2/15/2035	190,000	196,538
Centene Corp 2.45% 7/15/2028	210,000	197,930
Centene Corp 2.5% 3/1/2031	310,000	269,044
Centene Corp 2.625% 8/1/2031	365,000	316,227
Centene Corp 3.375% 2/15/2030	400,000	370,918
Centene Corp 4.25% 12/15/2027	410,000	407,517
Centene Corp 4.625% 12/15/2029	390,000	380,549
Children's Hospital of Philadelphia/The 2.704% 7/1/2050	98,000	63,414
Cigna Group/The 3.4% 3/1/2027	790,000	787,061
Cigna Group/The 4.375% 10/15/2028	100,000	101,037
Cigna Group/The 4.5% 9/15/2030	770,000	780,490
Cigna Group/The 4.8% 7/15/2046	230,000	206,386
Cigna Group/The 4.8% 8/15/2038	290,000	281,133
Cigna Group/The 4.9% 12/15/2048	590,000	530,729
Cigna Group/The 5.125% 5/15/2031	100,000	104,078
Cigna Group/The 5.25% 2/15/2034	370,000	383,835
Cigna Group/The 5.4% 3/15/2033	300,000	315,697
Cigna Group/The 5.6% 2/15/2054	300,000	293,722
Cigna Group/The 6% 1/15/2056	100,000	103,851
CommonSpirit Health 3.91% 10/1/2050	230,000	176,656
CommonSpirit Health 4.35% 11/1/2042	560,000	500,097
CommonSpirit Health 4.352% 9/1/2030	35,000	35,155
CommonSpirit Health 4.975% 9/1/2035	52,000	52,271
CommonSpirit Health 5.318% 12/1/2034	300,000	309,810
CommonSpirit Health 5.662% 9/1/2055	38,000	38,117
Corewell Health Obligated Group 3.487% 7/15/2049	270,000	203,060
CVS Health Corp 1.75% 8/21/2030	735,000	660,703
CVS Health Corp 3% 8/15/2026	38,000	37,831
CVS Health Corp 3.25% 8/15/2029	250,000	243,251
CVS Health Corp 3.625% 4/1/2027	2,400,000	2,392,719
CVS Health Corp 4.125% 4/1/2040	43,000	37,408
CVS Health Corp 4.3% 3/25/2028	1,000,000	1,005,873
CVS Health Corp 4.78% 3/25/2038	712,000	680,312
CVS Health Corp 5.05% 3/25/2048	250,000	222,926
CVS Health Corp 5.125% 2/21/2030	160,000	165,028
CVS Health Corp 5.125% 7/20/2045	760,000	695,521
CVS Health Corp 5.25% 1/30/2031	330,000	343,936
CVS Health Corp 5.3% 12/5/2043	310,000	292,401
CVS Health Corp 5.3% 6/1/2033	470,000	487,273
CVS Health Corp 5.45% 9/15/2035	470,000	485,438
CVS Health Corp 5.625% 2/21/2053	140,000	133,255
CVS Health Corp 6.05% 6/1/2054	300,000	301,568
CVS Health Corp 6.125% 9/15/2039	100,000	106,172
CVS Health Corp 6.2% 9/15/2055	400,000	410,044
Elevance Health Inc 2.25% 5/15/2030	960,000	889,032
Elevance Health Inc 3.125% 5/15/2050	100,000	66,569
Elevance Health Inc 4% 9/15/2028	1,000,000	1,001,699
Elevance Health Inc 4.101% 3/1/2028	130,000	130,373
Elevance Health Inc 4.55% 3/1/2048	80,000	69,143
Elevance Health Inc 4.625% 5/15/2042	150,000	136,498
Elevance Health Inc 4.65% 1/15/2043	300,000	271,141
Elevance Health Inc 4.75% 2/15/2030	60,000	61,429
Elevance Health Inc 4.75% 2/15/2033	160,000	161,923
Elevance Health Inc 5.1% 1/15/2044	132,000	125,350
Elevance Health Inc 5.2% 2/15/2035	130,000	133,666
Elevance Health Inc 5.5% 10/15/2032	100,000	105,524
Elevance Health Inc 5.65% 6/15/2054	270,000	263,641
Elevance Health Inc 5.7% 2/15/2055	100,000	98,349
Elevance Health Inc 5.7% 9/15/2055	140,000	138,337
Elevance Health Inc 6.1% 10/15/2052	440,000	456,527
Franciscan Missionaries of Our Lady Health System Inc 3.914% 7/1/2049	120,000	93,995
HCA Inc 3.5% 7/15/2051	140,000	96,640
HCA Inc 3.5% 9/1/2030	1,170,000	1,133,456
HCA Inc 4.125% 6/15/2029	242,000	242,237
HCA Inc 5.125% 6/15/2039	100,000	97,530
HCA Inc 5.25% 3/1/2030	60,000	62,272
HCA Inc 5.25% 6/15/2049	120,000	110,013
HCA Inc 5.45% 4/1/2031	1,200,000	1,256,630
HCA Inc 5.45% 9/15/2034	160,000	166,130
HCA Inc 5.5% 6/15/2047	610,000	581,554
HCA Inc 5.6% 4/1/2034	700,000	735,060
HCA Inc 5.7% 11/15/2055	270,000	259,947
HCA Inc 5.75% 3/1/2035	100,000	105,857
HCA Inc 6% 4/1/2054	180,000	180,139
HCA Inc 6.1% 4/1/2064	100,000	100,112
HCA Inc 6.2% 3/1/2055	380,000	390,340
Humana Inc 1.35% 2/3/2027	170,000	165,802
Humana Inc 2.15% 2/3/2032	510,000	445,129
Humana Inc 3.125% 8/15/2029	100,000	96,285
Humana Inc 3.95% 8/15/2049	100,000	73,081
Humana Inc 4.875% 4/1/2030	380,000	385,341
Humana Inc 4.95% 10/1/2044	180,000	156,797
Humana Inc 5.875% 3/1/2033	170,000	177,963
Humana Inc 6% 5/1/2055	120,000	115,616
Icon Investments Six DAC 5.849% 5/8/2029	200,000	204,786
Indiana University Health Inc Obligated Group 2.852% 11/1/2051	200,000	129,582
Integris Baptist Medical Center Inc 3.875% 8/15/2050	104,000	78,955
Kaiser Foundation Hospitals 2.81% 6/1/2041	290,000	220,196
Kaiser Foundation Hospitals 3.266% 11/1/2049	110,000	79,677
Kaiser Foundation Hospitals 4.15% 5/1/2047	460,000	393,177
Laboratory Corp of America Holdings 2.7% 6/1/2031	160,000	148,100
Laboratory Corp of America Holdings 4.8% 10/1/2034	340,000	341,032
Mass General Brigham Inc 3.342% 7/1/2060	220,000	149,808
Mayo Clinic 3.196% 11/15/2061	120,000	79,663
McKesson Corp 4.65% 5/30/2030	60,000	61,420
McKesson Corp 5.1% 7/15/2033	100,000	104,494
McKesson Corp 5.25% 5/30/2035	120,000	125,920
Memorial Sloan-Kettering Cancer Center 2.955% 1/1/2050	160,000	108,810
MyMichigan Health 3.409% 6/1/2050	42,000	30,269
New York and Presbyterian Hospital/The 4.024% 8/1/2045	280,000	238,474
Novant Health Inc 3.168% 11/1/2051	110,000	75,409
NYU Langone Hospitals 3.38% 7/1/2055	180,000	128,107
Orlando Health Obligated Group 3.327% 10/1/2050	68,000	50,823
Orlando Health Obligated Group 5.475% 10/1/2035	90,000	95,733
PeaceHealth Obligated Group 4.335% 11/15/2028	40,000	40,280
PeaceHealth Obligated Group 4.855% 11/15/2032	530,000	541,489
Piedmont Healthcare Inc 2.719% 1/1/2042	150,000	109,523
Providence St Joseph Health Obligated Group 2.7% 10/1/2051	280,000	171,561
Providence St Joseph Health Obligated Group 5.369% 10/1/2032	110,000	115,236
Quest Diagnostics Inc 2.8% 6/30/2031	200,000	186,623
Quest Diagnostics Inc 2.95% 6/30/2030	150,000	143,028
Quest Diagnostics Inc 4.6% 12/15/2027	600,000	607,364
Sabra Health Care LP 3.2% 12/1/2031	100,000	92,481
Sutter Health 3.361% 8/15/2050	170,000	123,313
Sutter Health 5.164% 8/15/2033	160,000	166,648
Sutter Health 5.537% 8/15/2035	1,350,000	1,433,677
Trinity Health Corp 2.632% 12/1/2040	50,000	37,341
Trinity Health Corp 4.125% 12/1/2045	80,000	68,614
UnitedHealth Group Inc 2% 5/15/2030	170,000	156,795
UnitedHealth Group Inc 2.3% 5/15/2031	270,000	246,555
UnitedHealth Group Inc 2.875% 8/15/2029	360,000	347,845
UnitedHealth Group Inc 2.9% 5/15/2050	1,197,000	774,879
UnitedHealth Group Inc 3.05% 5/15/2041	100,000	76,753
UnitedHealth Group Inc 3.25% 5/15/2051	100,000	68,479
UnitedHealth Group Inc 3.375% 4/15/2027	220,000	218,930
UnitedHealth Group Inc 3.45% 1/15/2027	370,000	368,941
UnitedHealth Group Inc 3.7% 8/15/2049	90,000	67,427
UnitedHealth Group Inc 3.85% 6/15/2028	960,000	960,782
UnitedHealth Group Inc 3.875% 8/15/2059	170,000	123,411
UnitedHealth Group Inc 4.25% 1/15/2029	300,000	303,243
UnitedHealth Group Inc 4.45% 12/15/2048	68,000	57,694
UnitedHealth Group Inc 4.65% 1/15/2031	250,000	255,535
UnitedHealth Group Inc 4.75% 7/15/2045	182,000	165,026
UnitedHealth Group Inc 4.8% 1/15/2030	1,430,000	1,470,933
UnitedHealth Group Inc 4.95% 5/15/2062	630,000	549,763
UnitedHealth Group Inc 5.05% 4/15/2053	360,000	327,265
UnitedHealth Group Inc 5.15% 7/15/2034	830,000	857,693
UnitedHealth Group Inc 5.25% 2/15/2028	100,000	102,634
UnitedHealth Group Inc 5.3% 6/15/2035	880,000	918,262
UnitedHealth Group Inc 5.35% 2/15/2033	100,000	104,990
UnitedHealth Group Inc 5.5% 4/15/2064	320,000	303,777
UnitedHealth Group Inc 5.625% 7/15/2054	810,000	799,145
UnitedHealth Group Inc 5.95% 2/15/2041	100,000	106,054
UnitedHealth Group Inc 6.05% 2/15/2063	440,000	453,042
UnitedHealth Group Inc 6.625% 11/15/2037	310,000	352,607
UnitedHealth Group Inc 6.875% 2/15/2038	126,000	146,173
Universal Health Services Inc 2.65% 1/15/2032	140,000	125,285
Universal Health Services Inc 2.65% 10/15/2030	180,000	165,683
West Virginia United Health System Obligated Group 3.129% 6/1/2050	70,000	46,462
		49,546,141
Life Sciences Tools & Services - 0.1%
Agilent Technologies Inc 4.2% 9/9/2027	140,000	140,622
Agilent Technologies Inc 4.75% 9/9/2034	140,000	141,375
Danaher Corp 2.6% 10/1/2050	245,000	151,829
Revvity Inc 2.25% 9/15/2031	100,000	88,979
Revvity Inc 3.3% 9/15/2029	150,000	145,544
Revvity Inc 3.625% 3/15/2051	45,000	32,959
Thermo Fisher Scientific Inc 2.6% 10/1/2029	520,000	498,095
Thermo Fisher Scientific Inc 2.8% 10/15/2041	410,000	308,459
Thermo Fisher Scientific Inc 4.794% 10/7/2035	250,000	252,250
Thermo Fisher Scientific Inc 4.902% 2/12/2036	500,000	508,670
Thermo Fisher Scientific Inc 4.953% 8/10/2026	430,000	431,647
Thermo Fisher Scientific Inc 5.086% 8/10/2033	120,000	125,254
		2,825,683
Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co 1.45% 11/13/2030	800,000	714,629
Bristol-Myers Squibb Co 2.35% 11/13/2040	210,000	151,809
Bristol-Myers Squibb Co 2.55% 11/13/2050	510,000	308,412
Bristol-Myers Squibb Co 3.7% 3/15/2052	230,000	171,824
Bristol-Myers Squibb Co 3.9% 3/15/2062	120,000	88,589
Bristol-Myers Squibb Co 4.125% 6/15/2039	100,000	91,920
Bristol-Myers Squibb Co 4.25% 10/26/2049	100,000	83,189
Bristol-Myers Squibb Co 4.35% 11/15/2047	100,000	85,657
Bristol-Myers Squibb Co 4.55% 2/20/2048	159,000	139,253
Bristol-Myers Squibb Co 5% 8/15/2045	110,000	104,817
Bristol-Myers Squibb Co 5.2% 2/22/2034	780,000	816,393
Bristol-Myers Squibb Co 5.5% 2/22/2044	250,000	255,621
Bristol-Myers Squibb Co 5.55% 2/22/2054	593,000	588,297
Eli Lilly & Co 2.25% 5/15/2050	685,000	401,118
Eli Lilly & Co 3.95% 3/15/2049	220,000	179,952
Eli Lilly & Co 4.15% 3/15/2059	100,000	80,550
Eli Lilly & Co 4.2% 8/14/2029	290,000	293,992
Eli Lilly & Co 4.25% 3/15/2031	1,470,000	1,491,077
Eli Lilly & Co 4.6% 8/14/2034	290,000	294,464
Eli Lilly & Co 4.75% 2/12/2030	100,000	103,335
Eli Lilly & Co 4.875% 2/27/2053	60,000	55,234
Eli Lilly & Co 4.9% 10/15/2035	350,000	358,440
Eli Lilly & Co 4.95% 2/27/2063	210,000	190,892
Eli Lilly & Co 5.1% 2/12/2035	100,000	104,105
Eli Lilly & Co 5.1% 2/9/2064	290,000	269,773
Eli Lilly & Co 5.5% 2/12/2055	250,000	251,842
Eli Lilly & Co 5.6% 2/12/2065	100,000	100,688
GlaxoSmithKline Capital Inc 6.375% 5/15/2038	331,000	377,426
Haleon US Capital LLC 3.375% 3/24/2027	1,140,000	1,134,483
Haleon US Capital LLC 3.625% 3/24/2032	250,000	240,881
Johnson & Johnson 2.1% 9/1/2040	590,000	425,731
Johnson & Johnson 2.25% 9/1/2050	100,000	59,971
Johnson & Johnson 2.45% 9/1/2060	310,000	173,520
Johnson & Johnson 3.4% 1/15/2038	388,000	345,995
Johnson & Johnson 4.5% 12/5/2043	100,000	94,805
Johnson & Johnson 4.9% 6/1/2031	100,000	104,856
Johnson & Johnson 5% 3/1/2035	840,000	884,281
Merck & Co Inc 2.15% 12/10/2031	380,000	343,421
Merck & Co Inc 2.35% 6/24/2040	210,000	154,040
Merck & Co Inc 2.45% 6/24/2050	200,000	120,488
Merck & Co Inc 2.75% 12/10/2051	150,000	94,465
Merck & Co Inc 3.6% 9/15/2042	130,000	107,152
Merck & Co Inc 3.7% 2/10/2045	322,000	260,375
Merck & Co Inc 3.850% 9/15/2027	340,000	341,694
Merck & Co Inc 3.9% 3/7/2039	100,000	90,960
Merck & Co Inc 4.15% 3/15/2031	1,060,000	1,067,218
Merck & Co Inc 4.15% 5/18/2043	100,000	87,803
Merck & Co Inc 4.150% 9/15/2030	380,000	384,150
Merck & Co Inc 4.5% 5/17/2033	400,000	407,642
Merck & Co Inc 4.9% 5/17/2044	300,000	286,247
Merck & Co Inc 5% 5/17/2053	170,000	158,179
Merck & Co Inc 5.55% 12/4/2055	550,000	551,526
Merck & Co Inc 5.700% 9/15/2055	270,000	276,128
Mylan Inc 5.2% 4/15/2048	74,000	61,622
Mylan Inc 5.4% 11/29/2043	170,000	149,848
Novartis Capital Corp 2.2% 8/14/2030	290,000	270,368
Novartis Capital Corp 2.75% 8/14/2050	310,000	203,478
Novartis Capital Corp 3.9% 11/5/2028	400,000	402,021
Novartis Capital Corp 4.1% 11/5/2030	400,000	402,637
Novartis Capital Corp 4.4% 5/6/2044	120,000	109,161
Novartis Capital Corp 4.6% 11/5/2035	270,000	271,357
Novartis Capital Corp 5.3% 11/5/2055	300,000	297,207
Pfizer Inc 2.55% 5/28/2040	120,000	90,055
Pfizer Inc 2.7% 5/28/2050	100,000	64,013
Pfizer Inc 3.45% 3/15/2029	100,000	99,313
Pfizer Inc 3.9% 3/15/2039	70,000	63,059
Pfizer Inc 4% 12/15/2036	190,000	180,176
Pfizer Inc 4% 3/15/2049	300,000	243,570
Pfizer Inc 4.125% 12/15/2046	200,000	167,677
Pfizer Inc 4.2% 11/15/2030	1,700,000	1,717,373
Pfizer Inc 4.3% 6/15/2043	106,000	94,558
Pfizer Inc 4.4% 5/15/2044	110,000	99,974
Pfizer Inc 4.875% 11/15/2035	660,000	672,437
Pfizer Inc 5.6% 11/15/2055	130,000	131,092
Pfizer Inc 7.2% 3/15/2039	230,000	277,845
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2028	500,000	507,360
Pfizer Investment Enterprises Pte Ltd 4.65% 5/19/2030	300,000	307,581
Pfizer Investment Enterprises Pte Ltd 4.75% 5/19/2033	360,000	367,485
Pfizer Investment Enterprises Pte Ltd 5.11% 5/19/2043	200,000	194,636
Pfizer Investment Enterprises Pte Ltd 5.3% 5/19/2053	1,278,000	1,223,655
Pfizer Investment Enterprises Pte Ltd 5.34% 5/19/2063	150,000	140,768
Pharmacia LLC 6.6% 12/1/2028 (d)	190,000	203,620
Royalty Pharma PLC 3.35% 9/2/2051	390,000	263,844
Royalty Pharma PLC 4.450% 3/25/2031	340,000	342,141
Royalty Pharma PLC 5.9% 9/2/2054	100,000	100,461
Utah Acquisition Sub Inc 3.95% 6/15/2026	193,000	192,781
Viatris Inc 2.7% 6/22/2030	528,000	487,538
Viatris Inc 3.85% 6/22/2040	200,000	157,457
Viatris Inc 4% 6/22/2050	70,000	47,939
Wyeth LLC 5.95% 4/1/2037	50,000	54,686
Wyeth LLC 6% 2/15/2036	100,000	109,869
Zoetis Inc 3% 9/12/2027	50,000	49,408
Zoetis Inc 3.9% 8/20/2028	500,000	500,663
Zoetis Inc 3.95% 9/12/2047	290,000	239,376
Zoetis Inc 4.15% 8/17/2028	200,000	201,522
Zoetis Inc 5% 8/17/2035	60,000	61,206
		28,172,146
TOTAL HEALTH CARE		111,641,080
Industrials - 1.5%
Aerospace & Defense - 0.4%
Boeing Co 2.95% 2/1/2030	220,000	210,999
Boeing Co 3.2% 3/1/2029	320,000	312,669
Boeing Co 3.25% 2/1/2035	100,000	89,147
Boeing Co 3.375% 6/15/2046	120,000	86,228
Boeing Co 3.75% 2/1/2050	360,000	267,303
Boeing Co 3.825% 3/1/2059	100,000	70,391
Boeing Co 3.9% 5/1/2049	130,000	99,381
Boeing Co 3.95% 8/1/2059	160,000	114,669
Boeing Co 5.705% 5/1/2040	700,000	728,305
Boeing Co 5.805% 5/1/2050	320,000	321,293
Boeing Co 5.93% 5/1/2060	330,000	330,963
Boeing Co 6.298% 5/1/2029	320,000	341,007
Boeing Co 6.388% 5/1/2031	120,000	131,169
Boeing Co 6.528% 5/1/2034	1,486,000	1,666,069
Boeing Co 6.858% 5/1/2054	430,000	493,136
Boeing Co 6.875% 3/15/2039	160,000	182,827
GE Aerospace 4.25% 5/1/2040	50,000	45,595
GE Aerospace 4.3% 7/29/2030	200,000	203,171
GE Aerospace 4.35% 5/1/2050	170,000	148,879
GE Aerospace 4.5% 3/11/2044	200,000	183,719
GE Aerospace 6.75% 3/15/2032	130,000	148,579
General Dynamics Corp 2.625% 11/15/2027	180,000	177,145
General Dynamics Corp 2.85% 6/1/2041	120,000	92,579
General Dynamics Corp 3.75% 5/15/2028	100,000	100,304
General Dynamics Corp 4.25% 4/1/2040	204,000	189,970
General Dynamics Corp 4.25% 4/1/2050	30,000	26,016
Howmet Aerospace Inc 5.95% 2/1/2037	50,000	54,664
Huntington Ingalls Industries Inc 3.483% 12/1/2027	170,000	168,616
L3Harris Technologies Inc 1.8% 1/15/2031	575,000	514,845
L3Harris Technologies Inc 5.05% 6/1/2029	240,000	247,626
L3Harris Technologies Inc 5.5% 8/15/2054	90,000	89,373
L3Harris Technologies Inc 5.6% 7/31/2053	170,000	171,128
Lockheed Martin Corp 3.6% 3/1/2035	450,000	421,459
Lockheed Martin Corp 3.9% 6/15/2032	160,000	158,980
Lockheed Martin Corp 4.07% 12/15/2042	110,000	96,163
Lockheed Martin Corp 4.09% 9/15/2052	119,000	96,500
Lockheed Martin Corp 4.15% 6/15/2053	150,000	122,643
Lockheed Martin Corp 4.3% 6/15/2062	100,000	81,089
Lockheed Martin Corp 4.7% 5/15/2046	136,000	125,417
Lockheed Martin Corp 4.8% 8/15/2034	390,000	399,220
Lockheed Martin Corp 5% 8/15/2035	380,000	392,710
Lockheed Martin Corp 5.1% 11/15/2027	210,000	214,972
Lockheed Martin Corp 5.2% 2/15/2055	180,000	173,318
Lockheed Martin Corp 5.7% 11/15/2054	100,000	103,293
Lockheed Martin Corp 5.9% 11/15/2063	150,000	158,314
Lockheed Martin Corp 6.15% 9/1/2036	100,000	112,446
Northrop Grumman Corp 3.25% 1/15/2028	100,000	98,961
Northrop Grumman Corp 3.85% 4/15/2045	230,000	187,785
Northrop Grumman Corp 4.03% 10/15/2047	328,000	269,083
Northrop Grumman Corp 4.4% 5/1/2030	410,000	416,120
Northrop Grumman Corp 4.7% 3/15/2033	140,000	143,025
Northrop Grumman Corp 4.75% 6/1/2043	110,000	103,392
Northrop Grumman Corp 5.15% 5/1/2040	150,000	151,783
Northrop Grumman Corp 5.2% 6/1/2054	205,000	195,664
Northrop Grumman Corp 5.25% 5/1/2050	70,000	67,600
RTX Corp 1.9% 9/1/2031	470,000	418,333
RTX Corp 2.25% 7/1/2030	130,000	121,133
RTX Corp 2.82% 9/1/2051	210,000	134,178
RTX Corp 3.75% 11/1/2046	200,000	158,597
RTX Corp 4.125% 11/16/2028	400,000	402,420
RTX Corp 4.15% 5/15/2045	200,000	170,713
RTX Corp 4.35% 4/15/2047	100,000	86,362
RTX Corp 4.45% 11/16/2038	360,000	343,345
RTX Corp 4.5% 6/1/2042	40,000	36,859
RTX Corp 4.875% 10/15/2040	210,000	206,611
RTX Corp 5.15% 2/27/2033	100,000	104,651
RTX Corp 5.375% 2/27/2053	100,000	97,546
RTX Corp 5.7% 4/15/2040	160,000	170,362
RTX Corp 6.1% 3/15/2034	500,000	552,820
RTX Corp 6.125% 7/15/2038	640,000	711,096
RTX Corp 6.4% 3/15/2054	190,000	212,318
		16,225,046
Air Freight & Logistics - 0.1%
FedEx Corp 2.4% 5/15/2031	350,000	321,795
FedEx Corp 3.25% 5/15/2041	310,000	244,385
FedEx Corp 4.05% 2/15/2048	80,000	63,459
FedEx Corp 4.25% 5/15/2030	130,000	131,169
FedEx Corp 4.55% 4/1/2046	490,000	409,801
FedEx Corp 4.95% 10/17/2048	80,000	73,282
FedEx Corp 5.25% 5/15/2050	178,000	170,987
United Parcel Service Inc 3.05% 11/15/2027	150,000	148,710
United Parcel Service Inc 3.4% 11/15/2046	190,000	143,016
United Parcel Service Inc 3.4% 9/1/2049	100,000	72,610
United Parcel Service Inc 3.75% 11/15/2047	160,000	125,995
United Parcel Service Inc 4.45% 4/1/2030	150,000	153,581
United Parcel Service Inc 4.875% 3/3/2033	160,000	166,865
United Parcel Service Inc 5.2% 4/1/2040	100,000	102,697
United Parcel Service Inc 5.25% 5/14/2035	500,000	525,484
United Parcel Service Inc 5.5% 5/22/2054	380,000	376,093
United Parcel Service Inc 5.95% 5/14/2055	350,000	367,552
United Parcel Service Inc 6.2% 1/15/2038	234,000	262,979
		3,860,460
Building Products - 0.1%
Carrier Global Corp 2.493% 2/15/2027	100,000	98,734
Carrier Global Corp 2.722% 2/15/2030	410,000	389,611
Carrier Global Corp 3.377% 4/5/2040	150,000	122,935
Carrier Global Corp 3.577% 4/5/2050	100,000	74,872
Carrier Global Corp 5.9% 3/15/2034	791,000	855,789
Johnson Controls International PLC / Tyco Fire & Security Finance SCA 1.75% 9/15/2030	300,000	272,041
Johnson Controls International PLC / Tyco Fire & Security Finance SCA 2% 9/16/2031	280,000	249,570
Johnson Controls International plc 4.625% 7/2/2044 (f)	170,000	153,605
Masco Corp 1.5% 2/15/2028	100,000	95,401
Masco Corp 2% 2/15/2031	90,000	80,909
Masco Corp 3.125% 2/15/2051	90,000	60,619
Owens Corning 3.4% 8/15/2026	100,000	99,663
Owens Corning 3.875% 6/1/2030	70,000	69,229
Owens Corning 4.3% 7/15/2047	170,000	140,532
Owens Corning 5.7% 6/15/2034	120,000	127,295
Owens Corning 5.95% 6/15/2054	100,000	103,525
Trane Technologies Holdco Inc 3.75% 8/21/2028	240,000	240,559
Trane Technologies Holdco Inc 4.3% 2/21/2048	190,000	164,992
		3,399,881
Commercial Services & Supplies - 0.1%
Republic Services Inc 1.45% 2/15/2031	500,000	441,363
Republic Services Inc 3.95% 5/15/2028	750,000	752,171
Republic Services Inc 5% 12/15/2033	140,000	145,939
Republic Services Inc 5.15% 3/15/2035	250,000	261,170
Republic Services Inc 5.2% 11/15/2034	200,000	209,360
Veralto Corp 5.45% 9/18/2033	110,000	115,917
Waste Connections Inc 3.05% 4/1/2050	420,000	290,099
Waste Management Inc 1.5% 3/15/2031	140,000	123,966
Waste Management Inc 2.5% 11/15/2050	150,000	92,763
Waste Management Inc 2.95% 6/1/2041	130,000	101,055
Waste Management Inc 3.15% 11/15/2027	50,000	49,598
Waste Management Inc 4.15% 4/15/2032	220,000	220,464
Waste Management Inc 4.65% 3/15/2030	140,000	143,701
Waste Management Inc 4.95% 3/15/2035	140,000	144,004
Waste Management Inc 4.95% 7/3/2027	70,000	71,074
Waste Management Inc 4.95% 7/3/2031	70,000	73,035
Waste Management Inc 5.35% 10/15/2054	140,000	138,605
		3,374,284
Electrical Equipment - 0.0%
Emerson Electric Co 1.95% 10/15/2030	40,000	36,661
Emerson Electric Co 2.8% 12/21/2051	220,000	142,725
Emerson Electric Co 5% 3/15/2035	120,000	124,144
Regal Rexnord Corp 6.3% 2/15/2030	290,000	309,652
Regal Rexnord Corp 6.4% 4/15/2033	110,000	119,606
Rockwell Automation Inc 4.2% 3/1/2049	170,000	144,122
		876,910
Ground Transportation - 0.3%
Burlington Northern Santa Fe LLC 2.875% 6/15/2052	280,000	178,839
Burlington Northern Santa Fe LLC 3.05% 2/15/2051	30,000	20,131
Burlington Northern Santa Fe LLC 3.25% 6/15/2027	550,000	547,537
Burlington Northern Santa Fe LLC 3.3% 9/15/2051	350,000	246,156
Burlington Northern Santa Fe LLC 4.05% 6/15/2048	182,000	149,857
Burlington Northern Santa Fe LLC 4.15% 12/15/2048	100,000	83,762
Burlington Northern Santa Fe LLC 4.45% 3/15/2043	151,000	136,562
Burlington Northern Santa Fe LLC 4.9% 4/1/2044	350,000	333,376
Burlington Northern Santa Fe LLC 5.15% 9/1/2043	100,000	98,456
Burlington Northern Santa Fe LLC 5.2% 4/15/2054	340,000	325,073
Burlington Northern Santa Fe LLC 5.5% 3/15/2055	170,000	169,786
Burlington Northern Santa Fe LLC 5.55% 3/15/2056	200,000	200,714
Burlington Northern Santa Fe LLC 5.75% 5/1/2040	100,000	106,690
Burlington Northern Santa Fe LLC 5.8% 3/15/2056	140,000	146,365
Burlington Northern Santa Fe LLC 6.15% 5/1/2037	70,000	78,504
CSX Corp 2.4% 2/15/2030	340,000	320,970
CSX Corp 2.5% 5/15/2051	110,000	66,923
CSX Corp 3.8% 3/1/2028	50,000	50,039
CSX Corp 3.95% 5/1/2050	370,000	292,550
CSX Corp 4.25% 3/15/2029	150,000	151,976
CSX Corp 4.3% 3/1/2048	210,000	178,995
CSX Corp 4.4% 3/1/2043	50,000	45,617
CSX Corp 4.65% 3/1/2068	280,000	234,894
CSX Corp 4.75% 11/15/2048	160,000	144,510
CSX Corp 5.05% 6/15/2035	220,000	226,925
CSX Corp 6.15% 5/1/2037	100,000	111,059
Norfolk Southern Corp 3.05% 5/15/2050	100,000	66,960
Norfolk Southern Corp 3.155% 5/15/2055	100,000	65,698
Norfolk Southern Corp 3.8% 8/1/2028	72,000	71,935
Norfolk Southern Corp 3.95% 10/1/2042	305,000	258,125
Norfolk Southern Corp 4.1% 5/15/2121	200,000	139,514
Norfolk Southern Corp 4.15% 2/28/2048	100,000	82,809
Norfolk Southern Corp 4.55% 6/1/2053	80,000	68,478
Norfolk Southern Corp 4.837% 10/1/2041	370,000	354,392
Norfolk Southern Corp 5.35% 8/1/2054	240,000	231,928
Norfolk Southern Corp 5.55% 3/15/2034	230,000	244,821
Uber Technologies Inc 4.15% 1/15/2031	300,000	298,825
Uber Technologies Inc 4.3% 1/15/2030	110,000	110,614
Uber Technologies Inc 4.8% 9/15/2034	110,000	110,319
Uber Technologies Inc 4.8% 9/15/2035	590,000	587,305
Uber Technologies Inc 5.35% 9/15/2054	110,000	104,896
Union Pacific Corp 2.15% 2/5/2027	120,000	118,250
Union Pacific Corp 2.375% 5/20/2031	540,000	499,048
Union Pacific Corp 2.891% 4/6/2036	390,000	335,618
Union Pacific Corp 2.973% 9/16/2062	100,000	59,980
Union Pacific Corp 3.25% 2/5/2050	270,000	190,015
Union Pacific Corp 3.375% 2/14/2042	150,000	120,397
Union Pacific Corp 3.5% 2/14/2053	100,000	72,248
Union Pacific Corp 3.799% 4/6/2071	330,000	231,732
Union Pacific Corp 3.85% 2/14/2072	230,000	162,173
Union Pacific Corp 3.875% 2/1/2055	80,000	61,230
Union Pacific Corp 4% 4/15/2047	90,000	73,664
Union Pacific Corp 5.1% 2/20/2035	120,000	125,164
Union Pacific Corp 5.15% 1/20/2063	320,000	297,568
Union Pacific Corp 5.6% 12/1/2054	230,000	232,928
		10,022,900
Industrial Conglomerates - 0.1%
3M Co 2.25% 9/19/2026	330,000	327,057
3M Co 2.375% 8/26/2029	270,000	256,433
3M Co 2.875% 10/15/2027	210,000	207,231
3M Co 3.25% 8/26/2049	100,000	70,054
3M Co 3.375% 3/1/2029	110,000	108,289
3M Co 3.7% 4/15/2050	96,000	72,367
3M Co 3.875% 6/15/2044	140,000	115,039
3M Co 4% 9/14/2048	200,000	161,466
3M Co 5.15% 3/15/2035	290,000	299,811
3M Co 5.7% 3/15/2037	100,000	106,879
Honeywell International Inc 1.95% 6/1/2030	100,000	92,235
Honeywell International Inc 2.5% 11/1/2026	580,000	575,257
Honeywell International Inc 2.7% 8/15/2029	210,000	202,112
Honeywell International Inc 4.7% 2/1/2030	110,000	112,984
Honeywell International Inc 4.875% 9/1/2029	120,000	123,876
Honeywell International Inc 4.95% 9/1/2031	170,000	177,657
Honeywell International Inc 5% 2/15/2033	440,000	458,997
Honeywell International Inc 5% 3/1/2035	520,000	536,388
Honeywell International Inc 5.25% 3/1/2054	340,000	327,129
Honeywell International Inc 5.35% 3/1/2064	70,000	67,661
Honeywell International Inc 5.7% 3/15/2037	100,000	108,241
Trane Technologies Financing Ltd 3.8% 3/21/2029	180,000	179,991
Trane Technologies Financing Ltd 5.25% 3/3/2033	80,000	84,583
		4,771,737
Machinery - 0.2%
Caterpillar Financial Services Corp 1.1% 9/14/2027	540,000	520,014
Caterpillar Financial Services Corp 4.1% 8/15/2028	440,000	444,104
Caterpillar Financial Services Corp 4.15% 1/8/2031	300,000	302,475
Caterpillar Inc 2.6% 4/9/2030	210,000	200,222
Caterpillar Inc 3.25% 4/9/2050	130,000	94,591
Caterpillar Inc 3.25% 9/19/2049	170,000	123,808
Caterpillar Inc 3.803% 8/15/2042	200,000	170,965
Caterpillar Inc 5.2% 5/15/2035	290,000	303,807
Caterpillar Inc 5.2% 5/27/2041	300,000	307,329
Caterpillar Inc 5.5% 5/15/2055	100,000	103,508
Caterpillar Inc 6.05% 8/15/2036	100,000	112,782
Cummins Inc 1.5% 9/1/2030	190,000	171,400
Cummins Inc 4.875% 10/1/2043	250,000	242,256
Cummins Inc 5.15% 2/20/2034	120,000	125,176
Cummins Inc 5.3% 5/9/2035	100,000	104,881
Deere & Co 2.875% 9/7/2049	190,000	130,906
Deere & Co 5.7% 1/19/2055	250,000	265,512
Eaton Corp 4.15% 11/2/2042	100,000	88,602
Eaton Corp 4.15% 3/15/2033	730,000	728,577
Illinois Tool Works Inc 3.9% 9/1/2042	100,000	86,379
Ingersoll Rand Inc 5.4% 8/14/2028	220,000	227,467
Ingersoll Rand Inc 5.45% 6/15/2034	80,000	84,020
Ingersoll Rand Inc 5.7% 8/14/2033	670,000	716,986
Otis Worldwide Corp 2.293% 4/5/2027	170,000	167,357
Otis Worldwide Corp 2.565% 2/15/2030	220,000	207,855
Otis Worldwide Corp 3.362% 2/15/2050	200,000	143,849
Otis Worldwide Corp 5.131% 9/4/2035	50,000	51,518
Parker-Hannifin Corp 3.25% 3/1/2027	180,000	179,152
Parker-Hannifin Corp 3.25% 6/14/2029	210,000	205,900
Parker-Hannifin Corp 4% 6/14/2049	160,000	131,264
Parker-Hannifin Corp 4.1% 3/1/2047	150,000	126,417
Parker-Hannifin Corp 4.25% 9/15/2027	170,000	171,069
Stanley Black & Decker Inc 2.75% 11/15/2050	211,000	127,629
Stanley Black & Decker Inc 3% 5/15/2032	190,000	174,640
Stanley Black & Decker Inc 6% 3/6/2028	100,000	103,794
Westinghouse Air Brake Technologies Corp 3.45% 11/15/2026	200,000	199,274
Westinghouse Air Brake Technologies Corp 4.7% 9/15/2028 (f)	200,000	203,120
Westinghouse Air Brake Technologies Corp 5.5% 5/29/2035	150,000	157,856
		8,006,461
Passenger Airlines - 0.0%
American Airlines 2019-1 Class AA Pass Through Trust equipment trust certificate 3.15% 8/15/2033	87,675	83,898
American Airlines 2021-1 Class A Pass Through Trust equipment trust certificate 2.875% 1/11/2036	170,587	157,281
Delta Air Lines Inc 4.95% 7/10/2028	240,000	243,990
Delta Air Lines Inc 5.25% 7/10/2030	120,000	123,746
Southwest Airlines Co 4.375% 11/15/2028	150,000	151,284
Southwest Airlines Co 5.125% 6/15/2027	251,000	253,945
Southwest Airlines Co 5.25% 11/15/2035	90,000	89,264
United Airlines 2023-1 Class A Pass Through Trust equipment trust certificate 5.8% 7/15/2037	236,763	251,217
		1,354,625
Professional Services - 0.1%
Booz Allen Hamilton Inc 5.95% 8/4/2033	180,000	184,653
Leidos Inc 5% 3/15/2036 (b)	400,000	399,062
Leidos Inc 5.75% 3/15/2033	140,000	148,652
Paychex Inc 5.1% 4/15/2030	280,000	285,952
Paychex Inc 5.6% 4/15/2035	400,000	410,059
Verisk Analytics Inc 5.125% 3/15/2036	300,000	299,528
Verisk Analytics Inc 5.25% 3/15/2035	260,000	264,220
		1,992,126
Trading Companies & Distributors - 0.1%
Air Lease Corp 2.1% 9/1/2028	190,000	180,494
Air Lease Corp 2.2% 1/15/2027	140,000	137,876
Air Lease Corp 3.625% 12/1/2027	140,000	139,048
Air Lease Corp 3.75% 6/1/2026	290,000	289,677
Air Lease Corp 4.625% 10/1/2028	350,000	353,035
Air Lease Corp 5.2% 7/15/2031	300,000	307,932
Ferguson Enterprises Inc 5% 10/3/2034	100,000	101,591
GATX Corp 6.05% 3/15/2034	400,000	434,303
GATX Corp 6.9% 5/1/2034	300,000	339,510
WW Grainger Inc 3.75% 5/15/2046	120,000	97,492
WW Grainger Inc 4.45% 9/15/2034	100,000	100,322
		2,481,280
TOTAL INDUSTRIALS		56,365,710
Information Technology - 1.9%
Communications Equipment - 0.0%
Cisco Systems Inc 4.75% 2/24/2030	260,000	268,149
Cisco Systems Inc 4.85% 2/26/2029	300,000	308,948
Cisco Systems Inc 5.05% 2/26/2034	300,000	311,377
Cisco Systems Inc 5.1% 2/24/2035	280,000	290,611
Cisco Systems Inc 5.3% 2/26/2054	140,000	136,201
Cisco Systems Inc 5.35% 2/26/2064	100,000	95,729
Cisco Systems Inc 5.5% 1/15/2040	192,000	201,576
Cisco Systems Inc 5.5% 2/24/2055	130,000	130,678
Cisco Systems Inc 5.9% 2/15/2039	400,000	437,418
Motorola Solutions Inc 2.3% 11/15/2030	330,000	303,610
Motorola Solutions Inc 4.6% 2/23/2028	110,000	111,190
Motorola Solutions Inc 5.2% 8/15/2032	110,000	114,845
Motorola Solutions Inc 5.4% 4/15/2034	230,000	240,401
		2,950,733
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp 2.2% 9/15/2031	140,000	126,925
Amphenol Corp 3.8% 11/15/2027	400,000	400,672
Amphenol Corp 4.125% 11/15/2030	880,000	884,423
Amphenol Corp 4.625% 2/15/2036	250,000	248,469
Amphenol Corp 5.25% 4/5/2034	180,000	188,557
Amphenol Corp 5.3% 11/15/2055	240,000	232,401
Amphenol Corp 5.375% 11/15/2054	88,000	86,750
Corning Inc 3.9% 11/15/2049	70,000	55,278
Corning Inc 4.375% 11/15/2057	110,000	91,927
Corning Inc 5.35% 11/15/2048	400,000	397,480
Corning Inc 5.75% 8/15/2040	100,000	106,129
Dell International LLC / EMC Corp 3.375% 12/15/2041	215,000	166,241
Dell International LLC / EMC Corp 4.15% 2/15/2029	1,100,000	1,103,938
Dell International LLC / EMC Corp 4.9% 10/1/2026	450,000	451,569
Dell International LLC / EMC Corp 5% 4/1/2030	170,000	174,838
Dell International LLC / EMC Corp 5.1% 2/15/2036	100,000	100,368
Dell International LLC / EMC Corp 5.3% 10/1/2029	90,000	93,409
Dell International LLC / EMC Corp 5.5% 4/1/2035	220,000	228,770
Dell International LLC / EMC Corp 5.75% 2/1/2033	110,000	116,810
Dell International LLC / EMC Corp 8.1% 7/15/2036	420,000	510,716
Dell International LLC / EMC Corp 8.35% 7/15/2046	92,000	117,645
Flex Ltd 5.25% 1/15/2032	280,000	287,457
Keysight Technologies Inc 4.95% 10/15/2034	120,000	122,340
Teledyne Technologies Inc 2.25% 4/1/2028	100,000	96,747
Teledyne Technologies Inc 2.75% 4/1/2031	100,000	93,521
Vontier Corp 1.8% 4/1/2026	180,000	179,590
Vontier Corp 2.4% 4/1/2028	70,000	67,592
		6,730,562
IT Services - 0.1%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	430,000	425,498
CDW LLC / CDW Finance Corp 3.569% 12/1/2031	70,000	65,162
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	200,000	203,116
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	140,000	140,909
IBM Corporation 1.7% 5/15/2027	800,000	779,903
IBM Corporation 1.95% 5/15/2030	100,000	91,701
IBM Corporation 2.85% 5/15/2040	110,000	83,214
IBM Corporation 2.95% 5/15/2050	100,000	64,113
IBM Corporation 3.43% 2/9/2052	180,000	123,772
IBM Corporation 3.5% 5/15/2029	520,000	512,679
IBM Corporation 4.15% 5/15/2039	450,000	403,526
IBM Corporation 4.5% 2/6/2028	680,000	688,715
IBM Corporation 4.7% 2/19/2046	204,000	180,851
IBM Corporation 5.2% 2/10/2035	600,000	619,381
IBM Corporation 5.6% 11/30/2039	540,000	562,029
IBM Corporation 5.7% 2/10/2055	200,000	197,020
IBM Corporation 5.8% 2/3/2056	250,000	250,356
IBM Corporation 5.875% 11/29/2032	120,000	130,158
		5,522,103
Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices Inc 4.393% 6/1/2052	70,000	59,971
Analog Devices Inc 1.7% 10/1/2028	150,000	142,516
Analog Devices Inc 2.1% 10/1/2031	380,000	342,085
Analog Devices Inc 2.8% 10/1/2041	150,000	112,973
Analog Devices Inc 2.95% 10/1/2051	160,000	105,831
Applied Materials Inc 1.75% 6/1/2030	170,000	155,313
Applied Materials Inc 2.75% 6/1/2050	190,000	125,635
Applied Materials Inc 3.3% 4/1/2027	190,000	189,303
Applied Materials Inc 4% 1/15/2031	170,000	170,159
Applied Materials Inc 4.35% 4/1/2047	90,000	79,748
Applied Materials Inc 5.1% 10/1/2035	120,000	124,887
Broadcom Inc 2.45% 2/15/2031	160,000	147,895
Broadcom Inc 2.6% 2/15/2033	100,000	89,018
Broadcom Inc 3.137% 11/15/2035 (e)	290,000	253,563
Broadcom Inc 3.187% 11/15/2036 (e)	220,000	189,788
Broadcom Inc 3.419% 4/15/2033	190,000	177,963
Broadcom Inc 3.469% 4/15/2034	230,000	212,821
Broadcom Inc 3.75% 2/15/2051	630,000	485,739
Broadcom Inc 4.15% 11/15/2030	250,000	250,785
Broadcom Inc 4.15% 4/15/2032 (e)	100,000	99,020
Broadcom Inc 4.2% 10/15/2030	1,600,000	1,608,973
Broadcom Inc 4.3% 1/15/2031	1,130,000	1,140,025
Broadcom Inc 4.3% 11/15/2032	410,000	408,581
Broadcom Inc 4.55% 2/15/2032	480,000	486,483
Broadcom Inc 4.6% 7/15/2030	930,000	950,899
Broadcom Inc 4.8% 10/15/2034	480,000	485,337
Broadcom Inc 4.8% 2/15/2036	330,000	330,815
Broadcom Inc 4.9% 2/15/2038	140,000	139,227
Broadcom Inc 4.926% 5/15/2037 (e)	200,000	200,050
Broadcom Inc 4.95% 1/15/2036	350,000	355,127
Broadcom Inc 5% 4/15/2030	292,000	301,928
Broadcom Inc 5.05% 7/12/2029	200,000	206,937
Broadcom Inc 5.7% 1/15/2056	200,000	205,374
Intel Corp 2% 8/12/2031	50,000	44,310
Intel Corp 2.45% 11/15/2029	720,000	678,916
Intel Corp 2.8% 8/12/2041	220,000	156,661
Intel Corp 3.05% 8/12/2051	50,000	31,419
Intel Corp 3.1% 2/15/2060	210,000	120,174
Intel Corp 3.2% 8/12/2061	100,000	58,063
Intel Corp 3.25% 11/15/2049	180,000	117,845
Intel Corp 3.734% 12/8/2047	110,000	79,635
Intel Corp 3.9% 3/25/2030	90,000	88,964
Intel Corp 4.15% 8/5/2032	110,000	107,620
Intel Corp 4.6% 3/25/2040	110,000	100,011
Intel Corp 4.75% 3/25/2050	390,000	325,774
Intel Corp 4.875% 2/10/2028	1,000,000	1,015,847
Intel Corp 5.05% 8/5/2062	470,000	391,210
Intel Corp 5.125% 2/10/2030	600,000	619,368
Intel Corp 5.2% 2/10/2033	740,000	762,979
Intel Corp 5.6% 2/21/2054	330,000	311,651
Intel Corp 5.7% 2/10/2053	140,000	132,964
Intel Corp 5.9% 2/10/2063	190,000	182,814
KLA Corp 3.3% 3/1/2050	110,000	78,111
KLA Corp 4.1% 3/15/2029	160,000	160,962
KLA Corp 4.65% 7/15/2032	450,000	461,498
KLA Corp 5% 3/15/2049	100,000	93,588
KLA Corp 5.25% 7/15/2062	120,000	113,330
Lam Research Corp 2.875% 6/15/2050	150,000	98,991
Lam Research Corp 3.125% 6/15/2060	50,000	31,758
Lam Research Corp 4% 3/15/2029	210,000	210,894
Marvell Technology Inc 1.65% 4/15/2026	230,000	229,333
Marvell Technology Inc 2.45% 4/15/2028	120,000	116,164
Marvell Technology Inc 4.75% 7/15/2030	180,000	183,508
Marvell Technology Inc 5.45% 7/15/2035	100,000	104,103
Marvell Technology Inc 5.95% 9/15/2033	70,000	75,203
Microchip Technology Inc 5.05% 3/15/2029	160,000	164,191
Micron Technology Inc 3.366% 11/1/2041	90,000	71,346
Micron Technology Inc 5.3% 1/15/2031	100,000	105,029
Micron Technology Inc 5.65% 11/1/2032	120,000	127,909
Micron Technology Inc 5.8% 1/15/2035	150,000	160,636
Micron Technology Inc 5.875% 9/15/2033	100,000	107,580
Micron Technology Inc 6.05% 11/1/2035	230,000	249,845
NVIDIA Corp 2% 6/15/2031	480,000	437,562
NVIDIA Corp 3.5% 4/1/2040	90,000	77,602
NVIDIA Corp 3.5% 4/1/2050	277,000	211,433
QUALCOMM Inc 2.15% 5/20/2030	380,000	353,443
QUALCOMM Inc 4.3% 5/20/2047	313,000	265,774
QUALCOMM Inc 4.5% 5/20/2030	320,000	326,378
QUALCOMM Inc 4.5% 5/20/2052	180,000	152,662
QUALCOMM Inc 4.65% 5/20/2035	150,000	151,597
QUALCOMM Inc 4.8% 5/20/2045	130,000	119,995
QUALCOMM Inc 5% 5/20/2035	320,000	328,315
QUALCOMM Inc 6% 5/20/2053	70,000	74,022
Texas Instruments Inc 2.25% 9/4/2029	510,000	484,394
Texas Instruments Inc 2.9% 11/3/2027	160,000	158,127
Texas Instruments Inc 3.875% 3/15/2039	210,000	189,760
Texas Instruments Inc 4.5% 5/23/2030	360,000	367,462
Texas Instruments Inc 4.9% 3/14/2033	270,000	280,502
Texas Instruments Inc 5.05% 5/18/2063	210,000	191,518
Texas Instruments Inc 5.1% 5/23/2035	360,000	374,841
		23,150,360
Software - 0.7%
Adobe Inc 2.15% 2/1/2027	240,000	236,542
Adobe Inc 4.95% 4/4/2034	160,000	164,083
AppLovin Corp 5.125% 12/1/2029	150,000	153,187
AppLovin Corp 5.5% 12/1/2034	300,000	305,845
Autodesk Inc 2.85% 1/15/2030	140,000	133,361
Cadence Design Systems Inc 4.3% 9/10/2029	180,000	181,832
Cadence Design Systems Inc 4.7% 9/10/2034	90,000	90,780
Fortinet Inc 1% 3/15/2026	210,000	209,625
Intuit Inc 5.2% 9/15/2033	150,000	155,561
Intuit Inc 5.5% 9/15/2053	150,000	141,965
Microsoft Corp 2.5% 9/15/2050	230,000	141,971
Microsoft Corp 2.525% 6/1/2050	1,270,000	790,742
Microsoft Corp 2.675% 6/1/2060	200,000	115,792
Microsoft Corp 2.921% 3/17/2052	610,000	406,376
Microsoft Corp 3.041% 3/17/2062	460,000	289,157
Microsoft Corp 3.3% 2/6/2027	1,650,000	1,644,649
Microsoft Corp 3.45% 8/8/2036	1,130,000	1,043,580
Microsoft Corp 3.5% 2/12/2035	180,000	171,072
Microsoft Corp 3.75% 2/12/2045	320,000	267,867
Microsoft Corp 5.3% 2/8/2041	280,000	293,437
Oracle Corp 2.65% 7/15/2026	100,000	99,401
Oracle Corp 2.875% 3/25/2031	820,000	745,275
Oracle Corp 3.25% 11/15/2027	600,000	589,175
Oracle Corp 3.25% 5/15/2030	110,000	103,485
Oracle Corp 3.6% 4/1/2040	610,000	460,974
Oracle Corp 3.6% 4/1/2050	210,000	131,361
Oracle Corp 3.8% 11/15/2037	340,000	279,622
Oracle Corp 3.85% 4/1/2060	650,000	395,424
Oracle Corp 3.9% 5/15/2035	100,000	87,753
Oracle Corp 3.95% 3/25/2051	200,000	132,391
Oracle Corp 4% 11/15/2047	388,000	267,538
Oracle Corp 4.1% 3/25/2061	880,000	563,300
Oracle Corp 4.125% 5/15/2045	110,000	79,449
Oracle Corp 4.2% 9/27/2029	1,300,000	1,284,033
Oracle Corp 4.3% 7/8/2034	100,000	91,684
Oracle Corp 4.375% 5/15/2055	200,000	138,241
Oracle Corp 4.45% 9/26/2030	500,000	490,377
Oracle Corp 4.5% 7/8/2044	120,000	92,552
Oracle Corp 4.55% 2/4/2029	950,000	951,803
Oracle Corp 4.7% 9/27/2034	600,000	563,855
Oracle Corp 4.9% 2/6/2033	260,000	254,174
Oracle Corp 4.95% 2/4/2031	500,000	498,976
Oracle Corp 5.2% 9/26/2035	600,000	579,812
Oracle Corp 5.375% 7/15/2040	270,000	247,009
Oracle Corp 5.375% 9/27/2054	150,000	121,441
Oracle Corp 5.5% 8/3/2035	150,000	148,280
Oracle Corp 5.7% 2/4/2036	680,000	680,381
Oracle Corp 5.875% 9/26/2045	1,185,000	1,073,687
Oracle Corp 5.95% 9/26/2055	200,000	175,999
Oracle Corp 6% 8/3/2055	340,000	299,509
Oracle Corp 6.125% 7/8/2039	114,000	113,182
Oracle Corp 6.125% 8/3/2065	210,000	182,466
Oracle Corp 6.25% 11/9/2032	150,000	158,388
Oracle Corp 6.55% 2/4/2046	500,000	487,226
Oracle Corp 6.7% 2/4/2056	1,120,000	1,086,131
Roper Technologies Inc 1.4% 9/15/2027	60,000	57,705
Roper Technologies Inc 1.75% 2/15/2031	60,000	52,706
Roper Technologies Inc 2% 6/30/2030	400,000	363,201
Roper Technologies Inc 4.9% 10/15/2034	260,000	258,432
Roper Technologies Inc 5.1% 9/15/2035	150,000	149,739
Salesforce Inc 1.5% 7/15/2028	140,000	132,547
Salesforce Inc 1.95% 7/15/2031	100,000	88,926
Salesforce Inc 2.9% 7/15/2051	600,000	367,239
Salesforce Inc 3.7% 4/11/2028	140,000	139,684
Synopsys Inc 4.65% 4/1/2028	700,000	708,916
Synopsys Inc 4.85% 4/1/2030	170,000	174,075
Synopsys Inc 5% 4/1/2032	370,000	381,494
Synopsys Inc 5.15% 4/1/2035	370,000	378,918
Synopsys Inc 5.7% 4/1/2055	280,000	279,838
VMware LLC 1.4% 8/15/2026	690,000	681,840
VMware LLC 4.7% 5/15/2030	100,000	102,239
		24,909,277
Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc 1.7% 8/5/2031	280,000	251,109
Apple Inc 2.05% 9/11/2026	290,000	287,364
Apple Inc 2.375% 2/8/2041	920,000	675,254
Apple Inc 2.4% 8/20/2050	330,000	198,291
Apple Inc 2.55% 8/20/2060	110,000	61,955
Apple Inc 2.65% 2/8/2051	1,140,000	719,376
Apple Inc 2.65% 5/11/2050	330,000	210,256
Apple Inc 2.7% 8/5/2051	190,000	120,838
Apple Inc 2.8% 2/8/2061	590,000	351,149
Apple Inc 2.85% 8/5/2061	490,000	296,556
Apple Inc 2.95% 9/11/2049	180,000	122,937
Apple Inc 3% 11/13/2027	890,000	883,159
Apple Inc 3.35% 2/9/2027	240,000	239,319
Apple Inc 3.75% 11/13/2047	90,000	72,321
Apple Inc 3.75% 9/12/2047	110,000	88,511
Apple Inc 4% 5/10/2028	500,000	504,333
Apple Inc 4.3% 5/10/2033	1,000,000	1,021,945
Apple Inc 4.375% 5/13/2045	510,000	461,515
Apple Inc 4.45% 5/6/2044	100,000	93,067
Apple Inc 4.5% 2/23/2036	110,000	112,593
Apple Inc 4.65% 2/23/2046	201,000	187,238
Hewlett Packard Enterprise Co 1.75% 4/1/2026	180,000	179,657
Hewlett Packard Enterprise Co 4.4% 10/15/2030	240,000	240,317
Hewlett Packard Enterprise Co 4.55% 10/15/2029	270,000	273,229
Hewlett Packard Enterprise Co 5% 10/15/2034	270,000	267,550
Hewlett Packard Enterprise Co 5.25% 7/1/2028	140,000	143,711
Hewlett Packard Enterprise Co 5.6% 10/15/2054	410,000	377,333
Hewlett Packard Enterprise Co 6.2% 10/15/2035 (d)	50,000	54,199
HP Inc 2.65% 6/17/2031	330,000	298,928
HP Inc 3.4% 6/17/2030	250,000	240,407
HP Inc 4.2% 4/15/2032	140,000	136,014
HP Inc 5.4% 4/25/2030	390,000	404,243
HP Inc 5.5% 1/15/2033	100,000	102,749
		9,677,423
TOTAL INFORMATION TECHNOLOGY		72,940,458
Materials - 0.4%
Chemicals - 0.2%
Air Products and Chemicals Inc 2.05% 5/15/2030	40,000	37,079
Air Products and Chemicals Inc 2.7% 5/15/2040	320,000	245,057
Air Products and Chemicals Inc 2.8% 5/15/2050	40,000	26,186
Air Products and Chemicals Inc 4.3% 6/11/2028	90,000	91,111
Air Products and Chemicals Inc 4.8% 3/3/2033	120,000	123,699
Air Products and Chemicals Inc 4.9% 10/11/2032	90,000	93,274
Albemarle Corp 4.65% 6/1/2027	160,000	161,171
Albemarle Corp 5.05% 6/1/2032	130,000	132,391
CF Industries Inc 5.375% 3/15/2044	240,000	230,058
Dow Chemical Co/The 2.1% 11/15/2030	450,000	401,063
Dow Chemical Co/The 3.6% 11/15/2050	290,000	188,581
Dow Chemical Co/The 4.375% 11/15/2042	100,000	79,143
Dow Chemical Co/The 5.15% 2/15/2034	220,000	218,408
Dow Chemical Co/The 5.25% 11/15/2041	130,000	116,632
Dow Chemical Co/The 5.55% 11/30/2048	80,000	70,488
Dow Chemical Co/The 5.65% 3/15/2036	290,000	290,657
Dow Chemical Co/The 6.9% 5/15/2053	240,000	245,728
Dow Chemical Co/The 7.375% 11/1/2029	110,000	120,916
Eastman Chemical Co 4.5% 12/1/2028	406,000	410,477
Eastman Chemical Co 4.8% 9/1/2042	80,000	72,558
Eastman Chemical Co 5.625% 2/20/2034	190,000	198,387
Ecolab Inc 1.3% 1/30/2031	560,000	493,188
Ecolab Inc 2.125% 8/15/2050	150,000	83,962
Ecolab Inc 5% 9/1/2035	150,000	154,874
Ecolab Inc 5.5% 12/8/2041	100,000	105,896
International Flavors & Fragrances Inc 4.45% 9/26/2028	130,000	130,991
International Flavors & Fragrances Inc 5% 9/26/2048	90,000	81,230
Linde Inc/CT 2% 8/10/2050	100,000	54,570
LYB International Finance II BV 3.5% 3/2/2027	680,000	677,398
LYB International Finance III LLC 2.25% 10/1/2030	140,000	126,494
LYB International Finance III LLC 3.375% 10/1/2040	220,000	162,923
LYB International Finance III LLC 3.625% 4/1/2051	110,000	71,817
LYB International Finance III LLC 3.8% 10/1/2060	140,000	88,453
LYB International Finance III LLC 4.2% 5/1/2050	100,000	72,068
LYB International Finance III LLC 5.5% 3/1/2034	130,000	131,016
LYB International Finance III LLC 5.625% 5/15/2033	160,000	163,464
LYB International Finance III LLC 5.875% 1/15/2036	180,000	181,980
LyondellBasell Industries NV 4.625% 2/26/2055	140,000	107,913
Mosaic Co/The 4.05% 11/15/2027	170,000	170,147
Mosaic Co/The 5.45% 11/15/2033	150,000	155,735
Rohm and Haas Co 7.85% 7/15/2029	120,000	133,161
RPM International Inc 2.95% 1/15/2032	70,000	64,360
RPM International Inc 3.75% 3/15/2027	100,000	99,717
RPM International Inc 4.55% 3/1/2029	120,000	121,748
Sherwin-Williams Co/The 2.2% 3/15/2032	140,000	124,270
Sherwin-Williams Co/The 2.95% 8/15/2029	120,000	115,963
Sherwin-Williams Co/The 3.45% 6/1/2027	210,000	208,959
Sherwin-Williams Co/The 3.8% 8/15/2049	80,000	60,994
Sherwin-Williams Co/The 4% 12/15/2042	60,000	50,446
Sherwin-Williams Co/The 4.5% 6/1/2047	200,000	173,431
Sherwin-Williams Co/The 4.8% 9/1/2031	170,000	175,181
Westlake Corp 3.125% 8/15/2051	80,000	49,640
Westlake Corp 3.375% 6/15/2030	210,000	203,070
Westlake Corp 5.55% 11/15/2035	30,000	30,464
Westlake Corp 6.375% 11/15/2055	190,000	190,370
		8,568,957
Construction Materials - 0.1%
Amrize Finance US LLC 5.4% 4/7/2035	550,000	575,165
CRH America Finance Inc 5.4% 5/21/2034	200,000	209,362
CRH America Finance Inc 5.5% 1/9/2035	400,000	421,308
CRH America Finance Inc 5.6% 2/9/2056	100,000	99,960
Martin Marietta Materials Inc 2.4% 7/15/2031	120,000	109,155
Martin Marietta Materials Inc 2.5% 3/15/2030	110,000	103,699
Martin Marietta Materials Inc 4.25% 12/15/2047	120,000	100,685
Martin Marietta Materials Inc 5.15% 12/1/2034	90,000	92,900
Martin Marietta Materials Inc 5.5% 12/1/2054	150,000	147,291
Vulcan Materials Co 4.7% 3/1/2048	120,000	107,507
Vulcan Materials Co 5.35% 12/1/2034	300,000	312,908
		2,279,940
Containers & Packaging - 0.1%
Amcor Flexibles North America Inc 2.69% 5/25/2031	220,000	203,367
Amcor Flexibles North America Inc 5.1% 3/17/2030	670,000	693,444
Amcor Flexibles North America Inc 5.5% 3/17/2035	150,000	157,965
Amcor Group Finance PLC 5.45% 5/23/2029	150,000	156,246
Avery Dennison Corp 2.65% 4/30/2030	140,000	132,005
Avery Dennison Corp 5.75% 3/15/2033	100,000	106,873
International Paper Co 4.4% 8/15/2047	50,000	41,604
International Paper Co 5% 9/15/2035	328,000	329,585
International Paper Co 5.15% 5/15/2046	110,000	101,552
International Paper Co 6% 11/15/2041	70,000	72,825
Packaging Corp of America 5.2% 8/15/2035	50,000	51,265
Packaging Corp of America 5.7% 12/1/2033	250,000	266,542
Sonoco Products Co 5% 9/1/2034	270,000	272,662
WestRock MWV LLC 8.2% 1/15/2030	200,000	228,851
WRKCo Inc 3.9% 6/1/2028	170,000	169,847
WRKCo Inc 4.9% 3/15/2029	140,000	143,267
		3,127,900
Metals & Mining - 0.0%
Freeport-McMoRan Inc 4.375% 8/1/2028	110,000	110,124
Freeport-McMoRan Inc 4.625% 8/1/2030	190,000	192,239
Freeport-McMoRan Inc 5.45% 3/15/2043	300,000	296,816
Newmont Corp 2.6% 7/15/2032	120,000	110,252
Newmont Corp 5.45% 6/9/2044	100,000	101,253
Nucor Corp 2.979% 12/15/2055	110,000	70,256
Nucor Corp 3.125% 4/1/2032	200,000	188,208
Nucor Corp 4.65% 6/1/2030	780,000	798,152
		1,867,300
TOTAL MATERIALS		15,844,097
Real Estate - 0.9%
Diversified REITs - 0.1%
Equinix Europe 2 Financing Corp LLC 4.6% 11/15/2030	200,000	202,382
Equinix Europe 2 Financing Corp LLC 4.7% 3/15/2033 (b)	400,000	401,481
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	310,000	323,502
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031	190,000	183,111
GLP Capital LP / GLP Financing II Inc 5.25% 2/15/2033	200,000	201,462
GLP Capital LP / GLP Financing II Inc 5.625% 3/1/2036	200,000	199,977
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	350,000	356,358
Piedmont Operating Partnership LP 3.15% 8/15/2030	100,000	92,956
Safehold GL Holdings LLC 5.65% 1/15/2035	150,000	156,469
Store Capital LLC 2.7% 12/1/2031	100,000	89,460
Store Capital LLC 4.5% 3/15/2028	200,000	200,739
VICI Properties LP 4.75% 2/15/2028	580,000	585,766
VICI Properties LP 4.95% 2/15/2030	570,000	579,416
VICI Properties LP 5.125% 5/15/2032	140,000	142,006
VICI Properties LP 5.625% 4/1/2035	140,000	144,071
VICI Properties LP 6.125% 4/1/2054	190,000	191,298
WP Carey Inc 2.4% 2/1/2031	140,000	127,750
WP Carey Inc 2.45% 2/1/2032	130,000	116,335
		4,294,539
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc 2% 5/18/2032	370,000	318,001
Alexandria Real Estate Equities Inc 3.375% 8/15/2031	340,000	320,172
Alexandria Real Estate Equities Inc 3.95% 1/15/2027	395,000	394,319
Alexandria Real Estate Equities Inc 4.5% 7/30/2029	100,000	100,778
Alexandria Real Estate Equities Inc 4.85% 4/15/2049	140,000	122,135
Alexandria Real Estate Equities Inc 5.25% 3/15/2036	600,000	600,378
Alexandria Real Estate Equities Inc 5.625% 5/15/2054	150,000	145,112
Healthpeak OP LLC 2.875% 1/15/2031	430,000	402,738
Healthpeak OP LLC 3% 1/15/2030	320,000	306,158
Healthpeak OP LLC 4.75% 1/15/2033	20,000	20,101
Omega Healthcare Investors Inc 3.375% 2/1/2031	110,000	103,808
Omega Healthcare Investors Inc 4.5% 4/1/2027	140,000	140,217
Omega Healthcare Investors Inc 4.75% 1/15/2028	201,000	202,937
Omega Healthcare Investors Inc 5.2% 7/1/2030	90,000	92,303
Ventas Realty LP 2.5% 9/1/2031	150,000	136,489
Ventas Realty LP 4% 3/1/2028	184,000	183,918
Ventas Realty LP 4.875% 4/15/2049	160,000	143,005
Ventas Realty LP 5% 1/15/2035	130,000	131,249
Welltower OP LLC 2.05% 1/15/2029	390,000	370,660
Welltower OP LLC 2.75% 1/15/2032	490,000	452,407
Welltower OP LLC 4.25% 4/15/2028	174,000	175,388
		4,862,273
Industrial REITs - 0.1%
LXP Industrial Trust 6.75% 11/15/2028	33,000	34,960
Prologis LP 1.625% 3/15/2031	150,000	133,545
Prologis LP 1.75% 2/1/2031	340,000	304,300
Prologis LP 2.125% 10/15/2050	100,000	54,936
Prologis LP 2.125% 4/15/2027	170,000	166,925
Prologis LP 2.875% 11/15/2029	370,000	356,624
Prologis LP 4.625% 1/15/2033	100,000	101,487
Prologis LP 4.75% 1/15/2031	370,000	381,727
Prologis LP 4.875% 6/15/2028	100,000	102,360
Prologis LP 5.125% 1/15/2034	100,000	103,653
Prologis LP 5.25% 3/15/2054	270,000	260,126
Prologis LP 5.25% 5/15/2035	230,000	239,620
Prologis LP 5.25% 6/15/2053	100,000	96,741
		2,337,004
Office REITs - 0.0%
Boston Properties LP 2.55% 4/1/2032	160,000	140,645
Boston Properties LP 2.75% 10/1/2026	100,000	99,209
Boston Properties LP 3.25% 1/30/2031	227,000	213,817
Boston Properties LP 3.4% 6/21/2029	230,000	224,001
Boston Properties LP 4.5% 12/1/2028	280,000	282,355
Boston Properties LP 5.75% 1/15/2035	130,000	132,438
COPT Defense Properties LP 2.75% 4/15/2031	200,000	184,700
Highwoods Realty LP 4.125% 3/15/2028	140,000	139,100
Highwoods Realty LP 4.2% 4/15/2029	170,000	168,200
Highwoods Realty LP 7.65% 2/1/2034	50,000	57,010
Kilroy Realty LP 2.65% 11/15/2033	100,000	81,942
Kilroy Realty LP 4.75% 12/15/2028	130,000	130,703
Kilroy Realty LP 5.875% 10/15/2035	40,000	39,432
Kilroy Realty LP 6.25% 1/15/2036	70,000	71,455
		1,965,007
Real Estate Management & Development - 0.1%
Americold Realty Operating Partnership LP 5.6% 5/15/2032	150,000	153,673
CBRE Services Inc 5.1% 6/15/2030	40,000	40,804
CBRE Services Inc 5.5% 4/1/2029	140,000	145,412
CBRE Services Inc 5.95% 8/15/2034	280,000	299,463
Digital Realty Trust LP 3.7% 8/15/2027	370,000	368,542
Essex Portfolio LP 2.65% 3/15/2032	320,000	288,624
Essex Portfolio LP 3% 1/15/2030	230,000	220,336
Essex Portfolio LP 5.375% 4/1/2035	90,000	93,117
Extra Space Storage LP 3.9% 4/1/2029	520,000	517,366
Extra Space Storage LP 4% 6/15/2029	80,000	79,750
Extra Space Storage LP 4.95% 1/15/2033	150,000	152,395
Extra Space Storage LP 5.35% 1/15/2035	130,000	133,796
Extra Space Storage LP 5.4% 2/1/2034	100,000	103,155
Extra Space Storage LP 5.4% 6/15/2035	290,000	299,703
Mid-America Apartments LP 2.875% 9/15/2051	65,000	41,907
Mid-America Apartments LP 4.2% 6/15/2028	260,000	261,795
Mid-America Apartments LP 5% 3/15/2034	50,000	50,929
Tanger Properties LP 3.125% 9/1/2026	100,000	99,417
		3,350,184
Residential REITs - 0.1%
American Homes 4 Rent LP 3.375% 7/15/2051	270,000	182,270
American Homes 4 Rent LP 5.5% 2/1/2034	90,000	92,953
AvalonBay Communities Inc 2.3% 3/1/2030	408,000	382,254
AvalonBay Communities Inc 3.35% 5/15/2027	170,000	169,175
AvalonBay Communities Inc 4.15% 7/1/2047	60,000	50,502
AvalonBay Communities Inc 5.3% 12/7/2033	100,000	105,347
Camden Property Trust 2.8% 5/15/2030	170,000	161,662
Camden Property Trust 3.15% 7/1/2029	190,000	184,965
ERP Operating LP 1.85% 8/1/2031	240,000	214,076
ERP Operating LP 2.5% 2/15/2030	160,000	151,694
ERP Operating LP 3.5% 3/1/2028	160,000	158,938
ERP Operating LP 4.95% 6/15/2032	330,000	340,819
Invitation Homes Operating Partnership LP 2.3% 11/15/2028	170,000	161,851
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	110,000	107,063
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	70,000	70,489
Invitation Homes Operating Partnership LP 5.5% 8/15/2033	160,000	165,373
Sun Communities Operating LP 2.3% 11/1/2028	170,000	162,375
Sun Communities Operating LP 2.7% 7/15/2031	310,000	284,488
UDR Inc 2.1% 6/15/2033	100,000	84,411
UDR Inc 3% 8/15/2031	250,000	234,366
UDR Inc 3.2% 1/15/2030	100,000	97,058
		3,562,129
Retail REITs - 0.2%
Agree LP 2.9% 10/1/2030	100,000	94,557
Agree LP 4.8% 10/1/2032	170,000	173,138
Brixmor Operating Partnership LP 4.05% 7/1/2030	48,000	47,570
Brixmor Operating Partnership LP 4.125% 5/15/2029	44,000	44,075
Brixmor Operating Partnership LP 4.85% 2/15/2033	40,000	40,353
Brixmor Operating Partnership LP 5.5% 2/15/2034	190,000	197,858
Federal Realty OP LP 5.375% 5/1/2028	290,000	297,932
Kimco Realty OP LLC 1.9% 3/1/2028	610,000	587,926
Kimco Realty OP LLC 2.8% 10/1/2026	216,000	214,602
Kimco Realty OP LLC 4.6% 2/1/2033	120,000	121,294
Kimco Realty OP LLC 4.85% 3/1/2035	200,000	202,275
Kite Realty Group LP 5.2% 8/15/2032	100,000	103,114
Kite Realty Group LP 5.5% 3/1/2034	70,000	73,041
NNN REIT Inc 3% 4/15/2052	200,000	128,160
NNN REIT Inc 3.6% 12/15/2026	530,000	528,446
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033	200,000	200,352
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	110,000	110,031
Phillips Edison Grocery Center Operating Partnership I LP 5.25% 8/15/2032	40,000	41,407
Realty Income Corp 2.85% 12/15/2032	338,000	307,961
Realty Income Corp 3% 1/15/2027	640,000	635,546
Realty Income Corp 3.2% 2/15/2031	160,000	152,961
Realty Income Corp 3.25% 1/15/2031	238,000	228,376
Realty Income Corp 4.5% 2/1/2033	400,000	400,821
Realty Income Corp 4.9% 7/15/2033	150,000	153,902
Regency Centers LP 3.7% 6/15/2030	150,000	148,012
Regency Centers LP 4.5% 3/15/2033	120,000	120,041
Regency Centers LP 5.1% 1/15/2035	200,000	204,494
Regency Centers LP 5.25% 1/15/2034	130,000	134,952
Simon Property Group LP 2.2% 2/1/2031	250,000	228,238
Simon Property Group LP 2.65% 2/1/2032	130,000	118,654
Simon Property Group LP 2.65% 7/15/2030	138,000	130,407
Simon Property Group LP 3.375% 12/1/2027	150,000	149,029
Simon Property Group LP 4.25% 10/1/2044	120,000	103,004
Simon Property Group LP 4.25% 11/30/2046	116,000	98,233
Simon Property Group LP 4.3% 1/15/2031	170,000	170,939
Simon Property Group LP 4.375% 10/1/2030	70,000	70,894
Simon Property Group LP 4.75% 3/15/2042	110,000	103,574
Simon Property Group LP 4.75% 9/26/2034	120,000	120,828
Simon Property Group LP 5.125% 10/1/2035	200,000	204,830
Simon Property Group LP 5.85% 3/8/2053	130,000	135,054
Simon Property Group LP 6.25% 1/15/2034	160,000	177,109
Simon Property Group LP 6.65% 1/15/2054	70,000	79,496
		7,583,486
Specialized REITs - 0.2%
American Tower Corp 2.1% 6/15/2030	120,000	110,182
American Tower Corp 2.7% 4/15/2031	360,000	334,281
American Tower Corp 3.1% 6/15/2050	120,000	80,603
American Tower Corp 3.125% 1/15/2027	950,000	942,576
American Tower Corp 3.6% 1/15/2028	70,000	69,489
American Tower Corp 3.7% 10/15/2049	150,000	113,212
American Tower Corp 3.8% 8/15/2029	100,000	99,191
American Tower Corp 4.7% 12/15/2032	250,000	252,877
American Tower Corp 5.25% 7/15/2028	470,000	483,562
American Tower Corp 5.35% 3/15/2035	130,000	134,988
American Tower Corp 5.4% 1/31/2035	30,000	31,243
American Tower Corp 5.65% 3/15/2033	370,000	393,196
Crown Castle Inc 2.25% 1/15/2031	100,000	90,399
Crown Castle Inc 3.25% 1/15/2051	190,000	127,943
Crown Castle Inc 3.3% 7/1/2030	480,000	459,739
Crown Castle Inc 3.65% 9/1/2027	464,000	461,702
Crown Castle Inc 5.1% 5/1/2033	280,000	285,371
Crown Castle Inc 5.2% 9/1/2034	330,000	337,522
CubeSmart LP 3% 2/15/2030	210,000	201,221
EPR Properties 3.75% 8/15/2029	130,000	126,815
EPR Properties 4.5% 6/1/2027	210,000	210,370
EPR Properties 4.75% 12/15/2026	130,000	130,392
Equinix Inc 2.5% 5/15/2031	210,000	191,661
Equinix Inc 3.9% 4/15/2032	640,000	619,838
Public Storage Operating Co 4.375% 7/1/2030	50,000	50,813
Public Storage Operating Co 5% 7/1/2035	30,000	30,895
Public Storage Operating Co 5.1% 8/1/2033	580,000	605,470
Weyerhaeuser Co 4% 11/15/2029	270,000	268,748
Weyerhaeuser Co 4% 4/15/2030	280,000	277,728
Weyerhaeuser Co 6.95% 10/1/2027	150,000	156,851
		7,678,878
TOTAL REAL ESTATE		35,633,500
Utilities - 2.4%
Electric Utilities - 1.9%
AEP Texas Inc 3.45% 5/15/2051	70,000	48,273
AEP Texas Inc 3.8% 10/1/2047	80,000	60,052
AEP Texas Inc 4.15% 5/1/2049	120,000	94,388
AEP Texas Inc 5.25% 5/15/2052	100,000	92,183
AEP Texas Inc 5.7% 5/15/2034	60,000	63,556
AEP Transmission Co LLC 2.75% 8/15/2051	100,000	61,938
AEP Transmission Co LLC 3.65% 4/1/2050	139,000	104,600
AEP Transmission Co LLC 5.375% 6/15/2035	340,000	355,308
AEP Transmission Co LLC 5.4% 3/15/2053	100,000	97,520
Alabama Power Co 1.45% 9/15/2030	800,000	716,118
Alabama Power Co 3% 3/15/2052	170,000	111,597
Alabama Power Co 3.45% 10/1/2049	330,000	240,462
Alabama Power Co 5.85% 11/15/2033	190,000	205,656
American Electric Power Co Inc 2.3% 3/1/2030	120,000	111,989
American Electric Power Co Inc 3.25% 3/1/2050	174,000	119,062
American Electric Power Co Inc 4.3% 12/1/2028	194,000	195,814
American Electric Power Co Inc 5.8% 3/15/2056 (d)	390,000	391,897
American Electric Power Co Inc 6.95% 12/15/2054 (d)	140,000	151,294
Appalachian Power Co 3.7% 5/1/2050	100,000	74,083
Appalachian Power Co 4.5% 8/1/2032	140,000	139,851
Appalachian Power Co 5.65% 4/1/2034	120,000	126,682
Appalachian Power Co 7% 4/1/2038	100,000	114,457
Arizona Public Service Co 2.6% 8/15/2029	160,000	152,486
Arizona Public Service Co 3.35% 5/15/2050	200,000	139,064
Arizona Public Service Co 4.2% 8/15/2048	100,000	81,874
Arizona Public Service Co 5.55% 8/1/2033	160,000	168,428
Arizona Public Service Co 5.7% 8/15/2034	200,000	212,032
Arizona Public Service Co 5.9% 8/15/2055	130,000	133,768
Baltimore Gas and Electric Co 2.9% 6/15/2050	120,000	78,225
Baltimore Gas and Electric Co 3.75% 8/15/2047	210,000	163,434
Baltimore Gas and Electric Co 4.55% 6/1/2052	100,000	86,077
Baltimore Gas and Electric Co 5.3% 6/1/2034	230,000	240,810
Baltimore Gas and Electric Co 5.45% 6/1/2035	220,000	230,886
CenterPoint Energy Houston Electric LLC 2.9% 7/1/2050	100,000	65,510
CenterPoint Energy Houston Electric LLC 3.35% 4/1/2051	70,000	49,855
CenterPoint Energy Houston Electric LLC 4.8% 3/15/2030	250,000	257,897
CenterPoint Energy Houston Electric LLC 4.85% 4/1/2036	600,000	601,855
CenterPoint Energy Houston Electric LLC 4.95% 4/1/2033	330,000	338,304
CenterPoint Energy Houston Electric LLC 4.95% 8/15/2035	130,000	132,069
Cleco Corporate Holdings LLC 4.973% 5/1/2046	50,000	44,339
Commonwealth Edison Co 2.55% 6/15/2026	470,000	468,218
Commonwealth Edison Co 2.75% 9/1/2051	330,000	204,891
Commonwealth Edison Co 3% 3/1/2050	200,000	132,909
Commonwealth Edison Co 3.2% 11/15/2049	120,000	83,245
Commonwealth Edison Co 4% 3/1/2048	208,000	169,129
Commonwealth Edison Co 5.95% 6/1/2055	240,000	250,793
Commonwealth Edison Co 6.45% 1/15/2038	240,000	271,078
Connecticut Light and Power Co/The 4% 4/1/2048	60,000	48,696
Connecticut Light and Power Co/The 4.15% 6/1/2045	160,000	135,250
Connecticut Light and Power Co/The 5.25% 1/15/2053	120,000	115,643
Consolidated Edison Co of New York Inc 3.125% 11/15/2027	1,170,000	1,159,119
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	770,000	751,359
Consolidated Edison Co of New York Inc 3.7% 11/15/2059	240,000	170,127
Consolidated Edison Co of New York Inc 3.85% 6/15/2046	100,000	79,620
Consolidated Edison Co of New York Inc 3.95% 4/1/2050	245,000	194,035
Consolidated Edison Co of New York Inc 4.5% 5/15/2058	220,000	182,967
Consolidated Edison Co of New York Inc 4.65% 12/1/2048	385,000	338,355
Consolidated Edison Co of New York Inc 5.2% 3/1/2033	330,000	345,763
Consolidated Edison Co of New York Inc 5.5% 3/15/2055	100,000	98,116
Consolidated Edison Co of New York Inc 5.7% 6/15/2040	90,000	95,378
Consolidated Edison Co of New York Inc 5.75% 11/15/2055	290,000	294,304
Consolidated Edison Co of New York Inc 6.15% 11/15/2052	150,000	160,396
Consolidated Edison Co of New York Inc 6.2% 6/15/2036	300,000	332,039
Consolidated Edison Co of New York Inc 6.75% 4/1/2038	110,000	127,444
Dayton Power & Light Co/The 3.95% 6/15/2049	55,000	42,464
Dominion Energy South Carolina Inc 2.3% 12/1/2031	230,000	208,434
Dominion Energy South Carolina Inc 5.1% 6/1/2065	60,000	54,738
Dominion Energy South Carolina Inc 5.3% 1/15/2035	150,000	156,668
Dominion Energy South Carolina Inc 5.3% 5/15/2033	100,000	105,346
Dominion Energy South Carolina Inc 6.25% 10/15/2053	50,000	54,150
DTE Electric Co 2.625% 3/1/2031	380,000	356,100
DTE Electric Co 2.95% 3/1/2050	80,000	53,919
DTE Electric Co 3% 3/1/2032	180,000	168,777
DTE Electric Co 3.25% 4/1/2051	240,000	168,872
DTE Electric Co 3.65% 3/1/2052	190,000	143,055
DTE Electric Co 3.95% 3/1/2049	56,000	45,018
DTE Electric Co 4.05% 5/15/2048	100,000	82,373
DTE Electric Co 4.85% 3/1/2036	420,000	422,839
DTE Electric Co 5.2% 3/1/2034	110,000	114,953
DTE Electric Co 5.25% 5/15/2035	100,000	103,856
Duke Energy Carolinas LLC 3.2% 8/15/2049	120,000	84,298
Duke Energy Carolinas LLC 3.7% 12/1/2047	360,000	277,108
Duke Energy Carolinas LLC 3.75% 6/1/2045	150,000	120,235
Duke Energy Carolinas LLC 3.875% 3/15/2046	240,000	193,693
Duke Energy Carolinas LLC 3.95% 3/15/2048	210,000	168,362
Duke Energy Carolinas LLC 4% 9/30/2042	179,000	152,689
Duke Energy Carolinas LLC 4.25% 12/15/2041	130,000	115,845
Duke Energy Carolinas LLC 4.85% 3/15/2030	300,000	310,420
Duke Energy Corp 2.45% 6/1/2030	200,000	187,433
Duke Energy Corp 3.15% 8/15/2027	352,000	348,196
Duke Energy Corp 3.3% 6/15/2041	515,000	401,464
Duke Energy Corp 3.75% 9/1/2046	110,000	84,591
Duke Energy Corp 4.2% 6/15/2049	310,000	246,659
Duke Energy Corp 4.95% 9/15/2035	370,000	370,733
Duke Energy Corp 5% 8/15/2052	100,000	88,620
Duke Energy Corp 5.45% 6/15/2034	140,000	146,918
Duke Energy Corp 5.7% 9/15/2055	180,000	176,473
Duke Energy Corp 6.1% 9/15/2053	50,000	51,723
Duke Energy Corp 6.45% 9/1/2054 (d)	150,000	158,057
Duke Energy Florida LLC 3.2% 1/15/2027	240,000	238,850
Duke Energy Florida LLC 4.2% 12/1/2030	300,000	302,136
Duke Energy Florida LLC 4.2% 7/15/2048	140,000	115,666
Duke Energy Florida LLC 6.2% 11/15/2053	110,000	119,399
Duke Energy Florida LLC 6.35% 9/15/2037	100,000	111,638
Duke Energy Florida LLC 6.4% 6/15/2038	360,000	403,933
Duke Energy Indiana LLC 5.9% 5/15/2055	100,000	103,108
Duke Energy Indiana LLC 6.12% 10/15/2035	70,000	76,573
Duke Energy Indiana LLC 6.35% 8/15/2038	170,000	189,912
Duke Energy Indiana LLC 6.45% 4/1/2039	110,000	123,748
Duke Energy Ohio Inc 2.125% 6/1/2030	210,000	194,432
Duke Energy Ohio Inc 3.65% 2/1/2029	210,000	209,152
Duke Energy Ohio Inc 4.3% 2/1/2049	65,000	54,257
Duke Energy Ohio Inc 5.55% 3/15/2054	50,000	49,720
Duke Energy Progress LLC 2% 8/15/2031	270,000	243,034
Duke Energy Progress LLC 3.45% 3/15/2029	600,000	593,171
Duke Energy Progress LLC 4.1% 5/15/2042	130,000	112,288
Duke Energy Progress LLC 4.15% 12/1/2044	220,000	187,494
Duke Energy Progress LLC 4.2% 8/15/2045	180,000	152,650
Duke Energy Progress LLC 5.25% 3/15/2033	100,000	104,915
Duke Energy Progress LLC 5.55% 3/15/2055	200,000	199,454
Edison International 4.125% 3/15/2028	320,000	318,377
Edison International 6.95% 11/15/2029	70,000	75,319
Entergy Arkansas LLC 3.35% 6/15/2052	100,000	69,366
Entergy Arkansas LLC 4.95% 1/15/2036	500,000	504,702
Entergy Arkansas LLC 5.3% 9/15/2033	70,000	73,520
Entergy Corp 2.4% 6/15/2031	120,000	108,942
Entergy Corp 3.75% 6/15/2050	190,000	140,577
Entergy Louisiana LLC 3.12% 9/1/2027	490,000	486,097
Entergy Louisiana LLC 4% 3/15/2033	190,000	184,876
Entergy Louisiana LLC 4.2% 9/1/2048	200,000	163,828
Entergy Louisiana LLC 5.7% 3/15/2054	350,000	351,155
Entergy Mississippi LLC 5% 9/1/2033	100,000	102,986
Entergy Mississippi LLC 5.8% 4/15/2055	80,000	81,114
Entergy Mississippi LLC 5.85% 6/1/2054	80,000	80,733
Entergy Tex Inc 3.55% 9/30/2049	294,000	213,781
Entergy Tex Inc 5.25% 4/15/2035	60,000	62,266
Evergy Kansas Central Inc 5.25% 3/15/2035	540,000	555,339
Evergy Metro Inc 5.125% 8/15/2035	70,000	71,375
Eversource Energy 1.65% 8/15/2030	100,000	89,384
Eversource Energy 2.55% 3/15/2031	200,000	183,716
Eversource Energy 3.45% 1/15/2050	120,000	85,158
Eversource Energy 4.75% 5/15/2026	270,000	270,371
Eversource Energy 5.45% 3/1/2028	250,000	256,548
Eversource Energy 5.95% 7/15/2034	110,000	117,549
Exelon Corp 3.35% 3/15/2032	190,000	179,553
Exelon Corp 4.05% 4/15/2030	830,000	827,519
Exelon Corp 4.45% 4/15/2046	125,000	106,370
Exelon Corp 4.7% 4/15/2050	110,000	94,699
Exelon Corp 4.95% 3/15/2036	300,000	298,248
Exelon Corp 5.1% 6/15/2045	160,000	149,222
Exelon Corp 5.6% 3/15/2053	100,000	97,057
Exelon Corp 5.875% 3/15/2055	110,000	110,385
FirstEnergy Corp 2.25% 9/1/2030	150,000	137,836
FirstEnergy Corp 4.85% 7/15/2047 (f)	150,000	133,704
Florida Power & Light Co 2.875% 12/4/2051	190,000	122,979
Florida Power & Light Co 3.95% 3/1/2048	160,000	129,506
Florida Power & Light Co 3.99% 3/1/2049	133,000	107,432
Florida Power & Light Co 4.05% 10/1/2044	170,000	144,678
Florida Power & Light Co 4.05% 6/1/2042	210,000	183,284
Florida Power & Light Co 4.125% 2/1/2042	405,000	358,205
Florida Power & Light Co 4.625% 5/15/2030	700,000	718,848
Florida Power & Light Co 4.7% 2/15/2036	400,000	401,180
Florida Power & Light Co 5.3% 6/15/2034	300,000	316,270
Florida Power & Light Co 5.6% 2/15/2066	150,000	149,135
Florida Power & Light Co 5.6% 6/15/2054	130,000	131,658
Florida Power & Light Co 5.625% 4/1/2034	140,000	151,361
Florida Power & Light Co 5.7% 3/15/2055	100,000	102,899
Georgia Power Co 2.65% 9/15/2029	640,000	614,124
Georgia Power Co 4.65% 5/16/2028	170,000	172,764
Georgia Power Co 4.95% 5/17/2033	340,000	351,123
Georgia Power Co 5.2% 3/15/2035	440,000	457,095
Georgia Power Co 5.25% 3/15/2034	100,000	104,448
Georgia Power Co 5.5% 10/1/2055	180,000	177,858
Indiana Michigan Power Co 3.25% 5/1/2051	80,000	54,535
Indiana Michigan Power Co 3.75% 7/1/2047	120,000	92,857
Indiana Michigan Power Co 5.625% 4/1/2053	250,000	250,894
Interstate Power and Light Co 2.3% 6/1/2030	104,000	97,083
Interstate Power and Light Co 4.1% 9/26/2028	260,000	260,972
IPALCO Enterprises Inc 5.75% 4/1/2034	70,000	72,129
ITC Holdings Corp 3.25% 6/30/2026	220,000	219,287
ITC Holdings Corp 5.3% 7/1/2043	35,000	33,799
Jersey Central Power & Light Co 4.4% 1/15/2031 (e)	100,000	100,576
Jersey Central Power & Light Co 5.1% 1/15/2035	120,000	123,247
Kentucky Utilities Co 5.125% 11/1/2040	170,000	169,618
Kentucky Utilities Co 5.85% 8/15/2055	80,000	82,291
Louisville Gas and Electric Co 4.25% 4/1/2049	60,000	49,635
Louisville Gas and Electric Co 5.85% 8/15/2055	50,000	51,290
MidAmerican Energy Co 3.65% 8/1/2048	280,000	214,738
MidAmerican Energy Co 3.95% 8/1/2047	100,000	80,944
MidAmerican Energy Co 4.25% 7/15/2049	100,000	83,619
MidAmerican Energy Co 5.35% 1/15/2034	200,000	210,193
MidAmerican Energy Co 5.5% 11/15/2056	240,000	239,212
MidAmerican Energy Co 5.8% 10/15/2036	110,000	119,562
Mississippi Power Co 3.95% 3/30/2028	120,000	120,275
Mississippi Power Co 4.25% 3/15/2042	50,000	43,857
National Grid USA 5.803% 4/1/2035	60,000	63,766
Nevada Power Co 3.125% 8/1/2050	150,000	100,568
Nevada Power Co 6% 3/15/2054	70,000	72,422
NextEra Energy Capital Holdings Inc 1.875% 1/15/2027	300,000	294,912
NextEra Energy Capital Holdings Inc 2.44% 1/15/2032	400,000	360,828
NextEra Energy Capital Holdings Inc 3% 1/15/2052	110,000	70,657
NextEra Energy Capital Holdings Inc 4.4% 3/1/2031	400,000	404,621
NextEra Energy Capital Holdings Inc 4.9% 2/28/2028	900,000	916,217
NextEra Energy Capital Holdings Inc 5% 7/15/2032	80,000	82,562
NextEra Energy Capital Holdings Inc 5.05% 3/15/2030	180,000	186,595
NextEra Energy Capital Holdings Inc 5.45% 3/15/2035	240,000	249,568
NextEra Energy Capital Holdings Inc 5.55% 3/15/2054	140,000	135,835
NextEra Energy Capital Holdings Inc 5.9% 3/15/2055	220,000	223,692
NextEra Energy Capital Holdings Inc 6.75% 6/15/2054 (d)	580,000	617,069
Northern States Power Co/MN 2.6% 6/1/2051	187,000	117,716
Northern States Power Co/MN 3.2% 4/1/2052	80,000	56,701
Northern States Power Co/MN 5.05% 5/15/2035	550,000	564,961
Northern States Power Co/MN 5.65% 5/15/2055	200,000	203,254
NSTAR Electric Co 3.1% 6/1/2051	100,000	67,502
NSTAR Electric Co 4.95% 9/15/2052	100,000	91,371
NSTAR Electric Co 5.2% 3/1/2035	330,000	339,719
Oglethorpe Power Corp 3.75% 8/1/2050	100,000	73,799
Oglethorpe Power Corp 5.05% 10/1/2048	50,000	45,543
Oglethorpe Power Corp 5.375% 11/1/2040	120,000	121,296
Oglethorpe Power Corp 5.8% 6/1/2054	150,000	151,980
Oglethorpe Power Corp 5.95% 11/1/2039	110,000	117,456
Ohio Edison Co 6.875% 7/15/2036	70,000	80,947
Ohio Power Co 4% 6/1/2049	200,000	156,678
Ohio Power Co 5% 6/1/2033	100,000	102,185
Oncor Electric Delivery Co LLC 3.1% 9/15/2049	100,000	67,428
Oncor Electric Delivery Co LLC 3.75% 4/1/2045	100,000	79,901
Oncor Electric Delivery Co LLC 3.8% 6/1/2049	390,000	298,655
Oncor Electric Delivery Co LLC 4.1% 11/15/2048	100,000	81,320
Oncor Electric Delivery Co LLC 4.55% 9/15/2032	150,000	151,697
Oncor Electric Delivery Co LLC 4.6% 6/1/2052	150,000	128,111
Oncor Electric Delivery Co LLC 5.35% 4/1/2035 (e)	340,000	354,073
Oncor Electric Delivery Co LLC 5.55% 6/15/2054	100,000	99,305
Oncor Electric Delivery Co LLC 5.75% 3/15/2029	230,000	241,361
Oncor Electric Delivery Co LLC 5.8% 4/1/2055 (e)	50,000	51,375
Pacific Gas and Electric Co 2.5% 2/1/2031	445,000	406,859
Pacific Gas and Electric Co 3.3% 8/1/2040	100,000	77,646
Pacific Gas and Electric Co 4.2% 3/1/2029	200,000	200,068
Pacific Gas and Electric Co 4.5% 7/1/2040	130,000	115,410
Pacific Gas and Electric Co 4.55% 7/1/2030	753,000	756,559
Pacific Gas and Electric Co 4.75% 2/15/2044	370,000	321,386
Pacific Gas and Electric Co 4.95% 7/1/2050	230,000	199,123
Pacific Gas and Electric Co 5.05% 10/15/2032	120,000	122,296
Pacific Gas and Electric Co 5.2% 5/1/2036	150,000	150,498
Pacific Gas and Electric Co 5.25% 3/1/2052	230,000	204,848
Pacific Gas and Electric Co 5.8% 5/15/2034	120,000	126,610
Pacific Gas and Electric Co 5.9% 6/15/2032	300,000	317,813
Pacific Gas and Electric Co 6% 5/1/2056	100,000	98,768
Pacific Gas and Electric Co 6% 8/15/2035	230,000	245,067
Pacific Gas and Electric Co 6.1% 1/15/2029	1,210,000	1,270,791
Pacific Gas and Electric Co 6.15% 1/15/2033	100,000	107,456
Pacific Gas and Electric Co 6.15% 3/1/2055	260,000	261,819
Pacific Gas and Electric Co 6.7% 4/1/2053	90,000	97,220
Pacific Gas and Electric Co 6.75% 1/15/2053	490,000	529,477
PacifiCorp 2.9% 6/15/2052	100,000	60,008
PacifiCorp 4.15% 2/15/2050	250,000	189,874
PacifiCorp 5.3% 2/15/2031	110,000	114,216
PacifiCorp 5.35% 12/1/2053	140,000	125,588
PacifiCorp 5.5% 5/15/2054	160,000	146,658
PacifiCorp 5.8% 1/15/2055	270,000	257,188
PacifiCorp 6% 1/15/2039	330,000	338,288
PECO Energy Co 3.7% 9/15/2047	220,000	170,701
PECO Energy Co 4.6% 5/15/2052	210,000	182,109
PECO Energy Co 4.9% 6/15/2033	230,000	236,734
PECO Energy Co 5.65% 9/15/2055	80,000	80,933
PG&E Wildfire Recovery Funding LLC 5.099% 6/1/2054	150,000	143,680
PG&E Wildfire Recovery Funding LLC 5.212% 12/1/2049	260,000	258,344
Potomac Electric Power Co 4.15% 3/15/2043	110,000	94,948
Potomac Electric Power Co 6.5% 11/15/2037	60,000	68,055
PPL Capital Funding Inc 4% 9/15/2047	90,000	67,413
PPL Electric Utilities Corp 3% 10/1/2049	70,000	47,178
PPL Electric Utilities Corp 5% 5/15/2033	100,000	103,309
PPL Electric Utilities Corp 5.25% 5/15/2053	100,000	96,336
PPL Electric Utilities Corp 5.55% 8/15/2055	210,000	211,524
Progress Energy Inc 7.75% 3/1/2031	240,000	276,569
Public Service Co of Colorado 3.2% 3/1/2050	210,000	144,625
Public Service Co of Colorado 5.15% 9/15/2035	220,000	224,634
Public Service Co of Colorado 5.25% 4/1/2053	120,000	112,959
Public Service Co of Colorado 5.35% 5/15/2034	160,000	167,021
Public Service Co of Colorado 5.85% 5/15/2055	240,000	245,436
Public Service Co of Colorado 6.25% 9/1/2037	130,000	143,189
Public Service Co of New Hampshire 5.35% 10/1/2033	140,000	147,739
Public Service Co of Oklahoma 5.2% 1/15/2035	160,000	163,405
Public Service Co of Oklahoma 5.25% 1/15/2033	100,000	103,579
Public Service Electric and Gas Co 2.45% 1/15/2030	80,000	75,683
Public Service Electric and Gas Co 3.15% 1/1/2050	300,000	206,218
Public Service Electric and Gas Co 3.2% 8/1/2049	110,000	77,253
Public Service Electric and Gas Co 3.65% 9/1/2042	130,000	106,354
Public Service Electric and Gas Co 3.7% 5/1/2028	120,000	119,681
Public Service Electric and Gas Co 4.2% 1/1/2031	500,000	503,173
Public Service Electric and Gas Co 4.9% 8/15/2035	200,000	204,019
Public Service Electric and Gas Co 5.2% 8/1/2033	190,000	198,649
Public Service Electric and Gas Co 5.3% 8/1/2054	130,000	126,179
Public Service Electric and Gas Co 5.45% 8/1/2053	170,000	167,867
Public Service Electric and Gas Co 5.5% 3/1/2055	100,000	99,091
Puget Sound Energy Inc 4.223% 6/15/2048	70,000	58,487
Puget Sound Energy Inc 4.3% 5/20/2045	180,000	152,024
Puget Sound Energy Inc 5.33% 6/15/2034	250,000	260,234
Puget Sound Energy Inc 5.598% 9/15/2055	110,000	109,910
Southern California Edison Co 2.95% 2/1/2051	250,000	156,780
Southern California Edison Co 3.65% 2/1/2050	410,000	293,827
Southern California Edison Co 3.65% 6/1/2051	110,000	77,132
Southern California Edison Co 3.9% 3/15/2043	230,000	181,447
Southern California Edison Co 4.05% 3/15/2042	160,000	130,457
Southern California Edison Co 4.125% 3/1/2048	285,000	223,061
Southern California Edison Co 4.65% 10/1/2043	158,000	136,961
Southern California Edison Co 4.9% 6/1/2026	410,000	410,233
Southern California Edison Co 5.15% 6/1/2029	1,000,000	1,028,713
Southern California Edison Co 5.75% 4/15/2054	170,000	163,617
Southern California Edison Co 6.05% 3/15/2039	100,000	104,635
Southern Co/The 3.7% 4/30/2030	150,000	147,721
Southern Co/The 4.4% 7/1/2046	383,000	327,506
Southern Co/The 6.375% 3/15/2055 (d)	40,000	41,849
Southwestern Electric Power Co 3.25% 11/1/2051	65,000	43,227
Southwestern Electric Power Co 3.85% 2/1/2048	70,000	53,428
Southwestern Electric Power Co 5.3% 4/1/2033	190,000	197,005
Southwestern Public Service Co 4.5% 8/15/2041	160,000	144,293
Tampa Electric Co 3.625% 6/15/2050	140,000	104,390
Tampa Electric Co 4.3% 6/15/2048	60,000	50,556
Tampa Electric Co 4.45% 6/15/2049	140,000	118,946
Tampa Electric Co 4.9% 3/1/2029	170,000	174,563
Tampa Electric Co 5.15% 3/1/2035	200,000	205,389
Tucson Electric Power Co 1.5% 8/1/2030	100,000	89,446
Tucson Electric Power Co 5.5% 4/15/2053	90,000	87,493
Union Electric Co 2.625% 3/15/2051	140,000	85,897
Union Electric Co 2.95% 3/15/2030	170,000	163,439
Union Electric Co 3.9% 4/1/2052	120,000	93,352
Union Electric Co 4% 4/1/2048	100,000	80,589
Union Electric Co 4.8% 3/15/2036	100,000	100,222
Union Electric Co 5.125% 3/15/2055	230,000	215,440
Union Electric Co 5.45% 3/15/2053	100,000	98,521
Virginia Electric and Power Co 2.4% 3/30/2032	110,000	99,054
Virginia Electric and Power Co 2.45% 12/15/2050	200,000	115,836
Virginia Electric and Power Co 3.8% 4/1/2028	90,000	89,962
Virginia Electric and Power Co 3.8% 9/15/2047	180,000	139,718
Virginia Electric and Power Co 4.6% 12/1/2048	208,000	178,910
Virginia Electric and Power Co 4.625% 5/15/2052	100,000	85,077
Virginia Electric and Power Co 4.9% 9/15/2035	430,000	431,293
Virginia Electric and Power Co 5% 4/1/2033	100,000	102,765
Virginia Electric and Power Co 5.05% 8/15/2034	300,000	305,957
Virginia Electric and Power Co 5.3% 8/15/2033	240,000	251,027
Virginia Electric and Power Co 5.45% 4/1/2053	80,000	76,890
Virginia Electric and Power Co 5.6% 9/15/2055	240,000	235,203
Virginia Electric and Power Co 5.7% 3/15/2056	260,000	258,201
Virginia Electric and Power Co 6% 5/15/2037	120,000	129,623
Virginia Electric and Power Co 8.875% 11/15/2038	160,000	214,056
Wisconsin Electric Power Co 1.7% 6/15/2028	490,000	467,944
Wisconsin Electric Power Co 5.05% 10/1/2054	110,000	102,394
Wisconsin Power and Light Co 3.95% 9/1/2032	120,000	117,214
Wisconsin Power and Light Co 4.95% 4/1/2033	170,000	174,076
Wisconsin Power and Light Co 6.375% 8/15/2037	60,000	66,699
Wisconsin Public Service Corp 2.85% 12/1/2051	150,000	96,770
Wisconsin Public Service Corp 4.25% 1/15/2031	510,000	514,972
Xcel Energy Inc 3.35% 12/1/2026	316,000	314,570
Xcel Energy Inc 3.4% 6/1/2030	73,000	70,876
Xcel Energy Inc 3.5% 12/1/2049	100,000	72,839
Xcel Energy Inc 5.45% 8/15/2033	70,000	73,076
		68,095,867
Gas Utilities - 0.1%
Atmos Energy Corp 2.85% 2/15/2052	100,000	64,431
Atmos Energy Corp 3.375% 9/15/2049	200,000	143,538
Atmos Energy Corp 4.125% 10/15/2044	210,000	180,536
Atmos Energy Corp 5.45% 1/15/2056	170,000	167,575
Atmos Energy Corp 5.45% 10/15/2032	140,000	149,419
Atmos Energy Corp 5.5% 6/15/2041	100,000	103,450
Atmos Energy Corp 5.9% 11/15/2033	150,000	163,976
CenterPoint Energy Resources Corp 1.75% 10/1/2030	100,000	90,180
CenterPoint Energy Resources Corp 4.4% 7/1/2032	80,000	80,302
CenterPoint Energy Resources Corp 5.4% 3/1/2033	11,000	11,508
CenterPoint Energy Resources Corp 5.4% 7/1/2034	160,000	167,002
Eastern Energy Gas Holdings LLC 5.8% 1/15/2035	300,000	321,781
Eastern Energy Gas Holdings LLC 6.2% 1/15/2055	300,000	318,921
ONE Gas Inc 2% 5/15/2030	260,000	240,319
Piedmont Natural Gas Co Inc 2.5% 3/15/2031	220,000	202,782
Piedmont Natural Gas Co Inc 3.35% 6/1/2050	200,000	139,380
Southern California Gas Co 2.55% 2/1/2030	210,000	199,354
Southern California Gas Co 3.75% 9/15/2042	50,000	40,478
Southern California Gas Co 4.3% 1/15/2049	130,000	107,195
Southern California Gas Co 5.05% 9/1/2034	100,000	102,681
Southern California Gas Co 5.2% 6/1/2033	310,000	322,594
Southern California Gas Co 5.45% 6/15/2035	200,000	210,913
Southern California Gas Co 6% 6/15/2055	250,000	259,392
Southern Co Gas Capital Corp 3.15% 9/30/2051	250,000	165,898
Southern Co Gas Capital Corp 3.95% 10/1/2046	120,000	95,598
Southern Co Gas Capital Corp 4.05% 9/15/2028	200,000	200,585
Southern Co Gas Capital Corp 4.95% 9/15/2034	90,000	91,278
Southern Co Gas Capital Corp 5.75% 9/15/2033	100,000	106,774
Southwest Gas Corp 3.18% 8/15/2051	100,000	67,559
Southwest Gas Corp 5.45% 3/23/2028	165,000	169,566
		4,684,965
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The 2.45% 1/15/2031	230,000	213,278
AES Corp/The 5.45% 6/1/2028	110,000	112,541
AES Corp/The 5.8% 3/15/2032	60,000	62,677
Constellation Energy Generation LLC 4.4% 1/15/2031	140,000	140,956
Constellation Energy Generation LLC 5.6% 6/15/2042	200,000	203,131
Constellation Energy Generation LLC 5.8% 3/1/2033	100,000	107,247
Constellation Energy Generation LLC 5.875% 1/15/2066	120,000	119,745
Constellation Energy Generation LLC 6.125% 1/15/2034	50,000	54,718
Constellation Energy Generation LLC 6.5% 10/1/2053	230,000	253,778
Southern Power Co 4.9% 10/1/2035	129,000	128,533
Southern Power Co 5.25% 7/15/2043	90,000	87,640
		1,484,244
Multi-Utilities - 0.4%
Ameren Corp 3.5% 1/15/2031	250,000	242,563
Ameren Corp 5% 5/15/2036	400,000	400,432
Ameren Corp 5.375% 3/15/2035	100,000	103,258
Ameren Illinois Co 4.5% 3/15/2049	210,000	182,672
Ameren Illinois Co 4.95% 6/1/2033	210,000	216,776
Ameren Illinois Co 5.55% 7/1/2054	160,000	159,586
Berkshire Hathaway Energy Co 1.65% 5/15/2031	160,000	141,551
Berkshire Hathaway Energy Co 2.85% 5/15/2051	390,000	246,251
Berkshire Hathaway Energy Co 3.25% 4/15/2028	450,000	445,500
Berkshire Hathaway Energy Co 3.7% 7/15/2030	300,000	297,071
Berkshire Hathaway Energy Co 4.45% 1/15/2049	100,000	84,318
Berkshire Hathaway Energy Co 4.5% 2/1/2045	180,000	157,611
Berkshire Hathaway Energy Co 4.6% 5/1/2053	100,000	84,852
Berkshire Hathaway Energy Co 5.15% 11/15/2043	75,000	72,880
Berkshire Hathaway Energy Co 5.95% 5/15/2037	120,000	130,782
Berkshire Hathaway Energy Co 6.125% 4/1/2036	110,000	120,670
CenterPoint Energy Inc 2.95% 3/1/2030	105,000	100,700
CenterPoint Energy Inc 6.85% 2/15/2055 (d)	150,000	159,398
CMS Energy Corp 4.75% 6/1/2050 (d)	100,000	98,926
CMS Energy Corp 6.5% 6/1/2055 (d)	150,000	156,762
Consumers Energy Co 2.65% 8/15/2052	115,000	72,019
Consumers Energy Co 3.1% 8/15/2050	200,000	137,658
Consumers Energy Co 4.35% 4/15/2049	210,000	179,674
Consumers Energy Co 4.625% 5/15/2033	160,000	162,167
Dominion Energy Inc 3.375% 4/1/2030	1,720,000	1,673,180
Dominion Energy Inc 4.85% 8/15/2052	380,000	329,150
Dominion Energy Inc 5.25% 8/1/2033	230,000	238,149
Dominion Energy Inc 6% 2/15/2056 (d)	380,000	385,606
Dominion Energy Inc 6.2% 2/15/2056 (d)	60,000	61,083
Dominion Energy Inc 6.625% 5/15/2055 (d)	220,000	228,370
Dominion Energy Inc 7% 6/1/2054 (d)	100,000	108,558
DTE Energy Co 2.85% 10/1/2026	200,000	198,723
DTE Energy Co 3.8% 3/15/2027	90,000	89,123
DTE Energy Co 5.05% 10/1/2035	70,000	70,642
DTE Energy Co 5.2% 4/1/2030	180,000	187,165
DTE Energy Co 5.85% 6/1/2034	150,000	161,340
NiSource Inc 1.7% 2/15/2031	510,000	452,117
NiSource Inc 3.49% 5/15/2027	442,000	439,641
NiSource Inc 3.6% 5/1/2030	990,000	971,120
NiSource Inc 4.375% 5/15/2047	60,000	50,744
NiSource Inc 5% 6/15/2052	70,000	62,078
NiSource Inc 5.85% 4/1/2055	400,000	403,442
NiSource Inc 5.95% 6/15/2041	110,000	115,436
NiSource Inc 6.95% 11/30/2054 (d)	130,000	135,828
Public Service Enterprise Group Inc 1.6% 8/15/2030	100,000	89,699
Public Service Enterprise Group Inc 5.2% 4/1/2029	230,000	237,708
Public Service Enterprise Group Inc 5.85% 11/15/2027	100,000	103,141
Public Service Enterprise Group Inc 6.125% 10/15/2033	50,000	54,178
Puget Energy Inc 4.1% 6/15/2030	253,000	249,715
Puget Energy Inc 5.725% 3/15/2035	50,000	51,733
San Diego Gas & Electric Co 2.95% 8/15/2051	220,000	144,103
San Diego Gas & Electric Co 4.1% 6/15/2049	130,000	104,472
San Diego Gas & Electric Co 4.15% 5/15/2048	220,000	179,699
San Diego Gas & Electric Co 5.35% 4/1/2053	170,000	161,715
Sempra 3.4% 2/1/2028	50,000	49,453
Sempra 3.7% 4/1/2029	170,000	168,211
Sempra 3.8% 2/1/2038	270,000	235,901
Sempra 4% 2/1/2048	136,000	105,562
Sempra 4.125% 4/1/2052 (d)	100,000	98,703
Sempra 6.4% 10/1/2054 (d)	100,000	102,024
Sempra 6.875% 10/1/2054 (d)	250,000	257,518
WEC Energy Group Inc 4.75% 1/15/2028	410,000	416,240
		13,325,347
Water Utilities - 0.0%
American Water Capital Corp 2.3% 6/1/2031	220,000	201,259
American Water Capital Corp 2.95% 9/1/2027	430,000	425,194
American Water Capital Corp 3.45% 5/1/2050	130,000	93,905
American Water Capital Corp 3.75% 9/1/2047	413,000	321,340
American Water Capital Corp 4.3% 12/1/2042	100,000	89,655
American Water Capital Corp 4.3% 9/1/2045	100,000	86,284
American Water Capital Corp 5.15% 3/1/2034	100,000	103,984
		1,321,621
TOTAL UTILITIES		88,912,044
TOTAL UNITED STATES		850,959,254
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,039,683,823)		1,018,225,494

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BP Capital Markets PLC 6.45% (c)(d) (Cost $218,926)	210,000	230,611

U.S. Government Agency - Mortgage Securities - 25.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 25.1%
Fannie Mae 2% 2/1/2038	635,301	592,509
Fannie Mae 2% 2/1/2052	388,512	327,910
Fannie Mae 2% 3/1/2038	217,292	202,452
Fannie Mae 2% 4/1/2052	460,715	387,412
Fannie Mae 2.5% 11/1/2032	113,211	109,529
Fannie Mae 3% 3/1/2050	19,659	18,096
Fannie Mae 5.5% 1/1/2055	1,329,422	1,370,679
Fannie Mae 5.5% 2/1/2055	853,399	868,189
Fannie Mae 5.5% 4/1/2053	706,176	720,809
Fannie Mae 6% 12/1/2054	367,077	376,818
Fannie Mae 6% 12/1/2054	309,323	324,757
Fannie Mae 6% 7/1/2054	25,240	25,907
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	506,399	461,802
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2052	370,100	293,893
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	2,533,045	2,310,362
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	2,705,505	2,148,414
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	998,959	793,264
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	632,303	576,717
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	298,568	272,320
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	129,698	103,276
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	162,744	129,233
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	124,203	98,629
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	340,959	310,932
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	148,980	136,791
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2041	543,805	466,295
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	2,015,549	1,604,936
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2051	255,502	202,891
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	1,213,782	1,110,302
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2052	166,137	131,928
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2052	444,473	352,951
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2037	266,831	243,332
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	915,292	726,825
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	662,426	526,026
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2037	72,063	65,717
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	30,013	23,833
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	280,430	262,154
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	61,106	57,181
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	1,108,973	1,034,275
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	2,010,725	1,683,891
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	248,369	207,920
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	107,080	89,607
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	1,869,672	1,563,428
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	94,575	78,818
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	32,498	27,083
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	77,998	72,988
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	2,252,655	1,885,792
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	1,203,510	1,007,509
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	654,941	548,279
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	5,771,947	4,819,313
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	149,958	125,208
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2031	167,297	160,627
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	2,480,912	2,314,579
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	1,434,387	1,200,786
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	1,424,177	1,192,239
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	8,699,888	7,264,010
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	3,865,544	3,227,554
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	2,525,519	2,122,110
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	851,028	705,251
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	428,618	357,876
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	1,514,737	1,416,021
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	131,848	123,008
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	8,484,262	7,102,532
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,465,265	1,226,177
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,173,197	986,899
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	414,182	347,764
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	52,605	44,038
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,483,651	1,246,663
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,118,453	943,993
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,036,929	871,946
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	2,194,295	2,046,492
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	3,754,612	3,141,970
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	882,860	741,010
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	745,080	627,230
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	319,009	266,956
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	72,422	60,560
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	370,077	310,270
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	75,355	62,800
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	903,464	842,609
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	107,556	100,446
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	24,355	22,768
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2050	140,362	117,678
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	1,074,108	898,174
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	791,450	663,793
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	27,494	22,802
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	399,789	337,928
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2037	2,829,474	2,638,887
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2037	18,201	16,958
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	8,731,919	7,301,670
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	2,408,845	2,014,287
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,639,057	1,370,587
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	4,573,173	3,824,108
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	118,320	110,498
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2037	499,465	465,510
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2052	10,141,243	8,467,476
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2027	6,762	6,683
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2037	608,411	567,620
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	24,980	23,274
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,172,827	982,556
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	345,758	289,665
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	203,049	170,108
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	108,562	91,187
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	4,015,541	3,354,049
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,209,993	1,851,459
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	332,518	278,365
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	54,715	45,787
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2036	670,565	624,768
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2037	811,483	756,824
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2037	765,164	713,146
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	1,847,600	1,659,000
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	1,829,863	1,532,998
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	552,442	462,818
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	68,787	57,627
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	638,374	538,798
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	12,785	11,964
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2036	164,546	153,462
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	1,610,611	1,349,317
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	1,365,499	1,145,677
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	607,858	508,864
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	16,403	13,732
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	14,566	14,106
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	663,031	580,167
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	222,920	193,319
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	9,129,196	7,914,083
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	912,252	790,829
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	332,163	292,934
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	286,800	251,584
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	264,180	232,980
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	179,671	158,452
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2034	96,487	92,712
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	397,255	378,855
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,180,578	1,896,367
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,956,111	1,704,919
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	710,642	629,379
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	400,952	351,719
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	87,220	84,838
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	41,897	40,737
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	119,304	115,610
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	15,297	14,843
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2034	64,972	62,430
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2037	920,065	877,450
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	234,508	204,394
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	21,294	18,460
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	22,032	21,328
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	15,445	14,958
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2034	270,679	260,087
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2034	65,264	62,711
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	2,376,858	2,079,805
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	1,487,427	1,301,533
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	353,546	312,676
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,404,418	1,230,654
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,219,432	1,072,367
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	810,074	706,049
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	468,883	406,474
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	218,524	191,486
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	144,171	124,981
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	46,173	45,483
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2033	14,781	14,313
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2047	73,184	65,090
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	218,979	190,243
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	188,718	166,430
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	19,159	16,675
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	943,922	900,498
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	245,803	234,495
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	509,547	444,592
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	254,124	221,968
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,754,053	2,396,950
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	471,718	408,932
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	66,924	65,739
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2033	21,731	21,037
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2033	17,293	16,708
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2035	147,965	141,504
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	197,569	190,193
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	76,515	73,091
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,554,272	1,356,138
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	835,382	724,191
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	62,679	54,591
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	1,110,193	1,059,119
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	202,628	194,193
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	5,850	5,203
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	31,925	27,696
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	4,342,844	3,809,588
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,575,544	2,247,221
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	740,246	641,486
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	42,749	37,206
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2032	86,173	83,428
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	271,408	260,025
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2036	1,203,386	1,149,153
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	1,692,365	1,476,628
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	686,709	598,311
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	436,143	378,365
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2034	5,361	5,160
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	90,224	86,327
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2037	310,980	296,673
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2038	209,996	200,270
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	485,376	428,659
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	110,826	97,079
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	1,076,577	939,338
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	3,850,187	3,337,720
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	20,884	18,105
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	46,898	45,648
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2032	15,843	15,343
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	328,660	314,464
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	163,444	156,385
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2049	31,636	27,821
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	1,571,501	1,376,573
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2042	1,472,802	1,354,547
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	1,100,705	964,174
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	839,088	727,929
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2052	233,011	202,798
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	31,778	31,592
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	138,073	135,396
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	131,014	125,880
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	199,787	187,372
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	378,949	350,839
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	8,231	7,620
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	597,811	546,367
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	109,966	100,503
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	206,995	188,341
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	10,735	10,584
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	2,893	2,837
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	67,999	66,362
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	43,388	40,662
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	485,092	454,835
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	154,419	143,012
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	185,710	170,193
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	112,090	103,320
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	86,487	79,639
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	21,316	19,535
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	3,156,563	2,856,321
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	83,997	82,385
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	3,593	3,529
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	9,847	9,661
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	80,605	75,607
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	357,335	330,940
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	299,432	280,865
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	89,184	83,722
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	22,777	21,094
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	21,976	20,346
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2048	66,299	61,257
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	84,733	77,653
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	16,568	16,477
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	157,078	154,032
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	27,074	25,381
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	49,977	46,270
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	273,233	249,720
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	79,362	73,177
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	890,199	807,195
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	7,043	6,902
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	1,141,104	1,118,769
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	76,951	75,516
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	28,241	27,526
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	493,999	463,024
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	474,183	444,174
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	70,441	66,022
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	35,459	32,762
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	562,055	513,688
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	3,888,506	3,550,237
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,192,967	1,079,495
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	782,092	709,168
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	70,359	68,957
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2035	4,878	4,754
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	6,229	5,846
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	586,526	540,085
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	300,221	274,292
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	231,512	211,275
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	209,169	192,607
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	138,013	126,956
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	22,667	20,872
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	565,465	511,679
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	221,466	200,817
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	80,014	72,404
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	21,384	19,350
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	103,105	101,262
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	58,613	57,446
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	5,230	5,128
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2035	19,210	18,724
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	154,777	145,091
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	2,019,645	1,894,982
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	188,084	174,132
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	135,969	127,231
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	670,711	629,067
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	620,312	582,586
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	937,033	856,104
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	58,968	54,281
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	507,844	460,174
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	458,754	415,692
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2030	91,744	90,531
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2033	66,187	64,843
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2040	2,067,079	2,009,993
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	221,530	207,741
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	529,158	484,944
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	370,457	338,693
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	2,686,476	2,430,947
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	2,190,831	2,002,300
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	455,082	412,061
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	142,248	128,896
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	11,704	11,465
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	11,415	11,189
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	72,719	70,831
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	72,329	70,588
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	26,321	24,376
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	1,170,424	1,059,096
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	234,242	211,961
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	214,616	194,605
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	222,019	216,743
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	297,893	279,004
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,540,106	2,352,477
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	651,283	594,830
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	70,972	69,637
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	165,749	155,308
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	1,523,847	1,413,569
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	4,135	3,829
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	332,952	305,133
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	324,932	296,970
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	8,494	8,371
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	220,132	206,399
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	292,812	274,645
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	72,093	66,768
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	87,480	81,018
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	217,648	199,463
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	91,951	84,757
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	596,539	539,798
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2052	748,056	676,903
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	23,729	23,436
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	19,351	19,113
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2038	450,865	442,631
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	429,037	415,431
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	17,352	16,629
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	18,522	17,703
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	11,526	11,016
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	73,754	70,423
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	48,737	46,536
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	156,085	147,524
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	469,933	459,736
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	204,684	195,759
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	99,210	94,853
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	160,959	154,444
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	603,933	579,185
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	13,813	13,193
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	12,618	12,048
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	67,211	64,049
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2034	15,920	15,724
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	91,519	87,500
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	830,650	793,135
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	56,869	54,300
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	78,923	78,123
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	151,596	144,749
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2051	4,545,160	4,354,089
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	23,461	23,358
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	21,806	21,653
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	3,095	3,055
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	603,237	583,505
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	240,744	232,976
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	47,658	45,208
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	4,368	4,142
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2028	10,960	10,911
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	8,362	8,277
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	95,041	91,046
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2029	23,988	23,874
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2033	74,368	73,847
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2033	2,463	2,445
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	102,608	101,761
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2045	85,322	81,905
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	722,428	682,351
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2038	441,652	431,704
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	44,152	42,227
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2047	19,100	18,243
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2047	14,768	14,111
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	91,665	87,755
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	1,089,779	1,029,322
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	508,368	480,960
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	358,735	339,283
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	80,818	76,334
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	13,654	13,597
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	8,250	8,216
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2037	316,185	314,539
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	1,032,366	998,568
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	75,707	73,295
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	564,261	541,774
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	155,356	147,708
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	33,025	31,400
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	10,236,924	9,669,021
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2030	28,575	28,447
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	21,135	20,987
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	27,671	27,356
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	13,453	13,316
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	292,377	282,948
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	49,828	47,863
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2048	27,608	26,335
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	408,685	388,312
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	288,055	274,595
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	831,797	785,133
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2032	2,182	2,172
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	38,445	38,128
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	12,067	11,982
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2044	1,951,167	1,885,756
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	613,510	585,994
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2048	18,958	18,084
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2049	41,981	39,888
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2050	1,961,476	1,863,695
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	305,521	289,431
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	491,956	464,357
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	4,713	4,694
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	47,672	47,414
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	366,196	360,256
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	10,851	10,813
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	7,925	7,901
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	4,785	4,770
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	31,326	31,087
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	63,456	62,783
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	131,361	129,230
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	69,586	68,349
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2049	176,399	173,151
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	1,521,500	1,479,964
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	565,631	550,092
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	224,500	218,403
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2054	973,873	947,043
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2033	9,914	10,014
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	225,881	225,012
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	63,404	63,045
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	38,508	38,178
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	2,794	2,743
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2050	313,026	307,459
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	45,804	45,626
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	62,001	61,734
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	32,736	32,453
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	182,483	179,238
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	38,392	37,709
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	7,044	6,914
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2052	341,155	331,890
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	277,103	276,177
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2039	96,290	96,090
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	11,265	11,227
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	53,189	52,952
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	29,896	29,631
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	154,428	153,889
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	8,651	8,575
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	27,861	27,383
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	149,026	146,795
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	4,809	4,718
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2055	246,338	239,552
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	51,887	51,488
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	59,929	59,645
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	578,920	568,625
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	80,783	79,321
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	501,733	492,653
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2055	734,540	714,304
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2055	335,752	326,502
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	280	279
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2029	20,154	20,173
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	2,323,483	2,302,924
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	88,773	87,222
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2053	284,403	276,679
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2055	247,637	240,814
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2035	31,688	31,919
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2041	8,448	8,419
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	59,164	58,611
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	6,471	6,410
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	119,343	117,444
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	156,777	153,940
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	13,724	13,476
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2051	74,843	73,372
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	1,473,550	1,436,754
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	413,220	401,868
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	43,586	42,389
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	2,232,773	2,172,134
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	733,525	718,417
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	431,982	423,490
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	36,703	36,569
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	5,250	5,197
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	60,589	59,606
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	44,721	43,940
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	18,299	17,979
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	172,159	168,936
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2053	985,736	966,357
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2055	921,115	895,738
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	57,557	56,983
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	6,823	6,755
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	24,952	24,516
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	5,000	4,912
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	292,907	287,789
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2050	28,527	28,020
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	535,888	522,004
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2038	242,350	241,162
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	12,895	12,864
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	60,824	60,217
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	13,184	12,953
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	13,944	13,687
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	685,271	674,155
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	68,721	67,993
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	227,169	224,194
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	139,166	136,735
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	17,194	16,888
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	148,857	146,163
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	390,048	381,770
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	28,956	29,085
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	87,110	87,170
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2055	468,190	463,685
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2055	446,784	442,904
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2056	199,678	197,554
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	44,139	44,876
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	8,462	8,468
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2049	19,853	19,867
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	399,142	396,299
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	285,198	282,872
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2054	582,821	577,577
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2038	404,326	407,022
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	13,136	13,130
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2049	111,068	111,110
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2050	92,833	92,781
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	1,749,752	1,737,289
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2054	642,133	636,355
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	2,150,001	2,159,637
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	56,543	56,582
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	42,992	43,022
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	25,677	25,695
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	24,430	24,447
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2050	186,451	186,463
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2054	1,039,297	1,029,621
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2054	186,673	185,401
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	120,412	122,333
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	159,310	159,619
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	11,549	11,557
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2055	1,066,625	1,061,360
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	11,959	12,008
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	136,176	136,270
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	19,341	19,354
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2040	179,304	180,164
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	148,190	148,477
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2053	244,734	242,990
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2054	724,926	718,630
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	23,915	23,962
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2053	43,482	43,145
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	40,593	40,672
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	17,186	17,192
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	592,688	595,345
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	66,555	67,682
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	363,975	364,453
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	105,455	105,758
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	77,789	77,891
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	53,767	53,904
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	35,754	35,801
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	18,952	18,931
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	10,469	10,433
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	50,651	50,670
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2052	198,634	197,219
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	85,086	85,198
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	1,242,988	1,232,580
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	393,865	390,567
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	25,650	26,086
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2052	297,993	295,870
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2053	357,464	354,471
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	41,037	42,124
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	584,704	606,528
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2049	12,857	13,173
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2050	68,433	70,158
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	487,468	493,362
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	135,322	136,451
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2054	593,689	596,791
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	56,108	58,102
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	14,396	14,750
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,060,172	1,073,323
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	427,555	431,255
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	261,271	263,451
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	364,057	373,692
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	20,867	21,420
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	60,591	62,081
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	52,798	54,129
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	647,163	654,361
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	1,546,876	1,558,668
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	1,177,813	1,185,798
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	540,116	543,735
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2055	1,391,539	1,420,107
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	449,629	453,773
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	65,775	67,516
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2055	372,867	374,975
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	138,889	142,391
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	17,925	18,377
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2053	56,897	57,360
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	331,737	334,591
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2049	45,587	46,736
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	984,505	993,641
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	607,516	613,154
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2054	1,747,676	1,759,524
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2055	456,421	458,802
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	480,695	484,961
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	228,127	230,151
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	10,339	10,620
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	22,622	22,832
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2054	318,830	320,693
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	81,604	83,814
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2049	6,522	6,695
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	1,217,530	1,239,862
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	757,742	765,484
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2054	491,505	495,452
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2055	363,221	365,116
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	4,759	4,884
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2049	100,937	103,483
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2055	266,648	268,039
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	54,587	57,087
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	18,344	18,988
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	670,407	686,236
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	569,400	584,446
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	1,702,935	1,760,173
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	130,424	133,503
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	433,161	441,764
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	175,651	179,510
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	16,009	16,753
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2052	218,303	223,252
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2052	69,504	70,853
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2053	946,401	966,085
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	492,990	504,949
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2049	15,004	15,672
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	781,940	799,205
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	647,107	661,779
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	690,373	705,326
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	485,142	494,285
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2056	2,422,739	2,499,817
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2056	1,997,746	2,045,072
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2053	2,516,751	2,593,478
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	768,065	782,540
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	348,682	355,253
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	1,176,585	1,196,553
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2049	18,299	19,114
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	1,636,748	1,667,594
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	806,592	822,801
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2055	199,091	202,469
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2049	11,224	11,675
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	2,310,923	2,349,599
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	1,967,434	2,000,362
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	779,678	805,153
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	319,382	325,743
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	242,207	246,704
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	57,762	58,834
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	523,878	540,177
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	1,894,517	1,926,224
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	99,812	101,482
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,077,135	1,099,538
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	58,673	59,893
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	34,090	34,711
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2040	67,080	70,345
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	381,761	388,377
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	26,462	26,944
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2055	982,789	999,237
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	409,146	420,668
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	866,360	889,986
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	24,010	25,017
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	164,695	173,204
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	25,496	26,243
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	224,210	230,720
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	736,514	758,072
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	32,359	33,362
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	102,754	105,659
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	1,136,259	1,176,975
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	973,795	999,636
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	751,127	771,059
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	736,119	765,717
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	717,465	736,482
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2054	167,322	172,037
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	758,759	778,756
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	562,376	587,273
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	1,000,699	1,026,941
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2055	1,028,757	1,055,735
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2055	903,821	927,240
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2053	280,053	287,856
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	426,542	437,734
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	1,338,632	1,399,568
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	406,431	417,216
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	76,313	78,336
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	24,095	25,247
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	648,199	671,410
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,342,155	1,383,643
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	286,691	300,100
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	250,774	262,659
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	1,495,480	1,558,415
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	24,239	25,346
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	887,486	911,037
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	378,123	396,162
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	26,154	26,848
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	1,608,165	1,667,299
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	1,338,247	1,400,943
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	332,722	341,395
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2055	122,182	125,376
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	36,189	37,616
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	544,099	566,152
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	949,926	986,075
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	115,240	119,910
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2054	24,707	26,012
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2043	326,869	340,526
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2053	485,768	508,879
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	479,318	497,734
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	24,737	26,153
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	24,550	26,015
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	22,249	23,581
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2029	3,672	3,812
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	1,482,259	1,538,375
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	206,515	215,370
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	131,572	137,304
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	37,137	38,738
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	26,370	28,034
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2053	48,450	51,066
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	823,728	878,287
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	673,668	713,025
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	206,066	213,983
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	4,068,102	4,238,069
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	480,400	500,547
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2054	29,269	30,393
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2054	19,574	20,604
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	2,180,894	2,297,814
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	131,100	138,535
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	123,341	131,081
Federal Home Loan Bank 4.5% 12/1/2055	624,009	617,370
Federal Home Loan Bank 5% 1/1/2056	3,863,409	3,927,029
Freddie Mac Gold Pool 1.5% 1/1/2037	33,008	30,101
Freddie Mac Gold Pool 1.5% 10/1/2036	579,936	528,953
Freddie Mac Gold Pool 1.5% 10/1/2041	471,927	405,204
Freddie Mac Gold Pool 1.5% 10/1/2051	676,175	536,944
Freddie Mac Gold Pool 1.5% 10/1/2051	552,166	438,469
Freddie Mac Gold Pool 1.5% 11/1/2036	1,219,800	1,112,566
Freddie Mac Gold Pool 1.5% 11/1/2037	456,999	416,752
Freddie Mac Gold Pool 1.5% 11/1/2040	607,676	526,676
Freddie Mac Gold Pool 1.5% 11/1/2051	97,072	77,084
Freddie Mac Gold Pool 1.5% 2/1/2037	129,438	118,038
Freddie Mac Gold Pool 1.5% 2/1/2042	420,488	362,862
Freddie Mac Gold Pool 1.5% 2/1/2051	256,140	203,558
Freddie Mac Gold Pool 1.5% 2/1/2052	260,245	206,658
Freddie Mac Gold Pool 1.5% 3/1/2037	632,923	577,183
Freddie Mac Gold Pool 1.5% 3/1/2052	458,903	364,410
Freddie Mac Gold Pool 1.5% 6/1/2051	415,133	329,912
Freddie Mac Gold Pool 1.5% 7/1/2036	2,252,245	2,054,247
Freddie Mac Gold Pool 1.5% 7/1/2041	1,221,720	1,051,861
Freddie Mac Gold Pool 1.5% 7/1/2051	826,017	656,448
Freddie Mac Gold Pool 1.5% 9/1/2051	491,364	390,187
Freddie Mac Gold Pool 2% 1/1/2036	16,591	15,510
Freddie Mac Gold Pool 2% 1/1/2037	159,287	148,658
Freddie Mac Gold Pool 2% 1/1/2051	3,082,263	2,579,329
Freddie Mac Gold Pool 2% 1/1/2051	3,007,500	2,516,765
Freddie Mac Gold Pool 2% 1/1/2051	1,559,186	1,304,773
Freddie Mac Gold Pool 2% 1/1/2051	783,254	657,408
Freddie Mac Gold Pool 2% 1/1/2051	706,710	594,266
Freddie Mac Gold Pool 2% 1/1/2051	502,254	422,342
Freddie Mac Gold Pool 2% 1/1/2052	3,367,215	2,806,210
Freddie Mac Gold Pool 2% 1/1/2052	1,895,318	1,600,273
Freddie Mac Gold Pool 2% 1/1/2052	180,490	152,393
Freddie Mac Gold Pool 2% 11/1/2030	26,488	25,650
Freddie Mac Gold Pool 2% 11/1/2035	262,202	245,114
Freddie Mac Gold Pool 2% 11/1/2035	219,543	205,235
Freddie Mac Gold Pool 2% 11/1/2036	255,321	238,442
Freddie Mac Gold Pool 2% 11/1/2050	1,889,328	1,581,636
Freddie Mac Gold Pool 2% 11/1/2050	487,672	410,689
Freddie Mac Gold Pool 2% 11/1/2050	181,926	153,776
Freddie Mac Gold Pool 2% 11/1/2050	128,964	108,526
Freddie Mac Gold Pool 2% 11/1/2051	2,911,546	2,431,009
Freddie Mac Gold Pool 2% 11/1/2051	1,635,620	1,375,380
Freddie Mac Gold Pool 2% 11/1/2051	1,468,055	1,234,476
Freddie Mac Gold Pool 2% 12/1/2035	456,634	426,875
Freddie Mac Gold Pool 2% 12/1/2051	584,894	493,661
Freddie Mac Gold Pool 2% 12/1/2051	343,203	288,597
Freddie Mac Gold Pool 2% 2/1/2036	861,759	805,598
Freddie Mac Gold Pool 2% 2/1/2036	716,690	669,983
Freddie Mac Gold Pool 2% 3/1/2028	97,627	96,029
Freddie Mac Gold Pool 2% 3/1/2037	2,662,278	2,481,705
Freddie Mac Gold Pool 2% 3/1/2051	4,462,379	3,731,462
Freddie Mac Gold Pool 2% 3/1/2051	3,397,870	2,846,624
Freddie Mac Gold Pool 2% 3/1/2051	65,374	55,034
Freddie Mac Gold Pool 2% 3/1/2051	50,783	42,893
Freddie Mac Gold Pool 2% 3/1/2052	785,172	659,754
Freddie Mac Gold Pool 2% 3/1/2052	240,887	201,958
Freddie Mac Gold Pool 2% 3/1/2052	40,015	33,349
Freddie Mac Gold Pool 2% 4/1/2036	1,345,342	1,256,405
Freddie Mac Gold Pool 2% 4/1/2037	885,978	826,300
Freddie Mac Gold Pool 2% 4/1/2042	2,384,553	2,140,717
Freddie Mac Gold Pool 2% 4/1/2051	711,368	589,958
Freddie Mac Gold Pool 2% 4/1/2052	561,169	470,479
Freddie Mac Gold Pool 2% 4/1/2052	297,219	249,558
Freddie Mac Gold Pool 2% 5/1/2051	4,254,576	3,557,696
Freddie Mac Gold Pool 2% 5/1/2051	58,614	49,508
Freddie Mac Gold Pool 2% 5/1/2052	2,433,264	2,046,112
Freddie Mac Gold Pool 2% 6/1/2051	1,601,616	1,347,788
Freddie Mac Gold Pool 2% 6/1/2051	442,242	366,765
Freddie Mac Gold Pool 2% 7/1/2051	2,515,086	2,100,768
Freddie Mac Gold Pool 2% 7/1/2051	1,524,814	1,284,110
Freddie Mac Gold Pool 2% 7/1/2051	714,121	596,482
Freddie Mac Gold Pool 2% 7/1/2051	565,188	479,148
Freddie Mac Gold Pool 2% 8/1/2037	124,546	116,079
Freddie Mac Gold Pool 2% 8/1/2037	124,394	115,937
Freddie Mac Gold Pool 2% 8/1/2050	975,732	821,705
Freddie Mac Gold Pool 2% 8/1/2051	573,326	478,880
Freddie Mac Gold Pool 2% 8/1/2051	97,642	81,740
Freddie Mac Gold Pool 2% 9/1/2035	847,967	793,500
Freddie Mac Gold Pool 2% 9/1/2041	4,175,461	3,728,240
Freddie Mac Gold Pool 2% 9/1/2050	1,639,891	1,373,847
Freddie Mac Gold Pool 2% 9/1/2050	651,289	545,629
Freddie Mac Gold Pool 2% 9/1/2050	41,631	34,877
Freddie Mac Gold Pool 2% 9/1/2051	1,501,724	1,253,871
Freddie Mac Gold Pool 2.5% 1/1/2035	208,882	200,709
Freddie Mac Gold Pool 2.5% 1/1/2050	155,081	135,595
Freddie Mac Gold Pool 2.5% 1/1/2052	4,325,268	3,769,841
Freddie Mac Gold Pool 2.5% 1/1/2052	1,683,519	1,481,536
Freddie Mac Gold Pool 2.5% 1/1/2052	965,643	837,114
Freddie Mac Gold Pool 2.5% 10/1/2034	58,406	56,120
Freddie Mac Gold Pool 2.5% 10/1/2049	83,277	73,234
Freddie Mac Gold Pool 2.5% 10/1/2050	990,034	876,513
Freddie Mac Gold Pool 2.5% 10/1/2050	949,797	831,094
Freddie Mac Gold Pool 2.5% 10/1/2051	3,131,010	2,728,943
Freddie Mac Gold Pool 2.5% 10/1/2051	818,640	709,677
Freddie Mac Gold Pool 2.5% 10/1/2051	24,992	21,665
Freddie Mac Gold Pool 2.5% 11/1/2037	67,175	64,064
Freddie Mac Gold Pool 2.5% 11/1/2049	24,717	21,736
Freddie Mac Gold Pool 2.5% 11/1/2050	838,649	727,548
Freddie Mac Gold Pool 2.5% 11/1/2050	500,955	442,417
Freddie Mac Gold Pool 2.5% 11/1/2050	484,466	420,285
Freddie Mac Gold Pool 2.5% 11/1/2051	1,488,950	1,297,748
Freddie Mac Gold Pool 2.5% 11/1/2051	682,530	591,684
Freddie Mac Gold Pool 2.5% 11/1/2051	608,514	537,028
Freddie Mac Gold Pool 2.5% 12/1/2034	46,775	44,945
Freddie Mac Gold Pool 2.5% 12/1/2049	151,578	133,297
Freddie Mac Gold Pool 2.5% 12/1/2051	1,217,875	1,067,192
Freddie Mac Gold Pool 2.5% 12/1/2051	385,180	334,152
Freddie Mac Gold Pool 2.5% 12/1/2051	336,790	297,015
Freddie Mac Gold Pool 2.5% 2/1/2030	36,148	35,437
Freddie Mac Gold Pool 2.5% 2/1/2033	24,056	23,233
Freddie Mac Gold Pool 2.5% 2/1/2036	35,498	33,921
Freddie Mac Gold Pool 2.5% 2/1/2050	45,654	40,148
Freddie Mac Gold Pool 2.5% 2/1/2052	3,562,739	3,100,779
Freddie Mac Gold Pool 2.5% 2/1/2052	670,618	581,357
Freddie Mac Gold Pool 2.5% 3/1/2033	15,665	15,180
Freddie Mac Gold Pool 2.5% 3/1/2035	186,180	178,604
Freddie Mac Gold Pool 2.5% 3/1/2037	308,749	294,641
Freddie Mac Gold Pool 2.5% 3/1/2050	142,013	124,619
Freddie Mac Gold Pool 2.5% 3/1/2052	2,339,189	2,035,879
Freddie Mac Gold Pool 2.5% 4/1/2033	129,645	125,544
Freddie Mac Gold Pool 2.5% 4/1/2042	764,206	700,388
Freddie Mac Gold Pool 2.5% 4/1/2052	3,605,133	3,142,182
Freddie Mac Gold Pool 2.5% 4/1/2052	949,749	826,600
Freddie Mac Gold Pool 2.5% 4/1/2052	731,356	639,039
Freddie Mac Gold Pool 2.5% 4/1/2052	670,877	591,645
Freddie Mac Gold Pool 2.5% 5/1/2035	246,936	236,579
Freddie Mac Gold Pool 2.5% 5/1/2051	1,677,838	1,463,952
Freddie Mac Gold Pool 2.5% 5/1/2051	636,713	561,914
Freddie Mac Gold Pool 2.5% 5/1/2052	5,271,759	4,635,975
Freddie Mac Gold Pool 2.5% 6/1/2031	3,304	3,224
Freddie Mac Gold Pool 2.5% 7/1/2031	5,615	5,479
Freddie Mac Gold Pool 2.5% 7/1/2035	64,873	62,071
Freddie Mac Gold Pool 2.5% 7/1/2051	1,537,391	1,341,409
Freddie Mac Gold Pool 2.5% 7/1/2051	562,618	490,897
Freddie Mac Gold Pool 2.5% 7/1/2052	1,612,145	1,397,565
Freddie Mac Gold Pool 2.5% 7/1/2052	1,357,168	1,182,888
Freddie Mac Gold Pool 2.5% 8/1/2031	9,479	9,246
Freddie Mac Gold Pool 2.5% 8/1/2032	20,730	20,107
Freddie Mac Gold Pool 2.5% 8/1/2035	217,719	208,315
Freddie Mac Gold Pool 2.5% 8/1/2050	489,619	428,887
Freddie Mac Gold Pool 2.5% 8/1/2050	256,253	224,468
Freddie Mac Gold Pool 2.5% 8/1/2051	6,121,130	5,340,827
Freddie Mac Gold Pool 2.5% 9/1/2034	3,334	3,203
Freddie Mac Gold Pool 2.5% 9/1/2035	218,650	209,001
Freddie Mac Gold Pool 2.5% 9/1/2050	936,585	820,412
Freddie Mac Gold Pool 2.5% 9/1/2051	2,433,172	2,120,718
Freddie Mac Gold Pool 2.5% 9/1/2051	1,177,780	1,026,536
Freddie Mac Gold Pool 3% 1/1/2033	4,470	4,383
Freddie Mac Gold Pool 3% 1/1/2052	743,371	676,381
Freddie Mac Gold Pool 3% 1/1/2053	580,004	525,017
Freddie Mac Gold Pool 3% 10/1/2043	477,829	449,371
Freddie Mac Gold Pool 3% 10/1/2049	456,713	418,553
Freddie Mac Gold Pool 3% 10/1/2050	803,153	733,285
Freddie Mac Gold Pool 3% 10/1/2050	688,760	629,489
Freddie Mac Gold Pool 3% 11/1/2030	20,198	19,996
Freddie Mac Gold Pool 3% 11/1/2034	39,439	38,489
Freddie Mac Gold Pool 3% 12/1/2034	25,474	24,860
Freddie Mac Gold Pool 3% 12/1/2051	574,285	519,661
Freddie Mac Gold Pool 3% 2/1/2029	23,466	23,210
Freddie Mac Gold Pool 3% 2/1/2033	4,365	4,279
Freddie Mac Gold Pool 3% 2/1/2035	92,996	90,641
Freddie Mac Gold Pool 3% 3/1/2033	6,781	6,645
Freddie Mac Gold Pool 3% 3/1/2035	29,132	28,394
Freddie Mac Gold Pool 3% 3/1/2045	56,250	52,393
Freddie Mac Gold Pool 3% 3/1/2047	24,500	22,961
Freddie Mac Gold Pool 3% 4/1/2033	14,783	14,488
Freddie Mac Gold Pool 3% 4/1/2035	14,432	14,067
Freddie Mac Gold Pool 3% 4/1/2045	76,121	70,855
Freddie Mac Gold Pool 3% 4/1/2050	78,697	72,441
Freddie Mac Gold Pool 3% 4/1/2052	866,892	785,519
Freddie Mac Gold Pool 3% 5/1/2029	29,990	29,696
Freddie Mac Gold Pool 3% 5/1/2049	3,066	2,821
Freddie Mac Gold Pool 3% 5/1/2052	828,081	750,351
Freddie Mac Gold Pool 3% 6/1/2051	461,509	420,497
Freddie Mac Gold Pool 3% 7/1/2032	24,271	23,919
Freddie Mac Gold Pool 3% 7/1/2038	1,510,800	1,464,036
Freddie Mac Gold Pool 3% 7/1/2045	24,015	22,331
Freddie Mac Gold Pool 3% 7/1/2047	142,565	132,009
Freddie Mac Gold Pool 3% 7/1/2049	318,424	291,818
Freddie Mac Gold Pool 3% 7/1/2052	421,418	381,334
Freddie Mac Gold Pool 3% 7/1/2052	23,139	20,938
Freddie Mac Gold Pool 3% 8/1/2033	110,304	108,020
Freddie Mac Gold Pool 3% 8/1/2049	76,828	70,408
Freddie Mac Gold Pool 3% 8/1/2050	58,735	53,681
Freddie Mac Gold Pool 3% 8/1/2052	6,229,654	5,720,820
Freddie Mac Gold Pool 3% 8/1/2052	1,060,613	974,314
Freddie Mac Gold Pool 3% 8/1/2052	259,739	235,034
Freddie Mac Gold Pool 3% 9/1/2034	26,286	25,662
Freddie Mac Gold Pool 3.5% 1/1/2050	195,155	185,182
Freddie Mac Gold Pool 3.5% 1/1/2052	120,768	114,144
Freddie Mac Gold Pool 3.5% 10/1/2037	181,016	177,767
Freddie Mac Gold Pool 3.5% 10/1/2043	292,242	282,957
Freddie Mac Gold Pool 3.5% 10/1/2047	111,807	106,758
Freddie Mac Gold Pool 3.5% 11/1/2045	43,343	41,719
Freddie Mac Gold Pool 3.5% 12/1/2033	15,970	15,838
Freddie Mac Gold Pool 3.5% 12/1/2049	413,220	392,104
Freddie Mac Gold Pool 3.5% 2/1/2043	39,127	37,889
Freddie Mac Gold Pool 3.5% 2/1/2048	128,601	122,937
Freddie Mac Gold Pool 3.5% 2/1/2048	6,408	6,126
Freddie Mac Gold Pool 3.5% 3/1/2048	174,189	166,353
Freddie Mac Gold Pool 3.5% 3/1/2048	172,201	164,616
Freddie Mac Gold Pool 3.5% 3/1/2048	54,571	52,219
Freddie Mac Gold Pool 3.5% 3/1/2049	47,286	45,017
Freddie Mac Gold Pool 3.5% 3/1/2050	932,656	894,323
Freddie Mac Gold Pool 3.5% 4/1/2033	11,769	11,686
Freddie Mac Gold Pool 3.5% 5/1/2048	96,018	91,699
Freddie Mac Gold Pool 3.5% 6/1/2034	16,039	15,877
Freddie Mac Gold Pool 3.5% 6/1/2042	184,466	178,872
Freddie Mac Gold Pool 3.5% 6/1/2049	485,141	461,260
Freddie Mac Gold Pool 3.5% 6/1/2052	278,435	262,989
Freddie Mac Gold Pool 3.5% 6/1/2052	243,273	230,158
Freddie Mac Gold Pool 3.5% 7/1/2033	10,084	10,013
Freddie Mac Gold Pool 3.5% 7/1/2046	507,581	488,858
Freddie Mac Gold Pool 3.5% 7/1/2049	173,974	165,410
Freddie Mac Gold Pool 3.5% 7/1/2052	2,252,323	2,123,854
Freddie Mac Gold Pool 3.5% 8/1/2037	95,881	94,400
Freddie Mac Gold Pool 3.5% 8/1/2043	195,763	189,350
Freddie Mac Gold Pool 3.5% 8/1/2046	218,693	209,333
Freddie Mac Gold Pool 3.5% 8/1/2048	127,137	121,417
Freddie Mac Gold Pool 3.5% 8/1/2052	425,251	404,185
Freddie Mac Gold Pool 3.5% 9/1/2033	31,321	31,063
Freddie Mac Gold Pool 3.5% 9/1/2042	54,037	52,319
Freddie Mac Gold Pool 3.5% 9/1/2049	50,543	48,023
Freddie Mac Gold Pool 4% 1/1/2039	177,421	178,534
Freddie Mac Gold Pool 4% 1/1/2041	58,785	58,666
Freddie Mac Gold Pool 4% 1/1/2041	28,896	28,838
Freddie Mac Gold Pool 4% 1/1/2044	36,925	36,655
Freddie Mac Gold Pool 4% 1/1/2047	400,440	396,697
Freddie Mac Gold Pool 4% 1/1/2055	362,876	352,879
Freddie Mac Gold Pool 4% 10/1/2037	239,476	238,975
Freddie Mac Gold Pool 4% 10/1/2042	13,138	13,077
Freddie Mac Gold Pool 4% 10/1/2045	3,412	3,382
Freddie Mac Gold Pool 4% 10/1/2048	37,333	36,669
Freddie Mac Gold Pool 4% 10/1/2049	64,320	63,136
Freddie Mac Gold Pool 4% 10/1/2052	255,072	248,145
Freddie Mac Gold Pool 4% 11/1/2036	67,153	67,195
Freddie Mac Gold Pool 4% 11/1/2037	58,543	58,347
Freddie Mac Gold Pool 4% 11/1/2041	475,623	474,020
Freddie Mac Gold Pool 4% 11/1/2048	189,251	186,099
Freddie Mac Gold Pool 4% 11/1/2052	297,722	289,636
Freddie Mac Gold Pool 4% 12/1/2040	31,292	31,229
Freddie Mac Gold Pool 4% 12/1/2048	200,353	196,790
Freddie Mac Gold Pool 4% 12/1/2048	85,726	84,201
Freddie Mac Gold Pool 4% 12/1/2052	683,360	664,800
Freddie Mac Gold Pool 4% 2/1/2041	38,827	38,755
Freddie Mac Gold Pool 4% 2/1/2041	9,980	9,953
Freddie Mac Gold Pool 4% 2/1/2043	53,881	53,538
Freddie Mac Gold Pool 4% 2/1/2048	3,288	3,235
Freddie Mac Gold Pool 4% 2/1/2055	1,584,852	1,541,190
Freddie Mac Gold Pool 4% 3/1/2053	335,959	326,834
Freddie Mac Gold Pool 4% 4/1/2042	23,665	23,609
Freddie Mac Gold Pool 4% 4/1/2048	830	818
Freddie Mac Gold Pool 4% 4/1/2049	752,969	742,873
Freddie Mac Gold Pool 4% 4/1/2049	583,783	573,219
Freddie Mac Gold Pool 4% 4/1/2053	542,641	531,126
Freddie Mac Gold Pool 4% 4/1/2055	544,610	529,607
Freddie Mac Gold Pool 4% 5/1/2039	75,081	75,552
Freddie Mac Gold Pool 4% 5/1/2045	23,739	23,627
Freddie Mac Gold Pool 4% 5/1/2048	30,092	29,600
Freddie Mac Gold Pool 4% 5/1/2049	267,838	262,991
Freddie Mac Gold Pool 4% 5/1/2052	821,646	799,845
Freddie Mac Gold Pool 4% 5/1/2052	184,720	180,107
Freddie Mac Gold Pool 4% 5/1/2055	416,078	404,616
Freddie Mac Gold Pool 4% 6/1/2034	15,364	15,444
Freddie Mac Gold Pool 4% 6/1/2046	139,454	138,705
Freddie Mac Gold Pool 4% 6/1/2047	2,036,607	1,996,701
Freddie Mac Gold Pool 4% 7/1/2042	10,405	10,382
Freddie Mac Gold Pool 4% 7/1/2045	49,268	49,135
Freddie Mac Gold Pool 4% 7/1/2048	99,215	97,594
Freddie Mac Gold Pool 4% 7/1/2049	103,910	101,997
Freddie Mac Gold Pool 4% 7/1/2052	22,565	21,980
Freddie Mac Gold Pool 4% 8/1/2048	13,038	12,811
Freddie Mac Gold Pool 4% 8/1/2049	68,646	67,382
Freddie Mac Gold Pool 4% 8/1/2052	1,135,442	1,113,120
Freddie Mac Gold Pool 4% 9/1/2040	9,625	9,606
Freddie Mac Gold Pool 4% 9/1/2045	163,195	161,774
Freddie Mac Gold Pool 4% 9/1/2048	231,083	227,046
Freddie Mac Gold Pool 4% 9/1/2048	6,454	6,341
Freddie Mac Gold Pool 4% 9/1/2049	70,459	69,162
Freddie Mac Gold Pool 4% 9/1/2052	322,878	314,209
Freddie Mac Gold Pool 4.5% 1/1/2049	88,120	88,284
Freddie Mac Gold Pool 4.5% 1/1/2049	20,512	20,526
Freddie Mac Gold Pool 4.5% 1/1/2049	2,842	2,844
Freddie Mac Gold Pool 4.5% 1/1/2053	1,595,122	1,590,240
Freddie Mac Gold Pool 4.5% 1/1/2053	291,279	289,113
Freddie Mac Gold Pool 4.5% 10/1/2050	17,561	17,716
Freddie Mac Gold Pool 4.5% 10/1/2052	337,422	335,862
Freddie Mac Gold Pool 4.5% 10/1/2054	1,041,360	1,031,990
Freddie Mac Gold Pool 4.5% 10/1/2055	998,789	988,553
Freddie Mac Gold Pool 4.5% 11/1/2040	716,326	728,452
Freddie Mac Gold Pool 4.5% 11/1/2048	235,422	235,584
Freddie Mac Gold Pool 4.5% 11/1/2048	109,987	110,063
Freddie Mac Gold Pool 4.5% 11/1/2054	150,036	148,639
Freddie Mac Gold Pool 4.5% 12/1/2048	31,246	31,267
Freddie Mac Gold Pool 4.5% 12/1/2054	168,220	166,653
Freddie Mac Gold Pool 4.5% 2/1/2049	10,473	10,480
Freddie Mac Gold Pool 4.5% 2/1/2053	268,721	267,311
Freddie Mac Gold Pool 4.5% 3/1/2049	282,570	282,765
Freddie Mac Gold Pool 4.5% 3/1/2049	174,569	174,316
Freddie Mac Gold Pool 4.5% 3/1/2049	30,040	30,108
Freddie Mac Gold Pool 4.5% 4/1/2050	75,440	75,421
Freddie Mac Gold Pool 4.5% 4/1/2053	365,229	362,400
Freddie Mac Gold Pool 4.5% 5/1/2049	20,215	20,228
Freddie Mac Gold Pool 4.5% 7/1/2041	115,792	117,772
Freddie Mac Gold Pool 4.5% 7/1/2052	123,985	122,996
Freddie Mac Gold Pool 4.5% 8/1/2048	315,675	316,090
Freddie Mac Gold Pool 4.5% 8/1/2052	1,308,545	1,299,224
Freddie Mac Gold Pool 4.5% 8/1/2052	265,134	264,156
Freddie Mac Gold Pool 4.5% 9/1/2048	342,622	342,858
Freddie Mac Gold Pool 4.5% 9/1/2052	1,199,309	1,190,766
Freddie Mac Gold Pool 4.5% 9/1/2052	779,194	773,644
Freddie Mac Gold Pool 4.5% 9/1/2053	161,193	159,843
Freddie Mac Gold Pool 4.5% 9/1/2054	954,655	946,065
Freddie Mac Gold Pool 5% 1/1/2053	31,667	32,001
Freddie Mac Gold Pool 5% 10/1/2053	163,570	165,487
Freddie Mac Gold Pool 5% 10/1/2054	588,653	592,092
Freddie Mac Gold Pool 5% 10/1/2055	686,167	689,747
Freddie Mac Gold Pool 5% 11/1/2054	2,291,720	2,304,393
Freddie Mac Gold Pool 5% 11/1/2054	942,646	949,552
Freddie Mac Gold Pool 5% 12/1/2053	1,167,825	1,193,260
Freddie Mac Gold Pool 5% 12/1/2053	343,354	346,003
Freddie Mac Gold Pool 5% 12/1/2054	520,728	523,770
Freddie Mac Gold Pool 5% 12/1/2054	194,963	196,270
Freddie Mac Gold Pool 5% 2/1/2049	47,340	48,590
Freddie Mac Gold Pool 5% 2/1/2055	538,392	541,370
Freddie Mac Gold Pool 5% 3/1/2049	59,737	61,243
Freddie Mac Gold Pool 5% 4/1/2040	356,392	362,902
Freddie Mac Gold Pool 5% 4/1/2053	1,420,733	1,444,350
Freddie Mac Gold Pool 5% 4/1/2053	938,036	945,348
Freddie Mac Gold Pool 5% 4/1/2053	28,945	29,161
Freddie Mac Gold Pool 5% 4/1/2053	17,306	17,483
Freddie Mac Gold Pool 5% 4/1/2054	626,467	630,714
Freddie Mac Gold Pool 5% 5/1/2039	320,091	325,898
Freddie Mac Gold Pool 5% 5/1/2049	13,214	13,547
Freddie Mac Gold Pool 5% 5/1/2050	41,146	42,081
Freddie Mac Gold Pool 5% 5/1/2053	499,744	504,381
Freddie Mac Gold Pool 5% 6/1/2053	601,543	607,126
Freddie Mac Gold Pool 5% 6/1/2053	59,051	59,475
Freddie Mac Gold Pool 5% 6/1/2054	222,658	224,168
Freddie Mac Gold Pool 5% 7/1/2053	55,814	56,297
Freddie Mac Gold Pool 5% 8/1/2048	11,526	11,838
Freddie Mac Gold Pool 5% 8/1/2049	114,321	117,132
Freddie Mac Gold Pool 5% 8/1/2052	1,025,089	1,043,263
Freddie Mac Gold Pool 5% 8/1/2052	513,447	518,821
Freddie Mac Gold Pool 5% 8/1/2052	202,295	204,337
Freddie Mac Gold Pool 5% 8/1/2053	379,092	382,373
Freddie Mac Gold Pool 5% 8/1/2055	450,185	456,332
Freddie Mac Gold Pool 5% 9/1/2052	679,062	685,640
Freddie Mac Gold Pool 5% 9/1/2052	73,207	74,595
Freddie Mac Gold Pool 5% 9/1/2054	453,326	456,258
Freddie Mac Gold Pool 5.5% 1/1/2040	834,369	856,971
Freddie Mac Gold Pool 5.5% 1/1/2053	738,793	753,132
Freddie Mac Gold Pool 5.5% 1/1/2053	665,819	680,915
Freddie Mac Gold Pool 5.5% 10/1/2053	44,173	45,120
Freddie Mac Gold Pool 5.5% 10/1/2054	885,309	913,890
Freddie Mac Gold Pool 5.5% 10/1/2055	1,570,298	1,622,342
Freddie Mac Gold Pool 5.5% 11/1/2053	862,880	880,018
Freddie Mac Gold Pool 5.5% 11/1/2054	3,121,191	3,174,355
Freddie Mac Gold Pool 5.5% 11/1/2054	776,526	803,779
Freddie Mac Gold Pool 5.5% 11/1/2054	646,220	658,802
Freddie Mac Gold Pool 5.5% 12/1/2052	176,459	180,460
Freddie Mac Gold Pool 5.5% 12/1/2054	782,279	795,799
Freddie Mac Gold Pool 5.5% 2/1/2054	23,953	24,411
Freddie Mac Gold Pool 5.5% 2/1/2055	654,479	665,612
Freddie Mac Gold Pool 5.5% 3/1/2053	729,069	745,372
Freddie Mac Gold Pool 5.5% 3/1/2054	896,516	914,476
Freddie Mac Gold Pool 5.5% 3/1/2054	35,125	36,051
Freddie Mac Gold Pool 5.5% 4/1/2053	1,244,055	1,271,874
Freddie Mac Gold Pool 5.5% 4/1/2053	286,584	292,993
Freddie Mac Gold Pool 5.5% 4/1/2053	94,313	96,289
Freddie Mac Gold Pool 5.5% 4/1/2054	1,456,388	1,510,801
Freddie Mac Gold Pool 5.5% 4/1/2054	655,925	668,287
Freddie Mac Gold Pool 5.5% 5/1/2053	597,643	610,122
Freddie Mac Gold Pool 5.5% 5/1/2054	168,896	172,079
Freddie Mac Gold Pool 5.5% 5/1/2054	22,446	23,047
Freddie Mac Gold Pool 5.5% 5/1/2055	1,292,452	1,314,159
Freddie Mac Gold Pool 5.5% 6/1/2028	17,380	17,671
Freddie Mac Gold Pool 5.5% 6/1/2049	81,611	85,247
Freddie Mac Gold Pool 5.5% 6/1/2053	54,740	55,879
Freddie Mac Gold Pool 5.5% 6/1/2054	56,302	57,928
Freddie Mac Gold Pool 5.5% 6/1/2054	22,763	23,182
Freddie Mac Gold Pool 5.5% 6/1/2055	969,242	988,493
Freddie Mac Gold Pool 5.5% 6/1/2055	24,220	24,625
Freddie Mac Gold Pool 5.5% 7/1/2053	385,989	394,451
Freddie Mac Gold Pool 5.5% 7/1/2055	2,127,798	2,163,409
Freddie Mac Gold Pool 5.5% 8/1/2053	413,513	422,113
Freddie Mac Gold Pool 5.5% 8/1/2054	34,025	34,645
Freddie Mac Gold Pool 5.5% 8/1/2055	1,456,871	1,481,253
Freddie Mac Gold Pool 5.5% 9/1/2040	631,666	648,382
Freddie Mac Gold Pool 5.5% 9/1/2053	745,240	770,010
Freddie Mac Gold Pool 5.5% 9/1/2053	314,478	321,019
Freddie Mac Gold Pool 5.5% 9/1/2054	437,984	445,965
Freddie Mac Gold Pool 5.5% 9/1/2054	234,128	238,394
Freddie Mac Gold Pool 6% 1/1/2053	214,628	221,413
Freddie Mac Gold Pool 6% 10/1/2028	683	691
Freddie Mac Gold Pool 6% 10/1/2055	1,882,651	1,939,285
Freddie Mac Gold Pool 6% 11/1/2052	211,714	218,738
Freddie Mac Gold Pool 6% 11/1/2053	714,717	735,638
Freddie Mac Gold Pool 6% 11/1/2053	606,852	624,615
Freddie Mac Gold Pool 6% 11/1/2054	506,414	519,853
Freddie Mac Gold Pool 6% 12/1/2052	445,065	459,831
Freddie Mac Gold Pool 6% 12/1/2053	974,957	1,003,495
Freddie Mac Gold Pool 6% 12/1/2053	854,219	892,036
Freddie Mac Gold Pool 6% 2/1/2053	249,134	257,010
Freddie Mac Gold Pool 6% 2/1/2055	1,692,324	1,736,703
Freddie Mac Gold Pool 6% 2/1/2055	541,558	568,580
Freddie Mac Gold Pool 6% 2/1/2055	251,989	263,853
Freddie Mac Gold Pool 6% 3/1/2054	1,373,988	1,412,703
Freddie Mac Gold Pool 6% 3/1/2054	491,051	505,678
Freddie Mac Gold Pool 6% 3/1/2055	2,468,216	2,532,943
Freddie Mac Gold Pool 6% 4/1/2054	1,609,562	1,683,836
Freddie Mac Gold Pool 6% 4/1/2054	216,944	226,074
Freddie Mac Gold Pool 6% 4/1/2055	997,282	1,024,603
Freddie Mac Gold Pool 6% 5/1/2054	2,138,967	2,240,345
Freddie Mac Gold Pool 6% 5/1/2054	553,743	568,827
Freddie Mac Gold Pool 6% 5/1/2054	59,742	61,370
Freddie Mac Gold Pool 6% 6/1/2053	393,520	405,684
Freddie Mac Gold Pool 6% 7/1/2054	391,945	402,345
Freddie Mac Gold Pool 6% 8/1/2054	1,382,967	1,419,666
Freddie Mac Gold Pool 6% 8/1/2055	897,719	939,776
Freddie Mac Gold Pool 6% 9/1/2054	457,798	479,496
Freddie Mac Gold Pool 6.5% 1/1/2053	140,313	146,625
Freddie Mac Gold Pool 6.5% 1/1/2054	212,730	221,153
Freddie Mac Gold Pool 6.5% 1/1/2054	25,738	26,749
Freddie Mac Gold Pool 6.5% 10/1/2053	213,389	222,038
Freddie Mac Gold Pool 6.5% 10/1/2054	895,350	929,751
Freddie Mac Gold Pool 6.5% 10/1/2054	18,674	19,422
Freddie Mac Gold Pool 6.5% 12/1/2053	1,175,333	1,222,970
Freddie Mac Gold Pool 6.5% 12/1/2053	431,595	455,966
Freddie Mac Gold Pool 6.5% 12/1/2054	698,314	744,566
Freddie Mac Gold Pool 6.5% 2/1/2054	849,191	896,347
Freddie Mac Gold Pool 6.5% 5/1/2055	430,580	447,413
Freddie Mac Gold Pool 6.5% 5/1/2055	125,482	130,578
Freddie Mac Gold Pool 6.5% 6/1/2054	895,915	948,255
Freddie Mac Gold Pool 6.5% 6/1/2054	468,385	497,505
Freddie Mac Gold Pool 6.5% 7/1/2054	15,304	16,284
Freddie Mac Gold Pool 6.5% 7/1/2055	1,043,447	1,107,015
Freddie Mac Gold Pool 6.5% 7/1/2055	214,816	227,416
Freddie Mac Gold Pool 6.5% 8/1/2053	277,593	289,234
Freddie Mac Gold Pool 6.5% 8/1/2054	1,686,102	1,750,884
Freddie Mac Gold Pool 6.5% 9/1/2053	612,078	637,651
Freddie Mac Gold Pool 6.5% 9/1/2054	561,187	596,076
Freddie Mac Gold Pool 7% 1/1/2054	1,187,846	1,262,033
Freddie Mac Gold Pool 7% 1/1/2054	166,805	177,092
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	2,932,512	3,061,419
Freddie Mac Non Gold Pool 3% 10/1/2053	25,803	23,373
Freddie Mac Non Gold Pool 5% 7/1/2053	23,737	23,979
Freddie Mac Non Gold Pool 5.5% 11/1/2053	25,681	26,223
Freddie Mac Non Gold Pool 5.5% 4/1/2054	511,903	522,190
Freddie Mac Non Gold Pool 5.5% 4/1/2055	670,672	682,043
Freddie Mac Non Gold Pool 5.5% 7/1/2055	2,160,079	2,197,413
Freddie Mac Non Gold Pool 5.5% 8/1/2055	74,758	76,157
Freddie Mac Non Gold Pool 6% 1/1/2055	2,200,192	2,257,890
Freddie Mac Non Gold Pool 6% 3/1/2055	709,583	728,623
Freddie Mac Non Gold Pool 6% 3/1/2055	49,529	50,828
Ginnie Mae I Pool 2% 8/20/2052	475,743	405,335
Ginnie Mae I Pool 2.5% 7/20/2052	325,758	287,679
Ginnie Mae I Pool 3% 10/20/2042	288,478	271,094
Ginnie Mae I Pool 3% 11/20/2052	198,750	182,800
Ginnie Mae I Pool 3% 7/20/2052	295,140	270,901
Ginnie Mae I Pool 3% 8/20/2052	319,462	293,724
Ginnie Mae I Pool 3.5% 1/20/2053	125,811	119,110
Ginnie Mae I Pool 3.5% 10/20/2052	549,261	520,652
Ginnie Mae I Pool 3.5% 11/20/2052	848,750	804,540
Ginnie Mae I Pool 3.5% 12/20/2052	1,655,582	1,568,829
Ginnie Mae I Pool 3.5% 7/20/2052	376,919	357,522
Ginnie Mae I Pool 3.5% 8/20/2052	297,540	282,042
Ginnie Mae I Pool 3.5% 9/20/2052	1,038,348	984,263
Ginnie Mae I Pool 4% 1/20/2053	475,204	461,121
Ginnie Mae I Pool 4% 10/20/2052	1,574,942	1,527,282
Ginnie Mae I Pool 4% 12/20/2052	693,524	672,971
Ginnie Mae I Pool 4% 3/20/2047	130,722	128,481
Ginnie Mae I Pool 4% 8/20/2052	910,015	882,476
Ginnie Mae I Pool 4% 9/20/2052	460,838	446,893
Ginnie Mae I Pool 4.5% 10/20/2052	459,933	458,464
Ginnie Mae I Pool 4.5% 10/20/2054	838,012	829,836
Ginnie Mae I Pool 4.5% 11/20/2052	1,480,441	1,473,862
Ginnie Mae I Pool 4.5% 4/20/2053	249,760	248,494
Ginnie Mae I Pool 4.5% 5/20/2053	331,793	329,904
Ginnie Mae I Pool 4.5% 7/20/2052	517,539	516,210
Ginnie Mae I Pool 4.5% 8/20/2052	443,541	442,402
Ginnie Mae I Pool 4.5% 9/20/2052	605,289	603,734
Ginnie Mae I Pool 5% 10/20/2052	291,054	294,447
Ginnie Mae I Pool 5% 11/20/2049	96,002	98,321
Ginnie Mae I Pool 5% 11/20/2052	668,546	676,341
Ginnie Mae I Pool 5% 4/20/2053	1,002,929	1,012,743
Ginnie Mae I Pool 5% 6/20/2053	403,361	407,181
Ginnie Mae I Pool 5% 7/20/2052	288,131	291,671
Ginnie Mae I Pool 5% 9/20/2052	577,231	583,961
Ginnie Mae I Pool 5.5% 1/20/2053	182,431	186,228
Ginnie Mae I Pool 5.5% 10/20/2052	391,659	400,208
Ginnie Mae I Pool 5.5% 10/20/2054	527,499	535,594
Ginnie Mae I Pool 5.5% 11/20/2052	210,626	215,092
Ginnie Mae I Pool 5.5% 12/20/2052	892,301	911,222
Ginnie Mae I Pool 5.5% 5/20/2053	357,441	364,769
Ginnie Mae I Pool 5.5% 6/20/2053	428,024	436,800
Ginnie Mae I Pool 6% 1/20/2053	207,190	212,901
Ginnie Mae I Pool 6% 12/20/2052	846,246	870,102
Ginnie Mae I Pool 6% 4/20/2053	194,013	199,240
Ginnie Mae I Pool 6% 6/20/2053	180,094	184,890
Ginnie Mae I Pool 6.5% 12/20/2052	167,783	175,106
Ginnie Mae II Pool 1.5% 11/20/2051	331,695	269,492
Ginnie Mae II Pool 1.5% 4/20/2051	67,838	55,116
Ginnie Mae II Pool 1.5% 5/20/2051	84,568	68,709
Ginnie Mae II Pool 2% 1/20/2051	2,534,606	2,148,601
Ginnie Mae II Pool 2% 1/20/2052	2,301,703	1,950,448
Ginnie Mae II Pool 2% 10/20/2050	102,385	86,773
Ginnie Mae II Pool 2% 11/20/2051	2,652,495	2,247,707
Ginnie Mae II Pool 2% 12/20/2050	9,400,589	7,966,734
Ginnie Mae II Pool 2% 12/20/2051	321,916	272,790
Ginnie Mae II Pool 2% 2/20/2051	2,614,320	2,215,460
Ginnie Mae II Pool 2% 2/20/2052	2,200,959	1,865,079
Ginnie Mae II Pool 2% 3/20/2051	1,294,496	1,097,353
Ginnie Mae II Pool 2% 3/20/2052	612,562	519,272
Ginnie Mae II Pool 2% 4/20/2051	2,160,124	1,830,475
Ginnie Mae II Pool 2% 4/20/2052	2,271,977	1,925,969
Ginnie Mae II Pool 2% 5/20/2052	961,217	815,130
Ginnie Mae II Pool 2% 7/20/2051	1,763,229	1,494,149
Ginnie Mae II Pool 2% 8/20/2051	3,071,764	2,602,994
Ginnie Mae II Pool 2% 9/20/2050	418,212	355,305
Ginnie Mae II Pool 2.5% 1/20/2051	755,063	667,687
Ginnie Mae II Pool 2.5% 1/20/2052	796,941	703,473
Ginnie Mae II Pool 2.5% 10/20/2047	20,561	18,332
Ginnie Mae II Pool 2.5% 10/20/2050	798,895	706,446
Ginnie Mae II Pool 2.5% 10/20/2051	1,004,826	886,977
Ginnie Mae II Pool 2.5% 10/20/2053	813,402	718,956
Ginnie Mae II Pool 2.5% 11/20/2050	535,398	473,442
Ginnie Mae II Pool 2.5% 11/20/2051	2,816,778	2,486,417
Ginnie Mae II Pool 2.5% 12/20/2049	543,470	482,108
Ginnie Mae II Pool 2.5% 12/20/2050	164,449	145,291
Ginnie Mae II Pool 2.5% 2/20/2051	953,295	842,979
Ginnie Mae II Pool 2.5% 2/20/2052	2,548,195	2,249,335
Ginnie Mae II Pool 2.5% 3/1/2056 (b)	1,250,000	1,102,800
Ginnie Mae II Pool 2.5% 3/20/2047	14,575	13,043
Ginnie Mae II Pool 2.5% 3/20/2050	116,554	103,394
Ginnie Mae II Pool 2.5% 3/20/2051	219,482	193,740
Ginnie Mae II Pool 2.5% 3/20/2052	634,352	560,003
Ginnie Mae II Pool 2.5% 4/20/2050	82,495	73,052
Ginnie Mae II Pool 2.5% 4/20/2051	160,437	141,620
Ginnie Mae II Pool 2.5% 4/20/2052	856,923	756,487
Ginnie Mae II Pool 2.5% 5/20/2050	451,440	399,763
Ginnie Mae II Pool 2.5% 5/20/2051	2,412,764	2,129,787
Ginnie Mae II Pool 2.5% 5/20/2052	2,971,977	2,623,647
Ginnie Mae II Pool 2.5% 6/20/2050	243,012	215,194
Ginnie Mae II Pool 2.5% 6/20/2051	1,348,954	1,190,745
Ginnie Mae II Pool 2.5% 6/20/2052	123,047	108,664
Ginnie Mae II Pool 2.5% 7/20/2051	7,383,735	6,517,748
Ginnie Mae II Pool 2.5% 8/20/2050	1,445,181	1,278,396
Ginnie Mae II Pool 2.5% 8/20/2051	2,267,937	2,001,946
Ginnie Mae II Pool 2.5% 9/20/2050	1,263,663	1,119,011
Ginnie Mae II Pool 2.5% 9/20/2051	1,100,919	971,800
Ginnie Mae II Pool 3% 1/20/2043	2,802	2,631
Ginnie Mae II Pool 3% 1/20/2048	568,464	527,018
Ginnie Mae II Pool 3% 1/20/2050	551,502	507,501
Ginnie Mae II Pool 3% 11/20/2051	348,515	319,729
Ginnie Mae II Pool 3% 11/20/2054	603,627	554,854
Ginnie Mae II Pool 3% 12/20/2049	456,673	420,238
Ginnie Mae II Pool 3% 12/20/2051	366,982	336,671
Ginnie Mae II Pool 3% 12/20/2054	237,827	218,611
Ginnie Mae II Pool 3% 2/20/2046	227,148	210,947
Ginnie Mae II Pool 3% 2/20/2050	18,052	16,612
Ginnie Mae II Pool 3% 3/1/2056 (b)	1,900,000	1,742,163
Ginnie Mae II Pool 3% 3/20/2043	11,716	10,998
Ginnie Mae II Pool 3% 3/20/2051	970,744	891,777
Ginnie Mae II Pool 3% 3/20/2052	2,216,724	2,033,976
Ginnie Mae II Pool 3% 4/1/2056 (b)	700,000	641,658
Ginnie Mae II Pool 3% 4/20/2050	223,613	205,703
Ginnie Mae II Pool 3% 4/20/2051	204,955	188,219
Ginnie Mae II Pool 3% 4/20/2052	4,045,555	3,712,037
Ginnie Mae II Pool 3% 5/20/2051	1,620,039	1,486,836
Ginnie Mae II Pool 3% 5/20/2052	4,829,850	4,431,675
Ginnie Mae II Pool 3% 6/20/2050	607,645	558,405
Ginnie Mae II Pool 3% 6/20/2052	1,353,831	1,242,220
Ginnie Mae II Pool 3% 7/20/2042	40,627	38,204
Ginnie Mae II Pool 3% 7/20/2046	93,025	86,475
Ginnie Mae II Pool 3% 7/20/2049	251,044	231,878
Ginnie Mae II Pool 3% 7/20/2050	472,491	434,203
Ginnie Mae II Pool 3% 8/20/2043	3,108	2,913
Ginnie Mae II Pool 3% 8/20/2046	857,125	796,775
Ginnie Mae II Pool 3% 8/20/2050	392,156	360,378
Ginnie Mae II Pool 3% 8/20/2051	564,979	518,314
Ginnie Mae II Pool 3% 9/20/2046	217,447	202,137
Ginnie Mae II Pool 3.5% 1/20/2050	532,446	508,498
Ginnie Mae II Pool 3.5% 10/20/2047	28,719	27,562
Ginnie Mae II Pool 3.5% 10/20/2051	65,537	62,282
Ginnie Mae II Pool 3.5% 10/20/2055	3,401,191	3,192,410
Ginnie Mae II Pool 3.5% 11/20/2047	91,767	87,955
Ginnie Mae II Pool 3.5% 11/20/2050	44,623	42,588
Ginnie Mae II Pool 3.5% 11/20/2053	411,788	391,433
Ginnie Mae II Pool 3.5% 12/20/2046	49,018	47,105
Ginnie Mae II Pool 3.5% 12/20/2049	128,571	122,788
Ginnie Mae II Pool 3.5% 12/20/2055	174,125	163,436
Ginnie Mae II Pool 3.5% 2/20/2046	572,132	545,748
Ginnie Mae II Pool 3.5% 2/20/2047	75,948	72,936
Ginnie Mae II Pool 3.5% 2/20/2048	217,697	208,518
Ginnie Mae II Pool 3.5% 2/20/2049	157,736	150,987
Ginnie Mae II Pool 3.5% 2/20/2051	1,828,154	1,744,784
Ginnie Mae II Pool 3.5% 3/1/2056 (b)	600,000	562,922
Ginnie Mae II Pool 3.5% 3/20/2048	47,876	45,857
Ginnie Mae II Pool 3.5% 3/20/2049	229,147	219,055
Ginnie Mae II Pool 3.5% 3/20/2050	692,608	661,456
Ginnie Mae II Pool 3.5% 3/20/2051	116,837	111,509
Ginnie Mae II Pool 3.5% 4/1/2056 (b)	3,400,000	3,179,266
Ginnie Mae II Pool 3.5% 4/20/2046	92,123	88,527
Ginnie Mae II Pool 3.5% 4/20/2049	52,226	49,926
Ginnie Mae II Pool 3.5% 4/20/2050	137,564	131,291
Ginnie Mae II Pool 3.5% 5/20/2044	3,735	3,577
Ginnie Mae II Pool 3.5% 5/20/2046	104,325	100,252
Ginnie Mae II Pool 3.5% 5/20/2050	112,469	107,340
Ginnie Mae II Pool 3.5% 5/20/2051	1,186,246	1,129,183
Ginnie Mae II Pool 3.5% 5/20/2052	147,168	139,502
Ginnie Mae II Pool 3.5% 5/20/2054	420,290	396,493
Ginnie Mae II Pool 3.5% 5/20/2055	892,827	838,160
Ginnie Mae II Pool 3.5% 6/20/2048	307,365	294,405
Ginnie Mae II Pool 3.5% 6/20/2049	23,073	22,050
Ginnie Mae II Pool 3.5% 6/20/2052	1,147,645	1,087,866
Ginnie Mae II Pool 3.5% 7/20/2046	40,304	38,731
Ginnie Mae II Pool 3.5% 7/20/2047	12,972	12,449
Ginnie Mae II Pool 3.5% 7/20/2049	48,426	46,278
Ginnie Mae II Pool 3.5% 8/20/2046	28,008	26,914
Ginnie Mae II Pool 3.5% 8/20/2047	503,792	483,493
Ginnie Mae II Pool 3.5% 8/20/2048	153,488	147,016
Ginnie Mae II Pool 3.5% 9/20/2046	28,492	27,380
Ginnie Mae II Pool 3.5% 9/20/2047	12,447	11,946
Ginnie Mae II Pool 3.5% 9/20/2055	224,099	210,342
Ginnie Mae II Pool 4% 1/20/2047	77,111	75,862
Ginnie Mae II Pool 4% 1/20/2049	123,110	120,462
Ginnie Mae II Pool 4% 1/20/2051	120,717	117,893
Ginnie Mae II Pool 4% 1/20/2056	698,826	672,547
Ginnie Mae II Pool 4% 10/20/2048	67,775	66,317
Ginnie Mae II Pool 4% 10/20/2049	39,172	38,292
Ginnie Mae II Pool 4% 11/20/2047	23,329	22,893
Ginnie Mae II Pool 4% 11/20/2054	554,971	534,491
Ginnie Mae II Pool 4% 12/20/2045	7,717	7,565
Ginnie Mae II Pool 4% 12/20/2047	34,006	33,370
Ginnie Mae II Pool 4% 12/20/2049	114,745	112,169
Ginnie Mae II Pool 4% 12/20/2050	74,337	72,598
Ginnie Mae II Pool 4% 12/20/2053	357,799	346,748
Ginnie Mae II Pool 4% 2/20/2050	95,785	93,634
Ginnie Mae II Pool 4% 2/20/2054	380,653	368,896
Ginnie Mae II Pool 4% 2/20/2055	1,525,743	1,468,844
Ginnie Mae II Pool 4% 3/20/2046	14,102	13,823
Ginnie Mae II Pool 4% 3/20/2048	137,967	135,258
Ginnie Mae II Pool 4% 3/20/2050	661,121	646,279
Ginnie Mae II Pool 4% 4/20/2047	49,950	49,094
Ginnie Mae II Pool 4% 4/20/2048	26,311	25,795
Ginnie Mae II Pool 4% 4/20/2049	52,717	51,533
Ginnie Mae II Pool 4% 4/20/2050	62,709	61,242
Ginnie Mae II Pool 4% 4/20/2054	561,012	542,106
Ginnie Mae II Pool 4% 5/20/2048	9,239	9,052
Ginnie Mae II Pool 4% 5/20/2049	71,791	70,179
Ginnie Mae II Pool 4% 5/20/2050	240,434	235,036
Ginnie Mae II Pool 4% 5/20/2054	140,362	135,577
Ginnie Mae II Pool 4% 6/20/2049	138,082	134,982
Ginnie Mae II Pool 4% 6/20/2051	203,825	199,250
Ginnie Mae II Pool 4% 6/20/2055	103,506	99,614
Ginnie Mae II Pool 4% 7/20/2047	76,064	74,642
Ginnie Mae II Pool 4% 8/20/2047	11,477	11,263
Ginnie Mae II Pool 4% 8/20/2048	48,652	47,666
Ginnie Mae II Pool 4% 8/20/2050	144,093	140,858
Ginnie Mae II Pool 4% 8/20/2053	683,434	662,538
Ginnie Mae II Pool 4% 8/20/2055	296,291	285,149
Ginnie Mae II Pool 4% 9/20/2047	11,603	11,386
Ginnie Mae II Pool 4% 9/20/2048	48,342	47,363
Ginnie Mae II Pool 4% 9/20/2050	129,287	126,264
Ginnie Mae II Pool 4% 9/20/2055	595,083	572,705
Ginnie Mae II Pool 4.5% 1/20/2047	48,999	49,593
Ginnie Mae II Pool 4.5% 1/20/2050	85,255	85,942
Ginnie Mae II Pool 4.5% 1/20/2051	59,653	60,226
Ginnie Mae II Pool 4.5% 1/20/2055	842,085	833,343
Ginnie Mae II Pool 4.5% 10/20/2047	5,397	5,457
Ginnie Mae II Pool 4.5% 10/20/2048	31,369	31,651
Ginnie Mae II Pool 4.5% 10/20/2049	13,247	13,374
Ginnie Mae II Pool 4.5% 10/20/2050	57,775	58,367
Ginnie Mae II Pool 4.5% 11/20/2048	23,729	23,942
Ginnie Mae II Pool 4.5% 11/20/2053	360,597	357,868
Ginnie Mae II Pool 4.5% 11/20/2054	3,444,703	3,410,557
Ginnie Mae II Pool 4.5% 12/20/2048	14,692	14,824
Ginnie Mae II Pool 4.5% 12/20/2049	14,726	14,845
Ginnie Mae II Pool 4.5% 12/20/2050	256,116	258,179
Ginnie Mae II Pool 4.5% 2/20/2049	8,090	8,155
Ginnie Mae II Pool 4.5% 2/20/2050	61,396	61,891
Ginnie Mae II Pool 4.5% 2/20/2055	728,378	720,133
Ginnie Mae II Pool 4.5% 3/1/2056 (b)	3,500,000	3,457,633
Ginnie Mae II Pool 4.5% 3/20/2051	40,756	41,122
Ginnie Mae II Pool 4.5% 3/20/2055	586,205	579,570
Ginnie Mae II Pool 4.5% 4/1/2056 (b)	1,675,000	1,652,696
Ginnie Mae II Pool 4.5% 4/20/2050	117,301	118,099
Ginnie Mae II Pool 4.5% 4/20/2051	49,470	49,915
Ginnie Mae II Pool 4.5% 5/20/2049	44,923	45,285
Ginnie Mae II Pool 4.5% 5/20/2054	564,742	559,232
Ginnie Mae II Pool 4.5% 6/20/2045	71,845	72,673
Ginnie Mae II Pool 4.5% 6/20/2049	20,433	20,598
Ginnie Mae II Pool 4.5% 6/20/2054	1,356,736	1,343,499
Ginnie Mae II Pool 4.5% 7/20/2053	1,022,701	1,016,878
Ginnie Mae II Pool 4.5% 8/20/2048	151,035	152,488
Ginnie Mae II Pool 4.5% 8/20/2050	53,100	53,527
Ginnie Mae II Pool 4.5% 9/20/2047	5,664	5,727
Ginnie Mae II Pool 4.5% 9/20/2049	45,931	46,344
Ginnie Mae II Pool 4.5% 9/20/2050	55,175	55,705
Ginnie Mae II Pool 5% 1/20/2049	5,934	6,062
Ginnie Mae II Pool 5% 1/20/2055	4,141,864	4,161,681
Ginnie Mae II Pool 5% 10/20/2047	28,064	28,891
Ginnie Mae II Pool 5% 10/20/2048	6,800	6,958
Ginnie Mae II Pool 5% 11/20/2045	23,742	24,467
Ginnie Mae II Pool 5% 11/20/2048	6,473	6,624
Ginnie Mae II Pool 5% 11/20/2049	24,430	25,058
Ginnie Mae II Pool 5% 11/20/2050	32,676	33,639
Ginnie Mae II Pool 5% 11/20/2053	523,686	528,319
Ginnie Mae II Pool 5% 12/20/2053	447,629	451,589
Ginnie Mae II Pool 5% 12/20/2054	1,092,363	1,097,589
Ginnie Mae II Pool 5% 2/20/2049	44,491	45,455
Ginnie Mae II Pool 5% 2/20/2055	950,878	955,427
Ginnie Mae II Pool 5% 3/1/2056 (b)	12,975,000	13,020,615
Ginnie Mae II Pool 5% 3/20/2048	7,869	8,088
Ginnie Mae II Pool 5% 3/20/2050	49,190	50,563
Ginnie Mae II Pool 5% 4/1/2056 (b)	8,475,000	8,493,208
Ginnie Mae II Pool 5% 4/20/2048	16,976	17,434
Ginnie Mae II Pool 5% 4/20/2049	8,266	8,450
Ginnie Mae II Pool 5% 4/20/2055	403,305	405,108
Ginnie Mae II Pool 5% 5/20/2049	32,408	33,161
Ginnie Mae II Pool 5% 5/20/2054	444,331	447,707
Ginnie Mae II Pool 5% 6/20/2054	2,460,126	2,478,047
Ginnie Mae II Pool 5% 7/20/2048	28,082	28,761
Ginnie Mae II Pool 5% 7/20/2050	30,259	31,104
Ginnie Mae II Pool 5% 7/20/2053	1,391,780	1,404,963
Ginnie Mae II Pool 5% 8/20/2055	246,824	247,928
Ginnie Mae II Pool 5% 9/20/2048	7,621	7,798
Ginnie Mae II Pool 5% 9/20/2053	661,562	667,415
Ginnie Mae II Pool 5.5% 1/20/2055	2,710,234	2,749,282
Ginnie Mae II Pool 5.5% 10/20/2046	20,121	21,000
Ginnie Mae II Pool 5.5% 10/20/2048	7,670	7,980
Ginnie Mae II Pool 5.5% 10/20/2053	1,102,019	1,123,234
Ginnie Mae II Pool 5.5% 12/20/2044	13,452	13,997
Ginnie Mae II Pool 5.5% 12/20/2048	10,906	11,337
Ginnie Mae II Pool 5.5% 2/20/2054	1,024,616	1,043,941
Ginnie Mae II Pool 5.5% 3/1/2056 (b)	11,825,000	11,977,258
Ginnie Mae II Pool 5.5% 4/1/2056 (b)	11,025,000	11,155,329
Ginnie Mae II Pool 5.5% 6/20/2055	4,637,908	4,698,570
Ginnie Mae II Pool 5.5% 7/20/2054	442,059	449,809
Ginnie Mae II Pool 5.5% 8/20/2053	428,858	437,248
Ginnie Mae II Pool 5.5% 8/20/2054	1,712,374	1,742,397
Ginnie Mae II Pool 5.5% 9/20/2053	987,789	1,006,805
Ginnie Mae II Pool 6% 1/20/2055	2,227,199	2,278,153
Ginnie Mae II Pool 6% 12/20/2054	2,408,626	2,463,542
Ginnie Mae II Pool 6% 3/1/2056 (b)	11,100,000	11,325,168
Ginnie Mae II Pool 6% 3/20/2055	2,290,134	2,337,876
Ginnie Mae II Pool 6% 4/1/2056 (b)	5,975,000	6,092,004
Ginnie Mae II Pool 6% 4/20/2055	2,968,239	3,028,726
Ginnie Mae II Pool 6.5% 1/20/2055	1,026,411	1,066,878
Ginnie Mae II Pool 6.5% 3/1/2056 (b)	3,000,000	3,117,740
Ginnie Mae II Pool 6.5% 4/1/2056 (b)	1,500,000	1,556,995
Ginnie Mae II Pool 6.5% 5/20/2055	578,296	599,920
Ginnie Mae II Pool 6.5% 7/20/2053	310,793	324,138
Ginnie Mae II Pool 6.5% 7/20/2054	662,526	690,251
Ginnie Mae II Pool 6.5% 9/20/2053	245,112	255,638
Uniform Mortgage Backed Securities 2% 3/1/2056 (b)	5,875,000	4,865,464
Uniform Mortgage Backed Securities 2% 4/1/2056 (b)	3,700,000	3,064,496
Uniform Mortgage Backed Securities 2.5% 3/1/2056 (b)	3,850,000	3,334,010
Uniform Mortgage Backed Securities 3% 3/1/2056 (b)	8,325,000	7,527,946
Uniform Mortgage Backed Securities 3.5% 3/1/2056 (b)	4,450,000	4,193,777
Uniform Mortgage Backed Securities 4.5% 3/1/2056 (b)	2,700,000	2,669,836
Uniform Mortgage Backed Securities 5% 3/1/2041 (b)	3,800,000	3,857,742
Uniform Mortgage Backed Securities 5% 3/1/2056 (b)	11,700,000	11,753,016
Uniform Mortgage Backed Securities 5% 4/1/2041 (b)	1,800,000	1,826,297
Uniform Mortgage Backed Securities 5.5% 3/1/2056 (b)	3,500,000	3,556,328
Uniform Mortgage Backed Securities 6% 3/1/2056 (b)	3,575,000	3,667,028
TOTAL UNITED STATES		948,696,749
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $963,107,333)		948,696,749

U.S. Government Agency Obligations - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Financials - 0.3%
Financial Services - 0.3%
Fannie Mae 0.75% 10/8/2027	250,000	239,657
Fannie Mae 0.875% 8/5/2030	108,000	96,680
Fannie Mae 6.625% 11/15/2030	1,650,000	1,870,371
Federal Farm Credit Banks Funding Corp 1.4% 3/10/2028	2,230,000	2,141,545
Federal Farm Credit Banks Funding Corp 3.8% 4/5/2032	1,000,000	986,854
Federal Home Loan Bank 0.9% 2/26/2027	3,290,000	3,204,710
Federal Home Loan Bank 3.25% 6/9/2028	210,000	209,560
Federal Home Loan Bank 4.375% 9/8/2028	30,000	30,685
Federal Home Loan Bank 4.75% 3/10/2034	1,000,000	1,048,799
Freddie Mac Non Gold Pool 6.25% 7/15/2032	830,000	947,996
Freddie Mac Non Gold Pool 6.75% 3/15/2031	870,000	997,846
TOTAL FINANCIALS		11,774,703
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Tennessee Valley Authority 2.875% 2/1/2027	145,000	144,086
Tennessee Valley Authority 3.875% 8/1/2030	300,000	304,734
Tennessee Valley Authority 4.25% 9/15/2052	150,000	131,926
Tennessee Valley Authority 4.25% 9/15/2065	210,000	180,335
Tennessee Valley Authority 4.375% 8/1/2034	269,000	277,252
Tennessee Valley Authority 4.875% 5/15/2035	700,000	738,086
Tennessee Valley Authority 5.25% 2/1/2055	300,000	307,926
Tennessee Valley Authority 5.25% 9/15/2039	420,000	456,665
Tennessee Valley Authority 5.88% 4/1/2036	110,000	125,671
TOTAL UTILITIES		2,666,681
TOTAL UNITED STATES		14,441,384
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $14,628,784)		14,441,384

U.S. Treasury Obligations - 45.8%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.44	2,000	1,312
US Treasury Bonds 1.125% 8/15/2040	2.18	76,000	49,397
US Treasury Bonds 1.25% 5/15/2050	2.33	238,000	119,251
US Treasury Bonds 1.375% 11/15/2040	1.92 to 2.06	1,276,000	856,764
US Treasury Bonds 1.375% 8/15/2050	2.30 to 2.37	290,000	149,282
US Treasury Bonds 1.75% 8/15/2041	1.96 to 3.69	6,137,000	4,284,393
US Treasury Bonds 1.875% 11/15/2051	2.04 to 3.39	1,574,000	908,555
US Treasury Bonds 1.875% 2/15/2041	1.91 to 2.32	14,910,000	10,763,739
US Treasury Bonds 2% 2/15/2050	1.49 to 1.71	683,000	417,697
US Treasury Bonds 2% 8/15/2051	1.85 to 3.25	8,892,000	5,317,138
US Treasury Bonds 2.25% 5/15/2041	2.07 to 3.12	6,995,000	5,314,014
US Treasury Bonds 2.25% 8/15/2046	1.93	148,000	101,247
US Treasury Bonds 2.25% 8/15/2049	2.20 to 2.22	267,000	174,228
US Treasury Bonds 2.375% 11/15/2049	2.39	38,000	25,404
US Treasury Bonds 2.375% 5/15/2051	2.60 to 3.09	1,245,000	817,323
US Treasury Bonds 2.5% 2/15/2046	1.27	329,000	237,780
US Treasury Bonds 2.5% 5/15/2046	3.05	122,000	87,859
US Treasury Bonds 2.75% 11/15/2042	1.27 to 2.83	329,000	261,092
US Treasury Bonds 2.75% 11/15/2047	3.32 to 3.37	157,000	116,076
US Treasury Bonds 2.75% 8/15/2047	3.10 to 3.18	177,000	131,250
US Treasury Bonds 2.875% 11/15/2046	2.33 to 3.19	359,000	275,098
US Treasury Bonds 2.875% 5/15/2049	2.23 to 2.58	361,000	268,874
US Treasury Bonds 2.875% 5/15/2052	2.94 to 3.20	2,960,000	2,150,856
US Treasury Bonds 2.875% 8/15/2045	2.82 to 2.91	268,000	208,339
US Treasury Bonds 3% 11/15/2044	2.28 to 3.31	264,000	211,375
US Treasury Bonds 3% 11/15/2045	3.08 to 3.17	76,000	60,168
US Treasury Bonds 3% 2/15/2047	3.00	83,000	64,795
US Treasury Bonds 3% 2/15/2048	3.07	121,000	93,421
US Treasury Bonds 3% 2/15/2049	2.52 to 2.57	264,000	201,816
US Treasury Bonds 3% 5/15/2042	1.10 to 3.04	238,000	197,689
US Treasury Bonds 3% 5/15/2047	2.77 to 4.98	1,607,000	1,250,698
US Treasury Bonds 3% 8/15/2048	3.07 to 3.39	188,000	144,408
US Treasury Bonds 3% 8/15/2052	3.59 to 4.15	7,670,000	5,713,551
US Treasury Bonds 3.125% 11/15/2041	2.27 to 2.52	229,000	195,178
US Treasury Bonds 3.125% 2/15/2042	1.10 to 2.95	264,000	224,018
US Treasury Bonds 3.125% 5/15/2048	3.13	48,000	37,810
US Treasury Bonds 3.25% 5/15/2042	3.21 to 4.49	6,160,000	5,295,675
US Treasury Bonds 3.375% 11/15/2048	3.25	68,000	55,755
US Treasury Bonds 3.375% 5/15/2044	3.04 to 3.33	186,000	158,710
US Treasury Bonds 3.625% 2/15/2053	3.66 to 4.11	9,520,000	7,991,594
US Treasury Bonds 3.625% 5/15/2053	3.83 to 4.23	6,910,000	5,797,112
US Treasury Bonds 3.625% 8/15/2043	2.54	86,000	76,607
US Treasury Bonds 3.75% 11/15/2043	3.17	94,000	84,964
US Treasury Bonds 3.75% 8/15/2041	2.47 to 2.94	225,000	208,723
US Treasury Bonds 3.875% 2/15/2043	3.76 to 4.59	10,190,000	9,440,876
US Treasury Bonds 3.875% 5/15/2043	4.02 to 4.24	7,160,000	6,619,207
US Treasury Bonds 3.875% 8/15/2040	2.12	126,000	119,892
US Treasury Bonds 4% 11/15/2042	3.79 to 4.13	10,370,000	9,781,827
US Treasury Bonds 4% 11/15/2052	3.60 to 3.88	6,250,000	5,615,234
US Treasury Bonds 4.125% 8/15/2044	4.11 to 4.89	19,240,000	18,220,881
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.03	4,510,000	4,137,396
US Treasury Bonds 4.25% 2/15/2054	4.27 to 4.79	29,973,000	28,077,442
US Treasury Bonds 4.25% 8/15/2054	4.02 to 4.48	17,950,000	16,818,309
US Treasury Bonds 4.375% 11/15/2039	3.18	5,000	5,056
US Treasury Bonds 4.375% 2/15/2038	2.97 to 3.10	81,000	83,490
US Treasury Bonds 4.375% 5/15/2041	2.97	433,000	433,355
US Treasury Bonds 4.375% 8/15/2043	4.41 to 5.07	4,130,000	4,062,404
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.84	10,730,000	10,482,707
US Treasury Bonds 4.5% 2/15/2036	1.78 to 2.83	223,000	234,037
US Treasury Bonds 4.5% 2/15/2044	4.36 to 4.85	34,995,000	34,884,274
US Treasury Bonds 4.5% 5/15/2038	3.16	69,000	71,798
US Treasury Bonds 4.625% 11/15/2044	4.86 to 4.90	4,350,000	4,390,951
US Treasury Bonds 4.625% 11/15/2045	4.63 to 4.83	24,950,000	25,113,734
US Treasury Bonds 4.625% 11/15/2055	4.67 to 4.89	15,370,000	15,343,583
US Treasury Bonds 4.625% 2/15/2046	4.57	4,720,000	4,753,188
US Treasury Bonds 4.625% 2/15/2055	4.69 to 4.83	5,390,000	5,375,683
US Treasury Bonds 4.625% 5/15/2044	4.47 to 4.76	8,980,000	9,082,077
US Treasury Bonds 4.625% 5/15/2054	4.34 to 4.68	8,840,000	8,811,684
US Treasury Bonds 4.75% 11/15/2043	4.22 to 4.70	18,010,000	18,537,637
US Treasury Bonds 4.75% 2/15/2056	4.63	4,380,000	4,463,494
US Treasury Bonds 4.75% 5/15/2055	4.79 to 5.00	18,530,000	18,857,894
US Treasury Bonds 4.75% 8/15/2055	4.67 to 4.92	11,850,000	12,066,633
US Treasury Bonds 4.875% 8/15/2045	4.64 to 4.92	21,200,000	22,051,313
US Treasury Bonds 5% 5/15/2037	2.94	391,000	426,618
US Treasury Bonds 5% 5/15/2045	4.79 to 5.05	24,500,000	25,899,180
US Treasury Notes 0.375% 9/30/2027	0.54 to 0.73	3,744,000	3,570,255
US Treasury Notes 0.5% 4/30/2027	0.54	546,000	527,615
US Treasury Notes 0.5% 5/31/2027	0.69	43,000	41,449
US Treasury Notes 0.5% 6/30/2027	0.48 to 0.49	856,000	823,298
US Treasury Notes 0.5% 8/31/2027	0.46 to 1.19	2,377,000	2,276,256
US Treasury Notes 0.625% 11/30/2027	0.63 to 0.76	2,407,000	2,294,548
US Treasury Notes 0.625% 12/31/2027	0.76 to 0.84	1,696,000	1,613,121
US Treasury Notes 0.625% 3/31/2027	0.63	884,000	857,342
US Treasury Notes 0.625% 8/15/2030	1.55 to 1.70	644,000	568,405
US Treasury Notes 0.75% 1/31/2028	0.79 to 1.00	4,807,000	4,573,598
US Treasury Notes 1.125% 2/29/2028	1.28 to 1.37	5,030,000	4,811,902
US Treasury Notes 1.125% 8/31/2028	1.07 to 1.42	5,215,000	4,935,101
US Treasury Notes 1.25% 12/31/2026	1.42 to 2.91	7,670,000	7,526,104
US Treasury Notes 1.25% 3/31/2028	1.23 to 1.34	4,619,000	4,422,512
US Treasury Notes 1.25% 4/30/2028	1.23 to 1.29	3,357,000	3,208,558
US Treasury Notes 1.25% 5/31/2028	1.24	2,807,000	2,678,163
US Treasury Notes 1.25% 6/30/2028	0.99 to 1.02	3,624,000	3,452,285
US Treasury Notes 1.25% 8/15/2031	3.02 to 3.09	3,247,000	2,873,976
US Treasury Notes 1.25% 9/30/2028	1.34 to 1.44	2,821,000	2,673,008
US Treasury Notes 1.375% 10/31/2028	1.45 to 2.02	7,420,000	7,042,623
US Treasury Notes 1.375% 12/31/2028	1.71 to 2.71	2,240,000	2,119,250
US Treasury Notes 1.5% 1/31/2027	0.69 to 3.03	5,829,000	5,722,120
US Treasury Notes 1.5% 11/30/2028	1.77 to 1.79	1,062,000	1,009,771
US Treasury Notes 1.5% 2/15/2030	1.62	724,000	672,245
US Treasury Notes 1.625% 5/15/2031	3.75	9,580,000	8,706,573
US Treasury Notes 1.625% 8/15/2029	0.69 to 1.93	2,954,000	2,784,030
US Treasury Notes 1.75% 1/31/2029	1.86 to 2.36	4,210,000	4,019,234
US Treasury Notes 1.875% 2/28/2029	3.07	820,000	784,670
US Treasury Notes 2.25% 11/15/2027	3.19	255,000	250,098
US Treasury Notes 2.25% 2/15/2027	2.51 to 4.77	4,017,000	3,968,451
US Treasury Notes 2.25% 8/15/2027	2.66 to 3.05	1,371,000	1,347,811
US Treasury Notes 2.375% 5/15/2027	2.54 to 2.88	1,576,000	1,555,253
US Treasury Notes 2.375% 5/15/2029	1.88 to 2.12	473,000	458,273
US Treasury Notes 2.5% 3/31/2027	3.06	2,870,000	2,839,730
US Treasury Notes 2.625% 2/15/2029	1.60 to 2.72	1,038,000	1,015,618
US Treasury Notes 2.625% 5/31/2027	2.84	3,110,000	3,077,442
US Treasury Notes 2.625% 7/31/2029	2.87 to 3.15	13,410,000	13,070,036
US Treasury Notes 2.75% 2/15/2028	1.53 to 3.24	629,000	621,481
US Treasury Notes 2.75% 4/30/2027	2.90 to 2.93	1,920,000	1,903,800
US Treasury Notes 2.75% 7/31/2027	2.91 to 3.18	4,190,000	4,149,737
US Treasury Notes 2.75% 8/15/2032	3.10 to 4.02	13,225,000	12,518,806
US Treasury Notes 2.875% 4/30/2029	3.03	290,000	285,400
US Treasury Notes 2.875% 5/15/2028	2.48 to 2.72	231,000	228,500
US Treasury Notes 2.875% 8/15/2028	1.32 to 2.86	1,186,000	1,171,916
US Treasury Notes 3.125% 11/15/2028	1.98 to 3.01	331,000	328,762
US Treasury Notes 3.125% 8/31/2027	3.27 to 3.69	3,090,000	3,075,878
US Treasury Notes 3.125% 8/31/2029	3.21 to 3.61	2,250,000	2,227,324
US Treasury Notes 3.25% 6/30/2027	2.89 to 3.15	3,320,000	3,311,052
US Treasury Notes 3.25% 6/30/2029	2.70 to 3.02	1,750,000	1,740,840
US Treasury Notes 3.375% 5/15/2033	3.96	960,000	937,688
US Treasury Notes 3.375% 9/15/2027	3.56	3,650,000	3,646,578
US Treasury Notes 3.375% 9/15/2028	3.62	8,810,000	8,806,903
US Treasury Notes 3.5% 1/15/2029	3.56 to 3.66	38,840,000	38,958,341
US Treasury Notes 3.5% 1/31/2028	3.77	1,220,000	1,222,335
US Treasury Notes 3.5% 1/31/2030	3.51 to 4.07	5,650,000	5,658,387
US Treasury Notes 3.5% 10/15/2028	3.48 to 3.60	33,130,000	33,220,591
US Treasury Notes 3.5% 11/15/2028	3.49 to 3.50	16,240,000	16,286,309
US Treasury Notes 3.5% 11/30/2030	3.60	580,000	579,683
US Treasury Notes 3.5% 12/15/2028	3.53 to 3.56	26,240,000	26,317,900
US Treasury Notes 3.5% 2/15/2033	3.75 to 4.06	7,830,000	7,722,643
US Treasury Notes 3.5% 2/28/2031	3.52	11,580,000	11,570,953
US Treasury Notes 3.5% 4/30/2028	3.41 to 4.02	4,370,000	4,379,262
US Treasury Notes 3.5% 4/30/2030	3.71 to 4.70	7,080,000	7,086,084
US Treasury Notes 3.5% 9/30/2029	3.57	1,460,000	1,463,137
US Treasury Notes 3.625% 10/31/2030	3.71	5,320,000	5,346,184
US Treasury Notes 3.625% 12/31/2030	3.71	7,320,000	7,353,741
US Treasury Notes 3.625% 3/31/2028	3.51 to 3.58	2,180,000	2,190,134
US Treasury Notes 3.625% 3/31/2030	3.55	410,000	412,401
US Treasury Notes 3.625% 5/31/2028	3.74 to 4.11	13,510,000	13,578,078
US Treasury Notes 3.625% 8/15/2028	3.61 to 3.68	28,410,000	28,572,026
US Treasury Notes 3.625% 8/31/2029	3.71	5,210,000	5,242,563
US Treasury Notes 3.625% 8/31/2030	3.69	2,690,000	2,703,975
US Treasury Notes 3.625% 9/30/2031	3.66 to 4.15	9,740,000	9,756,360
US Treasury Notes 3.75% 1/31/2031	3.80	6,800,000	6,869,063
US Treasury Notes 3.75% 10/31/2032	3.78 to 3.90	22,450,000	22,513,141
US Treasury Notes 3.75% 11/30/2032	3.82 to 3.90	8,830,000	8,853,800
US Treasury Notes 3.75% 12/31/2028	3.84 to 4.06	8,390,000	8,470,950
US Treasury Notes 3.75% 12/31/2030	4.09 to 4.11	3,600,000	3,635,719
US Treasury Notes 3.75% 4/15/2028	3.58 to 3.82	18,850,000	18,986,957
US Treasury Notes 3.75% 5/15/2028	3.83 to 4.00	35,560,000	35,828,503
US Treasury Notes 3.75% 5/31/2030	3.92 to 4.23	1,860,000	1,879,399
US Treasury Notes 3.75% 6/30/2030	3.86 to 4.23	6,970,000	7,042,695
US Treasury Notes 3.75% 8/31/2031	3.63	2,030,000	2,046,652
US Treasury Notes 3.875% 10/15/2027	4.16	5,980,000	6,021,580
US Treasury Notes 3.875% 11/30/2029	3.45 to 3.80	3,970,000	4,028,620
US Treasury Notes 3.875% 12/31/2029	3.58 to 4.05	5,560,000	5,642,748
US Treasury Notes 3.875% 12/31/2032	3.92 to 4.04	18,700,000	18,884,078
US Treasury Notes 3.875% 3/15/2028	3.88	9,070,000	9,156,448
US Treasury Notes 3.875% 4/30/2030	3.72 to 4.11	15,380,000	15,615,506
US Treasury Notes 3.875% 5/31/2027	4.01	10,760,000	10,811,278
US Treasury Notes 3.875% 6/15/2028	3.68 to 3.86	23,390,000	23,643,087
US Treasury Notes 3.875% 6/30/2030	3.79 to 3.96	12,400,000	12,593,266
US Treasury Notes 3.875% 7/15/2028	3.84 to 3.88	19,150,000	19,360,201
US Treasury Notes 3.875% 7/31/2030	3.95	6,940,000	7,048,980
US Treasury Notes 3.875% 8/15/2033	4.27 to 4.71	4,340,000	4,371,533
US Treasury Notes 3.875% 8/31/2032	3.97	1,030,000	1,041,346
US Treasury Notes 3.875% 9/30/2029	3.96 to 4.11	5,080,000	5,153,422
US Treasury Notes 3.875% 9/30/2032	3.93	8,420,000	8,509,463
US Treasury Notes 4% 1/15/2027	4.02 to 4.10	7,640,000	7,669,545
US Treasury Notes 4% 1/31/2029	3.87 to 4.22	11,640,000	11,834,606
US Treasury Notes 4% 1/31/2031	3.91 to 4.34	9,240,000	9,434,184
US Treasury Notes 4% 1/31/2033	3.71 to 3.96	17,320,000	17,617,688
US Treasury Notes 4% 10/31/2029	3.73 to 4.14	10,290,000	10,485,349
US Treasury Notes 4% 11/15/2035	4.02 to 4.26	4,330,000	4,345,561
US Treasury Notes 4% 12/15/2027	4.22 to 4.32	32,340,000	32,670,272
US Treasury Notes 4% 2/15/2034	4.35 to 4.69	6,580,000	6,666,620
US Treasury Notes 4% 2/29/2028	4.17	3,620,000	3,661,715
US Treasury Notes 4% 3/31/2030	3.95	8,710,000	8,884,200
US Treasury Notes 4% 4/30/2032	3.93 to 4.29	23,490,000	23,940,531
US Treasury Notes 4% 5/31/2030	3.95 to 3.96	21,070,000	21,499,630
US Treasury Notes 4% 6/30/2028	4.01 to 4.25	9,110,000	9,235,974
US Treasury Notes 4% 6/30/2032	3.99 to 4.18	11,460,000	11,675,770
US Treasury Notes 4% 7/31/2029	3.94	4,650,000	4,736,500
US Treasury Notes 4% 7/31/2030	4.38	1,020,000	1,041,038
US Treasury Notes 4% 7/31/2032	3.92 to 4.14	18,350,000	18,690,479
US Treasury Notes 4.125% 10/31/2027	4.25	1,580,000	1,597,713
US Treasury Notes 4.125% 10/31/2029	4.15 to 4.31	13,400,000	13,711,969
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.38	13,820,000	14,188,173
US Treasury Notes 4.125% 11/15/2027	4.11 to 4.20	21,290,000	21,536,166
US Treasury Notes 4.125% 11/15/2032	3.36 to 3.95	9,650,000	9,891,250
US Treasury Notes 4.125% 11/30/2029	4.08 to 4.44	10,860,000	11,115,804
US Treasury Notes 4.125% 11/30/2031	4.08 to 4.32	6,970,000	7,155,413
US Treasury Notes 4.125% 2/15/2027	4.30 to 4.48	10,900,000	10,958,843
US Treasury Notes 4.125% 2/15/2036	3.96	12,110,000	12,270,836
US Treasury Notes 4.125% 2/28/2027	3.63	8,110,000	8,156,886
US Treasury Notes 4.125% 2/29/2032	4.10 to 4.12	10,110,000	10,374,993
US Treasury Notes 4.125% 3/31/2029	4.20 to 4.66	12,990,000	13,262,993
US Treasury Notes 4.125% 3/31/2031	4.43 to 4.66	8,030,000	8,245,493
US Treasury Notes 4.125% 3/31/2032	4.08 to 4.11	6,630,000	6,804,296
US Treasury Notes 4.125% 5/31/2032	4.13 to 4.29	5,800,000	5,950,732
US Treasury Notes 4.125% 7/31/2031	3.68 to 3.96	15,070,000	15,480,198
US Treasury Notes 4.125% 8/31/2030	4.63	880,000	902,516
US Treasury Notes 4.25% 1/15/2028	4.24 to 4.28	7,830,000	7,948,673
US Treasury Notes 4.25% 1/31/2030	4.33	10,630,000	10,935,613
US Treasury Notes 4.25% 11/15/2034	4.15 to 4.58	16,370,000	16,818,257
US Treasury Notes 4.25% 11/30/2026	3.70 to 3.82	5,900,000	5,927,795
US Treasury Notes 4.25% 2/15/2028	3.98 to 4.08	22,760,000	23,126,231
US Treasury Notes 4.25% 2/28/2029	4.20 to 4.24	7,430,000	7,609,075
US Treasury Notes 4.25% 2/28/2031	4.21 to 4.27	6,710,000	6,928,075
US Treasury Notes 4.25% 5/15/2035	4.23 to 4.49	23,610,000	24,215,928
US Treasury Notes 4.25% 6/30/2029	4.34	4,530,000	4,647,851
US Treasury Notes 4.25% 6/30/2031	4.09 to 4.23	6,210,000	6,415,464
US Treasury Notes 4.25% 8/15/2035	4.27	730,000	748,136
US Treasury Notes 4.375% 1/31/2032	4.44	4,670,000	4,854,793
US Treasury Notes 4.375% 11/30/2028	3.79 to 4.29	6,830,000	7,004,218
US Treasury Notes 4.375% 11/30/2030	3.87 to 4.36	8,470,000	8,784,978
US Treasury Notes 4.375% 12/15/2026	3.98 to 4.15	7,000,000	7,043,805
US Treasury Notes 4.375% 12/31/2029	4.33 to 4.41	9,890,000	10,214,129
US Treasury Notes 4.375% 5/15/2034	4.06 to 4.49	8,680,000	9,011,942
US Treasury Notes 4.375% 7/15/2027	4.10 to 4.26	14,500,000	14,677,895
US Treasury Notes 4.5% 12/31/2031	4.43 to 4.70	14,380,000	15,043,390
US Treasury Notes 4.5% 4/15/2027	4.77 to 4.88	10,820,000	10,937,498
US Treasury Notes 4.5% 5/15/2027	4.51 to 4.74	16,650,000	16,845,768
US Treasury Notes 4.5% 5/31/2029	4.49	990,000	1,022,794
US Treasury Notes 4.625% 11/15/2026	4.47 to 4.50	6,220,000	6,262,869
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.31	18,370,000	19,383,219
US Treasury Notes 4.625% 4/30/2029	4.72	5,660,000	5,864,512
US Treasury Notes 4.625% 4/30/2031	4.49 to 4.71	8,070,000	8,476,968
US Treasury Notes 4.625% 5/31/2031	4.25 to 4.49	10,900,000	11,451,813
US Treasury Notes 4.625% 6/15/2027	4.41 to 4.52	11,480,000	11,645,025
US Treasury Notes 4.625% 9/30/2028	4.60 to 4.68	3,820,000	3,936,241
US Treasury Notes 4.75% 2/15/2045	4.59 to 4.96	17,470,000	17,906,750
US Treasury Notes 4.875% 10/31/2028	4.65 to 4.82	3,722,000	3,861,284
US Treasury Notes 4.875% 10/31/2030	4.36 to 4.89	7,650,000	8,095,852
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,735,603,238)			1,735,458,577

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j) (Cost $39,530,686)	3.70	39,522,782	39,530,686

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $3,925,615,661)	3,887,054,943
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(100,238,093)
NET ASSETS - 100.0%	3,786,816,850

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 3% 3/1/2056	(700,000)	(641,848)
Ginnie Mae II Pool 3.5% 3/1/2056	(3,400,000)	(3,189,891)
Ginnie Mae II Pool 4.5% 3/1/2056	(1,675,000)	(1,654,724)
Ginnie Mae II Pool 5% 3/1/2056	(10,275,000)	(10,311,123)
Ginnie Mae II Pool 5% 4/1/2056	(1,800,000)	(1,803,867)
Ginnie Mae II Pool 5.5% 3/1/2056	(11,825,000)	(11,977,258)
Ginnie Mae II Pool 6% 3/1/2056	(9,175,000)	(9,361,119)
Ginnie Mae II Pool 6.5% 3/1/2056	(3,000,000)	(3,117,740)
Uniform Mortgage Backed Securities 2% 3/1/2056	(3,700,000)	(3,064,207)
Uniform Mortgage Backed Securities 2.5% 3/1/2056	(2,750,000)	(2,381,436)
Uniform Mortgage Backed Securities 3% 3/1/2056	(2,200,000)	(1,989,367)
Uniform Mortgage Backed Securities 3.5% 3/1/2056	(600,000)	(565,453)
Uniform Mortgage Backed Securities 4.5% 3/1/2056	(1,825,000)	(1,804,611)
Uniform Mortgage Backed Securities 5% 3/1/2041	(1,800,000)	(1,827,352)
Uniform Mortgage Backed Securities 5% 3/1/2056	(3,825,000)	(3,842,332)
Uniform Mortgage Backed Securities 6% 3/1/2056	(1,925,000)	(1,974,554)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(59,506,882)

TOTAL TBA SALE COMMITMENTS (Proceeds $59,323,170)		(59,506,882)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Security is perpetual in nature with no stated maturity date.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,855,189 or 0.1% of net assets.

(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Zero coupon bond which is issued at a discount.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	35,589,876	352,291,989	348,350,297	318,985	(882)	-	39,530,686	39,522,782	0.1%
Total	35,589,876	352,291,989	348,350,297	318,985	(882)	-	39,530,686

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	18,815,475	-	18,815,475	-

Bank Notes
Financials	3,021,537	-	3,021,537	-

Commercial Mortgage Securities	50,298,800	-	50,298,800	-

Foreign Government and Government Agency Obligations	48,499,957	-	48,499,957	-

Municipal Securities
Education	654,147	-	654,147	-
Electric Utilities	632,920	-	632,920	-
General Obligations	4,288,714	-	4,288,714	-
Health Care	685,035	-	685,035	-
Special Tax	798,556	-	798,556	-
Transportation	2,232,613	-	2,232,613	-
Water & Sewer	543,688	-	543,688	-

Non-Convertible Corporate Bonds
Communication Services	76,612,376	-	76,612,376	-
Consumer Discretionary	52,044,119	-	52,044,119	-
Consumer Staples	63,626,365	-	63,626,365	-
Energy	67,621,756	-	67,621,756	-
Financials	359,285,353	-	359,285,353	-
Health Care	115,107,480	-	115,107,480	-
Industrials	58,893,635	-	58,893,635	-
Information Technology	74,553,737	-	74,553,737	-
Materials	25,400,030	-	25,400,030	-
Real Estate	35,633,500	-	35,633,500	-
Utilities	89,447,143	-	89,447,143	-

Preferred Securities
Energy	230,611	-	230,611	-

U.S. Government Agency - Mortgage Securities	948,696,749	-	948,696,749	-

U.S. Government Agency Obligations
Financials	11,774,703	-	11,774,703	-
Utilities	2,666,681	-	2,666,681	-

U.S. Treasury Obligations	1,735,458,577	-	1,735,458,577	-

Money Market Funds	39,530,686	39,530,686	-	-
Total Investments in Securities:	3,887,054,943	39,530,686	3,847,524,257	-
Other Financial Instruments:

TBA Sale Commitments	(59,506,882)	-	(59,506,882)	-
Total Other Financial Instruments:	(59,506,882)	-	(59,506,882)	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,886,084,975)	$3,847,524,257
Fidelity Central Funds (cost $39,530,686)	39,530,686

Total Investment in Securities (cost $3,925,615,661)		$3,887,054,943
Cash		1,049,742
Receivable for investments sold		50,769,406
Receivable for TBA sale commitments		59,323,170
Receivable for fund shares sold		5,311,394
Interest receivable		30,385,014
Distributions receivable from Fidelity Central Funds		49,572
Total assets		4,033,943,241
Liabilities
Payable for investments purchased
Regular delivery	$52,067,986
Delayed delivery	132,115,488
TBA sale commitments, at value	59,506,882
Payable for fund shares redeemed	3,409,336
Distributions payable	26,699
Total liabilities		247,126,391
Net Assets		$3,786,816,850
Net Assets consist of:
Paid in capital		$3,865,197,622
Total accumulated earnings (loss)		(78,380,772)
Net Assets		$3,786,816,850
Net Asset Value, offering price and redemption price per share ($3,786,816,850 ÷ 404,763,816 shares)		$9.36
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Dividends		$6,773
Interest		71,353,169
Income from Fidelity Central Funds		318,985
Total income		71,678,927
Expenses
Independent trustees' fees and expenses	$3,548
Total expenses		3,548
Net Investment income (loss)		71,675,379
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	509,363
Fidelity Central Funds	(882)
Total net realized gain (loss)		508,481
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	63,021,721
TBA sale commitments	(39,321)
Total change in net unrealized appreciation (depreciation)		62,982,400
Net gain (loss)		63,490,881
Net increase (decrease) in net assets resulting from operations		$135,166,260
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$71,675,379	$111,721,618
Net realized gain (loss)	508,481	(13,887,187)
Change in net unrealized appreciation (depreciation)	62,982,400	(3,987,306)
Net increase (decrease) in net assets resulting from operations	135,166,260	93,847,125
Distributions to shareholders	(70,341,537)	(105,107,626)

Share transactions
Proceeds from sales of shares	800,248,413	1,355,305,856
Reinvestment of distributions	70,220,759	105,062,649
Cost of shares redeemed	(317,904,825)	(692,627,403)

Net increase (decrease) in net assets resulting from share transactions	552,564,347	767,741,102
Total increase (decrease) in net assets	617,389,070	756,480,601

Net Assets
Beginning of period	3,169,427,780	2,412,947,179
End of period	$3,786,816,850	$3,169,427,780

Other Information
Shares
Sold	86,335,177	149,088,412
Issued in reinvestment of distributions	7,569,534	11,517,360
Redeemed	(34,290,293)	(76,209,611)
Net increase (decrease)	59,614,418	84,396,161

Financial Highlights
Fidelity Flex® U.S. Bond Index Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.18	$9.25	$8.93	$9.29	$10.68	$10.97
Income from Investment Operations
Net investment income (loss) A,B	.193	.373	.335	.266	.180	.159
Net realized and unrealized gain (loss)	.176	(.092)	.294	(.380)	(1.397)	(.192)
Total from investment operations	.369	.281	.629	(.114)	(1.217)	(.033)
Distributions from net investment income	(.189)	(.351)	(.309)	(.246)	(.173)	(.163)
Distributions from net realized gain	-	-	-	-	-	(.094)
Total distributions	(.189)	(.351)	(.309)	(.246)	(.173)	(.257)
Net asset value, end of period	$9.36	$9.18	$9.25	$8.93	$9.29	$10.68
Total Return C,D	4.06%	3.13%	7.21%	(1.22)%	(11.49)%	(.29)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	-% G,H	-% H	-% H	.01%	-% H	-% H
Expenses net of fee waivers, if any H	- % G	-%	-%	-%	-%	-%
Expenses net of all reductions, if any H	-% G	-%	-%	-%	-%	-%
Net investment income (loss)	4.19% G	4.11%	3.74%	2.95%	1.81%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$3,786,817	$3,169,428	$2,412,947	$1,711,585	$1,315,374	$1,146,646
Portfolio turnover rate I	68 % G	68%	65%	49%	55%	115%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Flex U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$73,103,553
Gross unrealized depreciation	(98,345,843)
Net unrealized appreciation (depreciation)	$(25,242,290)
Tax cost	$3,912,297,234

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(15,276,162)
Long-term	(38,473,211)
Total capital loss carryforward	$(53,749,373)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex U.S. Bond Index Fund	810,357,201	623,196,626

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.

7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Flex U.S. Bond Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.  The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of the Investment Advisers, and also considered the Investment Advisers implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9881610.108
ZUB-SANN-0426
Fidelity Flex® Funds

Fidelity Flex® Conservative Income Bond Fund

Semi-Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Flex® Conservative Income Bond Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 15.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 15.9%
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	97,134	97,260
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (b)	1,118,042	1,119,321
Ally Auto Receivables Trust Series 2025-1 Class A2, 4.03% 7/17/2028	1,780,000	1,781,072
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	984,290	986,202
AutoNation Finance Trust Series 2026-1A Class A2, 3.95% 1/11/2029 (b)	2,010,000	2,012,220
Barings Equipment Finance LLC Series 2026-A Class A2, 3.89% 4/13/2029 (b)	1,550,000	1,552,051
BMW Vehicle Lease Trust Series 2025-1 Class A2A, 4.43% 9/27/2027	1,107,954	1,111,408
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	222,430	222,781
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	226,413	226,615
Capital One Prime Auto Receivables Trust Series 2025-1 Class A2A, 3.88% 1/16/2029	1,900,000	1,901,473
CarMax Auto Owner Trust Series 2022-3 Class A3, 3.97% 4/15/2027	13,572	13,574
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	129,421	129,566
CarMax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	192,648	192,902
CarMax Auto Owner Trust Series 2025-1 Class A2A, 4.63% 3/15/2028	447,608	448,459
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	514,314	515,856
CarMax Auto Owner Trust Series 2025-3 Class A2A, 4.42% 8/15/2028	1,343,367	1,346,191
Carmax Auto Owner Trust Series 2025-4 Class A2A, 3.95% 3/15/2029	1,460,000	1,461,671
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	4,442	4,447
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	620,000	620,088
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A2, 4.56% 8/10/2028	762,005	763,330
Carvana Auto Receivables Trust Series 2024-P4 Class A2, 4.62% 2/10/2028	40,899	40,909
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	101,422	101,501
Carvana Auto Receivables Trust Series 2025-P3 Class A2, 4.07% 2/12/2029	2,154,288	2,155,159
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	154,995	155,417
Dell Equip Fin Trust Series 2025-1 Class A3, 4.61% 2/24/2031 (b)	1,222,000	1,236,756
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (b)	208,258	208,730
Dext Abs LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (b)	160,000	159,983
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (b)	288,853	289,828
Dllad LLC Series 2025-1A Class A2, 4.46% 11/20/2028 (b)	2,365,000	2,377,028
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	110,916	111,314
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	2,030,000	2,046,171
DLLMT LLC Series 2026-1A Class A2, 4.03% 7/20/2028 (b)	410,000	410,573
DRIVE Series 2025-1 Class A2, 4.87% 8/15/2028	276,728	277,108
Enterprise Fleet Financing 2025-2 LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (b)	1,481,971	1,487,770
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (b)	789,267	792,356
Enterprise Fleet Financing LLC Series 2025-3 Class A2, 4.5% 4/20/2028 (b)	1,690,000	1,698,629
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	36,364	36,454
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	2,340,000	2,374,753
Exeter Automobile Receivables Trust Series 2025-3A Class A2, 4.83% 1/18/2028	423,256	423,829
Exeter Automobile Receivables Trust Series 2025-4A Class A2, 4.53% 3/15/2028	849,278	850,457
Exeter Automobile Receivables Trust Series 2026-1A Class A2, 4.08% 9/15/2028	1,405,000	1,405,279
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	23,106	23,164
Exeter Select Automobile Receivables Trust Series 2025-2 Class A2, 4.54% 6/15/2029	637,226	638,853
Ford Credit Auto Lease Trust Series 2025-A Class A2A, 4.57% 8/15/2027	563,418	564,428
Ford Credit Auto Owner Trust Series 2021-1 Class A, 1.37% 10/17/2033 (b)	1,600,000	1,594,571
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	294,875	295,362
Ford Credit Auto Owner Trust Series 2025-A Class A2A, 4.47% 12/15/2027	936,023	938,260
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	2,330,000	2,367,406
Ford Series 2025-B Class A2A, 4.37% 3/15/2028	618,449	619,861
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	17,178	17,192
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (d)	866,894	868,452
GM Financial Automobile Leasing Trust Series 2026-1 Class A2, 3.77% 4/20/2028	2,000,000	2,000,791
GM Financial Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	188,644	188,785
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	839,822	841,336
Gm Financial Leasing Trst Series 2025-3 Class A2A, 4.19% 10/20/2027	1,471,221	1,473,889
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	550,000	552,363
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8082% 6/15/2028 (b)(c)(d)	2,200,000	2,204,703
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	2,340,000	2,371,989
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	1,200,000	1,207,096
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A2, U.S. 30-Day Avg. SOFR Index + 0.45%, 4.1082% 11/15/2028 (b)(c)(d)	1,600,000	1,600,798
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.6%, 4.2582% 3/15/2029 (b)(c)(d)	975,000	977,633
Gmf Leasing LLC Series 2025-2 Class A2A, 4.55% 7/20/2027	1,056,487	1,058,843
Halst Series 2025-A Class A2A, 4.6% 6/15/2027 (b)	446,003	447,082
Harot Series 2025-2 Class A2A, 4.3% 1/18/2028	1,039,224	1,041,383
Honda Auto Receivables Owner Trust Series 2023-2 Class A3, 4.93% 11/15/2027	534,922	537,073
Honda Auto Receivables Owner Trust Series 2025-1 Class A2, 4.53% 8/23/2027	748,886	750,308
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (b)	1,022,124	1,025,825
Hyundai Auto Lease Securitization Trust Series 2025-C Class A2A, 4.37% 1/18/2028 (b)	773,302	775,898
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	278,397	278,729
Hyundai Auto Receivables Trust Series 2025-B Class A2A, 4.45% 8/15/2028	769,961	772,225
John Deere Owner Trust Series 2024-C Class A2B, U.S. 30-Day Avg. SOFR Index + 0.43%, 4.0882% 8/16/2027 (c)(d)	243,039	243,127
Kubota Credit Owner Trust 2025-2 Series 2025-2A Class A2, 4.48% 4/17/2028 (b)	680,000	683,254
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (b)	1,039,437	1,043,463
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (b)	601,739	604,528
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (b)	50,909	50,984
MBART Series 2025-1 Class A2A, 4.5% 2/15/2028	271,150	271,546
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	15,535	15,547
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	1,830,000	1,843,971
Mercedes-Benz Auto Lease Trust Series 2025-A Class A2A, 4.57% 4/17/2028	925,133	929,300
Mercedes-Benz Auto Receivables Trust Series 2022-1 Class A3, 5.21% 8/16/2027	140,258	140,558
Porsche Innovative Lease Owner Trust Series 2025-1A Class A2A, 4.6% 12/20/2027 (b)	498,127	499,636
Santander Drive Auto Receivables Trust Series 2025-2 Class A2, 4.71% 6/15/2028	506,091	506,672
Santander Drive Auto Receivables Trust Series 2026-1 Class A2, 4.04% 3/15/2029	1,355,000	1,355,191
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	335,943	337,441
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	594,880	596,012
SBNA Auto Lease Trust Series 2025-A Class A3, 4.83% 4/20/2028 (b)	600,000	602,877
SCLP Series 2025-4 Class A, 4.24% 8/25/2035 (b)	1,378,368	1,381,028
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (b)	338,889	339,265
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	1,806,794	1,827,226
SFS Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	36,962	36,983
SFS Auto Receivables Securitization Trust Series 2025-2A Class A2, 4.52% 11/20/2028 (b)	639,709	641,209
Sfs Auto Receivables Securitization Trust Series 2025-3A Class A2, 4.11% 3/20/2029 (b)	1,495,056	1,496,877
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (b)	2,100,000	2,101,468
Sfuel Series 2025-BA Class A2, 4.31% 5/22/2028 (b)	1,710,000	1,715,566
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)	261,143	261,878
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A2, 4.06% 6/20/2028 (b)	1,239,000	1,241,960
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A Class A2, 4.14% 6/20/2028 (b)	1,229,812	1,232,080
Toyota Auto Receivables 2022-C Owner Tr Series 2022-C Class A3, 3.76% 4/15/2027	26,054	26,052
Toyota Auto Receivables Owner Trust Series 2023-A Class A3, 4.63% 9/15/2027	207,489	207,898
Toyota Auto Receivables Owner Trust Series 2025-B Class A2A, 4.46% 3/15/2028	1,049,619	1,052,185
Toyota Auto Receivables Owner Trust Series 2026-A Class A2A, 3.8% 12/15/2028	2,100,000	2,100,939
Toyota Lease Owner Trust Series 2024-B Class A3, 4.21% 9/20/2027 (b)	2,050,759	2,053,348
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (b)	367,661	368,396
Toyota Lease Owner Trust Series 2026-A Class A2A, 3.7% 2/22/2028 (b)	2,050,000	2,048,710
USAA Auto Owner Trust Series 2025-A Class A2, 3.98% 3/15/2028 (b)	1,830,000	1,831,066
USB Auto Owner Trust 2025-1 Series 2025-1A Class A2, 4.51% 6/15/2028 (b)	900,453	902,316
Verizon Master Trust Series 2025-3 Class A1B, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.2082% 3/20/2030 (c)(d)	1,675,000	1,677,957
Volkswagen Auto Lease Trust Series 2025-B Class A2A, 3.97% 4/20/2028	1,525,000	1,526,321
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	452,403	453,476
Volvo Financial Equipment LLC Series 2024-1A Class A2, 4.56% 5/17/2027 (b)	221,756	221,955
Wheels Fleet Lease Funding LLC Series 2025-1A Class A2, CME Term SOFR 1 month Index + 0%, 4.9868% 1/18/2040 (b)(c)(d)	1,381,396	1,387,750
Woart Series 2025-B Class A2A, 4.38% 8/15/2028	2,102,433	2,106,537
Woart Series 2025-C Class A2A, 4.19% 10/16/2028	1,640,817	1,643,164
World Omni Auto Receivables Tr Series 2024-A Class A3, 4.86% 3/15/2029	1,236,855	1,245,412
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	436,689	437,202
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	2,118,797	2,129,003
World Omni Select Auto Trust Series 2025-A Class A2A, 4.14% 5/15/2030	2,370,000	2,375,306
TOTAL UNITED STATES		110,975,429
TOTAL ASSET-BACKED SECURITIES (Cost $110,794,076)		110,975,429

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Banks - 0.2%
Truist Bank 4.671% 5/20/2027 (d) (Cost $1,701,137)	1,700,000	1,702,328

Non-Convertible Corporate Bonds - 38.6%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.6%
Financials - 0.3%
Banks - 0.3%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.13% 11/27/2026 (b)(c)(d)	2,000,000	2,003,443
Materials - 0.3%
Metals & Mining - 0.3%
Glencore Funding LLC 1.625% 4/27/2026 (b)	300,000	298,844
Glencore Funding LLC U.S. SOFR Averages Index + 0.75%, 4.4308% 10/1/2026 (b)(c)(d)	1,575,000	1,578,191
TOTAL MATERIALS		1,877,035
TOTAL AUSTRALIA		3,880,478
CANADA - 4.3%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 3.85% 6/1/2027	700,000	699,908
Enbridge Inc 4.25% 12/1/2026	900,000	901,123
TOTAL ENERGY		1,601,031
Financials - 4.1%
Banks - 4.1%
Bank of Montreal 4.1% 12/15/2027 (d)	2,600,000	2,602,245
Bank of Montreal 4.4375% 9/22/2028 (d)	2,400,000	2,404,378
Bank of Montreal 4.567% 9/10/2027 (d)	1,776,000	1,782,205
Bank of Montreal U.S. SOFR Averages Index + 0.88%, 4.5799% 9/10/2027 (c)(d)	1,380,000	1,383,802
Bank of Nova Scotia/The 2.7% 8/3/2026	1,600,000	1,592,016
Bank of Nova Scotia/The U.S. SOFR Index + 0.76%, 4.4498% 9/15/2028 (c)(d)	1,780,000	1,782,612
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.8%, 4.5123% 9/8/2028 (c)(d)	2,400,000	2,406,262
Federation des Caisses Desjardins du Quebec U.S. SOFR Index + 0.63%, 4.298% 1/27/2027 (b)(c)(d)	1,500,000	1,504,350
National Bank of Canada 4.95% 2/1/2028 (d)	1,466,000	1,478,967
National Bank of Canada 5.6% 7/2/2027 (d)	1,600,000	1,608,494
National Bank of Canada U.S. SOFR Index + 0.77%, 4.4365% 1/20/2029 (c)(d)	1,700,000	1,701,938
Royal Bank of Canada 5.069% 7/23/2027 (d)	1,700,000	1,707,471
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 4.3865% 10/18/2027 (c)(d)	1,400,000	1,403,897
Royal Bank of Canada U.S. SOFR Averages Index + 0.82%, 4.5074% 3/27/2028 (c)(d)	1,300,000	1,304,219
Royal Bank of Canada U.S. SOFR Index + 0.7%, 4.3695% 11/3/2028 (c)(d)	1,900,000	1,902,702
Toronto Dominion Bank U.S. SOFR Index + 0.62%, 4.3095% 12/17/2026 (c)(d)	1,900,000	1,904,484
TOTAL FINANCIALS		28,470,042
TOTAL CANADA		30,071,073
FINLAND - 0.2%
Financials - 0.2%
Banks - 0.2%
Nordea Bank Abp U.S. SOFR Index + 0.7%, 4.3895% 3/17/2028 (b)(c)(d)	1,520,000	1,527,501
FRANCE - 0.3%
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 2.591% 1/20/2028 (b)(d)	550,000	543,167
Credit Agricole SA 5.589% 7/5/2026 (b)	1,500,000	1,508,359

TOTAL FRANCE		2,051,526
GERMANY - 1.8%
Consumer Discretionary - 1.0%
Automobiles - 1.0%
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 4.4711% 8/13/2026 (b)(c)(d)	1,300,000	1,303,575
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.63%, 4.297% 7/31/2026 (b)(c)(d)	900,000	901,582
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.78%, 4.4608% 4/1/2027 (b)(c)(d)	1,600,000	1,607,010
Volkswagen Group of America Finance LLC U.S. SOFR Index + 0.83%, 4.5175% 3/20/2026 (b)(c)(d)	1,600,000	1,600,536
Volkswagen Group of America Finance LLC U.S. SOFR Index + 1.06%, 4.7322% 8/14/2026 (b)(c)(d)	1,279,000	1,283,233
TOTAL CONSUMER DISCRETIONARY		6,695,936
Financials - 0.8%
Capital Markets - 0.8%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (d)	1,600,000	1,580,565
Deutsche Bank AG/New York NY 2.552% 1/7/2028 (d)	2,300,000	2,271,173
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (d)	2,100,000	2,123,744
TOTAL FINANCIALS		5,975,482
TOTAL GERMANY		12,671,418
IRELAND - 0.3%
Financials - 0.3%
Banks - 0.2%
Bank of Ireland Group PLC 2.029% 9/30/2027 (b)(d)	1,300,000	1,284,551
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	1,000,000	990,322
TOTAL IRELAND		2,274,873
ITALY - 0.2%
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Finance International NV 1.625% 7/12/2026 (b)(e)	1,300,000	1,288,015
JAPAN - 0.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
NTT Finance Corp 1.162% 4/3/2026 (b)	1,390,000	1,386,812
NTT Finance Corp 4.567% 7/16/2027 (b)	200,000	201,814
TOTAL COMMUNICATION SERVICES		1,588,626
Financials - 0.5%
Banks - 0.5%
Mizuho Financial Group Inc 1.234% 5/22/2027 (d)	960,000	954,302
Sumitomo Mitsui Financial Group Inc 1.402% 9/17/2026	1,000,000	987,050
Sumitomo Mitsui Financial Group Inc 2.632% 7/14/2026	1,400,000	1,393,706
TOTAL FINANCIALS		3,335,058
TOTAL JAPAN		4,923,684
NETHERLANDS - 2.5%
Financials - 1.9%
Banks - 1.9%
ABN AMRO Bank NV 6.339% 9/18/2027 (b)(d)	2,300,000	2,328,759
ABN AMRO Bank NV U.S. SOFR Averages Index + 1.78%, 5.4683% 9/18/2027 (b)(c)(d)	1,100,000	1,108,465
Cooperatieve Rabobank UA 3.649% 4/6/2028 (b)(d)	680,000	677,975
Cooperatieve Rabobank UA 4.655% 8/22/2028 (b)(d)	2,000,000	2,019,328
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	1,100,000	1,102,388
Cooperatieve Rabobank UA/NY U.S. SOFR Index + 0.41%, 4.076% 1/14/2028 (c)(d)	2,700,000	2,702,474
ING Groep NV 1.726% 4/1/2027 (d)	1,300,000	1,297,537
ING Groep NV 6.083% 9/11/2027 (d)	2,260,000	2,284,467
TOTAL FINANCIALS		13,521,393
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
NXP BV / NXP Funding LLC / NXP USA Inc 3.15% 5/1/2027	1,980,000	1,962,575
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	2,122,000	2,120,361
TOTAL INFORMATION TECHNOLOGY		4,082,936
TOTAL NETHERLANDS		17,604,329
SWEDEN - 0.2%
Financials - 0.2%
Banks - 0.2%
Swedbank AB 6.136% 9/12/2026 (b)	1,500,000	1,517,809
SWITZERLAND - 0.7%
Financials - 0.7%
Capital Markets - 0.7%
UBS Group AG 1.494% 8/10/2027 (b)(d)	1,600,000	1,582,088
UBS Group AG 4.703% 8/5/2027 (b)(d)	1,810,000	1,814,759
UBS Group AG 6.327% 12/22/2027 (b)(d)	1,330,000	1,354,650

TOTAL SWITZERLAND		4,751,497
UNITED KINGDOM - 2.7%
Financials - 2.5%
Banks - 2.5%
Barclays PLC 4.337% 1/10/2028	1,500,000	1,504,125
Barclays PLC 5.829% 5/9/2027 (d)	2,300,000	2,307,408
HSBC Holdings PLC 2.251% 11/22/2027 (d)	2,000,000	1,976,893
HSBC Holdings PLC 5.887% 8/14/2027 (d)	1,500,000	1,512,754
HSBC Holdings PLC U.S. SOFR Index + 1.03%, 4.7838% 3/3/2029 (c)(d)	1,300,000	1,309,286
Lloyds Banking Group PLC 1.627% 5/11/2027 (d)	1,600,000	1,592,362
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.56%, 5.2259% 8/7/2027 (c)(d)	500,000	502,657
NatWest Group PLC 1.642% 6/14/2027 (d)	2,200,000	2,185,174
NatWest Group PLC 5.583% 3/1/2028 (d)	1,810,000	1,838,739
NatWest Group PLC 5.847% 3/2/2027 (d)	2,500,000	2,500,000
TOTAL FINANCIALS		17,229,398
Health Care - 0.2%
Pharmaceuticals - 0.2%
GlaxoSmithKline Capital PLC U.S. SOFR Index + 0.5%, 4.1929% 3/12/2027 (c)(d)	1,707,000	1,712,206
TOTAL UNITED KINGDOM		18,941,604
UNITED STATES - 24.1%
Consumer Discretionary - 2.0%
Automobiles - 1.5%
American Honda Finance Corp U.S. SOFR Index + 0.55%, 4.2181% 5/11/2026 (c)(d)	1,400,000	1,401,031
American Honda Finance Corp U.S. SOFR Index + 0.65%, 4.328% 11/19/2027 (c)(d)	2,500,000	2,503,357
American Honda Finance Corp U.S. SOFR Index + 0.65%, 4.3375% 5/20/2026 (c)(d)	1,600,000	1,602,088
General Motors Financial Co Inc 5.25% 3/1/2026	1,300,000	1,300,312
General Motors Financial Co Inc 5.4% 4/6/2026	1,300,000	1,301,401
Hyundai Capital America 5.45% 6/24/2026 (b)	737,000	740,018
Hyundai Capital America U.S. SOFR Index + 1.12%, 4.8075% 6/23/2027 (b)(c)(d)	1,380,000	1,389,913
		10,238,120
Specialty Retail - 0.5%
O'Reilly Automotive Inc 5.75% 11/20/2026	2,131,000	2,156,051
Ross Stores Inc 0.875% 4/15/2026	1,400,000	1,394,793
		3,550,844
TOTAL CONSUMER DISCRETIONARY		13,788,964
Consumer Staples - 0.6%
Beverages - 0.3%
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.2522% 11/15/2026 (c)(d)	1,760,000	1,762,014
Consumer Staples Distribution & Retail - 0.3%
Mars Inc 4.45% 3/1/2027 (b)	643,000	648,258
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.0986% 4/28/2027 (c)(d)	1,433,000	1,437,125
		2,085,383
TOTAL CONSUMER STAPLES		3,847,397
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Chevron USA Inc U.S. SOFR Averages Index + 0.36%, 4.0302% 2/26/2027 (c)(d)	1,435,000	1,438,173
Plains All American Pipeline LP / PAA Finance Corp 4.5% 12/15/2026	1,800,000	1,805,532
Williams Cos Inc/The 5.4% 3/2/2026	400,000	399,999
TOTAL ENERGY		3,643,704
Financials - 16.6%
Banks - 8.9%
Bank of America Corp 1.658% 3/11/2027 (d)	2,140,000	2,138,796
Bank of America Corp 1.734% 7/22/2027 (d)	2,300,000	2,279,353
Bank of America Corp 3.559% 4/23/2027 (d)	1,600,000	1,598,839
Bank of America Corp 3.705% 4/24/2028 (d)	1,550,000	1,545,049
Bank of America Corp 5.933% 9/15/2027 (d)	1,310,000	1,324,076
Bank of America Corp U.S. SOFR Index + 0.83%, 4.5002% 1/24/2029 (c)(d)	1,900,000	1,907,482
Citibank NA U.S. SOFR Index + 0.708%, 4.375% 8/6/2026 (c)(d)	1,300,000	1,301,867
Citibank NA U.S. SOFR Index + 0.712%, 4.39% 11/19/2027 (c)(d)	1,400,000	1,403,516
Citibank NA U.S. SOFR Index + 0.781%, 4.451% 5/29/2027 (c)(d)	1,000,000	1,006,490
Citigroup Inc 1.462% 6/9/2027 (d)	1,950,000	1,936,247
Citigroup Inc U.S. SOFR Index + 1.1143%, 4.8127% 5/7/2028 (c)(d)	1,300,000	1,307,461
Fifth Third Bancorp 1.707% 11/1/2027 (d)	2,000,000	1,970,264
Huntington National Bank/The U.S. SOFR Index + 0.72%, 4.3853% 4/12/2028 (c)(d)	2,373,000	2,375,831
JPMorgan Chase & Co 1.47% 9/22/2027 (d)	1,500,000	1,478,890
JPMorgan Chase & Co 1.578% 4/22/2027 (d)	1,600,000	1,594,444
JPMorgan Chase & Co 2.947% 2/24/2028 (d)	2,380,000	2,355,962
JPMorgan Chase & Co 3.782% 2/1/2028 (d)	1,700,000	1,696,332
JPMorgan Chase & Co 6.07% 10/22/2027 (d)	1,200,000	1,216,434
Morgan Stanley Bank NA 4.447% 10/15/2027 (d)	700,000	702,511
Morgan Stanley Bank NA U.S. SOFR Index + 0.685%, 4.3512% 10/15/2027 (c)(d)	1,400,000	1,402,828
Morgan Stanley Bank NA U.S. SOFR Index + 1.165%, 4.8359% 10/30/2026 (c)(d)	900,000	905,162
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 4.4373% 7/6/2028 (c)(d)	1,700,000	1,704,012
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.78%, 4.4522% 11/17/2028 (c)(d)	1,900,000	1,904,769
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (d)	1,500,000	1,506,427
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (d)	2,050,000	2,083,949
PNC Financial Services Group Inc/The U.S. SOFR Index + 0.62%, 4.2876% 1/26/2029 (c)(d)	1,693,000	1,692,391
Truist Bank U.S. SOFR Index + 0.66%, 4.328% 1/27/2029 (c)(d)	1,600,000	1,599,456
Truist Bank U.S. SOFR Index + 0.77%, 4.4376% 7/24/2028 (c)(d)	1,700,000	1,703,264
Truist Financial Corp 1.267% 3/2/2027 (d)	1,000,000	1,000,000
Truist Financial Corp 6.047% 6/8/2027 (d)	2,000,000	2,009,993
US Bancorp 6.787% 10/26/2027 (d)	2,100,000	2,139,345
US Bank NA/Cincinnati OH 4.507% 10/22/2027 (d)	698,000	700,898
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.91%, 4.5822% 5/15/2028 (c)(d)	2,100,000	2,110,928
Wells Fargo & Co 3.196% 6/17/2027 (d)	2,200,000	2,194,567
Wells Fargo & Co 3.526% 3/24/2028 (d)	2,380,000	2,367,699
Wells Fargo & Co 4.9% 1/24/2028 (d)	1,800,000	1,814,198
Wells Fargo & Co 5.707% 4/22/2028 (d)	700,000	712,816
Wells Fargo & Co U.S. SOFR Index + 0.78%, 4.4476% 1/24/2028 (c)(d)	1,500,000	1,503,870
		62,196,416
Capital Markets - 4.7%
Athene Global Funding 1.608% 6/29/2026 (b)	2,250,000	2,231,483
Athene Global Funding 4.86% 8/27/2026 (b)	2,300,000	2,308,333
Athene Global Funding U.S. SOFR Averages Index + 0.83%, 4.4966% 1/7/2027 (b)(c)(d)	2,000,000	2,002,774
Bank of New York Mellon Corp/The 4.947% 4/26/2027 (d)	1,600,000	1,602,583
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.68%, 4.3894% 6/9/2028 (c)(d)	1,600,000	1,604,884
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.83%, 4.4963% 7/21/2028 (c)(d)	2,048,000	2,058,608
Bank of New York Mellon U.S. SOFR Averages Index + 0.71%, 4.3765% 4/20/2027 (c)(d)	2,000,000	2,001,187
Equitable America Global Funding U.S. SOFR Index + 0.71%, 4.3998% 9/15/2027 (b)(c)(d)	1,887,000	1,887,754
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (d)	1,805,000	1,803,899
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (d)	1,200,000	1,184,227
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (d)	1,600,000	1,578,463
Goldman Sachs Group Inc/The 4.387% 6/15/2027 (d)	1,800,000	1,801,548
Goldman Sachs Group Inc/The U.S. SOFR Index + 0.71%, 4.3763% 1/21/2029 (c)(d)	2,200,000	2,200,419
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 4.9569% 4/23/2028 (c)(d)	1,119,000	1,127,475
Morgan Stanley 1.512% 7/20/2027 (d)	1,750,000	1,733,758
Morgan Stanley 1.593% 5/4/2027 (d)	2,610,000	2,599,005
Sammons Financial Group Global Funding U.S. SOFR Index + 0.85%, 4.5895% 9/2/2027 (b)(c)(d)	1,700,000	1,709,809
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 4.127% 11/25/2026 (c)(d)	831,000	832,391
State Street Corp U.S. SOFR Index + 0.95%, 4.6176% 4/24/2028 (c)(d)	699,000	702,712
		32,971,312
Consumer Finance - 1.4%
American Express Co 4.009% 2/9/2029 (d)	2,000,000	2,005,967
American Express Co 5.389% 7/28/2027 (d)	1,500,000	1,508,039
American Express Co 5.645% 4/23/2027 (d)	1,000,000	1,002,212
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.1153% 4/10/2026 (c)(d)	1,400,000	1,400,391
Toyota Motor Credit Corp U.S. SOFR Index + 0.43%, 4.1% 6/9/2027 (c)(d)	2,600,000	2,604,238
Toyota Motor Credit Corp U.S. SOFR Index + 0.77%, 4.4345% 8/7/2026 (c)(d)	1,309,000	1,312,521
		9,833,368
Insurance - 1.6%
Brown & Brown Inc 4.6% 12/23/2026	515,000	517,518
Corebridge Global Funding 5.35% 6/24/2026 (b)	1,360,000	1,365,895
Corebridge Global Funding U.S. SOFR Index + 1.3%, 4.9874% 9/25/2026 (b)(c)(d)	1,870,000	1,879,218
Equitable Financial Life Global Funding 1.7% 11/12/2026 (b)	1,400,000	1,377,926
Equitable Financial Life Global Funding 4.6% 4/1/2027 (b)	947,000	953,808
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	1,164,000	1,172,479
Jackson National Life Global Funding U.S. SOFR Index + 0.89%, 4.5994% 6/9/2027 (b)(c)(d)	1,500,000	1,503,134
Protective Life Global Funding 5.209% 4/14/2026 (b)	1,000,000	1,001,429
Trinity Acq PLC 4.4% 3/15/2026	1,600,000	1,599,956
		11,371,363
TOTAL FINANCIALS		116,372,459
Health Care - 0.8%
Biotechnology - 0.5%
AbbVie Inc 4.279% 3/3/2028 (d)	2,100,000	2,104,284
Gilead Sciences Inc 3.65% 3/1/2026	1,500,000	1,500,105
		3,604,389
Pharmaceuticals - 0.3%
Merck & Co Inc U.S. SOFR Index + 0.46%, 4.1498% 9/15/2027 (c)(d)	1,729,000	1,737,292
Pfizer Inc U.S. SOFR Index + 0.5%, 4.1722% 11/15/2027 (c)(d)	525,000	526,848
		2,264,140
TOTAL HEALTH CARE		5,868,529
Industrials - 1.0%
Aerospace & Defense - 0.2%
L3Harris Technologies Inc 3.85% 12/15/2026	1,253,000	1,252,122
Industrial Conglomerates - 0.2%
Trane Technologies Financing Ltd 3.5% 3/21/2026	1,440,000	1,439,239
Machinery - 0.6%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.4%, 4.0656% 1/10/2028 (c)(d)	2,700,000	2,703,930
Caterpillar Financial Services Corp U.S. SOFR Index + 0.69%, 4.3562% 10/16/2026 (c)(d)	1,300,000	1,304,147
		4,008,077
TOTAL INDUSTRIALS		6,699,438
Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp U.S. SOFR Index + 0.53%, 4.2022% 11/15/2027 (c)(d)	2,236,000	2,240,035
Dell International LLC / EMC Corp 4.9% 10/1/2026	1,640,000	1,645,718
Dell International LLC / EMC Corp 6.02% 6/15/2026	362,000	362,251
		4,248,004
Software - 0.5%
Oracle Corp 2.65% 7/15/2026	1,650,000	1,640,120
VMware LLC 1.4% 8/15/2026	1,700,000	1,679,896
		3,320,016
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co 1.75% 4/1/2026	1,600,000	1,596,947
Hewlett Packard Enterprise Co 4.45% 9/25/2026	654,000	655,927
		2,252,874
TOTAL INFORMATION TECHNOLOGY		9,820,894
Real Estate - 0.5%
Office REITs - 0.2%
COPT Defense Properties LP 2.25% 3/15/2026	1,550,000	1,548,856
Specialized REITs - 0.3%
American Tower Corp 2.75% 1/15/2027	2,000,000	1,979,294
TOTAL REAL ESTATE		3,528,150
Utilities - 0.7%
Electric Utilities - 0.5%
DTE Electric Co 4.25% 5/14/2027	281,000	282,933
Eversource Energy 4.75% 5/15/2026	1,050,000	1,051,443
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	776,000	784,800
Oncor Electric Delivery Co LLC 4.5% 3/20/2027 (b)	927,000	933,581
		3,052,757
Multi-Utilities - 0.2%
Dominion Energy Inc 1.45% 4/15/2026	1,500,000	1,495,439
TOTAL UTILITIES		4,548,196
TOTAL UNITED STATES		168,117,731
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $268,719,023)		269,621,538

Repurchase Agreements - 0.9%
	Maturity Amount ($)	Value ($)
Repurchase Agreements* (Cost $6,500,000)	6,655,095	6,500,000

Certificates of Deposit - 10.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.33%, 4% 7/22/2026 (c)(d)	4.00	2,500,000	2,501,372
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.33%, 4% 8/13/2026 (c)(d)	4.00	2,500,000	2,501,435
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.37%, 4.04% 1/19/2027 (c)(d)	4.04	3,000,000	2,999,964
Barclays Bank PLC/NY yankee U.S. SOFR Index + 0.37%, 4.04% 10/23/2026 (c)(d)	4.04	3,000,000	2,997,305
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.34%, 4.01% 10/16/2026 (c)(d)	4.01	3,000,000	2,999,996
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.35%, 4.02% 2/9/2027 (c)(d)	4.02	3,000,000	2,999,996
Commonwealth Bank of Australia/New York NY yankee U.S. SOFR Index + 0.3%, 3.97% 10/13/2026 (c)(d)	3.97	3,000,000	3,001,635
Commonwealth Bank of Australia/New York NY yankee U.S. SOFR Index + 0.31%, 3.98% 11/10/2026 (c)(d)	3.98	3,000,000	3,001,651
Lloyds Bank Corporate Markets PLC/New York NY yankee U.S. SOFR Index + 0.34%, 4.01% 8/21/2026 (c)(d)	4.01	2,500,000	2,499,993
Lloyds Bank Corporate Markets PLC/New York NY yankee U.S. SOFR Index + 0.34%, 4.01% 9/8/2026 (c)(d)	4.01	3,000,000	2,999,983
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.35%, 4.02% 1/15/2027 (c)(d)	4.02	3,000,000	2,999,963
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.35%, 4.02% 9/10/2026 (c)(d)	4.02	3,000,000	2,999,980
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.35%, 4.02% 9/2/2026 (c)(d)	4.02	3,000,000	2,999,991
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.36%, 4.03% 7/23/2026 (c)(d)	4.03	2,500,000	2,499,970
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.35%, 4.02% 5/4/2026 (c)(d)	4.02	1,500,000	1,500,648
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.4%, 4.07% 5/8/2026 (c)(d)	4.07	1,000,000	1,000,552
Nordea Bank Abp/New York NY yankee U.S. SOFR Index + 0.35%, 4.02% 1/4/2027 (c)(d)	4.02	3,000,000	3,002,421
Royal Bank of Canada/New York NY yankee U.S. SOFR Index + 0.31%, 3.98% 10/2/2026 (c)(d)	3.98	3,000,000	3,001,898
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.35%, 4.02% 7/24/2026 (c)(d)	4.02	2,500,000	2,499,998
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.35%, 4.02% 8/31/2026 (c)(d)	4.02	3,000,000	2,999,998
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.37%, 4.04% 10/30/2026 (c)(d)	4.02	3,000,000	2,999,998
Svenska Handelsbanken/New York NY yankee U.S. SOFR Index + 0.3%, 3.97% 10/7/2026 (c)(d)	3.97	3,000,000	3,001,667
Svenska Handelsbanken/New York NY yankee U.S. SOFR Index + 0.35%, 4.02% 4/8/2026 (c)(d)	4.02	1,500,000	1,500,412
Svenska Handelsbanken/New York NY yankee U.S. SOFR Index + 0.4%, 4.07% 4/15/2026 (c)(d)	4.07	1,000,000	1,000,383
Toronto-Dominion Bank/NY yankee U.S. SOFR Index + 0.32%, 3.99% 10/1/2026 (c)(d)	3.99	3,000,000	3,001,632
UBS AG/Stamford CT yankee U.S. SOFR Index + 0.41%, 4.0908% 10/2/2026 (c)(d)	4.09	1,500,000	1,501,528
Westpac Banking Corp/NY yankee U.S. SOFR Index + 0.3%, 3.97% 10/19/2026 (c)(d)	3.97	3,000,000	3,001,488
TOTAL CERTIFICATES OF DEPOSIT (Cost $70,000,000)			70,015,857

Commercial Paper - 4.3%
	Yield (%) (f)	Principal Amount (a)	Value ($)
Bank of Montreal U.S. SOFR Index + 0.45%, 4.1% 4/8/2026 (c)(d)	4.10	1,500,000	1,500,523
DNB Bank ASA yankee 3.85% 4/16/2026	3.93	1,000,000	995,171
HSBC USA Inc U.S. SOFR Index + 0.53%, 4.2% 7/7/2026 (c)(d)	4.20	2,500,000	2,499,966
HSBC USA Inc U.S. SOFR Index + 0.55%, 4.22% 4/30/2026 (c)(d)	4.22	1,000,000	1,000,538
ING US Funding LLC U.S. SOFR Index + 0.3%, 3.97% 4/2/2026 (c)(d)	3.97	2,500,000	2,500,466
National Australia Bank Ltd U.S. SOFR Index + 0.27%, 3.94% 8/13/2026 (c)(d)	3.94	3,000,000	3,001,209
National Bank of Canada U.S. SOFR Index + 0.33%, 4% 8/14/2026 (c)(d)	4.00	2,500,000	2,499,997
Nordea Bank Abp U.S. SOFR Index + 0.25%, 3.92% 7/14/2026 (c)(d)	3.92	3,000,000	3,001,560
Nordea Bank Abp U.S. SOFR Index + 0.26%, 3.93% 8/4/2026 (c)(d)	3.93	3,000,000	3,001,674
Royal Bank of Canada 3.95% 3/25/2026	4.03	2,000,000	1,994,680
Svenska Handelsbanken AB U.S. SOFR Index + 0.3%, 3.97% 10/19/2026 (c)(d)	3.97	3,000,000	3,001,603
Toronto Dominion Bank U.S. SOFR Index + 0.45%, 4.12% 4/27/2026 (c)(d)	4.12	1,000,000	1,000,598
Toronto Dominion Bank yankee 3.85% 5/4/2026	3.93	3,000,000	2,979,339
Westpac Banking Corp U.S. SOFR Index + 0.4%, 4.07% 4/10/2026 (c)(d)	4.07	1,000,000	1,000,325
TOTAL COMMERCIAL PAPER (Cost $29,968,955)			29,977,649

U.S. Treasury Obligations - 22.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 3/19/2026	3.58	15,000,000	14,974,282
US Treasury Bills 0% 4/2/2026	3.59	23,000,000	22,928,205
US Treasury Bills 0% 5/7/2026	3.73 to 3.75	30,000,000	29,802,000
US Treasury Bills 0% 6/18/2026	3.55	15,000,000	14,839,395
US Treasury Bills 0% 7/2/2026	3.53	23,000,000	22,721,738
US Treasury Notes 0.75% 5/31/2026	3.70	5,000,000	4,963,594
US Treasury Notes 3.5% 9/30/2026	3.66 to 4.36	31,300,000	31,272,185
US Treasury Notes 3.625% 8/31/2027	3.57	13,000,000	13,034,023
TOTAL U.S. TREASURY OBLIGATIONS (Cost $154,440,450)			154,535,422

Money Market Funds - 8.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $57,707,113)	3.70	57,695,574	57,707,113

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $699,830,754)	701,035,336
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(1,517,874)
NET ASSETS - 100.0%	699,517,462

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $115,338,865 or 16.5% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
Mizuho Securities U.S.A., Inc.	4.33(h)	12/2025	6/2026	3,000,000	3,065,671	Corporate Debt Securities	5.29	8/2027	3,259,371
Wells Fargo Securities, LLC	4.38(h)	2/2026	9/2026	3,500,000	3,589,424	Corporate Debt Securities	2.0	6/2029	3,790,167
Total Repurchase Agreements				6,500,000	6,655,095				7,049,538

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	90,203,374	189,592,267	222,088,988	1,419,611	460	-	57,707,113	57,695,574	0.1%
Total	90,203,374	189,592,267	222,088,988	1,419,611	460	-	57,707,113

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	110,975,429	-	110,975,429	-

Bank Notes
Financials	1,702,328	-	1,702,328	-

Non-Convertible Corporate Bonds
Communication Services	1,588,626	-	1,588,626	-
Consumer Discretionary	20,484,900	-	20,484,900	-
Consumer Staples	3,847,397	-	3,847,397	-
Energy	5,244,735	-	5,244,735	-
Financials	199,030,481	-	199,030,481	-
Health Care	7,580,735	-	7,580,735	-
Industrials	6,699,438	-	6,699,438	-
Information Technology	13,903,830	-	13,903,830	-
Materials	1,877,035	-	1,877,035	-
Real Estate	3,528,150	-	3,528,150	-
Utilities	5,836,211	-	5,836,211	-

Repurchase Agreements
Financials	6,500,000	-	6,500,000	-

Certificates of Deposit	70,015,857	-	70,015,857	-

Commercial Paper	29,977,649	-	29,977,649	-

U.S. Treasury Obligations	154,535,422	-	154,535,422	-

Money Market Funds	57,707,113	57,707,113	-	-
Total Investments in Securities:	701,035,336	57,707,113	643,328,223	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $6,500,000) - See accompanying schedule:
Unaffiliated issuers (cost $642,123,641)	$643,328,223
Fidelity Central Funds (cost $57,707,113)	57,707,113

Total Investment in Securities (cost $699,830,754)		$701,035,336
Receivable for fund shares sold		1,169,590
Interest receivable		3,475,237
Distributions receivable from Fidelity Central Funds		140,912
Total assets		705,821,075
Liabilities
Payable to custodian bank	$257,258
Payable for investments purchased	5,341,929
Payable for fund shares redeemed	699,486
Distributions payable	4,940
Total liabilities		6,303,613
Net Assets		$699,517,462
Net Assets consist of:
Paid in capital		$698,113,219
Total accumulated earnings (loss)		1,404,243
Net Assets		$699,517,462
Net Asset Value, offering price and redemption price per share ($699,517,462 ÷ 69,646,975 shares)		$10.04
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Interest		$12,102,430
Income from Fidelity Central Funds		1,419,611
Total income		13,522,041
Expenses
Independent trustees' fees and expenses	$662
Total expenses		662
Net Investment income (loss)		13,521,379
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	310,984
Fidelity Central Funds	460
Total net realized gain (loss)		311,444
Change in net unrealized appreciation (depreciation) on investment securities		26,017
Net gain (loss)		337,461
Net increase (decrease) in net assets resulting from operations		$13,858,840
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,521,379	$24,473,502
Net realized gain (loss)	311,444	676,780
Change in net unrealized appreciation (depreciation)	26,017	(34,650)
Net increase (decrease) in net assets resulting from operations	13,858,840	25,115,632
Distributions to shareholders	(14,034,237)	(24,861,263)

Share transactions
Proceeds from sales of shares	172,365,998	283,642,165
Reinvestment of distributions	14,011,390	24,852,856
Cost of shares redeemed	(77,298,435)	(165,357,062)

Net increase (decrease) in net assets resulting from share transactions	109,078,953	143,137,959
Total increase (decrease) in net assets	108,903,556	143,392,328

Net Assets
Beginning of period	590,613,906	447,221,578
End of period	$699,517,462	$590,613,906

Other Information
Shares
Sold	17,163,346	28,254,371
Issued in reinvestment of distributions	1,395,477	2,475,175
Redeemed	(7,697,139)	(16,473,621)
Net increase (decrease)	10,861,684	14,255,925

Financial Highlights
Fidelity Flex® Conservative Income Bond Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.05	$10.04	$9.99	$9.97	$10.03	$10.04
Income from Investment Operations
Net investment income (loss) A,B	.211	.480	.545	.458	.083	.053
Net realized and unrealized gain (loss)	(.001) C	.021	.051	.015	(.062)	(.006)
Total from investment operations	.210	.501	.596	.473	.021	.047
Distributions from net investment income	(.212)	(.483)	(.546)	(.453)	(.080)	(.055)
Distributions from net realized gain	(.008)	(.008)	-	-	(.001)	(.002)
Total distributions	(.220)	(.491)	(.546)	(.453)	(.081)	(.057)
Net asset value, end of period	$10.04	$10.05	$10.04	$9.99	$9.97	$10.03
Total Return D,E	2.11%	5.10%	6.11%	4.84%	.22%	.47%
Ratios to Average Net Assets B,F,G
Expenses before reductions	-% H,I	-% H	-% H	.02%	-% H	-% H
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions, if any H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	4.24% I	4.79%	5.45%	4.60%	.83%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$699,517	$590,614	$447,222	$338,021	$269,089	$212,866
Portfolio turnover rate J	54 % I	71%	72%	55%	60%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Flex Conservative Income Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, U.S. government and government agency obligations, commercial paper, certificates of deposit and other Short-Term securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,242,709
Gross unrealized depreciation	(38,127)
Net unrealized appreciation (depreciation)	$1,204,582
Tax cost	$699,830,754

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Conservative Income Bond Fund	193,353,119	105,715,309

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.

7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Flex Conservative Income Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9887610.107
ZCI-SANN-0426
Fidelity® Corporate Bond Fund

Semi-Annual Report
February 28, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Corporate Bond Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 1.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.8%
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (c)	1,077,300	1,088,458
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (c)	872,813	885,163
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (c)	1,202,850	1,237,058
Jersey Mike's Funding Series 2026-1A Class A2I, 4.952% 2/15/2056 (c)	5,200,000	5,268,472
Jersey Mike's Funding Series 2026-1A Class A2II, 5.481% 2/15/2056 (c)	10,000,000	10,214,512
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (c)	1,123,775	1,163,961
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (c)	2,155,713	2,179,979
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (c)	1,281,775	1,313,071
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (c)	1,761,700	1,761,665
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (c)	1,836,750	1,832,429
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (c)	2,863,750	2,860,241
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (c)	2,014,950	2,037,788
Taco Bell Fdg LLC Series 2025-1A Class A2II, 5.049% 8/25/2055 (c)	5,286,750	5,395,088
TOTAL UNITED STATES		37,237,885
TOTAL ASSET-BACKED SECURITIES (Cost $36,660,117)		37,237,885

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Regions Banks 6.45% 6/26/2037 (Cost $1,039,779)	985,000	1,079,917

Commercial Mortgage Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (b)(c)	1,176,000	1,205,565
ELP Series 2025-ELP Class A, 4.7573% 11/13/2042 (c)	890,000	897,014
ELP Series 2025-ELP Class B, 5.0091% 11/13/2042 (b)(c)	4,952,000	4,990,793
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (b)(c)	773,000	789,005
Int Commercial Mortgage Trust Series 2025-PLAZA Class B, 5.3415% 11/5/2037 (b)(c)	848,000	868,611
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2521% 12/15/2039 (b)(c)(g)	411,000	412,027
TOTAL UNITED STATES		9,163,015
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $9,049,026)		9,163,015

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
MEXICO - 0.1%
United Mexican States 4.5% 4/22/2029 (Cost $1,999,043)	1,886,000	1,898,212

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
California - 0.0%
General Obligations - 0.0%
State of California 7.625% 3/1/2040	115,000	141,742
Ohio - 0.0%
Electric Utilities - 0.0%
American Mun Pwr Rev 8.084% 2/15/2050	525,000	676,869
TOTAL MUNICIPAL SECURITIES (Cost $915,231)		818,611

Non-Convertible Corporate Bonds - 90.5%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.8%
Financials - 0.8%
Banks - 0.8%
Commonwealth Bank of Australia 3.784% 3/14/2032 (c)	9,980,000	9,637,485
Westpac Banking Corp 5.405% 8/10/2033 (b)	6,036,000	6,292,678

TOTAL AUSTRALIA		15,930,163
BELGIUM - 0.8%
Financials - 0.8%
Banks - 0.8%
KBC Group NV 4.932% 10/16/2030 (b)(c)	7,617,000	7,811,979
KBC Group NV 5.796% 1/19/2029 (b)(c)	3,826,000	3,950,937
KBC Group NV 6.324% 9/21/2034 (b)(c)	4,700,000	5,178,220

TOTAL BELGIUM		16,941,136
BRAZIL - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Vale Overseas Ltd 6.4% 6/28/2054	6,520,000	6,799,251
CANADA - 3.4%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
Rogers Communications Inc 3.8% 3/15/2032	4,507,000	4,314,035
Rogers Communications Inc 4.55% 3/15/2052	4,154,000	3,391,961
TOTAL COMMUNICATION SERVICES		7,705,996
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc 5.077% 9/29/2035 (c)	6,400,000	6,499,630
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Canadian Natural Resources Ltd 2.95% 7/15/2030	5,193,000	4,963,469
Canadian Natural Resources Ltd 5.85% 2/1/2035	180,000	192,628
Canadian Natural Resources Ltd 6.25% 3/15/2038	4,974,000	5,370,780
Canadian Natural Resources Ltd 6.5% 2/15/2037	3,500,000	3,847,602
Cenovus Energy Inc 2.65% 1/15/2032	465,000	422,652
Cenovus Energy Inc 3.75% 2/15/2052	1,441,000	1,044,046
Cenovus Energy Inc 5.25% 6/15/2037	376,000	374,764
Cenovus Energy Inc 5.4% 6/15/2047	899,000	845,381
Cenovus Energy Inc 6.75% 11/15/2039	262,000	292,891
Enbridge Inc 5.55% 6/20/2035	5,200,000	5,452,534
Enbridge Inc 5.95% 4/5/2054	6,755,000	6,965,575
Enbridge Inc 6.7% 11/15/2053	1,300,000	1,461,918
Enbridge Inc 7.2% 6/27/2054 (b)	2,600,000	2,801,986
TransCanada PipeLines Ltd 4.25% 5/15/2028	3,697,000	3,718,446
TOTAL ENERGY		37,754,672
Financials - 0.3%
Insurance - 0.3%
Empower Finance 2020 LP 3.075% 9/17/2051 (c)	2,134,000	1,426,027
Intact Financial Corp 5.459% 9/22/2032 (c)	4,464,000	4,693,976
TOTAL FINANCIALS		6,120,003
Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
Emera US Finance LP 2.639% 6/15/2031	4,782,000	4,387,713
Emera US Finance LP 3.55% 6/15/2026	5,527,000	5,515,801
Emera US Finance LP 4.75% 6/15/2046	3,302,000	2,854,916
TOTAL UTILITIES		12,758,430
TOTAL CANADA		70,838,731
FRANCE - 1.0%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Orange SA 4.25% 1/13/2031 (c)	3,578,000	3,583,830
Orange SA 4.75% 1/13/2033 (c)	2,944,000	2,978,331
Orange SA 5% 1/13/2036 (c)	5,100,000	5,122,426
TOTAL COMMUNICATION SERVICES		11,684,587
Financials - 0.4%
Banks - 0.4%
BNP Paribas SA 1.904% 9/30/2028 (b)(c)	4,433,000	4,285,152
BNP Paribas SA 2.591% 1/20/2028 (b)(c)	1,660,000	1,639,377
BPCE SA 2.277% 1/20/2032 (b)(c)	4,556,000	4,102,924
TOTAL FINANCIALS		10,027,453
TOTAL FRANCE		21,712,040
GERMANY - 1.6%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
Volkswagen Group of America Finance LLC 1.625% 11/24/2027 (c)	4,527,000	4,341,428
Volkswagen Group of America Finance LLC 4.75% 11/13/2028 (c)	3,045,000	3,083,927
TOTAL CONSUMER DISCRETIONARY		7,425,355
Financials - 0.3%
Capital Markets - 0.1%
Deutsche Bank AG/New York NY 3.035% 5/28/2032 (b)	2,440,000	2,261,755
Insurance - 0.2%
Allianz SE 5.6% 9/3/2054 (b)(c)	4,000,000	4,090,036
TOTAL FINANCIALS		6,351,791
Health Care - 0.9%
Pharmaceuticals - 0.9%
Bayer US Finance II LLC 4.875% 6/25/2048 (c)	3,224,000	2,765,856
Bayer US Finance LLC 6.25% 1/21/2029 (c)	3,210,000	3,387,854
Bayer US Finance LLC 6.875% 11/21/2053 (c)	11,310,000	12,355,556
TOTAL HEALTH CARE		18,509,266
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.125% 9/18/2035 (c)	1,243,000	1,246,124
TOTAL GERMANY		33,532,536
IRELAND - 2.4%
Financials - 1.3%
Consumer Finance - 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	3,344,000	3,311,638
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	2,623,000	2,551,705
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	788,000	736,386
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	1,630,000	1,487,772
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	2,664,000	2,217,882
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.95% 9/10/2034	4,180,000	4,190,754
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.15% 9/30/2030	8,600,000	9,231,738
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	1,131,000	1,159,462
TOTAL FINANCIALS		24,887,337
Industrials - 0.7%
Transportation Infrastructure - 0.7%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (c)	2,250,000	2,190,732
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (c)	5,148,000	5,271,828
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (c)	804,000	831,580
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (c)	5,000,000	5,201,678
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (c)	1,538,000	1,602,972
TOTAL INDUSTRIALS		15,098,790
Materials - 0.4%
Containers & Packaging - 0.4%
Smurfit Kappa Treasury ULC 5.438% 4/3/2034	5,100,000	5,315,596
Smurfit Westrock Financing DAC 5.418% 1/15/2035	3,740,000	3,881,629
TOTAL MATERIALS		9,197,225
TOTAL IRELAND		49,183,352
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	200,000	212,230
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	200,000	207,532

TOTAL ISRAEL		419,762
ITALY - 0.6%
Financials - 0.2%
Banks - 0.2%
UniCredit SpA 1.982% 6/3/2027 (b)(c)	3,735,000	3,714,735
Utilities - 0.4%
Electric Utilities - 0.4%
Enel Finance International NV 4.375% 9/30/2030 (c)	4,694,000	4,717,982
Enel Finance International NV 5.5% 6/26/2034 (c)	4,401,000	4,591,374
TOTAL UTILITIES		9,309,356
TOTAL ITALY		13,024,091
JAPAN - 0.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
NTT Finance Corp 4.567% 7/16/2027 (c)	271,000	273,458
NTT Finance Corp 4.62% 7/16/2028 (c)	274,000	278,139
NTT Finance Corp 4.876% 7/16/2030 (c)	721,000	739,691
NTT Finance Corp 5.171% 7/16/2032 (c)	8,000,000	8,270,743
NTT Finance Corp 5.502% 7/16/2035 (c)	3,000,000	3,134,275

TOTAL JAPAN		12,696,306
NETHERLANDS - 0.6%
Consumer Staples - 0.0%
Food Products - 0.0%
JDE Peet's NV 2.25% 9/24/2031 (c)	1,612,000	1,426,439
Financials - 0.3%
Banks - 0.3%
Cooperatieve Rabobank UA 3.649% 4/6/2028 (b)(c)	4,207,000	4,194,474
Cooperatieve Rabobank UA 3.75% 7/21/2026	2,548,000	2,544,629
TOTAL FINANCIALS		6,739,103
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	3,129,000	2,826,635
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	613,000	623,623
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	1,769,000	1,807,031
TOTAL INFORMATION TECHNOLOGY		5,257,289
TOTAL NETHERLANDS		13,422,831
SOUTH AFRICA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglo American Capital PLC 3.875% 3/16/2029 (c)	3,773,000	3,744,966
SPAIN - 0.7%
Financials - 0.6%
Banks - 0.6%
Banco Santander SA 2.749% 12/3/2030	6,600,000	6,065,077
CaixaBank SA 6.037% 6/15/2035 (b)(c)	6,103,000	6,549,190
TOTAL FINANCIALS		12,614,267
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (c)	2,881,000	2,813,085
TOTAL SPAIN		15,427,352
SWITZERLAND - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
UBS Group AG 3.091% 5/14/2032 (b)(c)	3,207,000	3,001,006
UBS Group AG 3.126% 8/13/2030 (b)(c)	3,246,000	3,137,075
UBS Group AG 4.194% 4/1/2031 (b)(c)	3,632,000	3,621,634
UBS Group AG 4.55% 4/17/2026	1,838,000	1,839,159

TOTAL SWITZERLAND		11,598,874
UNITED KINGDOM - 3.4%
Consumer Staples - 1.0%
Tobacco - 1.0%
BAT Capital Corp 2.259% 3/25/2028	4,358,000	4,215,611
BAT Capital Corp 2.726% 3/25/2031	5,810,000	5,417,865
BAT Capital Corp 4.7% 4/2/2027	759,000	764,146
BAT Capital Corp 5.834% 2/20/2031	1,415,000	1,513,350
BAT Capital Corp 7.75% 10/19/2032	3,622,000	4,270,414
BAT International Finance PLC 4.448% 3/16/2028	2,886,000	2,913,290
Imperial Brands Finance PLC 6.125% 7/27/2027 (c)	725,000	744,843
Reynolds American Inc 5.7% 8/15/2035	103,000	108,687
TOTAL CONSUMER STAPLES		19,948,206
Financials - 2.1%
Banks - 2.1%
Barclays PLC 5.367% 2/25/2031 (b)	5,000,000	5,190,143
Barclays PLC 5.785% 2/25/2036 (b)	5,000,000	5,238,287
Barclays PLC 7.437% 11/2/2033 (b)	1,000,000	1,147,762
HSBC Holdings PLC 2.357% 8/18/2031 (b)	9,356,000	8,611,594
HSBC Holdings PLC 2.848% 6/4/2031 (b)	3,697,000	3,491,108
HSBC Holdings PLC 4.041% 3/13/2028 (b)	2,266,000	2,267,148
HSBC Holdings PLC 4.95% 3/31/2030	200,000	206,157
Lloyds Banking Group PLC 4.375% 3/22/2028	2,617,000	2,638,147
Lloyds Banking Group PLC 4.976% 8/11/2033 (b)	3,773,000	3,867,182
Lloyds Banking Group PLC 7.953% 11/15/2033 (b)	3,754,000	4,405,535
Standard Chartered PLC 5.005% 10/15/2030 (b)(c)	3,605,000	3,690,188
Standard Chartered PLC 5.545% 1/21/2029 (b)(c)	3,263,000	3,348,274
TOTAL FINANCIALS		44,101,525
Health Care - 0.1%
Health Care Providers & Services - 0.1%
180 Medical Inc 3.875% 10/15/2029 (c)	1,035,000	1,013,725
180 Medical Inc 5.3% 10/8/2035 (c)	1,919,000	1,928,202
TOTAL HEALTH CARE		2,941,927
Industrials - 0.2%
Aerospace & Defense - 0.2%
BAE Systems PLC 3.4% 4/15/2030 (c)	326,000	318,440
BAE Systems PLC 5.25% 3/26/2031 (c)	363,000	380,293
BAE Systems PLC 5.3% 3/26/2034 (c)	2,500,000	2,632,198
BAE Systems PLC 5.5% 3/26/2054 (c)	893,000	919,796
		4,250,727
Passenger Airlines - 0.0%
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/2036 (c)	688,443	639,586
TOTAL INDUSTRIALS		4,890,313
TOTAL UNITED KINGDOM		71,881,971
UNITED STATES - 73.5%
Communication Services - 7.2%
Diversified Telecommunication Services - 2.9%
AT&T Inc 2.25% 2/1/2032	4,905,000	4,380,660
AT&T Inc 3.55% 9/15/2055	2,075,000	1,404,818
AT&T Inc 3.65% 9/15/2059	1,452,000	977,323
AT&T Inc 3.8% 12/1/2057	6,174,000	4,331,405
AT&T Inc 4.3% 2/15/2030	1,886,000	1,903,898
AT&T Inc 4.5% 5/15/2035	1,446,000	1,409,214
AT&T Inc 4.75% 4/30/2033	4,050,000	4,105,292
AT&T Inc 6% 4/30/2056	4,000,000	4,034,520
Comcast Corp 2.937% 11/1/2056	977,000	569,759
Comcast Corp 2.987% 11/1/2063	3,786,000	2,109,718
Comcast Corp 3.999% 11/1/2049	538,000	406,737
Comcast Corp 6.05% 5/15/2055	8,600,000	8,806,008
Verizon Communications Inc 2.55% 3/21/2031	5,600,000	5,181,373
Verizon Communications Inc 3% 11/20/2060	3,160,000	1,885,532
Verizon Communications Inc 3.7% 3/22/2061	2,757,000	1,907,277
Verizon Communications Inc 4.4% 11/1/2034	4,919,000	4,821,481
Verizon Communications Inc 4.5% 8/10/2033	395,000	394,000
Verizon Communications Inc 4.78% 2/15/2035	863,000	859,269
Verizon Communications Inc 5.401% 7/2/2037	258,000	265,523
Verizon Communications Inc 5.875% 11/30/2055	10,130,000	10,197,820
Verizon Communications Inc 6% 11/30/2065	1,770,000	1,776,805
		61,728,432
Entertainment - 0.2%
Walt Disney Co/The 6.65% 11/15/2037	3,552,000	4,103,131
Interactive Media & Services - 1.9%
Alphabet Inc 5.45% 11/15/2055	7,019,000	6,976,787
Alphabet Inc 5.7% 11/15/2075	7,100,000	7,095,330
Meta Platforms Inc 4.2% 11/15/2030	2,858,000	2,883,134
Meta Platforms Inc 4.6% 11/15/2032	3,092,000	3,143,862
Meta Platforms Inc 4.875% 11/15/2035	7,110,000	7,180,796
Meta Platforms Inc 5.5% 11/15/2045	4,111,000	4,061,505
Meta Platforms Inc 5.625% 11/15/2055	4,110,000	4,022,972
Meta Platforms Inc 5.75% 11/15/2065	4,110,000	4,003,930
		39,368,316
Media - 1.5%
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (c)	4,980,000	4,750,060
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 12/1/2061	3,210,000	2,146,687
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	1,263,000	962,230
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	4,995,000	4,028,814
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	4,113,000	3,428,144
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	1,396,000	1,114,036
Discovery Communications LLC 3.95% 3/20/2028	3,932,000	3,907,818
Discovery Global Holdings Inc 3.755% 3/15/2027	251,000	250,219
Time Warner Cable LLC 5.5% 9/1/2041	4,562,000	4,080,620
Time Warner Cable LLC 5.875% 11/15/2040	2,823,000	2,647,999
Time Warner Cable LLC 6.55% 5/1/2037	728,000	749,411
Time Warner Cable LLC 6.75% 6/15/2039	470,000	481,396
Time Warner Cable LLC 7.3% 7/1/2038	2,609,000	2,823,453
		31,370,887
Wireless Telecommunication Services - 0.7%
T-Mobile USA Inc 2.4% 3/15/2029	1,197,000	1,143,511
T-Mobile USA Inc 2.7% 3/15/2032	8,119,000	7,396,563
T-Mobile USA Inc 4.95% 11/15/2035	4,950,000	4,995,531
T-Mobile USA Inc 5.65% 1/15/2053	1,509,000	1,477,170
		15,012,775
TOTAL COMMUNICATION SERVICES		151,583,541
Consumer Discretionary - 2.5%
Automobiles - 1.6%
Ford Motor Co 3.25% 2/12/2032	4,150,000	3,735,428
General Motors Co 5% 4/1/2035	860,000	854,268
General Motors Co 5.15% 4/1/2038	4,000,000	3,895,031
General Motors Co 5.2% 4/1/2045	981,000	893,008
General Motors Co 5.4% 4/1/2048	396,000	364,573
General Motors Co 5.95% 4/1/2049	1,871,000	1,843,390
General Motors Financial Co Inc 3.1% 1/12/2032	4,550,000	4,207,871
General Motors Financial Co Inc 4.3% 4/6/2029	4,225,000	4,243,471
Stellantis Finance US Inc 1.711% 1/29/2027 (c)	2,261,000	2,208,942
Stellantis Finance US Inc 2.691% 9/15/2031 (c)	6,485,000	5,668,089
Stellantis Finance US Inc 5.75% 3/18/2030 (c)	4,589,000	4,701,286
		32,615,357
Diversified Consumer Services - 0.0%
Massachusetts Institute of Technology 3.885% 7/1/2116	2,494,000	1,801,297
Specialty Retail - 0.9%
Advance Auto Parts Inc 1.75% 10/1/2027	1,890,000	1,804,872
AutoZone Inc 4% 4/15/2030	3,622,000	3,606,336
Home Depot Inc/The 4.95% 6/25/2034	3,400,000	3,514,114
Home Depot Inc/The 5.95% 4/1/2041	319,000	347,787
Lowe's Cos Inc 3% 10/15/2050	4,414,000	2,866,183
Lowe's Cos Inc 3.75% 4/1/2032	3,773,000	3,655,034
Lowe's Cos Inc 5.625% 4/15/2053	2,433,000	2,396,369
		18,190,695
TOTAL CONSUMER DISCRETIONARY		52,607,349
Consumer Staples - 1.7%
Beverages - 0.1%
Constellation Brands Inc 2.875% 5/1/2030	3,254,000	3,092,881
Consumer Staples Distribution & Retail - 0.9%
Dollar Tree Inc 2.65% 12/1/2031	4,527,000	4,136,974
Dollar Tree Inc 4.2% 5/15/2028	2,406,000	2,414,759
Mars Inc 4.8% 3/1/2030 (c)	1,423,000	1,462,836
Mars Inc 5% 3/1/2032 (c)	1,069,000	1,107,339
Mars Inc 5.2% 3/1/2035 (c)	4,609,000	4,772,447
Mars Inc 5.65% 5/1/2045 (c)	864,000	884,204
Mars Inc 5.7% 5/1/2055 (c)	1,723,000	1,747,214
Mars Inc 5.8% 5/1/2065 (c)	215,000	220,206
		16,745,979
Food Products - 0.0%
Smithfield Foods Inc 3% 10/15/2030 (c)	798,000	743,549
Tobacco - 0.7%
Philip Morris International Inc 4.375% 11/15/2041	712,000	643,196
Philip Morris International Inc 5.125% 2/15/2030	6,763,000	7,026,672
Philip Morris International Inc 5.625% 11/17/2029	3,301,000	3,486,414
Philip Morris International Inc 5.75% 11/17/2032	3,508,000	3,783,770
		14,940,052
TOTAL CONSUMER STAPLES		35,522,461
Energy - 6.5%
Oil, Gas & Consumable Fuels - 6.5%
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (c)	5,000,000	5,143,732
Columbia Pipelines Operating Co LLC 5.695% 10/1/2054 (c)	5,000,000	4,904,839
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (c)	242,000	258,512
Columbia Pipelines Operating Co LLC 5.962% 2/15/2055 (c)	5,000,000	5,077,804
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (c)	652,000	706,415
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (c)	195,000	210,699
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (c)	351,000	382,792
DCP Midstream Operating LP 5.125% 5/15/2029	3,085,000	3,172,720
DCP Midstream Operating LP 5.6% 4/1/2044	116,000	114,915
DCP Midstream Operating LP 6.75% 9/15/2037 (c)	726,000	808,801
Eastern Gas Transmission & Storage Inc 3% 11/15/2029	2,833,000	2,741,142
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	2,641,000	1,980,149
Energy Transfer LP 3.75% 5/15/2030	4,020,000	3,954,454
Energy Transfer LP 5.4% 10/1/2047	661,000	609,948
Energy Transfer LP 5.6% 9/1/2034	5,000,000	5,224,031
Energy Transfer LP 5.8% 6/15/2038	186,000	193,257
Energy Transfer LP 6% 6/15/2048	121,000	119,342
EQT Corp 5.75% 2/1/2034	8,593,000	9,103,163
Florida Gas Transmission Co LLC 5.75% 7/15/2035 (c)	7,158,000	7,549,696
Gulfstream Natural Gas System LLC 5.6% 7/23/2035 (c)	4,146,000	4,318,730
Hess Corp 5.6% 2/15/2041	2,853,000	3,001,319
Hess Corp 5.8% 4/1/2047	4,188,000	4,392,038
Hess Corp 7.3% 8/15/2031	1,198,000	1,383,997
Hess Corp 7.875% 10/1/2029	2,092,000	2,370,115
Occidental Petroleum Corp 5.375% 1/1/2032	1,812,000	1,886,268
Occidental Petroleum Corp 5.55% 10/1/2034	1,329,000	1,385,268
ONEOK Inc 3.25% 6/1/2030	3,848,000	3,695,901
ONEOK Inc 5.65% 9/1/2034	6,179,000	6,457,142
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	639,000	627,019
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031	1,302,000	1,322,434
Plains All American Pipeline LP / PAA Finance Corp 5.6% 1/15/2036	5,455,000	5,592,353
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034	8,500,000	8,877,273
Spectra Energy Partners LP 4.5% 3/15/2045	329,000	285,150
Targa Resources Corp 5.5% 2/15/2035	5,914,000	6,119,633
Targa Resources Corp 5.55% 8/15/2035	5,000,000	5,181,379
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	169,000	163,526
Transcontinental Gas Pipe Line Co LLC 5.1% 3/15/2036 (c)	5,790,000	5,903,291
Western Gas Partners LP 4.05% 2/1/2030 (e)	7,975,000	7,878,037
Western Gas Partners LP 4.65% 7/1/2026	90,000	90,024
Western Gas Partners LP 5.3% 3/1/2048	1,447,000	1,278,331
Western Gas Partners LP 6.15% 4/1/2033	2,655,000	2,841,065
Williams Cos Inc/The 2.6% 3/15/2031	4,640,000	4,293,515
Williams Cos Inc/The 3.5% 11/15/2030	1,436,000	1,391,435
Williams Cos Inc/The 4.65% 8/15/2032	1,460,000	1,477,870
Williams Cos Inc/The 5.3% 8/15/2052	323,000	301,789
Williams Cos Inc/The 5.75% 6/24/2044	1,664,000	1,686,912
TOTAL ENERGY		136,458,225
Financials - 22.8%
Banks - 9.4%
Bank of America Corp 1.898% 7/23/2031 (b)	4,225,000	3,836,592
Bank of America Corp 2.592% 4/29/2031 (b)	4,716,000	4,434,228
Bank of America Corp 3.194% 7/23/2030 (b)	6,399,000	6,223,606
Bank of America Corp 4.571% 4/27/2033 (b)	5,282,000	5,303,491
Bank of America Corp 5.015% 7/22/2033 (b)	6,866,000	7,067,748
Bank of America Corp 5.468% 1/23/2035 (b)	10,000,000	10,479,964
Bank of America Corp 6.11% 1/29/2037	812,000	876,806
Citigroup Inc 2.666% 1/29/2031 (b)	3,094,000	2,919,162
Citigroup Inc 3.785% 3/17/2033 (b)	3,773,000	3,630,657
Citigroup Inc 3.98% 3/20/2030 (b)	4,527,000	4,511,619
Citigroup Inc 4.412% 3/31/2031 (b)	3,773,000	3,792,667
Citigroup Inc 4.6% 3/9/2026	347,000	347,032
Citigroup Inc 4.91% 5/24/2033 (b)	1,983,000	2,023,830
Citizens Financial Group Inc 2.638% 9/30/2032	2,619,000	2,303,035
Citizens Financial Group Inc 5.253% 3/5/2031 (b)	5,150,000	5,312,546
Citizens Financial Group Inc 5.718% 7/23/2032 (b)	2,696,000	2,840,074
Citizens Financial Group Inc 6.645% 4/25/2035 (b)	4,879,000	5,400,162
Fifth Third Bancorp 8.25% 3/1/2038	1,305,000	1,615,809
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (b)	2,720,000	2,402,770
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	711,000	676,566
JPMorgan Chase & Co 2.963% 1/25/2033 (b)	5,659,000	5,248,654
JPMorgan Chase & Co 4.586% 4/26/2033 (b)	5,659,000	5,718,340
JPMorgan Chase & Co 4.603% 10/22/2030 (b)	6,778,000	6,903,294
JPMorgan Chase & Co 4.912% 7/25/2033 (b)	7,546,000	7,737,032
JPMorgan Chase & Co 4.946% 10/22/2035 (b)	8,848,000	8,985,403
JPMorgan Chase & Co 5.717% 9/14/2033 (b)	11,714,000	12,411,777
KeyCorp 5.305% 1/28/2037 (b)	2,253,000	2,272,940
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (b)	7,100,000	7,143,699
PNC Financial Services Group Inc/The 5.068% 1/24/2034 (b)	9,168,000	9,474,108
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (b)	4,000,000	4,160,163
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (b)	4,000,000	4,209,879
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (b)	4,400,000	4,560,641
Truist Financial Corp 5.122% 1/26/2034 (b)	2,565,000	2,630,933
Truist Financial Corp 5.153% 8/5/2032 (b)	7,000,000	7,270,856
Wells Fargo & Co 3.068% 4/30/2041 (b)	4,716,000	3,681,710
Wells Fargo & Co 4.897% 7/25/2033 (b)	3,944,000	4,022,062
Wells Fargo & Co 5.15% 4/23/2031 (b)	7,000,000	7,246,645
Wells Fargo & Co 5.499% 1/23/2035 (b)	11,400,000	11,941,572
Wells Fargo & Co 6.491% 10/23/2034 (b)	4,100,000	4,552,627
		196,170,699
Capital Markets - 5.8%
Ares Capital Corp 2.15% 7/15/2026	10,800,000	10,699,146
Ares Strategic Income Fund 4.85% 1/15/2029 (c)	4,260,000	4,193,415
Ares Strategic Income Fund 5.15% 1/15/2031 (c)	5,000,000	4,843,588
Ares Strategic Income Fund 5.55% 4/15/2031 (c)	10,360,000	10,173,349
Athene Global Funding 2.5% 3/24/2028 (c)	4,225,000	4,071,865
Blackstone Holdings Finance Co LLC 2.8% 9/30/2050 (c)	755,000	465,067
Blackstone Holdings Finance Co LLC 3.5% 9/10/2049 (c)	2,795,000	2,011,263
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (b)	2,744,000	2,760,944
Goldman Sachs Group Inc/The 5.065% 1/21/2037 (b)	9,200,000	9,264,709
HPS Corporate Lending Fund 4.9% 9/11/2028 (c)	1,921,000	1,895,298
HPS Corporate Lending Fund 5.45% 1/14/2028	3,826,000	3,841,317
HPS Corporate Lending Fund 5.45% 11/15/2030 (c)	9,924,000	9,751,926
Morgan Stanley 4.654% 10/18/2030 (b)	10,100,000	10,264,863
Morgan Stanley 5.23% 1/15/2031 (b)	4,074,000	4,218,964
Morgan Stanley 5.32% 7/19/2035 (b)	12,000,000	12,425,404
Morgan Stanley 6.342% 10/18/2033 (b)	9,055,000	9,965,771
MSCI Inc 5.15% 3/15/2036	6,510,000	6,450,869
MSCI Inc 5.25% 9/1/2035	1,215,000	1,216,532
Nuveen LLC 5.55% 1/15/2030 (c)	884,000	922,712
S&P Global Inc 3.9% 3/1/2062	1,462,000	1,102,402
Sammons Financial Group Global Funding 5.05% 1/10/2028 (c)	9,945,000	10,115,768
		120,655,172
Consumer Finance - 0.9%
American Express Co 5.085% 1/30/2031 (b)	1,358,000	1,403,041
Ford Motor Credit Co LLC 3.625% 6/17/2031	200,000	186,437
Ford Motor Credit Co LLC 4.95% 5/28/2027	6,187,000	6,230,062
Ford Motor Credit Co LLC 7.122% 11/7/2033	5,000,000	5,463,739
Stellantis Financial Services US Corp 4.95% 9/15/2028 (c)	2,957,000	2,981,338
Stellantis Financial Services US Corp 5.4% 9/15/2030 (c)	2,467,000	2,494,355
		18,758,972
Financial Services - 2.4%
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (c)	3,754,000	3,875,124
Aon Corp / Aon Global Holdings PLC 2.6% 12/2/2031	1,246,000	1,135,179
Aviation Capital Group LLC 6.75% 10/25/2028 (c)	4,100,000	4,348,210
Corebridge Financial Inc 3.65% 4/5/2027	564,000	561,040
Corebridge Financial Inc 4.35% 4/5/2042	4,150,000	3,534,854
Equitable Holdings Inc 4.35% 4/20/2028	764,000	767,839
Equitable Holdings Inc 5% 4/20/2048	763,000	676,714
Essent Group Ltd 6.25% 7/1/2029	4,400,000	4,630,188
Fiserv Inc 3.5% 7/1/2029	1,423,000	1,382,286
Fiserv Inc 4.55% 2/15/2031	10,100,000	10,068,190
Fiserv Inc 5.25% 8/11/2035	3,000,000	3,001,248
Global Payments Inc 4.5% 11/15/2028	4,621,000	4,631,628
Global Payments Inc 4.875% 11/15/2030	5,100,000	5,094,020
Jackson Financial Inc 5.17% 6/8/2027	611,000	618,430
Rexford Industrial Realty LP 2.15% 9/1/2031	1,749,000	1,552,517
Sixth Street Lending Partners 6.125% 7/15/2030	1,302,000	1,318,227
Voya Financial Inc 4.7% 1/23/2048 (b)	1,897,000	1,823,446
Voya Financial Inc 5.7% 7/15/2043	883,000	872,905
		49,892,045
Insurance - 4.3%
200 Park Funding Trust 5.74% 2/15/2055 (c)	4,900,000	4,849,110
AmFam Holdings Inc 2.805% 3/11/2031 (c)	3,311,000	2,941,294
Aon Corp 6.25% 9/30/2040	86,000	94,740
Arthur J Gallagher & Co 5% 2/15/2032	606,000	619,326
Arthur J Gallagher & Co 5.15% 2/15/2035	4,000,000	4,054,746
Arthur J Gallagher & Co 5.55% 2/15/2055	3,044,000	2,912,481
Assurant Inc 2.65% 1/15/2032	4,697,000	4,215,152
Assurant Inc 5.55% 2/15/2036	2,065,000	2,098,053
Brown & Brown Inc 4.2% 3/17/2032	2,151,000	2,073,682
Brown & Brown Inc 4.9% 6/23/2030	2,222,000	2,258,803
Brown & Brown Inc 5.25% 6/23/2032	2,571,000	2,619,391
Brown & Brown Inc 5.55% 6/23/2035	2,875,000	2,933,240
Brown & Brown Inc 6.25% 6/23/2055	2,918,000	2,980,039
Fortitude Group Holdings LLC 6.25% 4/1/2030 (c)	3,289,000	3,416,144
Hartford Insurance Group Inc/The 4.3% 4/15/2043	411,000	363,636
Lincoln National Corp 5.35% 11/15/2035	5,100,000	4,979,184
Marsh & McLennan Cos Inc 4.95% 3/15/2036	5,518,000	5,567,057
Pacific LifeCorp 3.35% 9/15/2050 (c)	4,263,000	2,975,790
Pacific LifeCorp 5.125% 1/30/2043 (c)	436,000	415,340
Peachtree Corners Funding Trust II 6.012% 5/15/2035 (c)	12,600,000	13,258,542
Pine Street Trust III 6.223% 5/15/2054 (c)	9,000,000	9,165,050
Principal Financial Group Inc 3.7% 5/15/2029	477,000	472,077
Prudential Financial Inc 6% 9/1/2052 (b)	2,597,000	2,683,514
Reinsurance Group of America Inc 5.75% 9/15/2034	5,250,000	5,500,567
Selective Insurance Group Inc 5.9% 4/15/2035	3,187,000	3,363,335
Symetra Life Insurance Co 6.55% 10/1/2055 (c)	1,667,000	1,732,579
Unum Group 4.046% 8/15/2041 (c)	1,270,000	1,053,670
		89,596,542
TOTAL FINANCIALS		475,073,430
Health Care - 3.7%
Biotechnology - 0.6%
Amgen Inc 5.65% 3/2/2053	457,000	456,186
Amgen Inc 5.75% 3/2/2063	832,000	824,679
Gilead Sciences Inc 5.5% 11/15/2054	5,000,000	4,983,613
Gilead Sciences Inc 5.6% 11/15/2064	5,000,000	5,006,214
Regeneron Pharmaceuticals Inc 2.8% 9/15/2050	1,509,000	937,208
		12,207,900
Health Care Equipment & Supplies - 0.0%
VSP Optical Group Inc 5.45% 12/1/2035 (c)	634,000	644,935
Health Care Providers & Services - 2.7%
Centene Corp 2.625% 8/1/2031	11,274,000	9,767,504
Centene Corp 3% 10/15/2030	5,857,000	5,274,855
Centene Corp 4.25% 12/15/2027	609,000	605,311
Centene Corp 4.625% 12/15/2029	2,218,000	2,164,250
Cigna Group/The 4.9% 12/15/2048	314,000	282,456
CommonSpirit Health 4.352% 9/1/2030	1,265,000	1,270,611
CommonSpirit Health 4.975% 9/1/2035	1,320,000	1,326,876
CVS Health Corp 4.78% 3/25/2038	1,312,000	1,253,609
CVS Health Corp 5% 1/30/2029	698,000	716,389
CVS Health Corp 5.125% 2/21/2030	8,572,000	8,841,361
CVS Health Corp 5.25% 1/30/2031	286,000	298,078
CVS Health Corp 5.3% 6/1/2033	5,000,000	5,183,750
CVS Health Corp 6.05% 6/1/2054	5,500,000	5,528,748
Sabra Health Care LP 3.2% 12/1/2031	3,672,000	3,395,892
Sabra Health Care LP 3.9% 10/15/2029	476,000	468,813
UnitedHealth Group Inc 4.625% 7/15/2035	253,000	251,456
UnitedHealth Group Inc 4.65% 1/15/2031	5,200,000	5,315,131
UnitedHealth Group Inc 5.3% 6/15/2035	2,237,000	2,334,264
UnitedHealth Group Inc 5.95% 6/15/2055	2,729,000	2,826,158
		57,105,512
Pharmaceuticals - 0.4%
Elanco Animal Health Inc 6.65% 8/28/2028 (b)	4,309,000	4,479,645
Perrigo Finance Unlimited Co 4.9% 6/15/2030 (e)	3,924,000	3,796,985
		8,276,630
TOTAL HEALTH CARE		78,234,977
Industrials - 4.0%
Aerospace & Defense - 1.4%
Boeing Co 3.25% 2/1/2028	2,641,000	2,609,397
Boeing Co 5.04% 5/1/2027	9,998,000	10,103,127
Boeing Co 5.805% 5/1/2050	6,305,000	6,330,474
Boeing Co 6.298% 5/1/2029	485,000	516,839
Boeing Co 6.388% 5/1/2031	367,000	401,157
Boeing Co 6.528% 5/1/2034	393,000	440,622
Boeing Co 6.858% 5/1/2054	4,391,000	5,035,725
Boeing Co 7.008% 5/1/2064	1,858,000	2,154,313
Hexcel Corp 5.875% 2/26/2035	1,333,000	1,418,970
		29,010,624
Building Products - 0.4%
Carlisle Cos Inc 2.75% 3/1/2030	3,773,000	3,583,551
Carrier Global Corp 2.7% 2/15/2031	3,848,000	3,605,382
Carrier Global Corp 5.9% 3/15/2034	160,000	173,105
Carrier Global Corp 6.2% 3/15/2054	99,000	108,945
Trane Technologies Holdco Inc 5.75% 6/15/2043	135,000	143,272
		7,614,255
Ground Transportation - 0.3%
Burlington Northern Santa Fe LLC 4.15% 4/1/2045	342,000	292,068
Burlington Northern Santa Fe LLC 4.4% 3/15/2042	847,000	771,375
CSX Corp 4.3% 3/1/2048	3,346,000	2,851,986
Uber Technologies Inc 4.15% 1/15/2031	1,004,000	1,000,069
Uber Technologies Inc 4.8% 9/15/2035	792,000	788,381
		5,703,879
Industrial Conglomerates - 0.0%
Trane Technologies Financing Ltd 4.65% 11/1/2044	190,000	175,379
Machinery - 0.8%
AGCO Corp 5.8% 3/21/2034	3,844,000	4,062,241
Ingersoll Rand Inc 5.314% 6/15/2031	4,500,000	4,732,358
Ingersoll Rand Inc 5.45% 6/15/2034	4,300,000	4,516,084
Ingersoll Rand Inc 5.7% 8/14/2033	2,250,000	2,407,789
		15,718,472
Passenger Airlines - 0.0%
United Airlines 2018-1 Class B Pass Through Trust equipment trust certificate 4.6% 9/1/2027	298,506	298,491
Professional Services - 1.0%
Booz Allen Hamilton Inc 5.95% 8/4/2033	3,095,000	3,175,014
Leidos Inc 5% 3/15/2036 (f)	7,300,000	7,282,889
Paychex Inc 5.1% 4/15/2030	918,000	937,512
Paychex Inc 5.35% 4/15/2032	4,670,000	4,789,333
Paychex Inc 5.6% 4/15/2035	3,874,000	3,971,415
Verisk Analytics Inc 4.45% 3/15/2031	271,000	272,320
		20,428,483
Trading Companies & Distributors - 0.1%
Ferguson Enterprises Inc 5% 10/3/2034	4,171,000	4,237,341
TOTAL INDUSTRIALS		83,186,924
Information Technology - 8.1%
Electronic Equipment, Instruments & Components - 2.1%
Amphenol Corp 4.125% 11/15/2030	5,100,000	5,125,631
Amphenol Corp 4.4% 2/15/2033	5,100,000	5,112,550
Dell International LLC / EMC Corp 3.375% 12/15/2041	2,264,000	1,750,559
Dell International LLC / EMC Corp 3.45% 12/15/2051	1,091,000	765,522
Dell International LLC / EMC Corp 4.15% 2/15/2029	3,757,000	3,770,447
Dell International LLC / EMC Corp 4.5% 2/15/2031	6,400,000	6,431,075
Dell International LLC / EMC Corp 4.75% 10/6/2032	1,348,000	1,360,610
Dell International LLC / EMC Corp 5.1% 2/15/2036	6,400,000	6,423,544
Dell International LLC / EMC Corp 5.3% 10/1/2029	3,773,000	3,915,895
Vontier Corp 2.4% 4/1/2028	4,659,000	4,498,766
Vontier Corp 2.95% 4/1/2031	5,228,000	4,856,795
		44,011,394
IT Services - 1.0%
Beignet Investor LLC 6.581% 5/30/2049 (c)	9,500,000	10,090,157
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	3,241,000	3,207,064
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	1,929,000	1,959,051
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	5,900,000	5,938,312
		21,194,584
Semiconductors & Semiconductor Equipment - 3.0%
Broadcom Inc 2.45% 2/15/2031	2,716,000	2,510,516
Broadcom Inc 2.6% 2/15/2033	2,750,000	2,448,011
Broadcom Inc 3.137% 11/15/2035 (c)	4,150,000	3,628,571
Broadcom Inc 3.5% 2/15/2041	2,186,000	1,810,849
Broadcom Inc 3.75% 2/15/2051	1,026,000	791,060
Broadcom Inc 4.6% 7/15/2030	5,400,000	5,521,350
Broadcom Inc 4.8% 2/15/2036	4,300,000	4,310,616
Broadcom Inc 4.9% 7/15/2032	5,400,000	5,561,846
Broadcom Inc 5.05% 7/12/2029	3,560,000	3,683,480
Broadcom Inc 5.15% 11/15/2031	5,600,000	5,863,763
Broadcom Inc 5.7% 1/15/2056	3,101,000	3,184,323
Micron Technology Inc 2.703% 4/15/2032	1,236,000	1,129,997
Micron Technology Inc 3.366% 11/1/2041	1,347,000	1,067,821
Micron Technology Inc 3.477% 11/1/2051	1,351,000	990,784
Micron Technology Inc 5.3% 1/15/2031	4,778,000	5,018,294
Micron Technology Inc 5.65% 11/1/2032	4,000,000	4,263,618
Micron Technology Inc 5.8% 1/15/2035	4,900,000	5,247,455
Micron Technology Inc 6.05% 11/1/2035	4,000,000	4,345,125
		61,377,479
Software - 2.0%
Oracle Corp 2.875% 3/25/2031	4,527,000	4,114,463
Oracle Corp 3.95% 3/25/2051	3,211,000	2,125,538
Oracle Corp 4.375% 5/15/2055	1,405,000	971,146
Oracle Corp 4.45% 9/26/2030	768,000	753,219
Oracle Corp 4.8% 9/26/2032	1,281,000	1,251,697
Oracle Corp 4.95% 2/4/2031	2,070,000	2,065,760
Oracle Corp 5.2% 9/26/2035	1,166,000	1,126,767
Oracle Corp 5.35% 5/4/2033	2,070,000	2,076,978
Oracle Corp 5.375% 7/15/2040	81,000	74,103
Oracle Corp 5.7% 2/4/2036	2,070,000	2,071,159
Oracle Corp 5.875% 9/26/2045	2,759,000	2,499,834
Oracle Corp 5.95% 9/26/2055	2,962,000	2,606,541
Oracle Corp 6.1% 9/26/2065	2,978,000	2,580,509
Oracle Corp 6.55% 2/4/2046	6,200,000	6,041,600
Oracle Corp 6.7% 2/4/2056	6,200,000	6,012,513
Oracle Corp 6.85% 2/4/2066	6,200,000	5,939,683
		42,311,510
TOTAL INFORMATION TECHNOLOGY		168,894,967
Materials - 0.3%
Chemicals - 0.1%
International Flavors & Fragrances Inc 2.3% 11/1/2030 (c)	1,575,000	1,436,278
Construction Materials - 0.2%
CRH America Finance Inc 4.4% 2/9/2031	4,950,000	4,986,897
TOTAL MATERIALS		6,423,175
Real Estate - 6.7%
Diversified REITs - 1.6%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	8,904,000	9,065,741
Piedmont Operating Partnership LP 2.75% 4/1/2032	253,000	220,414
Piedmont Operating Partnership LP 5.625% 1/15/2033	6,200,000	6,230,496
Piedmont Operating Partnership LP 6.875% 7/15/2029	798,000	848,336
Store Capital LLC 2.7% 12/1/2031	2,550,000	2,281,239
VICI Properties LP 4.75% 2/15/2028	1,217,000	1,229,098
VICI Properties LP 4.95% 2/15/2030	3,641,000	3,701,145
VICI Properties LP 5.125% 11/15/2031	1,200,000	1,221,766
VICI Properties LP 5.125% 5/15/2032	5,205,000	5,279,600
VICI Properties LP 5.75% 4/1/2034	211,000	219,202
Vornado Realty LP 2.15% 6/1/2026	316,000	313,531
WP Carey Inc 2.4% 2/1/2031	2,127,000	1,940,885
		32,551,453
Health Care REITs - 1.6%
Alexandria Real Estate Equities Inc 1.875% 2/1/2033	5,131,000	4,269,754
Alexandria Real Estate Equities Inc 4.7% 7/1/2030	521,000	528,979
Alexandria Real Estate Equities Inc 5.25% 3/15/2036	7,200,000	7,204,534
Healthpeak OP LLC 4.75% 1/15/2033	5,950,000	5,979,949
National Health Investors Inc 5.35% 2/1/2033	1,834,000	1,854,768
Omega Healthcare Investors Inc 3.25% 4/15/2033	1,168,000	1,054,677
Omega Healthcare Investors Inc 3.375% 2/1/2031	11,399,000	10,757,296
Ventas Realty LP 2.5% 9/1/2031	2,126,000	1,934,497
		33,584,454
Office REITs - 1.2%
COPT Defense Properties LP 2% 1/15/2029	2,896,000	2,734,003
COPT Defense Properties LP 2.25% 3/15/2026	314,000	313,768
COPT Defense Properties LP 2.75% 4/15/2031	1,519,000	1,402,802
COPT Defense Properties LP 2.9% 12/1/2033	7,561,000	6,559,334
COPT Defense Properties LP 4.5% 10/15/2030	205,000	205,895
Hudson Pacific Properties LP 3.95% 11/1/2027	1,559,000	1,482,552
Hudson Pacific Properties LP 5.95% 2/15/2028	10,874,000	10,447,211
Kilroy Realty LP 5.875% 10/15/2035	1,892,000	1,865,128
		25,010,693
Real Estate Management & Development - 0.3%
Extra Space Storage LP 4.95% 1/15/2033	2,784,000	2,828,457
Tanger Properties LP 2.75% 9/1/2031	3,679,000	3,364,923
		6,193,380
Residential REITs - 1.0%
American Homes 4 Rent LP 5.5% 7/15/2034	1,747,000	1,803,822
Invitation Homes Operating Partnership LP 2% 8/15/2031	1,752,000	1,544,094
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	886,000	862,340
Invitation Homes Operating Partnership LP 4.875% 2/1/2035	4,500,000	4,466,885
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	2,593,000	2,611,135
Sun Communities Operating LP 2.3% 11/1/2028	288,000	275,082
Sun Communities Operating LP 2.7% 7/15/2031	733,000	672,676
Sun Communities Operating LP 4.2% 4/15/2032	5,659,000	5,548,118
UDR Inc 2.1% 8/1/2032	2,714,000	2,361,921
		20,146,073
Retail REITs - 1.0%
Agree LP 4.8% 10/1/2032	4,123,000	4,199,114
Agree LP 5.6% 6/15/2035	1,392,000	1,469,012
Agree LP 5.625% 6/15/2034	4,300,000	4,538,345
Brixmor Operating Partnership LP 2.25% 4/1/2028	1,426,000	1,376,419
Brixmor Operating Partnership LP 4.05% 7/1/2030	819,000	811,664
Brixmor Operating Partnership LP 4.125% 5/15/2029	420,000	420,718
Brixmor Operating Partnership LP 4.85% 2/15/2033	1,750,000	1,765,423
Kite Realty Group LP 5.5% 3/1/2034	269,000	280,687
Kite Realty Group Trust 4.75% 9/15/2030	1,720,000	1,753,581
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033	558,000	558,981
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	881,000	881,249
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	277,000	293,241
Realty Income Corp 2.1% 3/15/2028	1,856,000	1,791,045
Realty Income Corp 2.85% 12/15/2032	181,000	164,914
Regency Centers LP 4.5% 3/15/2033	397,000	397,138
		20,701,531
Specialized REITs - 0.0%
American Tower Corp 2.1% 6/15/2030	2,150,000	1,974,090
TOTAL REAL ESTATE		140,161,674
Utilities - 10.0%
Electric Utilities - 7.5%
AEP Texas Inc 5.7% 5/15/2034	986,000	1,044,433
AEP Texas Inc 5.85% 10/15/2055	6,219,000	6,216,496
Alabama Power Co 3.05% 3/15/2032	1,154,000	1,083,350
Alabama Power Co 5.1% 4/2/2035	1,787,000	1,852,277
American Transmission Systems Inc 2.65% 1/15/2032 (c)	3,542,000	3,241,317
Cleco Corporate Holdings LLC 3.375% 9/15/2029	4,212,000	4,010,645
Cleco Corporate Holdings LLC 3.743% 5/1/2026	10,569,000	10,552,641
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (c)	1,357,000	1,336,904
Cleveland Electric Illuminating Co/The 5.95% 12/15/2036	1,245,000	1,323,404
Consolidated Edison Co of New York Inc 5.125% 3/15/2035	5,000,000	5,166,378
Consolidated Edison Co of New York Inc 5.2% 3/1/2033	4,905,000	5,139,297
Consolidated Edison Co of New York Inc 5.5% 3/15/2055	5,000,000	4,905,792
Duke Energy Corp 2.45% 6/1/2030	479,000	448,901
Duke Energy Corp 2.55% 6/15/2031	2,641,000	2,430,391
Duke Energy Corp 4.5% 8/15/2032	7,595,000	7,658,938
Duke Energy Corp 4.95% 9/15/2035	1,850,000	1,853,667
Duke Energy Corp 5% 8/15/2052	7,595,000	6,730,692
Duke Energy Corp 5.45% 6/15/2034	5,000,000	5,247,078
Duke Energy Indiana LLC 4.9% 7/15/2043	1,016,000	974,181
Duquesne Light Holdings Inc 2.532% 10/1/2030 (c)	440,000	407,284
Duquesne Light Holdings Inc 2.775% 1/7/2032 (c)	1,619,000	1,468,105
Duquesne Light Holdings Inc 3.616% 8/1/2027 (c)	1,658,000	1,644,526
Exelon Corp 3.35% 3/15/2032	7,856,000	7,424,062
Exelon Corp 4.05% 4/15/2030	2,862,000	2,853,444
Exelon Corp 4.1% 3/15/2052	230,000	180,508
Exelon Corp 5.45% 3/15/2034	3,500,000	3,675,989
Exelon Corp 5.6% 3/15/2053	3,400,000	3,299,944
FirstEnergy Corp 2.25% 9/1/2030	3,488,000	3,205,142
FirstEnergy Corp 2.65% 3/1/2030	6,250,000	5,904,792
FirstEnergy Corp 4.85% 7/15/2047 (e)	3,500,000	3,119,773
FirstEnergy Transmission LLC 4.75% 1/15/2033	3,818,000	3,850,108
Georgia Power Co 5.25% 3/15/2034	4,300,000	4,491,257
IPALCO Enterprises Inc 4.25% 5/1/2030	5,433,000	5,374,569
IPALCO Enterprises Inc 5.75% 4/1/2034	1,829,000	1,884,628
ITC Holdings Corp 5.65% 5/9/2034 (c)	6,000,000	6,323,657
Ohio Edison Co 4.95% 12/15/2029 (c)	2,193,000	2,253,371
Pacific Gas and Electric Co 5.9% 10/1/2054	2,842,000	2,765,693
Pinnacle West Capital Corp 4.9% 5/15/2028	950,000	968,443
Pinnacle West Capital Corp 5.15% 5/15/2030	1,014,000	1,050,552
PPL Capital Funding Inc 5.25% 9/1/2034	4,167,000	4,305,513
Southern Co/The 3.7% 4/30/2030	5,591,000	5,506,066
Southern Co/The 4.4% 7/1/2046	4,905,000	4,194,297
Tampa Electric Co 6.55% 5/15/2036	169,000	190,421
Virginia Electric and Power Co 5.55% 8/15/2054	1,358,000	1,320,887
Vistra Operations Co LLC 4.7% 1/31/2031 (c)	5,100,000	5,129,179
Xcel Energy Inc 3.5% 12/1/2049	2,768,000	2,016,184
Xcel Energy Inc 4.8% 9/15/2041	188,000	175,161
		156,200,337
Gas Utilities - 0.3%
Boston Gas Co 4.487% 2/15/2042 (c)	678,000	594,500
ONE Gas Inc 2% 5/15/2030	1,965,000	1,816,254
Southern Co Gas Capital Corp 3.15% 9/30/2051	1,845,000	1,224,329
Southern Co Gas Capital Corp 5.1% 9/15/2035	3,000,000	3,055,399
		6,690,482
Independent Power and Renewable Electricity Producers - 0.7%
AES Corp/The 2.45% 1/15/2031	6,228,000	5,775,189
AES Corp/The 3.95% 7/15/2030 (c)	2,106,000	2,069,545
Southern Power Co 4.25% 10/1/2030	1,987,000	1,996,846
Southern Power Co 4.9% 10/1/2035	3,813,000	3,799,207
		13,640,787
Multi-Utilities - 1.5%
Berkshire Hathaway Energy Co 2.85% 5/15/2051	2,452,000	1,548,225
NiSource Inc 1.7% 2/15/2031	1,886,000	1,671,948
NiSource Inc 2.95% 9/1/2029	678,000	654,702
NiSource Inc 3.6% 5/1/2030	3,080,000	3,021,262
NiSource Inc 4.375% 5/15/2047	1,886,000	1,595,042
NiSource Inc 4.8% 2/15/2044	3,018,000	2,747,931
NiSource Inc 5% 6/15/2052	1,320,000	1,170,618
NiSource Inc 5.25% 2/15/2043	80,000	77,686
NiSource Inc 5.95% 6/15/2041	386,000	405,076
Puget Energy Inc 2.379% 6/15/2028	3,992,000	3,847,101
Puget Energy Inc 4.1% 6/15/2030	1,049,000	1,035,378
Puget Energy Inc 4.224% 3/15/2032	6,457,000	6,310,942
Puget Energy Inc 5.725% 3/15/2035	5,378,000	5,564,458
WEC Energy Group Inc 2.2% 12/15/2028	1,886,000	1,801,477
		31,451,846
TOTAL UTILITIES		207,983,452
TOTAL UNITED STATES		1,536,130,175
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,920,329,406)		1,893,283,537

Preferred Securities - 0.3%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge Inc 5.75% 7/15/2080 (b)	2,153,000	2,206,629
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 4.375% (b)(c)(d)	1,356,000	1,236,495
UBS Group AG 4.875% (b)(c)(d)	2,890,000	2,884,897

TOTAL SWITZERLAND		4,121,392
TOTAL PREFERRED SECURITIES (Cost $6,399,000)		6,328,021

U.S. Treasury Obligations - 4.7%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2045	4.68 to 4.79	8,579,000	8,635,300
US Treasury Bonds 4.625% 11/15/2055	4.83 to 4.91	29,300,000	29,249,641
US Treasury Bonds 4.75% 2/15/2056	4.63 to 4.86	13,900,000	14,164,969
US Treasury Bonds 4.75% 5/15/2055	5.00	2,940,000	2,992,023
US Treasury Bonds 4.75% 8/15/2055	4.94 to 4.98	35,950,000	36,607,211
US Treasury Bonds 4.875% 8/15/2045	4.53 to 4.56	5,469,000	5,688,615
TOTAL U.S. TREASURY OBLIGATIONS (Cost $94,150,170)			97,337,759

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $40,934,441)	3.70	40,927,528	40,935,714

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $2,111,476,213)	2,088,082,671
NET OTHER ASSETS (LIABILITIES) - 0.2%	4,622,396
NET ASSETS - 100.0%	2,092,705,067

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $433,376,577 or 20.7% of net assets.

(d)	Security is perpetual in nature with no stated maturity date.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	77,611,200	371,343,357	408,017,275	1,050,101	(1,569)	1	40,935,714	40,927,528	0.1%
Fidelity Securities Lending Cash Central Fund	-	15,192,602	15,192,121	1,307	(481)	-	-	-	0.0%
Total	77,611,200	386,535,959	423,209,396	1,051,408	(2,050)	1	40,935,714

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	37,237,885	-	37,237,885	-

Bank Notes
Financials	1,079,917	-	1,079,917	-

Commercial Mortgage Securities	9,163,015	-	9,163,015	-

Foreign Government and Government Agency Obligations	1,898,212	-	1,898,212	-

Municipal Securities
Electric Utilities	676,869	-	676,869	-
General Obligations	141,742	-	141,742	-

Non-Convertible Corporate Bonds
Communication Services	183,670,430	-	183,670,430	-
Consumer Discretionary	60,032,704	-	60,032,704	-
Consumer Staples	63,396,736	-	63,396,736	-
Energy	174,212,897	-	174,212,897	-
Financials	634,099,817	-	634,099,817	-
Health Care	100,105,932	-	100,105,932	-
Industrials	103,176,027	-	103,176,027	-
Information Technology	174,152,256	-	174,152,256	-
Materials	26,164,617	-	26,164,617	-
Real Estate	140,161,674	-	140,161,674	-
Utilities	234,110,447	-	234,110,447	-

Preferred Securities
Energy	2,206,629	-	2,206,629	-
Financials	4,121,392	-	4,121,392	-

U.S. Treasury Obligations	97,337,759	-	97,337,759	-

Money Market Funds	40,935,714	40,935,714	-	-
Total Investments in Securities:	2,088,082,671	40,935,714	2,047,146,957	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,070,541,772)	$2,047,146,957
Fidelity Central Funds (cost $40,934,441)	40,935,714

Total Investment in Securities (cost $2,111,476,213)		$2,088,082,671
Receivable for investments sold		18,300
Receivable for fund shares sold		2,658,956
Interest receivable		24,118,267
Distributions receivable from Fidelity Central Funds		102,133
Receivable from investment adviser for expense reductions		38,745
Total assets		2,115,019,072
Liabilities
Payable for investments purchased
Regular delivery	$12,231,563
Delayed delivery	7,276,494
Payable for fund shares redeemed	1,233,639
Distributions payable	788,202
Accrued management fee	604,629
Distribution and service plan fees payable	22,236
Other affiliated payables	157,242
Total liabilities		22,314,005
Net Assets		$2,092,705,067
Net Assets consist of:
Paid in capital		$2,263,674,741
Total accumulated earnings (loss)		(170,969,674)
Net Assets		$2,092,705,067

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($69,817,696 ÷ 6,425,532 shares)(a)		$10.87
Maximum offering price per share (100/96.00 of $10.87)		$11.32
Class M :
Net Asset Value and redemption price per share ($7,707,232 ÷ 709,272 shares)(a)		$10.87
Maximum offering price per share (100/96.00 of $10.87)		$11.32
Class C :
Net Asset Value and offering price per share ($7,235,795 ÷ 666,022 shares)(a)		$10.86
Corporate Bond :
Net Asset Value, offering price and redemption price per share ($1,123,690,144 ÷ 103,419,054 shares)		$10.87
Class I :
Net Asset Value, offering price and redemption price per share ($202,031,426 ÷ 18,593,538 shares)		$10.87
Class Z :
Net Asset Value, offering price and redemption price per share ($682,222,774 ÷ 62,811,468 shares)		$10.86
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Dividends		$162,005
Interest		46,405,474
Income from Fidelity Central Funds (including $1,307 from security lending)		1,051,408
Total income		47,618,887
Expenses
Management fee	$3,599,265
Transfer agent fees	943,347
Distribution and service plan fees	133,457
Independent trustees' fees and expenses	2,201
Total expenses before reductions	4,678,270
Expense reductions	(151,032)
Total expenses after reductions		4,527,238
Net Investment income (loss)		43,091,649
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,903,797)
Fidelity Central Funds	(2,050)
Total net realized gain (loss)		(6,905,847)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	42,696,045
Fidelity Central Funds	1
Total change in net unrealized appreciation (depreciation)		42,696,046
Net gain (loss)		35,790,199
Net increase (decrease) in net assets resulting from operations		$78,881,848
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$43,091,649	$84,778,368
Net realized gain (loss)	(6,905,847)	(37,149,371)
Change in net unrealized appreciation (depreciation)	42,696,046	32,280,030
Net increase (decrease) in net assets resulting from operations	78,881,848	79,909,027
Distributions to shareholders	(42,772,653)	(82,812,873)

Share transactions - net increase (decrease)	(24,416,787)	82,780,142
Total increase (decrease) in net assets	11,692,408	79,876,296

Net Assets
Beginning of period	2,081,012,659	2,001,136,363
End of period	$2,092,705,067	$2,081,012,659

Financial Highlights
Fidelity Advisor® Corporate Bond Fund Class A

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.68	$10.70	$10.13	$10.41	$12.76	$12.86
Income from Investment Operations
Net investment income (loss) A,B	.209	.409	.377	.358	.287	.277
Net realized and unrealized gain (loss)	.188	(.030)	.568	(.290)	(2.270)	.004
Total from investment operations	.397	.379	.945	.068	(1.983)	.281
Distributions from net investment income	(.207)	(.399)	(.375)	(.348)	(.280)	(.274)
Distributions from net realized gain	-	-	-	-	(.087)	(.107)
Total distributions	(.207)	(.399)	(.375)	(.348)	(.367)	(.381)
Net asset value, end of period	$10.87	$10.68	$10.70	$10.13	$10.41	$12.76
Total Return C,D,E	3.74%	3.64%	9.54%	.70%	(15.81)%	2.24%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.78% H	.77%	.77%	.78%	.77%	.77%
Expenses net of fee waivers, if any	.78 % H	.77%	.77%	.78%	.77%	.77%
Expenses net of all reductions, if any	.78% H	.77%	.77%	.78%	.77%	.77%
Net investment income (loss)	3.89% H	3.88%	3.67%	3.52%	2.47%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$69,818	$70,403	$64,513	$57,501	$59,296	$81,746
Portfolio turnover rate I	51 % H	43%	30%	24% J	26%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Corporate Bond Fund Class M

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.68	$10.70	$10.13	$10.41	$12.76	$12.86
Income from Investment Operations
Net investment income (loss) A,B	.207	.406	.372	.353	.282	.274
Net realized and unrealized gain (loss)	.189	(.030)	.568	(.290)	(2.270)	.004
Total from investment operations	.396	.376	.940	.063	(1.988)	.278
Distributions from net investment income	(.206)	(.396)	(.370)	(.343)	(.275)	(.271)
Distributions from net realized gain	-	-	-	-	(.087)	(.107)
Total distributions	(.206)	(.396)	(.370)	(.343)	(.362)	(.378)
Net asset value, end of period	$10.87	$10.68	$10.70	$10.13	$10.41	$12.76
Total Return C,D,E	3.73%	3.61%	9.49%	.65%	(15.85)%	2.21%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.80% H	.80%	.82%	.84%	.81%	.79%
Expenses net of fee waivers, if any	.80 % H	.80%	.82%	.84%	.81%	.79%
Expenses net of all reductions, if any	.80% H	.80%	.82%	.83%	.81%	.79%
Net investment income (loss)	3.87% H	3.85%	3.62%	3.47%	2.42%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$7,707	$8,011	$8,194	$8,061	$8,439	$12,127
Portfolio turnover rate I	51 % H	43%	30%	24% J	26%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Corporate Bond Fund Class C

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.68	$10.70	$10.13	$10.41	$12.76	$12.86
Income from Investment Operations
Net investment income (loss) A,B	.168	.330	.299	.280	.199	.180
Net realized and unrealized gain (loss)	.178	(.030)	.567	(.290)	(2.271)	.003
Total from investment operations	.346	.300	.866	(.010)	(2.072)	.183
Distributions from net investment income	(.166)	(.320)	(.296)	(.270)	(.191)	(.176)
Distributions from net realized gain	-	-	-	-	(.087)	(.107)
Total distributions	(.166)	(.320)	(.296)	(.270)	(.278)	(.283)
Net asset value, end of period	$10.86	$10.68	$10.70	$10.13	$10.41	$12.76
Total Return C,D,E	3.26%	2.87%	8.71%	(.07)%	(16.46)%	1.46%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.53% H	1.52%	1.54%	1.54%	1.54%	1.54%
Expenses net of fee waivers, if any	1.53 % H	1.52%	1.54%	1.54%	1.54%	1.54%
Expenses net of all reductions, if any	1.53% H	1.52%	1.54%	1.54%	1.54%	1.54%
Net investment income (loss)	3.14% H	3.13%	2.91%	2.75%	1.70%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$7,236	$7,044	$7,553	$8,171	$9,756	$17,010
Portfolio turnover rate I	51 % H	43%	30%	24% J	26%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Corporate Bond Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.68	$10.70	$10.13	$10.41	$12.76	$12.86
Income from Investment Operations
Net investment income (loss) A,B	.226	.443	.410	.391	.325	.318
Net realized and unrealized gain (loss)	.188	(.030)	.568	(.290)	(2.270)	.003
Total from investment operations	.414	.413	.978	.101	(1.945)	.321
Distributions from net investment income	(.224)	(.433)	(.408)	(.381)	(.318)	(.314)
Distributions from net realized gain	-	-	-	-	(.087)	(.107)
Total distributions	(.224)	(.433)	(.408)	(.381)	(.405)	(.421)
Net asset value, end of period	$10.87	$10.68	$10.70	$10.13	$10.41	$12.76
Total Return C,D	3.91%	3.97%	9.89%	1.03%	(15.54)%	2.56%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.45%	.45%	.44%	.45%
Expenses net of fee waivers, if any	.45 % G	.45%	.45%	.45%	.44%	.45%
Expenses net of all reductions, if any	.45% G	.45%	.45%	.45%	.44%	.45%
Net investment income (loss)	4.22% G	4.20%	3.99%	3.85%	2.79%	2.50%
Supplemental Data
Net assets, end of period (000 omitted)	$1,123,690	$1,011,814	$965,348	$863,480	$975,308	$1,481,426
Portfolio turnover rate H	51 % G	43%	30%	24% I	26%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Corporate Bond Fund Class I

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.68	$10.70	$10.13	$10.41	$12.76	$12.86
Income from Investment Operations
Net investment income (loss) A,B	.224	.437	.404	.386	.322	.311
Net realized and unrealized gain (loss)	.188	(.030)	.569	(.289)	(2.273)	.004
Total from investment operations	.412	.407	.973	.097	(1.951)	.315
Distributions from net investment income	(.222)	(.427)	(.403)	(.377)	(.312)	(.308)
Distributions from net realized gain	-	-	-	-	(.087)	(.107)
Total distributions	(.222)	(.427)	(.403)	(.377)	(.399)	(.415)
Net asset value, end of period	$10.87	$10.68	$10.70	$10.13	$10.41	$12.76
Total Return C,D	3.88%	3.92%	9.84%	.98%	(15.58)%	2.51%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.50% G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50 % G	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions, if any	.50% G	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	4.17% G	4.15%	3.95%	3.80%	2.74%	2.45%
Supplemental Data
Net assets, end of period (000 omitted)	$202,031	$235,700	$221,242	$127,334	$111,046	$200,288
Portfolio turnover rate H	51 % G	43%	30%	24% I	26%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Corporate Bond Fund Class Z

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.68	$10.70	$10.12	$10.41	$12.76	$12.86
Income from Investment Operations
Net investment income (loss) A,B	.231	.453	.419	.404	.326	.328
Net realized and unrealized gain (loss)	.178	(.031)	.578	(.304)	(2.262)	.005
Total from investment operations	.409	.422	.997	.100	(1.936)	.333
Distributions from net investment income	(.229)	(.442)	(.417)	(.390)	(.327)	(.326)
Distributions from net realized gain	-	-	-	-	(.087)	(.107)
Total distributions	(.229)	(.442)	(.417)	(.390)	(.414)	(.433)
Net asset value, end of period	$10.86	$10.68	$10.70	$10.12	$10.41	$12.76
Total Return C,D	3.86%	4.07%	10.10%	1.02%	(15.47)%	2.66%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.40% G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.36 % G	.36%	.36%	.36%	.36%	.36%
Expenses net of all reductions, if any	.36% G	.36%	.36%	.36%	.36%	.36%
Net investment income (loss)	4.31% G	4.29%	4.08%	3.94%	2.87%	2.59%
Supplemental Data
Net assets, end of period (000 omitted)	$682,223	$748,040	$734,287	$614,675	$3,068,418	$1,673,604
Portfolio turnover rate H	51 % G	43%	30%	24% I	26%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Corporate Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$42,888,082
Gross unrealized depreciation	(62,561,361)
Net unrealized appreciation (depreciation)	$(19,673,279)
Tax cost	$2,107,755,950

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(80,987,178)
Long-term	(64,052,243)
Total capital loss carryforward	$(145,039,421)

Due to large redemptions in a prior period, the Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those losses are realized and the limitation prevents the Fund from using any of those losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Corporate Bond Fund	393,689,564	271,644,654
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees, and other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	86,771	4,500
Class M	- %	.25%	9,906	98
Class C	.75%	.25%	36,780	7,955
			133,457	12,553

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	5,253
Class M	181
Class C A	141
5,575

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond and Class Z. FIIOC receives an asset-based fee of Corporate Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	59,144.17
Class M	7,753.20
Class C	6,264.17
Corporate Bond	529,815.10
Class I	169,707.15
Class Z	170,664.05
	943,347

A Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Corporate Bond Fund	142	-	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class Z	.36%	147,147

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3,885.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2026	Year ended August 31, 2025
Fidelity Corporate Bond Fund
Distributions to shareholders
Class A	$1,328,967	$2,508,435
Class M	150,805	303,869
Class C	113,169	222,096
Corporate Bond	22,008,650	39,891,839
Class I	4,704,419	9,250,336
Class Z	14,466,643	30,636,298
Total	$42,772,653	$82,812,873
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2026	Year ended August 31, 2025	Six months ended February 28, 2026	Year ended August 31, 2025
Fidelity Corporate Bond Fund
Class A
Shares sold	551,959	1,838,693	$5,956,665	$19,477,398
Reinvestment of distributions	121,772	235,505	1,315,910	2,491,178
Shares redeemed	(840,758)	(1,511,366)	(9,080,197)	(15,928,694)
Net increase (decrease)	(167,027)	562,832	$(1,807,622)	$6,039,882
Class M
Shares sold	34,280	121,055	$370,196	$1,290,212
Reinvestment of distributions	13,856	28,590	149,755	302,460
Shares redeemed	(88,937)	(165,410)	(961,009)	(1,735,066)
Net increase (decrease)	(40,801)	(15,765)	$(441,058)	$(142,394)
Class C
Shares sold	130,930	218,434	$1,412,003	$2,313,521
Reinvestment of distributions	10,415	20,891	112,514	220,937
Shares redeemed	(134,979)	(285,697)	(1,459,008)	(3,005,613)
Net increase (decrease)	6,366	(46,372)	$65,509	$(471,155)
Corporate Bond
Shares sold	18,626,272	30,557,985	$201,088,587	$323,345,203
Reinvestment of distributions	1,793,315	3,310,102	19,379,798	35,015,766
Shares redeemed	(11,749,070)	(29,349,691)	(126,891,474)	(309,019,927)
Net increase (decrease)	8,670,517	4,518,396	$93,576,911	$49,341,042
Class I
Shares sold	7,062,280	12,210,528	$76,277,034	$129,002,797
Reinvestment of distributions	428,643	856,629	4,631,583	9,061,326
Shares redeemed	(10,968,338)	(11,674,247)	(118,358,305)	(123,387,273)
Net increase (decrease)	(3,477,415)	1,392,910	$(37,449,688)	$14,676,850
Class Z
Shares sold	9,752,325	31,749,363	$105,351,670	$334,700,021
Reinvestment of distributions	1,125,724	2,498,903	12,155,887	26,425,119
Shares redeemed	(18,140,014)	(32,824,258)	(195,868,396)	(347,789,223)
Net increase (decrease)	(7,261,965)	1,424,008	$(78,360,839)	$13,335,917
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Corporate Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of a representative class (the retail class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked equal to the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked equal to the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.907007.115
CBD-SANN-0426
Fidelity® Conservative Income Bond Fund

Semi-Annual Report
February 28, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Conservative Income Bond Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 16.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 16.3%
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	1,364,590	1,366,355
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (b)	13,779,015	13,794,777
Ally Auto Receivables Trust Series 2025-1 Class A2, 4.03% 7/17/2028	22,315,000	22,328,445
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/2028	15,100,000	15,131,594
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	13,178,851	13,204,440
AutoNation Finance Trust Series 2026-1A Class A2, 3.95% 1/11/2029 (b)	21,290,000	21,313,513
Barings Equipment Finance LLC Series 2026-A Class A2, 3.89% 4/13/2029 (b)	16,335,000	16,356,618
BMW Vehicle Lease Trust Series 2025-1 Class A2A, 4.43% 9/27/2027	15,146,944	15,194,160
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	3,121,037	3,125,969
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	3,004,772	3,007,448
Capital One Prime Auto Receivables Trust Series 2025-1 Class A2A, 3.88% 1/16/2029	23,290,000	23,308,059
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	1,857,393	1,859,476
CarMax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	2,579,663	2,583,055
CarMax Auto Owner Trust Series 2025-1 Class A2A, 4.63% 3/15/2028	5,970,269	5,981,624
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	7,036,099	7,057,203
CarMax Auto Owner Trust Series 2025-3 Class A2A, 4.42% 8/15/2028	17,968,092	18,005,867
Carmax Auto Owner Trust Series 2025-4 Class A2A, 3.95% 3/15/2029	18,190,000	18,210,817
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	66,129	66,204
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	6,455,000	6,455,918
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A2, 4.56% 8/10/2028	10,396,152	10,414,223
Carvana Auto Receivables Trust Series 2024-P4 Class A2, 4.62% 2/10/2028	537,626	537,754
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	1,359,800	1,360,871
Carvana Auto Receivables Trust Series 2025-P3 Class A2, 4.07% 2/12/2029	15,762,970	15,769,342
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	10,918,808	11,021,822
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	2,113,957	2,119,711
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (b)	2,810,019	2,816,379
Dext Abs LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (b)	1,740,000	1,739,815
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (b)	3,875,442	3,888,525
Dllad LLC Series 2025-1A Class A2, 4.46% 11/20/2028 (b)	12,180,000	12,241,944
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	1,670,489	1,676,480
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	23,800,000	23,989,593
DLLMT LLC Series 2026-1A Class A2, 4.03% 7/20/2028 (b)	4,360,000	4,366,090
DRIVE Series 2025-1 Class A2, 4.87% 8/15/2028	3,809,077	3,814,305
Enterprise Fleet Financing 2025-2 LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (b)	20,189,442	20,268,437
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (b)	10,628,017	10,669,615
Enterprise Fleet Financing LLC Series 2025-3 Class A2, 4.5% 4/20/2028 (b)	22,640,000	22,755,593
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	550,381	551,747
Exeter Automobile Receivables Trust Series 2025-3A Class A2, 4.83% 1/18/2028	5,822,978	5,830,854
Exeter Automobile Receivables Trust Series 2025-4A Class A2, 4.53% 3/15/2028	11,185,696	11,201,232
Exeter Automobile Receivables Trust Series 2026-1A Class A2, 4.08% 9/15/2028	14,845,000	14,847,945
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	329,779	330,613
Exeter Select Automobile Receivables Trust Series 2025-2 Class A2, 4.54% 6/15/2029	8,479,683	8,501,332
Ford Credit Auto Lease Trust Series 2025-A Class A2A, 4.57% 8/15/2027	7,545,389	7,558,911
Ford Credit Auto Owner Trust Series 2021-1 Class A, 1.37% 10/17/2033 (b)	21,088,000	21,016,442
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	3,890,078	3,896,512
Ford Credit Auto Owner Trust Series 2025-A Class A2A, 4.47% 12/15/2027	13,104,326	13,135,636
Ford Series 2025-B Class A2A, 4.37% 3/15/2028	8,208,506	8,227,240
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	254,669	254,878
GM Financial Automobile Leasing Trust Series 2024-2 Class A3, 5.39% 7/20/2027	8,539,981	8,572,902
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (c)	20,132,176	20,168,355
GM Financial Automobile Leasing Trust Series 2026-1 Class A2, 3.77% 4/20/2028	21,000,000	21,008,301
GM Financial Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	2,561,277	2,563,204
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	11,794,766	11,816,039
Gm Financial Leasing Trst Series 2025-3 Class A2A, 4.19% 10/20/2027	19,561,863	19,597,335
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	22,870,000	22,968,272
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	23,000,000	23,314,416
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	15,700,000	15,792,845
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.6%, 4.2582% 3/15/2029 (b)(c)(d)	13,010,000	13,045,127
Gmf Leasing LLC Series 2025-2 Class A2A, 4.55% 7/20/2027	14,503,394	14,535,741
Halst Series 2025-A Class A2A, 4.6% 6/15/2027 (b)	5,943,615	5,957,986
Halst Series 2025-A Class A3, 4.83% 1/18/2028 (b)	20,302,000	20,474,345
Harot Series 2025-2 Class A2A, 4.3% 1/18/2028	14,158,644	14,188,061
Honda Auto Receivables Owner Trust Series 2023-2 Class A3, 4.93% 11/15/2027	1,256,656	1,261,709
Honda Auto Receivables Owner Trust Series 2025-1 Class A2, 4.53% 8/23/2027	9,935,224	9,954,085
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (b)	13,960,912	14,011,465
Hyundai Auto Lease Securitization Trust Series 2025-C Class A2A, 4.37% 1/18/2028 (b)	10,307,545	10,342,146
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	3,782,918	3,787,430
Hyundai Auto Receivables Trust Series 2025-B Class A2A, 4.45% 8/15/2028	10,505,098	10,535,985
John Deere Owner Trust Series 2024-C Class A2B, U.S. 30-Day Avg. SOFR Index + 0.43%, 4.0882% 8/16/2027 (c)(d)	3,366,880	3,368,099
Kubota Credit Owner Trust 2025-2 Series 2025-2A Class A2, 4.48% 4/17/2028 (b)	9,175,000	9,218,906
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (b)	14,057,333	14,111,781
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (b)	8,381,019	8,419,865
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (b)	690,099	691,117
MBART Series 2025-1 Class A2A, 4.5% 2/15/2028	3,631,763	3,637,072
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	234,544	234,722
Mercedes-Benz Auto Lease Trust Series 2025-A Class A2A, 4.57% 4/17/2028	12,876,725	12,934,724
Mercedes-Benz Auto Receivables Trust Series 2022-1 Class A3, 5.21% 8/16/2027	2,019,712	2,024,037
Porsche Innovative Lease Owner Trust Series 2025-1A Class A2A, 4.6% 12/20/2027 (b)	6,914,622	6,935,572
Santander Drive Auto Receivables Trust Series 2025-2 Class A2, 4.71% 6/15/2028	7,016,104	7,024,156
Santander Drive Auto Receivables Trust Series 2026-1 Class A2, 4.04% 3/15/2029	14,095,000	14,096,992
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	3,411,370	3,426,584
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	8,449,523	8,465,606
SCLP Series 2025-4 Class A, 4.24% 8/25/2035 (b)	17,210,969	17,244,186
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (b)	4,592,632	4,597,726
SFS Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	502,007	502,292
SFS Auto Receivables Securitization Trust Series 2025-2A Class A2, 4.52% 11/20/2028 (b)	8,642,467	8,662,736
Sfs Auto Receivables Securitization Trust Series 2025-3A Class A2, 4.11% 3/20/2029 (b)	18,713,815	18,736,609
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (b)	21,500,000	21,515,033
Sfuel Series 2025-BA Class A2, 4.31% 5/22/2028 (b)	22,760,000	22,834,084
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)	3,438,907	3,448,588
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A2, 4.06% 6/20/2028 (b)	13,714,000	13,746,764
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A Class A2, 4.14% 6/20/2028 (b)	15,588,202	15,616,959
Toyota Auto Receivables 2022-C Owner Tr Series 2022-C Class A3, 3.76% 4/15/2027	382,177	382,142
Toyota Auto Receivables Owner Trust Series 2023-A Class A3, 4.63% 9/15/2027	3,038,275	3,044,260
Toyota Auto Receivables Owner Trust Series 2025-B Class A2A, 4.46% 3/15/2028	17,907,859	17,951,642
Toyota Auto Receivables Owner Trust Series 2026-A Class A2A, 3.8% 12/15/2028	22,300,000	22,309,973
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (b)	4,972,570	4,982,504
Toyota Lease Owner Trust Series 2026-A Class A2A, 3.7% 2/22/2028 (b)	21,420,000	21,406,525
USAA Auto Owner Trust Series 2025-A Class A2, 3.98% 3/15/2028 (b)	23,300,000	23,313,572
USB Auto Owner Trust 2025-1 Series 2025-1A Class A2, 4.51% 6/15/2028 (b)	12,278,904	12,304,307
Verizon Master Trust Series 2025-3 Class A1B, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.2082% 3/20/2030 (c)(d)	22,325,000	22,364,408
Volkswagen Auto Lease Trust Series 2025-B Class A2A, 3.97% 4/20/2028	19,765,000	19,782,120
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	6,003,925	6,018,171
Volvo Financial Equipment LLC Series 2024-1A Class A2, 4.56% 5/17/2027 (b)	3,073,561	3,076,326
Wheels Fleet Lease Funding LLC Series 2025-1A Class A2, CME Term SOFR 1 month Index + 0%, 4.9868% 1/18/2040 (b)(c)(d)	18,505,045	18,590,168
Woart Series 2025-B Class A2A, 4.38% 8/15/2028	16,455,236	16,487,356
Woart Series 2025-C Class A2A, 4.19% 10/16/2028	21,819,881	21,851,101
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	5,857,731	5,864,606
World Omni Select Auto Trust Series 2025-A Class A2A, 4.14% 5/15/2030	17,195,000	17,233,500
TOTAL UNITED STATES		1,175,508,023
TOTAL ASSET-BACKED SECURITIES (Cost $1,173,040,886)		1,175,508,023

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Truist Bank 4.671% 5/20/2027 (c) (Cost $10,503,019)	10,496,000	10,510,374

Non-Convertible Corporate Bonds - 40.8%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.7%
Financials - 0.4%
Banks - 0.4%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.13% 11/27/2026 (b)(c)(d)	25,000,000	25,043,033
Materials - 0.3%
Metals & Mining - 0.3%
Glencore Funding LLC 1.625% 4/27/2026 (b)	3,500,000	3,486,515
Glencore Funding LLC U.S. SOFR Averages Index + 0.75%, 4.4308% 10/1/2026 (b)(c)(d)	20,998,000	21,040,542
TOTAL MATERIALS		24,527,057
TOTAL AUSTRALIA		49,570,090
CANADA - 5.0%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Canadian Natural Resources Ltd 3.85% 6/1/2027	9,000,000	8,998,818
Enbridge Inc 4.25% 12/1/2026	12,300,000	12,315,345
TOTAL ENERGY		21,314,163
Financials - 4.7%
Banks - 4.7%
Bank of Montreal 4.1% 12/15/2027 (c)	21,600,000	21,618,648
Bank of Montreal 4.4375% 9/22/2028 (c)	23,500,000	23,542,870
Bank of Montreal 4.567% 9/10/2027 (c)	23,970,000	24,053,744
Bank of Montreal U.S. SOFR Averages Index + 0.88%, 4.5799% 9/10/2027 (c)(d)	18,700,000	18,751,527
Bank of Nova Scotia/The 2.7% 8/3/2026	21,520,000	21,412,623
Bank of Nova Scotia/The U.S. SOFR Index + 0.76%, 4.4498% 9/15/2028 (c)(d)	23,300,000	23,334,187
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.8%, 4.5123% 9/8/2028 (c)(d)	30,575,000	30,654,770
Federation des Caisses Desjardins du Quebec U.S. SOFR Index + 0.63%, 4.298% 1/27/2027 (b)(c)(d)	20,700,000	20,760,030
National Bank of Canada 4.95% 2/1/2028 (c)	23,312,000	23,518,193
National Bank of Canada U.S. SOFR Index + 0.77%, 4.4365% 1/20/2029 (c)(d)	18,300,000	18,320,862
Royal Bank of Canada 5.069% 7/23/2027 (c)	25,000,000	25,109,870
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 4.3865% 10/18/2027 (c)(d)	19,000,000	19,052,892
Royal Bank of Canada U.S. SOFR Averages Index + 0.82%, 4.5074% 3/27/2028 (c)(d)	20,700,000	20,767,182
Royal Bank of Canada U.S. SOFR Index + 0.7%, 4.3695% 11/3/2028 (c)(d)	23,290,000	23,323,111
Toronto Dominion Bank U.S. SOFR Index + 0.62%, 4.3095% 12/17/2026 (c)(d)	25,000,000	25,059,000
TOTAL FINANCIALS		339,279,509
TOTAL CANADA		360,593,672
FINLAND - 0.3%
Financials - 0.3%
Banks - 0.3%
Nordea Bank Abp U.S. SOFR Index + 0.7%, 4.3895% 3/17/2028 (b)(c)(d)	20,345,000	20,445,403
FRANCE - 0.5%
Financials - 0.5%
Banks - 0.5%
BNP Paribas SA 2.591% 1/20/2028 (b)(c)	8,083,000	7,982,579
Credit Agricole SA 5.589% 7/5/2026 (b)	27,900,000	28,055,476

TOTAL FRANCE		36,038,055
GERMANY - 2.5%
Consumer Discretionary - 1.6%
Automobiles - 1.6%
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 4.4711% 8/13/2026 (b)(c)(d)	18,400,000	18,450,599
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.63%, 4.297% 7/31/2026 (b)(c)(d)	18,600,000	18,632,702
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.78%, 4.4608% 4/1/2027 (b)(c)(d)	28,250,000	28,373,764
Volkswagen Group of America Finance LLC U.S. SOFR Index + 0.83%, 4.5175% 3/20/2026 (b)(c)(d)	27,150,000	27,159,081
Volkswagen Group of America Finance LLC U.S. SOFR Index + 1.06%, 4.7322% 8/14/2026 (b)(c)(d)	17,849,000	17,908,080
TOTAL CONSUMER DISCRETIONARY		110,524,226
Financials - 0.9%
Capital Markets - 0.9%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	23,600,000	23,313,343
Deutsche Bank AG/New York NY 2.552% 1/7/2028 (c)	24,000,000	23,699,194
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (c)	21,000,000	21,237,443
TOTAL FINANCIALS		68,249,980
TOTAL GERMANY		178,774,206
IRELAND - 0.5%
Financials - 0.5%
Banks - 0.3%
Bank of Ireland Group PLC 2.029% 9/30/2027 (b)(c)	18,727,000	18,504,446
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	15,185,000	15,038,043
TOTAL IRELAND		33,542,489
ITALY - 0.2%
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Finance International NV 1.625% 7/12/2026 (b)(e)	18,000,000	17,834,051
JAPAN - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.567% 7/16/2027 (b)	1,033,000	1,042,371
Financials - 0.8%
Banks - 0.8%
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)	13,100,000	13,022,246
Sumitomo Mitsui Financial Group Inc 1.402% 9/17/2026	26,000,000	25,663,295
Sumitomo Mitsui Financial Group Inc 2.632% 7/14/2026	17,700,000	17,620,419
TOTAL FINANCIALS		56,305,960
TOTAL JAPAN		57,348,331
NETHERLANDS - 2.0%
Financials - 1.8%
Banks - 1.8%
ABN AMRO Bank NV 6.339% 9/18/2027 (b)(c)	7,100,000	7,188,777
ABN AMRO Bank NV U.S. SOFR Averages Index + 1.78%, 5.4683% 9/18/2027 (b)(c)(d)	19,000,000	19,146,226
Cooperatieve Rabobank UA 4.655% 8/22/2028 (b)(c)	21,000,000	21,202,944
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	15,000,000	15,032,566
Cooperatieve Rabobank UA/NY U.S. SOFR Index + 0.41%, 4.076% 1/14/2028 (c)(d)	28,300,000	28,325,921
ING Groep NV 1.726% 4/1/2027 (c)	21,617,000	21,576,046
ING Groep NV 6.083% 9/11/2027 (c)	14,800,000	14,960,227
TOTAL FINANCIALS		127,432,707
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	13,300,000	13,289,727
TOTAL NETHERLANDS		140,722,434
SWEDEN - 0.3%
Financials - 0.3%
Banks - 0.3%
Swedbank AB 6.136% 9/12/2026 (b)	21,000,000	21,249,330
SWITZERLAND - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
UBS Group AG 1.494% 8/10/2027 (b)(c)	22,000,000	21,753,708
UBS Group AG 4.703% 8/5/2027 (b)(c)	12,300,000	12,332,338

TOTAL SWITZERLAND		34,086,046
UNITED KINGDOM - 2.6%
Financials - 2.3%
Banks - 2.3%
Barclays PLC 4.337% 1/10/2028	19,500,000	19,553,623
Barclays PLC 5.829% 5/9/2027 (c)	18,000,000	18,057,976
HSBC Holdings PLC 2.251% 11/22/2027 (c)	19,245,000	19,022,649
HSBC Holdings PLC 5.887% 8/14/2027 (c)	18,500,000	18,657,305
Lloyds Banking Group PLC 1.627% 5/11/2027 (c)	23,000,000	22,890,202
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.56%, 5.2259% 8/7/2027 (c)(d)	8,500,000	8,545,172
NatWest Group PLC 1.642% 6/14/2027 (c)	24,652,000	24,485,862
NatWest Group PLC 5.583% 3/1/2028 (c)	6,400,000	6,501,621
NatWest Group PLC 5.847% 3/2/2027 (c)	27,000,000	27,000,001
TOTAL FINANCIALS		164,714,411
Health Care - 0.3%
Pharmaceuticals - 0.3%
GlaxoSmithKline Capital PLC U.S. SOFR Index + 0.5%, 4.1929% 3/12/2027 (c)(d)	22,946,000	23,015,985
TOTAL UNITED KINGDOM		187,730,396
UNITED STATES - 24.9%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc 2.625% 4/15/2026	10,000,000	9,981,759
Consumer Discretionary - 1.9%
Automobiles - 1.7%
American Honda Finance Corp U.S. SOFR Index + 0.55%, 4.2181% 5/11/2026 (c)(d)	4,900,000	4,903,607
American Honda Finance Corp U.S. SOFR Index + 0.65%, 4.328% 11/19/2027 (c)(d)	31,400,000	31,442,157
American Honda Finance Corp U.S. SOFR Index + 0.65%, 4.3375% 5/20/2026 (c)(d)	22,500,000	22,529,368
General Motors Financial Co Inc 5.25% 3/1/2026	18,400,000	18,404,415
General Motors Financial Co Inc 5.4% 4/6/2026	12,200,000	12,213,143
Hyundai Capital America 5.45% 6/24/2026 (b)	10,930,000	10,974,772
Hyundai Capital America U.S. SOFR Index + 1.12%, 4.8075% 6/23/2027 (b)(c)(d)	18,850,000	18,985,400
		119,452,862
Specialty Retail - 0.2%
Ross Stores Inc 0.875% 4/15/2026	19,065,000	18,994,087
TOTAL CONSUMER DISCRETIONARY		138,446,949
Consumer Staples - 0.7%
Beverages - 0.3%
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.2522% 11/15/2026 (c)(d)	23,963,000	23,990,424
Consumer Staples Distribution & Retail - 0.4%
Mars Inc 4.45% 3/1/2027 (b)	8,647,000	8,717,705
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.0986% 4/28/2027 (c)(d)	19,569,000	19,625,338
		28,343,043
TOTAL CONSUMER STAPLES		52,333,467
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Chevron USA Inc U.S. SOFR Averages Index + 0.36%, 4.0302% 2/26/2027 (c)(d)	19,369,000	19,411,825
Williams Cos Inc/The 5.4% 3/2/2026	5,201,000	5,201,000
TOTAL ENERGY		24,612,825
Financials - 17.6%
Banks - 9.3%
Bank of America Corp 1.658% 3/11/2027 (c)	16,500,000	16,490,713
Bank of America Corp 1.734% 7/22/2027 (c)	19,000,000	18,829,437
Bank of America Corp 3.559% 4/23/2027 (c)	21,500,000	21,484,399
Bank of America Corp 3.705% 4/24/2028 (c)	21,850,000	21,780,203
Citibank NA U.S. SOFR Index + 0.708%, 4.375% 8/6/2026 (c)(d)	18,650,000	18,676,781
Citibank NA U.S. SOFR Index + 0.712%, 4.39% 11/19/2027 (c)(d)	18,600,000	18,646,714
Citibank NA U.S. SOFR Index + 0.781%, 4.451% 5/29/2027 (c)(d)	15,830,000	15,932,737
Citigroup Inc 1.462% 6/9/2027 (c)	9,300,000	9,234,408
Citigroup Inc U.S. SOFR Index + 1.1143%, 4.8127% 5/7/2028 (c)(d)	18,300,000	18,405,031
Fifth Third Bancorp 1.707% 11/1/2027 (c)	15,000,000	14,776,981
Huntington National Bank/The U.S. SOFR Index + 0.72%, 4.3853% 4/12/2028 (c)(d)	16,536,000	16,555,727
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	18,900,000	18,634,013
JPMorgan Chase & Co 1.578% 4/22/2027 (c)	21,000,000	20,927,081
JPMorgan Chase & Co 2.947% 2/24/2028 (c)	19,250,000	19,055,576
JPMorgan Chase & Co 3.782% 2/1/2028 (c)	21,550,000	21,503,503
Morgan Stanley Bank NA 4.447% 10/15/2027 (c)	9,264,000	9,297,230
Morgan Stanley Bank NA U.S. SOFR Index + 0.685%, 4.3512% 10/15/2027 (c)(d)	25,000,000	25,050,500
Morgan Stanley Bank NA U.S. SOFR Index + 1.165%, 4.8359% 10/30/2026 (c)(d)	16,100,000	16,192,343
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 4.4373% 7/6/2028 (c)(d)	22,410,000	22,462,888
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.78%, 4.4522% 11/17/2028 (c)(d)	23,700,000	23,759,487
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	23,305,000	23,404,857
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (c)	18,301,000	18,604,072
PNC Financial Services Group Inc/The U.S. SOFR Index + 0.62%, 4.2876% 1/26/2029 (c)(d)	17,889,000	17,882,560
Truist Bank U.S. SOFR Index + 0.66%, 4.328% 1/27/2029 (c)(d)	14,600,000	14,595,039
Truist Bank U.S. SOFR Index + 0.77%, 4.4376% 7/24/2028 (c)(d)	24,700,000	24,747,424
Truist Financial Corp 1.267% 3/2/2027 (c)	10,609,000	10,609,000
Truist Financial Corp 6.047% 6/8/2027 (c)	21,000,000	21,104,926
US Bancorp 6.787% 10/26/2027 (c)	16,500,000	16,809,136
US Bank NA/Cincinnati OH 4.507% 10/22/2027 (c)	9,302,000	9,340,625
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.91%, 4.5822% 5/15/2028 (c)(d)	29,000,000	29,150,905
Wells Fargo & Co 3.196% 6/17/2027 (c)	20,500,000	20,449,375
Wells Fargo & Co 3.526% 3/24/2028 (c)	22,810,000	22,692,109
Wells Fargo & Co 4.9% 1/24/2028 (c)	22,600,000	22,778,262
Wells Fargo & Co 5.707% 4/22/2028 (c)	20,300,000	20,671,662
Wells Fargo & Co U.S. SOFR Index + 0.78%, 4.4476% 1/24/2028 (c)(d)	20,000,000	20,051,600
		660,587,304
Capital Markets - 5.0%
Athene Global Funding 1.608% 6/29/2026 (b)	13,950,000	13,835,192
Athene Global Funding 4.86% 8/27/2026 (b)	23,600,000	23,685,504
Athene Global Funding U.S. SOFR Averages Index + 0.83%, 4.4966% 1/7/2027 (b)(c)(d)	26,000,000	26,036,066
Bank of New York Mellon Corp/The 4.947% 4/26/2027 (c)	25,000,000	25,040,354
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.68%, 4.3894% 6/9/2028 (c)(d)	21,940,000	22,006,974
Bank of New York Mellon U.S. SOFR Averages Index + 0.71%, 4.3765% 4/20/2027 (c)(d)	28,400,000	28,416,862
Equitable America Global Funding U.S. SOFR Index + 0.71%, 4.3998% 9/15/2027 (b)(c)(d)	20,166,000	20,174,059
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (c)	25,349,000	25,333,521
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (c)	16,500,000	16,283,126
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (c)	26,000,000	25,650,025
Goldman Sachs Group Inc/The U.S. SOFR Index + 0.71%, 4.3763% 1/21/2029 (c)(d)	21,800,000	21,804,143
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 4.9569% 4/23/2028 (c)(d)	15,298,000	15,413,869
Morgan Stanley 1.512% 7/20/2027 (c)	23,800,000	23,579,117
Morgan Stanley 1.593% 5/4/2027 (c)	24,450,000	24,346,997
Sammons Financial Group Global Funding U.S. SOFR Index + 0.85%, 4.5895% 9/2/2027 (b)(c)(d)	23,000,000	23,132,710
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 4.127% 11/25/2026 (c)(d)	11,840,000	11,859,824
State Street Corp U.S. SOFR Index + 0.95%, 4.6176% 4/24/2028 (c)(d)	9,555,000	9,605,738
		356,204,081
Consumer Finance - 1.5%
American Express Co 4.009% 2/9/2029 (c)	21,550,000	21,614,294
American Express Co 5.389% 7/28/2027 (c)	3,925,000	3,946,036
American Express Co 5.645% 4/23/2027 (c)	21,550,000	21,597,668
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.1153% 4/10/2026 (c)(d)	18,800,000	18,805,247
Toyota Motor Credit Corp U.S. SOFR Index + 0.43%, 4.1% 6/9/2027 (c)(d)	25,000,000	25,040,750
Toyota Motor Credit Corp U.S. SOFR Index + 0.77%, 4.4345% 8/7/2026 (c)(d)	18,298,000	18,347,222
		109,351,217
Insurance - 1.8%
Brown & Brown Inc 4.6% 12/23/2026	6,977,000	7,011,130
Corebridge Global Funding 5.35% 6/24/2026 (b)	16,320,000	16,390,746
Corebridge Global Funding U.S. SOFR Index + 1.3%, 4.9874% 9/25/2026 (b)(c)(d)	25,798,000	25,925,160
Equitable Financial Life Global Funding 4.6% 4/1/2027 (b)	12,705,000	12,796,338
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	15,420,000	15,532,328
Jackson National Life Global Funding U.S. SOFR Index + 0.89%, 4.5994% 6/9/2027 (b)(c)(d)	17,000,000	17,035,514
Protective Life Global Funding 5.209% 4/14/2026 (b)	13,800,000	13,819,713
Trinity Acq PLC 4.4% 3/15/2026	22,000,000	21,999,394
		130,510,323
TOTAL FINANCIALS		1,256,652,925
Health Care - 1.0%
Biotechnology - 0.6%
AbbVie Inc 4.279% 3/3/2028 (c)	21,900,000	21,944,676
Gilead Sciences Inc 3.65% 3/1/2026	20,700,000	20,701,447
		42,646,123
Pharmaceuticals - 0.4%
Merck & Co Inc U.S. SOFR Index + 0.46%, 4.1498% 9/15/2027 (c)(d)	22,526,000	22,634,032
Pfizer Inc U.S. SOFR Index + 0.5%, 4.1722% 11/15/2027 (c)(d)	6,400,000	6,422,528
		29,056,560
TOTAL HEALTH CARE		71,702,683
Industrials - 0.6%
Machinery - 0.6%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.4%, 4.0656% 1/10/2028 (c)(d)	22,730,000	22,763,089
Caterpillar Financial Services Corp U.S. SOFR Index + 0.69%, 4.3562% 10/16/2026 (c)(d)	18,000,000	18,057,414
TOTAL INDUSTRIALS		40,820,503
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp U.S. SOFR Index + 0.53%, 4.2022% 11/15/2027 (c)(d)	10,353,000	10,371,681
Dell International LLC / EMC Corp 4.9% 10/1/2026	22,090,000	22,167,023
Dell International LLC / EMC Corp 6.02% 6/15/2026	1,220,000	1,220,846
		33,759,550
Software - 0.6%
Oracle Corp 2.65% 7/15/2026	19,000,000	18,886,227
VMware LLC 1.4% 8/15/2026	23,700,000	23,419,727
		42,305,954
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	9,053,000	9,079,673
TOTAL INFORMATION TECHNOLOGY		85,145,177
Real Estate - 0.6%
Office REITs - 0.4%
COPT Defense Properties LP 2.25% 3/15/2026	27,000,000	26,980,074
Specialized REITs - 0.2%
American Tower Corp 2.75% 1/15/2027	18,700,000	18,506,402
TOTAL REAL ESTATE		45,486,476
Utilities - 0.9%
Electric Utilities - 0.6%
DTE Electric Co 4.25% 5/14/2027	3,954,000	3,981,199
Eversource Energy 4.75% 5/15/2026	14,045,000	14,064,297
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	10,348,000	10,465,343
Oncor Electric Delivery Co LLC 4.5% 3/20/2027 (b)	12,377,000	12,464,872
		40,975,711
Multi-Utilities - 0.3%
Dominion Energy Inc 1.45% 4/15/2026	22,000,000	21,933,112
TOTAL UTILITIES		62,908,823
TOTAL UNITED STATES		1,788,091,587
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $2,914,309,932)		2,926,026,090

Repurchase Agreements - 0.8%
	Maturity Amount ($)	Value ($)
Repurchase Agreements* (Cost $60,500,000)	61,946,969	60,500,000

Certificates of Deposit - 10.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.33%, 4% 7/22/2026 (c)(d)	4.00	27,500,000	27,515,092
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.33%, 4% 8/13/2026 (c)(d)	4.00	27,500,000	27,515,788
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.37%, 4.04% 1/19/2027 (c)(d)	4.04	27,000,000	26,999,668
Barclays Bank PLC/NY yankee U.S. SOFR Index + 0.37%, 4.04% 10/23/2026 (c)(d)	4.04	27,000,000	26,975,743
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.34%, 4.01% 10/16/2026 (c)(d)	4.01	27,000,000	26,999,968
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.35%, 4.02% 2/9/2027 (c)(d)	4.02	27,000,000	26,999,962
Commonwealth Bank of Australia/New York NY yankee U.S. SOFR Index + 0.3%, 3.97% 10/13/2026 (c)(d)	3.97	27,000,000	27,014,717
Commonwealth Bank of Australia/New York NY yankee U.S. SOFR Index + 0.31%, 3.98% 11/10/2026 (c)(d)	3.98	27,000,000	27,014,853
Lloyds Bank Corporate Markets PLC/New York NY yankee U.S. SOFR Index + 0.34%, 4.01% 8/21/2026 (c)(d)	4.01	27,500,000	27,499,929
Lloyds Bank Corporate Markets PLC/New York NY yankee U.S. SOFR Index + 0.34%, 4.01% 9/8/2026 (c)(d)	4.01	27,000,000	26,999,843
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.35%, 4.02% 1/15/2027 (c)(d)	4.02	27,000,000	26,999,662
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.35%, 4.02% 9/10/2026 (c)(d)	4.02	27,000,000	26,999,822
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.35%, 4.02% 9/2/2026 (c)(d)	4.02	27,000,000	26,999,914
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.36%, 4.03% 7/23/2026 (c)(d)	4.03	27,500,000	27,499,673
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.35%, 4.02% 5/4/2026 (c)(d)	4.02	28,500,000	28,512,312
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.4%, 4.07% 5/8/2026 (c)(d)	4.07	24,000,000	24,013,257
Nordea Bank Abp/New York NY yankee U.S. SOFR Index + 0.35%, 4.02% 1/4/2027 (c)(d)	4.02	27,000,000	27,021,786
Royal Bank of Canada/New York NY yankee U.S. SOFR Index + 0.31%, 3.98% 10/2/2026 (c)(d)	3.98	27,000,000	27,017,086
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.35%, 4.02% 7/24/2026 (c)(d)	4.02	27,500,000	27,499,987
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.35%, 4.02% 8/31/2026 (c)(d)	4.02	27,000,000	26,999,978
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.37%, 4.04% 10/30/2026 (c)(d)	4.02	27,000,000	26,999,981
Svenska Handelsbanken/New York NY yankee U.S. SOFR Index + 0.3%, 3.97% 10/7/2026 (c)(d)	3.97	27,000,000	27,014,999
Svenska Handelsbanken/New York NY yankee U.S. SOFR Index + 0.35%, 4.02% 4/8/2026 (c)(d)	4.02	28,500,000	28,507,826
Svenska Handelsbanken/New York NY yankee U.S. SOFR Index + 0.4%, 4.07% 4/15/2026 (c)(d)	4.07	15,000,000	15,005,749
Toronto-Dominion Bank/NY yankee U.S. SOFR Index + 0.32%, 3.99% 10/1/2026 (c)(d)	3.99	27,000,000	27,014,690
UBS AG/Stamford CT yankee U.S. SOFR Index + 0.41%, 4.0908% 10/2/2026 (c)(d)	4.09	28,500,000	28,529,056
Westpac Banking Corp/NY yankee U.S. SOFR Index + 0.3%, 3.97% 10/19/2026 (c)(d)	3.97	27,000,000	27,013,392
TOTAL CERTIFICATES OF DEPOSIT (Cost $721,000,000)			721,184,733

Commercial Paper - 4.9%
	Yield (%) (f)	Principal Amount (a)	Value ($)
Bank of Montreal U.S. SOFR Index + 0.45%, 4.1% 4/8/2026 (c)(d)	4.10	28,500,000	28,509,935
DNB Bank ASA yankee 3.85% 4/16/2026	3.93	19,000,000	18,908,265
HSBC USA Inc U.S. SOFR Index + 0.53%, 4.2% 7/7/2026 (c)(d)	4.20	27,500,000	27,499,629
HSBC USA Inc U.S. SOFR Index + 0.55%, 4.22% 4/30/2026 (c)(d)	4.22	25,000,000	25,013,455
ING US Funding LLC U.S. SOFR Index + 0.3%, 3.97% 4/2/2026 (c)(d)	3.97	27,500,000	27,505,121
National Australia Bank Ltd U.S. SOFR Index + 0.27%, 3.94% 8/13/2026 (c)(d)	3.94	27,000,000	27,010,876
National Bank of Canada U.S. SOFR Index + 0.33%, 4% 8/14/2026 (c)(d)	4.00	27,500,000	27,499,964
Nordea Bank Abp U.S. SOFR Index + 0.25%, 3.92% 7/14/2026 (c)(d)	3.92	27,000,000	27,014,040
Nordea Bank Abp U.S. SOFR Index + 0.26%, 3.93% 8/4/2026 (c)(d)	3.93	27,000,000	27,015,063
Royal Bank of Canada 3.95% 3/25/2026	4.03	25,000,000	24,933,500
Svenska Handelsbanken AB U.S. SOFR Index + 0.3%, 3.97% 10/19/2026 (c)(d)	3.97	27,000,000	27,014,426
Toronto Dominion Bank U.S. SOFR Index + 0.45%, 4.12% 4/27/2026 (c)(d)	4.12	22,000,000	22,013,167
Toronto Dominion Bank yankee 3.85% 5/4/2026	3.93	27,000,000	26,814,049
Westpac Banking Corp U.S. SOFR Index + 0.4%, 4.07% 4/10/2026 (c)(d)	4.07	15,000,000	15,004,881
TOTAL COMMERCIAL PAPER (Cost $351,652,972)			351,756,371

U.S. Treasury Obligations - 19.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 3/19/2026	3.58	200,000,000	199,657,096
US Treasury Bills 0% 4/2/2026	3.59	127,000,000	126,603,566
US Treasury Bills 0% 5/7/2026	3.75	255,000,000	253,317,000
US Treasury Bills 0% 6/18/2026	3.55	200,000,000	197,858,600
US Treasury Bills 0% 7/2/2026	3.53	127,000,000	125,463,512
US Treasury Notes 0.75% 5/31/2026	3.70	70,000,000	69,490,313
US Treasury Notes 3.5% 9/30/2026	3.73 to 4.36	301,000,000	300,732,510
US Treasury Notes 3.625% 8/31/2027	3.57	91,000,000	91,238,164
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,363,414,505)			1,364,360,761

Money Market Funds - 8.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $597,082,031)	3.70	597,015,503	597,134,906

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $7,191,503,345)	7,206,981,258
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(15,208,992)
NET ASSETS - 100.0%	7,191,772,266

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,233,136,351 or 17.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
Mizuho Securities U.S.A., Inc.	4.33(h)	12/2025	6/2026	27,000,000	27,591,045	Corporate Debt Securities	3.70 - 5.38	5/2027 - 2/2045	14,336,328
						Private Label Collateralized Mortgage Obligations	2.70 - 6.73	5/2050 - 6/2057	15,096,551
									29,432,879
Wells Fargo Securities, LLC	4.38(h)	2/2026	9/2026	33,500,000	34,355,924	Corporate Debt Securities	2.0	6/2029	36,261,381
Total Repurchase Agreements				60,500,000	61,946,969				65,694,260

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,064,475,193	1,828,406,308	2,295,761,072	13,471,244	14,477	-	597,134,906	597,015,503	0.9%
Total	1,064,475,193	1,828,406,308	2,295,761,072	13,471,244	14,477	-	597,134,906

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	1,175,508,023	-	1,175,508,023	-

Bank Notes
Financials	10,510,374	-	10,510,374	-

Non-Convertible Corporate Bonds
Communication Services	11,024,130	-	11,024,130	-
Consumer Discretionary	248,971,175	-	248,971,175	-
Consumer Staples	52,333,467	-	52,333,467	-
Energy	45,926,988	-	45,926,988	-
Financials	2,183,039,848	-	2,183,039,848	-
Health Care	94,718,668	-	94,718,668	-
Industrials	40,820,503	-	40,820,503	-
Information Technology	98,434,904	-	98,434,904	-
Materials	24,527,057	-	24,527,057	-
Real Estate	45,486,476	-	45,486,476	-
Utilities	80,742,874	-	80,742,874	-

Repurchase Agreements
Financials	60,500,000	-	60,500,000	-

Certificates of Deposit	721,184,733	-	721,184,733	-

Commercial Paper	351,756,371	-	351,756,371	-

U.S. Treasury Obligations	1,364,360,761	-	1,364,360,761	-

Money Market Funds	597,134,906	597,134,906	-	-
Total Investments in Securities:	7,206,981,258	597,134,906	6,609,846,352	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $60,500,000) - See accompanying schedule:
Unaffiliated issuers (cost $6,594,421,314)	$6,609,846,352
Fidelity Central Funds (cost $597,082,031)	597,134,906

Total Investment in Securities (cost $7,191,503,345)		$7,206,981,258
Cash		1,148,396
Receivable for fund shares sold		11,582,870
Interest receivable		35,057,632
Distributions receivable from Fidelity Central Funds		1,518,956
Receivable from investment adviser for expense reductions		420,211
Total assets		7,256,709,323
Liabilities
Payable for investments purchased	$43,406,038
Payable for fund shares redeemed	15,615,456
Distributions payable	4,203,583
Accrued management fee	1,191,527
Distribution and service plan fees payable	3,768
Other affiliated payables	516,685
Total liabilities		64,937,057
Net Assets		$7,191,772,266
Net Assets consist of:
Paid in capital		$7,173,990,667
Total accumulated earnings (loss)		17,781,599
Net Assets		$7,191,772,266

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($30,213,603 ÷ 2,998,188 shares)(a)		$10.08
Maximum offering price per share (100/98.50 of $10.08)		$10.23
Fidelity Conservative Income Bond Fund :
Net Asset Value, offering price and redemption price per share ($4,710,025,807 ÷ 467,598,860 shares)		$10.07
Class I :
Net Asset Value, offering price and redemption price per share ($247,258,563 ÷ 24,535,358 shares)		$10.08
Class Z :
Net Asset Value, offering price and redemption price per share ($2,204,274,293 ÷ 218,730,381 shares)		$10.08
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Interest		$143,695,832
Income from Fidelity Central Funds		13,471,244
Total income		157,167,076
Expenses
Management fee	$7,384,241
Transfer agent fees	3,153,343
Distribution and service plan fees	21,707
Independent trustees' fees and expenses	7,994
Total expenses before reductions	10,567,285
Expense reductions	(1,985,584)
Total expenses after reductions		8,581,701
Net Investment income (loss)		148,585,375
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,551,827
Fidelity Central Funds	14,477
Total net realized gain (loss)		3,566,304
Change in net unrealized appreciation (depreciation) on investment securities		(530,608)
Net gain (loss)		3,035,696
Net increase (decrease) in net assets resulting from operations		$151,621,071
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$148,585,375	$314,583,812
Net realized gain (loss)	3,566,304	7,235,702
Change in net unrealized appreciation (depreciation)	(530,608)	(671,771)
Net increase (decrease) in net assets resulting from operations	151,621,071	321,147,743
Distributions to shareholders	(155,052,350)	(317,185,827)

Share transactions - net increase (decrease)	(485,595,717)	1,501,277,600
Total increase (decrease) in net assets	(489,026,996)	1,505,239,516

Net Assets
Beginning of period	7,680,799,262	6,175,559,746
End of period	$7,191,772,266	$7,680,799,262

Financial Highlights
Fidelity Advisor® Conservative Income Bond Fund Class A

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.08	$10.08	$10.03	$10.01
Income from Investment Operations
Net investment income (loss) B,C	.192	.437	.504	.131
Net realized and unrealized gain (loss)	.008	.008	.055	.019
Total from investment operations	.200	.445	.559	.150
Distributions from net investment income	(.192)	(.440)	(.509)	(.130)
Distributions from net realized gain	(.008)	(.005)	-	-
Total distributions	(.200)	(.445)	(.509)	(.130)
Net asset value, end of period	$10.08	$10.08	$10.08	$10.03
Total Return D,E,F	2.00%	4.51%	5.70%	1.51%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I	.48%	.48%	.39% I
Expenses net of fee waivers, if any	.45 % I	.45%	.45%	.39% I
Expenses net of all reductions, if any	.45% I	.45%	.45%	.39% I
Net investment income (loss)	3.84% I	4.36%	5.06%	5.00% I
Supplemental Data
Net assets, end of period (000 omitted)	$30,214	$26,154	$14,039	$1,859
Portfolio turnover rate J	59 % I	73%	76%	48% I

AFor the period May 25, 2023 (commencement of sale of shares) through August 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Conservative Income Bond Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.08	$10.07	$10.03	$9.99	$10.05	$10.07
Income from Investment Operations
Net investment income (loss) A,B	.202	.459	.530	.506	.059	.039
Net realized and unrealized gain (loss)	(.002)	.016	.039	(.032) C	(.056)	(.019)
Total from investment operations	.200	.475	.569	.474	.003	.020
Distributions from net investment income	(.202)	(.460)	(.529)	(.434)	(.061)	(.038)
Distributions from net realized gain	(.008)	(.005)	-	-	(.002)	(.002)
Total distributions	(.210)	(.465)	(.529)	(.434)	(.063)	(.040)
Net asset value, end of period	$10.07	$10.08	$10.07	$10.03	$9.99	$10.05
Total Return D,E	2.00%	4.82%	5.81%	4.84%	.03%	.20%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.30% H	.30%	.30%	.34%	.35%	.35%
Expenses net of fee waivers, if any	.25 % H	.25%	.25%	.27%	.25%	.25%
Expenses net of all reductions, if any	.25% H	.25%	.25%	.27%	.25%	.25%
Net investment income (loss)	4.04% H	4.56%	5.26%	4.29%	.59%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$4,710,026	$4,754,441	$4,469,407	$5,638,810	$4,522,064	$5,364,328
Portfolio turnover rate I	59 % H	73%	76%	48%	50%	62%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Conservative Income Bond Fund Class I

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.08	$10.08	$10.03	$10.01
Income from Investment Operations
Net investment income (loss) B,C	.202	.458	.527	.126
Net realized and unrealized gain (loss)	.008	.007	.052	.029
Total from investment operations	.210	.465	.579	.155
Distributions from net investment income	(.202)	(.460)	(.529)	(.135)
Distributions from net realized gain	(.008)	(.005)	-	-
Total distributions	(.210)	(.465)	(.529)	(.135)
Net asset value, end of period	$10.08	$10.08	$10.08	$10.03
Total Return D,E	2.11%	4.72%	5.91%	1.55%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.36% H	.37%	.41%	.44% H
Expenses net of fee waivers, if any	.25 % H	.25%	.25%	.25% H
Expenses net of all reductions, if any	.25% H	.25%	.25%	.25% H
Net investment income (loss)	4.04% H	4.56%	5.26%	5.16% H
Supplemental Data
Net assets, end of period (000 omitted)	$247,259	$218,948	$109,662	$65,642
Portfolio turnover rate I	59 % H	73%	76%	48% H

AFor the period May 25, 2023 (commencement of sale of shares) through August 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Conservative Income Bond Fund Class Z

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.08	$10.08	$10.03	$10.01
Income from Investment Operations
Net investment income (loss) B,C	.204	.463	.532	.125
Net realized and unrealized gain (loss)	.009	.007	.052	.031
Total from investment operations	.213	.470	.584	.156
Distributions from net investment income	(.205)	(.465)	(.534)	(.136)
Distributions from net realized gain	(.008)	(.005)	-	-
Total distributions	(.213)	(.470)	(.534)	(.136)
Net asset value, end of period	$10.08	$10.08	$10.08	$10.03
Total Return D,E	2.13%	4.77%	5.97%	1.56%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.25% H	.25%	.25%	.25% H
Expenses net of fee waivers, if any	.20 % H	.20%	.20%	.20% H
Expenses net of all reductions, if any	.20% H	.20%	.20%	.20% H
Net investment income (loss)	4.09% H	4.61%	5.31%	5.20% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,204,274	$2,681,256	$1,582,452	$254,947
Portfolio turnover rate I	59 % H	73%	76%	48% H

AFor the period May 25, 2023 (commencement of sale of shares) through August 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Conservative Income Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Fidelity Conservative Income Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$15,737,940
Gross unrealized depreciation	(260,027)
Net unrealized appreciation (depreciation)	$15,477,913
Tax cost	$7,191,503,345

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Conservative Income Bond Fund	1,407,935,600	1,383,052,432
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.15%	21,707	6,113

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charge levied on Class A redemptions. The deferred sales charges are .75% or .50% for certain purchases of Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	2,076

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Fidelity Conservative Income Bond Fund and Class Z. FIIOC receives an asset-based fee of Fidelity Conservative Income Bond Fund's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	19,317.13
Fidelity Conservative Income Bond Fund	2,350,203.10
Class I	178,119.15
Class Z	605,704.05
	3,153,343

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.  Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
7. Expense Reductions.
The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.45%	5,441
Fidelity Conservative Income Bond Fund	.25%	1,227,291
Class I	.25%	122,766
Class Z	.20%	625,402
		1,980,900

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $4,684.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2026	Year ended August 31, 2025
Fidelity Conservative Income Bond Fund
Distributions to shareholders
Class A	572,430	962,855
Fidelity Conservative Income Bond Fund	98,104,824	212,053,351
Class I	4,827,120	8,119,138
Class Z	51,547,976	96,050,483
Total	$155,052,350	$317,185,827
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2026	Year ended August 31, 2025	Six months ended February 28, 2026	Year ended August 31, 2025
Fidelity Conservative Income Bond Fund
Class A
Shares sold	1,469,334	3,275,175	$14,811,122	$32,992,446
Reinvestment of distributions	56,686	95,189	571,296	958,936
Shares redeemed	(1,122,179)	(2,169,150)	(11,311,072)	(21,849,937)
Net increase (decrease)	403,841	1,201,214	$4,071,346	$12,101,445
Fidelity Conservative Income Bond Fund
Shares sold	105,269,852	238,466,859	$1,060,274,114	$2,401,071,307
Reinvestment of distributions	7,459,829	15,575,233	75,133,175	156,868,970
Shares redeemed	(116,959,958)	(225,938,973)	(1,178,060,045)	(2,274,942,977)
Net increase (decrease)	(4,230,277)	28,103,119	$(42,652,756)	$282,997,300
Class I
Shares sold	6,335,141	17,832,744	$63,855,996	$179,600,825
Reinvestment of distributions	395,795	688,385	3,988,961	6,934,864
Shares redeemed	(3,913,585)	(7,685,602)	(39,447,929)	(77,423,865)
Net increase (decrease)	2,817,351	10,835,527	$28,397,028	$109,111,824
Class Z
Shares sold	83,525,244	204,818,893	$841,950,037	$2,063,021,087
Reinvestment of distributions	4,615,820	8,827,196	46,518,327	88,926,637
Shares redeemed	(135,371,261)	(104,723,647)	(1,363,879,699)	(1,054,880,693)
Net increase (decrease)	(47,230,197)	108,922,442	$(475,411,335)	$1,097,067,031
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Conservative Income Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of a representative class (the retail class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class I, Class Z, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.45%, 0.25%, 0.20%, and 0.25%, respectively through December 31, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.924092.114
FCV-SANN-0426
Fidelity® SAI Short-Term Bond Fund

Semi-Annual Report
February 28, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Short-Term Bond Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 14.8%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.6%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 4.8276% 1/20/2037 (b)(c)(d)	8,402,000	8,412,839
Neuberger Berman Ln Advisers Nbla CLO Ltd / Neuberger Berman Ln Series 2026-50A Class AR2, CME Term SOFR 3 month Index + 1.04%, 4.6989% 7/23/2036 (b)(c)(d)	10,110,000	10,111,365
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 4.8576% 1/20/2037 (b)(c)(d)	6,365,000	6,370,301
TOTAL BAILIWICK OF JERSEY		24,894,505
CANADA - 0.1%
Chesapeake Funding II LLC Series 2023-1A Class A1, 5.65% 5/15/2035 (b)	1,286,249	1,292,125
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	330,871	334,349
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	1,026,159	1,039,052
TOTAL CANADA		2,665,526
GRAND CAYMAN (UK OVERSEAS TER) - 3.3%
Bain Capital Credit Clo Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.15%, 4.8192% 4/22/2035 (b)(c)(d)	7,000,000	7,010,857
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 4.8076% 1/20/2036 (b)(c)(d)	4,700,000	4,704,724
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.7376% 7/18/2034 (b)(c)(d)	10,200,000	10,209,415
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 4.9456% 8/20/2034 (b)(c)(d)	6,123,000	6,134,499
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 4.7722% 7/15/2035 (b)(c)(d)	9,543,000	9,535,375
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7522% 7/15/2036 (b)(c)(d)	15,392,000	15,420,306
Invesco CLO 2021-3 Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7492% 10/22/2034 (b)(c)(d)	8,150,000	8,160,383
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7522% 7/15/2034 (b)(c)(d)	9,501,000	9,507,879
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 4.9222% 7/15/2036 (b)(c)(d)	9,615,000	9,620,827
Magnetite Xxiii Ltd Series 2026-23A Class AR2, CME Term SOFR 3 month Index + 0.99%, 4.6371% 1/25/2035 (b)(c)(d)	5,570,000	5,574,801
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 4.9976% 7/20/2038 (b)(c)(d)	9,127,000	9,145,345
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6122% 7/15/2033 (b)(c)(d)	12,653,091	12,660,822
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.6722% 1/15/2033 (b)(c)(d)	1,292,878	1,292,878
RR Ltd Series 2025-16A Class A1R, CME Term SOFR 3 month Index + 1.05%, 4.7222% 7/15/2036 (b)(c)(d)	4,187,000	4,187,398
TCI-Symphony CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.1916%, 4.8638% 7/15/2030 (b)(c)(d)	260,347	260,469
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9176% 4/20/2035 (b)(c)(d)	7,527,000	7,540,616
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8676% 7/20/2032 (b)(c)(d)	6,348,172	6,353,168
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		127,319,762
UNITED STATES - 10.8%
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	790,274	791,296
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (b)	6,830,362	6,838,175
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (b)	6,095,000	6,129,841
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	946,584	952,710
American Express Credit Account Master Trust Series 2024-1 Class A, 5.23% 4/15/2029	8,100,000	8,242,772
Amur Equip Fin Receivables Xv LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (b)	5,952,993	6,017,589
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (b)	1,376,564	1,385,529
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/2032 (b)	2,328,773	2,341,068
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (b)	925,000	942,933
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (b)	750,268	752,807
ARI Fleet Lease Trust Series 2026-A Class A2, 3.96% 11/15/2034 (b)	5,915,000	5,929,528
AutoNation Finance Trust Series 2026-1A Class A3, 4.03% 8/12/2030 (b)	2,085,000	2,096,647
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (b)	1,695,000	1,724,817
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class A, 4.17% 2/20/2030 (b)	5,310,000	5,333,577
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	512,637	517,211
Capital One Prime Auto Receivables Trust 2023-2 Series 2023-2 Class A3, 5.82% 6/15/2028	4,347,905	4,395,604
Capital One Prime Auto Receivables Trust Series 2023-1 Class A3, 4.87% 2/15/2028	2,026,173	2,033,274
Capital One Prime Auto Receivables Trust Series 2024-1 Class A3, 4.62% 7/16/2029	7,935,000	8,006,586
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	914,062	924,575
CarMax Auto Owner Trust Series 2024-1 Class A3, 4.92% 10/16/2028	2,726,733	2,745,772
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	1,243,710	1,259,097
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029	5,727,000	5,790,205
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A3, 4.55% 8/12/2030	6,905,000	6,973,132
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	1,026,368	1,036,051
Chase Auto Owner Trust Series 2024-3A Class A3, 5.22% 7/25/2029 (b)	6,571,913	6,641,906
Chase Auto Owner Trust Series 2024-4A Class A3, 4.94% 7/25/2029 (b)	8,292,793	8,363,850
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/2028 (b)	2,107,615	2,118,221
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	1,197,981	1,204,150
CWABS Inc Asset-Backed Certificates Series 2004-2 Class 3A4, CME Term SOFR 1 month Index + 0.6145%, 4.2882% 7/25/2034 (c)(d)	44,305	43,889
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	3,954,395	3,982,921
Dell Equipment Finance Trust Series 2023-2 Class A3, 5.65% 1/22/2029 (b)	249,451	249,743
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (b)	1,073,436	1,077,913
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (b)	2,003,785	2,017,003
Dell Equipment Finance Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	1,936,000	1,948,593
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	413,983	418,276
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	595,000	607,340
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (b)	8,579,380	8,558,334
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (b)	1,535	1,536
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (b)	39,341	39,383
Enterprise Fleet Financing LLC Series 2023-2 Class A2, 5.56% 4/22/2030 (b)	1,559,976	1,567,220
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	881,524	891,792
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	3,627,209	3,653,895
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	6,368,000	6,451,498
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	2,319,000	2,344,679
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (b)	6,325,000	6,436,034
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	1,257,000	1,275,668
Exeter Automobile Receivables Trust Series 2025-4A Class A3, 4.39% 9/17/2029	7,750,000	7,792,003
Flatiron Clo 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 4.9076% 4/17/2036 (b)(c)(d)	11,603,000	11,622,400
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.5822% 10/15/2034 (b)(c)(d)	10,580,000	10,574,710
Ford Credit Auto Owner Trust Series 2021-1 Class A, 1.37% 10/17/2033 (b)	4,343,000	4,328,263
Ford Credit Auto Owner Trust Series 2023-B Class A3, 5.23% 5/15/2028	2,188,094	2,199,421
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	4,420,000	4,465,877
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	7,085,000	7,212,967
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	3,570,000	3,623,382
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3, 5.78% 8/16/2028	3,570,996	3,606,510
GM Financial Leasing Trust Series 2024-1 Class A3, 5.09% 3/22/2027	2,567,005	2,571,090
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	2,465,000	2,503,932
Greensky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (b)	531,137	533,310
Honda Auto Receivables Owner Trust Series 2023-1 Class A3, 5.04% 4/21/2027	633,374	634,594
Hyundai Auto Receivables Trust Series 2023-C Class A3, 5.54% 10/16/2028	2,958,109	2,987,747
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	1,370,645	1,382,017
Hyundai Auto Receivables Trust Series 2025-B Class A3, 4.36% 12/17/2029	12,685,000	12,826,009
John Deere Owner Trust Series 2024-A Class A3, 4.96% 11/15/2028	7,862,678	7,928,499
Juniper Valley Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7476% 7/20/2036 (b)(c)(d)	10,000,000	10,006,680
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	1,629,000	1,653,012
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (b)	380,874	381,436
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A3, 5.95% 11/15/2028	1,960,078	1,984,224
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	1,245,835	1,252,828
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (b)	3,570,000	3,599,919
Nissan Auto Receivables Owner Trust Series 2023-B Class A3, 5.93% 3/15/2028	1,877,800	1,891,193
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	2,761,000	2,790,737
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	8,790	8,793
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (b)	6,105,000	6,140,768
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (b)	2,485,000	2,491,752
Optn Series 2026-A Class A, 4.32% 1/9/2034 (b)	825,000	827,640
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (b)	2,400,000	2,405,801
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (b)	2,942,824	2,962,008
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (b)	1,078,343	1,085,986
Porsche Innovative Lease Owner Trust Series 2024-2A Class A3, 4.35% 10/20/2027 (b)	7,317,322	7,329,304
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)	513,972	515,192
Rcktl Series 2025-2A Class A, 4.48% 11/27/2034 (b)	1,016,671	1,017,693
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (b)	2,209,884	2,219,998
RKTL Series 2026-1A Class A, 4.07% 2/26/2035 (b)	4,680,000	4,685,326
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	2,276,270	2,282,066
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	1,269,567	1,275,229
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	1,186,042	1,188,299
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3, 5.47% 10/20/2028 (b)	3,222,393	3,241,196
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3, 4.95% 5/21/2029 (b)	1,718,776	1,728,087
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	887,258	897,291
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)	1,805,977	1,811,061
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A3, 4.11% 4/20/2029 (b)	7,624,000	7,678,409
T-Mobile US Trust Series 2024-1A Class A, 5.05% 9/20/2029 (b)	6,446,000	6,474,094
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.6482% 9/25/2034 (c)(d)	64,279	69,158
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (b)	2,849,302	2,874,441
Tesla Series 2024-A Class A3, 5.3% 6/21/2027 (b)	1,232,199	1,235,565
Toyota Auto Receivables Owner Trust Series 2023-D Class A3, 5.54% 8/15/2028	3,146,849	3,179,863
Toyota Lease Owner Trust Series 2024-A Class A3, 5.25% 4/20/2027 (b)	288,635	289,130
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (b)	144,488	144,747
Usaa Auto Owner Trust 2023-A Series 2023-A Class A3, 5.58% 5/15/2028 (b)	1,114,946	1,121,207
USB Auto Owner Trust 2025-1 Series 2025-1A Class A3, 4.49% 6/17/2030 (b)	3,360,000	3,393,915
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	7,552,000	7,580,676
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	10,600,000	10,764,401
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	4,156,143	4,205,258
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3, 5.02% 6/20/2028	1,702,971	1,713,694
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A3, 4.63% 7/20/2029	10,670,000	10,801,255
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	793,000	797,042
Wells Fargo Card Issuance Trust Series 2024-A2 Class A, 4.29% 10/15/2029	11,800,000	11,917,515
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	2,488,865	2,516,179
Wheels Fleet Lease Funding LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	5,343,318	5,402,955
Wheels Fleet Lease Funding LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	1,958,577	1,978,848
Wheels Fleet Lease Funding LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (b)	12,500,000	12,624,420
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A3, 5.79% 2/15/2029	3,261,071	3,298,818
World Omni Auto Receivables Tr Series 2024-A Class A3, 4.86% 3/15/2029	5,889,785	5,930,531
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	394,625	396,772
World Omni Auto Receivables Trust Series 2024-B Class A3, 5.27% 9/17/2029	4,144,360	4,186,301
World Omni Auto Trust Series 2024-C Class A3, 4.43% 12/17/2029	5,984,000	6,024,993
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	1,710,000	1,719,011
TOTAL UNITED STATES		415,840,088
TOTAL ASSET-BACKED SECURITIES (Cost $566,794,113)		570,719,881

Collateralized Mortgage Obligations - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class AFCF, 4.631% 2/25/2071 (b)(c)	4,500,000	4,500,001
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (b)	1,979,716	1,797,666
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	793,678	786,410
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	389,343	388,392
Fannie Mae Guaranteed REMIC Series 2001-40 Class Z, 6% 8/25/2031	8,087	8,276
Fannie Mae Guaranteed REMIC Series 2015-27 Class KF, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.0817% 5/25/2045 (c)(d)	612,266	609,229
Fannie Mae Guaranteed REMIC Series 2016-42 Class FL, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.1317% 7/25/2046 (c)(d)	605,080	604,880
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	83,948	84,618
Gcat 2021-Nqm7 Tr Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (b)	931,093	878,868
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 6.25% 7/25/2067 (b)(c)	2,405,010	2,415,842
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (b)	469,655	447,881
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	21,674	21,645
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	82,141	81,083
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(c)	1,272,520	1,252,985
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (b)(c)	653,070	633,021
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(c)	3,557,710	3,485,284
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 4.9277% 7/20/2034 (c)(d)	523	492
TOTAL UNITED STATES		17,996,573
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,083,241)		17,996,573

Commercial Mortgage Securities - 2.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.6%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.4026% 6/15/2040 (b)(c)(d)	9,615,000	9,663,238
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	802,301	776,248
Benchmark Mortgage Trust Series 2021-B31 Class A1, 1.357% 12/15/2054	727,240	718,674
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 4.7745% 9/15/2026 (b)(c)(d)	2,278,000	2,263,932
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.0018% 3/15/2041 (b)(c)(d)	2,345,524	2,345,524
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.0316% 6/15/2041 (b)(c)(d)	2,277,000	2,277,712
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.103% 4/15/2040 (b)(c)(d)	6,993,837	7,002,580
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.301% 5/15/2041 (b)(c)	3,538,815	3,541,027
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4636% 10/15/2036 (b)(c)(d)	2,267,000	2,262,749
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.6726% 2/15/2039 (b)(c)(d)	384,138	384,018
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.4211% 12/9/2040 (b)(c)(d)	814,696	814,696
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9525% 12/15/2039 (b)(c)(d)	1,262,441	1,262,836
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 3/15/2043 (b)(c)(d)	3,846,000	3,848,419
BX Trust 2021 Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.8245% 2/15/2036 (b)(c)(d)	310,000	309,808
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.1015% 4/15/2041 (b)(c)(d)	3,412,235	3,413,301
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.8035% 3/15/2030 (b)(c)(d)	8,171,203	8,160,989
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 4.6245% 11/15/2038 (b)(c)(d)	1,555,365	1,554,879
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 4.4104% 10/15/2026 (b)(c)(d)	1,385,897	1,385,464
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.1017% 2/15/2039 (b)(c)(d)	2,528,615	2,528,615
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.8097% 2/15/2035 (b)(c)(d)	6,539,000	6,530,162
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (b)	3,583,869	3,037,118
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	2,180,097	1,782,848
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class ASB, 4.1628% 8/15/2051	1,022,044	1,012,741
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9597% 10/15/2042 (b)(c)(d)	5,430,000	5,436,788
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 2/15/2043 (b)(c)(d)	4,475,000	4,476,398
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.2745% 9/15/2029 (b)(c)(d)	612,567	600,494
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9549% 5/15/2039 (b)(c)(d)	3,413,000	3,297,811
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.4745% 7/15/2038 (b)(c)(d)	995,000	994,252
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 3/15/2043 (b)(c)(d)	5,337,000	5,337,000
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.5049% 11/15/2038 (b)(c)(d)	2,024,963	2,024,331
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.9026% 12/15/2039 (b)(c)(d)	6,243,000	6,250,809
Wells Fargo Commercial Mortgage Trust Series 2018-C47 Class A3, 4.175% 9/15/2061	1,901,281	1,908,216
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.451% 10/15/2041 (b)(c)(d)	4,155,000	4,149,591
TOTAL UNITED STATES		101,353,268
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $102,232,267)		101,353,268

Non-Convertible Corporate Bonds - 33.9%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Glencore Funding LLC 4.907% 4/1/2028 (b)	2,502,000	2,547,733
Glencore Funding LLC 5.338% 4/4/2027 (b)	14,000,000	14,202,198

TOTAL AUSTRALIA		16,749,931
CANADA - 1.1%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc 4.148% 9/29/2028 (b)	8,433,000	8,480,441
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Enbridge Inc 4.2% 11/20/2028	5,316,000	5,348,661
Enbridge Inc 4.6% 6/20/2028	1,698,000	1,720,814
Enbridge Inc 5.25% 4/5/2027	3,961,000	4,013,890
Enbridge Inc 5.9% 11/15/2026	3,205,000	3,243,881
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	2,424,000	2,450,182
TransCanada PipeLines Ltd 4.25% 5/15/2028	8,000,000	8,046,408
TOTAL ENERGY		24,823,836
Financials - 0.3%
Banks - 0.3%
Bank of Nova Scotia/The 4.932% 2/14/2029 (c)	10,900,000	11,098,137
TOTAL CANADA		44,402,414
DENMARK - 0.3%
Financials - 0.3%
Banks - 0.3%
Danske Bank A/S 4.298% 4/1/2028 (b)(c)	12,000,000	12,044,366
FRANCE - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Orange SA 4% 1/13/2029 (b)	4,310,000	4,323,405
Financials - 1.0%
Banks - 1.0%
BNP Paribas SA 4.792% 5/9/2029 (b)(c)	12,820,000	12,982,674
BPCE SA 6.612% 10/19/2027 (b)(c)	2,945,000	2,992,162
Societe Generale SA 5.249% 5/22/2029 (b)(c)	13,300,000	13,589,676
Societe Generale SA 5.5% 4/13/2029 (b)(c)	2,932,000	3,008,599
Societe Generale SA 5.519% 1/19/2028 (b)(c)	7,000,000	7,086,761
TOTAL FINANCIALS		39,659,872
TOTAL FRANCE		43,983,277
GERMANY - 2.1%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (b)	8,000,000	8,069,006
Volkswagen Group of America Finance LLC 6% 11/16/2026 (b)	5,000,000	5,066,227
TOTAL CONSUMER DISCRETIONARY		13,135,233
Financials - 0.9%
Capital Markets - 0.9%
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (c)	10,600,000	10,833,130
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (c)	13,600,000	13,801,485
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)	10,500,000	10,981,547
TOTAL FINANCIALS		35,616,162
Health Care - 0.5%
Pharmaceuticals - 0.5%
Bayer US Finance II LLC 4.375% 12/15/2028 (b)	10,000,000	10,035,846
Bayer US Finance LLC 6.125% 11/21/2026 (b)	8,900,000	9,015,257
TOTAL HEALTH CARE		19,051,103
Industrials - 0.4%
Machinery - 0.4%
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (b)	3,849,000	3,914,819
Daimler Truck Finance North America LLC 5% 1/15/2027 (b)	7,000,000	7,069,562
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	3,257,000	3,313,108
TOTAL INDUSTRIALS		14,297,489
TOTAL GERMANY		82,099,987
IRELAND - 1.3%
Financials - 0.9%
Consumer Finance - 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 1/23/2028	8,800,000	8,781,951
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.125% 2/28/2029	6,512,000	6,515,406
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	5,050,000	5,135,668
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	12,466,000	12,779,715
TOTAL FINANCIALS		33,212,740
Industrials - 0.4%
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (b)	1,756,000	1,709,743
Avolon Holdings Funding Ltd 4.2% 4/15/2029 (b)	3,479,000	3,469,727
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (b)	7,165,000	7,260,159
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (b)	4,644,000	4,831,319
TOTAL INDUSTRIALS		17,270,948
TOTAL IRELAND		50,483,688
ITALY - 0.4%
Utilities - 0.4%
Electric Utilities - 0.4%
Enel Finance International NV 4.125% 9/30/2028 (b)	3,303,000	3,310,027
Enel Finance International NV 5.125% 6/26/2029 (b)	10,080,000	10,384,736

TOTAL ITALY		13,694,763
JAPAN - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.567% 7/16/2027 (b)	569,000	574,161
NTT Finance Corp 4.62% 7/16/2028 (b)	575,000	583,687
TOTAL COMMUNICATION SERVICES		1,157,848
Consumer Staples - 0.1%
Tobacco - 0.1%
Japan Tobacco Inc 4.85% 5/15/2028 (b)	5,134,000	5,238,473
Financials - 0.3%
Banks - 0.3%
Mitsubishi UFJ Financial Group Inc 5.258% 4/17/2030 (c)	10,000,000	10,354,912
TOTAL JAPAN		16,751,233
NETHERLANDS - 0.3%
Financials - 0.3%
Banks - 0.3%
ABN AMRO Bank NV 1.542% 6/16/2027 (b)(c)	2,600,000	2,580,418
ING Groep NV 4.858% 3/25/2029 (c)	7,659,000	7,792,107
TOTAL FINANCIALS		10,372,525
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	2,694,000	2,712,027
TOTAL NETHERLANDS		13,084,552
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 4.703% 8/5/2027 (b)(c)	9,100,000	9,123,925
UNITED KINGDOM - 3.9%
Consumer Staples - 0.6%
Tobacco - 0.6%
BAT Capital Corp 3.557% 8/15/2027	14,000,000	13,928,311
BAT International Finance PLC 5.931% 2/2/2029	5,000,000	5,267,175
Imperial Brands Finance PLC 3.5% 7/26/2026 (b)	2,698,000	2,689,321
TOTAL CONSUMER STAPLES		21,884,807
Financials - 3.3%
Banks - 3.1%
Barclays PLC 5.086% 2/25/2029 (c)	12,000,000	12,225,337
Barclays PLC 5.501% 8/9/2028 (c)	4,000,000	4,078,222
Barclays PLC 5.674% 3/12/2028 (c)	6,000,000	6,094,892
Barclays PLC 7.385% 11/2/2028 (c)	10,400,000	10,952,239
HSBC Holdings PLC 4.899% 3/3/2029 (c)	10,700,000	10,874,595
HSBC Holdings PLC 5.597% 5/17/2028 (c)	12,100,000	12,321,313
HSBC Holdings PLC 7.39% 11/3/2028 (c)	10,000,000	10,536,694
Lloyds Banking Group PLC 4.241% 2/10/2030 (c)	6,050,000	6,078,001
Lloyds Banking Group PLC 4.818% 6/13/2029 (c)	8,219,000	8,358,105
Lloyds Banking Group PLC 5.871% 3/6/2029 (c)	10,700,000	11,090,767
NatWest Group PLC 4.892% 5/18/2029 (c)	11,000,000	11,199,429
NatWest Group PLC 5.516% 9/30/2028 (c)	10,000,000	10,238,916
Standard Chartered PLC 4.299% 1/13/2030 (b)(c)	5,302,000	5,317,185
		119,365,695
Financial Services - 0.2%
Nationwide Building Society 6.557% 10/18/2027 (b)(c)	7,800,000	7,923,619
TOTAL FINANCIALS		127,289,314
TOTAL UNITED KINGDOM		149,174,121
UNITED STATES - 22.4%
Communication Services - 0.5%
Media - 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	11,150,000	11,051,567
Discovery Global Holdings Inc 3.755% 3/15/2027	4,739,000	4,724,262
		15,775,829
Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc 3.375% 4/15/2029	5,000,000	4,909,342
TOTAL COMMUNICATION SERVICES		20,685,171
Consumer Discretionary - 1.9%
Automobiles - 1.6%
General Motors Financial Co Inc 4.2% 10/27/2028	4,288,000	4,304,377
General Motors Financial Co Inc 5.4% 4/6/2026	5,000,000	5,005,387
General Motors Financial Co Inc 5.4% 5/8/2027	10,000,000	10,156,959
General Motors Financial Co Inc 5.8% 1/7/2029	5,000,000	5,221,779
General Motors Financial Co Inc 6% 1/9/2028	8,300,000	8,574,341
Hyundai Capital America 2.375% 10/15/2027 (b)	9,200,000	8,969,918
Hyundai Capital America 4.875% 6/23/2027 (b)	11,740,000	11,880,470
Hyundai Capital America 5.45% 6/24/2026 (b)	7,134,000	7,163,222
		61,276,453
Specialty Retail - 0.3%
AutoNation Inc 4.45% 1/15/2029	9,680,000	9,752,549
TOTAL CONSUMER DISCRETIONARY		71,029,002
Consumer Staples - 0.2%
Food Products - 0.2%
Conagra Brands Inc 5.3% 10/1/2026	6,000,000	6,036,842
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Diamondback Energy Inc 5.2% 4/18/2027	10,978,000	11,118,928
Energy Transfer LP 6% 2/1/2029 (b)	10,000,000	10,103,369
EQT Corp 3.9% 10/1/2027	11,938,000	11,915,536
MPLX LP 4.25% 12/1/2027	8,000,000	8,035,650
ONEOK Inc 4.25% 9/24/2027	1,010,000	1,014,831
Targa Resources Corp 4.35% 1/15/2029	969,000	976,889
TOTAL ENERGY		43,165,203
Financials - 15.3%
Banks - 7.0%
Bank of America Corp 4.623% 5/9/2029 (c)	13,000,000	13,184,510
Bank of America Corp 4.979% 1/24/2029 (c)	12,000,000	12,214,393
Bank of America Corp 5.819% 9/15/2029 (c)	16,000,000	16,686,630
Citigroup Inc 3.52% 10/27/2028 (c)	10,000,000	9,923,792
Citigroup Inc 3.887% 1/10/2028 (c)	14,900,000	14,879,321
Citigroup Inc 4.075% 4/23/2029 (c)	11,160,000	11,176,552
Citigroup Inc 4.786% 3/4/2029 (c)	10,100,000	10,251,814
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	10,200,000	10,712,376
JPMorgan Chase & Co 3.782% 2/1/2028 (c)	11,100,000	11,076,050
JPMorgan Chase & Co 4.505% 10/22/2028 (c)	12,000,000	12,105,473
JPMorgan Chase & Co 4.995% 7/22/2030 (c)	20,000,000	20,602,590
Morgan Stanley Bank NA 5.016% 1/12/2029 (c)	6,562,000	6,688,421
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (c)	11,630,000	11,673,269
Morgan Stanley Private Bank NA 4.466% 7/6/2028 (c)	12,550,000	12,631,952
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	3,779,000	3,724,527
Santander Holdings USA Inc 3.244% 10/5/2026	12,350,000	12,287,777
Santander Holdings USA Inc 6.124% 5/31/2027 (c)	3,343,000	3,356,850
Truist Financial Corp 4.123% 6/6/2028 (c)	4,000,000	4,008,903
Truist Financial Corp 4.873% 1/26/2029 (c)	13,200,000	13,415,239
Truist Financial Corp 7.161% 10/30/2029 (c)	7,500,000	8,074,064
US Bancorp 4.653% 2/1/2029 (c)	10,000,000	10,127,523
Wells Fargo & Co 4.808% 7/25/2028 (c)	15,300,000	15,467,969
Wells Fargo & Co 4.97% 4/23/2029 (c)	9,052,000	9,228,655
Wells Fargo & Co 5.707% 4/22/2028 (c)	12,000,000	12,219,701
		265,718,351
Capital Markets - 4.0%
Ares Strategic Income Fund 4.85% 1/15/2029 (b)	8,203,000	8,074,784
Ares Strategic Income Fund 5.45% 9/9/2028 (b)	8,189,000	8,188,555
Athene Global Funding 1.608% 6/29/2026 (b)	4,900,000	4,859,673
Athene Global Funding 4.95% 1/7/2027 (b)	10,566,000	10,641,649
Athene Global Funding 5.339% 1/15/2027 (b)	5,093,000	5,145,775
Athene Global Funding 5.516% 3/25/2027 (b)	12,400,000	12,582,551
Blackstone Private Credit Fund 7.3% 11/27/2028	12,000,000	12,548,403
Equitable America Global Funding 4.65% 6/9/2028 (b)	5,158,000	5,216,885
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (c)	13,500,000	13,438,125
Goldman Sachs Group Inc/The 4.148% 1/21/2029 (c)	11,400,000	11,404,722
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (c)	12,000,000	12,113,326
HPS Corporate Lending Fund 4.9% 9/11/2028 (b)	3,742,000	3,691,934
HPS Corporate Lending Fund 5.15% 4/2/2029 (b)	3,665,000	3,636,194
HPS Corporate Lending Fund 5.3% 6/5/2027 (b)	5,597,000	5,615,361
LPL Holdings Inc 4.9% 4/3/2028	3,955,000	4,000,767
Morgan Stanley 4.994% 4/12/2029 (c)	6,701,000	6,823,120
Morgan Stanley 6.296% 10/18/2028 (c)	12,700,000	13,156,140
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	9,335,000	9,495,294
		150,633,258
Consumer Finance - 1.8%
Ally Financial Inc 4.75% 6/9/2027	4,500,000	4,535,184
Ally Financial Inc 7.1% 11/15/2027	8,000,000	8,385,792
American Express Co 4.731% 4/25/2029 (c)	9,800,000	9,962,309
Capital One Financial Corp 5.468% 2/1/2029 (c)	8,000,000	8,202,259
Capital One Financial Corp 7.149% 10/29/2027 (c)	6,500,000	6,628,943
Ford Motor Credit Co LLC 4.97% 4/6/2029	739,000	743,713
Ford Motor Credit Co LLC 5.8% 3/5/2027	8,000,000	8,108,589
Ford Motor Credit Co LLC 5.85% 5/17/2027	12,000,000	12,196,647
Ford Motor Credit Co LLC 6.95% 6/10/2026	10,070,000	10,122,036
Stellantis Financial Services US Corp 4.95% 9/15/2028 (b)	2,356,000	2,375,390
		71,260,862
Financial Services - 1.0%
CNH Industrial Capital LLC 4.5% 10/8/2027	7,875,000	7,931,067
Corebridge Financial Inc 3.85% 4/5/2029	12,000,000	11,862,705
Equitable Holdings Inc 4.35% 4/20/2028	2,653,000	2,666,330
Global Payments Inc 4.5% 11/15/2028	8,797,000	8,817,233
Western Union Co/The 1.35% 3/15/2026	8,000,000	7,990,818
		39,268,153
Insurance - 1.5%
Brown & Brown Inc 4.6% 12/23/2026	4,340,000	4,361,230
Brown & Brown Inc 4.7% 6/23/2028	2,418,000	2,440,866
Corebridge Global Funding 4.9% 1/7/2028 (b)	5,198,000	5,286,228
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	10,070,000	10,143,357
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	6,794,000	6,916,865
Lincoln Financial Global Funding 5.3% 1/13/2030 (b)	6,828,000	7,015,021
MassMutual Global Funding II 4% 1/22/2029 (b)	3,470,000	3,476,958
RGA Global Funding 4.35% 8/25/2028 (b)	12,180,000	12,241,750
Western-Southern Global Funding 4.25% 1/29/2029 (b)	7,600,000	7,633,713
		59,515,988
TOTAL FINANCIALS		586,396,612
Health Care - 1.1%
Health Care Providers & Services - 1.0%
Centene Corp 2.45% 7/15/2028	3,570,000	3,364,826
CVS Health Corp 4.3% 3/25/2028	10,000,000	10,058,729
HCA Inc 5% 3/1/2028	5,201,000	5,308,712
HCA Inc 5.625% 9/1/2028	10,000,000	10,319,005
Icon Investments Six DAC 5.809% 5/8/2027	9,924,000	10,012,719
		39,063,991
Pharmaceuticals - 0.1%
Utah Acquisition Sub Inc 3.95% 6/15/2026	4,822,000	4,816,539
TOTAL HEALTH CARE		43,880,530
Industrials - 0.2%
Aerospace & Defense - 0.2%
Boeing Co 5.04% 5/1/2027	5,000,000	5,052,574
Boeing Co 6.259% 5/1/2027	893,000	914,823
		5,967,397
Professional Services - 0.0%
Leidos Inc 4.1% 3/15/2029 (e)	2,863,000	2,870,332
TOTAL INDUSTRIALS		8,837,729
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC / EMC Corp 4.75% 4/1/2028	11,160,000	11,338,587
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Inc 5.05% 7/12/2029	10,000,000	10,346,855
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	4,782,000	4,809,516
TOTAL INFORMATION TECHNOLOGY		26,494,958
Materials - 0.2%
Construction Materials - 0.2%
Amrize Finance US LLC 4.6% 4/7/2027	3,360,000	3,384,560
Amrize Finance US LLC 4.7% 4/7/2028	2,425,000	2,462,542
TOTAL MATERIALS		5,847,102
Real Estate - 0.2%
Diversified REITs - 0.0%
VICI Properties LP 4.75% 4/1/2028	625,000	631,140
Specialized REITs - 0.2%
American Tower Corp 5.5% 3/15/2028	5,000,000	5,143,675
Crown Castle Inc 4% 3/1/2027	2,500,000	2,500,017
		7,643,692
TOTAL REAL ESTATE		8,274,832
Utilities - 1.0%
Electric Utilities - 0.6%
Eversource Energy 5.45% 3/1/2028	5,000,000	5,130,952
Jersey Central Power & Light Co 4.15% 1/15/2029 (b)	6,780,000	6,808,227
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	5,745,000	5,810,146
Pinnacle West Capital Corp 4.9% 5/15/2028	2,049,000	2,088,779
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	2,951,000	2,983,032
		22,821,136
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 5.45% 6/1/2028	8,000,000	8,184,790
Multi-Utilities - 0.2%
DTE Energy Co 4.875% 6/1/2028	7,326,000	7,467,087
TOTAL UTILITIES		38,473,013
TOTAL UNITED STATES		859,120,994
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,292,957,062)		1,310,713,251

U.S. Government Agency - Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	174,127	177,458
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	88,757	90,454
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	235,980	240,493
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	1,588,866	1,596,417
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	318,298	330,092
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	40	42
Freddie Mac Gold Pool 8.5% 5/1/2027	1	0
Freddie Mac Gold Pool 8.5% 6/1/2027	299	303
Freddie Mac Gold Pool 8.5% 7/1/2028	24	24
Freddie Mac Gold Pool 8.5% 8/1/2026	33	34
Freddie Mac Gold Pool 8.5% 8/1/2027	665	677
Freddie Mac Gold Pool 8.5% 8/1/2027	67	68
Ginnie Mae I Pool 7% 1/15/2028	232	234
Ginnie Mae I Pool 7% 1/15/2028	69	70
Ginnie Mae I Pool 7% 1/15/2029	528	536
Ginnie Mae I Pool 7% 1/15/2029	100	102
Ginnie Mae I Pool 7% 1/15/2031	174	179
Ginnie Mae I Pool 7% 1/15/2032	115	118
Ginnie Mae I Pool 7% 10/15/2028	422	431
Ginnie Mae I Pool 7% 10/15/2028	276	280
Ginnie Mae I Pool 7% 10/15/2028	44	45
Ginnie Mae I Pool 7% 11/15/2027	53	53
Ginnie Mae I Pool 7% 11/15/2028	612	624
Ginnie Mae I Pool 7% 11/15/2028	162	165
Ginnie Mae I Pool 7% 12/15/2028	100	101
Ginnie Mae I Pool 7% 12/15/2028	78	79
Ginnie Mae I Pool 7% 12/15/2029	83	85
Ginnie Mae I Pool 7% 2/15/2028	24	24
Ginnie Mae I Pool 7% 2/15/2031	107	110
Ginnie Mae I Pool 7% 2/15/2032	139	144
Ginnie Mae I Pool 7% 3/15/2031	240	248
Ginnie Mae I Pool 7% 3/15/2031	99	103
Ginnie Mae I Pool 7% 3/15/2032	513	530
Ginnie Mae I Pool 7% 3/15/2032	274	284
Ginnie Mae I Pool 7% 4/15/2028	1,035	1,045
Ginnie Mae I Pool 7% 4/15/2028	84	84
Ginnie Mae I Pool 7% 4/15/2028	75	76
Ginnie Mae I Pool 7% 4/15/2029	313	319
Ginnie Mae I Pool 7% 4/15/2029	31	31
Ginnie Mae I Pool 7% 4/15/2032	433	448
Ginnie Mae I Pool 7% 4/15/2032	276	286
Ginnie Mae I Pool 7% 5/15/2029	258	262
Ginnie Mae I Pool 7% 5/15/2031	1,541	1,598
Ginnie Mae I Pool 7% 5/15/2032	203	209
Ginnie Mae I Pool 7% 6/15/2028	192	195
Ginnie Mae I Pool 7% 6/15/2028	124	126
Ginnie Mae I Pool 7% 6/15/2032	994	1,029
Ginnie Mae I Pool 7% 6/15/2032	367	382
Ginnie Mae I Pool 7% 7/15/2028	1,391	1,410
Ginnie Mae I Pool 7% 7/15/2028	289	294
Ginnie Mae I Pool 7% 7/15/2028	100	101
Ginnie Mae I Pool 7% 7/15/2029	366	375
Ginnie Mae I Pool 7% 7/15/2029	114	117
Ginnie Mae I Pool 7% 7/15/2031	1,004	1,036
Ginnie Mae I Pool 7% 7/15/2031	251	257
Ginnie Mae I Pool 7% 8/15/2028	1,157	1,178
Ginnie Mae I Pool 7% 8/15/2028	415	422
Ginnie Mae I Pool 7% 8/15/2028	82	83
Ginnie Mae I Pool 7% 8/15/2032	6,910	7,134
Ginnie Mae I Pool 7% 8/15/2032	498	519
Ginnie Mae I Pool 7% 8/15/2032	111	115
Ginnie Mae I Pool 7% 9/15/2028	653	663
Ginnie Mae I Pool 7% 9/15/2028	122	123
TOTAL UNITED STATES		2,460,524
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,652,574)		2,460,524

U.S. Treasury Obligations - 47.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Notes 3.375% 12/31/2027	3.47 to 3.53	207,851,000	207,737,330
US Treasury Notes 3.375% 9/15/2028	3.49 to 3.60	241,733,500	241,648,516
US Treasury Notes 3.5% 11/15/2028	3.53	66,711,700	66,901,932
US Treasury Notes 3.5% 12/15/2028	3.53 to 3.60	240,512,100	241,226,120
US Treasury Notes 3.5% 2/15/2029	3.39 to 3.50	170,537,900	171,070,831
US Treasury Notes 3.625% 8/15/2028	3.38 to 3.62	385,040,400	387,236,332
US Treasury Notes 3.875% 3/15/2028	3.46 to 3.88	383,747,300	387,404,892
US Treasury Notes 4.125% 7/31/2028 (g)	3.88	109,372,600	111,252,442
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,806,522,481)			1,814,478,395

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $51,481,854)	3.70	51,471,560	51,481,854

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $3,840,723,592)	3,869,203,746
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(8,119,500)
NET ASSETS - 100.0%	3,861,084,246

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	1,183	6/2026	247,524,266	296,055

The notional amount of long futures as a percentage of Net Assets is 6.4%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $877,480,729 or 22.7% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,249,106.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	39,103,643	627,474,191	615,094,158	889,127	(1,822)	-	51,481,854	51,471,560	0.1%
Fidelity Securities Lending Cash Central Fund	-	165,959,700	165,955,898	6,532	(3,802)	-	-	-	0.0%
Total	39,103,643	793,433,891	781,050,056	895,659	(5,624)	-	51,481,854

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	570,719,881	-	570,719,881	-

Collateralized Mortgage Obligations	17,996,573	-	17,996,573	-

Commercial Mortgage Securities	101,353,268	-	101,353,268	-

Non-Convertible Corporate Bonds
Communication Services	26,166,424	-	26,166,424	-
Consumer Discretionary	84,164,235	-	84,164,235	-
Consumer Staples	41,640,563	-	41,640,563	-
Energy	67,989,039	-	67,989,039	-
Financials	875,168,565	-	875,168,565	-
Health Care	62,931,633	-	62,931,633	-
Industrials	40,406,166	-	40,406,166	-
Information Technology	29,206,985	-	29,206,985	-
Materials	22,597,033	-	22,597,033	-
Real Estate	8,274,832	-	8,274,832	-
Utilities	52,167,776	-	52,167,776	-

U.S. Government Agency - Mortgage Securities	2,460,524	-	2,460,524	-

U.S. Treasury Obligations	1,814,478,395	-	1,814,478,395	-

Money Market Funds	51,481,854	51,481,854	-	-
Total Investments in Securities:	3,869,203,746	51,481,854	3,817,721,892	-
Derivative Instruments:

Assets
Futures Contracts	296,055	296,055	-	-
Total Assets	296,055	296,055	-	-
Total Derivative Instruments:	296,055	296,055	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	296,055	-
Total Interest Rate Risk	296,055	-
Total Value of Derivatives	296,055	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,789,241,738)	$3,817,721,892
Fidelity Central Funds (cost $51,481,854)	51,481,854

Total Investment in Securities (cost $3,840,723,592)		$3,869,203,746
Cash		571
Receivable for investments sold		229,445,174
Receivable for fund shares sold		16,021,700
Interest receivable		36,494,491
Distributions receivable from Fidelity Central Funds		61,476
Receivable for daily variation margin on futures contracts		243,140
Prepaid expenses		2,059
Other receivables		12
Total assets		4,151,472,369
Liabilities
Payable for investments purchased
Regular delivery	$274,906,618
Delayed delivery	2,861,168
Payable for fund shares redeemed	11,350,345
Distributions payable	577,913
Accrued management fee	614,321
Other payables and accrued expenses	77,758
Total liabilities		290,388,123
Net Assets		$3,861,084,246
Net Assets consist of:
Paid in capital		$3,853,127,241
Total accumulated earnings (loss)		7,957,005
Net Assets		$3,861,084,246
Net Asset Value, offering price and redemption price per share ($3,861,084,246 ÷ 395,250,724 shares)		$9.77
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Interest		$82,738,560
Income from Fidelity Central Funds (including $6,532 from security lending)		895,659
Total income		83,634,219
Expenses
Management fee	$3,797,390
Custodian fees and expenses	12,988
Independent trustees' fees and expenses	4,149
Registration fees	83,897
Audit fees	49,959
Legal	1,970
Miscellaneous	5,250
Total expenses before reductions	3,955,603
Expense reductions	(9,319)
Total expenses after reductions		3,946,284
Net Investment income (loss)		79,687,935
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	14,758,869
Fidelity Central Funds	(5,624)
Futures contracts	32,390
Total net realized gain (loss)		14,785,635
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(8,498,077)
Futures contracts	(358,056)
Total change in net unrealized appreciation (depreciation)		(8,856,133)
Net gain (loss)		5,929,502
Net increase (decrease) in net assets resulting from operations		$85,617,437
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$79,687,935	$188,202,337
Net realized gain (loss)	14,785,635	10,762,019
Change in net unrealized appreciation (depreciation)	(8,856,133)	1,727,517
Net increase (decrease) in net assets resulting from operations	85,617,437	200,691,873
Distributions to shareholders	(92,422,476)	(181,780,971)

Share transactions
Proceeds from sales of shares	3,762,221,291	2,661,787,059
Reinvestment of distributions	79,188,286	168,318,955
Cost of shares redeemed	(4,032,036,086)	(2,848,804,914)

Net increase (decrease) in net assets resulting from share transactions	(190,626,509)	(18,698,900)
Total increase (decrease) in net assets	(197,431,548)	212,002

Net Assets
Beginning of period	4,058,515,794	4,058,303,792
End of period	$3,861,084,246	$4,058,515,794

Other Information
Shares
Sold	385,757,435	273,555,538
Issued in reinvestment of distributions	8,105,979	17,290,603
Redeemed	(413,306,498)	(292,627,398)
Net increase (decrease)	(19,443,084)	(1,781,257)

Financial Highlights
Fidelity® SAI Short-Term Bond Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$9.79	$9.74	$9.52	$9.55	$10.01	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.205	.440	.423	.312	.075	.047
Net realized and unrealized gain (loss)	.014	.034	.193	(.105)	(.475)	.007
Total from investment operations	.219	.474	.616	.207	(.400)	.054
Distributions from net investment income	(.239)	(.424)	(.396)	(.237)	(.056)	(.044)
Distributions from net realized gain	-	-	-	-	(.004)	-
Total distributions	(.239)	(.424)	(.396)	(.237)	(.060)	(.044)
Net asset value, end of period	$9.77	$9.79	$9.74	$9.52	$9.55	$10.01
Total Return D,E	2.26%	4.98%	6.60%	2.20%	(4.01)%	.54%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.21% H	.21%	.21%	.26%	.31%	.34% H
Expenses net of fee waivers, if any	.21 % H	.21%	.21%	.26%	.30%	.34% H
Expenses net of all reductions, if any	.21% H	.21%	.21%	.26%	.30%	.34% H
Net investment income (loss)	4.23% H	4.52%	4.41%	3.30%	.77%	.49% H
Supplemental Data
Net assets, end of period (000 omitted)	$3,861,084	$4,058,516	$4,058,304	$3,202,289	$1,843,086	$1,845,225
Portfolio turnover rate I	111 % H	87%	59%	55%	74%	70% J,K

AFor the period September 15, 2020 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity SAI Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$36,612,276
Gross unrealized depreciation	(1,769,278)
Net unrealized appreciation (depreciation)	$34,842,998
Tax cost	$3,834,656,803

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(15,112,498)
Long-term	(30,724,567)
Total capital loss carryforward	$(45,837,065)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Short-Term Bond Fund	294,888,953	641,595,256
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity SAI Short-Term Bond Fund	2,153

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Short-Term Bond Fund	711	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $9,319.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity Core Income Fund	Strategic Advisers Fidelity Short Duration Fund
Fidelity SAI Short-Term Bond Fund	16%	80%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Short-Term Bond Fund	96

Affiliated Redemptions In-Kind. Effective subsequent to period end, affiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity SAI Short-Term Bond Fund	338,508,648	-	(9,817,157)	(9,817,157)	3,269,993,541
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Short-Term Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9900846.105
SST-SANN-0426
Fidelity® SAI Low Duration Bond Fund

Semi-Annual Report
February 28, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Low Duration Bond Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 21.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.4%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 4.8276% 1/20/2037 (b)(c)(d)	10,576,000	10,589,643
CANADA - 0.1%
Chesapeake Funding II LLC Series 2023-1A Class A1, 5.65% 5/15/2035 (b)	2,609,905	2,621,827
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	647,853	654,663
TOTAL CANADA		3,276,490
GRAND CAYMAN (UK OVERSEAS TER) - 3.5%
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.7376% 7/18/2034 (b)(c)(d)	8,000,000	8,007,384
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 4.7722% 7/15/2035 (b)(c)(d)	11,693,000	11,683,657
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7522% 7/15/2036 (b)(c)(d)	14,514,000	14,540,691
Invesco CLO 2021-3 Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7492% 10/22/2034 (b)(c)(d)	7,740,000	7,749,861
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 4.9222% 7/15/2036 (b)(c)(d)	11,992,000	11,999,267
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 4.9976% 7/20/2038 (b)(c)(d)	14,813,000	14,842,774
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6122% 7/15/2033 (b)(c)(d)	12,599,590	12,607,288
RR Ltd Series 2025-16A Class A1R, CME Term SOFR 3 month Index + 1.05%, 4.7222% 7/15/2036 (b)(c)(d)	7,999,000	7,999,760
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9176% 4/20/2035 (b)(c)(d)	3,911,000	3,918,075
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8676% 7/20/2032 (b)(c)(d)	2,308,426	2,310,243
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		95,659,000
UNITED STATES - 17.2%
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	1,442,862	1,444,729
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (b)	8,375,779	8,385,360
Ally Auto Receivables Trust Series 2022-2 Class A3, 4.76% 5/17/2027	163,937	164,000
Ally Auto Receivables Trust Series 2025-1 Class A2, 4.03% 7/17/2028	5,940,000	5,943,579
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (b)	663,510	667,804
ARI Fleet Lease Trust Series 2026-A Class A2, 3.96% 11/15/2034 (b)	5,950,000	5,964,614
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	1,880,793	1,884,445
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	3,327,077	3,332,335
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	3,764,600	3,767,952
Capital One Prime Auto Receivables Trust Series 2025-1 Class A2A, 3.88% 1/16/2029	5,930,000	5,934,598
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	1,728,078	1,730,016
CarMax Auto Owner Trust Series 2025-3 Class A2A, 4.42% 8/15/2028	9,564,238	9,584,345
Carmax Auto Owner Trust Series 2025-4 Class A2A, 3.95% 3/15/2029	5,930,000	5,936,786
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	81,748	81,840
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A2, 4.56% 8/10/2028	8,603,385	8,618,339
Carvana Auto Receivables Trust Series 2024-P4 Class A2, 4.62% 2/10/2028	663,292	663,450
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	1,364,808	1,365,883
Carvana Auto Receivables Trust Series 2025-P3 Class A2, 4.07% 2/12/2029	10,455,172	10,459,398
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	7,150,770	7,218,234
Chase Auto Owner Trust Series 2024-2A Class A3, 5.52% 6/25/2029 (b)	8,160,127	8,274,977
Dell Equipment Finance Trust Series 2024-2 Class A2, 4.69% 8/22/2030 (b)	4,608,540	4,615,503
Dext Abs LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (b)	1,480,000	1,479,842
Dllad LLC Series 2025-1A Class A2, 4.46% 11/20/2028 (b)	6,355,000	6,387,320
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	2,093,104	2,100,611
DRIVE Series 2025-1 Class A2, 4.87% 8/15/2028	4,201,561	4,207,327
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (b)	3,438	3,439
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (b)	82,265	82,353
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	4,835,523	4,871,098
Enterprise Fleet Financing LLC Series 2024-3 Class A2, 5.31% 4/20/2027 (b)	4,400,161	4,413,382
Enterprise Fleet Financing LLC Series 2024-4 Class A2, 4.69% 7/20/2027 (b)	6,224,852	6,245,052
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (b)	8,581,341	8,614,928
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	694,856	696,581
Exeter Automobile Receivables Trust Series 2025-3A Class A2, 4.83% 1/18/2028	6,427,629	6,436,324
Exeter Automobile Receivables Trust Series 2025-4A Class A2, 4.53% 3/15/2028	7,608,821	7,619,389
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	317,176	317,978
Exeter Select Automobile Receivables Trust Series 2025-2 Class A2, 4.54% 6/15/2029	5,893,296	5,908,342
Fiaot Series 2025-1A Class A2, 4.31% 12/15/2028 (b)	8,375,000	8,388,192
Flatiron Clo 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 4.9076% 4/17/2036 (b)(c)(d)	14,008,000	14,031,422
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.5822% 10/15/2034 (b)(c)(d)	6,300,000	6,296,850
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	314,811	315,070
GM Financial Automobile Leasing Trust Series 2024-2 Class A3, 5.39% 7/20/2027	5,656,095	5,677,899
GM Financial Automobile Leasing Trust Series 2024-3 Class A3, 4.21% 10/20/2027	7,370,000	7,379,228
GM Financial Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	3,045,432	3,047,723
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	5,927,479	5,938,170
Gm Financial Leasing Trst Series 2025-3 Class A2A, 4.19% 10/20/2027	7,341,173	7,354,485
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	7,310,000	7,409,929
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.4082% 3/15/2029 (b)(c)(d)	11,010,000	11,064,767
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	7,380,000	7,423,643
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.6%, 4.2582% 3/15/2029 (b)(c)(d)	8,950,000	8,974,165
Greensky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (b)	941,691	945,544
Greensky Home Improvement Series 2025-3A Class A1, 4.34% 12/27/2060 (b)	9,047,843	9,065,434
Harot Series 2025-2 Class A2A, 4.3% 1/18/2028	6,178,661	6,191,498
Honda Auto Receivables Series 2024-2 Class A3, 5.27% 11/20/2028	9,938,879	10,041,467
Hyundai Auto Lease Securitization Trust Series 2025-C Class A3, 4.36% 7/17/2028 (b)	10,950,000	11,027,272
Hyundai Auto Receivables Trust Series 2025-B Class A2A, 4.45% 8/15/2028	5,354,325	5,370,068
Juniper Valley Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7476% 7/20/2036 (b)(c)(d)	13,000,000	13,008,684
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (b)	11,084,773	11,127,707
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (b)	6,474,710	6,504,721
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (b)	673,129	674,122
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	291,302	291,525
Mercedes-Benz Auto Lease Trust Series 2025-A Class A2A, 4.57% 4/17/2028	5,649,417	5,674,863
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	16,275	16,280
Porsche Innovative Lease Owner Trust Series 2025-1A Class A2A, 4.6% 12/20/2027 (b)	5,258,351	5,274,283
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	1,464,482	1,477,391
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)	906,026	908,176
Rcktl Series 2025-2A Class A, 4.48% 11/27/2034 (b)	1,744,875	1,746,629
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (b)	3,432,643	3,448,355
Santander Drive Auto Receivables Trust Series 2025-2 Class A2, 4.71% 6/15/2028	6,999,234	7,007,267
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	6,275,982	6,287,927
SCLP Series 2025-4 Class A, 4.24% 8/25/2035 (b)	4,977,025	4,986,630
SFS Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	595,921	596,259
SFS Auto Receivables Securitization Trust Series 2025-2A Class A2, 4.52% 11/20/2028 (b)	6,793,709	6,809,642
Sfs Auto Receivables Securitization Trust Series 2025-3A Class A2, 4.11% 3/20/2029 (b)	5,458,584	5,465,233
Sfuel Series 2025-BA Class A2, 4.31% 5/22/2028 (b)	10,950,000	10,985,642
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)	3,171,471	3,180,399
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A2, 4.06% 6/20/2028 (b)	8,027,000	8,046,177
Toyota Auto Receivables 2022-C Owner Tr Series 2022-C Class A3, 3.76% 4/15/2027	469,854	469,811
Toyota Auto Receivables Owner Trust Series 2023-A Class A3, 4.63% 9/15/2027	3,735,326	3,742,684
Toyota Lease Owner Trust Series 2024-B Class A3, 4.21% 9/20/2027 (b)	9,457,295	9,469,233
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (b)	278,668	279,167
USAA Auto Owner Trust Series 2025-A Class A2, 3.98% 3/15/2028 (b)	5,930,000	5,933,454
USB Auto Owner Trust 2025-1 Series 2025-1A Class A2, 4.51% 6/15/2028 (b)	10,188,080	10,209,157
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	4,820,344	4,873,245
Wheels Fleet Lease Funding LLC Series 2024-1A Class A2, 4.4941% 2/18/2039 (b)(d)	6,350,360	6,371,777
Wheels Fleet Lease Funding LLC Series 2024-2A Class A2, CME Term SOFR 1 month Index + 1%, 4.6641% 6/21/2039 (b)(c)(d)	6,502,249	6,540,696
Wheels Fleet Lease Funding LLC Series 2025-1A Class A2, CME Term SOFR 1 month Index + 0%, 4.9868% 1/18/2040 (b)(c)(d)	10,636,276	10,685,203
Woart Series 2025-B Class A2A, 4.38% 8/15/2028	8,272,696	8,288,844
World Omni Select Auto Trust Series 2025-A Class A2A, 4.14% 5/15/2030	10,995,000	11,019,618
TOTAL UNITED STATES		472,765,780
TOTAL ASSET-BACKED SECURITIES (Cost $580,998,532)		582,290,913

Bank Notes - 0.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.7%
Financials - 0.7%
Capital Markets - 0.7%
Goldman Sachs Bank USA 5.283% 3/18/2027 (d) (Cost $18,334,148)	18,330,000	18,340,389

Collateralized Mortgage Obligations - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	1,512,918	1,499,064
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	42,919	42,862
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	156,435	154,420
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(d)	2,256,798	2,222,153
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (b)(d)	1,101,373	1,067,561
TOTAL UNITED STATES		4,986,060
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,915,393)		4,986,060

Commercial Mortgage Securities - 2.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.5%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.4026% 6/15/2040 (b)(c)(d)	6,345,000	6,376,833
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	667,301	663,366
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	1,330,651	1,325,861
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0513% 3/15/2041 (b)(c)(d)	6,298,077	6,300,045
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.301% 5/15/2041 (b)(d)	6,780,797	6,785,035
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.6726% 2/15/2039 (b)(c)(d)	1,135,079	1,134,724
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.4211% 12/9/2040 (b)(c)(d)	1,558,259	1,558,259
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9525% 12/15/2039 (b)(c)(d)	1,656,856	1,657,374
BX Trust 2021 Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.8245% 2/15/2036 (b)(c)(d)	591,000	590,636
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.1015% 4/15/2041 (b)(c)(d)	6,519,322	6,521,359
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.8035% 3/15/2030 (b)(c)(d)	7,551,433	7,541,994
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 4.4104% 10/15/2026 (b)(c)(d)	3,238,773	3,237,761
COMM Mortgage Trust Series 2017-CD4 Class ASB, 3.317% 5/10/2050	436,971	434,766
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	293,262	292,027
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	890,403	884,731
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9597% 10/15/2042 (b)(c)(d)	4,720,000	4,725,900
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	534,126	531,428
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	209,900	209,162
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.4745% 7/15/2038 (b)(c)(d)	2,275,000	2,273,290
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34 Class ASB, 3.354% 11/15/2052	1,505,066	1,495,114
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.5049% 11/15/2038 (b)(c)(d)	4,497,868	4,496,463
UBS Commercial Mortgage Trust Series 2017-C4 Class ASB, 3.366% 10/15/2050	755,904	752,135
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	198,490	197,851
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	391,997	390,491
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.451% 10/15/2041 (b)(c)(d)	7,707,000	7,696,967
TOTAL UNITED STATES		68,073,572
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $67,756,695)		68,073,572

Non-Convertible Corporate Bonds - 44.0%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Glencore Funding LLC 1.625% 4/27/2026 (b)	9,632,000	9,594,890
Glencore Funding LLC U.S. SOFR Averages Index + 0.75%, 4.4308% 10/1/2026 (b)(c)(d)	9,964,000	9,984,187

TOTAL AUSTRALIA		19,579,077
CANADA - 3.9%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Canadian Natural Resources Ltd 3.85% 6/1/2027	8,000,000	7,998,949
Financials - 3.6%
Banks - 3.6%
Bank of Montreal 4.4375% 9/22/2028 (d)	12,200,000	12,222,256
Bank of Montreal 4.567% 9/10/2027 (d)	11,966,000	12,007,805
Bank of Nova Scotia/The U.S. SOFR Index + 0.76%, 4.4498% 9/15/2028 (c)(d)	11,590,000	11,607,005
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.8%, 4.5123% 9/8/2028 (c)(d)	12,200,000	12,231,830
Federation des Caisses Desjardins du Quebec U.S. SOFR Index + 0.63%, 4.298% 1/27/2027 (b)(c)(d)	12,350,000	12,385,815
National Bank of Canada 4.95% 2/1/2028 (d)	12,221,000	12,329,094
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 4.3865% 10/18/2027 (c)(d)	12,310,000	12,344,268
Royal Bank of Canada U.S. SOFR Index + 0.7%, 4.3695% 11/3/2028 (c)(d)	13,000,000	13,018,483
TOTAL FINANCIALS		98,146,556
TOTAL CANADA		106,145,505
DENMARK - 0.5%
Financials - 0.5%
Banks - 0.5%
Danske Bank A/S 4.298% 4/1/2028 (b)(d)	12,302,000	12,347,483
FINLAND - 0.4%
Financials - 0.4%
Banks - 0.4%
Nordea Bank Abp U.S. SOFR Index + 0.7%, 4.3895% 3/17/2028 (b)(c)(d)	12,151,000	12,210,965
FRANCE - 0.9%
Financials - 0.9%
Banks - 0.9%
BNP Paribas SA 2.591% 1/20/2028 (b)(d)	12,480,000	12,324,953
Societe Generale SA 1.792% 6/9/2027 (b)(d)	11,354,000	11,283,733

TOTAL FRANCE		23,608,686
GERMANY - 2.5%
Consumer Discretionary - 1.6%
Automobiles - 1.6%
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 4.4711% 8/13/2026 (b)(c)(d)	12,250,000	12,283,688
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.63%, 4.297% 7/31/2026 (b)(c)(d)	8,170,000	8,184,364
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.78%, 4.4608% 4/1/2027 (b)(c)(d)	11,000,000	11,048,191
Volkswagen Group of America Finance LLC U.S. SOFR Index + 1.06%, 4.7322% 8/14/2026 (b)(c)(d)	11,858,000	11,897,250
TOTAL CONSUMER DISCRETIONARY		43,413,493
Financials - 0.9%
Capital Markets - 0.9%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (d)	12,480,000	12,328,412
Deutsche Bank AG/New York NY 2.552% 1/7/2028 (d)	12,480,000	12,323,580
TOTAL FINANCIALS		24,651,992
TOTAL GERMANY		68,065,485
IRELAND - 0.6%
Financials - 0.5%
Banks - 0.1%
Bank of Ireland Group PLC 2.029% 9/30/2027 (b)(d)	3,933,000	3,886,260
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	9,179,000	9,090,168
TOTAL FINANCIALS		12,976,428
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (b)	3,195,000	3,194,573
TOTAL IRELAND		16,171,001
ITALY - 0.2%
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Finance International NV 1.625% 7/12/2026 (b)(e)	7,893,000	7,820,231
JAPAN - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.567% 7/16/2027 (b)	1,008,000	1,017,144
Financials - 0.4%
Banks - 0.4%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (d)	9,450,000	9,362,917
TOTAL JAPAN		10,380,061
NETHERLANDS - 3.1%
Financials - 2.7%
Banks - 2.7%
ABN AMRO Bank NV 1.542% 6/16/2027 (b)(d)	8,611,000	8,546,147
ABN AMRO Bank NV U.S. SOFR Averages Index + 1.78%, 5.4683% 9/18/2027 (b)(c)(d)	8,500,000	8,565,417
Cooperatieve Rabobank UA 4.655% 8/22/2028 (b)(d)	11,900,000	12,015,002
Cooperatieve Rabobank UA/NY U.S. SOFR Index + 0.41%, 4.076% 1/14/2028 (c)(d)	10,580,000	10,589,690
ING Groep NV 1.726% 4/1/2027 (d)	16,504,000	16,472,733
ING Groep NV 4.017% 3/28/2028 (d)	9,500,000	9,506,923
ING Groep NV 6.083% 9/11/2027 (d)	9,025,000	9,122,706
TOTAL FINANCIALS		74,818,618
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	10,000,000	9,992,276
TOTAL NETHERLANDS		84,810,894
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 1.494% 8/10/2027 (b)(d)	12,470,000	12,330,397
UNITED KINGDOM - 4.2%
Consumer Staples - 0.2%
Tobacco - 0.2%
BAT International Finance PLC 1.668% 3/25/2026	6,815,000	6,804,486
Financials - 3.6%
Banks - 3.6%
Barclays PLC 2.279% 11/24/2027 (d)	12,500,000	12,332,250
Barclays PLC 5.829% 5/9/2027 (d)	12,050,000	12,088,812
Barclays PLC 6.496% 9/13/2027 (d)	2,000,000	2,025,549
Lloyds Banking Group PLC 1.627% 5/11/2027 (d)	12,426,000	12,366,681
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.56%, 5.2259% 8/7/2027 (c)(d)	9,730,000	9,781,709
NatWest Group PLC 1.642% 6/14/2027 (d)	12,364,000	12,280,675
NatWest Group PLC 5.583% 3/1/2028 (d)	5,200,000	5,282,567
NatWest Group PLC 5.847% 3/2/2027 (d)	18,669,000	18,669,000
Standard Chartered PLC 2.608% 1/12/2028 (b)(d)	7,806,000	7,711,455
Standard Chartered PLC 7.767% 11/16/2028 (b)(d)	5,000,000	5,298,050
TOTAL FINANCIALS		97,836,748
Health Care - 0.4%
Pharmaceuticals - 0.4%
GlaxoSmithKline Capital PLC U.S. SOFR Index + 0.5%, 4.1929% 3/12/2027 (c)(d)	11,760,000	11,795,868
TOTAL UNITED KINGDOM		116,437,102
UNITED STATES - 26.2%
Consumer Discretionary - 2.6%
Automobiles - 2.0%
American Honda Finance Corp U.S. SOFR Index + 0.55%, 4.2181% 5/11/2026 (c)(d)	7,680,000	7,685,653
American Honda Finance Corp U.S. SOFR Index + 0.65%, 4.3375% 5/20/2026 (c)(d)	8,020,000	8,030,469
Ford Motor Co 4.346% 12/8/2026	8,778,000	8,775,785
General Motors Financial Co Inc 5.25% 3/1/2026	18,510,000	18,514,441
Hyundai Capital America U.S. SOFR Index + 1.12%, 4.8075% 6/23/2027 (b)(c)(d)	11,630,000	11,713,538
		54,719,886
Leisure Products - 0.6%
Mattel Inc 5.875% 12/15/2027 (b)	16,950,000	16,953,863
TOTAL CONSUMER DISCRETIONARY		71,673,749
Consumer Staples - 1.4%
Beverages - 0.4%
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.2522% 11/15/2026 (c)(d)	10,324,000	10,335,815
Consumer Staples Distribution & Retail - 0.4%
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.0986% 4/28/2027 (c)(d)	10,083,000	10,112,028
Food Products - 0.1%
Campbell's Company/The 5.3% 3/20/2026	3,502,000	3,503,810
Tobacco - 0.5%
Philip Morris International Inc U.S. SOFR Index + 0.66%, 4.328% 10/27/2028 (c)(d)	13,237,000	13,257,970
TOTAL CONSUMER STAPLES		37,209,623
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
EQT Corp 3.125% 5/15/2026 (b)	5,044,000	5,029,004
MPLX LP 1.75% 3/1/2026	11,365,000	11,363,765
TOTAL ENERGY		16,392,769
Financials - 17.2%
Banks - 9.4%
Bank of America Corp 1.658% 3/11/2027 (d)	10,900,000	10,893,865
Bank of America Corp 1.734% 7/22/2027 (d)	10,560,000	10,465,203
Bank of America Corp 3.559% 4/23/2027 (d)	12,260,000	12,251,104
Citibank NA U.S. SOFR Index + 0.781%, 4.451% 5/29/2027 (c)(d)	12,130,000	12,208,724
Citigroup Inc U.S. SOFR Index + 1.1143%, 4.8127% 5/7/2028 (c)(d)	12,300,000	12,370,595
Fifth Third Bancorp 1.707% 11/1/2027 (d)	13,000,000	12,806,717
Huntington National Bank/The U.S. SOFR Index + 0.72%, 4.3853% 4/12/2028 (c)(d)	11,545,000	11,558,773
JPMorgan Chase & Co 1.47% 9/22/2027 (d)	11,700,000	11,535,340
JPMorgan Chase & Co 1.578% 4/22/2027 (d)	12,310,000	12,267,256
JPMorgan Chase & Co 6.07% 10/22/2027 (d)	11,886,000	12,048,778
Morgan Stanley Bank NA U.S. SOFR Index + 0.685%, 4.3512% 10/15/2027 (c)(d)	12,280,000	12,304,806
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 4.4373% 7/6/2028 (c)(d)	11,990,000	12,018,296
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.78%, 4.4522% 11/17/2028 (c)(d)	12,400,000	12,431,124
PNC Bank NA U.S. SOFR Index + 0.73%, 4.3963% 7/21/2028 (c)(d)	12,414,000	12,436,718
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (d)	9,960,000	10,002,677
Truist Bank U.S. SOFR Index + 0.77%, 4.4376% 7/24/2028 (c)(d)	11,860,000	11,882,771
Truist Financial Corp 6.047% 6/8/2027 (d)	10,360,000	10,411,763
US Bancorp 6.787% 10/26/2027 (d)	7,619,000	7,761,746
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.91%, 4.5822% 5/15/2028 (c)(d)	12,350,000	12,414,264
Wells Fargo & Co 3.196% 6/17/2027 (d)	12,330,000	12,299,552
Wells Fargo & Co 3.526% 3/24/2028 (d)	10,090,000	10,037,851
Wells Fargo & Co 4.9% 1/24/2028 (d)	4,449,000	4,484,092
Wells Fargo & Co 5.707% 4/22/2028 (d)	9,470,000	9,643,381
		256,535,396
Capital Markets - 4.9%
Athene Global Funding 1.608% 6/29/2026 (b)	7,905,000	7,839,942
Athene Global Funding 2.95% 11/12/2026 (b)	7,545,000	7,484,897
Athene Global Funding 4.86% 8/27/2026 (b)	7,808,000	7,836,289
Athene Global Funding 4.95% 1/7/2027 (b)	8,080,000	8,137,850
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.68%, 4.3894% 6/9/2028 (c)(d)	12,240,000	12,277,364
Equitable America Global Funding U.S. SOFR Index + 0.71%, 4.3998% 9/15/2027 (b)(c)(d)	11,806,000	11,810,719
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (d)	17,550,000	17,539,283
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (d)	9,230,000	9,108,682
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (d)	9,130,000	9,007,105
Morgan Stanley 1.593% 5/4/2027 (d)	12,430,000	12,377,635
Sammons Financial Group Global Funding U.S. SOFR Index + 0.85%, 4.5895% 9/2/2027 (b)(c)(d)	12,190,000	12,260,336
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 4.127% 11/25/2026 (c)(d)	8,360,000	8,373,997
State Street Corp U.S. SOFR Index + 0.95%, 4.6176% 4/24/2028 (c)(d)	10,395,000	10,450,199
		134,504,298
Consumer Finance - 0.9%
American Express Co 5.645% 4/23/2027 (d)	12,040,000	12,066,632
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.1153% 4/10/2026 (c)(d)	12,350,000	12,353,447
		24,420,079
Financial Services - 0.5%
CNH Industrial Capital LLC 4.5% 10/8/2027	13,247,000	13,341,314
Insurance - 1.5%
Brown & Brown Inc 4.6% 12/23/2026	5,270,000	5,295,779
Equitable Financial Life Global Funding 4.6% 4/1/2027 (b)	8,268,000	8,327,440
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	10,005,000	10,077,882
Jackson National Life Global Funding U.S. SOFR Index + 0.97%, 4.636% 1/14/2028 (b)(c)(d)	12,260,000	12,288,458
Trinity Acq PLC 4.4% 3/15/2026	5,715,000	5,714,843
		41,704,402
TOTAL FINANCIALS		470,505,489
Health Care - 0.6%
Health Care Providers & Services - 0.3%
HCA Inc 5.25% 6/15/2026	8,031,000	8,036,306
Pharmaceuticals - 0.3%
Merck & Co Inc U.S. SOFR Index + 0.46%, 4.1498% 9/15/2027 (c)(d)	8,557,000	8,598,038
TOTAL HEALTH CARE		16,634,344
Industrials - 0.9%
Aerospace & Defense - 0.4%
Boeing Co 3.1% 5/1/2026	11,030,000	11,012,025
Machinery - 0.5%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.4%, 4.0656% 1/10/2028 (c)(d)	12,690,000	12,708,473
TOTAL INDUSTRIALS		23,720,498
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp U.S. SOFR Index + 0.53%, 4.2022% 11/15/2027 (c)(d)	8,714,000	8,729,724
Dell International LLC / EMC Corp 4.9% 10/1/2026	6,770,000	6,793,606
Dell International LLC / EMC Corp 6.02% 6/15/2026	6,126,000	6,130,250
		21,653,580
Software - 0.4%
Oracle Corp 2.65% 7/15/2026	10,760,000	10,695,568
TOTAL INFORMATION TECHNOLOGY		32,349,148
Materials - 0.3%
Chemicals - 0.3%
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 3.4% 12/1/2026 (b)	8,764,000	8,731,254
Real Estate - 1.2%
Office REITs - 0.7%
COPT Defense Properties LP 2.25% 3/15/2026	19,236,000	19,221,804
Real Estate Management & Development - 0.2%
Essex Portfolio LP 3.375% 4/15/2026	6,017,000	6,010,028
Specialized REITs - 0.3%
American Tower Corp 3.375% 10/15/2026	7,745,000	7,713,765
TOTAL REAL ESTATE		32,945,597
Utilities - 0.2%
Electric Utilities - 0.2%
Eversource Energy 4.75% 5/15/2026	8,000,000	8,010,991
TOTAL UNITED STATES		718,173,462
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,202,135,239)		1,208,080,349

Repurchase Agreements - 1.2%
	Maturity Amount ($)	Value ($)
Repurchase Agreements* (Cost $33,000,000)	33,769,963	33,000,000

Certificates of Deposit - 2.9%
	Yield (%) (f)	Principal Amount (a)	Value ($)
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.36%, 4.03% 7/23/2026 (c)(d)	4.03	20,000,000	19,999,762
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.4%, 4.07% 5/8/2026 (c)(d)	4.07	25,000,000	25,013,810
Svenska Handelsbanken/New York NY yankee U.S. SOFR Index + 0.4%, 4.07% 4/15/2026 (c)(d)	4.07	34,000,000	34,013,032
TOTAL CERTIFICATES OF DEPOSIT (Cost $79,000,000)			79,026,604

Commercial Paper - 3.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
HSBC USA Inc U.S. SOFR Index + 0.55%, 4.22% 4/30/2026 (c)(d)	4.22	24,000,000	24,012,916
Toronto Dominion Bank U.S. SOFR Index + 0.45%, 4.12% 4/27/2026 (c)(d)	4.12	27,000,000	27,016,160
Westpac Banking Corp U.S. SOFR Index + 0.4%, 4.07% 4/10/2026 (c)(d)	4.07	34,000,000	34,011,064
TOTAL COMMERCIAL PAPER (Cost $85,000,000)			85,040,140

U.S. Treasury Obligations - 23.7%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Notes 3.375% 12/31/2027	3.51	55,000,000	54,969,921
US Treasury Notes 3.625% 8/31/2027	3.56 to 3.66	305,899,000	306,699,596
US Treasury Notes 4.125% 1/31/2027	3.91 to 4.36	285,913,200	287,389,673
TOTAL U.S. TREASURY OBLIGATIONS (Cost $646,727,943)			649,059,190

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $7,945,369)	3.70	7,943,781	7,945,369

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $2,725,813,319)	2,735,842,586
NET OTHER ASSETS (LIABILITIES) - 0.3%	7,580,571
NET ASSETS - 100.0%	2,743,423,157

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $804,045,514 or 29.3% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
Mizuho Securities U.S.A., Inc.	4.33(h)	12/2025	6/2026	20,000,000	20,437,812	Corporate Debt Securities	4.70 - 13.00	4/2030 - 1/2999	10,168,177
						Private Label Collateralized Mortgage Obligations	0.50 - 5.06	2/2056 - 12/2070	11,291,273
						U.S. Treasuries (including strips)	0.38	7/2027	132
									21,459,582
Wells Fargo Securities, LLC	4.38(h)	2/2026	9/2026	13,000,000	13,332,151	Corporate Debt Securities	2.0	6/2029	14,071,515
Total Repurchase Agreements				33,000,000	33,769,963				35,531,097

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	230,152,360	1,647,664,559	1,869,871,991	2,127,173	441	-	7,945,369	7,943,781	0.0%
Fidelity Securities Lending Cash Central Fund	-	67,854,862	67,854,862	562	-	-	-	-	0.0%
Total	230,152,360	1,715,519,421	1,937,726,853	2,127,735	441	-	7,945,369

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	582,290,913	-	582,290,913	-

Bank Notes
Financials	18,340,389	-	18,340,389	-

Collateralized Mortgage Obligations	4,986,060	-	4,986,060	-

Commercial Mortgage Securities	68,073,572	-	68,073,572	-

Non-Convertible Corporate Bonds
Communication Services	1,017,144	-	1,017,144	-
Consumer Discretionary	115,087,242	-	115,087,242	-
Consumer Staples	44,014,109	-	44,014,109	-
Energy	24,391,718	-	24,391,718	-
Financials	848,796,279	-	848,796,279	-
Health Care	28,430,212	-	28,430,212	-
Industrials	26,915,071	-	26,915,071	-
Information Technology	42,341,424	-	42,341,424	-
Materials	28,310,331	-	28,310,331	-
Real Estate	32,945,597	-	32,945,597	-
Utilities	15,831,222	-	15,831,222	-

Repurchase Agreements
Financials	33,000,000	-	33,000,000	-

Certificates of Deposit	79,026,604	-	79,026,604	-

Commercial Paper	85,040,140	-	85,040,140	-

U.S. Treasury Obligations	649,059,190	-	649,059,190	-

Money Market Funds	7,945,369	7,945,369	-	-
Total Investments in Securities:	2,735,842,586	7,945,369	2,727,897,217	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $33,000,000) - See accompanying schedule:
Unaffiliated issuers (cost $2,717,867,950)	$2,727,897,217
Fidelity Central Funds (cost $7,945,369)	7,945,369

Total Investment in Securities (cost $2,725,813,319)		$2,735,842,586
Cash		211,754
Receivable for fund shares sold		1,268,663
Interest receivable		20,062,498
Distributions receivable from Fidelity Central Funds		102,666
Prepaid expenses		3,658
Receivable from investment adviser for expense reductions		69,930
Total assets		2,757,561,755
Liabilities
Payable for fund shares redeemed	$10,692,236
Distributions payable	2,736,611
Accrued management fee	665,186
Other payables and accrued expenses	44,565
Total liabilities		14,138,598
Net Assets		$2,743,423,157
Net Assets consist of:
Paid in capital		$2,694,709,559
Total accumulated earnings (loss)		48,713,598
Net Assets		$2,743,423,157
Net Asset Value, offering price and redemption price per share ($2,743,423,157 ÷ 273,204,123 shares)		$10.04
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Interest		$126,394,524
Income from Fidelity Central Funds (including $562 from security lending)		2,127,735
Total income		128,522,259
Expenses
Management fee	$5,823,149
Custodian fees and expenses	20,988
Independent trustees' fees and expenses	6,895
Registration fees	87,402
Audit fees	29,117
Legal	3,359
Miscellaneous	9,231
Total expenses before reductions	5,980,141
Expense reductions	(199,873)
Total expenses after reductions		5,780,268
Net Investment income (loss)		122,741,991
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	17,027,017
Fidelity Central Funds	441
Total net realized gain (loss)		17,027,458
Change in net unrealized appreciation (depreciation) on investment securities		(13,590,648)
Net gain (loss)		3,436,810
Net increase (decrease) in net assets resulting from operations		$126,178,801
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$122,741,991	$358,720,437
Net realized gain (loss)	17,027,458	12,881,356
Change in net unrealized appreciation (depreciation)	(13,590,648)	(954,146)
Net increase (decrease) in net assets resulting from operations	126,178,801	370,647,647
Distributions to shareholders	(179,734,601)	(383,752,885)

Share transactions
Proceeds from sales of shares	2,238,840,494	4,719,194,160
Reinvestment of distributions	145,043,450	333,876,465
Cost of shares redeemed	(6,679,928,249)	(5,444,081,243)

Net increase (decrease) in net assets resulting from share transactions	(4,296,044,305)	(391,010,618)
Total increase (decrease) in net assets	(4,349,600,105)	(404,115,856)

Net Assets
Beginning of period	7,093,023,262	7,497,139,118
End of period	$2,743,423,157	$7,093,023,262

Other Information
Shares
Sold	222,460,326	466,159,443
Issued in reinvestment of distributions	14,388,190	32,988,718
Redeemed	(663,443,831)	(537,751,515)
Net increase (decrease)	(426,595,315)	(38,603,354)

Financial Highlights
Fidelity® SAI Low Duration Bond Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$10.14	$10.15	$10.01	$9.91	$10.01	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.213	.477	.519	.426	.063	.016
Net realized and unrealized gain (loss)	(.001)	.021	.069	.016	(.102)	.007
Total from investment operations	.212	.498	.588	.442	(.039)	.023
Distributions from net investment income	(.292)	(.505)	(.448)	(.342)	(.059)	(.013)
Distributions from net realized gain	(.020)	(.003)	-	-	(.002)	-
Total distributions	(.312)	(.508)	(.448)	(.342)	(.061)	(.013)
Net asset value, end of period	$10.04	$10.14	$10.15	$10.01	$9.91	$10.01
Total Return D,E	2.12%	5.04%	6.00%	4.54%	(.38)%	.23%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.21% H	.21%	.21%	.26%	.30%	.34% H
Expenses net of fee waivers, if any	.20 % H	.20%	.20%	.21%	.22%	.22% H
Expenses net of all reductions, if any	.20% H	.20%	.20%	.21%	.22%	.22% H
Net investment income (loss)	4.24% H	4.71%	5.16%	4.30%	.63%	.17% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,743,423	$7,093,023	$7,497,139	$6,265,416	$4,176,846	$4,227,685
Portfolio turnover rate I	44 % H	80%	68%	46%	59%	15% H,J

AFor the period September 15, 2020 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity SAI Low Duration Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$17,222,283
Gross unrealized depreciation	(35,057)
Net unrealized appreciation (depreciation)	$17,187,226
Tax cost	$2,718,655,360

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Low Duration Bond Fund	735,728,524	3,574,967,149

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity SAI Low Duration Bond Fund	3,730

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Low Duration Bond Fund	61	-	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .20% of average net assets. This reimbursement will remain in place through December 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $188,307.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $11,566.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Low Duration Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9900848.105
LDI-SANN-0426
Fidelity® Tactical Bond Fund

Semi-Annual Report
February 28, 2026
Includes Fidelity and Fidelity Advisor share classes
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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Tactical Bond Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 6.3%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.7%
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (c)	115,241	114,374
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (c)	199,434	197,970
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		312,344
UNITED STATES - 5.6%
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (c)	85,207	82,947
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (c)	159,835	153,367
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (c)	239,375	217,598
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (c)	923,875	864,321
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (c)	227,707	232,807
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (c)	244,983	247,655
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (c)	481,250	460,529
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (c)	27,650	28,639
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (c)	52,338	52,927
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (c)	31,600	32,372
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (c)	42,463	42,462
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (c)	43,450	43,348
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (c)	24,688	24,656
TOTAL UNITED STATES		2,483,628
TOTAL ASSET-BACKED SECURITIES (Cost $2,693,278)		2,795,972

Commercial Mortgage Securities - 2.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.2%
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.103% 4/15/2040 (b)(c)(d)	90,664	90,778
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 4.972% 2/15/2039 (b)(c)(d)	70,000	69,978
BX Trust 2019-OC11 Series 2019-OC11 Class E, 3.944% 12/9/2041 (b)(c)	52,000	48,685
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 5.9497% 4/15/2037 (b)(c)(d)	188,999	189,235
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.4987% 4/15/2037 (b)(c)(d)	7,000	7,013
BX Trust Series 2025-DIME Class B, CME Term SOFR 1 month Index + 1.5%, 5.1597% 2/15/2035 (b)(c)(d)	145,000	144,819
BX Trust Series 2025-DIME Class C, CME Term SOFR 1 month Index + 1.75%, 5.4097% 2/15/2035 (b)(c)(d)	94,000	93,882
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.4536% 5/15/2039 (b)(c)(d)	100,000	94,013
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 5.7528% 5/15/2039 (b)(c)(d)	100,000	91,053
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.2016% 5/15/2039 (b)(c)(d)	100,000	84,603
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (c)	100,000	86,878
TOTAL UNITED STATES		1,000,937
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,021,345)		1,000,937

Fixed-Income Funds - 30.6%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (e)	47,550	4,460,181
Fidelity High Income Central Fund (e)	41,213	4,571,310
Fidelity International Credit Central Fund (e)	54,338	4,654,574
TOTAL FIXED-INCOME FUNDS (Cost $13,630,428)		13,686,065

Foreign Government and Government Agency Obligations - 2.9%
		Principal Amount (a)	Value ($)
BRAZIL - 1.4%
Brazilian Federative Republic 10% 1/1/2029	BRL	1,000,000	183,566
Brazilian Federative Republic 10% 1/1/2033	BRL	1,700,000	284,678
Federative Republic of Brazil 7.250% 1/12/2056		121,000	122,936
TOTAL BRAZIL			591,180
COLOMBIA - 0.4%
Colombian Republic 6.125% 1/21/2031		200,000	199,499
DOMINICAN REPUBLIC - 1.1%
Dominican Republic 4.875% 9/23/2032 (c)		270,000	259,200
Dominican Republic 5.5% 2/22/2029 (c)		250,000	254,188
TOTAL DOMINICAN REPUBLIC			513,388
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,304,351)			1,304,067

Municipal Securities - 0.3%
	Principal Amount (a)	Value ($)
Illinois - 0.2%
General Obligations - 0.2%
Chicago IL Brd Ed 6.319% 11/1/2029	60,000	60,197
Massachusetts - 0.1%
Health Care - 0.1%
Massachusetts St Dev Fin Agy Rv (Tufts Medicine Proj.) Series 2025 G, 6.625% 10/1/2030	52,000	53,990
TOTAL MUNICIPAL SECURITIES (Cost $112,837)		114,187

Non-Convertible Corporate Bonds - 9.5%
	Principal Amount (a)	Value ($)
GUATEMALA - 0.8%
Communication Services - 0.8%
Wireless Telecommunication Services - 0.8%
Millicom International Cellular SA 4.5% 4/27/2031 (c)	310,000	288,469
Millicom International Cellular SA 6.25% 3/25/2029 (c)	72,000	72,479

TOTAL GUATEMALA		360,948
ISRAEL - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	200,000	212,231
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	200,000	207,532

TOTAL ISRAEL		419,763
MEXICO - 1.3%
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Petroleos Mexicanos 7.69% 1/23/2050	650,000	590,330
UNITED STATES - 6.5%
Communication Services - 1.0%
Media - 1.0%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	115,000	87,614
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	135,000	112,521
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	130,000	103,743
Sirius XM Radio LLC 4.125% 7/1/2030 (c)	140,000	131,961
TOTAL COMMUNICATION SERVICES		435,839
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (c)	4,000	4,273
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (c)	12,000	13,002
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (c)	3,000	3,241
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (c)	6,000	6,543
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (c)	4,000	4,439
MPLX LP 5% 3/1/2033	100,000	101,647
MPLX LP 5.65% 3/1/2053	100,000	94,402
Targa Resources Corp 4.2% 2/1/2033	130,000	126,249
Targa Resources Corp 4.95% 4/15/2052	130,000	112,662
TOTAL ENERGY		466,458
Financials - 0.7%
Banks - 0.6%
Bank of America Corp 2.299% 7/21/2032 (b)	280,000	252,614
Consumer Finance - 0.1%
Capital One Financial Corp 5.468% 2/1/2029 (b)	18,000	18,455
Capital One Financial Corp 7.624% 10/30/2031 (b)	32,000	36,069
		54,524
Financial Services - 0.0%
Corebridge Financial Inc 3.9% 4/5/2032	9,000	8,547
Corebridge Financial Inc 4.35% 4/5/2042	2,000	1,703
Corebridge Financial Inc 6.05% 9/15/2033	6,000	6,402
		16,652
TOTAL FINANCIALS		323,790
Health Care - 1.6%
Health Care Providers & Services - 1.6%
Centene Corp 4.625% 12/15/2029	120,000	117,092
Prime Healthcare Foundation Inc 7% 12/1/2027	294,000	304,036
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	250,000	254,709
TOTAL HEALTH CARE		675,837
Industrials - 0.2%
Aerospace & Defense - 0.2%
Boeing Co 6.259% 5/1/2027	9,000	9,219
Boeing Co 6.298% 5/1/2029	12,000	12,788
Boeing Co 6.388% 5/1/2031	9,000	9,837
Boeing Co 6.528% 5/1/2034	10,000	11,212
Boeing Co 6.858% 5/1/2054	14,000	16,056
Boeing Co 7.008% 5/1/2064	14,000	16,233
TOTAL INDUSTRIALS		75,345
Materials - 0.6%
Chemicals - 0.6%
Celanese US Holdings LLC 6.5% 4/15/2030	140,000	143,440
Celanese US Holdings LLC 6.75% 4/15/2033	140,000	143,542
TOTAL MATERIALS		286,982
Real Estate - 0.7%
Diversified REITs - 0.1%
Piedmont Operating Partnership LP 6.875% 7/15/2029	21,000	22,324
Piedmont Operating Partnership LP 9.25% 7/20/2028	39,000	42,953
		65,277
Health Care REITs - 0.1%
National Health Investors Inc 5.35% 2/1/2033	30,000	30,340
Office REITs - 0.4%
Highwoods Realty LP 7.65% 2/1/2034	89,000	101,478
Kilroy Realty LP 5.875% 10/15/2035	68,000	67,034
		168,512
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 8.875% 4/12/2029	28,000	29,745
Residential REITs - 0.0%
American Homes 4 Rent LP 3.625% 4/15/2032	8,000	7,594
American Homes 4 Rent LP 4.3% 4/15/2052	6,000	4,760
		12,354
TOTAL REAL ESTATE		306,228
Utilities - 0.6%
Electric Utilities - 0.6%
DPL LLC/Ohio 4.35% 4/15/2029	270,000	265,934
Multi-Utilities - 0.0%
Puget Energy Inc 4.224% 3/15/2032	15,000	14,661
TOTAL UTILITIES		280,595
TOTAL UNITED STATES		2,851,074
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $4,095,056)		4,222,115

Preferred Securities - 0.6%
	Principal Amount (a)	Value ($)
CANADA - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Enbridge Inc 5.75% 7/15/2080 (b) (Cost $267,257)	250,000	256,227

U.S. Treasury Obligations - 39.4%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.875% 5/15/2052	4.05	59,000	42,871
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	1,588,000	1,426,719
US Treasury Bonds 4.125% 8/15/2053	4.36 to 4.80	5,589,000	5,127,253
US Treasury Bonds 4.25% 8/15/2054	4.79 to 4.98	1,359,400	1,273,694
US Treasury Bonds 4.75% 5/15/2055	4.83 to 4.91	311,000	316,503
US Treasury Notes 3.875% 8/15/2033	4.59 to 4.77	1,586,000	1,597,523
US Treasury Notes 4.25% 5/15/2035	4.35	136,000	139,490
US Treasury Notes 4.25% 8/15/2035	4.08 to 4.14	1,720,000	1,762,732
US Treasury Notes 4.375% 5/15/2034	4.23 to 4.53	5,377,000	5,582,629
US Treasury Notes 4.625% 2/15/2035	4.41	300,000	316,547
TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,273,410)			17,585,961

Money Market Funds - 7.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $3,536,652)	3.70	3,535,945	3,536,652

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $43,934,614)	44,502,183
NET OTHER ASSETS (LIABILITIES) - 0.3%	152,319
NET ASSETS - 100.0%	44,654,502

Currency Abbreviations
BRL	-	Brazilian Real

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,834,704 or 10.8% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	445,263	9,195,560	6,104,140	54,374	(31)	-	3,536,652	3,535,945	0.0%
Fidelity Floating Rate Central Fund	5,980,239	187,365	1,601,823	185,542	(50,788)	(54,812)	4,460,181	47,550	0.2%
Fidelity High Income Central Fund	5,473,893	164,383	1,100,000	164,382	3,175	29,859	4,571,310	41,213	0.3%
Fidelity International Credit Central Fund	5,710,837	105,126	1,300,000	105,127	(204,625)	343,236	4,654,574	54,338	4.4%
Total	17,610,232	9,652,434	10,105,963	509,425	(252,269)	318,283	17,222,717

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	2,795,972	-	2,795,972	-

Commercial Mortgage Securities	1,000,937	-	1,000,937	-

Fixed-Income Funds	13,686,065	13,686,065	-	-

Foreign Government and Government Agency Obligations	1,304,067	-	1,304,067	-

Municipal Securities
General Obligations	60,197	-	60,197	-
Health Care	53,990	-	53,990	-

Non-Convertible Corporate Bonds
Communication Services	796,787	-	796,787	-
Energy	1,056,788	-	1,056,788	-
Financials	323,790	-	323,790	-
Health Care	1,095,600	-	1,095,600	-
Industrials	75,345	-	75,345	-
Materials	286,982	-	286,982	-
Real Estate	306,228	-	306,228	-
Utilities	280,595	-	280,595	-

Preferred Securities
Energy	256,227	-	256,227	-

U.S. Treasury Obligations	17,585,961	-	17,585,961	-

Money Market Funds	3,536,652	3,536,652	-	-
Total Investments in Securities:	44,502,183	17,222,717	27,279,466	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $26,767,534)	$27,279,466
Fidelity Central Funds (cost $17,167,080)	17,222,717

Total Investment in Securities (cost $43,934,614)		$44,502,183
Cash		1
Foreign currency held at value (cost $5)		6
Receivable for fund shares sold		40,041
Interest receivable		208,103
Distributions receivable from Fidelity Central Funds		10,367
Prepaid expenses		25
Receivable from investment adviser for expense reductions		8,986
Total assets		44,769,712
Liabilities
Payable for fund shares redeemed	$1,907
Distributions payable	34,465
Accrued management fee	23,927
Distribution and service plan fees payable	4,170
Audit fee payable	49,950
Other payables and accrued expenses	791
Total liabilities		115,210
Net Assets		$44,654,502
Net Assets consist of:
Paid in capital		$46,908,666
Total accumulated earnings (loss)		(2,254,164)
Net Assets		$44,654,502

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($4,966,002 ÷ 549,406 shares)(a)		$9.04
Maximum offering price per share (100/96.00 of $9.04)		$9.42
Class M :
Net Asset Value and redemption price per share ($2,985,976 ÷ 330,351 shares)(a)		$9.04
Maximum offering price per share (100/96.00 of $9.04)		$9.42
Class C :
Net Asset Value and offering price per share ($3,058,052 ÷ 338,351 shares)(a)		$9.04
Fidelity Tactical Bond Fund :
Net Asset Value, offering price and redemption price per share ($15,663,776 ÷ 1,732,894 shares)		$9.04
Class I :
Net Asset Value, offering price and redemption price per share ($3,238,472 ÷ 358,296 shares)		$9.04
Class Z :
Net Asset Value, offering price and redemption price per share ($14,742,224 ÷ 1,630,807 shares)		$9.04
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Dividends		$7,187
Interest		682,193
Income from Fidelity Central Funds		509,425
Total income		1,198,805
Expenses
Management fee	$144,028
Distribution and service plan fees	24,514
Custodian fees and expenses	1,031
Independent trustees' fees and expenses	49
Registration fees	73,676
Audit fees	47,292
Legal	24
Miscellaneous	63
Total expenses before reductions	290,677
Expense reductions	(117,999)
Total expenses after reductions		172,678
Net Investment income (loss)		1,026,127
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(4,599)
Fidelity Central Funds	(252,269)
Forward foreign currency contracts	(2,714)
Foreign currency transactions	4,965
Total net realized gain (loss)		(254,617)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	727,791
Fidelity Central Funds	318,283
Assets and liabilities in foreign currencies	135
Total change in net unrealized appreciation (depreciation)		1,046,209
Net gain (loss)		791,592
Net increase (decrease) in net assets resulting from operations		$1,817,719
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,026,127	$2,494,538
Net realized gain (loss)	(254,617)	(601,081)
Change in net unrealized appreciation (depreciation)	1,046,209	(224,031)
Net increase (decrease) in net assets resulting from operations	1,817,719	1,669,426
Distributions to shareholders	(1,089,203)	(2,367,163)

Share transactions - net increase (decrease)	(2,495,618)	(9,594,307)
Total increase (decrease) in net assets	(1,767,102)	(10,292,044)

Net Assets
Beginning of period	46,421,604	56,713,648
End of period	$44,654,502	$46,421,604

Financial Highlights
Fidelity Advisor® Tactical Bond Fund Class A

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.90	$9.00	$8.74	$9.15	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.199	.394	.412	.431	.144
Net realized and unrealized gain (loss)	.153	(.121)	.232	(.412)	(.885)
Total from investment operations	.352	.273	.644	.019	(.741)
Distributions from net investment income	(.212)	(.373)	(.384)	(.429)	(.109)
Total distributions	(.212)	(.373)	(.384)	(.429)	(.109)
Net asset value, end of period	$9.04	$8.90	$9.00	$8.74	$9.15
Total Return D,E,F	4.00%	3.15%	7.59%	.25%	(7.43)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.50% I	1.28%	1.33%	1.65%	1.97% I
Expenses net of fee waivers, if any	.95 % I	.95%	.95%	.95%	1.00% I
Expenses net of all reductions, if any	.95% I	.95%	.95%	.95%	1.00% I
Net investment income (loss)	4.46% I	4.48%	4.72%	4.87%	2.73% I
Supplemental Data
Net assets, end of period (000 omitted)	$4,966	$4,458	$4,016	$3,703	$2,432
Portfolio turnover rate J	17 % I	30%	32%	39%	96% I

AFor the period February 10, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Tactical Bond Fund Class M

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.90	$9.00	$8.74	$9.15	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.199	.394	.412	.432	.144
Net realized and unrealized gain (loss)	.153	(.121)	.232	(.413)	(.885)
Total from investment operations	.352	.273	.644	.019	(.741)
Distributions from net investment income	(.212)	(.373)	(.384)	(.429)	(.109)
Total distributions	(.212)	(.373)	(.384)	(.429)	(.109)
Net asset value, end of period	$9.04	$8.90	$9.00	$8.74	$9.15
Total Return D,E,F	4.00%	3.15%	7.60%	.26%	(7.43)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.52% I	1.31%	1.36%	1.71%	1.97% I
Expenses net of fee waivers, if any	.95 % I	.95%	.95%	.95%	1.00% I
Expenses net of all reductions, if any	.95% I	.95%	.95%	.95%	1.00% I
Net investment income (loss)	4.46% I	4.48%	4.72%	4.87%	2.73% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,986	$2,847	$2,739	$2,592	$2,511
Portfolio turnover rate J	17 % I	30%	32%	39%	96% I

AFor the period February 10, 2022 (commencement of operations) through August 31, 2022.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Tactical Bond Fund Class C

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.89	$9.00	$8.74	$9.14	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.165	.328	.347	.365	.104
Net realized and unrealized gain (loss)	.163	(.131)	.232	(.402)	(.893)
Total from investment operations	.328	.197	.579	(.037)	(.789)
Distributions from net investment income	(.178)	(.307)	(.319)	(.363)	(.071)
Total distributions	(.178)	(.307)	(.319)	(.363)	(.071)
Net asset value, end of period	$9.04	$8.89	$9.00	$8.74	$9.14
Total Return D,E,F	3.73%	2.27%	6.79%	(.38)%	(7.90)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.28% I	2.06%	2.11%	2.46%	2.71% I
Expenses net of fee waivers, if any	1.70 % I	1.70%	1.70%	1.70%	1.75% I
Expenses net of all reductions, if any	1.70% I	1.70%	1.70%	1.70%	1.75% I
Net investment income (loss)	3.71% I	3.73%	3.97%	4.12%	1.98% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,058	$2,922	$2,550	$2,362	$2,344
Portfolio turnover rate J	17 % I	30%	32%	39%	96% I

AFor the period February 10, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Tactical Bond Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.90	$9.00	$8.74	$9.15	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.210	.417	.433	.454	.156
Net realized and unrealized gain (loss)	.153	(.122)	.233	(.413)	(.884)
Total from investment operations	.363	.295	.666	.041	(.728)
Distributions from net investment income	(.223)	(.395)	(.406)	(.451)	(.122)
Total distributions	(.223)	(.395)	(.406)	(.451)	(.122)
Net asset value, end of period	$9.04	$8.90	$9.00	$8.74	$9.15
Total Return D,E	4.13%	3.41%	7.86%	.51%	(7.30)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.19% H	.98%	.99%	1.36%	1.63% H
Expenses net of fee waivers, if any	.70 % H	.70%	.70%	.70%	.75% H
Expenses net of all reductions, if any	.70% H	.70%	.70%	.70%	.75% H
Net investment income (loss)	4.71% H	4.73%	4.97%	5.12%	2.98% H
Supplemental Data
Net assets, end of period (000 omitted)	$15,664	$17,434	$24,960	$17,403	$16,048
Portfolio turnover rate I	17 % H	30%	32%	39%	96% H

AFor the period February 10, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Tactical Bond Fund Class I

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.89	$9.00	$8.74	$9.15	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.210	.420	.434	.449	.156
Net realized and unrealized gain (loss)	.163	(.135)	.232	(.408)	(.884)
Total from investment operations	.373	.285	.666	.041	(.728)
Distributions from net investment income	(.223)	(.395)	(.406)	(.451)	(.122)
Total distributions	(.223)	(.395)	(.406)	(.451)	(.122)
Net asset value, end of period	$9.04	$8.89	$9.00	$8.74	$9.15
Total Return D,E	4.24%	3.30%	7.86%	.50%	(7.30)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.26% H	1.10%	1.11%	1.30%	1.64% H
Expenses net of fee waivers, if any	.70 % H	.70%	.70%	.70%	.75% H
Expenses net of all reductions, if any	.70% H	.70%	.70%	.70%	.75% H
Net investment income (loss)	4.71% H	4.73%	4.97%	5.12%	2.98% H
Supplemental Data
Net assets, end of period (000 omitted)	$3,238	$3,404	$8,346	$7,398	$2,924
Portfolio turnover rate I	17 % H	30%	32%	39%	96% H

AFor the period February 10, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Tactical Bond Fund Class Z

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.90	$9.00	$8.74	$9.15	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.214	.425	.441	.459	.161
Net realized and unrealized gain (loss)	.153	(.122)	.233	(.410)	(.884)
Total from investment operations	.367	.303	.674	.049	(.723)
Distributions from net investment income	(.227)	(.403)	(.414)	(.459)	(.127)
Total distributions	(.227)	(.403)	(.414)	(.459)	(.127)
Net asset value, end of period	$9.04	$8.90	$9.00	$8.74	$9.15
Total Return D,E	4.17%	3.50%	7.95%	.59%	(7.25)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.16% H	.96%	1.00%	1.29%	1.62% H
Expenses net of fee waivers, if any	.61 % H	.61%	.61%	.61%	.66% H
Expenses net of all reductions, if any	.61% H	.61%	.61%	.61%	.66% H
Net investment income (loss)	4.80% H	4.82%	5.06%	5.21%	3.07% H
Supplemental Data
Net assets, end of period (000 omitted)	$14,742	$15,357	$14,103	$6,265	$2,620
Portfolio turnover rate I	17 % H	30%	32%	39%	96% H

AFor the period February 10, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Tactical Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Tactical Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Restricted Securities	0.01%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
			Delayed Delivery & When Issued Securities Foreign Securities Futures Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Foreign Securities Forward Foreign Currency Contracts Futures Restricted Securities Swaps	0.01%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,364,414
Gross unrealized depreciation	(706,381)
Net unrealized appreciation (depreciation)	$658,033
Tax cost	$43,844,150

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,553,792)
Long-term	(1,180,005)
Total capital loss carryforward	$(2,733,797)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Tactical Bond Fund	1,780,478	6,474,194
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.68
Class M	.71
Class C	.71
Fidelity Tactical Bond Fund	.63
Class I	.71
Class Z	.61

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.69
Class M	.72
Class C	.72
Fidelity Tactical Bond Fund	.63
Class I	.72
Class Z	.62

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	5,904	3,795
Class M	- %	.25%	3,646	3,282
Class C	.75%	.25%	14,964	13,325
			24,514	20,402

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	496

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Tactical Bond Fund	26

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.95%	12,781
Class M	.95%	8,278
Class C	1.70%	8,589
Fidelity Tactical Bond Fund	.70%	38,815
Class I	.70%	9,294
Class Z	.61%	40,046
		117,803

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $196.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2026	Year ended August 31, 2025
Fidelity Tactical Bond Fund
Distributions to shareholders
Class A	$111,733	$171,603
Class M	68,863	115,824
Class C	59,501	96,075
Fidelity Tactical Bond Fund	399,046	1,043,377
Class I	82,038	265,577
Class Z	368,022	674,707
Total	$1,089,203	$2,367,163
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2026	Year ended August 31, 2025	Six months ended February 28, 2026	Year ended August 31, 2025
Fidelity Tactical Bond Fund
Class A
Shares sold	91,232	98,102	$819,317	$864,142
Reinvestment of distributions	12,433	19,421	111,560	171,415
Shares redeemed	(55,421)	(62,722)	(497,606)	(553,101)
Net increase (decrease)	48,244	54,801	$433,271	$482,456
Class M
Shares sold	3,111	38,161	$28,000	$335,048
Reinvestment of distributions	7,674	13,081	68,863	115,460
Shares redeemed	(493)	(35,548)	(4,435)	(314,637)
Net increase (decrease)	10,292	15,694	$92,428	$135,871
Class C
Shares sold	6,030	34,576	$54,190	$308,337
Reinvestment of distributions	6,633	10,893	59,501	96,074
Shares redeemed	(2,861)	(346)	(25,760)	(3,048)
Net increase (decrease)	9,802	45,123	$87,931	$401,363
Fidelity Tactical Bond Fund
Shares sold	162,680	337,045	$1,461,020	$2,980,840
Reinvestment of distributions	39,728	96,491	356,517	851,712
Shares redeemed	(429,425)	(1,247,608)	(3,849,221)	(11,037,665)
Net increase (decrease)	(227,017)	(814,072)	$(2,031,684)	$(7,205,113)
Class I
Shares sold	13,192	96,529	$118,755	$848,119
Reinvestment of distributions	9,065	30,043	81,362	265,172
Shares redeemed	(46,607)	(671,528)	(418,117)	(5,926,747)
Net increase (decrease)	(24,350)	(544,956)	$(218,000)	$(4,813,456)
Class Z
Shares sold	129,491	395,037	$1,163,660	$3,475,465
Reinvestment of distributions	16,175	34,603	145,201	305,416
Shares redeemed	(241,079)	(270,646)	(2,168,425)	(2,376,309)
Net increase (decrease)	(95,413)	158,994	$(859,564)	$1,404,572
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Tactical Bond Fund	46
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Tactical Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by Fidelity under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity regarding securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the representative class of the fund (the retail class), the Board considered the effective management fee rate for the retail class from March 2024 to December 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) for the retail class of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the management fee rate of the retail class of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund's retail class ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the total expenses for Class C of the fund ranked in the 3rd quartile of the total peer group. The Board noted that Class C has a 1.00% 12b-1 fee, while Lipper's level load definition is broad and includes both traditionally priced (1.00%) 12b-1 fee classes and funds without sales loads that have relatively lower distribution and service fees. The Board considered that, when excluding 12b-1 fees, the fund was below median.
The Board also considered that the total expenses for Class I of the fund ranked in the 3rd quartile of the total peer group. The Board noted that Lipper categorizes Class I as institutional load, but Fidelity's Class I has no investment minimum, unlike many institutional load funds. The Board further noted that Lipper's institutional load classification includes classes with a range of investment minimums, 12b-1 fees and distribution methods, and that funds with higher investment minimums tend to have lower total expenses. In information provided to the Board, Fidelity stated that it believes Class I is generally more comparable to retail no-load funds and classes, which tend to have similar investment minimums.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.95%, 0.95%, 1.70%, 0.70%, 0.61% and 0.70% through December 31, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9904497.104
TBF-SANN-0426
Fidelity® Sustainable Core Plus Bond Fund

Semi-Annual Report
February 28, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Sustainable Core Plus Bond Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 5.5%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 1.7%
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0176% 10/20/2037 (c)(e)(k)	250,000	250,788
Ares Lxx Clo Ltd / Ares Lxx Clo LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.918% 1/25/2039 (c)(e)(k)	250,000	250,138
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0176% 10/20/2037 (c)(e)(k)	250,000	250,606
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0276% 7/18/2037 (c)(e)(k)	250,000	250,250
TOTAL BAILIWICK OF JERSEY		1,001,782
GRAND CAYMAN (UK OVERSEAS TER) - 3.6%
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0076% 7/17/2037 (c)(e)(k)	250,000	250,788
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.1711% 4/16/2037 (c)(e)(k)	250,000	250,308
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 4.9596% 4/25/2034 (c)(e)(k)	250,000	250,307
Benefit Str Partners Clo Xxxiii Ltd / Benefit Str Partners Clo Xxxiii LLC Series 2026-33A Class AR, CME Term SOFR 3 month Index + 1.19%, 4.8542% 1/25/2039 (c)(e)(k)	250,000	250,443
CIFC Funding Ltd Series 2026-1A Class A1, CME Term SOFR 3 month Index + 1.17%, 0% 4/25/2039 (b)(c)(e)(k)	250,000	250,046
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.8222% 4/15/2038 (c)(e)(k)	100,000	100,022
Ocp Aegis Clo Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.8574% 1/21/2038 (c)(e)(k)	250,000	250,289
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.029% 2/20/2038 (c)(e)(k)	250,000	249,819
RR 28 LTD / RR 28 LLC Series 2024-28RA Class A1R, CME Term SOFR 3 month Index + 1.55%, 5.2222% 4/15/2037 (c)(e)(k)	250,000	250,463
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		2,102,485
MULTI-NATIONAL - 0.2%
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.8476% 4/20/2038 (c)(e)(k)	150,000	150,173
TOTAL ASSET-BACKED SECURITIES (Cost $3,247,620)		3,254,440

Bank Loan Obligations - 0.7%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 13% 6/30/2026 (c)(d)(e)(h)	1,370	1,370
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 5.375%, 9.0472% 5/14/2029 (c)(d)(e)	758	754
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5472% 5/31/2031 (c)(d)(e)	6,820	6,826

TOTAL FRANCE		7,580
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.6722% 10/31/2027 (c)(d)(e)	995	731
NETHERLANDS - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9336% 8/30/2028 (c)(d)(e)	10,057	4,224
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 11/18/2030 (c)(d)(e)(g)	5,000	4,475
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (c)(d)(e)	7,944	7,103

TOTAL SWITZERLAND		11,578
UNITED STATES - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.677% 10/3/2031 (c)(d)(e)	1,106	785
Connect Holdings LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9224% 4/3/2031 (c)(d)(e)	12,000	10,860
TOTAL COMMUNICATION SERVICES		11,645
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Saks Global Enterprises LLC Tranche SECOND OUT ROLL-UP DIP 1LN, term loan CME Term SOFR 1 month Index + 12.5%, 16.1556% 7/15/2026 (c)(d)(e)	1,322	396
Hotels, Restaurants & Leisure - 0.1%
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 10/31/2031 (c)(d)(e)	4,958	4,834
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9336% 6/1/2028 (c)(d)(e)	8,977	8,336
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9285% 12/30/2026 (c)(d)(e)	24,674	23,712
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.4285% 12/30/2026 (c)(d)(e)	987	955
		37,837
Household Durables - 0.0%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.023% 6/29/2028 (c)(d)(e)	8,991	8,319
Specialty Retail - 0.0%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.527% 6/6/2031 (c)(d)(e)	4,923	4,051
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 2/19/2033 (c)(d)(e)(g)	5,000	4,758
SGUS LLC 1LN, term loan 16.1597% 7/15/2026 (c)(d)	1,347	404
SGUS LLC Tranche FIRST OUT DIP FINAL 1LN, term loan CME Term SOFR 1 month Index + 10%, 14.6597% 7/15/2026 (c)(d)(e)	3,668	3,375
SGUS LLC Tranche FIRST OUT DIP FINAL, term loan 14.677% 7/7/2026 (c)(d)	1,530	1,408
SGUS LLC Tranche THIRD OUT 1LN, term loan CME Term SOFR 1 month Index + 8%, 13.6597% 7/15/2026 (c)(d)(e)(h)	3,114	316
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.4136% 9/4/2029 (c)(d)(e)	9,862	8,802
		23,114
TOTAL CONSUMER DISCRETIONARY		69,666
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6719% 9/20/2030 (c)(d)(e)	4,988	4,888
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (c)(d)(e)(h)(i)	1,192	0
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (c)(d)(e)(h)(i)	345	0
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 1%, 13.2597% 3/30/2026 (c)(d)(e)(h)	3,017	3,017
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 13.2643% 3/30/2026 (c)(d)(e)(h)	4,021	1,991
		5,008
TOTAL CONSUMER STAPLES		9,896
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (c)(d)(e)(i)	41,845	19,860
Financials - 0.0%
Insurance - 0.0%
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.427% 2/23/2033 (c)(d)(e)	10,000	9,817
Health Care - 0.1%
Health Care Providers & Services - 0.0%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.6719% 6/28/2029 (c)(d)(e)(h)	1,833	1,429
ModivCare Inc Tranche EXIT 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6898% 12/29/2030 (c)(d)(e)	1,716	1,579
Team Public Choices LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 1/31/2033 (c)(d)(e)(g)	5,000	4,679
		7,687
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.923% 10/8/2030 (c)(d)(e)	51,757	50,349
TOTAL HEALTH CARE		58,036
Industrials - 0.2%
Aerospace & Defense - 0.0%
OneSky Flight LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4097% 2/4/2033 (c)(d)(e)	5,000	4,981
Building Products - 0.0%
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.2847% 8/1/2028 (c)(d)(e)	1,990	1,433
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0097% 4/12/2028 (c)(d)(e)	21,974	16,049
		17,482
Commercial Services & Supplies - 0.2%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1719% 2/15/2031 (c)(d)(e)	2,992	2,442
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1636% 8/1/2030 (c)(d)(e)	16,834	14,351
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.671% 9/4/2030 (c)(d)(e)	30,649	23,676
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.101% 9/4/2030 (c)(d)(e)(h)	5,216	5,318
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7602% 2/3/2033 (c)(d)(e)	10,000	9,403
		55,190
Machinery - 0.0%
Columbus McKinnon Corp/NY Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1602% 2/3/2033 (c)(d)(e)	5,000	4,981
TOTAL INDUSTRIALS		82,634
Information Technology - 0.1%
IT Services - 0.1%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4338% 2/12/2029 (c)(d)(e)	1,000	815
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9338% 2/10/2028 (c)(d)(e)	4,926	4,252
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (c)(d)(e)	25,933	25,987
		31,054
Software - 0.0%
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (c)(d)(e)	9,975	10,333
TOTAL INFORMATION TECHNOLOGY		41,387
Materials - 0.2%
Chemicals - 0.2%
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5227% 11/24/2028 (c)(d)(e)	3,000	2,685
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7727% 11/24/2027 (c)(d)(e)	5,000	4,788
American Rock Salt Co LLC 1LN, term loan 2% 6/12/2028 (c)(d)(f)	124	124
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.7875% 6/9/2028 (c)(d)(e)	980	880
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 7%, 10.7875% 6/12/2028 (c)(d)(e)	473	474
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4192% 10/4/2029 (c)(d)(e)	13,000	12,735
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.6969% 7/3/2028 (c)(d)(e)	24,848	22,132
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.677% 3/15/2029 (c)(d)(e)	10,827	10,609
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.2105% 3/15/2030 (c)(d)(e)	2,853	2,677
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1724% 9/30/2031 (c)(d)(e)	8,985	6,986
		64,090
Containers & Packaging - 0.0%
BradyPlus Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1898% 12/29/2032 (c)(d)(e)	10,000	9,906
TOTAL MATERIALS		73,996
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 6/4/2032 (c)(d)(e)	8,870	8,863
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 5.4615% 6/4/2032 (c)(d)(e)(f)	1,130	1,129
TOTAL UTILITIES		9,992
TOTAL UNITED STATES		386,929
TOTAL BANK LOAN OBLIGATIONS (Cost $440,324)		412,412

Commercial Mortgage Securities - 0.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.9%
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 3/15/2043 (c)(e)(k)	100,000	100,063
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.8035% 3/15/2030 (c)(e)(k)	73,201	73,109
BXHPP Trust Series 2021-FILM Class A, CME Term SOFR 1 month Index + 0.7645%, 4.4245% 8/15/2036 (c)(e)(k)	250,000	237,500
DC Commercial Mortgage Trust Series 2023-DC Class A, 6.3143% 9/12/2040 (k)	100,000	103,018
TOTAL UNITED STATES		513,690
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $518,619)		513,690

Common Stocks - 0.0%
	Shares	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (h)	337	6,125
Altice France Holding SA rights (h)(j)(k)	10	112

TOTAL FRANCE		6,237
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (h)(j)	268	2,262
Cano Health LLC warrants 6/28/2029 (h)(j)	29	40
ModivCare Inc (h)	223	1,254

TOTAL UNITED STATES		3,556
TOTAL COMMON STOCKS (Cost $19,414)		9,793

Convertible Corporate Bonds - 0.2%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 2.75% 12/15/2030 (k)	6,000	6,321
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 3.125% 3/15/2030	7,000	4,679
UNITED STATES - 0.2%
Communication Services - 0.1%
Media - 0.1%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (c)	10,014	35,374
Financials - 0.0%
Financial Services - 0.0%
Redfin Corp 0.5% 4/1/2027	20,000	19,100
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	3,000	5,219
ON Semiconductor Corp 0% 5/1/2027 (m)	5,000	6,733
Wolfspeed Inc 2.5% 6/15/2031	1,000	1,690
Wolfspeed Inc 2.5% 6/15/2031 (k)	1,000	1,690
		15,332
Software - 0.1%
Riot Platforms Inc 0.75% 1/15/2030	10,000	13,566
Terawulf Inc 0% 5/1/2032 (k)(m)	8,000	8,773
		22,339
TOTAL INFORMATION TECHNOLOGY		37,671
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	8,000	8,550
TOTAL UNITED STATES		100,695
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $77,304)		111,695

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Whirlpool Corp Series A, 8.5%	146	7,170
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (h)	282	7,947
Information Technology - 0.0%
Software - 0.0%
Oracle Corp Series D 6.5%	183	8,394
TOTAL UNITED STATES		23,511
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $23,293)		23,511

Foreign Government and Government Agency Obligations - 0.7%
		Principal Amount (a)	Value ($)
GERMANY - 0.0%
German Federal Republic 2.5% 2/15/2035 (o)	EUR	5,000	5,877
German Federal Republic 2.6% 8/15/2035 (o)	EUR	29,000	34,228
TOTAL GERMANY			40,105
MEXICO - 0.4%
United Mexican States 3.5% 2/12/2034		250,000	218,875
UNITED KINGDOM - 0.3%
United Kingdom of Great Britain and Northern Ireland 0.875% 7/31/2033 (o)	GBP	30,000	32,307
United Kingdom of Great Britain and Northern Ireland 4.25% 6/7/2032 (o)	GBP	29,000	39,957
United Kingdom of Great Britain and Northern Ireland 4.25% 7/31/2034 (o)	GBP	60,000	81,346
TOTAL UNITED KINGDOM			153,610
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $389,789)			412,590

Non-Convertible Corporate Bonds - 30.4%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Mineral Resources Ltd 8% 11/1/2027 (k)		8,000	8,176
Mineral Resources Ltd 8.5% 5/1/2030 (k)		31,000	32,070

TOTAL AUSTRALIA			40,246
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (k)		8,000	6,460
BRAZIL - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% (i)(k)		19,000	3,563
Materials - 0.0%
Metals & Mining - 0.0%
ERO Copper Corp 6.5% 2/15/2030 (k)		25,000	25,125
TOTAL BRAZIL			28,688
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.5% 10/2/2030 (k)		10,000	10,013
CANADA - 0.5%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
TELUS Corp 3.4% 5/13/2032		130,000	121,552
TELUS Corp 6.625% 10/15/2055 (c)		4,000	4,130
TELUS Corp 7% 10/15/2055 (c)		2,000	2,111
TOTAL COMMUNICATION SERVICES			127,793
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (k)		4,000	3,841
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (k)		14,000	14,248
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (k)		4,000	4,114
			22,203
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (k)		4,000	4,025
TOTAL CONSUMER DISCRETIONARY			26,228
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc 3.625% 5/13/2051 (k)		150,000	109,708
Materials - 0.0%
Metals & Mining - 0.0%
Hudbay Minerals Inc 6.125% 4/1/2029 (k)		7,000	7,055
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
TransAlta Corp 5.875% 2/1/2034		8,000	8,050
TransAlta Corp 6.5% 3/15/2040		5,000	5,049
TOTAL UTILITIES			13,099
TOTAL CANADA			283,883
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd 5.75% (i)(k)		32,000	9,440
FINLAND - 0.4%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (k)		10,000	10,434
Financials - 0.2%
Banks - 0.2%
Nordea Bank Abp 3.625% 3/15/2034 (o)	EUR	100,000	120,689
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Citycon Treasury BV 5% 3/11/2030 (o)	EUR	100,000	114,824
TOTAL FINLAND			245,947
FRANCE - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA 6.5% 4/15/2032 (k)		27,439	26,278
Altice France SA 6.875% 10/15/2030 (k)		3,811	3,694
Altice France SA 6.875% 7/15/2032 (k)		762	732
TOTAL COMMUNICATION SERVICES			30,704
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Forvia SE 6.75% 9/15/2033 (k)		15,000	15,414
Financials - 0.6%
Banks - 0.6%
BNP Paribas SA 4.042% 1/10/2032 (c)(o)	EUR	100,000	122,594
Societe Generale SA 5.5% 4/13/2029 (c)(k)		200,000	205,226
TOTAL FINANCIALS			327,820
TOTAL FRANCE			373,938
GERMANY - 0.7%
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Deutsche Post AG 3.75% 11/25/2037 (o)	EUR	20,000	23,936
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Vonovia SE 0.625% 3/24/2031 (o)	EUR	100,000	104,811
Utilities - 0.5%
Electric Utilities - 0.2%
EnBW International Finance BV 3.85% 5/23/2030 (o)	EUR	100,000	123,315
Independent Power and Renewable Electricity Producers - 0.3%
RWE Finance US LLC 5.125% 9/18/2035 (k)		150,000	150,377
TOTAL UTILITIES			273,692
TOTAL GERMANY			402,439
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 8.75% 10/1/2031 (k)		5,000	3,750
Tullow Oil PLC 10.25% 5/15/2026 (k)		15,000	13,296

TOTAL GHANA			17,046
HONG KONG - 0.3%
Financials - 0.3%
Insurance - 0.3%
AIA Group Ltd 3.375% 4/7/2030 (k)		200,000	196,581
IRELAND - 0.5%
Financials - 0.5%
Banks - 0.2%
AIB Group PLC 2.875% 5/30/2031 (c)(o)	EUR	100,000	118,223
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030		150,000	150,396
TOTAL IRELAND			268,619
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		5,000	4,962
ITALY - 0.8%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 5.125% 8/29/2031 (o)	EUR	100,000	130,277
Utilities - 0.6%
Electric Utilities - 0.2%
Enel Finance International NV 2.875% 4/11/2029 (o)	GBP	100,000	129,500
Gas Utilities - 0.4%
Snam SpA 5% 5/28/2030 (k)		200,000	205,675
TOTAL UTILITIES			335,175
TOTAL ITALY			465,452
JAPAN - 0.7%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
NTT Finance Corp 4.62% 7/16/2028 (k)		200,000	203,022
Financials - 0.3%
Banks - 0.3%
Sumitomo Mitsui Financial Group Inc 4.494% 1/15/2032 (c)		200,000	201,971
TOTAL JAPAN			404,993
LUXEMBOURG - 0.3%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (k)		17,000	11,793
Altice Financing SA 9.625% 7/15/2027 (k)		4,000	2,991
			14,784
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (k)		2,400	2,255
TOTAL COMMUNICATION SERVICES			17,039
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (k)		16,000	14,080
Real Estate - 0.3%
Industrial REITs - 0.3%
Prologis International Funding II SA 4.375% 7/1/2036 (o)	EUR	100,000	123,465
TOTAL LUXEMBOURG			154,584
MULTI-NATIONAL - 0.1%
Financials - 0.1%
Banks - 0.1%
European Investment Bank 0.5% 11/13/2037	EUR	50,000	44,676
NETHERLANDS - 0.6%
Financials - 0.4%
Banks - 0.4%
Cooperatieve Rabobank UA 1.125% 5/7/2031 (o)	EUR	100,000	107,307
ING Groep NV 4.5% 5/23/2029 (c)(o)	EUR	100,000	122,657
TOTAL FINANCIALS			229,964
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031		140,000	128,225
TOTAL NETHERLANDS			358,189
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (k)		6,000	5,970
IHS Holding Ltd 6.25% 11/29/2028 (k)		1,000	1,003
IHS Holding Ltd 8.25% 11/29/2031 (k)		14,000	14,911

TOTAL NIGERIA			21,884
NORWAY - 0.2%
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA 0.25% 2/23/2029 (c)(o)	EUR	100,000	112,744
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Volcan Cia Minera SAA 8.5% 10/28/2032 (k)		5,000	5,230
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (k)		17,000	16,408
SPAIN - 0.2%
Utilities - 0.2%
Electric Utilities - 0.2%
Iberdrola Finanzas SA 3% 9/30/2031 (o)	EUR	100,000	118,662
SWITZERLAND - 0.2%
Financials - 0.2%
Insurance - 0.2%
Swiss Re Finance Luxembourg SA 2.534% 4/30/2050 (c)(o)	EUR	100,000	114,889
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (k)		9,000	7,785
Consolidated Energy Finance SA 5.625% 10/15/2028 (k)		2,000	1,680
Consolidated Energy Finance SA 6.5% 5/15/2026 (k)		18,000	17,872
TOTAL MATERIALS			27,337
TOTAL SWITZERLAND			142,226
UNITED KINGDOM - 2.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Compass Group PLC 3.25% 9/16/2033 (o)	EUR	100,000	118,189
Consumer Staples - 0.2%
Household Products - 0.2%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/2033 (o)	EUR	100,000	122,749
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (k)		21,000	22,576
Financials - 0.9%
Banks - 0.9%
Barclays PLC 4.219% 5/24/2030 (c)		200,000	200,044
Lloyds Banking Group PLC 3.875% 5/14/2032 (c)(o)	EUR	100,000	122,170
NatWest Group PLC 2.057% 11/9/2028 (c)(o)	GBP	100,000	130,179
TOTAL FINANCIALS			452,393
Health Care - 0.2%
Pharmaceuticals - 0.2%
Astrazeneca Finance LLC 1.75% 5/28/2028		140,000	134,032
Utilities - 0.7%
Electric Utilities - 0.4%
NGG Finance PLC 2.125% 9/5/2082 (c)(o)	EUR	100,000	116,506
SSE PLC 4% 9/5/2031 (o)	EUR	100,000	124,016
			240,522
Independent Power and Renewable Electricity Producers - 0.1%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (k)		61,000	60,820
Water Utilities - 0.2%
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (o)	GBP	100,000	130,133
TOTAL UTILITIES			431,475
TOTAL UNITED KINGDOM			1,281,414
UNITED STATES - 22.0%
Communication Services - 1.4%
Diversified Telecommunication Services - 0.7%
APLD ComputeCo LLC 9.25% 12/15/2030 (k)		21,000	22,041
Black Pearl Compute LLC 6.125% 2/15/2031 (k)		5,000	5,117
Cablevision Lightpath LLC 3.875% 9/15/2027 (k)		1,000	999
Cablevision Lightpath LLC 5.625% 9/15/2028 (k)		3,000	2,998
Connect Holdings LLC 10.5% 4/3/2031 (k)		5,000	4,835
Flash Compute LLC 7.25% 12/31/2030 (k)		10,000	10,236
Level 3 Financing Inc 3.625% 1/15/2029 (k)		4,000	3,760
Level 3 Financing Inc 3.75% 7/15/2029 (k)		8,000	7,416
Level 3 Financing Inc 4.25% 7/1/2028 (k)		2,000	1,928
Level 3 Financing Inc 6.875% 6/30/2033 (k)		10,000	10,357
Level 3 Financing Inc 7% 3/31/2034 (k)		15,000	15,593
Level 3 Financing Inc 8.5% 1/15/2036 (k)		25,000	26,030
Lumen Technologies Inc 4.5% 1/15/2029 (k)		1,000	952
Verizon Communications Inc 5.05% 5/9/2033		250,000	259,315
WULF Compute LLC 7.75% 10/15/2030 (k)		11,000	11,649
			383,226
Entertainment - 0.2%
Walt Disney Co/The 2.65% 1/13/2031		140,000	132,592
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/1/2033 (k)		2,000	1,992
Snap Inc 6.875% 3/15/2034 (k)		5,000	4,985
			6,977
Media - 0.5%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (k)		7,000	5,740
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (k)		33,000	28,746
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (k)		4,000	3,720
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (k)		5,000	5,112
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 2/1/2036 (k)		5,000	5,075
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029		10,000	10,156
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		22,000	23,058
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		12,000	12,762
Charter Communications Operating LLC / Charter Communications Operating Capital 6.7% 12/1/2055		100,000	97,535
CMG Media Corp 8.875% 6/18/2029 (k)		1,000	873
CSC Holdings LLC 3.375% 2/15/2031 (k)		27,000	16,094
CSC Holdings LLC 4.125% 12/1/2030 (k)		10,000	6,101
CSC Holdings LLC 4.5% 11/15/2031 (k)		5,000	3,001
CSC Holdings LLC 4.625% 12/1/2030 (k)		7,000	2,591
Discovery Communications LLC 6.35% 6/1/2040		2,000	1,628
DISH DBS Corp 5.25% 12/1/2026 (k)		7,000	6,799
DISH DBS Corp 7.375% 7/1/2028		4,000	3,859
DISH DBS Corp 7.75% 7/1/2026		14,000	13,827
EW Scripps Co/The 9.875% 8/15/2030 (k)		5,000	5,021
Univision Communications Inc 8.5% 7/31/2031 (k)		33,000	33,772
			285,470
TOTAL COMMUNICATION SERVICES			808,265
Consumer Discretionary - 1.9%
Automobile Components - 0.0%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (k)		5,000	5,089
American Axle & Manufacturing Inc 7.75% 10/15/2033 (k)		5,000	5,081
Cooper-Standard Automotive Inc 9.25% 3/1/2031 (b)(k)		5,000	5,014
			15,184
Automobiles - 0.2%
General Motors Co 5.4% 10/15/2029		40,000	41,620
General Motors Financial Co Inc 4.2% 10/27/2028		52,000	52,199
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (k)		8,000	7,566
			101,385
Broadline Retail - 0.1%
GrubHub Holdings Inc 13% 7/31/2030 pay-in-kind (k)		2,690	1,799
Saks Global Enterprises LLC 11% (i)(k)		1	0
Saks Global Enterprises LLC 11% (h)(i)(k)		2,937	0
Wayfair LLC 6.75% 11/15/2032 (k)		8,000	8,154
Wayfair LLC 7.25% 10/31/2029 (k)		44,000	45,472
Wayfair LLC 7.75% 9/15/2030 (k)		9,000	9,464
			64,889
Diversified Consumer Services - 0.0%
Sotheby's 7.375% 10/15/2027 (k)		19,000	18,884
Sotheby's/Bidfair Holdings Inc 5.875% 6/1/2029 (k)		5,000	4,811
StoneMor Inc 8.5% 5/15/2029 (k)		13,000	12,610
			36,305
Hotels, Restaurants & Leisure - 0.2%
Acushnet Co 5.625% 12/1/2033 (k)		3,000	3,053
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (k)		5,000	4,606
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (k)		19,000	17,703
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (k)		5,000	5,053
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (k)		20,000	20,473
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (k)		7,000	7,205
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (k)		7,000	7,237
Light & Wonder International Inc 6.25% 10/1/2033 (k)		15,000	15,065
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (k)		7,000	5,185
NCL Corp Ltd 5.875% 1/15/2031 (k)		10,000	10,103
NCL Corp Ltd 6.25% 9/15/2033 (k)		10,000	10,094
			105,777
Household Durables - 0.2%
Beazer Homes USA Inc 7.5% 3/15/2031 (k)		17,000	17,491
LGI Homes Inc 7% 11/15/2032 (k)		26,000	25,489
TopBuild Corp 5.625% 1/31/2034 (k)		20,000	20,171
Tri Pointe Homes Inc 5.7% 6/15/2028		2,000	2,031
Whirlpool Corp 5.75% 3/1/2034		7,000	6,647
Whirlpool Corp 6.125% 6/15/2030		9,000	9,040
Whirlpool Corp 6.5% 6/15/2033		52,000	51,893
			132,762
Leisure Products - 0.2%
Mattel Inc 5% 11/17/2030		99,000	100,520
Specialty Retail - 0.8%
Advance Auto Parts Inc 7.375% 8/1/2033 (k)		5,000	5,124
Carvana Co 4.875% 9/1/2029 (k)		5,000	4,550
Carvana Co 9% 6/1/2030 pay-in-kind (c)(k)		3,383	3,522
Carvana Co 9% 6/1/2031 pay-in-kind (c)(k)		7,816	8,572
Champions Financing Inc 8.75% 2/15/2029 (k)		13,000	12,325
Home Depot Inc/The 3.25% 4/15/2032		130,000	124,016
LBM Acquisition LLC 6.25% 1/15/2029 (k)		5,000	3,812
Lowe's Cos Inc 3.75% 4/1/2032		130,000	125,935
Michaels Cos Inc/The 11% 3/15/2034 (b)(k)		7,000	6,543
Michaels Cos Inc/The 7.875% 5/1/2029 (k)		10,000	10,045
Michaels Cos Inc/The 8.5% 3/15/2033 (b)(k)		7,000	6,809
Staples Inc 10.75% 9/1/2029 (k)		14,000	12,846
Staples Inc 12.75% 1/15/2030 (k)		7,271	5,111
TJX Cos Inc/The 3.875% 4/15/2030		120,000	120,101
			449,311
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry Inc 3.05% 3/15/2032		140,000	130,096
TOTAL CONSUMER DISCRETIONARY			1,136,229
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (k)		10,000	9,917
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (k)		5,000	5,034
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (k)		10,000	9,951
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (k)		7,000	7,218
Albertsons Cos Inc 5.625% 3/31/2032 (k)		5,000	5,020
C&S Group Enterprises LLC 5% 12/15/2028 (k)		10,000	9,454
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (k)		9,000	9,444
Performance Food Group Inc 4.25% 8/1/2029 (k)		6,000	5,887
Performance Food Group Inc 5.625% 3/1/2034 (k)		5,000	5,017
Performance Food Group Inc 6.125% 9/15/2032 (k)		3,000	3,079
US Foods Inc 5.75% 4/15/2033 (k)		2,000	2,039
			72,060
Food Products - 0.6%
General Mills Inc 2.25% 10/14/2031		290,000	260,263
Post Holdings Inc 4.625% 4/15/2030 (k)		8,000	7,831
Post Holdings Inc 6.25% 10/15/2034 (k)		7,000	7,149
Post Holdings Inc 6.25% 2/15/2032 (k)		7,000	7,201
Post Holdings Inc 6.375% 3/1/2033 (k)		19,000	19,340
Post Holdings Inc 6.5% 3/15/2036 (k)		5,000	5,086
			306,870
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (k)		12,000	12,251
TOTAL CONSUMER STAPLES			391,181
Energy - 0.5%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (k)		16,000	16,012
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (k)		4,000	4,163
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (k)		10,000	10,124
Kodiak Gas Services LLC 6.5% 10/1/2033 (k)		10,000	10,313
Kodiak Gas Services LLC 6.75% 10/1/2035 (k)		5,000	5,224
Oceaneering International Inc 6% 2/1/2028		20,000	20,349
			66,185
Oil, Gas & Consumable Fuels - 0.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (k)		10,000	10,152
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 7/1/2034 (k)		10,000	10,156
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 2/15/2031 (k)		5,000	5,327
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (k)		15,000	15,588
CNX Midstream Partners LP 4.75% 4/15/2030 (k)		24,000	23,406
CNX Resources Corp 7.25% 3/1/2032 (k)		12,000	12,583
CNX Resources Corp 7.375% 1/15/2031 (k)		7,000	7,260
Energy Transfer LP 6.5% 2/15/2056 (c)		5,000	5,052
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		13,000	13,128
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (k)		5,000	5,173
Kinetik Holdings LP 6.625% 12/15/2028 (k)		19,000	19,587
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		39,000	38,427
Sunoco LP 5.375% 7/15/2031 (b)(k)		5,000	5,012
Sunoco LP 5.625% 3/15/2031 (k)		5,000	5,043
Sunoco LP 5.625% 7/15/2034 (b)(k)		5,000	4,999
Sunoco LP 5.875% 3/15/2034 (k)		5,000	5,020
Sunoco LP 6.25% 7/1/2033 (k)		7,000	7,209
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (k)		33,000	33,351
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (k)		5,000	5,139
Targa Resources Corp 4.35% 4/15/2031		15,000	15,001
			246,613
TOTAL ENERGY			312,798
Financials - 6.2%
Banks - 2.3%
Bank of America Corp 2.687% 4/22/2032 (c)		70,000	64,815
Bank of America Corp 4.456% 2/6/2032 (c)		100,000	100,748
Bank of America Corp 4.623% 5/9/2029 (c)		209,000	211,967
Bank of America Corp 5.015% 7/22/2033 (c)		168,000	172,936
Bank of America Corp 6.204% 11/10/2028 (c)		50,000	51,779
Citigroup Inc 4.91% 5/24/2033 (c)		90,000	91,853
Fifth Third Bancorp 4.895% 9/6/2030 (c)		50,000	51,045
JPMorgan Chase & Co 2.963% 1/25/2033 (c)		70,000	64,924
JPMorgan Chase & Co 4.255% 10/22/2031 (c)		150,000	150,448
JPMorgan Chase & Co 4.586% 4/26/2033 (c)		142,000	143,489
JPMorgan Chase & Co 4.912% 7/25/2033 (c)		28,000	28,709
JPMorgan Chase & Co 5.103% 4/22/2031 (c)		27,000	28,001
JPMorgan Chase & Co 5.572% 4/22/2036 (c)		33,000	34,896
Santander Holdings USA Inc 6.499% 3/9/2029 (c)		27,000	28,107
Truist Financial Corp 4.597% 1/27/2032 (c)		110,000	111,164
Western Alliance Bancorp 3% 6/15/2031 (c)		8,000	7,899
			1,342,780
Capital Markets - 2.0%
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (c)		109,000	101,136
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (c)		130,000	129,404
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (c)		69,000	69,426
HPS Corporate Lending Fund 5.45% 11/15/2030 (k)		113,000	111,041
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (k)		5,000	5,131
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (k)		12,000	11,410
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (k)		10,000	9,737
Morgan Stanley 2.943% 1/21/2033 (c)		70,000	64,475
Morgan Stanley 4.356% 10/22/2031 (c)		300,000	300,706
Morgan Stanley 4.493% 1/16/2032 (c)		41,000	41,238
Morgan Stanley 4.889% 7/20/2033 (c)		68,000	69,360
Morgan Stanley 5.192% 4/17/2031 (c)		25,000	25,898
Morgan Stanley 5.664% 4/17/2036 (c)		20,000	21,136
MSCI Inc 5.15% 3/15/2036		14,000	13,873
MSCI Inc 5.25% 9/1/2035		105,000	105,132
State Street Corp 3.031% 11/1/2034 (c)		130,000	124,233
			1,203,336
Consumer Finance - 0.4%
Ally Financial Inc 6.646% 1/17/2040 (c)		12,000	11,972
American Express Co 4.456% 2/10/2032 (c)		170,000	171,666
LFS Topco LLC 8.75% 7/15/2030 (k)		9,000	8,707
OneMain Finance Corp 6.125% 5/15/2030		10,000	10,040
OneMain Finance Corp 6.5% 3/15/2033		5,000	4,954
OneMain Finance Corp 6.625% 5/15/2029		7,000	7,146
OneMain Finance Corp 6.75% 9/15/2033		5,000	4,963
OneMain Finance Corp 7.125% 11/15/2031		7,000	7,157
OneMain Finance Corp 7.125% 9/15/2032		5,000	5,113
SLM Corp 6.5% 1/31/2030		4,000	4,062
			235,780
Financial Services - 0.2%
Block Inc 3.5% 6/1/2031		49,000	46,011
Block Inc 5.625% 8/15/2030 (k)		5,000	5,066
Block Inc 6% 8/15/2033 (k)		5,000	5,081
Block Inc 6.5% 5/15/2032		15,000	15,431
Clue Opco LLC 9.5% 10/15/2031 (k)		2,000	2,071
HA Sustainable Infrastructure Capital Inc 6% 3/15/2036 (b)		9,000	8,946
HA Sustainable Infrastructure Capital Inc 8% 6/1/2056 (c)		7,000	7,375
NFE Financing LLC 12% (i)(k)		16,548	5,982
Walker & Dunlop Inc 6.625% 4/1/2033 (k)		2,000	1,976
			97,939
Insurance - 1.2%
Asurion LLC and Asurion Co-Issuer Inc 8% 12/31/2032 (k)		14,000	14,704
Asurion LLC and Asurion Co-Issuer Inc 8.375% 2/1/2034 (k)		10,000	9,952
Equitable Financial Life Global Funding 1.3% 7/12/2026 (k)		200,000	198,046
Marsh & McLennan Cos Inc 2.375% 12/15/2031		210,000	189,402
MetLife Inc 5.3% 12/15/2034		110,000	114,437
RGA Global Funding 4.6% 11/25/2030 (k)		180,000	181,373
			707,914
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (k)		5,000	5,049
Starwood Property Trust Inc 3.625% 7/15/2026 (k)		2,000	1,988
Starwood Property Trust Inc 5.25% 10/15/2028 (k)		10,000	10,048
Starwood Property Trust Inc 5.75% 1/15/2031 (k)		5,000	5,052
Starwood Property Trust Inc 6% 4/15/2030 (k)		7,000	7,162
Starwood Property Trust Inc 6.5% 10/15/2030 (k)		12,000	12,506
Starwood Property Trust Inc 6.5% 7/1/2030 (k)		7,000	7,280
Starwood Property Trust Inc 7.25% 4/1/2029 (k)		12,000	12,575
			61,660
TOTAL FINANCIALS			3,649,409
Health Care - 1.9%
Biotechnology - 0.4%
Amgen Inc 3% 2/22/2029		260,000	253,739
Emergent BioSolutions Inc 3.875% 8/15/2028 (k)		10,000	8,744
			262,483
Health Care Providers & Services - 1.0%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (k)		7,000	7,226
Accendra Health Inc 6.625% 4/1/2030 (k)		24,000	11,547
AMN Healthcare Inc 4% 4/15/2029 (k)		12,000	11,429
CHS/Community Health Systems Inc 4.75% 2/15/2031 (k)		62,000	56,885
CHS/Community Health Systems Inc 5.25% 5/15/2030 (k)		6,000	5,765
CHS/Community Health Systems Inc 6.125% 4/1/2030 (k)		13,000	11,493
CHS/Community Health Systems Inc 9.75% 1/15/2034 (k)		5,000	5,269
CVS Health Corp 5% 9/15/2032		12,000	12,312
CVS Health Corp 6.75% 12/10/2054 (c)		55,000	57,210
CVS Health Corp 7% 3/10/2055 (c)		24,000	25,244
DaVita Inc 3.75% 2/15/2031 (k)		24,000	22,428
DaVita Inc 6.875% 9/1/2032 (k)		12,000	12,469
Encompass Health Corp 4.625% 4/1/2031		12,000	11,781
Humana Inc 3.7% 3/23/2029		130,000	127,824
Molina Healthcare Inc 3.875% 11/15/2030 (k)		15,000	13,664
Molina Healthcare Inc 6.25% 1/15/2033 (k)		25,000	24,593
Molina Healthcare Inc 6.5% 2/15/2031 (k)		17,000	17,054
National Mentor Holdings Inc 10.5% 12/15/2030 (k)		7,000	6,974
Pediatrix Medical Group Inc 5.375% 2/15/2030 (k)		14,000	13,909
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (c)(k)		1,152	1,077
TEAM Services Holding Inc 9% 2/15/2033 (k)		10,000	9,782
Tenet Healthcare Corp 5.5% 11/15/2032 (k)		30,000	30,373
Tenet Healthcare Corp 6% 11/15/2033 (k)		5,000	5,167
Tenet Healthcare Corp 6.125% 10/1/2028		47,000	47,108
Tenet Healthcare Corp 6.125% 6/15/2030		6,000	6,120
US Acute Care Solutions LLC 9.75% 5/15/2029 (k)		11,000	11,003
			565,706
Health Care Technology - 0.1%
IQVIA Inc 5% 10/15/2026 (k)		22,000	21,977
IQVIA Inc 5% 5/15/2027 (k)		19,000	18,958
IQVIA Inc 6.25% 6/1/2032 (k)		15,000	15,430
			56,365
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 4.25% 5/1/2028 (k)		45,000	44,401
Fortrea Holdings Inc 7.5% 7/1/2030 (k)		3,000	2,863
			47,264
Pharmaceuticals - 0.3%
Bausch Health Americas Inc 8.5% 1/31/2027 (k)		5,000	4,954
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (k)		1,000	981
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (k)		29,000	25,770
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (k)		3,000	2,910
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (k)		11,000	10,252
Zoetis Inc 2% 5/15/2030		140,000	129,326
			174,193
TOTAL HEALTH CARE			1,106,011
Industrials - 1.3%
Aerospace & Defense - 0.1%
ATI Inc 4.875% 10/1/2029		20,000	19,974
ATI Inc 7.25% 8/15/2030		7,000	7,332
TransDigm Inc 6% 1/15/2033 (k)		7,000	7,124
TransDigm Inc 6.125% 7/31/2034 (k)		5,000	5,079
TransDigm Inc 6.25% 1/31/2034 (k)		5,000	5,172
TransDigm Inc 6.375% 3/1/2029 (k)		12,000	12,315
TransDigm Inc 6.375% 5/31/2033 (k)		5,000	5,103
TransDigm Inc 6.75% 1/31/2034 (k)		5,000	5,189
			67,288
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (k)		6,000	6,259
Building Products - 0.3%
Advanced Drainage Systems Inc 5.375% 3/1/2034 (k)		5,000	5,038
Advanced Drainage Systems Inc 6.375% 6/15/2030 (k)		7,000	7,122
Builders FirstSource Inc 6.375% 3/1/2034 (k)		7,000	7,210
Builders FirstSource Inc 6.75% 5/15/2035 (k)		10,000	10,436
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (k)		5,000	3,775
Carrier Global Corp 2.493% 2/15/2027		130,000	128,355
Carrier Global Corp 5.9% 3/15/2034		3,000	3,246
Carrier Global Corp 6.2% 3/15/2054		2,000	2,200
Cornerstone Building Brands Inc 6.125% 1/15/2029 (k)		3,000	1,497
Cornerstone Building Brands Inc 9.5% 8/15/2029 (k)		5,000	3,635
			172,514
Commercial Services & Supplies - 0.2%
ADT Security Corp/The 5.875% 10/15/2033 (k)		15,000	15,245
Artera Services LLC 8.5% 2/15/2031 (k)		40,000	33,439
Brand Industrial Services Inc 10.375% 8/1/2030 (k)		20,000	18,677
Neptune Bidco US Inc 9.5% 2/15/2033 (k)		5,000	4,894
OT Midco Inc 10% 2/15/2030 (k)		7,000	2,972
Reworld Holding Corp 4.875% 12/1/2029 (k)		48,000	46,259
			121,486
Construction & Engineering - 0.0%
AECOM 6% 8/1/2033 (k)		10,000	10,218
Electrical Equipment - 0.0%
WESCO Distribution Inc 5.25% 4/15/2031 (k)		5,000	4,991
WESCO Distribution Inc 5.5% 4/15/2034 (k)		7,000	7,054
			12,045
Ground Transportation - 0.1%
Uber Technologies Inc 4.15% 1/15/2031		21,000	20,918
Uber Technologies Inc 4.8% 9/15/2035		16,000	15,927
			36,845
Industrial Conglomerates - 0.2%
Trane Technologies Financing Ltd 3.8% 3/21/2029		130,000	129,994
Machinery - 0.3%
Enpro Inc 6.125% 6/1/2033 (k)		4,000	4,128
Otis Worldwide Corp 2.565% 2/15/2030		140,000	132,272
Terex Corp 6.25% 10/15/2032 (k)		12,000	12,358
			148,758
Professional Services - 0.0%
Verisk Analytics Inc 4.45% 3/15/2031		7,000	7,034
Trading Companies & Distributors - 0.1%
Herc Holdings Inc 5.75% 3/15/2031 (k)		5,000	5,069
Herc Holdings Inc 6% 3/15/2034 (k)		5,000	5,027
Herc Holdings Inc 7% 6/15/2030 (k)		10,000	10,479
Herc Holdings Inc 7.25% 6/15/2033 (k)		5,000	5,285
United Rentals North America Inc 5.375% 11/15/2033 (k)		10,000	10,082
United Rentals North America Inc 6.125% 3/15/2034 (k)		7,000	7,332
			43,274
TOTAL INDUSTRIALS			755,715
Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 0.5%
Dell International LLC / EMC Corp 4.15% 2/15/2029		26,000	26,093
Dell International LLC / EMC Corp 4.5% 2/15/2031		43,000	43,209
Dell International LLC / EMC Corp 4.75% 10/6/2032		29,000	29,271
Dell International LLC / EMC Corp 5.1% 2/15/2036		50,000	50,184
Dell International LLC / EMC Corp 6.2% 7/15/2030		110,000	118,188
			266,945
IT Services - 0.1%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (k)		11,000	10,798
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (k)		10,000	9,829
CoreWeave Inc 9% 2/1/2031 (k)		17,000	16,403
CoreWeave Inc 9.25% 6/1/2030 (k)		10,000	9,794
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (k)		32,000	29,937
			76,761
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom Inc 4.2% 10/15/2030		62,000	62,348
Broadcom Inc 4.95% 1/15/2036		110,000	111,612
Entegris Inc 3.625% 5/1/2029 (k)		41,000	39,352
Entegris Inc 5.95% 6/15/2030 (k)		31,000	31,612
Micron Technology Inc 2.703% 4/15/2032		140,000	127,993
ON Semiconductor Corp 3.875% 9/1/2028 (k)		23,000	22,515
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (c)		2,129	1,577
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (c)(k)		1,410	1,507
			398,516
Software - 0.1%
Oracle Corp 3.6% 4/1/2040		28,000	21,159
Oracle Corp 4.55% 2/4/2029		10,000	10,019
Oracle Corp 4.95% 2/4/2031		2,000	1,996
Oracle Corp 5.35% 5/4/2033		10,000	10,034
Oracle Corp 5.7% 2/4/2036		2,000	2,001
Oracle Corp 6.55% 2/4/2046		2,000	1,949
Oracle Corp 6.7% 2/4/2056		2,000	1,939
Oracle Corp U.S. SOFR Averages Index + 1.11%, 4.777% 2/4/2029 (c)(e)		10,000	9,986
Rackspace Finance LLC 3.5% 5/15/2028 (k)		3,340	1,359
			60,442
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 4.125% 1/15/2031 (k)		8,000	7,619
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (k)		4,000	4,092
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (k)		5,000	5,146
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (k)		7,000	7,386
			24,243
TOTAL INFORMATION TECHNOLOGY			826,907
Materials - 0.6%
Chemicals - 0.5%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (c)(k)		9,852	8,522
Celanese US Holdings LLC 6.5% 4/15/2030		7,000	7,172
Celanese US Holdings LLC 6.75% 4/15/2033		12,000	12,304
Celanese US Holdings LLC 6.879% 7/15/2032 (c)		5,000	5,271
Celanese US Holdings LLC 7% 2/15/2031		7,000	7,211
Celanese US Holdings LLC 7.05% 11/15/2030 (c)		5,000	5,331
Celanese US Holdings LLC 7.2% 11/15/2033 (c)		3,000	3,223
Celanese US Holdings LLC 7.375% 2/15/2034		24,000	24,656
Chemours Co/The 4.625% 11/15/2029 (k)		40,000	37,888
Chemours Co/The 7.875% 3/15/2034 (b)(k)		5,000	4,994
GPD Cos Inc 12.5% 12/31/2029 pay-in-kind (k)		4,646	2,447
International Flavors & Fragrances Inc 2.3% 11/1/2030 (k)		74,000	67,483
Mativ Holdings Inc 8% 10/1/2029 (k)		7,000	6,908
Olin Corp 5% 2/1/2030		7,000	6,807
Olin Corp 6.625% 4/1/2033 (k)		29,000	28,318
Olympus Water US Holding Corp 6.75% 8/1/2032 (k)		20,000	19,688
Perimeter Holdings LLC 6.25% 1/15/2034 (k)		5,000	5,023
Tronox Inc 4.625% 3/15/2029 (k)		13,000	10,051
			263,297
Construction Materials - 0.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (k)		19,000	19,747
Quikrete Holdings Inc 6.75% 3/1/2033 (k)		7,000	7,276
			27,023
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (k)		27,000	25,770
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (k)		20,000	20,470
Crown Americas LLC / Crown Americas Capital Corp 5.875% 6/1/2033 (k)		10,000	10,274
			56,514
Metals & Mining - 0.0%
Commercial Metals Co 5.75% 11/15/2033 (k)		4,000	4,081
Commercial Metals Co 6% 12/15/2035 (k)		4,000	4,097
			8,178
TOTAL MATERIALS			355,012
Real Estate - 2.7%
Diversified REITs - 0.4%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (k)		5,000	4,725
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (k)		19,000	19,270
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (k)		5,000	5,071
WP Carey Inc 2.45% 2/1/2032		220,000	196,875
			225,941
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc 2% 5/18/2032		220,000	189,082
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		7,000	6,048
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		31,000	30,380
			225,510
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 5.75% 3/15/2034 (b)(k)		5,000	5,036
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (k)		5,000	5,194
			10,230
Industrial REITs - 0.3%
Prologis LP 2.875% 11/15/2029		200,000	192,770
Office REITs - 0.8%
Boston Properties LP 6.75% 12/1/2027		19,000	19,826
COPT Defense Properties LP 2% 1/15/2029		150,000	141,610
COPT Defense Properties LP 4.5% 10/15/2030		4,000	4,017
Hudson Pacific Properties LP 5.95% 2/15/2028		122,000	117,212
Kilroy Realty LP 2.5% 11/15/2032		220,000	184,453
			467,118
Real Estate Management & Development - 0.3%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (k)		2,400	2,426
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (k)		10,000	9,858
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (k)		5,000	5,387
CBRE Services Inc 2.5% 4/1/2031		140,000	127,729
Taylor Morrison Communities Inc 5.125% 8/1/2030 (k)		23,000	23,201
Taylor Morrison Communities Inc 5.75% 11/15/2032 (k)		5,000	5,166
			173,767
Retail REITs - 0.4%
Brixmor Operating Partnership LP 5.75% 2/15/2035		90,000	95,406
Phillips Edison Grocery Center Operating Partnership I LP 2.625% 11/15/2031		130,000	118,090
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033		14,000	14,024
Regency Centers LP 4.5% 3/15/2033		10,000	10,003
			237,523
Specialized REITs - 0.1%
American Tower Corp 4.7% 12/15/2032		66,000	66,759
TOTAL REAL ESTATE			1,599,618
Utilities - 3.4%
Electric Utilities - 1.9%
Consolidated Edison Co of New York Inc 3.35% 4/1/2030		190,000	185,400
DPL LLC/Ohio 4.35% 4/15/2029		38,000	37,428
Duke Energy Carolinas LLC 3.95% 11/15/2028		170,000	170,777
Edison International 4.8% 3/15/2031		5,000	4,997
Edison International 7.875% 6/15/2054 (c)		10,000	10,410
Edison International 8.125% 6/15/2053 (c)		12,000	12,474
Northern States Power Co/MN 2.25% 4/1/2031		210,000	192,419
NRG Energy Inc 5.75% 1/15/2034 (k)		15,000	15,205
NRG Energy Inc 5.75% 7/15/2029 (k)		20,000	20,035
NRG Energy Inc 6% 1/15/2036 (k)		15,000	15,265
NRG Energy Inc 6% 2/1/2033 (k)		7,000	7,169
NRG Energy Inc 6.25% 11/1/2034 (k)		7,000	7,239
Oncor Electric Delivery Co LLC 4.15% 6/1/2032		130,000	128,822
PG&E Corp 5% 7/1/2028		5,000	4,986
PG&E Corp 5.25% 7/1/2030		55,000	55,046
PG&E Corp 7.375% 3/15/2055 (c)		16,000	16,560
Wisconsin Electric Power Co 4.75% 9/30/2032		160,000	164,639
XPLR Infrastructure Operating Partners LP 4.5% 9/15/2027 (k)		2,000	1,991
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (k)		21,000	21,798
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (k)		20,000	20,737
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (k)		7,000	7,412
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (k)		9,000	9,526
			1,110,335
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp/The 2.45% 1/15/2031		228,000	211,423
AES Corp/The 6.95% 7/15/2055 (c)		5,000	4,831
Talen Energy Supply LLC 6.5% 2/1/2036 (k)		5,000	5,141
TerraForm Power Operating LLC 4.75% 1/15/2030 (k)		43,000	42,038
			263,433
Multi-Utilities - 1.1%
Dominion Energy Inc 2.25% 8/15/2031		220,000	198,621
NiSource Inc 1.7% 2/15/2031		230,000	203,896
NiSource Inc 5.35% 4/1/2034		70,000	73,070
Puget Energy Inc 4.224% 3/15/2032		190,000	185,702
			661,289
TOTAL UTILITIES			2,035,057
TOTAL UNITED STATES			12,976,202
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $17,703,005)			17,990,926

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 11.25% (l) (Cost $4,114)	46	4,600

Preferred Securities - 0.3%
		Principal Amount (a)	Value ($)
SPAIN - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Telefonica Europe BV 2.502% (c)(n)(o)	EUR	100,000	119,938
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.0%
BW Real Estate Inc 9.5% (c)(k)(n)		7,000	7,435
Citigroup Inc 6.5% (c)(n)		5,000	5,091
			12,526
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (c)(n)		25,000	24,973
Insurance - 0.0%
Alliant Holdings LP 10.5% (c)(h)(n)		2,056	2,076
TOTAL FINANCIALS			39,575
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 4.125% (c)(n)		15,000	15,003
TOTAL UNITED STATES			54,578
TOTAL PREFERRED SECURITIES (Cost $153,752)			174,516

U.S. Government Agency - Mortgage Securities - 17.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 17.5%
Fannie Mae 2.5% 6/1/2052	98,795	87,188
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	18,566	15,543
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	40,982	36,856
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	19,633	16,497
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	83,054	69,918
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	22,451	18,900
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	21,142	17,805
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	49,439	41,341
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	20,323	16,975
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	18,377	16,206
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	38,414	33,662
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	30,766	26,998
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	53,109	46,870
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	139,314	127,021
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	17,421	15,884
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	47,352	42,848
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	15,944	14,537
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	38,263	34,982
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	43,138	40,086
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	17,171	15,623
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	85,558	82,175
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	99,573	94,049
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	49,352	47,030
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	36,603	35,963
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	179,842	181,185
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	37,464	38,269
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2038	144,558	149,603
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2055	124,359	126,440
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	98,618	103,330
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	65,803	69,086
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	44,943	46,975
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	67,963	70,000
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	41,112	42,345
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	84,755	87,269
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	11,499	12,000
Freddie Mac Gold Pool 1.5% 4/1/2051	104,530	83,072
Freddie Mac Gold Pool 2% 1/1/2051	21,124	17,677
Freddie Mac Gold Pool 2% 11/1/2050	50,771	42,503
Freddie Mac Gold Pool 2% 12/1/2051	19,067	16,033
Freddie Mac Gold Pool 2% 3/1/2051	79,523	66,621
Freddie Mac Gold Pool 2% 7/1/2051	19,401	16,205
Freddie Mac Gold Pool 2.5% 11/1/2051	23,761	20,970
Freddie Mac Gold Pool 2.5% 12/1/2051	17,360	15,309
Freddie Mac Gold Pool 2.5% 4/1/2052	25,888	22,830
Freddie Mac Gold Pool 2.5% 5/1/2051	24,733	21,828
Freddie Mac Gold Pool 2.5% 8/1/2052	82,708	71,984
Freddie Mac Gold Pool 3% 1/1/2052	17,666	16,074
Freddie Mac Gold Pool 3% 6/1/2052	18,167	16,530
Freddie Mac Gold Pool 4% 10/1/2052	35,536	34,959
Freddie Mac Gold Pool 4% 2/1/2053	83,626	82,139
Freddie Mac Gold Pool 4% 5/1/2050	18,764	18,412
Freddie Mac Gold Pool 5% 12/1/2052	37,710	38,402
Freddie Mac Gold Pool 5.5% 5/1/2039	93,376	96,636
Freddie Mac Gold Pool 5.5% 5/1/2055	49,187	50,198
Freddie Mac Gold Pool 6% 8/1/2055	48,196	50,484
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	67,333	70,399
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	46,412	49,181
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	40,743	43,276
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	21,182	22,604
Ginnie Mae I Pool 3.5% 8/20/2052	22,237	21,079
Ginnie Mae I Pool 3.5% 9/20/2052	93,194	88,341
Ginnie Mae I Pool 4% 10/20/2052	82,152	79,666
Ginnie Mae I Pool 4.5% 4/20/2053	83,253	82,831
Ginnie Mae II Pool 2% 1/20/2051	83,808	71,045
Ginnie Mae II Pool 2% 1/20/2052	219,140	185,698
Ginnie Mae II Pool 2% 10/20/2050	85,294	72,288
Ginnie Mae II Pool 2% 11/20/2050	43,037	36,483
Ginnie Mae II Pool 2% 2/20/2051	18,322	15,526
Ginnie Mae II Pool 2% 3/20/2052	49,035	41,567
Ginnie Mae II Pool 2.5% 5/20/2052	129,285	114,133
Ginnie Mae II Pool 2.5% 8/20/2051	172,392	152,173
Ginnie Mae II Pool 3% 4/20/2052	141,306	129,656
Ginnie Mae II Pool 3% 8/20/2051	93,786	86,039
Ginnie Mae II Pool 3.5% 8/20/2047	57,508	55,191
Ginnie Mae II Pool 5% 3/1/2056 (b)	200,000	200,703
Ginnie Mae II Pool 5% 4/1/2056 (b)	200,000	200,430
Ginnie Mae II Pool 5.5% 2/20/2055	143,057	145,074
Ginnie Mae II Pool 5.5% 3/1/2056 (b)	225,000	227,897
Ginnie Mae II Pool 5.5% 4/1/2056 (b)	150,000	151,773
Ginnie Mae II Pool 6% 3/1/2056 (b)	500,000	510,143
Ginnie Mae II Pool 6% 4/1/2056 (b)	200,000	203,916
Ginnie Mae II Pool 6.5% 3/1/2056 (b)	150,000	155,887
Ginnie Mae II Pool 6.5% 4/1/2056 (b)	75,000	77,850
Uniform Mortgage Backed Securities 2% 3/1/2056 (b)	1,025,000	848,868
Uniform Mortgage Backed Securities 2% 4/1/2056 (b)	650,000	538,357
Uniform Mortgage Backed Securities 2.5% 3/1/2056 (b)	700,000	606,184
Uniform Mortgage Backed Securities 3% 3/1/2056 (b)	275,000	248,671
Uniform Mortgage Backed Securities 3.5% 3/1/2056 (b)	100,000	94,242
Uniform Mortgage Backed Securities 4% 3/1/2056 (b)	25,000	24,300
Uniform Mortgage Backed Securities 4.5% 3/1/2056 (b)	200,000	197,766
Uniform Mortgage Backed Securities 5% 3/1/2056 (b)	50,000	50,227
Uniform Mortgage Backed Securities 5.5% 3/1/2056 (b)	425,000	431,840
Uniform Mortgage Backed Securities 6% 3/1/2056 (b)	825,000	846,237
Uniform Mortgage Backed Securities 6% 4/1/2056 (b)	450,000	461,531
TOTAL UNITED STATES		10,359,397
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,193,656)		10,359,397

U.S. Treasury Obligations - 43.3%
	Yield (%) (p)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.25% 2/15/2052	2.81	1,950,000	1,233,604
US Treasury Bonds 2.875% 5/15/2052	3.07 to 3.19	250,000	181,660
US Treasury Bonds 3.25% 5/15/2042	3.24	200,000	171,938
US Treasury Bonds 4% 11/15/2042	3.84	100,000	94,328
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	180,000	161,719
US Treasury Bonds 4.125% 8/15/2053	4.18	100,000	91,738
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.78	645,000	604,209
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.66	155,500	145,696
US Treasury Bonds 4.5% 11/15/2054	4.55 to 4.78	531,000	518,762
US Treasury Bonds 4.5% 2/15/2044	4.71 to 4.76	611,000	609,067
US Treasury Bonds 4.625% 11/15/2055	4.73 to 4.92	886,000	884,477
US Treasury Bonds 4.625% 2/15/2046	4.57	41,000	41,287
US Treasury Bonds 4.625% 2/15/2055	4.54	258,000	257,315
US Treasury Bonds 4.625% 5/15/2054	4.49 to 4.66	571,000	569,171
US Treasury Bonds 4.75% 5/15/2055	4.81 to 4.95	626,000	637,077
US Treasury Bonds 4.75% 8/15/2055	4.71 to 4.91	565,000	575,329
US Treasury Bonds 5% 5/15/2045 (q)	4.69	42,000	44,399
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.04	1,445,000	1,411,415
US Treasury Notes 3.625% 10/31/2030	3.73	150,000	150,738
US Treasury Notes 3.625% 12/31/2030	3.74	1,200,000	1,205,531
US Treasury Notes 3.625% 9/30/2031	3.63 to 4.00	648,000	649,088
US Treasury Notes 3.75% 10/31/2032	3.89	385,000	386,083
US Treasury Notes 3.75% 11/30/2032	3.91	316,000	316,852
US Treasury Notes 3.75% 12/31/2030	4.08	940,000	949,327
US Treasury Notes 3.75% 5/31/2030	3.57 to 3.80	25,000	25,261
US Treasury Notes 3.75% 8/31/2031	3.65	120,000	120,984
US Treasury Notes 3.875% 12/31/2032	4.02 to 4.07	1,191,000	1,202,724
US Treasury Notes 3.875% 8/15/2033	4.52 to 4.66	500,000	503,633
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.27	916,000	917,332
US Treasury Notes 3.875% 9/30/2032	3.89	412,000	416,378
US Treasury Notes 4% 1/31/2029	4.02 to 4.05	350,000	355,852
US Treasury Notes 4% 1/31/2033	3.71 to 4.06	1,347,000	1,370,152
US Treasury Notes 4% 11/15/2035	4.16 to 4.28	1,226,000	1,230,406
US Treasury Notes 4% 2/15/2034	3.89 to 4.57	104,000	105,369
US Treasury Notes 4% 4/30/2032	4.00 to 4.29	891,000	908,089
US Treasury Notes 4% 6/30/2028	4.04 to 4.25	150,000	152,074
US Treasury Notes 4% 6/30/2032	4.15	360,000	366,778
US Treasury Notes 4% 7/31/2029	3.83	300,000	305,581
US Treasury Notes 4% 7/31/2032	3.94 to 4.17	571,000	581,595
US Treasury Notes 4.125% 2/29/2032	4.19	170,000	174,456
US Treasury Notes 4.125% 5/31/2032	4.05 to 4.23	611,000	626,879
US Treasury Notes 4.25% 11/15/2034	4.22 to 4.49	546,000	560,951
US Treasury Notes 4.25% 5/15/2035	4.26 to 4.45	1,063,000	1,090,281
US Treasury Notes 4.25% 6/30/2029	4.35	15,000	15,389
US Treasury Notes 4.25% 8/15/2035	4.09 to 4.33	785,000	804,502
US Treasury Notes 4.375% 1/31/2032	4.43 to 4.46	205,000	213,112
US Treasury Notes 4.375% 11/30/2030	3.91 to 4.35	913,000	946,952
US Treasury Notes 4.375% 5/15/2034	4.29 to 4.30	100,000	103,824
US Treasury Notes 4.625% 2/15/2035	4.17 to 4.24	580,000	611,991
TOTAL U.S. TREASURY OBLIGATIONS (Cost $25,786,978)			25,601,355

Money Market Funds - 10.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (r) (Cost $6,304,856)	3.70	6,303,595	6,304,856

TOTAL INVESTMENT IN SECURITIES - 110.2% (Cost $64,862,724)	65,173,781
NET OTHER ASSETS (LIABILITIES) - (10.2)%	(6,024,486)
NET ASSETS - 100.0%	59,149,295

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 3/1/2056	(200,000)	(200,703)
Ginnie Mae II Pool 5.5% 3/1/2056	(200,000)	(202,575)
Ginnie Mae II Pool 6% 3/1/2056	(300,000)	(306,086)
Ginnie Mae II Pool 6.5% 3/1/2056	(150,000)	(155,887)
Uniform Mortgage Backed Securities 2% 3/1/2056	(650,000)	(538,307)
Uniform Mortgage Backed Securities 3.5% 3/1/2056	(100,000)	(94,242)
Uniform Mortgage Backed Securities 6% 3/1/2056	(450,000)	(461,584)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(1,959,384)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,951,924)		(1,959,384)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	3	6/2026	350,109	3,182
CBOT 2Y US Treasury Notes Contracts (United States)	1	6/2026	209,234	295
CBOT 5Y US Treasury Notes Contracts (United States)	5	6/2026	550,586	3,264
CBOT US Treasury Long Bond Contracts (United States)	1	6/2026	118,406	1,186

TOTAL LONG				7,927

SHORT

Interest Rate Contracts
Eurex Euro-Bobl Contracts (Germany)	(3)	3/2026	(416,372)	(3,141)
Eurex Euro-Bund Contracts (Germany)	(1)	3/2026	(153,880)	(2,157)
ICE Long GILT Futures (United Kingdom)	(1)	6/2026	(126,248)	(1,835)

TOTAL SHORT				(7,133)

TOTAL FUTURES CONTRACTS				794
The notional amount of long futures as a percentage of Net Assets is 2.1%.
The notional amount of short futures as a percentage of Net Assets is 1.2%.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	22,000	USD	25,992	Goldman Sachs Bank USA	3/2026	3
USD	2,408,045	EUR	2,005,000	BNP Paribas SA	4/2026	32,724
USD	4,737	EUR	4,000	Citibank NA	4/2026	(2)
USD	29,609	EUR	25,000	Goldman Sachs Bank USA	4/2026	(8)
USD	19,091	EUR	16,000	JPMorgan Chase Bank NA	4/2026	136
USD	564,238	GBP	410,000	Goldman Sachs Bank USA	4/2026	11,605

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						44,458
Unrealized Appreciation						44,468
Unrealized Depreciation						(10)

Currency Abbreviations
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $259 and $259, respectively.
(g)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(h)	Level 3 security.
(i)	Non-income producing - Security is in default.
(j)	Non-income producing.
(k)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,322,598 or 14.1% of net assets.

(l)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(m)	Zero coupon bond which is issued at a discount.
(n)	Security is perpetual in nature with no stated maturity date.
(o)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,865,488 or 4.8% of net assets.

(p)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(q)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $44,399.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,195,790	12,350,526	9,241,347	99,897	(113)	-	6,304,856	6,303,595	0.0%
Total	3,195,790	12,350,526	9,241,347	99,897	(113)	-	6,304,856

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	3,254,440	-	3,254,440	-

Bank Loan Obligations
Communication Services	19,956	-	19,956	-
Consumer Discretionary	69,666	-	69,350	316
Consumer Staples	9,896	-	4,888	5,008
Energy	21,230	-	19,860	1,370
Financials	9,817	-	9,817	-
Health Care	58,036	-	56,607	1,429
Industrials	82,634	-	77,316	5,318
Information Technology	41,387	-	41,387	-
Materials	85,574	-	85,574	-
Utilities	14,216	-	14,216	-

Commercial Mortgage Securities	513,690	-	513,690	-

Common Stocks
Communication Services	6,237	-	-	6,237
Health Care	3,556	-	-	3,556

Convertible Corporate Bonds
Communication Services	35,374	-	35,374	-
Energy	11,000	-	11,000	-
Financials	19,100	-	19,100	-
Information Technology	37,671	-	37,671	-
Utilities	8,550	-	8,550	-

Convertible Preferred Stocks
Consumer Discretionary	7,170	-	7,170	-
Financials	7,947	-	-	7,947
Information Technology	8,394	-	8,394	-

Foreign Government and Government Agency Obligations	412,590	-	412,590	-

Non-Convertible Corporate Bonds
Communication Services	1,225,115	-	1,225,115	-
Consumer Discretionary	1,312,954	-	1,312,954	-
Consumer Staples	623,638	-	623,638	-
Energy	371,873	-	371,873	-
Financials	5,850,032	-	5,850,032	-
Health Care	1,245,005	-	1,245,005	-
Industrials	783,214	-	783,214	-
Information Technology	955,132	-	955,132	-
Materials	474,085	-	474,085	-
Real Estate	1,942,718	-	1,942,718	-
Utilities	3,207,160	-	3,207,160	-

Non-Convertible Preferred Stocks
Information Technology	4,600	4,600	-	-

Preferred Securities
Communication Services	119,938	-	119,938	-
Financials	39,575	-	37,499	2,076
Industrials	15,003	-	15,003	-

U.S. Government Agency - Mortgage Securities	10,359,397	-	10,359,397	-

U.S. Treasury Obligations	25,601,355	-	25,601,355	-

Money Market Funds	6,304,856	6,304,856	-	-
Total Investments in Securities:	65,173,781	6,309,456	58,831,068	33,257
Derivative Instruments:

Assets
Futures Contracts	7,927	7,927	-	-
Forward Foreign Currency Contracts	44,468	-	44,468	-
Total Assets	52,395	7,927	44,468	-

Liabilities
Futures Contracts	(7,133)	(7,133)	-	-
Forward Foreign Currency Contracts	(10)	-	(10)	-
Total Liabilities	(7,143)	(7,133)	(10)	-
Total Derivative Instruments:	45,252	794	44,458	-
Other Financial Instruments:

TBA Sale Commitments	(1,959,384)	-	(1,959,384)	-
Total Other Financial Instruments:	(1,959,384)	-	(1,959,384)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	44,468	(10)
Total Foreign Exchange Risk	44,468	(10)
Interest Rate Risk
Futures Contracts (b)	7,927	(7,133)
Total Interest Rate Risk	7,927	(7,133)
Total Value of Derivatives	52,395	(7,143)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $58,557,868)	$58,868,925
Fidelity Central Funds (cost $6,304,856)	6,304,856

Total Investment in Securities (cost $64,862,724)		$65,173,781
Cash		30,789
Foreign currency held at value (cost $5,433)		5,393
Receivable for investments sold		235,635
Receivable for TBA sale commitments		1,951,924
Unrealized appreciation on forward foreign currency contracts		44,468
Receivable for fund shares sold		869,453
Dividends receivable		43
Interest receivable		462,733
Distributions receivable from Fidelity Central Funds		17,053
Receivable for daily variation margin on futures contracts		715
Receivable from investment adviser for expense reductions		978
Total assets		68,792,965
Liabilities
Payable for investments purchased
Regular delivery	$1,291,510
Delayed delivery	6,319,921
TBA sale commitments, at value	1,959,384
Unrealized depreciation on forward foreign currency contracts	10
Payable for fund shares redeemed	5,367
Distributions payable	44,655
Accrued management fee	16,823
Distribution and service plan fees payable	1,675
Other affiliated payables	4,187
Other payables and accrued expenses	138
Total liabilities		9,643,670
Net Assets		$59,149,295
Net Assets consist of:
Paid in capital		$59,635,712
Total accumulated earnings (loss)		(486,417)
Net Assets		$59,149,295

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,774,939 ÷ 185,930 shares)(a)		$9.55
Maximum offering price per share (100/96.00 of $9.55)		$9.95
Class M :
Net Asset Value and redemption price per share ($1,573,572 ÷ 164,838 shares)(a)		$9.55
Maximum offering price per share (100/96.00 of $9.55)		$9.95
Class C :
Net Asset Value and offering price per share ($1,153,478 ÷ 120,844 shares)(a)		$9.55
Fidelity Sustainable Core Plus Bond Fund :
Net Asset Value, offering price and redemption price per share ($35,938,614 ÷ 3,764,612 shares)		$9.55
Class I :
Net Asset Value, offering price and redemption price per share ($2,124,415 ÷ 222,535 shares)		$9.55
Class Z :
Net Asset Value, offering price and redemption price per share ($16,584,277 ÷ 1,737,122 shares)		$9.55
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Dividends		$1,539
Interest		1,099,473
Income from Fidelity Central Funds		99,897
Total income		1,200,909
Expenses
Management fee	$92,487
Transfer agent fees	23,475
Distribution and service plan fees	10,217
Independent trustees' fees and expenses	54
Total expenses before reductions	126,233
Expense reductions	(3,237)
Total expenses after reductions		122,996
Net Investment income (loss)		1,077,913
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	60,948
Fidelity Central Funds	(113)
Forward foreign currency contracts	(17,420)
Foreign currency transactions	1,950
Futures contracts	12,170
Total net realized gain (loss)		57,535
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	876,939
Forward foreign currency contracts	18,088
Assets and liabilities in foreign currencies	(984)
Futures contracts	(8,672)
TBA sale commitments	5,762
Total change in net unrealized appreciation (depreciation)		891,133
Net gain (loss)		948,668
Net increase (decrease) in net assets resulting from operations		$2,026,581
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,077,913	$1,771,637
Net realized gain (loss)	57,535	(337,505)
Change in net unrealized appreciation (depreciation)	891,133	55,617
Net increase (decrease) in net assets resulting from operations	2,026,581	1,489,749
Distributions to shareholders	(1,111,798)	(1,636,836)

Share transactions - net increase (decrease)	10,448,026	8,670,973
Total increase (decrease) in net assets	11,362,809	8,523,886

Net Assets
Beginning of period	47,786,486	39,262,600
End of period	$59,149,295	$47,786,486

Financial Highlights
Fidelity Advisor® Sustainable Core Plus Bond Fund Class A

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.39	$9.43	$9.11	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.183	.378	.380	.340	.094
Net realized and unrealized gain (loss)	.166	(.069)	.276	(.408)	(.508)
Total from investment operations	.349	.309	.656	(.068)	(.414)
Distributions from net investment income	(.189)	(.349)	(.336)	(.332)	(.076)
Total distributions	(.189)	(.349)	(.336)	(.332)	(.076)
Net asset value, end of period	$9.55	$9.39	$9.43	$9.11	$9.51
Total Return D,E,F	3.76%	3.37%	7.38%	(.70)%	(4.15)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.68% I	.67%	.68%	.68%	.65% I
Expenses net of fee waivers, if any	.68 % I	.67%	.68%	.68%	.65% I
Expenses net of all reductions, if any	.68% I	.67%	.68%	.67%	.65% I
Net investment income (loss)	3.90% I	4.08%	4.16%	3.68%	2.54% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,775	$2,330	$2,063	$1,279	$1,226
Portfolio turnover rate J	170 % I	201%	334%	266%	118% K

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity Advisor® Sustainable Core Plus Bond Fund Class M

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.39	$9.43	$9.11	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.181	.372	.380	.342	.095
Net realized and unrealized gain (loss)	.166	(.070)	.276	(.408)	(.509)
Total from investment operations	.347	.302	.656	(.066)	(.414)
Distributions from net investment income	(.187)	(.342)	(.336)	(.334)	(.076)
Total distributions	(.187)	(.342)	(.336)	(.334)	(.076)
Net asset value, end of period	$9.55	$9.39	$9.43	$9.11	$9.51
Total Return D,E,F	3.73%	3.30%	7.39%	(.68)%	(4.15)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.74% I	.74%	.68%	.66%	.65% I
Expenses net of fee waivers, if any	.74 % I	.74%	.68%	.66%	.65% I
Expenses net of all reductions, if any	.74% I	.74%	.67%	.65%	.65% I
Net investment income (loss)	3.85% I	4.01%	4.17%	3.71%	2.54% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,574	$1,250	$1,305	$1,016	$1,020
Portfolio turnover rate J	170 % I	201%	334%	266%	118% K

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity Advisor® Sustainable Core Plus Bond Fund Class C

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.38	$9.43	$9.11	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.144	.303	.313	.273	.067
Net realized and unrealized gain (loss)	.176	(.080)	.276	(.408)	(.508)
Total from investment operations	.320	.223	.589	(.135)	(.441)
Distributions from net investment income	(.150)	(.273)	(.269)	(.265)	(.049)
Total distributions	(.150)	(.273)	(.269)	(.265)	(.049)
Net asset value, end of period	$9.55	$9.38	$9.43	$9.11	$9.51
Total Return D,E,F	3.44%	2.43%	6.60%	(1.42)%	(4.41)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.52% I	1.49%	1.41%	1.40%	1.39% I
Expenses net of fee waivers, if any	1.52 % I	1.49%	1.41%	1.40%	1.39% I
Expenses net of all reductions, if any	1.52% I	1.49%	1.40%	1.40%	1.39% I
Net investment income (loss)	3.07% I	3.26%	3.44%	2.96%	1.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,153	$1,135	$1,071	$956	$955
Portfolio turnover rate J	170 % I	201%	334%	266%	118% K

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity® Sustainable Core Plus Bond Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.39	$9.43	$9.11	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.194	.399	.401	.360	.102
Net realized and unrealized gain (loss)	.166	(.070)	.276	(.407)	(.509)
Total from investment operations	.360	.329	.677	(.047)	(.407)
Distributions from net investment income	(.200)	(.369)	(.357)	(.353)	(.083)
Total distributions	(.200)	(.369)	(.357)	(.353)	(.083)
Net asset value, end of period	$9.55	$9.39	$9.43	$9.11	$9.51
Total Return D,E	3.87%	3.60%	7.63%	(.47)%	(4.08)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.45% H	.45%	.45%	.45%	.45% H
Expenses net of fee waivers, if any	.45 % H	.45%	.45%	.45%	.45% H
Expenses net of all reductions, if any	.45% H	.45%	.45%	.44%	.44% H
Net investment income (loss)	4.13% H	4.30%	4.39%	3.91%	2.74% H
Supplemental Data
Net assets, end of period (000 omitted)	$35,939	$29,536	$26,371	$25,950	$21,580
Portfolio turnover rate I	170 % H	201%	334%	266%	118% J

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Fidelity Advisor® Sustainable Core Plus Bond Fund Class I

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.39	$9.43	$9.11	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.194	.399	.403	.365	.104
Net realized and unrealized gain (loss)	.166	(.070)	.276	(.408)	(.509)
Total from investment operations	.360	.329	.679	(.043)	(.405)
Distributions from net investment income	(.200)	(.369)	(.359)	(.357)	(.085)
Total distributions	(.200)	(.369)	(.359)	(.357)	(.085)
Net asset value, end of period	$9.55	$9.39	$9.43	$9.11	$9.51
Total Return D,E	3.88%	3.60%	7.66%	(.43)%	(4.06)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.48% H	.49%	.42%	.41%	.40% H
Expenses net of fee waivers, if any	.45 % H	.45%	.42%	.41%	.40% H
Expenses net of all reductions, if any	.45% H	.45%	.42%	.40%	.40% H
Net investment income (loss)	4.14% H	4.30%	4.42%	3.95%	2.79% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,124	$1,251	$1,190	$957	$959
Portfolio turnover rate I	170 % H	201%	334%	266%	118% J

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Fidelity Advisor® Sustainable Core Plus Bond Fund Class Z

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.39	$9.44	$9.11	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.198	.407	.409	.368	.105
Net realized and unrealized gain (loss)	.166	(.079)	.286	(.407)	(.509)
Total from investment operations	.364	.328	.695	(.039)	(.404)
Distributions from net investment income	(.204)	(.378)	(.365)	(.361)	(.086)
Total distributions	(.204)	(.378)	(.365)	(.361)	(.086)
Net asset value, end of period	$9.55	$9.39	$9.44	$9.11	$9.51
Total Return D,E	3.92%	3.58%	7.84%	(.38)%	(4.05)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.40% H	.40%	.40%	.40%	.40% H
Expenses net of fee waivers, if any	.36 % H	.36%	.36%	.36%	.36% H
Expenses net of all reductions, if any	.36% H	.36%	.36%	.35%	.36% H
Net investment income (loss)	4.23% H	4.39%	4.48%	4.00%	2.82% H
Supplemental Data
Net assets, end of period (000 omitted)	$16,584	$12,285	$7,262	$2,841	$1,404
Portfolio turnover rate I	170 % H	201%	334%	266%	118% J

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Sustainable Core Plus Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Sustainable Core Plus Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, contingent interest, partnerships, capital loss carryforwards, certain conversion ratio adjustments and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,522,931
Gross unrealized depreciation	(795,938)
Net unrealized appreciation (depreciation)	$726,993
Tax cost	$64,484,580

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(698,109)
Long-term	(338,245)
Total capital loss carryforward	$(1,036,354)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Sustainable Core Plus Bond Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	(17,420)	18,088
Total Foreign Exchange Risk	(17,420)	18,088
Interest Rate Risk
Futures Contracts	12,170	(8,672)
Total Interest Rate Risk	12,170	(8,672)
Totals	(5,250)	9,416

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Core Plus Bond Fund	32,868,681	28,547,678
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	2,666	1,110
Class M	- %	.25%	1,852	1,344
Class C	.75%	.25%	5,699	5,290
			10,217	7,744

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	489
Class M	20
509

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	827.08
Class M	966.13
Class C	886.16
Fidelity Sustainable Core Plus Bond Fund	16,309.10
Class I	1,036.12
Class Z	3,451.05
	23,475

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Sustainable Core Plus Bond Fund	1

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class I	.45%	227
Class Z	.36%	3,010
		3,237
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2026	Year ended August 31, 2025
Fidelity Sustainable Core Plus Bond Fund
Distributions to shareholders
Class A	$42,221	$74,068
Class M	29,390	46,093
Class C	18,073	31,879
Fidelity Sustainable Core Plus Bond Fund	687,300	1,068,237
Class I	36,753	48,704
Class Z	298,061	367,855
Total	$1,111,798	$1,636,836
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2026	Year ended August 31, 2025	Six months ended February 28, 2026	Year ended August 31, 2025
Fidelity Sustainable Core Plus Bond Fund
Class A
Shares sold	30,043	62,492	$284,322	$576,409
Reinvestment of distributions	3,846	6,818	36,380	63,485
Shares redeemed	(96,204)	(39,756)	(911,935)	(372,623)
Net increase (decrease)	(62,315)	29,554	$(591,233)	$267,271
Class M
Shares sold	31,884	1,646	$304,109	$15,285
Reinvestment of distributions	3,107	4,945	29,390	46,035
Shares redeemed	(3,282)	(11,767)	(31,081)	(109,612)
Net increase (decrease)	31,709	(5,176)	$302,418	$(48,292)
Class C
Shares sold	1,551	4,304	$14,686	$39,936
Reinvestment of distributions	1,911	3,426	18,073	31,879
Shares redeemed	(3,507)	(422)	(33,120)	(3,886)
Net increase (decrease)	(45)	7,308	$(361)	$67,929
Fidelity Sustainable Core Plus Bond Fund
Shares sold	1,152,409	647,351	$10,901,017	$6,016,198
Reinvestment of distributions	68,833	111,232	651,256	1,035,423
Shares redeemed	(603,489)	(406,807)	(5,716,231)	(3,747,140)
Net increase (decrease)	617,753	351,776	$5,836,042	$3,304,481
Class I
Shares sold	99,310	15,563	$940,446	$145,630
Reinvestment of distributions	3,886	5,217	36,753	48,563
Shares redeemed	(13,984)	(13,532)	(131,912)	(124,567)
Net increase (decrease)	89,212	7,248	$845,287	$69,626
Class Z
Shares sold	570,548	729,296	$5,402,460	$6,770,613
Reinvestment of distributions	6,547	13,408	61,956	124,820
Shares redeemed	(148,801)	(203,556)	(1,408,543)	(1,885,475)
Net increase (decrease)	428,294	539,148	$4,055,873	$5,009,958
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Sustainable Core Plus Bond Fund	34

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Fidelity Sustainable Multi-Asset Fund
Fidelity Sustainable Core Plus Bond Fund	19%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Sustainable Core Plus Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of a representative class (the retail class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Other Contractual Arrangements. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board. The Board considered that FMR has contractually agreed to reimburse Class I and Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.45% and 0.36%, respectively through December 31, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9904880.103
SCB-SANN-0426
Fidelity® SAI Sustainable Core Plus Bond Fund

Semi-Annual Report
February 28, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Sustainable Core Plus Bond Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 5.3%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 1.5%
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0176% 10/20/2037 (c)(e)(k)	250,000	250,788
Aimco CLO 20 Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.21%, 4.8811% 10/16/2038 (c)(e)(k)	1,250,000	1,252,801
Ares Lxx Clo Ltd / Ares Lxx Clo LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.918% 1/25/2039 (c)(e)(k)	250,000	250,138
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0176% 10/20/2037 (c)(e)(k)	250,000	250,606
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 month Index + 1.55%, 5.221% 4/23/2037 (c)(e)(k)	550,000	551,091
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0276% 7/18/2037 (c)(e)(k)	500,000	500,500
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0076% 10/20/2037 (c)(e)(k)	250,000	250,855
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 1.09% 4/16/2038 (c)(e)(k)	150,000	150,000
TOTAL BAILIWICK OF JERSEY		3,456,779
BERMUDA - 0.1%
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.8491% 4/15/2041 (c)(e)(k)	250,000	249,999
GRAND CAYMAN (UK OVERSEAS TER) - 3.1%
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0076% 7/17/2037 (c)(e)(k)	250,000	250,788
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.1711% 4/16/2037 (c)(e)(k)	250,000	250,308
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.1097% 7/21/2037 (c)(e)(k)	250,000	250,569
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 4.9596% 4/25/2034 (c)(e)(k)	250,000	250,307
Benefit Str Partners Clo Xxxiii Ltd / Benefit Str Partners Clo Xxxiii LLC Series 2026-33A Class AR, CME Term SOFR 3 month Index + 1.19%, 4.8542% 1/25/2039 (c)(e)(k)	250,000	250,443
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 4.9776% 1/20/2038 (c)(e)(k)	250,000	250,347
Carlyle US Clo Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8789% 1/20/2039 (c)(e)(k)	250,000	250,527
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.0276% 10/20/2037 (c)(e)(k)	250,000	250,930
CIFC Funding Ltd Series 2026-1A Class A1, CME Term SOFR 3 month Index + 1.17%, 0% 4/25/2039 (b)(c)(e)(k)	366,000	366,067
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 4.6676% 4/18/2035 (c)(e)(k)	250,000	250,059
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 4.988% 7/25/2038 (c)(e)(k)	250,000	251,058
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.8222% 4/15/2038 (c)(e)(k)	285,000	285,066
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 4.958% 1/25/2038 (c)(e)(k)	250,000	250,811
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.818% 1/25/2038 (c)(e)(k)	250,000	250,264
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0176% 7/20/2037 (c)(e)(k)	250,000	250,256
Ocp Aegis Clo Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.8574% 1/21/2038 (c)(e)(k)	250,000	250,289
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (c)(e)(k)	250,000	250,575
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 4.9592% 1/22/2038 (c)(e)(k)	250,000	250,687
OHA Credit Funding 16-R Ltd Series 2025-16RA Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8676% 10/20/2038 (c)(e)(k)	500,000	500,531
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 4.9976% 10/20/2037 (c)(e)(k)	250,000	251,073
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.029% 2/20/2038 (c)(e)(k)	385,000	384,720
RR 28 LTD / RR 28 LLC Series 2024-28RA Class A1R, CME Term SOFR 3 month Index + 1.55%, 5.2222% 4/15/2037 (c)(e)(k)	300,000	300,556
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0222% 10/15/2039 (c)(e)(k)	250,000	249,999
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1922% 4/15/2037 (c)(e)(k)	250,000	250,682
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 4.9776% 1/20/2038 (c)(e)(k)	250,000	250,417
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		6,847,329
MULTI-NATIONAL - 0.2%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1676% 4/18/2037 (c)(e)(k)	250,000	250,451
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.8476% 4/20/2038 (c)(e)(k)	150,000	150,173
TOTAL MULTI-NATIONAL		400,624
UNITED STATES - 0.4%
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 4.848% 1/25/2038 (c)(e)(k)	250,000	249,625
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (k)	752,000	728,475
TOTAL UNITED STATES		978,100
TOTAL ASSET-BACKED SECURITIES (Cost $11,901,648)		11,932,831

Bank Loan Obligations - 0.6%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 13% 6/30/2026 (c)(d)(e)(h)	3,757	3,757
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 5.375%, 9.0472% 5/14/2029 (c)(d)(e)	1,515	1,507
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5472% 5/31/2031 (c)(d)(e)	15,912	15,929

TOTAL FRANCE		17,436
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.6722% 10/31/2027 (c)(d)(e)	1,990	1,462
NETHERLANDS - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9336% 8/30/2028 (c)(d)(e)	32,971	13,848
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 11/18/2030 (c)(d)(e)(g)	10,000	8,950
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (c)(d)(e)	16,922	15,129

TOTAL SWITZERLAND		24,079
UNITED STATES - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.677% 10/3/2031 (c)(d)(e)	3,318	2,356
Connect Holdings LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9224% 4/3/2031 (c)(d)(e)	29,000	26,245
TOTAL COMMUNICATION SERVICES		28,601
Consumer Discretionary - 0.2%
Broadline Retail - 0.0%
Saks Global Enterprises LLC Tranche SECOND OUT ROLL-UP DIP 1LN, term loan CME Term SOFR 1 month Index + 12.5%, 16.1556% 7/15/2026 (c)(d)(e)	3,964	1,188
Hotels, Restaurants & Leisure - 0.2%
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 10/31/2031 (c)(d)(e)	28,878	28,156
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9336% 6/1/2028 (c)(d)(e)	34,916	32,424
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.673% 7/2/2032 (c)(d)(e)	26,855	24,304
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (c)(d)(e)(f)	1,145	1,036
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9285% 12/30/2026 (c)(d)(e)	71,224	68,447
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.4285% 12/30/2026 (c)(d)(e)	4,935	4,775
		159,142
Household Durables - 0.0%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.023% 6/29/2028 (c)(d)(e)	33,975	31,435
Specialty Retail - 0.0%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.527% 6/6/2031 (c)(d)(e)	14,813	12,191
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 2/19/2033 (c)(d)(e)(g)	10,000	9,516
SGUS LLC 1LN, term loan 16.1597% 7/15/2026 (c)(d)	4,043	1,213
SGUS LLC Tranche FIRST OUT DIP FINAL 1LN, term loan CME Term SOFR 1 month Index + 10%, 14.6597% 7/15/2026 (c)(d)(e)	11,004	10,123
SGUS LLC Tranche FIRST OUT DIP FINAL, term loan 14.677% 7/7/2026 (c)(d)	4,590	4,223
SGUS LLC Tranche THIRD OUT 1LN, term loan CME Term SOFR 1 month Index + 8%, 13.6597% 7/15/2026 (c)(d)(e)(h)	9,219	937
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.4136% 9/4/2029 (c)(d)(e)	24,719	22,062
		60,265
TOTAL CONSUMER DISCRETIONARY		252,030
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6719% 9/20/2030 (c)(d)(e)	14,963	14,663
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (c)(d)(e)(h)(i)	1,490	0
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (c)(d)(e)(h)(i)	431	0
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 1%, 13.2597% 3/30/2026 (c)(d)(e)(h)	3,772	3,772
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 13.2643% 3/30/2026 (c)(d)(e)(h)	5,027	2,487
		6,259
TOTAL CONSUMER STAPLES		20,922
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (c)(d)(e)(i)	157,527	74,766
Financials - 0.0%
Insurance - 0.0%
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.427% 2/23/2033 (c)(d)(e)	36,000	35,340
Health Care - 0.1%
Health Care Providers & Services - 0.0%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.6719% 6/28/2029 (c)(d)(e)(h)	1,833	1,429
ModivCare Inc Tranche EXIT 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6898% 12/29/2030 (c)(d)(e)	1,716	1,579
Team Public Choices LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 1/31/2033 (c)(d)(e)(g)	10,000	9,358
		12,366
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.923% 10/8/2030 (c)(d)(e)	199,162	193,742
TOTAL HEALTH CARE		206,108
Industrials - 0.1%
Aerospace & Defense - 0.0%
OneSky Flight LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4097% 2/4/2033 (c)(d)(e)	10,000	9,963
Building Products - 0.0%
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.2847% 8/1/2028 (c)(d)(e)	4,974	3,581
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0097% 4/12/2028 (c)(d)(e)	76,916	56,177
		59,758
Commercial Services & Supplies - 0.1%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1719% 2/15/2031 (c)(d)(e)	4,987	4,069
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1636% 8/1/2030 (c)(d)(e)	25,686	21,897
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.671% 9/4/2030 (c)(d)(e)	121,998	94,244
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.101% 9/4/2030 (c)(d)(e)(h)	19,721	20,107
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7602% 2/3/2033 (c)(d)(e)	35,000	32,909
		173,226
Machinery - 0.0%
Columbus McKinnon Corp/NY Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1602% 2/3/2033 (c)(d)(e)	5,000	4,981
TOTAL INDUSTRIALS		247,928
Information Technology - 0.1%
IT Services - 0.1%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4338% 2/12/2029 (c)(d)(e)	2,000	1,629
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9338% 2/10/2028 (c)(d)(e)	17,783	15,349
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (c)(d)(e)	91,764	91,954
		108,932
Software - 0.0%
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 9%, 12.7727% 6/4/2029 (c)(d)(e)	6,000	4,500
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (c)(d)(e)	39,900	41,332
		45,832
TOTAL INFORMATION TECHNOLOGY		154,764
Materials - 0.1%
Chemicals - 0.1%
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5227% 11/24/2028 (c)(d)(e)	5,000	4,475
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7727% 11/24/2027 (c)(d)(e)	15,000	14,363
American Rock Salt Co LLC 1LN, term loan 2% 6/12/2028 (c)(d)(f)	249	248
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.7875% 6/9/2028 (c)(d)(e)	1,959	1,761
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 7%, 10.7875% 6/12/2028 (c)(d)(e)	946	948
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4192% 10/4/2029 (c)(d)(e)	46,000	45,063
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.6969% 7/3/2028 (c)(d)(e)	79,539	70,846
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.677% 3/15/2029 (c)(d)(e)	28,880	28,297
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.2105% 3/15/2030 (c)(d)(e)	9,206	8,638
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1724% 9/30/2031 (c)(d)(e)	32,000	24,880
		199,519
Containers & Packaging - 0.0%
BradyPlus Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1898% 12/29/2032 (c)(d)(e)	35,000	34,672
TOTAL MATERIALS		234,191
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 6/4/2032 (c)(d)(e)	31,045	31,019
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 5.4615% 6/4/2032 (c)(d)(e)(f)	3,955	3,952
TOTAL UTILITIES		34,971
TOTAL UNITED STATES		1,289,621
TOTAL BANK LOAN OBLIGATIONS (Cost $1,429,524)		1,350,203

Commercial Mortgage Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/25/2059 (k)	144,000	144,197
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 3/15/2043 (c)(e)(k)	206,000	206,130
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.8035% 3/15/2030 (c)(e)(k)	213,747	213,480
BXHPP Trust Series 2021-FILM Class A, CME Term SOFR 1 month Index + 0.7645%, 4.4245% 8/15/2036 (c)(e)(k)	250,000	237,500
DC Commercial Mortgage Trust Series 2023-DC Class A, 6.3143% 9/12/2040 (k)	100,000	103,018
TOTAL UNITED STATES		904,325
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $908,877)		904,325

Common Stocks - 0.0%
	Shares	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (h)	1,081	19,645
Altice France Holding SA rights (h)(j)(k)	29	326

TOTAL FRANCE		19,971
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (h)(j)	268	2,263
Cano Health LLC warrants 6/28/2029 (h)(j)	29	40
ModivCare Inc (h)	223	1,254

TOTAL UNITED STATES		3,557
TOTAL COMMON STOCKS (Cost $32,735)		23,528

Convertible Corporate Bonds - 0.2%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 2.75% 12/15/2030 (k)	20,000	21,070
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 3.125% 3/15/2030	27,000	18,049
UNITED STATES - 0.2%
Communication Services - 0.1%
Media - 0.1%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (c)	35,443	125,202
Financials - 0.0%
Financial Services - 0.0%
Redfin Corp 0.5% 4/1/2027	75,000	71,625
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	6,000	10,437
ON Semiconductor Corp 0% 5/1/2027 (m)	16,000	21,544
Wolfspeed Inc 2.5% 6/15/2031	5,000	8,453
Wolfspeed Inc 2.5% 6/15/2031 (k)	3,000	5,072
		45,506
Software - 0.1%
Riot Platforms Inc 0.75% 1/15/2030	37,000	50,191
Terawulf Inc 0% 5/1/2032 (k)(m)	30,000	32,898
		83,089
TOTAL INFORMATION TECHNOLOGY		128,595
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	26,000	27,789
TOTAL UNITED STATES		353,211
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $274,091)		392,330

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Whirlpool Corp Series A, 8.5%	548	26,912
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (h)	855	24,094
Information Technology - 0.0%
Software - 0.0%
Oracle Corp Series D 6.5%	659	30,229
TOTAL UNITED STATES		81,235
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $81,141)		81,235

Foreign Government and Government Agency Obligations - 0.9%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Australian Commonwealth 1.25% 5/21/2032	AUD	165,000	97,519
CANADA - 0.2%
Canadian Government 1.5% 12/1/2031	CAD	475,000	324,217
Canadian Government 3.5% 12/1/2045	CAD	95,000	69,609
TOTAL CANADA			393,826
COLOMBIA - 0.2%
Colombian Republic 7.375% 4/25/2030		200,000	210,080
Colombian Republic 7.75% 11/7/2036		200,000	208,240
TOTAL COLOMBIA			418,320
MEXICO - 0.4%
United Mexican States 3.5% 2/12/2034		700,000	612,850
United Mexican States 5.375% 3/22/2033		200,000	200,720
TOTAL MEXICO			813,570
UNITED KINGDOM - 0.1%
United Kingdom of Great Britain and Northern Ireland 4% 10/22/2031 (o)	GBP	40,000	54,314
United Kingdom of Great Britain and Northern Ireland 4.375% 3/7/2030 (o)	GBP	155,000	214,248
United Kingdom of Great Britain and Northern Ireland 4.5% 3/7/2035 (o)	GBP	74,000	101,687
TOTAL UNITED KINGDOM			370,249
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,016,626)			2,093,484

Non-Convertible Corporate Bonds - 24.2%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.2%
Banks - 0.2%
Commonwealth Bank of Australia 3.788% 8/26/2037 (c)(o)	EUR	100,000	118,854
National Australia Bank Ltd 3.612% 1/22/2036 (c)(o)	EUR	100,000	118,811
TOTAL FINANCIALS			237,665
Materials - 0.0%
Metals & Mining - 0.0%
Mineral Resources Ltd 8.5% 5/1/2030 (k)		101,000	104,486
TOTAL AUSTRALIA			342,151
AUSTRIA - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Mondi Finance PLC 3.375% 5/23/2031 (o)	EUR	100,000	118,444
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (k)		25,000	20,188
BELGIUM - 0.1%
Financials - 0.1%
Banks - 0.1%
KBC Group NV 4.375% 4/19/2030 (c)(o)	EUR	100,000	123,688
BRAZIL - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% (i)(k)		68,000	12,750
Passenger Airlines - 0.0%
Azul Secured Finance LLP 9.875% 2/15/2031 (k)		9,000	9,041
TOTAL INDUSTRIALS			21,791
Materials - 0.0%
Metals & Mining - 0.0%
ERO Copper Corp 6.5% 2/15/2030 (k)		80,000	80,400
TOTAL BRAZIL			102,191
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.5% 10/2/2030 (k)		25,000	25,033
CANADA - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
TELUS Corp 3.4% 5/13/2032		200,000	187,003
TELUS Corp 6.625% 10/15/2055 (c)		24,000	24,783
TELUS Corp 7% 10/15/2055 (c)		7,000	7,387
TOTAL COMMUNICATION SERVICES			219,173
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (k)		48,000	46,095
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (k)		50,000	50,884
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (k)		4,000	4,114
			101,093
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (k)		13,000	13,083
TOTAL CONSUMER DISCRETIONARY			114,176
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc 3.625% 5/13/2051 (k)		150,000	109,708
Financials - 0.2%
Banks - 0.2%
Bank of Nova Scotia/The 3.375% 3/5/2033 (c)(o)	EUR	100,000	119,159
Royal Bank of Canada 3.125% 9/27/2031 (c)(o)	EUR	100,000	118,948
Toronto Dominion Bank 3.357% 9/22/2032 (o)	EUR	100,000	118,340
TOTAL FINANCIALS			356,447
Materials - 0.0%
Metals & Mining - 0.0%
Hudbay Minerals Inc 6.125% 4/1/2029 (k)		7,000	7,055
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
TransAlta Corp 5.875% 2/1/2034		25,000	25,156
TransAlta Corp 6.5% 3/15/2040		16,000	16,156
TOTAL UTILITIES			41,312
TOTAL CANADA			847,871
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd 5.75% (i)(k)		100,000	29,500
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (k)		30,000	31,319
TOTAL COLOMBIA			60,819
DENMARK - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (o)	EUR	100,000	118,974
FINLAND - 0.1%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (k)		25,000	26,085
Financials - 0.0%
Banks - 0.0%
Nordea Bank Abp 2.5% 5/23/2029 (o)	EUR	100,000	117,701
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Citycon Treasury BV 6.5% 3/8/2029 (o)	EUR	100,000	122,402
TOTAL FINLAND			266,188
FRANCE - 0.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 6.5% 4/15/2032 (k)		56,403	54,017
Altice France SA 6.875% 10/15/2030 (k)		22,866	22,167
Altice France SA 6.875% 7/15/2032 (k)		34,298	32,927
Orange SA 4.75% 1/13/2033 (k)		200,000	202,332
TOTAL COMMUNICATION SERVICES			311,443
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Forvia SE 6.75% 9/15/2033 (k)		80,000	82,208
Valeo SE 4.625% 3/23/2032 (o)	EUR	100,000	120,167
TOTAL CONSUMER DISCRETIONARY			202,375
Consumer Staples - 0.1%
Beverages - 0.1%
Pernod Ricard SA 3.75% 2/4/2037 (o)	EUR	100,000	117,732
Financials - 0.5%
Banks - 0.5%
BNP Paribas SA 3.945% 2/18/2037 (c)(o)	EUR	100,000	119,051
BNP Paribas SA 4.042% 1/10/2032 (c)(o)	EUR	100,000	122,595
BNP Paribas SA 5.786% 1/13/2033 (c)(k)		100,000	105,915
BPCE SA 3.875% 1/11/2029 (o)	EUR	100,000	121,691
Societe Generale SA 3.75% 7/15/2031 (c)(o)	EUR	100,000	120,573
Societe Generale SA 5.249% 5/22/2029 (c)(k)		330,000	337,188
Societe Generale SA 5.5% 4/13/2029 (c)(k)		200,000	205,225
TOTAL FINANCIALS			1,132,238
TOTAL FRANCE			1,763,788
GERMANY - 0.6%
Financials - 0.1%
Financial Services - 0.1%
KfW 2.75% 5/15/2030 (o)	EUR	200,000	240,480
Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer US Finance LLC 6.5% 11/21/2033 (k)		200,000	219,209
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Deutsche Post AG 3.75% 11/25/2037 (o)	EUR	60,000	71,806
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Infineon Technologies AG 3.5% 2/16/2034 (o)	EUR	100,000	119,017
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Vonovia SE 0.625% 3/24/2031 (o)	EUR	100,000	104,811
Utilities - 0.3%
Electric Utilities - 0.1%
EnBW Energie Baden-Wuerttemberg AG 1.875% 6/29/2080 (c)(o)	EUR	100,000	117,627
EnBW International Finance BV 3.85% 5/23/2030 (o)	EUR	100,000	123,316
			240,943
Independent Power and Renewable Electricity Producers - 0.2%
RWE Finance US LLC 5.125% 9/18/2035 (k)		150,000	150,377
RWE Finance US LLC 5.875% 4/16/2034 (k)		150,000	159,239
			309,616
Multi-Utilities - 0.0%
E.ON SE 0.625% 11/7/2031 (o)	EUR	100,000	104,402
TOTAL UTILITIES			654,961
TOTAL GERMANY			1,410,284
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.5% 3/1/2028 (k)		2,000	1,728
Kosmos Energy Ltd 8.75% 10/1/2031 (k)		20,000	15,000
Tullow Oil PLC 10.25% 5/15/2026 (k)		41,000	36,342

TOTAL GHANA			53,070
HONG KONG - 0.1%
Financials - 0.1%
Insurance - 0.1%
AIA Group Ltd 3.375% 4/7/2030 (k)		200,000	196,581
IRELAND - 0.4%
Financials - 0.4%
Banks - 0.1%
Bank of Ireland Group PLC 5% 7/4/2031 (c)(o)	EUR	150,000	191,099
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030		150,000	150,396
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.75% 1/15/2033		450,000	450,881
			601,277
TOTAL IRELAND			792,376
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		5,000	4,962
ITALY - 0.3%
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 3.625% 10/16/2030 (o)	EUR	100,000	121,921
Utilities - 0.2%
Electric Utilities - 0.0%
Enel Finance International NV 0.875% 1/17/2031 (o)	EUR	100,000	107,132
Gas Utilities - 0.2%
Snam SpA 5% 5/28/2030 (k)		350,000	359,932
TOTAL UTILITIES			467,064
TOTAL ITALY			588,985
JAPAN - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 4.62% 7/16/2028 (k)		200,000	203,021
Financials - 0.3%
Banks - 0.3%
Sumitomo Mitsui Financial Group Inc 4.494% 1/15/2032 (c)		700,000	706,900
TOTAL JAPAN			909,921
LUXEMBOURG - 0.2%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (k)		58,000	40,236
Altice Financing SA 9.625% 7/15/2027 (k)		15,000	11,215
			51,451
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (k)		7,000	6,578
TOTAL COMMUNICATION SERVICES			58,029
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (k)		64,000	56,321
Real Estate - 0.2%
Industrial REITs - 0.2%
Prologis International Funding II SA 4.375% 7/1/2036 (o)	EUR	200,000	246,929
TOTAL LUXEMBOURG			361,279
MULTI-NATIONAL - 0.0%
Financials - 0.0%
Banks - 0.0%
European Investment Bank 2.25% 3/15/2030 (o)	EUR	55,000	64,956
NETHERLANDS - 0.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV 3.875% 2/16/2036 (o)	EUR	100,000	120,133
Entertainment - 0.1%
Universal Music Group NV 4% 6/13/2031 (o)	EUR	200,000	245,165
TOTAL COMMUNICATION SERVICES			365,298
Consumer Staples - 0.0%
Food Products - 0.0%
JDE Peet's NV 2.25% 9/24/2031 (k)		150,000	132,733
Financials - 0.2%
Banks - 0.2%
Cooperatieve Rabobank UA 1% 1/19/2034 (o)	EUR	100,000	98,891
Cooperatieve Rabobank UA 1.125% 5/7/2031 (o)	EUR	100,000	107,307
ING Groep NV 3% 8/17/2031 (c)(o)	EUR	100,000	117,699
ING Groep NV 4.5% 5/23/2029 (c)(o)	EUR	100,000	122,657
TOTAL FINANCIALS			446,554
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031		140,000	128,225
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032		42,000	42,728
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035		121,000	123,601
TOTAL INFORMATION TECHNOLOGY			294,554
TOTAL NETHERLANDS			1,239,139
NIGERIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
IHS Holding Ltd 5.625% 11/29/2026 (k)		27,000	26,867
IHS Holding Ltd 6.25% 11/29/2028 (k)		37,000	37,104
IHS Holding Ltd 7.875% 5/29/2030 (k)		55,000	57,406
IHS Holding Ltd 8.25% 11/29/2031 (k)		50,000	53,254

TOTAL NIGERIA			174,631
NORWAY - 0.1%
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA 4% 3/14/2029 (c)(o)	EUR	100,000	121,619
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Volcan Cia Minera SAA 8.5% 10/28/2032 (k)		15,000	15,694
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (k)		58,000	55,979
SPAIN - 0.3%
Financials - 0.2%
Banks - 0.2%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (c)		200,000	213,904
CaixaBank SA 6.25% 2/23/2033 (c)(o)	EUR	100,000	124,738
TOTAL FINANCIALS			338,642
Information Technology - 0.0%
Communications Equipment - 0.0%
Cellnex Finance Co SA 2% 2/15/2033 (o)	EUR	100,000	107,239
Utilities - 0.1%
Electric Utilities - 0.1%
Iberdrola Finanzas SA 3.375% 11/22/2032 (o)	EUR	100,000	120,222
TOTAL SPAIN			566,103
SWEDEN - 0.1%
Financials - 0.1%
Banks - 0.1%
Svenska Handelsbanken AB 3.25% 8/27/2031 (o)	EUR	100,000	119,515
Swedbank AB 3.375% 5/29/2030 (o)	EUR	100,000	121,347

TOTAL SWEDEN			240,862
SWITZERLAND - 0.1%
Financials - 0.1%
Insurance - 0.1%
Swiss Re Finance Luxembourg SA 2.534% 4/30/2050 (c)(o)	EUR	100,000	114,888
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (k)		49,000	42,385
Consolidated Energy Finance SA 5.625% 10/15/2028 (k)		6,000	5,040
Consolidated Energy Finance SA 6.5% 5/15/2026 (k)		66,000	65,532
TOTAL MATERIALS			112,957
TOTAL SWITZERLAND			227,845
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (k)		11,000	11,366
UNITED KINGDOM - 1.7%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Compass Group PLC 3.25% 9/16/2033 (o)	EUR	100,000	118,189
InterContinental Hotels Group PLC 3.375% 10/8/2028 (o)	GBP	100,000	131,473
			249,662
Household Durables - 0.1%
Berkeley Group PLC/The 2.5% 8/11/2031 (o)	GBP	100,000	118,072
TOTAL CONSUMER DISCRETIONARY			367,734
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
Tesco Corporate Treasury Services PLC 0.375% 7/27/2029 (o)	EUR	100,000	109,265
Tesco Corporate Treasury Services PLC 4.25% 2/27/2031 (o)	EUR	100,000	124,739
			234,004
Household Products - 0.1%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/2033 (o)	EUR	100,000	122,748
TOTAL CONSUMER STAPLES			356,752
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (k)		57,000	61,278
Financials - 0.9%
Banks - 0.7%
Barclays PLC 0.577% 8/9/2029 (c)(o)	EUR	100,000	112,089
Barclays PLC 4.219% 5/24/2030 (c)		200,000	200,044
Barclays PLC 8.407% 11/14/2032 (c)(o)	GBP	100,000	142,784
HSBC Holdings PLC 3% 5/29/2030 (c)	GBP	100,000	129,086
HSBC Holdings PLC 3.608% 12/1/2033 (c)(o)	EUR	100,000	119,099
Lloyds Banking Group PLC 4.425% 11/4/2031 (c)		343,000	344,659
Lloyds Banking Group PLC 4.75% 9/21/2031 (c)(o)	EUR	100,000	126,401
NatWest Group PLC 3.575% 9/12/2032 (c)(o)	EUR	200,000	240,237
Standard Chartered PLC 3.864% 3/17/2033 (c)(o)	EUR	100,000	120,309
Virgin Money UK PLC 7.625% 8/23/2029 (c)(o)	GBP	100,000	145,427
			1,680,135
Financial Services - 0.1%
Nationwide Building Society 3.828% 7/24/2032 (c)(o)	EUR	100,000	121,560
Insurance - 0.1%
Admiral Group PLC 8.5% 1/6/2034 (o)	GBP	100,000	156,582
TOTAL FINANCIALS			1,958,277
Health Care - 0.0%
Pharmaceuticals - 0.0%
Astrazeneca Finance LLC 1.75% 5/28/2028		140,000	134,032
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (o)	EUR	100,000	100,831
Utilities - 0.4%
Electric Utilities - 0.2%
NGG Finance PLC 2.125% 9/5/2082 (c)(o)	EUR	100,000	116,506
Scottish Hydro Electric Transmission PLC 3.375% 11/2/2033 (o)	EUR	100,000	118,009
SSE PLC 1.75% 4/16/2030 (o)	EUR	100,000	113,241
			347,756
Independent Power and Renewable Electricity Producers - 0.1%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (k)		196,000	195,423
Multi-Utilities - 0.0%
National Grid PLC 4.275% 1/16/2035 (o)	EUR	100,000	123,967
Water Utilities - 0.1%
Severn Trent Utilities Finance PLC 4% 3/5/2034 (o)	EUR	150,000	183,006
TOTAL UTILITIES			850,152
TOTAL UNITED KINGDOM			3,829,056
UNITED STATES - 17.7%
Communication Services - 1.3%
Diversified Telecommunication Services - 0.6%
APLD ComputeCo LLC 9.25% 12/15/2030 (k)		74,000	77,670
AT&T Inc 2.25% 2/1/2032		280,000	250,068
Black Pearl Compute LLC 6.125% 2/15/2031 (k)		19,000	19,446
Cablevision Lightpath LLC 3.875% 9/15/2027 (k)		5,000	4,995
Cablevision Lightpath LLC 5.625% 9/15/2028 (k)		10,000	9,993
Connect Holdings LLC 10.5% 4/3/2031 (k)		20,000	19,341
Flash Compute LLC 7.25% 12/31/2030 (k)		30,000	30,709
Level 3 Financing Inc 3.625% 1/15/2029 (k)		8,000	7,520
Level 3 Financing Inc 3.75% 7/15/2029 (k)		50,000	46,347
Level 3 Financing Inc 4.25% 7/1/2028 (k)		2,000	1,928
Level 3 Financing Inc 6.875% 6/30/2033 (k)		83,000	85,962
Level 3 Financing Inc 7% 3/31/2034 (k)		50,000	51,977
Level 3 Financing Inc 8.5% 1/15/2036 (k)		77,000	80,172
Lumen Technologies Inc 4.5% 1/15/2029 (k)		1,000	951
Verizon Communications Inc 4.75% 1/15/2033		88,000	89,245
Verizon Communications Inc 5.05% 5/9/2033		445,000	461,580
WULF Compute LLC 7.75% 10/15/2030 (k)		35,000	37,065
			1,274,969
Entertainment - 0.1%
Walt Disney Co/The 2.65% 1/13/2031		140,000	132,592
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/1/2033 (k)		7,000	6,972
Snap Inc 6.875% 3/15/2034 (k)		25,000	24,924
			31,896
Media - 0.5%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (k)		24,000	19,680
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (k)		136,000	118,470
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (k)		14,000	13,018
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (k)		90,000	92,020
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 2/1/2036 (k)		15,000	15,226
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029		20,000	20,312
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		41,000	42,971
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		22,000	23,398
Charter Communications Operating LLC / Charter Communications Operating Capital 6.7% 12/1/2055		400,000	390,136
CMG Media Corp 8.875% 6/18/2029 (k)		3,000	2,618
CSC Holdings LLC 3.375% 2/15/2031 (k)		62,000	36,958
CSC Holdings LLC 4.125% 12/1/2030 (k)		65,000	39,655
CSC Holdings LLC 4.5% 11/15/2031 (k)		15,000	9,002
CSC Holdings LLC 4.625% 12/1/2030 (k)		22,000	8,142
Discovery Communications LLC 6.35% 6/1/2040		8,000	6,513
Discovery Global Holdings Inc 5.05% 3/15/2042		6,000	4,305
DISH DBS Corp 5.125% 6/1/2029		19,000	16,968
DISH DBS Corp 5.25% 12/1/2026 (k)		16,000	15,541
DISH DBS Corp 7.375% 7/1/2028		10,000	9,648
DISH DBS Corp 7.75% 7/1/2026		51,000	50,369
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)		57,529	58,263
EW Scripps Co/The 9.875% 8/15/2030 (k)		26,000	26,108
Univision Communications Inc 8.5% 7/31/2031 (k)		192,000	196,494
			1,215,815
Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc 3.875% 4/15/2030		240,000	238,155
TOTAL COMMUNICATION SERVICES			2,893,427
Consumer Discretionary - 1.3%
Automobile Components - 0.0%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (k)		10,000	10,177
American Axle & Manufacturing Inc 7.75% 10/15/2033 (k)		30,000	30,490
Cooper-Standard Automotive Inc 9.25% 3/1/2031 (b)(k)		16,000	16,045
			56,712
Automobiles - 0.1%
General Motors Co 5.4% 10/15/2029		100,000	104,049
General Motors Financial Co Inc 4.2% 10/27/2028		180,000	180,688
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (k)		32,000	30,268
			315,005
Broadline Retail - 0.1%
GrubHub Holdings Inc 13% 7/31/2030 pay-in-kind (k)		7,801	5,217
Saks Global Enterprises LLC 11% (h)(i)(k)		8,696	0
Wayfair LLC 6.75% 11/15/2032 (k)		15,000	15,288
Wayfair LLC 7.25% 10/31/2029 (k)		183,000	189,120
Wayfair LLC 7.75% 9/15/2030 (k)		65,000	68,355
			277,980
Diversified Consumer Services - 0.0%
Sotheby's 7.375% 10/15/2027 (k)		97,000	96,409
Sotheby's/Bidfair Holdings Inc 5.875% 6/1/2029 (k)		5,000	4,811
StoneMor Inc 8.5% 5/15/2029 (k)		45,000	43,651
			144,871
Hotels, Restaurants & Leisure - 0.2%
Acushnet Co 5.625% 12/1/2033 (k)		8,000	8,142
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (k)		5,000	4,606
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (k)		72,000	67,085
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (k)		10,000	10,107
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (k)		144,000	147,407
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (k)		5,000	5,146
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (k)		5,000	5,169
Light & Wonder International Inc 6.25% 10/1/2033 (k)		40,000	40,173
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (k)		25,000	18,518
NCL Corp Ltd 5.875% 1/15/2031 (k)		40,000	40,412
NCL Corp Ltd 6.25% 9/15/2033 (k)		35,000	35,328
			382,093
Household Durables - 0.3%
Beazer Homes USA Inc 7.5% 3/15/2031 (k)		52,000	53,501
LGI Homes Inc 7% 11/15/2032 (k)		82,000	80,388
TopBuild Corp 5.625% 1/31/2034 (k)		138,000	139,180
Tri Pointe Homes Inc 5.7% 6/15/2028		7,000	7,108
Whirlpool Corp 5.75% 3/1/2034		25,000	23,739
Whirlpool Corp 6.125% 6/15/2030		45,000	45,202
Whirlpool Corp 6.5% 6/15/2033		225,000	224,538
			573,656
Leisure Products - 0.2%
Mattel Inc 5% 11/17/2030		359,000	364,512
Specialty Retail - 0.3%
Advance Auto Parts Inc 7.375% 8/1/2033 (k)		17,000	17,422
Carvana Co 4.875% 9/1/2029 (k)		5,000	4,550
Carvana Co 9% 6/1/2030 pay-in-kind (c)(k)		3,383	3,522
Carvana Co 9% 6/1/2031 pay-in-kind (c)(k)		46,516	51,016
Champions Financing Inc 8.75% 2/15/2029 (k)		39,000	36,975
Home Depot Inc/The 3.25% 4/15/2032		130,000	124,016
LBM Acquisition LLC 6.25% 1/15/2029 (k)		18,000	13,723
Lowe's Cos Inc 3.75% 4/1/2032		130,000	125,935
Michaels Cos Inc/The 11% 3/15/2034 (b)(k)		25,000	23,367
Michaels Cos Inc/The 7.875% 5/1/2029 (k)		20,000	20,089
Michaels Cos Inc/The 8.5% 3/15/2033 (b)(k)		25,000	24,318
Staples Inc 10.75% 9/1/2029 (k)		68,000	62,395
Staples Inc 12.75% 1/15/2030 (k)		33,058	23,238
TJX Cos Inc/The 3.875% 4/15/2030		120,000	120,101
			650,667
Textiles, Apparel & Luxury Goods - 0.1%
Tapestry Inc 3.05% 3/15/2032		200,000	185,851
TOTAL CONSUMER DISCRETIONARY			2,951,347
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (k)		15,000	15,101
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (k)		35,000	34,826
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (k)		12,000	12,374
Albertsons Cos Inc 5.625% 3/31/2032 (k)		15,000	15,059
C&S Group Enterprises LLC 5% 12/15/2028 (k)		31,000	29,307
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (k)		37,000	38,824
Performance Food Group Inc 4.25% 8/1/2029 (k)		6,000	5,887
Performance Food Group Inc 5.625% 3/1/2034 (k)		25,000	25,084
Performance Food Group Inc 6.125% 9/15/2032 (k)		9,000	9,238
US Foods Inc 5.75% 4/15/2033 (k)		7,000	7,139
			192,839
Food Products - 0.2%
General Mills Inc 2.25% 10/14/2031		350,000	314,111
Post Holdings Inc 4.5% 9/15/2031 (k)		14,000	13,394
Post Holdings Inc 4.625% 4/15/2030 (k)		6,000	5,873
Post Holdings Inc 6.25% 10/15/2034 (k)		5,000	5,107
Post Holdings Inc 6.25% 2/15/2032 (k)		5,000	5,143
Post Holdings Inc 6.375% 3/1/2033 (k)		98,000	99,753
Post Holdings Inc 6.5% 3/15/2036 (k)		35,000	35,605
			478,986
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (k)		29,000	29,606
TOTAL CONSUMER STAPLES			701,431
Energy - 0.5%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (k)		26,000	26,020
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (k)		5,000	5,203
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (k)		90,000	91,124
Kodiak Gas Services LLC 6.5% 10/1/2033 (k)		35,000	36,093
Kodiak Gas Services LLC 6.75% 10/1/2035 (k)		12,000	12,538
Oceaneering International Inc 6% 2/1/2028		81,000	82,414
			253,392
Oil, Gas & Consumable Fuels - 0.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (k)		15,000	15,227
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 7/1/2034 (k)		40,000	40,626
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 2/15/2031 (k)		15,000	15,980
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (k)		67,000	69,626
CNX Midstream Partners LP 4.75% 4/15/2030 (k)		165,000	160,919
CNX Resources Corp 7.25% 3/1/2032 (k)		38,000	39,847
CNX Resources Corp 7.375% 1/15/2031 (k)		5,000	5,185
Energy Transfer LP 6.5% 2/15/2056 (c)		10,000	10,104
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		50,000	50,492
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (k)		5,000	5,173
Kinetik Holdings LP 6.625% 12/15/2028 (k)		86,000	88,659
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		226,000	222,676
Sunoco LP 5.375% 7/15/2031 (b)(k)		25,000	25,058
Sunoco LP 5.625% 3/15/2031 (k)		5,000	5,043
Sunoco LP 5.625% 7/15/2034 (b)(k)		15,000	14,998
Sunoco LP 5.875% 3/15/2034 (k)		5,000	5,020
Sunoco LP 6.25% 7/1/2033 (k)		24,000	24,718
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (k)		112,000	113,191
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (k)		15,000	15,415
Targa Resources Corp 4.35% 4/15/2031		58,000	58,005
			985,962
TOTAL ENERGY			1,239,354
Financials - 6.7%
Banks - 3.3%
Bank of America Corp 2.687% 4/22/2032 (c)		70,000	64,815
Bank of America Corp 4.456% 2/6/2032 (c)		600,000	604,491
Bank of America Corp 4.623% 5/9/2029 (c)		632,000	640,970
Bank of America Corp 5.015% 7/22/2033 (c)		198,000	203,818
Bank of America Corp 5.162% 1/24/2031 (c)		550,000	570,868
Bank of America Corp 6.204% 11/10/2028 (c)		25,000	25,888
Citigroup Inc 2.666% 1/29/2031 (c)		579,000	546,281
Citigroup Inc 4.91% 5/24/2033 (c)		254,000	259,230
Citizens Financial Group Inc 5.718% 7/23/2032 (c)		91,000	95,863
Fifth Third Bancorp 4.895% 9/6/2030 (c)		100,000	102,090
JPMorgan Chase & Co 2.963% 1/25/2033 (c)		340,000	315,346
JPMorgan Chase & Co 4.586% 4/26/2033 (c)		224,000	226,349
JPMorgan Chase & Co 4.603% 10/22/2030 (c)		287,000	292,305
JPMorgan Chase & Co 4.912% 7/25/2033 (c)		26,000	26,658
JPMorgan Chase & Co 5.103% 4/22/2031 (c)		83,000	86,077
JPMorgan Chase & Co 5.14% 1/24/2031 (c)		550,000	570,728
JPMorgan Chase & Co 5.572% 4/22/2036 (c)		98,000	103,631
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (c)		250,000	250,930
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (c)		250,000	251,539
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (c)		500,000	511,227
Santander Holdings USA Inc 6.499% 3/9/2029 (c)		27,000	28,107
Truist Financial Corp 4.597% 1/27/2032 (c)		400,000	404,232
Wells Fargo & Co 5.15% 4/23/2031 (c)		112,000	115,946
Wells Fargo & Co 5.244% 1/24/2031 (c)		142,000	147,321
Wells Fargo & Co 5.499% 1/23/2035 (c)		778,000	814,960
Wells Fargo & Co 5.605% 4/23/2036 (c)		99,000	104,121
Western Alliance Bancorp 3% 6/15/2031 (c)		15,000	14,811
			7,378,602
Capital Markets - 1.8%
Equitable America Global Funding 4.7% 9/15/2032 (k)		330,000	328,367
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (c)		152,000	141,034
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (c)		130,000	129,404
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (c)		245,000	246,513
HPS Corporate Lending Fund 5.45% 11/15/2030 (k)		417,000	409,770
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (k)		15,000	15,392
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (k)		40,000	38,033
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (k)		45,000	43,818
Morgan Stanley 2.943% 1/21/2033 (c)		70,000	64,475
Morgan Stanley 4.356% 10/22/2031 (c)		400,000	400,941
Morgan Stanley 4.493% 1/16/2032 (c)		145,000	145,841
Morgan Stanley 4.654% 10/18/2030 (c)		500,000	508,162
Morgan Stanley 4.889% 7/20/2033 (c)		313,000	319,259
Morgan Stanley 5.192% 4/17/2031 (c)		75,000	77,694
Morgan Stanley 5.32% 7/19/2035 (c)		300,000	310,635
Morgan Stanley 5.664% 4/17/2036 (c)		59,000	62,350
MSCI Inc 5.15% 3/15/2036		30,000	29,727
MSCI Inc 5.25% 9/1/2035		504,000	504,636
State Street Corp 3.031% 11/1/2034 (c)		200,000	191,128
			3,967,179
Consumer Finance - 0.4%
Ally Financial Inc 6.646% 1/17/2040 (c)		41,000	40,904
American Express Co 4.456% 2/10/2032 (c)		410,000	414,019
American Express Co 5.085% 1/30/2031 (c)		221,000	228,330
LFS Topco LLC 8.75% 7/15/2030 (k)		31,000	29,991
OneMain Finance Corp 6.125% 5/15/2030		50,000	50,197
OneMain Finance Corp 6.5% 3/15/2033		5,000	4,954
OneMain Finance Corp 6.625% 5/15/2029		5,000	5,104
OneMain Finance Corp 6.75% 9/15/2033		5,000	4,963
OneMain Finance Corp 7.125% 11/15/2031		7,000	7,157
OneMain Finance Corp 7.125% 9/15/2032		5,000	5,113
SLM Corp 6.5% 1/31/2030		15,000	15,232
			805,964
Financial Services - 0.2%
Block Inc 3.5% 6/1/2031		213,000	200,005
Block Inc 5.625% 8/15/2030 (k)		5,000	5,066
Block Inc 6% 8/15/2033 (k)		5,000	5,081
Block Inc 6.5% 5/15/2032		96,000	98,761
Burford Capital Global Finance LLC 7.5% 7/15/2033 (k)		40,000	37,413
Clue Opco LLC 9.5% 10/15/2031 (k)		6,000	6,213
HA Sustainable Infrastructure Capital Inc 6% 3/15/2036 (b)		33,000	32,801
HA Sustainable Infrastructure Capital Inc 8% 6/1/2056 (c)		38,000	40,035
ION Platform Finance US Inc 7.875% 9/30/2032 (k)		35,000	28,007
NFE Financing LLC 12% (i)(k)		53,941	19,500
Walker & Dunlop Inc 6.625% 4/1/2033 (k)		7,000	6,919
WEX Inc 6.5% 3/15/2033 (k)		4,000	4,020
			483,821
Insurance - 0.9%
Asurion LLC and Asurion Co-Issuer Inc 8% 12/31/2032 (k)		59,000	61,968
Asurion LLC and Asurion Co-Issuer Inc 8.375% 2/1/2034 (k)		45,000	44,783
Equitable Financial Life Global Funding 1.3% 7/12/2026 (k)		200,000	198,046
Equitable Financial Life Global Funding 5% 3/27/2030 (k)		146,000	149,550
Marsh & McLennan Cos Inc 2.375% 12/15/2031		210,000	189,402
MetLife Inc 5.3% 12/15/2034		410,000	426,538
Reinsurance Group of America Inc 5.75% 9/15/2034		230,000	240,977
RGA Global Funding 4.6% 11/25/2030 (k)		400,000	403,051
Unum Group 4% 6/15/2029		240,000	238,073
			1,952,388
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (k)		25,000	25,249
Starwood Property Trust Inc 3.625% 7/15/2026 (k)		2,000	1,988
Starwood Property Trust Inc 5.25% 10/15/2028 (k)		15,000	15,072
Starwood Property Trust Inc 5.75% 1/15/2031 (k)		25,000	25,261
Starwood Property Trust Inc 6% 4/15/2030 (k)		5,000	5,116
Starwood Property Trust Inc 6.5% 10/15/2030 (k)		115,000	119,848
Starwood Property Trust Inc 6.5% 7/1/2030 (k)		10,000	10,400
Starwood Property Trust Inc 7.25% 4/1/2029 (k)		50,000	52,393
			255,327
TOTAL FINANCIALS			14,843,281
Health Care - 1.5%
Biotechnology - 0.1%
Amgen Inc 3% 2/22/2029		260,000	253,740
Emergent BioSolutions Inc 3.875% 8/15/2028 (k)		36,000	31,477
			285,217
Health Care Providers & Services - 1.1%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (k)		25,000	25,809
Accendra Health Inc 6.625% 4/1/2030 (k)		83,000	39,934
AMN Healthcare Inc 4% 4/15/2029 (k)		36,000	34,287
Centene Corp 4.625% 12/15/2029		403,000	393,235
CHS/Community Health Systems Inc 4.75% 2/15/2031 (k)		276,000	253,228
CHS/Community Health Systems Inc 6.125% 4/1/2030 (k)		49,000	43,321
CHS/Community Health Systems Inc 9.75% 1/15/2034 (k)		15,000	15,807
CVS Health Corp 5% 9/15/2032		41,000	42,065
CVS Health Corp 6.75% 12/10/2054 (c)		218,000	226,758
CVS Health Corp 7% 3/10/2055 (c)		52,000	54,695
DaVita Inc 3.75% 2/15/2031 (k)		115,000	107,467
DaVita Inc 6.875% 9/1/2032 (k)		29,000	30,133
Encompass Health Corp 4.625% 4/1/2031		17,000	16,690
Humana Inc 3.7% 3/23/2029		130,000	127,823
Humana Inc 5.75% 12/1/2028		110,000	114,013
Molina Healthcare Inc 3.875% 11/15/2030 (k)		70,000	63,765
Molina Healthcare Inc 6.25% 1/15/2033 (k)		98,000	96,404
Molina Healthcare Inc 6.5% 2/15/2031 (k)		66,000	66,211
National Mentor Holdings Inc 10.5% 12/15/2030 (k)		32,000	31,882
Pediatrix Medical Group Inc 5.375% 2/15/2030 (k)		56,000	55,638
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (c)(k)		1,152	1,077
TEAM Services Holding Inc 9% 2/15/2033 (k)		34,000	33,257
Tenet Healthcare Corp 5.5% 11/15/2032 (k)		145,000	146,803
Tenet Healthcare Corp 6% 11/15/2033 (k)		10,000	10,334
Tenet Healthcare Corp 6.125% 10/1/2028		181,000	181,418
Tenet Healthcare Corp 6.125% 6/15/2030		10,000	10,199
US Acute Care Solutions LLC 9.75% 5/15/2029 (k)		47,000	47,015
			2,269,268
Health Care Technology - 0.1%
IQVIA Inc 5% 10/15/2026 (k)		95,000	94,897
IQVIA Inc 5% 5/15/2027 (k)		69,000	68,849
IQVIA Inc 6.25% 6/1/2032 (k)		75,000	77,151
			240,897
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 4.25% 5/1/2028 (k)		186,000	183,526
Fortrea Holdings Inc 7.5% 7/1/2030 (k)		15,000	14,312
			197,838
Pharmaceuticals - 0.1%
Bausch Health Americas Inc 8.5% 1/31/2027 (k)		20,000	19,820
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (k)		5,000	4,908
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (k)		117,000	103,967
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (k)		8,000	7,760
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (k)		50,000	46,598
Zoetis Inc 2% 5/15/2030		140,000	129,326
			312,379
TOTAL HEALTH CARE			3,305,599
Industrials - 0.9%
Aerospace & Defense - 0.2%
ATI Inc 4.875% 10/1/2029		130,000	129,831
ATI Inc 7.25% 8/15/2030		5,000	5,237
TransDigm Inc 4.875% 5/1/2029		6,000	5,989
TransDigm Inc 6% 1/15/2033 (k)		14,000	14,248
TransDigm Inc 6.125% 7/31/2034 (k)		25,000	25,393
TransDigm Inc 6.25% 1/31/2034 (k)		5,000	5,172
TransDigm Inc 6.375% 3/1/2029 (k)		125,000	128,282
TransDigm Inc 6.375% 5/31/2033 (k)		25,000	25,516
TransDigm Inc 6.625% 3/1/2032 (k)		5,000	5,180
TransDigm Inc 6.75% 1/31/2034 (k)		35,000	36,322
			381,170
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (k)		39,000	40,681
Building Products - 0.1%
Advanced Drainage Systems Inc 5.375% 3/1/2034 (k)		15,000	15,115
Advanced Drainage Systems Inc 6.375% 6/15/2030 (k)		7,000	7,122
Builders FirstSource Inc 6.375% 3/1/2034 (k)		48,000	49,441
Builders FirstSource Inc 6.75% 5/15/2035 (k)		35,000	36,525
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (k)		20,000	15,099
Carrier Global Corp 2.493% 2/15/2027		130,000	128,355
Carrier Global Corp 5.9% 3/15/2034		4,000	4,328
Carrier Global Corp 6.2% 3/15/2054		2,000	2,200
Cornerstone Building Brands Inc 6.125% 1/15/2029 (k)		33,000	16,470
Cornerstone Building Brands Inc 9.5% 8/15/2029 (k)		10,000	7,269
			281,924
Commercial Services & Supplies - 0.3%
ADT Security Corp/The 5.875% 10/15/2033 (k)		70,000	71,146
Artera Services LLC 8.5% 2/15/2031 (k)		169,000	141,279
Brand Industrial Services Inc 10.375% 8/1/2030 (k)		130,000	121,403
Neptune Bidco US Inc 9.5% 2/15/2033 (k)		20,000	19,576
OT Midco Inc 10% 2/15/2030 (k)		23,000	9,765
Reworld Holding Corp 4.875% 12/1/2029 (k)		255,000	245,749
			608,918
Construction & Engineering - 0.0%
AECOM 6% 8/1/2033 (k)		40,000	40,870
Electrical Equipment - 0.0%
WESCO Distribution Inc 5.25% 4/15/2031 (k)		25,000	24,956
WESCO Distribution Inc 5.5% 4/15/2034 (k)		30,000	30,233
			55,189
Ground Transportation - 0.1%
Uber Technologies Inc 4.15% 1/15/2031		71,000	70,722
Uber Technologies Inc 4.8% 9/15/2035		56,000	55,744
			126,466
Industrial Conglomerates - 0.1%
Trane Technologies Financing Ltd 3.8% 3/21/2029		130,000	129,994
Machinery - 0.1%
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (c)(k)		68,513	75,707
Columbus McKinnon Corp/NY 7.125% 2/1/2033 (k)		22,000	22,617
Enpro Inc 6.125% 6/1/2033 (k)		24,000	24,769
Otis Worldwide Corp 2.565% 2/15/2030		140,000	132,272
Terex Corp 6.25% 10/15/2032 (k)		46,000	47,374
			302,739
Professional Services - 0.0%
Verisk Analytics Inc 4.45% 3/15/2031		26,000	26,126
Trading Companies & Distributors - 0.0%
Herc Holdings Inc 7% 6/15/2030 (k)		35,000	36,677
Herc Holdings Inc 7.25% 6/15/2033 (k)		25,000	26,427
United Rentals North America Inc 6.125% 3/15/2034 (k)		15,000	15,714
			78,818
TOTAL INDUSTRIALS			2,072,895
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC / EMC Corp 4.15% 2/15/2029		73,000	73,261
Dell International LLC / EMC Corp 4.5% 2/15/2031		144,000	144,699
Dell International LLC / EMC Corp 4.75% 10/6/2032		96,000	96,898
Dell International LLC / EMC Corp 5.1% 2/15/2036		200,000	200,736
Dell International LLC / EMC Corp 6.2% 7/15/2030		110,000	118,188
			633,782
IT Services - 0.1%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (k)		50,000	49,144
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (k)		18,000	17,669
CoreWeave Inc 9% 2/1/2031 (k)		71,000	68,506
CoreWeave Inc 9.25% 6/1/2030 (k)		30,000	29,383
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (k)		128,000	119,748
			284,450
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Inc 4.2% 10/15/2030		212,000	213,189
Broadcom Inc 4.95% 1/15/2036		400,000	405,860
Entegris Inc 3.625% 5/1/2029 (k)		87,000	83,504
Entegris Inc 5.95% 6/15/2030 (k)		204,000	208,026
Micron Technology Inc 2.703% 4/15/2032		140,000	127,993
Micron Technology Inc 5.8% 1/15/2035		250,000	267,727
ON Semiconductor Corp 3.875% 9/1/2028 (k)		115,000	112,574
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (c)		6,967	5,162
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (c)(k)		2,820	3,014
			1,427,049
Software - 0.1%
Oracle Corp 3.6% 4/1/2040		96,000	72,547
Oracle Corp 4.55% 2/4/2029		10,000	10,019
Oracle Corp 4.95% 2/4/2031		8,000	7,984
Oracle Corp 5.35% 5/4/2033		10,000	10,034
Oracle Corp 5.7% 2/4/2036		8,000	8,004
Oracle Corp 6.55% 2/4/2046		13,000	12,668
Oracle Corp 6.7% 2/4/2056		8,000	7,758
Oracle Corp 6.85% 2/4/2066		2,000	1,915
Oracle Corp U.S. SOFR Averages Index + 1.11%, 4.777% 2/4/2029 (c)(e)		10,000	9,986
Rackspace Finance LLC 3.5% 5/15/2028 (k)		3,340	1,359
			142,274
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 4.125% 1/15/2031 (k)		63,000	60,003
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (k)		4,000	4,092
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (k)		10,000	10,292
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (k)		7,000	7,386
			81,773
TOTAL INFORMATION TECHNOLOGY			2,569,328
Materials - 0.6%
Chemicals - 0.5%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (c)(k)		28,278	24,460
Celanese US Holdings LLC 6.5% 4/15/2030		10,000	10,246
Celanese US Holdings LLC 6.75% 4/15/2033		63,000	64,594
Celanese US Holdings LLC 6.879% 7/15/2032 (c)		15,000	15,813
Celanese US Holdings LLC 7% 2/15/2031		35,000	36,054
Celanese US Holdings LLC 7.05% 11/15/2030 (c)		15,000	15,993
Celanese US Holdings LLC 7.2% 11/15/2033 (c)		10,000	10,743
Celanese US Holdings LLC 7.375% 2/15/2034		111,000	114,033
Chemours Co/The 4.625% 11/15/2029 (k)		174,000	164,815
Chemours Co/The 7.875% 3/15/2034 (b)(k)		20,000	19,975
GPD Cos Inc 12.5% 12/31/2029 pay-in-kind (k)		16,679	8,785
International Flavors & Fragrances Inc 2.3% 11/1/2030 (k)		74,000	67,482
Linde Finance BV 0.55% 5/19/2032 (o)	EUR	100,000	101,717
Mativ Holdings Inc 8% 10/1/2029 (k)		25,000	24,673
Olin Corp 5% 2/1/2030		31,000	30,146
Olin Corp 6.625% 4/1/2033 (k)		114,000	111,318
Olympus Water US Holding Corp 6.75% 8/1/2032 (k)		40,000	39,376
Olympus Water US Holding Corp 7.25% 2/15/2033 (k)		129,000	128,416
Perimeter Holdings LLC 6.25% 1/15/2034 (k)		15,000	15,068
Tronox Inc 4.625% 3/15/2029 (k)		44,000	34,020
			1,037,727
Construction Materials - 0.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (k)		67,000	69,633
Quikrete Holdings Inc 6.75% 3/1/2033 (k)		24,000	24,947
			94,580
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (k)		101,000	96,398
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (k)		90,000	92,116
Crown Americas LLC / Crown Americas Capital Corp 5.875% 6/1/2033 (k)		40,000	41,097
			229,611
Metals & Mining - 0.0%
Commercial Metals Co 5.75% 11/15/2033 (k)		30,000	30,609
Commercial Metals Co 6% 12/15/2035 (k)		14,000	14,339
			44,948
TOTAL MATERIALS			1,406,866
Real Estate - 1.5%
Diversified REITs - 0.1%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (k)		23,000	21,735
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (k)		40,000	40,568
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (k)		15,000	15,213
WP Carey Inc 2.45% 2/1/2032		220,000	196,875
			274,391
Health Care REITs - 0.2%
Alexandria Real Estate Equities Inc 2% 5/18/2032		220,000	189,082
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		10,000	8,639
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		146,000	143,081
			340,802
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 5.75% 3/15/2034 (b)(k)		15,000	15,109
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (k)		18,000	18,699
			33,808
Industrial REITs - 0.1%
Prologis LP 2.875% 11/15/2029		200,000	192,770
Office REITs - 0.4%
Boston Properties LP 6.75% 12/1/2027		17,000	17,739
COPT Defense Properties LP 2% 1/15/2029		150,000	141,610
COPT Defense Properties LP 4.5% 10/15/2030		15,000	15,065
Hudson Pacific Properties LP 5.95% 2/15/2028		108,000	103,761
Kilroy Realty LP 2.5% 11/15/2032		750,000	628,816
			906,991
Real Estate Management & Development - 0.2%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (k)		3,200	3,234
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (k)		29,000	28,587
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (k)		47,000	50,643
CBRE Services Inc 2.5% 4/1/2031		140,000	127,729
Taylor Morrison Communities Inc 5.125% 8/1/2030 (k)		145,000	146,264
Taylor Morrison Communities Inc 5.75% 11/15/2032 (k)		10,000	10,333
			366,790
Retail REITs - 0.4%
Brixmor Operating Partnership LP 4.85% 2/15/2033		124,000	125,093
Brixmor Operating Partnership LP 5.2% 4/1/2032		101,000	104,318
Brixmor Operating Partnership LP 5.75% 2/15/2035		180,000	190,811
Phillips Edison Grocery Center Operating Partnership I LP 2.625% 11/15/2031		500,000	454,191
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033		53,000	53,093
Regency Centers LP 4.5% 3/15/2033		38,000	38,013
Regency Centers LP 5.1% 1/15/2035		32,000	32,719
			998,238
Specialized REITs - 0.1%
American Tower Corp 4.7% 12/15/2032		227,000	229,612
TOTAL REAL ESTATE			3,343,402
Utilities - 2.0%
Electric Utilities - 1.0%
Consolidated Edison Co of New York Inc 3.35% 4/1/2030		190,000	185,400
Consolidated Edison Co of New York Inc 5.375% 5/15/2034		200,000	210,633
DPL LLC/Ohio 4.35% 4/15/2029		205,000	201,913
Duke Energy Carolinas LLC 3.95% 11/15/2028		170,000	170,777
Duke Energy Corp 5.45% 6/15/2034		200,000	209,883
Edison International 4.8% 3/15/2031		17,000	16,990
Edison International 7.875% 6/15/2054 (c)		47,000	48,929
Edison International 8.125% 6/15/2053 (c)		35,000	36,382
Northern States Power Co/MN 2.25% 4/1/2031		265,000	242,813
NRG Energy Inc 5.75% 1/15/2034 (k)		55,000	55,752
NRG Energy Inc 5.75% 7/15/2029 (k)		101,000	101,175
NRG Energy Inc 6% 1/15/2036 (k)		55,000	55,972
NRG Energy Inc 6% 2/1/2033 (k)		5,000	5,121
NRG Energy Inc 6.25% 11/1/2034 (k)		14,000	14,478
Oncor Electric Delivery Co LLC 4.15% 6/1/2032		130,000	128,822
PG&E Corp 5% 7/1/2028		35,000	34,907
PG&E Corp 5.25% 7/1/2030		235,000	235,195
PG&E Corp 7.375% 3/15/2055 (c)		41,000	42,434
Wisconsin Electric Power Co 4.75% 9/30/2032		125,000	128,624
XPLR Infrastructure Operating Partners LP 4.5% 9/15/2027 (k)		2,000	1,991
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (k)		64,000	66,429
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (k)		80,000	82,948
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (k)		21,000	22,236
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (k)		61,000	64,568
			2,364,372
Independent Power and Renewable Electricity Producers - 0.5%
AES Corp/The 2.45% 1/15/2031		527,000	488,685
AES Corp/The 5.8% 3/15/2032		250,000	261,154
AES Corp/The 6.95% 7/15/2055 (c)		27,000	26,089
Sunnova Energy Corp 5.875% (h)(i)(k)		36,000	89
Talen Energy Supply LLC 6.5% 2/1/2036 (k)		25,000	25,704
TerraForm Power Operating LLC 4.75% 1/15/2030 (k)		218,000	213,124
			1,014,845
Multi-Utilities - 0.5%
Dominion Energy Inc 2.25% 8/15/2031		409,000	369,255
NiSource Inc 1.7% 2/15/2031		370,000	328,007
NiSource Inc 5.35% 4/1/2034		150,000	156,577
Puget Energy Inc 4.224% 3/15/2032		255,000	249,232
			1,103,071
TOTAL UTILITIES			4,482,288
TOTAL UNITED STATES			39,809,218
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 6.375% 2/15/2036 (k)		50,000	50,161
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $53,177,652)			54,513,422

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 11.25% (l) (Cost $17,022)	185	18,500

Preferred Securities - 0.1%
		Principal Amount (a)	Value ($)
SPAIN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Europe BV 2.502% (c)(n)(o)	EUR	100,000	119,938
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.0%
Citigroup Inc 6.5% (c)(n)		10,000	10,181
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (c)(n)		79,000	78,912
Insurance - 0.0%
Alliant Holdings LP 10.5% (c)(h)(n)		5,141	5,192
TOTAL FINANCIALS			94,285
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 4.125% (c)(n)		57,000	57,012
TOTAL UNITED STATES			151,297
TOTAL PREFERRED SECURITIES (Cost $245,432)			271,235

U.S. Government Agency - Mortgage Securities - 18.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 18.1%
Fannie Mae 2.5% 6/1/2052	172,211	151,980
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	12,579	11,533
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	12,771	11,681
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	14,051	12,853
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	13,557	12,401
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	161,121	147,133
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	13,859	12,655
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	444,947	406,317
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	14,833	13,545
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	25,609	21,438
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	15,377	12,872
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	40,982	36,856
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	17,081	14,299
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	16,856	14,111
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	29,330	24,645
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	188,411	157,726
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	17,351	14,520
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	16,539	13,913
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	16,605	13,979
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	54,004	45,462
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	91,317	76,902
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	81,710	68,786
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	49,543	41,707
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	28,291	23,657
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	19,176	16,035
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	242,983	218,247
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	63,211	59,388
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	38,611	36,276
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	50,019	41,779
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	47,416	39,724
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	44,012	41,185
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	15,134	12,674
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	14,042	11,764
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	14,840	12,432
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	19,540	17,233
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	18,047	15,916
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	17,741	15,645
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	45,911	40,231
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	38,414	33,662
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049	138,642	121,922
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	18,104	15,966
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	153,828	134,988
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	106,221	93,742
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	171,451	149,220
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	39,585	36,092
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	47,352	42,848
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	42,719	38,949
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	38,263	34,982
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	129,418	120,262
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	172,590	158,493
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	55,919	50,879
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	147,317	135,560
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	237,032	217,967
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	40,162	36,807
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	21,492	20,676
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	161,314	156,027
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	19,656	18,922
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	85,558	82,175
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	45,211	43,711
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	37,853	36,647
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	895,359	845,688
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	13,043	12,556
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	36,603	35,963
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	314,724	317,074
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	148,341	155,383
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	76,013	78,742
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	65,803	69,086
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	183,224	191,679
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	67,963	70,000
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	21,133	21,767
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	41,112	42,345
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	142,052	148,840
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	46,106	48,147
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	220,644	229,930
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	169,511	174,539
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	198,440	210,033
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	85,493	90,595
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	11,499	12,000
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	198,644	209,861
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	69,299	73,650
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	140,476	149,220
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	115,985	123,350
Freddie Mac Gold Pool 1.5% 1/1/2036	12,749	11,662
Freddie Mac Gold Pool 1.5% 11/1/2035	16,230	14,882
Freddie Mac Gold Pool 1.5% 2/1/2036	13,630	12,468
Freddie Mac Gold Pool 1.5% 3/1/2036	13,256	12,126
Freddie Mac Gold Pool 1.5% 4/1/2036	200,008	182,644
Freddie Mac Gold Pool 1.5% 4/1/2041	115,755	99,981
Freddie Mac Gold Pool 1.5% 4/1/2051	104,530	83,072
Freddie Mac Gold Pool 1.5% 5/1/2036	14,689	13,414
Freddie Mac Gold Pool 1.5% 6/1/2036	14,750	13,469
Freddie Mac Gold Pool 2% 1/1/2051	35,727	29,897
Freddie Mac Gold Pool 2% 1/1/2051	18,199	15,230
Freddie Mac Gold Pool 2% 1/1/2051	17,294	14,542
Freddie Mac Gold Pool 2% 1/1/2052	80,540	67,726
Freddie Mac Gold Pool 2% 11/1/2050	298,282	249,705
Freddie Mac Gold Pool 2% 12/1/2051	61,970	52,110
Freddie Mac Gold Pool 2% 2/1/2052	28,427	23,940
Freddie Mac Gold Pool 2% 3/1/2052	48,764	40,914
Freddie Mac Gold Pool 2% 4/1/2052	45,511	38,185
Freddie Mac Gold Pool 2% 7/1/2051	28,854	24,101
Freddie Mac Gold Pool 2% 8/1/2050	14,851	12,507
Freddie Mac Gold Pool 2% 9/1/2050	84,600	70,822
Freddie Mac Gold Pool 2.5% 10/1/2051	47,657	41,760
Freddie Mac Gold Pool 2.5% 11/1/2050	48,913	43,258
Freddie Mac Gold Pool 2.5% 11/1/2051	40,059	35,353
Freddie Mac Gold Pool 2.5% 12/1/2051	20,171	17,788
Freddie Mac Gold Pool 2.5% 2/1/2050	62,581	55,033
Freddie Mac Gold Pool 2.5% 4/1/2042	109,172	100,056
Freddie Mac Gold Pool 2.5% 4/1/2052	230,887	203,619
Freddie Mac Gold Pool 2.5% 5/1/2051	42,001	37,067
Freddie Mac Gold Pool 3% 1/1/2052	30,482	27,735
Freddie Mac Gold Pool 3% 10/1/2049	11,752	10,770
Freddie Mac Gold Pool 3% 3/1/2050	21,200	19,376
Freddie Mac Gold Pool 3% 3/1/2052	17,964	16,345
Freddie Mac Gold Pool 3% 4/1/2050	21,348	19,511
Freddie Mac Gold Pool 3% 5/1/2051	40,394	36,905
Freddie Mac Gold Pool 3% 6/1/2052	49,828	45,338
Freddie Mac Gold Pool 3.5% 11/1/2047	9,396	9,039
Freddie Mac Gold Pool 3.5% 2/1/2043	19,564	18,944
Freddie Mac Gold Pool 3.5% 7/1/2042	12,113	11,735
Freddie Mac Gold Pool 3.5% 7/1/2047	11,000	10,589
Freddie Mac Gold Pool 3.5% 8/1/2047	16,967	16,333
Freddie Mac Gold Pool 3.5% 9/1/2042	27,018	26,159
Freddie Mac Gold Pool 3.5% 9/1/2042	15,075	14,590
Freddie Mac Gold Pool 4% 10/1/2052	35,535	34,958
Freddie Mac Gold Pool 4% 2/1/2053	129,240	126,942
Freddie Mac Gold Pool 5% 12/1/2052	37,710	38,402
Freddie Mac Gold Pool 6% 12/1/2052	38,565	40,309
Freddie Mac Gold Pool 6% 2/1/2055	152,683	159,825
Freddie Mac Gold Pool 6% 4/1/2054	80,478	84,192
Freddie Mac Gold Pool 6% 4/1/2054	24,105	25,119
Freddie Mac Gold Pool 6% 8/1/2055	144,587	151,452
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	134,691	140,821
Ginnie Mae I Pool 3.5% 7/20/2052	92,946	88,163
Ginnie Mae I Pool 3.5% 8/20/2052	22,237	21,079
Ginnie Mae I Pool 3.5% 9/20/2052	186,388	176,681
Ginnie Mae I Pool 4% 10/20/2052	82,152	79,666
Ginnie Mae I Pool 4.5% 4/20/2053	83,253	82,831
Ginnie Mae II Pool 2% 1/20/2051	172,817	146,498
Ginnie Mae II Pool 2% 1/20/2052	1,095,691	928,481
Ginnie Mae II Pool 2% 10/20/2050	172,775	146,430
Ginnie Mae II Pool 2% 11/20/2050	43,037	36,483
Ginnie Mae II Pool 2% 12/20/2050	84,671	71,756
Ginnie Mae II Pool 2% 2/20/2051	18,322	15,526
Ginnie Mae II Pool 2% 3/20/2052	220,660	187,055
Ginnie Mae II Pool 2% 9/20/2050	46,470	39,480
Ginnie Mae II Pool 2% 9/20/2051	894,493	757,987
Ginnie Mae II Pool 2.5% 10/20/2051	142,031	125,374
Ginnie Mae II Pool 2.5% 12/20/2051	239,300	211,234
Ginnie Mae II Pool 2.5% 5/20/2052	392,024	346,077
Ginnie Mae II Pool 2.5% 8/20/2051	258,587	228,259
Ginnie Mae II Pool 3% 4/20/2052	377,102	346,013
Ginnie Mae II Pool 3% 8/20/2051	281,357	258,118
Ginnie Mae II Pool 3.5% 8/20/2047	57,508	55,191
Ginnie Mae II Pool 4% 10/20/2055	148,755	143,161
Ginnie Mae II Pool 4.5% 11/20/2054	730,165	722,927
Ginnie Mae II Pool 4.5% 5/20/2054	24,463	24,224
Ginnie Mae II Pool 5% 3/1/2056 (b)	650,000	652,285
Ginnie Mae II Pool 5% 4/1/2056 (b)	650,000	651,396
Ginnie Mae II Pool 5.5% 1/20/2055	64,851	65,785
Ginnie Mae II Pool 5.5% 2/20/2055	122,620	124,348
Ginnie Mae II Pool 5.5% 3/1/2056 (b)	1,700,000	1,721,890
Ginnie Mae II Pool 5.5% 4/1/2056 (b)	1,200,000	1,214,185
Ginnie Mae II Pool 5.5% 5/20/2055	44,924	45,536
Ginnie Mae II Pool 6% 3/1/2056 (b)	1,575,000	1,606,950
Ginnie Mae II Pool 6% 4/1/2056 (b)	600,000	611,749
Ginnie Mae II Pool 6.5% 3/1/2056 (b)	300,000	311,774
Ginnie Mae II Pool 6.5% 4/1/2056 (b)	150,000	155,699
Uniform Mortgage Backed Securities 2% 3/1/2056 (b)	3,675,000	3,043,503
Uniform Mortgage Backed Securities 2% 4/1/2056 (b)	2,300,000	1,904,957
Uniform Mortgage Backed Securities 2.5% 3/1/2056 (b)	2,000,000	1,731,953
Uniform Mortgage Backed Securities 3% 3/1/2056 (b)	1,250,000	1,130,322
Uniform Mortgage Backed Securities 3.5% 3/1/2056 (b)	900,000	848,180
Uniform Mortgage Backed Securities 4% 3/1/2056 (b)	25,000	24,299
Uniform Mortgage Backed Securities 4.5% 3/1/2056 (b)	775,000	766,342
Uniform Mortgage Backed Securities 5% 3/1/2041 (b)	1,800,000	1,827,352
Uniform Mortgage Backed Securities 5% 3/1/2056 (b)	150,000	150,680
Uniform Mortgage Backed Securities 5% 4/1/2041 (b)	1,025,000	1,039,975
Uniform Mortgage Backed Securities 5.5% 3/1/2056 (b)	2,725,000	2,768,856
Uniform Mortgage Backed Securities 6% 3/1/2056 (b)	1,400,000	1,436,039
Uniform Mortgage Backed Securities 6% 4/1/2056 (b)	200,000	205,125
Uniform Mortgage Backed Securities 6.5% 3/1/2056 (b)	1,700,000	1,765,410
TOTAL UNITED STATES		40,776,449
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $40,109,165)		40,776,449

U.S. Treasury Obligations - 50.0%
	Yield (%) (p)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.25% 2/15/2052	2.81	2,349,000	1,486,018
US Treasury Bonds 3.25% 5/15/2042	3.24	100,000	85,969
US Treasury Bonds 3.625% 2/15/2053	3.63 to 3.76	182,000	152,780
US Treasury Bonds 3.625% 5/15/2053	3.90	110,000	92,284
US Treasury Bonds 4% 11/15/2042	3.84	225,000	212,238
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	1,233,000	1,107,773
US Treasury Bonds 4.125% 8/15/2053	4.18 to 4.77	570,000	522,908
US Treasury Bonds 4.25% 2/15/2054	4.35 to 4.78	3,810,000	3,569,048
US Treasury Bonds 4.25% 8/15/2054	4.39 to 4.66	1,055,500	988,954
US Treasury Bonds 4.5% 11/15/2054	4.55 to 4.78	2,314,000	2,260,670
US Treasury Bonds 4.5% 2/15/2044	4.62 to 4.76	609,000	607,073
US Treasury Bonds 4.625% 11/15/2044 (q)	4.94	155,000	156,459
US Treasury Bonds 4.625% 11/15/2055	4.82 to 4.92	3,343,000	3,337,254
US Treasury Bonds 4.625% 2/15/2046	4.57 to 4.61	61,000	61,429
US Treasury Bonds 4.625% 2/15/2055	4.54 to 4.85	1,519,000	1,514,965
US Treasury Bonds 4.625% 5/15/2054	4.44 to 4.65	1,280,000	1,275,900
US Treasury Bonds 4.75% 2/15/2056	4.69	500,000	509,531
US Treasury Bonds 4.75% 5/15/2055	4.80 to 4.95	3,503,000	3,564,987
US Treasury Bonds 4.75% 8/15/2055	4.66 to 4.91	2,868,000	2,920,431
US Treasury Bonds 5% 5/15/2045	4.69 to 4.99	578,000	611,009
US Treasury Notes 3.5% 11/30/2030	3.69	3,300,000	3,298,195
US Treasury Notes 3.625% 12/31/2030	3.85	2,600,000	2,611,984
US Treasury Notes 3.625% 9/30/2031	3.63 to 4.10	3,014,000	3,019,063
US Treasury Notes 3.75% 1/31/2031	3.62 to 3.80	2,130,000	2,151,633
US Treasury Notes 3.75% 10/31/2032	3.89	1,005,000	1,007,827
US Treasury Notes 3.75% 11/30/2032	3.90 to 3.94	8,300,000	8,322,371
US Treasury Notes 3.75% 12/31/2030	4.08	35,000	35,347
US Treasury Notes 3.75% 5/31/2030	3.57 to 3.75	24,000	24,249
US Treasury Notes 3.75% 8/31/2031	3.60 to 3.65	2,010,000	2,026,488
US Treasury Notes 3.875% 12/31/2027	3.70 to 3.96	700,000	705,695
US Treasury Notes 3.875% 12/31/2032	4.02 to 4.07	1,058,000	1,068,415
US Treasury Notes 3.875% 4/30/2030	4.00	1,000,000	1,015,313
US Treasury Notes 3.875% 7/31/2030	3.70	1,100,000	1,117,273
US Treasury Notes 3.875% 8/15/2034	4.07 to 4.27	4,264,000	4,270,201
US Treasury Notes 3.875% 8/31/2032	3.81 to 3.98	2,060,000	2,082,692
US Treasury Notes 3.875% 9/30/2032	3.74 to 3.77	2,620,000	2,647,838
US Treasury Notes 4% 1/31/2029	4.25	150,000	152,508
US Treasury Notes 4% 1/31/2033	3.74 to 4.06	5,454,000	5,547,741
US Treasury Notes 4% 11/15/2035	4.15 to 4.28	3,880,000	3,893,944
US Treasury Notes 4% 2/15/2034	3.87 to 4.74	1,650,000	1,671,721
US Treasury Notes 4% 3/31/2030	3.96	150,000	153,000
US Treasury Notes 4% 4/30/2032	4.00 to 4.29	2,888,000	2,943,391
US Treasury Notes 4% 5/31/2030	3.93 to 3.97	3,360,000	3,428,512
US Treasury Notes 4% 6/30/2032	4.04 to 4.22	1,760,000	1,793,137
US Treasury Notes 4% 7/31/2029	3.65 to 3.83	2,080,000	2,118,692
US Treasury Notes 4% 7/31/2032	3.92 to 4.03	1,575,000	1,604,224
US Treasury Notes 4.125% 10/31/2031	4.23 to 4.39	1,370,000	1,406,498
US Treasury Notes 4.125% 11/30/2031	4.52 to 4.56	1,400,000	1,437,242
US Treasury Notes 4.125% 2/15/2036	4.05	1,220,000	1,236,203
US Treasury Notes 4.125% 2/29/2032	4.12 to 4.22	2,010,000	2,062,684
US Treasury Notes 4.125% 3/31/2032	3.88 to 4.03	1,100,000	1,128,918
US Treasury Notes 4.125% 5/31/2032	3.99 to 4.31	2,030,000	2,082,756
US Treasury Notes 4.25% 11/15/2034	4.22 to 4.44	230,000	236,298
US Treasury Notes 4.25% 5/15/2035	4.24 to 4.48	4,183,000	4,290,353
US Treasury Notes 4.25% 6/30/2029	4.10 to 4.35	1,130,000	1,159,398
US Treasury Notes 4.25% 8/15/2035	4.09 to 4.21	3,721,000	3,813,444
US Treasury Notes 4.375% 5/15/2034	3.80 to 4.55	890,000	924,036
US Treasury Notes 4.5% 12/31/2031	4.42 to 4.71	3,900,000	4,079,918
US Treasury Notes 4.625% 2/15/2035	4.17 to 4.24	2,270,000	2,395,205
US Treasury Notes 4.625% 4/30/2029	4.72	15,000	15,541
US Treasury Notes 4.625% 9/30/2028	4.64 to 4.81	1,100,000	1,133,473
US Treasury Notes 4.75% 2/15/2045	4.69	30,000	30,749
US Treasury Notes 4.875% 10/31/2028	4.43 to 4.81	1,600,000	1,659,875
TOTAL U.S. TREASURY OBLIGATIONS (Cost $111,555,990)			112,841,725

Money Market Funds - 11.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (r) (Cost $26,100,644)	3.70	26,095,424	26,100,644

TOTAL INVESTMENT IN SECURITIES - 111.4% (Cost $247,850,547)	251,299,911
NET OTHER ASSETS (LIABILITIES) - (11.4)%	(25,783,040)
NET ASSETS - 100.0%	225,516,871

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 3/1/2056	(650,000)	(652,285)
Ginnie Mae II Pool 5.5% 3/1/2056	(1,600,000)	(1,620,601)
Ginnie Mae II Pool 6% 3/1/2056	(1,050,000)	(1,071,300)
Ginnie Mae II Pool 6.5% 3/1/2056	(300,000)	(311,774)
Uniform Mortgage Backed Securities 2% 3/1/2056	(2,300,000)	(1,904,778)
Uniform Mortgage Backed Securities 3.5% 3/1/2056	(900,000)	(848,180)
Uniform Mortgage Backed Securities 5% 3/1/2041	(1,025,000)	(1,040,575)
Uniform Mortgage Backed Securities 6% 3/1/2056	(200,000)	(205,148)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(7,654,641)

TOTAL TBA SALE COMMITMENTS (Proceeds $7,615,366)		(7,654,641)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	4	6/2026	466,813	4,243
CBOT 2Y US Treasury Notes Contracts (United States)	3	6/2026	627,703	885
CBOT 5Y US Treasury Notes Contracts (United States)	10	6/2026	1,101,172	6,528
CBOT US Treasury Long Bond Contracts (United States)	2	6/2026	236,813	2,372

TOTAL LONG				14,028

SHORT

Interest Rate Contracts
Eurex Euro-Bobl Contracts (Germany)	(6)	3/2026	(832,744)	(7,468)
Eurex Euro-Bund Contracts (Germany)	(2)	3/2026	(307,760)	(4,314)

TOTAL SHORT				(11,782)

TOTAL FUTURES CONTRACTS				2,246
The notional amount of long futures as a percentage of Net Assets is 1.1%.
The notional amount of short futures as a percentage of Net Assets is 0.5%.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	95,363	USD	69,942	BNP Paribas SA	3/2026	(30)
EUR	196,000	USD	231,073	JPMorgan Chase Bank NA	3/2026	521
USD	96,166	AUD	138,000	JPMorgan Chase Bank NA	4/2026	(2,018)
USD	77,182	CAD	105,000	BNP Paribas SA	4/2026	29
USD	320,972	CAD	435,000	Bank of America NA	4/2026	1,336
USD	7,448,726	EUR	6,202,000	BNP Paribas SA	4/2026	101,223
USD	20,141	EUR	17,000	Citibank NA	4/2026	1
USD	225,748	EUR	191,000	JPMorgan Chase Bank NA	4/2026	(529)
USD	39,375	EUR	33,000	JPMorgan Chase Bank NA	4/2026	280
USD	1,255,085	GBP	912,000	Goldman Sachs Bank USA	4/2026	25,813

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						126,626
Unrealized Appreciation						129,203
Unrealized Depreciation						(2,577)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $1,843 and $1,733, respectively.

(g)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(h)	Level 3 security.
(i)	Non-income producing - Security is in default.
(j)	Non-income producing.
(k)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,591,986 or 12.7% of net assets.

(l)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(m)	Zero coupon bond which is issued at a discount.
(n)	Security is perpetual in nature with no stated maturity date.
(o)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $8,528,484 or 3.8% of net assets.

(p)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(q)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $80,753.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	15,379,092	43,480,902	32,759,316	395,341	(34)	-	26,100,644	26,095,424	0.0%
Total	15,379,092	43,480,902	32,759,316	395,341	(34)	-	26,100,644

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	11,932,831	-	11,932,831	-

Bank Loan Obligations
Communication Services	47,499	-	47,499	-
Consumer Discretionary	252,030	-	251,093	937
Consumer Staples	20,922	-	14,663	6,259
Energy	78,523	-	74,766	3,757
Financials	35,340	-	35,340	-
Health Care	206,108	-	204,679	1,429
Industrials	247,928	-	227,821	20,107
Information Technology	154,764	-	154,764	-
Materials	258,270	-	258,270	-
Utilities	48,819	-	48,819	-

Commercial Mortgage Securities	904,325	-	904,325	-

Common Stocks
Communication Services	19,971	-	-	19,971
Health Care	3,557	-	-	3,557

Convertible Corporate Bonds
Communication Services	125,202	-	125,202	-
Energy	39,119	-	39,119	-
Financials	71,625	-	71,625	-
Information Technology	128,595	-	128,595	-
Utilities	27,789	-	27,789	-

Convertible Preferred Stocks
Consumer Discretionary	26,912	-	26,912	-
Financials	24,094	-	-	24,094
Information Technology	30,229	-	30,229	-

Foreign Government and Government Agency Obligations	2,093,484	-	2,093,484	-

Non-Convertible Corporate Bonds
Communication Services	4,281,001	-	4,281,001	-
Consumer Discretionary	3,681,905	-	3,681,905	-
Consumer Staples	1,537,330	-	1,537,330	-
Energy	1,408,235	-	1,408,235	-
Financials	22,155,076	-	22,155,076	-
Health Care	3,663,802	-	3,663,802	-
Industrials	2,267,323	-	2,267,323	-
Information Technology	3,101,504	-	3,101,504	-
Materials	1,952,384	-	1,952,384	-
Real Estate	3,817,544	-	3,817,544	-
Utilities	6,647,318	-	6,647,229	89

Non-Convertible Preferred Stocks
Information Technology	18,500	18,500	-	-

Preferred Securities
Communication Services	119,938	-	119,938	-
Financials	94,285	-	89,093	5,192
Industrials	57,012	-	57,012	-

U.S. Government Agency - Mortgage Securities	40,776,449	-	40,776,449	-

U.S. Treasury Obligations	112,841,725	-	112,841,725	-

Money Market Funds	26,100,644	26,100,644	-	-
Total Investments in Securities:	251,299,911	26,119,144	225,095,375	85,392
Derivative Instruments:

Assets
Futures Contracts	14,028	14,028	-	-
Forward Foreign Currency Contracts	129,203	-	129,203	-
Total Assets	143,231	14,028	129,203	-

Liabilities
Futures Contracts	(11,782)	(11,782)	-	-
Forward Foreign Currency Contracts	(2,577)	-	(2,577)	-
Total Liabilities	(14,359)	(11,782)	(2,577)	-
Total Derivative Instruments:	128,872	2,246	126,626	-
Other Financial Instruments:

TBA Sale Commitments	(7,654,641)	-	(7,654,641)	-
Total Other Financial Instruments:	(7,654,641)	-	(7,654,641)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	129,203	(2,577)
Total Foreign Exchange Risk	129,203	(2,577)
Interest Rate Risk
Futures Contracts (b)	14,028	(11,782)
Total Interest Rate Risk	14,028	(11,782)
Total Value of Derivatives	143,231	(14,359)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $221,749,903)	$225,199,267
Fidelity Central Funds (cost $26,100,644)	26,100,644

Total Investment in Securities (cost $247,850,547)		$251,299,911
Cash		86,688
Foreign currency held at value (cost $52,839)		52,597
Receivable for investments sold		502,982
Receivable for TBA sale commitments		7,615,366
Unrealized appreciation on forward foreign currency contracts		129,203
Receivable for fund shares sold		769,661
Dividends receivable		175
Interest receivable		1,837,159
Distributions receivable from Fidelity Central Funds		67,357
Receivable for daily variation margin on futures contracts		2,857
Prepaid expenses		72
Receivable from investment adviser for expense reductions		22,506
Other receivables		39
Total assets		262,386,573
Liabilities
Payable for investments purchased
Regular delivery	$2,763,957
Delayed delivery	25,897,026
TBA sale commitments, at value	7,654,641
Unrealized depreciation on forward foreign currency contracts	2,577
Payable for fund shares redeemed	404,848
Distributions payable	17,695
Accrued management fee	49,894
Payable for daily variation margin on centrally cleared swaps	7
Other payables and accrued expenses	79,057
Total liabilities		36,869,702
Net Assets		$225,516,871
Net Assets consist of:
Paid in capital		$222,414,800
Total accumulated earnings (loss)		3,102,071
Net Assets		$225,516,871
Net Asset Value, offering price and redemption price per share ($225,516,871 ÷ 23,851,509 shares)		$9.46
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Dividends		$3,728
Interest		3,850,954
Income from Fidelity Central Funds		395,341
Total income		4,250,023
Expenses
Management fee	$262,864
Custodian fees and expenses	9,404
Independent trustees' fees and expenses	186
Registration fees	29,087
Audit fees	69,153
Legal	401
Miscellaneous	197
Total expenses before reductions	371,292
Expense reductions	(39,432)
Total expenses after reductions		331,860
Net Investment income (loss)		3,918,163
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	600,680
Fidelity Central Funds	(34)
Forward foreign currency contracts	(54,632)
Foreign currency transactions	5,787
Futures contracts	33,933
Total net realized gain (loss)		585,734
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,753,848
Forward foreign currency contracts	46,091
Assets and liabilities in foreign currencies	(3,299)
Futures contracts	(18,002)
TBA sale commitments	27,644
Total change in net unrealized appreciation (depreciation)		2,806,282
Net gain (loss)		3,392,016
Net increase (decrease) in net assets resulting from operations		$7,310,179
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,918,163	$5,231,223
Net realized gain (loss)	585,734	(560,509)
Change in net unrealized appreciation (depreciation)	2,806,282	192,152
Net increase (decrease) in net assets resulting from operations	7,310,179	4,862,866
Distributions to shareholders	(4,181,458)	(4,913,409)

Share transactions
Proceeds from sales of shares	79,529,427	105,625,183
Reinvestment of distributions	4,079,368	4,770,685
Cost of shares redeemed	(22,691,893)	(32,258,504)

Net increase (decrease) in net assets resulting from share transactions	60,916,902	78,137,364
Total increase (decrease) in net assets	64,045,623	78,086,821

Net Assets
Beginning of period	161,471,248	83,384,427
End of period	$225,516,871	$161,471,248

Other Information
Shares
Sold	8,483,641	11,450,900
Issued in reinvestment of distributions	435,157	516,167
Redeemed	(2,418,997)	(3,493,220)
Net increase (decrease)	6,499,801	8,473,847

Financial Highlights
Fidelity® SAI Sustainable Core Plus Bond Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.31	$9.39	$9.10	$9.50	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.197	.404	.409	.374	.107
Net realized and unrealized gain (loss)	.163	(.104)	.238	(.412)	(.519)
Total from investment operations	.360	.300	.647	(.038)	(.412)
Distributions from net investment income	(.210)	(.380)	(.357)	(.362)	(.088)
Total distributions	(.210)	(.380)	(.357)	(.362)	(.088)
Net asset value, end of period	$9.46	$9.31	$9.39	$9.10	$9.50
Total Return D,E	3.80%	3.30%	7.31%	(.37)%	(4.13)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.40% H	.49%	.62%	.96%	.94% H,I
Expenses net of fee waivers, if any	.36 % H	.36%	.36%	.36%	.36% H
Expenses net of all reductions, if any	.36% H	.36%	.35%	.35%	.36% H
Net investment income (loss)	4.24% H	4.40%	4.50%	4.06%	2.85% H
Supplemental Data
Net assets, end of period (000 omitted)	$225,517	$161,471	$83,384	$33,762	$24,303
Portfolio turnover rate J	177 % H	210%	364%	274%	124% I

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity SAI Sustainable Core Plus Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to future contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, certain conversion ratio adjustments, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,485,157
Gross unrealized depreciation	(1,269,880)
Net unrealized appreciation (depreciation)	$4,215,277
Tax cost	$247,174,200

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(732,293)
Long-term	(165,842)
Total capital loss carryforward	$(898,135)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity SAI Sustainable Core Plus Bond Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	(54,632)	46,091
Total Foreign Exchange Risk	(54,632)	46,091
Interest Rate Risk
Futures Contracts	33,933	(18,002)
Total Interest Rate Risk	33,933	(18,002)
Totals	(20,699)	28,089

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Core Plus Bond Fund	132,237,716	107,781,448
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity SAI Sustainable Core Plus Bond Fund	2

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity SAI Sustainable Core Plus Bond Fund	89

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .36% of average net assets. This reimbursement will remain in place through December 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $38,761.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $671.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Sustainable Core Plus Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund or all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9904894.103
SSU-SANN-0426
Fidelity® Sustainable Low Duration Bond Fund

Semi-Annual Report
February 28, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Sustainable Low Duration Bond Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 21.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 21.5%
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	18,861	18,885
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (b)	83,949	84,045
Ally Auto Receivables Trust Series 2025-1 Class A2, 4.03% 7/17/2028	135,000	135,081
ARI Fleet Lease Trust Series 2026-A Class A2, 3.96% 11/15/2034 (b)	100,000	100,246
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	53,205	53,308
AutoNation Finance Trust Series 2026-1A Class A2, 3.95% 1/11/2029 (b)	150,000	150,166
Barings Equipment Finance LLC Series 2026-A Class A2, 3.89% 4/13/2029 (b)	110,000	110,146
BMW Vehicle Lease Trust Series 2025-1 Class A2A, 4.43% 9/27/2027	92,023	92,309
BMW Vehicle Lease Trust Series 2025-1 Class A3, 4.43% 6/26/2028	185,000	186,525
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	18,731	18,761
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	160,000	158,727
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	23,025	23,046
Capital One Prime Auto Receivables Trust Series 2025-1 Class A2A, 3.88% 1/16/2029	140,000	140,109
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	7,619	7,628
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029	170,000	171,876
CarMax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	12,539	12,556
CarMax Auto Owner Trust Series 2025-1 Class A2A, 4.63% 3/15/2028	30,273	30,331
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	42,859	42,988
CarMax Auto Owner Trust Series 2025-3 Class A2A, 4.42% 8/15/2028	111,575	111,810
Carmax Auto Owner Trust Series 2025-4 Class A2A, 3.95% 3/15/2029	110,000	110,126
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	358	358
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	45,000	45,006
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A2, 4.56% 8/10/2028	63,237	63,347
Carvana Auto Receivables Trust Series 2024-P4 Class A2, 4.62% 2/10/2028	2,639	2,639
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	7,513	7,519
Carvana Auto Receivables Trust Series 2025-P3 Class A2, 4.07% 2/12/2029	160,426	160,491
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	86,108	86,343
Dell Equipment Finance Trust Series 2024-2 Class A2, 4.69% 8/22/2030 (b)	34,753	34,805
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (b)	58,664	58,797
Dext Abs LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (b)	100,000	99,989
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (b)	18,053	18,114
Dllad LLC Series 2025-1A Class A2, 4.46% 11/20/2028 (b)	75,000	75,381
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	97,971	98,344
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	7,556	7,583
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	145,000	146,155
DLLMT LLC Series 2026-1A Class A2, 4.03% 7/20/2028 (b)	30,000	30,042
DLLST Series 2024-1A Class A3, 5.05% 8/20/2027 (b)	71,791	72,080
DRIVE Series 2025-1 Class A2, 4.87% 8/15/2028	23,513	23,545
Enterprise Fleet Financing 2025-2 LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (b)	122,853	123,333
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	49,036	49,608
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	99,748	100,482
Enterprise Fleet Financing LLC Series 2024-3 Class A2, 5.31% 4/20/2027 (b)	16,729	16,780
Enterprise Fleet Financing LLC Series 2024-4 Class A2, 4.69% 7/20/2027 (b)	43,293	43,433
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (b)	54,165	54,377
Enterprise Fleet Financing LLC Series 2025-3 Class A2, 4.5% 4/20/2028 (b)	170,000	170,868
Exeter Automobile Receivables Trust Series 2025-3A Class A2, 4.83% 1/18/2028	34,813	34,860
Exeter Automobile Receivables Trust Series 2025-4A Class A2, 4.53% 3/15/2028	67,235	67,328
Exeter Automobile Receivables Trust Series 2026-1A Class A2, 4.08% 9/15/2028	105,000	105,021
Exeter Select Automobile Receivables Trust Series 2025-2 Class A2, 4.54% 6/15/2029	49,978	50,106
Fiaot Series 2025-1A Class A2, 4.31% 12/15/2028 (b)	90,000	90,142
Ford Credit Auto Lease Trust Series 2025-A Class A2A, 4.57% 8/15/2027	38,666	38,735
Ford Credit Auto Owner Trust Series 2021-1 Class A, 1.37% 10/17/2033 (b)	130,000	129,559
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	18,902	18,933
Ford Credit Auto Owner Trust Series 2025-A Class A2A, 4.47% 12/15/2027	87,362	87,571
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	170,000	172,729
Ford Series 2025-B Class A2A, 4.37% 3/15/2028	51,537	51,655
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	1,147	1,146
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (c)	75,131	75,266
GM Financial Automobile Leasing Trust Series 2025-1 Class A3, 4.66% 2/21/2028	100,000	100,731
GM Financial Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	11,709	11,718
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	71,657	71,786
Gm Financial Leasing Trst Series 2025-3 Class A2A, 4.19% 10/20/2027	118,454	118,669
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	160,000	160,688
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8082% 6/15/2028 (b)(c)(d)	107,000	107,229
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	120,000	120,710
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.6%, 4.2582% 3/15/2029 (b)(c)(d)	100,000	100,269
Gmf Leasing LLC Series 2025-2 Class A2A, 4.55% 7/20/2027	85,451	85,642
Greensky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (b)	57,420	57,655
Halst Series 2025-A Class A2A, 4.6% 6/15/2027 (b)	61,945	62,095
Halst Series 2025-A Class A3, 4.83% 1/18/2028 (b)	170,000	171,443
Harot Series 2025-2 Class A2A, 4.3% 1/18/2028	85,815	85,993
Honda Auto Receivables Owner Trust Series 2023-2 Class A3, 4.93% 11/15/2027	39,502	39,661
Honda Auto Receivables Owner Trust Series 2025-1 Class A2, 4.53% 8/23/2027	64,903	65,027
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (b)	85,177	85,485
Hyundai Auto Lease Securitization Trust Series 2025-C Class A3, 4.36% 7/17/2028 (b)	170,000	171,200
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	17,506	17,527
Hyundai Auto Receivables Trust Series 2025-B Class A2A, 4.45% 8/15/2028	61,951	62,133
Hyundai Auto Receivables Trust Series 2025-C Class A2A, 3.97% 7/17/2028	140,000	140,126
Kubota Credit Owner Trust 2025-2 Series 2025-2A Class A2, 4.48% 4/17/2028 (b)	200,000	200,957
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (b)	76,711	77,008
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (b)	48,139	48,362
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (b)	37,710	37,766
MBART Series 2025-1 Class A2A, 4.5% 2/15/2028	18,077	18,103
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	1,025	1,026
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	160,000	161,222
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	123,506	123,746
Mercedes-Benz Auto Lease Trust Series 2025-A Class A2A, 4.57% 4/17/2028	79,834	80,193
Porsche Innovative Lease Owner Trust Series 2025-1A Class A2A, 4.6% 12/20/2027 (b)	62,266	62,455
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	85,642	86,397
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)	47,811	47,925
RKTL Series 2026-1A Class A, 4.07% 2/26/2035 (b)	100,000	100,114
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	18,506	18,553
Santander Drive Auto Receivables Trust Series 2025-2 Class A2, 4.71% 6/15/2028	37,113	37,156
Santander Drive Auto Receivables Trust Series 2026-1 Class A2, 4.04% 3/15/2029	95,000	95,013
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	74,360	74,502
SBNA Auto Lease Trust Series 2025-A Class A3, 4.83% 4/20/2028 (b)	170,000	170,815
SCLP Series 2025-4 Class A, 4.24% 8/25/2035 (b)	104,309	104,510
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (b)	23,001	23,027
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3, 5.47% 10/20/2028 (b)	42,766	43,015
SFS Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	2,294	2,294
SFS Auto Receivables Securitization Trust Series 2025-2A Class A2, 4.52% 11/20/2028 (b)	51,177	51,297
Sfs Auto Receivables Securitization Trust Series 2025-3A Class A2, 4.11% 3/20/2029 (b)	158,355	158,548
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (b)	150,000	150,105
Sfuel Series 2025-BA Class A2, 4.31% 5/22/2028 (b)	140,000	140,456
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)	62,926	63,103
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A2, 4.06% 6/20/2028 (b)	90,000	90,215
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A Class A2, 4.14% 6/20/2028 (b)	95,299	95,475
Toyota Auto Receivables Owner Trust Series 2025-B Class A2A, 4.46% 3/15/2028	108,348	108,613
Toyota Auto Receivables Owner Trust Series 2026-A Class A2A, 3.8% 12/15/2028	150,000	150,067
Toyota Lease Owner Trust Series 2024-B Class A3, 4.21% 9/20/2027 (b)	146,483	146,668
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (b)	24,375	24,424
Toyota Lease Owner Trust Series 2025-B Class A2A, 3.91% 5/22/2028 (b)	135,075	135,240
Toyota Lease Owner Trust Series 2026-A Class A2A, 3.7% 2/22/2028 (b)	150,000	149,906
USAA Auto Owner Trust Series 2025-A Class A2, 3.98% 3/15/2028 (b)	140,000	140,082
USB Auto Owner Trust 2025-1 Series 2025-1A Class A2, 4.51% 6/15/2028 (b)	75,038	75,193
Verizon Master Trust Series 2025-3 Class A1A, 4.51% 3/20/2030	95,000	95,751
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	89,310	90,365
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	46,007	46,116
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	140,000	140,714
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	45,366	45,864
Wheels Fleet Lease Funding LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	55,515	56,135
Wheels Fleet Lease Funding LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	162,274	163,954
Wheels Fleet Lease Funding LLC Series 2025-1A Class A2, CME Term SOFR 1 month Index + 0%, 4.9868% 1/18/2040 (b)(c)(d)	99,008	99,463
Woart Series 2025-B Class A2A, 4.38% 8/15/2028	93,762	93,945
Woart Series 2025-C Class A2A, 4.19% 10/16/2028	132,650	132,839
World Omni Auto Receivables Tr Series 2024-A Class A3, 4.86% 3/15/2029	103,071	103,784
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	64,611	64,963
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	28,436	28,469
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	144,875	145,573
World Omni Select Auto Trust Series 2025-A Class A2A, 4.14% 5/15/2030	105,000	105,235
TOTAL UNITED STATES		10,813,647
TOTAL ASSET-BACKED SECURITIES (Cost $10,792,724)		10,813,647

Bank Notes - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Financials - 0.5%
Banks - 0.5%
Citibank NA 5.438% 4/30/2026 (Cost $250,000)	250,000	250,306

Collateralized Mortgage Obligations - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(c) (Cost $44,824)	46,040	45,334

Commercial Mortgage Securities - 1.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.0%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.4026% 6/15/2040 (b)(c)(d)	95,000	95,477
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 3/15/2043 (b)(c)(d)	100,000	100,063
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.8035% 3/15/2030 (b)(c)(d)	79,057	78,958
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9597% 10/15/2042 (b)(c)(d)	88,000	88,110
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 2/15/2043 (b)(c)(d)	58,000	58,018
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 3/15/2043 (b)(c)(d)	100,000	100,000
TOTAL UNITED STATES		520,626
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $519,763)		520,626

Non-Convertible Corporate Bonds - 48.1%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.13% 11/27/2026 (b)(c)(d)	91,000	91,156
CANADA - 5.4%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Canadian Natural Resources Ltd 3.85% 6/1/2027	85,000	84,988
Enbridge Inc 3.7% 7/15/2027	100,000	99,785
Enbridge Inc 5.9% 11/15/2026	85,000	86,031
TOTAL ENERGY		270,804
Financials - 4.7%
Banks - 4.7%
Bank of Montreal 4.4375% 9/22/2028 (c)	125,000	125,228
Bank of Montreal 4.567% 9/10/2027 (c)	124,000	124,433
Bank of Nova Scotia/The 2.7% 8/3/2026	140,000	139,301
Bank of Nova Scotia/The 2.951% 3/11/2027	120,000	119,099
Bank of Nova Scotia/The 4.404% 9/8/2028 (c)	130,000	130,846
Bank of Nova Scotia/The 5.35% 12/7/2026	126,000	127,472
Bank of Nova Scotia/The U.S. SOFR Index + 0.76%, 4.4498% 9/15/2028 (c)(d)	140,000	140,206
Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (c)	140,000	140,419
Canadian Imperial Bank of Commerce 5.615% 7/17/2026	120,000	120,795
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.8%, 4.5123% 9/8/2028 (c)(d)	150,000	150,392
Royal Bank of Canada 4.51% 10/18/2027 (c)	135,000	135,632
Royal Bank of Canada 5.069% 7/23/2027 (c)	110,000	110,483
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 4.3865% 10/18/2027 (c)(d)	90,000	90,251
Royal Bank of Canada U.S. SOFR Index + 0.7%, 4.3695% 11/3/2028 (c)(d)	190,000	190,270
Toronto Dominion Bank 1.25% 9/10/2026	128,000	126,262
Toronto Dominion Bank 4.568% 12/17/2026	150,000	150,843
Toronto Dominion Bank 5.532% 7/17/2026	113,000	113,669
Toronto Dominion Bank U.S. SOFR Index + 0.62%, 4.3095% 12/17/2026 (c)(d)	125,000	125,295
TOTAL FINANCIALS		2,360,896
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Emera US Finance LP 3.55% 6/15/2026	90,000	89,818
TOTAL CANADA		2,721,518
CHILE - 0.2%
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Americas SA 4% 10/25/2026	140,000	139,773
FRANCE - 0.8%
Financials - 0.8%
Banks - 0.8%
BNP Paribas SA 2.591% 1/20/2028 (b)(c)	200,000	197,515
Societe Generale SA 5.519% 1/19/2028 (b)(c)	200,000	202,479

TOTAL FRANCE		399,994
GERMANY - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	150,000	148,178
IRELAND - 1.2%
Financials - 0.7%
Banks - 0.4%
Bank of Ireland Group PLC 2.029% 9/30/2027 (b)(c)	200,000	197,623
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 10/15/2027	150,000	151,387
TOTAL FINANCIALS		349,010
Industrials - 0.5%
Transportation Infrastructure - 0.5%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (b)	120,000	119,984
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (b)	128,000	128,008
TOTAL INDUSTRIALS		247,992
TOTAL IRELAND		597,002
ITALY - 0.4%
Utilities - 0.4%
Electric Utilities - 0.4%
Enel Finance International NV 4.625% 6/15/2027 (b)	200,000	201,587
JAPAN - 1.6%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
NTT Finance Corp 4.567% 7/16/2027 (b)	200,000	201,814
Financials - 1.2%
Banks - 1.2%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (c)	200,000	198,157
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)	200,000	198,814
Mizuho Financial Group Inc 1.554% 7/9/2027 (c)	200,000	198,353
TOTAL FINANCIALS		595,324
TOTAL JAPAN		797,138
NETHERLANDS - 1.5%
Financials - 0.9%
Banks - 0.9%
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	250,000	250,543
ING Groep NV 1.726% 4/1/2027 (c)	200,000	199,621
TOTAL FINANCIALS		450,164
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
NXP BV / NXP Funding LLC / NXP USA Inc 3.15% 5/1/2027	170,000	168,504
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	150,000	149,884
TOTAL INFORMATION TECHNOLOGY		318,388
TOTAL NETHERLANDS		768,552
NORWAY - 0.4%
Financials - 0.4%
Banks - 0.4%
DNB Bank ASA 1.535% 5/25/2027 (b)(c)	200,000	198,842
SWEDEN - 0.4%
Financials - 0.4%
Banks - 0.4%
Swedbank AB 6.136% 9/12/2026 (b)	200,000	202,375
UNITED KINGDOM - 3.9%
Financials - 3.7%
Banks - 3.7%
Barclays PLC 6.496% 9/13/2027 (c)	200,000	202,555
HSBC Holdings PLC 4.041% 3/13/2028 (c)	200,000	200,101
HSBC Holdings PLC 5.887% 8/14/2027 (c)	200,000	201,701
Lloyds Banking Group PLC 1.627% 5/11/2027 (c)	200,000	199,045
Lloyds Banking Group PLC 5.985% 8/7/2027 (c)	200,000	201,697
NatWest Group PLC 1.642% 6/14/2027 (c)	200,000	198,652
NatWest Group PLC 5.583% 3/1/2028 (c)	200,000	203,176
NatWest Group PLC 5.847% 3/2/2027 (c)	200,000	200,000
Standard Chartered PLC 7.767% 11/16/2028 (b)(c)	200,000	211,922
TOTAL FINANCIALS		1,818,849
Health Care - 0.2%
Pharmaceuticals - 0.2%
GlaxoSmithKline Capital PLC U.S. SOFR Index + 0.5%, 4.1929% 3/12/2027 (c)(d)	122,000	122,372
TOTAL UNITED KINGDOM		1,941,221
UNITED STATES - 31.9%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T Inc 1.7% 3/25/2026	154,000	153,772
Consumer Discretionary - 2.1%
Automobiles - 1.0%
General Motors Financial Co Inc 5% 7/15/2027	140,000	141,797
General Motors Financial Co Inc 5.25% 3/1/2026	100,000	100,024
Hyundai Capital America 4.3% 9/24/2027 (b)	100,000	100,449
Hyundai Capital America 5.5% 3/30/2026 (b)	50,000	50,047
Hyundai Capital America U.S. SOFR Index + 1.12%, 4.8075% 6/23/2027 (b)(c)(d)	110,000	110,790
		503,107
Leisure Products - 0.2%
Mattel Inc 5.875% 12/15/2027 (b)	90,000	90,021
Specialty Retail - 0.9%
AutoZone Inc 3.125% 4/21/2026	140,000	139,780
O'Reilly Automotive Inc 3.6% 9/1/2027	130,000	129,369
O'Reilly Automotive Inc 5.75% 11/20/2026	161,000	162,893
Ross Stores Inc 0.875% 4/15/2026	40,000	39,851
		471,893
TOTAL CONSUMER DISCRETIONARY		1,065,021
Consumer Staples - 1.8%
Beverages - 0.6%
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.2522% 11/15/2026 (c)(d)	145,000	145,166
Molson Coors Beverage Co 3% 7/15/2026	140,000	139,411
		284,577
Consumer Staples Distribution & Retail - 0.7%
Mars Inc 4.45% 3/1/2027 (b)	46,000	46,376
Mondelez International Holdings Netherlands BV 1.25% 9/24/2026 (b)	200,000	196,831
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.0986% 4/28/2027 (c)(d)	118,000	118,340
		361,547
Food Products - 0.5%
Bunge Ltd Finance Corp 3.25% 8/15/2026	108,000	107,630
Kraft Heinz Foods Co 3% 6/1/2026	144,000	143,650
		251,280
TOTAL CONSUMER STAPLES		897,404
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
EQT Corp 3.125% 5/15/2026 (b)	90,000	89,732
MPLX LP 1.75% 3/1/2026	114,000	113,988
Spectra Energy Partners LP 3.375% 10/15/2026	140,000	139,452
Western Gas Partners LP 4.65% 7/1/2026	124,000	124,033
Williams Cos Inc/The 5.4% 3/2/2026	60,000	60,000
TOTAL ENERGY		527,205
Financials - 17.8%
Banks - 10.1%
Bank of America Corp 1.658% 3/11/2027 (c)	133,000	132,925
Bank of America Corp 1.734% 7/22/2027 (c)	110,000	109,013
Bank of America Corp 2.551% 2/4/2028 (c)	150,000	148,053
Bank of America Corp 3.559% 4/23/2027 (c)	134,000	133,903
Bank of America Corp 3.705% 4/24/2028 (c)	50,000	49,839
Bank of America Corp 3.824% 1/20/2028 (c)	130,000	129,836
Bank of America Corp 5.933% 9/15/2027 (c)	165,000	166,773
Citibank NA U.S. SOFR Index + 0.781%, 4.451% 5/29/2027 (c)(d)	250,000	251,623
Citigroup Inc 1.462% 6/9/2027 (c)	60,000	59,577
Citigroup Inc 3.2% 10/21/2026	70,000	69,713
Citizens Financial Group Inc 2.85% 7/27/2026	104,000	103,458
Fifth Third Bancorp 1.707% 11/1/2027 (c)	120,000	118,216
JPMorgan Chase & Co 1.578% 4/22/2027 (c)	90,000	89,687
JPMorgan Chase & Co 2.947% 2/24/2028 (c)	120,000	118,788
JPMorgan Chase & Co 3.54% 5/1/2028 (c)	130,000	129,282
JPMorgan Chase & Co 3.782% 2/1/2028 (c)	190,000	189,591
JPMorgan Chase & Co 5.04% 1/23/2028 (c)	160,000	161,429
JPMorgan Chase & Co 6.07% 10/22/2027 (c)	158,000	160,164
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 4.4373% 7/6/2028 (c)(d)	250,000	250,590
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.78%, 4.4522% 11/17/2028 (c)(d)	250,000	250,628
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	190,000	190,814
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (c)	100,000	101,199
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (c)	153,000	155,534
PNC Financial Services Group Inc/The U.S. SOFR Index + 0.62%, 4.2876% 1/26/2029 (c)(d)	100,000	99,964
Truist Financial Corp 1.267% 3/2/2027 (c)	90,000	90,000
Truist Financial Corp 4.123% 6/6/2028 (c)	175,000	175,390
Truist Financial Corp 6.047% 6/8/2027 (c)	170,000	170,849
US Bancorp 2.215% 1/27/2028 (c)	120,000	118,211
US Bancorp 4.548% 7/22/2028 (c)	150,000	151,286
US Bancorp 6.787% 10/26/2027 (c)	124,000	126,323
Wells Fargo & Co 3% 10/23/2026	120,000	119,285
Wells Fargo & Co 3% 4/22/2026	114,000	113,853
Wells Fargo & Co 3.196% 6/17/2027 (c)	188,000	187,536
Wells Fargo & Co 3.526% 3/24/2028 (c)	170,000	169,121
Wells Fargo & Co 4.9% 1/24/2028 (c)	160,000	161,262
Wells Fargo & Co 5.707% 4/22/2028 (c)	100,000	101,830
		5,055,545
Capital Markets - 5.0%
Athene Global Funding 1.73% 10/2/2026 (b)	119,000	117,368
Athene Global Funding 4.86% 8/27/2026 (b)	108,000	108,391
Athene Global Funding 4.95% 1/7/2027 (b)	110,000	110,788
Athene Global Funding 5.339% 1/15/2027 (b)	135,000	136,399
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.68%, 4.3894% 6/9/2028 (c)(d)	160,000	160,488
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.83%, 4.4963% 7/21/2028 (c)(d)	180,000	180,933
Bank of New York Mellon U.S. SOFR Averages Index + 0.71%, 4.3765% 4/20/2027 (c)(d)	250,000	250,148
Equitable America Global Funding U.S. SOFR Index + 0.71%, 4.3998% 9/15/2027 (b)(c)(d)	78,000	78,031
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (c)	170,000	169,896
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (c)	150,000	147,981
Goldman Sachs Group Inc/The 3.5% 11/16/2026	43,000	42,911
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (c)	160,000	159,267
Goldman Sachs Group Inc/The 4.387% 6/15/2027 (c)	188,000	188,162
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 4.9569% 4/23/2028 (c)(d)	90,000	90,682
LPL Holdings Inc 4.625% 11/15/2027 (b)	128,000	127,922
Morgan Stanley 1.512% 7/20/2027 (c)	150,000	148,608
Morgan Stanley 1.593% 5/4/2027 (c)	140,000	139,410
Morgan Stanley 3.125% 7/27/2026	108,000	107,639
State Street Corp U.S. SOFR Index + 0.95%, 4.6176% 4/24/2028 (c)(d)	58,000	58,308
		2,523,332
Consumer Finance - 1.5%
American Express Co 4.009% 2/9/2029 (c)	150,000	150,448
American Express Co 5.389% 7/28/2027 (c)	85,000	85,455
American Express Co 5.645% 4/23/2027 (c)	135,000	135,299
Capital One Financial Corp 1.878% 11/2/2027 (c)	150,000	147,655
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.1153% 4/10/2026 (c)(d)	90,000	90,025
Toyota Motor Credit Corp U.S. SOFR Index + 0.71%, 4.3822% 5/14/2027 (c)(d)	130,000	130,628
		739,510
Financial Services - 0.3%
Aviation Capital Group LLC 1.95% 9/20/2026 (b)	110,000	108,657
Western Union Co/The 1.35% 3/15/2026	55,000	54,937
		163,594
Insurance - 0.9%
Brown & Brown Inc 4.6% 12/23/2026	43,000	43,210
Corebridge Global Funding 5.75% 7/2/2026 (b)	90,000	90,525
Equitable Financial Life Global Funding 1.3% 7/12/2026 (b)	90,000	89,121
Jackson National Life Global Funding 3.05% 4/29/2026 (b)	90,000	89,835
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	150,000	151,093
		463,784
TOTAL FINANCIALS		8,945,765
Health Care - 1.8%
Biotechnology - 0.5%
AbbVie Inc 3.775% 3/3/2028	175,000	175,232
Gilead Sciences Inc 3.65% 3/1/2026	100,000	100,007
		275,239
Health Care Providers & Services - 0.9%
Cigna Group/The 1.25% 3/15/2026	55,000	54,937
CVS Health Corp 2.875% 6/1/2026	147,000	146,630
CVS Health Corp 3% 8/15/2026	155,000	154,309
HCA Inc 5.25% 6/15/2026	100,000	100,066
		455,942
Pharmaceuticals - 0.4%
Merck & Co Inc U.S. SOFR Index + 0.46%, 4.1498% 9/15/2027 (c)(d)	138,000	138,662
Pfizer Inc U.S. SOFR Index + 0.5%, 4.1722% 11/15/2027 (c)(d)	39,000	39,137
		177,799
TOTAL HEALTH CARE		908,980
Industrials - 1.4%
Aerospace & Defense - 0.3%
L3Harris Technologies Inc 3.85% 12/15/2026	176,000	175,877
Ground Transportation - 0.3%
CSX Corp 2.6% 11/1/2026	130,000	128,933
Industrial Conglomerates - 0.2%
Trane Technologies Financing Ltd 3.5% 3/21/2026	92,000	91,951
Machinery - 0.6%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.4%, 4.0656% 1/10/2028 (c)(d)	150,000	150,218
Caterpillar Financial Services Corp U.S. SOFR Index + 0.69%, 4.3562% 10/16/2026 (c)(d)	150,000	150,479
		300,697
TOTAL INDUSTRIALS		697,458
Information Technology - 1.8%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC / EMC Corp 4.9% 10/1/2026	140,000	140,488
Dell International LLC / EMC Corp 6.02% 6/15/2026	22,000	22,015
		162,503
Semiconductors & Semiconductor Equipment - 0.2%
Marvell Technology Inc 1.65% 4/15/2026	90,000	89,739
Software - 1.1%
Oracle Corp 2.65% 7/15/2026	115,000	114,311
Oracle Corp 2.8% 4/1/2027	140,000	137,941
Roper Technologies Inc 3.8% 12/15/2026	140,000	139,812
VMware LLC 1.4% 8/15/2026	165,000	163,049
		555,113
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	103,000	103,303
TOTAL INFORMATION TECHNOLOGY		910,658
Materials - 0.1%
Chemicals - 0.1%
Celanese US Holdings LLC 1.4% 8/5/2026	60,000	59,110
Real Estate - 2.4%
Diversified REITs - 0.3%
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (b)	135,000	134,791
Health Care REITs - 0.3%
Healthpeak OP LLC 1.35% 2/1/2027	150,000	146,572
Office REITs - 0.3%
COPT Defense Properties LP 2.25% 3/15/2026	140,000	139,897
Retail REITs - 0.3%
Realty Income Corp 3% 1/15/2027	150,000	148,956
Specialized REITs - 1.2%
American Tower Corp 1.6% 4/15/2026	109,000	108,686
American Tower Corp 2.75% 1/15/2027	50,000	49,482
American Tower Corp 3.375% 10/15/2026	135,000	134,456
American Tower Corp 3.65% 3/15/2027	150,000	149,486
Crown Castle Inc 1.05% 7/15/2026	152,000	150,341
		592,451
TOTAL REAL ESTATE		1,162,667
Utilities - 1.4%
Electric Utilities - 0.6%
DTE Electric Co 4.25% 5/14/2027	24,000	24,165
Eversource Energy 4.75% 5/15/2026	100,000	100,138
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	63,000	63,714
Oncor Electric Delivery Co LLC 4.5% 3/20/2027 (b)	65,000	65,462
Pacific Gas and Electric Co 2.95% 3/1/2026	50,000	49,999
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	21,000	21,228
		324,706
Multi-Utilities - 0.8%
Dominion Energy Inc 1.45% 4/15/2026	130,000	129,605
DTE Energy Co 4.95% 7/1/2027	120,000	121,429
WEC Energy Group Inc 4.75% 1/15/2028	150,000	152,283
		403,317
TOTAL UTILITIES		728,023
TOTAL UNITED STATES		16,056,063
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $24,172,129)		24,263,399

U.S. Treasury Obligations - 25.4%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/2/2026	3.63	1,250,000	1,246,098
US Treasury Bills 0% 5/14/2026	3.63 to 3.73	2,000,000	1,985,441
US Treasury Bills 0% 6/18/2026	3.62	1,250,000	1,236,616
US Treasury Bills 0% 7/9/2026	3.59	250,000	246,808
US Treasury Notes 3.375% 12/31/2027	3.47 to 3.58	2,075,000	2,073,865
US Treasury Notes 3.5% 9/30/2026	3.86 to 4.36	2,715,600	2,713,187
US Treasury Notes 3.625% 8/31/2027	3.48 to 3.61	1,800,000	1,804,711
US Treasury Notes 4.125% 1/31/2027	3.89 to 4.08	1,500,000	1,507,746
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,792,877)			12,814,472

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $1,148,260)	3.70	1,148,030	1,148,260

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $49,720,577)	49,856,044
NET OTHER ASSETS (LIABILITIES) - 1.1%	545,088
NET ASSETS - 100.0%	50,401,132

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,890,386 or 21.6% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,324,656	15,037,273	15,213,780	19,648	111	-	1,148,260	1,148,030	0.0%
Total	1,324,656	15,037,273	15,213,780	19,648	111	-	1,148,260

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	10,813,647	-	10,813,647	-

Bank Notes
Financials	250,306	-	250,306	-

Collateralized Mortgage Obligations	45,334	-	45,334	-

Commercial Mortgage Securities	520,626	-	520,626	-

Non-Convertible Corporate Bonds
Communication Services	355,586	-	355,586	-
Consumer Discretionary	1,065,021	-	1,065,021	-
Consumer Staples	897,404	-	897,404	-
Energy	798,009	-	798,009	-
Financials	15,560,553	-	15,560,553	-
Health Care	1,031,352	-	1,031,352	-
Industrials	945,450	-	945,450	-
Information Technology	1,229,046	-	1,229,046	-
Materials	59,110	-	59,110	-
Real Estate	1,162,667	-	1,162,667	-
Utilities	1,159,201	-	1,159,201	-

U.S. Treasury Obligations	12,814,472	-	12,814,472	-

Money Market Funds	1,148,260	1,148,260	-	-
Total Investments in Securities:	49,856,044	1,148,260	48,707,784	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $48,572,317)	$48,707,784
Fidelity Central Funds (cost $1,148,260)	1,148,260

Total Investment in Securities (cost $49,720,577)		$49,856,044
Receivable for fund shares sold		822,772
Interest receivable		338,328
Distributions receivable from Fidelity Central Funds		3,295
Receivable from investment adviser for expense reductions		2,430
Total assets		51,022,869
Liabilities
Payable to custodian bank	$32,625
Payable for investments purchased	474,690
Payable for fund shares redeemed	76,403
Distributions payable	24,424
Accrued management fee	8,206
Distribution and service plan fees payable	2,022
Other affiliated payables	3,367
Total liabilities		621,737
Net Assets		$50,401,132
Net Assets consist of:
Paid in capital		$49,854,032
Total accumulated earnings (loss)		547,100
Net Assets		$50,401,132

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($4,732,814 ÷ 463,245 shares)(a)		$10.22
Maximum offering price per share (100/98.50 of $10.22)		$10.38
Class M :
Net Asset Value and redemption price per share ($2,666,613 ÷ 261,011 shares)(a)		$10.22
Maximum offering price per share (100/98.50 of $10.22)		$10.38
Class C :
Net Asset Value and offering price per share ($1,364,358 ÷ 133,622 shares)(a)		$10.21
Fidelity Sustainable Low Duration Bond Fund :
Net Asset Value, offering price and redemption price per share ($27,236,309 ÷ 2,665,822 shares)		$10.22
Class I :
Net Asset Value, offering price and redemption price per share ($1,113,743 ÷ 109,012 shares)		$10.22
Class Z :
Net Asset Value, offering price and redemption price per share ($13,287,295 ÷ 1,300,467 shares)		$10.22
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Interest		$991,001
Income from Fidelity Central Funds		19,648
Total income		1,010,649
Expenses
Management fee	$47,575
Transfer agent fees	19,910
Distribution and service plan fees	10,702
Independent trustees' fees and expenses	50
Total expenses before reductions	78,237
Expense reductions	(11,144)
Total expenses after reductions		67,093
Net Investment income (loss)		943,556
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	21,322
Fidelity Central Funds	111
Total net realized gain (loss)		21,433
Change in net unrealized appreciation (depreciation) on investment securities		11,396
Net gain (loss)		32,829
Net increase (decrease) in net assets resulting from operations		$976,385
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$943,556	$1,674,249
Net realized gain (loss)	21,433	39,650
Change in net unrealized appreciation (depreciation)	11,396	12,929
Net increase (decrease) in net assets resulting from operations	976,385	1,726,828
Distributions to shareholders	(1,472,626)	(1,529,974)

Share transactions - net increase (decrease)	3,810,250	17,414,328
Total increase (decrease) in net assets	3,314,009	17,611,182

Net Assets
Beginning of period	47,087,123	29,475,941
End of period	$50,401,132	$47,087,123

Financial Highlights
Fidelity Advisor® Sustainable Low Duration Bond Fund Class A

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.33	$10.31	$10.13	$9.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.196	.445	.498	.401	.053
Net realized and unrealized gain (loss)	.006	.018	.056	(.024)	(.058)
Total from investment operations	.202	.463	.554	.377	(.005)
Distributions from net investment income	(.303)	(.431)	(.370)	(.207)	(.035)
Distributions from net realized gain	(.009)	(.012)	(.004)	-	-
Total distributions	(.312)	(.443)	(.374)	(.207)	(.035)
Net asset value, end of period	$10.22	$10.33	$10.31	$10.13	$9.96
Total Return D,E,F	1.98%	4.60%	5.58%	3.83%	(.05)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.46% I	.47%	.45%	.51%	.51% I
Expenses net of fee waivers, if any	.45 % I	.45%	.45%	.50%	.51% I
Expenses net of all reductions, if any	.45% I	.45%	.45%	.50%	.51% I
Net investment income (loss)	3.85% I	4.33%	4.89%	4.00%	1.40% I
Supplemental Data
Net assets, end of period (000 omitted)	$4,733	$3,673	$4,194	$3,209	$1,730
Portfolio turnover rate J	48 % I	58%	67%	25%	5% K

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity Advisor® Sustainable Low Duration Bond Fund Class M

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.33	$10.31	$10.13	$9.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.197	.446	.501	.402	.054
Net realized and unrealized gain (loss)	.006	.020	.055	(.023)	(.059)
Total from investment operations	.203	.466	.556	.379	(.005)
Distributions from net investment income	(.304)	(.434)	(.372)	(.209)	(.035)
Distributions from net realized gain	(.009)	(.012)	(.004)	-	-
Total distributions	(.313)	(.446)	(.376)	(.209)	(.035)
Net asset value, end of period	$10.22	$10.33	$10.31	$10.13	$9.96
Total Return D,E,F	2.00%	4.63%	5.60%	3.84%	(.05)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.42% I	.42%	.43%	.48%	.51% I
Expenses net of fee waivers, if any	.42 % I	.42%	.43%	.48%	.51% I
Expenses net of all reductions, if any	.41% I	.41%	.43%	.48%	.51% I
Net investment income (loss)	3.89% I	4.36%	4.91%	4.02%	1.40% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,667	$2,099	$766	$605	$515
Portfolio turnover rate J	48 % I	58%	67%	25%	5% K

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity Advisor® Sustainable Low Duration Bond Fund Class C

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.32	$10.30	$10.12	$9.95	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.153	.360	.414	.317	.021
Net realized and unrealized gain (loss)	.006	.018	.055	(.024)	(.064)
Total from investment operations	.159	.378	.469	.293	(.043)
Distributions from net investment income	(.260)	(.346)	(.285)	(.123)	(.007)
Distributions from net realized gain	(.009)	(.012)	(.004)	-	-
Total distributions	(.269)	(.358)	(.289)	(.123)	(.007)
Net asset value, end of period	$10.21	$10.32	$10.30	$10.12	$9.95
Total Return D,E,F	1.55%	3.74%	4.71%	2.96%	(.43)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.30% I	1.28%	1.28%	1.34%	1.36% I
Expenses net of fee waivers, if any	1.30 % I	1.28%	1.28%	1.34%	1.36% I
Expenses net of all reductions, if any	1.29% I	1.27%	1.28%	1.33%	1.36% I
Net investment income (loss)	3.01% I	3.51%	4.06%	3.17%	.55% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,364	$1,172	$973	$872	$759
Portfolio turnover rate J	48 % I	58%	67%	25%	5% K

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity® Sustainable Low Duration Bond Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.33	$10.31	$10.13	$9.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.206	.465	.518	.418	.059
Net realized and unrealized gain (loss)	.006	.018	.057	(.021)	(.058)
Total from investment operations	.212	.483	.575	.397	.001
Distributions from net investment income	(.313)	(.451)	(.391)	(.227)	(.041)
Distributions from net realized gain	(.009)	(.012)	(.004)	-	-
Total distributions	(.322)	(.463)	(.395)	(.227)	(.041)
Net asset value, end of period	$10.22	$10.33	$10.31	$10.13	$9.96
Total Return D,E	2.08%	4.81%	5.79%	4.03%	.01%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.30% H	.30%	.30%	.36%	.39% H
Expenses net of fee waivers, if any	.25 % H	.25%	.25%	.31%	.35% H
Expenses net of all reductions, if any	.25% H	.25%	.25%	.30%	.35% H
Net investment income (loss)	4.05% H	4.53%	5.09%	4.20%	1.56% H
Supplemental Data
Net assets, end of period (000 omitted)	$27,236	$26,343	$18,003	$11,859	$4,499
Portfolio turnover rate I	48 % H	58%	67%	25%	5% J

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Fidelity Advisor® Sustainable Low Duration Bond Fund Class I

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.33	$10.31	$10.13	$9.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.206	.464	.524	.416	.060
Net realized and unrealized gain (loss)	.006	.019	.051	(.019)	(.059)
Total from investment operations	.212	.483	.575	.397	.001
Distributions from net investment income	(.313)	(.451)	(.391)	(.227)	(.041)
Distributions from net realized gain	(.009)	(.012)	(.004)	-	-
Total distributions	(.322)	(.463)	(.395)	(.227)	(.041)
Net asset value, end of period	$10.22	$10.33	$10.31	$10.13	$9.96
Total Return D,E	2.08%	4.81%	5.79%	4.03%	.01%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.27% H	.27%	.32%	.37%	.37% H
Expenses net of fee waivers, if any	.25 % H	.25%	.25%	.31%	.35% H
Expenses net of all reductions, if any	.25% H	.25%	.25%	.30%	.35% H
Net investment income (loss)	4.05% H	4.53%	5.10%	4.20%	1.56% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,114	$1,168	$654	$3,219	$526
Portfolio turnover rate I	48 % H	58%	67%	25%	5% J

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Fidelity Advisor® Sustainable Low Duration Bond Fund Class Z

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.33	$10.31	$10.13	$9.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.209	.469	.526	.426	.061
Net realized and unrealized gain (loss)	.005	.019	.054	(.024)	(.058)
Total from investment operations	.214	.488	.580	.402	.003
Distributions from net investment income	(.315)	(.456)	(.396)	(.232)	(.043)
Distributions from net realized gain	(.009)	(.012)	(.004)	-	-
Total distributions	(.324)	(.468)	(.400)	(.232)	(.043)
Net asset value, end of period	$10.22	$10.33	$10.31	$10.13	$9.96
Total Return D,E	2.11%	4.86%	5.84%	4.08%	.03%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.25% H	.25%	.25%	.31%	.35% H
Expenses net of fee waivers, if any	.20 % H	.20%	.20%	.25%	.30% H
Expenses net of all reductions, if any	.20% H	.20%	.20%	.25%	.30% H
Net investment income (loss)	4.10% H	4.58%	5.14%	4.25%	1.61% H
Supplemental Data
Net assets, end of period (000 omitted)	$13,287	$12,633	$4,886	$3,764	$962
Portfolio turnover rate I	48 % H	58%	67%	25%	5% J

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Sustainable Low Duration Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Sustainable Low Duration Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$339,618
Gross unrealized depreciation	(3,011)
Net unrealized appreciation (depreciation)	$336,607
Tax cost	$49,519,437

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Low Duration Bond Fund	13,047,701	8,253,741
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.15%	2,866	256
Class M	- %	.15%	1,725	447
Class C	.75%	.25%	6,111	3,595
			10,702	4,298

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	213

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	1,980.11
Class M	711.06
Class C	477.08
Fidelity Sustainable Low Duration Bond Fund	13,235.10
Class I	340.06
Class Z	3,167.05
	19,910

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.

7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.45%	161
Class M	.45%	-
Class C	1.30%	-
Fidelity Sustainable Low Duration Bond Fund	.25%	6,894
Class I	.25%	86
Class Z	.20%	3,273
		10,414

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $730.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2026	Year ended August 31, 2025
Fidelity Sustainable Low Duration Bond Fund
Distributions to shareholders
Class A	$114,850	$160,776
Class M	68,785	44,602
Class C	31,515	36,003
Fidelity Sustainable Low Duration Bond Fund	824,422	927,159
Class I	33,271	39,237
Class Z	399,783	322,197
Total	$1,472,626	$1,529,974
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2026	Year ended August 31, 2025	Six months ended February 28, 2026	Year ended August 31, 2025
Fidelity Sustainable Low Duration Bond Fund
Class A
Shares sold	158,696	98,465	$1,627,244	$1,010,136
Reinvestment of distributions	11,202	15,682	114,660	160,606
Shares redeemed	(62,386)	(165,260)	(642,521)	(1,700,849)
Net increase (decrease)	107,512	(51,113)	$1,099,383	$(530,107)
Class M
Shares sold	58,388	130,296	$597,328	$1,335,060
Reinvestment of distributions	6,717	4,348	68,758	44,575
Shares redeemed	(7,371)	(5,666)	(75,227)	(58,283)
Net increase (decrease)	57,734	128,978	$590,859	$1,321,352
Class C
Shares sold	34,195	21,898	$350,062	$224,776
Reinvestment of distributions	3,081	3,519	31,514	35,978
Shares redeemed	(17,247)	(6,223)	(176,835)	(63,720)
Net increase (decrease)	20,029	19,194	$204,741	$197,034
Fidelity Sustainable Low Duration Bond Fund
Shares sold	718,118	1,989,210	$7,379,425	$20,409,046
Reinvestment of distributions	72,147	79,655	738,768	816,175
Shares redeemed	(675,699)	(1,263,811)	(6,949,259)	(12,994,472)
Net increase (decrease)	114,566	805,054	$1,168,934	$8,230,749
Class I
Shares sold	32,837	54,216	$336,943	$556,450
Reinvestment of distributions	3,207	3,786	32,826	38,786
Shares redeemed	(40,113)	(8,402)	(412,519)	(86,394)
Net increase (decrease)	(4,069)	49,600	$(42,750)	$508,842
Class Z
Shares sold	300,164	883,718	$3,080,320	$9,065,862
Reinvestment of distributions	15,401	9,441	157,693	96,892
Shares redeemed	(238,491)	(143,639)	(2,448,930)	(1,476,296)
Net increase (decrease)	77,074	749,520	$789,083	$7,686,458
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Sustainable Low Duration Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of a representative class (the retail class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
The Board also considered that the total expenses for Class C of the fund ranked in the 3rd quartile of the total peer group. The Board noted that Class C has a 1.00% 12b-1 fee, while Lipper's level load definition is broad and includes both traditionally priced (1.00%) 12b-1 fee classes and funds without sales loads that have relatively lower distribution and service fees. The Board considered that, when excluding 12b-1 fees, the fund was below median.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.45%, 0.45%, 1.30%, 0.25%, 0.20% and 0.25% through December 31, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9904901.103
SLD-SANN-0426
Fidelity® SAI Sustainable Low Duration Bond Fund

Semi-Annual Report
February 28, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Sustainable Low Duration Bond Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 21.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 21.5%
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	18,861	18,885
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (b)	95,396	95,505
Ally Auto Receivables Trust Series 2025-1 Class A2, 4.03% 7/17/2028	150,000	150,090
ARI Fleet Lease Trust Series 2026-A Class A2, 3.96% 11/15/2034 (b)	100,000	100,246
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	53,205	53,308
AutoNation Finance Trust Series 2026-1A Class A2, 3.95% 1/11/2029 (b)	170,000	170,188
Barings Equipment Finance LLC Series 2026-A Class A2, 3.89% 4/13/2029 (b)	130,000	130,172
BMW Vehicle Lease Trust Series 2025-1 Class A2A, 4.43% 9/27/2027	103,065	103,387
BMW Vehicle Lease Trust Series 2025-1 Class A3, 4.43% 6/26/2028	215,000	216,772
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	18,731	18,761
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	150,000	148,807
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	26,863	26,887
Capital One Prime Auto Receivables Trust Series 2025-1 Class A2A, 3.88% 1/16/2029	160,000	160,124
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	7,619	7,628
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029	200,000	202,207
CarMax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	13,679	13,697
CarMax Auto Owner Trust Series 2025-1 Class A2A, 4.63% 3/15/2028	34,598	34,664
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	46,431	46,570
CarMax Auto Owner Trust Series 2025-3 Class A2A, 4.42% 8/15/2028	116,038	116,282
Carmax Auto Owner Trust Series 2025-4 Class A2A, 3.95% 3/15/2029	120,000	120,137
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	358	358
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	55,000	55,008
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A2, 4.56% 8/10/2028	72,722	72,849
Carvana Auto Receivables Trust Series 2024-P4 Class A2, 4.62% 2/10/2028	2,968	2,969
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	7,513	7,519
Carvana Auto Receivables Trust Series 2025-P3 Class A2, 4.07% 2/12/2029	192,511	192,589
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	86,108	86,343
Dell Equipment Finance Trust Series 2024-2 Class A2, 4.69% 8/22/2030 (b)	34,753	34,805
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (b)	58,664	58,797
Dext Abs LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (b)	100,000	99,989
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (b)	21,062	21,133
Dllad LLC Series 2025-1A Class A2, 4.46% 11/20/2028 (b)	80,000	80,407
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	111,967	112,394
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	6,747	6,771
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	175,000	176,394
DLLMT LLC Series 2026-1A Class A2, 4.03% 7/20/2028 (b)	35,000	35,049
DLLST Series 2024-1A Class A3, 5.05% 8/20/2027 (b)	77,314	77,625
DRIVE Series 2025-1 Class A2, 4.87% 8/15/2028	25,322	25,356
Enterprise Fleet Financing 2025-2 LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (b)	131,559	132,074
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	52,808	53,424
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	104,282	105,049
Enterprise Fleet Financing LLC Series 2024-3 Class A2, 5.31% 4/20/2027 (b)	16,401	16,451
Enterprise Fleet Financing LLC Series 2024-4 Class A2, 4.69% 7/20/2027 (b)	46,385	46,535
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (b)	61,903	62,146
Enterprise Fleet Financing LLC Series 2025-3 Class A2, 4.5% 4/20/2028 (b)	200,000	201,021
Exeter Automobile Receivables Trust Series 2025-3A Class A2, 4.83% 1/18/2028	38,478	38,530
Exeter Automobile Receivables Trust Series 2025-4A Class A2, 4.53% 3/15/2028	74,312	74,415
Exeter Automobile Receivables Trust Series 2026-1A Class A2, 4.08% 9/15/2028	115,000	115,023
Exeter Select Automobile Receivables Trust Series 2025-2 Class A2, 4.54% 6/15/2029	54,143	54,282
Fiaot Series 2025-1A Class A2, 4.31% 12/15/2028 (b)	100,000	100,158
Ford Credit Auto Lease Trust Series 2025-A Class A2A, 4.57% 8/15/2027	44,190	44,269
Ford Credit Auto Owner Trust Series 2021-1 Class A, 1.37% 10/17/2033 (b)	140,000	139,525
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	52,557	52,678
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	20,792	20,827
Ford Credit Auto Owner Trust Series 2025-A Class A2A, 4.47% 12/15/2027	68,642	68,806
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	180,000	182,890
Ford Series 2025-B Class A2A, 4.37% 3/15/2028	51,537	51,655
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	1,046	1,046
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (c)	92,469	92,635
GM Financial Automobile Leasing Trust Series 2025-1 Class A3, 4.66% 2/21/2028	100,000	100,731
GM Financial Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	12,452	12,462
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	74,523	74,658
Gm Financial Leasing Trst Series 2025-3 Class A2A, 4.19% 10/20/2027	127,413	127,644
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	170,000	170,731
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8082% 6/15/2028 (b)(c)(d)	126,000	126,269
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	140,000	140,828
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.6%, 4.2582% 3/15/2029 (b)(c)(d)	100,000	100,270
Gmf Leasing LLC Series 2025-2 Class A2A, 4.55% 7/20/2027	97,104	97,320
Greensky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (b)	57,420	57,655
Halst Series 2025-A Class A2A, 4.6% 6/15/2027 (b)	61,945	62,095
Halst Series 2025-A Class A3, 4.83% 1/18/2028 (b)	180,000	181,528
Harot Series 2025-2 Class A2A, 4.3% 1/18/2028	92,113	92,304
Honda Auto Receivables Owner Trust Series 2023-2 Class A3, 4.93% 11/15/2027	41,148	41,313
Honda Auto Receivables Owner Trust Series 2025-1 Class A2, 4.53% 8/23/2027	79,881	80,033
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (b)	89,233	89,556
Hyundai Auto Lease Securitization Trust Series 2025-C Class A3, 4.36% 7/17/2028 (b)	200,000	201,411
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	18,353	18,375
Hyundai Auto Receivables Trust Series 2025-B Class A2A, 4.45% 8/15/2028	70,801	71,009
Hyundai Auto Receivables Trust Series 2025-C Class A2A, 3.97% 7/17/2028	160,000	160,144
Kubota Credit Owner Trust 2025-2 Series 2025-2A Class A2, 4.48% 4/17/2028 (b)	200,000	200,957
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (b)	76,711	77,008
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (b)	52,953	53,198
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (b)	37,710	37,766
MBART Series 2025-1 Class A2A, 4.5% 2/15/2028	19,720	19,749
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	974	974
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	190,000	191,451
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	133,006	133,265
Mercedes-Benz Auto Lease Trust Series 2025-A Class A2A, 4.57% 4/17/2028	84,530	84,911
Mercedes-Benz Auto Receivables Series 2023-1 Class A3, 4.51% 11/15/2027	14,387	14,413
Porsche Innovative Lease Owner Trust Series 2025-1A Class A2A, 4.6% 12/20/2027 (b)	62,266	62,455
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	85,642	86,397
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)	47,811	47,925
RKTL Series 2026-1A Class A, 4.07% 2/26/2035 (b)	100,000	100,114
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	18,506	18,553
Santander Drive Auto Receivables Trust Series 2025-2 Class A2, 4.71% 6/15/2028	37,113	37,156
Santander Drive Auto Receivables Trust Series 2026-1 Class A2, 4.04% 3/15/2029	115,000	115,016
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	74,360	74,502
SBNA Auto Lease Trust Series 2025-A Class A3, 4.83% 4/20/2028 (b)	200,000	200,959
SCLP Series 2025-4 Class A, 4.24% 8/25/2035 (b)	111,760	111,975
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (b)	26,068	26,097
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3, 5.47% 10/20/2028 (b)	42,766	43,015
SFS Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	2,425	2,425
SFS Auto Receivables Securitization Trust Series 2025-2A Class A2, 4.52% 11/20/2028 (b)	60,772	60,915
Sfs Auto Receivables Securitization Trust Series 2025-3A Class A2, 4.11% 3/20/2029 (b)	190,957	191,190
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (b)	180,000	180,126
Sfuel Series 2025-BA Class A2, 4.31% 5/22/2028 (b)	150,000	150,488
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)	62,926	63,103
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A2, 4.06% 6/20/2028 (b)	104,000	104,248
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A Class A2, 4.14% 6/20/2028 (b)	108,913	109,114
Toyota Auto Receivables Owner Trust Series 2025-B Class A2A, 4.46% 3/15/2028	115,120	115,401
Toyota Auto Receivables Owner Trust Series 2026-A Class A2A, 3.8% 12/15/2028	180,000	180,081
Toyota Lease Owner Trust Series 2024-B Class A3, 4.21% 9/20/2027 (b)	173,948	174,168
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (b)	28,438	28,495
Toyota Lease Owner Trust Series 2025-B Class A2A, 3.91% 5/22/2028 (b)	154,372	154,560
Toyota Lease Owner Trust Series 2026-A Class A2A, 3.7% 2/22/2028 (b)	180,000	179,887
USAA Auto Owner Trust Series 2025-A Class A2, 3.98% 3/15/2028 (b)	150,000	150,087
USB Auto Owner Trust 2025-1 Series 2025-1A Class A2, 4.51% 6/15/2028 (b)	85,270	85,447
Verizon Master Trust Series 2025-3 Class A1A, 4.51% 3/20/2030	90,000	90,711
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	97,429	98,580
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	53,675	53,802
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	165,000	165,841
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	48,856	49,391
Wheels Fleet Lease Funding LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	55,515	56,135
Wheels Fleet Lease Funding LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	197,551	199,596
Wheels Fleet Lease Funding LLC Series 2025-1A Class A2, CME Term SOFR 1 month Index + 0%, 4.9868% 1/18/2040 (b)(c)(d)	94,293	94,727
Woart Series 2025-B Class A2A, 4.38% 8/15/2028	100,974	101,172
Woart Series 2025-C Class A2A, 4.19% 10/16/2028	142,262	142,465
World Omni Auto Receivables Tr Series 2024-A Class A3, 4.86% 3/15/2029	106,752	107,491
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	69,581	69,960
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	34,529	34,569
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	179,283	180,146
World Omni Select Auto Trust Series 2025-A Class A2A, 4.14% 5/15/2030	120,000	120,269
TOTAL UNITED STATES		11,972,893
TOTAL ASSET-BACKED SECURITIES (Cost $11,950,928)		11,972,893

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Goldman Sachs Bank USA 5.283% 3/18/2027 (c) (Cost $71,014)	71,000	71,040

Collateralized Mortgage Obligations - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(c) (Cost $44,825)	46,040	45,334

Commercial Mortgage Securities - 1.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.0%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.4026% 6/15/2040 (b)(c)(d)	105,000	105,527
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 3/15/2043 (b)(c)(d)	100,000	100,063
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.8035% 3/15/2030 (b)(c)(d)	87,841	87,731
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9597% 10/15/2042 (b)(c)(d)	94,000	94,118
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 2/15/2043 (b)(c)(d)	66,000	66,020
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 3/15/2043 (b)(c)(d)	100,000	100,000
TOTAL UNITED STATES		553,459
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $552,510)		553,459

Non-Convertible Corporate Bonds - 50.2%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.13% 11/27/2026 (b)(c)(d)	105,000	105,180
CANADA - 6.0%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Canadian Natural Resources Ltd 3.85% 6/1/2027	100,000	99,987
Enbridge Inc 3.7% 7/15/2027	120,000	119,741
Enbridge Inc 5.9% 11/15/2026	91,000	92,104
TOTAL ENERGY		311,832
Financials - 5.3%
Banks - 5.3%
Bank of Montreal 4.4375% 9/22/2028 (c)	175,000	175,319
Bank of Montreal 4.567% 9/10/2027 (c)	151,000	151,527
Bank of Nova Scotia/The 2.7% 8/3/2026	120,000	119,401
Bank of Nova Scotia/The 2.951% 3/11/2027	100,000	99,250
Bank of Nova Scotia/The 4.404% 9/8/2028 (c)	170,000	171,106
Bank of Nova Scotia/The 5.35% 12/7/2026	146,000	147,706
Bank of Nova Scotia/The U.S. SOFR Index + 0.76%, 4.4498% 9/15/2028 (c)(d)	160,000	160,235
Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (c)	150,000	150,449
Canadian Imperial Bank of Commerce 4.862% 1/13/2028 (c)	150,000	151,049
Canadian Imperial Bank of Commerce 5.615% 7/17/2026	146,000	146,968
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.8%, 4.5123% 9/8/2028 (c)(d)	160,000	160,417
Royal Bank of Canada 4.51% 10/18/2027 (c)	140,000	140,656
Royal Bank of Canada 5.069% 7/23/2027 (c)	100,000	100,439
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 4.3865% 10/18/2027 (c)(d)	100,000	100,278
Royal Bank of Canada U.S. SOFR Averages Index + 0.86%, 4.5265% 10/18/2028 (c)(d)	150,000	150,502
Royal Bank of Canada U.S. SOFR Index + 0.7%, 4.3695% 11/3/2028 (c)(d)	210,000	210,299
Toronto Dominion Bank 1.25% 9/10/2026	140,000	138,099
Toronto Dominion Bank 4.568% 12/17/2026	200,000	201,125
Toronto Dominion Bank 5.532% 7/17/2026	130,000	130,769
Toronto Dominion Bank U.S. SOFR Index + 0.62%, 4.3095% 12/17/2026 (c)(d)	145,000	145,342
TOTAL FINANCIALS		2,950,936
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Emera US Finance LP 3.55% 6/15/2026	80,000	79,838
TOTAL CANADA		3,342,606
CHILE - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
Enel Americas SA 4% 10/25/2026	144,000	143,766
FRANCE - 0.7%
Financials - 0.7%
Banks - 0.7%
BNP Paribas SA 2.591% 1/20/2028 (b)(c)	200,000	197,515
Societe Generale SA 5.519% 1/19/2028 (b)(c)	200,000	202,479

TOTAL FRANCE		399,994
GERMANY - 0.6%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Mercedes-Benz Finance North America LLC 5.2% 8/3/2026 (b)	150,000	150,818
Financials - 0.4%
Capital Markets - 0.4%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	200,000	197,571
TOTAL GERMANY		348,389
IRELAND - 0.8%
Financials - 0.3%
Banks - 0.3%
Bank of Ireland Group PLC 2.029% 9/30/2027 (b)(c)	200,000	197,623
Industrials - 0.5%
Transportation Infrastructure - 0.5%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (b)	115,000	114,985
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (b)	140,000	140,009
TOTAL INDUSTRIALS		254,994
TOTAL IRELAND		452,617
ITALY - 0.4%
Utilities - 0.4%
Electric Utilities - 0.4%
Enel Finance International NV 4.625% 6/15/2027 (b)	200,000	201,587
JAPAN - 1.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
NTT Finance Corp 4.567% 7/16/2027 (b)	200,000	201,814
Financials - 1.1%
Banks - 1.1%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (c)	200,000	198,157
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)	200,000	198,814
Mizuho Financial Group Inc 1.554% 7/9/2027 (c)	200,000	198,353
TOTAL FINANCIALS		595,324
TOTAL JAPAN		797,138
NETHERLANDS - 1.5%
Financials - 0.9%
Banks - 0.9%
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	250,000	250,543
ING Groep NV 1.726% 4/1/2027 (c)	200,000	199,621
TOTAL FINANCIALS		450,164
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
NXP BV / NXP Funding LLC / NXP USA Inc 3.15% 5/1/2027	200,000	198,240
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	160,000	159,876
TOTAL INFORMATION TECHNOLOGY		358,116
TOTAL NETHERLANDS		808,280
NORWAY - 0.4%
Financials - 0.4%
Banks - 0.4%
DNB Bank ASA 1.535% 5/25/2027 (b)(c)	200,000	198,842
SWEDEN - 0.4%
Financials - 0.4%
Banks - 0.4%
Swedbank AB 6.136% 9/12/2026 (b)	200,000	202,375
UNITED KINGDOM - 4.0%
Financials - 4.0%
Banks - 4.0%
Barclays PLC 5.829% 5/9/2027 (c)	200,000	200,644
HSBC Holdings PLC 4.041% 3/13/2028 (c)	200,000	200,101
HSBC Holdings PLC 5.21% 8/11/2028 (c)	200,000	203,147
HSBC Holdings PLC 5.887% 8/14/2027 (c)	200,000	201,701
Lloyds Banking Group PLC 3.75% 3/18/2028 (c)	210,000	209,506
Lloyds Banking Group PLC 5.462% 1/5/2028 (c)	200,000	202,465
Lloyds Banking Group PLC 5.985% 8/7/2027 (c)	200,000	201,697
NatWest Group PLC 1.642% 6/14/2027 (c)	200,000	198,652
NatWest Group PLC 5.583% 3/1/2028 (c)	200,000	203,176
NatWest Group PLC 5.847% 3/2/2027 (c)	200,000	200,000
Standard Chartered PLC 7.767% 11/16/2028 (b)(c)	200,000	211,922

TOTAL UNITED KINGDOM		2,233,011
UNITED STATES - 33.6%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.3%
AT&T Inc 1.7% 3/25/2026	150,000	149,779
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.625% 4/15/2026	130,000	129,763
TOTAL COMMUNICATION SERVICES		279,542
Consumer Discretionary - 2.8%
Automobiles - 1.1%
General Motors Financial Co Inc 1.5% 6/10/2026	150,000	148,980
General Motors Financial Co Inc 5.25% 3/1/2026	150,000	150,036
Hyundai Capital America 5.65% 6/26/2026 (b)	180,000	180,904
Hyundai Capital America U.S. SOFR Index + 1.12%, 4.8075% 6/23/2027 (b)(c)(d)	130,000	130,934
		610,854
Leisure Products - 0.2%
Mattel Inc 5.875% 12/15/2027 (b)	130,000	130,029
Specialty Retail - 1.5%
AutoZone Inc 3.125% 4/21/2026	145,000	144,772
Lowe's Cos Inc 3.1% 5/3/2027	200,000	198,160
O'Reilly Automotive Inc 3.6% 9/1/2027	170,000	169,175
O'Reilly Automotive Inc 5.75% 11/20/2026	175,000	177,057
Ross Stores Inc 0.875% 4/15/2026	120,000	119,554
		808,718
TOTAL CONSUMER DISCRETIONARY		1,549,601
Consumer Staples - 1.7%
Beverages - 0.6%
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.2522% 11/15/2026 (c)(d)	156,000	156,178
Molson Coors Beverage Co 3% 7/15/2026	160,000	159,327
		315,505
Consumer Staples Distribution & Retail - 0.7%
Mars Inc 4.45% 3/1/2027 (b)	49,000	49,401
Mondelez International Holdings Netherlands BV 1.25% 9/24/2026 (b)	200,000	196,831
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.0986% 4/28/2027 (c)(d)	127,000	127,366
		373,598
Food Products - 0.4%
Bunge Ltd Finance Corp 3.25% 8/15/2026	108,000	107,630
Kraft Heinz Foods Co 3% 6/1/2026	139,000	138,662
		246,292
TOTAL CONSUMER STAPLES		935,395
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
EQT Corp 3.125% 5/15/2026 (b)	83,000	82,753
MPLX LP 1.75% 3/1/2026	50,000	49,994
Spectra Energy Partners LP 3.375% 10/15/2026	145,000	144,432
Western Gas Partners LP 4.65% 7/1/2026	148,000	148,040
Williams Cos Inc/The 5.4% 3/2/2026	100,000	100,000
TOTAL ENERGY		525,219
Financials - 19.0%
Banks - 10.8%
Bank of America Corp 1.658% 3/11/2027 (c)	140,000	139,921
Bank of America Corp 1.734% 7/22/2027 (c)	160,000	158,564
Bank of America Corp 2.551% 2/4/2028 (c)	175,000	172,728
Bank of America Corp 3.559% 4/23/2027 (c)	130,000	129,906
Bank of America Corp 3.824% 1/20/2028 (c)	200,000	199,747
Bank of America Corp 5.933% 9/15/2027 (c)	168,000	169,805
Citibank NA U.S. SOFR Index + 0.781%, 4.451% 5/29/2027 (c)(d)	250,000	251,623
Citigroup Inc 1.462% 6/9/2027 (c)	140,000	139,013
Citigroup Inc 3.2% 10/21/2026	115,000	114,528
Citigroup Inc 3.887% 1/10/2028 (c)	100,000	99,861
Citizens Financial Group Inc 2.85% 7/27/2026	110,000	109,427
Fifth Third Bancorp 1.707% 11/1/2027 (c)	140,000	137,918
JPMorgan Chase & Co 1.578% 4/22/2027 (c)	120,000	119,583
JPMorgan Chase & Co 2.947% 2/24/2028 (c)	130,000	128,687
JPMorgan Chase & Co 3.54% 5/1/2028 (c)	170,000	169,062
JPMorgan Chase & Co 3.782% 2/1/2028 (c)	175,000	174,622
JPMorgan Chase & Co 4.323% 4/26/2028 (c)	110,000	110,375
JPMorgan Chase & Co 5.04% 1/23/2028 (c)	150,000	151,340
JPMorgan Chase & Co 6.07% 10/22/2027 (c)	142,000	143,945
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 4.4373% 7/6/2028 (c)(d)	250,000	250,590
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.78%, 4.4522% 11/17/2028 (c)(d)	250,000	250,628
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	200,000	200,857
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (c)	170,000	172,815
PNC Financial Services Group Inc/The U.S. SOFR Index + 0.62%, 4.2876% 1/26/2029 (c)(d)	141,000	140,949
Truist Bank U.S. SOFR Index + 0.66%, 4.328% 1/27/2029 (c)(d)	250,000	249,915
Truist Financial Corp 1.267% 3/2/2027 (c)	94,000	94,000
Truist Financial Corp 4.123% 6/6/2028 (c)	130,000	130,289
Truist Financial Corp 6.047% 6/8/2027 (c)	180,000	180,900
US Bancorp 2.215% 1/27/2028 (c)	130,000	128,062
US Bancorp 4.548% 7/22/2028 (c)	175,000	176,500
US Bancorp 6.787% 10/26/2027 (c)	163,000	166,054
Wells Fargo & Co 3% 10/23/2026	148,000	147,118
Wells Fargo & Co 3% 4/22/2026	89,000	88,885
Wells Fargo & Co 3.196% 6/17/2027 (c)	210,000	209,481
Wells Fargo & Co 3.526% 3/24/2028 (c)	180,000	179,070
Wells Fargo & Co 3.584% 5/22/2028 (c)	90,000	89,524
Wells Fargo & Co 4.9% 1/24/2028 (c)	180,000	181,420
Wells Fargo & Co 5.707% 4/22/2028 (c)	120,000	122,197
		5,979,909
Capital Markets - 5.1%
Athene Global Funding 2.95% 11/12/2026 (b)	140,000	138,885
Athene Global Funding 4.95% 1/7/2027 (b)	108,000	108,773
Athene Global Funding 5.339% 1/15/2027 (b)	130,000	131,347
Athene Global Funding 5.62% 5/8/2026 (b)	100,000	100,255
Bank of New York Mellon Corp/The 4.947% 4/26/2027 (c)	60,000	60,097
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.68%, 4.3894% 6/9/2028 (c)(d)	180,000	180,549
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.83%, 4.4963% 7/21/2028 (c)(d)	150,000	150,777
Bank of New York Mellon U.S. SOFR Averages Index + 0.71%, 4.3765% 4/20/2027 (c)(d)	250,000	250,148
Equitable America Global Funding U.S. SOFR Index + 0.71%, 4.3998% 9/15/2027 (b)(c)(d)	87,000	87,035
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (c)	170,000	169,897
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (c)	160,000	157,846
Goldman Sachs Group Inc/The 3.5% 11/16/2026	140,000	139,715
Goldman Sachs Group Inc/The 4.148% 1/21/2029 (c)	140,000	140,058
Goldman Sachs Group Inc/The 4.387% 6/15/2027 (c)	150,000	150,129
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 4.9569% 4/23/2028 (c)(d)	140,000	141,060
LPL Holdings Inc 4.625% 11/15/2027 (b)	140,000	139,914
Morgan Stanley 1.512% 7/20/2027 (c)	170,000	168,422
Morgan Stanley 1.593% 5/4/2027 (c)	170,000	169,285
Morgan Stanley 4.21% 4/20/2028 (c)	90,000	90,172
Morgan Stanley U.S. SOFR Index + 1.02%, 4.6879% 4/13/2028 (c)(d)	100,000	100,494
State Street Corp U.S. SOFR Index + 0.95%, 4.6176% 4/24/2028 (c)(d)	62,000	62,329
		2,837,187
Consumer Finance - 1.7%
American Express Co 4.009% 2/9/2029 (c)	200,000	200,597
American Express Co 5.389% 7/28/2027 (c)	140,000	140,750
American Express Co 5.645% 4/23/2027 (c)	200,000	200,442
Capital One Financial Corp 7.149% 10/29/2027 (c)	150,000	152,976
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.1153% 4/10/2026 (c)(d)	90,000	90,025
Toyota Motor Credit Corp U.S. SOFR Index + 0.71%, 4.3822% 5/14/2027 (c)(d)	150,000	150,725
		935,515
Financial Services - 0.3%
Aviation Capital Group LLC 1.95% 9/20/2026 (b)	108,000	106,682
Western Union Co/The 1.35% 3/15/2026	114,000	113,869
		220,551
Insurance - 1.1%
Brown & Brown Inc 4.6% 12/23/2026	49,000	49,239
Corebridge Global Funding 5.75% 7/2/2026 (b)	80,000	80,467
Equitable Financial Life Global Funding 1.3% 7/12/2026 (b)	140,000	138,632
Jackson National Life Global Funding 3.05% 4/29/2026 (b)	90,000	89,835
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	150,000	151,093
Reinsurance Group of America Inc 3.95% 9/15/2026	100,000	99,955
		609,221
TOTAL FINANCIALS		10,582,383
Health Care - 1.6%
Biotechnology - 0.3%
AbbVie Inc 3.775% 3/3/2028	195,000	195,258
Health Care Providers & Services - 0.9%
Cigna Group/The 1.25% 3/15/2026	120,000	119,864
CVS Health Corp 2.875% 6/1/2026	163,000	162,590
CVS Health Corp 3% 8/15/2026	91,000	90,594
HCA Inc 5.25% 6/15/2026	60,000	60,039
HCA Inc 5.375% 9/1/2026	70,000	70,079
		503,166
Pharmaceuticals - 0.4%
Merck & Co Inc U.S. SOFR Index + 0.46%, 4.1498% 9/15/2027 (c)(d)	152,000	152,729
Pfizer Inc U.S. SOFR Index + 0.5%, 4.1722% 11/15/2027 (c)(d)	44,000	44,155
		196,884
TOTAL HEALTH CARE		895,308
Industrials - 1.2%
Aerospace & Defense - 0.4%
L3Harris Technologies Inc 3.85% 12/15/2026	200,000	199,860
Ground Transportation - 0.2%
CSX Corp 2.6% 11/1/2026	140,000	138,850
Machinery - 0.6%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.4%, 4.0656% 1/10/2028 (c)(d)	170,000	170,248
Caterpillar Financial Services Corp U.S. SOFR Index + 0.69%, 4.3562% 10/16/2026 (c)(d)	150,000	150,478
		320,726
TOTAL INDUSTRIALS		659,436
Information Technology - 1.6%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC / EMC Corp 4.9% 10/1/2026	150,000	150,523
Dell International LLC / EMC Corp 6.02% 6/15/2026	32,000	32,022
		182,545
Semiconductors & Semiconductor Equipment - 0.2%
Marvell Technology Inc 1.65% 4/15/2026	130,000	129,623
Software - 1.0%
Oracle Corp 1.65% 3/25/2026	141,000	140,754
Oracle Corp 2.65% 7/15/2026	105,000	104,371
Roper Technologies Inc 3.8% 12/15/2026	145,000	144,805
VMware LLC 1.4% 8/15/2026	150,000	148,226
		538,156
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	45,000	45,133
TOTAL INFORMATION TECHNOLOGY		895,457
Materials - 0.2%
Chemicals - 0.2%
Celanese US Holdings LLC 1.4% 8/5/2026	90,000	88,666
Real Estate - 2.3%
Diversified REITs - 0.3%
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (b)	150,000	149,768
Health Care REITs - 0.3%
Healthpeak OP LLC 1.35% 2/1/2027	150,000	146,572
Office REITs - 0.3%
COPT Defense Properties LP 2.25% 3/15/2026	190,000	189,860
Retail REITs - 0.3%
Realty Income Corp 3% 1/15/2027	150,000	148,956
Specialized REITs - 1.1%
American Tower Corp 1.6% 4/15/2026	120,000	119,655
American Tower Corp 3.375% 10/15/2026	140,000	139,435
American Tower Corp 3.55% 7/15/2027	90,000	89,546
American Tower Corp 3.65% 3/15/2027	190,000	189,348
Crown Castle Inc 1.05% 7/15/2026	90,000	89,018
		627,002
TOTAL REAL ESTATE		1,262,158
Utilities - 1.8%
Electric Utilities - 0.7%
DTE Electric Co 4.25% 5/14/2027	25,000	25,172
Duke Energy Corp 2.65% 9/1/2026	91,000	90,401
Eversource Energy 4.75% 5/15/2026	130,000	130,179
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	67,000	67,760
Oncor Electric Delivery Co LLC 4.5% 3/20/2027 (b)	64,000	64,454
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	24,000	24,261
		402,227
Multi-Utilities - 1.1%
Dominion Energy Inc 1.45% 4/15/2026	120,000	119,635
Dominion Energy Inc 2.85% 8/15/2026	100,000	99,502
DTE Energy Co 2.85% 10/1/2026	140,000	139,106
WEC Energy Group Inc 4.75% 1/15/2028	150,000	152,283
WEC Energy Group Inc 5.6% 9/12/2026	80,000	80,582
		591,108
TOTAL UTILITIES		993,335
TOTAL UNITED STATES		18,666,500
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $27,800,150)		27,900,285

U.S. Treasury Obligations - 25.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026	3.63 to 3.73	2,500,000	2,481,801
US Treasury Bills 0% 7/9/2026	3.59	1,750,000	1,727,660
US Treasury Notes 3.375% 12/31/2027	3.47 to 3.58	2,150,000	2,148,824
US Treasury Notes 3.5% 9/30/2026	3.86 to 4.36	3,237,200	3,234,323
US Treasury Notes 3.625% 8/31/2027	3.48 to 3.61	2,025,000	2,030,300
US Treasury Notes 4.125% 1/31/2027	3.89 to 4.08	2,250,000	2,261,619
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,858,860)			13,884,527

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $1,243,995)	3.70	1,243,746	1,243,995

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $55,522,282)	55,671,533
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(57,038)
NET ASSETS - 100.0%	55,614,495

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,874,894 or 21.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,669,493	21,784,449	23,210,013	36,317	66	-	1,243,995	1,243,746	0.0%
Total	2,669,493	21,784,449	23,210,013	36,317	66	-	1,243,995

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	11,972,893	-	11,972,893	-

Bank Notes
Financials	71,040	-	71,040	-

Collateralized Mortgage Obligations	45,334	-	45,334	-

Commercial Mortgage Securities	553,459	-	553,459	-

Non-Convertible Corporate Bonds
Communication Services	481,356	-	481,356	-
Consumer Discretionary	1,700,419	-	1,700,419	-
Consumer Staples	935,395	-	935,395	-
Energy	837,051	-	837,051	-
Financials	18,113,403	-	18,113,403	-
Health Care	895,308	-	895,308	-
Industrials	914,430	-	914,430	-
Information Technology	1,253,573	-	1,253,573	-
Materials	88,666	-	88,666	-
Real Estate	1,262,158	-	1,262,158	-
Utilities	1,418,526	-	1,418,526	-

U.S. Treasury Obligations	13,884,527	-	13,884,527	-

Money Market Funds	1,243,995	1,243,995	-	-
Total Investments in Securities:	55,671,533	1,243,995	54,427,538	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $54,278,287)	$54,427,538
Fidelity Central Funds (cost $1,243,995)	1,243,995

Total Investment in Securities (cost $55,522,282)		$55,671,533
Receivable for fund shares sold		133,457
Interest receivable		384,810
Distributions receivable from Fidelity Central Funds		5,820
Prepaid expenses		24
Receivable from investment adviser for expense reductions		21,165
Total assets		56,216,809
Liabilities
Payable to custodian bank	$36,703
Payable for investments purchased	394,934
Payable for fund shares redeemed	125,816
Distributions payable	2,712
Accrued management fee	9,783
Audit fee payable	31,340
Other payables and accrued expenses	1,026
Total liabilities		602,314
Net Assets		$55,614,495
Net Assets consist of:
Paid in capital		$55,008,521
Total accumulated earnings (loss)		605,974
Net Assets		$55,614,495
Net Asset Value, offering price and redemption price per share ($55,614,495 ÷ 5,335,842 shares)		$10.42
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Interest		$1,115,254
Income from Fidelity Central Funds		36,317
Total income		1,151,571
Expenses
Management fee	$54,649
Custodian fees and expenses	733
Independent trustees' fees and expenses	57
Registration fees	20,957
Audit fees	28,303
Legal	27
Miscellaneous	64
Total expenses before reductions	104,790
Expense reductions	(51,507)
Total expenses after reductions		53,283
Net Investment income (loss)		1,098,288
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	25,702
Fidelity Central Funds	66
Total net realized gain (loss)		25,768
Change in net unrealized appreciation (depreciation) on investment securities		15,047
Net gain (loss)		40,815
Net increase (decrease) in net assets resulting from operations		$1,139,103
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,098,288	$1,835,639
Net realized gain (loss)	25,768	55,096
Change in net unrealized appreciation (depreciation)	15,047	37,104
Net increase (decrease) in net assets resulting from operations	1,139,103	1,927,839
Distributions to shareholders	(1,647,138)	(1,422,101)

Share transactions
Proceeds from sales of shares	21,381,008	46,081,810
Reinvestment of distributions	1,621,710	1,388,732
Cost of shares redeemed	(18,754,280)	(26,443,368)

Net increase (decrease) in net assets resulting from share transactions	4,248,438	21,027,174
Total increase (decrease) in net assets	3,740,403	21,532,912

Net Assets
Beginning of period	51,874,092	30,341,180
End of period	$55,614,495	$51,874,092

Other Information
Shares
Sold	2,040,122	4,413,373
Issued in reinvestment of distributions	155,250	133,121
Redeemed	(1,790,431)	(2,531,426)
Net increase (decrease)	404,941	2,015,068

Financial Highlights
Fidelity® SAI Sustainable Low Duration Bond Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.52	$10.41	$10.13	$9.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.211	.471	.519	.413	.059
Net realized and unrealized gain (loss)	.006	.017	.069	.001	(.050)
Total from investment operations	.217	.488	.588	.414	.009
Distributions from net investment income	(.306)	(.372)	(.305)	(.244)	(.049)
Distributions from net realized gain	(.011)	(.006)	(.003)	-	-
Total distributions	(.317)	(.378)	(.308)	(.244)	(.049)
Net asset value, end of period	$10.42	$10.52	$10.41	$10.13	$9.96
Total Return D,E	2.09%	4.78%	5.89%	4.21%	.09%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.39% H	.43%	.68%	1.74%	1.88% H,I
Expenses net of fee waivers, if any	.20 % H	.20%	.20%	.23%	.25% H
Expenses net of all reductions, if any	.20% H	.20%	.19%	.22%	.25% H
Net investment income (loss)	4.06% H	4.52%	5.10%	4.13%	1.54% H
Supplemental Data
Net assets, end of period (000 omitted)	$55,614	$51,874	$30,341	$7,824	$5,035
Portfolio turnover rate J	45 % H	57%	32%	36%	6% K

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity SAI Sustainable Low Duration Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$389,839
Gross unrealized depreciation	(3,624)
Net unrealized appreciation (depreciation)	$386,215
Tax cost	$55,285,318

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Low Duration Bond Fund	15,813,598	8,326,652

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity SAI Sustainable Low Duration Bond Fund	28

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .20% of average net assets. This reimbursement will remain in place through December 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $50,659.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $848.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Sustainable Low Duration Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may be weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.20% through December 31, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds;(ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9904915.103
SLO-SANN-0426
Fidelity® Series Sustainable Investment Grade Bond Fund

Semi-Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Sustainable Investment Grade Bond Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 6.0%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 5.7%
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.1097% 7/21/2037 (c)(d)(e)	250,000	250,569
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.8222% 4/15/2038 (c)(d)(e)	100,000	100,023
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.818% 1/25/2038 (c)(d)(e)	250,000	250,264
RR 28 LTD / RR 28 LLC Series 2024-28RA Class A1R, CME Term SOFR 3 month Index + 1.55%, 5.2222% 4/15/2037 (c)(d)(e)	250,000	250,463
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		851,319
UNITED STATES - 0.3%
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (c)	47,000	45,529
TOTAL ASSET-BACKED SECURITIES (Cost $894,213)		896,848

Commercial Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.8035% 3/15/2030 (c)(d)(e) (Cost $18,506)	18,544	18,521

Foreign Government and Government Agency Obligations - 0.4%
	Principal Amount (a)	Value ($)
MEXICO - 0.4%
United Mexican States 3.5% 2/12/2034 (Cost $50,260)	60,000	52,530

Non-Convertible Corporate Bonds - 18.6%
	Principal Amount (a)	Value ($)
CANADA - 0.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
TELUS Corp 3.4% 5/13/2032	45,000	42,076
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (c)	2,000	2,013
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc 3.625% 5/13/2051 (c)	29,000	21,210
TOTAL CANADA		65,299
NETHERLANDS - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031	36,000	32,972
UNITED KINGDOM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Astrazeneca Finance LLC 1.75% 5/28/2028	27,000	25,849
UNITED STATES - 17.8%
Communication Services - 1.3%
Diversified Telecommunication Services - 0.6%
AT&T Inc 2.25% 2/1/2032	20,000	17,862
Verizon Communications Inc 5.05% 5/9/2033	74,000	76,757
		94,619
Entertainment - 0.2%
Walt Disney Co/The 2.65% 1/13/2031	27,000	25,571
Media - 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	10,000	10,156
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	5,000	5,240
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	3,000	3,191
Charter Communications Operating LLC / Charter Communications Operating Capital 6.7% 12/1/2055	40,000	39,014
		57,601
Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc 2.875% 2/15/2031	22,000	20,657
TOTAL COMMUNICATION SERVICES		198,448
Consumer Discretionary - 1.0%
Automobiles - 0.1%
General Motors Co 5.4% 10/15/2029	18,000	18,729
Leisure Products - 0.2%
Mattel Inc 5% 11/17/2030	27,000	27,415
Specialty Retail - 0.5%
Home Depot Inc/The 3.25% 4/15/2032	25,000	23,849
Lowe's Cos Inc 3.75% 4/1/2032	35,000	33,906
TJX Cos Inc/The 3.875% 4/15/2030	23,000	23,019
		80,774
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry Inc 3.05% 3/15/2032	27,000	25,090
TOTAL CONSUMER DISCRETIONARY		152,008
Consumer Staples - 0.3%
Food Products - 0.3%
General Mills Inc 2.25% 10/14/2031	55,000	49,360
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Targa Resources Corp 4.35% 4/15/2031	4,000	4,000
Financials - 7.8%
Banks - 4.1%
Bank of America Corp 2.651% 3/11/2032 (d)	35,000	32,451
Bank of America Corp 4.623% 5/9/2029 (d)	38,000	38,539
Bank of America Corp 5.015% 7/22/2033 (d)	55,000	56,617
Bank of America Corp 5.162% 1/24/2031 (d)	20,000	20,759
Citigroup Inc 2.666% 1/29/2031 (d)	49,000	46,231
Citigroup Inc 4.91% 5/24/2033 (d)	15,000	15,309
Citizens Financial Group Inc 5.718% 7/23/2032 (d)	11,000	11,588
Fifth Third Bancorp 4.895% 9/6/2030 (d)	10,000	10,209
JPMorgan Chase & Co 2.963% 1/25/2033 (d)	30,000	27,825
JPMorgan Chase & Co 4.912% 7/25/2033 (d)	65,000	66,646
JPMorgan Chase & Co 5.103% 4/22/2031 (d)	6,000	6,222
JPMorgan Chase & Co 5.14% 1/24/2031 (d)	20,000	20,754
JPMorgan Chase & Co 5.336% 1/23/2035 (d)	25,000	26,055
JPMorgan Chase & Co 5.572% 4/22/2036 (d)	8,000	8,460
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (d)	50,000	51,123
Santander Holdings USA Inc 6.499% 3/9/2029 (d)	5,000	5,205
Truist Financial Corp 4.597% 1/27/2032 (d)	30,000	30,317
Wells Fargo & Co 5.15% 4/23/2031 (d)	9,000	9,317
Wells Fargo & Co 5.244% 1/24/2031 (d)	12,000	12,450
Wells Fargo & Co 5.499% 1/23/2035 (d)	59,000	61,803
Wells Fargo & Co 5.605% 4/23/2036 (d)	8,000	8,413
Wells Fargo & Co 6.491% 10/23/2034 (d)	25,000	27,760
		594,053
Capital Markets - 2.0%
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (d)	30,000	27,059
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)	21,000	19,485
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (d)	25,000	24,885
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (d)	15,000	15,093
HPS Corporate Lending Fund 5.45% 11/15/2030 (c)	28,000	27,515
Morgan Stanley 2.943% 1/21/2033 (d)	30,000	27,632
Morgan Stanley 4.356% 10/22/2031 (d)	20,000	20,047
Morgan Stanley 4.493% 1/16/2032 (d)	11,000	11,064
Morgan Stanley 4.889% 7/20/2033 (d)	46,000	46,920
Morgan Stanley 5.192% 4/17/2031 (d)	6,000	6,215
Morgan Stanley 5.23% 1/15/2031 (d)	17,000	17,605
Morgan Stanley 5.664% 4/17/2036 (d)	5,000	5,284
MSCI Inc 5.15% 3/15/2036	6,000	5,946
MSCI Inc 5.25% 9/1/2035	24,000	24,030
State Street Corp 3.031% 11/1/2034 (d)	25,000	23,890
		302,670
Consumer Finance - 0.3%
American Express Co 4.456% 2/10/2032 (d)	30,000	30,294
American Express Co 5.085% 1/30/2031 (d)	16,000	16,531
		46,825
Insurance - 1.4%
Equitable Financial Life Global Funding 1.3% 7/12/2026 (c)	53,000	52,482
Marsh & McLennan Cos Inc 2.375% 12/15/2031	57,000	51,409
MetLife Inc 5.3% 12/15/2034	30,000	31,210
Reinsurance Group of America Inc 5.75% 9/15/2034	20,000	20,955
RGA Global Funding 4.6% 11/25/2030 (c)	27,000	27,206
Unum Group 4% 6/15/2029	20,000	19,839
		203,101
TOTAL FINANCIALS		1,146,649
Health Care - 1.0%
Biotechnology - 0.3%
Amgen Inc 3% 2/22/2029	50,000	48,796
Health Care Providers & Services - 0.5%
Centene Corp 4.625% 12/15/2029	31,000	30,249
CVS Health Corp 5% 9/15/2032	3,000	3,078
Humana Inc 3.7% 3/23/2029	37,000	36,380
		69,707
Pharmaceuticals - 0.2%
Zoetis Inc 2% 5/15/2030	27,000	24,941
TOTAL HEALTH CARE		143,444
Industrials - 0.7%
Building Products - 0.2%
Carrier Global Corp 2.493% 2/15/2027	25,000	24,684
Carrier Global Corp 5.9% 3/15/2034	2,000	2,163
		26,847
Ground Transportation - 0.1%
Uber Technologies Inc 4.15% 1/15/2031	6,000	5,977
Uber Technologies Inc 4.8% 9/15/2035	4,000	3,981
		9,958
Industrial Conglomerates - 0.2%
Trane Technologies Financing Ltd 3.8% 3/21/2029	35,000	34,999
Machinery - 0.2%
Otis Worldwide Corp 2.565% 2/15/2030	27,000	25,509
Professional Services - 0.0%
Verisk Analytics Inc 4.45% 3/15/2031	2,000	2,010
TOTAL INDUSTRIALS		99,323
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.4%
Dell International LLC / EMC Corp 4.15% 2/15/2029	7,000	7,025
Dell International LLC / EMC Corp 4.5% 2/15/2031	10,000	10,049
Dell International LLC / EMC Corp 4.75% 10/6/2032	7,000	7,065
Dell International LLC / EMC Corp 5.1% 2/15/2036	12,000	12,044
Dell International LLC / EMC Corp 6.2% 7/15/2030	21,000	22,563
		58,746
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc 4.2% 10/15/2030	16,000	16,090
Broadcom Inc 4.95% 1/15/2036	30,000	30,439
Micron Technology Inc 2.703% 4/15/2032	36,000	32,913
		79,442
TOTAL INFORMATION TECHNOLOGY		138,188
Materials - 0.1%
Chemicals - 0.1%
International Flavors & Fragrances Inc 2.3% 11/1/2030 (c)	14,000	12,767
Real Estate - 1.9%
Diversified REITs - 0.3%
WP Carey Inc 2.45% 2/1/2032	42,000	37,585
Health Care REITs - 0.2%
Alexandria Real Estate Equities Inc 2% 5/18/2032	42,000	36,097
Industrial REITs - 0.2%
Prologis LP 2.875% 11/15/2029	38,000	36,626
Office REITs - 0.5%
COPT Defense Properties LP 2% 1/15/2029	29,000	27,378
COPT Defense Properties LP 4.5% 10/15/2030	2,000	2,009
Kilroy Realty LP 2.5% 11/15/2032	50,000	41,921
		71,308
Real Estate Management & Development - 0.2%
CBRE Services Inc 2.5% 4/1/2031	27,000	24,633
Retail REITs - 0.4%
Brixmor Operating Partnership LP 5.75% 2/15/2035	20,000	21,201
Phillips Edison Grocery Center Operating Partnership I LP 2.625% 11/15/2031	30,000	27,252
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033	4,000	4,007
Regency Centers LP 4.5% 3/15/2033	3,000	3,001
Regency Centers LP 5.1% 1/15/2035	4,000	4,090
		59,551
Specialized REITs - 0.1%
American Tower Corp 4.7% 12/15/2032	19,000	19,219
TOTAL REAL ESTATE		285,019
Utilities - 2.8%
Electric Utilities - 1.3%
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	47,000	45,862
Duke Energy Carolinas LLC 3.95% 11/15/2028	33,000	33,151
Northern States Power Co/MN 2.25% 4/1/2031	40,000	36,651
Oncor Electric Delivery Co LLC 4.15% 6/1/2032	25,000	24,773
Wisconsin Electric Power Co 4.75% 9/30/2032	31,000	31,899
		172,336
Independent Power and Renewable Electricity Producers - 0.5%
AES Corp/The 2.45% 1/15/2031	78,000	72,329
Multi-Utilities - 1.0%
Dominion Energy Inc 2.25% 8/15/2031	61,000	55,072
NiSource Inc 1.7% 2/15/2031	63,000	55,850
Puget Energy Inc 4.224% 3/15/2032	44,000	43,005
		153,927
TOTAL UTILITIES		398,592
TOTAL UNITED STATES		2,627,798
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $2,682,331)		2,751,918

U.S. Government Agency - Mortgage Securities - 17.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 17.9%
Fannie Mae 2.5% 6/1/2052	48,944	43,194
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	99,573	94,049
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	35,969	36,237
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	33,982	35,001
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	21,133	21,767
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	41,112	42,345
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	23,897	25,017
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	11,499	11,999
Freddie Mac Gold Pool 2% 11/1/2050	98,369	82,349
Freddie Mac Gold Pool 2.5% 5/1/2051	51,039	44,533
Freddie Mac Gold Pool 3% 5/1/2051	20,197	18,452
Freddie Mac Non Gold Pool 5.5% 3/1/2054	19,506	19,910
Ginnie Mae I Pool 4% 10/20/2052	82,152	79,666
Ginnie Mae II Pool 2% 1/20/2051	45,328	38,425
Ginnie Mae II Pool 2% 1/20/2052	49,729	42,140
Ginnie Mae II Pool 2% 9/20/2051	74,541	63,165
Ginnie Mae II Pool 2.5% 12/20/2051	47,860	42,247
Ginnie Mae II Pool 2.5% 5/20/2052	64,643	57,066
Ginnie Mae II Pool 3% 4/20/2052	47,245	43,350
Ginnie Mae II Pool 3% 8/20/2051	23,446	21,510
Ginnie Mae II Pool 5% 3/1/2056 (b)	125,000	125,440
Ginnie Mae II Pool 5% 4/1/2056 (b)	75,000	75,161
Ginnie Mae II Pool 5.5% 5/20/2055	44,924	45,536
Ginnie Mae II Pool 6% 3/1/2056 (b)	100,000	102,029
Uniform Mortgage Backed Securities 2% 3/1/2056 (b)	325,000	269,154
Uniform Mortgage Backed Securities 2% 4/1/2056 (b)	200,000	165,648
Uniform Mortgage Backed Securities 2.5% 3/1/2056 (b)	125,000	108,247
Uniform Mortgage Backed Securities 3% 3/1/2056 (b)	75,000	67,819
Uniform Mortgage Backed Securities 3.5% 3/1/2056 (b)	100,000	94,242
Uniform Mortgage Backed Securities 4.5% 3/1/2056 (b)	50,000	49,441
Uniform Mortgage Backed Securities 5% 3/1/2041 (b)	50,000	50,760
Uniform Mortgage Backed Securities 5.5% 3/1/2041 (b)	100,000	102,613
Uniform Mortgage Backed Securities 5.5% 3/1/2056 (b)	200,000	203,219
Uniform Mortgage Backed Securities 6% 3/1/2056 (b)	200,000	205,149
Uniform Mortgage Backed Securities 6% 4/1/2056 (b)	100,000	102,563
Uniform Mortgage Backed Securities 6.5% 3/1/2056 (b)	25,000	25,962
TOTAL UNITED STATES		2,655,405
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,606,334)		2,655,405

U.S. Treasury Obligations - 55.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bonds 3.625% 2/15/2053	3.74	335,000	281,217
US Treasury Bonds 3.875% 2/15/2043	3.81	180,000	166,767
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	42,000	37,734
US Treasury Bonds 4.25% 2/15/2054	4.24 to 4.78	310,600	290,957
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.66	36,000	33,729
US Treasury Bonds 4.5% 11/15/2054	4.55 to 4.83	115,000	112,350
US Treasury Bonds 4.625% 11/15/2055	4.80 to 4.82	159,000	158,727
US Treasury Bonds 4.625% 2/15/2055	4.54 to 4.81	89,000	88,764
US Treasury Bonds 4.625% 5/15/2054	4.49 to 4.65	95,000	94,696
US Treasury Bonds 4.75% 5/15/2055	4.83 to 4.92	205,000	208,628
US Treasury Bonds 4.75% 8/15/2055	4.57 to 4.91	285,000	290,210
US Treasury Notes 3.5% 4/30/2028	3.35	460,000	460,975
US Treasury Notes 3.625% 5/15/2026	4.03	45,000	44,991
US Treasury Notes 3.625% 9/30/2030	3.58	230,000	231,177
US Treasury Notes 3.625% 9/30/2031	3.63 to 3.87	219,000	219,368
US Treasury Notes 3.75% 1/31/2031	3.80	300,000	303,047
US Treasury Notes 3.75% 10/31/2032	3.87 to 3.89	79,000	79,222
US Treasury Notes 3.75% 11/30/2032	3.92	290,000	290,782
US Treasury Notes 3.75% 12/31/2028	3.84	200,000	201,930
US Treasury Notes 3.875% 12/31/2032	4.02	110,000	111,083
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.27	268,000	268,390
US Treasury Notes 3.875% 9/30/2032	3.76	213,000	215,263
US Treasury Notes 4% 1/31/2033	3.71 to 4.06	487,000	495,370
US Treasury Notes 4% 11/15/2035	4.15 to 4.28	263,000	263,945
US Treasury Notes 4% 4/30/2032	4.00	51,000	51,978
US Treasury Notes 4% 5/31/2030	3.97	140,000	142,855
US Treasury Notes 4% 6/30/2028	4.25	60,000	60,830
US Treasury Notes 4% 6/30/2032	3.99	76,000	77,431
US Treasury Notes 4% 7/31/2030	4.07 to 4.16	105,000	107,166
US Treasury Notes 4% 7/31/2032	3.94 to 4.14	310,000	315,752
US Treasury Notes 4.125% 10/31/2031	4.37	77,000	79,051
US Treasury Notes 4.125% 2/29/2032	4.19	40,000	41,047
US Treasury Notes 4.125% 3/31/2032	4.13	320,000	328,413
US Treasury Notes 4.125% 5/31/2032	4.05 to 4.27	201,000	206,224
US Treasury Notes 4.125% 7/31/2028	4.18 to 4.27	175,000	178,008
US Treasury Notes 4.125% 7/31/2031	3.78	137,000	140,729
US Treasury Notes 4.125% 8/31/2030	4.61	58,000	59,484
US Treasury Notes 4.25% 11/15/2034	4.22 to 4.49	174,000	178,765
US Treasury Notes 4.25% 2/28/2031	4.27	35,000	36,137
US Treasury Notes 4.25% 5/15/2035	4.26 to 4.45	228,000	233,851
US Treasury Notes 4.25% 8/15/2035	3.98 to 4.26	382,000	391,490
US Treasury Notes 4.375% 1/31/2032	4.46	50,000	51,979
US Treasury Notes 4.375% 11/30/2030	4.27 to 4.35	93,000	96,458
US Treasury Notes 4.5% 11/15/2033	3.86 to 4.35	155,000	162,369
US Treasury Notes 4.625% 2/15/2035	4.17 to 4.34	186,000	196,259
US Treasury Notes 4.625% 5/31/2031	4.33	67,000	70,392
US Treasury Notes 4.875% 10/31/2030	4.91	20,000	21,165
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,118,073)			8,177,155

Money Market Funds - 13.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $1,948,488)	3.70	1,948,098	1,948,488

TOTAL INVESTMENT IN SECURITIES - 111.2% (Cost $16,318,205)	16,500,865
NET OTHER ASSETS (LIABILITIES) - (11.2)%	(1,667,105)
NET ASSETS - 100.0%	14,833,760

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 3/1/2056	(125,000)	(125,439)
Uniform Mortgage Backed Securities 2% 3/1/2056	(200,000)	(165,634)
Uniform Mortgage Backed Securities 3.5% 3/1/2056	(100,000)	(94,242)
Uniform Mortgage Backed Securities 6% 3/1/2056	(100,000)	(102,574)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(487,889)

TOTAL TBA SALE COMMITMENTS (Proceeds $484,370)		(487,889)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,058,562 or 7.1% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,329,922	2,234,637	1,616,032	33,227	(39)	-	1,948,488	1,948,098	0.0%
Total	1,329,922	2,234,637	1,616,032	33,227	(39)	-	1,948,488

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	896,848	-	896,848	-

Commercial Mortgage Securities	18,521	-	18,521	-

Foreign Government and Government Agency Obligations	52,530	-	52,530	-

Non-Convertible Corporate Bonds
Communication Services	240,524	-	240,524	-
Consumer Discretionary	154,021	-	154,021	-
Consumer Staples	70,570	-	70,570	-
Energy	4,000	-	4,000	-
Financials	1,146,649	-	1,146,649	-
Health Care	169,293	-	169,293	-
Industrials	99,323	-	99,323	-
Information Technology	171,160	-	171,160	-
Materials	12,767	-	12,767	-
Real Estate	285,019	-	285,019	-
Utilities	398,592	-	398,592	-

U.S. Government Agency - Mortgage Securities	2,655,405	-	2,655,405	-

U.S. Treasury Obligations	8,177,155	-	8,177,155	-

Money Market Funds	1,948,488	1,948,488	-	-
Total Investments in Securities:	16,500,865	1,948,488	14,552,377	-
Other Financial Instruments:

TBA Sale Commitments	(487,889)	-	(487,889)	-
Total Other Financial Instruments:	(487,889)	-	(487,889)	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $14,369,717)	$14,552,377
Fidelity Central Funds (cost $1,948,488)	1,948,488

Total Investment in Securities (cost $16,318,205)		$16,500,865
Receivable for TBA sale commitments		484,370
Receivable for fund shares sold		127,868
Interest receivable		99,236
Distributions receivable from Fidelity Central Funds		5,259
Receivable from investment adviser for expense reductions		26
Total assets		17,217,624
Liabilities
Payable for investments purchased
Regular delivery	$72,115
Delayed delivery	1,731,375
TBA sale commitments, at value	487,889
Payable for fund shares redeemed	92,029
Distributions payable	5
Other payables and accrued expenses	451
Total liabilities		2,383,864
Net Assets		$14,833,760
Net Assets consist of:
Paid in capital		$14,705,898
Total accumulated earnings (loss)		127,862
Net Assets		$14,833,760
Net Asset Value, offering price and redemption price per share ($14,833,760 ÷ 1,495,150 shares)		$9.92
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Interest		$252,904
Income from Fidelity Central Funds		33,227
Total income		286,131
Expenses
Custodian fees and expenses	$1,087
Independent trustees' fees and expenses	13
Total expenses before reductions	1,100
Expense reductions	(1,248)
Total expenses after reductions		(148)
Net Investment income (loss)		286,279
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	35,518
Fidelity Central Funds	(39)
Total net realized gain (loss)		35,479
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	187,716
TBA sale commitments	(878)
Total change in net unrealized appreciation (depreciation)		186,838
Net gain (loss)		222,317
Net increase (decrease) in net assets resulting from operations		$508,596
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$286,279	$422,421
Net realized gain (loss)	35,479	(8,564)
Change in net unrealized appreciation (depreciation)	186,838	(66,467)
Net increase (decrease) in net assets resulting from operations	508,596	347,390
Distributions to shareholders	(286,895)	(421,193)

Share transactions
Proceeds from sales of shares	4,886,563	4,946,224
Reinvestment of distributions	286,893	421,182
Cost of shares redeemed	(2,269,904)	(1,831,976)

Net increase (decrease) in net assets resulting from share transactions	2,903,552	3,535,430
Total increase (decrease) in net assets	3,125,253	3,461,627

Net Assets
Beginning of period	11,708,507	8,246,880
End of period	$14,833,760	$11,708,507

Other Information
Shares
Sold	496,536	511,635
Issued in reinvestment of distributions	29,173	43,376
Redeemed	(230,942)	(189,434)
Net increase (decrease)	294,767	365,577

Financial Highlights
Fidelity® Series Sustainable Investment Grade Bond Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.75	$9.88	$9.64	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.212	.440	.451	.138
Net realized and unrealized gain (loss)	.171	(.130)	.241	(.360)
Total from investment operations	.383	.310	.692	(.222)
Distributions from net investment income	(.213)	(.440)	(.452)	(.138)
Total distributions	(.213)	(.440)	(.452)	(.138)
Net asset value, end of period	$9.92	$9.75	$9.88	$9.64
Total Return D,E	3.97%	3.25%	7.42%	(2.22)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.02% H	.02%	.02%	.03% H,I
Expenses net of fee waivers, if any J	- % H	-%	-%	-% H
Expenses net of all reductions, if any J	-% H	-%	-%	-% H
Net investment income (loss)	4.36% H	4.55%	4.70%	4.61% H
Supplemental Data
Net assets, end of period (000 omitted)	$14,834	$11,709	$8,247	$5,548
Portfolio turnover rate K	483 % H	235%	405%	128% L

AFor the period May 11, 2023 (commencement of operations) through August 31, 2023.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IProxy expenses are not annualized.
JAmount represents less than .005%.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Series Sustainable Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$259,906
Gross unrealized depreciation	(81,234)
Net unrealized appreciation (depreciation)	$178,672
Tax cost	$16,318,674

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(69,120)
Long-term	(17,990)
Total capital loss carryforward	$(87,110)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Sustainable Investment Grade Bond Fund	27,852,660	27,042,719
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through December 31, 2028. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $890.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $358.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Sustainable Investment Grade Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through December 31, 2027.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9908953.102
SGB-SANN-0426
Fidelity® SAI Investment Grade Securitized Fund

Semi-Annual Report
February 28, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Investment Grade Securitized Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 3.5%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (h)	87,039	87,953
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (h)	401,173	406,214
TOTAL CANADA		494,167
UNITED STATES - 3.4%
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (h)	70,676	71,378
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (h)	1,800,000	1,812,837
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (h)	2,700,000	2,720,086
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	479,553	482,656
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (h)	134,756	135,628
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (h)	284,646	285,199
AutoNation Finance Trust Series 2026-1A Class A3, 4.03% 8/12/2030 (h)	510,000	512,849
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (h)	743,010	754,918
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (h)	198,048	199,815
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	237,492	240,224
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	477,728	483,639
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	460,000	460,066
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032	145,000	145,405
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (h)	361,655	362,639
Dext Abs LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (h)	230,000	229,975
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (h)	113,629	114,808
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (h)	653,139	655,629
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (h)	230,000	234,770
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (h)	138,971	139,316
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (h)	483,000	490,174
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	56,714	56,857
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	115,000	116,172
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (h)	1,296,000	1,301,569
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/2034 (h)(i)	10,486	8,898
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (h)	914,588	919,547
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	818,000	824,245
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (h)	404,958	406,274
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (h)	479,015	481,703
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (h)	935,000	942,836
Nissan Auto Lease Trust Series 2026-A Class A3, 3.87% 3/15/2029	420,000	420,739
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (h)	2,100,000	2,106,535
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (h)	631,069	644,039
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (h)	461,775	462,654
Sclp 2025-2 Series 2025-2 Class A, 4.82% 6/25/2034 (h)	1,263,931	1,270,626
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (h)	343,481	347,365
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (h)	400,000	400,279
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (h)	500,000	501,547
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (h)	575,773	577,394
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A3, 4.11% 4/20/2029 (h)	4,600,000	4,632,828
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (h)	964,154	913,351
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (h)	712,719	729,775
Wheels Fleet Lease Funding LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (h)	764,804	772,720
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (h)	800,000	803,423
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (h)	142,531	146,115
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (h)	1,032,478	1,043,812
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	95,348	95,581
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	106,360	106,939
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	550,000	552,898
TOTAL UNITED STATES		32,118,732
TOTAL ASSET-BACKED SECURITIES (Cost $32,285,519)		32,612,899

Collateralized Mortgage Obligations - 14.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 14.8%
Ajax Mortgage Loan Trust Series 2021-C Class A, 6.115% 1/25/2061 (h)	126,671	126,791
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (h)	1,446,429	1,306,100
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(c)(h)(l)	70,297	7
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.3031% 5/27/2037 (b)(c)(h)	36,914	36,779
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	9,748	9,890
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	14,636	14,909
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	10,990	11,189
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	14,844	15,129
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	5,008	5,083
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	2,536	2,628
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	4,774	4,974
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.7683% 11/25/2032 (b)(j)	663	13
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3183% 12/25/2033 (b)(j)	19,445	2,407
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3183% 3/25/2033 (b)(j)	3,929	414
Fannie Mae Guaranteed REMIC Series 2005-39 Class TE, 5% 5/25/2035	43,155	44,236
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.9383% 6/25/2035 (b)(j)	31,620	2,174
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 7.7176% 8/25/2035 (b)(c)	862	919
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	42,712	43,404
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.8583% 12/25/2036 (b)(j)	10,997	1,124
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.6583% 5/25/2037 (b)(j)	7,025	670
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 17.9299% 6/25/2037 (b)(c)	20,469	28,004
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 16.9099% 7/25/2037 (b)(c)	2,208	2,545
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	24,167	23,431
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	202,215	200,798
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	88,053	87,971
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (j)	20,072	292
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	15,666	14,744
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	21,704	20,611
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (j)	14	0
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 2.2683% 1/25/2044 (b)(j)	25,273	2,933
Fannie Mae Guaranteed REMIC Series 2013-88 Class ZE, 3% 7/25/2043	7,363,172	6,867,460
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (j)	121,688	16,840
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	166,130	160,931
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (j)	77,433	10,090
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	182,007	159,233
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	193,422	169,220
Fannie Mae Guaranteed REMIC Series 2021-68 Class KJ, 2.25% 10/25/2051	4,065,996	3,686,690
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	360,597	315,108
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	159,875	146,120
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	367,489	334,789
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	242,824	222,691
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	2,821,701	2,579,233
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	251,499	228,794
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	232,035	220,932
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	442,008	418,668
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	556,996	537,404
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	318,397	303,449
Fannie Mae Guaranteed REMIC Series 2022-20 Class HC, 2.5% 4/25/2052	3,682,101	3,439,361
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	583,344	536,093
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	1,856,486	1,699,618
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	182,571	166,477
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	193,634	192,601
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	1,129,115	1,040,558
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	327,985	312,366
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	348,275	324,590
Fannie Mae Guaranteed REMIC Series 2023-51 Class FB, U.S. 30-Day Avg. SOFR Index + 1.55%, 5.2172% 11/25/2053 (b)(c)	7,200,775	7,292,381
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1672% 11/25/2053 (b)(c)	4,921,157	4,980,216
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 12/25/2054 (b)(c)	3,323,456	3,347,819
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (j)	16,430	487
Fannie Mae Mortgage pass-thru certificates Series 2025-31 Class FN, U.S. 30-Day Avg. SOFR Index + 1.65%, 5.3172% 6/25/2054 (b)(c)	3,422,412	3,469,967
Fannie Mae Mortgage pass-thru certificates Series 2025-37 Class DF, U.S. 30-Day Avg. SOFR Index + 1.65%, 5.3172% 8/25/2054 (b)(c)	3,372,121	3,419,456
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 9/25/2054 (b)(c)	725,443	730,603
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 2/25/2055 (b)(c)	942,321	952,323
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 9/25/2054 (b)(c)	1,090,313	1,101,537
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 2/25/2055 (b)(c)	2,166,554	2,187,020
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (b)(c)	729,864	735,927
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	415,388	410,705
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	641,674	646,010
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	455,693	433,876
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (b)(j)	9,710	1,619
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (b)(j)	5,944	836
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (j)	9,272	1,465
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (b)(j)	5,472	917
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (j)	18,278	2,773
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class CJ, 6.5% 4/15/2028	4,756	4,813
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	257,080	257,308
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	293,388	268,377
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	143,429	130,383
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	299,645	274,360
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	447,745	394,653
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	5,674	5,793
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	6,116	6,222
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	12,055	12,317
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	2,537	2,591
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	4,090	4,154
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	13,868	14,418
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2380 Class SY, 8.0855% - U.S. 30-Day Avg. SOFR Index 4.4273% 11/15/2031 (b)(j)	6,068	294
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	13,544	14,064
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	18,348	19,049
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2587 Class IM, 6.5% 3/15/2033 (j)	7,147	972
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	282,532	290,924
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	21,582	22,265
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	97,497	99,575
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	51,191	53,429
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	59,577	60,537
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	25,410	26,234
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.8273% 2/15/2036 (b)(j)	8,852	841
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	27,718	29,146
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	76,814	79,067
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.8873% 11/15/2036 (b)(j)	29,587	2,804
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.8073% 6/15/2037 (b)(j)	25,948	2,648
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	10,057	10,272
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	130,486	134,041
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	17,959	18,103
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	17,068	16,253
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (j)	11,113	678
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (j)	2	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (j)	33,983	825
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	49,486	49,410
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4646 Class LA, 4% 9/15/2045	53,384	53,289
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	143,682	140,317
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4692 Class KB, 4% 10/15/2046	289,495	286,054
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4746 Class PA, 4% 2/15/2047	140,524	140,257
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5000 Class BA, 2% 4/25/2045	547,818	515,779
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	774,081	689,802
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	625,621	547,542
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	357,144	314,033
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	351,535	306,626
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	297,718	270,569
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	908,845	817,431
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	178,931	166,333
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	1,222,382	1,119,987
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	191,183	174,023
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	304,237	276,925
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	175,179	162,686
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	255,500	232,501
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	211,857	190,382
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	255,501	232,502
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	132,841	123,450
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	632,527	589,846
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199, 3% 5/25/2048	8,515,437	8,074,981
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class C, 3% 5/25/2048	1,736,019	1,658,549
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5201 Class EB, 3% 2/25/2048	5,258,581	5,023,138
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	225,153	213,909
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	142,374	132,451
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	1,633,813	1,530,350
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5207 Class PA, 3% 6/25/2051	4,115,187	3,796,990
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CB, 3.25% 4/25/2052	2,841,666	2,744,989
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.2172% 7/25/2052 (b)(c)	2,294,641	2,275,147
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5248 Class A, 4% 4/15/2048	944,305	942,135
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.3372% 8/25/2052 (b)(c)	2,606,676	2,587,400
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.4172% 9/25/2052 (b)(c)	3,807,987	3,791,062
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3672% 9/25/2052 (b)(c)	3,976,577	3,928,568
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5256 Class FA, U.S. 30-Day Avg. SOFR Index + 0.65%, 4.3172% 9/25/2052 (b)(c)	2,385,156	2,369,794
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.7172% 8/25/2053 (b)(c)	1,356,960	1,366,215
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 6/25/2054 (b)(c)	956,227	965,048
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 2/25/2055 (b)(c)	582,571	585,661
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FE, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 2/25/2055 (b)(c)	1,303,586	1,315,807
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.9172% 10/25/2054 (b)(c)	1,110,424	1,119,395
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.7172% 4/25/2055 (b)(c)	1,223,040	1,229,959
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	13,138	13,390
Freddie Mac Non Gold Pool Series 1998-2104 Class PG, 6% 12/15/2028	4,395	4,485
Freddie Mac Non Gold Pool Series 1999-2114 Class ZM, 6% 1/15/2029	1,957	1,999
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	1,279	1,300
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.0969% 8/20/2060 (b)(c)(k)	9,906	9,874
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 4/20/2061 (b)(c)(k)	3,465	3,466
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.4469% 5/20/2061 (b)(c)(k)	98	97
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (k)	1,098	1,043
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	28,853	27,041
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 3.83% 8/20/2066 (b)(c)(k)	54,388	54,328
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	39,933	40,755
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.7259% 5/16/2034 (b)(j)	23,823	1,390
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 3.4259% 8/17/2034 (b)(j)	8,527	848
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.9159% 6/16/2037 (b)(j)	14,397	1,297
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	271,511	270,271
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	60,017	59,741
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (j)	2,711	73
Ginnie Mae REMIC pass-thru certificates Series 2011-52 Class HI, 7% 4/16/2041 (j)	71,571	7,364
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	66,921	66,337
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	80,298	76,511
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	336,922	313,162
Ginnie Mae REMIC pass-thru certificates Series 2019-11 Class F, CME Term SOFR 1 month Index + 0.5145%, 4.1817% 1/20/2049 (b)(c)	56,634	56,564
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.2817% 10/20/2049 (b)(c)	104,805	104,102
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.2317% 2/20/2049 (b)(c)	198,401	197,443
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (h)	807,486	793,979
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (h)(i)	170,801	169,115
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (h)	716,363	687,070
New Residential Mortgage Loan Trust Series 2025-NQM7 Class A1FC, 4.949% 10/26/2065 (b)(h)	680,431	682,901
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (h)	615,778	585,678
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (h)	1,045,119	1,003,976
OBX Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (h)(i)	503,935	507,537
Obx Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (b)(h)	940,437	943,401
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (h)	4,045	4,040
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (h)	40,948	40,420
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (b)(h)	226,049	219,109
Onslow Bay Financial LLC Series 2025-NQM20 Class A1, 5.021% 10/25/2065 (b)(h)	2,247,933	2,260,714
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (h)	1,676,812	1,630,540
Prpm 2025-Rcf3 LLC Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (b)(h)	652,985	656,282
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (b)(h)	5,782,502	5,735,398
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(h)	616,988	604,428
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (h)	205,138	194,767
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 4.4282% 9/25/2043 (b)(c)	165,965	161,369
Verus Securitization Trust 2026-2 Series 2026-2 Class A1FC, 4.507% 2/25/2071 (h)(i)	4,900,000	4,901,773
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (b)(h)	1,024,291	1,034,787
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (h)(i)	3,615,667	3,654,956
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 6.3385% 9/25/2033 (b)	17,363	17,294
TOTAL UNITED STATES		138,926,539
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $135,295,490)		138,926,539

Commercial Mortgage Securities - 18.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 18.7%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.4026% 6/15/2040 (b)(c)(h)	2,670,000	2,683,395
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (h)	189,077	182,937
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	1,480,783	1,466,809
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	127,614	126,861
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	387,146	383,239
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	307,861	306,502
BANK Series 2018-BN13 Class A4, 3.953% 8/15/2061	545,958	543,626
BANK Series 2018-BN15 Class A3, 4.138% 11/15/2061	2,318,933	2,327,407
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	765,954	755,590
BANK Series 2020-BN25 Class XB, 0.4361% 1/15/2063 (b)(j)	6,959,678	116,082
BANK Series 2021-BN33 Class XA, 1.0239% 5/15/2064 (b)(j)	4,730,180	169,961
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	600,000	645,958
BANK5 Series 2026-5YR20 Class A3, 5.104% 2/15/2059	1,200,000	1,245,563
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/25/2059 (h)	688,000	688,943
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057	700,000	759,659
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	254,451	253,535
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7596% 12/15/2062 (b)(j)	11,100,143	210,998
Benchmark Mortgage Trust Series 2023-V3 Class XA, 0.8134% 7/15/2056 (b)(j)	44,560,329	750,200
Benchmark Mortgage Trust Series 2026-V20 Class A3, 5.184% 2/15/2059	1,200,000	1,251,798
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 4.7745% 9/15/2026 (b)(c)(h)	752,731	748,083
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.0018% 3/15/2041 (b)(c)(h)	2,292,411	2,292,411
BMO Mortgage Trust Series 2023-C6 Class XA, 0.7915% 9/15/2056 (b)(j)	18,745,985	920,681
BMO Mortgage Trust Series 2024-5C5 Class A3, 5.8574% 2/15/2057	700,000	735,465
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	1,600,000	1,633,523
BMO Mortgage Trust Series 2025-5C13 Class A3, 5.227% 12/15/2058	900,000	937,377
BX Commercial Mortgage Trust 2021-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1507% 4/15/2037 (b)(c)(h)	133,174	133,174
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0513% 3/15/2041 (b)(c)(h)	2,327,776	2,328,503
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.301% 5/15/2041 (b)(h)	1,356,954	1,357,803
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 5.8505% 12/9/2040 (b)(c)(h)	399,000	399,000
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9525% 12/15/2039 (b)(c)(h)	254,841	254,920
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 3/15/2043 (b)(c)(h)	993,000	993,625
BX Trust 2019-OC11 Series 2019-OC11 Class XA, 0.742% 12/9/2041 (b)(h)(j)	114,700,000	2,813,201
BX Trust 2021 Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.8245% 2/15/2036 (b)(c)(h)	154,000	153,905
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.1015% 4/15/2041 (b)(c)(h)	1,728,932	1,729,472
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.8035% 3/15/2030 (b)(c)(h)	2,442,967	2,439,913
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.5997% 4/15/2037 (b)(c)(h)	3,681,300	3,682,450
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.1017% 2/15/2039 (b)(c)(h)	5,580,696	5,580,696
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3509% 3/15/2041 (b)(c)(h)	455,700	455,700
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.8097% 2/15/2035 (b)(c)(h)	147,000	146,801
CD Mortgage Trust Series 2017-CD5 Class A3, 3.171% 8/15/2050	739,517	728,958
CD Mortgage Trust Series 2018-CD7 Class ASB, 4.213% 8/15/2051	117,761	117,567
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (b)(h)	747,000	765,780
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (h)	26,131,000	170,834
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	1,583,583	1,573,203
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	4,757,961	4,706,874
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	8,600,000	8,582,875
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4, 2.902% 7/10/2049	3,389,000	3,371,458
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.5388% 12/10/2049 (b)(j)	5,870,624	11,954
Citigroup Commercial Mortgage Trust Series 2017-P7 Class AAB, 3.509% 4/14/2050	126,648	126,315
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A3, 4.145% 11/10/2051	1,500,000	1,504,635
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.0051% 8/10/2056 (b)(j)	4,576,547	129,568
COMM Mortgage Trust Series 2017-CD4 Class ASB, 3.317% 5/10/2050	83,567	83,146
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	56,084	55,848
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	170,320	169,235
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(h)	163,000	168,121
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9597% 10/15/2042 (b)(c)(h)	1,740,000	1,742,175
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 2/15/2043 (b)(c)(h)	1,096,000	1,096,343
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0597% 2/15/2043 (b)(c)(h)	112,000	112,210
Fannie Mae Guaranteed REMIC Series 2023-M1S Class A2, 4.497% 4/25/2033 (b)	400,000	411,459
Fannie Mae Guaranteed REMIC Series 2023-M8 Class A2, 4.4759% 3/25/2033 (b)	400,000	410,836
Fannie Mae Guaranteed REMIC Series 2025-M4 Class A2, 4.389% 8/25/2035	1,800,000	1,822,937
Fannie Mae Mortgage pass-thru certificates Series 2018-M13 Class A2, 3.7513% 9/25/2030 (b)	276,721	276,872
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030	5,100,000	5,246,207
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	1,100,000	1,091,756
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	967,788	960,370
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	1,600,000	1,587,661
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	1,100,000	1,094,625
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	2,800,000	2,784,832
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	1,300,000	1,305,039
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	4,200,000	4,213,288
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	900,000	904,556
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	900,000	907,793
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	3,630,828	3,616,835
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	2,500,000	2,418,441
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	700,000	640,088
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032	3,300,000	3,015,430
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030	1,200,000	1,229,345
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (b)	1,200,000	1,225,017
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (b)	700,000	713,021
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (b)	1,100,000	1,123,951
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.2092% 3/25/2030 (b)(c)	3,197,284	3,197,281
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	3,100,000	3,173,081
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (b)	2,100,000	2,144,213
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (b)	300,000	306,549
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (b)	600,000	608,962
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.2192% 10/25/2030 (b)(c)	3,599,187	3,599,185
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	1,200,000	1,229,230
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K762 Class A2, 4.36% 9/25/2032	3,300,000	3,364,562
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.2192% 10/25/2030 (b)(c)	2,612,749	2,612,747
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1792% 10/25/2030 (b)(c)	3,699,648	3,699,646
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1792% 11/25/2030 (b)(c)	3,800,000	3,800,570
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.1692% 12/25/2030 (b)(c)	1,200,000	1,200,375
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 0.839% 10/10/2048 (b)(j)	287,871	11
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	102,219	101,703
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	1,500,000	1,493,070
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	400,000	400,099
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	86,667	86,568
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053	465,099	455,172
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3597% 10/15/2035 (b)(c)(h)	190,000	189,644
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (b)(h)	506,000	516,477
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/2049 (b)	530,374	528,709
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	117,539	116,919
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	40,123	39,982
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (h)	443,741	423,218
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.116% 7/5/2033 (b)(h)(j)	3,810,547	83,646
LCCM Mortgage Trust Series 2017-LC26 Class A3, 3.289% 7/12/2050 (h)	121,347	119,947
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.4745% 7/15/2038 (b)(c)(h)	332,189	331,939
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34 Class ASB, 3.354% 11/15/2052	287,868	285,964
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 4.557% 8/15/2033 (b)(c)(h)	704,715	573,257
Morgan Stanley Capital I Trust Series 2018-L1 Class ASB, 4.238% 10/15/2051	1,917,237	1,922,264
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.1406% 6/15/2054 (b)(j)	965,712	35,592
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(h)	1,080,442	1,066,719
MSWF Commercial Mortgage Trust Series 2023-2 Class XD, 3.0109% 12/15/2056 (b)(h)(j)	1,500,000	271,861
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 3/15/2043 (b)(c)(h)	1,380,000	1,380,000
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.5049% 11/15/2038 (b)(c)(h)	892,284	892,006
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 4.8539% 11/15/2038 (b)(c)(h)	795,912	795,663
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.9026% 12/15/2039 (b)(c)(h)	1,083,000	1,084,355
UBS Commercial Mortgage Trust Series 2017-C4 Class ASB, 3.366% 10/15/2050	144,566	143,845
UBS Commercial Mortgage Trust Series 2017-C7 Class ASB, 3.586% 12/15/2050	659,021	655,839
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9635% 12/15/2050 (b)(j)	4,791,917	68,309
UBS Commercial Mortgage Trust Series 2018-C12 Class A4, 4.0299% 8/15/2051	2,469,981	2,451,297
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	300,000	297,950
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 4.8285% 7/15/2048 (b)(c)(h)	4,000,000	4,000,686
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	37,957	37,835
Wells Fargo Commercial Mortgage Trust Series 2017-C41 Class A3, 3.21% 11/15/2050	5,000,000	4,932,208
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	74,922	74,634
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.8156% 12/15/2050 (b)(j)	6,141,844	76,544
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9038% 8/15/2051 (b)(j)	3,508,452	51,779
Wells Fargo Commercial Mortgage Trust Series 2018-C47 Class ASB, 4.365% 9/15/2061	512,873	513,499
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 4.9745% 5/15/2031 (b)(c)(h)	13,457,000	13,450,792
TOTAL UNITED STATES		175,709,627
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $172,777,180)		175,709,627

U.S. Government Agency - Mortgage Securities - 133.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 133.2%
Fannie Mae 3.5% 12/1/2036	89,692	88,625
Fannie Mae 3.5% 5/1/2036	68,276	67,613
Fannie Mae 6.5% 7/1/2054	172,433	182,173
Fannie Mae 7% 8/1/2054	25,029	26,673
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 6.32% 4/1/2037 (b)(c)	6,201	6,412
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 5.96% 1/1/2035 (b)(c)	1,242	1,281
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (b)(c)	559	577
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.61%, 6.36% 8/1/2035 (b)(c)	13,868	14,336
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6669%, 6.391% 11/1/2036 (b)(c)	981	1,015
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6834%, 6.511% 5/1/2036 (b)(c)	931	965
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7392%, 6.152% 3/1/2040 (b)(c)	5,018	5,246
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.279% 7/1/2035 (b)(c)	950	982
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 8/1/2041 (b)(c)	7,206	7,567
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.07% 1/1/2042 (b)(c)	11,296	11,863
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8063%, 6.388% 12/1/2040 (b)(c)	97,148	102,021
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.593% 2/1/2042 (b)(c)	4,864	5,108
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (b)(c)	1,140	1,177
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.217% 6/1/2036 (b)(c)	9,793	10,133
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.275%, 6.379% 10/1/2033 (b)(c)	1,540	1,590
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	1,280,722	1,171,534
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	2,236,692	1,781,027
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	501,118	459,492
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	479,712	439,864
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	343,571	315,032
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	256,443	235,141
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	235,224	215,685
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041 (e)	2,466,374	2,116,314
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	1,079,637	989,954
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	237,997	218,227
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	510,326	466,818
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	502,410	459,577
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	268,851	245,930
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	1,805,837	1,435,125
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	661,688	605,276
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	206,224	188,321
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	828,677	716,676
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	53,899	49,506
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2051	85,530	67,972
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	717,794	655,477
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	572,080	454,641
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	126,787	101,909
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	1,928,271	1,802,605
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	150,874	127,057
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	887,757	791,862
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	852,175	721,114
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	218,292	182,742
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	67,160	56,223
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	56,333	47,440
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,820,907	1,536,877
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	137,774	115,982
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	656,845	585,900
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	524,549	467,815
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	535,406	450,386
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	139,560	116,831
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	138,579	116,010
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	2,185,174	1,844,324
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,374,548	1,155,847
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	294,656	247,774
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	245,191	206,026
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	937,916	876,792
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	142,570	119,307
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	114,034	95,926
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	622,473	523,044
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	459,426	387,764
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	438,706	368,904
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	62,178	61,227
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	71,806	60,448
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	66,570	56,061
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	23,092	19,382
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	908,785	763,622
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	956,736	805,409
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	323,700	272,500
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	51,124	43,038
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	37,531	31,501
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	964,778	814,289
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	284,139	239,818
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	199,709	167,684
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	333,969	300,796
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	233,891	195,580
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	159,593	133,452
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	145,465	122,456
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	241,578	217,548
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	573,400	482,884
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	315,555	265,742
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	408,233	342,004
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	389,943	325,706
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	95,655	80,226
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	27,449	23,022
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	120,744	101,155
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	62,494	52,746
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	127,574	106,877
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	216,155	210,179
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	1,185,812	1,133,112
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2040	38,484	35,728
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	11,483,539	10,166,786
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	335,477	294,598
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,357,666	2,074,800
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	839,915	736,782
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	295,215	257,305
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	209,558	203,836
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	27,102	26,371
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	110,114	103,968
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	894,731	824,991
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	420,916	372,652
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	6,486,116	5,683,609
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,254,902	1,965,340
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	367,288	321,845
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	137,007	133,265
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	447,861	427,678
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	760,977	704,348
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	89,551	82,445
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,260,481	1,970,203
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,112,329	1,858,898
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	943,232	826,529
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	713,785	625,470
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	383,090	372,371
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	1,676,037	1,629,655
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	655,083	576,488
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	535,027	470,502
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	18,350	15,994
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	115,280	112,170
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	95,896	91,994
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	17,373	15,256
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	29,919	26,077
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	324,538	301,384
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	953,735	836,925
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	207,588	201,915
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	1,928,889	1,822,266
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	26,575	25,933
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	104,888	97,253
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	250,498	230,874
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	64,609	59,471
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	26,459	24,325
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	12,503,571	10,968,265
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,420,731	1,251,608
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	778,215	679,011
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	19,364	16,986
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	634,002	587,359
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	1,198,547	1,061,116
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	2,877,369	2,539,345
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	938,848	865,968
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	1,144,654	1,010,899
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	37,641	36,694
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	1,516,387	1,398,296
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	158,570	138,356
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	4,441,004	3,931,779
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	577,754	508,076
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	34,251	29,853
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	195,948	183,772
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	496,868	453,179
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	42,556	39,883
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	306,212	284,550
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	977,933	901,418
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	4,257,746	3,882,035
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	785,269	720,392
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	163,424	149,003
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	15,261	14,959
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	86,522	85,249
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	79,058	74,156
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	385,170	357,922
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	374,286	347,809
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	87,459	82,102
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	1,382,969	1,273,466
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	98,151	89,521
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	668,660	611,537
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	16,767	15,408
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	15,862	14,576
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	833,176	819,299
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	595,518	585,571
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	58,335	57,004
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	26,529	24,870
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	3,862,313	3,561,325
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	902,629	823,261
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	485,182	443,581
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	343,718	314,570
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	177,347	161,697
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	146,309	144,417
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	502,342	492,796
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	60,184	59,326
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	40,296	37,876
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	484,502	454,123
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	465,067	435,634
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	69,087	64,753
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	1,359,844	1,252,173
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	491,296	452,395
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,081,561	982,742
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,000,973	915,147
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	930,410	846,565
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	621,120	567,864
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	75,355	74,043
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	25,431	24,958
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	136,431	126,779
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,870,712	1,722,590
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	965,685	890,128
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,129,161	1,036,932
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	232,461	211,512
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	151,804	142,303
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	133,351	124,782
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	657,816	616,972
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	608,385	571,385
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	1,884,749	1,734,926
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	961,019	884,326
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	217,273	203,749
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	124,684	115,903
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	128,699	118,509
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	318,556	312,621
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	171,973	169,576
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	551,420	516,689
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	47,194	44,337
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	657,071	610,794
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	292,167	273,641
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,444,863	2,248,989
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	828,592	762,208
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	162,565	152,324
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	377,719	371,409
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	287,184	269,366
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	802,233	739,465
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	15,078	14,590
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	256,394	245,536
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	52,096	49,954
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	658,908	633,886
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	14,683,973	14,202,665
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	200,311	189,324
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	69,265	65,812
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	48,877	47,334
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	15,525	15,038
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	5,431	5,253
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	69,296	66,560
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	2,338,191	2,234,782
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	602,514	580,010
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	13,523	13,078
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	12,135	11,723
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	8,851	8,537
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	5,521	5,345
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	3,203	3,069
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	323,625	306,177
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	7,032	6,809
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	4,385,498	4,239,974
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	451,108	432,003
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	85,627	82,001
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	49,742	47,729
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	10,630	10,287
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	130,797	125,584
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	67,604	64,783
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	182,135	172,714
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	66,062	63,744
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2047	44,316	42,495
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	97,048	93,787
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	70,226	67,816
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	16,779	16,217
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	10,603	10,254
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	23,489	22,347
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	196,335	185,136
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	13,320	12,907
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	135,226	133,897
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	45,832	45,382
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	454,238	439,768
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	987,028	940,600
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	172,776	171,079
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	205,833	199,385
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	11,534	11,155
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	88,256	84,518
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	60,510	58,061
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	2,076,280	1,979,264
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	70,283	68,074
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	29,640	28,700
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	12,364	12,001
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	48,594	46,627
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	397,085	382,254
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	301,147	300,179
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	11,224	11,191
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	4,343	4,333
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	206,026	204,003
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	6,505	6,486
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	11,128	11,106
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	11,107	11,054
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	32,218	31,806
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	108,769	108,425
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	10,176	10,159
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	85,883	85,541
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	46,529	45,774
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,450	6,425
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	138,511	137,328
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	3,777,019	3,806,635
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	248,620	247,834
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	28,402	28,308
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	14,003	13,920
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	6,902	6,894
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	6,093	6,075
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	38,260	38,167
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	16,099	16,064
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	114,408	113,771
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	20,161	20,081
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	17,209	17,116
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	11,186	11,134
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	165,028	164,266
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	120,626	120,108
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	84,191	83,835
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	39,593	39,423
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	23,692	23,579
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	17,756	17,659
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	72,335	71,553
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	49,317	48,789
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	903,334	887,551
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	20,091	20,045
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	10,409	10,381
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	1,562	1,560
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	23,720	23,128
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	735,848	722,762
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	6,198	6,136
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	84	82
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	37,608	38,236
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	8,833	8,983
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	30,834	31,329
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	73,325	74,434
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	712,199	715,583
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	82,702	84,092
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	25,351	25,783
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	6,738	6,845
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	60,120	61,143
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	121,893	123,963
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	167,839	170,704
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	58,594	59,595
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	395,431	402,097
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	109,485	111,341
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	33,562	34,129
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	548,604	559,097
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	43,050	43,744
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	6,658	6,688
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	7,816	7,948
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	5,403	5,494
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	430,620	430,917
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	23,755	24,159
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	324,610	326,153
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	863,772	879,616
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	642,444	654,630
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,102,724	2,139,978
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	906,854	926,322
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	461,670	470,427
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052 (g)	2,258,823	2,300,254
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	37,039	38,018
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	21,706	22,216
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	9,417	9,709
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	465,022	477,173
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	6,649	6,883
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	14,685	15,041
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	1,175	1,217
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	9,503,570	9,713,525
Fannie Mae Mortgage pass-thru certificates 5.31% 8/1/2041 (b)	64,030	65,405
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	750,671	774,730
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	2,845,574	2,949,221
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	2,471,320	2,530,251
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	2,563,234	2,623,555
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	299,359	308,579
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	10,803,002	11,067,360
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	906,568	935,055
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	954,367	987,339
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	1,908,659	1,955,365
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	26,681	27,266
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	1,626,626	1,677,105
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	448,596	457,751
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	1,105,938	1,146,825
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	25,064	25,589
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	557,961	575,843
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	1,649,373	1,688,704
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	24,600	25,083
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	107,703	111,761
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	1,549,345	1,621,809
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	2,584,422	2,677,224
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,883,191	1,968,915
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	695,756	728,297
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	282,938	296,259
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	1,760,939	1,842,199
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	884,311	923,460
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	650,001	677,964
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	1,616,684	1,674,575
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	3,094,067	3,234,912
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	3,691,211	3,808,641
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	637,417	664,242
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	1,887,885	1,976,330
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	1,153,831	1,205,599
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	271,016	281,229
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2052	2,248,887	2,337,027
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	689,232	716,514
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,628,363	1,705,031
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	4,077,065	4,307,289
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	6,230	6,659
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	1,119,373	1,182,582
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	992,200	1,050,166
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	129,177	136,764
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	1,842	1,970
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	1,105,085	1,153,241
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2035	394	419
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	709	760
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	3,662,333	3,875,145
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	8,575	9,140
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	1,218,910	1,272,027
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	629	671
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	3,970,148	4,202,088
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	2,585,345	2,695,179
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	595,932	629,583
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	854,683	908,353
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	2,991	3,197
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	1,709	1,827
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	245,201	259,603
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	655,552	696,360
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	487,137	518,069
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	806,506	853,308
Fannie Mae Mortgage pass-thru certificates 6.783% 2/1/2039 (b)	14,502	15,178
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	301	301
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	266,630	283,549
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	198	197
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	525,798	561,176
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	22,403	23,732
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	154	154
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	395	403
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	115,648	122,121
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	35,163	37,203
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	390,920	416,459
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	15,546	16,322
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2054	19,624	21,020
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	272	271
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	22,825	24,533
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	410	411
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	317,901	337,974
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	251,275	268,437
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	68	68
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	22	21
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2032	1,103	1,172
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	6,559	7,029
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	1,194	1,278
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	3,297	3,513
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	1,370	1,468
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	727	776
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	364	385
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	291	309
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	251	268
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	157	166
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	1,100	1,147
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2032	17,940	19,198
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2030	76	79
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2032	4,557	4,893
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	4,438	4,809
Fannie Mae Mortgage pass-thru certificates 9% 10/1/2030	11,704	12,457
Freddie Mac Gold Pool 1.5% 1/1/2036	1,169,040	1,069,373
Freddie Mac Gold Pool 1.5% 1/1/2051	2,212,350	1,761,644
Freddie Mac Gold Pool 1.5% 11/1/2035	850,560	779,906
Freddie Mac Gold Pool 1.5% 11/1/2035	752,533	690,022
Freddie Mac Gold Pool 1.5% 11/1/2050	51,981	41,732
Freddie Mac Gold Pool 1.5% 12/1/2035	722,781	662,742
Freddie Mac Gold Pool 1.5% 12/1/2050	34,777	27,921
Freddie Mac Gold Pool 1.5% 2/1/2036	624,999	571,715
Freddie Mac Gold Pool 1.5% 2/1/2051	2,251,619	1,789,395
Freddie Mac Gold Pool 1.5% 3/1/2036	394,432	360,805
Freddie Mac Gold Pool 1.5% 3/1/2041	124,414	107,511
Freddie Mac Gold Pool 1.5% 3/1/2051	922,059	732,774
Freddie Mac Gold Pool 1.5% 4/1/2041	1,504,812	1,299,756
Freddie Mac Gold Pool 1.5% 4/1/2051	1,748,989	1,389,948
Freddie Mac Gold Pool 1.5% 5/1/2036	697,053	636,537
Freddie Mac Gold Pool 1.5% 6/1/2051	32,903	26,447
Freddie Mac Gold Pool 1.5% 7/1/2035	192,135	176,415
Freddie Mac Gold Pool 1.5% 8/1/2035	396,815	364,348
Freddie Mac Gold Pool 2% 1/1/2051	298,918	250,143
Freddie Mac Gold Pool 2% 1/1/2051	145,646	121,881
Freddie Mac Gold Pool 2% 1/1/2051	68,754	57,814
Freddie Mac Gold Pool 2% 1/1/2051	48,765	41,006
Freddie Mac Gold Pool 2% 10/1/2051	2,488,407	2,090,926
Freddie Mac Gold Pool 2% 10/1/2051	128,130	107,743
Freddie Mac Gold Pool 2% 11/1/2041	496,539	442,730
Freddie Mac Gold Pool 2% 11/1/2050 (d)	3,043,106	2,547,512
Freddie Mac Gold Pool 2% 11/1/2050	1,154,074	975,501
Freddie Mac Gold Pool 2% 11/1/2050	14,297	12,005
Freddie Mac Gold Pool 2% 11/1/2051	1,978,607	1,662,558
Freddie Mac Gold Pool 2% 11/1/2051	1,226,549	1,029,095
Freddie Mac Gold Pool 2% 11/1/2051	1,214,280	1,021,078
Freddie Mac Gold Pool 2% 11/1/2051	183,163	154,020
Freddie Mac Gold Pool 2% 11/1/2051	106,688	89,713
Freddie Mac Gold Pool 2% 12/1/2051	621,143	522,314
Freddie Mac Gold Pool 2% 2/1/2052	1,688,931	1,418,097
Freddie Mac Gold Pool 2% 3/1/2041	778,751	701,611
Freddie Mac Gold Pool 2% 3/1/2051	625,810	526,825
Freddie Mac Gold Pool 2% 3/1/2051	587,713	494,754
Freddie Mac Gold Pool 2% 3/1/2051	504,526	424,725
Freddie Mac Gold Pool 2% 3/1/2051	72,025	60,340
Freddie Mac Gold Pool 2% 3/1/2051	69,951	58,887
Freddie Mac Gold Pool 2% 3/1/2051	43,913	36,967
Freddie Mac Gold Pool 2% 3/1/2052	599,894	499,946
Freddie Mac Gold Pool 2% 5/1/2051	7,967,008	6,729,269
Freddie Mac Gold Pool 2% 5/1/2051	232,254	194,792
Freddie Mac Gold Pool 2% 6/1/2050	1,791,689	1,508,857
Freddie Mac Gold Pool 2% 7/1/2051	243,974	203,783
Freddie Mac Gold Pool 2% 7/1/2051	70,492	58,880
Freddie Mac Gold Pool 2% 8/1/2050	94,745	79,789
Freddie Mac Gold Pool 2% 8/1/2050	15,651	13,180
Freddie Mac Gold Pool 2% 8/1/2051	241,490	202,162
Freddie Mac Gold Pool 2% 9/1/2050	383,604	322,929
Freddie Mac Gold Pool 2% 9/1/2050	63,102	52,865
Freddie Mac Gold Pool 2% 9/1/2051	477,726	401,716
Freddie Mac Gold Pool 2% 9/1/2051	82,838	69,658
Freddie Mac Gold Pool 2.5% 10/1/2040	816,535	755,372
Freddie Mac Gold Pool 2.5% 10/1/2041	4,022,908	3,705,520
Freddie Mac Gold Pool 2.5% 11/1/2031	177,794	172,934
Freddie Mac Gold Pool 2.5% 11/1/2041	2,038,304	1,878,840
Freddie Mac Gold Pool 2.5% 11/1/2041	125,910	115,866
Freddie Mac Gold Pool 2.5% 11/1/2050	3,527,697	3,115,479
Freddie Mac Gold Pool 2.5% 11/1/2051	643,848	561,169
Freddie Mac Gold Pool 2.5% 12/1/2051	1,088,412	953,746
Freddie Mac Gold Pool 2.5% 12/1/2051	255,460	222,655
Freddie Mac Gold Pool 2.5% 2/1/2042	381,372	352,078
Freddie Mac Gold Pool 2.5% 2/1/2051	2,343,040	2,069,984
Freddie Mac Gold Pool 2.5% 2/1/2051	14,099	12,381
Freddie Mac Gold Pool 2.5% 3/1/2051	6,594,084	5,790,582
Freddie Mac Gold Pool 2.5% 4/1/2042	83,760	76,888
Freddie Mac Gold Pool 2.5% 4/1/2052	373,101	329,037
Freddie Mac Gold Pool 2.5% 5/1/2041	3,993,054	3,698,098
Freddie Mac Gold Pool 2.5% 5/1/2041	805,847	747,787
Freddie Mac Gold Pool 2.5% 5/1/2051	2,228,106	1,944,074
Freddie Mac Gold Pool 2.5% 5/1/2051	1,015,552	896,248
Freddie Mac Gold Pool 2.5% 6/1/2031	22,684	22,159
Freddie Mac Gold Pool 2.5% 6/1/2040	125,180	116,327
Freddie Mac Gold Pool 2.5% 6/1/2041	100,295	92,302
Freddie Mac Gold Pool 2.5% 7/1/2050	1,927,060	1,706,095
Freddie Mac Gold Pool 2.5% 7/1/2050	1,131,825	999,569
Freddie Mac Gold Pool 2.5% 7/1/2051	1,543,571	1,358,379
Freddie Mac Gold Pool 2.5% 8/1/2041	1,263,580	1,161,713
Freddie Mac Gold Pool 2.5% 8/1/2050	1,342,833	1,188,858
Freddie Mac Gold Pool 3% 1/1/2043	42,317	39,872
Freddie Mac Gold Pool 3% 1/1/2052	8,498,865	7,732,974
Freddie Mac Gold Pool 3% 1/1/2052	126,500	115,100
Freddie Mac Gold Pool 3% 10/1/2051	1,053,488	964,806
Freddie Mac Gold Pool 3% 11/1/2032	567,682	556,897
Freddie Mac Gold Pool 3% 11/1/2050	66,670	60,808
Freddie Mac Gold Pool 3% 11/1/2051	2,930,290	2,681,789
Freddie Mac Gold Pool 3% 11/1/2051	977,358	891,114
Freddie Mac Gold Pool 3% 11/1/2051	17,616	16,028
Freddie Mac Gold Pool 3% 12/1/2030	45,981	45,305
Freddie Mac Gold Pool 3% 12/1/2032	163,639	160,905
Freddie Mac Gold Pool 3% 12/1/2032	67,228	66,017
Freddie Mac Gold Pool 3% 12/1/2042	216,380	203,976
Freddie Mac Gold Pool 3% 12/1/2050	545,619	497,643
Freddie Mac Gold Pool 3% 12/1/2051	1,004,649	914,113
Freddie Mac Gold Pool 3% 2/1/2033	43,221	42,605
Freddie Mac Gold Pool 3% 2/1/2043	24,248	22,919
Freddie Mac Gold Pool 3% 2/1/2043	12,421	11,713
Freddie Mac Gold Pool 3% 3/1/2043	19,694	18,556
Freddie Mac Gold Pool 3% 3/1/2052	86,331	78,497
Freddie Mac Gold Pool 3% 3/1/2052	64,193	58,408
Freddie Mac Gold Pool 3% 4/1/2032	5,449	5,364
Freddie Mac Gold Pool 3% 4/1/2034	79,560	77,946
Freddie Mac Gold Pool 3% 4/1/2037	234,024	227,219
Freddie Mac Gold Pool 3% 4/1/2046	28,328	26,364
Freddie Mac Gold Pool 3% 4/1/2046	27,886	25,952
Freddie Mac Gold Pool 3% 5/1/2046	458,932	427,103
Freddie Mac Gold Pool 3% 5/1/2046	69,852	65,008
Freddie Mac Gold Pool 3% 5/1/2051	929,054	848,814
Freddie Mac Gold Pool 3% 6/1/2035	3,292,468	3,213,190
Freddie Mac Gold Pool 3% 6/1/2046	454,715	423,178
Freddie Mac Gold Pool 3% 6/1/2050	888,394	817,774
Freddie Mac Gold Pool 3% 6/1/2052	206,514	187,903
Freddie Mac Gold Pool 3% 7/1/2032	8,834	8,684
Freddie Mac Gold Pool 3% 8/1/2032	12,035	11,831
Freddie Mac Gold Pool 3% 8/1/2032	7,886	7,750
Freddie Mac Gold Pool 3% 8/1/2052	2,044,023	1,858,545
Freddie Mac Gold Pool 3% 9/1/2048	611,519	564,629
Freddie Mac Gold Pool 3% 9/1/2049	9,300	8,584
Freddie Mac Gold Pool 3% 9/1/2050	15,900	14,517
Freddie Mac Gold Pool 3% 9/1/2051	874,944	798,557
Freddie Mac Gold Pool 3% 9/1/2051	18,221	16,613
Freddie Mac Gold Pool 3.5% 1/1/2046	43,838	42,079
Freddie Mac Gold Pool 3.5% 1/1/2048	4,980	4,791
Freddie Mac Gold Pool 3.5% 10/1/2047	18,922	18,215
Freddie Mac Gold Pool 3.5% 11/1/2033	232,367	229,900
Freddie Mac Gold Pool 3.5% 11/1/2047	137,668	132,440
Freddie Mac Gold Pool 3.5% 12/1/2033	85,132	84,494
Freddie Mac Gold Pool 3.5% 12/1/2046	81,902	78,524
Freddie Mac Gold Pool 3.5% 12/1/2047	31,984	30,769
Freddie Mac Gold Pool 3.5% 2/1/2034	202,093	199,268
Freddie Mac Gold Pool 3.5% 2/1/2043	234,764	227,333
Freddie Mac Gold Pool 3.5% 2/1/2043	22,286	21,686
Freddie Mac Gold Pool 3.5% 2/1/2052	159,726	151,763
Freddie Mac Gold Pool 3.5% 3/1/2032	103,736	103,087
Freddie Mac Gold Pool 3.5% 3/1/2046	605,569	583,443
Freddie Mac Gold Pool 3.5% 4/1/2042	526,844	512,723
Freddie Mac Gold Pool 3.5% 4/1/2043	258,371	250,170
Freddie Mac Gold Pool 3.5% 4/1/2043	26,486	25,673
Freddie Mac Gold Pool 3.5% 4/1/2043	7,962	7,706
Freddie Mac Gold Pool 3.5% 4/1/2046	415,773	398,759
Freddie Mac Gold Pool 3.5% 4/1/2046	81,188	78,043
Freddie Mac Gold Pool 3.5% 5/1/2034	99,327	98,501
Freddie Mac Gold Pool 3.5% 5/1/2045	808,376	777,550
Freddie Mac Gold Pool 3.5% 5/1/2046	880,105	848,764
Freddie Mac Gold Pool 3.5% 5/1/2046	461,773	443,886
Freddie Mac Gold Pool 3.5% 5/1/2046	118,624	113,770
Freddie Mac Gold Pool 3.5% 6/1/2032	344,246	342,026
Freddie Mac Gold Pool 3.5% 6/1/2042	28,961	28,112
Freddie Mac Gold Pool 3.5% 6/1/2045	979,335	942,765
Freddie Mac Gold Pool 3.5% 6/1/2045	159,629	153,943
Freddie Mac Gold Pool 3.5% 7/1/2032	341,361	339,138
Freddie Mac Gold Pool 3.5% 7/1/2032	74,850	74,372
Freddie Mac Gold Pool 3.5% 7/1/2042	1,174,953	1,138,372
Freddie Mac Gold Pool 3.5% 7/1/2047	333,672	321,209
Freddie Mac Gold Pool 3.5% 8/1/2034	167,965	166,531
Freddie Mac Gold Pool 3.5% 8/1/2047	518,518	499,151
Freddie Mac Gold Pool 3.5% 8/1/2047	61,071	58,790
Freddie Mac Gold Pool 3.5% 8/1/2047	39,082	37,622
Freddie Mac Gold Pool 3.5% 9/1/2042	1,462,268	1,415,230
Freddie Mac Gold Pool 3.5% 9/1/2042	324,221	313,911
Freddie Mac Gold Pool 3.5% 9/1/2046	109,348	104,839
Freddie Mac Gold Pool 3.5% 9/1/2046	24,998	24,014
Freddie Mac Gold Pool 3.5% 9/1/2047	9,974	9,601
Freddie Mac Gold Pool 3.5% 9/1/2047	8,233	7,926
Freddie Mac Gold Pool 4% 1/1/2036	184,629	187,312
Freddie Mac Gold Pool 4% 1/1/2042	93,792	93,482
Freddie Mac Gold Pool 4% 1/1/2044	11,104	11,021
Freddie Mac Gold Pool 4% 10/1/2041	12,201	12,166
Freddie Mac Gold Pool 4% 10/1/2042	7,177	7,144
Freddie Mac Gold Pool 4% 10/1/2043	27,680	27,497
Freddie Mac Gold Pool 4% 10/1/2043	12,347	12,254
Freddie Mac Gold Pool 4% 10/1/2052	929,616	914,536
Freddie Mac Gold Pool 4% 10/1/2052	34,848	34,098
Freddie Mac Gold Pool 4% 11/1/2040	435,041	434,030
Freddie Mac Gold Pool 4% 11/1/2042	124,531	124,148
Freddie Mac Gold Pool 4% 11/1/2042	61,011	60,852
Freddie Mac Gold Pool 4% 11/1/2042	24,352	24,248
Freddie Mac Gold Pool 4% 11/1/2042	21,140	21,026
Freddie Mac Gold Pool 4% 11/1/2042	9,676	9,620
Freddie Mac Gold Pool 4% 11/1/2042	906	907
Freddie Mac Gold Pool 4% 11/1/2043	149,692	149,019
Freddie Mac Gold Pool 4% 11/1/2048	37,534	36,925
Freddie Mac Gold Pool 4% 12/1/2047	477,892	470,231
Freddie Mac Gold Pool 4% 2/1/2041	173,744	173,417
Freddie Mac Gold Pool 4% 2/1/2042	26,752	26,689
Freddie Mac Gold Pool 4% 2/1/2043	16,370	16,270
Freddie Mac Gold Pool 4% 2/1/2043	7,082	7,037
Freddie Mac Gold Pool 4% 2/1/2044	15,005	14,911
Freddie Mac Gold Pool 4% 2/1/2044	8,189	8,145
Freddie Mac Gold Pool 4% 2/1/2045	141,566	140,565
Freddie Mac Gold Pool 4% 2/1/2048	217,850	214,698
Freddie Mac Gold Pool 4% 3/1/2042	28,553	28,429
Freddie Mac Gold Pool 4% 3/1/2042	27,977	27,891
Freddie Mac Gold Pool 4% 4/1/2042	468,718	466,676
Freddie Mac Gold Pool 4% 4/1/2042	25,100	25,022
Freddie Mac Gold Pool 4% 4/1/2042	5,315	5,285
Freddie Mac Gold Pool 4% 4/1/2043	11,372	11,319
Freddie Mac Gold Pool 4% 4/1/2048	21,379	21,063
Freddie Mac Gold Pool 4% 4/1/2048	19,551	19,262
Freddie Mac Gold Pool 4% 4/1/2048	10,599	10,442
Freddie Mac Gold Pool 4% 4/1/2048	4,629	4,561
Freddie Mac Gold Pool 4% 4/1/2048	4,270	4,206
Freddie Mac Gold Pool 4% 5/1/2042	29,345	29,286
Freddie Mac Gold Pool 4% 5/1/2043	12,948	12,867
Freddie Mac Gold Pool 4% 5/1/2043	5,410	5,373
Freddie Mac Gold Pool 4% 5/1/2043	1,781	1,771
Freddie Mac Gold Pool 4% 5/1/2045	54,184	54,031
Freddie Mac Gold Pool 4% 5/1/2048	324,783	319,616
Freddie Mac Gold Pool 4% 6/1/2043	15,011	14,970
Freddie Mac Gold Pool 4% 6/1/2045	33,154	32,886
Freddie Mac Gold Pool 4% 6/1/2047	139,183	137,560
Freddie Mac Gold Pool 4% 7/1/2042	268,698	267,393
Freddie Mac Gold Pool 4% 7/1/2043	25,513	25,352
Freddie Mac Gold Pool 4% 7/1/2043	22,730	22,616
Freddie Mac Gold Pool 4% 7/1/2043	9,808	9,741
Freddie Mac Gold Pool 4% 7/1/2043	8,507	8,447
Freddie Mac Gold Pool 4% 7/1/2043	7,026	6,976
Freddie Mac Gold Pool 4% 7/1/2045	94,401	93,592
Freddie Mac Gold Pool 4% 7/1/2048	110,193	109,081
Freddie Mac Gold Pool 4% 8/1/2041	2,825	2,817
Freddie Mac Gold Pool 4% 8/1/2044	3,955	3,926
Freddie Mac Gold Pool 4% 8/1/2044	3,872	3,857
Freddie Mac Gold Pool 4% 9/1/2041	26,226	26,155
Freddie Mac Gold Pool 4% 9/1/2042	1,305,229	1,300,410
Freddie Mac Gold Pool 4% 9/1/2042	15,420	15,390
Freddie Mac Gold Pool 4% 9/1/2043	19,142	19,035
Freddie Mac Gold Pool 4% 9/1/2043	15,267	15,159
Freddie Mac Gold Pool 4% 9/1/2043	7,163	7,109
Freddie Mac Gold Pool 4% 9/1/2043	2,582	2,567
Freddie Mac Gold Pool 4% 9/1/2043	597	598
Freddie Mac Gold Pool 4% 9/1/2048	197,354	194,153
Freddie Mac Gold Pool 4% 9/1/2048	38,826	38,196
Freddie Mac Gold Pool 4.5% 1/1/2041	115,446	117,545
Freddie Mac Gold Pool 4.5% 10/1/2035	5,297	5,385
Freddie Mac Gold Pool 4.5% 10/1/2039	500,111	509,118
Freddie Mac Gold Pool 4.5% 10/1/2039	130,130	132,494
Freddie Mac Gold Pool 4.5% 10/1/2039	9,159	9,325
Freddie Mac Gold Pool 4.5% 10/1/2040	13,222	13,464
Freddie Mac Gold Pool 4.5% 10/1/2041	63,306	64,464
Freddie Mac Gold Pool 4.5% 10/1/2047	8,836	8,886
Freddie Mac Gold Pool 4.5% 11/1/2039	6,050	6,159
Freddie Mac Gold Pool 4.5% 11/1/2040	2,578,721	2,622,374
Freddie Mac Gold Pool 4.5% 11/1/2040	65,054	66,241
Freddie Mac Gold Pool 4.5% 11/1/2047	19,305	19,321
Freddie Mac Gold Pool 4.5% 12/1/2039	5,397	5,496
Freddie Mac Gold Pool 4.5% 12/1/2040	11,088	11,291
Freddie Mac Gold Pool 4.5% 12/1/2048	543,498	546,039
Freddie Mac Gold Pool 4.5% 2/1/2041	20,174	20,540
Freddie Mac Gold Pool 4.5% 2/1/2041	18,069	18,398
Freddie Mac Gold Pool 4.5% 2/1/2041	17,534	17,854
Freddie Mac Gold Pool 4.5% 2/1/2041	14,246	14,506
Freddie Mac Gold Pool 4.5% 2/1/2041	8,846	9,007
Freddie Mac Gold Pool 4.5% 2/1/2047	8,076	8,131
Freddie Mac Gold Pool 4.5% 3/1/2041	41,603	42,363
Freddie Mac Gold Pool 4.5% 3/1/2041	16,518	16,820
Freddie Mac Gold Pool 4.5% 3/1/2041	9,130	9,297
Freddie Mac Gold Pool 4.5% 3/1/2044	1,755	1,786
Freddie Mac Gold Pool 4.5% 3/1/2047	10,456	10,528
Freddie Mac Gold Pool 4.5% 4/1/2041	15,912	16,201
Freddie Mac Gold Pool 4.5% 4/1/2041	13,842	14,095
Freddie Mac Gold Pool 4.5% 5/1/2039	75,600	76,977
Freddie Mac Gold Pool 4.5% 5/1/2039	31,908	32,486
Freddie Mac Gold Pool 4.5% 5/1/2039	6,486	6,603
Freddie Mac Gold Pool 4.5% 5/1/2041	20,494	20,866
Freddie Mac Gold Pool 4.5% 5/1/2041	12,373	12,599
Freddie Mac Gold Pool 4.5% 6/1/2041	26,545	27,022
Freddie Mac Gold Pool 4.5% 6/1/2041	13,016	13,251
Freddie Mac Gold Pool 4.5% 6/1/2041	2,957	3,010
Freddie Mac Gold Pool 4.5% 7/1/2047	9,390	9,442
Freddie Mac Gold Pool 4.5% 8/1/2040	68,781	70,032
Freddie Mac Gold Pool 4.5% 8/1/2041	2,844	2,895
Freddie Mac Gold Pool 4.5% 8/1/2041	2,044	2,082
Freddie Mac Gold Pool 4.5% 9/1/2039	24,177	24,610
Freddie Mac Gold Pool 4.5% 9/1/2039	1,653	1,683
Freddie Mac Gold Pool 4.5% 9/1/2041	4,768	4,855
Freddie Mac Gold Pool 5% 1/1/2035	10,470	10,758
Freddie Mac Gold Pool 5% 1/1/2053	678,132	689,829
Freddie Mac Gold Pool 5% 10/1/2052	544,414	554,740
Freddie Mac Gold Pool 5% 11/1/2033	96,642	99,170
Freddie Mac Gold Pool 5% 11/1/2052	1,268,393	1,291,658
Freddie Mac Gold Pool 5% 11/1/2052	548,298	560,068
Freddie Mac Gold Pool 5% 12/1/2034	38,473	39,580
Freddie Mac Gold Pool 5% 12/1/2052	1,284,351	1,307,909
Freddie Mac Gold Pool 5% 12/1/2052	198,569	202,087
Freddie Mac Gold Pool 5% 12/1/2052	158,444	161,351
Freddie Mac Gold Pool 5% 12/1/2052	144,470	147,030
Freddie Mac Gold Pool 5% 5/1/2052	1,988,535	2,028,116
Freddie Mac Gold Pool 5% 6/1/2052	2,515,403	2,563,113
Freddie Mac Gold Pool 5% 6/1/2052	1,367,639	1,397,853
Freddie Mac Gold Pool 5% 7/1/2033	3,407	3,425
Freddie Mac Gold Pool 5% 7/1/2041	7,889	8,188
Freddie Mac Gold Pool 5% 8/1/2036	60,557	62,485
Freddie Mac Gold Pool 5.5% 1/1/2055	1,752,823	1,812,306
Freddie Mac Gold Pool 5.5% 2/1/2054	688,263	702,578
Freddie Mac Gold Pool 5.5% 3/1/2053 (e)(g)	2,756,335	2,857,592
Freddie Mac Gold Pool 5.5% 4/1/2055	893,765	912,652
Freddie Mac Gold Pool 5.5% 5/1/2053	844,135	870,661
Freddie Mac Gold Pool 5.5% 9/1/2052	1,889,063	1,950,195
Freddie Mac Gold Pool 6% 10/1/2034	9,238	9,583
Freddie Mac Gold Pool 6% 10/1/2054	1,910,627	1,999,989
Freddie Mac Gold Pool 6% 11/1/2028	483	495
Freddie Mac Gold Pool 6% 11/1/2038	358,077	371,570
Freddie Mac Gold Pool 6% 11/1/2053	450,664	468,503
Freddie Mac Gold Pool 6% 2/1/2029	472	485
Freddie Mac Gold Pool 6% 2/1/2040	662,119	689,967
Freddie Mac Gold Pool 6% 3/1/2053	3,169,285	3,320,486
Freddie Mac Gold Pool 6% 4/1/2032	13,160	13,694
Freddie Mac Gold Pool 6% 4/1/2054	3,374,446	3,530,162
Freddie Mac Gold Pool 6% 4/1/2054	96,420	100,477
Freddie Mac Gold Pool 6% 5/1/2033	9,560	9,907
Freddie Mac Gold Pool 6% 6/1/2029	797	818
Freddie Mac Gold Pool 6% 6/1/2029	181	186
Freddie Mac Gold Pool 6% 7/1/2029	1,514	1,553
Freddie Mac Gold Pool 6% 7/1/2029	16	16
Freddie Mac Gold Pool 6% 7/1/2039	2,356,044	2,440,411
Freddie Mac Gold Pool 6% 8/1/2055	4,464,330	4,673,479
Freddie Mac Gold Pool 6% 8/1/2055	3,373,698	3,533,861
Freddie Mac Gold Pool 6% 9/1/2033	18,681	19,515
Freddie Mac Gold Pool 6% 9/1/2036	43,521	46,160
Freddie Mac Gold Pool 6% 9/1/2054	1,727,619	1,808,960
Freddie Mac Gold Pool 6% 9/1/2054	503,151	525,111
Freddie Mac Gold Pool 6.5% 1/1/2032	11,061	11,568
Freddie Mac Gold Pool 6.5% 1/1/2054	1,772,431	1,875,286
Freddie Mac Gold Pool 6.5% 1/1/2054	311,341	328,927
Freddie Mac Gold Pool 6.5% 10/1/2032	11,607	12,199
Freddie Mac Gold Pool 6.5% 10/1/2053	444,788	469,904
Freddie Mac Gold Pool 6.5% 10/1/2053	439,898	465,426
Freddie Mac Gold Pool 6.5% 12/1/2053	119,571	126,593
Freddie Mac Gold Pool 6.5% 2/1/2037	942	979
Freddie Mac Gold Pool 6.5% 3/1/2032	1,895	1,987
Freddie Mac Gold Pool 6.5% 3/1/2032	1,057	1,111
Freddie Mac Gold Pool 6.5% 3/1/2037	1,197	1,286
Freddie Mac Gold Pool 6.5% 4/1/2032	938	985
Freddie Mac Gold Pool 6.5% 4/1/2032	790	828
Freddie Mac Gold Pool 6.5% 5/1/2031	2,148	2,248
Freddie Mac Gold Pool 6.5% 5/1/2033	23,653	24,560
Freddie Mac Gold Pool 6.5% 9/1/2039	18,744	20,167
Freddie Mac Gold Pool 6.5% 9/1/2053	276,423	292,572
Freddie Mac Gold Pool 6.5% 9/1/2053	263,734	278,626
Freddie Mac Gold Pool 7% 1/1/2036	3,013	3,193
Freddie Mac Gold Pool 7% 1/1/2054	850,274	904,228
Freddie Mac Gold Pool 7% 1/1/2054	570,335	607,773
Freddie Mac Gold Pool 7% 1/1/2054	327,524	348,410
Freddie Mac Gold Pool 7% 10/1/2053	23,188	24,420
Freddie Mac Gold Pool 7% 11/1/2026	170	171
Freddie Mac Gold Pool 7% 11/1/2034	5,656	6,028
Freddie Mac Gold Pool 7% 11/1/2034	5,045	5,337
Freddie Mac Gold Pool 7% 12/1/2026	163	164
Freddie Mac Gold Pool 7% 12/1/2053	41,759	44,108
Freddie Mac Gold Pool 7% 7/1/2029	7,108	7,462
Freddie Mac Gold Pool 7% 7/1/2054	17,362	18,508
Freddie Mac Gold Pool 7% 8/1/2026	280	281
Freddie Mac Gold Pool 7% 8/1/2034	4,406	4,746
Freddie Mac Gold Pool 7% 9/1/2026	580	582
Freddie Mac Gold Pool 7% 9/1/2035	12,618	13,386
Freddie Mac Gold Pool 7.5% 1/1/2027	7	6
Freddie Mac Gold Pool 7.5% 11/1/2029	750	783
Freddie Mac Gold Pool 7.5% 11/1/2029	147	150
Freddie Mac Gold Pool 7.5% 2/1/2032	65,470	69,804
Freddie Mac Gold Pool 7.5% 6/1/2027	173	176
Freddie Mac Gold Pool 7.5% 7/1/2034	23,886	24,922
Freddie Mac Gold Pool 7.5% 9/1/2030	167	176
Freddie Mac Gold Pool 7.5% 9/1/2031	1,422	1,507
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	480,328	508,990
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	423,965	450,323
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	137,460	146,693
Freddie Mac Manufactured Housing participation certificates 6.5% 6/1/2055	1,713,544	1,821,683
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 5.85% 3/1/2036 (b)(c)	17,416	17,976
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.202% 12/1/2040 (b)(c)	52,697	55,188
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.436% 9/1/2041 (b)(c)	10,136	10,639
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.939%, 6.607% 10/1/2042 (b)(c)	5,841	6,133
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.961%, 6.711% 6/1/2033 (b)(c)	12,529	12,942
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (b)(c)	6,256	6,526
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.231%, 6.231% 5/1/2034 (b)(c)	291	300
Freddie Mac Non Gold Pool 5.5% 5/1/2053	5,395,870	5,577,234
Freddie Mac Non Gold Pool 5.5% 7/1/2053	4,691,874	4,843,709
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,831,327	1,892,880
Freddie Mac Non Gold Pool 5.5% 8/1/2053	758,093	783,573
Freddie Mac Non Gold Pool 5.5% 8/1/2053	439,965	454,203
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.26% 6/1/2037 (b)(c)	46,232	48,079
Freddie Mac Non Gold Pool 6% 11/1/2054	1,490,799	1,557,729
Freddie Mac Non Gold Pool 6% 6/1/2053	298,543	311,760
Freddie Mac Non Gold Pool 6% 6/1/2053	259,866	270,964
Freddie Mac Non Gold Pool 6% 6/1/2053	242,534	252,968
Freddie Mac Non Gold Pool 6% 7/1/2053	228,984	239,121
Freddie Mac Non Gold Pool 6% 7/1/2053	209,014	218,006
Freddie Mac Non Gold Pool 6% 9/1/2053	927,550	964,266
Freddie Mac Non Gold Pool 6.5% 1/1/2055	865,635	914,787
Ginnie Mae I Pool 2.5% 1/20/2052	3,227,149	2,839,582
Ginnie Mae I Pool 2.5% 12/20/2051	4,998,068	4,397,823
Ginnie Mae I Pool 2.5% 12/20/2051	2,653,278	2,334,631
Ginnie Mae I Pool 2.5% 12/20/2051	1,175,563	1,033,281
Ginnie Mae I Pool 2.5% 8/20/2051	4,936,787	4,339,272
Ginnie Mae I Pool 2.5% 8/20/2051	1,284,281	1,129,643
Ginnie Mae I Pool 2.5% 8/20/2051	996,027	875,475
Ginnie Mae I Pool 2.5% 9/20/2051	2,428,212	2,134,318
Ginnie Mae I Pool 2.5% 9/20/2051	1,288,168	1,132,257
Ginnie Mae I Pool 3% 12/20/2042	149,247	139,628
Ginnie Mae I Pool 3% 3/20/2043	97,194	90,966
Ginnie Mae I Pool 3% 3/20/2043	40,415	37,850
Ginnie Mae I Pool 3% 4/15/2045	21,954	20,288
Ginnie Mae I Pool 3% 5/15/2043	24,445	22,826
Ginnie Mae I Pool 3% 6/15/2042	36,197	33,901
Ginnie Mae I Pool 3% 6/15/2043	49,193	46,399
Ginnie Mae I Pool 3% 6/15/2043	30,185	28,279
Ginnie Mae I Pool 3% 6/20/2042	177,533	166,978
Ginnie Mae I Pool 3% 7/15/2043	9,117	8,516
Ginnie Mae I Pool 3.5% 10/20/2052	1,009,983	957,375
Ginnie Mae I Pool 3.5% 2/15/2043	201,535	192,147
Ginnie Mae I Pool 3.5% 3/15/2042	9,153	8,740
Ginnie Mae I Pool 3.5% 3/15/2043	135,484	129,517
Ginnie Mae I Pool 3.5% 5/20/2046	22,585	21,640
Ginnie Mae I Pool 3.5% 5/20/2046	12,785	12,250
Ginnie Mae I Pool 3.5% 5/20/2046	11,368	10,892
Ginnie Mae I Pool 3.5% 5/20/2046	10,974	10,515
Ginnie Mae I Pool 3.5% 5/20/2046	9,730	9,323
Ginnie Mae I Pool 3.5% 5/20/2046	6,054	5,789
Ginnie Mae I Pool 3.5% 6/20/2046	41,055	39,336
Ginnie Mae I Pool 3.5% 6/20/2046	17,779	17,035
Ginnie Mae I Pool 3.5% 6/20/2046	14,250	13,654
Ginnie Mae I Pool 3.5% 6/20/2046	13,100	12,552
Ginnie Mae I Pool 3.5% 6/20/2046	10,988	10,528
Ginnie Mae I Pool 3.5% 6/20/2046	7,676	7,355
Ginnie Mae I Pool 3.5% 6/20/2046	5,145	4,935
Ginnie Mae I Pool 3.5% 7/15/2043	15,204	14,505
Ginnie Mae I Pool 3.5% 7/20/2043	36,953	35,194
Ginnie Mae I Pool 3.5% 7/20/2046	731,402	701,476
Ginnie Mae I Pool 3.5% 7/20/2052	5,483,838	5,201,625
Ginnie Mae I Pool 3.5% 8/20/2052	3,220,729	3,052,968
Ginnie Mae I Pool 3.5% 9/20/2052	4,937,001	4,679,844
Ginnie Mae I Pool 4% 1/15/2042	4,585	4,505
Ginnie Mae I Pool 4% 1/15/2043	16,783	16,468
Ginnie Mae I Pool 4% 10/15/2040	73,552	72,399
Ginnie Mae I Pool 4% 10/15/2040	29,336	28,885
Ginnie Mae I Pool 4% 10/15/2040	6,852	6,746
Ginnie Mae I Pool 4% 10/15/2040	3,130	3,083
Ginnie Mae I Pool 4% 10/15/2041	129,771	127,511
Ginnie Mae I Pool 4% 10/15/2041	35,400	34,827
Ginnie Mae I Pool 4% 10/15/2041	19,377	19,045
Ginnie Mae I Pool 4% 10/15/2041	13,364	13,120
Ginnie Mae I Pool 4% 10/15/2041	1,959	1,923
Ginnie Mae I Pool 4% 11/15/2041	91,669	90,131
Ginnie Mae I Pool 4% 11/15/2042	5,551	5,449
Ginnie Mae I Pool 4% 12/15/2040	8,536	8,408
Ginnie Mae I Pool 4% 12/15/2040	3,339	3,286
Ginnie Mae I Pool 4% 12/15/2041	39,332	38,684
Ginnie Mae I Pool 4% 12/15/2041	29,585	29,066
Ginnie Mae I Pool 4% 12/15/2041	1,539	1,513
Ginnie Mae I Pool 4% 12/15/2042	6,296	6,184
Ginnie Mae I Pool 4% 2/15/2041	12,126	11,936
Ginnie Mae I Pool 4% 2/15/2042	61,985	60,929
Ginnie Mae I Pool 4% 2/15/2042	13,912	13,669
Ginnie Mae I Pool 4% 3/15/2040	10,715	10,543
Ginnie Mae I Pool 4% 3/15/2041	25,236	24,884
Ginnie Mae I Pool 4% 3/15/2041	5,135	5,055
Ginnie Mae I Pool 4% 3/15/2042	47,359	46,517
Ginnie Mae I Pool 4% 3/15/2042	13,572	13,337
Ginnie Mae I Pool 4% 3/15/2042	7,265	7,130
Ginnie Mae I Pool 4% 4/15/2042	9,666	9,482
Ginnie Mae I Pool 4% 4/15/2043	3,398	3,338
Ginnie Mae I Pool 4% 5/15/2041	60,181	59,554
Ginnie Mae I Pool 4% 5/15/2042	630	627
Ginnie Mae I Pool 4% 5/20/2049	160,004	155,512
Ginnie Mae I Pool 4% 6/15/2041	84,894	83,488
Ginnie Mae I Pool 4% 6/15/2041	8,992	8,843
Ginnie Mae I Pool 4% 6/15/2041	6,220	6,109
Ginnie Mae I Pool 4% 6/15/2041	6,188	6,106
Ginnie Mae I Pool 4% 6/15/2042	2,246	2,203
Ginnie Mae I Pool 4% 7/15/2041	5,931	5,842
Ginnie Mae I Pool 4% 7/15/2041	3,461	3,399
Ginnie Mae I Pool 4% 8/15/2041	7,973	7,851
Ginnie Mae I Pool 4% 8/15/2043	4,994	4,888
Ginnie Mae I Pool 4% 8/15/2043	3,397	3,334
Ginnie Mae I Pool 4% 9/15/2040	3,112	3,065
Ginnie Mae I Pool 4% 9/15/2041	43,231	42,500
Ginnie Mae I Pool 4% 9/15/2041	4,324	4,245
Ginnie Mae I Pool 4.5% 2/15/2040	19,311	19,548
Ginnie Mae I Pool 4.5% 2/15/2040	1,231	1,246
Ginnie Mae I Pool 4.5% 3/15/2040	159,631	161,603
Ginnie Mae I Pool 4.5% 3/15/2040	29,789	30,157
Ginnie Mae I Pool 4.5% 3/15/2040	16,667	16,874
Ginnie Mae I Pool 4.5% 3/15/2041	47,840	48,434
Ginnie Mae I Pool 4.5% 5/15/2039	1,819	1,841
Ginnie Mae I Pool 4.5% 5/15/2040	58,691	59,416
Ginnie Mae I Pool 4.5% 6/15/2040	97,902	99,113
Ginnie Mae I Pool 4.5% 6/15/2040	77,796	78,757
Ginnie Mae I Pool 4.5% 6/15/2040	77,542	78,507
Ginnie Mae I Pool 4.5% 6/15/2040	75,664	76,598
Ginnie Mae I Pool 4.5% 6/15/2040	49,545	50,158
Ginnie Mae I Pool 4.5% 6/15/2040	25,661	25,978
Ginnie Mae I Pool 4.5% 6/15/2040	16,473	16,676
Ginnie Mae I Pool 4.5% 6/15/2041	259,195	262,404
Ginnie Mae I Pool 4.5% 7/15/2040	79,232	80,212
Ginnie Mae I Pool 4.5% 7/15/2040	77,979	78,942
Ginnie Mae I Pool 4.5% 7/15/2040	52,637	53,287
Ginnie Mae I Pool 4.5% 7/15/2040	39,766	40,257
Ginnie Mae I Pool 4.5% 7/15/2040	29,508	29,873
Ginnie Mae I Pool 4.5% 7/15/2040	21,978	22,250
Ginnie Mae I Pool 4.5% 7/15/2040	3,377	3,419
Ginnie Mae I Pool 4.5% 8/15/2039	113,467	114,876
Ginnie Mae I Pool 4.5% 8/15/2039	67,969	68,805
Ginnie Mae I Pool 4.5% 8/15/2040	30,779	31,160
Ginnie Mae I Pool 4.5% 8/15/2040	5,864	5,935
Ginnie Mae I Pool 5% 11/15/2039	28,763	29,826
Ginnie Mae I Pool 5% 11/15/2039	20,063	20,785
Ginnie Mae I Pool 5% 4/15/2040	64,932	67,253
Ginnie Mae I Pool 5% 4/15/2040	24,961	25,860
Ginnie Mae I Pool 5% 4/20/2048	99,934	103,044
Ginnie Mae I Pool 5% 5/15/2039	16,533	17,114
Ginnie Mae I Pool 5% 6/15/2040	201,934	209,184
Ginnie Mae I Pool 5% 6/15/2040	9,923	10,280
Ginnie Mae I Pool 5% 6/15/2041	8,312	8,619
Ginnie Mae I Pool 5% 7/15/2039	25,998	26,913
Ginnie Mae I Pool 5% 7/15/2040	15,707	16,275
Ginnie Mae I Pool 5% 7/15/2040	2,125	2,202
Ginnie Mae I Pool 5% 9/15/2039	16,654	17,243
Ginnie Mae I Pool 5.5% 12/15/2038	960	1,005
Ginnie Mae I Pool 5.5% 9/15/2039	48,033	50,416
Ginnie Mae I Pool 6.5% 10/15/2034	16,892	17,964
Ginnie Mae I Pool 6.5% 7/15/2036	311	335
Ginnie Mae I Pool 7% 1/15/2028	12	12
Ginnie Mae I Pool 7% 10/15/2028	173	175
Ginnie Mae I Pool 7% 12/15/2027	66	67
Ginnie Mae I Pool 7% 12/15/2031	961	997
Ginnie Mae I Pool 7% 2/15/2028	72	73
Ginnie Mae I Pool 7% 4/20/2032	18,541	19,332
Ginnie Mae I Pool 7% 5/15/2028	52	52
Ginnie Mae I Pool 7% 5/15/2029	953	974
Ginnie Mae I Pool 7% 7/15/2028	409	415
Ginnie Mae I Pool 7% 7/15/2028	187	190
Ginnie Mae I Pool 7% 7/15/2029	74	76
Ginnie Mae I Pool 7% 7/15/2029	12	12
Ginnie Mae I Pool 7% 8/15/2028	129	130
Ginnie Mae I Pool 7% 8/15/2029	99	101
Ginnie Mae I Pool 7% 9/15/2028	3,910	3,979
Ginnie Mae I Pool 7% 9/15/2028	588	593
Ginnie Mae I Pool 7% 9/15/2028	47	48
Ginnie Mae I Pool 7.5% 11/15/2027	44	45
Ginnie Mae I Pool 7.5% 11/15/2029	598	621
Ginnie Mae I Pool 7.5% 12/15/2026	5	5
Ginnie Mae I Pool 7.5% 12/15/2028	267	271
Ginnie Mae I Pool 7.5% 3/15/2028	183	185
Ginnie Mae I Pool 7.5% 4/15/2028	208	212
Ginnie Mae I Pool 7.5% 7/15/2029	3,956	4,096
Ginnie Mae I Pool 7.5% 9/15/2027	7	7
Ginnie Mae I Pool 7.5% 9/15/2028	239	244
Ginnie Mae I Pool 8.5% 10/15/2028	488	495
Ginnie Mae I Pool 8.5% 11/15/2027	239	241
Ginnie Mae II Pool 2% 10/20/2050	13,277,586	11,253,003
Ginnie Mae II Pool 2% 11/20/2050	4,507,707	3,821,211
Ginnie Mae II Pool 2% 12/20/2050	7,382,427	6,256,399
Ginnie Mae II Pool 2% 3/1/2056 (f)	30,750,000	26,046,169
Ginnie Mae II Pool 2% 4/1/2056 (f)	13,725,000	11,627,094
Ginnie Mae II Pool 2% 9/20/2050	1,347,574	1,144,873
Ginnie Mae II Pool 2.5% 12/20/2051	86,124	76,023
Ginnie Mae II Pool 2.5% 3/1/2056 (f)	28,975,000	25,562,910
Ginnie Mae II Pool 2.5% 3/20/2052	24,844	21,932
Ginnie Mae II Pool 2.5% 4/1/2056 (f)	12,300,000	10,850,594
Ginnie Mae II Pool 2.5% 4/20/2052	295,745	261,082
Ginnie Mae II Pool 2.5% 6/20/2051	5,673,589	5,008,173
Ginnie Mae II Pool 3% 1/20/2032	473,212	465,396
Ginnie Mae II Pool 3% 10/20/2031	154,108	151,649
Ginnie Mae II Pool 3% 11/20/2031	166,683	163,961
Ginnie Mae II Pool 3% 12/20/2031	252,924	248,840
Ginnie Mae II Pool 3% 12/20/2046	1,094,427	1,016,001
Ginnie Mae II Pool 3% 2/20/2031	19,724	19,440
Ginnie Mae II Pool 3% 3/20/2031	39,485	38,908
Ginnie Mae II Pool 3% 3/20/2050	763,153	702,027
Ginnie Mae II Pool 3% 4/20/2031	149,196	146,987
Ginnie Mae II Pool 3% 4/20/2052	10,564,238	9,693,318
Ginnie Mae II Pool 3% 5/20/2031	317,923	313,153
Ginnie Mae II Pool 3% 5/20/2051	1,618,758	1,485,661
Ginnie Mae II Pool 3% 6/20/2050	12,158	11,173
Ginnie Mae II Pool 3% 6/20/2051	427,744	392,614
Ginnie Mae II Pool 3% 7/20/2031	4,176	4,112
Ginnie Mae II Pool 3% 7/20/2051	542,631	498,320
Ginnie Mae II Pool 3% 8/20/2031	48,951	48,189
Ginnie Mae II Pool 3% 8/20/2051	644,286	591,070
Ginnie Mae II Pool 3% 9/20/2031	19,732	19,421
Ginnie Mae II Pool 3% 9/20/2051	15,339	14,072
Ginnie Mae II Pool 3.5% 1/20/2044	10,483	10,051
Ginnie Mae II Pool 3.5% 10/20/2041	4,380	4,222
Ginnie Mae II Pool 3.5% 11/20/2041	166,570	160,548
Ginnie Mae II Pool 3.5% 11/20/2043	3,990	3,828
Ginnie Mae II Pool 3.5% 2/20/2043	138,492	133,117
Ginnie Mae II Pool 3.5% 3/20/2043	105,222	101,120
Ginnie Mae II Pool 3.5% 4/20/2043	167,951	161,372
Ginnie Mae II Pool 3.5% 4/20/2044	1,977	1,894
Ginnie Mae II Pool 3.5% 4/20/2046	11,861	11,375
Ginnie Mae II Pool 3.5% 5/20/2043	28,033	26,812
Ginnie Mae II Pool 3.5% 5/20/2046	22,311	21,377
Ginnie Mae II Pool 3.5% 5/20/2046	5,573	5,340
Ginnie Mae II Pool 3.5% 8/20/2043	9,790	9,399
Ginnie Mae II Pool 3.5% 9/20/2040	4,541	4,384
Ginnie Mae II Pool 3.5% 9/20/2043	26,913	25,826
Ginnie Mae II Pool 4% 1/20/2041	689,863	681,089
Ginnie Mae II Pool 4% 1/20/2046	17,979	17,620
Ginnie Mae II Pool 4% 10/20/2040	278,788	275,283
Ginnie Mae II Pool 4% 10/20/2041	325,459	321,061
Ginnie Mae II Pool 4% 11/20/2040	157,023	155,038
Ginnie Mae II Pool 4% 11/20/2044	383,648	376,653
Ginnie Mae II Pool 4% 12/20/2040	2,141	2,113
Ginnie Mae II Pool 4% 12/20/2044	10,380	10,191
Ginnie Mae II Pool 4% 12/20/2045	23,084	22,628
Ginnie Mae II Pool 4% 2/20/2041	46,738	46,139
Ginnie Mae II Pool 4% 3/20/2041	36,987	36,512
Ginnie Mae II Pool 4% 6/20/2045	1,013,247	994,099
Ginnie Mae II Pool 4% 7/20/2033	4,942	4,915
Ginnie Mae II Pool 4% 7/20/2044	55,909	54,920
Ginnie Mae II Pool 4% 8/20/2041	6,894	6,801
Ginnie Mae II Pool 4% 8/20/2043	20,772	20,440
Ginnie Mae II Pool 4% 8/20/2044	24,878	24,435
Ginnie Mae II Pool 4% 8/20/2045	248,179	243,332
Ginnie Mae II Pool 4% 8/20/2048	1,042,482	1,021,359
Ginnie Mae II Pool 4% 9/20/2040	218,197	215,449
Ginnie Mae II Pool 4.5% 11/20/2039	1,436	1,453
Ginnie Mae II Pool 4.5% 11/20/2040	112,625	113,950
Ginnie Mae II Pool 4.5% 2/20/2041	89,305	90,355
Ginnie Mae II Pool 4.5% 3/1/2056 (f)	8,000,000	7,903,161
Ginnie Mae II Pool 4.5% 3/20/2041	8,801	8,904
Ginnie Mae II Pool 4.5% 3/20/2046	3,264	3,300
Ginnie Mae II Pool 4.5% 4/1/2056 (f)	8,000,000	7,893,474
Ginnie Mae II Pool 4.5% 4/20/2035	5,848	5,910
Ginnie Mae II Pool 4.5% 5/20/2040	9,574	9,686
Ginnie Mae II Pool 4.5% 5/20/2041	118,609	120,004
Ginnie Mae II Pool 4.5% 5/20/2042	8,394	8,493
Ginnie Mae II Pool 4.5% 6/20/2041	4,997	5,056
Ginnie Mae II Pool 4.5% 9/20/2039	2,708	2,740
Ginnie Mae II Pool 4.5% 9/20/2040	48,717	49,289
Ginnie Mae II Pool 5% 12/20/2054	1,578,037	1,592,984
Ginnie Mae II Pool 5% 3/1/2056 (f)	7,875,000	7,902,685
Ginnie Mae II Pool 5% 4/1/2056 (f)	7,875,000	7,891,919
Ginnie Mae II Pool 5.5% 12/20/2054	1,238,835	1,257,459
Ginnie Mae II Pool 5.5% 3/1/2056 (f)	80,450,000	81,485,866
Ginnie Mae II Pool 5.5% 4/1/2056 (f)	55,875,000	56,535,510
Ginnie Mae II Pool 6% 12/20/2054	1,220,370	1,248,195
Ginnie Mae II Pool 6% 3/1/2056 (f)	89,050,000	90,856,415
Ginnie Mae II Pool 6% 4/1/2056 (f)	33,200,000	33,850,132
Ginnie Mae II Pool 6.5% 3/1/2056 (f)	14,000,000	14,549,451
Ginnie Mae II Pool 7% 2/20/2032	5,556	5,800
Ginnie Mae II Pool 7% 3/20/2032	2,858	2,987
Uniform Mortgage Backed Securities 2% 3/1/2056 (f)	72,725,000	60,228,234
Uniform Mortgage Backed Securities 2% 4/1/2056 (f)	32,150,000	26,627,987
Uniform Mortgage Backed Securities 3.5% 3/1/2056 (f)	5,000,000	4,712,109
Uniform Mortgage Backed Securities 4% 3/1/2056 (f)	4,500,000	4,373,964
Uniform Mortgage Backed Securities 4.5% 3/1/2056 (f)	6,300,000	6,229,617
Uniform Mortgage Backed Securities 4.5% 4/1/2056 (f)	6,300,000	6,224,695
Uniform Mortgage Backed Securities 5% 3/1/2041 (f)	38,600,000	39,186,539
Uniform Mortgage Backed Securities 5% 3/1/2056 (f)	14,475,000	14,540,589
Uniform Mortgage Backed Securities 5% 4/1/2041 (f)	22,225,000	22,549,692
Uniform Mortgage Backed Securities 5.5% 3/1/2056 (f)	25,700,000	26,113,611
Uniform Mortgage Backed Securities 6% 3/1/2056 (f)	64,825,000	66,493,738
Uniform Mortgage Backed Securities 6% 4/1/2056 (f)	16,600,000	17,025,377
Uniform Mortgage Backed Securities 6.5% 3/1/2056 (f)	16,000,000	16,615,626
TOTAL UNITED STATES		1,253,046,979
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,233,806,932)		1,253,046,979

U.S. Treasury Obligations - 2.2%
	Yield (%) (m)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.75% 2/15/2056	4.69	1,720,000	1,752,788
US Treasury Bonds 4.75% 8/15/2055	4.86	300,000	305,483
US Treasury Bonds 4.875% 8/15/2045	4.75 to 4.84	2,030,000	2,111,517
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.67	2,978,155	2,936,548
US Treasury Notes 3.5% 1/15/2029	3.52 to 3.56	7,880,000	7,904,009
US Treasury Notes 3.5% 2/15/2029	3.47 to 3.56	5,780,000	5,798,063
TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,553,983)			20,808,408

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $10,938,785)	3.70	10,936,598	10,938,785

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.94% and receive annually a floating rate based on US SOFR Index, expiring March 2035	3/2030	4,900,000	135,976
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	5,670,000	149,351
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.8% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	3,370,000	29,853
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.804% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	6,760,000	64,786
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.565% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	1,640,000	30,888
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.996% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	3,300,000	40,405
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.964% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	2,400,000	31,522

TOTAL PUT SWAPTIONS			482,781
Call Swaptions - 0.2%
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.94% and pay annually a floating rate based on US SOFR Index, expiring March 2035	3/2030	4,900,000	171,486
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	5,670,000	217,891
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.8% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	3,370,000	97,714
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.804% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	6,760,000	201,291
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.565% and pay annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	1,640,000	30,785
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.996% and pay annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	3,300,000	147,031
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.964% and pay annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	2,400,000	102,577

TOTAL CALL SWAPTIONS			968,775
TOTAL PURCHASED SWAPTIONS (Cost $1,776,373)			1,451,556

TOTAL INVESTMENT IN SECURITIES - 173.8% (Cost $1,607,434,262)	1,633,494,793
NET OTHER ASSETS (LIABILITIES) - (73.8)%	(692,994,463)
NET ASSETS - 100.0%	940,500,330

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 3/1/2056	(27,725,000)	(23,483,904)
Ginnie Mae II Pool 2.5% 3/1/2056	(12,300,000)	(10,851,554)
Ginnie Mae II Pool 4.5% 3/1/2056	(8,000,000)	(7,903,161)
Ginnie Mae II Pool 4.5% 4/1/2056	(8,000,000)	(7,893,474)
Ginnie Mae II Pool 5% 3/1/2056	(7,875,000)	(7,902,685)
Ginnie Mae II Pool 5.5% 3/1/2056	(58,625,000)	(59,379,850)
Ginnie Mae II Pool 6% 3/1/2056	(85,400,000)	(87,132,373)
Ginnie Mae II Pool 6.5% 3/1/2056	(14,000,000)	(14,549,451)
Uniform Mortgage Backed Securities 2% 3/1/2056	(56,600,000)	(46,874,088)
Uniform Mortgage Backed Securities 3% 3/1/2056	(6,800,000)	(6,148,953)
Uniform Mortgage Backed Securities 3.5% 3/1/2056	(5,000,000)	(4,712,110)
Uniform Mortgage Backed Securities 3.5% 4/1/2056	(3,400,000)	(3,202,905)
Uniform Mortgage Backed Securities 4% 3/1/2056	(4,500,000)	(4,373,964)
Uniform Mortgage Backed Securities 4.5% 3/1/2056	(6,300,000)	(6,229,617)
Uniform Mortgage Backed Securities 4.5% 4/1/2056	(6,300,000)	(6,224,695)
Uniform Mortgage Backed Securities 5% 3/1/2041	(22,225,000)	(22,562,716)
Uniform Mortgage Backed Securities 5% 3/1/2056	(14,475,000)	(14,540,589)
Uniform Mortgage Backed Securities 5% 4/1/2056	(14,475,000)	(14,525,890)
Uniform Mortgage Backed Securities 5.5% 3/1/2056	(25,700,000)	(26,113,611)
Uniform Mortgage Backed Securities 6% 3/1/2056	(42,150,000)	(43,235,034)
Uniform Mortgage Backed Securities 6.5% 3/1/2056	(16,000,000)	(16,615,626)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(434,456,250)

TOTAL TBA SALE COMMITMENTS (Proceeds $433,170,034)		(434,456,250)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	4	6/2026	455,125	119
CBOT 2Y US Treasury Notes Contracts (United States)	695	6/2026	145,417,891	199,973
CBOT US Treasury Ultra Bond Contracts (United States)	206	6/2026	25,041,875	261,944

TOTAL FUTURES CONTRACTS				462,036
The notional amount of long futures as a percentage of Net Assets is 18.2%.

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	16,078	(7,486)	8,592
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	300,000	24,117	(11,552)	12,565
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	300,000	24,117	(11,381)	12,736
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	8,039	(3,794)	4,245
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	600,000	48,233	(21,384)	26,849
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly	100,000	16,026	(6,524)	9,502
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly	200,000	16,078	(9,713)	6,365
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	800,000	64,311	(83,699)	(19,388)
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly	100,000	16,026	(14,607)	1,419
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	100,000	16,026	(14,423)	1,603
CMBX AAA Series 16 Index		4/2065	JPMorgan Securities LLC	(0.5%)	Monthly	898,764	4,791	(1,395)	3,396

TOTAL BUY PROTECTION							253,842	(185,958)	67,884
Sell Protection
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	700,000	(8,223)	16,771	8,548
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,300,000	(15,272)	20,399	5,127
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	400,000	(4,699)	5,048	349
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	2,400,000	(28,194)	31,273	3,079
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,000,000	(35,243)	44,256	9,013
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,800,000	(21,146)	32,922	11,776
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,200,000	(14,097)	21,325	7,228
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	800,000	(9,398)	21,327	11,929
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,100,000	(12,922)	14,143	1,221
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	600,000	(7,049)	6,724	(325)
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	300,000	(3,524)	2,745	(779)
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,200,000	(14,097)	9,152	(4,945)
CMBX BBB- Series 16 Index	NR	4/2065	Morgan Stanley Capital Services LLC	3%	Monthly	50,000	(8,370)	7,511	(859)
CMBX AAA Series 15 Index	NR	11/2064	Citigroup Global Markets Ltd	0.5%	Monthly	299,588	(128)	14	(114)

TOTAL SELL PROTECTION							(182,362)	233,610	51,248
TOTAL CREDIT DEFAULT SWAPS							71,480	47,652	119,132

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2028	128,153,000	(289,616)	0	(289,616)
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	3/2056	1,990,000	92,452	0	92,452
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	3/2033	510,000	(481)	0	(481)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2030	36,960,000	(204,315)	0	(204,315)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2029	62,317,000	(379,716)	0	(379,716)
TOTAL INTEREST RATE SWAPS							(781,676)	0	(781,676)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,096,343.
(e)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $532,105.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $4,141,724.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $114,708,631 or 12.2% of net assets.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(l)	Level 3 security.
(m)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	36,308,947	407,444,534	432,817,173	557,507	2,477	-	10,938,785	10,936,598	0.0%
Total	36,308,947	407,444,534	432,817,173	557,507	2,477	-	10,938,785

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	32,612,899	-	32,612,899	-

Collateralized Mortgage Obligations	138,926,539	-	138,926,532	7

Commercial Mortgage Securities	175,709,627	-	175,709,627	-

U.S. Government Agency - Mortgage Securities	1,253,046,979	-	1,253,046,979	-

U.S. Treasury Obligations	20,808,408	-	20,808,408	-

Money Market Funds	10,938,785	10,938,785	-	-

Purchased Swaptions	1,451,556	-	1,451,556	-
Total Investments in Securities:	1,633,494,793	10,938,785	1,622,556,001	7
Derivative Instruments:

Assets
Futures Contracts	462,036	462,036	-	-
Swaps	346,294	-	346,294	-
Total Assets	808,330	462,036	346,294	-

Liabilities
Swaps	(1,056,490)	-	(1,056,490)	-
Total Liabilities	(1,056,490)	-	(1,056,490)	-
Total Derivative Instruments:	(248,160)	462,036	(710,196)	-
Other Financial Instruments:

TBA Sale Commitments	(434,456,250)	-	(434,456,250)	-
Total Other Financial Instruments:	(434,456,250)	-	(434,456,250)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	253,842	(182,362)
Total Credit Risk	253,842	(182,362)
Interest Rate Risk
Futures Contracts (b)	462,036	-
Purchased Swaptions (c)	1,451,556	-
Swaps (d)	92,452	(874,128)
Total Interest Rate Risk	2,006,044	(874,128)
Total Value of Derivatives	2,259,886	(1,056,490)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,596,495,477)	$1,622,556,008
Fidelity Central Funds (cost $10,938,785)	10,938,785

Total Investment in Securities (cost $1,607,434,262)		$1,633,494,793
Cash		3,033
Receivable for investments sold		1,214,308
Receivable for TBA sale commitments		433,170,034
Receivable for swaps		14
Receivable for fund shares sold		405,937
Interest receivable		2,751,275
Distributions receivable from Fidelity Central Funds		33,851
Receivable for daily variation margin on futures contracts		299,397
Bi-lateral OTC swaps, at value		253,842
Prepaid expenses		615
Other receivables		77
Total assets		2,071,627,176
Liabilities
Payable for investments purchased
Regular delivery	$4,153,945
Delayed delivery	690,324,796
TBA sale commitments, at value	434,456,250
Payable for fund shares redeemed	872,938
Distributions payable	504,171
Bi-lateral OTC swaps, at value	182,362
Accrued management fee	220,770
Payable for daily variation margin on centrally cleared swaps	341,811
Other payables and accrued expenses	69,803
Total liabilities		1,131,126,846
Net Assets		$940,500,330
Net Assets consist of:
Paid in capital		$914,603,673
Total accumulated earnings (loss)		25,896,657
Net Assets		$940,500,330
Net Asset Value, offering price and redemption price per share ($940,500,330 ÷ 92,662,118 shares)		$10.15
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Interest		$27,377,087
Income from Fidelity Central Funds		557,507
Total income		27,934,594
Expenses
Management fee	$1,589,776
Custodian fees and expenses	25,248
Independent trustees' fees and expenses	1,282
Registration fees	8,124
Audit fees	50,087
Legal	639
Miscellaneous	25,632
Total expenses before reductions	1,700,788
Expense reductions	(1,080)
Total expenses after reductions		1,699,708
Net Investment income (loss)		26,234,886
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	14,537,686
Fidelity Central Funds	2,477
Futures contracts	233,027
Swaps	(1,210,516)
Total net realized gain (loss)		13,562,674
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	11,212,912
Futures contracts	555,223
Swaps	1,327,905
TBA sale commitments	1,050,332
Total change in net unrealized appreciation (depreciation)		14,146,372
Net gain (loss)		27,709,046
Net increase (decrease) in net assets resulting from operations		$53,943,932
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,234,886	$61,868,997
Net realized gain (loss)	13,562,674	1,277,639
Change in net unrealized appreciation (depreciation)	14,146,372	(24,999,624)
Net increase (decrease) in net assets resulting from operations	53,943,932	38,147,012
Distributions to shareholders	(24,917,424)	(65,330,459)

Share transactions
Proceeds from sales of shares	89,620,166	379,402,565
Reinvestment of distributions	21,540,111	58,347,333
Cost of shares redeemed	(491,675,294)	(689,998,764)

Net increase (decrease) in net assets resulting from share transactions	(380,515,017)	(252,248,866)
Total increase (decrease) in net assets	(351,488,509)	(279,432,313)

Net Assets
Beginning of period	1,291,988,839	1,571,421,152
End of period	$940,500,330	$1,291,988,839

Other Information
Shares
Sold	8,951,713	38,649,602
Issued in reinvestment of distributions	2,149,748	5,948,822
Redeemed	(49,233,897)	(70,459,693)
Net increase (decrease)	(38,132,436)	(25,861,269)

Financial Highlights
Fidelity® SAI Investment Grade Securitized Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.88	$10.03	$9.74	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.233	.463	.452	.126
Net realized and unrealized gain (loss)	.256	(.123)	.287	(.267)
Total from investment operations	.489	.340	.739	(.141)
Distributions from net investment income	(.219)	(.490)	(.449)	(.119)
Total distributions	(.219)	(.490)	(.449)	(.119)
Net asset value, end of period	$10.15	$9.88	$10.03	$9.74
Total Return D,E	4.99%	3.55%	7.85%	(1.42)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.30% H	.31%	.32%	.39% H,I,J
Expenses net of fee waivers, if any	.30 % H	.31%	.31%	.35% H
Expenses net of all reductions, if any	.30% H	.31%	.31%	.35% H
Net investment income (loss)	4.69% H	4.72%	4.67%	4.51% H
Supplemental Data
Net assets, end of period (000 omitted)	$940,500	$1,291,989	$1,571,421	$851,845
Portfolio turnover rate K	740 % H	715%	848%	280% L,M

AFor the period May 17, 2023 (commencement of operations) through August 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IProxy expenses are not annualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity SAI Investment Grade Securitized Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$27,887,950
Gross unrealized depreciation	(3,331,348)
Net unrealized appreciation (depreciation)	$24,556,602
Tax cost	$1,607,451,470

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(8,280,718)
Long-term	(3,155,878)
Total capital loss carryforward	$(11,436,596)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity SAI Investment Grade Securitized Fund
Credit Risk
Swaps	(222,252)	255,051
Total Credit Risk	(222,252)	255,051
Interest Rate Risk
Futures Contracts	233,027	555,223
Purchased Options	(874,832)	215,619
Swaps	(988,264)	1,072,854
Total Interest Rate Risk	(1,630,069)	1,843,696
Totals	(1,852,321)	2,098,747

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity SAI Investment Grade Securitized Fund	200,149,546

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

	Type	Average Notional Amount ($)
Fidelity SAI Investment Grade Securitized Fund	Purchased Swaptions	137,836,667

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity SAI Investment Grade Securitized Fund	263,493,663

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Investment Grade Securitized Fund	2,786,117,248	2,855,261,877
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity SAI Investment Grade Securitized Fund	695

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,080.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Investment Grade Securitized Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index and peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9908922.102
IVG-SANN-0426
Fidelity® SAI Enhanced Core Bond Fund

Semi-Annual Report
February 28, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Enhanced Core Bond Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 2.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.9%
Ally Auto Receivables Trust Series 2022-3 Class A4, 5.07% 10/16/2028	218,621	219,070
American Express Credit Account Master Trust Series 2023-4 Class A, 5.15% 9/16/2030	1,500,000	1,556,016
American Express Credit Account Master Trust Series 2025-5 Class A, 4.51% 7/15/2032	2,200,000	2,267,911
BMW Vehicle Lease Trust Series 2025-2 Class A3, 3.97% 9/25/2028	2,500,000	2,509,516
BMW Vehicle Owner Trust Series 2023-A Class A4, 5.25% 11/26/2029	79,000	80,056
Capital One Multi-Asset Execution Trust Series 2025-A2 Class A, 4.02% 9/15/2032	2,300,000	2,325,169
Capital One Multi-Asset Execution Trust Series 2025-A3 Class A, 4.65% 10/15/2037	2,000,000	2,044,819
Capital One Prime Auto Receivables Trust Series 2024-1 Class A3, 4.62% 7/16/2029	500,000	504,511
CarMax Auto Owner Trust Series 2023-1 Class A4, 4.65% 1/16/2029	221,000	222,111
CarMax Auto Owner Trust Series 2023-2 Class A4, 5.01% 11/15/2028	567,000	573,668
CarMax Auto Owner Trust Series 2024-1 Class A3, 4.92% 10/16/2028	195,999	197,367
CarMax Auto Owner Trust Series 2024-1 Class A4, 4.94% 8/15/2029	250,000	254,654
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029	597,000	603,589
CarMax Select Receivables Trust Series 2025-A Class A3, 4.77% 9/17/2029	225,000	227,293
Carvana Auto Receivables Trust Series 2025-P4 Class A4, 4.25% 11/10/2031	2,500,000	2,531,475
Citibank Credit Card Issuance Trust Series 2007-A3 Class A3, 6.15% 6/15/2039	5,000,000	5,691,926
CNH Equipment Trust Series 2023-B Class A4, 5.46% 3/17/2031	350,000	360,574
CNH Equipment Trust Series 2025-A Class A4, 4.54% 9/15/2032	740,000	756,966
CNH Equipment Trust Series 2026-A Class A3, 4% 5/15/2031	2,500,000	2,520,286
CNH Equipment Trust Series 2026-A Class A4, 4.14% 7/15/2033	1,000,000	1,014,220
Daimler Trucks Retail Trust Series 2024-1 Class A4, 5.56% 7/15/2031	240,000	244,073
DRIVE Series 2025-1 Class A3, 4.73% 9/15/2032	1,750,000	1,759,558
Exeter Automobile Receivables Trust Series 2025-3A Class A3, 4.78% 7/16/2029	350,000	352,392
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	2,025,000	2,041,632
Ford Credit Auto Lease Trust Series 2025-A Class A3, 4.72% 6/15/2028	240,000	241,908
Ford Credit Auto Lease Trust Series 2026-A Class A3, 4% 7/15/2029	165,000	166,060
Ford Credit Auto Owner Trust Series 2023-A Class A4, 4.56% 12/15/2028	250,000	251,558
Ford Credit Auto Owner Trust Series 2024-C Class A4, 4.11% 7/15/2030	400,000	403,799
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	1,500,000	1,527,093
GM Financial Automobile Leasing Trust Series 2026-1 Class A3, 3.88% 1/22/2029	2,500,000	2,507,112
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A4, 4.43% 10/16/2028	400,000	401,899
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class B, 4.82% 10/16/2028	500,000	504,320
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A4, 4.86% 6/18/2029	178,000	180,959
GM Financial Consumer Automobile Receivables Trust Series 2024-2 Class A4, 5.04% 9/17/2029	160,000	163,514
GM Financial Leasing Trust Series 2024-1 Class A4, 5.09% 2/22/2028	270,000	270,892
Gmf Leasing LLC Series 2025-2 Class A3, 4.58% 5/22/2028	869,000	876,383
Gmf Leasing LLC Series 2025-2 Class A4, 4.64% 4/20/2029	3,750,000	3,798,259
Harley-Davidson Motorcycle Trust Series 2024-A Class A4, 5.29% 12/15/2031	180,000	184,250
Honda Auto Receivables Owner Trust Series 2023-1 Class A4, 4.97% 6/21/2029	100,000	100,418
Honda Auto Receivables Owner Trust Series 2024-1 Class A4, 5.17% 5/15/2030	120,000	122,172
Hyundai Auto Receivables Trust Series 2023-A Class A4, 4.48% 7/17/2028	108,000	108,218
Hyundai Auto Receivables Trust Series 2023-B Class A4, 5.31% 8/15/2029	75,000	76,217
John Deere Owner Trust Series 2024-C Class A4, 4.15% 8/15/2031	45,000	45,400
John Deere Owner Trust Series 2025-A Class A3, 4.23% 9/17/2029	245,000	247,001
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A4, 6.01% 1/15/2031	800,000	828,746
Nissan Auto Lease Trust Series 2024-A Class A4, 4.97% 9/15/2028	700,000	702,576
Nissan Auto Lease Trust Series 2026-A Class A3, 3.87% 3/15/2029	1,100,000	1,101,935
Nissan Auto Receivables Owner Trust Series 2023-A Class A4, 4.85% 6/17/2030	500,000	504,058
Nissan Auto Receivables Owner Trust Series 2025-A Class A4, 4.57% 11/15/2030	750,000	768,060
PSNH Funding LLC 3 Series 2018-1 Class A3, 3.814% 2/1/2035	500,000	495,152
Santander Drive Auto Receivables Trust Series 2022-3 Class C, 4.49% 8/15/2029	395,204	395,671
Santander Drive Auto Receivables Trust Series 2022-4 Class C, 5% 11/15/2029	187,795	188,719
Santander Drive Auto Receivables Trust Series 2023-5 Class B, 6.16% 12/17/2029	150,000	151,713
Santander Drive Auto Receivables Trust Series 2026-1 Class A3, 3.93% 7/15/2030	1,640,000	1,643,450
Synchrony Card Issuance Trust Series 2023-A1 Class A, 5.54% 7/15/2029	1,500,000	1,509,096
Synchrony Card Issuance Trust Series 2024-A2 Class A, 4.93% 7/15/2030	2,160,000	2,192,868
Synchrony Card Issuance Trust Series 2025-A1 Class A, 4.78% 2/15/2031	2,000,000	2,038,559
Synchrony Card Issuance Trust Series 2025-A2 Class A, 4.49% 5/15/2031	1,000,000	1,016,330
Toyota Lease Owner Trust Series 2026-A Class A3, 3.82% 2/20/2029 (d)	2,500,000	2,506,180
Verizon Master Trust Series 2024-3 Class B, 5.54% 4/22/2030	100,000	101,747
Volkswagen Auto Lease Trust Series 2025-B Class A3, 4.01% 1/22/2029	2,300,000	2,310,059
Volkswagen Auto Lease Trust Series 2025-B Class A4, 4% 5/20/2030	2,980,000	2,993,658
Westlake Automobile Receivables Trust Series 2026-P1 Class A3, 3.92% 3/15/2030 (d)	2,500,000	2,507,130
Woart Series 2025-C Class A4, 4.19% 11/17/2031	1,000,000	1,014,884
World Financial Network Credit Card Master Trust Series 2024-A Class A, 5.47% 2/15/2031	4,000,000	4,072,528
World Financial Network Credit Card Master Trust Series 2024-B Class A, 4.62% 5/15/2031	2,130,000	2,152,584
World Omni Auto Trust Series 2024-C Class A4, 4.44% 5/15/2030	130,000	131,972
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	2,000,000	2,010,539
TOTAL UNITED STATES		76,374,498
TOTAL ASSET-BACKED SECURITIES (Cost $75,812,016)		76,374,498

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Truist Bank 4.42% 7/24/2028 (c) (Cost $2,500,000)	2,500,000	2,515,597

Commercial Mortgage Securities - 1.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.6%
BANK Series 2018-BN12 Class AS, 4.3403% 5/15/2061 (c)	665,000	658,211
BANK Series 2019-BN20 Class A3, 3.011% 9/15/2062	350,000	335,200
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	350,000	335,246
BANK Series 2019-BN22 Class A4, 2.978% 11/15/2062	160,000	153,579
BANK Series 2019-BN24 Class A3, 2.96% 11/15/2062	1,127,000	1,081,136
BANK Series 2020-BN25 Class A5, 2.649% 1/15/2063	800,000	752,929
BANK Series 2020-BN25 Class AS, 2.841% 1/15/2063	355,000	331,781
BANK Series 2020-BN26 Class A4, 2.403% 3/15/2063	250,000	232,677
BANK Series 2020-BN27 Class A5, 2.144% 4/15/2063	642,000	583,866
BANK Series 2020-BN29 Class A4, 1.997% 11/15/2053	1,805,000	1,617,493
BANK Series 2021-BN31 Class A4, 2.036% 2/15/2054	300,000	271,185
BANK Series 2021-BN35 Class AS, 2.457% 6/15/2064	360,000	318,568
BANK Series 2021-BN37 Class A5, 2.618% 11/15/2064	148,000	134,875
BANK Series 2022-BNK39 Class A3, 2.675% 2/15/2055	750,000	686,306
BANK Series 2022-BNK42 Class A5, 4.493% 6/15/2055 (c)	1,230,000	1,227,187
BANK Series 2023-5YR3 Class A2, 6.255% 9/15/2056	1,438,362	1,496,174
BANK Series 2023-5YR4 Class A3, 6.5% 12/15/2056	1,298,420	1,367,563
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	430,000	462,937
BBCMS Mortgage Trust Series 2023-C19 Class A2B, 5.753% 4/15/2056	350,000	357,007
BBCMS Mortgage Trust Series 2025-5C33 Class A4, 5.839% 3/15/2058	140,000	148,228
BBCMS Mortgage Trust Series 2025-5C33 Class AS, 6.168% 3/15/2058	400,000	423,053
Benchmark Mortgage Trust Series 2019-B14 Class A4, 2.7946% 12/15/2062	400,000	382,590
Benchmark Mortgage Trust Series 2019-B15 Class A5, 2.928% 12/15/2072	450,000	426,075
Benchmark Mortgage Trust Series 2020-B22 Class A5, 1.973% 1/15/2054	1,400,000	1,259,433
Benchmark Mortgage Trust Series 2021-B23 Class A5, 2.07% 2/15/2054	1,500,000	1,340,353
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	1,500,000	1,370,662
Benchmark Mortgage Trust Series 2021-B29 Class A3, 2.284% 9/15/2054	710,000	668,503
Benchmark Mortgage Trust Series 2022-B34 Class A5, 3.786% 4/15/2055	500,000	474,376
Benchmark Mortgage Trust Series 2022-B36 Class A5, 4.4699% 7/15/2055	300,000	298,145
Benchmark Mortgage Trust Series 2023-B38 Class A2, 5.626% 4/15/2056	2,500,000	2,552,919
Benchmark Mortgage Trust Series 2024-V10 Class AS, 5.7253% 9/15/2057 (c)	145,000	150,661
Benchmark Mortgage Trust Series 2024-V6 Class AS, 6.3843% 3/15/2057	420,000	444,099
Benchmark Mortgage Trust Series 2024-V9 Class AS, 6.0641% 8/15/2057 (c)	885,000	926,122
Benchmark Mortgage Trust Series 2025-V17 Class AM, 5.4245% 9/15/2058	156,000	161,655
BMO Mortgage Trust Series 2023-5C2 Class A3, 7.0548% 11/15/2056 (c)	500,000	535,084
CD Mortgage Trust Series 2017-CD5 Class A4, 3.431% 8/15/2050	400,000	395,024
Citigroup Commercial Mortgage Trust Series 2016-C2 Class A4, 2.832% 8/10/2049	214,594	213,200
COMM Mortgage Trust Series 2018-COR3 Class A3, 4.228% 5/10/2051	200,000	197,801
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class A5, 3.4578% 11/15/2050	450,000	439,951
CSAIL Commercial Mortgage Trust Series 2019-C18 Class A4, 2.968% 12/15/2052	175,000	167,755
CSAIL Commercial Mortgage Trust Series 2020-C19 Class A3, 2.5608% 3/15/2053	250,000	230,771
CSAIL Commercial Mortgage Trust Series 2021-C20 Class A3, 2.8048% 3/15/2054	150,000	140,266
Fannie Mae Guaranteed REMIC Series 2021-M11 Class A2, 1.457% 3/25/2031 (c)	200,000	178,465
Fannie Mae Guaranteed REMIC Series 2024-M5 Class 1A2C, 4.45% 8/25/2034	1,500,000	1,521,145
Fannie Mae Mortgage pass-thru certificates Series 2020-M42 Class A2, 1.27% 7/25/2030	250,000	225,625
Fannie Mae-Aces Series 2021-M1 Class A2, 1.385% 11/25/2030 (c)	150,000	135,217
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class AM, 3.85% 5/25/2028	465,000	466,184
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K154 Class A3, 3.459% 11/25/2032	250,000	242,454
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1512 Class A3, 3.059% 4/25/2034	750,000	694,714
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K115 Class A1, 0.743% 11/25/2029	80,900	76,507
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	700,000	635,356
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	1,000,000	914,111
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K147 Class A1, 3.39% 2/25/2032	401,866	396,066
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-162 Class A2, 5.15% 12/25/2033	1,500,000	1,603,981
GS Mortgage Securities Trust Series 2017-GS5 Class A4, 3.674% 3/10/2050	400,000	396,238
GS Mortgage Securities Trust Series 2017-GS7 Class A4, 3.43% 8/10/2050	670,000	663,121
GS Mortgage Securities Trust Series 2017-GS8 Class A4, 3.469% 11/10/2050	800,000	791,270
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	100,000	100,024
GS Mortgage Securities Trust Series 2019-GC38 Class A4, 3.968% 2/10/2052	413,000	410,746
GS Mortgage Securities Trust Series 2019-GC39 Class A4, 3.567% 5/10/2052	200,000	194,763
GS Mortgage Securities Trust Series 2020-GSA2 Class A5, 2.012% 12/12/2053	1,000,000	894,234
GS Mortgage Securities Trust Series 2021-GSA3 Class A5, 2.6183% 12/15/2054	195,000	176,539
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A3, 3.1413% 12/15/2049	300,000	296,011
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class A5, 3.6939% 3/15/2050	350,000	345,544
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class A5, 2.86% 9/15/2049	900,000	889,918
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class A5, 3.102% 11/15/2049	450,000	445,421
Morgan Stanley Capital I Trust Series 2016-BNK2 Class A4, 3.049% 11/15/2049	500,000	491,862
Morgan Stanley Capital I Trust Series 2017-H1 Class A5, 3.53% 6/15/2050	450,000	445,915
UBS Commercial Mortgage Trust Series 2017-C3 Class A4, 3.426% 8/15/2050	150,000	147,816
UBS Commercial Mortgage Trust Series 2018-C10 Class A4, 4.3134% 5/15/2051	350,000	352,036
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	100,000	99,316
UBS Commercial Mortgage Trust Series 2019-C17 Class A4, 2.921% 10/15/2052	150,000	143,938
Wells Fargo Commercial Mortgage Trust Series 2017-C39 Class A5, 3.418% 9/15/2050	500,000	493,754
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class A4, 3.311% 6/15/2052	750,000	724,617
Wells Fargo Commercial Mortgage Trust Series 2021-C59 Class A5, 2.626% 4/15/2054	500,000	459,809
TOTAL UNITED STATES		41,803,363
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $40,867,190)		41,803,363

Foreign Government and Government Agency Obligations - 1.1%
	Principal Amount (a)	Value ($)
CANADA - 0.2%
Province of British Columbia 4.75% 6/12/2034	2,500,000	2,610,063
Province of Ontario 4.85% 6/11/2035	2,500,000	2,625,124
TOTAL CANADA		5,235,187
HUNGARY - 0.2%
Hungary Government 5.5% 3/26/2036 (d)	3,100,000	3,140,300
Hungary Government 6% 9/26/2035 (d)	750,000	789,848
Hungary Government 7.625% 3/29/2041	1,850,000	2,199,761
TOTAL HUNGARY		6,129,909
ISRAEL - 0.3%
Israel Government 2.75% 7/3/2030	2,500,000	2,338,572
Israel Government 4.5% 1/13/2031	2,500,000	2,505,454
Israel Government 5.75% 3/12/2054	2,000,000	1,954,876
TOTAL ISRAEL		6,798,902
MEXICO - 0.3%
United Mexican States 4.75% 4/27/2032	3,000,000	2,952,150
United Mexican States 5.375% 3/22/2033	2,100,000	2,107,560
United Mexican States 5.85% 7/2/2032	1,500,000	1,560,000
TOTAL MEXICO		6,619,710
PANAMA - 0.1%
Panamanian Republic 3.16% 1/23/2030	2,500,000	2,375,000
Panamanian Republic 6.4% 2/14/2035	1,300,000	1,391,969
TOTAL PANAMA		3,766,969
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $27,521,372)		28,550,677

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
California - 0.1%
General Obligations - 0.1%
State of California 7.55% 4/1/2039	1,400,000	1,729,683
Tobacco Bonds - 0.0%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 A 1, 4.214% 6/1/2050	1,000,000	765,139
TOTAL CALIFORNIA		2,494,822
TOTAL MUNICIPAL SECURITIES (Cost $2,387,934)		2,494,822

Non-Convertible Corporate Bonds - 31.4%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.7%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Woodside Finance Ltd 4.9% 5/19/2028	2,800,000	2,851,131
Financials - 0.5%
Banks - 0.5%
Australia & New Zealand Banking Group Ltd/New York NY 4.362% 6/18/2028	2,500,000	2,536,817
Westpac Banking Corp 4.11% 7/24/2034 (c)	4,000,000	3,965,606
Westpac Banking Corp 4.322% 11/23/2031 (c)	800,000	800,450
Westpac Banking Corp 6.82% 11/17/2033	3,575,000	4,033,504
TOTAL FINANCIALS		11,336,377
Materials - 0.1%
Metals & Mining - 0.1%
AngloGold Ashanti Holdings PLC 3.375% 11/1/2028	2,000,000	1,946,695
AngloGold Ashanti Holdings PLC 3.75% 10/1/2030	1,500,000	1,449,350
TOTAL MATERIALS		3,396,045
TOTAL AUSTRALIA		17,583,553
BELGIUM - 0.3%
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide Inc 8.2% 1/15/2039	5,000,000	6,518,931
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd 5.8% 4/1/2035	1,350,000	1,414,606
BRAZIL - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Embraer Netherlands Finance BV 5.98% 2/11/2035	1,350,000	1,448,955
CANADA - 2.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 5.3% 2/15/2034	1,500,000	1,532,923
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Magna International Inc 5.875% 6/1/2035	1,000,000	1,070,974
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Cenovus Energy Inc 5.4% 3/20/2036	3,308,000	3,369,574
Enbridge Inc 4.5% 2/15/2031	2,300,000	2,323,070
Enbridge Inc 4.6% 6/20/2028	439,000	444,898
Suncor Energy Inc 6.8% 5/15/2038	2,500,000	2,830,231
TransCanada PipeLines Ltd 4.625% 3/1/2034	4,250,000	4,225,848
TransCanada PipeLines Ltd 6.2% 10/15/2037	500,000	544,133
TransCanada PipeLines Ltd 7.25% 8/15/2038	500,000	585,814
TransCanada PipeLines Ltd 7.625% 1/15/2039	750,000	909,196
TOTAL ENERGY		15,232,764
Financials - 1.3%
Banks - 0.8%
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (c)	4,000,000	4,156,538
Canadian Imperial Bank of Commerce 5.926% 10/2/2026	1,000,000	1,011,574
Royal Bank of Canada 3.995% 11/3/2028 (c)	2,500,000	2,503,585
Royal Bank of Canada 4.498% 8/6/2029 (c)	2,500,000	2,529,795
Toronto Dominion Bank 3.625% 9/15/2031 (c)	3,450,000	3,437,116
Toronto Dominion Bank 4.574% 6/2/2028	2,000,000	2,028,760
Toronto Dominion Bank 5.146% 9/10/2034 (c)	3,600,000	3,671,410
		19,338,778
Capital Markets - 0.2%
Brookfield Finance Inc 4.85% 3/29/2029	200,000	203,680
Brookfield Finance Inc 5.675% 1/15/2035	3,640,000	3,760,514
Brookfield Finance Inc 6.35% 1/5/2034	1,300,000	1,409,137
		5,373,331
Insurance - 0.3%
Fairfax Financial Holdings Ltd 5.75% 5/20/2035	1,000,000	1,042,941
Manulife Financial Corp 4.061% 2/24/2032 (c)	7,000,000	6,980,504
		8,023,445
TOTAL FINANCIALS		32,735,554
Industrials - 0.0%
Professional Services - 0.0%
TR Finance LLC 3.35% 5/15/2026	250,000	249,562
Materials - 0.1%
Chemicals - 0.1%
Nutrien Ltd 5.4% 6/21/2034	1,000,000	1,044,397
Metals & Mining - 0.0%
Kinross Gold Corp 6.25% 7/15/2033	750,000	824,870
TOTAL MATERIALS		1,869,267
TOTAL CANADA		52,691,044
CHILE - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Chile SA 4.875% 6/12/2028	200,000	203,100
GERMANY - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Deutsche Telekom International Finance BV 8.75% 6/15/2030 (c)	1,400,000	1,642,768
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Mercedes-Benz Finance North America LLC 8.5% 1/18/2031	796,000	945,870
Financials - 0.5%
Capital Markets - 0.5%
Deutsche Bank AG/New York NY 4.469% 12/10/2031 (c)	2,750,000	2,765,767
Deutsche Bank AG/New York NY 4.875% 12/1/2032 (c)	1,500,000	1,505,274
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (c)	1,500,000	1,527,705
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (c)	750,000	766,243
Deutsche Bank AG/New York NY 5.297% 5/9/2031 (c)	1,945,000	2,008,510
Deutsche Bank AG/New York NY 5.414% 5/10/2029	3,450,000	3,597,214
TOTAL FINANCIALS		12,170,713
TOTAL GERMANY		14,759,351
IRELAND - 0.2%
Financials - 0.2%
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.75% 1/15/2033	2,800,000	2,805,483
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (c)	950,000	984,847
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.95% 3/10/2055 (c)	950,000	1,004,031
TOTAL FINANCIALS		4,794,361
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (d)	75,000	77,572
TOTAL IRELAND		4,871,933
JAPAN - 0.9%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Honda Motor Co Ltd 4.436% 7/8/2028	4,500,000	4,551,949
Financials - 0.8%
Banks - 0.8%
Mitsubishi UFJ Financial Group Inc 2.048% 7/17/2030	1,250,000	1,148,358
Mitsubishi UFJ Financial Group Inc 2.559% 2/25/2030	2,250,000	2,123,588
Mitsubishi UFJ Financial Group Inc 3.195% 7/18/2029	1,000,000	974,513
Mizuho Financial Group Inc 2.201% 7/10/2031 (c)	7,000,000	6,438,628
Mizuho Financial Group Inc 4.711% 7/8/2031 (c)	2,448,000	2,496,191
Sumitomo Mitsui Financial Group Inc 4.66% 7/8/2031 (c)	2,800,000	2,848,661
Sumitomo Mitsui Financial Group Inc 5.316% 7/9/2029	2,000,000	2,080,376
Sumitomo Mitsui Financial Group Inc 5.71% 1/13/2030	750,000	792,895
		18,903,210
Financial Services - 0.0%
ORIX Corp 5.4% 2/25/2035	1,000,000	1,043,812
TOTAL FINANCIALS		19,947,022
TOTAL JAPAN		24,498,971
KOREA (SOUTH) - 0.4%
Financials - 0.4%
Banks - 0.4%
Export-Import Bank of Korea 3.75% 1/13/2029	3,500,000	3,515,517
Export-Import Bank of Korea 3.875% 1/13/2031	3,000,000	3,023,229
Korea Development Bank/The 4% 1/28/2031	5,000,000	5,063,338

TOTAL KOREA (SOUTH)		11,602,084
LUXEMBOURG - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
ArcelorMittal SA 6.55% 11/29/2027	2,000,000	2,079,716
ArcelorMittal SA 7% 10/15/2039 (c)	5,000,000	5,775,661

TOTAL LUXEMBOURG		7,855,377
MEXICO - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Grupo Televisa SAB 6.125% 1/31/2046	750,000	580,950
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV 2.875% 5/7/2030	1,500,000	1,419,225
America Movil SAB de CV 3.625% 4/22/2029	2,000,000	1,970,730
		3,389,955
TOTAL MEXICO		3,970,905
MULTI-NATIONAL - 0.0%
Financials - 0.0%
Banks - 0.0%
Corp Andina de Fomento 4.125% 6/30/2028	1,750,000	1,767,483
NETHERLANDS - 0.3%
Financials - 0.3%
Banks - 0.3%
ING Groep NV 4.05% 4/9/2029	1,500,000	1,501,886
ING Groep NV 5.066% 3/25/2031 (c)	1,750,000	1,804,194
ING Groep NV 5.335% 3/19/2030 (c)	2,750,000	2,848,853
TOTAL FINANCIALS		6,154,933
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	1,019,000	1,025,818
TOTAL NETHERLANDS		7,180,751
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 3.125% 4/6/2030	100,000	96,946
SPAIN - 0.6%
Financials - 0.6%
Banks - 0.6%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (c)	3,000,000	3,208,550
Banco Santander SA 1.722% 9/14/2027 (c)	2,200,000	2,173,682
Banco Santander SA 5.294% 8/18/2027	2,000,000	2,035,213
Banco Santander SA 5.552% 3/14/2028 (c)	1,400,000	1,420,888
Banco Santander SA 5.565% 1/17/2030	600,000	628,990
Banco Santander SA 6.033% 1/17/2035	1,000,000	1,077,594
Banco Santander SA 6.921% 8/8/2033	3,565,000	3,964,778

TOTAL SPAIN		14,509,695
UNITED KINGDOM - 2.6%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC 6.15% 2/27/2037	1,000,000	1,102,591
Consumer Staples - 0.4%
Tobacco - 0.4%
BAT Capital Corp 4.625% 3/22/2033	2,500,000	2,510,514
BAT Capital Corp 6.25% 8/15/2055	1,000,000	1,043,763
BAT Capital Corp 7.079% 8/2/2043	6,250,000	7,104,845
TOTAL CONSUMER STAPLES		10,659,122
Financials - 2.2%
Banks - 2.0%
Barclays PLC 3.564% 9/23/2035 (c)	1,000,000	952,477
Barclays PLC 5.088% 6/20/2030 (c)	1,750,000	1,784,863
Barclays PLC 7.119% 6/27/2034 (c)	6,675,000	7,495,923
Barclays PLC 7.437% 11/2/2033 (c)	307,000	352,363
HSBC Holdings PLC 3.973% 5/22/2030 (c)	5,500,000	5,470,270
HSBC Holdings PLC 4.583% 6/19/2029 (c)	1,000,000	1,010,304
HSBC Holdings PLC 4.619% 11/6/2031 (c)	1,000,000	1,011,458
HSBC Holdings PLC 4.755% 6/9/2028 (c)	625,000	630,219
HSBC Holdings PLC 5.13% 3/3/2031 (c)	1,750,000	1,805,696
HSBC Holdings PLC 5.24% 5/13/2031 (c)	1,250,000	1,294,957
HSBC Holdings PLC 5.741% 9/10/2036 (c)	1,800,000	1,863,385
Lloyds Banking Group PLC 3.574% 11/7/2028 (c)	5,000,000	4,966,850
Lloyds Banking Group PLC 4.241% 2/10/2030 (c)	2,062,000	2,071,544
Lloyds Banking Group PLC 4.425% 11/4/2031 (c)	1,950,000	1,959,428
Lloyds Banking Group PLC 4.55% 8/16/2028	1,250,000	1,267,418
Lloyds Banking Group PLC 4.818% 6/13/2029 (c)	500,000	508,462
Lloyds Banking Group PLC 5.59% 11/26/2035 (c)	750,000	788,982
NatWest Group PLC 4.445% 5/8/2030 (c)	7,000,000	7,058,867
NatWest Group PLC 5.115% 5/23/2031 (c)	1,000,000	1,031,320
NatWest Group PLC 6.475% 6/1/2034 (c)	1,950,000	2,058,926
Santander UK Group Holdings PLC 3.823% 11/3/2028 (c)	1,000,000	995,799
Santander UK Group Holdings PLC 4.32% 9/22/2029 (c)	2,250,000	2,257,817
Santander UK Group Holdings PLC 5.694% 4/15/2031 (c)	475,000	498,729
		49,136,057
Capital Markets - 0.2%
Marex Group PLC 5.829% 5/8/2028	2,650,000	2,702,817
Marex Group PLC 6.404% 11/4/2029	1,875,000	1,962,860
		4,665,677
TOTAL FINANCIALS		53,801,734
Health Care - 0.0%
Pharmaceuticals - 0.0%
Astrazeneca Finance LLC 1.75% 5/28/2028	1,025,000	981,305
Industrials - 0.0%
Machinery - 0.0%
Weir Group Inc 5.35% 5/6/2030 (d)	750,000	776,495
TOTAL UNITED KINGDOM		67,321,247
UNITED STATES - 22.3%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.1%
Verizon Communications Inc 5.875% 11/30/2045	2,350,000	2,375,554
Interactive Media & Services - 0.3%
Alphabet Inc 5.25% 5/15/2055	1,500,000	1,459,886
Alphabet Inc 5.45% 11/15/2055	2,000,000	1,987,972
Alphabet Inc 5.65% 2/15/2056	3,250,000	3,325,588
Meta Platforms Inc 5.55% 8/15/2064	1,250,000	1,177,735
		7,951,181
Media - 0.1%
Fox Corp 4.709% 1/25/2029	1,200,000	1,218,253
Paramount Global 7.875% 7/30/2030	1,000,000	1,053,487
		2,271,740
TOTAL COMMUNICATION SERVICES		12,598,475
Consumer Discretionary - 0.9%
Automobiles - 0.5%
American Honda Finance Corp 4.45% 10/22/2027	1,000,000	1,009,657
American Honda Finance Corp 4.55% 7/9/2027	1,800,000	1,817,362
Ford Motor Co 4.346% 12/8/2026	1,250,000	1,249,684
General Motors Co 5.35% 4/15/2028	1,250,000	1,280,820
General Motors Financial Co Inc 2.7% 8/20/2027	1,000,000	981,597
General Motors Financial Co Inc 5.35% 1/7/2030	500,000	518,996
General Motors Financial Co Inc 5.45% 1/8/2036	3,000,000	3,052,109
General Motors Financial Co Inc 6.1% 1/7/2034	2,000,000	2,144,412
		12,054,637
Hotels, Restaurants & Leisure - 0.2%
Las Vegas Sands Corp 3.5% 8/18/2026	1,250,000	1,244,891
Las Vegas Sands Corp 5.625% 6/15/2028	1,000,000	1,024,508
Las Vegas Sands Corp 6% 8/15/2029	1,000,000	1,046,448
Marriott International Inc/MD 5.5% 4/15/2037	2,500,000	2,583,529
		5,899,376
Leisure Products - 0.1%
Hasbro Inc 3.9% 11/19/2029	500,000	495,705
Hasbro Inc 6.05% 5/14/2034	250,000	268,445
Polaris Inc 5.6% 3/1/2031	1,976,000	2,012,050
		2,776,200
Textiles, Apparel & Luxury Goods - 0.1%
Tapestry Inc 5.1% 3/11/2030	750,000	774,371
Tapestry Inc 5.5% 3/11/2035	1,000,000	1,037,260
		1,811,631
TOTAL CONSUMER DISCRETIONARY		22,541,844
Consumer Staples - 0.6%
Food Products - 0.0%
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 5.5% 1/15/2036	1,750,000	1,795,832
Tyson Foods Inc 4.35% 3/1/2029	566,000	571,357
		2,367,189
Tobacco - 0.6%
Altria Group Inc 5.8% 2/14/2039	5,000,000	5,213,670
Philip Morris International Inc 2.1% 5/1/2030	750,000	694,275
Philip Morris International Inc 4.375% 4/30/2030	1,500,000	1,519,409
Philip Morris International Inc 4.875% 2/13/2029	988,000	1,015,592
Philip Morris International Inc 5.125% 11/17/2027	1,900,000	1,939,893
Philip Morris International Inc 5.125% 2/15/2030	750,000	779,241
Philip Morris International Inc 6.375% 5/16/2038	2,900,000	3,261,173
		14,423,253
TOTAL CONSUMER STAPLES		16,790,442
Energy - 2.0%
Energy Equipment & Services - 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047	1,000,000	812,643
Oil, Gas & Consumable Fuels - 2.0%
Enterprise Products Operating LLC 4.6% 1/15/2031	2,500,000	2,556,025
Enterprise Products Operating LLC 5.25% 8/16/2077 (c)	1,525,000	1,526,220
Enterprise Products Operating LLC 5.375% 2/15/2078 (c)	1,500,000	1,504,207
EOG Resources Inc 4.4% 7/15/2028	3,300,000	3,343,788
EQT Corp 7% 2/1/2030 (e)	2,000,000	2,189,900
Kinder Morgan Inc 4.8% 2/1/2033	500,000	508,984
MPLX LP 4.5% 4/15/2038	1,050,000	974,254
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034	2,500,000	2,610,963
Shell Finance US Inc 3.125% 11/7/2049 (d)	250,000	173,408
Shell Finance US Inc 6.375% 12/15/2038 (d)	1,750,000	1,985,072
Targa Resources Corp 4.35% 1/15/2029	497,000	501,047
Targa Resources Corp 6.05% 5/15/2056	2,485,000	2,479,724
Targa Resources Corp 6.125% 3/15/2033	7,500,000	8,114,570
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4% 1/15/2032	1,400,000	1,358,336
Valero Energy Corp 6.625% 6/15/2037	7,500,000	8,434,856
Western Gas Partners LP 5.5% 12/15/2035	3,000,000	3,025,863
Williams Cos Inc/The 5.3% 9/30/2035	1,500,000	1,540,215
Williams Cos Inc/The 5.65% 3/15/2033	7,500,000	7,936,251
		50,763,683
TOTAL ENERGY		51,576,326
Financials - 7.6%
Banks - 3.6%
Bank of America Corp 2.482% 9/21/2036 (c)	10,000,000	8,848,568
Bank of America Corp 3.846% 3/8/2037 (c)	3,000,000	2,839,160
Bank of America Corp 4.623% 5/9/2029 (c)	1,250,000	1,267,741
Bank of America Corp 7.75% 5/14/2038	650,000	797,265
Citigroup Inc 3.52% 10/27/2028 (c)	1,250,000	1,240,474
Citigroup Inc 3.668% 7/24/2028 (c)	2,650,000	2,637,447
Citigroup Inc 3.98% 3/20/2030 (c)	4,000,000	3,986,409
Citigroup Inc 4.643% 5/7/2028 (c)	1,000,000	1,006,958
Citigroup Inc 5.174% 9/11/2036 (c)	2,410,000	2,452,071
Citigroup Inc 5.592% 11/19/2034 (c)	750,000	773,813
Citigroup Inc 8.125% 7/15/2039	3,250,000	4,177,122
Citizens Financial Group Inc 5.841% 1/23/2030 (c)	200,000	209,128
Citizens Financial Group Inc 6.645% 4/25/2035 (c)	1,500,000	1,660,226
JPMorgan Chase & Co 2.956% 5/13/2031 (c)	4,000,000	3,806,276
JPMorgan Chase & Co 3.54% 5/1/2028 (c)	1,250,000	1,243,101
JPMorgan Chase & Co 3.702% 5/6/2030 (c)	1,500,000	1,485,767
JPMorgan Chase & Co 4.995% 7/22/2030 (c)	2,750,000	2,832,856
JPMorgan Chase & Co 5.576% 7/23/2036 (c)	4,500,000	4,679,983
JPMorgan Chase & Co 5.717% 9/14/2033 (c)	1,500,000	1,589,352
KeyCorp 5.305% 1/28/2037 (c)	1,104,000	1,113,771
KeyCorp 6.401% 3/6/2035 (c)	3,500,000	3,816,925
M&T Bank Corp 5 year U.S. Treasury Index + 1.43%, 5.4% 7/30/2035 (c)(f)	4,820,000	4,889,094
Morgan Stanley Private Bank NA 4.213% 2/8/2030 (c)	2,000,000	2,009,512
PNC Bank NA 4.429% 7/21/2028 (c)	2,000,000	2,013,857
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (c)	5,250,000	5,237,628
PNC Financial Services Group Inc/The 5.423% 1/25/2041 (c)	2,500,000	2,527,401
Santander Holdings USA Inc 5.353% 9/6/2030 (c)	1,250,000	1,286,103
Santander Holdings USA Inc 5.473% 3/20/2029 (c)	3,000,000	3,066,721
Santander Holdings USA Inc 5.741% 3/20/2031 (c)	200,000	208,297
Santander Holdings USA Inc 6.174% 1/9/2030 (c)	500,000	522,163
Santander Holdings USA Inc 6.565% 6/12/2029 (c)	750,000	783,735
Truist Financial Corp 5.435% 1/24/2030 (c)	200,000	207,552
Truist Financial Corp 7.161% 10/30/2029 (c)	1,125,000	1,211,110
US Bancorp 2.491% 11/3/2036 (c)	6,400,000	5,666,760
US Bancorp 4.967% 7/22/2033 (c)	1,000,000	1,018,229
US Bancorp 6.787% 10/26/2027 (c)	750,000	764,051
Webster Financial Corp 5.784% 9/11/2035 (c)	1,700,000	1,749,320
Wells Fargo & Co 3.526% 3/24/2028 (c)	1,250,000	1,243,539
Wells Fargo & Co 3.584% 5/22/2028 (c)	2,000,000	1,989,427
Wells Fargo & Co 4.182% 1/23/2030 (c)	5,000,000	5,017,718
		93,876,630
Capital Markets - 2.3%
Affiliated Managers Group Inc 3.3% 6/15/2030	2,000,000	1,919,398
Affiliated Managers Group Inc 5.5% 2/15/2036	3,000,000	3,024,569
Ares Capital Corp 7% 1/15/2027	1,250,000	1,279,020
Blue Owl Capital Corp 3.4% 7/15/2026	1,000,000	991,287
Charles Schwab Corp/The 4.914% 11/14/2036 (c)	2,500,000	2,500,750
Citadel Finance LLC 5.15% 2/14/2031 (d)	2,500,000	2,489,917
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (c)	2,000,000	1,973,712
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (c)	1,000,000	986,313
Goldman Sachs Group Inc/The 4.148% 1/21/2029 (c)	5,000,000	5,002,071
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (c)	2,000,000	2,012,350
Goldman Sachs Group Inc/The 5.049% 7/23/2030 (c)	1,500,000	1,538,829
Goldman Sachs Group Inc/The 5.065% 1/21/2037 (c)	2,000,000	2,014,067
Goldman Sachs Group Inc/The 5.218% 4/23/2031 (c)	2,000,000	2,070,417
Goldman Sachs Group Inc/The 6.561% 10/24/2034 (c)	3,000,000	3,345,908
LPL Holdings Inc 4.9% 4/3/2028	1,000,000	1,011,572
Main Street Capital Corp 5.4% 8/15/2028	2,000,000	2,006,896
Morgan Stanley 2.475% 1/21/2028 (c)	2,000,000	1,973,383
Morgan Stanley 2.699% 1/22/2031 (c)	2,500,000	2,365,546
Morgan Stanley 4.238% 1/9/2030 (c)	5,000,000	5,017,492
Morgan Stanley 5.23% 1/15/2031 (c)	750,000	776,687
Morgan Stanley 5.466% 1/18/2035 (c)	2,500,000	2,617,040
Northern Trust Corp 5.117% 11/19/2040 (c)	1,000,000	1,002,498
S&P Global Inc 2.7% 3/1/2029	783,000	756,887
State Street Corp 3.031% 11/1/2034 (c)	8,212,000	7,847,709
Voya Global Funding 4.6% 11/24/2030 (d)	2,300,000	2,335,198
		58,859,516
Consumer Finance - 0.9%
Ally Financial Inc 5.737% 5/15/2029 (c)	136,000	139,638
Ally Financial Inc 6.992% 6/13/2029 (c)	1,800,000	1,895,959
American Express Co 4.351% 7/20/2029 (c)	2,700,000	2,725,413
American Express Co 5.016% 4/25/2031 (c)	1,054,000	1,089,021
American Express Co 5.389% 7/28/2027 (c)	1,000,000	1,005,359
Capital One Financial Corp 5.247% 7/26/2030 (c)	200,000	206,667
Ford Motor Credit Co LLC 3.815% 11/2/2027	4,700,000	4,661,704
Ford Motor Credit Co LLC 5.113% 5/3/2029	1,500,000	1,514,574
Ford Motor Credit Co LLC 5.303% 9/6/2029	500,000	507,584
Ford Motor Credit Co LLC 5.753% 4/6/2033	2,000,000	2,038,038
Ford Motor Credit Co LLC 7.35% 11/4/2027	700,000	730,329
Ford Motor Credit Co LLC 7.35% 3/6/2030	2,000,000	2,167,461
John Deere Capital Corp 4.5% 1/16/2029	1,000,000	1,021,749
Synchrony Financial 5.019% 7/29/2029 (c)	1,800,000	1,823,156
Synchrony Financial 5.935% 8/2/2030 (c)	1,500,000	1,556,658
		23,083,310
Financial Services - 0.5%
Enact Holdings Inc 6.25% 5/28/2029	3,600,000	3,777,807
Essent Group Ltd 6.25% 7/1/2029	750,000	789,237
Fidelity National Information Services Inc 1.65% 3/1/2028	1,000,000	954,236
Global Payments Inc 4.5% 11/15/2028	2,800,000	2,806,440
HA Sustainable Infrastructure Capital Inc 6% 3/15/2036 (b)	2,100,000	2,087,327
HA Sustainable Infrastructure Capital Inc 6.15% 1/15/2031	1,700,000	1,764,558
		12,179,605
Insurance - 0.3%
Berkshire Hathaway Fin Corp 3.85% 3/15/2052	2,450,000	1,904,086
Brighthouse Financial Inc 5.625% 5/15/2030	2,500,000	2,524,211
Chubb INA Holdings LLC 4.65% 8/15/2029	250,000	256,604
Prudential Financial Inc 4.5% 9/15/2047 (c)	2,000,000	1,970,333
RLI Corp 5.375% 6/1/2036	2,500,000	2,495,879
		9,151,113
TOTAL FINANCIALS		197,150,174
Health Care - 1.9%
Biotechnology - 0.7%
AbbVie Inc 4.875% 3/15/2030	1,500,000	1,551,057
Amgen Inc 3.2% 11/2/2027	500,000	495,544
Amgen Inc 4.563% 6/15/2048	4,000,000	3,498,362
Amgen Inc 5.65% 6/15/2042	2,500,000	2,582,488
Gilead Sciences Inc 4.8% 4/1/2044	10,000,000	9,356,009
Gilead Sciences Inc 5.1% 6/15/2035	1,400,000	1,449,350
Gilead Sciences Inc 5.55% 10/15/2053	450,000	452,070
		19,384,880
Health Care Equipment & Supplies - 0.1%
Solventum Corp 5.6% 3/23/2034	1,500,000	1,568,318
Health Care Providers & Services - 0.3%
Ascension Health 4.923% 11/15/2035	498,000	507,398
Cencora Inc 4.85% 12/15/2029	1,000,000	1,028,955
Centene Corp 2.5% 3/1/2031	2,000,000	1,735,765
CommonSpirit Health 5.318% 12/1/2034	1,250,000	1,290,873
CVS Health Corp 1.3% 8/21/2027	450,000	433,266
HCA Inc 5.25% 3/1/2030	500,000	518,936
HCA Inc 5.45% 9/15/2034	2,500,000	2,595,781
Sabra Health Care LP 3.9% 10/15/2029	1,000,000	984,902
		9,095,876
Life Sciences Tools & Services - 0.1%
Illumina Inc 4.75% 12/12/2030	2,250,000	2,285,811
Pharmaceuticals - 0.7%
GlaxoSmithKline Capital Inc 6.375% 5/15/2038	5,900,000	6,727,526
Johnson & Johnson 4.8% 6/1/2029	250,000	258,826
Merck & Co Inc 5.700% 9/15/2055	2,500,000	2,556,742
Novartis Capital Corp 2.2% 8/14/2030	250,000	233,076
Royalty Pharma PLC 5.15% 9/2/2029	2,600,000	2,688,401
Royalty Pharma PLC 5.4% 9/2/2034	500,000	517,435
Royalty Pharma PLC 5.9% 9/2/2054	2,950,000	2,963,604
Utah Acquisition Sub Inc 3.95% 6/15/2026	1,250,000	1,248,584
Viatris Inc 2.7% 6/22/2030	1,000,000	923,367
		18,117,561
TOTAL HEALTH CARE		50,452,446
Industrials - 2.1%
Aerospace & Defense - 0.5%
Boeing Co 6.875% 3/15/2039	2,500,000	2,856,676
General Dynamics Corp 4.95% 8/15/2035	700,000	723,958
Huntington Ingalls Industries Inc 5.353% 1/15/2030	2,500,000	2,594,085
Lockheed Martin Corp 5.7% 11/15/2054	2,500,000	2,582,314
RTX Corp 4.625% 11/16/2048	4,000,000	3,563,017
		12,320,050
Building Products - 0.0%
Johnson Controls International plc 4.625% 7/2/2044 (e)	100,000	90,355
Commercial Services & Supplies - 0.2%
Republic Services Inc 2.3% 3/1/2030	1,000,000	937,817
Republic Services Inc 5% 11/15/2029	750,000	777,598
Waste Management Inc 3.875% 1/15/2029	3,250,000	3,255,620
		4,971,035
Construction & Engineering - 0.2%
MasTec Inc 5.9% 6/15/2029	3,950,000	4,145,881
Electrical Equipment - 0.1%
Regal Rexnord Corp 6.4% 4/15/2033	2,500,000	2,718,314
Ground Transportation - 0.2%
Fedex Freight Holding Co Inc 4.95% 3/15/2033 (d)	2,250,000	2,249,935
Fedex Freight Holding Co Inc 5.25% 3/15/2036 (d)	1,800,000	1,794,432
		4,044,367
Industrial Conglomerates - 0.0%
3M Co 2.375% 8/26/2029	500,000	474,877
3M Co 3.05% 4/15/2030	750,000	722,657
		1,197,534
Machinery - 0.4%
Caterpillar Inc 5.2% 5/15/2035	1,000,000	1,047,607
Cummins Inc 4.7% 2/15/2031	900,000	926,134
Cummins Inc 5.15% 2/20/2034	5,335,000	5,565,127
Cummins Inc 5.3% 5/9/2035	2,000,000	2,097,629
Oshkosh Corp 3.1% 3/1/2030	2,000,000	1,921,852
		11,558,349
Passenger Airlines - 0.2%
Delta Air Lines 2020-1 Class A Pass Through Trust equipment trust certificate 2% 12/10/2029	1,006,700	965,112
Southwest Airlines Co 4.375% 11/15/2028	1,250,000	1,260,703
Southwest Airlines Co 5.25% 11/15/2035	1,500,000	1,487,733
United Airlines 2020-1 Class A Pass Through Trust 5.875% 4/15/2029	610,512	625,185
United Airlines 2023-1 Class A Pass Through Trust equipment trust certificate 5.8% 7/15/2037	364,251	386,488
		4,725,221
Professional Services - 0.3%
Concentrix Corp 6.5% 3/1/2029	3,693,000	3,650,077
Equifax Inc 4.8% 9/15/2029	500,000	509,012
Jacobs Solutions Inc 4.75% 3/3/2031	3,500,000	3,505,326
		7,664,415
TOTAL INDUSTRIALS		53,435,521
Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 0.4%
Corning Inc 5.45% 11/15/2079	1,750,000	1,660,585
Dell International LLC / EMC Corp 8.1% 7/15/2036	1,500,000	1,823,982
Flex Ltd 4.875% 6/15/2029	2,200,000	2,241,296
Flex Ltd 5.375% 11/13/2035	1,800,000	1,819,729
Jabil Inc 4.2% 2/1/2029	2,300,000	2,304,300
TD SYNNEX Corp 1.75% 8/9/2026	200,000	197,832
		10,047,724
IT Services - 0.1%
IBM Corporation 1.7% 5/15/2027	1,250,000	1,218,599
IBM Corporation 3.5% 5/15/2029	1,500,000	1,478,882
		2,697,481
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Inc 4.95% 1/15/2036	2,300,000	2,333,693
Intel Corp 5.625% 2/10/2043	1,500,000	1,469,949
Marvell Technology Inc 4.75% 7/15/2030	324,000	330,314
Micron Technology Inc 6.05% 11/1/2035	3,500,000	3,801,985
		7,935,941
Software - 0.7%
AppLovin Corp 5.125% 12/1/2029	1,850,000	1,889,308
AppLovin Corp 5.375% 12/1/2031	500,000	515,338
Cadence Design Systems Inc 4.3% 9/10/2029	1,000,000	1,010,175
Oracle Corp 6.125% 7/8/2039	1,253,000	1,244,008
Oracle Corp 6.125% 8/3/2065	2,750,000	2,389,434
Oracle Corp 6.55% 2/4/2046	1,000,000	974,452
Oracle Corp 6.9% 11/9/2052	7,500,000	7,422,079
Roper Technologies Inc 2.95% 9/15/2029	1,000,000	958,698
VMware LLC 1.8% 8/15/2028	1,750,000	1,664,172
		18,067,664
Technology Hardware, Storage & Peripherals - 0.0%
Apple Inc 3.2% 5/11/2027	250,000	249,066
TOTAL INFORMATION TECHNOLOGY		38,997,876
Materials - 0.7%
Chemicals - 0.4%
Albemarle Corp 5.05% 6/1/2032	250,000	254,598
Dow Chemical Co/The 2.1% 11/15/2030	1,150,000	1,024,937
Dow Chemical Co/The 5.65% 3/15/2036	5,000,000	5,011,335
EIDP Inc 4.8% 5/15/2033	750,000	759,184
EIDP Inc 5.125% 5/15/2032	1,500,000	1,558,651
		8,608,705
Construction Materials - 0.0%
CRH America Finance Inc 4.4% 2/9/2031	408,000	411,040
Containers & Packaging - 0.0%
WRKCo Inc 4% 3/15/2028	1,000,000	1,001,699
Metals & Mining - 0.3%
Freeport-McMoRan Inc 5.45% 3/15/2043	5,000,000	4,946,925
Steel Dynamics Inc 5.25% 5/15/2035	2,500,000	2,569,148
		7,516,073
TOTAL MATERIALS		17,537,517
Real Estate - 1.3%
Diversified REITs - 0.1%
VICI Properties LP 4.95% 2/15/2030	2,000,000	2,033,038
Health Care REITs - 0.5%
National Health Investors Inc 5.35% 2/1/2033	1,300,000	1,314,721
Omega Healthcare Investors Inc 3.625% 10/1/2029	2,000,000	1,948,897
Omega Healthcare Investors Inc 5.2% 7/1/2030	2,000,000	2,051,203
Ventas Realty LP 5% 2/15/2036	2,900,000	2,899,420
Ventas Realty LP 5.625% 7/1/2034	500,000	527,105
Welltower OP LLC 2.05% 1/15/2029	1,250,000	1,188,011
Welltower OP LLC 4.5% 7/1/2030	2,300,000	2,342,343
		12,271,700
Real Estate Management & Development - 0.1%
Extra Space Storage LP 3.9% 4/1/2029	350,000	348,227
Host Hotels & Resorts LP 3.375% 12/15/2029	3,250,000	3,146,869
		3,495,096
Residential REITs - 0.0%
Camden Property Trust 3.15% 7/1/2029	750,000	730,123
Retail REITs - 0.4%
Brixmor Operating Partnership LP 4.85% 2/15/2033	1,348,000	1,359,880
Realty Income Corp 4% 7/15/2029	1,400,000	1,401,236
Realty Income Corp 5.125% 4/15/2035	2,500,000	2,572,072
Regency Centers LP 5.25% 1/15/2034	1,000,000	1,038,094
Simon Property Group LP 4.375% 10/1/2030	3,000,000	3,038,332
		9,409,614
Specialized REITs - 0.2%
American Tower Corp 3.95% 3/15/2029	2,200,000	2,192,936
Crown Castle Inc 5.6% 6/1/2029	1,000,000	1,041,713
Public Storage Operating Co 4.375% 7/1/2030	3,000,000	3,048,784
		6,283,433
TOTAL REAL ESTATE		34,223,004
Utilities - 3.2%
Electric Utilities - 2.3%
Alliant Energy Corp 5.75% 4/1/2056 (c)	1,750,000	1,744,345
American Electric Power Co Inc 3.875% 2/15/2062 (c)	5,000,000	4,927,265
American Electric Power Co Inc 5.8% 3/15/2056 (c)	1,000,000	1,004,863
Avangrid Inc 3.8% 6/1/2029	1,200,000	1,191,297
CenterPoint Energy Houston Electric LLC 5.15% 3/1/2034	500,000	518,087
Commonwealth Edison Co 2.2% 3/1/2030	1,500,000	1,403,009
Duke Energy Corp 3.25% 1/15/2082 (c)	7,600,000	7,438,218
Duke Energy Progress LLC 6.3% 4/1/2038	500,000	556,189
Entergy Corp 7.125% 12/1/2054 (c)	1,500,000	1,569,308
Entergy Tex Inc 5.25% 4/15/2035	750,000	778,333
Evergy Inc 6.65% 6/1/2055 (c)	500,000	514,808
NextEra Energy Capital Holdings Inc 3.8% 3/15/2082 (c)	7,650,000	7,524,963
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	700,000	707,938
NextEra Energy Capital Holdings Inc 4.8% 12/1/2077 (c)	1,200,000	1,190,134
NextEra Energy Capital Holdings Inc 5.25% 2/28/2053	4,000,000	3,733,126
PacifiCorp 4.1% 2/1/2042	1,000,000	813,194
PacifiCorp 5.1% 2/15/2029	500,000	514,235
PacifiCorp 6% 1/15/2039	2,500,000	2,562,782
PacifiCorp 6.25% 10/15/2037	750,000	798,164
PacifiCorp 7.375% 9/15/2055 (c)	650,000	658,302
Public Service Co of Colorado 5.15% 9/15/2035	2,500,000	2,552,661
Public Service Co of Colorado 5.35% 5/15/2034	2,750,000	2,870,678
Sierra Pacific Power Co 6.2% 12/15/2055 (c)	1,600,000	1,591,031
Southern California Edison Co 3.9% 3/15/2043	2,500,000	1,972,249
Southern California Edison Co 5.3% 3/1/2028	1,750,000	1,790,630
Southern California Edison Co 5.45% 3/1/2035	4,000,000	4,115,704
Southern California Edison Co 5.85% 11/1/2027	1,250,000	1,284,488
Southern California Edison Co 5.95% 2/1/2038	1,250,000	1,304,135
Southern Co/The 3.75% 9/15/2051 (c)	2,075,000	2,059,174
Wisconsin Electric Power Co 5% 5/15/2029	1,250,000	1,290,036
		60,979,346
Gas Utilities - 0.1%
Atmos Energy Corp 5.75% 10/15/2052	250,000	256,650
National Fuel Gas Co 2.95% 3/1/2031	1,000,000	928,260
National Fuel Gas Co 5.5% 3/15/2030	750,000	780,488
Southwest Gas Corp 2.2% 6/15/2030	1,000,000	924,365
		2,889,763
Multi-Utilities - 0.8%
Berkshire Hathaway Energy Co 6.125% 4/1/2036	1,000,000	1,096,999
CenterPoint Energy Inc 6.7% 5/15/2055 (c)	1,000,000	1,033,707
Dominion Energy Inc 6% 2/15/2056 (c)	1,000,000	1,014,753
Dominion Energy Inc 6.625% 5/15/2055 (c)	1,000,000	1,038,047
Dominion Energy Inc 6.875% 2/1/2055 (c)	4,000,000	4,188,420
NiSource Inc 5.4% 6/30/2033	1,150,000	1,205,967
NiSource Inc 6.95% 11/30/2054 (c)	1,625,000	1,697,849
San Diego Gas & Electric Co 5.4% 4/15/2035	2,500,000	2,605,285
Sempra 4.125% 4/1/2052 (c)	3,500,000	3,454,596
Sempra 6.625% 4/1/2055 (c)	500,000	508,234
Sempra 6.875% 10/1/2054 (c)	2,500,000	2,575,180
		20,419,037
TOTAL UTILITIES		84,288,146
TOTAL UNITED STATES		579,591,771
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $805,788,419)		817,886,703

U.S. Government Agency - Mortgage Securities - 22.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 22.7%
Fannie Mae 5.5% 1/1/2055	22,264,839	22,642,377
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	510,223	476,573
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	548,991	512,699
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	1,449,903	1,352,240
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2036	3,389,257	3,160,964
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	660,985	575,072
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	14,681,075	12,754,524
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	16,558,447	14,406,232
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	118,156	102,650
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,897,452	1,647,270
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	3,667,515	3,504,524
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	733,407	700,813
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	412,995	394,641
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	8,875,526	7,705,271
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2036	7,938,546	7,580,781
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2036	8,187,557	7,818,570
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	3,757,705	3,262,245
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2037	3,203,286	3,104,133
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	1,987,866	1,798,786
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2053	715,601	710,280
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	456,917	453,662
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2053	875,897	868,563
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2054	7,472,759	7,405,518
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	3,943,611	3,978,974
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	331,286	334,050
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2054	4,474,111	4,497,482
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	284,536	286,909
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	2,260,649	2,273,856
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	4,198,046	4,263,707
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2054	757,904	762,332
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2054	9,158,152	9,217,380
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2055	699,858	711,953
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	3,920,574	3,998,442
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	6,275,845	6,390,196
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2055	3,252,382	3,338,688
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	4,938,951	5,066,926
Freddie Mac Gold Pool 1.5% 10/1/2050	3,371,579	2,684,712
Freddie Mac Gold Pool 2% 10/1/2036	1,165,019	1,086,546
Freddie Mac Gold Pool 2% 6/1/2036	2,053,664	1,915,333
Freddie Mac Gold Pool 2% 7/1/2036	3,275,029	3,054,430
Freddie Mac Gold Pool 2.5% 1/1/2037	593,182	566,264
Freddie Mac Gold Pool 3% 5/1/2037	1,533,398	1,485,016
Freddie Mac Gold Pool 3% 5/1/2051	1,705,951	1,543,686
Freddie Mac Gold Pool 4.5% 1/1/2053	829,054	822,890
Freddie Mac Gold Pool 4.5% 10/1/2054	3,386,165	3,355,696
Freddie Mac Gold Pool 4.5% 11/1/2053	884,290	876,886
Freddie Mac Gold Pool 4.5% 11/1/2054	6,631,430	6,571,759
Freddie Mac Gold Pool 4.5% 5/1/2054	10,265,439	10,176,277
Freddie Mac Gold Pool 4.5% 7/1/2053	676,599	670,933
Freddie Mac Gold Pool 4.5% 9/1/2053	415,669	412,189
Freddie Mac Gold Pool 5% 10/1/2054	8,948,732	9,001,012
Freddie Mac Gold Pool 5.5% 1/1/2054	399,889	407,832
Freddie Mac Gold Pool 5.5% 1/1/2055	9,124,149	9,282,557
Freddie Mac Gold Pool 5.5% 12/1/2053	1,180,679	1,206,712
Freddie Mac Gold Pool 5.5% 12/1/2054	1,256,115	1,277,825
Freddie Mac Gold Pool 5.5% 3/1/2054	3,201,868	3,255,462
Freddie Mac Gold Pool 5.5% 7/1/2053	538,758	549,964
Freddie Mac Gold Pool 5.5% 9/1/2055	2,278,736	2,318,120
Freddie Mac Gold Pool 6% 12/1/2054	731,771	751,189
Freddie Mac Gold Pool 6% 3/1/2054	922,518	948,512
Freddie Mac Gold Pool 6% 7/1/2054	321,691	331,031
Freddie Mac Non Gold Pool 6% 5/1/2055	2,524,206	2,595,315
Ginnie Mae I Pool 6% 11/20/2052	208,987	214,943
Ginnie Mae II Pool 2% 10/20/2050	1,612,380	1,366,523
Ginnie Mae II Pool 2% 11/20/2050	3,517,204	2,981,555
Ginnie Mae II Pool 2% 12/20/2050	5,316,094	4,505,240
Ginnie Mae II Pool 2% 2/20/2051	5,910,171	5,008,472
Ginnie Mae II Pool 2% 3/1/2056 (b)	25,000	21,175
Ginnie Mae II Pool 2% 4/1/2056 (b)	25,000	21,178
Ginnie Mae II Pool 2% 8/20/2050	8,462,451	7,189,540
Ginnie Mae II Pool 2% 9/20/2050	10,282,994	8,736,238
Ginnie Mae II Pool 2.5% 1/20/2050	454,991	403,619
Ginnie Mae II Pool 2.5% 10/20/2050	581,017	513,782
Ginnie Mae II Pool 2.5% 11/20/2050	7,915,959	6,999,919
Ginnie Mae II Pool 2.5% 12/20/2050	233,547	206,338
Ginnie Mae II Pool 2.5% 3/1/2056 (b)	10,000,000	8,822,402
Ginnie Mae II Pool 2.5% 5/20/2051	1,542,146	1,361,279
Ginnie Mae II Pool 2.5% 6/20/2050	1,148,059	1,016,640
Ginnie Mae II Pool 2.5% 7/20/2050	5,385,810	4,769,293
Ginnie Mae II Pool 2.5% 8/20/2050	9,791,761	8,661,712
Ginnie Mae II Pool 3% 4/20/2051	670,955	616,165
Ginnie Mae II Pool 3.5% 3/1/2056 (b)	2,350,000	2,204,778
Ginnie Mae II Pool 3.5% 4/1/2056 (b)	2,350,000	2,197,434
Ginnie Mae II Pool 4% 3/1/2056 (b)	30,000,000	28,855,077
Ginnie Mae II Pool 4.5% 8/20/2054	4,776,003	4,729,407
Ginnie Mae II Pool 5% 11/20/2054	4,608,089	4,630,136
Ginnie Mae II Pool 5% 12/20/2054	2,775,422	2,788,701
Ginnie Mae II Pool 5% 2/20/2055	1,250,174	1,256,155
Ginnie Mae II Pool 5% 3/1/2056 (b)	12,950,000	12,995,527
Ginnie Mae II Pool 5% 3/20/2055	6,776,952	6,809,376
Ginnie Mae II Pool 5% 4/1/2056 (b)	2,950,000	2,956,338
Ginnie Mae II Pool 5.5% 11/20/2054	8,732,474	8,863,747
Ginnie Mae II Pool 5.5% 3/1/2056 (b)	5,000,000	5,064,380
Ginnie Mae II Pool 6% 3/1/2056 (b)	8,900,000	9,080,540
Ginnie Mae II Pool 6% 4/1/2056 (b)	3,950,000	4,027,350
Ginnie Mae II Pool 6.5% 3/1/2056 (b)	4,000,000	4,156,986
Ginnie Mae II Pool 6.5% 4/1/2056 (b)	4,000,000	4,151,986
Uniform Mortgage Backed Securities 2% 3/1/2041 (b)	1,600,000	1,490,499
Uniform Mortgage Backed Securities 2% 3/1/2056 (b)	38,250,000	31,677,277
Uniform Mortgage Backed Securities 2.5% 3/1/2056 (b)	50,000,000	43,298,830
Uniform Mortgage Backed Securities 3% 3/1/2056 (b)	25,000,000	22,606,445
Uniform Mortgage Backed Securities 3.5% 3/1/2056 (b)	29,700,000	27,989,930
Uniform Mortgage Backed Securities 4% 3/1/2041 (b)	22,500,000	22,301,368
Uniform Mortgage Backed Securities 4% 3/1/2056 (b)	30,000,000	29,159,766
Uniform Mortgage Backed Securities 4.5% 3/1/2056 (b)	7,500,000	7,416,211
Uniform Mortgage Backed Securities 5% 3/1/2041 (b)	7,450,000	7,563,205
Uniform Mortgage Backed Securities 5% 3/1/2056 (b)	6,240,000	6,268,275
Uniform Mortgage Backed Securities 5% 4/1/2041 (b)	1,650,000	1,674,105
Uniform Mortgage Backed Securities 6% 3/1/2056 (b)	2,325,000	2,384,851
Uniform Mortgage Backed Securities 6.5% 3/1/2056 (b)	4,250,000	4,413,526
TOTAL UNITED STATES		591,635,650
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $580,217,093)		591,635,650

U.S. Government Agency Obligations - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Financials - 0.0%
Financial Services - 0.0%
Fannie Mae 5.625% 7/15/2037	1,250,000	1,402,526
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Tennessee Valley Authority 4.375% 8/1/2034	1,500,000	1,546,015
Tennessee Valley Authority 4.625% 9/15/2060	150,000	139,293
Tennessee Valley Authority 5.25% 2/1/2055	5,000,000	5,132,109
Tennessee Valley Authority 6.15% 1/15/2038	500,000	590,946
TOTAL UTILITIES		7,408,363
TOTAL UNITED STATES		8,810,889
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $8,472,655)		8,810,889

U.S. Treasury Obligations - 46.4%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 2% 2/15/2050	4.78 to 5.01	6,250,000	3,822,266
US Treasury Bonds 2.25% 8/15/2049	4.63 to 5.11	50,000,000	32,626,953
US Treasury Bonds 2.875% 5/15/2043	4.51 to 5.03	21,000,000	16,840,195
US Treasury Bonds 3.125% 5/15/2048	4.69 to 5.15	50,000,000	39,386,719
US Treasury Bonds 4% 11/15/2052	4.72 to 4.92	6,000,000	5,390,625
US Treasury Bonds 4.125% 8/15/2044	4.86 to 4.88	8,900,000	8,428,578
US Treasury Bonds 4.25% 8/15/2054	4.86	400,000	374,780
US Treasury Bonds 4.375% 5/15/2040	4.48 to 4.82	13,500,000	13,606,523
US Treasury Bonds 4.375% 8/15/2043	4.48 to 4.65	3,950,000	3,885,350
US Treasury Bonds 4.5% 11/15/2054	4.66 to 5.00	62,000,000	60,571,093
US Treasury Bonds 4.625% 11/15/2044	4.62 to 5.02	44,150,000	44,565,631
US Treasury Bonds 4.625% 11/15/2045	4.64 to 4.88	31,500,000	31,706,719
US Treasury Bonds 4.625% 2/15/2055	4.84 to 4.86	25,000,000	24,933,595
US Treasury Bonds 4.625% 5/15/2044	4.61 to 4.91	10,000,000	10,113,672
US Treasury Bonds 4.75% 11/15/2043	4.46 to 4.88	7,500,000	7,719,727
US Treasury Bonds 4.75% 8/15/2055	4.92	6,000,000	6,109,688
US Treasury Notes 0.625% 8/15/2030	3.61 to 3.79	10,000,000	8,826,172
US Treasury Notes 0.75% 8/31/2026	3.84 to 4.11	47,500,000	46,827,578
US Treasury Notes 2.875% 5/15/2028	3.52 to 4.01	55,000,000	54,404,883
US Treasury Notes 3.375% 9/15/2028	3.46 to 3.62	7,500,000	7,497,363
US Treasury Notes 3.5% 1/15/2029	3.64	5,000,000	5,015,233
US Treasury Notes 3.5% 10/15/2028	3.53 to 3.64	35,000,000	35,095,704
US Treasury Notes 3.5% 11/15/2028	3.55 to 3.64	20,000,000	20,057,031
US Treasury Notes 3.5% 11/30/2030	3.70 to 3.83	22,650,000	22,637,613
US Treasury Notes 3.5% 12/15/2028	3.50 to 3.62	20,000,000	20,059,375
US Treasury Notes 3.5% 9/30/2026	3.69 to 4.09	45,000,000	44,960,010
US Treasury Notes 3.5% 9/30/2027	3.49 to 3.56	10,000,000	10,010,938
US Treasury Notes 3.625% 10/31/2030	3.61 to 3.82	20,000,000	20,098,438
US Treasury Notes 3.625% 3/31/2030	3.65	5,000,000	5,029,297
US Treasury Notes 3.625% 8/15/2028	3.62 to 3.65	25,000,000	25,142,578
US Treasury Notes 3.625% 8/31/2027	3.50 to 3.56	10,000,000	10,026,172
US Treasury Notes 3.625% 8/31/2030	3.68 to 3.82	12,500,000	12,564,941
US Treasury Notes 3.625% 9/30/2030	3.66 to 3.84	15,000,000	15,076,758
US Treasury Notes 3.75% 1/31/2031	3.63	2,500,000	2,525,390
US Treasury Notes 3.75% 10/31/2032	3.77 to 3.78	3,500,000	3,509,843
US Treasury Notes 3.75% 8/15/2027	3.56 to 4.04	50,000,000	50,214,844
US Treasury Notes 3.875% 7/31/2030	3.68 to 3.70	7,750,000	7,871,699
US Treasury Notes 3.875% 8/31/2032	3.78 to 3.89	6,325,000	6,394,674
US Treasury Notes 3.875% 9/30/2032	3.94	10,000,000	10,106,250
US Treasury Notes 4% 1/31/2031	4.08 to 4.26	10,000,000	10,210,156
US Treasury Notes 4% 11/15/2035	4.16 to 4.27	10,000,000	10,035,938
US Treasury Notes 4% 4/30/2032	3.74 to 4.03	10,000,000	10,191,797
US Treasury Notes 4% 7/31/2030	3.59	8,500,000	8,675,313
US Treasury Notes 4% 7/31/2032	3.77 to 3.99	15,500,000	15,787,598
US Treasury Notes 4.125% 11/15/2032	3.77 to 4.26	11,500,000	11,787,500
US Treasury Notes 4.125% 11/30/2031	3.69 to 3.91	10,000,000	10,266,016
US Treasury Notes 4.125% 2/28/2027	3.57 to 3.80	70,000,000	70,404,688
US Treasury Notes 4.125% 3/31/2032	4.00 to 4.22	14,500,000	14,881,191
US Treasury Notes 4.125% 5/31/2032	3.76 to 3.99	8,000,000	8,207,906
US Treasury Notes 4.25% 1/31/2030	3.72 to 4.05	25,000,000	25,718,750
US Treasury Notes 4.25% 5/15/2035	3.96 to 4.23	30,500,000	31,282,754
US Treasury Notes 4.375% 12/31/2029	3.56 to 3.80	30,000,000	30,983,203
US Treasury Notes 4.375% 5/15/2034	4.06 to 4.44	45,000,000	46,720,899
US Treasury Notes 4.375% 8/31/2028	3.72	10,000,000	10,234,375
US Treasury Notes 4.5% 5/31/2029	3.71 to 4.10	55,000,000	56,821,875
US Treasury Notes 4.625% 11/15/2026	3.62 to 3.80	20,000,000	20,137,844
US Treasury Notes 4.625% 5/31/2031	3.67 to 4.19	43,000,000	45,176,875
US Treasury Notes 4.75% 2/15/2045	4.79 to 4.87	13,000,000	13,325,000
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,186,606,705)			1,204,884,576

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $99,039,757)	3.70	99,019,953	99,039,757

TOTAL INVESTMENT IN SECURITIES - 110.4% (Cost $2,829,213,141)	2,873,996,532
NET OTHER ASSETS (LIABILITIES) - (10.4)%	(272,343,958)
NET ASSETS - 100.0%	2,601,652,574

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 3/1/2056	(25,000)	(21,176)
Ginnie Mae II Pool 3.5% 3/1/2056	(2,350,000)	(2,204,778)
Ginnie Mae II Pool 5% 3/1/2056	(2,950,000)	(2,960,371)
Ginnie Mae II Pool 6% 3/1/2056	(6,350,000)	(6,478,813)
Ginnie Mae II Pool 6.5% 3/1/2056	(4,000,000)	(4,156,986)
Uniform Mortgage Backed Securities 2% 3/1/2056	(1,450,000)	(1,200,838)
Uniform Mortgage Backed Securities 5% 3/1/2041	(2,450,000)	(2,487,228)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(19,510,190)

TOTAL TBA SALE COMMITMENTS (Proceeds $19,439,479)		(19,510,190)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,825,487 or 0.8% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	181,211,509	281,320,624	363,494,724	2,597,863	2,348	-	99,039,757	99,019,953	0.2%
Total	181,211,509	281,320,624	363,494,724	2,597,863	2,348	-	99,039,757

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	76,374,498	-	76,374,498	-

Bank Notes
Financials	2,515,597	-	2,515,597	-

Commercial Mortgage Securities	41,803,363	-	41,803,363	-

Foreign Government and Government Agency Obligations	28,550,677	-	28,550,677	-

Municipal Securities
General Obligations	1,729,683	-	1,729,683	-
Tobacco Bonds	765,139	-	765,139	-

Non-Convertible Corporate Bonds
Communication Services	20,847,662	-	20,847,662	-
Consumer Discretionary	29,110,637	-	29,110,637	-
Consumer Staples	33,968,495	-	33,968,495	-
Energy	69,757,167	-	69,757,167	-
Financials	367,384,736	-	367,384,736	-
Health Care	51,433,751	-	51,433,751	-
Industrials	55,988,105	-	55,988,105	-
Information Technology	40,023,694	-	40,023,694	-
Materials	30,658,206	-	30,658,206	-
Real Estate	34,223,004	-	34,223,004	-
Utilities	84,491,246	-	84,491,246	-

U.S. Government Agency - Mortgage Securities	591,635,650	-	591,635,650	-

U.S. Government Agency Obligations
Financials	1,402,526	-	1,402,526	-
Utilities	7,408,363	-	7,408,363	-

U.S. Treasury Obligations	1,204,884,576	-	1,204,884,576	-

Money Market Funds	99,039,757	99,039,757	-	-
Total Investments in Securities:	2,873,996,532	99,039,757	2,774,956,775	-
Other Financial Instruments:

TBA Sale Commitments	(19,510,190)	-	(19,510,190)	-
Total Other Financial Instruments:	(19,510,190)	-	(19,510,190)	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,730,173,384)	$2,774,956,775
Fidelity Central Funds (cost $99,039,757)	99,039,757

Total Investment in Securities (cost $2,829,213,141)		$2,873,996,532
Cash		2,161,765
Receivable for investments sold		3,076,172
Receivable for TBA sale commitments		19,439,479
Receivable for fund shares sold		930,490
Interest receivable		24,278,477
Distributions receivable from Fidelity Central Funds		194,778
Prepaid expenses		653
Receivable from investment adviser for expense reductions		164,007
Total assets		2,924,242,353
Liabilities
Payable for investments purchased
Regular delivery	$10,645,140
Delayed delivery	291,230,730
TBA sale commitments, at value	19,510,190
Payable for fund shares redeemed	300,778
Distributions payable	388,765
Accrued management fee	411,962
Other payables and accrued expenses	102,214
Total liabilities		322,589,779
Net Assets		$2,601,652,574
Net Assets consist of:
Paid in capital		$2,549,406,682
Total accumulated earnings (loss)		52,245,892
Net Assets		$2,601,652,574
Net Asset Value, offering price and redemption price per share ($2,601,652,574 ÷ 254,240,613 shares)		$10.23
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Interest		$43,012,608
Income from Fidelity Central Funds		2,597,863
Total income		45,610,471
Expenses
Management fee	$2,060,025
Custodian fees and expenses	10,396
Independent trustees' fees and expenses	2,006
Registration fees	101,989
Audit fees	39,095
Legal	952
Miscellaneous	1,944
Total expenses before reductions	2,216,407
Expense reductions	(695,632)
Total expenses after reductions		1,520,775
Net Investment income (loss)		44,089,696
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	8,818,124
Fidelity Central Funds	2,348
Total net realized gain (loss)		8,820,472
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	28,851,601
TBA sale commitments	1,172,526
Total change in net unrealized appreciation (depreciation)		30,024,127
Net gain (loss)		38,844,599
Net increase (decrease) in net assets resulting from operations		$82,934,295
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	For the period March 18, 2025 (commencement of operations) through August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$44,089,696	$20,063,599
Net realized gain (loss)	8,820,472	(63,509)
Change in net unrealized appreciation (depreciation)	30,024,127	14,688,553
Net increase (decrease) in net assets resulting from operations	82,934,295	34,688,643
Distributions to shareholders	(47,197,261)	(18,179,125)

Share transactions
Proceeds from sales of shares	1,015,000,445	1,584,971,591
Reinvestment of distributions	45,583,172	18,081,766
Cost of shares redeemed	(99,184,329)	(15,046,623)

Net increase (decrease) in net assets resulting from share transactions	961,399,288	1,588,006,734
Total increase (decrease) in net assets	997,136,322	1,604,516,252

Net Assets
Beginning of period	1,604,516,252	-
End of period	$2,601,652,574	$1,604,516,252

Other Information
Shares
Sold	100,041,960	159,149,184
Issued in reinvestment of distributions	4,491,285	1,806,980
Redeemed	(9,748,153)	(1,500,643)
Net increase (decrease)	94,785,092	159,455,521

Financial Highlights
Fidelity® SAI Enhanced Core Bond Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.06	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.217	.202
Net realized and unrealized gain (loss)	.187	.041
Total from investment operations	.404	.243
Distributions from net investment income	(.205)	(.183)
Distributions from net realized gain	(.029)	-
Total distributions	(.234)	(.183)
Net asset value, end of period	$10.23	$10.06
Total Return D,E	4.06%	2.45%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.22% H	.24% H,I
Expenses net of fee waivers, if any	.15 % H	.15% H
Expenses net of all reductions, if any	.15% H	.15% H
Net investment income (loss)	4.33% H	4.47% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,601,653	$1,604,516
Portfolio turnover rate J	252 % H	180% K

AFor the period March 18, 2025 (commencement of operations) through August 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity SAI Enhanced Core Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$50,503,585
Gross unrealized depreciation	(1,793,507)
Net unrealized appreciation (depreciation)	$48,710,078
Tax cost	$2,825,215,743

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Enhanced Core Bond Fund	2,494,304,530	2,100,041,756
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity SAI Enhanced Core Bond Fund	925

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .15% of average net assets. This reimbursement will remain in place through December 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $686,239.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $9,393.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity SAI Enhanced Core Bond Fund	87%
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9918578.100
ECB-SANN-0426

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2026